UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
2/28/2025
Date of reporting period:
2/28/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares 10+ Year Investment Grade Corporate Bond ETF
IGLB | NYSE Arca
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10+ Year Investment Grade Corporate Bond ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.97%.
  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® 10+ Year US Corporate Index returned 6.01%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.97%	(2.18)%	2.18%
ICE BofA US Broad Market Index	5.84	(0.56)	1.53
ICE® BofA® 10+ Year US Corporate Index	6.01	(2.11)	2.35
Key Fund statistics
Net Assets	$2,754,872,414
Number of Portfolio Holdings	3,770
Net Investment Advisory Fees	$1,006,727
Portfolio Turnover Rate	6%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The performance of the ICE® BofA® 10+ Year US Corporate Index in this report reflects the performance of the Bloomberg U.S. Long Credit Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE® BofA® 10+ Year US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® 10+ Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.9%
Aa	10.4%
A	41.9%
Baa	42.0%
Ba	1.4%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	0.1%
10-15 Years	15.7%
15-20 Years	21.0%
More than 20 Years	63.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 10+ Year Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2025
IGLB-02/25-AR

iShares 1-5 Year Investment Grade Corporate Bond ETF
IGSB | NASDAQ
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-5 Year Investment Grade Corporate Bond ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.77%.
  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® 1-5 Year US Corporate Index returned 6.75%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.77%	2.01%	2.34%
ICE BofA US Broad Market Index	5.84	(0.56)	1.53
ICE® BofA® 1-5 Year US Corporate Index	6.75	2.02	2.44
Key Fund statistics
Net Assets	$21,703,117,945
Number of Portfolio Holdings	4,085
Net Investment Advisory Fees	$8,356,821
Portfolio Turnover Rate	29%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The performance of the ICE® BofA® 1-5 Year US Corporate Index in this report reflects the performance of the Bloomberg U.S. 1-3 Year Credit Bond Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE® BofA® 1-5 Year US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® 1-5 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.7%
Aa	9.2%
A	44.4%
Baa	41.0%
Ba	1.8%
Not Rated	1.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	23.1%
2-3 Years	25.9%
3-4 Years	23.9%
4-5 Years	22.2%
5-6 Years	4.4%
6-7 Years	0.1%
7-8 Years	0.2%
9-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 1-5 Year Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2025
IGSB-02/25-AR

iShares 5-10 Year Investment Grade Corporate Bond ETF
IGIB | NASDAQ
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 5-10 Year Investment Grade Corporate Bond ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 7.80%.
  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® 5-10 Year US Corporate Index returned 7.79%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.80%	0.82%	2.69%
ICE BofA US Broad Market Index	5.84	(0.56)	1.53
ICE® BofA® 5-10 Year US Corporate Index	7.79	0.85	2.78
Key Fund statistics
Net Assets	$15,336,793,497
Number of Portfolio Holdings	2,876
Net Investment Advisory Fees	$5,608,548
Portfolio Turnover Rate	19%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The performance of the ICE® BofA® 5-10 Year US Corporate Index in this report reflects the performance of the Bloomberg U.S. Intermediate Credit Bond Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE® BofA® 5-10 Year US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® 5-10 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.9%
Aa	6.4%
A	40.7%
Baa	48.0%
Ba	1.8%
Not Rated	2.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	92.4%
10-15 Years	6.2%
15-20 Years	0.1%
More than 20 Years	1.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 5-10 Year Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2025
IGIB-02/25-AR

iShares Broad USD Investment Grade Corporate Bond ETF
USIG | NASDAQ
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Investment Grade Corporate Bond ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.82%.
  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® US Corporate Index returned 6.81%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.82%	0.23%	2.42%
ICE BofA US Broad Market Index	5.84	(0.56)	1.53
ICE® BofA® US Corporate Index	6.81	0.28	2.54
Key Fund statistics
Net Assets	$12,542,461,281
Number of Portfolio Holdings	10,608
Net Investment Advisory Fees	$4,663,950
Portfolio Turnover Rate	12%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The performance of the ICE® BofA® US Corporate Index in this report reflects the performance of the Bloomberg U.S. Credit Bond Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE® BofA® US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.8%
Aa	8.7%
A	42.5%
Baa	43.5%
Ba	1.7%
Not Rated	1.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	38.2%
5-10 Years	28.4%
10-15 Years	7.0%
15-20 Years	6.6%
More than 20 Years	19.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2025
USIG-02/25-AR

iShares Core 10+ Year USD Bond ETF
ILTB | NYSE Arca
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Core 10+ Year USD Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 10+ Year USD Bond ETF	$6	0.06%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.34%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Universal 10+ Year Index returned 5.35%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In the strengthening economic environment, high yield bonds exhibited solid performance and outperformed their investment-grade counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.34%	(3.47)%	1.56%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. Universal 10+ Year Index	5.35	(3.46)	1.62
Key Fund statistics
Net Assets	$626,366,653
Number of Portfolio Holdings	3,751
Net Investment Advisory Fees	$365,124
Portfolio Turnover Rate	8%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	46.3%
Aa	7.1%
A	19.5%
Baa	21.9%
Ba	2.1%
B	0.9%
Caa	1.0%
Ca	0.3%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	46.4%
U.S. Government & Agency Obligations	44.2%
Foreign Government Obligations	7.6%
Municipal Debt Obligations	1.8%
Asset-Backed Securities	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 10+ Year USD Bond ETF
Annual Shareholder Report — February 28, 2025
ILTB-02/25-AR

iShares Core 5-10 Year USD Bond ETF
IMTB | NYSE Arca
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Core 5-10 Year USD Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 5-10 Year USD Bond ETF	$5	0.05%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.74%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Universal 5-10 Year Index returned 6.81%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In the strengthening economic environment, high yield bonds exhibited solid performance and outperformed their investment-grade counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2016 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.74%	(0.12)%	1.46%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.64
Bloomberg U.S. Universal 5-10 Year Index	6.81	(0.08)	1.53
Key Fund statistics
Net Assets	$221,818,415
Number of Portfolio Holdings	3,034
Net Investment Advisory Fees	$97,763
Portfolio Turnover Rate	304%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was November 1, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.6%
Aa	2.0%
A	7.8%
Baa	10.0%
Ba	2.5%
B	2.0%
Caa	0.7%
Ca	0.1%
Not Rated	1.3%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	73.7%
Corporate Bonds & Notes	22.9%
Foreign Government Obligations	4.2%
Collateralized Mortgage Obligations	0.4%
Municipal Debt Obligations	0.1%
Common Stocks	0.0	%(b)
TBA Sales Commitments	(1.3)%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 5-10 Year USD Bond ETF
Annual Shareholder Report — February 28, 2025
IMTB-02/25-AR

iShares Core U.S. Aggregate Bond ETF
AGG | NYSE Arca
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Core U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. Aggregate Bond ETF	$3	0.03%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.80%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Fixed income prices rose amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, under the notion that it needed to see further progress on inflation before cutting rates any further. The yield curve (with the difference between a shorter-term bond and a longer-term bonds, most often gauged by that of the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. Overall, the Fund’s Treasury holdings contributed the most to performance, followed by corporate bonds and securitized issues. By maturity, longer-dated issues benefited returns.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.80%	(0.54)%	1.47%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. Aggregate Bond Index	5.81	(0.52)	1.51
Key Fund statistics
Net Assets	$125,527,239,013
Number of Portfolio Holdings	12,305
Net Investment Advisory Fees	$30,716,890
Portfolio Turnover Rate	81%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.1%
Aa	2.5%
A	11.4%
Baa	11.6%
Ba	0.5%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.9%
Corporate Bonds & Notes	25.3%
Foreign Government Obligations	2.1%
Collateralized Mortgage Obligations	1.0%
Municipal Debt Obligations	0.5%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.2)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core U.S. Aggregate Bond ETF
Annual Shareholder Report — February 28, 2025
AGG-02/25-AR

iShares ESG Advanced Total USD Bond Market ETF
EUSB | NYSE Arca
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Total USD Bond Market ETF	$12	0.12%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.17%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg MSCI US Universal Choice ESG Screened Index returned 6.31%.
What contributed to performance?
During the reporting period, bonds rated A and Baa by Moody’s, which sit at the lower end of the investment grade scale, were the largest contributors to the Fund’s return. S Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Intermediate term bonds, those with maturities from five to seven years, contributed in this environment, and corporate issues saw gains across most sectors.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 23, 2020 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.17%	(0.66)%
Bloomberg U.S. Universal Index	6.30	(0.42)
Bloomberg MSCI US Universal Choice ESG Screened Index	6.31	(0.53)
Key Fund statistics
Net Assets	$691,005,159
Number of Portfolio Holdings	4,298
Net Investment Advisory Fees	$763,051
Portfolio Turnover Rate	100%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 23, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	64.7%
Aa	3.3%
A	9.4%
Baa	14.9%
Ba	3.4%
B	1.8%
Caa	0.6%
Ca	0.2%
Not Rated	1.7%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.3%
Corporate Bonds & Notes	30.8%
Foreign Government Obligations	6.8%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.2)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through June 30, 2030.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced Total USD Bond Market ETF
Annual Shareholder Report — February 28, 2025
EUSB-02/25-AR

iShares ESG Aware 1-5 Year USD Corporate Bond ETF
SUSB | NASDAQ
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$12	0.12%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.54%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index returned 6.66%.
What contributed to performance?
During the reporting period, bonds rated A and Baa by Moody’s, which sit at the lower end of the investment grade scale, were the largest contributors to the Fund’s return. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Bonds with maturities from seven to ten years, also contributed. Corporate issues were also beneficiaries in this environment, with gains across most sectors.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2017 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.54%	1.77%	2.43%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.74
Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index	6.66	1.98	2.63
Key Fund statistics
Net Assets	$974,007,349
Number of Portfolio Holdings	1,625
Net Investment Advisory Fees	$1,102,583
Portfolio Turnover Rate	38%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was July 11, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.3%
Aa	4.4%
A	44.8%
Baa	46.3%
Ba	1.6%
Not Rated	1.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	23.5%
2-3 Years	25.3%
3-4 Years	25.0%
4-5 Years	20.3%
5-6 Years	5.4%
6-7 Years	0.2%
9-10 Years	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Annual Shareholder Report — February 28, 2025
SUSB-02/25-AR

iShares ESG Aware U.S. Aggregate Bond ETF
EAGG | NYSE Arca
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware U.S. Aggregate Bond ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.70%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg MSCI US Aggregate ESG Focus Index returned 5.79%.
What contributed to performance?
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, Treasury holdings were the largest contributors to the Fund’s return. In terms of maturity, bonds with maturities between seven and ten years benefited returns.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 18, 2018 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.70%	(0.61)%	1.78%
Bloomberg U.S. Universal Index	6.30	(0.07)	2.17
Bloomberg MSCI US Aggregate ESG Focus Index	5.79	(0.50)	1.89
Key Fund statistics
Net Assets	$3,871,267,859
Number of Portfolio Holdings	5,336
Net Investment Advisory Fees	$3,448,125
Portfolio Turnover Rate	112%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was October 18, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.7%
Aa	2.2%
A	10.6%
Baa	12.3%
Ba	0.3%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.1%
Corporate Bonds & Notes	25.2%
Foreign Government Obligations	3.4%
Collateralized Mortgage Obligations	1.2%
Asset-Backed Securities	0.4%
Municipal Debt Obligations	0.0	%(b)
TBA Sales Commitments	(0.3)%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through June 30, 2029.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware U.S. Aggregate Bond ETF
Annual Shareholder Report — February 28, 2025
EAGG-02/25-AR

iShares ESG Aware USD Corporate Bond ETF
SUSC | NASDAQ
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares ESG Aware USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware USD Corporate Bond ETF	$19	0.18%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.34%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg MSCI US Corporate ESG Focus Index returned 6.51%.
What contributed to performance?
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. During the reporting period, bonds rated A and Baa by Moody’s, which sit at the lower end of the investment grade scale, were the largest contributors to the Fund’s return. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.). Longer-term bonds, those with maturities from seven to ten years and longer, meaningfully contributed to returns. Contributors were spread across sectors and were particularly notable in banking.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2017 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.34%	(0.11)%	2.16%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.74
Bloomberg MSCI US Corporate ESG Focus Index	6.51	0.19	2.43
Key Fund statistics
Net Assets	$1,131,038,474
Number of Portfolio Holdings	4,061
Net Investment Advisory Fees	$1,998,698
Portfolio Turnover Rate	18%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was July 11, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.5%
Aa	6.3%
A	42.2%
Baa	47.3%
Ba	1.5%
Not Rated	1.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	35.8%
5-10 Years	28.3%
10-15 Years	8.4%
15-20 Years	5.8%
More than 20 Years	21.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware USD Corporate Bond ETF
Annual Shareholder Report — February 28, 2025
SUSC-02/25-AR

iShares Government/Credit Bond ETF
GBF | NYSE Arca
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government/Credit Bond ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.31%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Government/Credit Bond Index returned 5.53%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In this environment, shorter-term issues outperformed their longer-dated counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.31%	(0.80)%	1.42%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. Government/Credit Bond Index	5.53	(0.58)	1.63
Key Fund statistics
Net Assets	$156,775,152
Number of Portfolio Holdings	3,368
Net Investment Advisory Fees	$443,405
Portfolio Turnover Rate	15%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	63.6%
Aa	3.1%
A	14.7%
Baa	17.3%
Ba	0.7%
Not Rated	0.6%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.6%
Corporate Bonds & Notes	34.3%
Foreign Government Obligations	3.4%
Municipal Debt Obligations	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Government/Credit Bond ETF
Annual Shareholder Report — February 28, 2025
GBF-02/25-AR

iShares High Yield Systematic Bond ETF
HYDB | Cboe BZX Exchange
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares High Yield Systematic Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Systematic Bond ETF	$37	0.35%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 10.80%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the BlackRock High Yield Systematic Bond Index returned 11.24%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Credit spreads continued to tighten over the reporting period, approaching the lower end of their historical averages. Income contributed the most to the Fund’s return, with price appreciation providing a boost as rates rallied the first half of the reporting period. In terms of maturity, issues between three and five years aided performance. Within sectors, communications bonds contributed the most to returns, followed by consumer non-cyclical issues. In the strengthening economic environment, high yield bonds exhibited strong performance, and bonds rated B by Moody’s benefited returns.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2017 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.80%	5.68%	5.58%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.74
BlackRock High Yield Systematic Bond Index	11.24	6.21	5.95
Markit iBoxx USD Liquid High Yield Index	10.19	4.38	4.50
Key Fund statistics
Net Assets	$1,546,166,267
Number of Portfolio Holdings	274
Net Investment Advisory Fees	$2,795,722
Portfolio Turnover Rate	81%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was July 11, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.0%
Ba	31.6%
B	51.5%
Caa	8.3%
Not Rated	7.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	64.3%
5-10 Years	33.1%
10-15 Years	0.1%
15-20 Years	1.3%
More than 20 Years	1.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited, but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Systematic Bond ETF
Annual Shareholder Report — February 28, 2025
HYDB-02/25-AR

iShares iBoxx $ High Yield Corporate Bond ETF
HYG | NYSE Arca
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ High Yield Corporate Bond ETF	$51	0.49%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 9.96%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Markit iBoxx® USD Liquid High Yield Index returned 10.19%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.)
Strong corporate profitability and robust economic data helped high yield bond performance during the reporting period.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.96%	3.93%	3.97%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Markit iBoxx® USD Liquid High Yield Index	10.19	4.38	4.48
Key Fund statistics
Net Assets	$15,256,654,232
Number of Portfolio Holdings	1,267
Net Investment Advisory Fees	$76,896,482
Portfolio Turnover Rate	14%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.0	%(b)
Baa	0.9%
Ba	43.3%
B	40.0%
Caa	13.1%
Ca	1.1%
Not Rated	1.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	60.2%
5-10 Years	36.8%
10-15 Years	0.3%
More than 20 Years	2.5%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ High Yield Corporate Bond ETF
Annual Shareholder Report — February 28, 2025
HYG-02/25-AR

iShares iBoxx $ Investment Grade Corporate Bond ETF
LQD | NYSE Arca
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ Investment Grade Corporate Bond ETF	$14	0.14%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.25%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Markit iBoxx® USD Liquid Investment Grade Index returned 6.38%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.)
Strong corporate profitability and robust economic data helped high yield bond performance during the reporting period.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.25%	(0.42)%	2.35%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Markit iBoxx® USD Liquid Investment Grade Index	6.38	(0.30)	2.52
Key Fund statistics
Net Assets	$30,541,913,566
Number of Portfolio Holdings	2,880
Net Investment Advisory Fees	$42,070,632
Portfolio Turnover Rate	19%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.3%
Aa	6.6%
A	46.3%
Baa	41.9%
Ba	2.4%
Not Rated	0.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	17.9%
5-10 Years	38.0%
10-15 Years	8.4%
15-20 Years	7.9%
More than 20 Years	27.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2025
LQD-02/25-AR

iShares Intermediate Government/Credit Bond ETF
GVI | Cboe BZX Exchange
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Intermediate Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Government/Credit Bond ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.67%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Intermediate Government/Credit Bond Index returned 5.86%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In this environment, shorter-term issues outperformed their longer-dated counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.67%	0.50%	1.63%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. Intermediate Government/Credit Bond Index	5.86	0.68	1.81
Key Fund statistics
Net Assets	$3,312,487,019
Number of Portfolio Holdings	5,724
Net Investment Advisory Fees	$6,579,171
Portfolio Turnover Rate	21%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	68.6%
Aa	2.7%
A	13.6%
Baa	14.0%
Ba	0.6%
Not Rated	0.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	65.5%
Corporate Bonds & Notes	30.4%
Foreign Government Obligations	3.9%
Municipal Debt Obligations	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Intermediate Government/Credit Bond ETF
Annual Shareholder Report — February 28, 2025
GVI-02/25-AR

iShares Investment Grade Systematic Bond ETF
IGEB | Cboe BZX Exchange
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares Investment Grade Systematic Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Systematic Bond ETF	$19	0.18%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 7.25%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the BlackRock Investment Grade Systematic Bond Index returned 7.54%.
What contributed to performance?
Corporate bond spreads over Treasuries tightened during the reporting period, approaching the lower end of their historical averages. Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. In this environment, the Fund benefited from income, with price appreciation providing a boost as rates rallied the first half of the reporting period. By sector, industrial issues added the most to performance, helped by the energy and consumer non cyclical sectors. Issues rated investment grade Baa by Moody’s meaningfully added to returns. By maturity, bonds between seven and ten years contributed.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2017 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.25%	0.90%	2.98%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.74
BlackRock Investment Grade Systematic Bond Index	7.54	1.10	3.16
Markit iBoxx USD Liquid Investment Grade Index	6.38	(0.30)	2.32
Key Fund statistics
Net Assets	$1,072,790,930
Number of Portfolio Holdings	440
Net Investment Advisory Fees	$1,990,646
Portfolio Turnover Rate	69%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was July 11, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.3%
Aa	5.1%
A	15.0%
Baa	72.1%
Ba	4.4%
Not Rated	1.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	10.8%
5-10 Years	58.0%
10-15 Years	7.1%
15-20 Years	3.1%
More than 20 Years	21.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited, but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Investment Grade Systematic Bond ETF
Annual Shareholder Report — February 28, 2025
IGEB-02/25-AR

iShares MBS ETF
MBB | NASDAQ
Annual Shareholder Report — February 28, 2025

This annual shareholder report contains important information about iShares MBS ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MBS ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.52%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. MBS Index returned 6.53%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In this environment, shorter-term issues outperformed their longer-dated counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2015 through February 28, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.52%	(0.50)%	1.04%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. MBS Index	6.53	(0.48)	1.15
Key Fund statistics
Net Assets	$37,648,396,447
Number of Portfolio Holdings	11,238
Net Investment Advisory Fees	$11,793,990
Portfolio Turnover Rate	144%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Issuer allocation
Issuer	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities	74.7%
Government National Mortgage Association	23.0%
Federal Home Loan Mortgage Corp.	2.2%
Federal National Mortgage Association	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.2%
5-10 Years	1.7%
10-15 Years	8.2%
15-20 Years	3.4%
20-25 Years	14.0%
25-30 Years	68.9%
30-35 Years	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MBS ETF
Annual Shareholder Report — February 28, 2025
MBB-02/25-AR

(b) Not applicable

Item 2 –	Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –	Audit Committee Financial Expert - The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eighteen series of the registrant for which the fiscal year-end is February 28, 2025 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $248,800 for the fiscal year ended February 29, 2024 and $248,800 for the fiscal year ended February 28, 2025.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended February 29, 2024 and February 28, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $174,600 for the fiscal year ended February 29, 2024 and $174,600 for the fiscal year ended February 28, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended February 29, 2024 and February 28, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $174,600 for the fiscal year ended February 29, 2024 and $174,600 for the fiscal year ended February 28, 2025.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani Laura F. Fergerson Cecilia H. Herbert John E. Martinez

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

February 28, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
• iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

2

Schedule of Investments
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.4%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$195,681
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	48,161
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52	110	103,608
Series 2021-L7, Class A5, 2.57%, 10/15/54	500	432,513
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5, 2.45%, 06/15/53	30	26,777
		806,740
Total Collateralized Mortgage Obligations — 0.4% (Cost: $813,880)		806,740
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 7.88%, 04/01/30(b)	15	15,305
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	5	4,354
5.38%, 06/15/33	9	9,107
Lamar Media Corp., 3.63%, 01/15/31	5	4,496
Omnicom Group Inc.
2.45%, 04/30/30	10	8,948
2.60%, 08/01/31	20	17,492
4.20%, 06/01/30	5	4,877
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30(b)(c)	10	9,355
7.38%, 02/15/31(b)	10	10,509
		84,443
Aerospace & Defense — 0.3%
BAE Systems PLC, 5.30%, 03/26/34(b)	30	30,397
Boeing Co. (The)
3.60%, 05/01/34	35	30,159
3.63%, 02/01/31	25	23,086
5.15%, 05/01/30	70	70,133
6.39%, 05/01/31	10	10,654
6.53%, 05/01/34	55	58,961
Bombardier Inc.
7.00%, 06/01/32(b)	15	15,207
7.25%, 07/01/31(b)	15	15,356
7.45%, 05/01/34(b)	10	10,489
8.75%, 11/15/30(b)	10	10,709
Embraer Netherlands Finance BV, 5.98%, 02/11/35	10	10,272
General Dynamics Corp., 3.63%, 04/01/30	40	38,286
Goat Holdco LLC, 6.75%, 02/01/32(b)	10	9,999
Hexcel Corp., 5.88%, 02/26/35	5	5,132
L3Harris Technologies Inc.
5.35%, 06/01/34	15	15,182
5.40%, 07/31/33	40	40,653
Lockheed Martin Corp.
1.85%, 06/15/30	25	21,748
3.90%, 06/15/32	5	4,720
4.75%, 02/15/34	45	44,404
Northrop Grumman Corp., 4.70%, 03/15/33	40	39,346
RTX Corp.
2.38%, 03/15/32	15	12,742
5.15%, 02/27/33	30	30,252
Security	Par (000)	Value
Aerospace & Defense (continued)
6.00%, 03/15/31	$35	$37,153
6.10%, 03/15/34	30	32,224
Spirit AeroSystems Inc., 9.75%, 11/15/30(b)	20	22,140
TransDigm Inc.
6.00%, 01/15/33(b)	25	24,760
6.63%, 03/01/32(b)	35	35,682
6.88%, 12/15/30(b)	25	25,644
7.13%, 12/01/31(b)	15	15,488
		740,978
Agriculture — 0.2%
Altria Group Inc.
2.45%, 02/04/32	25	21,067
3.40%, 05/06/30	25	23,273
5.63%, 02/06/35	15	15,256
Archer-Daniels-Midland Co.
3.25%, 03/27/30	25	23,457
4.50%, 08/15/33	25	24,199
BAT Capital Corp.
2.73%, 03/25/31	25	22,070
4.74%, 03/16/32	20	19,557
4.91%, 04/02/30	30	30,069
6.00%, 02/20/34	15	15,694
6.34%, 08/02/30	25	26,680
7.75%, 10/19/32	20	23,013
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5	4,443
4.65%, 09/17/34	10	9,649
Cargill Inc.
1.70%, 02/02/31(b)	35	29,651
2.13%, 11/10/31(b)	5	4,263
4.00%, 06/22/32(b)	25	23,665
5.13%, 10/11/32(b)	15	15,218
Darling Ingredients Inc., 6.00%, 06/15/30(b)	15	15,036
Philip Morris International Inc.
2.10%, 05/01/30	5	4,411
5.25%, 02/13/34	50	50,594
5.38%, 02/15/33	50	51,164
5.75%, 11/17/32	75	78,644
		531,073
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	4	3,327
British Airways Pass-Through Trust, Series 2019-1, Class AA, 3.30%, 06/15/34(b)	8	7,217
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	34	36,000
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(c)	7	6,886
United Airlines Pass-Through Trust
Series 2018-1, Class AA, 3.50%, 09/01/31	3	3,356
Series 2019, Class AA, 4.15%, 02/25/33	3	3,126
Series 2019-2, Class AA, 2.70%, 11/01/33	4	3,480
		63,392
Apparel — 0.0%
Champ Acquisition Corp., 8.38%, 12/01/31(b)	10	10,511
Crocs Inc., 4.13%, 08/15/31(b)(c)	8	7,128
Hanesbrands Inc., 9.00%, 02/15/31(b)	10	10,647
Levi Strauss & Co., 3.50%, 03/01/31(b)	5	4,461
S&S Holdings LLC, 8.38%, 10/01/31(b)	10	9,964
Tapestry Inc., 3.05%, 03/15/32(c)	25	21,799
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
VF Corp.
2.95%, 04/23/30	$15	$13,122
6.00%, 10/15/33	5	4,913
		82,545
Auto Manufacturers — 0.5%
Allison Transmission Inc., 3.75%, 01/30/31(b)	17	15,269
American Honda Finance Corp., 4.90%, 01/10/34	15	14,752
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	10	8,406
2.55%, 04/01/31(b)	15	13,220
3.70%, 04/01/32(b)	10	9,282
4.15%, 04/09/30(b)	30	29,149
5.15%, 08/11/33(b)(c)	10	10,132
5.15%, 04/02/34(b)(c)	10	10,067
Cummins Inc., 5.15%, 02/20/34	25	25,473
Ford Motor Co.
3.25%, 02/12/32	58	48,360
6.10%, 08/19/32	95	93,941
7.45%, 07/16/31	30	32,297
9.63%, 04/22/30	13	14,947
Ford Motor Credit Co. LLC
3.63%, 06/17/31	33	28,834
4.00%, 11/13/30	20	18,172
6.13%, 03/08/34	10	9,745
7.20%, 06/10/30	25	26,249
7.35%, 03/06/30	25	26,518
General Motors Co., 5.60%, 10/15/32	25	25,217
General Motors Financial Co. Inc.
2.35%, 01/08/31	10	8,511
2.70%, 06/10/31	19	16,285
3.10%, 01/12/32	45	38,923
3.60%, 06/21/30	30	27,693
5.45%, 09/06/34	10	9,784
5.95%, 04/04/34	30	30,341
6.10%, 01/07/34	45	45,949
6.40%, 01/09/33	34	35,532
Honda Motor Co. Ltd., 2.97%, 03/10/32	50	44,268
Hyundai Capital America
5.40%, 01/08/31(b)	5	5,096
6.38%, 04/08/30(b)	30	31,798
JB Poindexter & Co. Inc., 8.75%, 12/15/31(b)	10	10,453
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(b)	15	14,800
8.50%, 01/18/31	20	23,657
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)	10	9,580
Toyota Motor Credit Corp.
1.65%, 01/10/31	45	38,147
3.38%, 04/01/30	35	33,076
4.55%, 05/17/30	15	14,975
4.60%, 10/10/31	15	14,859
4.70%, 01/12/33	15	14,854
4.80%, 01/05/34	25	24,802
5.10%, 03/21/31	5	5,093
5.35%, 01/09/35	20	20,438
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(b)	10	9,362
5.60%, 03/22/34(b)	10	10,035
		998,341
Security	Par (000)	Value
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
7.50%, 02/15/33(b)	$10	$10,006
8.25%, 04/15/31(b)	10	10,281
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	5	4,411
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34	10	9,653
BorgWarner Inc., 5.40%, 08/15/34(c)	10	9,996
Dana Inc.
4.25%, 09/01/30	5	4,724
4.50%, 02/15/32(c)	5	4,658
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	14	14,263
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	10	9,260
5.25%, 07/15/31(c)	9	8,359
5.63%, 04/30/33(c)	10	9,221
IHO Verwaltungs GmbH
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(b)(d)	10	10,063
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(b)(d)	10	10,106
Lear Corp., 2.60%, 01/15/32	25	21,193
Magna International Inc., 2.45%, 06/15/30	5	4,446
Phinia Inc., 6.63%, 10/15/32(b)	5	5,025
ZF North America Capital Inc.
6.75%, 04/23/30(b)	15	14,800
6.88%, 04/23/32(b)	10	9,665
7.13%, 04/14/30(b)	10	10,000
		180,130
Banks — 4.6%
Australia & New Zealand Banking Group Ltd., 5.20%, 09/30/35, (1-year CMT + 1.470%)(a)(b)	30	29,209
Banco Bilbao Vizcaya Argentaria SA, 7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	5	5,676
Banco Santander SA
2.75%, 12/03/30	125	109,208
2.96%, 03/25/31	20	17,864
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	55	47,237
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	70	59,692
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	65	55,414
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	55	45,822
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	75	64,759
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	40	35,867
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	50	43,997
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	65	57,017
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	30	27,053
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	65	62,961
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	90	89,667
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	85	85,652
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	40	39,434
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	100	101,693
5.51%, 01/24/36(a)	60	61,313
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	50	49,436
5.74%, 02/12/36(a)	25	25,132
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	85	89,017
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	45	39,679
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	15	12,759
5.51%, 06/04/31	5	5,165
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31	5	4,244
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.50%, 01/26/32	$25	$21,713
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	20	19,582
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	20	19,932
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	10	10,118
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	25	25,224
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	25	25,455
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	35	38,487
Bank of Nova Scotia (The)
2.15%, 08/01/31	5	4,260
2.45%, 02/02/32	40	34,320
5.65%, 02/01/34	30	31,200
BankUnited Inc., 5.13%, 06/11/30	10	9,779
Barclays PLC, 6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	200	210,003
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	5	4,934
BNP Paribas SA
2.59%, 08/12/35, (5-year CMT + 2.050%)(a)(b)	5	4,294
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(a)(b)	200	175,863
5.89%, 12/05/34, (1-day SOFR + 1.866%)(a)(b)	10	10,526
BPCE SA
3.12%, 10/19/32, (1-day SOFR + 1.730%)(a)(b)	5	4,277
5.94%, 05/30/35, (1-day SOFR + 1.850%)(a)(b)	250	255,283
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	11	10,096
6.09%, 10/03/33	20	21,313
Citibank NA, 5.57%, 04/30/34	30	31,003
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	50	42,822
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	85	73,770
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	85	75,628
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	50	43,894
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	45	41,299
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	55	53,605
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	35	34,396
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	10	9,670
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	60	60,857
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	45	45,156
6.02%, 01/24/36(a)	50	50,849
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	45	46,362
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	35	37,321
6.63%, 06/15/32	25	27,049
Citizens Financial Group Inc.
3.25%, 04/30/30	35	32,147
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	5	4,943
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	5	5,111
6.65%, 04/25/35, (1-day SOFR + 2.325%)(a)	10	10,765
Commonwealth Bank of Australia, 5.84%, 03/13/34(b)	15	15,466
Credit Agricole SA
5.37%, 03/11/34(b)	5	5,110
6.25%, 01/10/35, (1-day SOFR + 2.670%)(a)(b)	10	10,339
Deutsche Bank AG/New York
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	150	138,273
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	10	8,980
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	15	13,115
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	5	5,085
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	20	21,946
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	15	14,213
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	5	5,152
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	8	8,955
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Capital I, 6.35%, 02/15/34	$10	$10,631
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	25	21,170
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	50	42,818
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	95	82,970
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	40	34,588
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	80	70,518
3.80%, 03/15/30	45	43,049
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	65	63,545
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	50	50,026
5.54%, 01/28/36(a)	50	50,890
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	20	20,782
6.13%, 02/15/33	40	43,289
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	80	87,561
HSBC Holdings PLC
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	200	191,216
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	200	212,150
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	10	11,495
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	15	12,420
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	10	10,195
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)	5	5,098
ING Groep NV, 2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	200	176,447
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	10	9,044
7.20%, 11/28/33(b)	30	33,406
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)	15	17,289
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	30	25,416
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	50	44,848
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	60	51,910
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	75	65,817
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	70	63,494
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	65	57,421
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	35	34,569
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	50	48,789
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	80	79,595
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	65	63,884
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	65	65,528
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	55	55,757
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	85	86,460
5.50%, 01/24/36(a)	50	51,341
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	50	51,632
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	50	52,181
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	55	59,240
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	5	4,810
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	10	10,657
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	20	19,760
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	10	8,346
4.13%, 07/15/33	120	118,806
4.38%, 02/28/34	80	80,586
4.75%, 10/29/30	45	46,425
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	$115	$96,654
4.13%, 02/06/31(e)	15	14,923
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	10	9,854
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	15	17,164
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	10	9,788
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	10	10,426
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)	10	8,728
2.87%, 01/14/33, (1-day SOFR + 1.532%)(a)(b)	33	28,561
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)	33	31,627
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)	20	20,414
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)	35	36,576
Mitsubishi UFJ Financial Group Inc., 5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	200	203,323
Mizuho Financial Group Inc.
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	5	4,366
2.56%, 09/13/31	45	38,649
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	95	98,491
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	29	24,248
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	50	41,894
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	85	72,227
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	65	54,003
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	70	60,191
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	65	56,992
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	30	28,321
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	25	24,689
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	65	65,311
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	50	50,264
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	85	86,357
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	50	50,810
5.59%, 01/18/36(a)	50	51,264
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	30	31,203
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	35	35,623
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	35	35,706
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	45	48,463
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	20	21,895
7.25%, 04/01/32	65	74,229
National Australia Bank Ltd., 2.33%, 08/21/30(b)	55	47,868
NatWest Group PLC, 6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	100	104,494
Norinchukin Bank (The), 2.08%, 09/22/31(b)	10	8,384
Northern Trust Corp., 1.95%, 05/01/30	30	26,408
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	10	8,597
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	7	6,695
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	25	24,768
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	25	24,885
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	15	15,141
5.58%, 01/29/36(a)	25	25,599
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	40	41,202
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	25	26,245
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	45	47,450
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	25	27,773
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	15	14,957
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada
2.30%, 11/03/31	$45	$38,728
5.00%, 02/01/33	25	25,101
5.00%, 05/02/33	35	35,117
5.15%, 02/01/34	20	20,224
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	15	15,586
Societe Generale SA, 6.69%, 01/10/34, (1-year CMT + 2.950%)(a)(b)	200	212,593
Standard Chartered PLC
3.60%, 01/12/33, (1-year CMT + 1.900%)(a)(b)	5	4,419
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)	125	122,913
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)(b)	30	30,904
State Street Corp.
2.20%, 03/03/31	10	8,692
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	15	13,018
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	15	14,229
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	5	4,840
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	25	24,658
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	25	24,659
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	15	15,127
Sumitomo Mitsui Financial Group Inc., 5.85%, 07/13/30	200	209,589
Toronto-Dominion Bank (The)
2.00%, 09/10/31(c)	5	4,251
2.45%, 01/12/32	25	21,360
3.20%, 03/10/32	30	26,847
4.46%, 06/08/32	40	38,678
Truist Financial Corp.
1.95%, 06/05/30	15	13,045
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	25	24,056
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	25	24,742
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	20	20,083
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	30	30,810
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	35	36,327
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	20	21,163
U.S. Bancorp
1.38%, 07/22/30	15	12,634
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	20	16,584
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	15	12,905
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	25	24,358
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	25	24,401
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	35	35,967
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	20	20,763
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	30	31,243
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(a)(b)	200	170,050
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)	200	197,733
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)	10	10,781
UniCredit SpA, 5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)	25	24,505
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	75	67,256
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	40	39,284
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	75	73,837
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)	50	49,855
5.38%, 02/07/35	10	10,212
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	65	65,680
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	60	61,028
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	75	76,448
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	$85	$92,100
Westpac Banking Corp.
2.15%, 06/03/31	85	73,911
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	25	21,771
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	15	13,052
5.62%, 11/20/35, (1-year CMT + 1.200%)(a)	50	50,193
		10,074,786
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	35	33,270
5.00%, 06/15/34	25	25,176
Coca-Cola Co. (The)
1.38%, 03/15/31	30	25,186
2.25%, 01/05/32	45	39,143
3.45%, 03/25/30	20	19,156
4.65%, 08/14/34	25	24,807
5.00%, 05/13/34	10	10,201
Constellation Brands Inc.
2.88%, 05/01/30	10	9,092
4.90%, 05/01/33	25	24,515
Keurig Dr Pepper Inc.
3.20%, 05/01/30	30	27,847
4.05%, 04/15/32	10	9,515
5.30%, 03/15/34	30	30,585
PepsiCo Inc.
1.63%, 05/01/30	20	17,375
1.95%, 10/21/31	30	25,528
2.75%, 03/19/30	25	23,064
4.45%, 02/15/33	10	10,009
5.00%, 02/07/35	20	20,138
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	35	34,580
		409,187
Biotechnology — 0.2%
Amgen Inc.
2.00%, 01/15/32	45	37,548
3.35%, 02/22/32	30	27,285
5.25%, 03/02/30	50	51,125
5.25%, 03/02/33	90	91,360
Biogen Inc., 2.25%, 05/01/30	35	30,812
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	25	22,695
CSL Finance PLC, 4.25%, 04/27/32(b)	30	28,854
Gilead Sciences Inc., 1.65%, 10/01/30	35	29,847
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	35	29,770
Royalty Pharma PLC
2.15%, 09/02/31	25	20,985
2.20%, 09/02/30	10	8,669
		378,950
Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30(b)	8	7,592
Builders FirstSource Inc.
4.25%, 02/01/32(b)	22	19,925
5.00%, 03/01/30(b)	10	9,610
6.38%, 06/15/32(b)	10	10,164
6.38%, 03/01/34(b)	20	20,235
Carrier Global Corp.
2.70%, 02/15/31	35	31,094
5.90%, 03/15/34	10	10,549
Eagle Materials Inc., 2.50%, 07/01/31	10	8,716
Security	Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	$45	$45,569
6.75%, 07/15/31(b)	10	10,216
Fortune Brands Innovations Inc.
4.00%, 03/25/32	10	9,365
5.88%, 06/01/33	21	21,876
JELD-WEN Inc., 7.00%, 09/01/32(b)(c)	5	4,506
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	5	4,284
2.00%, 09/16/31	30	25,293
4.90%, 12/01/32	5	4,977
Knife River Corp., 7.75%, 05/01/31(b)	5	5,248
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	8,694
5.15%, 12/01/34	15	14,984
Masco Corp.
2.00%, 10/01/30	20	17,214
2.00%, 02/15/31	25	21,371
Masterbrand Inc., 7.00%, 07/15/32(b)	10	10,180
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	15	15,291
Mohawk Industries Inc., 3.63%, 05/15/30	10	9,429
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(b)	7	6,834
Owens Corning, 5.70%, 06/15/34	15	15,506
Quikrete Holdings Inc.
6.38%, 03/01/32(b)	60	60,816
6.75%, 03/01/33(b)	15	15,223
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	20	21,487
Standard Industries Inc./New York
3.38%, 01/15/31(b)	18	15,798
4.38%, 07/15/30(b)	27	25,203
6.50%, 08/15/32(b)	20	20,258
Trane Technologies Financing Ltd.
5.10%, 06/13/34	10	10,074
5.25%, 03/03/33	5	5,086
Vulcan Materials Co.
3.50%, 06/01/30	10	9,423
5.35%, 12/01/34	15	15,236
Wilsonart LLC, 11.00%, 08/15/32(b)	10	9,665
		576,991
Chemicals — 0.4%
Air Products and Chemicals Inc.
2.05%, 05/15/30	30	26,521
4.80%, 03/03/33	10	9,997
Albemarle Corp., 5.05%, 06/01/32	5	4,849
Ashland Inc., 3.38%, 09/01/31(b)	10	8,701
Avient Corp.
6.25%, 11/01/31(b)	10	10,023
7.13%, 08/01/30(b)	10	10,304
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	10	10,425
Braskem Netherlands Finance BV, 7.25%, 02/13/33(e)	200	185,976
Celanese U.S. Holdings LLC
6.63%, 07/15/32	25	26,042
6.80%, 11/15/30	35	36,889
6.95%, 11/15/33(c)	5	5,339
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)	15	15,722
CF Industries Inc., 5.15%, 03/15/34	15	14,699
Chemours Co. (The), 8.00%, 01/15/33(b)	10	9,852
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
CNAC HK Finbridge Co. Ltd., 3.00%, 09/22/30(e)	$200	$182,442
Consolidated Energy Finance SA, 12.00%, 02/15/31(b)	10	10,210
Dow Chemical Co. (The)
2.10%, 11/15/30	30	25,957
5.15%, 02/15/34	25	24,874
6.30%, 03/15/33(c)	25	27,005
Eastman Chemical Co., 5.75%, 03/08/33	10	10,357
Ecolab Inc., 2.13%, 02/01/32	25	21,231
EIDP Inc., 4.80%, 05/15/33	10	9,874
FMC Corp., 5.65%, 05/18/33(c)	10	9,924
Huntsman International LLC, 2.95%, 06/15/31	10	8,500
International Flavors & Fragrances Inc., 2.30%, 11/01/30(b)	25	21,621
LYB International Finance III LLC
5.50%, 03/01/34	35	35,109
5.63%, 05/15/33	5	5,125
Methanex U.S. Operations Inc., 6.25%, 03/15/32(b)	10	10,018
Nutrien Ltd., 5.40%, 06/21/34	10	10,120
OCI NV, 6.70%, 03/16/33(b)	10	10,560
Olin Corp., 6.63%, 04/01/33(b)	25	24,852
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(b)	15	15,270
RPM International Inc., 2.95%, 01/15/32	20	17,635
Sherwin-Williams Co. (The)
2.20%, 03/15/32	20	16,860
4.80%, 09/01/31	5	4,994
SNF Group SACA, 3.38%, 03/15/30(b)	5	4,406
WR Grace Holdings LLC, 7.38%, 03/01/31(b)	5	5,087
YPF SA, 7.00%, 09/30/33(e)	50	48,891
		936,261
Commercial Services — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32(b)	10	9,445
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	40	41,261
Ashtead Capital Inc., 5.80%, 04/15/34(b)	15	15,285
Automatic Data Processing Inc., 4.45%, 09/09/34	15	14,608
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(b)	10	10,173
Block Financial LLC, 3.88%, 08/15/30	20	18,783
Block Inc.
3.50%, 06/01/31	13	11,541
6.50%, 05/15/32(b)	35	35,719
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	35	36,585
Brink's Co. (The), 6.75%, 06/15/32(b)	5	5,123
Cimpress PLC, 7.38%, 09/15/32(b)	10	9,661
Emory University, Series 2020, 2.14%, 09/01/30	5	4,451
Equifax Inc., 2.35%, 09/15/31	30	25,677
EquipmentShare.com Inc.
8.00%, 03/15/33(b)	10	10,365
8.63%, 05/15/32(b)	10	10,596
ERAC USA Finance LLC
4.90%, 05/01/33(b)	30	29,785
5.20%, 10/30/34(b)	10	10,112
Garda World Security Corp.
8.25%, 08/01/32(b)	10	10,260
8.38%, 11/15/32(b)	15	15,450
GEO Group Inc. (The), 10.25%, 04/15/31	10	10,951
Global Payments Inc.
2.90%, 05/15/30	25	22,644
2.90%, 11/15/31	15	13,148
5.40%, 08/15/32(c)	10	10,185
Security	Par (000)	Value
Commercial Services (continued)
GXO Logistics Inc.
2.65%, 07/15/31	$20	$17,280
6.50%, 05/06/34	10	10,341
Mobius Merger Sub Inc., 9.00%, 06/01/30(b)	10	9,731
Moody's Corp., 4.25%, 08/08/32	25	24,042
PayPal Holdings Inc.
2.30%, 06/01/30	30	26,775
4.40%, 06/01/32	20	19,496
5.15%, 06/01/34	10	10,109
Quanta Services Inc.
2.35%, 01/15/32	5	4,217
2.90%, 10/01/30	65	58,532
5.25%, 08/09/34	5	4,946
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	25	24,716
RELX Capital Inc., 3.00%, 05/22/30	40	36,886
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(b)(d)	7	12,616
S&P Global Inc.
1.25%, 08/15/30	15	12,665
2.90%, 03/01/32	45	40,027
Service Corp. International/U.S.
3.38%, 08/15/30	15	13,478
4.00%, 05/15/31	10	9,076
5.75%, 10/15/32	15	14,887
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(b)	20	20,368
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	15	13,100
TriNet Group Inc., 7.13%, 08/15/31(b)	5	5,118
Triton Container International Ltd., 3.15%, 06/15/31(b)	20	17,371
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	10	8,662
United Rentals North America Inc.
3.75%, 01/15/32	11	9,835
3.88%, 02/15/31	18	16,463
4.00%, 07/15/30	10	9,306
6.13%, 03/15/34(b)	20	20,271
Valvoline Inc., 3.63%, 06/15/31(b)	10	8,746
Verde Purchaser LLC, 10.50%, 11/30/30(b)	15	16,325
Verisk Analytics Inc., 5.25%, 06/05/34	25	25,239
Vortex Opco LLC, 8.00%, 04/30/30(b)	3	841
VT Topco Inc., 8.50%, 08/15/30(b)	5	5,318
Wand NewCo 3 Inc., 7.63%, 01/30/32(b)	20	20,696
WEX Inc., 6.50%, 03/15/33(b)	15	14,998
Williams Scotsman Inc., 7.38%, 10/01/31(b)	10	10,416
Yale University, Series 2020, 1.48%, 04/15/30	20	17,381
		972,082
Computers — 0.4%
Accenture Capital Inc.
4.25%, 10/04/31	25	24,445
4.50%, 10/04/34	20	19,407
Amdocs Ltd., 2.54%, 06/15/30	5	4,433
Amentum Holdings Inc., 7.25%, 08/01/32(b)	15	15,308
Apple Inc.
1.65%, 05/11/30	45	39,391
1.70%, 08/05/31	30	25,558
3.35%, 08/08/32(c)	25	23,388
4.15%, 05/10/30	20	20,040
4.30%, 05/10/33	20	19,913
Booz Allen Hamilton Inc., 5.95%, 08/04/33	5	5,116
CGI Inc., 2.30%, 09/14/31	10	8,533
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
4.85%, 02/01/35	$25	$24,140
5.40%, 04/15/34	15	15,242
5.75%, 02/01/33	25	26,098
6.20%, 07/15/30	30	31,890
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	15	15,677
Fortinet Inc., 2.20%, 03/15/31	5	4,329
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(b)	15	15,542
Gartner Inc., 3.75%, 10/01/30(b)	21	19,484
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	25	24,914
5.00%, 10/15/34	25	24,602
HP Inc.
2.65%, 06/17/31	35	30,539
5.50%, 01/15/33	30	30,617
Insight Enterprises Inc., 6.63%, 05/15/32(b)	10	10,169
International Business Machines Corp.
1.95%, 05/15/30	100	87,560
2.72%, 02/09/32	10	8,808
4.40%, 07/27/32	10	9,684
5.88%, 11/29/32	5	5,340
Kyndryl Holdings Inc., 3.15%, 10/15/31	15	13,269
Leidos Inc.
2.30%, 02/15/31	15	12,905
5.75%, 03/15/33	20	20,551
Lenovo Group Ltd., 3.42%, 11/02/30(e)	200	184,567
NetApp Inc., 2.70%, 06/22/30	25	22,425
Seagate HDD Cayman
4.13%, 01/15/31	5	4,545
5.75%, 12/01/34	10	9,824
8.50%, 07/15/31	5	5,382
9.63%, 12/01/32	13	14,519
Western Digital Corp., 3.10%, 02/01/32	15	12,829
		890,983
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 08/15/32	10	9,177
4.60%, 03/01/33(c)	4	4,025
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)(c)	10	10,192
Estee Lauder Companies Inc. (The)
2.60%, 04/15/30	5	4,514
4.65%, 05/15/33	15	14,609
5.00%, 02/14/34(c)	50	49,881
Kenvue Inc.
4.90%, 03/22/33	30	30,073
5.00%, 03/22/30	15	15,267
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	10	9,545
6.13%, 09/30/32	15	14,993
Prestige Brands Inc., 3.75%, 04/01/31(b)	7	6,308
Procter & Gamble Co. (The)
1.20%, 10/29/30	30	25,301
1.95%, 04/23/31	20	17,466
2.30%, 02/01/32	30	26,352
3.00%, 03/25/30	30	28,195
4.55%, 01/29/34	15	14,917
5.80%, 08/15/34	5	5,435
Unilever Capital Corp., 1.75%, 08/12/31	100	84,499
		370,749
Security	Par (000)	Value
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	$25	$26,198
Resideo Funding Inc., 6.50%, 07/15/32(b)	10	10,089
Ritchie Bros Holdings Inc., 7.75%, 03/15/31(b)	10	10,527
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	10	10,586
		57,400
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	132,893
3.40%, 10/29/33	5	4,343
4.95%, 09/10/34	20	19,375
Affiliated Managers Group Inc., 3.30%, 06/15/30	10	9,283
Air Lease Corp.
2.88%, 01/15/32	10	8,700
3.13%, 12/01/30	70	63,487
Ally Financial Inc.
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	10	10,108
6.65%, 01/17/40(a)	5	4,958
6.70%, 02/14/33	10	10,325
8.00%, 11/01/31	55	62,019
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	45	43,431
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	25	24,851
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	35	35,094
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	30	30,223
5.44%, 01/30/36(a)	25	25,497
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	5	5,180
Ameriprise Financial Inc.
4.50%, 05/13/32	5	4,870
5.15%, 05/15/33	10	10,082
Apollo Global Management Inc.
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)	5	4,864
6.38%, 11/15/33	10	10,926
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	15	13,930
Aretec Group Inc., 10.00%, 08/15/30(b)	10	10,942
Aviation Capital Group LLC, 6.38%, 07/15/30(b)	6	6,327
Azorra Finance Ltd., 7.75%, 04/15/30(b)	10	10,164
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	20	16,479
2.55%, 03/30/32(b)	5	4,270
6.20%, 04/22/33(b)	5	5,339
Blue Owl Finance LLC, 4.38%, 02/15/32	25	23,586
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	181,510
Brookfield Capital Finance LLC, 6.09%, 06/14/33	5	5,246
Brookfield Finance Inc.
4.35%, 04/15/30	35	34,179
6.35%, 01/05/34	30	32,065
Burford Capital Global Finance LLC
6.88%, 04/15/30(b)	5	5,035
9.25%, 07/01/31(b)	15	16,146
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	45	37,334
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	25	21,314
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	20	19,914
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	20	20,435
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	20	20,556
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	10	10,393
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	30	30,548
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	30	31,831
Charles Schwab Corp. (The)
1.95%, 12/01/31	35	29,256
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.90%, 03/03/32	$50	$43,962
4.63%, 03/22/30	15	15,139
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	10	10,676
CI Financial Corp., 3.20%, 12/17/30	25	21,766
CME Group Inc., 2.65%, 03/15/32	5	4,394
Coinbase Global Inc., 3.63%, 10/01/31(b)	15	12,999
Credit Suisse USA LLC, 7.13%, 07/15/32	25	28,169
Discover Financial Services
6.70%, 11/29/32	10	10,837
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	10	11,591
Encore Capital Group Inc., 8.50%, 05/15/30(b)	10	10,515
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	15	15,125
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(b)	5	4,996
9.13%, 05/15/31(b)	15	15,586
GGAM Finance Ltd., 5.88%, 03/15/30(b)	5	4,958
goeasy Ltd., Series 144*, 6.88%, 05/15/30(b)	5	5,082
Intercontinental Exchange Inc.
1.85%, 09/15/32	20	16,191
2.10%, 06/15/30	45	39,651
4.60%, 03/15/33	45	43,951
Jane Street Group/JSG Finance Inc.
6.13%, 11/01/32(b)	20	20,080
7.13%, 04/30/31(b)	25	25,935
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(b)	10	10,002
Jefferies Financial Group Inc.
2.63%, 10/15/31	40	34,279
2.75%, 10/15/32	15	12,515
Lazard Group LLC, 6.00%, 03/15/31	5	5,212
LPL Holdings Inc., 4.38%, 05/15/31(b)	8	7,600
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	10	10,455
Mastercard Inc.
2.00%, 11/18/31	15	12,779
3.35%, 03/26/30	15	14,202
4.55%, 01/15/35	20	19,519
4.85%, 03/09/33	20	20,116
4.88%, 05/09/34	25	25,068
Nasdaq Inc., 5.55%, 02/15/34(c)	35	36,257
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(b)	10	9,454
5.75%, 11/15/31(b)	9	8,761
7.13%, 02/01/32(b)	20	20,603
Navient Corp.
5.63%, 08/01/33	10	8,928
9.38%, 07/25/30	10	10,910
11.50%, 03/15/31	8	9,078
Nomura Holdings Inc., 5.78%, 07/03/34	200	206,627
Nuveen LLC, 5.85%, 04/15/34(b)	25	25,701
OneMain Finance Corp.
4.00%, 09/15/30	11	9,908
7.13%, 11/15/31	13	13,372
7.50%, 05/15/31	15	15,623
7.88%, 03/15/30	10	10,512
ORIX Corp.
4.00%, 04/13/32	5	4,719
5.20%, 09/13/32	25	25,406
PennyMac Financial Services Inc.
5.75%, 09/15/31(b)	12	11,518
6.88%, 02/15/33(b)	10	10,001
Security	Par (000)	Value
Diversified Financial Services (continued)
7.13%, 11/15/30(b)	$10	$10,216
Raymond James Financial Inc., 4.65%, 04/01/30	25	24,973
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.88%, 03/01/31(b)	20	17,921
4.00%, 10/15/33(b)	14	12,119
Stifel Financial Corp., 4.00%, 05/15/30	30	28,711
StoneX Group Inc., 7.88%, 03/01/31(b)	10	10,548
Synchrony Financial
2.88%, 10/28/31	15	12,790
7.25%, 02/02/33	15	15,886
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(b)	10	10,353
Visa Inc.
1.10%, 02/15/31	20	16,587
2.05%, 04/15/30	35	31,248
Voya Financial Inc., 5.00%, 09/20/34	10	9,736
Western Union Co. (The), 2.75%, 03/15/31	20	17,289
		2,296,413
Electric — 1.6%
AEP Texas Inc.
4.70%, 05/15/32	10	9,734
5.40%, 06/01/33	5	5,030
AEP Transmission Co. LLC, 5.15%, 04/01/34	5	5,013
AES Corp. (The)
2.45%, 01/15/31	10	8,565
6.95%, 07/15/55(a)	10	9,732
Alabama Power Co.
3.05%, 03/15/32	5	4,465
3.94%, 09/01/32	5	4,714
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	25	22,700
Alpha Generation LLC, 6.75%, 10/15/32(b)	15	15,203
Ameren Corp., 3.50%, 01/15/31	25	23,216
American Electric Power Co. Inc.
5.63%, 03/01/33	18	18,455
5.95%, 11/01/32	20	20,914
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)	5	5,118
American Transmission Systems Inc., 2.65%, 01/15/32(b)	13	11,202
Appalachian Power Co.
4.50%, 08/01/32	10	9,586
5.65%, 04/01/34	40	40,657
Arizona Public Service Co., 2.20%, 12/15/31	30	25,262
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	45	43,021
Black Hills Corp.
2.50%, 06/15/30	15	13,266
6.00%, 01/15/35	10	10,427
6.15%, 05/15/34	10	10,548
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	10	9,912
Calpine Corp.
3.75%, 03/01/31(b)	17	15,541
5.00%, 02/01/31(b)	16	15,405
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	10	9,938
5.15%, 03/01/34	10	10,042
Series K2, 6.95%, 03/15/33	10	11,233
CenterPoint Energy Inc.
2.65%, 06/01/31	15	13,193
2.95%, 03/01/30	15	13,693
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)	10	10,150
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	$15	$13,362
3.75%, 01/15/32(b)	5	4,340
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(b)	15	14,624
Comision Federal de Electricidad, 3.88%, 07/26/33(e)	200	163,720
Commonwealth Edison Co., 2.20%, 03/01/30	10	8,925
Connecticut Light and Power Co. (The)
4.95%, 08/15/34	10	9,947
Series A, 2.05%, 07/01/31	15	12,780
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	31	27,208
5.20%, 03/01/33	10	10,189
Series 20A, 3.35%, 04/01/30	10	9,426
Constellation Energy Generation LLC, 6.13%, 01/15/34	25	26,393
Consumers Energy Co.
3.60%, 08/15/32	20	18,484
4.63%, 05/15/33	20	19,659
Dominion Energy Inc.
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	10	10,575
Series C, 3.38%, 04/01/30	45	41,977
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	10	10,207
6.63%, 02/01/32	5	5,493
DTE Electric Co.
2.25%, 03/01/30	5	4,470
5.20%, 04/01/33	25	25,374
Series A, 3.00%, 03/01/32	10	8,964
DTE Energy Co., 5.85%, 06/01/34	30	31,200
Duke Energy Carolinas LLC
4.85%, 01/15/34	10	9,883
4.95%, 01/15/33	15	15,017
Duke Energy Corp.
2.45%, 06/01/30	20	17,761
2.55%, 06/15/31	35	30,542
4.50%, 08/15/32	20	19,331
5.45%, 06/15/34	25	25,433
5.75%, 09/15/33	20	20,882
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	20	20,263
Duke Energy Florida LLC, 2.40%, 12/15/31	5	4,321
Duke Energy Ohio Inc., 5.25%, 04/01/33	10	10,178
Duke Energy Progress LLC
3.40%, 04/01/32	30	27,403
5.25%, 03/15/33	25	25,452
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	20	17,648
2.78%, 01/07/32(b)(c)	10	8,557
Enel Finance International NV
2.50%, 07/12/31(b)	5	4,284
5.50%, 06/26/34(b)	15	15,142
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	5	4,369
Entergy Arkansas LLC, 5.15%, 01/15/33	40	40,553
Entergy Louisiana LLC
2.35%, 06/15/32	10	8,485
4.00%, 03/15/33	40	37,379
5.15%, 09/15/34	25	25,002
5.35%, 03/15/34	5	5,090
Entergy Texas Inc., 1.75%, 03/15/31	5	4,231
Security	Par (000)	Value
Electric (continued)
EUSHI Finance Inc., 7.63%, 12/15/54(a)	$10	$10,458
Evergy Kansas Central Inc., 5.90%, 11/15/33	5	5,271
Evergy Metro Inc.
5.40%, 04/01/34	5	5,098
Series 2020, 2.25%, 06/01/30	20	17,712
Evergy Missouri West Inc., 5.65%, 06/01/34(b)	5	5,150
Eversource Energy
5.13%, 05/15/33	20	19,785
5.50%, 01/01/34	25	25,136
5.85%, 04/15/31	15	15,585
5.95%, 07/15/34	10	10,408
Exelon Corp.
3.35%, 03/15/32	30	27,027
4.05%, 04/15/30	35	33,844
5.45%, 03/15/34	50	50,902
FirstEnergy Corp.
2.65%, 03/01/30	10	9,008
Series B, 2.25%, 09/01/30	10	8,717
Florida Power & Light Co.
2.45%, 02/03/32	10	8,616
4.80%, 05/15/33	15	14,880
5.00%, 08/01/34	10	10,054
5.10%, 04/01/33	10	10,129
5.30%, 06/15/34	45	46,111
Georgia Power Co.
4.70%, 05/15/32	38	37,490
5.25%, 03/15/34	15	15,195
Idaho Power Co., 5.20%, 08/15/34	5	5,055
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	20	20,654
Interstate Power & Light Co., 2.30%, 06/01/30	10	8,818
Interstate Power and Light Co., 4.95%, 09/30/34	5	4,911
IPALCO Enterprises Inc.
4.25%, 05/01/30	15	14,339
5.75%, 04/01/34	20	20,456
ITC Holdings Corp.
2.95%, 05/14/30(b)	20	18,206
5.65%, 05/09/34(b)	10	10,244
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	20	17,286
5.10%, 01/15/35(b)	15	14,876
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	25	21,422
Lightning Power LLC, 7.25%, 08/15/32(b)	25	25,967
Louisville Gas & Electric Co., 5.45%, 04/15/33	30	30,796
Massachusetts Electric Co., 1.73%, 11/24/30(b)	5	4,172
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,137
6.75%, 12/30/31	5	5,586
National Grid PLC
5.42%, 01/11/34	20	20,226
5.81%, 06/12/33	5	5,161
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	10	8,191
2.40%, 03/15/30	20	17,983
2.75%, 04/15/32	10	8,762
5.00%, 02/07/31	15	15,237
5.00%, 08/15/34	25	24,843
Series C, 8.00%, 03/01/32	10	11,837
Nevada Power Co., Series DD, 2.40%, 05/01/30	10	8,972
New York State Electric & Gas Corp., 2.15%, 10/01/31(b)	25	21,103
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	$25	$22,008
2.44%, 01/15/32	20	17,069
5.00%, 07/15/32	15	14,998
5.05%, 02/28/33	30	29,946
5.25%, 03/15/34	35	35,129
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	10	10,282
Niagara Mohawk Power Corp., 5.29%, 01/17/34(b)	25	24,851
NRG Energy Inc.
3.63%, 02/15/31(b)	17	15,176
3.88%, 02/15/32(b)	10	8,919
6.00%, 02/01/33(b)	15	14,839
6.25%, 11/01/34(b)	15	15,049
7.00%, 03/15/33(b)	25	27,211
NSTAR Electric Co., 1.95%, 08/15/31	10	8,454
Ohio Power Co.
5.00%, 06/01/33	25	24,636
5.65%, 06/01/34	5	5,094
Series Q, 1.63%, 01/15/31	10	8,339
Oklahoma Gas & Electric Co., 3.25%, 04/01/30	5	4,674
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	30	27,344
4.55%, 09/15/32	20	19,503
Pacific Gas and Electric Co.
2.50%, 02/01/31	45	38,708
4.40%, 03/01/32	15	14,056
4.55%, 07/01/30	42	40,643
5.90%, 06/15/32	20	20,486
6.15%, 01/15/33	30	31,035
6.40%, 06/15/33	35	36,941
PacifiCorp
2.70%, 09/15/30	20	17,864
5.45%, 02/15/34	45	45,381
7.70%, 11/15/31	10	11,538
PECO Energy Co., 4.90%, 06/15/33	23	22,945
PG&E Corp.
5.25%, 07/01/30	18	17,290
7.38%, 03/15/55, (5-year CMT + 3.883%)(a)	25	24,721
Pike Corp., 8.63%, 01/31/31(b)	10	10,742
PPL Capital Funding Inc.
4.13%, 04/15/30	10	9,681
5.25%, 09/01/34	15	14,982
Progress Energy Inc., 7.75%, 03/01/31	20	22,865
Public Service Co. of Colorado
1.88%, 06/15/31	25	21,016
5.35%, 05/15/34	5	5,072
Series 35, 1.90%, 01/15/31	5	4,267
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	10	8,643
Public Service Electric & Gas Co.
1.90%, 08/15/31	20	16,924
4.65%, 03/15/33	10	9,887
Public Service Enterprise Group Inc.
1.60%, 08/15/30	5	4,242
2.45%, 11/15/31	25	21,446
5.45%, 04/01/34	20	20,256
6.13%, 10/15/33	5	5,290
Puget Energy Inc., 4.10%, 06/15/30	5	4,756
Puget Sound Energy Inc., 5.33%, 06/15/34	10	10,177
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	5	5,119
Security	Par (000)	Value
Electric (continued)
Sempra
5.50%, 08/01/33	$35	$35,185
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	15	14,471
Southern California Edison Co.
2.25%, 06/01/30	15	13,070
2.75%, 02/01/32	10	8,504
5.20%, 06/01/34	5	4,899
5.45%, 06/01/31	5	5,069
5.95%, 11/01/32	35	35,968
Series G, 2.50%, 06/01/31	10	8,563
Southern Co. (The)
5.20%, 06/15/33	25	25,056
5.70%, 10/15/32	15	15,624
Series A, 3.70%, 04/30/30	35	33,273
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	20	21,395
Tucson Electric Power Co.
1.50%, 08/01/30	5	4,228
3.25%, 05/15/32	5	4,496
Union Electric Co.
2.15%, 03/15/32	10	8,427
5.20%, 04/01/34	20	20,204
Virginia Electric & Power Co.
2.30%, 11/15/31	40	34,378
2.40%, 03/30/32	40	34,174
5.00%, 04/01/33	30	29,770
5.00%, 01/15/34	25	24,738
5.05%, 08/15/34	10	9,924
Vistra Operations Co. LLC
6.88%, 04/15/32(b)	15	15,491
6.95%, 10/15/33(b)	25	27,187
7.75%, 10/15/31(b)	25	26,418
WEC Energy Group Inc., 1.80%, 10/15/30	11	9,396
Wisconsin Electric Power Co., 5.63%, 05/15/33	10	10,563
Xcel Energy Inc.
4.60%, 06/01/32	20	19,368
5.45%, 08/15/33	5	5,041
5.50%, 03/15/34	35	35,321
		3,447,969
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.20%, 12/21/31	35	30,097
EnerSys, 6.63%, 01/15/32(b)	5	5,158
WESCO Distribution Inc.
6.38%, 03/15/33(b)	10	10,089
6.63%, 03/15/32(b)	15	15,324
		60,668
Electronics — 0.1%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	20	20,347
Amphenol Corp.
2.20%, 09/15/31	35	30,020
5.00%, 01/15/35	10	10,012
Arrow Electronics Inc.
2.95%, 02/15/32	15	12,946
5.88%, 04/10/34	20	20,357
Atkore Inc., 4.25%, 06/01/31(b)	8	7,102
Avnet Inc., 5.50%, 06/01/32	10	10,013
Flex Ltd., 4.88%, 05/12/30	10	9,914
Honeywell International Inc.
1.75%, 09/01/31	45	37,670
1.95%, 06/01/30	30	26,402
4.50%, 01/15/34	5	4,840
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.00%, 02/15/33	$30	$30,226
Jabil Inc., 3.00%, 01/15/31	15	13,416
Sensata Technologies Inc.
3.75%, 02/15/31(b)	16	14,174
6.63%, 07/15/32(b)	5	5,084
TD SYNNEX Corp.
2.65%, 08/09/31	15	12,807
6.10%, 04/12/34	10	10,485
Trimble Inc., 6.10%, 03/15/33	10	10,553
Tyco Electronics Group SA, 2.50%, 02/04/32	5	4,344
Vontier Corp., 2.95%, 04/01/31	22	19,182
		309,894
Engineering & Construction — 0.0%
Arcosa Inc., 6.88%, 08/15/32(b)	10	10,235
Artera Services LLC, 8.50%, 02/15/31(b)	10	10,012
Brand Industrial Services Inc., 10.38%, 08/01/30(b)	25	25,450
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(b)	10	10,166
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	10	10,726
Global Infrastructure Solutions Inc., 7.50%, 04/15/32(b)	7	7,002
Jacobs Engineering Group Inc., 5.90%, 03/01/33	10	10,312
TopBuild Corp., 4.13%, 02/15/32(b)	10	9,024
		92,927
Entertainment — 0.1%
Caesars Entertainment Inc.
6.00%, 10/15/32(b)	20	19,488
6.50%, 02/15/32(b)	25	25,358
Churchill Downs Inc.
5.75%, 04/01/30(b)	22	21,757
6.75%, 05/01/31(b)	10	10,199
Cinemark USA Inc., 7.00%, 08/01/32(b)	10	10,226
Light & Wonder International Inc., 7.50%, 09/01/31(b)	10	10,434
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	10	9,838
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(b)	5	5,172
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(b)	13	8,453
Resorts World Las Vegas LLC/RWLV Capital Inc., 8.45%, 07/27/30(b)	10	10,484
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)	5	4,995
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(b)	11	10,820
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(b)	10	10,312
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	15	15,367
Vail Resorts Inc., 6.50%, 05/15/32(b)	10	10,214
Warnermedia Holdings Inc., 4.28%, 03/15/32	85	76,284
WMG Acquisition Corp.
3.00%, 02/15/31(b)(c)	11	9,801
3.88%, 07/15/30(b)	7	6,475
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/33(b)	15	14,955
7.13%, 02/15/31(b)	15	15,782
		306,414
Environmental Control — 0.2%
Clean Harbors Inc., 6.38%, 02/01/31(b)	10	10,124
Security	Par (000)	Value
Environmental Control (continued)
GFL Environmental Inc., 6.75%, 01/15/31(b)	$15	$15,553
Republic Services Inc.
1.75%, 02/15/32	25	20,579
5.00%, 04/01/34	35	35,024
Reworld Holding Corp., 5.00%, 09/01/30	8	7,475
Veralto Corp., 5.45%, 09/18/33	10	10,269
Waste Connections Inc.
2.20%, 01/15/32	15	12,672
3.20%, 06/01/32	15	13,398
5.00%, 03/01/34	25	24,922
Waste Management Inc.
4.15%, 04/15/32	50	48,178
4.65%, 03/15/30	25	25,071
4.80%, 03/15/32	25	25,036
4.88%, 02/15/34	25	25,020
4.95%, 03/15/35	25	25,001
Waste Pro USA Inc., 7.00%, 02/01/33(b)	10	10,134
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	10	10,236
		318,692
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(b)	10	10,116
Conagra Brands Inc., 8.25%, 09/15/30	10	11,516
Fiesta Purchaser Inc.
7.88%, 03/01/31(b)	10	10,345
9.63%, 09/15/32(b)	10	10,547
General Mills Inc.
2.88%, 04/15/30	30	27,441
4.95%, 03/29/33	30	29,834
Hershey Co. (The), 4.50%, 05/04/33	5	4,910
Ingles Markets Inc., 4.00%, 06/15/31(b)	8	7,224
J.M. Smucker Co. (The)
2.13%, 03/15/32	15	12,453
6.20%, 11/15/33	20	21,380
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	10	8,604
3.75%, 12/01/31	15	13,634
5.75%, 04/01/33	32	32,602
6.75%, 03/15/34	33	35,848
Kellanova
2.10%, 06/01/30	5	4,426
5.25%, 03/01/33	15	15,223
Kraft Heinz Foods Co.
4.25%, 03/01/31	20	19,404
6.75%, 03/15/32	5	5,509
Kroger Co. (The)
1.70%, 01/15/31	5	4,203
2.20%, 05/01/30	15	13,271
5.00%, 09/15/34	70	69,125
7.50%, 04/01/31	25	28,354
Lamb Weston Holdings Inc., 4.38%, 01/31/32(b)	12	11,012
Mars Inc.
1.63%, 07/16/32(b)	10	8,073
3.20%, 04/01/30(b)	10	9,342
4.65%, 04/20/31(b)	5	4,974
4.75%, 04/20/33(b)	40	39,334
McCormick & Co. Inc./MD
1.85%, 02/15/31	5	4,220
2.50%, 04/15/30	15	13,443
4.70%, 10/15/34	10	9,594
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.95%, 04/15/33	$5	$4,976
Mondelez International Inc.
3.00%, 03/17/32	25	22,204
4.75%, 08/28/34	10	9,779
Nestle Capital Corp., 4.88%, 03/12/34(b)	150	150,701
Performance Food Group Inc., 6.13%, 09/15/32(b)	20	20,119
Pilgrim's Pride Corp.
3.50%, 03/01/32	25	22,146
4.25%, 04/15/31	25	23,592
6.88%, 05/15/34	20	21,807
Post Holdings Inc.
4.50%, 09/15/31(b)	20	18,258
4.63%, 04/15/30(b)	22	20,636
6.25%, 02/15/32(b)	15	15,129
6.25%, 10/15/34(b)	10	9,953
6.38%, 03/01/33(b)	20	19,955
Safeway Inc., 7.25%, 02/01/31	3	3,158
Smithfield Foods Inc.
2.63%, 09/13/31(b)	20	17,041
3.00%, 10/15/30(b)	20	17,788
Sysco Corp.
2.45%, 12/14/31	5	4,305
5.95%, 04/01/30	25	26,229
The Campbell's Co., 5.40%, 03/21/34	25	25,400
Tyson Foods Inc., 5.70%, 03/15/34	25	25,756
U.S. Foods Inc.
4.63%, 06/01/30(b)	5	4,769
5.75%, 04/15/33(b)	10	9,833
7.25%, 01/15/32(b)	10	10,450
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	15	14,633
		1,014,578
Food Service — 0.0%
Sodexo Inc., 2.72%, 04/16/31(b)	5	4,377
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
2.30%, 04/30/30(b)	25	22,250
8.88%, 05/15/31	10	12,232
Magnera Corp., 7.25%, 11/15/31(b)	15	15,071
Suzano Austria GmbH
3.13%, 01/15/32	30	25,658
3.75%, 01/15/31	30	27,210
		102,421
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(b)	15	15,008
APA Infrastructure Ltd., 5.13%, 09/16/34(b)	15	14,771
Atmos Energy Corp., 1.50%, 01/15/31	40	33,536
Boston Gas Co., 3.76%, 03/16/32(b)	20	18,249
CenterPoint Energy Resources Corp.
5.40%, 03/01/33	7	7,140
5.40%, 07/01/34	15	15,235
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	15	13,104
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	15	15,482
NiSource Inc.
1.70%, 02/15/31	25	20,939
3.60%, 05/01/30	25	23,690
5.35%, 04/01/34	10	10,105
ONE Gas Inc., 4.25%, 09/01/32	5	4,800
Security	Par (000)	Value
Gas (continued)
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	$5	$4,360
5.40%, 06/15/33	5	5,081
Southern California Gas Co., 5.05%, 09/01/34	10	9,904
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	10	9,783
5.15%, 09/15/32	15	15,059
Southwest Gas Corp.
2.20%, 06/15/30	10	8,771
4.05%, 03/15/32	35	32,835
Spire Missouri Inc., Series 2034, 5.15%, 08/15/34	5	5,062
		282,914
Hand & Machine Tools — 0.0%
Regal Rexnord Corp., 6.40%, 04/15/33	25	25,952
Stanley Black & Decker Inc.
2.30%, 03/15/30	30	26,494
3.00%, 05/15/32	25	21,944
		74,390
Health Care - Products — 0.2%
Agilent Technologies Inc., 2.30%, 03/12/31	30	26,044
Baxter International Inc.
1.73%, 04/01/31	30	25,045
3.95%, 04/01/30	30	29,012
Boston Scientific Corp., 2.65%, 06/01/30	25	22,755
Dentsply Sirona Inc., 3.25%, 06/01/30	20	17,960
GE HealthCare Technologies Inc., 5.91%, 11/22/32	100	105,731
Medtronic Global Holdings SCA, 4.50%, 03/30/33	25	24,439
Neogen Food Safety Corp., 8.63%, 07/20/30(b)(c)	5	5,310
Revvity Inc., 2.25%, 09/15/31	5	4,221
Smith & Nephew PLC, 2.03%, 10/14/30	25	21,482
Solventum Corp.
5.45%, 03/13/31	30	30,767
5.60%, 03/23/34	30	30,730
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	15	15,426
Stryker Corp.
1.95%, 06/15/30	10	8,747
5.20%, 02/10/35	25	25,372
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	30	25,570
5.09%, 08/10/33	30	30,387
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	26	22,655
5.20%, 09/15/34(c)	10	10,007
		481,660
Health Care - Services — 0.7%
Adventist Health System/West, 5.43%, 03/01/32	15	15,267
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	20	19,005
Centene Corp.
2.50%, 03/01/31	56	47,296
2.63%, 08/01/31	73	61,515
3.00%, 10/15/30	32	28,035
Charles River Laboratories International Inc., 4.00%, 03/15/31(b)	10	9,056
CHS/Community Health Systems Inc.
4.75%, 02/15/31(b)	18	14,607
5.25%, 05/15/30(b)	26	22,021
6.13%, 04/01/30(b)	20	13,286
10.88%, 01/15/32(b)	35	35,833
Cigna Group (The)
2.40%, 03/15/30	39	34,914
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 02/15/34(c)	$25	$25,188
5.40%, 03/15/33	20	20,398
CommonSpirit Health
2.78%, 10/01/30	10	8,976
5.21%, 12/01/31	5	5,073
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)	10	10,378
DaVita Inc.
3.75%, 02/15/31(b)	26	22,811
4.63%, 06/01/30(b)	47	43,599
6.88%, 09/01/32(b)	15	15,246
Elevance Health Inc.
2.25%, 05/15/30	35	31,018
2.55%, 03/15/31	25	21,997
4.95%, 11/01/31	25	25,009
5.20%, 02/15/35	25	25,004
5.50%, 10/15/32	40	41,206
Encompass Health Corp., 4.63%, 04/01/31	10	9,413
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	10	10,070
Fresenius Medical Care U.S. Finance III Inc., 3.00%, 12/01/31(b)	5	4,307
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	10	9,577
HCA Inc.
2.38%, 07/15/31	50	42,584
3.63%, 03/15/32	85	76,826
5.45%, 04/01/31	5	5,086
5.45%, 09/15/34	10	9,959
5.50%, 06/01/33	5	5,045
5.60%, 04/01/34	35	35,296
5.75%, 03/01/35	25	25,487
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30(b)	15	13,220
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	10	9,950
Humana Inc.
2.15%, 02/03/32	50	40,958
5.95%, 03/15/34	15	15,441
IQVIA Inc., 6.50%, 05/15/30(b)	10	10,230
Laboratory Corp. of America Holdings
2.70%, 06/01/31	10	8,808
4.80%, 10/01/34	15	14,558
LifePoint Health Inc.
8.38%, 02/15/32(b)	20	20,289
9.88%, 08/15/30(b)	10	10,754
10.00%, 06/01/32(b)	15	14,612
11.00%, 10/15/30(b)	15	16,505
Molina Healthcare Inc.
3.88%, 11/15/30(b)	10	9,009
3.88%, 05/15/32(b)	13	11,436
6.25%, 01/15/33(b)	15	14,840
OhioHealth Corp., 2.30%, 11/15/31	5	4,339
Piedmont Healthcare Inc., 2.04%, 01/01/32	5	4,171
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	5	5,099
Quest Diagnostics Inc.
2.80%, 06/30/31	20	17,779
6.40%, 11/30/33	20	21,813
Roche Holdings Inc., 2.08%, 12/13/31(b)	10	8,494
Select Medical Corp., 6.25%, 12/01/32(b)	10	9,961
Star Parent Inc., 9.00%, 10/01/30(b)	20	20,944
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)(c)	15	15,007
Sutter Health, 5.16%, 08/15/33	10	10,140
Security	Par (000)	Value
Health Care - Services (continued)
Tenet Healthcare Corp.
6.13%, 06/15/30	$35	$35,080
6.75%, 05/15/31	20	20,406
6.88%, 11/15/31	8	8,214
UnitedHealth Group Inc.
2.00%, 05/15/30	30	26,344
4.20%, 05/15/32	45	43,116
4.50%, 04/15/33	55	53,158
4.95%, 01/15/32	25	25,116
5.00%, 04/15/34	45	44,769
5.15%, 07/15/34	25	25,156
5.35%, 02/15/33	25	25,546
Universal Health Services Inc.
2.65%, 10/15/30	20	17,484
2.65%, 01/15/32	5	4,205
5.05%, 10/15/34	10	9,507
UPMC, 5.04%, 05/15/33	5	5,035
		1,501,881
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	10	10,306
6.70%, 07/29/31(b)	15	15,702
Ares Capital Corp., 3.20%, 11/15/31	30	26,271
Ares Strategic Income Fund, 6.20%, 03/21/32(b)	10	10,120
Blackstone Private Credit Fund
6.00%, 01/29/32	15	14,977
6.00%, 11/22/34(b)	15	14,768
6.25%, 01/25/31	5	5,141
Blue Owl Credit Income Corp., 6.65%, 03/15/31	15	15,525
Compass Group Diversified Holdings LLC, 5.00%, 01/15/32(b)(c)	5	4,631
Gaci First Investment Co., 5.25%, 01/29/34(e)	200	198,730
GN Bondco LLC, 9.50%, 10/15/31(b)(c)	12	12,365
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	20	20,025
HPS Corporate Lending Fund, 5.95%, 04/14/32(b)	10	10,040
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 06/15/30	15	14,735
MDGH GMTN RSC Ltd., 3.38%, 03/28/32(e)	200	181,107
Otel Sukuk Ltd., 5.38%, 01/24/31(e)	200	199,319
Stena International SA
7.25%, 01/15/31(b)	10	10,207
7.63%, 02/15/31(b)	10	10,376
		774,345
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(b)	3	2,781
Beazer Homes USA Inc., 7.50%, 03/15/31(b)	5	5,009
KB Home, 4.00%, 06/15/31	5	4,553
LGI Homes Inc., 7.00%, 11/15/32(b)	10	9,917
Mattamy Group Corp., 4.63%, 03/01/30(b)	8	7,460
NVR Inc., 3.00%, 05/15/30	20	18,206
PulteGroup Inc.
6.38%, 05/15/33	20	21,400
7.88%, 06/15/32	5	5,771
Taylor Morrison Communities Inc., 5.13%, 08/01/30(b)	5	4,856
		79,953
Home Furnishings — 0.0%
Tempur Sealy International Inc., 3.88%, 10/15/31(b)	12	10,620
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31	$5	$4,200
4.70%, 05/14/32	15	14,128
5.50%, 03/01/33	5	4,917
		33,865
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	25	20,939
2.65%, 04/30/30	20	18,058
5.75%, 03/15/33	10	10,380
Central Garden & Pet Co.
4.13%, 10/15/30	10	9,136
4.13%, 04/30/31(b)	5	4,503
Church & Dwight Co. Inc.
2.30%, 12/15/31	10	8,591
5.60%, 11/15/32	20	20,883
Clorox Co. (The), 4.60%, 05/01/32	25	24,624
Kimberly-Clark Corp., 3.10%, 03/26/30	30	28,124
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(b)	10	9,424
10.75%, 06/30/32(b)(c)	10	8,560
		163,222
Housewares — 0.0%
Newell Brands Inc.
6.38%, 05/15/30	10	9,972
6.63%, 05/15/32(c)	10	9,948
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	8	7,126
4.38%, 02/01/32	9	8,046
SWF Holdings I Corp., 6.50%, 10/06/29(b)	7	5,039
		40,131
Insurance — 1.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	5,887
Acrisure LLC/Acrisure Finance Inc., 7.50%, 11/06/30(b)	20	20,654
Aflac Inc., 3.60%, 04/01/30	25	23,848
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(b)	20	20,039
7.00%, 01/15/31(b)	20	20,363
7.38%, 10/01/32(b)	15	15,325
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.232%)(a)(b)	10	10,476
Allstate Corp. (The)
5.25%, 03/30/33	35	35,499
5.35%, 06/01/33	5	5,084
American International Group Inc.
3.40%, 06/30/30	25	23,406
5.13%, 03/27/33	30	30,207
American National Group Inc., 6.14%, 06/13/32(b)	15	15,250
Americo Life Inc., 3.45%, 04/15/31(b)	20	17,251
AmFam Holdings Inc., 2.81%, 03/11/31(b)	30	24,725
Aon Corp., 2.80%, 05/15/30	30	27,333
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	15	12,730
2.60%, 12/02/31	10	8,697
5.00%, 09/12/32	10	10,026
Aon North America Inc.
5.30%, 03/01/31	20	20,419
5.45%, 03/01/34	40	40,912
Security	Par (000)	Value
Insurance (continued)
Arch Capital Group Ltd., 7.35%, 05/01/34	$10	$11,540
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	15	15,453
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	25	25,972
Arthur J Gallagher & Co.
5.00%, 02/15/32	5	4,991
5.15%, 02/15/35	30	29,856
5.45%, 07/15/34	25	25,412
Ascot Group Ltd., 4.25%, 12/15/30(b)	10	8,650
Assurant Inc., 2.65%, 01/15/32	25	21,200
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31	25	22,538
AssuredPartners Inc., 7.50%, 02/15/32(b)	10	10,804
Athene Global Funding
5.32%, 11/13/31(b)	10	10,043
5.53%, 07/11/31(b)	5	5,083
Athene Holding Ltd.
3.50%, 01/15/31	35	32,398
5.88%, 01/15/34	35	35,908
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	10	10,036
6.65%, 02/01/33	5	5,360
AXA SA, 8.60%, 12/15/30	15	17,689
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	10	10,225
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32	35	31,543
Brighthouse Financial Inc., 5.63%, 05/15/30(c)	25	25,893
Brown & Brown Inc.
2.38%, 03/15/31	5	4,299
4.20%, 03/17/32	15	14,155
5.65%, 06/11/34	10	10,224
Chubb INA Holdings LLC
1.38%, 09/15/30	25	21,153
5.00%, 03/15/34	35	35,086
CNA Financial Corp.
2.05%, 08/15/30	15	13,032
5.13%, 02/15/34	10	9,935
CNO Financial Group Inc., 6.45%, 06/15/34	10	10,579
Corebridge Financial Inc.
3.90%, 04/05/32	40	37,140
5.75%, 01/15/34	50	51,841
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	10	8,761
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	15	12,656
Equitable Holdings Inc., 5.59%, 01/11/33	25	25,739
F&G Annuities & Life Inc., 6.25%, 10/04/34	10	9,984
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	15	13,655
5.63%, 08/16/32	25	25,674
Fidelity National Financial Inc., 3.40%, 06/15/30	15	13,823
First American Financial Corp.
2.40%, 08/15/31	15	12,629
4.00%, 05/15/30	20	18,972
Genworth Holdings Inc., 6.50%, 06/15/34	5	4,905
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	35	30,796
7.95%, 06/15/33(b)	9	10,215
Globe Life Inc.
4.80%, 06/15/32	20	19,660
5.85%, 09/15/34	10	10,246
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(b)	$15	$15,264
8.13%, 02/15/32(b)	10	10,252
HUB International Ltd.
7.25%, 06/15/30(b)	55	56,758
7.38%, 01/31/32(b)	35	35,914
Jackson Financial Inc., 3.13%, 11/23/31	5	4,380
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(b)	10	10,624
10.50%, 12/15/30(b)	5	5,407
Kemper Corp.
2.40%, 09/30/30	10	8,659
3.80%, 02/23/32	20	17,992
Lincoln National Corp.
3.40%, 01/15/31	20	18,381
3.40%, 03/01/32	15	13,484
Manulife Financial Corp., 3.70%, 03/16/32	25	23,340
Marsh & McLennan Companies Inc.
4.65%, 03/15/30	25	24,948
4.85%, 11/15/31	25	25,037
5.00%, 03/15/35	50	49,785
5.15%, 03/15/34	15	15,176
5.75%, 11/01/32	10	10,529
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.033%)(a)(b)	20	20,060
MetLife Inc.
4.55%, 03/23/30	95	94,910
5.30%, 12/15/34	25	25,468
5.38%, 07/15/33	29	29,932
6.38%, 06/15/34	25	27,469
6.50%, 12/15/32	4	4,438
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,656
New York Life Global Funding
4.55%, 01/28/33(b)	40	38,949
5.00%, 01/09/34(b)	35	35,218
New York Life Insurance Co., 5.88%, 05/15/33(b)	30	31,661
Nippon Life Insurance Co., 5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)	20	20,423
Old Republic International Corp., 5.75%, 03/28/34	10	10,260
Pacific LifeCorp., 6.60%, 09/15/33(b)	5	5,461
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)	51	52,477
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	5	4,639
Primerica Inc., 2.80%, 11/19/31	5	4,348
Principal Financial Group Inc., 2.13%, 06/15/30	30	26,343
Principal Life Global Funding II, 1.50%, 08/27/30(b)	10	8,449
Progressive Corp. (The)
3.00%, 03/15/32	20	17,869
6.25%, 12/01/32	10	10,929
Prudential Financial Inc.
2.10%, 03/10/30	5	4,471
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	25	22,424
5.75%, 07/15/33	50	53,053
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	65	65,013
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	5	5,133
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	15	15,650
Prudential Funding Asia PLC
3.13%, 04/14/30	35	32,469
3.63%, 03/24/32	5	4,622
Security	Par (000)	Value
Insurance (continued)
Reinsurance Group of America Inc.
3.15%, 06/15/30	$25	$22,990
5.75%, 09/15/34	25	25,640
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	25	25,616
Ryan Specialty LLC, 5.88%, 08/01/32(b)	20	19,887
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	20	17,767
4.75%, 04/08/32(b)	15	14,046
6.88%, 04/15/34(b)	10	10,703
SBL Holdings Inc., 7.20%, 10/30/34(b)	10	9,862
Stewart Information Services Corp., 3.60%, 11/15/31	10	8,903
Sumitomo Life Insurance Co., 5.88%, (5-year CMT + 2.841%)(a)(b)(f)	5	5,012
USI Inc./New York, 7.50%, 01/15/32(b)	10	10,447
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	10	10,307
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(f)	5	4,993
		2,383,781
Internet — 0.4%
Alibaba Group Holding Ltd., 2.13%, 02/09/31	20	17,420
Alphabet Inc., 1.10%, 08/15/30	30	25,387
Amazon.com Inc.
2.10%, 05/12/31	70	61,054
3.60%, 04/13/32	50	47,084
4.70%, 12/01/32	50	50,414
4.80%, 12/05/34	20	20,210
Booking Holdings Inc., 4.63%, 04/13/30	40	40,110
eBay Inc., 2.70%, 03/11/30	53	48,195
Expedia Group Inc., 2.95%, 03/15/31	27	24,266
Gen Digital Inc.
6.25%, 04/01/33(b)	15	15,015
7.13%, 09/30/30(b)(c)	10	10,302
Match Group Holdings II LLC
3.63%, 10/01/31(b)	10	8,641
4.13%, 08/01/30(b)	5	4,527
Meta Platforms Inc.
3.85%, 08/15/32	25	23,650
4.55%, 08/15/31	25	25,043
4.75%, 08/15/34	50	49,809
4.80%, 05/15/30	30	30,600
4.95%, 05/15/33	25	25,393
Netflix Inc., 4.88%, 06/15/30(b)	27	27,250
Prosus NV, 3.06%, 07/13/31(e)	200	172,038
Rakuten Group Inc., 6.25%, (5-year CMT + 4.956%)(a)(b)(f)	18	16,662
Snap Inc., 6.88%, 03/01/33(b)	19	19,235
Uber Technologies Inc., 4.80%, 09/15/34	25	24,422
Ziff Davis Inc., 4.63%, 10/15/30(b)	5	4,613
		791,340
Iron & Steel — 0.1%
ArcelorMittal SA
6.00%, 06/17/34	10	10,352
6.80%, 11/29/32	25	27,066
ATI Inc.
5.13%, 10/01/31	5	4,743
7.25%, 08/15/30	10	10,403
Carpenter Technology Corp., 7.63%, 03/15/30	2	2,068
Cleveland-Cliffs Inc.
4.88%, 03/01/31(b)	5	4,512
6.75%, 04/15/30(b)	15	15,010
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
7.00%, 03/15/32(b)(c)	$25	$25,109
7.38%, 05/01/33(b)	15	15,084
7.50%, 09/15/31(b)	20	20,309
Commercial Metals Co.
3.88%, 02/15/31	5	4,509
4.38%, 03/15/32	3	2,731
Mineral Resources Ltd., 8.50%, 05/01/30(b)	10	10,145
Nucor Corp., 3.13%, 04/01/32	10	8,969
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(d)(e)	55	54,340
Steel Dynamics Inc., 3.45%, 04/15/30	20	18,815
Vale Overseas Ltd.
3.75%, 07/08/30	30	27,906
6.13%, 06/12/33	30	30,930
8.25%, 01/17/34	15	17,925
		310,926
Leisure Time — 0.1%
Amer Sports Co., 6.75%, 02/16/31(b)	15	15,401
Brunswick Corp., 4.40%, 09/15/32(c)	10	9,251
Carnival Corp., 6.13%, 02/15/33(b)	25	25,175
Life Time Inc., 6.00%, 11/15/31(b)	10	10,039
NCL Corp. Ltd.
6.25%, 03/01/30(b)	5	5,021
6.75%, 02/01/32(b)	25	25,562
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(b)	25	24,859
6.00%, 02/01/33(b)	35	35,392
6.25%, 03/15/32(b)	20	20,405
Viking Cruises Ltd., 9.13%, 07/15/31(b)	10	10,855
		181,960
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	12	11,296
Choice Hotels International Inc.
3.70%, 01/15/31	5	4,594
5.85%, 08/01/34	10	10,142
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	26	23,033
4.00%, 05/01/31(b)	18	16,510
5.88%, 03/15/33(b)	20	20,034
6.13%, 04/01/32(b)	5	5,073
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	10	9,115
6.63%, 01/15/32(b)	15	15,171
Hyatt Hotels Corp.
5.50%, 06/30/34	10	9,962
5.75%, 04/23/30	5	5,142
Las Vegas Sands Corp., 6.20%, 08/15/34	10	10,253
Marriott International Inc./MD
5.30%, 05/15/34	25	25,159
Series FF, 4.63%, 06/15/30	42	41,719
Series GG, 3.50%, 10/15/32	30	26,903
Series HH, 2.85%, 04/15/31	5	4,446
Series II, 2.75%, 10/15/33	5	4,187
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)	15	15,077
MGM China Holdings Ltd., 7.13%, 06/26/31(b)	5	5,159
MGM Resorts International, 6.50%, 04/15/32(c)	15	15,111
Sands China Ltd.
3.25%, 08/08/31	10	8,721
4.38%, 06/18/30	15	14,227
Security	Par (000)	Value
Lodging (continued)
Station Casinos LLC
4.63%, 12/01/31(b)	$8	$7,367
6.63%, 03/15/32(b)	10	10,092
Travel & Leisure Co., 4.63%, 03/01/30(b)	3	2,828
		321,321
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	15	15,228
Caterpillar Inc., 2.60%, 04/09/30	30	27,534
Chart Industries Inc., 9.50%, 01/01/31(b)	7	7,526
Deere & Co.
3.10%, 04/15/30	30	28,091
7.13%, 03/03/31	5	5,675
Flowserve Corp.
2.80%, 01/15/32	25	21,599
3.50%, 10/01/30	5	4,639
IDEX Corp.
2.63%, 06/15/31	15	13,103
3.00%, 05/01/30	5	4,559
Ingersoll Rand Inc.
5.31%, 06/15/31	25	25,535
5.70%, 08/14/33	25	25,972
John Deere Capital Corp.
2.00%, 06/17/31	30	25,782
3.90%, 06/07/32	25	23,691
4.35%, 09/15/32	25	24,339
4.40%, 09/08/31	25	24,694
5.10%, 04/11/34	30	30,414
5.15%, 09/08/33	10	10,231
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(b)(c)	5	5,250
Nordson Corp., 5.80%, 09/15/33	10	10,497
nVent Finance SARL, 5.65%, 05/15/33	10	10,135
Rockwell Automation Inc., 1.75%, 08/15/31	10	8,412
SPX FLOW Inc., 8.75%, 04/01/30(b)	7	7,290
Terex Corp., 6.25%, 10/15/32(b)	10	9,937
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	10	10,272
Xylem Inc./New York, 2.25%, 01/30/31(c)	5	4,362
		384,767
Manufacturing — 0.1%
Amsted Industries Inc., 4.63%, 05/15/30(b)	8	7,502
Carlisle Companies Inc., 2.20%, 03/01/32	5	4,173
Eaton Corp., 4.15%, 03/15/33	50	47,746
Hillenbrand Inc., 3.75%, 03/01/31(c)	8	7,119
Teledyne Technologies Inc., 2.75%, 04/01/31	25	22,213
Textron Inc.
2.45%, 03/15/31	15	13,038
3.00%, 06/01/30	20	18,261
		120,052
Media — 0.6%
Cable One Inc., 4.00%, 11/15/30(b)(c)	10	8,131
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	51	45,631
4.25%, 01/15/34(b)	30	25,113
4.50%, 08/15/30(b)	45	41,138
4.50%, 05/01/32	49	43,154
4.50%, 06/01/33(b)	30	25,929
4.75%, 03/01/30(b)	47	43,809
4.75%, 02/01/32(b)	20	17,971
7.38%, 03/01/31(b)	20	20,555
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	$25	$20,219
4.40%, 04/01/33	15	13,647
6.55%, 06/01/34	25	25,876
6.65%, 02/01/34	20	20,813
Comcast Corp.
1.95%, 01/15/31	5	4,280
3.40%, 04/01/30	25	23,557
4.20%, 08/15/34	35	32,750
4.25%, 10/15/30	20	19,583
4.25%, 01/15/33	65	61,729
4.65%, 02/15/33	50	48,926
4.80%, 05/15/33	35	34,501
5.30%, 06/01/34(c)	25	25,420
5.50%, 11/15/32	20	20,737
Cox Communications Inc.
1.80%, 10/01/30(b)	10	8,392
5.70%, 06/15/33(b)	20	20,151
CSC Holdings LLC
3.38%, 02/15/31(b)	15	10,695
4.13%, 12/01/30(b)	20	14,705
4.50%, 11/15/31(b)	25	18,339
4.63%, 12/01/30(b)	40	21,395
5.00%, 11/15/31(b)	8	4,177
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31(b)	50	49,102
Discovery Communications LLC, 3.63%, 05/15/30	22	19,968
Fox Corp., 6.50%, 10/13/33	50	53,678
Gray Television Inc.
4.75%, 10/15/30(b)	14	8,296
5.38%, 11/15/31(b)	22	12,813
Grupo Televisa SAB, 8.50%, 03/11/32	5	5,545
iHeartCommunications Inc.
7.75%, 08/15/30(b)	10	7,642
10.88%, 05/01/30(b)	10	5,949
McGraw-Hill Education Inc., 7.38%, 09/01/31(b)	10	10,238
Midcontinent Communications, 8.00%, 08/15/32(b)(c)	10	10,256
News Corp., 5.13%, 02/15/32(b)	7	6,773
Paramount Global
4.20%, 05/19/32	20	18,050
4.95%, 01/15/31	35	33,686
7.88%, 07/30/30	10	11,004
Scripps Escrow II Inc., 5.38%, 01/15/31(b)	7	3,725
Sinclair Television Group Inc.
4.38%, 12/31/32(b)	13	8,200
5.50%, 03/01/30(b)	8	5,604
8.13%, 02/15/33(b)	10	9,905
Sirius XM Radio Inc.
3.88%, 09/01/31(b)(c)	26	22,547
4.13%, 07/01/30(b)	25	22,471
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	20	18,648
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	22	25,244
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	20	22,726
Univision Communications Inc.
7.38%, 06/30/30(b)	15	14,663
8.50%, 07/31/31(b)	20	19,923
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	15	13,021
Security	Par (000)	Value
Media (continued)
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)	$15	$13,323
VZ Secured Financing BV, 5.00%, 01/15/32(b)	25	22,057
Walt Disney Co. (The)
2.65%, 01/13/31	75	67,345
3.80%, 03/22/30	25	24,170
6.20%, 12/15/34	10	11,029
6.55%, 03/15/33	10	11,135
Warner Media LLC, 7.63%, 04/15/31	5	5,495
		1,315,554
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(b)	5	5,064
Vallourec SACA, 7.50%, 04/15/32(b)	10	10,451
		15,515
Mining — 0.3%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	15	15,615
Arsenal AIC Parent LLC
8.00%, 10/01/30(b)	10	10,438
11.50%, 10/01/31(b)	10	11,182
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	10	9,982
5.13%, 02/21/32	25	25,325
5.25%, 09/08/30	30	30,849
5.25%, 09/08/33	70	71,345
5.30%, 02/21/35	25	25,398
Constellium SE, 6.38%, 08/15/32(b)	5	5,008
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(e)	200	182,537
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(b)	26	23,806
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(b)	10	9,957
6.13%, 04/15/32(b)	16	16,030
Freeport-McMoRan Inc.
4.25%, 03/01/30	20	19,292
4.63%, 08/01/30	25	24,516
Glencore Funding LLC
2.50%, 09/01/30(b)	65	57,410
2.85%, 04/27/31(b)	5	4,413
5.63%, 04/04/34(b)	15	15,216
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	10	9,099
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)	15	14,093
Newmont Corp., 2.60%, 07/15/32	65	56,150
Novelis Corp., 3.88%, 08/15/31(b)	15	13,183
Rio Tinto Alcan Inc.
6.13%, 12/15/33	5	5,364
7.25%, 03/15/31	15	16,819
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	10	10,089
South32 Treasury Ltd., 4.35%, 04/14/32(b)	25	23,447
Taseko Mines Ltd., 8.25%, 05/01/30(b)	10	10,376
Yamana Gold Inc., 2.63%, 08/15/31	14	12,021
		728,960
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	20	18,104
5.55%, 08/22/34	15	14,983
Zebra Technologies Corp., 6.50%, 06/01/32(b)	10	10,166
		43,253
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas — 1.4%
Aker BP ASA
3.10%, 07/15/31(b)	$5	$4,398
5.13%, 10/01/34(b)	10	9,585
Antero Resources Corp., 5.38%, 03/01/30(b)	20	19,753
APA Corp., 6.10%, 02/15/35(b)	5	5,048
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/32(b)	10	10,104
Baytex Energy Corp.
7.38%, 03/15/32(b)	10	9,777
8.50%, 04/30/30(b)	15	15,356
BP Capital Markets America Inc.
2.72%, 01/12/32	35	30,682
3.63%, 04/06/30	45	42,866
4.81%, 02/13/33	25	24,673
4.89%, 09/11/33	55	54,295
4.99%, 04/10/34	5	4,968
5.23%, 11/17/34	30	30,271
Canadian Natural Resources Ltd.
2.95%, 07/15/30	10	9,015
5.40%, 12/15/34(b)(c)	25	24,823
7.20%, 01/15/32	5	5,527
Chevron Corp., 2.24%, 05/11/30	25	22,373
Civitas Resources Inc.
8.63%, 11/01/30(b)	20	21,027
8.75%, 07/01/31(b)	20	20,880
CNX Resources Corp.
7.25%, 03/01/32(b)	5	5,131
7.38%, 01/15/31(b)	9	9,247
ConocoPhillips Co.
5.00%, 01/15/35	25	24,826
5.05%, 09/15/33	35	35,248
Continental Resources Inc./OK
2.88%, 04/01/32(b)	10	8,383
5.75%, 01/15/31(b)	30	30,453
Coterra Energy Inc.
5.40%, 02/15/35	10	9,907
5.60%, 03/15/34	10	10,121
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	15	14,710
7.63%, 04/01/32(b)	20	20,005
Devon Energy Corp.
5.20%, 09/15/34(c)	25	24,296
7.95%, 04/15/32	5	5,737
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	10	10,396
Diamondback Energy Inc.
3.13%, 03/24/31	25	22,638
5.40%, 04/18/34	25	25,127
Ecopetrol SA
4.63%, 11/02/31	40	34,032
6.88%, 04/29/30	55	54,969
7.75%, 02/01/32	50	49,565
8.88%, 01/13/33	40	41,883
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)	10	10,762
Energian Israel Finance Ltd., 5.88%, 03/30/31(b)(e)	30	27,675
EOG Resources Inc., 4.38%, 04/15/30	5	4,946
EQT Corp.
3.63%, 05/15/31(b)	10	9,151
5.75%, 02/01/34	20	20,413
Security	Par (000)	Value
Oil & Gas (continued)
Equinor ASA
2.38%, 05/22/30	$45	$40,417
3.13%, 04/06/30	20	18,721
Expand Energy Corp.
4.75%, 02/01/32	23	21,833
5.38%, 03/15/30	29	28,827
5.70%, 01/15/35	10	10,093
Exxon Mobil Corp., 3.48%, 03/19/30	55	52,668
Helmerich & Payne Inc.
2.90%, 09/29/31	15	12,786
5.50%, 12/01/34(b)(c)	10	9,604
Hess Corp., 7.30%, 08/15/31	25	28,309
HF Sinclair Corp.
4.50%, 10/01/30	15	14,365
6.25%, 01/15/35	15	15,296
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/30(b)	10	9,638
6.00%, 02/01/31(b)	10	9,542
6.25%, 04/15/32(b)	5	4,789
6.88%, 05/15/34(b)	10	9,705
8.38%, 11/01/33(b)	10	10,457
Long Ridge Energy LLC, 8.75%, 02/15/32(b)	15	15,062
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	5	5,045
Matador Resources Co.
6.25%, 04/15/33(b)	15	14,798
6.50%, 04/15/32(b)	15	15,002
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(b)	15	15,081
Murphy Oil Corp., 6.00%, 10/01/32	10	9,692
Nabors Industries Inc., 8.88%, 08/15/31(b)	10	8,997
Noble Finance II LLC, 8.00%, 04/15/30(b)	25	25,274
Northern Oil & Gas Inc., 8.75%, 06/15/31(b)	10	10,415
Occidental Petroleum Corp.
5.38%, 01/01/32	20	19,846
5.55%, 10/01/34(c)	20	19,758
6.13%, 01/01/31	14	14,526
6.63%, 09/01/30	31	32,806
7.50%, 05/01/31	16	17,753
7.88%, 09/15/31	16	18,050
8.88%, 07/15/30	8	9,237
Ovintiv Inc.
6.25%, 07/15/33	25	26,052
6.50%, 08/15/34	5	5,276
7.20%, 11/01/31	5	5,459
8.13%, 09/15/30	15	17,002
Parkland Corp.
4.63%, 05/01/30(b)	16	15,023
6.63%, 08/15/32(b)	10	10,087
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)	10	9,566
Permian Resources Operating LLC
6.25%, 02/01/33(b)	15	15,076
7.00%, 01/15/32(b)	15	15,413
9.88%, 07/15/31(b)	6	6,610
Petrobras Global Finance BV, 5.60%, 01/03/31(c)	60	59,015
Petroleos Mexicanos
5.95%, 01/28/31	60	50,948
6.70%, 02/16/32	200	175,593
10.00%, 02/07/33	30	31,289
Petronas Capital Ltd., 2.48%, 01/28/32(e)	200	171,107
Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66
2.15%, 12/15/30	$15	$12,985
4.65%, 11/15/34	15	14,274
Phillips 66 Co., 5.30%, 06/30/33	35	35,279
Pioneer Natural Resources Co., 1.90%, 08/15/30	40	34,805
Raizen Fuels Finance SA, 6.45%, 03/05/34(e)	200	201,288
Santos Finance Ltd., 6.88%, 09/19/33(b)	30	32,564
Saudi Arabian Oil Co., 2.25%, 11/24/30(e)	200	173,869
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	10	10,221
Shell Finance U.S. Inc., 2.75%, 04/06/30	25	22,939
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(e)	200	185,921
SM Energy Co., 7.00%, 08/01/32(b)	15	15,022
Sunoco LP, 7.25%, 05/01/32(b)	15	15,648
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30	11	10,399
Talos Production Inc., 9.38%, 02/01/31(b)	10	10,293
TotalEnergies Capital SA
4.72%, 09/10/34	20	19,647
5.15%, 04/05/34	25	25,263
Transocean Inc.
7.50%, 04/15/31	5	4,419
8.50%, 05/15/31(b)(c)	15	14,840
Valaris Ltd., 8.38%, 04/30/30(b)	20	20,276
Valero Energy Corp., 2.80%, 12/01/31	35	30,584
Vermilion Energy Inc.
6.88%, 05/01/30(b)	8	7,941
7.25%, 02/15/33(b)	20	19,483
Viper Energy Inc., 7.38%, 11/01/31(b)	5	5,247
Vital Energy Inc.
7.88%, 04/15/32(b)(c)	20	19,271
9.75%, 10/15/30	5	5,252
Woodside Finance Ltd., 5.10%, 09/12/34	25	24,540
		3,009,220
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	12	12,147
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30	30	29,820
Halliburton Co., 2.92%, 03/01/30	35	32,139
Schlumberger Investment SA
2.65%, 06/26/30	45	40,962
4.85%, 05/15/33	15	14,911
Star Holding LLC, 8.75%, 08/01/31(b)	5	4,845
Weatherford International Ltd., 8.63%, 04/30/30(b)	30	30,984
		165,808
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	20	17,601
Ball Corp.
2.88%, 08/15/30	22	19,291
3.13%, 09/15/31	12	10,417
Berry Global Inc.
5.65%, 01/15/34	35	36,035
5.80%, 06/15/31	5	5,198
CCL Industries Inc., 3.05%, 06/01/30(b)	15	13,680
Clydesdale Acquisition Holdings Inc., 8.75%, 04/15/30(b)	19	19,293
Crown Americas LLC, 5.25%, 04/01/30	9	8,864
Graphic Packaging International LLC, 6.38%, 07/15/32(b)	10	10,141
LABL Inc., 8.63%, 10/01/31(b)	15	13,551
Security	Par (000)	Value
Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31(b)(c)	$15	$14,791
7.38%, 06/01/32(b)	5	4,844
Sealed Air Corp.
6.50%, 07/15/32(b)(c)	5	5,125
6.88%, 07/15/33(b)	10	10,594
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)	7	7,308
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(b)	20	20,333
Sonoco Products Co.
3.13%, 05/01/30	25	22,873
5.00%, 09/01/34(c)	10	9,688
WRKCo Inc., 3.00%, 06/15/33	25	21,525
		271,152
Pharmaceuticals — 0.7%
AbbVie Inc.
4.95%, 03/15/31	25	25,397
5.05%, 03/15/34	60	60,577
5.20%, 03/15/35	25	25,521
AdaptHealth LLC, 5.13%, 03/01/30(b)	9	8,372
Astrazeneca Finance LLC
2.25%, 05/28/31	80	69,820
4.88%, 03/03/33	15	15,095
4.90%, 03/03/30	20	20,327
4.90%, 02/26/31	15	15,250
5.00%, 02/26/34	30	30,365
AstraZeneca PLC, 1.38%, 08/06/30	20	16,960
Bausch Health Companies Inc.
5.25%, 02/15/31(b)	8	4,937
14.00%, 10/15/30(b)	6	5,878
Becton Dickinson & Co.
1.96%, 02/11/31	30	25,588
5.11%, 02/08/34	20	20,012
BellRing Brands Inc., 7.00%, 03/15/30(b)	11	11,409
Bristol-Myers Squibb Co.
1.45%, 11/13/30	90	76,105
2.95%, 03/15/32	15	13,357
5.20%, 02/22/34	60	61,137
5.75%, 02/01/31	25	26,388
Cardinal Health Inc., 5.35%, 11/15/34	25	25,166
Cencora Inc., 2.70%, 03/15/31	40	35,490
CVS Health Corp.
1.88%, 02/28/31	15	12,488
2.13%, 09/15/31	36	29,913
3.75%, 04/01/30	25	23,584
5.25%, 01/30/31	35	35,240
5.25%, 02/21/33	45	44,597
5.30%, 06/01/33	35	34,752
5.55%, 06/01/31	30	30,608
5.70%, 06/01/34(c)	25	25,511
6.75%, 12/10/54(a)	15	15,009
7.00%, 03/10/55(a)	35	35,427
Eli Lilly & Co.
4.60%, 08/14/34	10	9,866
4.70%, 02/27/33	25	25,037
4.70%, 02/09/34	40	39,630
Endo Finance Holdings Inc., 8.50%, 04/15/31(b)(c)	20	21,437
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	5	5,214
Johnson & Johnson
1.30%, 09/01/30	40	34,188
4.85%, 03/01/32	25	25,429
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 06/01/31	$25	$25,589
4.95%, 06/01/34(c)	30	30,709
5.00%, 03/01/35	25	25,559
McKesson Corp., 5.10%, 07/15/33	30	30,452
Merck & Co. Inc.
1.45%, 06/24/30	15	12,836
2.15%, 12/10/31	35	30,011
4.30%, 05/17/30	25	24,811
4.50%, 05/17/33(c)	25	24,585
Novartis Capital Corp.
4.00%, 09/18/31	25	24,317
4.20%, 09/18/34	25	23,846
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(b)	30	27,344
6.75%, 05/15/34(b)	10	10,152
7.88%, 05/15/34(b)	10	10,272
Owens & Minor Inc., 6.63%, 04/01/30(b)(c)	10	9,221
Pfizer Inc.
1.70%, 05/28/30	10	8,689
2.63%, 04/01/30	40	36,532
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30	50	50,178
4.75%, 05/19/33	125	123,750
Viatris Inc., 2.70%, 06/22/30	30	26,335
Zoetis Inc., 5.60%, 11/16/32	10	10,488
		1,606,757
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)	10	10,244
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	10	10,449
Boardwalk Pipelines LP, 3.60%, 09/01/32	20	17,904
Cameron LNG LLC, 2.90%, 07/15/31(b)	25	22,164
Cheniere Energy Inc., 5.65%, 04/15/34	15	15,259
Cheniere Energy Partners LP
3.25%, 01/31/32	20	17,609
4.00%, 03/01/31	26	24,463
5.75%, 08/15/34	30	30,624
5.95%, 06/30/33	32	33,193
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	3	2,793
Colonial Enterprises Inc., 3.25%, 05/15/30(b)	25	23,090
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34(b)	10	10,056
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(b)	35	36,468
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	20	19,375
7.50%, 12/15/33(b)	10	10,640
DCP Midstream Operating LP
3.25%, 02/15/32	3	2,622
8.13%, 08/16/30	7	8,031
DT Midstream Inc.
4.30%, 04/15/32(b)	5	4,661
4.38%, 06/15/31(b)	17	15,796
5.80%, 12/15/34(b)	10	10,167
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	10	10,372
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)	10	8,896
Enbridge Inc.
2.50%, 08/01/33	25	20,481
5.63%, 04/05/34	20	20,433
5.70%, 03/08/33	50	51,491
Security	Par (000)	Value
Pipelines (continued)
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	$10	$10,333
Energy Transfer LP
3.75%, 05/15/30	30	28,374
5.55%, 05/15/34	25	25,219
5.60%, 09/01/34	15	15,190
5.75%, 02/15/33	30	30,883
6.55%, 12/01/33	30	32,350
7.38%, 02/01/31(b)	10	10,538
EnLink Midstream LLC
5.65%, 09/01/34	10	10,117
6.50%, 09/01/30(b)	25	26,589
Enterprise Products Operating LLC
4.85%, 01/31/34	20	19,769
4.95%, 02/15/35	20	19,839
5.35%, 01/31/33	35	35,898
EQM Midstream Partners LP
4.75%, 01/15/31(b)	20	19,328
7.50%, 06/01/30(b)	7	7,612
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	25	21,886
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	20	17,809
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	10	10,065
8.00%, 05/15/33	10	10,098
8.88%, 04/15/30	10	10,395
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)	10	10,444
Harvest Midstream I LP, 7.50%, 05/15/32(b)	10	10,482
Hess Midstream Operations LP, 5.50%, 10/15/30(b)	10	9,888
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)	10	10,427
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	5	5,683
Kinder Morgan Inc.
4.80%, 02/01/33	20	19,397
5.20%, 06/01/33	25	24,839
5.30%, 12/01/34	10	9,925
5.40%, 02/01/34	35	35,161
7.80%, 08/01/31	10	11,437
Kinetik Holdings LP, 5.88%, 06/15/30(b)	15	14,956
MPLX LP
2.65%, 08/15/30	20	17,820
4.95%, 09/01/32	20	19,663
5.00%, 03/01/33	40	39,281
5.50%, 06/01/34	15	15,068
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	25	25,401
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5	4,385
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	10	10,214
NuStar Logistics LP, 6.38%, 10/01/30	10	10,210
ONEOK Inc.
3.25%, 06/01/30	10	9,239
4.75%, 10/15/31	10	9,834
5.05%, 11/01/34	25	24,379
5.80%, 11/01/30	30	31,228
6.05%, 09/01/33	25	26,191
6.10%, 11/15/32	20	21,073
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30	25	23,552
Rockies Express Pipeline LLC, 4.80%, 05/15/30(b)	5	4,716
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	20	19,689
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	5	4,228
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)	$10	$10,286
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)	20	19,691
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(b)	10	9,707
6.00%, 09/01/31(b)	10	9,652
Targa Resources Corp.
5.50%, 02/15/35	15	15,055
5.55%, 08/15/35	25	25,088
6.13%, 03/15/33	30	31,461
6.50%, 03/30/34	5	5,370
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	15	13,863
4.88%, 02/01/31	50	49,062
5.50%, 03/01/30	30	30,349
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(b)	15	13,668
Texas Eastern Transmission LP, 7.00%, 07/15/32	5	5,541
TransCanada PipeLines Ltd.
4.10%, 04/15/30	35	33,666
4.63%, 03/01/34	30	28,530
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	45	41,667
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	20	17,373
4.13%, 08/15/31(b)	21	19,144
Venture Global LNG Inc.
8.38%, 06/01/31(b)	35	36,485
9.88%, 02/01/32(b)	35	38,288
Western Midstream Operating LP, 5.45%, 11/15/34	20	19,754
Whistler Pipeline LLC, 5.95%, 09/30/34(b)	15	15,376
Williams Companies Inc. (The)
2.60%, 03/15/31	10	8,774
4.65%, 08/15/32	45	43,590
5.15%, 03/15/34	25	24,769
Series A, 7.50%, 01/15/31	10	11,167
		1,855,759
Private Equity — 0.0%
Apollo Management Holdings LP, 2.65%, 06/05/30(b)(c)	5	4,492
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)(c)	12	11,502
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/30(b)(c)	5	3,979
CBRE Services Inc., 5.95%, 08/15/34	15	15,692
CoStar Group Inc., 2.80%, 07/15/30(b)	15	13,360
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)(c)	5	5,373
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	5	5,257
Howard Hughes Corp. (The), 4.38%, 02/01/31(b)	10	8,925
Kennedy-Wilson Inc., 5.00%, 03/01/31	12	10,861
		74,949
Real Estate Investment Trusts — 0.9%
Agree LP
2.60%, 06/15/33	10	8,221
4.80%, 10/01/32	10	9,799
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	$20	$15,771
2.95%, 03/15/34	5	4,199
3.38%, 08/15/31	30	27,422
4.70%, 07/01/30	25	24,723
American Assets Trust LP
3.38%, 02/01/31	15	13,297
6.15%, 10/01/34	10	10,038
American Homes 4 Rent LP
3.63%, 04/15/32	20	18,274
5.50%, 02/01/34	10	10,149
American Tower Corp.
1.88%, 10/15/30	20	17,061
2.10%, 06/15/30	15	13,075
2.30%, 09/15/31	15	12,778
2.70%, 04/15/31	20	17,648
5.45%, 02/15/34	15	15,322
5.55%, 07/15/33	10	10,251
5.65%, 03/15/33	10	10,320
5.90%, 11/15/33	25	26,221
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	10	9,837
AvalonBay Communities Inc.
2.45%, 01/15/31	25	22,088
5.30%, 12/07/33	20	20,430
Boston Properties LP
2.45%, 10/01/33	15	11,795
2.55%, 04/01/32	25	20,658
2.90%, 03/15/30	20	18,001
3.25%, 01/30/31	30	26,896
5.75%, 01/15/35	15	14,907
Brixmor Operating Partnership LP
2.50%, 08/16/31	15	12,893
4.05%, 07/01/30	30	28,753
Broadstone Net Lease LLC, 2.60%, 09/15/31	10	8,495
Camden Property Trust, 4.90%, 01/15/34	10	9,921
COPT Defense Properties LP, 2.90%, 12/01/33	10	8,135
Cousins Properties LP, 5.88%, 10/01/34	10	10,194
Crown Castle Inc.
2.25%, 01/15/31	35	30,069
2.50%, 07/15/31	30	25,787
3.30%, 07/01/30	15	13,830
5.10%, 05/01/33	5	4,965
5.80%, 03/01/34	25	25,919
CubeSmart LP, 2.50%, 02/15/32	5	4,253
Diversified Healthcare Trust, 4.38%, 03/01/31(c)	10	7,926
DOC DR LLC, 2.63%, 11/01/31	5	4,325
EPR Properties, 3.60%, 11/15/31	10	8,978
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	20	20,469
Equinix Inc.
2.15%, 07/15/30	25	21,881
3.90%, 04/15/32	30	28,096
ERP Operating LP, 4.65%, 09/15/34	25	24,128
Essex Portfolio LP
2.65%, 03/15/32	10	8,619
5.50%, 04/01/34	10	10,182
Extra Space Storage LP
2.20%, 10/15/30	5	4,353
2.35%, 03/15/32	10	8,373
2.40%, 10/15/31	30	25,588
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.40%, 02/01/34	$15	$15,203
5.50%, 07/01/30	5	5,145
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5	4,361
4.00%, 01/15/31	10	9,332
5.63%, 09/15/34	15	14,974
6.75%, 12/01/33	20	21,472
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	30	29,924
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	13	11,702
Healthpeak OP LLC
5.25%, 12/15/32	20	20,255
5.38%, 02/15/35	10	10,073
Highwoods Realty LP, 2.60%, 02/01/31	10	8,538
Host Hotels & Resorts LP
5.70%, 07/01/34	20	20,193
Series I, 3.50%, 09/15/30	10	9,200
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	25	20,879
2.70%, 01/15/34	10	8,162
4.15%, 04/15/32	15	14,089
Iron Mountain Inc.
4.50%, 02/15/31(b)	18	16,685
5.25%, 07/15/30(b)	19	18,325
5.63%, 07/15/32(b)	10	9,690
6.25%, 01/15/33(b)	20	20,113
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	15	14,069
Kilroy Realty LP
2.50%, 11/15/32	10	7,899
2.65%, 11/15/33	5	3,900
Kimco Realty OP LLC
3.20%, 04/01/32	20	17,898
4.60%, 02/01/33	15	14,559
Kite Realty Group LP
4.95%, 12/15/31	5	4,926
5.50%, 03/01/34	10	10,128
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(b)	10	10,402
LXP Industrial Trust, 2.70%, 09/15/30	5	4,410
Mid-America Apartments LP
5.00%, 03/15/34	10	9,950
5.30%, 02/15/32	15	15,284
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	22	15,067
National Health Investors Inc., 3.00%, 02/01/31	15	13,119
NNN REIT Inc.
2.50%, 04/15/30	5	4,454
5.60%, 10/15/33	15	15,311
Omega Healthcare Investors Inc.
3.25%, 04/15/33	5	4,282
3.38%, 02/01/31	25	22,587
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	10	8,596
4.95%, 01/15/35	10	9,605
Piedmont Operating Partnership LP, 3.15%, 08/15/30	20	17,443
Prologis LP
1.63%, 03/15/31	5	4,188
1.75%, 07/01/30	5	4,301
1.75%, 02/01/31	5	4,237
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 04/15/30	$30	$26,714
2.25%, 01/15/32	20	17,045
4.75%, 06/15/33	25	24,630
5.00%, 03/15/34	20	20,008
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 01/15/35(b)	20	20,052
Public Storage Operating Co.
2.30%, 05/01/31	20	17,440
5.10%, 08/01/33	5	5,062
Rayonier LP, 2.75%, 05/17/31	15	13,055
Realty Income Corp.
1.80%, 03/15/33	20	15,716
3.25%, 01/15/31	30	27,606
4.85%, 03/15/30	15	15,069
4.90%, 07/15/33	5	4,925
5.13%, 02/15/34	10	9,999
5.63%, 10/13/32	25	25,903
Regency Centers LP
3.70%, 06/15/30	15	14,221
5.10%, 01/15/35	10	9,943
Rexford Industrial Realty LP, 2.13%, 12/01/30	15	12,837
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(b)	20	20,256
Sabra Health Care LP, 3.20%, 12/01/31	15	13,170
Safehold GL Holdings LLC
2.80%, 06/15/31	15	13,148
5.65%, 01/15/35	10	9,974
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30(b)	50	49,320
Service Properties Trust
8.63%, 11/15/31(b)	15	16,078
8.88%, 06/15/32(c)	10	9,919
Simon Property Group LP
2.25%, 01/15/32	20	16,959
2.65%, 02/01/32	25	21,687
4.75%, 09/26/34	25	24,180
Starwood Property Trust Inc.
6.00%, 04/15/30(b)	10	9,929
6.50%, 07/01/30(b)	15	15,217
Store Capital LLC
2.70%, 12/01/31	15	12,796
2.75%, 11/18/30	5	4,376
Sun Communities Operating LP
2.70%, 07/15/31	15	13,015
4.20%, 04/15/32	15	14,041
5.70%, 01/15/33	5	5,113
UDR Inc.
3.00%, 08/15/31	25	22,318
5.13%, 09/01/34	10	9,925
Ventas Realty LP
2.50%, 09/01/31	15	12,967
5.00%, 01/15/35	10	9,781
5.63%, 07/01/34	5	5,144
VICI Properties LP
5.13%, 05/15/32	25	24,662
5.75%, 04/01/34	30	30,608
VICI Properties LP/VICI Note Co. Inc., 4.13%, 08/15/30(b)	25	23,550
Vornado Realty LP, 3.40%, 06/01/31	5	4,282
Welltower OP LLC, 3.85%, 06/15/32	20	18,654
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 04/15/30	$40	$38,461
7.38%, 03/15/32	10	11,305
WP Carey Inc.
2.40%, 02/01/31	5	4,340
5.38%, 06/30/34	15	15,074
XHR LP, 6.63%, 05/15/30(b)	5	5,066
		2,075,783
Retail — 0.6%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30(b)	50	45,537
7-Eleven Inc., 1.80%, 02/10/31(b)	15	12,473
Advance Auto Parts Inc.
3.50%, 03/15/32	5	4,158
3.90%, 04/15/30	10	8,907
Asbury Automotive Group Inc.
4.75%, 03/01/30	8	7,608
5.00%, 02/15/32(b)	13	12,120
AutoNation Inc.
2.40%, 08/01/31	15	12,644
3.85%, 03/01/32	20	18,201
AutoZone Inc.
4.00%, 04/15/30	25	24,095
4.75%, 02/01/33	50	48,949
Bath & Body Works Inc.
6.63%, 10/01/30(b)	15	15,310
6.95%, 03/01/33	5	5,079
Beacon Roofing Supply Inc., 6.50%, 08/01/30(b)	10	10,285
Brinker International Inc., 8.25%, 07/15/30(b)	5	5,344
Carvana Co.
13.00%, 06/01/30, (13.00% PIK)(b)(d)	27	29,275
14.00%, 06/01/31, (14.00% PIK)(b)(d)	38	43,032
Costco Wholesale Corp., 1.60%, 04/20/30	50	43,573
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	10	10,580
Darden Restaurants Inc., 6.30%, 10/10/33	10	10,635
Dick's Sporting Goods Inc., 3.15%, 01/15/32(c)	20	17,797
Dollar General Corp.
5.00%, 11/01/32(c)	5	4,904
5.45%, 07/05/33(c)	35	35,257
Ferguson Enterprises Inc., 5.00%, 10/03/34	15	14,686
FirstCash Inc., 6.88%, 03/01/32(b)	10	10,207
Gap Inc. (The), 3.88%, 10/01/31(b)	12	10,574
Genuine Parts Co.
1.88%, 11/01/30	5	4,243
2.75%, 02/01/32	25	21,500
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32(b)	10	9,265
Home Depot Inc. (The)
1.38%, 03/15/31	45	37,306
2.70%, 04/15/30	5	4,571
3.25%, 04/15/32	30	27,287
4.50%, 09/15/32	35	34,581
4.85%, 06/25/31	25	25,296
4.95%, 06/25/34	35	35,207
Kohl's Corp., 4.63%, 05/01/31	10	7,798
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	15	15,832
Lithia Motors Inc., 4.38%, 01/15/31(b)	7	6,465
Lowe's Companies Inc.
2.63%, 04/01/31	60	53,170
3.75%, 04/01/32	45	41,869
4.50%, 04/15/30	20	19,859
Security	Par (000)	Value
Retail (continued)
5.00%, 04/15/33	$15	$15,024
Macy's Retail Holdings LLC
5.88%, 03/15/30(b)(c)	10	9,682
6.13%, 03/15/32(b)	5	4,768
6.70%, 07/15/34(b)	5	4,316
McDonald's Corp.
2.13%, 03/01/30	15	13,350
4.60%, 09/09/32	50	49,664
Murphy Oil USA Inc., 3.75%, 02/15/31(b)	10	8,942
Nordstrom Inc.
4.25%, 08/01/31	7	6,240
4.38%, 04/01/30	8	7,340
O'Reilly Automotive Inc.
1.75%, 03/15/31	5	4,190
4.20%, 04/01/30	10	9,753
4.70%, 06/15/32	40	39,242
Patrick Industries Inc., 6.38%, 11/01/32(b)	10	9,921
QVC Inc., 5.45%, 08/15/34	5	2,902
Ross Stores Inc., 1.88%, 04/15/31	5	4,213
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	10	10,133
Sonic Automotive Inc., 4.88%, 11/15/31(b)	7	6,485
Starbucks Corp.
2.55%, 11/15/30	45	40,194
5.00%, 02/15/34	40	40,044
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	10	9,164
Target Corp.
2.65%, 09/15/30	25	22,704
4.40%, 01/15/33	25	24,340
4.50%, 09/15/32	25	24,582
4.50%, 09/15/34	15	14,523
TJX Companies Inc. (The), 3.88%, 04/15/30	25	24,195
Tractor Supply Co.
1.75%, 11/01/30	5	4,250
5.25%, 05/15/33	25	25,333
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	8	6,707
4.50%, 11/18/34	5	4,090
Walmart Inc.
4.10%, 04/15/33	25	24,286
4.15%, 09/09/32	10	9,789
Yum! Brands Inc.
3.63%, 03/15/31	18	16,314
4.63%, 01/31/32	18	16,912
5.38%, 04/01/32	17	16,741
		1,335,812
Semiconductors — 0.4%
Advanced Micro Devices Inc., 3.92%, 06/01/32	15	14,207
Analog Devices Inc.
2.10%, 10/01/31	20	17,119
5.05%, 04/01/34	10	10,155
Broadcom Inc.
2.45%, 02/15/31(b)	62	54,420
2.60%, 02/15/33(b)	45	37,976
3.42%, 04/15/33(b)	65	58,043
3.47%, 04/15/34(b)	55	48,561
4.30%, 11/15/32	50	47,905
4.80%, 10/15/34	25	24,465
5.00%, 04/15/30	30	30,403
Series ., 4.55%, 02/15/32	15	14,663
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Entegris Inc., 5.95%, 06/15/30(b)	$16	$16,008
Intel Corp.
2.00%, 08/12/31	30	25,048
3.90%, 03/25/30	45	42,908
4.00%, 12/15/32	10	9,203
4.15%, 08/05/32	35	32,661
5.00%, 02/21/31	15	15,023
5.20%, 02/10/33	60	59,484
KLA Corp., 4.65%, 07/15/32	20	19,892
Lam Research Corp., 1.90%, 06/15/30	15	13,126
Marvell Technology Inc., 2.95%, 04/15/31	25	22,371
Micron Technology Inc.
2.70%, 04/15/32	45	38,567
5.88%, 02/09/33	5	5,207
5.88%, 09/15/33	35	36,568
NVIDIA Corp.
2.00%, 06/15/31	50	43,339
2.85%, 04/01/30	15	13,944
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	10	8,668
2.65%, 02/15/32	25	21,454
3.40%, 05/01/30	15	13,979
5.00%, 01/15/33	27	26,770
Qorvo Inc., 3.38%, 04/01/31(b)	5	4,373
Qualcomm Inc.
1.65%, 05/20/32	10	8,114
2.15%, 05/20/30	45	40,163
Skyworks Solutions Inc., 3.00%, 06/01/31	5	4,322
Texas Instruments Inc.
1.75%, 05/04/30	45	39,326
4.85%, 02/08/34	15	15,043
Xilinx Inc., 2.38%, 06/01/30	15	13,441
		946,919
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
4.20%, 05/01/30	10	9,590
5.75%, 01/15/35	10	10,020
		19,610
Software — 0.4%
Adobe Inc.
4.95%, 04/04/34	5	5,047
5.30%, 01/17/35	10	10,341
AppLovin Corp., 5.50%, 12/01/34	15	15,195
Atlassian Corp., 5.50%, 05/15/34	10	10,217
Autodesk Inc., 2.40%, 12/15/31	20	17,161
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	10	8,750
Cadence Design Systems Inc., 4.70%, 09/10/34	15	14,608
Capstone Borrower Inc., 8.00%, 06/15/30(b)	5	5,243
Cloud Software Group Inc., 8.25%, 06/30/32(b)	30	31,136
Fidelity National Information Services Inc., 5.10%, 07/15/32	15	15,080
Fiserv Inc.
2.65%, 06/01/30	10	8,991
5.15%, 08/12/34	25	24,932
5.45%, 03/15/34	30	30,530
5.60%, 03/02/33	30	30,915
Intuit Inc., 5.20%, 09/15/33	35	35,849
Microsoft Corp., 1.35%, 09/15/30	10	8,613
MSCI Inc.
3.25%, 08/15/33(b)	15	12,991
Security	Par (000)	Value
Software (continued)
3.63%, 09/01/30(b)	$31	$28,732
3.63%, 11/01/31(b)	5	4,550
3.88%, 02/15/31(b)	27	25,149
Open Text Holdings Inc., 4.13%, 12/01/31(b)	10	8,959
Oracle Corp.
2.88%, 03/25/31	85	76,013
2.95%, 04/01/30	55	50,485
4.30%, 07/08/34	10	9,352
4.70%, 09/27/34	50	48,069
4.90%, 02/06/33	55	54,256
6.25%, 11/09/32	40	42,832
RingCentral Inc., 8.50%, 08/15/30(b)(c)	5	5,272
ROBLOX Corp., 3.88%, 05/01/30(b)	16	14,727
Roper Technologies Inc.
1.75%, 02/15/31	15	12,601
4.90%, 10/15/34	25	24,581
Salesforce Inc., 1.95%, 07/15/31	25	21,454
ServiceNow Inc., 1.40%, 09/01/30	20	16,881
SS&C Technologies Inc., 6.50%, 06/01/32(b)	15	15,345
Take-Two Interactive Software Inc., 4.00%, 04/14/32	20	18,840
Twilio Inc., 3.88%, 03/15/31	9	8,185
UKG Inc., 6.88%, 02/01/31(b)	40	41,064
VMware LLC
2.20%, 08/15/31	35	29,801
4.70%, 05/15/30	20	19,821
Workday Inc., 3.80%, 04/01/32	20	18,543
		881,111
Telecommunications — 0.9%
AT&T Inc.
2.25%, 02/01/32	5	4,214
2.55%, 12/01/33	80	65,878
2.75%, 06/01/31	45	39,943
5.40%, 02/15/34	70	71,532
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	15	14,856
5.20%, 02/15/34(c)	20	19,916
British Telecommunications PLC
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)	10	9,177
9.63%, 12/15/30	80	98,030
Cisco Systems Inc.
4.95%, 02/24/32	25	25,331
5.05%, 02/26/34	90	91,368
5.10%, 02/24/35	25	25,412
CommScope LLC, 9.50%, 12/15/31(b)	15	15,626
Deutsche Telekom International Finance BV
8.75%, 06/15/30	25	29,272
9.25%, 06/01/32	15	18,729
EchoStar Corp., 6.75%, 11/30/30, (6.75 % PIK)(d)	40	37,521
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(e)	150	125,894
Frontier Communications Holdings LLC
8.63%, 03/15/31(b)	15	16,032
8.75%, 05/15/30(b)	19	20,099
Iliad Holding SASU
7.00%, 04/15/32(b)	15	15,154
8.50%, 04/15/31(b)	15	15,979
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	51	47,684
Juniper Networks Inc., 2.00%, 12/10/30	20	17,034
Koninklijke KPN NV, 8.38%, 10/01/30	10	11,614
Level 3 Financing Inc.
3.88%, 10/15/30(b)(c)	11	8,650
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.00%, 04/15/31(b)	$12	$9,329
4.50%, 04/01/30(b)	12	9,926
10.50%, 05/15/30(b)	18	19,631
10.75%, 12/15/30(b)	10	11,234
Lumen Technologies Inc., 10.00%, 10/15/32(b)	10	9,987
Motorola Solutions Inc.
2.75%, 05/24/31	27	23,879
5.40%, 04/15/34	15	15,233
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(b)	10	9,803
Series 2034, 6.00%, 09/30/34(b)	10	9,485
Orange SA, 9.00%, 03/01/31	30	36,281
Rogers Communications Inc.
3.80%, 03/15/32	35	31,920
5.30%, 02/15/34	25	24,753
Sprint Capital Corp., 8.75%, 03/15/32	29	35,034
Telecom Argentina SA, 9.50%, 07/18/31(e)	10	10,539
Telecom Italia Capital SA
6.00%, 09/30/34	10	9,571
6.38%, 11/15/33	10	9,925
Telefonica Europe BV, 8.25%, 09/15/30	30	34,498
TELUS Corp., 3.40%, 05/13/32	10	9,026
T-Mobile USA Inc.
2.25%, 11/15/31	25	21,264
2.55%, 02/15/31	40	35,187
2.70%, 03/15/32	15	12,966
2.88%, 02/15/31	12	10,722
3.50%, 04/15/31	105	97,136
3.88%, 04/15/30	55	52,664
5.05%, 07/15/33	30	29,918
5.15%, 04/15/34	30	30,149
5.20%, 01/15/33	25	25,213
5.75%, 01/15/34	25	26,148
U.S. Cellular Corp., 6.70%, 12/15/33	10	10,800
Verizon Communications Inc.
1.50%, 09/18/30	20	16,928
1.68%, 10/30/30	35	29,691
1.75%, 01/20/31	55	46,403
2.36%, 03/15/32	95	80,484
2.55%, 03/21/31	70	61,567
3.15%, 03/22/30	10	9,298
4.50%, 08/10/33	25	24,088
5.05%, 05/09/33	25	25,188
6.40%, 09/15/33	10	10,974
7.75%, 12/01/30	15	17,182
Viasat Inc., 7.50%, 05/30/31(b)(c)	12	8,998
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	20	17,332
4.75%, 07/15/31(b)	25	21,944
7.75%, 04/15/32(b)	15	15,212
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.767%)(a)	17	15,262
6.25%, 11/30/32	25	27,221
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	35	36,196
		1,981,134
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34	10	10,278
Transportation — 0.2%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	15	15,673
Security	Par (000)	Value
Transportation (continued)
Canadian National Railway Co.
4.38%, 09/18/34	$15	$14,387
6.25%, 08/01/34	15	16,559
Canadian Pacific Railway Co.
2.45%, 12/02/31	35	30,422
7.13%, 10/15/31	10	11,280
CSX Corp., 4.10%, 11/15/32	40	38,189
FedEx Corp.
2.40%, 05/15/31	5	4,320
4.25%, 05/15/30	15	14,514
4.90%, 01/15/34	10	9,847
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	11	9,530
Genesee & Wyoming Inc., 6.25%, 04/15/32(b)	10	10,096
Norfolk Southern Corp.
2.30%, 05/15/31	10	8,741
3.00%, 03/15/32	15	13,332
4.45%, 03/01/33	25	24,244
5.05%, 08/01/30	15	15,260
Ryder System Inc., 6.60%, 12/01/33	10	10,931
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)	10	10,280
Union Pacific Corp.
2.80%, 02/14/32	35	30,966
5.10%, 02/20/35	20	20,265
United Parcel Service Inc.
4.45%, 04/01/30	40	39,951
4.88%, 03/03/33	15	15,068
5.15%, 05/22/34	15	15,251
Walmart Inc., 1.80%, 09/22/31	45	38,455
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	15	15,453
XPO CNW Inc., 6.70%, 05/01/34	5	5,153
XPO Inc.
7.13%, 06/01/31(b)	10	10,356
7.13%, 02/01/32(b)	10	10,380
		458,903
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(b)	10	9,706
7.00%, 05/01/31(b)	10	10,250
7.00%, 06/15/32(b)	15	15,354
7.88%, 12/01/30(b)	10	10,511
GATX Corp.
3.50%, 06/01/32	5	4,517
4.00%, 06/30/30	35	33,646
4.90%, 03/15/33	5	4,938
6.05%, 03/15/34	50	52,913
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 06/15/30(b)	25	26,466
SMBC Aviation Capital Finance DAC, 5.55%, 04/03/34(b)	10	10,119
		178,420
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	15	12,941
2.80%, 05/01/30	25	22,821
4.45%, 06/01/32	20	19,362
5.15%, 03/01/34	5	5,030
5.25%, 03/01/35	25	25,286
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
Essential Utilities Inc.
2.40%, 05/01/31	$10	$8,707
5.38%, 01/15/34	25	25,239
		119,386
Total Corporate Bonds & Notes — 22.7% (Cost: $50,287,402)		50,327,927
Foreign Government Obligations
Argentina — 0.1%
Argentina Bonar Bonds, 0.75%, 07/09/30(g)	171	123,601
Argentina Republic Government International Bonds, 0.75%, 07/09/30(c)(g)	287	209,124
		332,725
Bahrain — 0.1%
Bahrain Government International Bonds, 5.63%, 09/30/31(e)	200	190,735
Bermuda — 0.0%
Bermuda Government International Bonds, 5.00%, 07/15/32(e)	10	9,814
Brazil — 0.1%
Brazil Government International Bonds, 6.13%, 01/22/32	200	199,499
Canada — 0.2%
Export Development Canada, 4.75%, 06/05/34	25	25,825
Province of Alberta Canada, 4.50%, 01/24/34	85	84,435
Province of British Columbia Canada, 4.20%, 07/06/33	95	92,719
Province of Manitoba Canada, 4.90%, 05/31/34	15	15,315
Province of Ontario Canada
1.13%, 10/07/30	15	12,642
1.80%, 10/14/31	5	4,256
2.13%, 01/21/32	25	21,619
5.05%, 04/24/34	95	98,138
Province of Quebec Canada
1.35%, 05/28/30	55	47,455
4.25%, 09/05/34	100	97,280
		499,684
Chile — 0.1%
Chile Government International Bonds, 3.50%, 01/31/34	200	176,416
Colombia — 0.1%
Colombia Government International Bonds, 3.25%, 04/22/32	200	157,510
Dominican Republic — 0.1%
Dominican Republic International Bonds, 7.05%, 02/03/31(e)	150	156,211
Ecuador — 0.0%
Ecuador Government International Bonds
0.00%, 07/31/30(e)(h)	15	7,926
6.90%, 07/31/30(e)(g)	57	37,306
		45,232
Egypt — 0.1%
Egypt Government International Bonds, 5.88%, 02/16/31(e)	200	169,310
Security	Par (000)	Value
France — 0.0%
Caisse d'Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	$30	$25,874
Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31(b)	200	171,014
Hong Kong Government International Bonds, 1.38%, 02/02/31(b)	200	170,545
		341,559
Hungary — 0.1%
Hungary Government International Bonds, 2.13%, 09/22/31(e)	200	163,106
India — 0.1%
Export-Import Bank of India, 2.25%, 01/13/31(e)	200	173,050
Indonesia — 0.2%
Indonesia Government International Bonds, 2.15%, 07/28/31	200	169,606
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(e)	200	196,057
		365,663
Israel — 0.1%
Israel Government International Bonds, 2.75%, 07/03/30	200	177,121
Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	173,240
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(e)	200	202,062
Lebanon — 0.0%
Lebanon Government International Bonds, 7.00%, 03/23/32(e)(i)(j)	16	3,034
Mexico — 0.1%
Mexico Government International Bonds
4.75%, 04/27/32	200	186,473
6.75%, 09/27/34	100	105,278
		291,751
Nigeria — 0.1%
Nigeria Government International Bonds, 7.88%, 02/16/32(e)	200	186,674
Panama — 0.1%
Panama Government International Bonds, 2.25%, 09/29/32	200	146,013
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	10	7,781
2.78%, 01/23/31	100	87,549
3.00%, 01/15/34	200	165,662
		260,992
Philippines — 0.1%
Philippines Government International Bonds
5.25%, 05/14/34	200	201,113
6.38%, 01/15/32	100	107,655
		308,768
Poland — 0.1%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(e)	200	199,667
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
Republic of Poland Government International Bonds
4.88%, 10/04/33	$50	$49,165
5.75%, 11/16/32	21	21,930
		270,762
Qatar — 0.1%
Qatar Government International Bonds, 9.75%, 06/15/30(b)	150	186,933
Romania — 0.0%
Romania Government International Bonds
3.00%, 02/14/31(e)	20	16,783
3.63%, 03/27/32(e)	42	35,270
6.38%, 01/30/34(e)	70	68,109
		120,162
Saudi Arabia — 0.3%
Saudi Government International Bonds
3.25%, 10/22/30(e)	200	183,768
5.00%, 01/16/34(e)	200	198,221
5.50%, 10/25/32(e)	200	205,489
		587,478
South Africa — 0.0%
Republic of South Africa Government International Bonds, 5.88%, 06/22/30	100	97,493
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 01/11/33	200	205,675
Supranational — 0.8%
African Development Bank, 5.75%, , (5-year CMT + 1.575%)(a)(f)	10	9,661
African Export-Import Bank (The), 3.80%, 05/17/31(b)	10	8,851
Asian Development Bank
0.75%, 10/08/30	5	4,163
1.50%, 03/04/31	15	12,894
3.13%, 04/27/32	20	18,684
3.88%, 09/28/32	20	19,575
4.00%, 01/12/33	55	54,084
4.13%, 01/12/34	110	108,644
Asian Infrastructure Investment Bank (The), 4.25%, 03/13/34	80	79,699
European Bank for Reconstruction & Development, 4.25%, 03/13/34	40	39,808
European Investment Bank
0.75%, 09/23/30	30	25,052
1.25%, 02/14/31	20	16,982
3.63%, 07/15/30	70	68,339
3.75%, 02/14/33	92	89,132
4.13%, 02/13/34	185	182,455
4.38%, 10/10/31	5	5,056
4.63%, 02/12/35	25	25,585
Inter-American Development Bank
1.13%, 01/13/31	120	101,131
3.50%, 04/12/33	45	42,652
3.63%, 09/17/31	10	9,673
4.38%, 07/17/34	5	5,017
4.50%, 09/13/33	100	101,409
International Bank for Reconstruction & Development
0.75%, 08/26/30	80	66,846
0.88%, 05/14/30	10	8,496
1.25%, 02/10/31(c)	120	101,635
1.63%, 11/03/31	135	114,869
Security	Par (000)	Value
Supranational (continued)
2.50%, 03/29/32	$115	$102,927
3.88%, 08/28/34	55	53,088
4.00%, 01/10/31	110	108,959
4.50%, 04/10/31	15	15,244
4.63%, 01/15/32	50	51,146
4.75%, 11/14/33	100	103,146
International Finance Corp., 0.75%, 08/27/30	40	33,457
		1,788,359
Turkey — 0.2%
Turkiye Government International Bonds
7.13%, 07/17/32	200	199,774
9.38%, 01/19/33	200	227,034
		426,808
Ukraine — 0.0%
Ukraine Government International Bonds
0.00%, 02/01/34(e)(g)	10	4,246
1.75%, 02/01/34(e)(g)	74	43,694
		47,940
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds, 3.13%, 04/16/30(e)	200	187,942
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(e)	200	205,654
UAE International Government Bonds, 4.86%, 07/02/34(e)	200	203,004
		596,600
Uruguay — 0.0%
Uruguay Government International Bonds, 4.38%, 01/23/31	70	68,532
Total Foreign Government Obligations — 4.1% (Cost: $9,001,146)		9,152,785
Municipal Debt Obligations
California — 0.1%
State of California GO
2.50%, 10/01/29	50	46,200
5.75%, 10/01/31	50	53,331
6.00%, 03/01/33	15	16,228
University of California RB, Series BG, 1.32%, 05/15/27	10	9,387
		125,146
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	118	117,803
Total Municipal Debt Obligations — 0.1% (Cost: $243,718)		242,949
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 51.1%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	6	5,508
3.00%, 03/01/46	97	86,417
3.00%, 07/01/46	7	6,563
3.00%, 08/01/46	44	39,274
3.00%, 09/01/46	31	27,767
3.00%, 10/01/46	16	14,646
3.00%, 12/01/46	154	136,948
3.00%, 01/01/47	25	22,583
3.00%, 02/01/47	83	74,184
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 06/01/47	$74	$66,240
3.00%, 08/01/47	10	8,701
3.00%, 09/01/47	20	18,287
3.00%, 10/01/47	17	15,371
3.50%, 06/01/34	5	5,037
3.50%, 03/01/38	41	39,326
3.50%, 10/01/42	34	32,289
3.50%, 10/01/44	15	13,715
3.50%, 03/01/46	79	73,463
3.50%, 12/01/46	10	9,057
3.50%, 01/01/47	15	14,169
3.50%, 04/01/47	24	22,393
3.50%, 07/01/47	23	20,869
3.50%, 08/01/47	4	3,387
3.50%, 09/01/47	56	51,014
3.50%, 12/01/47	3	2,718
3.50%, 02/01/48	53	49,458
3.50%, 03/01/48	24	21,861
3.50%, 05/01/48	14	13,079
3.50%, 04/01/49	39	35,967
3.50%, 05/01/49	9	8,458
3.50%, 06/01/49	12	11,507
4.00%, 09/01/45	9	8,749
4.00%, 02/01/46	76	73,030
4.00%, 10/01/46	4	4,253
4.00%, 10/01/47	2	1,930
4.00%, 01/01/48	16	15,061
4.00%, 02/01/48	7	7,056
4.00%, 06/01/48	19	17,788
4.00%, 12/01/48	11	10,350
4.00%, 01/01/49	3	2,671
4.50%, 10/01/48	19	18,408
4.50%, 01/01/49	8	8,153
5.00%, 12/01/41	148	150,302
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32	400	350,787
Series K078, Class A2, 3.85%, 06/25/28	175	172,549
Series K-1512, Class A2, 2.99%, 05/25/31	70	64,515
Federal National Mortgage Association
3.00%, 02/01/47	23	20,902
3.50%, 11/01/51	241	222,759
4.00%, 02/01/47	22	21,050
4.00%, 02/01/57	18	17,135
Federal National Mortgage Association-ACES
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	280	269,236
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	213,321
Government National Mortgage Association
2.00%, 08/20/50	141	115,886
2.00%, 12/20/50	390	320,825
2.00%, 01/20/51	571	469,021
2.00%, 02/20/51	839	689,417
2.00%, 10/20/51	423	348,273
2.00%, 12/20/51	1,018	836,916
2.00%, 02/20/52	584	479,983
2.00%, 04/20/52	466	382,869
2.00%, 03/15/55(k)	1,650	1,355,001
2.50%, 12/20/46	32	27,762
2.50%, 01/20/47	15	13,363
2.50%, 08/20/50	124	106,352
2.50%, 09/20/50	187	159,001
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 01/20/51	$177	$151,972
2.50%, 05/20/51	273	234,198
2.50%, 07/20/51	795	681,823
2.50%, 08/20/51	522	447,519
2.50%, 11/20/51	853	731,940
2.50%, 12/20/51	271	232,372
2.50%, 02/20/52	592	507,639
2.50%, 03/20/55(k)	925	792,684
3.00%, 03/20/45	28	25,166
3.00%, 05/20/45	62	55,750
3.00%, 07/20/45	53	47,902
3.00%, 10/20/45	6	5,195
3.00%, 11/20/45	182	164,773
3.00%, 12/20/45	17	15,161
3.00%, 01/20/46	9	7,891
3.00%, 02/20/46	20	18,278
3.00%, 03/20/46	49	44,118
3.00%, 05/20/46	24	21,632
3.00%, 06/20/46	17	15,490
3.00%, 07/20/46	14	13,066
3.00%, 08/20/46	78	70,386
3.00%, 09/20/46	46	41,790
3.00%, 11/20/46	196	177,435
3.00%, 12/20/46	71	64,511
3.00%, 02/20/47	15	13,999
3.00%, 06/20/47	23	20,374
3.00%, 11/20/47	92	83,203
3.00%, 02/20/48	15	13,912
3.00%, 04/20/49	296	266,299
3.00%, 09/20/49	12	11,128
3.00%, 01/20/50	90	80,493
3.00%, 02/20/50	96	86,108
3.00%, 07/20/50	41	36,726
3.00%, 08/20/50	55	49,361
3.00%, 10/20/51	8	7,537
3.00%, 11/20/51	165	147,246
3.00%, 02/20/52	23	20,838
3.00%, 03/20/52	455	401,552
3.00%, 09/20/52	285	254,043
3.00%, 03/15/55(k)	1,000	889,609
3.50%, 09/20/42	177	166,622
3.50%, 10/20/42	7	6,924
3.50%, 12/20/42	73	68,609
3.50%, 04/20/43	53	49,801
3.50%, 06/20/45	10	9,216
3.50%, 11/20/45	34	31,866
3.50%, 12/20/45	3	3,076
3.50%, 03/20/46	38	35,605
3.50%, 04/20/46	18	16,570
3.50%, 06/20/46	62	57,898
3.50%, 12/20/46	16	14,985
3.50%, 01/20/47	4	3,990
3.50%, 02/20/47	11	9,945
3.50%, 03/20/47	5	4,492
3.50%, 09/20/47	15	13,810
3.50%, 11/20/47	24	22,193
3.50%, 02/20/48	14	12,859
3.50%, 04/20/48	45	42,070
3.50%, 05/20/48	34	31,810
3.50%, 08/20/48	30	27,531
3.50%, 09/20/48	3	2,888
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/49	$13	$11,938
3.50%, 03/20/49	161	149,801
3.50%, 09/20/49	33	30,966
3.50%, 12/20/49	19	17,329
3.50%, 03/20/50	599	555,286
3.50%, 05/20/50	41	37,763
3.50%, 02/20/52	598	551,048
3.50%, 03/15/55(k)	694	636,732
4.00%, 04/20/47	64	61,028
4.00%, 06/20/47	43	41,129
4.00%, 07/20/47	114	108,567
4.00%, 11/20/47	23	22,168
4.00%, 03/20/48	29	28,090
4.00%, 04/20/48	14	13,205
4.00%, 05/15/48	6	5,582
4.00%, 05/20/48	36	33,861
4.00%, 08/20/48	38	36,325
4.00%, 09/20/48	15	14,651
4.00%, 11/20/48	84	80,094
4.00%, 01/20/50	202	192,764
4.00%, 02/20/50	52	50,020
4.00%, 12/20/52	88	83,505
4.00%, 03/15/55(k)	1,125	1,060,087
4.50%, 07/20/41	39	39,050
4.50%, 10/20/46	35	34,697
4.50%, 06/20/47	4	3,740
4.50%, 04/20/48	9	9,050
4.50%, 06/20/48	4	4,287
4.50%, 08/20/48	35	34,228
4.50%, 10/20/48	67	66,063
4.50%, 12/20/48	12	12,222
4.50%, 03/20/49	127	124,443
4.50%, 06/20/49	61	59,736
4.50%, 07/20/49	16	15,889
4.50%, 08/20/49	4	3,735
4.50%, 07/20/52	587	569,404
4.50%, 08/20/52	148	143,394
4.50%, 03/15/55(k)	1,300	1,254,368
5.00%, 04/20/48	10	10,323
5.00%, 05/20/48	19	18,979
5.00%, 11/20/48	3	3,391
5.00%, 12/20/48	21	20,895
5.00%, 01/20/49	29	28,891
5.00%, 05/20/49	3	2,586
5.00%, 06/20/49	82	81,778
5.00%, 07/20/52	24	24,156
5.00%, 12/20/52	669	663,629
5.00%, 01/20/53	167	165,623
5.00%, 04/20/53	182	179,825
5.00%, 03/15/55(k)	1,375	1,357,761
5.50%, 12/20/52	107	107,619
5.50%, 01/20/53	330	332,130
5.50%, 03/20/53	215	216,226
5.50%, 04/20/53	90	90,372
5.50%, 06/20/53	23	22,672
5.50%, 07/20/53	8	8,442
5.50%, 09/20/53	600	604,187
5.50%, 03/15/55(k)	1,803	1,807,437
6.00%, 09/20/53	122	124,662
6.00%, 10/20/53	184	187,482
6.00%, 07/20/54	455	462,003
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 08/20/54	$398	$404,058
6.00%, 03/15/55(k)	1,650	1,672,271
6.50%, 07/20/54	17	17,625
6.50%, 08/20/54	25	25,008
6.50%, 02/20/55	7	7,169
6.50%, 03/15/55(k)	1,550	1,581,363
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	4	3,551
1.50%, 02/01/37	92	81,453
1.50%, 03/01/37	62	54,843
1.50%, 04/01/37	7	6,429
1.50%, 03/15/40(k)	300	263,428
1.50%, 11/01/50	167	127,649
1.50%, 01/01/51	382	291,530
1.50%, 07/01/51	124	94,833
1.50%, 11/01/51	163	124,435
2.00%, 12/01/35	27	24,369
2.00%, 02/01/36	149	135,877
2.00%, 03/01/36	16	14,119
2.00%, 05/01/36	104	94,465
2.00%, 08/01/36	17	15,214
2.00%, 09/01/36	82	74,009
2.00%, 11/01/36	18	16,305
2.00%, 01/01/37	18	16,191
2.00%, 02/01/37	157	141,803
2.00%, 04/01/37	51	46,136
2.00%, 03/18/40(k)	911	822,431
2.00%, 05/01/50	200	163,809
2.00%, 07/01/50	210	169,756
2.00%, 09/01/50	772	623,929
2.00%, 10/01/50	266	216,166
2.00%, 12/01/50	1,308	1,062,487
2.00%, 01/01/51	219	178,609
2.00%, 02/01/51	903	729,061
2.00%, 03/01/51	645	522,261
2.00%, 04/01/51	3,002	2,421,399
2.00%, 05/01/51	76	61,586
2.00%, 06/01/51	216	175,348
2.00%, 07/01/51	837	675,019
2.00%, 08/01/51	194	156,337
2.00%, 10/01/51	2,303	1,858,366
2.00%, 11/01/51	202	162,984
2.00%, 12/01/51	460	369,060
2.00%, 01/01/52	829	668,170
2.00%, 02/01/52	1,222	980,536
2.00%, 03/01/52	1,317	1,056,447
2.00%, 04/01/52	2,718	2,179,561
2.00%, 05/01/52	3,201	2,567,571
2.00%, 03/15/55(k)	3,125	2,499,394
2.50%, 04/01/32	18	17,324
2.50%, 07/01/35	22	20,900
2.50%, 10/01/35	48	44,922
2.50%, 05/01/36	27	25,536
2.50%, 07/01/36	73	67,602
2.50%, 03/15/40(k)	375	346,804
2.50%, 04/01/47	29	24,796
2.50%, 06/01/50	46	38,870
2.50%, 07/01/50	59	50,689
2.50%, 08/01/50	89	75,355
2.50%, 09/01/50	517	437,925
2.50%, 10/01/50	369	313,986
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 11/01/50	$1,089	$920,027
2.50%, 12/01/50	41	34,984
2.50%, 01/01/51	64	53,551
2.50%, 02/01/51	459	386,635
2.50%, 04/01/51	41	34,738
2.50%, 07/01/51	78	65,984
2.50%, 08/01/51	38	31,867
2.50%, 09/01/51	656	551,850
2.50%, 11/01/51	102	86,587
2.50%, 12/01/51	2,664	2,237,697
2.50%, 01/01/52	3,604	3,028,394
2.50%, 03/01/52	57	48,000
2.50%, 04/01/52	1,716	1,440,272
2.50%, 05/01/52	1,331	1,116,041
2.50%, 07/01/52	794	665,632
2.50%, 08/01/52	1,068	895,406
2.50%, 03/15/55(k)	3,475	2,904,078
3.00%, 03/01/30	23	21,807
3.00%, 01/01/31	17	16,455
3.00%, 02/01/31	5	4,688
3.00%, 02/01/32	5	5,088
3.00%, 06/01/32	5	4,734
3.00%, 11/01/32	6	5,965
3.00%, 12/01/32	5	4,627
3.00%, 01/01/33	5	4,605
3.00%, 02/01/33	6	5,453
3.00%, 09/01/34	41	38,762
3.00%, 12/01/34	36	34,559
3.00%, 04/01/35	215	204,980
3.00%, 03/15/40(k)	125	118,266
3.00%, 11/01/42	4	3,606
3.00%, 09/01/43	5	4,873
3.00%, 01/01/44	8	7,053
3.00%, 10/01/44	89	81,083
3.00%, 03/01/45	46	41,944
3.00%, 05/01/45	22	20,083
3.00%, 07/01/46	244	217,957
3.00%, 08/01/46	20	17,508
3.00%, 11/01/46	166	148,721
3.00%, 12/01/46	36	31,718
3.00%, 01/01/47	52	46,328
3.00%, 02/01/47	163	145,339
3.00%, 03/01/47	89	79,980
3.00%, 07/01/47	45	39,996
3.00%, 08/01/47	6	5,791
3.00%, 12/01/47	35	31,146
3.00%, 03/01/48	15	13,088
3.00%, 11/01/48	53	47,007
3.00%, 02/01/49	761	679,419
3.00%, 09/01/49	89	79,081
3.00%, 11/01/49	7	6,110
3.00%, 12/01/49	744	657,898
3.00%, 02/01/50	887	783,241
3.00%, 06/01/50	87	76,627
3.00%, 07/01/50	74	65,212
3.00%, 08/01/50	26	23,071
3.00%, 05/01/51	289	257,587
3.00%, 06/01/51	1,001	879,836
3.00%, 07/01/51	246	217,424
3.00%, 08/01/51	109	95,905
3.00%, 11/01/51	91	79,533
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/52	$750	$659,072
3.00%, 04/01/52	599	526,265
3.00%, 05/01/52	431	378,108
3.00%, 03/15/55(k)	2,150	1,872,684
3.50%, 03/01/33	7	6,337
3.50%, 04/01/33	8	8,278
3.50%, 05/01/33	6	5,730
3.50%, 02/01/34	16	15,556
3.50%, 07/01/34	4	3,601
3.50%, 08/01/34	6	5,709
3.50%, 03/15/40(k)	75	72,084
3.50%, 02/01/45	9	8,560
3.50%, 01/01/46	14	13,132
3.50%, 03/01/46	41	38,288
3.50%, 07/01/46	7	6,201
3.50%, 08/01/46	211	195,158
3.50%, 10/01/46	46	42,711
3.50%, 12/01/46	47	43,620
3.50%, 01/01/47	57	53,396
3.50%, 02/01/47	18	16,804
3.50%, 05/01/47	13	12,191
3.50%, 08/01/47	10	9,481
3.50%, 11/01/47	8	7,804
3.50%, 01/01/48	311	285,990
3.50%, 02/01/48	120	110,946
3.50%, 03/01/48	4	3,794
3.50%, 04/01/48	33	30,412
3.50%, 05/01/48	10	9,458
3.50%, 06/01/48	25	23,116
3.50%, 11/01/48	9	8,514
3.50%, 01/01/49	45	41,422
3.50%, 04/01/49	8	7,446
3.50%, 06/01/49	77	70,294
3.50%, 07/01/49	32	29,589
3.50%, 08/01/49	532	490,211
3.50%, 05/01/50	145	132,853
3.50%, 06/01/50	857	785,718
3.50%, 07/01/50	113	103,817
3.50%, 02/01/51	376	345,318
3.50%, 04/01/52	100	91,511
3.50%, 06/01/52	426	391,298
3.50%, 07/01/52	903	821,721
3.50%, 03/15/55(k)	1,775	1,609,947
4.00%, 07/01/32	1	1,271
4.00%, 05/01/33	4	3,804
4.00%, 06/01/33	4	3,648
4.00%, 07/01/33	2	2,264
4.00%, 12/01/33	2	1,692
4.00%, 08/01/37	4	3,648
4.00%, 09/01/37	6	5,912
4.00%, 11/01/37	7	7,013
4.00%, 02/01/38	3	3,169
4.00%, 06/01/38	4	4,103
4.00%, 11/01/38	2	1,597
4.00%, 12/01/39	55	53,074
4.00%, 03/15/40(k)	119	115,939
4.00%, 01/01/45	36	33,837
4.00%, 03/01/45	6	5,518
4.00%, 06/01/45	15	14,164
4.00%, 06/01/46	64	61,390
4.00%, 07/01/46	132	125,847
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/46	$7	$6,898
4.00%, 02/01/47	4	4,162
4.00%, 08/01/47	3	2,606
4.00%, 09/01/47	30	28,680
4.00%, 10/01/47	43	41,585
4.00%, 01/01/48	37	35,573
4.00%, 09/01/48	168	160,293
4.00%, 10/01/48	16	15,065
4.00%, 11/01/48	20	19,395
4.00%, 12/01/48	10	9,924
4.00%, 01/01/49	423	402,616
4.00%, 02/01/49	5	4,616
4.00%, 03/01/49	23	21,229
4.00%, 04/01/49	36	33,993
4.00%, 05/01/49	21	20,248
4.00%, 06/01/49	48	44,933
4.00%, 07/01/49	111	105,573
4.00%, 12/01/49	16	15,332
4.00%, 02/01/50	4	3,483
4.00%, 04/01/50	171	161,542
4.00%, 05/01/50	18	17,015
4.00%, 03/01/51	175	166,276
4.00%, 04/01/52	64	59,856
4.00%, 05/01/52	85	80,233
4.00%, 07/01/52	851	801,898
4.00%, 08/01/52	111	103,991
4.00%, 10/01/52	429	405,715
4.00%, 02/01/53	501	475,750
4.00%, 03/15/55(k)	1,821	1,706,956
4.50%, 01/01/44	86	85,578
4.50%, 02/01/46	13	13,250
4.50%, 04/01/47	6	5,792
4.50%, 10/01/47	14	12,996
4.50%, 03/01/48	9	9,109
4.50%, 06/01/48	8	7,781
4.50%, 07/01/48	2	1,781
4.50%, 08/01/48	22	21,245
4.50%, 10/01/48	27	27,152
4.50%, 11/01/48	35	34,263
4.50%, 12/01/48	45	43,557
4.50%, 01/01/49	16	15,813
4.50%, 02/01/49	47	45,574
4.50%, 04/01/49	63	62,038
4.50%, 05/01/49	23	21,959
4.50%, 09/01/50	176	171,935
4.50%, 06/01/52	186	179,338
4.50%, 08/01/52	106	102,117
4.50%, 09/01/52	533	514,394
4.50%, 10/01/52	253	244,773
4.50%, 11/01/52	157	151,278
4.50%, 12/01/52	742	720,175
4.50%, 08/01/53	143	138,772
4.50%, 03/15/55(k)	1,949	1,878,421
4.50%, 04/15/55(k)	150	144,340
5.00%, 03/01/48	4	3,803
5.00%, 04/01/48	12	11,918
5.00%, 05/01/48	8	8,183
5.00%, 07/01/48	10	9,682
5.00%, 01/01/49	7	7,396
5.00%, 04/01/49	12	12,393
5.00%, 08/01/52	41	41,019
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 09/01/52	$125	$123,790
5.00%, 10/01/52	83	83,015
5.00%, 11/01/52	148	146,416
5.00%, 12/01/52	124	123,536
5.00%, 01/01/53	81	79,750
5.00%, 03/01/53	64	63,881
5.00%, 06/01/53	184	183,170
5.00%, 03/01/54(k)	1,125	1,106,639
5.00%, 04/01/54	219	216,688
5.00%, 11/01/54	2,404	2,365,548
5.00%, 12/01/54	77	75,621
5.00%, 01/01/55	155	152,943
5.50%, 01/01/47	10	10,474
5.50%, 09/01/52	61	61,969
5.50%, 11/01/52	88	89,014
5.50%, 12/01/52	248	252,283
5.50%, 01/01/53	257	261,596
5.50%, 02/01/53	319	322,803
5.50%, 03/01/53	225	227,960
5.50%, 04/01/53	693	700,852
5.50%, 05/01/53	504	505,718
5.50%, 06/01/53	45	45,790
5.50%, 08/01/53	225	226,014
5.50%, 03/01/54	775	777,303
5.50%, 05/01/54	329	330,363
5.50%, 06/01/54	139	139,072
5.50%, 08/01/54	662	665,715
5.50%, 11/01/54	237	238,074
5.50%, 03/15/55(k)	1,050	1,051,309
6.00%, 02/01/49	22	23,485
6.00%, 01/01/53	59	60,950
6.00%, 06/01/53	34	34,412
6.00%, 07/01/53	180	182,967
6.00%, 08/01/53	675	694,220
6.00%, 09/01/53	276	283,391
6.00%, 11/01/53	250	255,462
6.00%, 12/01/53	80	81,553
6.00%, 02/01/54	49	49,764
6.00%, 05/01/54	728	743,843
6.00%, 08/01/54	1,019	1,037,978
6.00%, 09/01/54	474	483,175
6.00%, 02/01/55	255	259,752
6.00%, 03/15/55(k)	500	508,169
6.50%, 10/01/53	40	41,368
6.50%, 11/01/53	406	419,315
6.50%, 12/01/53	382	396,633
6.50%, 01/01/54	236	244,224
6.50%, 02/01/54	250	259,953
6.50%, 03/01/54	222	232,691
6.50%, 04/01/54	188	196,541
6.50%, 05/01/54	124	129,097
6.50%, 09/01/54	107	111,068
6.50%, 01/01/55	194	200,913
6.50%, 03/15/55(k)	975	1,004,341
		113,309,016
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	50	56,577
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Federal National Mortgage Association, 0.88%, 08/05/30	$50	$42,299
		98,876
U.S. Government Obligations — 21.7%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	168,188
0.63%, 08/15/30	500	416,797
0.88%, 11/15/30	700	587,781
1.25%, 08/15/31	3,280	2,754,944
1.38%, 11/15/31	2,500	2,102,734
1.50%, 02/15/30	1,000	887,188
1.63%, 05/15/31	1,770	1,533,677
1.88%, 02/15/32	2,070	1,791,520
2.75%, 08/15/32	1,490	1,359,392
2.88%, 05/15/32	2,320	2,141,287
3.38%, 05/15/33	1,300	1,230,328
3.50%, 01/31/30	1,500	1,465,313
3.50%, 04/30/30	1,000	975,078
3.50%, 02/15/33	1,700	1,626,688
3.63%, 03/31/30	400	392,563
3.63%, 09/30/31	550	535,219
3.75%, 05/31/30	1,135	1,119,571
3.75%, 06/30/30	1,126	1,110,430
3.75%, 12/31/30	600	590,250
3.75%, 08/31/31	300	294,164
3.88%, 08/15/33	1,695	1,660,570
3.88%, 08/15/34	1,930	1,882,353
4.00%, 02/28/30	590	589,816
4.00%, 07/31/30	450	449,051
4.00%, 01/31/31	500	498,242
4.00%, 02/15/34	2,000	1,972,812
4.13%, 08/31/30	500	501,719
4.13%, 03/31/31	400	401,031
4.13%, 07/31/31	750	751,582
4.13%, 10/31/31	300	300,469
4.13%, 11/30/31	650	650,914
4.13%, 11/15/32	1,310	1,310,409
4.25%, 02/28/31	500	504,727
4.25%, 06/30/31	500	504,531
4.25%, 11/15/34	2,283	2,291,918
4.38%, 11/30/30	1,440	1,462,950
4.38%, 05/15/34	3,700	3,752,031
4.50%, 12/31/31	330	337,838
4.50%, 11/15/33	1,830	1,873,748
4.63%, 09/30/30	100	102,820
4.63%, 04/30/31	1,456	1,499,111
4.63%, 05/31/31	900	926,648
4.88%, 10/31/30	100	104,094
5.38%, 02/15/31	300	319,992
6.25%, 05/15/30	300	330,586
		48,063,074
Total U.S. Government & Agency Obligations — 72.8% (Cost: $166,756,753)		161,470,966
Security	Shares	Value
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	17	$15
Total Common Stocks — 0.0% (Cost $0)		15
Total Long-Term Investments — 100.1% (Cost: $227,102,899)		222,001,382
Short-Term Securities
Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(l)(m)	28,443,290	28,457,512
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(l)(m)(n)	1,313,962	1,313,962
Total Short-Term Securities — 13.4% (Cost: $29,762,492)		29,771,474
Total Investments Before TBA Sales Commitments — 113.5% (Cost: $256,865,391)		251,772,856
	Par (000)
TBA Sales Commitments
Mortgage-Backed Securities — (1.3)%
Government National Mortgage Association, 2.00%, 03/15/55(k)	$(575)	(472,197)
Uniform Mortgage-Backed Securities
2.00%, 03/15/55(k)	(100)	(79,981)
2.50%, 03/15/55(k)	(1,200)	(1,002,847)
3.00%, 03/15/55(k)	(175)	(152,428)
4.50%, 03/15/55(k)	(1,050)	(1,011,976)
5.00%, 03/01/54(k)	(150)	(147,552)
Total TBA Sales Commitments — (1.3)% (Proceeds: $(2,815,392))		(2,866,981)
Total Investments, Net of TBA Sales Commitments — 112.2% (Cost: $254,049,999)		248,905,875
Liabilities in Excess of Other Assets — (12.2)%		(27,087,460)
Net Assets — 100.0%		$221,818,415

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Represents or includes a TBA transaction.
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2025
iShares® Core 5-10 Year USD Bond ETF

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,522,185	$13,933,737 (a)	$—	$(2,374)	$3,964	$28,457,512	28,443,290	$1,042,612	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,507,818	—	(1,193,856)(a)	—	—	1,313,962	1,313,962	17,028 (b)	—
				$(2,374)	$3,964	$29,771,474		$1,059,640	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$806,740	$—	$806,740
Corporate Bonds & Notes	—	50,327,927	—	50,327,927
Foreign Government Obligations	—	9,152,785	—	9,152,785
Municipal Debt Obligations	—	242,949	—	242,949
U.S. Government & Agency Obligations	—	161,470,966	—	161,470,966
Common Stocks	—	15	—	15
Short-Term Securities
Money Market Funds	29,771,474	—	—	29,771,474
Liabilities
Investments
TBA Sales Commitments	—	(2,866,981)	—	(2,866,981)
	$29,771,474	$219,134,401	$—	$248,905,875
See notes to financial statements.
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	$100	$111,147
Total Asset-Backed Securities — 0.0% (Cost: $109,513)		111,147
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	30	22,969
5.40%, 10/01/48	39	37,694
		60,663
Aerospace & Defense — 1.2%
Airbus SE, 3.95%, 04/10/47(a)	30	24,653
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	100	91,706
BAE Systems PLC
3.00%, 09/15/50(a)	50	33,464
5.80%, 10/11/41(a)	80	83,200
Boeing Co. (The)
3.38%, 06/15/46	75	50,824
3.50%, 03/01/39	45	34,547
3.55%, 03/01/38	55	43,109
3.63%, 03/01/48	35	24,402
3.65%, 03/01/47	30	21,087
3.75%, 02/01/50	190	134,635
3.83%, 03/01/59	70	46,756
3.85%, 11/01/48	35	25,115
3.90%, 05/01/49	125	90,122
3.95%, 08/01/59	115	79,714
5.71%, 05/01/40	330	323,543
5.81%, 05/01/50	605	584,383
5.88%, 02/15/40	65	64,488
5.93%, 05/01/60	370	352,467
6.63%, 02/15/38	50	53,679
6.86%, 05/01/54	175	192,409
6.88%, 03/15/39(b)	35	37,777
7.01%, 05/01/64	105	115,813
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	190,352
General Dynamics Corp.
2.85%, 06/01/41	15	10,982
3.60%, 11/15/42	41	33,366
4.25%, 04/01/40	115	102,802
4.25%, 04/01/50	110	92,931
General Electric Co.
4.50%, 03/11/44	50	44,864
5.88%, 01/14/38	60	63,933
6.88%, 01/10/39	65	75,666
Howmet Aerospace Inc., 5.95%, 02/01/37	90	95,378
L3Harris Technologies Inc.
4.85%, 04/27/35	60	57,957
5.05%, 04/27/45	40	37,558
5.50%, 08/15/54	70	69,069
5.60%, 07/31/53	95	94,612
6.15%, 12/15/40	45	47,859
Lockheed Martin Corp.
2.80%, 06/15/50	135	87,119
3.60%, 03/01/35	25	22,355
3.80%, 03/01/45	125	100,851
4.07%, 12/15/42	160	136,317
4.09%, 09/15/52	127	103,318
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 06/15/53	$120	$98,453
4.30%, 06/15/62	60	48,550
4.50%, 05/15/36	95	90,882
4.70%, 05/15/46	147	134,185
5.20%, 02/15/55	75	72,518
5.20%, 02/15/64	10	9,491
5.70%, 11/15/54	125	129,589
5.72%, 06/01/40	70	73,671
5.90%, 11/15/63	45	47,681
Series B, 6.15%, 09/01/36	50	54,940
Northrop Grumman Corp.
3.85%, 04/15/45	70	56,187
4.03%, 10/15/47	243	196,965
4.75%, 06/01/43	98	89,649
4.95%, 03/15/53	115	105,124
5.05%, 11/15/40	50	48,031
5.15%, 05/01/40	55	53,764
5.20%, 06/01/54	125	119,364
5.25%, 05/01/50	115	110,242
RTX Corp.
2.82%, 09/01/51	90	56,330
3.03%, 03/15/52	120	78,281
3.13%, 07/01/50	130	87,476
3.75%, 11/01/46	125	96,974
4.05%, 05/04/47	75	60,649
4.15%, 05/15/45	176	146,479
4.35%, 04/15/47	115	97,291
4.45%, 11/16/38	50	45,880
4.50%, 06/01/42	390	346,397
4.63%, 11/16/48	180	157,613
4.70%, 12/15/41	55	50,382
4.80%, 12/15/43	85	77,860
4.88%, 10/15/40	46	43,458
5.38%, 02/27/53	110	107,074
5.40%, 05/01/35	15	15,339
5.70%, 04/15/40	10	10,404
6.05%, 06/01/36	65	69,791
6.13%, 07/15/38	40	43,089
6.40%, 03/15/54	175	195,075
		7,300,310
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41	165	122,653
3.70%, 02/04/51	140	98,319
3.88%, 09/16/46	130	96,911
4.00%, 02/04/61	110	78,907
4.25%, 08/09/42	108	87,666
4.45%, 05/06/50	115	91,563
4.50%, 05/02/43	80	67,139
5.38%, 01/31/44	200	193,017
5.80%, 02/14/39	225	227,498
5.95%, 02/14/49	165	165,157
Archer-Daniels-Midland Co.
2.70%, 09/15/51	120	74,457
3.75%, 09/15/47	55	42,857
4.02%, 04/16/43	35	29,722
4.50%, 03/15/49	70	60,694
4.54%, 03/26/42	12	10,949
5.38%, 09/15/35	50	51,809
BAT Capital Corp.
4.39%, 08/15/37	265	234,690
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.54%, 08/15/47	$217	$177,032
4.76%, 09/06/49	115	96,243
5.28%, 04/02/50	50	45,091
5.65%, 03/16/52	70	66,136
7.08%, 08/02/43	85	94,143
7.08%, 08/02/53	120	135,392
Cargill Inc.
3.13%, 05/25/51(a)	90	62,133
3.88%, 05/23/49(a)	50	39,302
4.38%, 04/22/52(a)	65	55,339
4.76%, 11/23/45(a)	55	50,433
Philip Morris International Inc.
3.88%, 08/21/42	94	76,750
4.13%, 03/04/43	100	83,942
4.25%, 11/10/44	140	118,772
4.38%, 11/15/41	92	80,441
4.50%, 03/20/42	80	71,210
4.88%, 11/15/43	90	82,869
6.38%, 05/16/38	90	99,404
Reynolds American Inc.
5.70%, 08/15/35	80	81,306
5.85%, 08/15/45	255	248,048
6.15%, 09/15/43	70	70,983
7.25%, 06/15/37	56	62,912
		3,631,889
Airlines — 0.0%
British Airways Pass-Through Trust, Class A, 2.90%, 09/15/36(a)(b)	108	97,230
United Airlines Pass-Through Trust
5.80%, 07/15/37	91	92,854
Series AA, 5.45%, 08/15/38	5	4,978
		195,062
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	110	88,292
3.38%, 11/01/46	70	52,317
3.38%, 03/27/50	165	120,611
3.63%, 05/01/43	55	44,600
3.88%, 11/01/45	110	90,090
VF Corp., 6.45%, 11/01/37	35	35,026
		430,936
Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50	60	36,921
4.88%, 10/01/43	51	48,539
5.45%, 02/20/54	135	135,108
Ford Motor Co.
4.75%, 01/15/43	220	171,079
5.29%, 12/08/46	150	123,484
7.40%, 11/01/46	45	47,308
General Motors Co.
5.00%, 04/01/35	80	75,490
5.15%, 04/01/38	105	97,506
5.20%, 04/01/45	125	108,869
5.40%, 04/01/48	90	79,841
5.95%, 04/01/49	100	95,193
6.25%, 10/02/43	153	151,858
6.60%, 04/01/36	133	140,990
6.75%, 04/01/46	75	78,162
		1,390,348
Security	Par (000)	Value
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	$170	$104,370
4.40%, 10/01/46	20	15,605
5.40%, 03/15/49	50	44,682
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	100	73,776
BorgWarner Inc., 4.38%, 03/15/45	66	54,717
Lear Corp.
3.55%, 01/15/52	15	10,119
5.25%, 05/15/49(b)	85	75,155
		378,424
Banks — 3.5%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	559	400,343
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	155	98,815
2.97%, 07/21/52, (1-day SOFR + 1.560%)(c)	235	154,557
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	325	249,839
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	115	92,265
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	153	133,499
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	605	488,570
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	196	177,968
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	271	228,528
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	205	177,164
4.88%, 04/01/44	20	18,861
5.00%, 01/21/44	240	230,010
5.88%, 02/07/42	145	154,694
6.11%, 01/29/37	225	235,852
7.75%, 05/14/38	180	214,834
Series L, 4.75%, 04/21/45	60	53,894
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	150	109,103
Bank of America NA, 6.00%, 10/15/36	85	89,912
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	200	149,154
4.95%, 01/10/47	230	210,889
5.25%, 08/17/45	205	197,319
BNP Paribas SA, 2.82%, 01/26/41(a)	115	80,968
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(c)	150	107,466
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	120	102,726
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	95	79,768
4.65%, 07/30/45	132	117,725
4.65%, 07/23/48	250	219,470
4.75%, 05/18/46	210	184,605
5.30%, 05/06/44	105	100,268
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	187	183,672
5.85%, 03/04/56(c)	175	175,692
5.88%, 01/30/42	80	83,390
6.68%, 09/13/43	120	132,617
8.13%, 07/15/39	196	245,490
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	152,441
3.74%, 09/12/39(a)	200	165,349
3.90%, 07/12/47(a)	210	171,455
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA
5.25%, 05/24/41	$105	$105,122
5.25%, 08/04/45	250	243,881
5.75%, 12/01/43	35	35,962
Fifth Third Bancorp, 8.25%, 03/01/38	107	130,979
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	160	114,824
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	245	183,958
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	225	173,328
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	270	234,512
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	166	150,077
4.75%, 10/21/45	205	185,624
4.80%, 07/08/44	201	182,102
5.15%, 05/22/45	220	206,252
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	200	198,791
5.73%, 01/28/56(c)	380	387,728
6.25%, 02/01/41	236	253,635
6.45%, 05/01/36	100	106,634
6.75%, 10/01/37	518	567,155
HSBC Holdings PLC
5.25%, 03/14/44	205	194,802
6.10%, 01/14/42	150	161,915
6.33%, 03/09/44, (1-day SOFR + 2.650%)(c)	340	367,095
6.50%, 05/02/36	215	231,536
6.50%, 09/15/37	230	244,488
6.80%, 06/01/38	100	107,432
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	80	66,122
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(c)	95	107,921
7.80%, 11/28/53(a)	200	234,091
Series XR, 4.70%, 09/23/49(a)	20	15,684
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(c)	202	141,330
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	175	133,541
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	226	154,109
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	250	188,431
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	395	280,936
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	272	236,792
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	200	159,150
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	410	330,288
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	175	143,002
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	190	161,159
4.85%, 02/01/44	115	107,947
4.95%, 06/01/45	115	106,783
5.40%, 01/06/42	170	171,871
5.50%, 10/15/40	101	103,302
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	250	251,040
5.60%, 07/15/41	190	195,826
5.63%, 08/16/43	160	162,325
6.40%, 05/15/38	173	192,920
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37(d)	315	183,344
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(c)	$30	$21,818
4.34%, 01/09/48	205	164,508
5.30%, 12/01/45	200	187,764
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	172,880
4.15%, 03/07/39(b)	91	84,302
4.29%, 07/26/38(b)	80	74,802
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(c)	225	142,390
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	210	159,935
3.97%, 07/22/38(c)	225	196,153
4.30%, 01/27/45	285	244,499
4.38%, 01/22/47	260	223,560
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	162	150,419
5.52%, 11/19/55, (1-day SOFR + 1.710%)(c)	220	219,704
5.60%, 03/24/51, (1-day SOFR + 4.840%)(c)	226	228,343
6.38%, 07/24/42	217	239,421
Regions Financial Corp., 7.38%, 12/10/37	15	17,096
Societe Generale SA
3.63%, 03/01/41(a)	200	142,158
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(c)	105	77,599
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(c)	100	102,496
7.37%, 01/10/53(a)	100	104,586
Standard Chartered PLC
5.30%, 01/09/43(a)	5	4,711
5.70%, 03/26/44(a)	200	197,306
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	200	137,154
2.93%, 09/17/41	75	55,778
3.05%, 01/14/42	40	30,325
5.84%, 07/09/44	85	88,425
6.18%, 07/13/43	95	104,212
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(c)	200	149,563
4.88%, 05/15/45	235	214,456
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(a)(c)	200	195,872
Wachovia Corp., 5.50%, 08/01/35	115	117,273
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	385	291,625
3.90%, 05/01/45	230	184,373
4.40%, 06/14/46	220	183,455
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	350	304,185
4.65%, 11/04/44	215	186,992
4.75%, 12/07/46	245	213,214
4.90%, 11/17/45	213	190,435
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	510	469,318
5.38%, 11/02/43	211	202,908
5.61%, 01/15/44	260	256,780
5.95%, 12/01/86	75	77,022
Wells Fargo Bank NA, 6.60%, 01/15/38	250	277,809
Westpac Banking Corp.
2.96%, 11/16/40	100	74,308
3.13%, 11/18/41	55	40,780
4.42%, 07/24/39	110	100,499
		22,068,129
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	$563	$545,891
4.90%, 02/01/46	995	931,220
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	125	114,289
4.70%, 02/01/36	100	96,668
4.90%, 02/01/46	185	172,343
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38	190	176,094
4.44%, 10/06/48	216	187,411
4.50%, 06/01/50	20	17,984
4.60%, 04/15/48	6	4,971
4.75%, 04/15/58	95	84,807
4.95%, 01/15/42	200	190,832
5.45%, 01/23/39	225	230,326
5.55%, 01/23/49	440	447,628
5.80%, 01/23/59	205	215,647
5.88%, 06/15/35	70	75,236
8.00%, 11/15/39	5	6,352
8.20%, 01/15/39	145	185,849
Brown-Forman Corp.
4.00%, 04/15/38	75	66,223
4.50%, 07/15/45	62	54,485
Coca-Cola Co. (The)
2.50%, 06/01/40	131	95,067
2.50%, 03/15/51	155	94,951
2.60%, 06/01/50	180	113,346
2.75%, 06/01/60	55	33,630
2.88%, 05/05/41	85	63,955
3.00%, 03/05/51	230	156,623
4.20%, 03/25/50	105	90,208
5.20%, 01/14/55	100	98,465
5.30%, 05/13/54	105	104,799
5.40%, 05/13/64	120	119,547
Constellation Brands Inc.
3.75%, 05/01/50	65	48,046
4.10%, 02/15/48	70	55,493
4.50%, 05/09/47	60	50,635
5.25%, 11/15/48	50	46,675
Diageo Capital PLC
3.88%, 04/29/43	70	57,508
5.88%, 09/30/36	60	64,490
Diageo Investment Corp.
4.25%, 05/11/42	47	40,993
7.45%, 04/15/35	75	89,113
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	15	13,142
Heineken NV
4.00%, 10/01/42(a)	15	12,659
4.35%, 03/29/47(a)	90	77,320
Keurig Dr Pepper Inc.
3.35%, 03/15/51	55	38,140
3.80%, 05/01/50	90	68,779
4.42%, 12/15/46	35	29,687
4.50%, 11/15/45	70	60,597
4.50%, 04/15/52	130	110,623
5.09%, 05/25/48	50	46,566
Molson Coors Beverage Co.
4.20%, 07/15/46	199	163,648
5.00%, 05/01/42	105	98,452
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc.
2.63%, 10/21/41	$90	$64,244
2.75%, 10/21/51	85	54,460
2.88%, 10/15/49	35	23,471
3.38%, 07/29/49	77	56,877
3.45%, 10/06/46	120	91,674
3.50%, 03/19/40	30	24,925
3.60%, 08/13/42	15	12,148
3.63%, 03/19/50	109	83,494
3.88%, 03/19/60	35	27,107
4.00%, 03/05/42	75	64,501
4.00%, 05/02/47	75	62,250
4.20%, 07/18/52	65	54,432
4.25%, 10/22/44	5	4,396
4.45%, 04/14/46	55	49,325
4.65%, 02/15/53	45	40,539
4.88%, 11/01/40	50	48,802
5.25%, 07/17/54	75	74,371
5.50%, 01/15/40	15	15,590
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)	20	12,272
		6,812,291
Biotechnology — 0.8%
Amgen Inc.
2.77%, 09/01/53	122	74,176
2.80%, 08/15/41	140	101,526
3.00%, 01/15/52	195	128,873
3.15%, 02/21/40	220	170,018
3.38%, 02/21/50	230	165,088
4.20%, 02/22/52	115	92,363
4.40%, 05/01/45	255	219,353
4.40%, 02/22/62	125	101,249
4.56%, 06/15/48	165	142,513
4.66%, 06/15/51	365	318,328
4.88%, 03/01/53	110	98,633
4.95%, 10/01/41	71	66,470
5.15%, 11/15/41	81	77,426
5.60%, 03/02/43	185	186,388
5.65%, 06/15/42	55	55,751
5.65%, 03/02/53	395	396,729
5.75%, 03/02/63	315	315,688
6.38%, 06/01/37	57	62,774
6.40%, 02/01/39	50	54,454
Biogen Inc.
3.15%, 05/01/50	165	106,623
3.25%, 02/15/51	79	52,045
5.20%, 09/15/45	125	115,375
CSL Finance PLC
4.63%, 04/27/42(a)	25	22,679
4.75%, 04/27/52(a)	140	124,624
4.95%, 04/27/62(a)	50	45,006
5.42%, 04/03/54(a)	90	88,473
Gilead Sciences Inc.
2.60%, 10/01/40	50	36,132
2.80%, 10/01/50	180	115,414
4.00%, 09/01/36	100	90,672
4.15%, 03/01/47	200	167,165
4.50%, 02/01/45	205	181,636
4.60%, 09/01/35	120	116,241
4.75%, 03/01/46	230	210,158
4.80%, 04/01/44	195	180,233
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.10%, 06/15/35	$75	$75,721
5.50%, 11/15/54	75	75,686
5.55%, 10/15/53	115	116,734
5.60%, 11/15/64	75	75,748
5.65%, 12/01/41	115	118,280
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	100	60,630
Royalty Pharma PLC
3.30%, 09/02/40	95	71,662
3.35%, 09/02/51	90	59,581
3.55%, 09/02/50	120	83,054
5.90%, 09/02/54	25	24,722
		5,242,094
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/40	175	139,498
3.58%, 04/05/50	173	128,854
6.20%, 03/15/54	31	33,781
CRH America Finance Inc., 4.50%, 04/04/48(a)	85	73,039
CRH America Inc., 5.13%, 05/18/45(a)	125	118,954
Fortune Brands Innovations Inc., 4.50%, 03/25/52	50	40,528
Johnson Controls International PLC
4.50%, 02/15/47	90	77,588
4.63%, 07/02/44	30	26,832
4.95%, 07/02/64(e)	33	29,142
6.00%, 01/15/36	55	58,670
Lafarge SA, 7.13%, 07/15/36	65	73,361
Martin Marietta Materials Inc.
3.20%, 07/15/51	135	90,445
4.25%, 12/15/47	60	50,519
5.50%, 12/01/54	50	48,693
Masco Corp.
3.13%, 02/15/51	50	32,873
4.50%, 05/15/47	52	44,227
Owens Corning
4.30%, 07/15/47	103	85,045
4.40%, 01/30/48	50	41,880
5.95%, 06/15/54	55	56,679
7.00%, 12/01/36	30	34,202
Trane Technologies Financing Ltd.
4.50%, 03/21/49	10	8,754
4.65%, 11/01/44	15	13,675
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	70	59,279
5.75%, 06/15/43	70	72,428
Vulcan Materials Co.
4.50%, 06/15/47	65	56,185
4.70%, 03/01/48	75	66,875
5.70%, 12/01/54	35	35,191
		1,597,197
Chemicals — 0.8%
Air Products and Chemicals Inc.
2.70%, 05/15/40	75	55,318
2.80%, 05/15/50	120	77,521
Albemarle Corp.
5.45%, 12/01/44	50	45,873
5.65%, 06/01/52	35	30,264
Ashland Inc., 6.88%, 05/15/43	35	36,616
Braskem America Finance Co., 7.13%, 07/22/41(f)	200	174,350
Security	Par (000)	Value
Chemicals (continued)
CF Industries Inc.
4.95%, 06/01/43	$82	$73,694
5.38%, 03/15/44	70	66,033
Dow Chemical Co. (The)
3.60%, 11/15/50	120	84,481
4.38%, 11/15/42	107	89,811
4.63%, 10/01/44	45	38,925
4.80%, 05/15/49	100	85,026
5.25%, 11/15/41	90	84,953
5.55%, 11/30/48	55	52,477
5.60%, 02/15/54(b)	85	81,093
5.95%, 03/15/55	50	49,622
6.90%, 05/15/53	100	111,824
9.40%, 05/15/39	53	71,780
DuPont de Nemours Inc.
5.32%, 11/15/38	116	120,647
5.42%, 11/15/48	245	252,616
Eastman Chemical Co.
4.65%, 10/15/44	99	86,176
4.80%, 09/01/42	65	58,590
Ecolab Inc.
2.13%, 08/15/50	55	30,783
2.70%, 12/15/51	80	50,231
2.75%, 08/18/55	97	59,788
3.95%, 12/01/47	55	45,347
FMC Corp.
4.50%, 10/01/49	65	49,773
6.38%, 05/18/53	60	58,942
ICL Group Ltd., 6.38%, 05/31/38(a)(f)	80	79,871
International Flavors & Fragrances Inc.
3.27%, 11/15/40(a)	110	81,482
3.47%, 12/01/50(a)	105	70,958
4.38%, 06/01/47	75	60,744
5.00%, 09/26/48	85	74,115
Linde Inc./CT
2.00%, 08/10/50	20	10,940
3.55%, 11/07/42	65	52,585
LYB International Finance BV
4.88%, 03/15/44	98	86,453
5.25%, 07/15/43	70	64,661
LYB International Finance III LLC
3.38%, 10/01/40	95	71,419
3.63%, 04/01/51	100	69,582
3.80%, 10/01/60	60	41,439
4.20%, 10/15/49	120	92,603
4.20%, 05/01/50	115	88,371
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	86	69,965
Methanex Corp., 5.65%, 12/01/44	35	30,466
Mosaic Co. (The)
4.88%, 11/15/41	70	63,283
5.63%, 11/15/43	50	48,581
Nutrien Ltd.
3.95%, 05/13/50	30	23,161
4.13%, 03/15/35	60	54,602
4.90%, 06/01/43	65	59,644
5.00%, 04/01/49	25	22,882
5.25%, 01/15/45	55	52,150
5.63%, 12/01/40	41	41,317
5.80%, 03/27/53	120	121,667
5.88%, 12/01/36	60	62,559
6.13%, 01/15/41	25	26,298
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
OCP SA, 5.13%, 06/23/51(f)	$200	$155,985
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	170,468
RPM International Inc.
4.25%, 01/15/48	40	34,104
5.25%, 06/01/45	45	43,543
Sherwin-Williams Co. (The)
2.90%, 03/15/52	55	34,861
3.30%, 05/15/50	60	41,594
3.80%, 08/15/49	70	53,423
4.00%, 12/15/42	30	24,675
4.50%, 06/01/47	145	125,839
4.55%, 08/01/45	50	43,943
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(f)	200	136,170
Westlake Corp.
2.88%, 08/15/41	30	20,753
3.13%, 08/15/51	75	48,132
4.38%, 11/15/47	60	48,921
5.00%, 08/15/46	86	77,321
		4,804,084
Commercial Services — 0.7%
American University (The), Series 2019, 3.67%, 04/01/49	35	27,015
Brown University, Series A, 2.92%, 09/01/50	5	3,447
California Endowment (The), Series 2021, 2.50%, 04/01/51	60	37,047
California Institute of Technology
3.65%, 09/01/2119	10	6,669
4.32%, 08/01/45	80	71,615
4.70%, 11/01/2111	65	55,621
Case Western Reserve University, 5.41%, 06/01/2122	30	29,251
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	190,503
6.85%, 07/02/37(a)	200	219,829
Duke University
Series 2020, 2.68%, 10/01/44	95	69,991
Series 2020, 2.76%, 10/01/50(b)	50	33,409
Series 2020, 2.83%, 10/01/55	70	45,623
Emory University, Series 2020, 2.97%, 09/01/50	45	30,861
ERAC USA Finance LLC
4.20%, 11/01/46(a)	70	58,578
4.50%, 02/15/45(a)	70	61,598
5.40%, 05/01/53(a)	115	113,842
5.63%, 03/15/42(a)	35	35,697
7.00%, 10/15/37(a)	145	166,784
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	40	24,794
Series 2020, 2.82%, 06/01/70	50	29,340
George Washington University (The)
4.87%, 09/15/45	95	90,639
Series 2014, 4.30%, 09/15/44	75	66,680
Series 2018, 4.13%, 09/15/48	40	33,915
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	55	37,240
Series A, 5.22%	5	4,607
Series B, 4.32%, 04/01/49	71	61,463
Global Payments Inc.
4.15%, 08/15/49	100	77,012
5.95%, 08/15/52	30	30,040
Howard University, 5.21%, 10/01/52	20	17,898
Security	Par (000)	Value
Commercial Services (continued)
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	$60	$50,735
Series A, 2.81%, 01/01/60(b)	60	37,040
Leland Stanford Junior University (The)
2.41%, 06/01/50	30	18,689
3.65%, 05/01/48	125	99,908
Massachusetts Institute of Technology
3.07%, 04/01/52	50	35,218
3.89%, 07/01/2116	15	10,959
3.96%, 07/01/38	40	36,911
4.68%	30	26,346
5.60%	65	68,314
Series F, 2.99%, 07/01/50	80	56,070
Series G, 2.29%, 07/01/51(b)	55	32,755
Moody's Corp.
2.75%, 08/19/41	50	35,542
3.10%, 11/29/61	45	28,286
3.25%, 05/20/50	45	31,290
3.75%, 02/25/52	60	45,975
4.88%, 12/17/48	35	32,140
5.25%, 07/15/44	61	59,631
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	30	20,430
Northwestern University
4.64%, 12/01/44	100	94,653
Series 2017, 3.66%, 12/01/57	50	37,187
Series 2020, 2.64%, 12/01/50	50	31,435
PayPal Holdings Inc.
3.25%, 06/01/50	110	76,252
5.05%, 06/01/52	75	70,398
5.25%, 06/01/62	50	46,599
5.50%, 06/01/54	40	39,894
President and Fellows of Harvard College
2.52%, 10/15/50	70	44,382
3.15%, 07/15/46	55	41,263
3.30%, 07/15/56	55	39,405
3.75%, 11/15/52	5	4,005
4.88%, 10/15/40	80	79,666
Quanta Services Inc., 3.05%, 10/01/41	95	67,463
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	100	62,590
S&P Global Inc.
2.30%, 08/15/60	70	36,344
3.25%, 12/01/49	71	50,558
3.70%, 03/01/52	110	84,912
3.90%, 03/01/62	50	38,142
Thomas Jefferson University, 3.85%, 11/01/57	30	22,087
Trustees of Boston College, 3.13%, 07/01/52	45	32,003
Trustees of Boston University, Series CC, 4.06%, 10/01/48	85	74,025
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	5	4,844
Trustees of Princeton University (The)
5.70%, 03/01/39	80	86,711
Series 2020, 2.52%, 07/01/50	105	67,069
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	10	6,850
4.67%, 09/01/2112	10	8,754
Series 2020, 2.40%, 10/01/50	60	36,737
University of Chicago (The)
4.00%, 10/01/53	105	87,199
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Series 20B, 2.76%, 04/01/45	$20	$15,230
Series C, 2.55%, 04/01/50(b)	15	9,898
University of Miami, 4.06%, 04/01/52	5	4,130
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	90	70,321
Series 2017, 3.39%, 02/15/48	66	50,854
University of Southern California
2.81%, 10/01/50	50	33,391
3.03%, 10/01/39	115	93,770
5.25%, 10/01/2111	30	29,482
Series 2017, 3.84%, 10/01/47	105	87,203
Series 21A, 2.95%, 10/01/51	30	20,269
Verisk Analytics Inc.
3.63%, 05/15/50	50	36,579
5.50%, 06/15/45	30	29,354
Washington University (The)
3.52%, 04/15/54	35	26,525
4.35%	5	4,006
William Marsh Rice University, 3.57%, 05/15/45	105	85,157
Yale University, Series 2020, 2.40%, 04/15/50	93	57,582
		4,482,425
Computers — 0.9%
Apple Inc.
2.38%, 02/08/41	190	134,522
2.40%, 08/20/50	125	76,100
2.55%, 08/20/60	145	86,815
2.65%, 05/11/50	253	163,061
2.65%, 02/08/51	335	212,973
2.70%, 08/05/51	210	134,357
2.80%, 02/08/61	200	122,515
2.85%, 08/05/61	140	86,794
2.95%, 09/11/49	125	86,086
3.45%, 02/09/45	225	177,132
3.75%, 09/12/47	135	108,704
3.75%, 11/13/47	135	108,851
3.85%, 05/04/43	340	288,632
3.85%, 08/04/46	230	189,757
3.95%, 08/08/52	180	147,803
4.10%, 08/08/62	70	56,981
4.25%, 02/09/47	120	105,715
4.38%, 05/13/45	240	216,730
4.45%, 05/06/44	95	88,896
4.50%, 02/23/36(b)	140	139,547
4.65%, 02/23/46	260	243,175
4.85%, 05/10/53	155	151,195
Crane NXT Co.
4.20%, 03/15/48	40	25,597
6.55%, 11/15/36	22	22,297
Dell Inc., 6.50%, 04/15/38	35	37,556
Dell International LLC/EMC Corp.
3.38%, 12/15/41	105	79,391
3.45%, 12/15/51	80	55,599
8.10%, 07/15/36	79	95,301
8.35%, 07/15/46	70	90,571
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	120	116,994
6.20%, 10/15/35	108	115,572
6.35%, 10/15/45	160	169,089
HP Inc., 6.00%, 09/15/41(b)	135	138,453
Security	Par (000)	Value
Computers (continued)
IBM International Capital Pte Ltd.
5.25%, 02/05/44	$120	$115,778
5.30%, 02/05/54	170	161,607
International Business Machines Corp.
2.85%, 05/15/40	135	99,561
2.95%, 05/15/50	125	81,373
3.43%, 02/09/52	110	77,403
4.00%, 06/20/42	160	133,422
4.15%, 05/15/39	185	163,005
4.25%, 05/15/49	165	136,553
4.70%, 02/19/46	100	89,517
4.90%, 07/27/52	110	99,654
5.60%, 11/30/39	30	30,717
5.70%, 02/10/55	100	100,658
7.13%, 12/01/96	35	44,187
Kyndryl Holdings Inc., 4.10%, 10/15/41	60	48,063
		5,454,259
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47	45	35,990
4.00%, 08/15/45	60	51,500
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	75	49,603
4.15%, 03/15/47	55	44,435
4.38%, 06/15/45	55	46,142
5.15%, 05/15/53(b)	35	33,801
6.00%, 05/15/37	65	68,718
Haleon U.S. Capital LLC, 4.00%, 03/24/52	95	75,182
Kenvue Inc.
5.05%, 03/22/53	170	163,262
5.10%, 03/22/43	95	93,113
5.20%, 03/22/63	95	90,982
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	35	27,444
Procter & Gamble Co. (The)
3.50%, 10/25/47	45	35,956
3.55%, 03/25/40	50	42,669
3.60%, 03/25/50	85	66,199
5.55%, 03/05/37	110	118,101
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	90	56,942
		1,100,039
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46	40	32,304
4.20%, 05/15/47	55	46,486
4.60%, 06/15/45	115	105,334
		184,124
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	170	136,601
American Express Co., 4.05%, 12/03/42	97	83,127
Apollo Global Management Inc., 5.80%, 05/21/54	70	70,892
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	20	14,452
Ares Management Corp., 5.60%, 10/11/54	100	96,721
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	70	43,778
2.85%, 08/05/51(a)	75	46,956
3.20%, 01/30/52(a)	55	37,377
3.50%, 09/10/49(a)	75	53,965
4.00%, 10/02/47(a)	50	39,869
4.45%, 07/15/45(a)	45	38,756
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.00%, 06/15/44(a)	$55	$51,409
Blue Owl Finance LLC, 4.13%, 10/07/51	20	15,029
Brookfield Finance Inc.
3.50%, 03/30/51	50	35,485
3.63%, 02/15/52	70	50,623
4.70%, 09/20/47	133	117,851
5.97%, 03/04/54	95	98,143
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	110	77,294
CME Group Inc.
4.15%, 06/15/48	50	42,829
5.30%, 09/15/43	152	155,317
Franklin Resources Inc., 2.95%, 08/12/51	25	16,208
Intercontinental Exchange Inc.
2.65%, 09/15/40	145	105,003
3.00%, 06/15/50	172	114,347
3.00%, 09/15/60	165	101,342
4.25%, 09/21/48	135	114,557
4.95%, 06/15/52	170	157,320
5.20%, 06/15/62	120	114,365
Invesco Finance PLC, 5.38%, 11/30/43	80	77,575
Jefferies Financial Group Inc.
6.25%, 01/15/36	119	122,996
6.50%, 01/20/43	25	26,505
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	65	63,757
Legg Mason Inc., 5.63%, 01/15/44	100	100,080
Mastercard Inc.
2.95%, 03/15/51	60	40,390
3.65%, 06/01/49	95	73,840
3.80%, 11/21/46	60	48,832
3.85%, 03/26/50	160	128,564
3.95%, 02/26/48	45	37,193
Nasdaq Inc.
2.50%, 12/21/40	95	65,773
3.25%, 04/28/50	85	58,694
3.95%, 03/07/52	65	51,058
5.95%, 08/15/53	80	83,343
6.10%, 06/28/63	25	26,022
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)	65	56,200
Raymond James Financial Inc.
3.75%, 04/01/51	85	63,006
4.95%, 07/15/46	115	105,446
Visa Inc.
2.00%, 08/15/50	170	94,766
2.70%, 04/15/40	112	84,459
3.65%, 09/15/47	55	43,515
4.15%, 12/14/35	175	165,914
4.30%, 12/14/45	365	322,673
Voya Financial Inc.
4.80%, 06/15/46	45	39,420
5.70%, 07/15/43	50	49,624
Western Union Co. (The), 6.20%, 11/17/36(b)	30	30,652
		4,089,913
Electric — 5.9%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	158,890
6.50%, 10/27/36(a)	100	110,888
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(f)	145	120,946
AEP Texas Inc.
3.45%, 05/15/51	85	58,412
Security	Par (000)	Value
Electric (continued)
3.80%, 10/01/47	$65	$48,355
5.25%, 05/15/52	60	55,184
Series G, 4.15%, 05/01/49	30	23,308
Series H, 3.45%, 01/15/50	50	34,833
AEP Transmission Co. LLC
3.15%, 09/15/49	5	3,390
3.75%, 12/01/47	62	47,561
3.80%, 06/15/49	65	49,937
4.00%, 12/01/46	15	12,102
4.25%, 09/15/48	20	16,480
4.50%, 06/15/52	35	29,941
5.40%, 03/15/53	95	92,970
Series M, 3.65%, 04/01/50	100	74,768
Series N, 2.75%, 08/15/51	50	31,272
Alabama Power Co.
3.00%, 03/15/52	50	32,670
3.13%, 07/15/51	55	37,114
3.45%, 10/01/49	85	61,441
3.75%, 03/01/45	125	98,767
4.15%, 08/15/44	65	55,032
4.30%, 01/02/46	30	25,480
6.00%, 03/01/39	55	58,535
Series A, 4.30%, 07/15/48	77	64,751
Series B, 3.70%, 12/01/47	85	64,759
Alfa Desarrollo SpA, 4.55%, 09/27/51(f)	198	152,072
Ameren Illinois Co.
2.90%, 06/15/51	55	35,745
3.25%, 03/15/50	25	17,540
3.70%, 12/01/47	65	50,351
4.15%, 03/15/46	50	42,037
4.50%, 03/15/49	25	21,659
5.55%, 07/01/54	75	75,572
5.63%, 03/01/55	50	50,903
5.90%, 12/01/52	50	52,721
American Electric Power Co. Inc., 3.25%, 03/01/50	55	36,488
American Transmission Systems Inc., 5.00%, 09/01/44(a)	5	4,694
Appalachian Power Co.
4.40%, 05/15/44	65	54,426
4.45%, 06/01/45	30	24,985
7.00%, 04/01/38	46	51,149
Series Y, 4.50%, 03/01/49	65	53,315
Series Z, 3.70%, 05/01/50	90	64,483
Arizona Public Service Co.
2.65%, 09/15/50	25	15,035
3.35%, 05/15/50	75	52,113
3.50%, 12/01/49	35	24,545
3.75%, 05/15/46	50	38,127
4.20%, 08/15/48	45	36,343
4.25%, 03/01/49	35	28,310
4.35%, 11/15/45	30	25,039
4.50%, 04/01/42	56	48,645
5.05%, 09/01/41	30	27,947
Avista Corp.
4.00%, 04/01/52	30	22,896
4.35%, 06/01/48	5	4,243
Baltimore Gas & Electric Co.
2.90%, 06/15/50	25	16,056
3.20%, 09/15/49	25	16,948
3.50%, 08/15/46	25	18,568
3.75%, 08/15/47	65	50,046
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.25%, 09/15/48	$10	$8,204
4.55%, 06/01/52	75	64,136
5.40%, 06/01/53	105	102,114
5.65%, 06/01/54	50	50,199
6.35%, 10/01/36	45	48,998
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)	5	4,399
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	185	115,393
3.80%, 07/15/48	110	84,382
4.25%, 10/15/50	120	97,272
4.45%, 01/15/49	78	65,780
4.50%, 02/01/45	98	85,430
4.60%, 05/01/53	75	63,404
5.15%, 11/15/43	35	33,664
5.95%, 05/15/37	70	73,802
6.13%, 04/01/36	191	203,948
Black Hills Corp.
3.88%, 10/15/49	5	3,770
4.20%, 09/15/46	10	8,173
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	65	51,811
3.60%, 03/01/52	45	33,293
3.95%, 03/01/48	45	35,829
4.50%, 04/01/44	55	48,863
5.30%, 04/01/53	45	43,604
Series AC, 4.25%, 02/01/49	70	58,081
Series AD, 2.90%, 07/01/50	15	9,670
Series AF, 3.35%, 04/01/51	50	35,332
Series AJ, 4.85%, 10/01/52	45	40,634
CenterPoint Energy Inc., 3.70%, 09/01/49	35	25,804
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(f)	200	198,202
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	33	34,111
CMS Energy Corp., 4.88%, 03/01/44	50	45,499
Comision Federal de Electricidad, 4.68%, 02/09/51(f)	200	137,584
Commonwealth Edison Co.
3.00%, 03/01/50	80	52,703
3.65%, 06/15/46	110	84,187
3.70%, 03/01/45	35	27,396
4.00%, 03/01/48	130	103,852
4.00%, 03/01/49	70	55,416
4.35%, 11/15/45	60	51,259
4.70%, 01/15/44	55	49,873
5.30%, 02/01/53	20	19,278
5.90%, 03/15/36	60	63,366
6.45%, 01/15/38	40	44,344
Series 123, 3.75%, 08/15/47	95	73,648
Series 127, 3.20%, 11/15/49	45	30,741
Series 130, 3.13%, 03/15/51	50	33,373
Series 131, 2.75%, 09/01/51	65	40,527
Series 133, 3.85%, 03/15/52	60	45,870
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	95	76,618
4.30%, 04/15/44	80	69,229
5.25%, 01/15/53	65	63,143
Series A, 4.15%, 06/01/45	15	12,579
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	30	20,192
3.60%, 06/15/61	80	55,812
3.70%, 11/15/59	70	49,650
3.85%, 06/15/46	95	74,615
Security	Par (000)	Value
Electric (continued)
3.95%, 03/01/43	$115	$94,432
4.45%, 03/15/44	170	147,575
4.50%, 12/01/45	100	86,794
4.50%, 05/15/58	85	70,265
4.63%, 12/01/54	75	64,661
5.70%, 06/15/40	20	20,487
5.70%, 05/15/54	75	76,030
5.90%, 11/15/53	115	119,251
6.15%, 11/15/52	105	112,041
Series 06-A, 5.85%, 03/15/36	65	68,377
Series 07-A, 6.30%, 08/15/37	15	16,423
Series 08-B, 6.75%, 04/01/38	40	45,307
Series 12-A, 4.20%, 03/15/42	65	55,506
Series 2017, 3.88%, 06/15/47	80	62,255
Series 20B, 3.95%, 04/01/50	75	59,394
Series A, 4.13%, 05/15/49	100	79,916
Series C, 3.00%, 12/01/60	25	15,121
Series C, 4.00%, 11/15/57	40	30,272
Series C, 4.30%, 12/01/56	65	52,125
Series E, 4.65%, 12/01/48	105	91,976
Consorcio Transmantaro SA, 5.20%, 04/11/38(f)	200	187,549
Constellation Energy Generation LLC
5.60%, 06/15/42	90	88,080
5.75%, 10/01/41	45	44,713
5.75%, 03/15/54	90	88,537
6.25%, 10/01/39	103	108,856
6.50%, 10/01/53	95	102,327
Consumers Energy Co.
2.50%, 05/01/60	25	14,002
2.65%, 08/15/52	40	25,204
3.10%, 08/15/50	91	63,378
3.25%, 08/15/46	50	37,265
3.50%, 08/01/51	100	74,799
3.75%, 02/15/50	50	39,002
4.05%, 05/15/48	75	61,960
4.20%, 09/01/52	65	53,998
4.35%, 04/15/49	60	51,623
Dayton Power & Light Co. (The), 3.95%, 06/15/49	35	26,569
Dominion Energy Inc.
4.70%, 12/01/44	25	21,786
4.85%, 08/15/52	45	39,319
7.00%, 06/15/38	40	45,506
Series A, 4.60%, 03/15/49	65	54,580
Series B, 3.30%, 04/15/41	40	30,166
Series B, 5.95%, 06/15/35	95	100,015
Series C, 4.05%, 09/15/42	100	80,892
Series C, 4.90%, 08/01/41	75	68,363
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	65	58,776
5.10%, 06/01/65	35	31,457
5.45%, 02/01/41	35	34,959
6.05%, 01/15/38	66	70,911
6.25%, 10/15/53	60	65,751
DTE Electric Co.
2.95%, 03/01/50	95	63,824
3.70%, 03/15/45	65	51,370
3.70%, 06/01/46	5	3,928
3.75%, 08/15/47	55	43,046
3.95%, 03/01/49	75	60,458
4.30%, 07/01/44	70	60,600
5.40%, 04/01/53	25	25,048
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 4.00%, 04/01/43	$25	$20,932
Series A, 4.05%, 05/15/48	55	45,472
Series B, 3.25%, 04/01/51	65	45,961
Series B, 3.65%, 03/01/52	60	45,343
Duke Energy Carolinas LLC
3.20%, 08/15/49	95	65,246
3.45%, 04/15/51	70	50,233
3.55%, 03/15/52	45	32,618
3.70%, 12/01/47	70	53,596
3.75%, 06/01/45	75	59,135
3.88%, 03/15/46	80	63,935
3.95%, 03/15/48	38	30,048
4.00%, 09/30/42	60	49,853
4.25%, 12/15/41	70	60,668
5.30%, 02/15/40	80	80,004
5.35%, 01/15/53	90	87,622
5.40%, 01/15/54	43	42,145
6.00%, 01/15/38	60	64,049
6.05%, 04/15/38	40	43,036
6.10%, 06/01/37	50	53,274
Duke Energy Corp.
3.30%, 06/15/41	100	75,235
3.50%, 06/15/51	100	69,431
3.75%, 09/01/46	165	124,604
3.95%, 08/15/47	45	34,341
4.20%, 06/15/49	70	55,555
4.80%, 12/15/45	25	22,043
5.00%, 08/15/52	135	120,416
5.80%, 06/15/54	90	89,674
6.10%, 09/15/53	90	93,383
Duke Energy Florida LLC
3.00%, 12/15/51	60	39,156
3.40%, 10/01/46	45	33,100
3.85%, 11/15/42	50	40,569
4.20%, 07/15/48	30	24,774
5.65%, 04/01/40	30	31,124
5.95%, 11/15/52	45	46,570
6.20%, 11/15/53	90	96,960
6.35%, 09/15/37	65	70,909
6.40%, 06/15/38	100	110,593
Duke Energy Indiana LLC
2.75%, 04/01/50	50	31,575
3.75%, 05/15/46	90	69,134
5.40%, 04/01/53	65	62,706
6.12%, 10/15/35	35	37,627
6.35%, 08/15/38	50	54,781
6.45%, 04/01/39	30	33,104
Series YYY, 3.25%, 10/01/49	75	51,569
Duke Energy Ohio Inc.
4.30%, 02/01/49	50	41,096
5.55%, 03/15/54	15	14,792
5.65%, 04/01/53	55	55,087
Duke Energy Progress LLC
2.50%, 08/15/50	85	50,714
2.90%, 08/15/51	50	32,109
3.60%, 09/15/47	80	60,019
3.70%, 10/15/46	75	57,306
4.00%, 04/01/52	25	19,834
4.10%, 05/15/42	65	54,737
4.10%, 03/15/43	50	41,908
4.15%, 12/01/44	65	54,204
Security	Par (000)	Value
Electric (continued)
4.20%, 08/15/45	$89	$74,620
4.38%, 03/30/44	60	52,228
5.35%, 03/15/53	50	48,368
6.30%, 04/01/38	45	49,059
E.ON International Finance BV, 6.65%, 04/30/38(a)	60	65,308
El Paso Electric Co., 6.00%, 05/15/35	41	42,120
Electricite de France SA
4.75%, 10/13/35(a)	100	94,166
4.88%, 09/21/38(a)	120	110,105
4.88%, 01/22/44(a)	125	110,744
4.95%, 10/13/45(a)	190	169,002
5.00%, 09/21/48(a)	90	79,995
5.25%, 10/13/55(a)	25	22,039
5.60%, 01/27/40(a)	130	129,705
6.00%, 04/22/64(a)	20	19,071
6.00%, 01/22/2114(a)	95	91,313
6.38%, 01/13/55(a)	105	107,620
6.90%, 05/23/53(a)	130	142,692
6.95%, 01/26/39(a)	345	385,078
Emera U.S. Finance LP, 4.75%, 06/15/46	90	76,766
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(f)	200	147,573
Enel Finance America LLC, 2.88%, 07/12/41(a)	200	139,818
Enel Finance International NV
4.75%, 05/25/47(a)	85	73,752
5.50%, 06/15/52(a)	195	185,167
6.00%, 10/07/39(a)	30	30,873
6.80%, 09/15/37(a)	100	110,568
7.75%, 10/14/52(a)	75	91,150
Entergy Arkansas LLC
2.65%, 06/15/51	55	33,305
3.35%, 06/15/52	45	31,152
4.20%, 04/01/49	70	57,053
5.75%, 06/01/54	35	35,637
Entergy Corp., 3.75%, 06/15/50	80	58,475
Entergy Louisiana LLC
2.90%, 03/15/51	65	41,379
3.10%, 06/15/41	65	48,242
4.20%, 09/01/48	95	77,164
4.20%, 04/01/50	75	60,712
4.75%, 09/15/52	70	62,302
4.95%, 01/15/45	85	77,344
5.70%, 03/15/54	70	70,679
5.80%, 03/15/55	25	25,491
Entergy Mississippi LLC
3.50%, 06/01/51	25	17,901
3.85%, 06/01/49	39	29,995
5.85%, 06/01/54	30	30,795
Entergy Texas Inc.
3.55%, 09/30/49	45	32,615
4.50%, 03/30/39	35	32,089
5.00%, 09/15/52	45	40,967
5.55%, 09/15/54	35	34,445
5.80%, 09/01/53	25	25,590
Evergy Kansas Central Inc.
3.25%, 09/01/49	40	27,554
3.45%, 04/15/50	10	7,126
4.10%, 04/01/43	45	37,598
4.13%, 03/01/42	61	51,839
4.25%, 12/01/45	45	37,705
5.70%, 03/15/53	50	50,782
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Evergy Metro Inc.
4.20%, 06/15/47	$40	$32,834
4.20%, 03/15/48	25	20,370
5.30%, 10/01/41	50	48,872
Series 2019, 4.13%, 04/01/49	45	36,164
Eversource Energy, 3.45%, 01/15/50	85	60,033
Exelon Corp.
4.10%, 03/15/52	90	69,960
4.45%, 04/15/46	110	92,328
4.70%, 04/15/50	110	94,084
4.95%, 06/15/35	30	28,923
5.10%, 06/15/45	50	46,029
5.60%, 03/15/53	120	117,206
5.63%, 06/15/35	45	45,901
5.88%, 03/15/55	75	75,767
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(f)	199	199,218
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	115	79,248
Series C, 4.85%, 07/15/47	80	69,968
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	65	56,299
5.45%, 07/15/44(a)	50	49,126
Florida Power & Light Co.
2.88%, 12/04/51	65	42,048
3.15%, 10/01/49	50	34,621
3.70%, 12/01/47	50	38,869
3.80%, 12/15/42	45	36,819
3.95%, 03/01/48	120	96,573
3.99%, 03/01/49	45	36,333
4.05%, 06/01/42	60	50,904
4.05%, 10/01/44	85	71,256
4.13%, 02/01/42	55	47,131
4.13%, 06/01/48	70	57,783
4.95%, 06/01/35	25	24,894
5.25%, 02/01/41	75	74,337
5.30%, 04/01/53	95	93,047
5.60%, 06/15/54	85	86,979
5.65%, 02/01/37	55	57,660
5.69%, 03/01/40	70	73,178
5.70%, 03/15/55	60	62,162
5.80%, 03/15/65	25	25,958
5.95%, 02/01/38	75	80,347
5.96%, 04/01/39	85	91,169
Georgia Power Co.
4.30%, 03/15/42	135	117,072
4.30%, 03/15/43	65	56,104
5.13%, 05/15/52	40	37,734
Series 10-C, 4.75%, 09/01/40	75	70,204
Series A, 3.25%, 03/15/51	55	38,051
Series B, 3.70%, 01/30/50	55	41,560
Great River Energy
6.25%, 07/01/38(a)	79	81,600
7.23%, 07/01/38(a)(b)	57	61,834
Iberdrola International BV, 6.75%, 07/15/36	55	62,032
Idaho Power Co.
5.50%, 03/15/53	40	39,569
5.80%, 04/01/54	35	36,088
Series K, 4.20%, 03/01/48	5	4,124
Indiana Michigan Power Co.
4.25%, 08/15/48	35	28,557
Security	Par (000)	Value
Electric (continued)
5.63%, 04/01/53	$85	$84,774
Series K, 4.55%, 03/15/46	71	61,521
Series L, 3.75%, 07/01/47	15	11,396
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	16	12,914
5.70%, 04/01/54(a)	65	65,914
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51(f)	200	144,873
Interstate Power & Light Co.
3.50%, 09/30/49	25	18,149
3.70%, 09/15/46	35	26,749
6.25%, 07/15/39	35	37,856
Interstate Power and Light Co., 5.45%, 09/30/54	30	29,312
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,441
Kentucky Utilities Co.
3.30%, 06/01/50	65	45,102
4.38%, 10/01/45	90	76,921
5.13%, 11/01/40	115	111,793
Louisville Gas & Electric Co., 4.25%, 04/01/49	75	61,297
Massachusetts Electric Co.
4.00%, 08/15/46(a)	5	3,986
5.87%, 02/26/54(a)	45	46,140
5.90%, 11/15/39(a)	85	87,924
MidAmerican Energy Co.
2.70%, 08/01/52	95	58,688
3.15%, 04/15/50	80	54,780
3.65%, 08/01/48	70	53,395
3.95%, 08/01/47	25	20,027
4.25%, 05/01/46	5	4,228
4.25%, 07/15/49	110	91,485
4.40%, 10/15/44	45	39,511
4.80%, 09/15/43	25	23,175
5.30%, 02/01/55	20	19,351
5.75%, 11/01/35	55	58,458
5.80%, 10/15/36	30	31,583
5.85%, 09/15/54	100	104,471
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	191,077
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	51,400
Series B, 3.10%, 07/30/51	50	33,753
Monongahela Power Co., 5.40%, 12/15/43(a)	70	68,250
National Grid USA, 5.80%, 04/01/35	70	71,916
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	30	25,031
4.40%, 11/01/48	15	12,647
Nevada Power Co.
6.00%, 03/15/54	70	73,238
Series EE, 3.13%, 08/01/50	20	13,225
Series R, 6.75%, 07/01/37	50	56,083
New England Power Co.
2.81%, 10/06/50(a)	60	37,583
3.80%, 12/05/47(a)	74	57,233
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)	5	3,407
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	125	79,594
5.11%, 09/29/57(a)	30	26,957
5.25%, 02/28/53	135	126,573
5.55%, 03/15/54	75	72,995
5.90%, 03/15/55	90	91,757
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series ., 6.50%, 08/15/55(c)	$50	$50,653
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	70	45,362
4.12%, 11/28/42(a)	25	20,799
5.66%, 01/17/54(a)	95	93,990
5.78%, 09/16/52(a)	60	60,473
Northern States Power Co./MN
2.60%, 06/01/51	63	38,266
2.90%, 03/01/50	70	45,979
3.20%, 04/01/52	55	37,626
3.40%, 08/15/42	76	59,163
3.60%, 05/15/46	70	53,749
3.60%, 09/15/47	120	91,762
4.00%, 08/15/45	25	20,600
4.13%, 05/15/44	60	50,784
4.50%, 06/01/52	60	51,624
5.10%, 05/15/53	100	94,998
5.35%, 11/01/39	50	50,804
5.40%, 03/15/54	90	89,121
Northern States Power Co./WI, 5.65%, 06/15/54	30	30,846
NSTAR Electric Co.
3.10%, 06/01/51	45	30,422
4.40%, 03/01/44	50	43,229
4.55%, 06/01/52	60	51,626
4.95%, 09/15/52	40	36,981
5.50%, 03/15/40	20	20,122
Oglethorpe Power Corp.
3.75%, 08/01/50	25	18,069
4.50%, 04/01/47	50	42,290
5.05%, 10/01/48	65	58,841
5.38%, 11/01/40	55	53,890
5.80%, 06/01/54(a)	45	45,351
5.95%, 11/01/39	47	48,739
6.20%, 12/01/53	50	52,554
Ohio Edison Co., 6.88%, 07/15/36	40	45,053
Ohio Power Co.
4.00%, 06/01/49	30	23,168
4.15%, 04/01/48	70	55,944
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	20	15,560
4.15%, 04/01/47	15	12,184
5.60%, 04/01/53	65	65,055
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	70	42,356
3.10%, 09/15/49	90	60,467
3.70%, 05/15/50	60	44,586
3.75%, 04/01/45	80	62,822
3.80%, 09/30/47	50	38,778
3.80%, 06/01/49	65	49,675
4.10%, 11/15/48	70	56,398
4.55%, 12/01/41	70	63,004
4.60%, 06/01/52	55	47,334
4.95%, 09/15/52	85	77,215
5.25%, 09/30/40	30	29,550
5.30%, 06/01/42	45	44,238
5.35%, 10/01/52(b)	15	14,421
5.55%, 06/15/54	85	84,253
7.50%, 09/01/38	35	41,739
Pacific Gas and Electric Co.
3.30%, 08/01/40	145	108,409
3.50%, 08/01/50	240	164,965
Security	Par (000)	Value
Electric (continued)
3.75%, 08/15/42	$45	$34,356
3.95%, 12/01/47	110	82,523
4.00%, 12/01/46	20	15,161
4.20%, 06/01/41	70	56,832
4.25%, 03/15/46	15	11,879
4.30%, 03/15/45	95	75,765
4.45%, 04/15/42	40	33,551
4.50%, 07/01/40	190	164,595
4.60%, 06/15/43	25	21,160
4.75%, 02/15/44	95	81,204
4.95%, 07/01/50	355	305,768
5.25%, 03/01/52	75	67,108
6.15%, 03/01/55	100	101,344
6.70%, 04/01/53	65	70,065
6.75%, 01/15/53	170	183,345
PacifiCorp
2.90%, 06/15/52	70	42,618
3.30%, 03/15/51	90	60,040
4.10%, 02/01/42	90	73,931
4.13%, 01/15/49	95	74,866
4.15%, 02/15/50	90	70,688
5.35%, 12/01/53	130	121,243
5.50%, 05/15/54	125	118,986
5.75%, 04/01/37	85	86,442
5.80%, 01/15/55	155	153,852
6.00%, 01/15/39	70	72,450
6.10%, 08/01/36	35	36,843
6.25%, 10/15/37	85	89,712
6.35%, 07/15/38	35	36,953
PECO Energy Co.
2.80%, 06/15/50	35	22,467
2.85%, 09/15/51	105	67,192
3.00%, 09/15/49	35	23,655
3.70%, 09/15/47	75	57,875
3.90%, 03/01/48	100	79,109
4.15%, 10/01/44	50	42,290
4.38%, 08/15/52	10	8,461
4.60%, 05/15/52	40	35,004
5.25%, 09/15/54	10	9,658
5.95%, 10/01/36	45	48,537
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(f)	200	169,633
5.25%, 10/24/42(f)	200	183,349
6.15%, 05/21/48(f)	200	201,730
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	450	452,154
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	648	622,185
Potomac Electric Power Co.
4.15%, 03/15/43	70	59,486
5.50%, 03/15/54	30	29,931
6.50%, 11/15/37	60	67,176
PPL Electric Utilities Corp.
3.00%, 10/01/49	25	16,924
3.95%, 06/01/47	25	20,445
4.13%, 06/15/44	40	34,126
4.15%, 10/01/45	40	34,058
4.15%, 06/15/48	25	20,926
4.75%, 07/15/43	50	46,454
5.25%, 05/15/53	115	112,713
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.25%, 05/15/39	$10	$11,153
Progress Energy Inc., 6.00%, 12/01/39	75	77,691
Public Service Co. of Colorado
3.60%, 09/15/42	35	27,439
4.05%, 09/15/49	45	35,631
4.10%, 06/15/48	35	27,945
4.30%, 03/15/44	50	42,424
4.50%, 06/01/52	50	42,497
5.25%, 04/01/53	95	89,634
5.75%, 05/15/54	60	61,040
6.50%, 08/01/38	25	27,514
Series 17, 6.25%, 09/01/37	46	50,011
Series 34, 3.20%, 03/01/50	65	44,155
Series 36, 2.70%, 01/15/51	50	30,745
Public Service Co. of New Hampshire
3.60%, 07/01/49	40	30,021
5.15%, 01/15/53	35	33,385
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	10	6,610
Public Service Electric & Gas Co.
2.05%, 08/01/50	35	18,846
2.70%, 05/01/50	25	15,818
3.00%, 03/01/51	40	26,617
3.15%, 01/01/50	25	17,308
3.20%, 08/01/49	45	31,454
3.60%, 12/01/47	80	60,903
3.80%, 03/01/46	95	75,775
3.85%, 05/01/49	50	39,749
3.95%, 05/01/42	75	62,893
5.13%, 03/15/53	75	71,471
5.30%, 08/01/54	50	48,494
5.45%, 08/01/53	50	49,867
5.45%, 03/01/54	65	64,605
5.50%, 03/01/40	15	15,323
5.80%, 05/01/37	30	31,784
Puget Sound Energy Inc.
2.89%, 09/15/51	50	31,410
3.25%, 09/15/49	45	31,058
4.22%, 06/15/48	53	43,606
4.30%, 05/20/45	30	24,991
5.45%, 06/01/53	25	24,533
5.64%, 04/15/41	41	41,201
5.69%, 06/15/54	50	50,557
5.76%, 10/01/39	35	36,269
5.80%, 03/15/40	35	35,953
6.27%, 03/15/37	40	43,299
San Diego Gas & Electric Co.
3.70%, 03/15/52	40	29,446
4.15%, 05/15/48	45	36,580
4.50%, 08/15/40	60	54,265
5.35%, 04/01/53	85	81,050
5.55%, 04/15/54	65	64,186
6.00%, 06/01/39	35	36,706
Series RRR, 3.75%, 06/01/47	65	49,743
Series TTT, 4.10%, 06/15/49	45	35,740
Series UUU, 3.32%, 04/15/50	45	31,407
Series WWW, 2.95%, 08/15/51	75	48,220
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	189,877
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	200,436
Security	Par (000)	Value
Electric (continued)
Sempra
3.80%, 02/01/38	$120	$99,209
4.00%, 02/01/48	100	75,138
6.00%, 10/15/39	70	71,300
Sierra Pacific Power Co., 5.90%, 03/15/54	65	67,080
Southern California Edison Co.
3.45%, 02/01/52	65	43,837
3.65%, 02/01/50	165	116,979
4.00%, 04/01/47	195	148,723
4.05%, 03/15/42	61	48,829
4.50%, 09/01/40	75	65,089
4.65%, 10/01/43	115	98,313
5.50%, 03/15/40	60	57,512
5.70%, 03/01/53	70	66,916
5.75%, 04/15/54	40	38,469
5.88%, 12/01/53	90	88,139
5.90%, 03/01/55(b)	30	29,754
6.05%, 03/15/39	60	60,940
Series 04-G, 5.75%, 04/01/35	5	5,056
Series 05-E, 5.35%, 07/15/35	60	59,219
Series 06-E, 5.55%, 01/15/37	30	29,380
Series 08-A, 5.95%, 02/01/38	71	72,046
Series 13-A, 3.90%, 03/15/43	40	31,116
Series 20A, 2.95%, 02/01/51	90	55,870
Series B, 4.88%, 03/01/49	70	59,981
Series C, 3.60%, 02/01/45	70	51,300
Series C, 4.13%, 03/01/48	75	57,565
Series E, 5.45%, 06/01/52	25	23,131
Series H, 3.65%, 06/01/51	30	21,122
Southern Co. (The)
4.25%, 07/01/36	55	50,139
4.40%, 07/01/46	230	193,381
4.85%, 03/15/35	50	48,435
Southern Power Co.
5.15%, 09/15/41	80	76,595
5.25%, 07/15/43	40	37,782
Series F, 4.95%, 12/15/46	55	49,308
Southwestern Electric Power Co.
3.25%, 11/01/51	70	46,392
6.20%, 03/15/40	30	32,026
Series J, 3.90%, 04/01/45	60	46,368
Series L, 3.85%, 02/01/48	35	26,119
Southwestern Public Service Co.
3.40%, 08/15/46	50	35,977
3.70%, 08/15/47	35	26,066
3.75%, 06/15/49	40	29,884
4.50%, 08/15/41	60	52,995
6.00%, 06/01/54	50	51,719
Series 6, 4.40%, 11/15/48	40	33,094
Series 8, 3.15%, 05/01/50	90	59,892
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	202,975
Tampa Electric Co.
3.45%, 03/15/51	39	27,683
3.63%, 06/15/50	25	18,490
4.10%, 06/15/42	30	25,229
4.30%, 06/15/48	33	27,273
4.35%, 05/15/44	29	24,900
4.45%, 06/15/49	15	12,837
5.00%, 07/15/52	30	27,695
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(f)	$173	$162,580
Toledo Edison Co. (The), 6.15%, 05/15/37	26	28,001
TransAlta Corp., 6.50%, 03/15/40	35	33,912
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	15	15,148
Tucson Electric Power Co.
3.25%, 05/01/51	30	20,419
4.00%, 06/15/50	20	15,653
4.85%, 12/01/48	25	22,290
5.50%, 04/15/53	30	29,475
5.90%, 04/15/55	50	51,168
Union Electric Co.
2.63%, 03/15/51	75	45,946
3.25%, 10/01/49	40	28,132
3.65%, 04/15/45	65	50,637
3.90%, 09/15/42	50	41,195
3.90%, 04/01/52	35	27,351
4.00%, 04/01/48	60	47,939
5.13%, 03/15/55	45	42,261
5.25%, 01/15/54	50	47,805
5.30%, 08/01/37	35	35,648
5.45%, 03/15/53	60	58,957
8.45%, 03/15/39	26	33,478
Virginia Electric & Power Co.
2.45%, 12/15/50	65	37,439
2.95%, 11/15/51	110	69,959
3.30%, 12/01/49	75	52,200
4.00%, 01/15/43	70	57,667
4.45%, 02/15/44	80	69,558
4.60%, 12/01/48	25	21,776
5.35%, 01/15/54	70	66,809
5.45%, 04/01/53	95	92,439
5.70%, 08/15/53	50	50,203
6.35%, 11/30/37	10	10,900
8.88%, 11/15/38	55	72,847
Series A, 6.00%, 05/15/37	55	58,204
Series B, 3.80%, 09/15/47	84	64,883
Series B, 4.20%, 05/15/45	35	29,161
Series B, 6.00%, 01/15/36	55	58,149
Series C, 4.00%, 11/15/46	75	60,250
Series C, 4.63%, 05/15/52	200	172,464
Series D, 4.65%, 08/15/43	85	76,552
Wisconsin Electric Power Co.
4.30%, 10/15/48(b)	10	8,531
5.05%, 10/01/54	10	9,326
5.70%, 12/01/36	35	36,974
Wisconsin Power and Light Co.
3.65%, 04/01/50	25	18,592
6.38%, 08/15/37	40	43,770
Wisconsin Public Service Corp.
2.85%, 12/01/51	40	25,629
3.30%, 09/01/49	45	31,937
3.67%, 12/01/42	20	16,041
4.75%, 11/01/44	40	36,593
Xcel Energy Inc.
3.50%, 12/01/49	70	49,296
6.50%, 07/01/36	35	37,798
		36,893,522
Security	Par (000)	Value
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50	$85	$55,173
2.80%, 12/21/51	70	44,884
5.25%, 11/15/39	40	41,051
		141,108
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46	95	79,528
Honeywell International Inc.
2.80%, 06/01/50	110	71,467
3.81%, 11/21/47	110	86,430
5.00%, 03/01/35	100	99,853
5.25%, 03/01/54	105	101,193
5.35%, 03/01/64	50	48,518
5.38%, 03/01/41	75	75,939
5.70%, 03/15/36	65	69,156
5.70%, 03/15/37	46	48,495
Tyco Electronics Group SA, 7.13%, 10/01/37	60	70,107
		750,686
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	64	62,163
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41(f)	200	152,705
Cellnex Finance Co. SA, 3.88%, 07/07/41(a)	40	31,552
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)	30	20,698
Mexico City Airport Trust, 5.50%, 07/31/47(f)	200	163,677
		368,632
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42	420	347,779
5.14%, 03/15/52	725	560,465
5.39%, 03/15/62	285	217,530
		1,125,774
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	4,130
Republic Services Inc.
3.05%, 03/01/50	55	38,241
5.70%, 05/15/41	45	46,236
6.20%, 03/01/40	50	54,560
Waste Connections Inc.
2.95%, 01/15/52	110	71,290
3.05%, 04/01/50	55	37,394
Waste Management Inc.
2.50%, 11/15/50	55	33,261
2.95%, 06/01/41	30	22,631
4.10%, 03/01/45	75	63,972
4.15%, 07/15/49	95	79,837
5.35%, 10/15/54	130	128,999
		580,551
Food — 0.9%
Conagra Brands Inc.
5.30%, 11/01/38	128	123,101
5.40%, 11/01/48	115	107,046
General Mills Inc.
3.00%, 02/01/51	75	49,243
4.15%, 02/15/43	20	16,820
4.70%, 04/17/48	65	57,579
5.40%, 06/15/40	45	44,749
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Grupo Bimbo SAB de CV
4.00%, 09/06/49(f)	$200	$154,497
4.70%, 11/10/47(f)	200	172,156
Hershey Co. (The)
2.65%, 06/01/50	60	37,568
3.13%, 11/15/49	61	42,434
3.38%, 08/15/46	5	3,732
Hormel Foods Corp., 3.05%, 06/03/51	65	43,837
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(f)	200	167,413
Ingredion Inc., 3.90%, 06/01/50	45	34,464
J.M. Smucker Co. (The)
4.25%, 03/15/35	109	101,017
4.38%, 03/15/45	46	39,065
6.50%, 11/15/43	85	92,495
6.50%, 11/15/53	80	88,314
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	115	90,898
6.50%, 12/01/52	140	148,779
7.25%, 11/15/53	110	127,150
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)	50	52,773
Kellanova
4.50%, 04/01/46	80	69,961
5.75%, 05/16/54	35	36,230
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	62	63,259
Kraft Heinz Foods Co.
4.38%, 06/01/46	310	258,676
4.63%, 10/01/39	36	32,795
4.88%, 10/01/49	165	146,104
5.00%, 07/15/35	95	93,983
5.00%, 06/04/42	115	106,330
5.20%, 07/15/45	85	79,559
5.50%, 06/01/50	85	81,946
6.50%, 02/09/40	65	70,837
6.88%, 01/26/39	85	95,589
7.13%, 08/01/39(a)	85	98,053
Kroger Co. (The)
3.88%, 10/15/46	55	42,844
3.95%, 01/15/50	110	85,575
4.45%, 02/01/47	110	93,324
4.65%, 01/15/48	35	30,553
5.00%, 04/15/42	25	23,491
5.15%, 08/01/43	30	28,328
5.40%, 07/15/40	15	14,948
5.40%, 01/15/49	60	58,262
5.50%, 09/15/54	215	208,968
5.65%, 09/15/64	170	165,743
6.90%, 04/15/38	56	63,198
Mars Inc.
2.38%, 07/16/40(a)	50	34,846
2.45%, 07/16/50(a)	50	29,406
3.88%, 04/01/39(a)	110	94,942
3.95%, 04/01/44(a)	50	41,353
3.95%, 04/01/49(a)	85	67,800
4.13%, 04/01/54(a)	53	42,677
4.20%, 04/01/59(a)	70	55,268
McCormick & Co. Inc./MD, 4.20%, 08/15/47	56	46,954
Mondelez International Inc., 2.63%, 09/04/50	135	82,067
Security	Par (000)	Value
Food (continued)
Nestle Holdings Inc.
2.63%, 09/14/51(a)	$55	$34,370
3.90%, 09/24/38(a)	240	213,298
4.00%, 09/24/48(a)	20	16,475
4.70%, 01/15/53(a)	150	137,136
Sysco Corp.
3.15%, 12/14/51	100	66,116
3.30%, 02/15/50	55	37,963
4.45%, 03/15/48	55	46,209
4.50%, 04/01/46	70	60,157
4.85%, 10/01/45	43	38,951
5.38%, 09/21/35	20	20,362
6.60%, 04/01/40	35	38,954
6.60%, 04/01/50	84	93,514
Tesco PLC, 6.15%, 11/15/37(a)	45	46,751
The Campbell's Co.
3.13%, 04/24/50	55	37,026
4.80%, 03/15/48	80	71,440
5.25%, 10/13/54	45	41,857
Tyson Foods Inc.
4.55%, 06/02/47	80	68,379
5.10%, 09/28/48	160	147,148
5.15%, 08/15/44	65	60,967
		5,616,072
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47	40	36,152
5.50%, 04/30/49(f)	200	178,968
International Paper Co.
4.35%, 08/15/48	92	76,856
4.40%, 08/15/47	84	70,264
4.80%, 06/15/44	75	67,527
5.00%, 09/15/35	40	39,754
5.15%, 05/15/46	30	27,967
6.00%, 11/15/41	65	67,857
Suzano Austria GmbH, 7.00%, 03/16/47(f)	200	213,755
		779,100
Gas — 0.4%
APA Infrastructure Ltd., 5.00%, 03/23/35(a)	20	19,464
Atmos Energy Corp.
2.85%, 02/15/52	105	67,011
3.38%, 09/15/49	60	43,005
4.13%, 10/15/44	50	41,947
4.13%, 03/15/49	80	64,709
4.15%, 01/15/43	50	42,904
4.30%, 10/01/48	85	71,484
5.50%, 06/15/41	45	46,214
5.75%, 10/15/52	70	72,030
6.20%, 11/15/53	50	55,057
Boston Gas Co.
4.49%, 02/15/42(a)	30	25,794
6.12%, 07/20/53(a)	50	51,622
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(a)	83	66,191
4.49%, 03/04/49(a)	45	36,651
4.50%, 03/10/46(a)	50	42,090
6.42%, 07/18/54(a)	55	58,797
CenterPoint Energy Resources Corp.
4.10%, 09/01/47	46	37,768
5.85%, 01/15/41	55	56,916
Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	$55	$35,263
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	55	37,733
5.82%, 04/01/41(a)	65	64,575
NiSource Inc.
3.95%, 03/30/48	105	82,470
4.38%, 05/15/47	125	104,818
4.80%, 02/15/44	90	81,519
5.00%, 06/15/52	50	45,543
5.25%, 02/15/43	10	9,561
5.65%, 02/01/45	70	70,216
5.95%, 06/15/41	50	51,822
ONE Gas Inc.
4.50%, 11/01/48	15	12,759
4.66%, 02/01/44	105	94,798
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	60	40,969
3.64%, 11/01/46	60	44,595
4.65%, 08/01/43	10	8,902
5.05%, 05/15/52	50	44,791
Southern California Gas Co.
3.75%, 09/15/42	55	43,443
5.13%, 11/15/40	25	24,192
5.60%, 04/01/54	50	49,179
5.75%, 06/01/53	65	65,240
6.35%, 11/15/52	80	86,046
Series UU, 4.13%, 06/01/48	55	44,464
Series VV, 4.30%, 01/15/49	60	49,067
Series WW, 3.95%, 02/15/50	45	34,611
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	65	51,072
4.40%, 06/01/43	39	33,721
4.40%, 05/30/47	60	50,019
5.88%, 03/15/41	51	52,232
Series 21A, 3.15%, 09/30/51	30	19,738
Southwest Gas Corp.
3.18%, 08/15/51	30	19,683
3.80%, 09/29/46	20	15,266
4.15%, 06/01/49	40	31,494
Washington Gas Light Co.
3.65%, 09/15/49	57	42,374
Series K, 3.80%, 09/15/46	80	62,152
WGL Holdings Inc., 4.60%, 11/01/44	15	12,513
		2,516,494
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	80	55,128
4.10%, 03/01/48	30	24,936
Stanley Black & Decker Inc.
2.75%, 11/15/50(b)	101	59,879
4.85%, 11/15/48	60	52,163
5.20%, 09/01/40	30	29,043
		221,149
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36	224	222,178
4.75%, 04/15/43	75	72,151
4.90%, 11/30/46	365	349,974
5.30%, 05/27/40	110	113,939
6.00%, 04/01/39	15	16,610
Security	Par (000)	Value
Health Care - Products (continued)
6.15%, 11/30/37	$83	$92,632
Alcon Finance Corp.
3.80%, 09/23/49(a)	50	37,939
5.75%, 12/06/52(a)	20	20,276
Baxter International Inc.
3.13%, 12/01/51	100	65,655
3.50%, 08/15/46	40	29,131
Boston Scientific Corp.
4.55%, 03/01/39	70	65,943
4.70%, 03/01/49	74	67,417
6.50%, 11/15/35	27	30,360
7.38%, 01/15/40	35	42,687
Danaher Corp.
2.60%, 10/01/50	105	64,861
2.80%, 12/10/51	110	70,034
4.38%, 09/15/45	70	61,686
DH Europe Finance II SARL
3.25%, 11/15/39	100	79,848
3.40%, 11/15/49	111	80,957
GE HealthCare Technologies Inc., 6.38%, 11/22/52	105	116,585
Koninklijke Philips NV
5.00%, 03/15/42	45	41,846
6.88%, 03/11/38	55	61,070
Medtronic Inc.
4.38%, 03/15/35	240	232,090
4.63%, 03/15/45	199	181,880
Revvity Inc., 3.63%, 03/15/51	50	35,645
Solventum Corp.
5.90%, 04/30/54	135	137,463
6.00%, 05/15/64	65	66,002
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	65	47,608
Stryker Corp.
2.90%, 06/15/50	45	30,156
4.10%, 04/01/43	50	42,527
4.38%, 05/15/44	60	52,349
4.63%, 03/15/46	125	112,692
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	120	86,785
4.10%, 08/15/47	86	71,902
5.30%, 02/01/44	40	39,718
5.40%, 08/10/43	65	65,748
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45	45	39,219
5.75%, 11/30/39	40	41,361
		3,086,924
Health Care - Services — 2.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	30	19,423
Adventist Health System/West, 3.63%, 03/01/49	45	32,863
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	52	38,487
4.27%, 08/15/48	41	35,436
Series 2020, 3.01%, 06/15/50	50	34,158
Aetna Inc.
4.50%, 05/15/42	70	58,879
4.75%, 03/15/44	35	30,164
6.63%, 06/15/36	111	119,254
6.75%, 12/15/37	40	43,369
AHS Hospital Corp.
5.02%, 07/01/45	35	33,869
Series 2021, 2.78%, 07/01/51	60	38,620
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Allina Health System
2.90%, 11/15/51	$10	$6,548
Series 2019, 3.89%, 04/15/49	65	51,202
Ascension Health
3.95%, 11/15/46	115	96,581
4.85%, 11/15/53	85	79,304
Series B, 3.11%, 11/15/39	35	27,811
Banner Health
2.91%, 01/01/42	45	32,997
2.91%, 01/01/51	30	19,933
Series 2020, 3.18%, 01/01/50	35	24,711
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	5	3,064
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	70	50,350
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	65	52,105
Baylor Scott & White Holdings
3.97%, 11/15/46	15	12,591
4.19%, 11/15/45	65	56,135
Series 2021, 2.84%, 11/15/50	120	79,162
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	40	27,746
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	10	7,013
Children's Health System of Texas, 2.51%, 08/15/50	55	34,220
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	30	25,442
Series 2020, 2.59%, 02/01/50	55	34,811
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	40	35,810
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	20	13,140
Cigna Group (The)
3.20%, 03/15/40	110	83,989
3.40%, 03/15/50	150	102,836
3.40%, 03/15/51	180	122,487
3.88%, 10/15/47	125	94,609
4.80%, 08/15/38	174	163,115
4.80%, 07/15/46	100	87,774
4.90%, 12/15/48	330	291,373
5.60%, 02/15/54	70	67,676
6.13%, 11/15/41	61	63,705
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,907
Series 2018, 4.38%, 08/15/48	55	46,133
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	47	41,786
CommonSpirit Health
3.82%, 10/01/49	87	66,808
3.91%, 10/01/50	75	57,354
4.19%, 10/01/49	111	90,232
4.35%, 11/01/42	90	77,359
5.55%, 12/01/54	10	9,898
6.46%, 11/01/52	45	49,899
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	10	6,663
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	40	29,875
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	55	39,851
Security	Par (000)	Value
Health Care - Services (continued)
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	$40	$31,798
Dignity Health, 4.50%, 11/01/42	35	30,746
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	65	53,327
Elevance Health Inc.
3.13%, 05/15/50	105	69,331
3.60%, 03/15/51	105	75,281
3.70%, 09/15/49	95	69,639
4.38%, 12/01/47	153	127,098
4.55%, 03/01/48	115	97,373
4.55%, 05/15/52	65	54,517
4.63%, 05/15/42	105	93,365
4.65%, 01/15/43	45	39,989
4.65%, 08/15/44	110	97,193
5.10%, 01/15/44	71	66,407
5.13%, 02/15/53	125	114,389
5.65%, 06/15/54	115	112,576
5.70%, 02/15/55	100	98,750
5.85%, 01/15/36	45	46,674
5.85%, 11/01/64	125	124,217
6.10%, 10/15/52	95	98,650
6.38%, 06/15/37	50	53,975
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	10	9,463
Hackensack Meridian Health Inc.
4.21%, 07/01/48	75	63,699
4.50%, 07/01/57	45	38,954
Series 2020, 2.68%, 09/01/41	15	10,800
Series 2020, 2.88%, 09/01/50	63	41,492
Hartford HealthCare Corp., 3.45%, 07/01/54	30	21,714
HCA Inc.
3.50%, 07/15/51	170	114,481
4.38%, 03/15/42	40	33,504
4.63%, 03/15/52	220	179,703
5.13%, 06/15/39	165	154,765
5.25%, 06/15/49	225	202,743
5.50%, 06/15/47	170	159,338
5.90%, 06/01/53	110	107,390
5.95%, 09/15/54	115	113,313
6.00%, 04/01/54	170	168,443
6.10%, 04/01/64	85	83,445
6.20%, 03/01/55	50	50,911
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	130	86,182
5.88%, 06/15/54(a)	75	75,146
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	20	15,679
Humana Inc.
3.95%, 08/15/49	65	48,469
4.63%, 12/01/42	51	43,578
4.80%, 03/15/47	65	55,456
4.95%, 10/01/44	110	96,050
5.50%, 03/15/53	60	55,185
5.75%, 04/15/54	75	71,455
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	45	37,061
Series 2021, 2.85%, 11/01/51	45	29,493
Inova Health System Foundation, 4.07%, 05/15/52(b)	25	20,785
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	60	44,700
Schedule of Investments
52

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Iowa Health System, Series 2020, 3.67%, 02/15/50	$40	$30,273
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	24,850
Kaiser Foundation Hospitals
4.15%, 05/01/47	124	105,536
4.88%, 04/01/42	95	90,616
Series 2019, 3.27%, 11/01/49	120	87,009
Series 2021, 2.81%, 06/01/41	170	125,060
Series 2021, 3.00%, 06/01/51	130	87,762
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	103	91,049
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	33,260
Series 2017, 3.77%, 07/01/48	40	31,711
Series 2020, 3.19%, 07/01/49	55	39,290
Series 2020, 3.34%, 07/01/60	50	34,230
Mayo Clinic
3.77%, 11/15/43	40	33,571
Series 2013, 4.00%, 11/15/47	35	29,543
Series 2016, 4.13%, 11/15/52	30	25,376
Series 2021, 3.20%, 11/15/61	75	49,801
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	50	43,737
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	45	32,534
Memorial Health Services, 3.45%, 11/01/49	40	29,645
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	50	41,867
5.00%, 07/01/42	45	44,025
Series 2015, 4.20%, 07/01/55	5	4,250
Series 2020, 2.96%, 01/01/50	55	37,543
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	15	9,616
Montefiore Obligated Group
4.29%, 09/01/50	45	32,656
Series 18-C, 5.25%, 11/01/48	45	38,704
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(b)	15	11,486
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	55	40,535
Series 2019, 3.74%, 07/01/49	55	37,071
Series 2020, 3.39%, 07/01/50	20	12,319
MultiCare Health System, 2.80%, 08/15/50	35	21,440
MyMichigan Health, Series 2020, 3.41%, 06/01/50	45	32,507
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	5	4,543
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	45	31,622
2.61%, 08/01/60	10	5,766
4.02%, 08/01/45	75	64,036
4.06%, 08/01/56	15	12,380
Series 2019, 3.95%	40	28,887
Northwell Healthcare Inc.
3.81%, 11/01/49	55	42,361
3.98%, 11/01/46	60	48,015
4.26%, 11/01/47	85	70,178
Novant Health Inc.
2.64%, 11/01/36	90	71,836
3.17%, 11/01/51	85	58,784
3.32%, 11/01/61	5	3,358
NYU Langone Hospitals
4.37%, 07/01/47	65	56,273
4.78%, 07/01/44	25	23,566
Security	Par (000)	Value
Health Care - Services (continued)
Series 2020, 3.38%, 07/01/55	$40	$28,670
OhioHealth Corp.
2.83%, 11/15/41	5	3,679
Series 2020, 3.04%, 11/15/50	50	34,866
Orlando Health Obligated Group
3.33%, 10/01/50	30	21,735
4.09%, 10/01/48	45	37,227
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	55	48,395
Series 2020, 3.22%, 11/15/50	35	23,209
Piedmont Healthcare Inc.
2.86%, 01/01/52	55	35,388
Series 2042, 2.72%, 01/01/42	5	3,593
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	95	57,446
Series A, 3.93%, 10/01/48	50	38,633
Series I, 3.74%, 10/01/47	35	26,947
Quest Diagnostics Inc., 4.70%, 03/30/45	45	40,545
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	40	28,086
Roche Holdings Inc.
2.61%, 12/13/51(a)	200	123,897
4.00%, 11/28/44(a)	170	144,762
7.00%, 03/01/39(a)	145	172,295
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	65	41,967
Sentara Health, 2.93%, 11/01/51	5	3,337
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	25	16,121
Stanford Health Care
3.03%, 08/15/51	5	3,441
Series 2018, 3.80%, 11/15/48	98	78,479
Sutter Health
5.55%, 08/15/53	60	62,588
Series 2018, 4.09%, 08/15/48	36	30,227
Series 20A, 3.16%, 08/15/40	20	15,807
Series 20A, 3.36%, 08/15/50	60	43,712
Texas Health Resources
2.33%, 11/15/50	10	5,911
4.33%, 11/15/55	45	38,083
Toledo Hospital (The)
4.98%, 11/15/45	30	23,422
5.75%, 11/15/38	90	90,402
6.02%, 11/15/48	45	40,973
Trinity Health Corp.
4.13%, 12/01/45	55	46,913
Series 2019, 3.43%, 12/01/48	50	38,600
Series 2021, 2.63%, 12/01/40	20	14,611
UnitedHealth Group Inc.
2.75%, 05/15/40	70	50,815
2.90%, 05/15/50	125	79,873
3.05%, 05/15/41	170	125,845
3.13%, 05/15/60	35	21,501
3.25%, 05/15/51	235	160,247
3.50%, 08/15/39	140	114,431
3.70%, 08/15/49	140	104,721
3.75%, 10/15/47	90	68,994
3.88%, 08/15/59	160	116,194
3.95%, 10/15/42	125	103,787
4.20%, 01/15/47	105	87,266
4.25%, 03/15/43	103	88,433
4.25%, 04/15/47	85	71,025
53
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 06/15/48	$150	$123,625
4.38%, 03/15/42	70	61,449
4.45%, 12/15/48	145	122,944
4.63%, 07/15/35	110	106,274
4.63%, 11/15/41	85	76,825
4.75%, 07/15/45	107	96,916
4.75%, 05/15/52	205	179,451
4.95%, 05/15/62	120	105,679
5.05%, 04/15/53	205	187,822
5.20%, 04/15/63	195	179,061
5.38%, 04/15/54	165	159,001
5.50%, 07/15/44	255	253,335
5.50%, 04/15/64	120	115,352
5.63%, 07/15/54	305	304,662
5.75%, 07/15/64	155	154,716
5.80%, 03/15/36	90	95,038
5.88%, 02/15/53	220	226,938
5.95%, 02/15/41	50	52,351
6.05%, 02/15/63	160	166,681
6.50%, 06/15/37	50	55,669
6.63%, 11/15/37	65	73,163
6.88%, 02/15/38	80	92,270
UPMC, 5.38%, 05/15/43	20	20,206
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	30	19,925
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	44	39,039
Series 2021, 3.07%, 03/01/51	50	32,882
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	55	33,152
		14,364,221
Holding Companies - Diversified — 0.2%
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/54(f)	200	189,922
Gaci First Investment Co.
5.13%, 02/14/53(f)	200	175,241
5.38%, 01/29/54(f)	200	182,293
JAB Holdings BV, 3.75%, 05/28/51(a)	35	23,876
MDGH GMTN RSC Ltd.
3.40%, 06/07/51(f)	200	142,914
3.70%, 11/07/49(f)	200	151,415
3.95%, 05/21/50(f)	200	158,014
Temasek Financial I Ltd.
2.50%, 10/06/70(a)	250	154,131
5.38%, 11/23/39(a)	250	271,677
		1,449,483
Home Builders — 0.0%
DR Horton Inc., 5.50%, 10/15/35	50	51,115
MDC Holdings Inc.
3.97%, 08/06/61(b)	15	11,812
6.00%, 01/15/43	70	70,519
		133,446
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51(b)	75	47,242
Whirlpool Corp.
4.50%, 06/01/46	56	43,253
4.60%, 05/15/50	60	46,080
		136,575
Security	Par (000)	Value
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47	$75	$60,100
5.00%, 06/15/52	30	28,155
Kimberly-Clark Corp.
2.88%, 02/07/50	30	20,174
3.20%, 07/30/46	65	47,516
3.90%, 05/04/47	70	56,983
5.30%, 03/01/41	30	30,350
6.63%, 08/01/37	100	115,572
SC Johnson & Son Inc.
4.75%, 10/15/46(a)	40	35,352
4.80%, 09/01/40(a)	50	46,395
		440,597
Housewares — 0.0%
Newell Brands Inc.
6.88%, 04/01/36(b)	48	47,872
7.00%, 04/01/46	72	65,069
		112,941
Insurance — 2.2%
Aflac Inc.
4.00%, 10/15/46	30	24,433
4.75%, 01/15/49	80	71,607
AIA Group Ltd.
3.20%, 09/16/40(a)	205	159,044
4.50%, 03/16/46(a)	55	50,099
5.40%, 09/30/54(a)	20	19,485
Alleghany Corp.
3.25%, 08/15/51	50	34,795
4.90%, 09/15/44	50	46,760
Allstate Corp. (The)
3.85%, 08/10/49	70	53,840
4.20%, 12/15/46	85	70,197
4.50%, 06/15/43	60	52,510
5.55%, 05/09/35	50	51,526
5.95%, 04/01/36	50	53,948
6.50%, 05/15/67(c)	75	75,554
American Financial Group Inc./OH, 4.50%, 06/15/47	60	51,217
American International Group Inc.
4.38%, 06/30/50	110	93,795
4.50%, 07/16/44	95	84,032
4.75%, 04/01/48	125	113,150
AmFam Holdings Inc., 3.83%, 03/11/51(a)	32	20,527
Aon Corp., 6.25%, 09/30/40	40	43,086
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	75	47,271
3.90%, 02/28/52	85	64,901
Aon Global Ltd.
4.60%, 06/14/44	50	43,887
4.75%, 05/15/45	84	74,696
Aon North America Inc., 5.75%, 03/01/54	210	213,431
Arch Capital Finance LLC, 5.03%, 12/15/46	50	46,078
Arch Capital Group Ltd., 3.64%, 06/30/50	125	92,074
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	51,822
Arthur J Gallagher & Co.
3.05%, 03/09/52	75	48,158
3.50%, 05/20/51	100	71,521
5.55%, 02/15/55	170	167,133
5.75%, 03/02/53	82	82,202
5.75%, 07/15/54	70	70,756
6.75%, 02/15/54	35	39,659
Schedule of Investments
54

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(a)(c)	$25	$22,988
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	60	42,797
Athene Holding Ltd.
3.45%, 05/15/52	80	53,045
3.95%, 05/25/51	75	55,796
6.25%, 04/01/54	85	87,587
Beacon Funding Trust, 6.27%, 08/15/54(a)	100	101,950
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	60	36,016
2.85%, 10/15/50	115	74,599
3.85%, 03/15/52	240	186,046
4.20%, 08/15/48	233	195,816
4.25%, 01/15/49	216	183,511
4.30%, 05/15/43	70	62,483
4.40%, 05/15/42	100	92,659
5.75%, 01/15/40	63	67,948
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	130	121,921
Brighthouse Financial Inc.
3.85%, 12/22/51	55	36,903
4.70%, 06/22/47(b)	114	92,067
Brown & Brown Inc., 4.95%, 03/17/52	60	52,817
Chubb Corp. (The)
6.00%, 05/11/37	56	60,599
Series 1, 6.50%, 05/15/38	70	78,872
Chubb INA Holdings LLC
2.85%, 12/15/51	25	16,331
3.05%, 12/15/61	105	66,032
4.15%, 03/13/43	55	47,209
4.35%, 11/03/45	165	144,008
6.70%, 05/15/36	30	34,063
Corebridge Financial Inc.
4.35%, 04/05/42	70	60,270
4.40%, 04/05/52	145	120,126
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	60	39,342
Equitable Holdings Inc., 5.00%, 04/20/48	73	67,175
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	120	75,838
3.50%, 10/15/50	115	80,062
4.87%, 06/01/44	55	49,257
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55(a)	50	50,659
6.35%, 03/22/54	40	41,785
Farmers Insurance Exchange, 4.75%, 11/01/57(a)(c)	45	36,952
Fidelity National Financial Inc., 3.20%, 09/17/51	55	34,716
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	30	31,156
Global Atlantic Fin Co., 6.75%, 03/15/54(a)	5	5,271
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	95	82,883
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	70	57,965
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)	35	24,495
4.85%, 01/24/77(a)	45	39,426
4.88%, 06/19/64(a)	55	48,934
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	15	9,762
3.60%, 08/19/49	85	64,299
4.30%, 04/15/43	40	34,707
4.40%, 03/15/48	55	47,569
Security	Par (000)	Value
Insurance (continued)
5.95%, 10/15/36	$45	$47,380
6.10%, 10/01/41	95	99,725
Jackson Financial Inc., 4.00%, 11/23/51	70	49,753
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)	190	141,967
3.95%, 05/15/60(a)	80	56,240
4.30%, 02/01/61(a)	85	54,212
5.50%, 06/15/52(a)	80	75,922
7.80%, 03/07/87(a)	50	56,031
Lincoln National Corp.
4.35%, 03/01/48	60	48,489
4.38%, 06/15/50	40	32,508
7.00%, 06/15/40	60	67,920
Loews Corp., 4.13%, 05/15/43	85	72,485
Manulife Financial Corp., 5.38%, 03/04/46	100	99,587
Markel Group Inc.
3.45%, 05/07/52	65	44,916
4.15%, 09/17/50	61	48,051
4.30%, 11/01/47	45	36,646
5.00%, 04/05/46	40	36,222
5.00%, 05/20/49	60	54,067
6.00%, 05/16/54	75	77,560
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	40	25,606
4.20%, 03/01/48	65	54,488
4.35%, 01/30/47	55	47,507
4.75%, 03/15/39	75	71,818
4.90%, 03/15/49	140	129,001
5.35%, 11/15/44	50	49,764
5.40%, 03/15/55	225	221,561
5.45%, 03/15/53	70	69,105
5.45%, 03/15/54	60	59,377
5.70%, 09/15/53	155	160,128
6.25%, 11/01/52	45	49,370
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	35	21,812
3.38%, 04/15/50(a)	45	31,596
3.73%, 10/15/70(a)	76	51,566
4.90%, 04/01/77(a)	50	42,317
5.67%, 12/01/52(a)	85	85,306
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	30	32,888
MetLife Inc.
4.05%, 03/01/45	110	91,146
4.13%, 08/13/42	96	82,307
4.60%, 05/13/46	100	89,391
4.72%, 12/15/44	60	54,555
4.88%, 11/13/43	116	108,260
5.00%, 07/15/52	120	111,641
5.25%, 01/15/54	115	111,574
5.70%, 06/15/35	120	126,320
5.88%, 02/06/41	100	104,991
6.40%, 12/15/66	145	150,358
10.75%, 08/01/69	31	41,887
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(c)	35	35,843
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)	125	95,761
5.30%, 11/18/44(a)	40	38,000
6.75%, 05/15/87	20	19,996
55
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	$145	$113,035
9.38%, 08/15/39(a)	75	98,527
New York Life Insurance Co.
3.75%, 05/15/50(a)	165	124,557
4.45%, 05/15/69(a)	110	88,097
6.75%, 11/15/39(a)	115	130,907
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)	115	81,696
3.63%, 09/30/59(a)	145	100,959
3.85%, 09/30/47(a)	105	81,357
6.06%, 03/30/40(a)	125	131,511
Old Republic International Corp., 3.85%, 06/11/51	90	65,517
Pacific Life Insurance Co., 4.30%, 10/24/67(a)(c)	95	78,092
Pacific LifeCorp.
3.35%, 09/15/50(a)	80	55,696
5.13%, 01/30/43(a)	55	52,421
5.40%, 09/15/52(a)	85	82,371
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	55	36,167
Pine Street Trust II, 5.57%, 02/15/49(a)	110	105,484
Principal Financial Group Inc.
4.30%, 11/15/46	45	38,587
4.35%, 05/15/43	51	44,852
4.63%, 09/15/42	20	18,219
5.50%, 03/15/53	35	34,725
6.05%, 10/15/36	60	64,534
Progressive Corp. (The)
3.70%, 03/15/52	65	49,766
3.95%, 03/26/50	50	40,056
4.13%, 04/15/47	97	80,523
4.20%, 03/15/48	60	50,507
4.35%, 04/25/44	45	39,351
Provident Financing Trust I, 7.41%, 03/15/38	25	26,649
Prudential Financial Inc.
3.00%, 03/10/40	50	37,993
3.70%, 03/13/51	170	127,917
3.91%, 12/07/47	105	83,000
3.94%, 12/07/49	125	97,903
4.35%, 02/25/50	135	113,811
4.42%, 03/27/48	55	47,002
4.60%, 05/15/44	98	88,329
5.70%, 12/14/36	55	58,071
6.63%, 12/01/37	60	67,630
6.63%, 06/21/40	60	67,826
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	31,275
Selective Insurance Group Inc., 5.38%, 03/01/49	60	56,118
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	155	107,435
4.27%, 05/15/47(a)	240	199,616
4.90%, 09/15/44(a)	145	133,003
6.85%, 12/16/39(a)	100	114,006
Transatlantic Holdings Inc., 8.00%, 11/30/39	45	56,362
Travelers Companies Inc. (The)
2.55%, 04/27/50	50	30,553
3.05%, 06/08/51	50	33,828
3.75%, 05/15/46	35	27,837
4.00%, 05/30/47	105	86,404
4.05%, 03/07/48	70	57,805
4.10%, 03/04/49	60	49,502
4.30%, 08/25/45	60	51,772
Security	Par (000)	Value
Insurance (continued)
4.60%, 08/01/43	$35	$32,009
5.35%, 11/01/40	105	105,536
5.45%, 05/25/53	95	95,400
6.25%, 06/15/37	85	93,472
6.75%, 06/20/36	55	62,712
Unum Group
4.05%, 08/15/41(a)	95	77,392
4.13%, 06/15/51	35	27,121
4.50%, 12/15/49	70	57,491
5.75%, 08/15/42	65	65,177
W R Berkley Corp.
3.15%, 09/30/61	45	27,823
3.55%, 03/30/52	25	18,064
4.00%, 05/12/50	70	55,225
4.75%, 08/01/44	60	54,242
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)	55	38,889
5.15%, 01/15/49(a)	40	36,687
Willis North America Inc.
3.88%, 09/15/49	55	41,643
5.05%, 09/15/48	50	45,484
5.90%, 03/05/54	90	90,817
XL Group Ltd., 5.25%, 12/15/43	55	53,286
		13,882,458
Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	210	149,387
3.15%, 02/09/51	230	157,216
3.25%, 02/09/61	5	3,272
4.00%, 12/06/37	55	49,011
4.20%, 12/06/47	235	196,720
4.40%, 12/06/57	65	54,692
5.25%, 05/26/35(a)	200	202,782
Alphabet Inc.
1.90%, 08/15/40	210	141,707
2.05%, 08/15/50	285	163,961
2.25%, 08/15/60	95	53,858
Amazon.com Inc.
2.50%, 06/03/50	270	166,683
2.70%, 06/03/60	213	126,963
2.88%, 05/12/41	200	150,946
3.10%, 05/12/51	290	201,320
3.25%, 05/12/61	190	128,011
3.88%, 08/22/37	275	248,564
3.95%, 04/13/52	300	243,721
4.05%, 08/22/47	342	288,499
4.10%, 04/13/62	35	28,343
4.25%, 08/22/57	245	206,161
4.95%, 12/05/44	185	181,242
eBay Inc.
3.65%, 05/10/51	100	73,541
4.00%, 07/15/42	100	81,885
Meta Platforms Inc.
4.45%, 08/15/52	310	269,342
4.65%, 08/15/62	150	131,097
5.40%, 08/15/54	340	339,574
5.55%, 08/15/64	215	216,529
5.60%, 05/15/53	285	292,874
5.75%, 05/15/63	180	186,891
Netflix Inc., 5.40%, 08/15/54	70	70,364
Schedule of Investments
56

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Prosus NV
3.83%, 02/08/51(f)	$200	$132,262
4.03%, 08/03/50(f)	200	137,407
Tencent Holdings Ltd.
3.24%, 06/03/50(f)	200	139,913
3.29%, 06/03/60(f)	200	133,760
3.84%, 04/22/51(f)	200	155,444
3.93%, 01/19/38(f)	200	177,619
Uber Technologies Inc., 5.35%, 09/15/54	50	47,843
		5,729,404
Iron & Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/54	55	56,105
6.75%, 03/01/41	60	64,110
7.00%, 10/15/39	65	71,157
Cleveland-Cliffs Inc., 6.25%, 10/01/40	35	30,299
Nucor Corp.
2.98%, 12/15/55	84	52,565
3.85%, 04/01/52	85	66,039
6.40%, 12/01/37	75	82,850
Steel Dynamics Inc., 3.25%, 10/15/50	45	30,951
U.S. Steel Corp., 6.65%, 06/01/37	30	29,967
Vale Overseas Ltd.
6.40%, 06/28/54	100	100,926
6.88%, 11/21/36	80	87,705
6.88%, 11/10/39	115	127,711
Vale SA, 5.63%, 09/11/42	110	108,776
		909,161
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	35	27,249
Harley-Davidson Inc., 4.63%, 07/28/45	45	37,783
		65,032
Lodging — 0.0%
Marriott International Inc., 5.50%, 04/15/37	75	75,244
Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	40	36,218
Caterpillar Inc.
3.25%, 09/19/49	110	78,948
3.25%, 04/09/50	50	35,751
3.80%, 08/15/42	190	158,791
4.30%, 05/15/44	60	52,973
4.75%, 05/15/64	40	35,580
5.20%, 05/27/41	91	91,670
5.30%, 09/15/35	5	5,208
6.05%, 08/15/36	60	66,040
Deere & Co.
2.88%, 09/07/49	55	37,184
3.75%, 04/15/50	40	31,759
3.90%, 06/09/42	124	105,846
Dover Corp.
5.38%, 10/15/35	40	41,487
5.38%, 03/01/41	50	49,556
Ingersoll Rand Inc., 5.70%, 06/15/54	30	30,320
Otis Worldwide Corp.
3.11%, 02/15/40	105	81,040
3.36%, 02/15/50	85	59,875
Rockwell Automation Inc.
2.80%, 08/15/61	25	15,021
4.20%, 03/01/49	90	76,690
Security	Par (000)	Value
Machinery (continued)
Xylem Inc./New York, 4.38%, 11/01/46	$20	$16,910
		1,106,867
Manufacturing — 0.2%
3M Co.
3.13%, 09/19/46	80	56,687
3.25%, 08/26/49	95	66,935
3.63%, 10/15/47	35	26,757
3.70%, 04/15/50	50	37,971
3.88%, 06/15/44	50	40,701
4.00%, 09/14/48	115	93,316
5.70%, 03/15/37(b)	67	70,335
Eaton Corp.
3.92%, 09/15/47	15	12,191
4.15%, 11/02/42	130	112,805
4.70%, 08/23/52	90	81,595
Illinois Tool Works Inc.
3.90%, 09/01/42	135	114,307
4.88%, 09/15/41	51	49,192
Parker-Hannifin Corp.
4.00%, 06/14/49	95	76,629
4.10%, 03/01/47	70	58,235
4.45%, 11/21/44	60	53,021
6.25%, 05/15/38	25	27,427
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	187,412
3.30%, 09/15/46(a)	15	11,142
4.20%, 03/16/47(a)	275	236,625
4.40%, 05/27/45(a)	50	44,741
Textron Inc., 5.50%, 05/15/35	75	75,641
		1,533,665
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	205	144,377
3.50%, 03/01/42	145	101,087
3.70%, 04/01/51	210	135,503
3.85%, 04/01/61	185	114,875
3.90%, 06/01/52	255	169,221
3.95%, 06/30/62	155	97,535
4.40%, 12/01/61	170	116,297
4.80%, 03/01/50	295	227,704
5.13%, 07/01/49	130	105,118
5.25%, 04/01/53(b)	165	136,398
5.38%, 04/01/38	105	95,635
5.38%, 05/01/47	265	223,696
5.50%, 04/01/63	115	94,249
5.75%, 04/01/48	253	223,378
6.38%, 10/23/35	200	203,352
6.48%, 10/23/45	256	248,030
6.83%, 10/23/55	80	79,703
Comcast Corp.
2.45%, 08/15/52	155	87,116
2.65%, 08/15/62	140	75,518
2.80%, 01/15/51	160	98,371
2.89%, 11/01/51	520	324,154
2.94%, 11/01/56	630	379,138
2.99%, 11/01/63	324	188,003
3.20%, 07/15/36	95	78,694
3.25%, 11/01/39	126	98,334
3.40%, 07/15/46	175	126,966
57
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.45%, 02/01/50	$220	$155,068
3.75%, 04/01/40	170	141,017
3.90%, 03/01/38	105	90,770
3.97%, 11/01/47	252	197,709
4.00%, 08/15/47	85	67,047
4.00%, 03/01/48	140	109,956
4.00%, 11/01/49	201	156,304
4.05%, 11/01/52	110	84,853
4.40%, 08/15/35	109	102,540
4.60%, 10/15/38	134	123,925
4.60%, 08/15/45	105	92,349
4.65%, 07/15/42	90	81,145
4.70%, 10/15/48	115	101,510
4.75%, 03/01/44	75	67,426
4.95%, 10/15/58	65	57,554
5.35%, 05/15/53	190	180,352
5.50%, 05/15/64	155	148,010
5.65%, 06/15/35	115	119,252
5.65%, 06/01/54	100	99,228
6.50%, 11/15/35	55	60,907
6.55%, 07/01/39	10	11,066
6.95%, 08/15/37	30	34,219
Cox Communications Inc.
2.95%, 10/01/50(a)	75	44,321
3.60%, 06/15/51(a)	75	50,822
4.50%, 06/30/43(a)	56	45,895
4.60%, 08/15/47(a)	25	20,025
4.70%, 12/15/42(a)	30	24,713
5.80%, 12/15/53(a)	100	93,054
5.95%, 09/01/54(a)	95	89,961
8.38%, 03/01/39(a)	50	60,117
Discovery Communications LLC
4.00%, 09/15/55	30	19,670
5.00%, 09/20/37	85	73,085
5.20%, 09/20/47	110	90,629
6.35%, 06/01/40	150	143,550
Fox Corp.
5.48%, 01/25/39	165	160,199
5.58%, 01/25/49	145	138,491
Grupo Televisa SAB
5.00%, 05/13/45	45	33,800
5.25%, 05/24/49	40	30,126
6.13%, 01/31/46	95	81,156
6.63%, 01/15/40	104	99,281
Historic TW Inc., 8.30%, 01/15/36(e)	15	16,736
NBCUniversal Media LLC
4.45%, 01/15/43	70	61,086
5.95%, 04/01/41	70	72,900
Paramount Global
4.38%, 03/15/43	160	121,697
4.60%, 01/15/45	60	46,122
4.85%, 07/01/42	49	40,261
4.90%, 08/15/44	50	40,034
4.95%, 05/19/50	105	82,677
5.25%, 04/01/44	35	29,004
5.85%, 09/01/43	130	116,878
5.90%, 10/15/40	30	27,378
6.88%, 04/30/36	129	135,075
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	75	82,178
Thomson Reuters Corp.
5.50%, 08/15/35	50	51,424
Security	Par (000)	Value
Media (continued)
5.65%, 11/23/43	$40	$40,277
5.85%, 04/15/40	55	57,338
Time Warner Cable LLC
4.50%, 09/15/42	119	91,689
5.50%, 09/01/41	115	101,311
5.88%, 11/15/40	115	106,389
6.55%, 05/01/37	160	159,291
6.75%, 06/15/39	150	151,015
7.30%, 07/01/38	190	200,464
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	65	45,439
3.70%, 12/01/42	70	56,733
4.13%, 06/01/44	96	81,198
4.38%, 08/16/41(b)	50	44,780
Series E, 4.13%, 12/01/41	80	69,064
Walt Disney Co. (The)
2.75%, 09/01/49	225	145,030
3.50%, 05/13/40	210	172,960
3.60%, 01/13/51	315	237,484
3.80%, 05/13/60	90	67,360
4.63%, 03/23/40(b)	100	95,042
4.70%, 03/23/50	180	164,526
4.75%, 09/15/44	30	27,557
4.75%, 11/15/46	70	63,863
4.95%, 10/15/45	65	61,093
5.40%, 10/01/43	95	95,043
6.15%, 03/01/37	31	33,873
6.15%, 02/15/41	50	54,101
6.40%, 12/15/35	91	101,481
6.65%, 11/15/37	130	147,849
7.75%, 12/01/45	40	52,101
		11,201,355
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	75	62,641
4.38%, 06/15/45	40	35,354
Valmont Industries Inc.
5.00%, 10/01/44	70	65,761
5.25%, 10/01/54	5	4,766
		168,522
Mining — 0.7%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	172,594
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	30,335
Barrick Gold Corp., 6.45%, 10/15/35	30	32,989
Barrick North America Finance LLC
5.70%, 05/30/41	124	125,525
5.75%, 05/01/43	104	105,608
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	100	103,711
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	120	103,669
5.00%, 09/30/43	275	263,323
5.50%, 09/08/53(b)	85	85,964
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(f)	200	138,305
4.25%, 07/17/42(a)	200	158,637
4.38%, 02/05/49(f)	200	155,075
4.50%, 08/01/47(f)	200	159,103
5.63%, 09/21/35(a)	100	98,433
5.63%, 10/18/43(f)	200	185,811
Schedule of Investments
58

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
6.30%, 09/08/53(f)	$200	$200,342
Freeport-McMoRan Inc., 5.45%, 03/15/43	195	186,236
Fresnillo PLC, 4.25%, 10/02/50(f)	200	144,974
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	55	52,865
6.00%, 11/15/41(a)	40	40,959
6.90%, 11/15/37(a)	64	70,919
Glencore Funding LLC
3.38%, 09/23/51(a)	40	27,073
3.88%, 04/27/51(a)	80	59,045
5.89%, 04/04/54(a)	10	10,003
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.80%, 05/15/50(f)	200	192,178
Industrias Penoles SAB de CV, 4.75%, 08/06/50(f)	200	153,266
Newmont Corp.
4.88%, 03/15/42	115	108,128
5.45%, 06/09/44	45	44,424
5.88%, 04/01/35	90	94,919
6.25%, 10/01/39	85	91,891
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	40	33,215
5.75%, 11/15/41	25	25,680
Rio Tinto Alcan Inc., 5.75%, 06/01/35	35	36,964
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	141	88,342
5.20%, 11/02/40	135	133,250
Rio Tinto Finance USA PLC
4.13%, 08/21/42	55	47,184
4.75%, 03/22/42	85	79,232
5.13%, 03/09/53	120	114,098
Southern Copper Corp.
5.25%, 11/08/42	115	106,785
5.88%, 04/23/45	120	118,069
6.75%, 04/16/40	140	152,565
7.50%, 07/27/35	125	142,850
		4,474,538
Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	30	17,172
6.75%, 12/15/39	40	25,291
		42,463
Oil & Gas — 3.2%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(f)	200	186,218
APA Corp.
4.75%, 04/15/43(a)	7	5,554
5.10%, 09/01/40(a)	5	4,447
5.35%, 07/01/49(a)	45	38,041
6.75%, 02/15/55(a)	50	50,490
Apache Corp.
5.25%, 02/01/42	65	55,536
6.00%, 01/15/37	50	50,198
BP Capital Markets America Inc.
2.77%, 11/10/50	140	87,536
2.94%, 06/04/51	190	122,429
3.00%, 02/24/50	235	155,152
3.00%, 03/17/52	145	94,316
3.06%, 06/17/41	165	123,366
3.38%, 02/08/61	215	141,593
Burlington Resources LLC, 5.95%, 10/15/36	10	10,678
Security	Par (000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd.
4.95%, 06/01/47	$95	$83,328
6.25%, 03/15/38	120	125,542
6.50%, 02/15/37	65	68,766
6.75%, 02/01/39	55	59,768
Cenovus Energy Inc.
3.75%, 02/15/52	100	70,202
5.25%, 06/15/37	32	30,733
5.40%, 06/15/47	72	65,369
6.75%, 11/15/39	53	58,211
Chevron Corp., 3.08%, 05/11/50	130	89,382
Chevron USA Inc.
2.34%, 08/12/50	85	49,914
5.25%, 11/15/43	43	43,150
6.00%, 03/01/41	50	54,690
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	400	400,323
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	40	46,887
ConocoPhillips Co.
3.76%, 03/15/42	115	93,072
3.80%, 03/15/52	190	143,011
4.03%, 03/15/62	125	93,432
4.30%, 11/15/44	155	132,386
5.30%, 05/15/53	110	104,653
5.50%, 01/15/55	115	112,891
5.55%, 03/15/54	80	78,927
5.65%, 01/15/65	125	122,125
5.70%, 09/15/63	55	54,348
5.90%, 05/15/38	25	26,335
5.95%, 03/15/46	55	57,718
6.50%, 02/01/39	145	162,103
Continental Resources Inc./OK, 4.90%, 06/01/44	95	78,601
Coterra Energy Inc., 5.90%, 02/15/55	100	97,253
Devon Energy Corp.
4.75%, 05/15/42	89	75,733
5.00%, 06/15/45	95	82,040
5.60%, 07/15/41	140	132,895
5.75%, 09/15/54	120	112,713
Diamondback Energy Inc.
4.25%, 03/15/52	100	77,909
4.40%, 03/24/51	65	51,943
5.75%, 04/18/54	140	135,278
5.90%, 04/18/64	105	101,213
6.25%, 03/15/53	80	82,185
Ecopetrol SA
5.88%, 05/28/45	241	173,059
5.88%, 11/02/51	100	69,778
7.38%, 09/18/43(b)	90	78,825
8.38%, 01/19/36	220	218,085
Eni SpA, 5.70%, 10/01/40(a)	35	33,984
EOG Resources Inc.
3.90%, 04/01/35	60	54,457
4.95%, 04/15/50	100	91,405
5.65%, 12/01/54	35	35,234
Equinor ASA
3.25%, 11/18/49	100	70,922
3.63%, 04/06/40	50	41,929
3.70%, 04/06/50	150	115,020
3.95%, 05/15/43	102	86,617
4.25%, 11/23/41	70	62,000
4.80%, 11/08/43	110	104,084
59
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.10%, 08/17/40	$95	$94,572
Exxon Mobil Corp.
3.00%, 08/16/39	116	90,575
3.10%, 08/16/49	140	96,502
3.45%, 04/15/51	315	228,845
3.57%, 03/06/45	155	119,810
4.11%, 03/01/46	180	150,218
4.23%, 03/19/40	230	206,394
4.33%, 03/19/50	275	233,864
Hess Corp.
5.60%, 02/15/41	135	136,819
5.80%, 04/01/47	60	61,810
6.00%, 01/15/40	85	90,917
KazMunayGas National Co. JSC
5.75%, 04/19/47(f)	200	176,473
6.38%, 10/24/48(f)	200	189,600
Marathon Petroleum Corp.
4.50%, 04/01/48	60	48,441
4.75%, 09/15/44	90	76,941
5.00%, 09/15/54	50	42,174
6.50%, 03/01/41	135	143,213
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	95	101,913
Murphy Oil Corp., 5.88%, 12/01/42	40	34,557
Occidental Petroleum Corp.
4.20%, 03/15/48	50	36,957
4.40%, 04/15/46	75	57,944
6.05%, 10/01/54	125	120,867
6.20%, 03/15/40	99	100,410
6.45%, 09/15/36	190	198,928
6.60%, 03/15/46	55	57,024
7.95%, 06/15/39	30	34,649
Ovintiv Inc.
6.50%, 02/01/38	45	47,084
6.63%, 08/15/37	40	42,140
7.10%, 07/15/53	55	60,061
Pertamina Persero PT
4.18%, 01/21/50(f)	200	157,204
5.63%, 05/20/43(f)	200	194,334
6.00%, 05/03/42(f)	200	201,908
6.45%, 05/30/44(f)	200	212,582
Petrobras Global Finance BV
5.50%, 06/10/51	50	38,915
6.75%, 01/27/41	60	58,806
6.85%	150	135,343
6.88%, 01/20/40(b)	90	89,444
7.25%, 03/17/44(b)	110	111,190
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	131,199
Petroleos Mexicanos
5.50%, 06/27/44	90	57,243
5.63%, 01/23/46	100	62,884
6.35%, 02/12/48	150	100,618
6.38%, 01/23/45	150	102,082
6.50%, 06/02/41	175	125,192
6.63%, 06/15/35	275	221,196
6.75%, 09/21/47	575	399,207
6.95%, 01/28/60	380	261,862
7.69%, 01/23/50	850	643,751
Petronas Capital Ltd.
3.40%, 04/28/61(f)	200	137,181
4.50%, 03/18/45(f)	200	177,591
4.55%, 04/21/50(f)	300	263,385
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66
3.30%, 03/15/52	$140	$91,359
4.88%, 11/15/44	200	175,908
5.88%, 05/01/42	100	101,216
Phillips 66 Co.
4.68%, 02/15/45	65	55,875
4.90%, 10/01/46	55	48,327
4.95%, 03/15/35	90	87,014
5.50%, 03/15/55	25	23,230
5.65%, 06/15/54	70	66,781
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(f)	200	152,293
Qatar Energy, 3.13%, 07/12/41(f)	400	300,764
QatarEnergy, 3.30%, 07/12/51(f)	400	279,311
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	180,215
Saudi Arabian Oil Co.
3.25%, 11/24/50(f)	400	267,241
3.50%, 11/24/70(f)	200	128,066
4.25%, 04/16/39(f)	400	350,144
4.38%, 04/16/49(f)	200	164,682
5.75%, 07/17/54(f)	200	193,049
5.88%, 07/17/64(f)	200	193,113
Shell Finance U.S. Inc.
3.25%, 04/06/50	210	147,117
3.75%, 09/12/46	145	114,063
4.00%, 05/10/46	215	174,543
4.13%, 05/11/35	150	140,668
4.38%, 05/11/45	320	276,205
4.55%, 08/12/43	145	130,082
Shell International Finance BV
2.88%, 11/26/41	70	50,792
3.00%, 11/26/51	120	79,176
3.13%, 11/07/49	100	68,114
3.63%, 08/21/42	50	39,790
4.38%, 05/11/45	15	12,829
5.50%, 03/25/40	55	56,801
6.38%, 12/15/38	285	318,989
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	181,436
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	276,272
Sinopec Group Overseas Development 2018 Ltd., 3.10%, 01/08/51(f)	200	149,751
Suncor Energy Inc.
3.75%, 03/04/51	90	64,817
4.00%, 11/15/47	89	67,958
6.80%, 05/15/38	66	72,100
6.85%, 06/01/39	45	50,011
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(f)	200	129,674
5.38%, 11/20/48(f)	200	174,177
TotalEnergies Capital International SA
2.99%, 06/29/41	152	112,140
3.13%, 05/29/50	286	194,155
3.39%, 06/29/60	20	13,284
3.46%, 07/12/49	145	105,085
TotalEnergies Capital SA
5.28%, 09/10/54	75	71,794
5.43%, 09/10/64	100	95,483
5.49%, 04/05/54	155	152,824
5.64%, 04/05/64	85	83,783
Schedule of Investments
60

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Transocean Inc.
6.80%, 03/15/38	$65	$50,881
9.35%, 12/15/41	25	21,266
Valero Energy Corp.
3.65%, 12/01/51	95	66,075
4.00%, 06/01/52	60	44,560
4.90%, 03/15/45	80	72,543
6.63%, 06/15/37	145	156,859
Woodside Finance Ltd., 5.70%, 09/12/54	100	97,062
YPF SA, 7.00%, 12/15/47(f)	90	79,663
		19,830,211
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	130	128,107
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	178	145,161
Halliburton Co.
4.50%, 11/15/41	60	53,058
4.75%, 08/01/43	118	105,453
4.85%, 11/15/35	131	126,920
5.00%, 11/15/45	195	178,518
6.70%, 09/15/38	103	114,385
7.45%, 09/15/39	110	131,155
NOV Inc., 3.95%, 12/01/42	129	98,525
Yinson Boronia Production BV, 8.95%, 07/31/42(f)	198	211,209
		1,292,491
Packaging & Containers — 0.1%
Klabin Austria GmbH, 7.00%, 04/03/49(f)	200	203,893
Packaging Corp. of America
3.05%, 10/01/51	70	46,045
4.05%, 12/15/49	75	59,081
Sonoco Products Co., 5.75%, 11/01/40	45	45,256
Stora Enso OYJ, 7.25%, 04/15/36(a)	35	37,607
		391,882
Pharmaceuticals — 3.0%
AbbVie Inc.
4.05%, 11/21/39	450	398,809
4.25%, 11/21/49	620	525,621
4.30%, 05/14/36	120	112,709
4.40%, 11/06/42	290	260,077
4.45%, 05/14/46	211	186,349
4.50%, 05/14/35	275	264,827
4.55%, 03/15/35	204	197,528
4.63%, 10/01/42	80	74,161
4.70%, 05/14/45	275	251,908
4.75%, 03/15/45	60	55,697
4.85%, 06/15/44	90	84,592
4.88%, 11/14/48	210	195,357
5.35%, 03/15/44	70	70,438
5.40%, 03/15/54	325	327,292
5.50%, 03/15/64	150	150,616
5.60%, 03/15/55	65	67,345
AstraZeneca PLC
2.13%, 08/06/50	50	28,338
3.00%, 05/28/51	110	74,913
4.00%, 09/18/42	126	108,029
4.38%, 11/16/45	108	95,214
4.38%, 08/17/48	80	69,936
6.45%, 09/15/37	245	275,183
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	133	95,910
Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 07/15/44(a)	$180	$138,409
4.63%, 06/25/38(a)	115	99,325
4.70%, 07/15/64(a)	106	77,746
4.88%, 06/25/48(a)	85	68,458
5.50%, 07/30/35(a)	50	48,182
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	60	62,539
Becton Dickinson & Co.
3.79%, 05/20/50	60	45,881
4.67%, 06/06/47	163	143,251
4.69%, 12/15/44	108	95,856
Bristol-Myers Squibb Co.
2.35%, 11/13/40	80	55,285
2.55%, 11/13/50	180	108,023
3.25%, 08/01/42	85	64,644
3.55%, 03/15/42	100	79,590
3.70%, 03/15/52	235	176,623
3.90%, 03/15/62	45	33,336
4.13%, 06/15/39	240	213,437
4.25%, 10/26/49	395	328,914
4.35%, 11/15/47	80	68,278
4.50%, 03/01/44	35	31,404
4.55%, 02/20/48	130	113,980
4.63%, 05/15/44	110	99,878
5.00%, 08/15/45	85	80,729
5.50%, 02/22/44	85	85,756
5.55%, 02/22/54	210	210,855
5.65%, 02/22/64	200	200,722
6.25%, 11/15/53	135	147,973
6.40%, 11/15/63	100	111,016
Cardinal Health Inc.
4.37%, 06/15/47	61	51,029
4.50%, 11/15/44	35	30,110
4.60%, 03/15/43	40	35,018
4.90%, 09/15/45	50	45,209
5.75%, 11/15/54	25	25,134
Cencora Inc.
4.25%, 03/01/45	55	46,275
4.30%, 12/15/47	65	54,527
CVS Health Corp.
2.70%, 08/21/40	5	3,431
4.13%, 04/01/40	125	102,324
4.25%, 04/01/50	85	64,949
4.78%, 03/25/38	525	476,231
4.88%, 07/20/35	80	75,491
5.05%, 03/25/48	835	724,033
5.13%, 07/20/45	280	247,401
5.30%, 12/05/43	95	86,618
5.63%, 02/21/53	145	134,494
5.88%, 06/01/53	135	129,889
6.00%, 06/01/44	40	39,569
6.00%, 06/01/63	100	95,882
6.05%, 06/01/54	125	123,561
6.13%, 09/15/39	35	35,898
Eli Lilly & Co.
2.25%, 05/15/50	120	70,297
2.50%, 09/15/60	100	56,238
3.70%, 03/01/45	35	28,540
3.95%, 05/15/47	55	46,045
3.95%, 03/15/49	110	89,831
4.15%, 03/15/59	110	89,965
4.88%, 02/27/53	140	131,190
61
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 02/27/63	$110	$102,667
5.00%, 02/09/54	160	153,135
5.05%, 08/14/54	85	81,812
5.10%, 02/09/64	150	142,996
5.20%, 08/14/64	25	24,175
5.50%, 02/12/55	95	98,071
5.55%, 03/15/37	75	79,450
5.60%, 02/12/65	120	124,273
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	28	24,548
6.38%, 05/15/38	332	369,662
Johnson & Johnson
2.10%, 09/01/40	115	79,457
2.45%, 09/01/60	65	36,652
3.40%, 01/15/38	120	102,993
3.50%, 01/15/48	48	37,318
3.55%, 03/01/36	120	107,571
3.63%, 03/03/37	172	153,211
3.70%, 03/01/46	280	228,308
3.75%, 03/03/47	105	85,512
4.50%, 09/01/40	80	77,004
4.50%, 12/05/43	80	75,133
4.85%, 05/15/41	30	29,702
5.25%, 06/01/54	35	35,432
5.85%, 07/15/38	75	82,095
5.95%, 08/15/37	30	33,073
Mead Johnson Nutrition Co.
4.60%, 06/01/44	70	63,150
5.90%, 11/01/39	20	21,297
Merck & Co. Inc.
2.35%, 06/24/40	125	88,537
2.45%, 06/24/50	155	93,245
2.75%, 12/10/51	215	135,939
2.90%, 12/10/61	155	92,769
3.60%, 09/15/42	75	60,388
3.70%, 02/10/45	220	176,303
3.90%, 03/07/39	95	83,106
4.00%, 03/07/49	160	130,365
4.15%, 05/18/43	160	138,197
4.90%, 05/17/44	105	99,875
5.00%, 05/17/53	175	165,198
5.15%, 05/17/63	35	33,142
6.55%, 09/15/37	55	62,792
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	60	64,535
Mylan Inc.
5.20%, 04/15/48	90	75,028
5.40%, 11/29/43	65	57,587
Novartis Capital Corp.
2.75%, 08/14/50	130	85,780
3.70%, 09/21/42	60	50,002
4.00%, 11/20/45	140	118,777
4.40%, 05/06/44	187	168,931
4.70%, 09/18/54	70	64,088
Pfizer Inc.
2.55%, 05/28/40	130	93,488
2.70%, 05/28/50	127	80,369
3.90%, 03/15/39	90	78,493
4.00%, 12/15/36	135	123,685
4.00%, 03/15/49	140	113,353
4.10%, 09/15/38	85	76,307
4.13%, 12/15/46	140	116,857
Security	Par (000)	Value
Pharmaceuticals (continued)
4.20%, 09/15/48	$155	$129,911
4.30%, 06/15/43	100	88,003
4.40%, 05/15/44	130	115,481
5.60%, 09/15/40	55	56,740
7.20%, 03/15/39	240	286,943
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	300	289,142
5.30%, 05/19/53	630	610,856
5.34%, 05/19/63	425	405,514
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	151,241
3.18%, 07/09/50	215	145,314
3.38%, 07/09/60	250	165,286
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(b)	65	65,849
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	183,826
Utah Acquisition Sub Inc., 5.25%, 06/15/46	110	92,659
Viatris Inc.
3.85%, 06/22/40	155	118,187
4.00%, 06/22/50	210	144,383
Wyeth LLC
5.95%, 04/01/37	215	229,308
6.00%, 02/15/36	65	70,149
Zoetis Inc.
3.00%, 05/15/50	45	30,170
3.95%, 09/12/47	60	48,614
4.45%, 08/20/48	35	30,304
4.70%, 02/01/43	140	128,731
		18,862,562
Pipelines — 2.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	179,715
Buckeye Partners LP
5.60%, 10/15/44	35	29,963
5.85%, 11/15/43	45	40,357
Cameron LNG LLC
3.40%, 01/15/38(a)	60	50,363
3.70%, 01/15/39(a)	90	74,653
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	45	36,449
Colonial Pipeline Co.
4.20%, 04/15/43(a)	5	4,161
4.25%, 04/15/48(a)(b)	55	44,353
Columbia Pipeline Group Inc., 5.80%, 06/01/45	50	49,410
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)	25	24,242
6.50%, 08/15/43(a)	60	63,726
6.54%, 11/15/53(a)	135	146,078
6.71%, 08/15/63(a)	50	54,807
DCP Midstream Operating LP
5.60%, 04/01/44	35	33,246
6.45%, 11/03/36(a)	30	31,509
6.75%, 09/15/37(a)	60	64,951
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	20	19,554
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44	55	47,587
4.80%, 11/01/43	35	31,795
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	200	160,750
Enbridge Energy Partners LP
5.50%, 09/15/40	56	54,850
7.38%, 10/15/45	60	69,406
Schedule of Investments
62

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Series B, 7.50%, 04/15/38	$40	$46,193
Enbridge Inc.
3.40%, 08/01/51	60	41,165
4.00%, 11/15/49	70	54,670
4.50%, 06/10/44	80	67,741
5.50%, 12/01/46	93	91,110
5.95%, 04/05/54	110	111,576
6.70%, 11/15/53	140	155,308
Energy Transfer LP
4.90%, 03/15/35	60	57,553
4.95%, 01/15/43	35	30,982
5.00%, 05/15/44	60	53,134
5.00%, 05/15/50	255	221,333
5.15%, 02/01/43	70	63,392
5.15%, 03/15/45	110	98,763
5.30%, 04/01/44	80	73,538
5.30%, 04/15/47	105	95,196
5.35%, 05/15/45	95	87,583
5.40%, 10/01/47	160	147,317
5.95%, 10/01/43	65	64,885
5.95%, 05/15/54	155	153,184
6.00%, 06/15/48	120	118,908
6.05%, 06/01/41	40	40,477
6.05%, 09/01/54	100	99,859
6.10%, 02/15/42	40	40,603
6.13%, 12/15/45	100	100,880
6.25%, 04/15/49	125	127,676
6.50%, 02/01/42	125	131,835
6.63%, 10/15/36	45	48,765
7.50%, 07/01/38	45	51,789
Series 20Y, 5.80%, 06/15/38	50	50,645
EnLink Midstream Partners LP
5.05%, 04/01/45	59	52,219
5.45%, 06/01/47	60	55,772
5.60%, 04/01/44	40	37,897
Enterprise Products Operating LLC
3.20%, 02/15/52	125	84,361
3.30%, 02/15/53	130	88,708
3.70%, 01/31/51	130	96,488
3.95%, 01/31/60	50	37,230
4.20%, 01/31/50	155	126,097
4.25%, 02/15/48	210	173,292
4.45%, 02/15/43	115	100,612
4.80%, 02/01/49	150	134,176
4.85%, 08/15/42	93	86,171
4.85%, 03/15/44	125	114,904
4.90%, 05/15/46	115	105,215
4.95%, 10/15/54	60	54,158
5.10%, 02/15/45	135	126,850
5.55%, 02/16/55	125	124,066
5.70%, 02/15/42	80	81,689
5.95%, 02/01/41	75	78,810
6.13%, 10/15/39	80	85,626
6.45%, 09/01/40	80	88,348
7.55%, 04/15/38	26	31,130
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	65	51,243
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	60	54,353
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(f)	200	167,679
2.94%, 09/30/40(f)	180	146,231
3.25%, 09/30/40(f)	200	154,874
Security	Par (000)	Value
Pipelines (continued)
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	$200	$205,707
6.51%, 02/23/42(f)	400	415,441
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	50	43,428
5.00%, 08/15/42	75	67,657
5.00%, 03/01/43	80	72,216
5.40%, 09/01/44	60	56,372
5.50%, 03/01/44	90	86,033
5.63%, 09/01/41	30	29,207
5.80%, 03/15/35	25	25,786
6.38%, 03/01/41	75	78,875
6.50%, 02/01/37	20	21,552
6.50%, 09/01/39	75	80,165
6.55%, 09/15/40	50	53,616
6.95%, 01/15/38	75	83,154
7.50%, 11/15/40	50	57,991
Kinder Morgan Inc.
3.25%, 08/01/50	65	42,775
3.60%, 02/15/51	120	84,006
5.05%, 02/15/46	95	84,899
5.20%, 03/01/48	90	81,812
5.45%, 08/01/52	85	79,499
5.55%, 06/01/45	185	176,994
5.95%, 08/01/54	55	55,003
MPLX LP
4.50%, 04/15/38	220	195,657
4.70%, 04/15/48	175	146,557
4.90%, 04/15/58	50	41,696
4.95%, 03/14/52	85	73,055
5.20%, 03/01/47	115	103,642
5.20%, 12/01/47	60	54,210
5.50%, 02/15/49	152	142,142
5.65%, 03/01/53	60	56,987
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	53	60,344
Northern Natural Gas Co.
3.40%, 10/16/51(a)	70	47,776
4.30%, 01/15/49(a)	85	69,678
5.63%, 02/01/54(a)	55	54,841
ONEOK Inc.
3.95%, 03/01/50	115	85,163
4.20%, 10/03/47	60	46,942
4.25%, 09/15/46	80	63,470
4.45%, 09/01/49	80	64,512
4.50%, 03/15/50	60	48,626
4.85%, 02/01/49	45	38,265
4.95%, 07/13/47	95	82,983
5.15%, 10/15/43	35	32,190
5.20%, 07/15/48	110	99,492
5.70%, 11/01/54	75	72,021
5.85%, 11/01/64	50	47,965
6.63%, 09/01/53	205	220,741
7.15%, 01/15/51	55	61,238
ONEOK Partners LP
6.13%, 02/01/41	60	61,720
6.20%, 09/15/43	25	25,662
6.65%, 10/01/36	60	64,990
6.85%, 10/15/37	70	76,910
Plains All American Pipeline LP, 5.95%, 06/15/35	75	77,281
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	40	32,846
63
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.70%, 06/15/44	$80	$68,672
4.90%, 02/15/45	80	70,288
5.15%, 06/01/42	45	41,070
6.65%, 01/15/37	30	32,338
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	54,345
7.50%, 07/15/38(a)	28	28,160
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	70	63,422
4.83%, 05/01/48(a)	45	37,828
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	55	56,801
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(c)	75	77,204
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(a)	85	82,865
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	70	60,197
Spectra Energy Partners LP
4.50%, 03/15/45	55	46,166
5.95%, 09/25/43	60	60,419
Targa Resources Corp.
4.95%, 04/15/52	100	85,644
6.13%, 05/15/55	70	70,869
6.25%, 07/01/52	70	71,886
6.50%, 02/15/53	95	100,523
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	64,379
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	49	38,990
TransCanada PipeLines Ltd.
5.10%, 03/15/49	101	94,802
5.85%, 03/15/36	35	36,166
6.10%, 06/01/40	80	83,033
6.20%, 10/15/37	155	162,405
7.25%, 08/15/38	80	91,709
7.63%, 01/15/39	100	117,220
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	70	54,018
4.45%, 08/01/42	25	21,541
4.60%, 03/15/48	65	56,098
5.40%, 08/15/41	40	39,091
Western Midstream Operating LP
5.25%, 02/01/50	120	105,731
5.30%, 03/01/48	81	71,319
5.45%, 04/01/44	80	72,978
5.50%, 08/15/48	55	49,317
Williams Companies Inc. (The)
3.50%, 10/15/51	85	59,484
4.85%, 03/01/48	100	87,690
4.90%, 01/15/45	70	62,870
5.10%, 09/15/45	120	110,097
5.30%, 08/15/52	90	84,157
5.40%, 03/04/44	60	57,779
5.75%, 06/24/44	80	79,822
5.80%, 11/15/43	55	55,100
5.80%, 11/15/54	60	60,109
6.30%, 04/15/40	80	84,858
		13,717,434
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)	35	32,076
Brookfield Finance Inc., 5.81%, 03/03/55	25	25,240
Carlyle Finance LLC, 5.65%, 09/15/48(a)	55	54,454
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	85	84,608
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	100	93,337
Security	Par (000)	Value
Private Equity (continued)
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	$70	$50,992
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	85	60,271
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	100	67,112
		468,090
Real Estate — 0.1%
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	188,362
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	111,941
		300,303
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	75	47,424
3.55%, 03/15/52	140	98,466
4.00%, 02/01/50	70	53,854
4.75%, 04/15/35	70	67,198
4.85%, 04/15/49	40	35,399
5.15%, 04/15/53	65	59,721
5.25%, 05/15/36	60	59,450
5.50%, 10/01/35	75	76,120
5.63%, 05/15/54	50	49,171
American Homes 4 Rent LP
3.38%, 07/15/51	40	27,309
4.30%, 04/15/52	35	28,290
American Tower Corp.
2.95%, 01/15/51	107	68,883
3.10%, 06/15/50	110	72,821
3.70%, 10/15/49	55	41,123
AvalonBay Communities Inc.
3.90%, 10/15/46	35	28,370
4.15%, 07/01/47	40	33,492
4.35%, 04/15/48	35	30,232
Camden Property Trust, 3.35%, 11/01/49	45	32,134
Crown Castle Inc.
2.90%, 04/01/41	135	97,145
3.25%, 01/15/51	101	67,829
4.00%, 11/15/49	45	34,714
4.15%, 07/01/50	60	47,250
4.75%, 05/15/47	41	35,907
5.20%, 02/15/49	46	42,343
Equinix Inc.
2.95%, 09/15/51	80	50,862
3.00%, 07/15/50	60	38,867
3.40%, 02/15/52	10	6,958
ERP Operating LP
4.00%, 08/01/47	20	16,107
4.50%, 07/01/44	75	66,530
4.50%, 06/01/45	50	43,590
Essex Portfolio LP
2.65%, 09/01/50	40	23,951
4.50%, 03/15/48	40	34,187
Federal Realty OP LP, 4.50%, 12/01/44	60	52,187
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54	55	55,907
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	65	59,693
Healthpeak OP LLC, 6.75%, 02/01/41	40	44,643
Host Hotels & Resorts LP, 5.50%, 04/15/35	25	24,810
Kilroy Realty LP, 6.25%, 01/15/36	50	50,168
Kimco Realty OP LLC
3.70%, 10/01/49	10	7,480
Schedule of Investments
64

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 12/01/46	$60	$48,740
4.25%, 04/01/45	25	20,926
4.45%, 09/01/47	65	55,208
Mid-America Apartments LP, 2.88%, 09/15/51	30	19,365
NNN REIT Inc.
3.00%, 04/15/52	35	22,011
3.10%, 04/15/50	40	26,031
3.50%, 04/15/51	55	38,533
4.80%, 10/15/48	40	34,884
Prologis LP
2.13%, 10/15/50	80	43,797
3.00%, 04/15/50	75	50,012
3.05%, 03/01/50	40	26,904
4.38%, 09/15/48	25	21,320
5.25%, 06/15/53	105	102,180
5.25%, 03/15/54	95	92,435
Public Storage Operating Co., 5.35%, 08/01/53	110	108,062
Realty Income Corp.
4.65%, 03/15/47	65	57,897
5.38%, 09/01/54	30	29,312
Regency Centers LP
4.40%, 02/01/47	45	38,286
4.65%, 03/15/49	35	30,607
Simon Property Group LP
3.25%, 09/13/49	125	86,759
3.80%, 07/15/50	85	64,525
4.25%, 10/01/44	65	54,805
4.25%, 11/30/46	55	46,629
4.75%, 03/15/42	40	36,676
5.85%, 03/08/53	79	81,663
6.65%, 01/15/54	60	68,769
6.75%, 02/01/40	76	86,704
Trust Fibra Uno, 6.39%, 01/15/50(f)	200	164,107
Ventas Realty LP
4.38%, 02/01/45	25	21,126
4.88%, 04/15/49	45	40,264
5.70%, 09/30/43	30	30,101
VICI Properties LP
5.63%, 05/15/52	125	118,845
6.13%, 04/01/54	25	25,585
WEA Finance LLC, 4.63%, 09/20/48(a)	60	49,692
Welltower OP LLC
4.95%, 09/01/48	55	51,677
6.50%, 03/15/41	50	55,220
Weyerhaeuser Co., 4.00%, 03/09/52	70	53,712
		3,813,954
Retail — 1.4%
7-Eleven Inc.
2.50%, 02/10/41(a)	80	53,634
2.80%, 02/10/51(a)	150	91,184
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)	75	57,456
3.63%, 05/13/51(a)	35	24,842
4.50%, 07/26/47(a)	75	63,181
5.62%, 02/12/54(a)(b)	80	77,921
Bath & Body Works Inc.
6.75%, 07/01/36	65	66,416
6.88%, 11/01/35	85	88,116
7.60%, 07/15/37	25	25,898
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	200	148,702
Security	Par (000)	Value
Retail (continued)
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)	$125	$96,634
Darden Restaurants Inc., 4.55%, 02/15/48	45	37,694
Dick's Sporting Goods Inc., 4.10%, 01/15/52	95	70,815
Dollar General Corp.
4.13%, 04/03/50	55	41,693
5.50%, 11/01/52	40	36,934
Dollar Tree Inc., 3.38%, 12/01/51	30	19,586
Home Depot Inc. (The)
2.38%, 03/15/51	100	58,579
2.75%, 09/15/51	130	82,064
3.13%, 12/15/49	140	97,100
3.30%, 04/15/40	145	116,069
3.35%, 04/15/50	180	130,039
3.50%, 09/15/56	85	60,869
3.63%, 04/15/52	175	131,415
3.90%, 06/15/47	132	106,306
4.20%, 04/01/43	110	95,324
4.25%, 04/01/46	185	158,481
4.40%, 03/15/45	130	114,451
4.50%, 12/06/48	175	153,731
4.88%, 02/15/44	130	122,286
4.95%, 09/15/52	125	117,264
5.30%, 06/25/54	90	88,820
5.40%, 09/15/40	81	82,586
5.40%, 06/25/64	15	14,808
5.88%, 12/16/36	309	331,626
5.95%, 04/01/41	122	130,700
Kohl's Corp., 5.55%, 07/17/45	45	27,582
Lowe's Companies Inc.
2.80%, 09/15/41	133	93,802
3.00%, 10/15/50	220	141,364
3.50%, 04/01/51	25	17,686
3.70%, 04/15/46	178	135,812
4.05%, 05/03/47	115	92,142
4.25%, 04/01/52	170	136,754
4.38%, 09/15/45	78	66,621
4.45%, 04/01/62	125	100,103
4.55%, 04/05/49	40	33,987
4.65%, 04/15/42	80	72,148
5.00%, 04/15/40	20	19,086
5.13%, 04/15/50	70	64,971
5.50%, 10/15/35	45	46,572
5.63%, 04/15/53	155	153,418
5.75%, 07/01/53	75	75,442
5.80%, 09/15/62	100	100,299
5.85%, 04/01/63	45	45,310
Macy's Retail Holdings LLC
4.30%, 02/15/43	25	16,987
5.13%, 01/15/42	30	21,890
6.38%, 03/15/37	20	17,268
Marks & Spencer PLC, 7.13%, 12/01/37(a)	35	38,190
McDonald's Corp.
3.63%, 05/01/43	60	47,417
3.63%, 09/01/49	130	97,417
3.70%, 02/15/42	50	40,284
4.20%, 04/01/50	85	69,328
4.45%, 03/01/47	85	73,444
4.45%, 09/01/48	100	85,838
4.60%, 05/26/45	75	66,849
4.70%, 12/09/35	84	81,768
65
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.88%, 07/15/40	$35	$33,175
4.88%, 12/09/45	175	160,978
5.15%, 09/09/52	85	80,273
5.45%, 08/14/53	80	79,053
5.70%, 02/01/39	50	52,268
6.30%, 10/15/37	95	104,296
6.30%, 03/01/38	95	104,349
Nordstrom Inc., 5.00%, 01/15/44	105	80,081
QVC Inc., 5.95%, 03/15/43	30	16,556
Starbucks Corp.
3.35%, 03/12/50	85	58,925
3.50%, 11/15/50	135	96,623
3.75%, 12/01/47	65	49,245
4.30%, 06/15/45	45	37,974
4.45%, 08/15/49	105	89,029
4.50%, 11/15/48	70	60,045
Target Corp.
2.95%, 01/15/52	120	78,772
3.63%, 04/15/46	60	46,829
3.90%, 11/15/47	75	60,738
4.00%, 07/01/42	130	111,822
4.80%, 01/15/53(b)	155	142,661
7.00%, 01/15/38	100	117,534
TJX Companies Inc. (The), 4.50%, 04/15/50	55	49,401
Walgreen Co., 4.40%, 09/15/42	30	20,915
Walgreens Boots Alliance Inc.
4.10%, 04/15/50(b)	86	60,416
4.65%, 06/01/46	35	24,583
4.80%, 11/18/44	93	73,287
Walmart Inc.
2.50%, 09/22/41	140	99,902
2.65%, 09/22/51	150	96,321
2.95%, 09/24/49	45	31,154
3.63%, 12/15/47	20	15,781
3.95%, 06/28/38	125	114,401
4.00%, 04/11/43	95	82,484
4.05%, 06/29/48	200	169,017
4.30%, 04/22/44	70	63,417
4.50%, 09/09/52	120	108,313
4.50%, 04/15/53	85	76,751
5.00%, 10/25/40	60	60,522
5.25%, 09/01/35	80	84,313
5.63%, 04/01/40	85	91,275
5.63%, 04/15/41	70	74,786
6.20%, 04/15/38	75	84,719
6.50%, 08/15/37	25	28,916
Yum! Brands Inc.
5.35%, 11/01/43	30	28,376
6.88%, 11/15/37	40	43,205
		8,516,484
Semiconductors — 1.1%
Advanced Micro Devices Inc., 4.39%, 06/01/52	45	38,834
Analog Devices Inc.
2.80%, 10/01/41	90	65,958
2.95%, 10/01/51	130	86,047
5.30%, 12/15/45	40	39,847
5.30%, 04/01/54	30	29,608
Applied Materials Inc.
2.75%, 06/01/50	110	71,194
4.35%, 04/01/47	107	93,253
5.10%, 10/01/35	65	66,213
Security	Par (000)	Value
Semiconductors (continued)
5.85%, 06/15/41	$55	$58,528
Broadcom Inc.
3.14%, 11/15/35(a)	295	245,827
3.19%, 11/15/36(a)	295	242,795
3.50%, 02/15/41(a)	335	266,594
3.75%, 02/15/51(a)	235	179,005
4.93%, 05/15/37(a)	270	262,079
Foundry JV Holdco LLC
6.10%, 01/25/36(a)	200	208,603
6.20%, 01/25/37(a)	200	210,284
6.30%, 01/25/39(a)	200	212,546
Intel Corp.
2.80%, 08/12/41	85	56,903
3.05%, 08/12/51	145	88,181
3.10%, 02/15/60	120	68,195
3.20%, 08/12/61	100	58,201
3.25%, 11/15/49	190	122,093
3.73%, 12/08/47	220	155,931
4.10%, 05/19/46	146	111,147
4.10%, 05/11/47	115	87,076
4.25%, 12/15/42	70	56,007
4.60%, 03/25/40	85	74,229
4.75%, 03/25/50	220	181,561
4.80%, 10/01/41	90	78,238
4.90%, 07/29/45	50	42,978
4.90%, 08/05/52	180	151,231
4.95%, 03/25/60	100	83,267
5.05%, 08/05/62	130	108,655
5.60%, 02/21/54	85	79,232
5.63%, 02/10/43	115	110,189
5.70%, 02/10/53	185	174,185
5.90%, 02/10/63	100	95,797
KLA Corp.
3.30%, 03/01/50	115	81,911
4.95%, 07/15/52	150	140,232
5.00%, 03/15/49	70	66,140
5.25%, 07/15/62	55	52,872
Lam Research Corp.
2.88%, 06/15/50	115	75,100
3.13%, 06/15/60	45	28,616
4.88%, 03/15/49	75	69,397
Micron Technology Inc.
3.37%, 11/01/41	35	26,342
3.48%, 11/01/51	60	41,555
NVIDIA Corp.
3.50%, 04/01/40	111	93,915
3.50%, 04/01/50	255	196,147
3.70%, 04/01/60	65	49,880
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	35	25,539
3.25%, 05/11/41	130	97,601
3.25%, 11/30/51	55	36,685
Qualcomm Inc.
3.25%, 05/20/50	120	84,198
4.30%, 05/20/47	187	159,041
4.50%, 05/20/52	125	107,997
4.65%, 05/20/35	110	108,204
4.80%, 05/20/45	160	147,693
6.00%, 05/20/53	115	122,680
Texas Instruments Inc.
2.70%, 09/15/51	55	34,585
Schedule of Investments
66

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.88%, 03/15/39	$95	$84,238
4.10%, 08/16/52	35	28,705
4.15%, 05/15/48	170	142,666
5.00%, 03/14/53	65	61,457
5.05%, 05/18/63	135	126,174
5.15%, 02/08/54	85	82,312
TSMC Arizona Corp., 3.25%, 10/25/51	200	150,725
		6,883,118
Software — 1.2%
AppLovin Corp., 5.95%, 12/01/54	20	20,266
Electronic Arts Inc., 2.95%, 02/15/51	20	12,906
Fidelity National Information Services Inc.
3.10%, 03/01/41	80	59,220
4.50%, 08/15/46	35	29,659
Fiserv Inc., 4.40%, 07/01/49	215	180,147
Intuit Inc., 5.50%, 09/15/53	135	136,548
Microsoft Corp.
2.50%, 09/15/50	200	125,662
2.53%, 06/01/50	649	413,413
2.68%, 06/01/60	299	181,749
2.92%, 03/17/52	650	443,450
3.04%, 03/17/62	177	116,621
3.45%, 08/08/36	210	188,236
3.50%, 11/15/42	65	54,300
3.70%, 08/08/46	205	168,193
3.75%, 02/12/45	50	43,044
4.00%, 02/12/55	45	37,537
4.10%, 02/06/37	120	114,254
4.20%, 11/03/35	130	127,448
4.25%, 02/06/47	80	73,133
4.45%, 11/03/45	125	117,909
4.50%, 10/01/40	70	69,515
4.50%, 06/15/47	135	124,372
4.50%, 02/06/57	25	23,081
5.20%, 06/01/39	20	21,061
5.30%, 02/08/41(b)	55	60,652
Oracle Corp.
3.60%, 04/01/40	310	247,325
3.60%, 04/01/50	470	334,775
3.65%, 03/25/41	240	189,612
3.80%, 11/15/37	170	144,553
3.85%, 07/15/36	145	126,185
3.85%, 04/01/60	380	267,299
3.90%, 05/15/35	105	93,897
3.95%, 03/25/51	350	263,533
4.00%, 07/15/46	320	250,827
4.00%, 11/15/47	240	186,592
4.10%, 03/25/61	145	106,298
4.13%, 05/15/45	125	100,860
4.38%, 05/15/55	125	99,479
4.50%, 07/08/44	115	98,556
5.38%, 07/15/40	170	165,583
5.38%, 09/27/54	250	234,826
5.50%, 08/03/35	275	279,858
5.50%, 09/27/64	120	111,878
5.55%, 02/06/53	205	196,438
6.00%, 08/03/55	275	280,985
6.13%, 07/08/39	200	211,217
6.13%, 08/03/65	105	107,202
6.50%, 04/15/38	126	137,352
6.90%, 11/09/52	190	215,449
Security	Par (000)	Value
Software (continued)
Salesforce Inc.
2.70%, 07/15/41	$155	$112,313
2.90%, 07/15/51	200	131,472
3.05%, 07/15/61	95	59,776
		7,696,516
Telecommunications — 2.5%
America Movil SAB de CV
4.38%, 07/16/42	50	43,294
4.38%, 04/22/49	50	42,444
6.13%, 11/15/37	120	127,349
6.13%, 03/30/40	129	136,822
6.38%, 03/01/35	186	202,100
AT&T Inc.
3.10%, 02/01/43	115	83,917
3.30%, 02/01/52	75	50,914
3.50%, 06/01/41	305	239,351
3.50%, 09/15/53	810	565,876
3.50%, 02/01/61	30	19,912
3.55%, 09/15/55	820	568,390
3.65%, 06/01/51	310	224,606
3.65%, 09/15/59	681	471,047
3.80%, 12/01/57	650	467,004
3.85%, 06/01/60	125	89,269
4.30%, 12/15/42	170	145,763
4.35%, 06/15/45	115	97,045
4.50%, 05/15/35	260	245,816
4.50%, 03/09/48	160	135,376
4.55%, 03/09/49	135	115,565
4.65%, 06/01/44	90	79,270
4.75%, 05/15/46	185	164,684
4.80%, 06/15/44	35	31,633
4.85%, 03/01/39	80	75,847
4.90%, 08/15/37	95	91,274
5.15%, 03/15/42	75	70,621
5.15%, 11/15/46	60	56,563
5.15%, 02/15/50	45	41,847
5.25%, 03/01/37	90	89,641
5.45%, 03/01/47	75	72,845
5.55%, 08/15/41	20	19,964
5.65%, 02/15/47	100	101,104
5.70%, 03/01/57	30	29,428
6.00%, 08/15/40	25	26,037
6.38%, 03/01/41	65	70,147
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	85	60,524
4.30%, 07/29/49	65	52,358
4.46%, 04/01/48	100	82,884
5.55%, 02/15/54	90	86,244
7.00%, 09/15/55(c)	72	72,258
Series US-4, 3.65%, 03/17/51	65	46,736
Series US-6, 3.20%, 02/15/52	85	55,600
Cisco Systems Inc.
5.30%, 02/26/54	200	200,051
5.35%, 02/26/64	100	98,746
5.50%, 01/15/40	220	227,501
5.50%, 02/24/55	50	51,288
5.90%, 02/15/39	170	183,509
Corning Inc.
3.90%, 11/15/49	20	15,521
4.38%, 11/15/57	100	81,279
4.70%, 03/15/37	50	47,497
67
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.75%, 03/15/42	$55	$50,127
5.35%, 11/15/48	50	48,310
5.45%, 11/15/79	90	84,596
5.75%, 08/15/40	51	52,270
5.85%, 11/15/68	40	40,000
Deutsche Telekom AG, 3.63%, 01/21/50(a)	150	111,393
Deutsche Telekom International Finance BV, 4.75%, 06/21/38(a)	20	18,899
Embarq Corp., 8.00%, 06/01/36	127	61,931
Juniper Networks Inc., 5.95%, 03/15/41	51	51,454
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	38	30,766
Series U, 7.65%, 03/15/42	30	24,677
Motorola Solutions Inc., 5.50%, 09/01/44	41	40,220
Nokia OYJ, 6.63%, 05/15/39	60	62,178
Optics Bidco SpA
Series 2036, 7.20%, 07/18/36(a)	58	58,199
Series 2038, 7.72%, 06/04/38(a)	55	56,978
Orange SA
5.38%, 01/13/42	50	49,018
5.50%, 02/06/44	35	34,961
Rogers Communications Inc.
3.70%, 11/15/49	151	107,269
4.30%, 02/15/48	85	67,885
4.35%, 05/01/49	143	113,764
4.50%, 03/15/42	95	81,721
4.50%, 03/15/43	90	76,835
4.55%, 03/15/52	220	178,934
5.00%, 03/15/44	80	72,298
5.45%, 10/01/43	35	33,493
7.13%, 04/15/55(c)	56	56,193
7.50%, 08/15/38	70	80,698
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	34	24,868
Telecom Italia Capital SA
7.20%, 07/18/36	55	56,203
7.72%, 06/04/38	55	56,942
Telefonica Emisiones SA
4.90%, 03/06/48	150	129,951
5.21%, 03/08/47	260	236,690
5.52%, 03/01/49	150	141,351
7.05%, 06/20/36	195	218,284
TELUS Corp.
4.30%, 06/15/49	30	23,932
4.60%, 11/16/48	50	42,128
T-Mobile USA Inc.
3.00%, 02/15/41	280	206,197
3.30%, 02/15/51	320	218,086
3.40%, 10/15/52	300	206,505
3.60%, 11/15/60	170	116,792
4.38%, 04/15/40	235	208,934
4.50%, 04/15/50	325	274,682
5.25%, 06/15/55	145	135,859
5.50%, 01/15/55	85	82,371
5.65%, 01/15/53	195	193,462
5.75%, 01/15/54	120	120,784
5.80%, 09/15/62	70	70,073
6.00%, 06/15/54	110	114,966
Verizon Communications Inc.
2.65%, 11/20/40	355	252,122
2.85%, 09/03/41	140	100,529
Security	Par (000)	Value
Telecommunications (continued)
2.88%, 11/20/50	$325	$207,871
2.99%, 10/30/56	293	180,523
3.00%, 11/20/60	215	131,006
3.40%, 03/22/41	395	309,013
3.55%, 03/22/51	500	367,250
3.70%, 03/22/61	330	234,129
3.85%, 11/01/42	100	81,470
3.88%, 03/01/52	125	95,802
4.00%, 03/22/50	145	114,218
4.13%, 08/15/46	100	81,713
4.27%, 01/15/36	135	124,628
4.52%, 09/15/48	105	90,896
4.67%, 03/15/55	80	68,842
4.75%, 11/01/41	77	70,965
4.81%, 03/15/39	135	127,440
4.86%, 08/21/46	175	160,633
5.01%, 04/15/49	50	47,744
5.01%, 08/21/54	75	68,730
5.25%, 03/16/37	40	40,175
5.50%, 03/16/47	80	80,044
5.50%, 02/23/54	105	104,110
5.85%, 09/15/35	80	84,266
6.55%, 09/15/43	155	173,752
Vodafone Group PLC
4.25%, 09/17/50	175	138,228
4.88%, 06/19/49	200	174,683
5.00%, 05/30/38	50	48,437
5.13%, 06/19/59	40	35,178
5.13%, 06/04/81, (5-year CMT + 3.073%)(c)	110	84,955
5.25%, 05/30/48	115	107,798
5.63%, 02/10/53	95	91,014
5.75%, 06/28/54	185	181,172
5.75%, 02/10/63	45	42,962
5.88%, 06/28/64	110	107,538
6.15%, 02/27/37	103	109,984
		15,598,708
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	40	35,517
6.35%, 03/15/40	55	57,127
Mattel Inc., 5.45%, 11/01/41	45	42,150
		134,794
Transportation — 1.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	50	32,325
3.05%, 02/15/51	45	30,506
3.30%, 09/15/51	80	56,800
3.55%, 02/15/50	110	82,654
3.90%, 08/01/46	80	64,942
4.05%, 06/15/48	105	86,481
4.13%, 06/15/47	50	41,980
4.15%, 04/01/45	125	106,271
4.15%, 12/15/48	60	50,016
4.38%, 09/01/42	90	80,170
4.40%, 03/15/42	85	76,071
4.45%, 03/15/43	100	89,553
4.45%, 01/15/53	125	108,508
4.55%, 09/01/44	80	72,103
4.70%, 09/01/45	35	32,071
4.90%, 04/01/44	55	52,028
Schedule of Investments
68

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.95%, 09/15/41	$55	$52,641
5.05%, 03/01/41	30	29,130
5.15%, 09/01/43	80	78,827
5.20%, 04/15/54	185	180,150
5.40%, 06/01/41	80	80,617
5.50%, 03/15/55	125	127,441
5.75%, 05/01/40	90	94,988
6.15%, 05/01/37	75	82,348
6.20%, 08/15/36	75	82,663
Canadian National Railway Co.
2.45%, 05/01/50	65	39,218
3.20%, 08/02/46	55	39,975
3.65%, 02/03/48	65	50,654
4.40%, 08/05/52	75	65,193
4.45%, 01/20/49	75	66,037
6.13%, 11/01/53	20	22,310
6.20%, 06/01/36	35	38,390
6.38%, 11/15/37	67	74,745
Canadian Pacific Railway Co.
3.00%, 12/02/41	50	36,685
3.10%, 12/02/51	205	138,302
3.50%, 05/01/50	100	73,017
4.20%, 11/15/69	25	19,193
4.30%, 05/15/43	65	56,314
4.70%, 05/01/48	60	54,046
4.80%, 09/15/35	50	49,149
4.80%, 08/01/45	45	41,248
4.95%, 08/15/45	65	61,181
5.95%, 05/15/37	40	42,393
6.13%, 09/15/2115	88	93,514
CSX Corp.
2.50%, 05/15/51	35	20,943
3.35%, 09/15/49	75	53,764
3.80%, 11/01/46	137	109,017
3.80%, 04/15/50	65	50,773
3.95%, 05/01/50	41	32,917
4.10%, 03/15/44	128	108,560
4.25%, 11/01/66	35	27,567
4.30%, 03/01/48	100	85,095
4.40%, 03/01/43	71	63,380
4.50%, 03/15/49	95	83,532
4.50%, 11/15/52	125	108,673
4.50%, 08/01/54	55	47,791
4.65%, 03/01/68	35	29,740
4.75%, 05/30/42	110	102,442
4.75%, 11/15/48	5	4,556
5.50%, 04/15/41	95	96,889
6.00%, 10/01/36	40	43,171
6.15%, 05/01/37	50	54,304
6.22%, 04/30/40	105	114,873
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(f)	200	176,310
FedEx Corp.
3.25%, 05/15/41	25	18,072
3.90%, 02/01/35	50	44,801
4.05%, 02/15/48	125	96,308
4.10%, 04/15/43	75	59,599
4.10%, 02/01/45	80	61,720
4.40%, 01/15/47	100	81,096
4.55%, 04/01/46	150	122,907
4.75%, 11/15/45	50	43,792
Security	Par (000)	Value
Transportation (continued)
4.95%, 10/17/48	$105	$90,404
5.10%, 01/15/44	88	80,405
5.25%, 05/15/50(b)	150	136,499
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	160,710
Norfolk Southern Corp.
2.90%, 08/25/51	60	38,377
3.05%, 05/15/50	95	63,354
3.16%, 05/15/55	105	68,641
3.40%, 11/01/49	85	61,118
3.70%, 03/15/53	70	51,904
3.94%, 11/01/47	109	86,776
3.95%, 10/01/42	55	45,564
4.05%, 08/15/52	95	75,316
4.10%, 05/15/49	70	56,591
4.10%, 05/15/2121	35	25,287
4.15%, 02/28/48	60	49,561
4.45%, 06/15/45	25	21,809
4.55%, 06/01/53	95	82,048
4.65%, 01/15/46	50	44,714
4.84%, 10/01/41	75	70,176
5.10%, 12/31/49	20	17,907
5.35%, 08/01/54	70	68,329
5.95%, 03/15/64	70	73,482
Polar Tankers Inc., 5.95%, 05/10/37(a)	27	27,505
Union Pacific Corp.
2.95%, 03/10/52	125	81,762
2.97%, 09/16/62	55	33,005
3.20%, 05/20/41	140	107,858
3.25%, 02/05/50	225	158,896
3.35%, 08/15/46	5	3,710
3.38%, 02/14/42	40	31,358
3.50%, 02/14/53	145	105,498
3.55%, 08/15/39	80	66,941
3.55%, 05/20/61	35	24,443
3.60%, 09/15/37	76	65,565
3.75%, 02/05/70	65	45,489
3.80%, 10/01/51	100	77,283
3.80%, 04/06/71	70	49,635
3.84%, 03/20/60	200	148,417
3.85%, 02/14/72	50	35,988
3.88%, 02/01/55	70	53,972
3.95%, 08/15/59	70	53,199
4.00%, 04/15/47	90	73,754
4.05%, 11/15/45	120	99,880
4.05%, 03/01/46	100	83,146
4.10%, 09/15/67	65	49,444
4.30%, 03/01/49	85	72,637
4.50%, 09/10/48	35	30,684
4.95%, 09/09/52	15	14,065
5.15%, 01/20/63	30	28,263
5.60%, 12/01/54	125	128,083
United Parcel Service Inc.
3.40%, 11/15/46	20	14,845
3.63%, 10/01/42	115	92,073
3.75%, 11/15/47	137	107,339
4.25%, 03/15/49	95	79,702
4.88%, 11/15/40	65	62,588
5.05%, 03/03/53	135	127,090
5.20%, 04/01/40	80	79,664
5.30%, 04/01/50	120	117,215
5.50%, 05/22/54	105	105,545
69
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.60%, 05/22/64	$45	$45,292
6.20%, 01/15/38	185	202,686
		9,128,931
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	100	64,748
5.20%, 03/15/44	65	61,435
5.50%, 06/15/35	50	50,663
6.05%, 06/05/54	50	51,356
		228,202
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51	55	37,780
3.45%, 05/01/50	70	50,236
3.75%, 09/01/47	95	72,963
4.00%, 12/01/46	40	31,887
4.15%, 06/01/49	75	60,748
4.20%, 09/01/48	90	73,778
4.30%, 12/01/42	50	43,682
4.30%, 09/01/45	50	42,494
5.45%, 03/01/54	75	73,518
6.59%, 10/15/37	50	56,290
Essential Utilities Inc.
3.35%, 04/15/50	75	51,198
4.28%, 05/01/49	80	64,479
5.30%, 05/01/52	30	28,131
		687,184
Total Corporate Bonds & Notes — 45.5% (Cost: $314,648,287)		284,741,198
Foreign Government Obligations
Angola — 0.1%
Angola Government International Bonds
9.13%, 11/26/49(f)	200	161,152
9.38%, 05/08/48(f)	200	164,713
		325,865
Argentina — 0.7%
Argentina Bonar Bonds
3.50%, 07/09/41(e)	59	34,765
4.13%, 07/09/35(e)	1,385	868,115
5.00%, 01/09/38(e)	315	203,730
Argentina Republic Government International Bonds
3.50%, 07/09/41(b)(e)	1,084	638,455
4.13%, 07/09/35(e)	2,270	1,436,600
4.13%, 07/09/46(b)(e)	223	140,007
5.00%, 01/09/38(b)(e)	1,200	803,907
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	110	64,187
6.63%, 09/01/37(e)(f)	626	413,933
		4,603,699
Bahrain — 0.1%
Bahrain Government International Bonds
6.00%, 09/19/44(f)	200	170,809
7.50%, 02/12/36(f)	200	210,536
		381,345
Brazil — 0.2%
Brazil Government International Bonds
4.75%, 01/14/50	600	426,656
Security	Par (000)	Value
Brazil (continued)
5.00%, 01/27/45(b)	$400	$306,728
5.63%, 01/07/41	200	177,754
5.63%, 02/21/47	200	164,468
7.13%, 01/20/37(b)	200	212,908
7.13%, 05/13/54	200	194,210
		1,482,724
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(f)	100	96,950
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52(a)	55	44,362
Chile — 0.2%
Chile Government International Bonds
3.10%, 05/07/41	200	148,305
3.10%, 01/22/61	400	246,698
3.50%, 01/25/50	200	144,061
3.50%, 04/15/53	200	141,064
3.63%, 10/30/42	150	117,724
3.86%, 06/21/47	200	155,164
4.00%, 01/31/52	200	155,406
4.34%, 03/07/42	200	173,534
4.95%, 01/05/36	200	194,087
		1,476,043
China — 0.1%
China Government International Bonds, 2.75%, 12/03/39(f)	200	170,365
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	179,382
		349,747
Colombia — 0.3%
Colombia Government International Bonds
3.88%, 02/15/61	200	109,140
4.13%, 02/22/42	400	261,309
5.00%, 06/15/45	600	420,250
5.20%, 05/15/49	200	139,337
5.63%, 02/26/44	200	152,312
6.13%, 01/18/41	200	166,938
7.38%, 09/18/37	150	145,910
8.00%, 11/14/35	200	205,134
8.38%, 11/07/54	200	198,306
8.75%, 11/14/53	200	207,154
		2,005,790
Costa Rica — 0.1%
Costa Rica Government International Bonds
7.16%, 03/12/45(f)	200	209,200
7.30%, 11/13/54(f)	200	210,633
		419,833
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.30%, 01/21/41(f)	150	130,217
5.88%, 01/30/60(f)	300	264,995
6.40%, 06/05/49(f)	150	143,780
6.50%, 02/15/48(f)	150	145,385
6.85%, 01/27/45(f)	250	252,144
7.15%, 02/24/55(a)	150	155,433
7.45%, 04/30/44(f)	200	214,369
		1,306,323
Schedule of Investments
70

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ecuador — 0.1%
Ecuador Government International Bonds
5.00%, 07/31/40(e)(f)	$350	$172,539
5.50%, 07/31/35(e)(f)	712	383,822
		556,361
Egypt — 0.1%
Egypt Government International Bonds
7.50%, 02/16/61(f)	200	141,423
7.90%, 02/21/48(f)	200	150,433
8.50%, 01/31/47(f)	400	318,263
8.70%, 03/01/49(f)	200	161,428
8.88%, 05/29/50(f)	200	163,168
		934,715
El Salvador — 0.1%
El Salvador Government International Bonds
7.12%, 01/20/50(f)	200	170,645
7.65%, 06/15/35(f)	225	217,695
		388,340
Ghana — 0.0%
Ghana Government International Bonds
1.50%, 01/03/37(f)	100	43,077
5.00%, 07/03/35(e)(f)	339	251,371
		294,448
Guatemala — 0.1%
Guatemala Government Bonds
6.13%, 06/01/50(f)	200	181,950
6.60%, 06/13/36(f)	200	201,873
		383,823
Hong Kong — 0.1%
Airport Authority, 3.25%, 01/12/52(a)	200	151,672
Hong Kong Government International Bonds, 5.25%, 01/11/53(a)	200	217,897
		369,569
Hungary — 0.1%
Hungary Government International Bonds
3.13%, 09/21/51(f)	200	126,330
5.50%, 03/26/36(f)	200	195,694
6.75%, 09/25/52(f)	200	215,246
7.63%, 03/29/41	200	232,287
		769,557
Indonesia — 0.5%
Indonesia Government International Bonds
3.05%, 03/12/51	200	134,785
3.20%, 09/23/61	200	128,607
3.50%, 02/14/50	200	147,820
3.70%, 10/30/49	200	152,891
4.20%, 10/15/50	200	166,716
4.35%, 01/11/48	200	171,689
4.63%, 04/15/43(f)	200	183,308
5.10%, 02/10/54	200	188,561
5.13%, 01/15/45(f)	200	193,107
5.25%, 01/17/42(f)	200	197,886
5.25%, 01/08/47(f)	200	195,153
5.95%, 01/08/46(f)	200	211,278
6.63%, 02/17/37(f)	200	222,503
6.75%, 01/15/44(f)	200	229,846
7.75%, 01/17/38(f)	200	244,474
8.50%, 10/12/35(f)	200	251,132
Security	Par (000)	Value
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	$200	$153,149
		3,172,905
Israel — 0.2%
Israel Government International Bonds
3.88%, 07/03/50	200	146,645
4.50%, 01/30/43	200	171,889
5.75%, 03/12/54	400	378,786
State of Israel
3.38%, 01/15/50	200	135,428
3.80%, 05/13/60(f)	600	402,216
		1,234,964
Italy — 0.1%
Republic of Italy Government International Bonds
3.88%, 05/06/51	230	162,795
4.00%, 10/17/49	340	253,268
		416,063
Ivory Coast — 0.0%
Ivory Coast Government International Bonds, 8.25%, 01/30/37(f)	200	194,869
Jamaica — 0.1%
Jamaica Government International Bonds
7.88%, 07/28/45	200	233,746
8.00%, 03/15/39	200	234,337
		468,083
Jordan — 0.0%
Jordan Government International Bonds, 7.38%, 10/10/47(f)	200	178,884
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.88%, 10/14/44(f)	200	186,448
6.50%, 07/21/45(f)	200	220,738
		407,186
Lebanon — 0.0%
Lebanon Government International Bonds
7.05%, 11/02/35(f)(g)(h)	100	18,951
7.25%, 03/23/37(f)(g)(h)	50	9,481
		28,432
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	182,091
Mexico — 0.7%
Mexico Government International Bonds
3.75%, 04/19/71	200	116,208
3.77%, 05/24/61	400	240,249
4.28%, 08/14/41	300	229,933
4.35%, 01/15/47	200	145,855
4.40%, 02/12/52	200	142,028
4.50%, 01/31/50	200	147,493
4.60%, 01/23/46	200	151,664
4.60%, 02/10/48	200	149,966
4.75%, 03/08/44	490	386,852
5.00%, 04/27/51	400	314,267
5.55%, 01/21/45(b)	300	268,560
5.75%, 10/12/2110	250	200,168
6.00%, 05/07/36	400	389,394
6.05%, 01/11/40	350	333,047
6.34%, 05/04/53	200	185,680
71
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
6.40%, 05/07/54	$200	$187,171
6.88%, 05/13/37	400	412,845
7.38%, 05/13/55	200	209,722
		4,211,102
Morocco — 0.0%
Morocco Government International Bonds, 4.00%, 12/15/50(f)	400	276,932
Nigeria — 0.1%
Nigeria Government International Bonds
7.63%, 11/28/47(f)	200	159,953
7.70%, 02/23/38(f)	200	169,677
8.25%, 09/28/51(f)	200	168,067
		497,697
Oman — 0.1%
Oman Government International Bonds
6.50%, 03/08/47(f)	200	204,993
6.75%, 01/17/48(f)	200	209,233
7.00%, 01/25/51(f)	200	215,996
		630,222
Panama — 0.2%
Panama Government International Bonds
3.87%, 07/23/60	200	111,262
4.30%, 04/29/53	200	126,092
4.50%, 05/15/47	200	135,391
4.50%, 04/16/50	200	131,161
4.50%, 04/01/56	200	126,276
4.50%, 01/19/63	200	124,030
6.70%, 01/26/36	315	304,361
6.85%, 03/28/54	200	179,258
8.00%, 03/01/38	200	209,256
		1,447,087
Paraguay — 0.1%
Paraguay Government International Bonds
5.40%, 03/30/50(f)	200	175,103
6.10%, 08/11/44(f)	200	194,076
		369,179
Peru — 0.2%
Peru Government International Bonds
2.78%, 12/01/60	260	145,730
3.23%	130	72,199
3.30%, 03/11/41	100	74,915
3.55%, 03/10/51	200	141,234
3.60%, 01/15/72	125	79,784
5.63%, 11/18/50	220	212,794
5.88%, 08/08/54	100	98,716
6.55%, 03/14/37	250	267,531
		1,092,903
Philippines — 0.3%
Philippines Government International Bonds
2.65%, 12/10/45	200	129,924
2.95%, 05/05/45	200	137,932
3.20%, 07/06/46	200	142,225
3.70%, 03/01/41	400	325,217
3.70%, 02/02/42	200	161,303
3.95%, 01/20/40	300	255,213
4.20%, 03/29/47	200	165,892
5.50%, 01/17/48	400	399,972
		1,717,678
Security	Par (000)	Value
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 04/04/53	$390	$376,755
5.50%, 03/18/54	400	385,831
		762,586
Qatar — 0.4%
Qatar Government International Bonds
4.40%, 04/16/50(f)	400	349,871
4.63%, 06/02/46(f)	200	183,647
4.82%, 03/14/49(f)	600	560,903
5.10%, 04/23/48(f)	700	681,492
5.75%, 01/20/42(a)	400	426,097
		2,202,010
Romania — 0.1%
Romania Government International Bonds
4.00%, 02/14/51(f)	200	128,972
5.13%, 06/15/48(f)	140	108,124
6.13%, 01/22/44(b)(f)	140	124,190
7.63%, 01/17/53(f)	150	153,992
		515,278
Saudi Arabia — 0.5%
Saudi Government International Bonds
3.25%, 11/17/51(f)	200	132,148
3.45%, 02/02/61(f)	200	128,734
3.75%, 01/21/55(f)	400	281,046
4.50%, 10/26/46(f)	600	504,668
4.50%, 04/22/60(f)	200	160,743
4.63%, 10/04/47(f)	400	340,251
5.00%, 04/17/49(f)	600	537,868
5.00%, 01/18/53(f)	400	352,985
5.25%, 01/16/50(f)	400	371,975
5.75%, 01/16/54(f)	400	391,524
		3,201,942
Senegal — 0.0%
Senegal Government International Bonds, 6.75%, 03/13/48(f)	200	134,404
South Africa — 0.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	142,658
5.38%, 07/24/44	200	153,476
5.65%, 09/27/47	200	152,918
5.75%, 09/30/49	400	305,932
7.30%, 04/20/52	200	183,386
7.95%, 11/19/54(f)	200	195,401
		1,133,771
South Korea — 0.0%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	145,721
Korea International Bonds, 3.88%, 09/20/48	200	170,840
		316,561
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
3.60%, 05/15/36(e)(f)	140	113,910
3.60%, 02/15/38(e)(f)	238	196,079
		309,989
Supranational — 0.0%
Inter-American Development Bank
3.20%, 08/07/42	100	82,396
3.88%, 10/28/41	110	99,689
Schedule of Investments
72

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.38%, 01/24/44	$50	$47,871
		229,956
Turkey — 0.3%
Turkiye Government International Bonds
4.88%, 04/16/43	200	144,587
5.75%, 05/11/47	400	313,250
6.00%, 01/14/41	300	254,009
6.63%, 02/17/45(b)	400	350,563
6.75%, 05/30/40	200	187,042
6.88%, 03/17/36	350	341,427
7.25%, 03/05/38(b)	50	51,374
		1,642,252
Ukraine — 0.0%
Ukraine Government International Bonds
0.00%, 02/01/36(e)(f)	141	92,200
1.75%, 02/01/36(e)(f)	257	146,948
		239,148
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
2.70%, 09/02/70(f)	200	113,212
3.00%, 09/15/51(f)	200	134,686
3.13%, 09/30/49(f)	400	276,810
3.88%, 04/16/50(f)	400	316,698
4.13%, 10/11/47(f)	200	166,833
5.50%, 04/30/54(f)	200	203,906
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(f)	200	195,066
Finance Department Government of Sharjah
4.00%, 07/28/50(f)	200	131,017
6.13%, 03/06/36(f)	200	198,433
UAE International Government Bonds
3.25%, 10/19/61(f)	200	135,378
4.95%, 07/07/52(f)	200	189,261
		2,061,300
Uruguay — 0.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	130	120,256
Uruguay Government International Bonds
4.13%, 11/20/45	55	47,059
4.98%, 04/20/55	305	275,964
5.10%, 06/18/50	440	412,322
5.44%, 02/14/37	95	95,946
7.63%, 03/21/36	150	177,650
		1,129,197
Zambia — 0.0%
Zambia Government International Bonds, 0.50%, 12/31/53(f)	200	126,470
Total Foreign Government Obligations — 7.4% (Cost: $48,651,393)		46,720,635
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	143,795
California — 0.5%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	50	59,521
Series S-3, 6.91%, 10/01/50	170	200,014
Security	Par (000)	Value
California (continued)
California State University RB
Class B,2.72%, 11/01/52	$200	$132,713
5.18%, 11/01/53	100	97,080
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	117,291
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	53,254
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49	100	82,470
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	200	229,981
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	59,378
Regents of the University of California Medical Center Pooled Revenue RB
3.71%, 05/15/2120	225	151,616
Series N, 3.26%, 05/15/60	65	43,331
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	164,976
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	131,014
San Diego County Water Authority RB BAB, Series B, Class B,6.14%, 05/01/49	50	53,559
State of California GO
4.60%, 04/01/38	100	96,857
5.20%, 03/01/43	205	204,539
State of California GO BAB
7.30%, 10/01/39	400	466,552
7.55%, 04/01/39	250	303,411
7.60%, 11/01/40(b)	245	299,485
University of California RB
Series AQ, 4.77%, 12/31/99	150	129,721
Series BG, 3.07%, 05/15/51	200	135,802
		3,212,565
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	21,031
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	45,301
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	45,418
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	90	100,622
Project M, Series 2010-A, 6.66%, 04/01/57	46	50,710
		151,332
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.57%, 01/01/54	250	223,308
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, Class B,6.90%, 12/01/40	230	256,646
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	57,200
73
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois GO BAB, 6.63%, 02/01/35	$169	$178,482
		715,636
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.20%, 12/01/39	210	214,165
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D,3.05%, 07/01/40	50	38,717
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	204,317
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	26,103
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	52,279
		282,699
Michigan — 0.1%
Michigan State University RB, 4.17%, 08/15/2122	100	77,912
University of Michigan RB
Class B,3.50%, 04/01/52	200	153,937
Series B, 2.44%, 04/01/40	200	150,851
		382,700
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50	100	73,321
New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	179,903
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	200	222,701
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	200	230,837
		633,441
New York — 0.4%
City of New York GO BAB, Series C-1, 5.52%, 10/01/37	300	304,972
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	50	51,348
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	130	155,311
Metropolitan Transportation Authority RB BAB, Series E, 6.81%, 11/15/40	200	222,850
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	250	249,694
6.01%, 06/15/42	200	210,925
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	49,990
5.57%, 11/01/38	50	50,208
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39(b)	100	102,561
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	197,998
5.07%, 07/15/53	30	29,418
Series 168, 4.93%, 10/01/51	80	76,880
Series 174, 4.46%, 10/01/62	350	306,191
Security	Par (000)	Value
New York (continued)
Series 181, 4.96%, 08/01/46	$50	$48,802
Series 225, 3.18%, 07/15/60	70	47,451
		2,104,599
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	50	64,895
American Municipal Power Inc. RB BAB, 6.45%, 02/15/44(b)	200	216,883
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	66,953
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	97,759
		446,490
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	81,894
4.71%, 05/01/52	175	166,908
		248,802
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	139,811
Pennsylvania State University (The) RB, 2.79%, 09/01/43	75	58,032
		197,843
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	44,098
Texas — 0.3%
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	150	146,973
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	51,633
Dallas Area Rapid Transit RB, Class A,2.61%, 12/01/48	100	68,494
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44(b)	100	105,688
Dallas County Hospital District GOL BAB, Series C, Class C,5.62%, 08/15/44	30	30,601
Dallas Fort Worth International Airport RB
Class A,4.51%, 11/01/51	200	179,080
Series C, Class C,2.92%, 11/01/50	100	71,637
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	40	40,142
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	150	106,357
North Texas Tollway Authority RB BAB, Series B, Class B,6.72%, 01/01/49	70	80,237
Permanent University Fund - Texas A&M University System RB, Series B, Class B,3.66%, 07/01/47	100	85,079
State of Texas GO BAB
5.52%, 04/01/39	250	257,442
Series A, Class A,4.68%, 04/01/40	100	96,372
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	190	193,270
5.17%, 04/01/41	200	203,457
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B,3.92%, 12/31/49	100	82,396
Schedule of Investments
74

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission GO, 2.47%, 10/01/44	$50	$35,534
		1,834,392
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50	270	160,362
Series C, 4.18%, 09/01/2117	45	35,314
		195,676
Total Municipal Debt Obligations — 1.8% (Cost: $12,401,171)		11,032,021
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34	500	430,730
Federal National Mortgage Association-ACES, Series 2019-M4, Class A2, 3.61%, 02/25/31	272	260,422
		691,152
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	317,007
Tennessee Valley Authority
3.50%, 12/15/42	50	42,329
4.65%, 06/15/35	75	76,253
5.25%, 09/15/39	65	69,138
5.25%, 02/01/55	50	51,345
5.38%, 04/01/56	500	525,268
5.88%, 04/01/36	200	223,215
		1,304,555
U.S. Government Obligations — 43.1%
U.S. Treasury Note/Bond
1.13%, 05/15/40	7,330	4,666,003
1.13%, 08/15/40	6,700	4,225,187
1.25%, 05/15/50	3,600	1,817,438
1.38%, 11/15/40	8,250	5,393,437
1.38%, 08/15/50	3,890	2,017,938
1.63%, 11/15/50	5,870	3,251,430
1.75%, 08/15/41	12,420	8,472,769
1.88%, 02/15/41	8,860	6,261,528
1.88%, 02/15/51	6,100	3,599,953
1.88%, 11/15/51	8,100	4,746,094
2.00%, 11/15/41	5,300	3,746,438
2.00%, 02/15/50	5,050	3,105,750
2.00%, 08/15/51	8,400	5,089,875
2.25%, 05/15/41	6,980	5,207,734
2.25%, 08/15/46	1,922	1,308,161
2.25%, 08/15/49	4,700	3,077,766
2.25%, 02/15/52	6,150	3,950,414
2.38%, 02/15/42	5,390	4,030,709
2.38%, 11/15/49	3,960	2,658,150
2.38%, 05/15/51	6,850	4,556,320
2.50%, 02/15/45	2,130	1,552,903
2.50%, 02/15/46	895	643,980
2.50%, 05/15/46	1,750	1,255,078
2.75%, 08/15/42	1,450	1,141,195
2.75%, 11/15/42	4,355	3,411,870
2.75%, 08/15/47	1,700	1,258,266
2.75%, 11/15/47	4,800	3,545,250
2.88%, 05/15/43	3,150	2,500,805
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 08/15/45	$500	$387,422
2.88%, 11/15/46	850	649,453
2.88%, 05/15/49	5,300	3,960,094
2.88%, 05/15/52	6,500	4,802,891
3.00%, 05/15/42	1,000	820,938
3.00%, 11/15/44	300	238,828
3.00%, 05/15/45	300	237,844
3.00%, 11/15/45	500	394,766
3.00%, 02/15/47	1,300	1,012,984
3.00%, 05/15/47	6,300	4,896,281
3.00%, 02/15/48	5,900	4,554,984
3.00%, 08/15/48	4,840	3,720,750
3.00%, 02/15/49	4,600	3,526,188
3.00%, 08/15/52	7,650	5,794,875
3.13%, 11/15/41	600	505,500
3.13%, 02/15/42	2,600	2,182,375
3.13%, 02/15/43	5,000	4,135,156
3.13%, 08/15/44	1,650	1,343,461
3.13%, 05/15/48	6,635	5,227,136
3.25%, 05/15/42	3,690	3,141,689
3.38%, 08/15/42	4,840	4,182,063
3.38%, 05/15/44	1,450	1,232,500
3.38%, 11/15/48	5,710	4,691,122
3.50%, 02/15/39	1,060	970,066
3.63%, 08/15/43	1,450	1,284,383
3.63%, 02/15/44	2,600	2,296,531
3.63%, 02/15/53	7,700	6,596,734
3.63%, 05/15/53	7,100	6,087,141
3.75%, 11/15/43	2,300	2,071,078
3.88%, 08/15/40	650	611,508
3.88%, 02/15/43	606	559,130
3.88%, 05/15/43	4,730	4,353,078
4.00%, 11/15/42	4,900	4,606,000
4.00%, 11/15/52	6,650	6,094,102
4.13%, 08/15/44	3,810	3,604,022
4.13%, 08/15/53	7,450	6,985,539
4.25%, 05/15/39	1,500	1,483,828
4.25%, 02/15/54	8,300	7,962,812
4.25%, 08/15/54	6,310	6,065,487
4.38%, 11/15/39	1,630	1,630,255
4.38%, 05/15/40	1,095	1,093,118
4.38%, 08/15/43	4,324	4,249,006
4.50%, 08/15/39	1,300	1,318,891
4.50%, 02/15/44	5,780	5,760,131
4.50%, 11/15/54	7,158	7,179,250
4.63%, 02/15/40	1,800	1,847,531
4.63%, 05/15/44	4,550	4,604,031
4.63%, 11/15/44	2,619	2,647,645
4.63%, 05/15/54	7,110	7,262,198
4.75%, 02/15/41	270	280,209
4.75%, 11/15/43	5,600	5,768,000
4.75%, 11/15/53	6,006	6,241,548
		269,644,993
Total U.S. Government & Agency Obligations — 43.4% (Cost: $317,780,588)		271,640,700
Total Long-Term Investments — 98.1% (Cost: $693,590,952)		614,245,701
75
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(i)(j)(k)	10,597,307	$10,597,307
Total Short-Term Securities — 1.7% (Cost: $10,597,307)		10,597,307
Total Investments — 99.8% (Cost: $704,188,259)		624,843,008
Other Assets Less Liabilities — 0.2%		1,523,645
Net Assets — 100.0%		$626,366,653

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,803,999	$—	$(206,692)(a)	$—	$—	$10,597,307	10,597,307	$203,955 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$111,147	$—	$111,147
Corporate Bonds & Notes	—	284,741,198	—	284,741,198
Foreign Government Obligations	—	46,720,635	—	46,720,635
Municipal Debt Obligations	—	11,032,021	—	11,032,021
U.S. Government & Agency Obligations	—	271,640,700	—	271,640,700
Short-Term Securities
Money Market Funds	10,597,307	—	—	10,597,307
	$10,597,307	$614,245,701	$—	$624,843,008
See notes to financial statements.
Schedule of Investments
76

Statements of Assets and Liabilities
February 28, 2025

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$222,001,382	$614,245,701
Investments, at value—affiliated(c)	29,771,474	10,597,307
Foreign currency, at value(d)	70	302
Receivables:
Investments sold	2,202,591	4,101,339
Securities lending income—affiliated	615	4,143
TBA sales commitments	2,815,392	—
Dividends—affiliated	99,864	12,414
Interest—unaffiliated	1,370,877	6,879,887
Total assets	258,262,265	635,841,093
LIABILITIES
Bank overdraft	28,768	13,845
Collateral on securities loaned, at value	1,213,962	5,487,307
TBA sales commitments, at value(e)	2,866,981	—
Payables:
Investments purchased	32,326,101	3,945,265
Investment advisory fees	8,038	28,023
Total liabilities	36,443,850	9,474,440
Commitments and contingent liabilities
NET ASSETS	$221,818,415	$626,366,653
NET ASSETS CONSIST OF
Paid-in capital	$233,673,499	$722,567,731
Accumulated loss	(11,855,084)	(96,201,078)
NET ASSETS	$221,818,415	$626,366,653
NET ASSET VALUE
Shares outstanding	5,100,000	12,350,000
Net asset value	$43.49	$50.72
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$227,102,899	$693,590,952
(b) Securities loaned, at value	$1,174,991	$5,337,349
(c) Investments, at cost—affiliated	$29,762,492	$10,597,307
(d) Foreign currency, at cost	$73	$311
(e) Proceeds from TBA sales commitments	$2,815,392	$—
See notes to financial statements.
77
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended February 28, 2025

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,047,608	$141,467
Interest—unaffiliated	8,160,424	29,106,953
Securities lending income—affiliated—net	12,032	62,488
Other income—unaffiliated	4,744	7,500
Total investment income	9,224,808	29,318,408
EXPENSES
Investment advisory	122,279	365,124
Total expenses	122,279	365,124
Less:
Investment advisory fees waived	(24,516)	—
Total expenses after fees waived	97,763	365,124
Net investment income	9,127,045	28,953,284
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,310,223)	(6,517,606)
Investments—affiliated	(2,374)	—
In-kind redemptions—unaffiliated(a)	(139,881)	(2,903,376)
	(1,452,478)	(9,420,982)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	5,165,926	10,981,006
Investments—affiliated	3,964	—
Foreign currency translations	(2)	(13)
	5,169,888	10,980,993
Net realized and unrealized gain	3,717,410	1,560,011
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,844,455	$30,513,295
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
78

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$9,127,045	$7,413,421	$28,953,284	$24,459,577
Net realized loss	(1,452,478)	(3,677,359)	(9,420,982)	(12,621,292)
Net change in unrealized appreciation (depreciation)	5,169,888	1,369,049	10,980,993	(11,146,391)
Net increase in net assets resulting from operations	12,844,455	5,105,111	30,513,295	691,894
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,944,733)	(7,338,415)	(28,803,357)	(23,425,037)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	47,585,126	9,723,073	41,431,534	267,929,414
NET ASSETS
Total increase in net assets	51,484,848	7,489,769	43,141,472	245,196,271
Beginning of year	170,333,567	162,843,798	583,225,181	338,028,910
End of year	$221,818,415	$170,333,567	$626,366,653	$583,225,181

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
79
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$42.58	$42.85	$48.76	$51.55	$51.67
Net investment income(a)	1.92	1.82	1.39	0.91	1.09
Net realized and unrealized gain (loss)(b)	0.88	(0.28)	(6.00)	(2.46)	0.15
Net increase (decrease) from investment operations	2.80	1.54	(4.61)	(1.55)	1.24
Distributions(c)
From net investment income	(1.89)	(1.81)	(1.30)	(0.86)	(1.36)
From net realized gain	—	—	—	(0.38)	—
Total distributions	(1.89)	(1.81)	(1.30)	(1.24)	(1.36)
Net asset value, end of year	$43.49	$42.58	$42.85	$48.76	$51.55
Total Return(d)
Based on net asset value	6.74%	3.69%	(9.51)%	(3.07)%	2.39%
Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.48%	4.28%	3.14%	1.79%	2.09%
Supplemental Data
Net assets, end of year (000)	$221,818	$170,334	$162,844	$107,265	$123,730
Portfolio turnover rate(f)(g)	304%	300%	335%	279%	384%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
80

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$50.50	$51.61	$66.64	$71.04	$73.73
Net investment income(a)	2.40	2.35	2.21	2.17	2.24
Net realized and unrealized gain (loss)(b)	0.22	(1.15)	(15.04)	(4.38)	(2.40)
Net increase (decrease) from investment operations	2.62	1.20	(12.83)	(2.21)	(0.16)
Distributions(c)
From net investment income	(2.40)	(2.31)	(2.20)	(2.19)	(2.23)
From net realized gain	—	—	—	—	(0.30)
Total distributions	(2.40)	(2.31)	(2.20)	(2.19)	(2.53)
Net asset value, end of year	$50.72	$50.50	$51.61	$66.64	$71.04
Total Return(d)
Based on net asset value	5.34%	2.42%	(19.44)%	(3.23)%	(0.36)%
Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.76%	4.66%	4.04%	3.05%	3.00%
Supplemental Data
Net assets, end of year (000)	$626,367	$583,225	$338,029	$306,529	$440,428
Portfolio turnover rate(f)	8%	9%	10%	15%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
81
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Notes to Financial Statements
82

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may
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Notes to Financial Statements  (continued)
be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
84

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$249,554	$(249,554)	$—	$—
BNP Paribas SA	63,509	(63,509)	—	—
Citadel Clearing LLC	8,205	(8,205)	—	—
Citigroup Global Markets, Inc.	8,154	(8,154)	—	—
Goldman Sachs & Co. LLC	152,710	(152,710)	—	—
J.P. Morgan Securities LLC	495,517	(495,517)	—	—
Jefferies LLC	52,851	(52,851)	—	—
Morgan Stanley	73,111	(73,111)	—	—
Pershing LLC	55,274	(55,274)	—	—
RBC Capital Markets LLC	16,106	(16,106)	—	—
	$1,174,991	$(1,174,991)	$—	$—
Core 10+ Year USD Bond
Barclays Bank PLC	$492,428	$(492,428)	$—	$—
BNP Paribas SA	118,409	(118,409)	—	—
BofA Securities, Inc.	55,729	(55,729)	—	—
Citadel Clearing LLC	147,523	(147,523)	—	—
Citigroup Global Markets, Inc.	76,647	(76,647)	—	—
Deutsche Bank Securities, Inc.	31,776	(31,776)	—	—
Goldman Sachs & Co. LLC	434,793	(434,793)	—	—
HSBC Securities (USA), Inc.	122,416	(122,416)	—	—
J.P. Morgan Securities LLC	3,254,334	(3,254,334)	—	—
Jefferies LLC	11,119	(11,119)	—	—
Morgan Stanley	156,167	(156,167)	—	—
RBC Capital Markets LLC	4,317	(4,317)	—	—
Scotia Capital (USA), Inc.	134,744	(134,744)	—	—
Scotia Capital Inc	145,117	(135,358)	—	9,759(b)
UBS AG	151,830	(151,830)	—	—
	$5,337,349	$(5,327,590)	$—	$9,759

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core 5-10 Year USD Bond	$24,516
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 5-10 Year USD Bond	$3,373
Core 10+ Year USD Bond	16,729
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
86

Notes to Financial Statements  (continued)
6. PURCHASES AND SALES
For the year ended February 28, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$624,533,327	$600,869,797	$13,550,109	$14,723,785
Core 10+ Year USD Bond	24,424,296	11,432,876	24,679,253	38,633,607
For the year ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$35,655,825	$12,253,426
Core 10+ Year USD Bond	162,999,124	123,088,318
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core 5-10 Year USD Bond	$(139,881)	$139,881
Core 10+ Year USD Bond	(2,908,237)	2,908,237
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
Core 5-10 Year USD Bond
Ordinary income	$8,944,733	$7,338,415
Core 10+ Year USD Bond
Ordinary income	$28,803,357	$23,425,037
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core 5-10 Year USD Bond	$771,044	$(7,456,280)	$(5,169,848)	$(11,855,084)
Core 10+ Year USD Bond	2,410,520	(19,166,968)	(79,444,630)	(96,201,078)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and TBA transactions.

87
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$256,891,114	$2,295,502	$(7,465,349)	$(5,169,847)
Core 10+ Year USD Bond	704,287,629	4,144,161	(83,588,782)	(79,444,621)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements
88

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/25		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	1,700,000	$73,389,359	1,000,000	$42,856,630
Shares redeemed	(600,000)	(25,804,233)	(800,000)	(33,133,557)
	1,100,000	$47,585,126	200,000	$9,723,073
Core 10+ Year USD Bond
Shares sold	3,300,000	$167,944,199	7,050,000	$370,944,944
Shares redeemed	(2,500,000)	(126,512,665)	(2,050,000)	(103,015,530)
	800,000	$41,431,534	5,000,000	$267,929,414
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
89
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Core 5-10 Year USD Bond ETF
iShares Core 10+ Year USD Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
90

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
iShares ETF	Federal Obligation Interest
Core 5-10 Year USD Bond	$1,597,367
Core 10+ Year USD Bond	10,144,464
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
iShares ETF	Interest Dividends
Core 5-10 Year USD Bond	$9,085,271
Core 10+ Year USD Bond	28,874,505
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF	Interest-Related Dividends
Core 5-10 Year USD Bond	$7,839,970
Core 10+ Year USD Bond	23,055,490
91
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
92

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
93
2025 iShares Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
• iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca
• iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

2

Schedule of Investments
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	$260	$259,456
Aerospace & Defense — 0.3%
Hexcel Corp., 4.20%, 02/15/27	1,055	1,038,851
Northrop Grumman Corp.
3.20%, 02/01/27	10	9,777
3.25%, 01/15/28	45	43,434
4.60%, 02/01/29	430	430,669
RTX Corp.
2.65%, 11/01/26(a)	55	53,491
3.13%, 05/04/27	32	31,069
3.50%, 03/15/27	70	68,644
4.13%, 11/16/28	390	384,230
5.75%, 11/08/26	366	373,030
5.75%, 01/15/29	300	311,614
7.20%, 08/15/27	14	14,887
7.50%, 09/15/29	78	87,078
		2,846,774
Agriculture — 0.8%
Archer-Daniels-Midland Co., 2.50%, 08/11/26(a)	35	34,088
Bunge Ltd. Finance Corp.
3.25%, 08/15/26(a)	5,718	5,611,445
3.75%, 09/25/27	330	323,619
4.20%, 09/17/29(a)	1,850	1,814,096
		7,783,248
Airlines — 0.1%
Delta Air Lines Inc.
3.75%, 10/28/29	1,060	997,471
4.38%, 04/19/28	236	232,089
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	177	165,732
		1,395,292
Auto Manufacturers — 2.0%
American Honda Finance Corp.
1.30%, 09/09/26	238	227,181
2.00%, 03/24/28	214	198,654
2.25%, 01/12/29	410	375,645
2.30%, 09/09/26	75	72,683
2.35%, 01/08/27	70	67,396
3.50%, 02/15/28(a)	117	113,757
4.40%, 09/05/29	280	276,598
4.70%, 01/12/28(a)	1,685	1,697,324
4.90%, 03/12/27	125	125,983
4.90%, 03/13/29	525	530,090
5.13%, 07/07/28	680	692,495
5.65%, 11/15/28	508	525,244
Cummins Inc., 4.90%, 02/20/29	4,077	4,135,055
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,040	967,445
2.90%, 02/10/29	79	71,285
3.82%, 11/02/27	207	198,118
4.13%, 08/17/27	980	947,670
4.27%, 01/09/27	167	163,467
4.95%, 05/28/27	20	19,779
5.30%, 09/06/29	35	34,245
5.80%, 03/08/29	62	62,121
6.80%, 05/12/28	270	279,025
6.80%, 11/07/28	667	691,864
Security	Par (000)	Value
Auto Manufacturers (continued)
7.35%, 11/04/27	$410	$426,751
General Motors Co.
5.00%, 10/01/28	16	16,050
6.80%, 10/01/27(a)	45	46,979
General Motors Financial Co. Inc.
2.35%, 02/26/27	865	825,219
2.40%, 04/10/28	54	50,099
2.40%, 10/15/28	200	183,013
2.70%, 08/20/27	75	71,237
3.85%, 01/05/28(a)	25	24,317
4.00%, 10/06/26	101	99,744
4.30%, 04/06/29	70	67,805
4.35%, 01/17/27	150	148,644
5.00%, 04/09/27	1,220	1,223,220
5.40%, 04/06/26(a)	6	6,037
5.55%, 07/15/29	57	57,832
5.65%, 01/17/29(a)	20	20,426
5.80%, 06/23/28	35	35,861
5.80%, 01/07/29	179	183,353
6.00%, 01/09/28	390	401,438
Honda Motor Co. Ltd., 2.53%, 03/10/27(a)	65	62,603
Toyota Motor Corp., 5.12%, 07/13/28	35	35,830
Toyota Motor Credit Corp.
1.13%, 06/18/26	20	19,219
1.15%, 08/13/27	1,055	979,328
1.90%, 04/06/28	80	74,361
3.05%, 01/11/28(a)	35	33,827
3.20%, 01/11/27	160	156,950
3.65%, 01/08/29(a)	20	19,406
4.45%, 05/18/26	76	76,172
4.45%, 06/29/29	47	46,883
4.55%, 09/20/27	1,280	1,287,192
4.55%, 08/09/29(a)	82	82,056
4.63%, 01/12/28(a)	68	68,564
4.95%, 01/09/30	200	203,497
5.00%, 08/14/26	30	30,298
5.05%, 05/16/29	110	112,018
5.25%, 09/11/28	122	125,094
5.40%, 11/20/26(a)	10	10,178
5.45%, 11/10/27	40	41,104
Series B, 5.00%, 03/19/27	5	5,064
		19,830,793
Auto Parts & Equipment — 0.4%
Aptiv PLC, 4.35%, 03/15/29	885	869,373
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	782	770,706
BorgWarner Inc.
2.65%, 07/01/27(a)	690	659,294
4.95%, 08/15/29(a)	915	917,930
Lear Corp.
3.80%, 09/15/27	94	91,946
4.25%, 05/15/29	504	489,544
		3,798,793
Banks — 31.7%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	247,561
4.42%, 12/16/26	250	250,805
4.62%, 12/16/29	500	503,592
4.75%, 01/18/27	55	55,454
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.90%, 07/16/27	$45	$45,608
5.00%, 03/18/26	76	76,552
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	205	209,557
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	564	580,504
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	719	687,127
1.85%, 03/25/26	1,702	1,651,954
3.31%, 06/27/29	412	388,380
3.80%, 02/23/28	385	375,179
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)(b)	1,175	1,161,282
4.25%, 04/11/27	580	574,269
4.38%, 04/12/28	415	410,003
5.29%, 08/18/27	20	20,213
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	285	288,559
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	1,047	1,068,824
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	35	35,496
5.57%, 01/17/30	225	230,606
5.59%, 08/08/28	875	899,538
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	137	141,065
6.61%, 11/07/28	411	436,521
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	2,513	2,416,966
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	826	760,636
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	300	268,599
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	850	817,536
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	478	439,813
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	262	245,101
3.25%, 10/21/27	279	270,849
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	2,190	2,115,145
3.50%, 04/19/26	115	113,738
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	624	616,635
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	1,075	1,047,540
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	1,885	1,847,534
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	1,605	1,581,942
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	1,085	1,053,023
4.25%, 10/22/26	275	273,771
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	1,320	1,301,505
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)(b)	1,065	1,058,396
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	920	925,861
4.98%, 01/24/29(b)	1,475	1,487,724
5.16%, 01/24/31(b)	1,935	1,959,139
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	1,325	1,343,211
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	114	117,949
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	210	214,084
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	235	243,855
6.22%, 09/15/26	295	302,539
Series L, 4.18%, 11/25/27	1,415	1,399,866
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	838	813,199
Bank of America NA, 5.53%, 08/18/26	75	76,161
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
1.25%, 09/15/26(a)	$1,191	$1,135,299
2.65%, 03/08/27	180	174,259
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	171	165,301
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(b)	902	897,285
5.00%, 01/27/29(b)	305	307,975
5.20%, 02/01/28	839	853,681
5.27%, 12/11/26	90	91,256
5.30%, 06/05/26	130	131,380
5.37%, 06/04/27(a)	140	142,624
5.72%, 09/25/28	494	511,395
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	20	20,001
Series H, 4.70%, 09/14/27	115	115,588
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	77	73,107
1.65%, 07/14/28	965	885,730
2.45%, 08/17/26	125	121,765
2.80%, 05/04/26	155	152,357
3.00%, 10/30/28	185	175,115
3.25%, 05/16/27	20	19,550
3.30%, 08/23/29	383	360,862
3.40%, 01/29/28	172	167,602
3.85%, 04/28/28	1,290	1,273,291
3.85%, 04/26/29	426	416,455
3.99%, 06/13/28, (1-day SOFR + 1.151%)(b)	20	19,771
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	613	613,295
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	665	663,409
4.94%, 02/11/31(a)(b)	250	252,688
4.95%, 04/26/27, (1-day SOFR + 1.026%)(b)	79	79,434
4.98%, 03/14/30, (1-day SOFR + 1.085%)(b)	630	638,695
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(b)	410	423,672
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	135	142,687
Series J, 1.90%, 01/25/29	770	703,880
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	5,184	5,016,500
1.30%, 09/15/26	1,718	1,639,056
1.35%, 06/24/26(a)	1,901	1,828,125
1.95%, 02/02/27	283	270,762
2.70%, 08/03/26	2,613	2,550,757
2.95%, 03/11/27	253	245,780
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	249	247,445
4.85%, 02/01/30	1,200	1,205,674
4.93%, 02/14/29(b)	350	352,327
5.13%, 02/14/31(b)	350	353,051
5.25%, 06/12/28	105	107,260
5.35%, 12/07/26	340	345,086
5.40%, 06/04/27	262	267,167
5.45%, 08/01/29	1,906	1,959,003
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(b)	100	88,500
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(b)	2,420	2,322,656
4.34%, 01/10/28	100	99,232
4.84%, 05/09/28	975	970,885
4.84%, 09/10/28, (1-day SOFR + 1.340%)(b)	10	9,997
4.94%, 09/10/30, (1-day SOFR + 1.560%)(b)	1,070	1,065,045
4.97%, 05/16/29(b)	859	860,964
5.09%, 02/25/29(b)	800	804,735
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.09%, 06/20/30(a)(b)	$698	$690,631
5.20%, 05/12/26	1,309	1,315,582
5.37%, 02/25/31(b)	800	809,143
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	160	162,569
5.69%, 03/12/30, (1-day SOFR + 1.740%)(b)	1,238	1,268,692
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	355	373,129
6.50%, 09/13/27, (1-day SOFR + 1.880%)(b)	240	246,102
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	360	382,474
BPCE SA, 3.38%, 12/02/26	180	176,786
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	51	48,968
3.45%, 04/07/27	372	364,625
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)	269	266,840
4.86%, 01/13/28(b)	150	150,606
5.00%, 04/28/28	747	756,331
5.25%, 01/13/31(b)	200	202,943
5.26%, 04/08/29	1,095	1,116,025
5.62%, 07/17/26	95	96,430
5.99%, 10/03/28	795	830,181
Citibank NA
4.84%, 08/06/29	303	305,844
4.88%, 11/19/27, (1-day SOFR + 0.712%)(b)	260	261,095
5.49%, 12/04/26	20	20,335
5.80%, 09/29/28	716	745,430
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	1,656	1,590,660
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	600	540,854
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)(b)	658	604,035
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	1,355	1,313,869
3.20%, 10/21/26	75	73,408
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	1,075	1,042,653
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	350	341,272
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	1,220	1,203,773
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	1,044	1,010,016
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	295	289,560
4.13%, 07/25/28	670	658,350
4.45%, 09/29/27	1,235	1,226,431
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	1,130	1,113,154
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	710	709,660
5.10%, 03/04/29(b)	1,150	1,153,415
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	200	202,131
5.59%, 11/19/34, (5-year CMT + 1.280%)(b)	600	602,608
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	275	273,590
Citizens Financial Group Inc.
5.54%, 03/05/31(b)	275	277,370
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	35	35,965
Comerica Inc.
4.00%, 02/01/29(a)	176	169,131
5.98%, 01/30/30, (1-day SOFR + 2.155%)(b)	49	49,934
Commonwealth Bank of Australia/New York
4.58%, 11/27/26(a)	495	497,624
5.32%, 03/13/26	340	343,478
Deutsche Bank AG/New York
1.69%, 03/19/26	360	349,658
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	770	738,571
Security	Par (000)	Value
Banks (continued)
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	$690	$663,077
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)	95	93,041
5.00%, 09/11/30, (1-day SOFR + 1.700%)(b)	1,990	1,980,268
5.37%, 09/09/27	40	40,840
5.41%, 05/10/29	254	260,208
5.71%, 02/08/28, (1-day SOFR + 1.594%)(b)	60	60,895
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	190	198,631
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(b)	1,126	1,195,897
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	150	154,614
Series ., 5.37%, 01/10/29(b)	300	302,770
Discover Bank
2.70%, 02/06/30	1,500	1,354,789
3.45%, 07/27/26	242	237,776
4.25%, 03/13/26	300	298,141
4.65%, 09/13/28	1,255	1,248,453
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)	53	50,520
3.95%, 03/14/28	22	21,562
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(b)	20	19,725
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	45	44,773
6.34%, 07/27/29, (1-day SOFR + 2.340%)(b)	660	690,815
Fifth Third Bank NA, 3.85%, 03/15/26	60	59,475
Goldman Sachs Bank USA/New York, 5.41%, 05/21/27, (1-day SOFR + 0.750%)(b)	132	133,430
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	2,543	2,462,849
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	1,734	1,654,456
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	2,809	2,690,635
2.60%, 02/07/30	400	361,583
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	1,320	1,269,776
3.50%, 11/16/26	230	226,081
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	1,400	1,371,294
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	1,040	1,017,807
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	751	731,006
3.85%, 01/26/27	1,194	1,180,347
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	1,145	1,128,995
4.39%, 06/15/27, (1-day SOFR + 1.510%)(b)	54	53,894
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	380	378,171
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	570	565,891
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	315	317,102
5.21%, 01/28/31(b)	1,275	1,290,791
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	130	134,098
5.95%, 01/15/27	195	199,971
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,311	1,386,132
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)(b)	1,218	1,174,009
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	403	376,150
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	949	868,742
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	60	57,621
3.90%, 05/25/26	1,574	1,564,629
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,428	1,371,162
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	470	463,312
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,337	1,324,516
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	$1,308	$1,306,374
5.20%, 03/03/29(b)	800	801,938
5.29%, 11/19/30, (1-day SOFR + 1.290%)(b)	1,257	1,268,703
5.45%, 03/03/31(b)	545	546,213
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	280	286,084
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	331	336,576
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	504	522,596
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	636	675,762
HSBC USA Inc., 5.29%, 03/04/27	128	130,172
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	500	448,514
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	523	519,490
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)(b)	500	506,190
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)(b)	280	291,974
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	1,773	1,767,039
4.87%, 04/12/28(b)	250	251,473
5.65%, 01/10/30	5	5,158
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(b)	2,298	2,228,943
3.95%, 03/29/27	590	583,257
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	216	213,192
4.05%, 04/09/29	550	535,746
4.55%, 10/02/28(a)	458	455,325
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	490	499,021
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	220	224,606
JPMorgan Chase & Co.
1.05%, 06/23/27(a)	100	93,332
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	2,635	2,513,840
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	1,841	1,781,287
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	183	168,765
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	135	128,004
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	1,061	971,734
2.95%, 10/01/26	115	112,645
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	494	478,670
3.20%, 06/15/26(a)	190	187,309
3.30%, 04/01/26	125	123,654
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	5	4,848
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	376	367,330
3.63%, 12/01/27	90	88,016
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)(b)	650	623,562
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	2,195	2,162,388
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	105	102,954
4.13%, 12/15/26	427	424,736
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	100	98,434
4.25%, 10/01/27	278	277,492
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	2,430	2,413,925
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	1,650	1,634,761
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	1,010	1,001,884
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	1,100	1,090,925
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	265	266,201
4.92%, 01/24/29(a)(b)	1,170	1,179,300
Security	Par (000)	Value
Banks (continued)
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	$260	$261,956
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	837	844,821
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	706	713,445
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	7	7,054
5.14%, 01/24/31(b)	515	522,522
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	1,060	1,079,842
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	1,322	1,361,073
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	100	102,375
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	875	914,831
7.63%, 10/15/26	80	83,999
8.00%, 04/29/27	412	442,080
JPMorgan Chase Bank NA, 5.11%, 12/08/26	20	20,261
KeyBank NA/Cleveland OH
3.40%, 05/20/26	60	59,055
5.85%, 11/15/27	146	150,040
6.95%, 02/01/28	207	217,772
KeyCorp, 4.10%, 04/30/28	370	362,978
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	705	680,022
3.57%, 11/07/28(b)	388	375,797
3.75%, 01/11/27	205	201,915
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	130	127,482
4.38%, 03/22/28	25	24,709
4.55%, 08/16/28(a)	1,108	1,101,099
4.65%, 03/24/26	2,848	2,843,815
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(b)	385	387,784
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	130	131,590
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	1,061	1,092,032
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	285	293,583
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	331	336,639
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(b)	10	9,976
4.83%, 01/16/29(a)(b)	115	115,094
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	31	30,013
4.70%, 01/27/28	5	5,015
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	50	48,007
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	180	171,842
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	645	619,029
2.56%, 02/25/30	600	542,050
2.76%, 09/13/26	15	14,631
3.20%, 07/18/29	5	4,707
3.29%, 07/25/27(a)	555	541,283
3.74%, 03/07/29	51	49,509
3.96%, 03/02/28	550	541,959
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	1,089	1,076,830
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	415	418,390
5.20%, 01/16/31(b)	400	406,197
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	385	391,507
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	245	249,843
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	410	417,411
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	480	490,775
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	257	246,879
1.55%, 07/09/27, (1-year CMT + 0.750%)(b)	199	191,078
2.84%, 09/13/26	20	19,545
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	93	85,662
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)(b)	$660	$617,036
3.17%, 09/11/27(a)	510	493,776
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	845	795,869
3.66%, 02/28/27	50	49,227
4.02%, 03/05/28	515	507,101
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)	775	763,479
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	615	627,522
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	255	260,412
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	185	188,499
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	377	387,638
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	1,065	1,098,831
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	2,338	2,240,349
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	3,713	3,585,109
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	1,760	1,692,043
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	2,000	1,810,333
3.13%, 07/27/26	1,645	1,614,645
3.59%, 07/22/28(b)	505	490,863
3.63%, 01/20/27	160	157,944
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	1,342	1,309,347
3.95%, 04/23/27	729	719,246
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)(b)	625	619,004
4.35%, 09/08/26	251	250,093
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)(b)	1,090	1,075,572
4.65%, 10/18/30, (1-day SOFR + 1.100%)(b)	1,538	1,524,464
5.04%, 07/19/30, (1-day SOFR + 1.215%)(b)	888	894,877
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	970	982,709
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	164	166,085
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	275	278,712
5.23%, 01/15/31(b)	980	995,350
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	280	286,458
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	672	691,615
6.25%, 08/09/26	360	368,706
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	415	437,690
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	250	249,356
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	10	10,063
4.97%, 07/14/28, (1-day SOFR +0.930%)(b)	5	5,038
5.02%, 01/12/29(b)	1,250	1,261,640
5.50%, 05/26/28, (1-day SOFR +0.865%)(b)	20	20,338
National Australia Bank Ltd./New York
3.91%, 06/09/27	250	247,835
4.50%, 10/26/27	280	281,009
4.79%, 01/10/29	25	25,364
4.90%, 06/13/28	525	533,611
4.90%, 01/14/30	250	254,716
4.94%, 01/12/28	290	294,720
National Bank of Canada
4.50%, 10/10/29	1,745	1,720,948
4.95%, 02/01/28(b)	250	251,464
5.60%, 07/02/27, (1-day SOFR + 1.036%)(b)	3,108	3,148,631
5.60%, 12/18/28	3,330	3,437,261
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	2,055	1,977,585
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	1,315	1,269,155
4.45%, 05/08/30(b)	1,065	1,045,527
4.80%, 04/05/26	1,215	1,218,664
Security	Par (000)	Value
Banks (continued)
4.89%, 05/18/29(b)	$214	$214,440
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	335	335,346
5.08%, 01/27/30(b)	691	696,245
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	200	203,250
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(b)	520	536,250
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)	200	202,409
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)(b)	427	444,536
Northern Trust Corp.
3.15%, 05/03/29	5	4,756
3.38%, 05/08/32(b)	74	71,491
3.65%, 08/03/28(a)	5	4,882
4.00%, 05/10/27	25	24,827
PNC Bank NA
2.70%, 10/22/29	765	699,338
3.10%, 10/25/27	606	586,039
3.25%, 01/22/28	55	53,233
4.05%, 07/26/28	416	407,200
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	66	63,035
3.15%, 05/19/27	545	529,625
3.45%, 04/23/29(a)	1,060	1,014,620
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	28	28,201
5.22%, 01/29/31(a)(b)	540	549,087
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	10	10,132
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	1,212	1,234,464
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	1,165	1,196,169
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(b)	1,063	1,092,184
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	10	10,317
Regions Financial Corp.
1.80%, 08/12/28	525	476,983
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	60	61,524
Royal Bank of Canada
1.15%, 07/14/26	10	9,591
1.40%, 11/02/26	10	9,531
4.24%, 08/03/27	165	164,235
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(b)	395	392,025
4.90%, 01/12/28(a)	1,650	1,668,662
4.95%, 02/01/29	975	987,299
4.97%, 01/24/29(b)	725	732,049
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)	610	613,354
5.15%, 02/04/31(b)	725	735,041
5.20%, 08/01/28	995	1,015,612
6.00%, 11/01/27	811	841,164
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	2,905	2,778,008
3.24%, 10/05/26	110	107,325
5.35%, 09/06/30, (1-day SOFR + 1.940%)(b)	800	804,345
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	436	451,191
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	97	101,236
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	211	202,611
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	2,375	2,271,784
3.82%, 11/03/28(b)	10	9,722
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(b)	555	548,703
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	232	241,610
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	83	79,214
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	15	14,352
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.40%, 01/24/30(a)	$10	$9,096
2.65%, 05/19/26	120	117,851
3.03%, 11/01/34, (1-day SOFR + 1.490%)(b)	388	355,194
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)(b)	30	29,567
4.33%, 10/22/27	175	174,886
4.54%, 02/28/28	300	300,980
4.73%, 02/28/30	300	301,207
5.27%, 08/03/26	55	55,659
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	227	235,413
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)	15	15,502
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	240	229,133
1.90%, 09/17/28	1,480	1,349,727
2.17%, 01/14/27	8	7,672
2.47%, 01/14/29(a)	720	666,225
2.72%, 09/27/29	1,570	1,441,412
2.75%, 01/15/30	2,470	2,254,171
3.01%, 10/19/26	141	137,821
3.04%, 07/16/29	1,295	1,207,931
3.35%, 10/18/27(a)	640	622,203
3.36%, 07/12/27(a)	390	380,838
3.45%, 01/11/27	55	54,050
3.54%, 01/17/28	340	331,402
3.94%, 07/19/28(a)	720	707,023
4.31%, 10/16/28(a)	60	59,520
5.32%, 07/09/29	356	363,498
5.52%, 01/13/28(a)	1,315	1,349,542
5.72%, 09/14/28	95	98,304
5.80%, 07/13/28	483	500,800
Synchrony Bank, 5.63%, 08/23/27	856	867,661
Synovus Bank, 5.63%, 02/15/28	119	120,231
Toronto-Dominion Bank (The)
1.20%, 06/03/26	639	614,136
1.25%, 09/10/26	3,485	3,321,887
1.95%, 01/12/27	145	138,437
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	1,090	1,064,983
4.11%, 06/08/27	220	218,103
4.57%, 12/17/26(a)	115	115,148
4.69%, 09/15/27	95	95,583
4.78%, 12/17/29(a)	120	120,216
4.86%, 01/31/28	375	377,857
4.99%, 04/05/29	925	934,016
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	692	683,049
5.16%, 01/10/28	220	223,681
5.52%, 07/17/28	1,135	1,165,753
5.53%, 07/17/26	97	98,378
Truist Bank
3.30%, 05/15/26	49	48,254
3.80%, 10/30/26	120	118,631
Truist Financial Corp.
1.13%, 08/03/27(a)	40	36,933
1.27%, 03/02/27, (1-day SOFR + 0.609%)(b)	1,025	991,703
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	890	812,704
3.88%, 03/19/29(a)	790	763,002
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	20	19,811
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	700	702,852
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	160	163,160
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	100	101,730
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	722	777,424
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	$25	$23,907
3.00%, 07/30/29	439	408,324
3.10%, 04/27/26(a)	154	151,528
3.90%, 04/26/28(a)	345	338,470
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	270	269,237
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	943	942,087
5.05%, 02/12/31(b)	350	352,533
5.10%, 07/23/30, (1-day SOFR + 1.250%)(b)	631	637,668
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	261	266,242
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	705	726,918
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	26	26,873
Series V, 2.38%, 07/22/26(a)	150	146,008
Series X, 3.15%, 04/27/27	90	87,648
UBS AG/London
1.25%, 06/01/26	412	396,425
5.65%, 09/11/28	1,605	1,659,887
UBS AG/Stamford CT
1.25%, 08/07/26	242	231,472
4.86%, 01/10/28(b)	250	251,083
5.00%, 07/09/27	759	767,514
7.50%, 02/15/28	1,408	1,521,216
UBS Group AG, 4.55%, 04/17/26	3,033	3,035,277
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	3,415	3,250,329
3.00%, 10/23/26	1,185	1,156,811
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(b)	215	211,236
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	440	430,190
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)(b)	1,114	1,087,253
4.10%, 06/03/26	105	104,330
4.15%, 01/24/29	10	9,834
4.30%, 07/22/27	365	362,821
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	1,065	1,067,244
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	120	121,607
5.24%, 01/24/31(b)	595	603,933
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	80	81,957
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	510	520,078
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	50	52,527
Westpac Banking Corp.
1.95%, 11/20/28	970	890,041
2.70%, 08/19/26	15	14,680
2.85%, 05/13/26(a)	100	98,366
3.35%, 03/08/27	46	45,175
3.40%, 01/25/28(a)	32	31,205
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	1,032	990,045
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)(b)	670	664,097
4.60%, 10/20/26	200	201,172
5.05%, 04/16/29	398	407,641
5.46%, 11/18/27	20	20,576
5.54%, 11/17/28	45	46,747
		309,176,116
Beverages — 2.6%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	1,237	1,225,316
4.75%, 01/23/29	1,504	1,517,633
Coca-Cola Co. (The)
1.00%, 03/15/28	271	246,607
1.45%, 06/01/27	4,654	4,380,526
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
1.50%, 03/05/28	$97	$89,623
2.13%, 09/06/29	95	86,465
2.90%, 05/25/27	466	453,610
3.38%, 03/25/27	950	934,215
Constellation Brands Inc., 4.80%, 01/15/29	170	170,378
Diageo Capital PLC
2.38%, 10/24/29(a)	1,737	1,582,373
3.88%, 05/18/28	65	63,988
5.30%, 10/24/27	3,158	3,225,551
5.38%, 10/05/26	501	508,377
Keurig Dr Pepper Inc.
2.55%, 09/15/26	70	68,033
3.43%, 06/15/27	1,755	1,712,945
3.95%, 04/15/29(a)	284	276,637
4.60%, 05/25/28	10	9,999
5.05%, 03/15/29	405	410,569
5.10%, 03/15/27	35	35,359
Molson Coors Beverage Co., 3.00%, 07/15/26	6,168	6,045,225
PepsiCo Inc.
2.63%, 03/19/27	630	611,248
3.60%, 02/18/28	445	437,841
4.40%, 02/07/27	225	225,958
4.45%, 02/07/28	225	226,065
4.45%, 05/15/28	475	478,364
4.60%, 02/07/30	225	226,518
		25,249,423
Biotechnology — 1.4%
Amgen Inc.
1.65%, 08/15/28	628	571,695
2.60%, 08/19/26	20	19,484
3.00%, 02/22/29	268	253,014
3.20%, 11/02/27	70	67,743
4.05%, 08/18/29	162	157,895
5.15%, 03/02/28	2,132	2,166,572
Gilead Sciences Inc.
1.20%, 10/01/27	2,563	2,360,319
2.95%, 03/01/27(a)	1,719	1,671,752
3.65%, 03/01/26	5,171	5,130,740
4.80%, 11/15/29	1,405	1,416,124
Illumina Inc., 5.75%, 12/13/27	50	51,238
		13,866,576
Building Materials — 2.4%
Carrier Global Corp.
2.49%, 02/15/27	2,040	1,963,691
2.72%, 02/15/30	1,000	909,800
CRH SMW Finance DAC
5.13%, 01/09/30	900	911,654
5.20%, 05/21/29(a)	3,593	3,656,676
Fortune Brands Innovations Inc., 3.25%, 09/15/29(a)	2,630	2,459,188
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	733	752,868
Lennox International Inc.
1.70%, 08/01/27	1,186	1,105,963
5.50%, 09/15/28	1,150	1,179,810
Martin Marietta Materials Inc., 3.50%, 12/15/27	6	5,829
Masco Corp.
1.50%, 02/15/28	365	334,021
3.50%, 11/15/27(a)	15	14,588
Owens Corning
3.40%, 08/15/26	1,010	992,977
Security	Par (000)	Value
Building Materials (continued)
3.95%, 08/15/29	$736	$712,796
5.50%, 06/15/27(a)	231	235,326
Trane Technologies Financing Ltd.
3.50%, 03/21/26	3,445	3,403,870
3.80%, 03/21/29	2,370	2,296,617
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	2,746	2,676,342
		23,612,016
Chemicals — 1.8%
Air Products and Chemicals Inc., 4.60%, 02/08/29	15	15,102
Celanese U.S. Holdings LLC
1.40%, 08/05/26	19	17,996
6.42%, 07/15/27	285	291,982
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	1,064	1,071,315
DuPont de Nemours Inc., 4.73%, 11/15/28	276	277,835
Ecolab Inc.
1.65%, 02/01/27	3,002	2,858,774
2.70%, 11/01/26	4,614	4,494,835
3.25%, 12/01/27(a)	1,570	1,527,532
5.25%, 01/15/28(a)	827	850,273
International Flavors & Fragrances Inc., 4.45%, 09/26/28	940	928,692
LYB International Finance II BV, 3.50%, 03/02/27(a)	50	48,984
Nutrien Ltd.
4.00%, 12/15/26	14	13,861
4.20%, 04/01/29	951	932,166
4.90%, 03/27/28	1,123	1,133,061
PPG Industries Inc.
1.20%, 03/15/26	781	754,437
2.80%, 08/15/29	1,570	1,454,433
3.75%, 03/15/28	494	484,659
Rohm & Haas Co., 7.85%, 07/15/29	70	77,789
RPM International Inc., 4.55%, 03/01/29	20	19,881
		17,253,607
Commercial Services — 0.6%
Automatic Data Processing Inc., 1.70%, 05/15/28	684	632,812
Block Financial LLC, 2.50%, 07/15/28	160	148,001
GXO Logistics Inc.
1.65%, 07/15/26	981	941,148
6.25%, 05/06/29(a)	456	471,646
RELX Capital Inc., 4.00%, 03/18/29	2,829	2,760,455
S&P Global Inc.
2.50%, 12/01/29	631	575,217
2.70%, 03/01/29	40	37,402
2.95%, 01/22/27	9	8,762
4.25%, 05/01/29	31	30,698
4.75%, 08/01/28	6	6,056
		5,612,197
Computers — 1.7%
Apple Inc.
1.20%, 02/08/28	2,085	1,918,198
2.90%, 09/12/27	165	159,936
3.00%, 06/20/27(a)	252	245,763
3.00%, 11/13/27	572	556,280
Dell International LLC/EMC Corp.
4.90%, 10/01/26	700	703,024
6.02%, 06/15/26	674	683,659
DXC Technology Co.
1.80%, 09/15/26	25	23,894
2.38%, 09/15/28	500	458,904
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	$2,349	$2,280,506
4.40%, 09/25/27	235	233,883
4.45%, 09/25/26	2,411	2,408,198
4.55%, 10/15/29	2,280	2,261,657
5.25%, 07/01/28(a)	862	879,129
HP Inc.
3.00%, 06/17/27	204	196,871
4.00%, 04/15/29	90	87,421
4.75%, 01/15/28	337	339,448
IBM International Capital Pte Ltd.
4.60%, 02/05/27	15	15,067
4.60%, 02/05/29	125	125,166
International Business Machines Corp.
1.70%, 05/15/27	122	114,962
2.20%, 02/09/27	35	33,570
3.30%, 05/15/26(a)	740	729,375
3.30%, 01/27/27	49	48,019
3.50%, 05/15/29	221	211,578
4.15%, 07/27/27	134	133,242
4.50%, 02/06/28	140	140,527
4.65%, 02/10/28	300	300,865
4.80%, 02/10/30	300	301,502
6.22%, 08/01/27(a)	60	62,425
6.50%, 01/15/28	80	84,431
NetApp Inc., 2.38%, 06/22/27	125	119,063
Western Digital Corp., 2.85%, 02/01/29	850	774,810
		16,631,373
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/27	2,144	2,090,463
Conopco Inc., Series E, 7.25%, 12/15/26(a)	70	73,430
Procter & Gamble Co. (The), 4.15%, 10/24/29	220	219,682
Unilever Capital Corp.
2.13%, 09/06/29	40	36,254
2.90%, 05/05/27	99	96,197
3.50%, 03/22/28	2,130	2,081,803
4.88%, 09/08/28	310	315,423
		4,913,252
Distribution & Wholesale — 0.3%
LKQ Corp., 5.75%, 06/15/28	3,175	3,259,505
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	1,949	1,878,934
3.00%, 10/29/28	2,429	2,280,295
3.65%, 07/21/27	5	4,873
3.88%, 01/23/28	300	293,258
4.45%, 04/03/26	258	257,399
4.63%, 10/15/27	106	105,597
4.63%, 09/10/29	1,565	1,548,180
4.88%, 04/01/28	300	301,075
5.10%, 01/19/29	879	887,066
5.75%, 06/06/28(a)	693	712,430
6.45%, 04/15/27	105	108,364
Air Lease Corp.
1.88%, 08/15/26	113	108,626
2.10%, 09/01/28	405	370,318
2.20%, 01/15/27	660	631,469
3.25%, 10/01/29(a)	360	336,634
3.63%, 04/01/27(a)	190	186,452
Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 06/01/26	$335	$331,304
5.10%, 03/01/29	446	451,305
5.30%, 06/25/26	110	110,896
5.30%, 02/01/28	1,205	1,225,879
5.85%, 12/15/27	95	97,837
Aircastle Ltd., 4.25%, 06/15/26	1,313	1,303,954
Ally Financial Inc.
2.20%, 11/02/28	220	199,790
4.75%, 06/09/27	710	708,743
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)	447	468,966
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	55	57,780
American Express Co.
2.55%, 03/04/27	143	137,944
3.13%, 05/20/26	1,103	1,086,521
3.30%, 05/03/27	1,410	1,377,167
4.05%, 05/03/29	380	374,669
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	210	212,225
5.09%, 01/30/31(b)	420	425,293
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	25	25,268
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	630	643,973
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	85	86,013
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	977	1,007,101
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(b)	10	10,121
5.85%, 11/05/27(a)	1,070	1,106,919
American Express Credit Corp., 3.30%, 05/03/27	70	68,365
Brookfield Finance Inc.
3.90%, 01/25/28(a)	643	631,523
4.25%, 06/02/26	286	285,119
4.85%, 03/29/29	1,083	1,087,024
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(b)	180	171,583
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	445	417,266
3.65%, 05/11/27	70	68,538
3.75%, 07/28/26	14	13,821
3.75%, 03/09/27	165	162,016
3.80%, 01/31/28	74	72,368
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	1,490	1,494,105
5.25%, 07/26/30, (1-day SOFR + 2.600%)(b)	60	60,685
5.46%, 07/26/30, (1-day SOFR +1.560%)(b)	150	152,753
5.47%, 02/01/29, (1-day SOFR + 2.080%)(b)	695	707,288
5.70%, 02/01/30, (1-day SOFR + 1.905%)(b)	166	170,364
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	368	383,388
7.15%, 10/29/27, (1-day SOFR + 2.440%)(b)	46	47,723
Cboe Global Markets Inc., 3.65%, 01/12/27	390	384,947
Charles Schwab Corp. (The)
1.15%, 05/13/26	25	24,068
2.00%, 03/20/28(a)	980	911,741
2.45%, 03/03/27	120	115,475
3.20%, 01/25/28(a)	210	203,002
3.30%, 04/01/27(a)	195	190,753
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	30	30,869
5.88%, 08/24/26	235	239,475
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	170	179,035
Discover Financial Services, 4.10%, 02/09/27	674	665,814
Eaton Vance Corp., 3.50%, 04/06/27	1,635	1,602,448
Intercontinental Exchange Inc.
3.10%, 09/15/27	10	9,686
3.75%, 09/21/28	6	5,847
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.00%, 09/15/27(a)	$255	$252,296
4.35%, 06/15/29	520	515,887
Lazard Group LLC, 4.38%, 03/11/29	336	330,776
Legg Mason Inc., 4.75%, 03/15/26	1,555	1,556,418
LPL Holdings Inc.
5.20%, 03/15/30	225	225,701
6.75%, 11/17/28(a)	250	264,470
Mastercard Inc.
2.95%, 06/01/29	20	18,892
4.55%, 03/15/28	90	90,754
Nasdaq Inc.
3.85%, 06/30/26	148	146,851
5.35%, 06/28/28	1,334	1,364,516
Nomura Holdings Inc.
1.65%, 07/14/26	1,898	1,823,954
2.17%, 07/14/28	809	743,462
2.33%, 01/22/27	2,165	2,072,212
2.71%, 01/22/29	210	194,113
3.10%, 01/16/30	500	461,127
5.39%, 07/06/27	52	52,716
5.59%, 07/02/27	205	208,721
5.61%, 07/06/29(a)	655	673,473
5.84%, 01/18/28	232	238,532
6.07%, 07/12/28	205	212,962
ORIX Corp.
3.70%, 07/18/27	730	715,730
5.00%, 09/13/27	95	96,007
Radian Group Inc.
4.88%, 03/15/27	495	493,482
6.20%, 05/15/29	205	211,787
Synchrony Financial
3.70%, 08/04/26	1,029	1,011,253
3.95%, 12/01/27	568	553,789
5.15%, 03/19/29(a)	1,030	1,026,298
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(b)	536	546,983
Voya Financial Inc.
3.65%, 06/15/26	53	52,322
4.70%, 01/23/48(b)	31	29,476
Western Union Co. (The), 1.35%, 03/15/26	987	951,849
		49,154,536
Electric — 5.2%
AEP Texas Inc.
3.95%, 06/01/28	1,963	1,918,721
5.45%, 05/15/29	1,114	1,141,498
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	2,202	2,215,851
Atlantic City Electric Co., 4.00%, 10/15/28	998	981,299
Avangrid Inc., 3.80%, 06/01/29	2,437	2,341,759
Baltimore Gas & Electric Co., 2.40%, 08/15/26(a)	104	101,146
CMS Energy Corp.
3.00%, 05/15/26	15	14,717
3.45%, 08/15/27	6	5,856
Commonwealth Edison Co.
2.55%, 06/15/26	85	83,159
3.70%, 08/15/28	1,633	1,592,898
Series 122, 2.95%, 08/15/27	53	51,177
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	1,110	1,114,005
4.95%, 01/15/30	200	202,789
Series A, 3.20%, 03/15/27	403	393,355
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co.
3.80%, 11/15/28	$874	$853,488
4.60%, 05/30/29	86	86,158
4.65%, 03/01/28	115	115,784
4.90%, 02/15/29	171	173,257
Edison International
4.13%, 03/15/28(a)	98	93,318
5.25%, 11/15/28(a)	365	356,125
5.75%, 06/15/27(a)	711	712,330
Enel Americas SA, 4.00%, 10/25/26	1,314	1,296,123
Eversource Energy
2.90%, 03/01/27	670	647,294
4.60%, 07/01/27	55	54,891
4.75%, 05/15/26	90	90,116
5.00%, 01/01/27	135	135,715
5.45%, 03/01/28	205	209,155
5.95%, 02/01/29	844	876,665
Series M, 3.30%, 01/15/28(a)	790	761,710
Series O, 4.25%, 04/01/29	435	424,926
Series U, 1.40%, 08/15/26	2,810	2,681,229
Exelon Corp.
2.75%, 03/15/27	10	9,635
5.15%, 03/15/28	750	760,090
5.15%, 03/15/29	1,253	1,272,113
FirstEnergy Transmission LLC, 4.55%, 01/15/30	20	19,805
Fortis Inc./Canada, 3.06%, 10/04/26	1,315	1,282,631
ITC Holdings Corp.
3.25%, 06/30/26	3,443	3,379,235
3.35%, 11/15/27	647	626,266
National Grid PLC, 5.60%, 06/12/28	2,816	2,893,474
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	15	14,525
3.90%, 11/01/28	16	15,643
4.85%, 02/07/29	20	20,152
4.95%, 02/07/30	105	106,272
5.05%, 09/15/28	55	55,882
5.15%, 06/15/29(a)	95	96,921
5.25%, 04/20/46(b)	36	35,533
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27(a)	1,593	1,517,914
1.90%, 06/15/28	1,120	1,028,834
3.50%, 04/01/29	44	42,072
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)(b)	286	273,498
4.80%, 12/01/77(b)	235	226,926
4.85%, 02/04/28(a)	295	297,609
4.90%, 02/28/28	503	507,589
4.90%, 03/15/29	767	772,889
5.05%, 03/15/30	375	378,983
5.65%, 05/01/79(b)	440	432,292
NSTAR Electric Co.
3.20%, 05/15/27	735	715,480
3.25%, 05/15/29	1,145	1,082,387
4.85%, 03/01/30	200	200,843
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	112	108,681
4.30%, 05/15/28	6	5,970
4.65%, 11/01/29	250	249,809
5.75%, 03/15/29(a)	25	26,015
Pacific Gas and Electric Co.
2.10%, 08/01/27	200	186,728
3.30%, 12/01/27	250	238,240
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.20%, 03/01/29	$10	$9,676
5.45%, 06/15/27	965	974,939
6.10%, 01/15/29	20	20,622
Public Service Electric & Gas Co., 3.70%, 05/01/28	50	48,932
Public Service Enterprise Group Inc.
5.20%, 04/01/29	1,404	1,430,577
5.85%, 11/15/27	3,465	3,574,920
5.88%, 10/15/28	778	809,984
San Diego Gas & Electric Co., 4.95%, 08/15/28	31	31,337
Sempra
3.25%, 06/15/27	30	29,060
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	570	540,033
5.40%, 08/01/26	150	151,013
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	50	49,902
Southern California Edison Co.
2.85%, 08/01/29	36	32,934
4.88%, 02/01/27	14	14,059
4.90%, 06/01/26	140	139,991
5.15%, 06/01/29	256	257,920
5.30%, 03/01/28	140	141,262
5.65%, 10/01/28	594	606,238
5.85%, 11/01/27	51	52,071
Series A, 4.20%, 03/01/29	828	803,405
Series D, 4.70%, 06/01/27	65	64,705
		50,391,030
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	426	404,300
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	610	593,413
Avnet Inc.
4.63%, 04/15/26	130	129,803
6.25%, 03/15/28	439	455,063
Flex Ltd., 4.88%, 06/15/29(a)	63	62,738
Fortive Corp., 3.15%, 06/15/26	87	85,509
Honeywell International Inc.
1.10%, 03/01/27	137	128,412
2.50%, 11/01/26	50	48,541
2.70%, 08/15/29	356	331,198
4.25%, 01/15/29	216	214,439
4.65%, 07/30/27	125	125,662
4.88%, 09/01/29	33	33,552
4.95%, 02/15/28	10	10,168
Hubbell Inc., 3.15%, 08/15/27	10	9,664
Jabil Inc., 4.25%, 05/15/27(a)	45	44,630
Keysight Technologies Inc.
3.00%, 10/30/29	2,030	1,876,813
4.60%, 04/06/27	37	37,017
Trimble Inc., 4.90%, 06/15/28	33	33,129
Vontier Corp.
1.80%, 04/01/26	953	921,625
2.40%, 04/01/28(a)	107	98,982
		5,644,658
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	126	132,205
Entertainment — 0.0%
Warnermedia Holdings Inc., 4.05%, 03/15/29(a)	326	309,729
Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28	10	9,846
Veralto Corp.
5.35%, 09/18/28	1,302	1,333,653
Security	Par (000)	Value
Environmental Control (continued)
5.50%, 09/18/26	$558	$565,427
Waste Management Inc., 4.88%, 02/15/29	5	5,082
		1,914,008
Food — 2.8%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	855	928,021
Conagra Brands Inc.
1.38%, 11/01/27	884	809,242
4.85%, 11/01/28	1,147	1,147,320
5.30%, 10/01/26	100	101,100
7.00%, 10/01/28	15	16,032
General Mills Inc.
3.20%, 02/10/27	5,323	5,195,274
4.70%, 01/30/27	35	35,122
4.88%, 01/30/30	1,445	1,450,017
5.50%, 10/17/28	75	77,228
Hormel Foods Corp., 1.70%, 06/03/28	657	602,823
Ingredion Inc., 3.20%, 10/01/26	2,200	2,152,680
J.M. Smucker Co. (The), 5.90%, 11/15/28	85	88,926
Kellanova
3.25%, 04/01/26	5,932	5,855,600
3.40%, 11/15/27	2,125	2,065,897
4.30%, 05/15/28	50	49,701
Kraft Heinz Foods Co.
3.88%, 05/15/27	305	300,957
4.63%, 01/30/29	505	505,759
Kroger Co. (The)
2.65%, 10/15/26	181	175,627
3.70%, 08/01/27	1,753	1,721,804
4.50%, 01/15/29(a)	55	54,767
McCormick & Co. Inc./MD, 3.40%, 08/15/27	2,690	2,623,410
Mondelez International Inc., 4.75%, 02/20/29	15	15,105
Sysco Corp., 3.30%, 07/15/26	6	5,900
The Campbell's Co.
4.15%, 03/15/28	626	617,485
5.20%, 03/21/29(a)	778	790,511
		27,386,308
Forest Products & Paper — 0.0%
Suzano Austria GmbH, 6.00%, 01/15/29	62	63,309
Suzano International Finance BV, 5.50%, 01/17/27	22	22,209
		85,518
Gas — 0.6%
National Fuel Gas Co.
4.75%, 09/01/28	5	4,972
5.50%, 10/01/26	30	30,332
5.50%, 03/15/30	140	141,951
NiSource Inc.
2.95%, 09/01/29	905	841,177
3.49%, 05/15/27	35	34,222
5.20%, 07/01/29	1,593	1,621,990
5.25%, 03/30/28	55	55,866
6.95%, 11/30/54, (5-year CMT + 2.451%)(b)	70	71,850
ONE Gas Inc., 5.10%, 04/01/29	2,663	2,710,713
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	115	109,726
Southern California Gas Co., 2.95%, 04/15/27	68	65,749
Southwest Gas Corp., 3.70%, 04/01/28(a)	5	4,864
		5,693,412
Health Care - Products — 0.4%
Agilent Technologies Inc.
2.75%, 09/15/29	5	4,609
3.05%, 09/22/26	1,022	999,210
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.20%, 09/09/27(a)	$125	$124,070
Baxter International Inc., 2.27%, 12/01/28	10	9,173
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,440	1,425,181
Solventum Corp., 5.40%, 03/01/29	63	64,292
Zimmer Biomet Holdings Inc.
4.70%, 02/19/27	175	175,561
5.05%, 02/19/30	175	176,932
5.35%, 12/01/28	617	629,903
		3,608,931
Health Care - Services — 3.5%
Centene Corp.
2.45%, 07/15/28	2,071	1,889,054
3.38%, 02/15/30	600	542,795
4.25%, 12/15/27	841	818,841
4.63%, 12/15/29	1,255	1,204,424
Cigna Group (The)
1.25%, 03/15/26	210	202,985
3.05%, 10/15/27(a)	1,255	1,212,633
3.40%, 03/01/27	58	56,797
4.38%, 10/15/28(a)	2,690	2,669,035
5.00%, 05/15/29(a)	115	116,376
Elevance Health Inc.
1.50%, 03/15/26	1,440	1,396,284
2.88%, 09/15/29	909	842,103
3.65%, 12/01/27(a)	1,982	1,940,531
4.10%, 03/01/28(a)	615	607,193
4.50%, 10/30/26	126	126,139
5.15%, 06/15/29(a)	1,617	1,647,381
HCA Inc.
3.13%, 03/15/27	734	711,762
3.38%, 03/15/29	907	855,837
4.13%, 06/15/29	38	36,867
4.50%, 02/15/27	1,100	1,095,562
5.00%, 03/01/28(a)	135	136,108
5.20%, 06/01/28	390	394,368
5.25%, 03/01/30	255	258,003
5.38%, 09/01/26	572	575,427
5.63%, 09/01/28	205	209,367
Humana Inc.
1.35%, 02/03/27	120	112,697
3.13%, 08/15/29	525	488,370
3.70%, 03/23/29	660	631,490
3.95%, 03/15/27	55	54,220
5.75%, 03/01/28	260	267,068
5.75%, 12/01/28(a)	326	335,925
ICON Investments Six DAC, 5.85%, 05/08/29	570	587,562
IQVIA Inc.
5.70%, 05/15/28	618	632,570
6.25%, 02/01/29	795	830,733
Laboratory Corp. of America Holdings
1.55%, 06/01/26	66	63,642
2.95%, 12/01/29	5	4,609
3.60%, 09/01/27	709	693,099
Quest Diagnostics Inc.
3.45%, 06/01/26	601	593,461
4.20%, 06/30/29	1,074	1,056,588
4.63%, 12/15/29	30	29,862
UnitedHealth Group Inc.
3.70%, 05/15/27	935	921,031
1.15%, 05/15/26(a)	78	75,088
2.95%, 10/15/27	1,375	1,324,656
Security	Par (000)	Value
Health Care - Services (continued)
3.38%, 04/15/27	$69	$67,630
3.45%, 01/15/27(a)	15	14,757
3.85%, 06/15/28	1,400	1,374,315
3.88%, 12/15/28	730	714,155
4.00%, 05/15/29	1,027	1,006,125
4.25%, 01/15/29(a)	780	771,300
4.60%, 04/15/27	60	60,282
4.70%, 04/15/29	399	401,600
5.25%, 02/15/28	1,155	1,182,371
		33,841,078
Holding Companies - Diversified — 0.1%
North Haven Private Income Fund LLC, 5.75%, 02/01/30(d)	1,000	991,660
Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27	15	15,026
Meritage Homes Corp., 5.13%, 06/06/27	30	30,094
Toll Brothers Finance Corp., 4.88%, 03/15/27	115	115,182
		160,302
Home Furnishings — 0.3%
Leggett & Platt Inc.
3.50%, 11/15/27(a)	468	447,229
4.40%, 03/15/29(a)	939	896,593
Whirlpool Corp., 4.75%, 02/26/29(a)	1,875	1,847,985
		3,191,807
Household Products & Wares — 0.8%
Avery Dennison Corp., 4.88%, 12/06/28	70	70,439
Church & Dwight Co. Inc., 3.15%, 08/01/27	15	14,603
Clorox Co. (The)
3.10%, 10/01/27	171	165,292
3.90%, 05/15/28	2,080	2,042,643
4.40%, 05/01/29	1,625	1,615,021
Kimberly-Clark Corp.
1.05%, 09/15/27	3,765	3,470,394
3.20%, 04/25/29	25	23,876
3.95%, 11/01/28	45	44,399
		7,446,667
Insurance — 1.0%
Aegon Ltd., 5.50%, 04/11/48(b)	615	612,175
Aon Corp.
3.75%, 05/02/29(a)	20	19,315
4.50%, 12/15/28	15	14,951
8.21%, 01/01/27	435	459,332
Aon North America Inc., 5.15%, 03/01/29	39	39,645
Assurant Inc.
3.70%, 02/22/30	500	468,673
4.90%, 03/27/28	234	235,423
Athene Holding Ltd., 4.13%, 01/12/28	305	300,750
Axis Specialty Finance LLC
3.90%, 07/15/29	15	14,430
4.90%, 01/15/40, (5-year CMT + 3.186%)(b)	55	51,871
Brighthouse Financial Inc., 3.70%, 06/22/27	30	29,315
CNO Financial Group Inc., 5.25%, 05/30/29	997	1,000,231
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	10	9,730
Equitable Holdings Inc., 4.35%, 04/20/28	509	503,053
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	1,620	1,501,966
Lincoln National Corp., 3.80%, 03/01/28(a)	250	243,898
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp.
2.48%, 05/19/27	$173	$165,810
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	277	271,277
4.15%, 03/04/26	10	9,968
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	20	19,865
4.55%, 11/08/27	380	380,452
MGIC Investment Corp., 5.25%, 08/15/28	35	34,590
Munich Re America Corp., Series B, 7.45%, 12/15/26	595	626,345
Principal Financial Group Inc.
3.10%, 11/15/26	33	32,249
3.70%, 05/15/29	120	115,561
Prudential Financial Inc.
1.50%, 03/10/26	85	82,512
3.88%, 03/27/28	1,167	1,147,825
4.50%, 09/15/47(a)(b)	459	446,658
5.70%, 09/15/48(b)	716	714,456
Willis North America Inc.
2.95%, 09/15/29	16	14,785
4.50%, 09/15/28	471	467,984
4.65%, 06/15/27	80	80,096
		10,115,191
Internet — 0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	928	903,718
Amazon.com Inc.
1.20%, 06/03/27	40	37,451
1.65%, 05/12/28	95	87,750
3.15%, 08/22/27	225	219,306
3.45%, 04/13/29	35	34,011
4.55%, 12/01/27	1,290	1,301,620
Baidu Inc., 4.38%, 03/29/28(a)	475	472,047
Booking Holdings Inc., 3.60%, 06/01/26	20	19,820
eBay Inc.
1.40%, 05/10/26	185	178,502
3.60%, 06/05/27	318	311,673
		3,565,898
Iron & Steel — 0.3%
Nucor Corp.
3.95%, 05/01/28	842	828,269
4.30%, 05/23/27(a)	295	294,153
Steel Dynamics Inc.
1.65%, 10/15/27	15	13,937
5.00%, 12/15/26	1,379	1,380,551
		2,516,910
Leisure Time — 0.0%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	10	10,245
Lodging — 0.2%
Hyatt Hotels Corp., 5.25%, 06/30/29	35	35,355
Marriott International Inc./MD, 5.55%, 10/15/28	220	226,352
Sands China Ltd.
2.30%, 03/08/27	565	533,424
2.85%, 03/08/29	317	287,346
5.40%, 08/08/28	1,071	1,075,495
		2,157,972
Machinery — 2.3%
ABB Finance USA Inc., 3.80%, 04/03/28	2,585	2,544,250
Security	Par (000)	Value
Machinery (continued)
Caterpillar Financial Services Corp.
1.10%, 09/14/27	$50	$46,330
1.15%, 09/14/26(a)	83	79,244
1.70%, 01/08/27	55	52,475
3.60%, 08/12/27(a)	30	29,544
4.35%, 05/15/26	35	35,055
4.38%, 08/16/29(a)	160	159,282
4.40%, 10/15/27	150	150,243
4.40%, 03/03/28	175	175,359
4.45%, 10/16/26	30	30,093
4.50%, 01/07/27(a)	125	125,667
4.50%, 01/08/27	15	15,067
4.60%, 11/15/27	140	141,051
4.70%, 11/15/29	300	302,917
4.80%, 01/08/30	125	126,870
4.85%, 02/27/29	245	248,553
CNH Industrial Capital LLC
1.45%, 07/15/26	2,070	1,985,293
4.50%, 10/08/27	65	64,727
4.55%, 04/10/28	505	503,409
5.10%, 04/20/29	1,560	1,580,223
5.50%, 01/12/29(a)	662	680,201
CNH Industrial NV, 3.85%, 11/15/27	1,997	1,955,664
IDEX Corp., 4.95%, 09/01/29	180	181,177
Ingersoll Rand Inc.
5.18%, 06/15/29	5	5,099
5.40%, 08/14/28	6	6,143
John Deere Capital Corp.
1.05%, 06/17/26	123	118,175
1.30%, 10/13/26	116	110,714
1.50%, 03/06/28(a)	708	653,094
1.70%, 01/11/27(a)	20	19,090
1.75%, 03/09/27	53	50,403
2.25%, 09/14/26	30	29,102
2.35%, 03/08/27	60	57,778
2.65%, 06/10/26(a)	110	107,911
2.80%, 07/18/29(a)	162	152,075
3.05%, 01/06/28	45	43,646
3.35%, 04/18/29	15	14,420
3.45%, 03/07/29	52	50,124
4.15%, 09/15/27	51	50,803
4.50%, 01/08/27(a)	130	130,623
4.50%, 01/16/29	231	231,705
4.65%, 01/07/28(a)	175	176,817
4.75%, 01/20/28	827	838,000
4.85%, 03/05/27	48	48,539
4.85%, 06/11/29	363	368,516
4.90%, 03/03/28	585	595,127
4.95%, 07/14/28	1,383	1,410,413
5.15%, 09/08/26	30	30,392
Series ., 4.50%, 01/08/27	175	175,825
nVent Finance SARL, 4.55%, 04/15/28	10	9,940
Oshkosh Corp., 4.60%, 05/15/28	2,449	2,436,442
Otis Worldwide Corp., 5.25%, 08/16/28	145	148,322
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	35	34,381
4.70%, 09/15/28	30	29,894
Xylem Inc./New York
1.95%, 01/30/28	1,036	968,022
3.25%, 11/01/26(a)	2,206	2,162,835
		22,477,064
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.8%
3M Co.
2.25%, 09/19/26(a)	$523	$505,827
2.38%, 08/26/29(a)	1,475	1,345,079
2.88%, 10/15/27	2,650	2,550,771
3.38%, 03/01/29	676	648,647
3.63%, 09/14/28	35	34,174
Pentair Finance SARL, 4.50%, 07/01/29	2,165	2,143,500
Teledyne Technologies Inc.
1.60%, 04/01/26	931	901,880
2.25%, 04/01/28	5	4,665
Textron Inc.
3.38%, 03/01/28	10	9,636
3.65%, 03/15/27	30	29,394
		8,173,573
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,440	1,292,556
3.75%, 02/15/28(a)	525	507,555
4.20%, 03/15/28	220	215,107
5.05%, 03/30/29	39	38,723
6.10%, 06/01/29	15	15,480
6.15%, 11/10/26	10	10,201
Comcast Corp.
2.35%, 01/15/27	45	43,365
3.15%, 02/15/28	540	520,793
3.30%, 04/01/27	15	14,666
4.15%, 10/15/28	30	29,614
4.55%, 01/15/29	49	49,088
5.10%, 06/01/29	275	280,826
5.35%, 11/15/27	140	143,314
Discovery Communications LLC
3.95%, 03/20/28	169	162,790
4.13%, 05/15/29	65	61,666
FactSet Research Systems Inc., 2.90%, 03/01/27	447	432,462
Fox Corp., 4.71%, 01/25/29	41	40,896
Paramount Global
2.90%, 01/15/27	857	825,882
3.38%, 02/15/28	300	286,684
4.20%, 06/01/29	200	191,984
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	77	74,445
2.95%, 06/15/27	70	67,961
Walt Disney Co. (The)
2.20%, 01/13/28(a)	1,022	965,399
3.38%, 11/15/26	5	4,925
3.70%, 03/23/27	35	34,554
		6,310,936
Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27	25	24,853
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	1,167	1,125,573
Oil & Gas — 1.5%
APA Corp., 4.25%, 01/15/30(d)	15	14,278
BP Capital Markets America Inc.
4.87%, 11/25/29(a)	350	354,120
5.02%, 11/17/27	100	101,481
BP Capital Markets PLC, 3.28%, 09/19/27	50	48,622
Chevron Corp., 2.95%, 05/16/26	13	12,796
Security	Par (000)	Value
Oil & Gas (continued)
Chevron USA Inc.
1.02%, 08/12/27	$30	$27,782
4.41%, 02/26/27(a)	125	125,486
4.48%, 02/26/28	325	326,662
4.69%, 04/15/30	325	327,540
ConocoPhillips Co.
4.70%, 01/15/30	635	638,633
6.95%, 04/15/29	175	191,012
Devon Energy Corp.
5.25%, 10/15/27	82	82,152
5.88%, 06/15/28	59	59,170
Diamondback Energy Inc.
3.25%, 12/01/26	5	4,892
3.50%, 12/01/29	5	4,725
EQT Corp.
3.90%, 10/01/27	1,100	1,081,272
5.00%, 01/15/29	455	456,466
5.70%, 04/01/28	103	105,750
Hess Corp.
4.30%, 04/01/27	2,280	2,264,651
7.88%, 10/01/29	225	253,081
Marathon Petroleum Corp.
5.13%, 12/15/26	155	156,266
5.15%, 03/01/30	250	251,705
Occidental Petroleum Corp.
5.00%, 08/01/27	350	351,590
5.20%, 08/01/29	125	125,679
8.50%, 07/15/27	10	10,650
Ovintiv Inc., 5.65%, 05/15/28	1,572	1,611,574
Phillips 66, 3.90%, 03/15/28	631	617,907
Phillips 66 Co.
3.55%, 10/01/26	98	96,603
3.75%, 03/01/28	360	351,845
Shell International Finance BV
2.50%, 09/12/26	45	43,824
2.88%, 05/10/26	130	127,921
3.88%, 11/13/28	790	775,788
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	10	9,281
3.46%, 02/19/29	1,300	1,254,381
TotalEnergies Capital SA, 3.88%, 10/11/28	1,456	1,431,074
Valero Energy Corp.
2.15%, 09/15/27	115	108,266
3.40%, 09/15/26(a)	155	152,346
4.00%, 04/01/29	43	41,793
4.35%, 06/01/28	25	24,755
5.15%, 02/15/30	115	116,045
		14,139,864
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	1,015	974,778
3.34%, 12/15/27	180	175,247
		1,150,025
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26	1,235	1,220,494
4.50%, 05/15/28	5	4,970
Amcor Group Finance PLC, 5.45%, 05/23/29	25	25,521
Berry Global Inc., 5.50%, 04/15/28	10	10,177
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo Inc.
3.90%, 06/01/28	$299	$291,777
4.90%, 03/15/29	82	82,327
		1,635,266
Pharmaceuticals — 2.3%
AbbVie Inc.
2.95%, 11/21/26	260	254,075
3.20%, 11/21/29	20	18,834
4.65%, 03/15/28	600	603,671
4.88%, 03/15/30	600	607,322
Astrazeneca Finance LLC
1.20%, 05/28/26	1,010	973,596
1.75%, 05/28/28	1,328	1,223,794
4.85%, 02/26/29	62	62,830
4.88%, 03/03/28	285	289,279
AstraZeneca PLC
0.70%, 04/08/26	3,099	2,981,009
3.13%, 06/12/27	10	9,757
4.00%, 01/17/29	200	197,103
Becton Dickinson & Co.
3.70%, 06/06/27	10	9,818
4.87%, 02/08/29	100	100,581
Bristol-Myers Squibb Co.
1.13%, 11/13/27	380	350,069
3.45%, 11/15/27	14	13,716
3.90%, 02/20/28	60	59,336
4.90%, 02/22/27(a)	10	10,112
4.90%, 02/22/29	75	76,117
Cardinal Health Inc.
4.70%, 11/15/26	30	30,090
5.00%, 11/15/29	1,680	1,691,984
5.13%, 02/15/29(a)	1,095	1,109,403
Cencora Inc.
3.45%, 12/15/27	15	14,550
4.85%, 12/15/29	25	25,116
CVS Health Corp.
1.30%, 08/21/27	145	133,251
3.63%, 04/01/27	35	34,288
4.30%, 03/25/28	2,149	2,116,496
5.00%, 01/30/29	43	43,174
6.25%, 06/01/27	95	98,017
Eli Lilly & Co.
4.55%, 02/12/28(a)	350	352,751
4.75%, 02/12/30	350	354,602
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	319	314,421
Johnson & Johnson
4.50%, 03/01/27	400	402,116
4.55%, 03/01/28	300	302,501
4.70%, 03/01/30	400	405,852
McKesson Corp.
1.30%, 08/15/26	30	28,711
3.95%, 02/16/28	10	9,878
4.90%, 07/15/28	505	512,080
Merck & Co. Inc.
1.90%, 12/10/28	25	22,881
3.40%, 03/07/29	29	27,961
4.05%, 05/17/28(a)	385	383,825
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	81	85,434
Novartis Capital Corp.
3.10%, 05/17/27	55	53,736
3.80%, 09/18/29	350	342,031
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Inc.
3.00%, 12/15/26	$35	$34,241
3.45%, 03/15/29	27	26,052
3.60%, 09/15/28(a)	45	44,057
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28(a)	941	942,302
Pharmacia LLC, 6.60%, 12/01/28	15	16,063
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	39	38,325
Viatris Inc., 2.30%, 06/22/27	230	216,890
Zoetis Inc.
3.00%, 09/12/27	3,450	3,330,008
3.90%, 08/20/28	1,325	1,298,603
		22,682,709
Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	3,042	2,893,020
5.13%, 06/30/27	2,137	2,155,400
Cheniere Energy Inc., 4.63%, 10/15/28	2,385	2,356,439
DCP Midstream Operating LP, 5.63%, 07/15/27	15	15,294
Enbridge Inc.
1.60%, 10/04/26	120	114,551
3.13%, 11/15/29	540	502,181
3.70%, 07/15/27	305	299,068
4.25%, 12/01/26	135	134,249
5.25%, 04/05/27	25	25,322
5.30%, 04/05/29	640	651,167
5.90%, 11/15/26	102	104,092
6.00%, 11/15/28	1,088	1,133,671
Energy Transfer LP
4.40%, 03/15/27	125	124,493
5.25%, 07/01/29(a)	50	50,746
5.55%, 02/15/28	905	926,286
EnLink Midstream LLC, 5.38%, 06/01/29	981	996,200
Enterprise Products Operating LLC
4.15%, 10/16/28	5	4,944
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(b)	406	399,727
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	514	506,600
Kinder Morgan Inc.
1.75%, 11/15/26	273	260,623
4.30%, 03/01/28	1,267	1,256,222
5.00%, 02/01/29	1,091	1,098,337
5.10%, 08/01/29	1,406	1,423,269
MPLX LP
4.00%, 03/15/28	435	426,681
4.13%, 03/01/27	90	89,089
4.25%, 12/01/27	35	34,604
4.80%, 02/15/29(a)	5	5,008
Northwest Pipeline LLC, 4.00%, 04/01/27	40	39,475
ONEOK Inc.
3.40%, 09/01/29	1,082	1,020,630
4.00%, 07/13/27	1,622	1,601,862
4.25%, 09/24/27	90	89,128
4.35%, 03/15/29	824	811,032
4.40%, 10/15/29	625	613,232
4.55%, 07/15/28	115	114,443
5.55%, 11/01/26	355	360,041
5.65%, 11/01/28(a)	600	618,068
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	$40	$39,486
5.00%, 03/15/27	85	85,330
5.88%, 06/30/26	138	139,360
Spectra Energy Partners LP, 3.38%, 10/15/26	221	216,872
Targa Resources Corp., 6.15%, 03/01/29(a)	1,349	1,412,769
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	751	751,555
6.50%, 07/15/27	444	446,487
6.88%, 01/15/29	50	51,197
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	810	845,996
7.00%, 10/15/28	5	5,348
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	25	24,520
Valero Energy Partners LP, 4.50%, 03/15/28	26	25,907
Western Midstream Operating LP
4.05%, 02/01/30	800	761,885
4.50%, 03/01/28	623	617,121
4.65%, 07/01/26	215	214,783
4.75%, 08/15/28	206	205,018
6.35%, 01/15/29	754	788,162
Williams Companies Inc. (The)
3.75%, 06/15/27	60	58,845
4.80%, 11/15/29	570	569,525
4.90%, 03/15/29	1,075	1,079,663
5.30%, 08/15/28	11	11,208
		31,606,231
Real Estate — 0.6%
CBRE Services Inc.
4.88%, 03/01/26	3,410	3,411,134
5.50%, 04/01/29	957	981,015
Jones Lang LaSalle Inc., 6.88%, 12/01/28	915	977,506
		5,369,655
Real Estate Investment Trusts — 5.2%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26	10	9,917
3.95%, 01/15/27	5	4,947
American Tower Corp.
1.45%, 09/15/26	1,600	1,526,925
1.50%, 01/31/28	565	518,259
1.60%, 04/15/26	190	183,867
2.75%, 01/15/27	1,017	983,542
2.90%, 01/15/30	1,800	1,648,055
3.13%, 01/15/27	920	895,696
3.38%, 10/15/26	902	885,451
3.55%, 07/15/27	156	152,249
3.60%, 01/15/28	95	92,424
3.65%, 03/15/27	226	221,792
3.80%, 08/15/29	487	467,287
3.95%, 03/15/29	1,355	1,313,275
5.00%, 01/31/30	45	45,366
5.20%, 02/15/29	203	205,897
5.25%, 07/15/28	239	243,303
5.50%, 03/15/28	223	228,095
5.80%, 11/15/28	281	291,207
AvalonBay Communities Inc.
1.90%, 12/01/28	760	691,561
2.90%, 10/15/26	5	4,879
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.20%, 01/15/28	$230	$222,406
3.30%, 06/01/29	110	104,480
3.35%, 05/15/27	5	4,878
Boston Properties LP
2.75%, 10/01/26	132	127,810
3.40%, 06/21/29	855	799,240
4.50%, 12/01/28	1,430	1,405,394
6.75%, 12/01/27	725	758,598
Brixmor Operating Partnership LP, 4.13%, 06/15/26	9	8,937
COPT Defense Properties LP
2.00%, 01/15/29	1,180	1,051,738
2.25%, 03/15/26	497	483,599
Crown Castle Inc.
1.05%, 07/15/26	569	541,283
2.90%, 03/15/27	1,587	1,533,486
3.10%, 11/15/29	154	142,210
3.65%, 09/01/27(a)	718	699,726
3.70%, 06/15/26(a)	396	391,235
3.80%, 02/15/28	2,935	2,862,779
4.00%, 03/01/27	209	206,526
4.30%, 02/15/29	440	431,373
4.80%, 09/01/28	715	715,117
4.90%, 09/01/29	189	189,172
5.00%, 01/11/28	866	872,841
5.60%, 06/01/29	1,081	1,110,925
Digital Realty Trust LP
3.60%, 07/01/29	2,821	2,700,022
3.70%, 08/15/27	1,074	1,051,272
4.45%, 07/15/28	1,542	1,530,408
5.55%, 01/15/28	265	271,133
DOC DR LLC, 3.95%, 01/15/28	179	175,454
EPR Properties
4.50%, 06/01/27	385	380,546
4.75%, 12/15/26	500	497,486
Equinix Inc.
1.45%, 05/15/26	989	953,364
1.55%, 03/15/28	84	76,746
1.80%, 07/15/27	58	54,401
2.00%, 05/15/28	100	92,244
2.90%, 11/18/26	167	162,425
3.20%, 11/18/29	2,761	2,574,942
ERP Operating LP, 3.50%, 03/01/28	240	233,279
Essex Portfolio LP, 1.70%, 03/01/28	195	178,782
Federal Realty OP LP
3.25%, 07/15/27	1,370	1,329,831
5.38%, 05/01/28	1,100	1,121,468
Healthpeak OP LLC
1.35%, 02/01/27	525	493,959
2.13%, 12/01/28(a)	735	671,116
3.00%, 01/15/30	21	19,330
3.25%, 07/15/26	185	181,984
3.50%, 07/15/29	25	23,730
Highwoods Realty LP
4.13%, 03/15/28	310	302,007
4.20%, 04/15/29(a)	20	19,257
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	100	91,716
Kilroy Realty LP, 4.75%, 12/15/28	55	54,034
LXP Industrial Trust, 6.75%, 11/15/28	10	10,591
Omega Healthcare Investors Inc.
4.50%, 04/01/27	530	526,995
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 01/15/28	$280	$279,319
Piedmont Operating Partnership LP, 9.25%, 07/20/28(a)	230	254,127
Prologis LP
2.13%, 04/15/27	90	85,846
3.25%, 06/30/26	15	14,781
3.38%, 12/15/27	630	613,213
3.88%, 09/15/28(a)	30	29,409
4.00%, 09/15/28(a)	33	32,414
4.38%, 02/01/29	7	6,958
4.88%, 06/15/28(a)	754	762,070
Public Storage Operating Co.
1.95%, 11/09/28	25	22,874
3.39%, 05/01/29	95	90,882
5.13%, 01/15/29	10	10,214
Realty Income Corp.
3.40%, 01/15/28	255	247,596
3.65%, 01/15/28	15	14,671
4.75%, 02/15/29	10	10,026
Sabra Health Care LP, 5.13%, 08/15/26	147	147,479
Simon Property Group LP
1.75%, 02/01/28(a)	770	715,096
3.38%, 12/01/27	515	501,181
Store Capital LLC
4.50%, 03/15/28	145	142,479
4.63%, 03/15/29	10	9,807
Ventas Realty LP
3.25%, 10/15/26	370	362,218
3.85%, 04/01/27	695	684,189
4.00%, 03/01/28	5	4,911
4.40%, 01/15/29	146	144,084
VICI Properties LP, 4.75%, 02/15/28	290	290,509
Welltower OP LLC
2.05%, 01/15/29(a)	505	459,294
2.70%, 02/15/27	2,130	2,060,121
4.13%, 03/15/29	593	580,929
4.25%, 04/01/26	175	174,559
4.25%, 04/15/28	220	217,748
Weyerhaeuser Co.
4.75%, 05/15/26(a)	104	104,195
6.95%, 10/01/27	101	106,746
		50,236,214
Retail — 2.3%
AutoZone Inc., 5.10%, 07/15/29(a)	225	228,196
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,752	3,732,992
Genuine Parts Co., 6.50%, 11/01/28	5	5,282
Home Depot Inc. (The)
0.90%, 03/15/28	12	10,878
1.50%, 09/15/28	937	850,497
2.13%, 09/15/26	510	494,051
2.50%, 04/15/27	2,578	2,484,666
2.80%, 09/14/27	1,044	1,007,133
2.88%, 04/15/27	873	849,009
2.95%, 06/15/29	1,122	1,054,796
3.00%, 04/01/26(a)	20	19,744
3.90%, 12/06/28	133	130,801
4.75%, 06/25/29	495	499,950
4.88%, 06/25/27	55	55,652
4.90%, 04/15/29	28	28,492
4.95%, 09/30/26	54	54,558
5.15%, 06/25/26	76	76,885
Security	Par (000)	Value
Retail (continued)
Lowe's Companies Inc.
1.30%, 04/15/28(a)	$92	$83,429
2.50%, 04/15/26	241	235,949
3.10%, 05/03/27	982	954,235
3.35%, 04/01/27	1,921	1,877,771
3.65%, 04/05/29(a)	539	519,498
4.80%, 04/01/26(a)	304	305,182
6.50%, 03/15/29	25	26,838
McDonald's Corp.
4.60%, 05/15/30	175	175,105
4.80%, 08/14/28	75	75,779
Starbucks Corp.
2.00%, 03/12/27	45	42,898
3.50%, 03/01/28	50	48,744
Target Corp.
1.95%, 01/15/27(a)	1,664	1,596,521
2.50%, 04/15/26	5,172	5,077,788
3.38%, 04/15/29	194	186,311
		22,789,630
Semiconductors — 3.1%
Applied Materials Inc.
3.30%, 04/01/27	315	308,808
4.80%, 06/15/29	2,602	2,636,540
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	57	56,370
Broadcom Inc.
4.00%, 04/15/29(d)	5	4,872
4.15%, 02/15/28	260	257,184
5.05%, 07/12/29	45	45,579
Intel Corp.
1.60%, 08/12/28	1,700	1,529,280
2.45%, 11/15/29	383	343,939
2.60%, 05/19/26	2,415	2,360,329
3.15%, 05/11/27	22	21,287
3.75%, 03/25/27	514	504,434
3.75%, 08/05/27	1,123	1,099,443
4.00%, 08/05/29	618	595,802
4.88%, 02/10/28	453	455,071
Lam Research Corp.
3.75%, 03/15/26	1,353	1,344,004
4.00%, 03/15/29	1,891	1,858,510
Marvell Technology Inc.
2.45%, 04/15/28	190	177,412
4.88%, 06/22/28	103	103,230
5.75%, 02/15/29	410	423,523
Micron Technology Inc., 4.19%, 02/15/27	25	24,820
NVIDIA Corp.
1.55%, 06/15/28	1,654	1,521,336
3.20%, 09/16/26	3,695	3,641,801
NXP BV/NXP Funding LLC
5.35%, 03/01/26	679	681,861
5.55%, 12/01/28	650	664,649
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27(a)	470	455,726
3.88%, 06/18/26	495	490,764
4.30%, 06/18/29	602	589,197
4.40%, 06/01/27(a)	400	398,521
Qualcomm Inc., 3.25%, 05/20/27(a)	45	44,075
Skyworks Solutions Inc., 1.80%, 06/01/26	27	25,975
Texas Instruments Inc.
1.13%, 09/15/26	327	312,140
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
2.25%, 09/04/29	$1,087	$992,175
2.90%, 11/03/27	625	603,804
4.60%, 02/08/27	166	167,134
4.60%, 02/15/28	2,040	2,060,388
4.60%, 02/08/29	1,563	1,576,461
TSMC Arizona Corp.
1.75%, 10/25/26	201	192,323
3.88%, 04/22/27	1,304	1,289,802
4.13%, 04/22/29	250	246,867
		30,105,436
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	480	435,914
3.48%, 12/01/27	785	758,575
5.35%, 01/15/30	175	175,980
		1,370,469
Software — 4.4%
Adobe Inc.
2.15%, 02/01/27	7,608	7,321,410
2.30%, 02/01/30	2,000	1,810,597
4.80%, 04/04/29	172	174,869
4.85%, 04/04/27	140	141,690
Atlassian Corp., 5.25%, 05/15/29	220	223,593
Autodesk Inc.
2.85%, 01/15/30	1,975	1,815,425
3.50%, 06/15/27	1,660	1,622,103
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	1,454	1,337,811
3.40%, 06/27/26	4,558	4,483,656
Cadence Design Systems Inc., 4.30%, 09/10/29	230	227,154
Concentrix Corp., 6.60%, 08/02/28(a)	267	278,751
Electronic Arts Inc., 4.80%, 03/01/26	550	550,535
Fidelity National Information Services Inc.
1.65%, 03/01/28	270	247,647
3.75%, 05/21/29	22	21,177
Fiserv Inc.
3.20%, 07/01/26	25	24,544
4.20%, 10/01/28	15	14,773
Intuit Inc.
1.35%, 07/15/27	215	200,915
5.13%, 09/15/28	1,020	1,045,676
5.25%, 09/15/26	308	312,189
Microsoft Corp.
2.40%, 08/08/26	3,829	3,738,651
3.30%, 02/06/27	4,630	4,560,234
Oracle Corp.
2.30%, 03/25/28	1,355	1,268,992
2.65%, 07/15/26	107	104,311
2.80%, 04/01/27	2,046	1,975,117
3.25%, 11/15/27	303	293,182
4.20%, 09/27/29	825	807,606
4.50%, 05/06/28(a)	315	315,000
4.80%, 08/03/28	815	822,475
Roper Technologies Inc.
1.40%, 09/15/27	385	355,649
4.50%, 10/15/29(a)	100	99,422
Salesforce Inc.
1.50%, 07/15/28	100	91,291
3.70%, 04/11/28	981	964,737
Security	Par (000)	Value
Software (continued)
Take-Two Interactive Software Inc.
3.70%, 04/14/27	$340	$333,741
4.95%, 03/28/28	240	242,138
5.40%, 06/12/29	100	102,245
VMware LLC
1.40%, 08/15/26	2,918	2,784,005
1.80%, 08/15/28	82	74,591
3.90%, 08/21/27	221	216,860
4.65%, 05/15/27	326	326,647
Workday Inc.
3.50%, 04/01/27	829	812,009
3.70%, 04/01/29	462	444,969
		42,588,387
Telecommunications — 1.6%
AT&T Inc.
1.65%, 02/01/28	1,595	1,470,870
2.30%, 06/01/27(a)	65	61,870
3.80%, 02/15/27(a)	15	14,805
4.10%, 02/15/28	545	538,748
4.25%, 03/01/27	20	19,880
4.35%, 03/01/29	25	24,762
British Telecommunications PLC, 5.13%, 12/04/28	1,110	1,122,690
Cisco Systems Inc.
4.55%, 02/24/28	465	467,421
4.75%, 02/24/30	500	505,255
4.85%, 02/26/29	85	86,193
Juniper Networks Inc., 3.75%, 08/15/29	300	288,243
Nokia OYJ, 4.38%, 06/12/27	2,360	2,332,917
Rogers Communications Inc.
2.90%, 11/15/26	736	715,243
3.20%, 03/15/27	672	652,330
5.00%, 02/15/29	200	200,727
TELUS Corp.
2.80%, 02/16/27	179	172,878
3.70%, 09/15/27	165	161,508
T-Mobile USA Inc.
2.05%, 02/15/28	620	578,714
2.40%, 03/15/29	5	4,576
2.63%, 02/15/29	20	18,509
3.75%, 04/15/27	110	108,244
4.20%, 10/01/29	355	347,635
4.80%, 07/15/28	165	165,987
4.95%, 03/15/28	260	262,243
Verizon Communications Inc.
2.10%, 03/22/28(a)	1,391	1,295,757
2.63%, 08/15/26	830	809,119
3.00%, 03/22/27	1,945	1,890,303
3.88%, 02/08/29	20	19,494
4.13%, 03/16/27	665	660,664
4.33%, 09/21/28	648	643,247
		15,640,832
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.50%, 09/15/27	440	427,067
3.55%, 11/19/26	1,854	1,818,182
		2,245,249
Transportation — 1.3%
Canadian National Railway Co., 6.90%, 07/15/28	652	698,619
Canadian Pacific Railway Co., 1.75%, 12/02/26	55	52,443
CH Robinson Worldwide Inc., 4.20%, 04/15/28	3,328	3,277,112
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
CSX Corp., 2.40%, 02/15/30	$200	$180,463
Norfolk Southern Corp., 3.15%, 06/01/27	25	24,340
Ryder System Inc.
1.75%, 09/01/26	1,031	989,041
2.85%, 03/01/27	165	159,400
2.90%, 12/01/26	2,184	2,120,217
4.30%, 06/15/27(a)	505	501,069
4.90%, 12/01/29	60	60,310
4.95%, 09/01/29	644	648,127
5.25%, 06/01/28	55	55,982
5.30%, 03/15/27	155	157,083
5.38%, 03/15/29(a)	1,487	1,522,557
5.50%, 06/01/29(a)	742	763,199
5.65%, 03/01/28	145	149,081
6.30%, 12/01/28(a)	505	532,738
Union Pacific Corp.
2.15%, 02/05/27	55	52,847
2.40%, 02/05/30	1,000	903,846
3.00%, 04/15/27(a)	20	19,474
United Parcel Service Inc., 2.40%, 11/15/26	55	53,327
		12,921,275
Trucking & Leasing — 0.4%
GATX Corp.
3.25%, 09/15/26	75	73,509
3.50%, 03/15/28	1,690	1,633,461
3.85%, 03/30/27(a)	35	34,441
4.55%, 11/07/28(a)	86	85,765
4.70%, 04/01/29	1,602	1,594,764
5.40%, 03/15/27	55	55,707
		3,477,647
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	55	52,830
3.38%, 01/20/27(a)	285	275,189
		328,019
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	21	20,242
3.75%, 09/01/28	500	486,445
Security	Par (000)	Value
Water (continued)
Essential Utilities Inc.
3.57%, 05/01/29	$215	$204,494
4.80%, 08/15/27	175	175,927
United Utilities PLC, 6.88%, 08/15/28(a)	10	10,609
		897,717
Total Long-Term Investments — 98.7% (Cost: $958,023,868)		961,103,110
	Shares
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	53,250,973	53,277,598
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	3,130,000	3,130,000
Total Short-Term Securities — 5.8% (Cost: $56,391,797)		56,407,598
Total Investments — 104.5% (Cost: $1,014,415,665)		1,017,510,708
Liabilities in Excess of Other Assets — (4.5)%		(43,503,359)
Net Assets — 100.0%		$974,007,349

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,734,469	$13,538,473 (a)	$—	$2,511	$2,145	$53,277,598	53,250,973	$120,692 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,350,000	1,780,000 (a)	—	—	—	3,130,000	3,130,000	147,734	—
				$2,511	$2,145	$56,407,598		$268,426	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$961,103,110	$—	$961,103,110
Short-Term Securities
Money Market Funds	56,407,598	—	—	56,407,598
	$56,407,598	$961,103,110	$—	$1,017,510,708
See notes to financial statements.
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 5.07%, 04/15/27	$883	$884,659
AmeriCredit Automobile Receivables Trust, 5.38%, 06/18/29	1,130	1,147,870
Capital One Multi-Asset Execution Trust, 4.95%, 10/15/27	5,067	5,081,830
CarMax Auto Owner Trust, 4.65%, 01/16/29	1,000	1,002,637
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	100	111,147
GM Financial Consumer Automobile Receivables Trust
4.47%, 02/16/28	947	946,413
5.78%, 08/16/28	1,220	1,239,104
5.28%, 10/16/29	850	864,902
John Deere Owner Trust, 4.06%, 06/15/29	1,430	1,421,153
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	210	211,394
Verizon Master Trust
4.49%, 01/22/29	1,000	1,000,390
4.17%, 08/20/30	1,200	1,194,897
WF Card Issuance Trust, 4.29%, 10/15/29	600	600,400
Total Asset-Backed Securities — 0.4% (Cost: $15,669,917)		15,706,796
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.1%
Bank
3.35%, 01/15/63(a)	200	173,166
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	827	801,612
BBCMS Mortgage Trust
2.69%, 11/15/54	1,000	873,536
5.83%, 11/15/57(a)	250	261,201
6.00%, 09/15/56(a)	4,710	5,021,970
6.15%, 12/15/55(a)	200	213,966
Series 2020-C7, Class A5, 2.04%, 04/15/53	670	585,600
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,718,703
Benchmark Mortgage Trust
3.93%, 03/15/52	1,160	1,145,142
5.33%, 02/15/58	500	504,716
5.36%, 05/15/55	250	253,528
6.06%, 08/15/57(a)	500	518,390
6.67%, 03/15/57	440	458,116
6.79%, 03/15/57	781	820,919
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	172	170,610
Series 2018-B6, Class AAB, 4.17%, 10/10/51	178	176,082
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	93,897
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,027,709
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	681,700
BMO Mortgage Trust
4.81%, 07/15/54(a)	495	494,555
5.74%, 02/15/57	1,000	1,032,356
5.89%, 11/15/57(a)	303	312,415
6.20%, 11/15/57(a)	928	959,761
CD Mortgage Trust
3.35%, 11/10/49	919	907,257
3.91%, 11/13/50(a)	100	93,406
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.10%, 12/15/72	500	462,884
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	193,943
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	$1,000	$948,322
3.78%, 11/25/32(a)	2,000	1,904,353
4.43%, 02/25/33(a)	2,400	2,383,752
4.65%, 08/25/28(a)	1,000	1,008,314
4.76%, 10/25/34	900	911,722
5.40%, 01/25/29	5,000	5,170,254
Federal National Mortgage Association-ACES, 2.40%, 11/25/31	500	440,656
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	96,695
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50	662	652,168
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5, 3.10%, 11/15/49	500	482,267
Morgan Stanley Capital I Trust, 2.75%, 06/15/54(a)	1,000	850,384
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,099,401
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	186	184,651
UBS Commercial Mortgage Trust
4.03%, 08/15/51	2,000	1,953,297
Series 2018-C12, Class ASB, 4.19%, 08/15/51	368	365,390
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	483,424
Class A4, 2.34%, 08/15/54	460	394,198
Class ASB, 4.17%, 05/15/51	644	638,711
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,854,690
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,000	926,203
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	116,032
		43,822,024
Total Collateralized Mortgage Obligations — 1.1% (Cost: $44,985,294)		43,822,024
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
5.38%, 06/15/33	147	148,754
5.40%, 10/01/48	265	256,123
		404,877
Aerospace & Defense — 0.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	470	447,328
General Electric Co.
4.35%, 05/01/50	70	60,628
6.75%, 03/15/32	235	262,107
Hexcel Corp., 4.20%, 02/15/27	695	684,361
Howmet Aerospace Inc., 5.95%, 02/01/37	30	31,793
Northrop Grumman Corp.
4.90%, 06/01/34	535	530,922
4.95%, 03/15/53	285	260,524
5.20%, 06/01/54	530	506,104
RTX Corp.
1.90%, 09/01/31	50	41,712
2.25%, 07/01/30	824	728,922
2.38%, 03/15/32	35	29,730
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
2.65%, 11/01/26	$90	$87,531
3.13%, 05/04/27	262	254,377
3.13%, 07/01/50	236	158,802
3.75%, 11/01/46	277	214,895
4.05%, 05/04/47	287	232,082
4.13%, 11/16/28	511	503,440
4.15%, 05/15/45	205	170,615
4.35%, 04/15/47	392	331,634
4.45%, 11/16/38	335	307,394
4.50%, 06/01/42	163	144,776
4.63%, 11/16/48	244	213,653
4.70%, 12/15/41	72	65,954
4.80%, 12/15/43	175	160,299
4.88%, 10/15/40	180	170,055
5.38%, 02/27/53	95	92,473
5.40%, 05/01/35	60	61,358
5.75%, 11/08/26	60	61,153
5.75%, 01/15/29	50	51,936
6.00%, 03/15/31	110	116,767
6.05%, 06/01/36	75	80,528
6.10%, 03/15/34	35	37,594
6.13%, 07/15/38	210	226,216
6.40%, 03/15/54	85	94,751
7.50%, 09/15/29	20	22,328
		7,444,742
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	10	9,739
2.70%, 09/15/51	110	68,252
2.90%, 03/01/32	50	44,219
3.25%, 03/27/30	348	326,519
3.75%, 09/15/47	124	96,624
4.02%, 04/16/43	33	28,023
4.50%, 08/15/33	165	159,717
4.50%, 03/15/49	55	47,688
4.54%, 03/26/42	62	56,570
5.94%, 10/01/32	282	303,559
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,665	1,479,609
3.25%, 08/15/26	1,671	1,639,861
3.75%, 09/25/27	909	891,424
4.10%, 01/07/28	405	400,158
4.20%, 09/17/29	80	78,447
4.65%, 09/17/34	45	43,419
		5,673,828
Apparel — 0.0%
NIKE Inc.
3.25%, 03/27/40	75	60,199
3.38%, 03/27/50	208	152,043
Tapestry Inc.
4.13%, 07/15/27	92	90,655
5.10%, 03/11/30	25	25,092
		327,989
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	495	418,435
2.00%, 03/24/28	310	287,770
2.25%, 01/12/29	390	357,321
2.30%, 09/09/26	205	198,666
2.35%, 01/08/27	145	139,606
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 10/22/27	$175	$174,743
4.60%, 04/17/30	115	114,297
4.70%, 01/12/28	30	30,219
4.85%, 10/23/31	160	159,694
4.90%, 03/12/27	125	125,983
4.90%, 07/09/27	100	100,908
4.90%, 01/10/34(b)	255	250,785
5.05%, 07/10/31	90	90,839
5.13%, 07/07/28	25	25,459
5.65%, 11/15/28	55	56,867
Cummins Inc.
1.50%, 09/01/30	1,044	888,424
2.60%, 09/01/50	365	224,605
4.88%, 10/01/43	402	382,597
4.90%, 02/20/29	145	147,065
5.15%, 02/20/34	985	1,003,649
5.45%, 02/20/54	35	35,028
Ford Motor Co.
5.29%, 12/08/46(b)	95	78,207
7.40%, 11/01/46	365	383,722
Ford Motor Credit Co. LLC
3.63%, 06/17/31	60	52,425
5.11%, 05/03/29	30	29,168
7.12%, 11/07/33	485	504,176
General Motors Co.
5.00%, 04/01/35	130	122,671
5.15%, 04/01/38	160	148,581
5.20%, 04/01/45	269	234,286
5.40%, 04/01/48	55	48,792
5.95%, 04/01/49	120	114,231
6.25%, 10/02/43	165	163,769
6.60%, 04/01/36	241	255,478
6.75%, 04/01/46	189	196,968
General Motors Financial Co. Inc.
2.35%, 01/08/31	25	21,277
2.40%, 10/15/28	35	32,027
2.70%, 06/10/31	340	291,422
3.10%, 01/12/32	195	168,664
3.60%, 06/21/30	125	115,387
4.30%, 04/06/29	115	111,395
5.65%, 01/17/29	10	10,213
5.85%, 04/06/30	25	25,638
6.40%, 01/09/33	315	329,190
Honda Motor Co. Ltd., 2.97%, 03/10/32	165	146,085
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	312	369,044
Toyota Motor Credit Corp.
2.15%, 02/13/30	192	171,423
3.05%, 01/11/28	277	267,715
3.65%, 01/08/29	236	228,993
4.45%, 05/18/26	140	140,317
4.55%, 09/20/27	50	50,281
4.55%, 05/17/30	180	179,699
4.70%, 01/12/33	300	297,078
		10,501,282
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	484	297,147
4.35%, 03/15/29	270	265,232
4.40%, 10/01/46	74	57,740
5.40%, 03/15/49	127	113,491
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	$235	$207,318
4.15%, 05/01/52	300	221,327
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	200	186,159
BorgWarner Inc., 4.38%, 03/15/45	91	75,444
Lear Corp.
3.50%, 05/30/30	259	240,690
3.55%, 01/15/52	120	80,953
3.80%, 09/15/27	146	142,810
4.25%, 05/15/29	227	220,489
5.25%, 05/15/49	117	103,449
Magna International Inc., 5.50%, 03/21/33	50	51,159
		2,263,408
Banks — 5.2%
Banco Bilbao Vizcaya Argentaria SA, 6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	245	251,187
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	355	339,263
2.75%, 12/03/30	200	174,733
2.96%, 03/25/31	250	223,302
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	235	205,863
3.49%, 05/28/30	5	4,650
3.80%, 02/23/28	20	19,490
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	830	820,310
4.25%, 04/11/27	10	9,901
4.38%, 04/12/28	465	459,400
6.35%, 03/14/34	400	414,753
6.61%, 11/07/28	5	5,310
6.92%, 08/08/33	465	500,389
6.94%, 11/07/33	10	11,192
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	595	572,262
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	95	81,592
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	265	225,976
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	135	124,317
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	150	127,878
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	615	512,377
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	298	266,809
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	55	52,899
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	125	107,932
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	349	312,936
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	200	143,235
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	465	409,173
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	359	228,869
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	183	168,380
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	512	449,122
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	577	379,486
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	185	173,068
3.25%, 10/21/27	380	368,899
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	215	165,278
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	420	405,644
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(a)	95	93,879
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	90	87,701
Security	Par (000)	Value
Banks (continued)
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	$10	$9,801
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	210	206,983
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	440	396,780
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	226	181,322
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	325	318,643
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	296	287,276
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	180	157,057
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	1,051	848,739
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	635	576,581
4.25%, 10/22/26	247	245,897
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	435	428,905
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	493	415,736
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	75	74,535
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	590	509,885
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	820	794,273
4.88%, 04/01/44	196	184,836
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	185	186,179
5.00%, 01/21/44	533	510,813
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	720	717,337
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	235	238,230
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	775	780,947
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	210	213,555
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	85	89,017
5.88%, 02/07/42	269	286,984
6.11%, 01/29/37	670	702,316
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	120	124,522
6.22%, 09/15/26	85	87,172
7.75%, 05/14/38	580	692,243
Series L, 4.18%, 11/25/27	275	272,059
Series L, 4.75%, 04/21/45	10	8,982
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	110	96,993
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	430	312,763
Bank of Montreal
1.25%, 09/15/26	150	142,985
2.65%, 03/08/27	65	62,927
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	1,070	1,034,340
5.00%, 01/27/29(a)	155	156,512
5.30%, 06/05/26	100	101,062
5.51%, 06/04/31	75	77,473
5.72%, 09/25/28	75	77,641
Series H, 4.70%, 09/14/27	125	125,639
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27	195	187,329
2.45%, 08/17/26	293	285,416
2.50%, 01/26/32	95	82,508
2.80%, 05/04/26	291	286,037
3.00%, 10/30/28	429	406,077
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.25%, 05/16/27	$187	$182,792
3.30%, 08/23/29	755	711,361
3.40%, 01/29/28	420	409,261
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	879	861,127
3.85%, 04/28/28	660	651,451
3.85%, 04/26/29	115	112,423
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	95	93,915
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	95	95,046
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	95	93,013
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	120	121,013
4.94%, 02/11/31(a)	125	126,344
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	145	145,796
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	80	79,730
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	200	202,352
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	125	126,120
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	220	224,001
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	45	45,962
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	40	41,334
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	130	137,217
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	95	100,409
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	200	219,928
Series J, 1.90%, 01/25/29	150	137,120
Bank of Nova Scotia (The)
1.05%, 03/02/26	830	803,182
1.30%, 09/15/26	305	290,985
1.35%, 06/24/26	115	110,591
1.95%, 02/02/27	485	464,027
2.15%, 08/01/31	1,610	1,371,824
2.45%, 02/02/32	180	154,442
2.70%, 08/03/26	1,506	1,470,126
2.95%, 03/11/27	1,110	1,078,323
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	170	168,938
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	30	27,890
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	100	98,915
4.85%, 02/01/30	230	231,088
4.93%, 02/14/29(a)	175	176,163
5.13%, 02/14/31(a)	185	186,613
5.25%, 06/12/28	5	5,108
5.35%, 12/07/26	265	268,964
5.40%, 06/04/27	1,345	1,371,526
5.45%, 08/01/29	125	128,476
5.65%, 02/01/34	85	88,399
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	525	503,882
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	125	111,091
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	270	235,574
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	480	417,226
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	260	234,700
4.34%, 01/10/28	270	267,926
4.84%, 05/09/28	545	542,700
4.95%, 01/10/47	440	403,439
4.97%, 05/16/29(a)	355	355,812
5.09%, 02/25/29(a)	400	402,367
5.09%, 06/20/30(a)	400	395,777
5.20%, 05/12/26	310	311,559
5.25%, 08/17/45	105	101,066
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	225	221,662
5.37%, 02/25/31(a)	400	404,571
Security	Par (000)	Value
Banks (continued)
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	$375	$381,021
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	200	203,410
5.69%, 03/12/30, (1-day SOFR + 1.740%)(a)	260	266,446
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	20	20,452
5.79%, 02/25/36(a)	485	492,615
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	200	202,567
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	205	212,460
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	345	362,256
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	135	146,395
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	280	303,397
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	200	212,486
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	240	269,311
BPCE SA, 3.38%, 12/02/26	1,020	1,001,786
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	245	224,864
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	125	124,863
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	125	123,996
4.86%, 01/13/28(a)	25	25,101
5.00%, 04/28/28	350	354,372
5.24%, 06/28/27	155	157,417
5.25%, 01/13/31(a)	25	25,368
5.26%, 04/08/29	160	163,072
5.62%, 07/17/26	75	76,129
5.93%, 10/02/26	25	25,544
5.99%, 10/03/28	90	93,983
6.09%, 10/03/33	525	559,463
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	195	169,237
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	260	231,332
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	377	339,837
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	300	275,396
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	325	315,135
3.20%, 10/21/26	270	264,270
3.40%, 05/01/26	140	138,212
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	130	126,088
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	75	73,130
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	522	479,074
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	565	483,670
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	165	162,805
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	70	67,721
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	116	113,861
4.13%, 07/25/28	256	251,548
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	209	175,490
4.30%, 11/20/26	150	149,311
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	285	277,771
4.45%, 09/29/27	692	687,199
4.65%, 07/30/45	404	360,309
4.65%, 07/23/48	680	596,959
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	25	24,988
4.75%, 05/18/46	275	241,744
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	35	34,396
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	70	70,746
5.30%, 05/06/44	231	220,590
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	315	309,394
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	$200	$202,857
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	480	481,662
5.88%, 02/22/33	276	286,261
5.88%, 01/30/42	340	354,409
6.00%, 10/31/33	127	132,788
6.13%, 08/25/36	25	25,930
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	550	566,646
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	170	181,274
6.63%, 01/15/28	338	357,683
6.63%, 06/15/32	517	559,368
6.68%, 09/13/43	181	200,030
8.13%, 07/15/39	609	762,772
Citizens Financial Group Inc.
2.50%, 02/06/30	140	124,702
2.85%, 07/27/26	282	275,040
3.25%, 04/30/30	210	192,884
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	205	202,655
Comerica Inc., 4.00%, 02/01/29	319	306,551
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	246,461
5.25%, 05/24/41	56	56,065
5.25%, 08/04/45	147	143,402
5.75%, 12/01/43	252	258,927
Deutsche Bank AG/New York
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	480	460,408
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	470	451,661
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	470	412,854
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	675	622,230
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	5	4,372
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	85	83,247
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	335	333,362
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)	415	406,777
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	205	214,313
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	310	329,243
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	200	210,950
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	155	159,767
Series ., 5.37%, 01/10/29(a)	150	151,385
Discover Bank
2.70%, 02/06/30	215	194,186
3.45%, 07/27/26	520	510,925
4.25%, 03/13/26	30	29,814
4.65%, 09/13/28	450	447,652
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	5	4,738
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	20	20,810
8.25%, 03/01/38	201	246,045
First Horizon Bank, 5.75%, 05/01/30	90	91,082
Goldman Sachs Capital I, 6.35%, 02/15/34	435	462,464
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	445	424,587
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	245	234,676
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	255	215,935
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	290	248,345
2.60%, 02/07/30	167	150,961
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	387	337,993
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	310	298,205
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	190	164,295
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	85	61,000
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	625	550,922
Security	Par (000)	Value
Banks (continued)
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	$262	$196,722
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	45	34,666
3.50%, 11/16/26	30	29,489
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	327	320,022
3.80%, 03/15/30	85	81,314
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	532	517,837
3.85%, 01/26/27	467	461,660
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	710	616,679
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	675	665,565
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	504	455,657
4.75%, 10/21/45	571	517,032
4.80%, 07/08/44	490	443,931
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	400	391,044
5.15%, 05/22/45	164	153,751
5.21%, 01/28/31(a)	200	202,477
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	625	625,320
5.54%, 01/28/36(a)	345	351,140
5.73%, 01/28/56(a)	330	336,711
5.95%, 01/15/27	155	158,951
6.13%, 02/15/33	580	627,690
6.25%, 02/01/41	530	569,604
6.45%, 05/01/36	244	260,186
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	195	213,430
6.75%, 10/01/37	661	723,724
HSBC Bank USA NA, 7.00%, 01/15/39	630	715,001
HSBC Bank USA NA/New York, 5.88%, 11/01/34	335	348,855
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	285	260,897
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	165	143,294
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	565	493,163
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	220	197,276
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	80	69,470
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	895	859,377
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	640	630,893
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	610	604,304
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	420	419,478
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	25	23,902
4.95%, 03/31/30	645	646,811
5.20%, 03/03/29(a)	200	200,484
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	200	201,862
5.45%, 03/03/31(a)	200	200,445
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)	225	231,435
5.75%, 03/03/36(a)	200	199,601
6.10%, 01/14/42	535	577,495
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	385	408,389
6.50%, 05/02/36	360	383,733
6.50%, 09/15/37	690	735,163
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	385	405,192
6.80%, 06/01/38	270	290,067
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	200	212,504
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	235	260,422
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	200	229,892
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	$215	$178,026
2.55%, 02/04/30	509	456,588
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	65	64,564
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	177	173,881
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	25	25,310
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	10	10,195
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	100	99,664
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	480	423,473
3.95%, 03/29/27	920	909,486
4.05%, 04/09/29	195	189,946
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	225	213,352
4.55%, 10/02/28	210	208,773
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	430	437,280
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	25	26,376
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	80	76,322
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	50	42,361
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	245	208,242
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	215	192,848
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	260	224,942
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	197	172,879
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	266	243,620
2.95%, 10/01/26	135	132,235
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	70	63,494
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	490	432,866
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	153	116,753
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	678	462,328
3.20%, 06/15/26	150	147,876
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	625	444,518
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	172	166,770
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	250	244,236
3.63%, 12/01/27	60	58,678
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	110	105,526
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	105	103,440
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	588	511,888
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	361	287,266
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	546	439,846
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	282	276,505
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	315	257,403
4.13%, 12/15/26	189	187,998
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	475	467,563
4.25%, 10/01/27	160	159,708
Security	Par (000)	Value
Banks (continued)
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	$534	$452,942
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	439	434,945
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	282	278,528
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	502	489,844
4.85%, 02/01/44	311	291,928
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	1,100	1,094,426
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	495	486,504
4.95%, 06/01/45	242	224,709
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	230	234,305
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	270	273,718
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	545	554,359
5.40%, 01/06/42	385	389,237
5.50%, 10/15/40	400	409,118
5.60%, 07/15/41	460	474,106
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	545	562,791
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	150	156,544
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	450	484,689
6.40%, 05/15/38	525	585,449
7.63%, 10/15/26	200	209,999
8.00%, 04/29/27	145	155,586
8.75%, 09/01/30	600	710,068
KeyBank NA/Cleveland OH
3.90%, 04/13/29	77	73,709
4.90%, 08/08/32	50	48,466
6.95%, 02/01/28	80	84,163
KeyCorp
2.25%, 04/06/27	90	85,459
2.55%, 10/01/29	330	297,797
4.10%, 04/30/28	125	122,628
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	1,013	621,981
0.00%, 06/29/37(c)	825	480,188
0.75%, 09/30/30	1,355	1,130,906
1.00%, 10/01/26	1,380	1,315,964
1.75%, 09/14/29	1,011	914,882
2.88%, 04/03/28	2,577	2,490,463
3.00%, 05/20/27	225	219,951
3.75%, 02/15/28	1,735	1,720,886
4.63%, 03/18/30	255	260,920
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	195	187,274
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	190	183,268
3.57%, 11/07/28(a)	355	343,835
3.75%, 01/11/27	300	295,485
4.34%, 01/09/48	325	260,805
4.38%, 03/22/28	425	420,045
4.55%, 08/16/28	340	337,882
4.65%, 03/24/26	415	414,390
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	65	64,053
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)	200	201,446
5.30%, 12/01/45	155	145,517
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	280	284,163
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	35	35,713
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	200	205,850
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	310	319,336
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	200	203,407
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	455	520,649
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	$135	$128,882
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	180	154,257
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	110	105,571
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	110	94,945
2.76%, 09/13/26	350	341,384
3.20%, 07/18/29	250	235,341
3.29%, 07/25/27	170	165,798
3.68%, 02/22/27	90	88,732
3.74%, 03/07/29	165	160,177
3.75%, 07/18/39	340	293,896
3.96%, 03/02/28	50	49,269
4.05%, 09/11/28	105	103,460
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	5	4,944
4.15%, 03/07/39(b)	139	128,770
4.29%, 07/26/38	160	149,604
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	30	28,760
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	135	136,124
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	205	208,465
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)	105	108,046
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	370	378,306
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	55	56,569
Mizuho Financial Group Inc.
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	145	139,228
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	15	12,880
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	85	72,439
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	55	48,025
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	200	170,643
2.56%, 09/13/31	375	322,076
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)	177	158,332
2.84%, 09/13/26	20	19,545
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	110	101,320
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	222	207,549
3.17%, 09/11/27	55	53,250
3.66%, 02/28/27	90	88,609
4.02%, 03/05/28	260	256,012
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	329	324,109
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	200	204,072
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	200	204,244
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	200	206,191
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	200	205,391
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	70	71,975
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	325	336,942
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	90	93,689
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	220	228,739
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	285	294,053
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	235	225,185
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	560	540,711
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	445	372,087
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	160	134,060
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	500	424,862
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	120	115,367
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	30	24,924
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	310	266,560
Security	Par (000)	Value
Banks (continued)
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	$317	$286,938
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	410	259,466
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	245	214,817
3.13%, 07/27/26	245	240,479
3.59%, 07/22/28(a)	632	614,308
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	374	353,069
3.63%, 01/20/27	520	513,319
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	574	560,033
3.95%, 04/23/27	505	498,243
3.97%, 07/22/38(a)	780	679,995
4.30%, 01/27/45	785	673,443
4.35%, 09/08/26	375	373,645
4.38%, 01/22/47	567	487,533
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	262	258,532
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	575	533,894
4.65%, 10/18/30, (1-day SOFR + 1.100%)(a)	220	218,064
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	45	44,440
5.04%, 07/19/30, (1-day SOFR + 1.215%)(a)	90	90,697
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	125	126,638
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	365	369,641
5.23%, 01/15/31(a)	150	152,350
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	280	281,340
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	400	395,120
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	180	180,949
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	360	365,747
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	90	92,076
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	150	152,430
5.52%, 11/19/55, (1-day SOFR + 1.710%)(a)	350	349,528
5.59%, 01/18/36(a)	90	92,275
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	298	301,090
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	575	598,065
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	435	442,740
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	415	423,368
6.25%, 08/09/26	575	588,905
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	415	431,239
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	300	323,086
6.38%, 07/24/42	551	607,931
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	75	79,101
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	125	136,844
7.25%, 04/01/32	829	946,702
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	250	249,356
4.75%, 04/21/26	295	296,052
5.02%, 01/12/29(a)	250	252,328
5.88%, 10/30/26	250	255,601
National Australia Bank Ltd./New York
2.50%, 07/12/26	342	333,991
4.90%, 06/13/28	250	254,100
4.94%, 01/12/28	250	254,069
National Bank of Canada
4.95%, 02/01/28(a)	250	251,464
5.60%, 07/02/27, (1-day SOFR + 1.036%)(a)	3,025	3,064,546
5.60%, 12/18/28	2,733	2,821,031
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	190	182,842
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	450	398,232
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	85	82,037
4.45%, 05/08/30(a)	679	666,585
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.80%, 04/05/26	$625	$626,885
4.89%, 05/18/29(a)	435	435,894
5.08%, 01/27/30(a)	825	831,262
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	203,250
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	245	251,688
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	205	211,406
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	200	208,214
Northern Trust Corp.
3.15%, 05/03/29	1,026	975,922
3.38%, 05/08/32(a)	250	241,523
3.65%, 08/03/28	534	521,450
6.13%, 11/02/32	50	53,806
PNC Bank NA
3.10%, 10/25/27	265	256,271
3.25%, 01/22/28	195	188,735
4.05%, 07/26/28	320	313,231
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	45	42,978
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	10	8,597
2.55%, 01/22/30	415	375,479
2.60%, 07/23/26	236	230,200
3.15%, 05/19/27	185	179,781
3.45%, 04/23/29	653	625,044
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	60	57,383
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	240	237,771
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	245	243,871
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)	220	221,581
5.22%, 01/29/31(a)	260	264,375
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	20	20,264
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	155	157,873
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	220	222,061
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	100	102,675
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	266	273,303
5.58%, 01/29/36(a)	70	71,677
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	120	123,607
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	235	246,700
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	215	226,705
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	55	56,744
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	405	449,917
Regions Bank/Birmingham AL, 6.45%, 06/26/37	248	261,916
Regions Financial Corp.
1.80%, 08/12/28	160	145,366
7.38%, 12/10/37	278	316,841
Royal Bank of Canada
1.40%, 11/02/26	130	123,909
2.05%, 01/21/27	105	100,710
2.30%, 11/03/31	5	4,303
3.63%, 05/04/27	290	285,249
3.88%, 05/04/32	165	154,978
4.24%, 08/03/27	445	442,936
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	40	39,976
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	40	39,874
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	100	99,247
4.88%, 01/19/27	80	80,692
4.90%, 01/12/28	515	520,825
Security	Par (000)	Value
Banks (continued)
4.95%, 02/01/29	$220	$222,775
4.97%, 01/24/29(a)	100	100,972
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	200	201,100
5.00%, 02/01/33	595	597,409
5.00%, 05/02/33	315	316,054
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)	240	241,773
5.15%, 02/04/31(a)	100	101,385
5.15%, 02/01/34	185	187,075
5.20%, 07/20/26	150	151,712
5.20%, 08/01/28	295	301,111
6.00%, 11/01/27	290	300,786
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	415	396,858
3.24%, 10/05/26	481	469,304
4.40%, 07/13/27	1,117	1,106,586
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	50	51,742
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	50	51,952
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	45	46,756
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	47	49,052
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	365	350,487
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	465	444,791
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	130	114,321
3.82%, 11/03/28(a)	355	345,140
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	40	41,657
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	105	100,210
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	45	43,056
2.40%, 01/24/30	815	741,361
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	30	26,036
2.65%, 05/19/26	553	543,098
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	313	286,535
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	302	297,637
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	25	23,716
4.33%, 10/22/27	50	49,967
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	50	49,977
4.54%, 02/28/28	50	50,163
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	40	39,452
4.73%, 02/28/30	50	50,201
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	15	14,796
4.99%, 03/18/27	50	50,547
5.15%, 02/28/36(a)	50	50,230
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	25	25,212
5.27%, 08/03/26	105	106,258
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	60	62,224
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	50	51,672
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	115	109,793
1.71%, 01/12/31	1,000	839,774
1.90%, 09/17/28	285	259,914
2.13%, 07/08/30	1,000	873,748
2.14%, 09/23/30	20	17,384
2.47%, 01/14/29	55	50,892
2.63%, 07/14/26	340	331,699
2.72%, 09/27/29	100	91,810
2.75%, 01/15/30	155	141,456
3.01%, 10/19/26	265	259,025
3.04%, 07/16/29	465	433,736
3.20%, 09/17/29	207	194,554
3.35%, 10/18/27	272	264,436
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.36%, 07/12/27	$253	$247,057
3.45%, 01/11/27	227	223,078
3.54%, 01/17/28	185	180,322
3.78%, 03/09/26	170	168,946
3.94%, 07/19/28	165	162,026
4.31%, 10/16/28	178	176,576
5.42%, 07/09/31	70	71,973
5.52%, 01/13/28	140	143,678
5.56%, 07/09/34	225	232,216
5.63%, 01/15/35	500	517,062
5.77%, 01/13/33	335	350,716
5.78%, 07/13/33	240	252,236
5.80%, 07/13/28	205	212,555
5.81%, 09/14/33	70	73,981
5.85%, 07/13/30	200	209,589
Synchrony Bank, 5.63%, 08/23/27	490	496,675
Toronto-Dominion Bank (The)
1.95%, 01/12/27	120	114,569
2.00%, 09/10/31(b)	105	89,279
2.45%, 01/12/32	30	25,632
2.80%, 03/10/27	95	91,861
3.20%, 03/10/32	60	53,694
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	1,216	1,188,091
4.46%, 06/08/32	430	415,786
4.69%, 09/15/27	80	80,491
4.78%, 12/17/29	175	175,315
4.86%, 01/31/28	175	176,333
4.99%, 04/05/29	105	106,023
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	40	39,483
5.16%, 01/10/28	250	254,183
5.26%, 12/11/26	85	86,158
5.30%, 01/30/32	175	178,325
5.52%, 07/17/28	515	528,954
Truist Bank, 2.25%, 03/11/30	295	259,652
Truist Financial Corp.
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	225	217,691
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	110	100,447
3.88%, 03/19/29	80	77,266
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	65	64,385
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	200	200,815
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	440	423,385
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	105	103,916
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	10	10,270
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	195	202,391
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	110	111,904
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	340	281,920
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	50	43,017
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	205	199,737
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	125	122,007
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	95	97,624
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	80	82,487
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	108	112,120
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	215	223,906
UBS AG/London, 5.65%, 09/11/28	1,060	1,096,249
UBS AG/Stamford CT
5.00%, 07/09/27	295	298,309
7.50%, 02/15/28	680	734,678
UBS Group AG, 4.55%, 04/17/26	445	445,334
Webster Financial Corp., 4.10%, 03/25/29	179	172,209
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	$325	$246,177
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	225	201,767
3.90%, 05/01/45	220	176,357
4.40%, 06/14/46	255	212,640
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	960	834,336
4.65%, 11/04/44	145	126,111
4.75%, 12/07/46	205	178,403
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	260	255,969
4.90%, 11/17/45	345	308,451
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(a)	1,190	1,095,075
5.38%, 11/02/43	200	192,330
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	460	464,810
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	185	188,571
5.61%, 01/15/44	250	246,904
5.95%, 12/01/86	710	729,139
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	250	270,882
Series B, 7.95%, 11/15/29	35	39,440
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	170	148,045
2.70%, 08/19/26	365	357,206
2.85%, 05/13/26	1,380	1,357,445
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	320	278,435
3.35%, 03/08/27	273	268,103
3.40%, 01/25/28	517	504,161
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	309	296,438
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	454	450,000
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	75	75,184
Wintrust Financial Corp., 4.85%, 06/06/29	90	87,325
		200,555,556
Beverages — 0.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	1,087	1,053,968
4.90%, 02/01/46	1,235	1,155,836
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	100	91,431
4.70%, 02/01/36	691	667,978
4.90%, 02/01/46	328	305,559
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	610	579,848
4.00%, 04/13/28	644	637,917
4.38%, 04/15/38	569	527,356
4.44%, 10/06/48	450	390,440
4.75%, 01/23/29	727	733,590
4.75%, 04/15/58	165	147,296
4.90%, 01/23/31	413	419,666
4.95%, 01/15/42	442	421,739
5.00%, 06/15/34	160	161,130
5.45%, 01/23/39	323	330,645
5.55%, 01/23/49	643	654,148
5.80%, 01/23/59	303	318,737
5.88%, 06/15/35	110	118,229
8.00%, 11/15/39	94	119,422
8.20%, 01/15/39	320	410,150
Brown-Forman Corp.
4.00%, 04/15/38	63	55,627
4.50%, 07/15/45	174	152,911
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28	$440	$400,395
1.38%, 03/15/31	565	474,343
1.65%, 06/01/30	301	261,312
2.00%, 03/05/31	220	191,934
2.13%, 09/06/29	15	13,652
2.25%, 01/05/32	175	152,221
2.50%, 06/01/40	377	273,589
2.50%, 03/15/51	80	49,007
2.60%, 06/01/50	418	263,214
2.75%, 06/01/60	154	94,164
2.90%, 05/25/27	295	287,156
3.00%, 03/05/51	145	98,741
3.45%, 03/25/30	125	119,728
4.20%, 03/25/50	325	279,216
4.65%, 08/14/34	150	148,842
5.00%, 05/13/34	190	193,824
5.20%, 01/14/55	130	128,005
5.30%, 05/13/54	180	179,656
5.40%, 05/13/64	210	209,208
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	50	40,565
5.25%, 11/26/43	270	264,164
Constellation Brands Inc.
3.75%, 05/01/50	81	59,872
4.10%, 02/15/48	85	67,385
4.50%, 05/09/47	112	94,519
4.90%, 05/01/33	70	68,641
5.25%, 11/15/48	151	140,958
Diageo Capital PLC
2.00%, 04/29/30	875	770,985
2.13%, 04/29/32	1,510	1,265,638
2.38%, 10/24/29	2,335	2,127,139
3.88%, 05/18/28	715	703,868
5.30%, 10/24/27	975	995,856
5.63%, 10/05/33	310	324,133
Diageo Investment Corp.
4.25%, 05/11/42	145	126,468
7.45%, 04/15/35	329	390,907
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	10	7,463
Keurig Dr Pepper Inc.
2.55%, 09/15/26	20	19,438
3.20%, 05/01/30	184	170,798
3.43%, 06/15/27	75	73,203
3.80%, 05/01/50	212	162,013
3.95%, 04/15/29	45	43,833
4.05%, 04/15/32	240	228,361
4.42%, 12/15/46	5	4,241
4.50%, 11/15/45	44	38,090
4.50%, 04/15/52	225	191,462
4.60%, 05/25/28	145	144,991
5.05%, 03/15/29	100	101,375
5.10%, 03/15/27	100	101,026
5.30%, 03/15/34(b)	110	112,145
Series 10, 5.20%, 03/15/31	100	101,854
Molson Coors Beverage Co.
3.00%, 07/15/26	1,135	1,112,408
4.20%, 07/15/46	440	361,834
5.00%, 05/01/42	357	334,736
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc.
1.95%, 10/21/31	$55	$46,801
2.38%, 10/06/26	1,254	1,218,096
2.63%, 03/19/27	711	689,838
2.63%, 07/29/29	720	669,957
2.75%, 03/19/30	459	423,458
2.88%, 10/15/49	45	30,177
3.00%, 10/15/27	784	760,743
3.38%, 07/29/49	145	107,105
3.50%, 03/19/40	80	66,465
3.60%, 02/18/28	75	73,793
3.63%, 03/19/50	266	203,755
3.88%, 03/19/60	45	34,852
3.90%, 07/18/32	70	66,767
4.00%, 03/05/42	230	197,804
4.00%, 05/02/47	175	145,249
4.20%, 07/18/52	25	20,935
4.45%, 05/15/28	105	105,744
4.45%, 02/15/33	50	50,044
4.45%, 04/14/46	40	35,873
4.50%, 07/17/29	50	50,353
4.65%, 02/15/53	45	40,539
4.80%, 07/17/34	45	44,991
4.88%, 11/01/40	210	204,969
5.25%, 07/17/54	50	49,581
7.00%, 03/01/29	390	427,670
		29,787,758
Biotechnology — 0.4%
Amgen Inc.
2.20%, 02/21/27	164	157,005
2.30%, 02/25/31	315	274,327
2.45%, 02/21/30	616	554,992
2.60%, 08/19/26	40	38,967
2.77%, 09/01/53	240	145,919
3.00%, 01/15/52	235	155,308
3.15%, 02/21/40	165	127,513
3.20%, 11/02/27	617	597,106
3.38%, 02/21/50	300	215,333
4.05%, 08/18/29	310	302,146
4.20%, 03/01/33	395	374,322
4.20%, 02/22/52	195	156,616
4.40%, 05/01/45	555	477,415
4.40%, 02/22/62	255	206,548
4.56%, 06/15/48	334	288,480
4.66%, 06/15/51	373	325,306
4.88%, 03/01/53	195	174,849
4.95%, 10/01/41	145	135,749
5.15%, 03/02/28	460	467,459
5.15%, 11/15/41	197	188,307
5.25%, 03/02/33	660	669,976
5.65%, 06/15/42	140	141,913
5.65%, 03/02/53	440	441,926
5.75%, 03/15/40	40	41,108
5.75%, 03/02/63	375	375,818
6.38%, 06/01/37	75	82,598
6.40%, 02/01/39	165	179,699
Baxalta Inc., 5.25%, 06/23/45	250	240,120
Biogen Inc.
2.25%, 05/01/30	400	352,142
3.15%, 05/01/50	327	211,308
3.25%, 02/15/51	190	125,172
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.20%, 09/15/45	$462	$426,428
Gilead Sciences Inc.
1.20%, 10/01/27	250	230,230
1.65%, 10/01/30	525	447,710
2.80%, 10/01/50	301	192,998
2.95%, 03/01/27	798	776,066
3.65%, 03/01/26	590	585,406
4.00%, 09/01/36	319	289,242
4.15%, 03/01/47	555	463,882
4.50%, 02/01/45	390	345,551
4.60%, 09/01/35	460	445,591
4.75%, 03/01/46	441	402,955
4.80%, 11/15/29	140	141,108
4.80%, 04/01/44	498	460,287
5.10%, 06/15/35	190	191,826
5.25%, 10/15/33	160	163,663
5.50%, 11/15/54	175	176,600
5.55%, 10/15/53	110	111,659
5.60%, 11/15/64	175	176,745
5.65%, 12/01/41	360	370,269
Illumina Inc., 2.55%, 03/23/31	170	147,125
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	99	60,024
Royalty Pharma PLC, 5.90%, 09/02/54	255	252,166
		15,082,978
Building Materials — 0.5%
Carrier Global Corp.
2.70%, 02/15/31	550	488,626
2.72%, 02/15/30	705	641,409
3.38%, 04/05/40	185	147,470
3.58%, 04/05/50	371	276,328
5.90%, 03/15/34	354	373,450
6.20%, 03/15/54	56	61,023
CRH America Finance Inc.
5.40%, 05/21/34	2,185	2,222,442
5.50%, 01/09/35	400	408,556
CRH SMW Finance DAC
5.13%, 01/09/30	945	957,236
5.20%, 05/21/29	2,330	2,371,293
Fortune Brands Innovations Inc.
3.25%, 09/15/29	407	380,566
4.00%, 03/25/32	820	767,907
4.50%, 03/25/52	150	121,585
5.88%, 06/01/33	917	955,242
Johnson Controls International PLC
4.50%, 02/15/47	132	113,795
4.63%, 07/02/44	125	111,800
4.95%, 07/02/64(d)	50	44,155
5.13%, 09/14/45	34	31,853
6.00%, 01/15/36	365	389,355
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,135	972,519
2.00%, 09/16/31	650	548,006
4.90%, 12/01/32	90	89,595
5.50%, 04/19/29	130	133,524
Lafarge SA, 7.13%, 07/15/36	208	234,755
Lennox International Inc.
1.70%, 08/01/27	470	438,282
5.50%, 09/15/28	235	241,092
Martin Marietta Materials Inc.
3.20%, 07/15/51	215	144,043
Security	Par (000)	Value
Building Materials (continued)
4.25%, 12/15/47	$127	$106,931
5.15%, 12/01/34	75	74,920
5.50%, 12/01/54	245	238,595
Masco Corp.
3.13%, 02/15/51	5	3,287
3.50%, 11/15/27	151	146,852
4.50%, 05/15/47	195	165,852
Mohawk Industries Inc., 3.63%, 05/15/30	50	47,144
Owens Corning
3.40%, 08/15/26	403	396,208
3.95%, 08/15/29	171	165,609
4.30%, 07/15/47	50	41,284
4.40%, 01/30/48	125	104,699
5.50%, 06/15/27	60	61,124
5.70%, 06/15/34	165	170,569
5.95%, 06/15/54	385	396,753
7.00%, 12/01/36	231	263,357
Trane Technologies Financing Ltd.
3.50%, 03/21/26	1,297	1,281,515
3.80%, 03/21/29	660	639,564
4.50%, 03/21/49	150	131,306
4.65%, 11/01/44	22	20,056
5.10%, 06/13/34	150	151,107
5.25%, 03/03/33	1,035	1,052,721
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	1,210	1,179,306
4.30%, 02/21/48	160	135,494
5.75%, 06/15/43	194	200,729
Vulcan Materials Co.
4.50%, 06/15/47	139	120,149
4.70%, 03/01/48	80	71,333
5.35%, 12/01/34	25	25,393
5.70%, 12/01/54	55	55,300
		21,113,064
Chemicals — 0.6%
Albemarle Corp., 5.45%, 12/01/44	230	211,016
Celanese U.S. Holdings LLC
6.42%, 07/15/27	55	56,347
6.58%, 07/15/29	45	46,727
6.63%, 07/15/32	65	67,710
6.80%, 11/15/30	28	29,511
6.95%, 11/15/33	13	13,881
CF Industries Inc., 5.38%, 03/15/44	195	183,949
Dow Chemical Co. (The)
3.60%, 11/15/50	145	102,081
4.25%, 10/01/34	299	275,240
4.38%, 11/15/42	207	173,747
4.63%, 10/01/44	187	161,755
4.80%, 11/30/28	245	246,684
4.80%, 05/15/49	209	177,704
5.15%, 02/15/34	240	238,788
5.35%, 03/15/35	25	24,918
5.55%, 11/30/48	135	128,808
5.60%, 02/15/54	100	95,403
5.95%, 03/15/55	75	74,433
6.30%, 03/15/33(b)	85	91,816
6.90%, 05/15/53	60	67,095
9.40%, 05/15/39	120	162,520
DuPont de Nemours Inc.
4.73%, 11/15/28	854	859,677
5.32%, 11/15/38	358	372,340
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.42%, 11/15/48	$310	$319,637
Eastman Chemical Co.
4.65%, 10/15/44	197	171,482
4.80%, 09/01/42	158	142,419
Ecolab Inc.
1.30%, 01/30/31	320	265,995
2.13%, 02/01/32	120	101,911
2.70%, 11/01/26	10,250	9,985,276
2.70%, 12/15/51	135	84,765
3.25%, 12/01/27	1,401	1,363,104
3.95%, 12/01/47	75	61,836
4.80%, 03/24/30	801	812,018
5.25%, 01/15/28	370	380,412
5.50%, 12/08/41	40	40,993
FMC Corp.
4.50%, 10/01/49	67	51,304
5.65%, 05/18/33	70	69,467
6.38%, 05/18/53	110	108,061
International Flavors & Fragrances Inc.
4.38%, 06/01/47	60	48,595
4.45%, 09/26/28	600	592,782
5.00%, 09/26/48	126	109,865
LYB International Finance BV
4.88%, 03/15/44	260	229,365
5.25%, 07/15/43	118	108,999
LYB International Finance III LLC
3.63%, 04/01/51	215	149,601
3.80%, 10/01/60	440	303,889
4.20%, 10/15/49	172	132,732
4.20%, 05/01/50	10	7,684
5.50%, 03/01/34	120	120,373
5.63%, 05/15/33	145	148,613
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	210	170,846
Mosaic Co. (The)
4.05%, 11/15/27	10	9,857
4.88%, 11/15/41	5	4,520
5.45%, 11/15/33	130	131,360
5.63%, 11/15/43	125	121,452
Nutrien Ltd.
4.13%, 03/15/35	257	233,879
4.90%, 03/27/28	160	161,433
4.90%, 06/01/43	120	110,112
5.00%, 04/01/49	58	53,086
5.20%, 06/21/27	140	141,913
5.25%, 01/15/45	113	107,145
5.40%, 06/21/34	65	65,777
5.63%, 12/01/40	163	164,261
5.80%, 03/27/53	190	192,639
5.88%, 12/01/36	205	213,745
6.13%, 01/15/41	55	57,855
PPG Industries Inc.
2.80%, 08/15/29	179	165,824
3.75%, 03/15/28	505	495,451
Rohm & Haas Co., 7.85%, 07/15/29	298	331,161
RPM International Inc.
4.25%, 01/15/48	60	51,157
5.25%, 06/01/45	50	48,381
Sherwin-Williams Co. (The)
2.20%, 03/15/32	120	101,159
3.30%, 05/15/50	85	58,925
3.80%, 08/15/49	160	122,110
Security	Par (000)	Value
Chemicals (continued)
4.00%, 12/15/42	$53	$43,592
4.50%, 06/01/47	354	307,221
4.55%, 08/01/45	140	123,041
Westlake Corp., 3.38%, 08/15/61	120	73,938
		23,635,168
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	4,881	4,124,129
1.70%, 05/15/28	4,990	4,616,568
4.45%, 09/09/34	125	121,734
Block Financial LLC, 3.88%, 08/15/30	472	443,288
Global Payments Inc.
4.15%, 08/15/49	157	120,909
5.95%, 08/15/52	135	135,181
GXO Logistics Inc.
1.65%, 07/15/26	865	829,860
2.65%, 07/15/31	919	794,027
6.25%, 05/06/29	25	25,858
6.50%, 05/06/34	25	25,853
Moody's Corp.
3.10%, 11/29/61	85	53,429
3.25%, 01/15/28	35	33,945
3.25%, 05/20/50	124	86,221
3.75%, 02/25/52	50	38,312
4.25%, 02/01/29	193	191,759
4.25%, 08/08/32	160	153,869
4.88%, 12/17/48	164	150,600
5.00%, 08/05/34	25	25,037
5.25%, 07/15/44	215	210,175
PayPal Holdings Inc.
2.65%, 10/01/26	170	165,559
2.85%, 10/01/29	215	199,898
3.25%, 06/01/50	331	229,450
5.05%, 06/01/52	85	79,784
5.25%, 06/01/62	80	74,559
Quanta Services Inc.
2.35%, 01/15/32	305	257,253
2.90%, 10/01/30	590	531,291
4.75%, 08/09/27	25	25,027
5.25%, 08/09/34	25	24,729
RELX Capital Inc.
3.00%, 05/22/30	1,745	1,609,134
4.00%, 03/18/29	2,413	2,354,534
4.75%, 05/20/32	75	74,607
S&P Global Inc.
2.30%, 08/15/60	200	103,841
2.50%, 12/01/29	90	82,044
2.95%, 01/22/27	85	82,753
3.25%, 12/01/49	293	208,642
3.90%, 03/01/62	115	87,727
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	875	757,961
Verisk Analytics Inc.
4.13%, 03/15/29	25	24,475
5.50%, 06/15/45	26	25,440
		19,179,462
Computers — 0.5%
Apple Inc.
2.55%, 08/20/60	478	286,190
2.65%, 05/11/50	348	224,289
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.65%, 02/08/51	$135	$85,825
2.70%, 08/05/51	125	79,974
2.80%, 02/08/61	210	128,641
2.85%, 08/05/61	205	127,092
2.95%, 09/11/49	369	254,127
3.45%, 02/09/45	327	257,432
3.75%, 09/12/47	210	169,095
3.75%, 11/13/47	221	178,193
3.85%, 05/04/43	482	409,178
3.85%, 08/04/46	280	231,009
3.95%, 08/08/52	90	73,901
4.10%, 08/08/62	280	227,922
4.25%, 02/09/47	130	114,524
4.38%, 05/13/45	140	126,426
4.45%, 05/06/44	119	111,354
4.65%, 02/23/46	532	497,573
4.85%, 05/10/53(b)	160	156,072
Dell International LLC/EMC Corp.
3.45%, 12/15/51	82	56,989
5.40%, 04/15/34	55	55,888
8.10%, 07/15/36	75	90,476
8.35%, 07/15/46	113	146,207
DXC Technology Co., 2.38%, 09/15/28	80	73,425
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	861	835,894
4.40%, 09/25/27	1,290	1,283,870
4.45%, 09/25/26	600	599,303
4.55%, 10/15/29	530	525,736
4.85%, 10/15/31	240	239,176
5.00%, 10/15/34	140	137,772
5.25%, 07/01/28	375	382,452
5.60%, 10/15/54	105	102,370
6.20%, 10/15/35	459	491,180
6.35%, 10/15/45	135	142,669
HP Inc.
3.40%, 06/17/30	10	9,315
4.20%, 04/15/32	215	204,089
4.75%, 01/15/28	50	50,363
5.50%, 01/15/33	275	280,660
6.00%, 09/15/41	367	376,388
IBM International Capital Pte Ltd., 5.30%, 02/05/54	55	52,285
International Business Machines Corp.
3.30%, 05/15/26	215	211,913
3.30%, 01/27/27	1,070	1,048,570
3.43%, 02/09/52	170	119,623
3.50%, 05/15/29	1,270	1,215,857
4.00%, 06/20/42	250	208,471
4.15%, 07/27/27	110	109,378
4.15%, 05/15/39	157	138,334
4.25%, 05/15/49	491	406,349
4.40%, 07/27/32	135	130,737
4.65%, 02/10/28	200	200,577
4.70%, 02/19/46	5	4,476
4.80%, 02/10/30	200	201,001
4.90%, 07/27/52	55	49,827
5.00%, 02/10/32	200	201,221
5.10%, 02/06/53	80	74,610
5.20%, 02/10/35	200	201,254
5.60%, 11/30/39	141	144,372
5.70%, 02/10/55	200	201,315
Security	Par (000)	Value
Computers (continued)
5.88%, 11/29/32	$430	$459,257
6.22%, 08/01/27	230	239,298
6.50%, 01/15/28	362	382,051
Leidos Inc.
2.30%, 02/15/31	545	468,878
4.38%, 05/15/30	781	757,303
NetApp Inc., 2.70%, 06/22/30	1,200	1,076,377
Teledyne FLIR LLC, 2.50%, 08/01/30	505	449,092
Western Digital Corp., 2.85%, 02/01/29	345	314,482
		18,889,947
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	276	220,737
4.00%, 08/15/45	353	302,988
4.60%, 03/01/33	36	36,220
Conopco Inc., Series E, 7.25%, 12/15/26	45	47,205
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	117	77,381
4.38%, 06/15/45	62	52,014
6.00%, 05/15/37	30	31,716
Kenvue Inc.
5.05%, 03/22/53	10	9,604
5.20%, 03/22/63	20	19,154
Procter & Gamble Co. (The)
2.45%, 11/03/26	296	288,049
2.80%, 03/25/27	455	442,974
2.85%, 08/11/27	340	329,677
3.60%, 03/25/50	130	101,246
5.55%, 03/05/37	276	296,327
5.80%, 08/15/34	175	190,221
Unilever Capital Corp.
1.75%, 08/12/31	420	354,896
2.90%, 05/05/27	5	4,858
3.50%, 03/22/28	380	371,401
4.25%, 08/12/27	100	100,028
4.63%, 08/12/34	100	98,364
5.00%, 12/08/33	575	585,876
5.90%, 11/15/32	435	470,257
Series 30Y, 2.63%, 08/12/51	350	221,443
		4,652,636
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28	860	882,890
6.25%, 06/15/33	1,500	1,571,873
WW Grainger Inc.
3.75%, 05/15/46	96	77,531
4.20%, 05/15/47	174	147,064
4.45%, 09/15/34	640	617,358
4.60%, 06/15/45	217	198,760
		3,495,476
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	505	486,845
3.00%, 10/29/28	547	513,512
3.30%, 01/30/32	857	759,262
3.40%, 10/29/33	590	512,443
3.65%, 07/21/27	420	409,311
3.85%, 10/29/41	180	144,637
3.88%, 01/23/28	340	332,359
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.45%, 04/03/26	$445	$443,963
4.63%, 10/15/27	545	542,926
4.95%, 09/10/34	80	77,502
5.30%, 01/19/34	125	124,982
5.75%, 06/06/28	150	154,206
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	125	128,551
Affiliated Managers Group Inc., 3.30%, 06/15/30	80	74,262
Air Lease Corp.
2.88%, 01/15/32	235	204,444
3.00%, 02/01/30	222	203,486
3.25%, 10/01/29	162	151,486
3.63%, 04/01/27	345	338,558
3.63%, 12/01/27	224	218,080
3.75%, 06/01/26	335	331,304
4.63%, 10/01/28	307	305,820
Aircastle Ltd., 4.25%, 06/15/26	209	207,560
Ally Financial Inc.
7.10%, 11/15/27	105	110,733
8.00%, 11/01/31	614	692,135
American Express Co.
1.65%, 11/04/26	70	66,855
2.55%, 03/04/27	110	106,111
3.13%, 05/20/26	1,100	1,083,566
3.30%, 05/03/27	85	83,021
4.05%, 12/03/42	531	455,058
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	230	221,983
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	110	109,343
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	45	45,477
5.09%, 01/30/31(a)	200	202,520
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	40	40,429
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	90	91,996
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	400	402,974
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	70	70,834
5.44%, 01/30/36(a)	200	203,975
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	75	77,311
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	85	86,720
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(a)	70	70,849
5.85%, 11/05/27	100	103,450
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	410	424,763
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	50	54,026
American Express Credit Corp., 3.30%, 05/03/27	560	546,923
Ameriprise Financial Inc.
2.88%, 09/15/26	55	53,802
4.50%, 05/13/32	60	58,442
5.15%, 05/15/33	235	236,927
Brookfield Capital Finance LLC, 6.09%, 06/14/33	530	556,046
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	635	537,962
Brookfield Finance Inc.
3.50%, 03/30/51	105	74,518
3.63%, 02/15/52	70	50,623
3.90%, 01/25/28	360	353,575
4.25%, 06/02/26	205	204,368
4.35%, 04/15/30	167	163,080
4.70%, 09/20/47	265	234,815
4.85%, 03/29/29	360	361,338
5.68%, 01/15/35	170	173,978
5.97%, 03/04/54	115	118,805
Security	Par (000)	Value
Diversified Financial Services (continued)
6.35%, 01/05/34	$360	$384,775
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	165	115,941
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	55	52,428
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	190	157,634
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	80	68,206
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	190	178,159
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	55	55,152
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	15	15,171
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	305	303,685
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	40	40,707
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	140	143,043
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	130	135,436
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	105	111,409
Cboe Global Markets Inc.
1.63%, 12/15/30	30	25,392
3.00%, 03/16/32	775	688,752
3.65%, 01/12/27	277	273,411
Charles Schwab Corp. (The)
1.95%, 12/01/31	65	54,333
2.90%, 03/03/32	395	347,296
3.20%, 03/02/27	145	141,766
3.20%, 01/25/28	76	73,467
3.25%, 05/22/29	140	133,058
4.00%, 02/01/29	184	180,491
4.63%, 03/22/30	120	121,110
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	170	177,813
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	60	64,058
CI Financial Corp., 3.20%, 12/17/30	294	255,973
CME Group Inc.
4.15%, 06/15/48	175	149,901
5.30%, 09/15/43	119	121,596
Credit Suisse USA LLC, 7.13%, 07/15/32	636	716,612
Discover Financial Services
4.10%, 02/09/27	481	475,158
6.70%, 11/29/32	160	173,388
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	275	318,764
Eaton Vance Corp., 3.50%, 04/06/27	1,040	1,019,294
Intercontinental Exchange Inc.
1.85%, 09/15/32	110	89,051
3.00%, 06/15/50	365	242,656
3.00%, 09/15/60	330	202,684
3.75%, 09/21/28	124	120,836
4.25%, 09/21/48	281	238,447
4.60%, 03/15/33	265	258,825
4.95%, 06/15/52	170	157,320
5.20%, 06/15/62	270	257,321
Invesco Finance PLC, 5.38%, 11/30/43	228	221,088
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(e)	640	625,088
Jefferies Financial Group Inc.
4.15%, 01/23/30	257	246,824
6.25%, 01/15/36	167	172,608
6.50%, 01/20/43	70	74,214
Legg Mason Inc.
4.75%, 03/15/26	346	346,315
5.63%, 01/15/44	343	343,273
LPL Holdings Inc., 6.00%, 05/20/34	5	5,129
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard Inc.
2.00%, 11/18/31	$95	$80,933
2.95%, 11/21/26	295	289,143
2.95%, 06/01/29	50	47,231
3.30%, 03/26/27	327	320,872
3.35%, 03/26/30	215	203,566
3.50%, 02/26/28	175	171,690
3.65%, 06/01/49	175	136,021
3.80%, 11/21/46	130	105,802
3.85%, 03/26/50	158	126,957
3.95%, 02/26/48	142	117,365
4.55%, 03/15/28	45	45,377
4.85%, 03/09/33	70	70,407
4.95%, 03/15/32	125	126,795
Nasdaq Inc.
1.65%, 01/15/31	285	240,642
3.25%, 04/28/50	140	96,672
3.85%, 06/30/26	152	150,820
3.95%, 03/07/52	147	115,470
5.35%, 06/28/28	440	450,065
5.55%, 02/15/34	429	444,406
5.95%, 08/15/53	55	57,299
6.10%, 06/28/63	85	88,475
Nomura Holdings Inc.
1.65%, 07/14/26	5	4,805
2.17%, 07/14/28	280	257,317
2.33%, 01/22/27	275	263,214
2.61%, 07/14/31	360	312,302
2.68%, 07/16/30	265	236,510
2.71%, 01/22/29	285	263,439
3.00%, 01/22/32	200	175,506
3.10%, 01/16/30	500	461,127
5.39%, 07/06/27	300	304,131
5.59%, 07/02/27	200	203,630
5.78%, 07/03/34	235	242,787
6.07%, 07/12/28	215	223,350
6.09%, 07/12/33	200	211,988
6.18%, 01/18/33	200	212,024
ORIX Corp.
5.20%, 09/13/32	335	340,438
5.40%, 02/25/35	25	25,460
Radian Group Inc., 4.88%, 03/15/27	30	29,908
Raymond James Financial Inc.
3.75%, 04/01/51	135	100,068
4.65%, 04/01/30	159	158,829
4.95%, 07/15/46	195	178,800
Synchrony Financial
2.88%, 10/28/31	215	183,326
3.70%, 08/04/26	545	535,600
3.95%, 12/01/27	671	654,213
5.15%, 03/19/29	512	510,160
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	200	204,098
Visa Inc.
1.90%, 04/15/27	270	257,665
2.00%, 08/15/50	65	36,234
2.05%, 04/15/30	175	156,240
2.70%, 04/15/40	200	150,820
2.75%, 09/15/27	305	294,065
3.65%, 09/15/47	30	23,735
4.15%, 12/14/35	334	316,658
Security	Par (000)	Value
Diversified Financial Services (continued)
4.30%, 12/14/45	$786	$694,852
Voya Financial Inc.
3.65%, 06/15/26	190	187,570
4.70%, 01/23/48(a)	205	194,920
5.70%, 07/15/43	131	130,016
Western Union Co. (The), 6.20%, 11/17/36(b)	262	267,698
		38,559,399
Electric — 2.1%
AEP Texas Inc.
3.45%, 05/15/51	865	594,431
4.70%, 05/15/32	410	399,114
5.25%, 05/15/52	380	349,500
5.40%, 06/01/33	145	145,885
5.45%, 05/15/29	100	102,468
5.70%, 05/15/34	200	204,100
Series G, 4.15%, 05/01/49	200	155,389
Series H, 3.45%, 01/15/50	260	181,132
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	55	55,346
Avangrid Inc., 3.80%, 06/01/29	2,802	2,692,494
Avista Corp.
4.00%, 04/01/52	470	358,706
4.35%, 06/01/48	339	287,708
Baltimore Gas & Electric Co.
2.90%, 06/15/50	92	59,087
3.20%, 09/15/49	297	201,341
3.50%, 08/15/46	220	163,396
3.75%, 08/15/47	266	204,806
4.25%, 09/15/48	205	168,181
5.40%, 06/01/53	65	63,213
5.65%, 06/01/54	30	30,119
6.35%, 10/01/36	115	125,218
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	190	151,446
3.60%, 03/01/52	95	70,286
3.95%, 03/01/48	154	122,615
4.50%, 04/01/44	137	121,712
4.95%, 04/01/33	30	29,815
Series AC, 4.25%, 02/01/49	244	202,453
Series AD, 2.90%, 07/01/50	132	85,099
Series K2, 6.95%, 03/15/33	105	117,945
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	160	165,388
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	150	131,976
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	515	487,369
Commonwealth Edison Co.
2.20%, 03/01/30	289	257,928
3.00%, 03/01/50	265	174,579
3.65%, 06/15/46	341	260,979
3.70%, 08/15/28	520	507,230
3.70%, 03/01/45	118	92,362
3.80%, 10/01/42	65	52,831
4.00%, 03/01/48	274	218,887
4.00%, 03/01/49	252	199,498
4.35%, 11/15/45	71	60,656
4.70%, 01/15/44	25	22,670
4.90%, 02/01/33	30	29,934
5.30%, 06/01/34	70	71,514
5.30%, 02/01/53	45	43,376
5.65%, 06/01/54	150	151,737
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.90%, 03/15/36	$255	$269,306
6.45%, 01/15/38	114	126,382
Series 122, 2.95%, 08/15/27	200	193,120
Series 123, 3.75%, 08/15/47	185	143,420
Series 127, 3.20%, 11/15/49	254	173,516
Series 131, 2.75%, 09/01/51	570	355,392
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	230	185,495
4.30%, 04/15/44	300	259,610
4.65%, 01/01/29	75	75,271
4.90%, 07/01/33	75	74,666
4.95%, 01/15/30	25	25,349
4.95%, 08/15/34	25	24,867
5.25%, 01/15/53	220	213,716
Series A, 2.05%, 07/01/31	932	794,068
Series A, 3.20%, 03/15/27	770	751,572
Series A, 4.15%, 06/01/45	220	184,486
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	75	52,324
3.70%, 11/15/59	225	159,590
3.85%, 06/15/46	189	148,444
3.95%, 03/01/43	169	138,774
4.45%, 03/15/44	230	199,660
4.50%, 12/01/45	155	134,531
4.50%, 05/15/58	110	90,931
4.63%, 12/01/54	279	240,540
5.70%, 06/15/40	122	124,968
Series 05-A, 5.30%, 03/01/35	197	199,948
Series 06-A, 5.85%, 03/15/36	74	77,845
Series 06-B, 6.20%, 06/15/36	105	113,801
Series 08-B, 6.75%, 04/01/38	185	209,544
Series 09-C, 5.50%, 12/01/39	145	146,415
Series 12-A, 4.20%, 03/15/42	122	104,181
Series 2017, 3.88%, 06/15/47	236	183,652
Series 20A, 3.35%, 04/01/30	415	391,182
Series 20B, 3.95%, 04/01/50	237	187,686
Series A, 4.13%, 05/15/49	5	3,996
Series C, 3.00%, 12/01/60	70	42,338
Series C, 4.00%, 11/15/57	109	82,492
Series C, 4.30%, 12/01/56	146	117,080
Series D, 4.00%, 12/01/28	279	274,646
Series E, 4.65%, 12/01/48	105	91,976
Constellation Energy Generation LLC
5.75%, 10/01/41	20	19,873
6.25%, 10/01/39	97	102,515
Consumers Energy Co.
2.50%, 05/01/60	1,580	884,901
2.65%, 08/15/52	570	359,160
4.20%, 09/01/52	265	220,146
Delmarva Power & Light Co., 4.15%, 05/15/45	80	66,704
Dominion Energy Inc.
4.85%, 08/15/52	275	240,280
6.63%, 05/15/55(a)	200	202,320
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	530	560,471
Edison International
4.13%, 03/15/28	225	214,251
5.25%, 11/15/28	60	58,541
5.45%, 06/15/29(b)	25	24,455
5.75%, 06/15/27(b)	35	35,065
Security	Par (000)	Value
Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44	$60	$52,895
6.00%, 05/15/35	97	99,649
Enel Americas SA, 4.00%, 10/25/26	2,495	2,461,056
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	10	10,228
Entergy Louisiana LLC
2.90%, 03/15/51	448	285,194
4.20%, 09/01/48	140	113,716
4.20%, 04/01/50	325	263,087
4.95%, 01/15/45	645	586,907
5.70%, 03/15/54	145	146,407
Entergy Texas Inc.
5.00%, 09/15/52	35	31,863
5.55%, 09/15/54	20	19,683
Eversource Energy
3.38%, 03/01/32	475	423,663
3.45%, 01/15/50	555	391,982
4.60%, 07/01/27	105	104,792
4.75%, 05/15/26	50	50,064
5.13%, 05/15/33	120	118,711
5.45%, 03/01/28	155	158,142
5.50%, 01/01/34	320	321,743
5.85%, 04/15/31	460	477,945
5.95%, 02/01/29	105	109,064
5.95%, 07/15/34	220	228,969
Series M, 3.30%, 01/15/28	900	867,771
Series O, 4.25%, 04/01/29	140	136,758
Series R, 1.65%, 08/15/30	1,455	1,230,803
Exelon Corp.
3.40%, 04/15/26	1,220	1,205,119
4.05%, 04/15/30	260	251,409
4.10%, 03/15/52	655	509,151
4.45%, 04/15/46	296	248,448
4.70%, 04/15/50	380	325,017
4.95%, 06/15/35	212	204,390
5.10%, 06/15/45	245	225,540
5.13%, 03/15/31	25	25,302
5.15%, 03/15/28	70	70,942
5.30%, 03/15/33	90	91,411
5.45%, 03/15/34	120	122,166
5.60%, 03/15/53	240	234,412
5.63%, 06/15/35	410	418,206
5.88%, 03/15/55	75	75,767
FirstEnergy Transmission LLC, 5.00%, 01/15/35	505	497,804
Florida Power & Light Co.
3.15%, 10/01/49	266	184,183
3.70%, 12/01/47	138	107,279
3.95%, 03/01/48	339	272,819
3.99%, 03/01/49	128	103,347
4.05%, 06/01/42	167	141,683
4.05%, 10/01/44	210	176,044
4.13%, 02/01/42	35	29,992
4.13%, 06/01/48	210	173,349
4.40%, 05/15/28	45	45,022
4.45%, 05/15/26	55	55,135
4.63%, 05/15/30	85	85,404
4.80%, 05/15/33	55	54,558
4.95%, 06/01/35	165	164,299
5.25%, 02/01/41	100	99,117
5.63%, 04/01/34	540	567,545
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 02/01/37	$132	$138,383
5.69%, 03/01/40	240	250,896
5.95%, 02/01/38	305	326,744
5.96%, 04/01/39	95	101,895
Iberdrola International BV, 6.75%, 07/15/36	1,239	1,397,418
ITC Holdings Corp.
3.25%, 06/30/26	815	799,906
3.35%, 11/15/27	689	666,920
5.30%, 07/01/43	369	351,723
National Grid PLC
5.42%, 01/11/34	755	763,534
5.60%, 06/12/28	665	683,296
5.81%, 06/12/33	1,750	1,806,380
National Grid USA, 5.80%, 04/01/35	1,335	1,371,536
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32	75	70,889
4.30%, 03/15/49	132	110,136
4.40%, 11/01/48	105	88,527
Series C, 8.00%, 03/01/32	130	153,880
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	1,864	1,640,919
2.75%, 11/01/29	1,432	1,315,571
3.50%, 04/01/29	670	640,643
3.55%, 05/01/27	1,714	1,678,903
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	95	90,847
4.80%, 12/01/77(a)	45	43,454
4.85%, 02/04/28	40	40,354
4.90%, 02/28/28	155	156,414
4.90%, 03/15/29	75	75,576
5.00%, 02/28/30	145	146,900
5.00%, 07/15/32	170	169,981
5.05%, 03/15/30	50	50,531
5.05%, 02/28/33	150	149,728
5.25%, 03/15/34	140	140,517
5.25%, 02/28/53	70	65,630
5.30%, 03/15/32	45	45,662
5.45%, 03/15/35	50	50,583
5.90%, 03/15/55	75	76,464
NSTAR Electric Co.
1.95%, 08/15/31	394	333,089
3.10%, 06/01/51	245	165,629
3.20%, 05/15/27	845	822,559
3.25%, 05/15/29	90	85,078
3.95%, 04/01/30	510	494,319
4.40%, 03/01/44	429	370,902
4.85%, 03/01/30	25	25,105
5.20%, 03/01/35	25	25,075
5.40%, 06/01/34	95	97,142
5.50%, 03/15/40	265	266,622
Ohio Edison Co., 6.88%, 07/15/36	155	174,581
Ohio Power Co.
4.00%, 06/01/49	275	212,375
4.15%, 04/01/48	205	163,837
5.00%, 06/01/33	30	29,563
5.65%, 06/01/34	25	25,469
Series Q, 1.63%, 01/15/31	750	625,403
Series R, 2.90%, 10/01/51	520	323,031
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	850	514,322
3.10%, 09/15/49	195	131,011
3.75%, 04/01/45	209	164,122
Security	Par (000)	Value
Electric (continued)
3.80%, 09/30/47	$143	$110,904
3.80%, 06/01/49	170	129,920
4.10%, 11/15/48	235	189,335
4.55%, 12/01/41	55	49,503
4.60%, 06/01/52	110	94,668
4.65%, 11/01/29	50	49,962
4.95%, 09/15/52	130	118,093
5.25%, 09/30/40	100	98,501
5.30%, 06/01/42	140	137,629
5.55%, 06/15/54	185	183,373
5.65%, 11/15/33	35	36,454
7.00%, 05/01/32	76	85,035
7.25%, 01/15/33	82	93,495
7.50%, 09/01/38	50	59,627
Pacific Gas and Electric Co.
3.50%, 08/01/50	480	329,930
3.95%, 12/01/47	180	135,038
4.20%, 06/01/41	115	93,367
4.25%, 03/15/46	90	71,274
4.30%, 03/15/45	150	119,629
4.45%, 04/15/42	100	83,879
4.50%, 07/01/40	225	194,915
4.55%, 07/01/30	145	140,316
4.60%, 06/15/43	50	42,319
4.75%, 02/15/44	45	38,465
4.95%, 07/01/50	565	486,644
5.25%, 03/01/52	265	237,115
5.90%, 06/15/32	355	363,618
6.70%, 04/01/53	210	226,365
6.75%, 01/15/53	290	312,765
PECO Energy Co.
2.80%, 06/15/50	134	86,018
2.85%, 09/15/51	225	143,984
3.00%, 09/15/49	230	155,450
3.70%, 09/15/47	476	367,315
3.90%, 03/01/48	269	212,803
4.15%, 10/01/44	282	238,516
4.60%, 05/15/52	100	87,509
4.90%, 06/15/33	75	74,821
PG&E Recovery Funding LLC
Series A-2, 5.23%, 06/01/42	550	552,633
Series A-3, 5.53%, 06/01/51	700	706,639
Potomac Electric Power Co.
4.15%, 03/15/43	350	297,429
5.20%, 03/15/34	25	25,222
5.50%, 03/15/54	50	49,885
6.50%, 11/15/37	460	515,017
PPL Electric Utilities Corp.
3.00%, 10/01/49	195	132,003
3.95%, 06/01/47	84	68,695
4.15%, 10/01/45	55	46,830
4.15%, 06/15/48	160	133,927
4.85%, 02/15/34	35	34,792
5.00%, 05/15/33	125	125,992
5.25%, 05/15/53	780	764,487
Public Service Co. of New Hampshire
3.60%, 07/01/49	585	439,061
5.15%, 01/15/53	290	276,616
5.35%, 10/01/33	100	102,164
Series V, 2.20%, 06/15/31	160	138,294
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co.
2.45%, 01/15/30	$5	$4,538
2.70%, 05/01/50	92	58,209
3.00%, 03/01/51	5	3,327
3.15%, 01/01/50	180	124,620
3.20%, 08/01/49	260	181,732
3.60%, 12/01/47	225	171,291
3.65%, 09/01/28	330	321,141
3.65%, 09/01/42	105	84,131
3.80%, 01/01/43	65	53,114
3.85%, 05/01/49	210	166,948
3.95%, 05/01/42	30	25,157
4.05%, 05/01/48	110	90,239
4.65%, 03/15/33	70	69,208
4.90%, 12/15/32	100	100,449
5.13%, 03/15/53	370	352,591
5.20%, 03/01/34	50	50,904
5.45%, 03/01/54	40	39,757
5.50%, 03/01/40	75	76,613
5.80%, 05/01/37	150	158,920
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,467	2,092,837
2.45%, 11/15/31	810	694,861
5.20%, 04/01/29	125	127,366
5.45%, 04/01/34	595	602,625
6.13%, 10/15/33	410	433,807
San Diego Gas & Electric Co.
4.15%, 05/15/48	215	174,773
4.50%, 08/15/40	127	114,862
6.00%, 06/01/39	155	162,557
Series RRR, 3.75%, 06/01/47	214	163,770
Series TTT, 4.10%, 06/15/49	284	225,558
Series UUU, 3.32%, 04/15/50	182	127,022
Series VVV, 1.70%, 10/01/30	710	601,312
Series WWW, 2.95%, 08/15/51	230	147,873
Sempra
3.25%, 06/15/27	437	423,306
3.40%, 02/01/28	103	99,364
3.80%, 02/01/38	469	387,742
4.00%, 02/01/48	339	254,719
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	475	450,027
5.50%, 08/01/33	100	100,530
6.00%, 10/15/39	244	248,531
Southern California Edison Co.
2.25%, 06/01/30	45	39,210
2.85%, 08/01/29	120	109,780
3.45%, 02/01/52	110	74,186
3.65%, 02/01/50	358	253,809
4.00%, 04/01/47	367	279,904
4.05%, 03/15/42	144	115,268
4.50%, 09/01/40	60	52,071
4.65%, 10/01/43	131	111,991
4.90%, 06/01/26	65	64,996
5.15%, 06/01/29	50	50,375
5.45%, 06/01/31	40	40,550
5.45%, 03/01/35	25	24,850
5.50%, 03/15/40	149	142,822
5.63%, 02/01/36	167	166,817
5.70%, 03/01/53	35	33,458
5.75%, 04/15/54	270	259,664
5.88%, 12/01/53	110	107,725
Security	Par (000)	Value
Electric (continued)
5.90%, 03/01/55(b)	$45	$44,631
6.00%, 01/15/34	290	300,162
6.05%, 03/15/39	126	127,974
6.65%, 04/01/29	180	185,162
Series 04-G, 5.75%, 04/01/35	90	91,014
Series 05-E, 5.35%, 07/15/35	75	74,024
Series 06-E, 5.55%, 01/15/37	200	195,870
Series 08-A, 5.95%, 02/01/38	117	118,723
Series 13-A, 3.90%, 03/15/43	160	124,463
Series A, 4.20%, 03/01/29	55	53,366
Series B, 4.88%, 03/01/49	129	110,536
Series C, 3.60%, 02/01/45	50	36,643
Series C, 4.13%, 03/01/48	316	242,539
Toledo Edison Co. (The), 6.15%, 05/15/37	15	16,155
		80,396,616
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	830	717,897
Emerson Electric Co.
2.75%, 10/15/50	109	70,752
2.80%, 12/21/51	65	41,678
5.25%, 11/15/39	55	56,445
		886,772
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	735	697,559
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	245	238,338
5.41%, 07/01/32	570	579,895
5.60%, 05/29/34	340	345,548
Amphenol Corp., 4.35%, 06/01/29	81	80,348
Avnet Inc.
3.00%, 05/15/31	245	213,413
4.63%, 04/15/26	332	331,498
5.50%, 06/01/32	125	125,162
6.25%, 03/15/28	95	98,476
Flex Ltd.
4.88%, 06/15/29	455	453,110
4.88%, 05/12/30	575	570,083
5.25%, 01/15/32	25	24,976
6.00%, 01/15/28	90	92,705
Fortive Corp.
3.15%, 06/15/26	148	145,464
4.30%, 06/15/46	65	54,414
Honeywell International Inc.
1.95%, 06/01/30	735	646,844
2.50%, 11/01/26	646	627,149
2.70%, 08/15/29	160	148,853
3.81%, 11/21/47	242	190,145
4.25%, 01/15/29	75	74,458
4.50%, 01/15/34	30	29,040
4.65%, 07/30/27	50	50,265
4.70%, 02/01/30	50	50,222
4.75%, 02/01/32	45	44,939
4.88%, 09/01/29	45	45,753
4.95%, 02/15/28	55	55,925
4.95%, 09/01/31	55	55,914
5.00%, 02/15/33	85	85,640
5.00%, 03/01/35	115	114,831
5.25%, 03/01/54	145	139,743
5.35%, 03/01/64	125	121,295
5.38%, 03/01/41	55	55,688
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.70%, 03/15/36	$200	$212,787
5.70%, 03/15/37	117	123,345
Hubbell Inc.
3.15%, 08/15/27	96	92,775
3.50%, 02/15/28	65	62,966
Jabil Inc., 3.95%, 01/12/28	127	124,205
Keysight Technologies Inc.
3.00%, 10/30/29	403	372,589
4.60%, 04/06/27	1,028	1,028,480
4.95%, 10/15/34	50	49,148
Trimble Inc., 4.90%, 06/15/28	719	721,813
Tyco Electronics Group SA
3.13%, 08/15/27	525	508,799
7.13%, 10/01/37	130	151,899
Vontier Corp.
2.40%, 04/01/28	425	393,154
2.95%, 04/01/31	215	187,462
		10,617,115
Entertainment — 0.0%
Warnermedia Holdings Inc.
4.28%, 03/15/32	145	130,132
5.05%, 03/15/42	165	136,628
5.14%, 03/15/52	1,000	773,054
5.39%, 03/15/62	925	706,019
		1,745,833
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50	80	55,623
5.70%, 05/15/41	10	10,275
6.20%, 03/01/40	53	57,833
Veralto Corp.
5.35%, 09/18/28	660	676,045
5.45%, 09/18/33	695	713,696
5.50%, 09/18/26	180	182,396
Waste Connections Inc.
2.95%, 01/15/52	35	22,683
3.05%, 04/01/50	97	65,949
Waste Management Inc.
4.10%, 03/01/45	5	4,265
4.15%, 07/15/49	147	123,537
4.63%, 02/15/30	100	100,443
4.63%, 02/15/33	55	54,408
4.88%, 02/15/34	65	65,053
		2,132,206
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	220	238,789
Conagra Brands Inc.
4.85%, 11/01/28	229	229,064
5.30%, 10/01/26	65	65,715
5.30%, 11/01/38	255	245,240
5.40%, 11/01/48	221	205,715
7.00%, 10/01/28	60	64,127
8.25%, 09/15/30	380	437,615
General Mills Inc.
2.25%, 10/14/31	780	665,675
2.88%, 04/15/30	591	540,590
3.00%, 02/01/51	205	134,597
3.20%, 02/10/27	573	559,251
4.15%, 02/15/43	205	172,406
4.20%, 04/17/28	973	963,243
Security	Par (000)	Value
Food (continued)
4.70%, 01/30/27	$130	$130,452
4.70%, 04/17/48	85	75,296
4.88%, 01/30/30	125	125,434
4.95%, 03/29/33	160	159,114
5.25%, 01/30/35	140	141,089
5.40%, 06/15/40	200	198,886
5.50%, 10/17/28	170	175,049
Hershey Co. (The)
3.13%, 11/15/49	35	24,348
3.38%, 08/15/46	100	74,646
Hormel Foods Corp.
3.05%, 06/03/51	65	43,837
4.80%, 03/30/27	115	115,942
Ingredion Inc.
2.90%, 06/01/30	460	420,089
3.90%, 06/01/50	204	156,236
J.M. Smucker Co. (The)
4.25%, 03/15/35	257	238,177
4.38%, 03/15/45	105	89,170
6.20%, 11/15/33	80	85,521
6.50%, 11/15/53	25	27,598
Kellanova
2.10%, 06/01/30	915	810,022
3.25%, 04/01/26	1,492	1,472,784
3.40%, 11/15/27	833	809,831
4.30%, 05/15/28	684	679,908
4.50%, 04/01/46	89	77,832
5.25%, 03/01/33	210	213,127
5.75%, 05/16/54	70	72,461
Series B, 7.45%, 04/01/31	1,044	1,181,693
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	171	174,472
Kraft Heinz Foods Co.
4.38%, 06/01/46	275	229,471
4.88%, 10/01/49	345	305,490
5.00%, 07/15/35	15	14,839
5.20%, 03/15/32	125	126,727
5.20%, 07/15/45	375	350,995
5.40%, 03/15/35	125	126,959
5.50%, 06/01/50	355	342,247
6.50%, 02/09/40	105	114,429
6.88%, 01/26/39	270	303,636
Kroger Co. (The)
2.65%, 10/15/26	10	9,703
3.70%, 08/01/27	5	4,911
3.88%, 10/15/46	128	99,709
3.95%, 01/15/50	95	73,906
4.45%, 02/01/47	265	224,826
4.50%, 01/15/29	115	114,513
4.65%, 01/15/48	150	130,941
5.00%, 09/15/34	270	266,624
5.00%, 04/15/42	70	65,775
5.15%, 08/01/43	50	47,214
5.40%, 07/15/40	82	81,718
5.40%, 01/15/49	248	240,815
5.50%, 09/15/54	230	223,547
5.65%, 09/15/64	130	126,745
6.90%, 04/15/38	67	75,612
7.50%, 04/01/31	160	181,463
McCormick & Co. Inc./MD
1.85%, 02/15/31	260	219,427
3.40%, 08/15/27	575	560,766
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.20%, 08/15/47	$319	$267,473
4.95%, 04/15/33	50	49,756
Mondelez International Inc., 2.63%, 09/04/50	110	66,869
Sysco Corp.
2.40%, 02/15/30	215	193,409
3.25%, 07/15/27	114	110,760
3.30%, 02/15/50	168	115,959
4.45%, 03/15/48	112	94,099
4.50%, 04/01/46	99	85,079
4.85%, 10/01/45	50	45,292
5.38%, 09/21/35	62	63,121
5.95%, 04/01/30	250	262,287
6.60%, 04/01/40	80	89,038
6.60%, 04/01/50	190	211,519
The Campbell's Co.
2.38%, 04/24/30	78	69,429
3.13%, 04/24/50	46	30,967
4.15%, 03/15/28	648	639,186
4.75%, 03/23/35	125	120,743
4.80%, 03/15/48	271	242,005
5.20%, 03/19/27	125	126,683
5.20%, 03/21/29	125	127,010
5.25%, 10/13/54	50	46,507
5.40%, 03/21/34	125	127,000
Tyson Foods Inc.
4.55%, 06/02/47	50	42,737
5.10%, 09/28/48	234	215,204
5.15%, 08/15/44	42	39,394
		20,439,575
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48	165	137,839
4.40%, 08/15/47	216	180,680
4.80%, 06/15/44	121	108,943
5.00%, 09/15/35	235	233,553
5.15%, 05/15/46	35	32,628
6.00%, 11/15/41	270	281,866
7.30%, 11/15/39	35	40,963
Suzano Austria GmbH
5.00%, 01/15/30	350	341,515
6.00%, 01/15/29	195	199,119
		1,557,106
Gas — 0.2%
Atmos Energy Corp.
2.85%, 02/15/52	140	89,348
4.13%, 03/15/49	135	109,197
4.15%, 01/15/43	35	30,033
4.30%, 10/01/48	145	121,943
5.50%, 06/15/41	25	25,674
5.75%, 10/15/52	20	20,580
National Fuel Gas Co.
2.95%, 03/01/31	167	146,699
3.95%, 09/15/27	50	48,923
4.75%, 09/01/28	145	144,176
5.50%, 10/01/26	55	55,609
NiSource Inc.
5.00%, 06/15/52	35	31,880
5.35%, 04/01/34	325	328,426
5.40%, 06/30/33	25	25,291
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)	400	399,347
Security	Par (000)	Value
Gas (continued)
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	$200	$205,287
ONE Gas Inc.
2.00%, 05/15/30	835	732,864
4.25%, 09/01/32	760	729,600
4.50%, 11/01/48	250	212,656
4.66%, 02/01/44	150	135,425
5.10%, 04/01/29	25	25,448
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	305	208,257
5.05%, 05/15/52	417	373,557
5.10%, 02/15/35	50	49,559
5.40%, 06/15/33	80	81,296
Southern California Gas Co.
3.75%, 09/15/42	190	150,076
5.13%, 11/15/40	155	149,988
5.20%, 06/01/33	100	100,527
5.75%, 06/01/53	100	100,369
Series UU, 4.13%, 06/01/48	165	133,391
Series VV, 4.30%, 01/15/49	145	118,579
Series WW, 3.95%, 02/15/50	272	209,206
Southwest Gas Corp.
3.70%, 04/01/28	65	63,233
3.80%, 09/29/46	135	103,043
4.15%, 06/01/49	141	111,018
5.45%, 03/23/28	35	35,683
5.80%, 12/01/27	100	102,869
Washington Gas Light Co.
3.65%, 09/15/49	204	151,653
Series K, 3.80%, 09/15/46	110	85,460
		5,946,170
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	21	20,959
Snap-on Inc.
3.10%, 05/01/50	82	56,506
3.25%, 03/01/27	75	73,278
4.10%, 03/01/48	87	72,314
Stanley Black & Decker Inc.
4.25%, 11/15/28	175	172,942
4.85%, 11/15/48	40	34,776
		430,775
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36	120	119,024
4.90%, 11/30/46	105	100,677
5.30%, 05/27/40	30	31,074
6.00%, 04/01/39	180	199,322
Agilent Technologies Inc.
2.75%, 09/15/29	637	587,140
3.05%, 09/22/26	590	576,843
Baxter International Inc.
2.54%, 02/01/32	175	150,189
3.13%, 12/01/51	145	95,200
3.50%, 08/15/46	198	144,200
Boston Scientific Corp.
4.55%, 03/01/39	45	42,392
4.70%, 03/01/49	79	71,972
6.50%, 11/15/35	15	16,867
7.38%, 01/15/40	115	140,257
Danaher Corp.
2.60%, 10/01/50	420	259,444
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
2.80%, 12/10/51	$580	$369,271
4.38%, 09/15/45	126	111,035
Dentsply Sirona Inc., 3.25%, 06/01/30	375	336,740
DH Europe Finance II SARL
3.25%, 11/15/39	330	263,498
3.40%, 11/15/49	477	347,898
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,264	1,250,992
GE HealthCare Technologies Inc., 6.38%, 11/22/52	235	260,929
Medtronic Inc., 4.63%, 03/15/45	203	185,536
Revvity Inc.
2.25%, 09/15/31	125	105,515
3.30%, 09/15/29	218	204,409
3.63%, 03/15/51	105	74,854
Smith & Nephew PLC
2.03%, 10/14/30	175	150,374
5.40%, 03/20/34	20	20,149
Solventum Corp.
5.60%, 03/23/34	40	40,973
5.90%, 04/30/54	230	234,197
6.00%, 05/15/64	220	223,391
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	455	402,463
3.75%, 03/15/51	380	278,325
Stryker Corp.
2.90%, 06/15/50	150	100,520
4.10%, 04/01/43	30	25,516
4.38%, 05/15/44	84	73,289
4.63%, 03/15/46	144	129,821
Thermo Fisher Scientific Inc.
4.10%, 08/15/47	143	119,558
5.09%, 08/10/33	80	81,033
5.30%, 02/01/44	78	77,450
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	670	583,805
4.45%, 08/15/45	139	121,145
4.70%, 02/19/27	25	25,080
5.05%, 02/19/30	25	25,276
5.20%, 09/15/34	25	25,017
5.35%, 12/01/28	125	127,614
5.50%, 02/19/35	25	25,615
5.75%, 11/30/39	85	87,892
		9,023,781
Health Care - Services — 0.9%
Aetna Inc.
4.50%, 05/15/42	115	96,730
6.63%, 06/15/36	216	232,062
6.75%, 12/15/37	174	188,657
Centene Corp.
2.45%, 07/15/28	80	72,972
2.50%, 03/01/31	485	409,619
2.63%, 08/01/31	515	433,973
3.00%, 10/15/30	315	275,974
3.38%, 02/15/30	950	859,426
4.63%, 12/15/29	165	158,351
Cigna Group (The)
2.40%, 03/15/30	350	313,327
3.20%, 03/15/40	185	141,255
3.40%, 03/15/50	419	287,255
3.40%, 03/15/51	265	180,328
3.88%, 10/15/47	366	277,014
Security	Par (000)	Value
Health Care - Services (continued)
4.38%, 10/15/28	$881	$874,134
4.80%, 08/15/38	533	499,658
4.80%, 07/15/46	370	324,763
4.90%, 12/15/48	405	357,594
5.13%, 05/15/31	120	121,510
5.25%, 02/15/34(b)	240	241,809
5.40%, 03/15/33	165	168,285
5.60%, 02/15/54	235	227,198
6.13%, 11/15/41	159	166,050
Elevance Health Inc.
2.55%, 03/15/31	95	83,589
2.88%, 09/15/29	20	18,528
3.13%, 05/15/50	138	91,120
3.60%, 03/15/51	210	150,561
3.65%, 12/01/27	140	137,071
3.70%, 09/15/49	220	161,269
4.10%, 03/01/28	240	236,953
4.10%, 05/15/32	270	255,207
4.38%, 12/01/47	286	237,581
4.50%, 10/30/26	105	105,116
4.55%, 03/01/48	35	29,635
4.55%, 05/15/52	90	75,486
4.63%, 05/15/42	202	179,617
4.65%, 01/15/43	220	195,501
4.65%, 08/15/44	112	98,960
4.75%, 02/15/30	145	145,504
4.75%, 02/15/33	370	362,212
4.95%, 11/01/31	265	265,096
5.10%, 01/15/44	171	159,938
5.13%, 02/15/53	155	141,843
5.15%, 06/15/29	160	163,006
5.20%, 02/15/35	285	285,049
5.38%, 06/15/34	270	273,604
5.50%, 10/15/32	380	391,461
5.65%, 06/15/54	115	112,576
5.70%, 02/15/55	220	217,251
5.85%, 01/15/36	65	67,418
5.85%, 11/01/64	275	273,278
5.95%, 12/15/34	140	147,582
6.38%, 06/15/37	94	101,473
HCA Inc.
2.38%, 07/15/31	15	12,775
3.13%, 03/15/27	75	72,728
3.50%, 09/01/30	475	441,065
3.50%, 07/15/51	444	298,998
3.63%, 03/15/32	32	28,923
4.13%, 06/15/29	218	211,499
4.50%, 02/15/27	529	526,865
4.63%, 03/15/52	277	226,262
5.13%, 06/15/39	219	205,416
5.20%, 06/01/28	65	65,728
5.25%, 06/15/26	431	432,731
5.25%, 06/15/49	284	255,907
5.50%, 06/01/33	585	590,277
5.50%, 06/15/47	309	289,621
5.60%, 04/01/34	110	110,930
5.88%, 02/01/29	340	350,459
5.90%, 06/01/53	180	175,729
5.95%, 09/15/54	95	93,606
6.00%, 04/01/54	285	282,390
6.10%, 04/01/64	150	147,256
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Humana Inc.
3.13%, 08/15/29	$175	$162,790
3.95%, 08/15/49	171	127,512
4.63%, 12/01/42	237	202,511
4.80%, 03/15/47	235	200,495
4.88%, 04/01/30	204	203,252
4.95%, 10/01/44	220	192,099
5.75%, 03/01/28	60	61,631
5.75%, 12/01/28	25	25,761
5.75%, 04/15/54	75	71,455
5.88%, 03/01/33	120	123,057
5.95%, 03/15/34	105	108,086
ICON Investments Six DAC, 6.00%, 05/08/34	375	386,381
IQVIA Inc., 6.25%, 02/01/29	45	47,023
Laboratory Corp. of America Holdings
2.70%, 06/01/31	355	312,677
2.95%, 12/01/29	237	218,463
4.35%, 04/01/30	150	147,046
4.55%, 04/01/32	150	145,996
4.70%, 02/01/45	309	273,147
4.80%, 10/01/34	115	111,609
Quest Diagnostics Inc.
2.80%, 06/30/31	565	502,263
2.95%, 06/30/30	596	546,089
3.45%, 06/01/26	975	962,770
4.20%, 06/30/29	376	369,904
4.60%, 12/15/27	65	65,175
4.63%, 12/15/29	100	99,540
4.70%, 03/30/45	245	220,746
5.00%, 12/15/34	105	103,835
6.40%, 11/30/33	110	119,970
UnitedHealth Group Inc.
2.75%, 05/15/40	65	47,185
2.88%, 08/15/29	70	65,394
2.90%, 05/15/50	110	70,288
2.95%, 10/15/27	120	115,606
3.13%, 05/15/60	177	108,735
3.25%, 05/15/51	260	177,295
3.50%, 08/15/39	175	143,038
3.70%, 08/15/49	256	191,490
3.75%, 10/15/47	220	168,651
3.85%, 06/15/28	230	225,780
3.88%, 12/15/28	115	112,504
3.88%, 08/15/59	238	172,838
3.95%, 10/15/42	165	136,999
4.00%, 05/15/29	70	68,577
4.20%, 05/15/32	780	747,353
4.20%, 01/15/47	214	177,856
4.25%, 01/15/29	305	301,598
4.25%, 03/15/43	140	120,200
4.25%, 04/15/47	192	160,432
4.25%, 06/15/48	230	189,559
4.38%, 03/15/42	100	87,784
4.45%, 12/15/48	239	202,645
4.50%, 04/15/33	470	454,257
4.60%, 04/15/27	35	35,165
4.63%, 07/15/35	246	237,668
4.63%, 11/15/41	156	140,996
4.70%, 04/15/29	125	125,815
4.75%, 07/15/26	120	120,709
4.75%, 07/15/45	167	151,261
Security	Par (000)	Value
Health Care - Services (continued)
4.75%, 05/15/52	$245	$214,466
4.80%, 01/15/30	390	392,522
4.90%, 04/15/31	155	156,295
4.95%, 01/15/32	590	592,733
4.95%, 05/15/62	190	167,325
5.00%, 04/15/34	400	397,943
5.15%, 07/15/34	660	664,110
5.20%, 04/15/63	330	303,027
5.25%, 02/15/28	35	35,829
5.30%, 02/15/30	65	66,866
5.35%, 02/15/33	385	393,410
5.38%, 04/15/54	200	192,728
5.50%, 04/15/64	195	187,447
5.63%, 07/15/54	555	554,384
5.75%, 07/15/64	260	259,524
5.80%, 03/15/36	170	179,517
5.88%, 02/15/53	160	165,046
5.95%, 02/15/41	10	10,470
6.05%, 02/15/63	175	182,308
6.50%, 06/15/37	59	65,689
6.63%, 11/15/37	225	253,258
6.88%, 02/15/38	270	311,412
		33,805,864
Holding Companies - Diversified — 0.0%
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(e)	460	460,573
North Haven Private Income Fund LLC, 5.75%, 02/01/30(b)(e)	450	446,247
		906,820
Home Builders — 0.0%
MDC Holdings Inc.
2.50%, 01/15/31	95	82,818
3.97%, 08/06/61(b)	125	98,430
6.00%, 01/15/43	165	166,222
PulteGroup Inc.
6.00%, 02/15/35	75	78,341
6.38%, 05/15/33	35	37,450
7.88%, 06/15/32	5	5,771
Toll Brothers Finance Corp., 4.35%, 02/15/28	60	59,257
		528,289
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	152	145,254
3.50%, 11/15/51	160	100,783
4.40%, 03/15/29	195	186,193
Whirlpool Corp.
2.40%, 05/15/31	25	20,998
4.50%, 06/01/46	142	109,678
4.60%, 05/15/50	108	82,944
4.75%, 02/26/29	115	113,343
5.50%, 03/01/33	355	349,096
5.75%, 03/01/34(b)	285	281,430
		1,389,719
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	265	221,959
5.75%, 03/15/33	245	254,314
Church & Dwight Co. Inc.
3.95%, 08/01/47	40	32,053
5.00%, 06/15/52	90	84,464
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
5.60%, 11/15/32	$60	$62,648
Clorox Co. (The)
1.80%, 05/15/30	695	603,270
3.10%, 10/01/27	926	895,088
3.90%, 05/15/28	384	377,103
4.40%, 05/01/29	35	34,785
4.60%, 05/01/32	425	418,614
Kimberly-Clark Corp.
2.00%, 11/02/31	100	86,079
2.88%, 02/07/50	205	137,857
3.10%, 03/26/30	833	780,909
3.20%, 04/25/29	325	310,391
3.20%, 07/30/46	225	164,477
3.90%, 05/04/47	205	166,879
3.95%, 11/01/28	290	286,125
4.50%, 02/16/33	75	74,449
5.30%, 03/01/41	130	131,518
6.63%, 08/01/37	295	340,937
		5,463,919
Insurance — 0.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	72	84,779
Aegon Ltd., 5.50%, 04/11/48(a)	360	358,346
Aflac Inc.
3.60%, 04/01/30	159	151,676
4.00%, 10/15/46	30	24,433
4.75%, 01/15/49	62	55,496
Allstate Corp. (The)
5.35%, 06/01/33	118	119,984
6.50%, 05/15/67(a)	215	216,589
American Financial Group Inc./OH, 5.25%, 04/02/30	65	66,606
American International Group Inc.
3.88%, 01/15/35	55	50,013
4.50%, 07/16/44	180	159,219
4.75%, 04/01/48	281	254,361
Aon Corp.
4.50%, 12/15/28	84	83,728
6.25%, 09/30/40	80	86,172
Aon Global Ltd., 4.75%, 05/15/45	127	112,933
Aon North America Inc., 5.75%, 03/01/54	45	45,735
Arch Capital Finance LLC, 5.03%, 12/15/46	106	97,685
Arch Capital Group Ltd., 3.64%, 06/30/50	115	84,708
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	85	80,088
Arthur J Gallagher & Co.
3.05%, 03/09/52	245	157,317
5.55%, 02/15/55	100	98,314
6.75%, 02/15/54	25	28,328
Assurant Inc.
2.65%, 01/15/32	300	254,399
3.70%, 02/22/30	329	308,387
4.90%, 03/27/28	159	159,967
Athene Holding Ltd.
4.13%, 01/12/28	50	49,303
6.15%, 04/03/30	96	101,057
AXA SA, 8.60%, 12/15/30	910	1,073,126
Axis Specialty Finance LLC
3.90%, 07/15/29	85	81,770
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	55	51,871
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52	180	139,535
4.20%, 08/15/48	282	236,996
Security	Par (000)	Value
Insurance (continued)
4.25%, 01/15/49	$309	$262,523
Brighthouse Financial Inc., 4.70%, 06/22/47(b)	143	115,488
Brown & Brown Inc., 4.50%, 03/15/29	15	14,842
Chubb Corp. (The), 6.00%, 05/11/37	10	10,821
Chubb INA Holdings LLC
3.05%, 12/15/61	55	34,588
4.35%, 11/03/45	105	91,641
6.70%, 05/15/36	125	141,929
CNO Financial Group Inc.
5.25%, 05/30/29	211	211,684
6.45%, 06/15/34	5	5,289
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	75	72,977
Enstar Group Ltd., 4.95%, 06/01/29	51	50,806
Equitable Holdings Inc.
4.35%, 04/20/28	500	494,158
5.00%, 04/20/48	125	115,026
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	90	56,879
4.87%, 06/01/44	40	35,823
First American Financial Corp., 4.00%, 05/15/30	225	213,430
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49	244	184,576
4.30%, 04/15/43	90	78,090
4.40%, 03/15/48	86	74,381
5.95%, 10/15/36	83	87,390
6.10%, 10/01/41	162	170,058
Jackson Financial Inc.
3.13%, 11/23/31	65	56,945
4.00%, 11/23/51	55	39,092
Lincoln National Corp.
3.05%, 01/15/30	50	46,035
4.35%, 03/01/48	124	100,210
6.30%, 10/09/37	52	55,613
7.00%, 06/15/40	165	186,780
Loews Corp., 6.00%, 02/01/35	30	32,486
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	315	308,491
5.38%, 03/04/46	300	298,760
Markel Group Inc.
4.15%, 09/17/50	80	63,018
5.00%, 05/20/49	70	63,078
Marsh & McLennan Companies Inc.
4.20%, 03/01/48	170	142,506
4.35%, 01/30/47	217	187,435
4.38%, 03/15/29	127	126,142
4.55%, 11/08/27	65	65,077
4.65%, 03/15/30	125	124,741
4.75%, 03/15/39	70	67,030
4.85%, 11/15/31	125	125,184
4.90%, 03/15/49	312	287,487
5.00%, 03/15/35	215	214,077
5.35%, 11/15/44	75	74,647
5.40%, 03/15/55	300	295,415
5.45%, 03/15/53	35	34,552
5.45%, 03/15/54	25	24,741
5.70%, 09/15/53	10	10,331
5.88%, 08/01/33	190	202,479
MetLife Inc.
4.05%, 03/01/45	278	230,352
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.13%, 08/13/42	$180	$154,326
4.55%, 03/23/30	341	340,676
4.60%, 05/13/46	155	138,556
4.72%, 12/15/44	137	124,567
4.88%, 11/13/43	157	146,524
5.30%, 12/15/34	180	183,368
5.38%, 07/15/33	20	20,643
5.70%, 06/15/35	115	121,057
5.88%, 02/06/41	120	125,989
6.38%, 06/15/34	15	16,481
6.40%, 12/15/66	447	463,518
10.75%, 08/01/69	135	182,413
Munich Re America Corp., Series B, 7.45%, 12/15/26	75	78,951
Principal Financial Group Inc.
3.10%, 11/15/26	108	105,541
3.70%, 05/15/29	97	93,412
4.30%, 11/15/46	109	93,465
4.35%, 05/15/43	106	93,221
4.63%, 09/15/42	114	103,847
6.05%, 10/15/36	74	79,592
Progressive Corp. (The)
2.45%, 01/15/27	51	49,305
3.20%, 03/26/30	325	305,252
3.70%, 01/26/45	129	102,141
3.95%, 03/26/50	70	56,079
4.00%, 03/01/29	79	77,620
4.13%, 04/15/47	121	100,447
4.20%, 03/15/48	203	170,881
4.35%, 04/25/44	120	104,937
6.25%, 12/01/32	5	5,465
6.63%, 03/01/29	124	133,774
Prudential Financial Inc.
2.10%, 03/10/30(b)	50	44,705
3.00%, 03/10/40	5	3,799
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	85	76,241
3.70%, 03/13/51	300	225,736
3.88%, 03/27/28	49	48,195
3.91%, 12/07/47	135	106,714
3.94%, 12/07/49	245	191,890
4.35%, 02/25/50	240	202,331
4.42%, 03/27/48	153	130,750
4.50%, 09/15/47(a)	165	160,563
4.60%, 05/15/44	207	186,573
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	155	147,703
5.70%, 12/14/36	195	205,889
5.70%, 09/15/48(a)	50	49,892
5.75%, 07/15/33	110	116,716
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	75	75,015
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	40	41,066
6.63%, 12/01/37	75	84,537
6.63%, 06/21/40	242	273,566
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	100	104,332
Prudential Funding Asia PLC
3.13%, 04/14/30	100	92,768
3.63%, 03/24/32	265	244,981
Selective Insurance Group Inc., 5.38%, 03/01/49	70	65,471
Stewart Information Services Corp., 3.60%, 11/15/31	15	13,354
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,525
Security	Par (000)	Value
Insurance (continued)
Travelers Companies Inc. (The)
2.55%, 04/27/50	$110	$67,217
3.75%, 05/15/46	123	97,827
4.00%, 05/30/47	192	157,996
4.05%, 03/07/48	130	107,351
4.10%, 03/04/49	175	144,381
4.30%, 08/25/45	175	151,003
4.60%, 08/01/43	97	88,710
5.35%, 11/01/40	295	296,507
6.25%, 06/15/37	367	403,579
6.75%, 06/20/36	149	169,892
Travelers Property Casualty Corp., 6.38%, 03/15/33	175	194,641
Unum Group
4.00%, 06/15/29	10	9,705
4.50%, 12/15/49	55	45,171
5.75%, 08/15/42	100	100,273
Willis North America Inc.
3.88%, 09/15/49	173	130,985
4.50%, 09/15/28	94	93,398
5.05%, 09/15/48	153	139,182
5.35%, 05/15/33	10	10,128
5.90%, 03/05/54	220	221,997
XL Group Ltd., 5.25%, 12/15/43	329	318,748
		20,484,075
Internet — 0.1%
Alibaba Group Holding Ltd.
3.15%, 02/09/51	85	58,101
3.25%, 02/09/61	245	160,326
4.00%, 12/06/37	240	213,865
4.20%, 12/06/47	165	138,123
4.40%, 12/06/57	25	21,035
4.50%, 11/28/34	200	192,104
Alphabet Inc., 2.25%, 08/15/60	199	112,817
Amazon.com Inc.
2.50%, 06/03/50	510	314,845
2.70%, 06/03/60	949	565,672
3.10%, 05/12/51	490	340,162
3.25%, 05/12/61	300	202,123
3.88%, 08/22/37	180	162,697
3.95%, 04/13/52	185	150,295
4.05%, 08/22/47	447	377,073
4.10%, 04/13/62	350	283,435
4.25%, 08/22/57	421	354,260
Baidu Inc., 2.38%, 10/09/30	200	177,436
Booking Holdings Inc.
3.55%, 03/15/28	54	52,685
3.60%, 06/01/26	77	76,307
4.63%, 04/13/30	130	130,359
eBay Inc.
3.60%, 06/05/27	40	39,204
3.65%, 05/10/51	335	246,364
4.00%, 07/15/42	302	247,292
JD.com Inc., 4.13%, 01/14/50	200	166,057
Meta Platforms Inc.
4.45%, 08/15/52	85	73,852
4.65%, 08/15/62	185	161,687
5.55%, 08/15/64	160	161,138
5.75%, 05/15/63	65	67,488
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
VeriSign Inc., 2.70%, 06/15/31	$130	$113,553
		5,360,355
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55	350	219,020
4.40%, 05/01/48	145	124,781
5.20%, 08/01/43	152	150,972
6.40%, 12/01/37	15	16,570
Steel Dynamics Inc.
3.25%, 10/15/50	65	44,707
3.45%, 04/15/30	345	324,567
5.38%, 08/15/34	25	25,372
		905,989
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45	275	230,898
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29	95	89,676
3.70%, 01/15/31	107	98,304
5.85%, 08/01/34	100	101,417
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28	215	215,085
Series FF, 4.63%, 06/15/30	275	273,161
Series GG, 3.50%, 10/15/32	195	174,867
Series X, 4.00%, 04/15/28	5	4,912
Sands China Ltd.
2.85%, 03/08/29	325	294,598
3.25%, 08/08/31	310	270,358
		1,522,378
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	1,330	1,309,033
AGCO Corp., 5.80%, 03/21/34	310	314,709
Caterpillar Financial Services Corp.
4.38%, 08/16/29	25	24,888
4.40%, 10/15/27	25	25,040
4.40%, 03/03/28	25	25,051
4.45%, 10/16/26	25	25,077
4.60%, 11/15/27	50	50,375
4.70%, 11/15/29	50	50,486
4.85%, 02/27/29	50	50,725
Caterpillar Inc.
2.60%, 09/19/29	251	232,470
3.25%, 09/19/49	111	79,665
3.25%, 04/09/50	182	130,135
4.30%, 05/15/44	75	66,217
4.75%, 05/15/64	127	112,965
5.20%, 05/27/41	222	223,634
5.30%, 09/15/35	109	113,534
6.05%, 08/15/36	96	105,665
CNH Industrial Capital LLC
1.45%, 07/15/26	970	930,307
4.50%, 10/08/27	40	39,832
4.55%, 04/10/28	505	503,409
5.10%, 04/20/29	140	141,815
5.50%, 01/12/29	625	642,184
CNH Industrial NV, 3.85%, 11/15/27	1,152	1,128,155
Deere & Co.
3.10%, 04/15/30	190	177,908
3.75%, 04/15/50	155	123,066
Security	Par (000)	Value
Machinery (continued)
5.38%, 10/16/29	$40	$41,772
5.45%, 01/16/35	50	52,065
5.70%, 01/19/55	20	21,231
7.13%, 03/03/31	55	62,430
Dover Corp., 5.38%, 03/01/41	30	29,734
Flowserve Corp., 3.50%, 10/01/30	100	92,783
IDEX Corp., 2.63%, 06/15/31	55	48,045
John Deere Capital Corp.
1.75%, 03/09/27	439	417,487
2.25%, 09/14/26	270	261,918
2.45%, 01/09/30	10	9,153
2.65%, 06/10/26	40	39,240
2.80%, 09/08/27	10	9,649
2.80%, 07/18/29	35	32,856
3.45%, 03/07/29	135	130,130
4.35%, 09/15/32	125	121,696
4.65%, 01/07/28	25	25,260
4.75%, 06/08/26	30	30,188
4.85%, 06/11/29	50	50,760
4.85%, 10/11/29	35	35,661
5.10%, 04/11/34	100	101,379
5.15%, 09/08/33	190	194,382
Series ., 4.50%, 01/08/27	25	25,118
Series 1, 5.05%, 06/12/34	590	597,829
nVent Finance SARL, 5.65%, 05/15/33	100	101,347
Oshkosh Corp.
3.10%, 03/01/30	782	723,682
4.60%, 05/15/28	833	828,728
Otis Worldwide Corp., 3.36%, 02/15/50	10	7,044
Rockwell Automation Inc.
2.80%, 08/15/61	25	15,021
3.50%, 03/01/29	374	361,006
4.20%, 03/01/49	102	86,916
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	99	98,651
Xylem Inc./New York
1.95%, 01/30/28	1,218	1,138,080
2.25%, 01/30/31	1,375	1,199,445
3.25%, 11/01/26	1,655	1,622,617
4.38%, 11/01/46	90	76,097
		15,315,745
Manufacturing — 0.3%
3M Co.
2.25%, 09/19/26	2,566	2,481,745
2.38%, 08/26/29	789	719,504
2.88%, 10/15/27	1,340	1,289,824
3.05%, 04/15/30	320	298,455
3.38%, 03/01/29	244	234,127
3.63%, 09/14/28	700	683,472
3.63%, 10/15/47	104	79,505
3.70%, 04/15/50	10	7,594
5.70%, 03/15/37	55	57,738
Carlisle Companies Inc.
2.75%, 03/01/30	152	138,298
3.75%, 12/01/27	5	4,882
Eaton Corp.
3.10%, 09/15/27	142	137,804
3.92%, 09/15/47	70	56,891
4.00%, 11/02/32	40	37,920
4.15%, 03/15/33	75	71,619
4.15%, 11/02/42	105	91,112
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.35%, 05/18/28	$40	$39,931
4.70%, 08/23/52	75	67,996
Illinois Tool Works Inc.
3.90%, 09/01/42	121	102,453
4.88%, 09/15/41	40	38,582
Parker-Hannifin Corp.
3.25%, 03/01/27	65	63,639
3.25%, 06/14/29	285	270,314
4.00%, 06/14/49	153	123,413
4.10%, 03/01/47	81	67,386
4.20%, 11/21/34	125	118,340
4.45%, 11/21/44	118	104,274
6.25%, 05/15/38	40	43,884
Pentair Finance SARL
4.50%, 07/01/29	540	534,637
5.90%, 07/15/32	420	438,365
Teledyne Technologies Inc., 2.75%, 04/01/31	1,410	1,252,829
Textron Inc.
3.00%, 06/01/30	71	64,825
3.38%, 03/01/28	45	43,361
3.65%, 03/15/27	25	24,495
3.90%, 09/17/29	117	112,320
		9,901,534
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	332	214,224
3.85%, 04/01/61	335	208,018
3.90%, 06/01/52	329	218,328
3.95%, 06/30/62	275	173,047
4.40%, 04/01/33	140	127,376
4.40%, 12/01/61	275	188,127
4.80%, 03/01/50	315	243,141
5.13%, 07/01/49	254	205,384
5.25%, 04/01/53	154	127,305
5.38%, 04/01/38	160	145,730
5.38%, 05/01/47	334	281,942
5.50%, 04/01/63	225	184,400
5.75%, 04/01/48	332	293,128
6.38%, 10/23/35	350	355,866
6.48%, 10/23/45	490	474,744
6.83%, 10/23/55	290	288,923
Comcast Corp.
2.45%, 08/15/52	202	113,532
2.65%, 08/15/62	199	107,344
2.80%, 01/15/51	143	87,919
2.89%, 11/01/51	392	244,363
2.94%, 11/01/56	842	506,721
2.99%, 11/01/63	799	463,624
3.40%, 07/15/46	150	108,828
3.45%, 02/01/50	340	239,651
3.75%, 04/01/40	235	194,936
3.90%, 03/01/38	281	242,918
3.97%, 11/01/47	503	394,633
4.00%, 08/15/47	209	164,856
4.00%, 03/01/48	333	261,539
4.00%, 11/01/49	346	269,061
4.05%, 11/01/52	399	307,784
4.60%, 10/15/38	350	323,684
4.60%, 08/15/45	161	141,602
4.65%, 02/15/33	275	269,092
Security	Par (000)	Value
Media (continued)
4.65%, 07/15/42	$219	$197,453
4.70%, 10/15/48	160	141,231
4.75%, 03/01/44	109	97,993
4.80%, 05/15/33	50	49,287
4.95%, 10/15/58	275	243,498
5.35%, 05/15/53	100	94,922
5.50%, 05/15/64	105	100,265
5.65%, 06/15/35	78	80,884
6.45%, 03/15/37	55	60,209
6.50%, 11/15/35	358	396,449
6.55%, 07/01/39	55	60,865
6.95%, 08/15/37	190	216,722
Discovery Communications LLC
4.00%, 09/15/55	215	140,966
4.65%, 05/15/50	65	48,368
5.00%, 09/20/37	222	190,880
5.20%, 09/20/47	137	112,874
5.30%, 05/15/49	78	62,178
6.35%, 06/01/40	70	66,990
FactSet Research Systems Inc., 3.45%, 03/01/32	225	201,851
Fox Corp.
5.48%, 01/25/39	215	208,745
5.58%, 01/25/49	399	381,090
Grupo Televisa SAB
5.00%, 05/13/45	25	18,778
6.13%, 01/31/46	40	34,171
6.63%, 01/15/40	200	190,925
NBCUniversal Media LLC
4.45%, 01/15/43	45	39,269
6.40%, 04/30/40	45	49,306
Paramount Global
3.38%, 02/15/28	27	25,802
3.70%, 06/01/28	45	43,182
4.20%, 06/01/29	110	105,591
4.38%, 03/15/43	127	96,597
4.60%, 01/15/45	101	77,638
4.85%, 07/01/42	30	24,649
4.90%, 08/15/44	147	117,700
4.95%, 01/15/31	140	134,743
4.95%, 05/19/50	245	192,913
5.25%, 04/01/44	128	106,073
5.50%, 05/15/33	62	60,128
5.85%, 09/01/43	170	152,840
5.90%, 10/15/40	77	70,271
6.88%, 04/30/36	207	216,748
7.88%, 07/30/30	65	71,526
Thomson Reuters Corp.
5.50%, 08/15/35	95	97,706
5.85%, 04/15/40	85	88,613
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	137	157,203
Time Warner Cable LLC
5.50%, 09/01/41	102	89,858
5.88%, 11/15/40	174	160,970
6.55%, 05/01/37	245	243,915
6.75%, 06/15/39	267	268,807
7.30%, 07/01/38	265	279,595
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	265	185,251
3.70%, 12/01/42	100	81,047
4.13%, 06/01/44	206	174,236
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.38%, 08/16/41	$105	$94,037
Series E, 4.13%, 12/01/41	135	116,545
Walt Disney Co. (The)
2.75%, 09/01/49	465	299,729
3.50%, 05/13/40	56	46,123
3.60%, 01/13/51	610	459,890
3.80%, 05/13/60	556	416,135
4.70%, 03/23/50	266	243,133
4.75%, 09/15/44	80	73,486
4.75%, 11/15/46	195	177,903
4.95%, 10/15/45	72	67,672
5.40%, 10/01/43	152	152,068
6.15%, 03/01/37	95	103,803
6.15%, 02/15/41	49	53,019
6.20%, 12/15/34	10	11,029
6.65%, 11/15/37	65	73,925
7.75%, 12/01/45	250	325,633
		17,695,671
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28	64	63,753
Valmont Industries Inc.
5.00%, 10/01/44	134	125,884
5.25%, 10/01/54	115	109,626
		299,263
Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	510	466,812
Freeport-McMoRan Inc.
4.63%, 08/01/30	210	205,937
5.40%, 11/14/34	125	126,221
5.45%, 03/15/43	85	81,180
Kinross Gold Corp., 4.50%, 07/15/27	619	615,370
Newmont Corp.
2.60%, 07/15/32	40	34,554
2.80%, 10/01/29	185	171,399
4.88%, 03/15/42	475	446,616
5.45%, 06/09/44	135	133,272
6.25%, 10/01/39	228	246,485
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	30	18,796
5.20%, 11/02/40	300	296,112
Rio Tinto Finance USA PLC
4.75%, 03/22/42	130	121,178
5.00%, 03/09/33	125	126,112
5.13%, 03/09/53	225	213,934
Southern Copper Corp.
5.25%, 11/08/42	20	18,571
5.88%, 04/23/45	200	196,782
Yamana Gold Inc., 2.63%, 08/15/31	80	68,688
		3,588,019
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	500	468,146
3.57%, 12/01/31	160	144,832
4.25%, 04/01/28	435	426,698
		1,039,676
Oil & Gas — 0.7%
APA Corp.
5.35%, 07/01/49(e)	25	21,134
6.75%, 02/15/55(e)	25	25,245
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets America Inc.
2.77%, 11/10/50	$367	$229,469
2.94%, 06/04/51	345	222,305
3.00%, 02/24/50	350	231,077
3.00%, 03/17/52	190	123,587
3.02%, 01/16/27	5	4,877
3.12%, 05/04/26	10	9,860
3.38%, 02/08/61	640	421,486
3.54%, 04/06/27	95	93,342
3.63%, 04/06/30	156	148,601
3.94%, 09/21/28	30	29,411
4.89%, 09/11/33	30	29,616
BP Capital Markets PLC
3.28%, 09/19/27	65	63,209
3.72%, 11/28/28	125	121,554
Burlington Resources LLC
5.95%, 10/15/36	105	112,117
7.20%, 08/15/31	132	149,337
Chevron Corp., 3.08%, 05/11/50	139	95,570
Chevron USA Inc., 5.25%, 11/15/43	80	80,278
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	200,161
ConocoPhillips Co.
3.80%, 03/15/52	20	15,054
4.03%, 03/15/62	415	310,194
4.30%, 11/15/44	184	157,155
4.70%, 01/15/30	325	326,859
4.85%, 01/15/32	175	174,847
5.00%, 01/15/35	350	347,570
5.05%, 09/15/33	80	80,568
5.30%, 05/15/53	90	85,625
5.50%, 01/15/55	240	235,598
5.55%, 03/15/54	180	177,586
5.65%, 01/15/65	300	293,099
5.70%, 09/15/63	110	108,697
5.90%, 10/15/32	217	231,188
5.90%, 05/15/38	385	405,556
5.95%, 03/15/46	20	20,988
6.50%, 02/01/39	235	262,719
6.95%, 04/15/29	115	125,522
Devon Energy Corp.
4.75%, 05/15/42	119	101,261
5.00%, 06/15/45	182	157,172
5.60%, 07/15/41	250	237,312
7.88%, 09/30/31	40	45,803
Diamondback Energy Inc.
3.50%, 12/01/29	343	324,139
4.25%, 03/15/52	85	66,223
4.40%, 03/24/51	108	86,305
5.40%, 04/18/34	130	130,658
5.75%, 04/18/54	20	19,325
5.90%, 04/18/64	270	260,262
6.25%, 03/15/53	125	128,415
Eni USA Inc., 7.30%, 11/15/27	290	308,606
EOG Resources Inc.
3.90%, 04/01/35	110	99,837
4.38%, 04/15/30	15	14,837
4.95%, 04/15/50	192	175,499
EQT Corp.
3.90%, 10/01/27	90	88,468
5.00%, 01/15/29	85	85,274
5.75%, 02/01/34	165	168,409
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 02/01/30	$255	$275,434
Equinor ASA
2.38%, 05/22/30	305	273,935
3.00%, 04/06/27	255	248,929
3.13%, 04/06/30	380	355,700
3.25%, 11/18/49	165	117,021
3.63%, 09/10/28	594	579,429
3.70%, 04/06/50	405	310,553
3.95%, 05/15/43	112	95,109
4.25%, 11/23/41	192	170,058
4.80%, 11/08/43	150	141,933
5.10%, 08/17/40	300	298,650
7.25%, 09/23/27	225	241,440
Exxon Mobil Corp.
2.44%, 08/16/29	5	4,637
2.61%, 10/15/30	264	239,243
3.10%, 08/16/49	216	148,888
3.45%, 04/15/51	406	294,956
3.48%, 03/19/30	20	19,152
4.11%, 03/01/46	279	232,838
4.23%, 03/19/40	261	234,212
4.33%, 03/19/50	407	346,119
Hess Corp.
4.30%, 04/01/27	735	730,052
5.60%, 02/15/41	209	211,816
6.00%, 01/15/40	5	5,348
7.13%, 03/15/33	425	482,053
7.30%, 08/15/31	403	456,335
7.88%, 10/01/29	175	196,841
Marathon Petroleum Corp.
4.50%, 04/01/48	120	96,882
4.75%, 09/15/44	204	174,399
5.00%, 09/15/54	126	106,279
5.13%, 12/15/26	100	100,817
6.50%, 03/01/41	163	172,916
Occidental Petroleum Corp.
4.40%, 04/15/46	105	81,122
6.05%, 10/01/54	5	4,835
6.20%, 03/15/40	95	96,353
6.45%, 09/15/36	355	371,682
6.60%, 03/15/46	195	202,176
6.63%, 09/01/30	40	42,331
7.50%, 05/01/31	95	105,410
7.88%, 09/15/31	70	78,971
7.95%, 06/15/39	85	98,171
Ovintiv Inc.
5.65%, 05/15/28	185	189,657
6.25%, 07/15/33	145	151,102
6.50%, 08/15/34	205	216,319
6.50%, 02/01/38	172	179,966
6.63%, 08/15/37	30	31,605
7.10%, 07/15/53	90	98,282
7.20%, 11/01/31	340	371,201
7.38%, 11/01/31	647	713,559
8.13%, 09/15/30	150	170,023
Phillips 66
3.30%, 03/15/52	125	81,571
3.90%, 03/15/28	390	381,908
4.65%, 11/15/34	219	208,400
4.88%, 11/15/44	395	347,418
5.88%, 05/01/42	72	72,875
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66 Co.
4.90%, 10/01/46	$25	$21,967
4.95%, 03/15/35	150	145,024
5.25%, 06/15/31	75	76,271
5.30%, 06/30/33	225	226,795
5.50%, 03/15/55	135	125,440
5.65%, 06/15/54	130	124,022
Shell Finance U.S. Inc.
3.25%, 04/06/50	15	10,508
3.75%, 09/12/46	185	145,528
4.00%, 05/10/46	325	263,844
4.13%, 05/11/35	470	440,760
4.38%, 05/11/45	200	172,628
4.55%, 08/12/43	30	26,914
Shell International Finance BV
3.00%, 11/26/51	550	362,890
3.13%, 11/07/49	145	98,765
4.00%, 05/10/46	10	8,077
4.38%, 05/11/45	20	17,106
6.38%, 12/15/38	480	537,244
TotalEnergies Capital International SA
2.83%, 01/10/30	295	273,782
2.99%, 06/29/41	50	36,888
3.13%, 05/29/50	503	341,469
3.39%, 06/29/60	485	322,147
3.46%, 02/19/29	65	62,719
3.46%, 07/12/49	225	163,063
TotalEnergies Capital SA
3.88%, 10/11/28	295	289,950
5.15%, 04/05/34	105	106,106
5.28%, 09/10/54	250	239,312
5.43%, 09/10/64	130	124,128
5.49%, 04/05/54	210	207,052
5.64%, 04/05/64	255	251,348
Valero Energy Corp.
3.65%, 12/01/51	335	233,003
4.00%, 06/01/52	60	44,560
4.35%, 06/01/28	148	146,552
4.90%, 03/15/45	71	64,382
6.63%, 06/15/37	415	448,940
7.50%, 04/15/32	191	217,456
Woodside Finance Ltd.
5.10%, 09/12/34	990	971,784
5.70%, 09/12/54	200	194,124
		27,468,325
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	406	400,088
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	45	43,217
3.14%, 11/07/29	457	429,540
3.34%, 12/15/27	1,231	1,198,495
4.08%, 12/15/47	87	70,949
Halliburton Co.
2.92%, 03/01/30	353	324,142
4.50%, 11/15/41	85	75,166
4.75%, 08/01/43	175	156,392
4.85%, 11/15/35	350	339,099
5.00%, 11/15/45	344	314,925
6.70%, 09/15/38	198	219,886
7.45%, 09/15/39	209	249,195
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
NOV Inc.
3.60%, 12/01/29	$511	$482,375
3.95%, 12/01/42	125	95,470
Schlumberger Investment SA
2.65%, 06/26/30	355	323,140
4.50%, 05/15/28	100	100,301
4.85%, 05/15/33	60	59,645
		4,882,025
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26	15	14,824
4.50%, 05/15/28	226	224,620
5.63%, 05/26/33	205	211,553
Amcor Flexibles North America Inc.
2.63%, 06/19/30	200	178,187
2.69%, 05/25/31	40	35,202
Berry Global Inc., 5.65%, 01/15/34	270	277,982
Packaging Corp. of America
3.05%, 10/01/51	5	3,289
4.05%, 12/15/49	57	44,902
Smurfit Kappa Treasury ULC
5.44%, 04/03/34(e)	405	411,756
5.78%, 04/03/54(e)	30	30,524
WestRock MWV LLC, 8.20%, 01/15/30	80	91,622
WRKCo Inc.
3.00%, 06/15/33	165	142,064
4.20%, 06/01/32	15	14,281
		1,680,806
Pharmaceuticals — 0.9%
AbbVie Inc.
4.05%, 11/21/39	593	525,542
4.25%, 11/14/28	105	104,465
4.25%, 11/21/49	804	681,611
4.30%, 05/14/36	303	284,591
4.40%, 11/06/42	347	311,196
4.45%, 05/14/46	220	194,298
4.50%, 05/14/35	450	433,353
4.63%, 10/01/42	112	103,825
4.65%, 03/15/28	100	100,612
4.70%, 05/14/45	308	282,137
4.88%, 03/15/30	100	101,220
4.88%, 11/14/48	388	360,945
5.20%, 03/15/35	90	91,876
5.40%, 03/15/54	80	80,564
5.50%, 03/15/64	250	251,027
5.60%, 03/15/55	105	108,788
Astrazeneca Finance LLC
4.88%, 03/03/28	55	55,826
4.88%, 03/03/33	190	191,205
4.90%, 03/03/30	105	106,716
5.00%, 02/26/34	75	75,913
AstraZeneca PLC
3.13%, 06/12/27	925	902,515
4.00%, 01/17/29	79	77,856
4.00%, 09/18/42	309	264,929
4.38%, 08/17/48	54	47,207
6.45%, 09/15/37	790	887,325
Becton Dickinson & Co.
3.70%, 06/06/27	685	672,526
3.79%, 05/20/50	144	110,114
Security	Par (000)	Value
Pharmaceuticals (continued)
4.67%, 06/06/47	$247	$217,074
4.69%, 12/15/44	163	144,672
Bristol-Myers Squibb Co.
2.55%, 11/13/50	70	42,009
3.25%, 02/27/27	155	152,054
3.25%, 08/01/42	153	116,359
3.70%, 03/15/52	325	244,266
3.90%, 03/15/62	425	314,843
4.25%, 10/26/49	463	385,537
4.35%, 11/15/47	408	348,217
4.50%, 03/01/44	30	26,918
4.55%, 02/20/48	210	184,121
5.00%, 08/15/45	220	208,945
5.55%, 02/22/54	580	582,361
5.65%, 02/22/64	230	230,830
6.25%, 11/15/53	105	115,090
6.40%, 11/15/63	105	116,567
Cardinal Health Inc.
3.41%, 06/15/27	150	146,268
4.37%, 06/15/47	182	152,252
4.50%, 11/15/44	61	52,478
4.60%, 03/15/43	85	74,414
4.70%, 11/15/26	75	75,226
4.90%, 09/15/45	15	13,563
5.00%, 11/15/29	75	75,535
5.13%, 02/15/29	100	101,315
5.35%, 11/15/34	775	780,151
5.45%, 02/15/34	155	157,803
5.75%, 11/15/54	55	55,296
Cencora Inc.
3.45%, 12/15/27	495	480,158
4.25%, 03/01/45	227	190,991
4.30%, 12/15/47	314	263,406
4.63%, 12/15/27	30	30,047
4.85%, 12/15/29	75	75,348
5.13%, 02/15/34	400	399,865
5.15%, 02/15/35	35	34,878
CVS Health Corp.
3.25%, 08/15/29	80	74,624
3.63%, 04/01/27	40	39,186
3.75%, 04/01/30	120	113,204
4.13%, 04/01/40	105	85,952
4.25%, 04/01/50	328	250,626
4.30%, 03/25/28	668	657,896
4.78%, 03/25/38	1,052	954,275
4.88%, 07/20/35	327	308,569
5.05%, 03/25/48	911	789,933
5.13%, 07/20/45	440	388,773
5.25%, 02/21/33	235	232,894
5.30%, 12/05/43	185	168,677
5.63%, 02/21/53	350	324,640
5.88%, 06/01/53	365	351,181
6.00%, 06/01/63	260	249,293
6.13%, 09/15/39	170	174,362
6.25%, 06/01/27	60	61,905
Eli Lilly & Co.
2.50%, 09/15/60	135	75,921
3.10%, 05/15/27	200	195,419
3.38%, 03/15/29	10	9,648
3.70%, 03/01/45	155	126,390
3.95%, 03/15/49	75	61,249
Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 03/15/59	$460	$376,216
4.70%, 02/27/33	105	105,156
4.88%, 02/27/53	120	112,449
4.95%, 02/27/63	60	56,000
5.00%, 02/09/54	65	62,211
5.05%, 08/14/54	15	14,437
5.10%, 02/09/64	240	228,794
5.20%, 08/14/64	140	135,377
5.50%, 03/15/27	155	159,097
5.55%, 03/15/37	170	180,086
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	489	481,981
4.20%, 03/18/43	105	92,054
6.38%, 05/15/38	396	440,922
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	234	224,411
Johnson & Johnson
2.45%, 09/01/60	750	422,910
3.50%, 01/15/48	97	75,414
3.70%, 03/01/46	160	130,461
3.75%, 03/03/47	215	175,096
4.50%, 12/05/43	248	232,914
4.85%, 05/15/41	112	110,888
5.85%, 07/15/38	175	191,555
5.95%, 08/15/37	132	145,523
McKesson Corp.
4.25%, 09/15/29	75	74,084
5.10%, 07/15/33	490	497,385
Mead Johnson Nutrition Co.
4.60%, 06/01/44	172	155,169
5.90%, 11/01/39	228	242,790
Merck & Co. Inc.
1.70%, 06/10/27	75	70,975
1.90%, 12/10/28	45	41,186
2.15%, 12/10/31	100	85,745
2.45%, 06/24/50	35	21,055
2.75%, 12/10/51	350	221,296
2.90%, 12/10/61	565	338,157
3.60%, 09/15/42	95	76,492
3.70%, 02/10/45	390	312,536
3.90%, 03/07/39	190	166,212
4.00%, 03/07/49	331	269,692
4.15%, 05/18/43	345	297,986
4.50%, 05/17/33	300	295,022
5.00%, 05/17/53	55	51,920
5.15%, 05/17/63	255	241,466
6.50%, 12/01/33	236	265,007
6.55%, 09/15/37	77	87,909
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	112	120,465
5.95%, 12/01/28	285	300,600
Novartis Capital Corp.
2.75%, 08/14/50	215	141,867
3.80%, 09/18/29	175	171,016
4.00%, 09/18/31	175	170,216
4.00%, 11/20/45	85	72,115
4.20%, 09/18/34	175	166,922
4.70%, 09/18/54	125	114,442
Pfizer Inc.
2.70%, 05/28/50	195	123,402
4.00%, 12/15/36	15	13,743
4.00%, 03/15/49	205	165,982
Security	Par (000)	Value
Pharmaceuticals (continued)
4.10%, 09/15/38	$135	$121,193
4.13%, 12/15/46	55	45,908
4.20%, 09/15/48	320	268,204
7.20%, 03/15/39	155	185,317
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	270	270,374
4.75%, 05/19/33	785	777,148
5.30%, 05/19/53	640	620,553
5.34%, 05/19/63	855	815,800
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	173	170,007
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	355	239,937
3.38%, 07/09/60	230	152,063
5.00%, 11/26/28	125	126,477
5.80%, 07/05/64	225	225,511
Zoetis Inc.
2.00%, 05/15/30	250	219,243
3.00%, 09/12/27	1,155	1,114,829
3.90%, 08/20/28	336	329,306
3.95%, 09/12/47	345	279,529
4.45%, 08/20/48	181	156,713
4.70%, 02/01/43	260	239,072
5.60%, 11/16/32	850	891,438
		36,467,084
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	124	112,923
4.80%, 05/03/29	175	175,452
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	955	773,536
3.70%, 11/15/29	607	577,273
5.13%, 06/30/27	437	440,763
Cheniere Energy Inc.
4.63%, 10/15/28	1,340	1,323,953
5.65%, 04/15/34	950	966,408
Cheniere Energy Partners LP
3.25%, 01/31/32	165	145,274
4.00%, 03/01/31	195	183,471
5.95%, 06/30/33	161	167,001
Columbia Pipeline Group Inc., 5.80%, 06/01/45	105	103,761
Enbridge Energy Partners LP
7.38%, 10/15/45	70	80,974
Series B, 7.50%, 04/15/38	125	144,354
Enbridge Inc.
2.50%, 08/01/33	705	577,569
3.13%, 11/15/29	135	125,545
3.40%, 08/01/51	200	137,216
3.70%, 07/15/27	94	92,172
4.00%, 11/15/49	170	132,769
4.25%, 12/01/26	65	64,638
4.50%, 06/10/44	120	101,611
5.30%, 04/05/29	60	61,047
5.50%, 12/01/46	115	112,663
5.63%, 04/05/34	165	168,570
5.70%, 03/08/33	375	386,183
5.95%, 04/05/54	55	55,788
6.00%, 11/15/28	145	151,087
6.20%, 11/15/30	90	95,493
6.70%, 11/15/53	110	122,028
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	50	51,664
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	$10	$10,356
Energy Transfer LP
4.15%, 09/15/29	425	413,304
5.00%, 05/15/44	486	430,387
5.00%, 05/15/50	360	312,470
5.40%, 10/01/47	140	128,902
6.00%, 06/15/48	105	104,044
6.25%, 04/15/49	150	153,211
6.63%, 10/15/36	5	5,418
7.50%, 07/01/38	135	155,368
EnLink Midstream LLC
5.38%, 06/01/29	315	319,881
5.65%, 09/01/34	665	672,759
Enterprise Products Operating LLC
2.80%, 01/31/30	182	167,671
3.13%, 07/31/29	120	113,266
3.70%, 01/31/51	105	77,933
3.95%, 01/31/60	141	104,989
4.15%, 10/16/28	125	123,610
4.20%, 01/31/50	126	102,504
4.25%, 02/15/48	122	100,674
4.45%, 02/15/43	103	90,113
4.80%, 02/01/49	176	157,434
4.85%, 08/15/42	102	94,510
4.85%, 03/15/44	65	59,750
4.90%, 05/15/46	223	204,026
4.95%, 10/15/54	184	166,084
5.10%, 02/15/45	264	248,063
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	230	226,446
5.70%, 02/15/42	118	120,492
5.95%, 02/01/41	148	155,518
6.13%, 10/15/39	90	96,329
6.45%, 09/01/40	104	114,852
7.55%, 04/15/38	54	64,655
Series D, 6.88%, 03/01/33	65	72,952
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	165	162,625
Series H, 6.65%, 10/15/34	65	72,390
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	53	46,034
5.00%, 08/15/42	105	94,720
5.00%, 03/01/43	150	135,405
5.40%, 09/01/44	204	191,664
5.50%, 03/01/44	206	196,919
5.63%, 09/01/41	95	92,490
5.80%, 03/15/35	165	170,186
6.38%, 03/01/41	144	151,440
6.50%, 02/01/37	122	131,466
6.50%, 09/01/39	118	126,126
6.55%, 09/15/40	119	127,605
6.95%, 01/15/38	230	255,004
7.30%, 08/15/33	282	317,631
7.40%, 03/15/31	45	50,441
7.50%, 11/15/40	61	70,749
7.75%, 03/15/32	90	102,301
Kinder Morgan Inc.
3.25%, 08/01/50	62	40,801
3.60%, 02/15/51	85	59,505
4.30%, 03/01/28	467	463,027
4.80%, 02/01/33	175	169,725
Security	Par (000)	Value
Pipelines (continued)
5.00%, 02/01/29	$150	$151,009
5.05%, 02/15/46	60	53,621
5.10%, 08/01/29	140	141,720
5.20%, 06/01/33	585	581,223
5.20%, 03/01/48	224	203,621
5.30%, 12/01/34	540	535,957
5.40%, 02/01/34	280	281,289
5.45%, 08/01/52	10	9,353
5.55%, 06/01/45	296	283,191
5.95%, 08/01/54	85	85,005
7.75%, 01/15/32	132	151,176
7.80%, 08/01/31	50	57,186
MPLX LP
4.00%, 03/15/28	169	165,768
4.25%, 12/01/27	30	29,660
4.50%, 04/15/38	346	307,714
4.70%, 04/15/48	348	291,439
4.80%, 02/15/29	163	163,277
4.90%, 04/15/58	117	97,568
4.95%, 03/14/52	120	103,137
5.20%, 03/01/47	217	195,568
5.50%, 02/15/49	296	276,803
Northwest Pipeline LLC, 4.00%, 04/01/27	27	26,645
ONEOK Inc.
3.10%, 03/15/30	270	248,611
3.25%, 06/01/30	35	32,338
3.40%, 09/01/29	105	99,045
3.95%, 03/01/50	165	122,191
4.00%, 07/13/27	464	458,239
4.20%, 10/03/47	120	93,885
4.35%, 03/15/29	175	172,246
4.45%, 09/01/49	195	157,248
4.50%, 03/15/50	123	99,683
4.55%, 07/15/28	478	475,684
4.85%, 02/01/49	104	88,435
4.95%, 07/13/47	147	128,405
5.05%, 11/01/34	500	487,575
5.20%, 07/15/48	220	198,983
5.65%, 11/01/28	225	231,776
5.70%, 11/01/54	300	288,084
5.80%, 11/01/30	115	119,709
5.85%, 11/01/64	50	47,965
6.00%, 06/15/35	140	146,226
6.05%, 09/01/33	160	167,624
6.10%, 11/15/32	135	142,244
6.35%, 01/15/31	165	175,641
6.63%, 09/01/53	15	16,152
7.15%, 01/15/51	30	33,403
ONEOK Partners LP
6.13%, 02/01/41	136	139,898
6.20%, 09/15/43	136	139,601
6.65%, 10/01/36	260	281,623
6.85%, 10/15/37	190	208,755
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	217	205,162
4.70%, 06/15/44	32	27,469
4.90%, 02/15/45	25	21,965
5.15%, 06/01/42	140	127,773
6.65%, 01/15/37	62	66,831
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	267	263,570
Schedule of Investments
52

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.50%, 05/15/30	$281	$276,626
5.00%, 03/15/27	257	257,997
5.90%, 09/15/37	60	61,965
Spectra Energy Partners LP
3.38%, 10/15/26	30	29,440
4.50%, 03/15/45	159	133,463
5.95%, 09/25/43	287	289,004
Targa Resources Corp.
4.20%, 02/01/33	485	448,975
4.95%, 04/15/52	165	141,313
5.50%, 02/15/35	30	30,110
5.55%, 08/15/35	225	225,790
6.13%, 03/15/33	20	20,974
6.13%, 05/15/55	160	161,987
6.15%, 03/01/29	100	104,727
6.25%, 07/01/52	15	15,404
6.50%, 03/30/34	305	327,594
6.50%, 02/15/53	265	280,405
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	540	499,078
4.88%, 02/01/31	115	112,843
5.50%, 03/01/30	225	227,620
TC PipeLines LP, 3.90%, 05/25/27	145	142,673
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	62,666
7.00%, 10/15/28	120	128,361
7.63%, 04/01/37	65	76,084
Texas Eastern Transmission LP, 7.00%, 07/15/32	292	323,604
TransCanada PipeLines Ltd.
4.10%, 04/15/30	179	172,180
4.25%, 05/15/28	160	157,852
4.63%, 03/01/34	65	61,815
4.88%, 05/15/48	50	45,537
5.10%, 03/15/49	124	116,391
5.85%, 03/15/36	100	103,330
6.10%, 06/01/40	85	88,222
6.20%, 10/15/37	264	276,612
7.25%, 08/15/38	124	142,148
7.63%, 01/15/39	140	164,108
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	175	135,046
4.00%, 03/15/28	25	24,520
4.45%, 08/01/42	27	23,264
4.60%, 03/15/48	207	178,650
5.40%, 08/15/41	63	61,569
Valero Energy Partners LP, 4.50%, 03/15/28	215	214,228
Western Midstream Operating LP
4.05%, 02/01/30	175	166,662
5.25%, 02/01/50	220	193,841
5.30%, 03/01/48	65	57,231
5.45%, 11/15/34	130	128,399
5.45%, 04/01/44	115	104,906
5.50%, 08/15/48	115	103,118
6.15%, 04/01/33	550	570,024
6.35%, 01/15/29	30	31,359
Williams Companies Inc. (The)
3.75%, 06/15/27	152	149,073
4.85%, 03/01/48	230	201,687
4.90%, 01/15/45	92	82,629
5.10%, 09/15/45	236	216,524
Security	Par (000)	Value
Pipelines (continued)
5.15%, 03/15/34	$400	$396,311
5.40%, 03/04/44	183	176,226
5.60%, 03/15/35	125	127,892
5.65%, 03/15/33	65	66,814
5.75%, 06/24/44	40	39,911
5.80%, 11/15/43	66	66,120
5.80%, 11/15/54	70	70,127
6.00%, 03/15/55	45	46,299
6.30%, 04/15/40	240	254,573
8.75%, 03/15/32	78	93,528
Series A, 7.50%, 01/15/31	52	58,069
		35,878,878
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	75	75,720
Real Estate — 0.1%
CBRE Services Inc.
2.50%, 04/01/31(b)	1,055	913,112
4.88%, 03/01/26	1,058	1,058,352
5.50%, 04/01/29	25	25,627
5.95%, 08/15/34	255	266,769
		2,263,860
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	545	429,770
2.75%, 12/15/29	50	45,666
2.95%, 03/15/34	205	172,147
3.00%, 05/18/51	85	53,747
3.38%, 08/15/31	65	59,414
3.55%, 03/15/52	115	80,882
3.95%, 01/15/27	83	82,115
3.95%, 01/15/28	35	34,416
4.00%, 02/01/50	205	157,716
4.50%, 07/30/29	25	24,658
4.70%, 07/01/30	52	51,425
4.85%, 04/15/49	152	134,516
4.90%, 12/15/30	35	35,043
American Assets Trust LP
3.38%, 02/01/31	70	62,052
6.15%, 10/01/34	25	25,096
American Homes 4 Rent LP
4.25%, 02/15/28	24	23,672
4.90%, 02/15/29	53	53,201
American Tower Corp.
1.88%, 10/15/30	160	136,490
2.10%, 06/15/30	425	370,444
2.30%, 09/15/31	75	63,892
2.70%, 04/15/31	105	92,655
2.75%, 01/15/27	295	285,295
2.90%, 01/15/30	215	196,851
2.95%, 01/15/51	315	202,788
3.10%, 06/15/50	25	16,550
3.13%, 01/15/27	380	369,961
3.38%, 10/15/26	480	471,194
3.55%, 07/15/27	380	370,863
3.60%, 01/15/28	545	530,219
3.70%, 10/15/49	262	195,896
3.80%, 08/15/29	500	479,761
3.95%, 03/15/29	76	73,660
4.05%, 03/15/32(b)	200	188,674
5.00%, 01/31/30	25	25,203
53
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.20%, 02/15/29	$75	$76,070
5.25%, 07/15/28	90	91,620
5.40%, 01/31/35	125	126,545
5.45%, 02/15/34	95	97,040
5.50%, 03/15/28	90	92,056
5.55%, 07/15/33	290	297,287
5.90%, 11/15/33	90	94,396
AvalonBay Communities Inc.
2.30%, 03/01/30	82	73,528
3.30%, 06/01/29	70	66,488
3.90%, 10/15/46	39	31,612
4.35%, 04/15/48	117	101,061
5.00%, 02/15/33	345	346,160
Boston Properties LP
2.45%, 10/01/33	350	275,209
2.55%, 04/01/32	230	190,058
2.75%, 10/01/26	490	474,448
2.90%, 03/15/30	400	360,012
3.25%, 01/30/31	274	245,651
3.40%, 06/21/29	286	267,348
4.50%, 12/01/28	225	221,129
5.75%, 01/15/35	125	124,222
6.50%, 01/15/34	145	153,681
6.75%, 12/01/27	70	73,244
Brixmor Operating Partnership LP
3.90%, 03/15/27	90	88,488
4.05%, 07/01/30	304	291,363
4.13%, 06/15/26	40	39,719
4.13%, 05/15/29	40	38,852
Camden Property Trust
3.15%, 07/01/29	55	51,824
3.35%, 11/01/49	30	21,423
4.10%, 10/15/28	35	34,422
COPT Defense Properties LP
2.00%, 01/15/29	130	115,869
2.25%, 03/15/26	170	165,416
2.75%, 04/15/31	205	176,611
2.90%, 12/01/33	145	117,951
Cousins Properties LP, 5.88%, 10/01/34	170	173,301
Crown Castle Inc.
1.05%, 07/15/26	260	247,335
2.10%, 04/01/31	425	359,982
2.25%, 01/15/31	325	279,214
2.50%, 07/15/31	215	184,810
2.90%, 03/15/27	140	135,279
3.10%, 11/15/29	100	92,345
3.25%, 01/15/51	133	89,320
3.30%, 07/01/30	425	391,860
3.65%, 09/01/27	565	550,620
3.70%, 06/15/26	1,025	1,012,667
3.80%, 02/15/28	707	689,603
4.00%, 03/01/27	220	217,396
4.00%, 11/15/49	205	158,142
4.15%, 07/01/50	175	137,813
4.30%, 02/15/29	345	338,236
4.75%, 05/15/47	219	191,797
4.80%, 09/01/28	120	120,020
5.00%, 01/11/28	240	241,896
5.10%, 05/01/33	340	337,601
5.20%, 02/15/49	216	198,827
5.60%, 06/01/29	205	210,675
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.80%, 03/01/34	$145	$150,333
CubeSmart LP
3.00%, 02/15/30	30	27,499
4.38%, 02/15/29	5	4,921
Digital Realty Trust LP
3.60%, 07/01/29	1,094	1,047,084
3.70%, 08/15/27	1,149	1,124,684
4.45%, 07/15/28	1,552	1,540,332
5.55%, 01/15/28	205	209,744
DOC DR LLC, 3.95%, 01/15/28	40	39,208
EPR Properties
3.60%, 11/15/31	100	89,780
4.50%, 06/01/27	100	98,843
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	750	767,591
Equinix Inc.
2.15%, 07/15/30	655	573,295
2.50%, 05/15/31	170	148,012
2.90%, 11/18/26	785	763,495
2.95%, 09/15/51	180	114,440
3.00%, 07/15/50	92	59,596
3.20%, 11/18/29	778	725,572
3.40%, 02/15/52	110	76,539
ERP Operating LP
2.50%, 02/15/30	15	13,540
2.85%, 11/01/26	22	21,436
3.00%, 07/01/29	57	53,263
3.25%, 08/01/27	40	38,881
3.50%, 03/01/28	20	19,440
4.00%, 08/01/47	10	8,054
4.15%, 12/01/28	25	24,648
4.50%, 07/01/44	55	48,788
4.50%, 06/01/45	36	31,385
Essex Portfolio LP
3.00%, 01/15/30	30	27,572
4.00%, 03/01/29	60	58,397
Federal Realty OP LP
3.20%, 06/15/29	129	121,119
3.25%, 07/15/27	585	567,848
3.50%, 06/01/30	665	623,771
4.50%, 12/01/44	80	69,583
5.38%, 05/01/28	895	912,467
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	60	52,337
4.00%, 01/15/30	74	70,115
5.30%, 01/15/29	77	77,317
Healthcare Realty Holdings LP, 3.10%, 02/15/30	15	13,733
Healthpeak OP LLC
3.00%, 01/15/30	449	413,293
3.25%, 07/15/26	80	78,696
3.50%, 07/15/29	461	437,589
5.25%, 12/15/32	20	20,255
6.75%, 02/01/41	155	172,990
Highwoods Realty LP
3.05%, 02/15/30	140	125,629
4.20%, 04/15/29	40	38,515
7.65%, 02/01/34	50	56,259
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	190	176,722
Series I, 3.50%, 09/15/30	405	372,604
Series J, 2.90%, 12/15/31	55	47,956
Schedule of Investments
54

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP
2.50%, 11/15/32	$195	$154,028
3.05%, 02/15/30	360	320,195
4.25%, 08/15/29	275	261,929
4.75%, 12/15/28	300	294,730
Kimco Realty OP LLC
2.80%, 10/01/26	70	68,224
3.70%, 10/01/49	52	38,896
3.80%, 04/01/27	30	29,595
4.13%, 12/01/46	122	99,104
4.25%, 04/01/45	80	66,964
4.45%, 09/01/47	105	89,182
Mid-America Apartments LP
2.75%, 03/15/30	32	29,136
3.95%, 03/15/29	27	26,275
NNN REIT Inc.
2.50%, 04/15/30	15	13,361
3.10%, 04/15/50	50	32,539
4.30%, 10/15/28	45	44,430
4.80%, 10/15/48	45	39,244
Omega Healthcare Investors Inc.
3.25%, 04/15/33	260	222,657
3.38%, 02/01/31	120	108,420
3.63%, 10/01/29	157	147,191
Piedmont Operating Partnership LP, 3.15%, 08/15/30	160	139,542
Prologis LP
2.13%, 04/15/27	25	23,846
2.13%, 10/15/50	90	49,272
2.25%, 04/15/30	5	4,452
2.25%, 01/15/32	30	25,567
2.88%, 11/15/29	30	27,900
3.00%, 04/15/50	111	74,017
3.05%, 03/01/50	51	34,302
3.25%, 06/30/26	27	26,605
3.25%, 10/01/26	42	41,243
3.88%, 09/15/28	700	686,221
4.00%, 09/15/28	20	19,645
4.38%, 02/01/29	85	84,494
4.38%, 09/15/48	135	115,128
4.63%, 01/15/33	230	225,936
4.75%, 06/15/33	315	310,333
4.88%, 06/15/28	80	80,856
5.13%, 01/15/34	100	100,763
Realty Income Corp.
1.80%, 03/15/33	55	43,218
3.25%, 06/15/29	35	33,129
3.65%, 01/15/28	62	60,640
4.65%, 03/15/47	93	82,837
Regency Centers LP
2.95%, 09/15/29	160	149,005
3.60%, 02/01/27	85	83,494
4.13%, 03/15/28	77	75,954
4.40%, 02/01/47	70	59,556
4.65%, 03/15/49	85	74,331
Sabra Health Care LP
3.20%, 12/01/31	125	109,748
3.90%, 10/15/29	20	19,040
Simon Property Group LP
2.45%, 09/13/29	50	45,637
3.25%, 09/13/49	310	215,162
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 06/15/27	$135	$132,058
3.38%, 12/01/27	50	48,658
3.80%, 07/15/50	149	113,108
4.25%, 10/01/44	60	50,589
4.25%, 11/30/46(b)	32	27,130
5.50%, 03/08/33	170	175,043
6.75%, 02/01/40	54	61,606
Store Capital LLC, 4.63%, 03/15/29	24	23,536
UDR Inc.
3.00%, 08/15/31	110	98,198
3.20%, 01/15/30	45	41,884
3.50%, 01/15/28	30	29,021
4.40%, 01/26/29	50	49,310
Ventas Realty LP
3.00%, 01/15/30	95	87,612
3.25%, 10/15/26	65	63,633
4.00%, 03/01/28	45	44,199
4.38%, 02/01/45	86	72,675
4.40%, 01/15/29	287	283,234
4.75%, 11/15/30	130	129,186
4.88%, 04/15/49	139	124,371
5.70%, 09/30/43	128	128,429
VICI Properties LP
4.95%, 02/15/30	75	74,636
5.13%, 05/15/32	225	221,956
5.63%, 05/15/52	230	218,674
Welltower OP LLC
2.70%, 02/15/27	275	265,978
2.75%, 01/15/31	185	164,999
2.75%, 01/15/32	295	257,120
2.80%, 06/01/31	145	128,961
3.10%, 01/15/30	310	287,668
3.85%, 06/15/32	315	293,794
4.13%, 03/15/29	5	4,898
4.25%, 04/01/26	76	75,808
4.25%, 04/15/28	180	178,158
4.95%, 09/01/48	158	148,453
6.50%, 03/15/41	210	231,925
Weyerhaeuser Co.
4.00%, 11/15/29	514	497,439
4.00%, 04/15/30	162	155,766
6.95%, 10/01/27	220	232,517
7.38%, 03/15/32	340	384,374
WP Carey Inc., 3.85%, 07/15/29	60	57,923
		40,203,144
Retail — 0.6%
AutoNation Inc.
3.80%, 11/15/27	157	153,069
3.85%, 03/01/32	65	59,153
4.75%, 06/01/30	5	4,917
AutoZone Inc., 4.75%, 02/01/33	5	4,895
Best Buy Co. Inc.
1.95%, 10/01/30	1,970	1,687,761
4.45%, 10/01/28	1,746	1,737,155
Darden Restaurants Inc., 4.55%, 02/15/48	128	107,218
Dollar General Corp.
4.13%, 04/03/50	49	37,145
5.20%, 07/05/28	65	65,982
5.45%, 07/05/33(b)	35	35,257
Dollar Tree Inc., 3.38%, 12/01/51	75	48,964
Ferguson Enterprises Inc., 5.00%, 10/03/34	935	915,418
55
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The)
2.50%, 04/15/27	$382	$368,170
2.70%, 04/15/30	313	286,119
2.80%, 09/14/27	140	135,056
2.95%, 06/15/29	1,345	1,264,438
3.13%, 12/15/49	175	121,374
3.25%, 04/15/32	155	140,985
3.30%, 04/15/40	5	4,002
3.35%, 04/15/50	192	138,708
3.50%, 09/15/56	345	247,058
3.63%, 04/15/52	150	112,641
3.90%, 12/06/28	705	693,341
3.90%, 06/15/47	260	209,391
4.20%, 04/01/43	310	268,640
4.25%, 04/01/46	309	264,705
4.40%, 03/15/45	230	202,491
4.50%, 09/15/32	315	311,228
4.50%, 12/06/48	295	259,146
4.75%, 06/25/29	120	121,200
4.85%, 06/25/31	215	217,545
4.88%, 06/25/27	185	187,193
4.88%, 02/15/44	180	169,319
4.90%, 04/15/29	125	127,196
4.95%, 06/25/34	240	241,421
5.15%, 06/25/26	245	247,852
5.30%, 06/25/54	95	93,755
5.40%, 09/15/40	185	188,622
5.40%, 06/25/64	50	49,361
5.88%, 12/16/36	630	676,130
Lowe's Companies Inc.
1.70%, 10/15/30	55	46,853
2.50%, 04/15/26	114	111,611
2.63%, 04/01/31	150	132,924
3.00%, 10/15/50	158	101,525
3.10%, 05/03/27	215	208,921
3.65%, 04/05/29	10	9,638
3.70%, 04/15/46	280	213,637
3.75%, 04/01/32	150	139,563
4.05%, 05/03/47	365	292,450
4.25%, 04/01/52	165	132,732
4.38%, 09/15/45	199	169,969
4.45%, 04/01/62	350	280,289
4.50%, 04/15/30	100	99,296
4.55%, 04/05/49	300	254,899
4.65%, 04/15/42	105	94,695
4.80%, 04/01/26	55	55,214
5.00%, 04/15/33	55	55,087
5.00%, 04/15/40	114	108,791
5.13%, 04/15/50	166	154,073
5.15%, 07/01/33	185	187,084
5.50%, 10/15/35	98	101,423
5.63%, 04/15/53	75	74,235
5.80%, 09/15/62	195	195,584
5.85%, 04/01/63	20	20,138
6.50%, 03/15/29	190	203,968
McDonald's Corp.
3.63%, 05/01/43	88	69,546
3.63%, 09/01/49	102	76,434
3.70%, 02/15/42	70	56,397
3.80%, 04/01/28	80	78,431
4.20%, 04/01/50	197	160,677
Security	Par (000)	Value
Retail (continued)
4.45%, 03/01/47	$152	$131,336
4.45%, 09/01/48	211	181,118
4.60%, 05/26/45	110	98,044
4.70%, 12/09/35	169	164,510
4.88%, 07/15/40	95	90,047
4.88%, 12/09/45	230	211,572
4.95%, 08/14/33(b)	45	45,456
5.45%, 08/14/53(b)	75	74,112
5.70%, 02/01/39	10	10,454
6.30%, 10/15/37	77	84,535
6.30%, 03/01/38	75	82,380
O'Reilly Automotive Inc., 4.20%, 04/01/30	92	89,731
Starbucks Corp.
3.35%, 03/12/50	260	180,242
3.50%, 03/01/28	86	83,839
3.50%, 11/15/50	365	261,240
3.55%, 08/15/29	15	14,415
3.75%, 12/01/47	75	56,821
4.00%, 11/15/28	117	115,068
4.30%, 06/15/45	92	77,637
4.45%, 08/15/49	216	183,145
4.50%, 11/15/48	175	150,113
4.80%, 02/15/33	100	99,829
Target Corp.
2.35%, 02/15/30	35	31,612
2.65%, 09/15/30	220	199,791
2.95%, 01/15/52	180	118,158
3.38%, 04/15/29	160	153,658
3.63%, 04/15/46	266	207,607
3.90%, 11/15/47	190	153,869
4.00%, 07/01/42	196	168,593
4.40%, 01/15/33	215	209,327
4.80%, 01/15/53	185	170,272
6.50%, 10/15/37	205	231,294
7.00%, 01/15/38	205	240,944
TJX Companies Inc. (The)
2.25%, 09/15/26	30	29,112
4.50%, 04/15/50	86	77,246
Tractor Supply Co.
1.75%, 11/01/30	959	815,109
5.25%, 05/15/33	990	1,003,200
		22,385,541
Semiconductors — 1.1%
Analog Devices Inc., 5.30%, 12/15/45	25	24,904
Applied Materials Inc.
1.75%, 06/01/30	650	565,056
2.75%, 06/01/50	160	103,555
3.30%, 04/01/27	1,001	981,323
4.35%, 04/01/47	266	231,825
4.80%, 06/15/29	115	116,527
5.10%, 10/01/35	545	555,167
5.85%, 06/15/41	225	239,432
Broadcom Inc.
3.14%, 11/15/35(e)	405	337,491
3.19%, 11/15/36(e)	184	151,438
3.42%, 04/15/33(e)	569	508,098
3.47%, 04/15/34(e)	404	356,704
3.50%, 02/15/41(e)	288	229,191
3.75%, 02/15/51(e)	599	456,271
4.15%, 04/15/32(e)	175	166,507
4.30%, 11/15/32	35	33,533
Schedule of Investments
56

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.93%, 05/15/37(e)	$487	$472,713
5.00%, 04/15/30	240	243,221
Intel Corp.
1.60%, 08/12/28	1,330	1,196,436
2.00%, 08/12/31	10	8,349
2.45%, 11/15/29	695	624,120
2.60%, 05/19/26	541	528,753
3.05%, 08/12/51	160	97,304
3.10%, 02/15/60	247	140,368
3.15%, 05/11/27	445	430,579
3.20%, 08/12/61	115	66,931
3.25%, 11/15/49	315	202,418
3.73%, 12/08/47	284	201,293
3.75%, 03/25/27	448	439,663
3.90%, 03/25/30	112	106,792
4.00%, 08/05/29	5	4,820
4.00%, 12/15/32	271	249,414
4.10%, 05/19/46	249	189,558
4.10%, 05/11/47	160	121,149
4.15%, 08/05/32	210	195,968
4.25%, 12/15/42	135	108,013
4.60%, 03/25/40	20	17,466
4.75%, 03/25/50	283	233,553
4.80%, 10/01/41	200	173,863
4.88%, 02/10/28	335	336,531
4.90%, 07/29/45	137	117,759
4.90%, 08/05/52	145	121,825
4.95%, 03/25/60	170	141,554
5.00%, 02/21/31	100	100,157
5.05%, 08/05/62	105	87,760
5.13%, 02/10/30	360	362,801
5.15%, 02/21/34(b)	170	167,348
5.20%, 02/10/33	575	570,051
5.70%, 02/10/53	170	160,062
5.90%, 02/10/63	230	220,334
KLA Corp.
3.30%, 03/01/50	50	35,613
5.00%, 03/15/49	55	51,967
5.25%, 07/15/62	80	76,905
Lam Research Corp.
1.90%, 06/15/30	750	656,324
2.88%, 06/15/50	221	144,323
3.13%, 06/15/60	80	50,873
3.75%, 03/15/26	934	927,790
4.00%, 03/15/29	1,036	1,018,200
4.88%, 03/15/49	165	152,674
Marvell Technology Inc., 5.95%, 09/15/33	15	15,762
Micron Technology Inc.
2.70%, 04/15/32	90	77,134
3.48%, 11/01/51	230	159,294
4.19%, 02/15/27	235	233,310
4.66%, 02/15/30	5	4,935
5.33%, 02/06/29	10	10,147
5.88%, 02/09/33	135	140,597
5.88%, 09/15/33	60	62,689
NVIDIA Corp.
2.00%, 06/15/31	1,035	897,111
2.85%, 04/01/30	1,300	1,208,468
3.20%, 09/16/26	5,860	5,775,629
3.50%, 04/01/40	235	198,829
3.50%, 04/01/50	292	224,608
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26	$2,885	$2,897,155
5.55%, 12/01/28	510	521,494
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	205	177,689
2.65%, 02/15/32	405	347,559
3.13%, 02/15/42	35	25,538
3.15%, 05/01/27	140	135,748
3.25%, 05/11/41	90	67,570
3.25%, 11/30/51	119	79,373
3.40%, 05/01/30	310	288,901
3.88%, 06/18/26	695	689,053
4.30%, 06/18/29	480	469,791
4.40%, 06/01/27	595	592,800
5.00%, 01/15/33	380	376,761
Qorvo Inc., 4.38%, 10/15/29	225	215,249
Qualcomm Inc.
4.30%, 05/20/47	330	280,660
4.50%, 05/20/52	125	107,997
4.65%, 05/20/35	75	73,776
4.80%, 05/20/45	20	18,462
6.00%, 05/20/53	10	10,668
Skyworks Solutions Inc., 3.00%, 06/01/31	10	8,643
Texas Instruments Inc.
1.13%, 09/15/26	630	601,371
1.75%, 05/04/30	705	616,107
1.90%, 09/15/31	235	200,688
2.25%, 09/04/29	629	574,129
2.70%, 09/15/51	235	147,772
2.90%, 11/03/27	750	724,565
3.65%, 08/16/32	755	704,472
3.88%, 03/15/39	288	255,375
4.10%, 08/16/52	50	41,008
4.15%, 05/15/48	315	264,352
4.60%, 02/08/27	75	75,512
4.60%, 02/15/28	40	40,400
4.60%, 02/08/29	155	156,335
4.85%, 02/08/34	125	125,358
4.90%, 03/14/33	485	491,390
5.00%, 03/14/53	50	47,274
5.05%, 05/18/63	75	70,097
5.15%, 02/08/54	35	33,893
TSMC Arizona Corp.
1.75%, 10/25/26	260	248,777
2.50%, 10/25/31	1,450	1,276,369
3.25%, 10/25/51	225	169,566
3.88%, 04/22/27	435	430,264
4.25%, 04/22/32	380	373,454
4.50%, 04/22/52	235	222,260
		40,894,805
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	95	86,275
3.48%, 12/01/27	55	53,148
4.20%, 05/01/30	334	320,295
5.35%, 01/15/30	25	25,140
5.75%, 01/15/35	25	25,051
		509,909
57
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software — 1.0%
Adobe Inc.
2.15%, 02/01/27	$909	$874,758
2.30%, 02/01/30	2,710	2,453,359
4.80%, 04/04/29	130	132,168
4.85%, 04/04/27	85	86,026
4.95%, 04/04/34	125	126,172
5.30%, 01/17/35	50	51,707
Autodesk Inc.
2.40%, 12/15/31	960	823,718
2.85%, 01/15/30	555	510,157
3.50%, 06/15/27	1,578	1,541,975
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	740	647,517
2.90%, 12/01/29	765	703,869
3.40%, 06/27/26	1,570	1,544,392
Concentrix Corp., 6.85%, 08/02/33	30	31,189
Electronic Arts Inc., 2.95%, 02/15/51	735	474,303
Fidelity National Information Services Inc., 5.10%, 07/15/32	275	276,460
Fiserv Inc.
3.50%, 07/01/29	75	71,148
4.20%, 10/01/28	25	24,621
4.40%, 07/01/49	303	253,882
5.63%, 08/21/33	115	118,856
Intuit Inc.
1.35%, 07/15/27	95	88,776
1.65%, 07/15/30	135	116,329
5.20%, 09/15/33	605	619,675
5.50%, 09/15/53	90	91,032
Microsoft Corp.
2.40%, 08/08/26	4,214	4,114,567
2.53%, 06/01/50	145	92,365
2.68%, 06/01/60	45	27,353
2.92%, 03/17/52	745	508,262
3.04%, 03/17/62	50	32,944
3.30%, 02/06/27	3,099	3,052,304
3.40%, 06/15/27	10	9,853
3.45%, 08/08/36	685	614,008
3.50%, 02/12/35	790	732,085
3.50%, 11/15/42	50	41,769
3.95%, 08/08/56	40	33,021
4.00%, 02/12/55	115	95,927
4.10%, 02/06/37	300	285,634
4.20%, 11/03/35	285	279,406
Oracle Corp.
3.60%, 04/01/40	337	268,866
3.60%, 04/01/50	657	467,973
3.80%, 11/15/37	227	193,021
3.85%, 07/15/36	114	99,208
3.85%, 04/01/60	538	378,439
3.90%, 05/15/35	417	372,906
3.95%, 03/25/51	446	335,816
4.00%, 07/15/46	407	319,020
4.00%, 11/15/47	409	317,984
4.10%, 03/25/61	219	160,547
4.13%, 05/15/45	337	271,919
4.20%, 09/27/29	110	107,681
4.30%, 07/08/34	195	182,355
4.38%, 05/15/55	301	239,545
4.50%, 05/06/28	30	30,000
4.50%, 07/08/44	255	218,537
Security	Par (000)	Value
Software (continued)
4.70%, 09/27/34	$225	$216,312
4.90%, 02/06/33	270	266,347
5.38%, 07/15/40	307	299,022
5.38%, 09/27/54	320	300,577
5.50%, 09/27/64	310	289,018
5.55%, 02/06/53	295	282,679
6.13%, 07/08/39	304	321,050
6.25%, 11/09/32	260	278,410
6.50%, 04/15/38	276	300,866
6.90%, 11/09/52	110	124,734
Roper Technologies Inc., 2.95%, 09/15/29	130	120,910
Salesforce Inc.
2.90%, 07/15/51	170	111,751
3.70%, 04/11/28	4,705	4,627,000
ServiceNow Inc., 1.40%, 09/01/30	1,450	1,223,882
VMware LLC
3.90%, 08/21/27	920	902,767
4.65%, 05/15/27	240	240,476
4.70%, 05/15/30	593	587,698
Workday Inc.
3.50%, 04/01/27	435	426,084
3.70%, 04/01/29	440	423,780
3.80%, 04/01/32	705	653,649
		37,542,416
Telecommunications — 0.9%
America Movil SAB de CV
4.38%, 04/22/49	200	169,777
6.13%, 11/15/37	107	113,553
6.13%, 03/30/40	332	352,131
6.38%, 03/01/35	170	184,715
AT&T Inc.
3.30%, 02/01/52	335	227,418
3.50%, 06/01/41	305	239,351
3.50%, 09/15/53	994	694,420
3.50%, 02/01/61	195	129,431
3.55%, 09/15/55	1,021	707,714
3.65%, 06/01/51	524	379,656
3.65%, 09/15/59	793	548,518
3.80%, 12/01/57	830	596,328
3.85%, 06/01/60	335	239,240
4.30%, 02/15/30	155	152,183
4.30%, 12/15/42	75	64,307
4.35%, 06/15/45	145	122,361
4.50%, 05/15/35	494	467,051
4.50%, 03/09/48	142	120,147
4.55%, 03/09/49	221	189,184
4.65%, 06/01/44	85	74,866
4.75%, 05/15/46	310	275,957
4.85%, 03/01/39	210	199,098
4.85%, 07/15/45	120	108,013
4.90%, 08/15/37	153	146,998
5.15%, 03/15/42	172	161,957
5.15%, 11/15/46	30	28,282
5.15%, 02/15/50	45	41,847
5.25%, 03/01/37	387	385,457
5.35%, 09/01/40	14	13,782
5.40%, 02/15/34	230	235,034
5.45%, 03/01/47	110	106,839
5.55%, 08/15/41	55	54,902
5.65%, 02/15/47	50	50,552
5.70%, 03/01/57	151	148,121
Schedule of Investments
58

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.00%, 08/15/40	$150	$156,220
6.30%, 01/15/38	30	32,675
6.38%, 03/01/41	120	129,501
6.55%, 02/15/39	198	219,002
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 08/15/52	50	35,602
British Telecommunications PLC
5.13%, 12/04/28	730	738,346
9.63%, 12/15/30	1,052	1,289,097
Cisco Systems Inc.
2.50%, 09/20/26	497	484,643
4.55%, 02/24/28	75	75,390
4.75%, 02/24/30	75	75,788
4.80%, 02/26/27	105	106,107
4.85%, 02/26/29	100	101,403
4.95%, 02/26/31	75	76,369
4.95%, 02/24/32	75	75,993
5.05%, 02/26/34	180	182,736
5.10%, 02/24/35	100	101,649
5.30%, 02/26/54	150	150,038
5.35%, 02/26/64	15	14,812
5.50%, 01/15/40	420	434,320
5.50%, 02/24/55	80	82,060
5.90%, 02/15/39	267	288,217
Corning Inc.
3.90%, 11/15/49	42	32,595
4.38%, 11/15/57	136	110,540
5.35%, 11/15/48	104	100,485
5.75%, 08/15/40	88	90,191
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	10	11,709
Juniper Networks Inc., 5.95%, 03/15/41	169	170,503
Koninklijke KPN NV, 8.38%, 10/01/30	1,440	1,672,458
Motorola Solutions Inc.
2.30%, 11/15/30	145	126,688
4.60%, 02/23/28	213	212,960
4.60%, 05/23/29	60	59,575
5.50%, 09/01/44	70	68,669
5.60%, 06/01/32	170	175,636
Nokia OYJ, 4.38%, 06/12/27	1,570	1,551,983
Orange SA
5.38%, 01/13/42	90	88,233
5.50%, 02/06/44	125	124,861
9.00%, 03/01/31	980	1,185,185
Rogers Communications Inc.
3.70%, 11/15/49	220	156,286
3.80%, 03/15/32	45	41,039
4.30%, 02/15/48	155	123,791
4.35%, 05/01/49	245	194,910
4.50%, 03/15/42	45	38,710
4.50%, 03/15/43	107	91,348
4.55%, 03/15/52	95	77,267
5.00%, 03/15/44	210	189,784
5.45%, 10/01/43	105	100,479
7.50%, 08/15/38	227	261,694
Sprint Capital Corp., 8.75%, 03/15/32	20	24,162
Telefonica Emisiones SA
4.10%, 03/08/27	65	64,387
4.67%, 03/06/38	175	159,892
5.21%, 03/08/47	30	27,310
5.52%, 03/01/49	5	4,712
Security	Par (000)	Value
Telecommunications (continued)
7.05%, 06/20/36	$408	$456,718
Telefonica Europe BV, 8.25%, 09/15/30	310	356,481
TELUS Corp.
2.80%, 02/16/27	285	275,253
3.70%, 09/15/27	595	582,407
4.30%, 06/15/49	171	136,414
4.60%, 11/16/48	236	198,843
T-Mobile USA Inc.
3.00%, 02/15/41	150	110,463
3.30%, 02/15/51	335	228,309
3.40%, 10/15/52	350	240,923
3.60%, 11/15/60	560	384,727
3.88%, 04/15/30	255	244,169
4.38%, 04/15/40	284	252,499
4.50%, 04/15/50	585	494,428
5.65%, 01/15/53	320	317,476
5.80%, 09/15/62	215	215,224
Verizon Communications Inc.
2.36%, 03/15/32	25	21,180
2.55%, 03/21/31	196	172,386
2.88%, 11/20/50	155	99,139
2.99%, 10/30/56	651	401,095
3.00%, 11/20/60	681	414,953
3.55%, 03/22/51	580	426,010
3.70%, 03/22/61	672	476,771
3.85%, 11/01/42	376	306,326
4.13%, 08/15/46	184	150,353
4.27%, 01/15/36	70	64,622
4.40%, 11/01/34	556	527,806
4.50%, 08/10/33	499	480,806
4.52%, 09/15/48	235	203,434
4.67%, 03/15/55	255	219,434
4.75%, 11/01/41	159	146,539
4.81%, 03/15/39	322	303,968
4.86%, 08/21/46	648	594,802
5.01%, 04/15/49	165	157,556
5.01%, 08/21/54	430	394,049
5.05%, 05/09/33	110	110,826
5.25%, 03/16/37	715	718,122
5.50%, 03/16/47	197	197,109
5.85%, 09/15/35	165	173,799
6.55%, 09/15/43	115	128,912
7.75%, 12/01/30	155	177,546
Vodafone Group PLC
4.25%, 09/17/50	420	331,747
4.88%, 06/19/49	215	187,784
5.00%, 05/30/38	185	179,216
5.25%, 05/30/48	260	243,717
6.15%, 02/27/37	190	202,882
6.25%, 11/30/32	90	97,997
7.88%, 02/15/30	300	343,484
		33,065,904
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	249	241,681
3.55%, 11/19/26	924	906,149
3.90%, 11/19/29	776	740,024
6.05%, 05/14/34	140	143,890
6.35%, 03/15/40	45	46,740
		2,078,484
59
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	$30	$19,395
3.05%, 02/15/51	152	103,041
3.30%, 09/15/51	20	14,200
3.55%, 02/15/50	78	58,609
3.90%, 08/01/46	87	70,625
4.05%, 06/15/48	177	145,782
4.13%, 06/15/47	142	119,223
4.15%, 12/15/48	178	148,382
4.70%, 09/01/45	40	36,653
4.90%, 04/01/44	105	99,326
5.15%, 09/01/43	92	90,651
5.40%, 06/01/41	75	75,578
5.75%, 05/01/40	60	63,326
Canadian National Railway Co.
2.45%, 05/01/50	500	301,676
3.20%, 08/02/46	179	130,102
3.65%, 02/03/48	137	106,763
3.85%, 08/05/32	50	46,889
4.38%, 09/18/34	125	119,890
4.40%, 08/05/52	105	91,271
4.45%, 01/20/49	160	140,879
5.85%, 11/01/33	65	69,412
6.20%, 06/01/36	150	164,529
6.25%, 08/01/34	40	44,157
6.38%, 11/15/37	91	101,520
Canadian Pacific Railway Co.
3.10%, 12/02/51	460	310,335
4.20%, 11/15/69	25	19,193
4.80%, 09/15/35	75	73,723
5.95%, 05/15/37	85	90,086
6.13%, 09/15/2115	485	515,392
7.13%, 10/15/31	110	124,084
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,950	1,920,183
CSX Corp.
2.40%, 02/15/30	119	107,375
2.50%, 05/15/51	45	26,926
3.35%, 09/15/49	185	132,619
3.80%, 11/01/46	199	158,353
3.80%, 04/15/50	115	89,829
3.95%, 05/01/50	138	110,794
4.10%, 11/15/32	50	47,736
4.10%, 03/15/44	74	62,761
4.25%, 11/01/66	65	51,195
4.30%, 03/01/48	220	187,209
4.40%, 03/01/43	78	69,629
4.50%, 03/15/49	143	125,737
4.50%, 11/15/52	25	21,735
4.50%, 08/01/54	160	139,029
4.65%, 03/01/68	43	36,538
4.75%, 05/30/42	130	121,067
4.75%, 11/15/48	138	125,737
5.50%, 04/15/41	165	168,281
6.00%, 10/01/36	117	126,274
6.15%, 05/01/37	94	102,092
6.22%, 04/30/40	130	142,224
FedEx Corp., 4.75%, 11/15/45	243	212,828
Norfolk Southern Corp.
2.55%, 11/01/29	47	43,040
2.90%, 08/25/51	181	115,771
3.16%, 05/15/55	170	111,134
Security	Par (000)	Value
Transportation (continued)
3.40%, 11/01/49	$101	$72,622
3.94%, 11/01/47	240	191,066
3.95%, 10/01/42	157	130,064
4.05%, 08/15/52	239	189,479
4.10%, 05/15/49	85	68,718
4.10%, 05/15/2121	85	61,410
4.15%, 02/28/48	239	197,419
4.45%, 03/01/33	50	48,489
4.55%, 06/01/53	40	34,547
4.65%, 01/15/46	180	160,972
4.84%, 10/01/41	260	243,277
5.05%, 08/01/30	175	178,035
5.10%, 12/31/49	30	26,861
Ryder System Inc.
1.75%, 09/01/26	145	139,099
2.85%, 03/01/27	45	43,473
2.90%, 12/01/26	40	38,832
4.30%, 06/15/27	85	84,338
4.90%, 12/01/29	35	35,181
4.95%, 09/01/29	65	65,417
5.00%, 03/15/30	40	40,342
5.25%, 06/01/28	895	910,976
5.30%, 03/15/27	75	76,008
5.38%, 03/15/29	235	240,619
5.50%, 06/01/29	320	329,142
5.65%, 03/01/28	175	179,926
6.30%, 12/01/28	210	221,535
6.60%, 12/01/33(b)	555	606,666
Union Pacific Corp.
2.97%, 09/16/62	85	51,008
3.25%, 02/05/50	305	215,392
3.35%, 08/15/46	74	54,905
3.38%, 02/01/35	100	88,714
3.50%, 02/14/53	60	43,654
3.55%, 08/15/39	5	4,184
3.55%, 05/20/61	110	76,821
3.60%, 09/15/37	75	64,703
3.75%, 02/05/70	167	116,872
3.80%, 10/01/51	254	196,299
3.80%, 04/06/71	300	212,720
3.84%, 03/20/60	342	253,793
3.85%, 02/14/72	150	107,963
3.88%, 02/01/55	200	154,205
3.95%, 08/15/59	165	125,398
4.00%, 04/15/47	105	86,046
4.05%, 11/15/45	104	86,563
4.05%, 03/01/46	177	147,169
4.10%, 09/15/67	225	171,153
4.30%, 03/01/49	200	170,911
4.50%, 09/10/48	55	48,218
4.95%, 05/15/53	70	65,557
5.10%, 02/20/35	175	177,322
5.60%, 12/01/54	175	179,317
United Parcel Service Inc.
3.40%, 09/01/49	230	166,899
3.63%, 10/01/42	215	172,137
3.75%, 11/15/47	255	199,792
4.25%, 03/15/49	115	96,481
4.88%, 11/15/40	310	298,498
5.30%, 04/01/50	218	212,941
Schedule of Investments
60

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.20%, 01/15/38	$486	$532,461
		17,243,397
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	200	129,495
3.25%, 09/15/26	185	181,323
3.50%, 03/15/28	130	125,651
3.50%, 06/01/32	185	167,119
3.85%, 03/30/27	160	157,444
4.00%, 06/30/30	65	62,486
4.55%, 11/07/28	164	163,553
4.70%, 04/01/29	85	84,616
4.90%, 03/15/33	95	93,824
5.20%, 03/15/44	87	82,228
5.40%, 03/15/27	25	25,321
5.45%, 09/15/33	110	112,083
5.50%, 06/15/35	25	25,332
6.05%, 03/15/34	340	359,806
6.05%, 06/05/54	50	51,356
6.90%, 05/01/34	240	268,361
		2,089,998
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	139	126,885
3.25%, 06/01/51	25	17,173
3.45%, 06/01/29	217	207,118
3.45%, 05/01/50	250	179,414
3.75%, 09/01/47	72	55,299
4.00%, 12/01/46	91	72,543
4.15%, 06/01/49	218	176,573
4.20%, 09/01/48	151	123,784
4.30%, 12/01/42	50	43,683
4.30%, 09/01/45	45	38,245
5.45%, 03/01/54	80	78,419
6.59%, 10/15/37	80	90,064
Essential Utilities Inc.
2.70%, 04/15/30	157	142,054
3.35%, 04/15/50	258	176,120
3.57%, 05/01/29	160	152,181
4.28%, 05/01/49	273	220,033
4.80%, 08/15/27	25	25,132
5.30%, 05/01/52	145	135,965
5.38%, 01/15/34	25	25,239
United Utilities PLC, 6.88%, 08/15/28	40	42,438
		2,128,362
Total Corporate Bonds & Notes — 24.8% (Cost: $1,005,368,462)		960,040,391
Foreign Government Obligations
Canada — 0.6%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	170	198,534
Series HK, 9.38%, 04/15/30	1,515	1,843,381
Series HQ, 9.50%, 11/15/30	1,170	1,452,838
Province of Alberta Canada
1.30%, 07/22/30	46	39,377
3.30%, 03/15/28	564	549,829
4.50%, 01/24/34	800	794,677
Security	Par (000)	Value
Canada (continued)
Province of British Columbia Canada
1.30%, 01/29/31	$2,040	$1,717,512
4.20%, 07/06/33	2,575	2,513,175
4.75%, 06/12/34	620	626,333
4.80%, 11/15/28	1,235	1,258,297
7.25%, 09/01/36	240	291,667
Province of Manitoba Canada
1.50%, 10/25/28	315	286,335
4.30%, 07/27/33	980	961,535
4.90%, 05/31/34	505	515,618
Province of Ontario Canada
1.13%, 10/07/30	890	750,102
1.60%, 02/25/31	1,380	1,181,478
1.80%, 10/14/31	1,740	1,481,212
2.13%, 01/21/32	1,735	1,500,341
5.05%, 04/24/34	640	661,141
Province of Quebec Canada
1.35%, 05/28/30	1,160	1,000,868
1.90%, 04/21/31	1,895	1,645,061
2.75%, 04/12/27	95	92,174
3.63%, 04/13/28	1,055	1,037,565
4.50%, 09/08/33	1,035	1,031,872
Series PD, 7.50%, 09/15/29	379	428,611
		23,859,533
Chile — 0.0%
Chile Government International Bonds
2.55%, 07/27/33	270	223,285
3.10%, 05/07/41	330	244,703
3.10%, 01/22/61	445	274,452
3.25%, 09/21/71	325	200,701
3.50%, 01/31/34	240	211,699
3.50%, 01/25/50	402	289,563
3.86%, 06/21/47	290	224,988
4.00%, 01/31/52	5	3,885
4.34%, 03/07/42	5	4,338
4.95%, 01/05/36	250	242,608
5.33%, 01/05/54	40	38,153
		1,958,375
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	262	304,297
Indonesia — 0.1%
Indonesia Government International Bonds
3.05%, 03/12/51	225	151,634
3.20%, 09/23/61	280	180,049
3.35%, 03/12/71	130	84,265
3.50%, 01/11/28	107	103,703
3.50%, 02/14/50	220	162,602
3.70%, 10/30/49	100	76,446
4.10%, 04/24/28	405	398,400
4.20%, 10/15/50	110	91,694
4.30%, 03/31/52	35	29,214
4.35%, 01/11/48	160	137,351
4.45%, 04/15/70	482	397,490
5.10%, 02/10/54	35	32,998
5.15%, 09/10/54	10	9,478
5.35%, 02/11/49	145	144,289
5.45%, 09/20/52	60	59,450
61
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
5.65%, 01/11/53(b)	$525	$532,781
		2,591,844
Israel — 0.0%
Israel Government International Bonds
3.88%, 07/03/50	460	337,283
4.13%, 01/17/48	320	249,215
4.50%, 01/17/33	255	240,899
4.50%, 01/30/43	105	90,242
4.50%,	200	146,045
5.75%, 03/12/54	630	596,588
State of Israel, 3.38%, 01/15/50	170	115,114
		1,775,386
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	1,075	993,404
3.88%, 05/06/51	550	389,293
4.00%, 10/17/49	497	370,218
5.38%, 06/15/33	941	966,978
		2,719,893
Mexico — 0.2%
Mexico Government International Bonds
3.50%, 02/12/34	160	131,767
3.77%, 05/24/61	380	228,237
4.28%, 08/14/41	265	203,107
4.35%, 01/15/47	222	161,899
4.40%, 02/12/52	325	230,795
4.50%, 04/22/29	755	731,395
4.50%, 01/31/50	397	292,774
4.60%, 01/23/46	367	278,303
4.60%, 02/10/48	337	252,692
4.75%, 03/08/44	546	431,063
4.88%, 05/19/33	30	27,693
5.00%, 04/27/51	300	235,701
5.55%, 01/21/45(b)	395	353,604
5.75%, 10/12/2110	394	315,464
6.00%, 05/07/36	265	257,973
6.05%, 01/11/40	488	464,363
6.34%, 05/04/53	385	357,433
6.35%, 02/09/35	320	322,416
6.40%, 05/07/54	220	205,888
6.75%, 09/27/34	431	453,750
6.88%, 05/13/37	550	567,662
7.38%, 05/13/55	300	314,583
7.50%, 04/08/33	590	649,497
8.30%, 08/15/31	370	431,335
		7,899,394
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	425	310,278
3.87%, 07/23/60	535	297,625
4.30%, 04/29/53	300	189,138
4.50%, 05/15/47	65	44,002
4.50%, 04/16/50	305	200,020
4.50%, 04/01/56	260	164,159
4.50%, 01/19/63	285	176,743
6.40%, 02/14/35	155	146,783
6.70%, 01/26/36	617	596,161
6.85%, 03/28/54	10	8,963
6.88%, 01/31/36	85	82,535
8.00%, 03/01/38	5	5,231
Security	Par (000)	Value
Panama (continued)
9.38%, 04/01/29	$30	$33,314
		2,254,952
Peru — 0.1%
Peru Government International Bonds
2.78%, 12/01/60	490	274,645
3.00%, 01/15/34	250	207,077
3.23%,	245	136,068
3.30%, 03/11/41	65	48,695
3.55%, 03/10/51	165	116,518
3.60%, 01/15/72	170	108,507
5.63%, 11/18/50	402	388,833
5.88%, 08/08/54	200	197,431
6.55%, 03/14/37	416	445,172
8.75%, 11/21/33	532	645,852
		2,568,798
Philippines — 0.1%
Philippines Government International Bonds
2.65%, 12/10/45	10	6,496
2.95%, 05/05/45	205	141,381
3.20%, 07/06/46	310	220,450
3.70%, 03/01/41	347	282,126
3.70%, 02/02/42	287	231,469
3.95%, 01/20/40	172	146,322
5.00%, 01/13/37	262	256,876
5.50%, 01/17/48	165	164,988
5.60%, 05/14/49	10	10,079
5.95%, 10/13/47	75	78,759
6.38%, 01/15/32	175	188,396
6.38%, 10/23/34	347	377,107
7.75%, 01/14/31	220	252,262
		2,356,711
Poland — 0.0%
Republic of Poland Government International Bonds
4.88%, 10/04/33	405	398,235
5.13%, 09/18/34	155	154,311
5.50%, 04/04/53	420	405,736
5.50%, 03/18/54	435	419,592
5.75%, 11/16/32	175	182,747
		1,560,621
South Korea — 0.0%
Korea International Bonds
3.88%, 09/20/48	363	310,075
4.13%, 06/10/44	540	486,919
		796,994
Supranational — 2.0%
African Development Bank, 5.75%, , (5-year CMT + 1.575%)(a)(f)	250	241,521
Asian Development Bank, 6.22%, 08/15/27	912	950,810
Council of Europe Development Bank
0.88%, 09/22/26	2,845	2,709,171
3.63%, 01/26/28	975	963,187
4.13%, 01/24/29	2,060	2,061,133
4.50%, 01/15/30	125	127,136
European Investment Bank
1.25%, 02/14/31	10	8,491
2.38%, 05/24/27	1,310	1,263,426
3.75%, 02/14/33	750	726,623
4.13%, 02/13/34	1,575	1,553,335
4.50%, 03/14/30	140	142,437
Schedule of Investments
62

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.63%, 02/12/35	$845	$864,775
4.88%, 02/15/36	1,473	1,546,950
Inter-American Development Bank
0.63%, 09/16/27	1,399	1,284,915
0.88%, 04/20/26	2,930	2,826,646
1.13%, 07/20/28	2,248	2,041,616
1.13%, 01/13/31	2,140	1,803,510
1.50%, 01/13/27	1,065	1,016,199
2.00%, 06/02/26	815	794,172
2.00%, 07/23/26	730	709,671
2.25%, 06/18/29	2,075	1,924,621
2.38%, 07/07/27	1,557	1,499,161
3.13%, 09/18/28	1,140	1,104,843
3.20%, 08/07/42	690	568,533
3.50%, 09/14/29	865	844,192
3.50%, 04/12/33	285	270,132
3.88%, 10/28/41	880	797,511
4.38%, 01/24/44	670	641,468
4.50%, 02/15/30	125	127,141
4.50%, 09/13/33	60	60,845
International Bank for Reconstruction & Development
0.75%, 11/24/27	3,705	3,393,507
0.75%, 08/26/30	3,385	2,828,400
0.85%, 02/10/27	150	138,957
0.88%, 07/15/26	215	205,947
0.88%, 05/14/30	2,440	2,073,047
1.13%, 09/13/28	1,785	1,614,002
1.25%, 02/10/31	1,210	1,024,816
1.38%, 04/20/28	3,490	3,217,453
1.63%, 11/03/31	2,725	2,318,644
1.75%, 10/23/29	3,237	2,919,439
1.88%, 10/27/26	3,699	3,570,955
2.50%, 11/22/27	4,820	4,631,439
2.50%, 03/29/32	1,305	1,168,003
3.13%, 06/15/27	1,645	1,612,119
3.50%, 07/12/28	1,050	1,031,395
3.63%, 09/21/29	610	598,131
3.88%, 10/16/29	250	247,644
3.88%, 02/14/30	1,385	1,370,300
3.88%, 08/28/34	1,455	1,404,406
4.63%, 08/01/28(b)	610	620,793
4.63%, 01/15/32	195	199,469
4.75%, 11/14/33	2,500	2,578,660
4.75%, 02/15/35	1,334	1,375,898
Series GDIF, 5.75%, 05/02/34	1,455	1,468,064
International Finance Corp.
0.75%, 10/08/26	1,550	1,471,287
0.75%, 08/27/30	1,285	1,074,792
2.13%, 04/07/26	735	719,184
4.50%, 07/13/28	5	5,070
Nordic Investment Bank
3.38%, 09/08/27	855	841,364
4.25%, 02/28/29	410	411,851
		77,609,207
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	200	185,010
Uruguay Government International Bonds
4.13%, 11/20/45	270	231,016
4.98%, 04/20/55	559	505,783
5.10%, 06/18/50	762	714,066
Security	Par (000)	Value
Uruguay (continued)
5.75%, 10/28/34	$160	$166,061
7.63%, 03/21/36	513	607,563
		2,409,499
Total Foreign Government Obligations — 3.4% (Cost: $136,986,262)		130,665,504
Municipal Debt Obligations
California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	42,478
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	90	89,530
Total Municipal Debt Obligations — 0.0% (Cost: $133,636)		132,008
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 25.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	67	64,347
3.00%, 05/01/29	1,849	1,815,487
3.00%, 03/01/46	308	275,197
3.00%, 09/01/46	287	261,424
3.00%, 12/01/46	379	339,024
3.50%, 05/01/33	15	14,434
3.50%, 06/01/34	10	10,075
3.50%, 03/01/38	24	23,120
3.50%, 10/01/42	9	8,008
3.50%, 10/01/44	9	8,792
3.50%, 07/01/47	12	11,005
3.50%, 09/01/47	11	10,530
3.50%, 02/01/48	6	5,390
3.50%, 03/01/48	5	4,231
4.00%, 09/01/45	5	4,406
4.00%, 01/01/48	308	293,901
4.00%, 02/01/48	4	3,528
4.00%, 01/01/49	6	6,255
4.50%, 10/01/48	12	12,272
4.50%, 01/01/49	2	2,231
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.58%, 05/25/32	2,000	1,766,756
Series K062, Class A2, 3.41%, 12/25/26	100	98,373
Series K077, Class A2, 3.85%, 05/25/28(a)	2,000	1,972,032
Series K100, Class A2, 2.67%, 09/25/29	1,000	931,686
Series K101, Class A2, 2.52%, 10/25/29	300	277,439
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,650,784
Series K120, Class A2, 1.50%, 10/25/30	3,000	2,569,930
Series K735, Class A2, 2.86%, 05/25/26	2,404	2,363,948
Series K739, Class A2, 1.34%, 09/25/27	900	842,491
Federal National Mortgage Association-ACES
Series 2017-M11, Class A2, 2.98%, 08/25/29	130	122,931
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,437	1,400,344
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	600	509,957
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	853,284
Government National Mortgage Association
1.50%, 10/20/51	216	168,168
2.00%, 07/20/50	66	54,679
2.00%, 08/20/50	3,041	2,502,363
63
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 09/20/50	$3,649	$3,002,507
2.00%, 11/20/50	1,514	1,244,352
2.00%, 12/20/50	1,562	1,283,301
2.00%, 01/20/51	2,663	2,188,590
2.00%, 02/20/51	3,580	2,942,748
2.00%, 08/20/51	3,760	3,094,247
2.00%, 11/20/51	792	650,683
2.00%, 12/20/51	2,938	2,414,182
2.00%, 01/20/52	9,496	7,802,978
2.00%, 02/20/52	3,117	2,561,231
2.00%, 03/20/52	1,267	1,040,945
2.00%, 04/20/52	3,682	3,026,012
2.00%, 03/15/55(g)	8,800	7,226,670
2.50%, 12/20/46	96	83,286
2.50%, 06/20/50	3,452	2,968,085
2.50%, 08/20/50	290	247,713
2.50%, 09/20/50	412	352,181
2.50%, 01/20/51	1,076	923,520
2.50%, 02/20/51	6,369	5,467,359
2.50%, 05/20/51	761	653,940
2.50%, 07/20/51	2,559	2,195,978
2.50%, 08/20/51	6,688	5,738,114
2.50%, 11/20/51	2,712	2,325,944
2.50%, 01/20/52	1,470	1,260,506
2.50%, 02/20/52	1,993	1,709,053
2.50%, 03/20/52	3,426	2,937,854
2.50%, 04/20/52	2,945	2,525,833
2.50%, 05/20/52	1,836	1,574,756
2.50%, 07/20/52	596	510,961
2.50%, 08/20/52	1,421	1,218,703
2.50%, 09/20/52	966	828,454
2.50%, 03/20/55(g)	6,000	5,141,735
3.00%, 07/20/45	48	43,134
3.00%, 11/20/45	222	201,336
3.00%, 12/20/45	39	34,895
3.00%, 01/20/46	20	18,162
3.00%, 03/20/46	351	318,226
3.00%, 04/20/46	9	8,403
3.00%, 05/20/46	24	21,527
3.00%, 08/20/46	290	262,535
3.00%, 09/20/46	695	627,922
3.00%, 11/20/46	18	16,237
3.00%, 02/15/47	22	19,566
3.00%, 03/20/47	7	6,570
3.00%, 06/20/47	23	20,574
3.00%, 10/20/47	410	369,641
3.00%, 02/20/48	16	14,093
3.00%, 04/20/49	736	663,130
3.00%, 10/15/49	122	108,285
3.00%, 01/20/50	759	680,680
3.00%, 02/20/50	159	141,764
3.00%, 07/20/50	1,354	1,211,396
3.00%, 08/20/50	235	210,564
3.00%, 12/20/50	1,024	915,678
3.00%, 08/20/51	1,976	1,760,914
3.00%, 09/20/51	1,463	1,303,842
3.00%, 10/20/51	2,772	2,470,861
3.00%, 11/20/51	1,247	1,112,525
3.00%, 12/20/51	1,566	1,395,863
3.00%, 02/20/52	2,266	2,020,559
3.00%, 03/20/52	2,382	2,104,014
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/20/52	$2,909	$2,591,481
3.00%, 07/20/52	803	715,890
3.00%, 09/20/52	509	453,852
3.00%, 03/15/55(g)	8,838	7,862,368
3.50%, 09/20/42	30	27,770
3.50%, 12/20/42	27	24,949
3.50%, 09/20/45	2,266	2,111,022
3.50%, 11/20/46	7	6,488
3.50%, 01/20/47	7	6,220
3.50%, 06/20/47	6	5,469
3.50%, 08/20/47	103	95,339
3.50%, 09/20/47	4,006	3,719,084
3.50%, 11/20/47	26	23,886
3.50%, 02/20/48	14	12,702
3.50%, 08/20/48	25	23,255
3.50%, 01/20/49	11	10,212
3.50%, 03/20/49	1,128	1,047,156
3.50%, 09/20/49	765	708,563
3.50%, 10/20/49	540	500,355
3.50%, 12/20/49	217	201,011
3.50%, 01/20/50	500	462,813
3.50%, 03/20/50	341	315,977
3.50%, 08/20/50	165	153,289
3.50%, 01/20/52	2,260	2,083,284
3.50%, 02/20/52	495	456,314
3.50%, 10/20/52	1,284	1,183,016
3.50%, 05/20/53	1,395	1,292,148
3.50%, 03/15/55(g)	9,224	8,463,302
4.00%, 04/20/47	51	48,729
4.00%, 07/20/47	58	55,385
4.00%, 11/20/47	12	11,446
4.00%, 04/20/48	2	2,201
4.00%, 05/15/48	4	3,349
4.00%, 05/20/48	9	8,424
4.00%, 08/20/48	19	18,317
4.00%, 09/20/48	50	47,614
4.00%, 11/20/48	562	536,736
4.00%, 12/20/48	998	951,999
4.00%, 02/20/49	689	658,772
4.00%, 01/20/50	2,023	1,928,231
4.00%, 02/20/50	1,660	1,582,772
4.00%, 07/20/52	237	223,778
4.00%, 09/20/52	2,588	2,446,731
4.00%, 12/20/52	640	605,410
4.00%, 03/15/55(g)	6,956	6,554,639
4.50%, 07/20/41	787	780,906
4.50%, 06/20/48	17	17,070
4.50%, 08/20/48	3	2,824
4.50%, 09/20/48	211	206,996
4.50%, 10/20/48	105	103,224
4.50%, 12/20/48	41	40,529
4.50%, 01/20/49	155	151,562
4.50%, 03/20/49	1,200	1,176,187
4.50%, 06/20/49	29	28,446
4.50%, 07/20/49	12	11,859
4.50%, 08/20/49	3	2,988
4.50%, 07/20/52	839	813,665
4.50%, 08/20/52	3,755	3,640,260
4.50%, 04/20/53	3,123	3,022,901
4.50%, 06/20/53	1,621	1,569,343
4.50%, 10/20/54	1,756	1,696,064
Schedule of Investments
64

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/15/55(g)	$3,950	$3,811,349
5.00%, 04/20/48	5	5,364
5.00%, 05/20/48	2	2,364
5.00%, 11/20/48	2	1,761
5.00%, 12/20/48	4	3,760
5.00%, 01/20/49	19	19,096
5.00%, 06/20/49	270	271,158
5.00%, 07/20/52	210	207,737
5.00%, 09/20/52	1,535	1,521,747
5.00%, 04/20/53	2,261	2,238,780
5.00%, 07/20/53	3,876	3,837,873
5.00%, 09/20/54	570	562,778
5.00%, 11/20/54	2,944	2,906,386
5.00%, 12/20/54	4,777	4,716,467
5.00%, 03/15/55(g)	10,752	10,617,199
5.50%, 12/20/52	2,280	2,297,935
5.50%, 01/20/53	96	97,001
5.50%, 03/20/53	2,066	2,079,116
5.50%, 04/20/53	2,246	2,262,805
5.50%, 06/20/53	508	511,115
5.50%, 07/20/53	606	611,187
5.50%, 08/20/54	2,683	2,691,413
5.50%, 11/20/54	2,744	2,752,988
5.50%, 03/15/55(g)	12,350	12,380,393
6.00%, 09/20/53	1,167	1,189,142
6.00%, 10/20/53	1,776	1,810,304
6.00%, 06/20/54	1,279	1,297,829
6.00%, 07/20/54	2,288	2,320,897
6.00%, 08/20/54	1,978	2,006,324
6.00%, 09/20/54	1,817	1,843,559
6.00%, 01/20/55	1,546	1,567,127
6.00%, 03/15/55(g)	8,300	8,412,032
6.50%, 07/20/54	2,737	2,791,549
6.50%, 08/20/54	2,830	2,888,959
6.50%, 02/20/55	1,160	1,188,008
6.50%, 03/15/55(g)	2,141	2,184,177
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	404	356,596
1.50%, 10/01/36	340	299,906
1.50%, 11/01/36	223	198,036
1.50%, 02/01/37	2,253	1,981,193
1.50%, 03/01/37	3,208	2,816,848
1.50%, 04/01/37	536	470,880
1.50%, 08/01/37	302	265,246
1.50%, 03/15/40(g)	4,631	4,066,048
1.50%, 11/01/50	409	312,030
1.50%, 02/01/51	3,143	2,396,434
1.50%, 04/01/51	1,093	833,564
1.50%, 05/01/51	2,089	1,592,191
1.50%, 07/01/51	4,190	3,194,000
1.50%, 11/01/51	1,418	1,080,328
1.50%, 04/01/52	432	329,057
2.00%, 12/01/35	1,341	1,220,861
2.00%, 02/01/36	3,864	3,517,132
2.00%, 03/01/36	595	541,300
2.00%, 05/01/36	1,983	1,800,211
2.00%, 06/01/36	1,166	1,058,424
2.00%, 08/01/36	1,026	930,503
2.00%, 09/01/36	1,735	1,568,989
2.00%, 10/01/36	488	441,800
2.00%, 11/01/36	1,018	922,296
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 12/01/36	$1,374	$1,244,813
2.00%, 01/01/37	2,919	2,641,425
2.00%, 02/01/37	5,164	4,666,631
2.00%, 03/01/37	2,510	2,266,615
2.00%, 04/01/37	7,100	6,410,436
2.00%, 05/01/37	2,746	2,479,911
2.00%, 06/01/37	2,008	1,812,678
2.00%, 03/18/40(g)	6,136	5,537,973
2.00%, 06/01/50	2,961	2,394,655
2.00%, 07/01/50	1,175	950,632
2.00%, 08/01/50	751	610,638
2.00%, 09/01/50	3,545	2,867,634
2.00%, 10/01/50	2,482	2,007,937
2.00%, 11/01/50	3,857	3,114,300
2.00%, 12/01/50	7,501	6,097,216
2.00%, 01/01/51	3,438	2,783,383
2.00%, 02/01/51	2,813	2,272,222
2.00%, 03/01/51	4,157	3,357,516
2.00%, 04/01/51	11,717	9,455,557
2.00%, 05/01/51	11,493	9,273,988
2.00%, 06/01/51	3,737	3,023,810
2.00%, 07/01/51	4,293	3,463,839
2.00%, 08/01/51	5,219	4,201,743
2.00%, 09/01/51	1,669	1,343,168
2.00%, 10/01/51	13,156	10,615,257
2.00%, 11/01/51	9,252	7,459,841
2.00%, 12/01/51	5,838	4,705,096
2.00%, 01/01/52	8,330	6,712,167
2.00%, 02/01/52	15,359	12,331,405
2.00%, 03/01/52	27,605	22,139,352
2.00%, 04/01/52	5,054	4,059,362
2.00%, 05/01/52	21,310	17,107,329
2.00%, 07/01/52	1,338	1,075,906
2.00%, 03/15/55(g)	14,300	11,437,229
2.50%, 01/01/32	55	52,146
2.50%, 04/01/32	245	233,870
2.50%, 06/01/32	97	92,393
2.50%, 01/01/33	43	41,153
2.50%, 11/01/34	317	295,970
2.50%, 07/01/35	436	407,548
2.50%, 10/01/35	1,821	1,695,726
2.50%, 03/01/36	747	695,315
2.50%, 05/01/36	1,536	1,426,623
2.50%, 06/01/36	387	359,126
2.50%, 07/01/36	1,482	1,375,010
2.50%, 08/01/36	281	260,663
2.50%, 03/01/37	920	854,231
2.50%, 04/01/37	2,014	1,865,698
2.50%, 05/01/37	1,816	1,680,175
2.50%, 06/01/37	765	707,804
2.50%, 03/15/40(g)	9,588	8,867,077
2.50%, 04/01/47	12	9,983
2.50%, 05/01/50	2,104	1,778,741
2.50%, 06/01/50	78	64,954
2.50%, 07/01/50	204	174,874
2.50%, 08/01/50	220	187,492
2.50%, 09/01/50	1,392	1,181,672
2.50%, 10/01/50	534	451,873
2.50%, 11/01/50	6,729	5,716,630
2.50%, 12/01/50	6,134	5,141,997
2.50%, 01/01/51	939	790,923
65
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/51	$1,509	$1,272,859
2.50%, 03/01/51	1,693	1,430,846
2.50%, 04/01/51	269	225,794
2.50%, 07/01/51	1,121	942,954
2.50%, 08/01/51	8,454	7,146,679
2.50%, 09/01/51	11,214	9,432,331
2.50%, 10/01/51	13,426	11,342,939
2.50%, 11/01/51	5,598	4,711,723
2.50%, 12/01/51	17,300	14,562,622
2.50%, 01/01/52	16,393	13,794,913
2.50%, 02/01/52	14,332	12,038,386
2.50%, 03/01/52	7,948	6,671,616
2.50%, 04/01/52	4,445	3,735,551
2.50%, 05/01/52	1,904	1,598,314
2.50%, 07/01/52	3,459	2,900,762
2.50%, 03/15/55(g)	5,525	4,617,274
3.00%, 03/01/30	571	557,510
3.00%, 01/01/31	28	27,498
3.00%, 08/01/32	59	56,643
3.00%, 10/01/33	25	23,667
3.00%, 07/01/34	6	5,858
3.00%, 09/01/34	41	38,955
3.00%, 11/01/34	20	19,104
3.00%, 12/01/34	49	46,192
3.00%, 03/01/35	152	145,302
3.00%, 07/01/35	123	117,225
3.00%, 10/01/35	404	385,608
3.00%, 04/01/37	1,177	1,114,108
3.00%, 07/01/37	657	624,100
3.00%, 03/15/40(g)	8,918	8,437,586
3.00%, 07/01/46	374	334,720
3.00%, 11/01/46	778	694,237
3.00%, 12/01/46	371	331,220
3.00%, 12/01/47	158	141,506
3.00%, 01/01/48	60	53,188
3.00%, 03/01/48	1,038	926,375
3.00%, 11/01/48	112	99,696
3.00%, 02/01/49	3,818	3,409,339
3.00%, 09/01/49	9	7,908
3.00%, 11/01/49	7	6,110
3.00%, 12/01/49	84	74,300
3.00%, 02/01/50	1,596	1,409,963
3.00%, 03/01/50	137	121,152
3.00%, 04/01/50	65	57,358
3.00%, 06/01/50	3,230	2,832,700
3.00%, 07/01/50	2,165	1,910,315
3.00%, 08/01/50	1,679	1,493,275
3.00%, 09/01/50	508	448,226
3.00%, 10/01/50	3,769	3,305,681
3.00%, 11/01/50	881	777,364
3.00%, 12/01/50	411	362,513
3.00%, 01/01/51	1,093	965,405
3.00%, 04/01/51	6,880	6,001,030
3.00%, 05/01/51	3,032	2,679,237
3.00%, 06/01/51	9,595	8,440,226
3.00%, 07/01/51	4,273	3,765,566
3.00%, 08/01/51	867	767,394
3.00%, 11/01/51	495	434,418
3.00%, 01/01/52	3,368	2,937,473
3.00%, 02/01/52	2,105	1,857,477
3.00%, 03/01/52	6,804	5,971,715
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/52	$8,548	$7,504,976
3.00%, 05/01/52	2,689	2,360,406
3.00%, 07/01/52	2,352	2,052,199
3.00%, 03/15/55(g)	1,725	1,502,502
3.50%, 06/01/33	15	14,579
3.50%, 11/01/33	12	11,759
3.50%, 02/01/34	300	292,034
3.50%, 07/01/34	9	8,896
3.50%, 08/01/34	9	8,396
3.50%, 01/01/35	12	12,011
3.50%, 11/01/38	5,188	5,005,754
3.50%, 03/15/40(g)	1,072	1,030,326
3.50%, 09/01/42	2,219	2,078,185
3.50%, 07/01/45	3,723	3,451,791
3.50%, 08/01/45	37	34,074
3.50%, 01/01/46	83	77,086
3.50%, 09/01/46	348	322,710
3.50%, 01/01/47	51	46,742
3.50%, 07/01/47	1,654	1,543,516
3.50%, 08/01/47	10	9,481
3.50%, 10/01/47	1,012	932,344
3.50%, 11/01/47	246	227,114
3.50%, 01/01/48	1,801	1,659,569
3.50%, 02/01/48	732	674,342
3.50%, 04/01/48	57	52,070
3.50%, 07/01/48	151	139,097
3.50%, 11/01/48	9	8,350
3.50%, 01/01/49	100	92,159
3.50%, 02/01/49	255	235,957
3.50%, 03/01/49	721	664,336
3.50%, 06/01/49	2,387	2,199,975
3.50%, 08/01/49	898	827,301
3.50%, 09/01/49	1,952	1,790,281
3.50%, 04/01/50	141	130,008
3.50%, 05/01/50	4,832	4,442,495
3.50%, 06/01/50	280	256,424
3.50%, 07/01/50	425	389,378
3.50%, 02/01/51	4,003	3,671,884
3.50%, 10/01/51	751	692,128
3.50%, 04/01/52	4,484	4,096,501
3.50%, 05/01/52	11,241	10,230,817
3.50%, 06/01/52	5,170	4,733,894
3.50%, 07/01/52	1,804	1,642,641
3.50%, 03/15/55(g)	3,278	2,973,186
4.00%, 07/01/33	9	8,637
4.00%, 08/01/37	191	186,044
4.00%, 09/01/37	258	252,237
4.00%, 11/01/37	371	361,867
4.00%, 02/01/38	195	190,168
4.00%, 05/01/38	170	165,926
4.00%, 11/01/38	106	103,812
4.00%, 11/01/39	1,457	1,420,329
4.00%, 12/01/39	1,113	1,085,125
4.00%, 03/15/40(g)	4,475	4,359,875
4.00%, 01/01/46	235	225,255
4.00%, 10/01/46	7	6,898
4.00%, 07/01/47	1,548	1,472,800
4.00%, 08/01/47	296	283,705
4.00%, 09/01/47	349	331,193
4.00%, 05/01/48	2,071	1,969,522
4.00%, 09/01/48	2,299	2,186,835
Schedule of Investments
66

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/48	$5	$4,292
4.00%, 12/01/48	2	2,224
4.00%, 01/01/49	1,246	1,185,171
4.00%, 03/01/49	1,413	1,343,851
4.00%, 05/01/49	13	12,655
4.00%, 06/01/49	14	12,941
4.00%, 07/01/49	1,896	1,802,795
4.00%, 11/01/49	251	237,599
4.00%, 12/01/49	8	7,816
4.00%, 01/01/50	77	73,094
4.00%, 04/01/50	1,696	1,610,848
4.00%, 05/01/50	1,004	951,116
4.00%, 05/01/51	244	232,340
4.00%, 04/01/52	571	537,900
4.00%, 05/01/52	1,358	1,280,648
4.00%, 06/01/52	1,530	1,440,750
4.00%, 07/01/52	3,396	3,201,197
4.00%, 08/01/52	3,529	3,322,732
4.00%, 09/01/52	513	482,554
4.00%, 10/01/52	643	608,572
4.00%, 12/01/52	4,902	4,602,394
4.00%, 02/01/53	3,907	3,706,883
4.00%, 03/15/55(g)	9,900	9,279,992
4.50%, 03/15/40(g)	25	24,788
4.50%, 10/01/47	8	7,886
4.50%, 08/01/48	19	19,144
4.50%, 10/01/48	375	366,283
4.50%, 11/01/48	16	15,797
4.50%, 12/01/48	19	18,572
4.50%, 01/01/49	58	56,440
4.50%, 02/01/49	76	74,098
4.50%, 04/01/49	143	140,860
4.50%, 05/01/49	10	9,698
4.50%, 09/01/50	1,151	1,125,184
4.50%, 05/01/52	403	393,869
4.50%, 06/01/52	1,958	1,891,292
4.50%, 07/01/52	207	199,691
4.50%, 08/01/52	1,672	1,615,304
4.50%, 09/01/52	3,701	3,584,284
4.50%, 10/01/52	8,112	7,865,884
4.50%, 11/01/52	1,012	976,202
4.50%, 12/01/52	4,122	4,010,552
4.50%, 08/01/53	926	894,798
4.50%, 03/15/55(g)	7,870	7,585,004
4.50%, 04/15/55(g)	1,100	1,058,490
5.00%, 06/01/48	112	112,260
5.00%, 04/01/49	10	9,823
5.00%, 12/01/49	332	333,009
5.00%, 08/01/52	371	367,454
5.00%, 09/01/52	791	785,651
5.00%, 10/01/52	771	764,694
5.00%, 11/01/52	1,842	1,823,276
5.00%, 12/01/52	1,060	1,052,531
5.00%, 01/01/53	7,453	7,378,713
5.00%, 03/01/53	554	551,925
5.00%, 04/01/53	2,077	2,050,283
5.00%, 05/01/53	603	595,056
5.00%, 06/01/53	1,314	1,305,085
5.00%, 08/01/53	6,404	6,312,997
5.00%, 02/01/54	2,146	2,112,289
5.00%, 03/01/54(g)	8,925	8,779,337
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 10/01/54	$383	$376,701
5.00%, 11/01/54	1,831	1,802,655
5.00%, 01/01/55	3,397	3,345,869
5.50%, 09/01/52	424	432,132
5.50%, 11/01/52	571	579,150
5.50%, 12/01/52	2,190	2,219,330
5.50%, 01/01/53	2,206	2,239,008
5.50%, 02/01/53	2,719	2,742,409
5.50%, 03/01/53	2,217	2,240,634
5.50%, 04/01/53	5,966	6,013,271
5.50%, 05/01/53	3,375	3,386,033
5.50%, 06/01/53	510	516,100
5.50%, 07/01/53	1,863	1,881,671
5.50%, 08/01/53	2,083	2,088,297
5.50%, 09/01/53	3,572	3,580,547
5.50%, 03/01/54	2,896	2,909,532
5.50%, 04/01/54	1,051	1,059,386
5.50%, 05/01/54	2,175	2,185,286
5.50%, 06/01/54	499	500,848
5.50%, 08/01/54	2,333	2,344,864
5.50%, 11/01/54	2,761	2,790,093
5.50%, 03/15/55(g)	9,726	9,738,126
6.00%, 01/01/53	454	470,188
6.00%, 06/01/53	260	266,469
6.00%, 07/01/53	1,129	1,147,930
6.00%, 08/01/53	6,171	6,343,014
6.00%, 09/01/53	3,736	3,824,561
6.00%, 11/01/53	3,062	3,133,356
6.00%, 12/01/53	616	630,862
6.00%, 02/01/54	379	388,725
6.00%, 03/01/54	689	702,212
6.00%, 04/01/54	1,866	1,904,433
6.00%, 05/01/54	4,889	4,995,596
6.00%, 07/01/54	643	658,264
6.00%, 08/01/54	8,205	8,366,349
6.00%, 09/01/54	2,162	2,220,340
6.00%, 10/01/54	1,824	1,853,688
6.00%, 02/01/55	996	1,014,562
6.00%, 03/15/55(g)	3,125	3,176,054
6.50%, 09/01/53	840	867,314
6.50%, 10/01/53	4,045	4,208,499
6.50%, 11/01/53	2,991	3,089,000
6.50%, 12/01/53	4,338	4,515,888
6.50%, 01/01/54	3,754	3,909,392
6.50%, 02/01/54	1,186	1,236,353
6.50%, 03/01/54	807	846,319
6.50%, 04/01/54	721	752,770
6.50%, 07/01/54	826	856,638
6.50%, 08/01/54	2,901	3,008,269
6.50%, 09/01/54	476	492,434
6.50%, 03/15/55(g)	6,075	6,257,820
		990,123,610
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks, 3.25%, 11/16/28(b)	510	497,772
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	20	10,376
Federal National Mortgage Association
5.63%, 07/15/37	2,142	2,369,269
6.21%, 08/06/38	110	128,073
6.25%, 05/15/29	378	410,357
6.63%, 11/15/30	440	495,550
67
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
7.13%, 01/15/30	$750	$851,674
		4,763,071
U.S. Government Obligations — 43.5%
U.S. Treasury Note/Bond
0.38%, 09/30/27	5,400	4,927,922
0.50%, 02/28/26	6,250	6,029,541
0.50%, 04/30/27	2,350	2,181,645
0.50%, 05/31/27	1,100	1,018,273
0.50%, 06/30/27	1,900	1,754,234
0.50%, 08/31/27	6,300	5,783,695
0.50%, 10/31/27	9,250	8,443,516
0.63%, 07/31/26	3,000	2,860,313
0.63%, 03/31/27	1,000	933,516
0.63%, 11/30/27	7,450	6,806,273
0.63%, 12/31/27	10,300	9,384,266
0.63%, 05/15/30	1,800	1,513,688
0.63%, 08/15/30	7,300	6,085,234
0.75%, 04/30/26	3,240	3,117,867
0.75%, 05/31/26	1,350	1,295,842
0.75%, 08/31/26	7,000	6,668,867
0.75%, 01/31/28	6,300	5,746,289
0.88%, 06/30/26	7,590	7,280,174
0.88%, 09/30/26	5,700	5,427,469
0.88%, 11/15/30	7,090	5,953,384
1.00%, 07/31/28	5,000	4,527,734
1.13%, 10/31/26	1,500	1,430,625
1.13%, 02/28/27	2,850	2,694,809
1.13%, 02/29/28	4,000	3,680,938
1.13%, 08/31/28	8,750	7,938,574
1.13%, 02/15/31	14,700	12,452,508
1.13%, 05/15/40	5,900	3,755,719
1.13%, 08/15/40	9,500	5,990,937
1.25%, 11/30/26	7,200	6,867,563
1.25%, 12/31/26	8,600	8,186,125
1.25%, 03/31/28	7,100	6,544,203
1.25%, 04/30/28	5,100	4,689,211
1.25%, 05/31/28	4,700	4,311,516
1.25%, 06/30/28	7,770	7,111,978
1.25%, 09/30/28	12,200	11,094,375
1.25%, 08/15/31	12,400	10,415,031
1.25%, 05/15/50	8,550	4,316,414
1.38%, 08/31/26	375	360,659
1.38%, 10/31/28	5,000	4,558,203
1.38%, 12/31/28	5,750	5,217,676
1.38%, 11/15/31	21,520	18,100,337
1.38%, 11/15/40	7,250	4,739,687
1.38%, 08/15/50	4,720	2,448,500
1.50%, 08/15/26	3,550	3,423,809
1.50%, 01/31/27	13,900	13,264,727
1.50%, 11/30/28	5,300	4,844,117
1.50%, 02/15/30	4,200	3,726,188
1.63%, 02/15/26	3,975	3,880,749
1.63%, 05/15/26	6,500	6,313,633
1.63%, 10/31/26	3,500	3,366,426
1.63%, 11/30/26	2,800	2,688,328
1.63%, 05/15/31	8,500	7,365,117
1.63%, 11/15/50	6,100	3,378,828
1.75%, 12/31/26	4,750	4,563,340
1.75%, 01/31/29	7,200	6,617,250
1.75%, 08/15/41	8,400	5,730,375
1.88%, 06/30/26	1,175	1,142,045
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.88%, 02/28/27	$5,800	$5,566,187
1.88%, 02/28/29	4,400	4,056,938
1.88%, 02/15/32	10,600	9,173,969
1.88%, 02/15/41	7,700	5,441,734
1.88%, 02/15/51	7,800	4,603,219
1.88%, 11/15/51	7,750	4,541,016
2.00%, 11/15/26	4,150	4,013,018
2.00%, 11/15/41	6,900	4,877,437
2.00%, 02/15/50	4,450	2,736,750
2.00%, 08/15/51	7,000	4,241,563
2.13%, 05/31/26	800	781,094
2.25%, 03/31/26	275	269,640
2.25%, 02/15/27	5,900	5,707,328
2.25%, 08/15/27	2,100	2,015,836
2.25%, 11/15/27	5,070	4,846,999
2.25%, 05/15/41	6,300	4,700,391
2.25%, 08/15/46	6,855	4,665,684
2.25%, 08/15/49	3,400	2,226,469
2.25%, 02/15/52	7,850	5,042,398
2.38%, 05/15/27	4,650	4,492,336
2.38%, 03/31/29	6,200	5,821,219
2.38%, 05/15/29	6,090	5,708,899
2.38%, 02/15/42	7,250	5,421,790
2.38%, 11/15/49	3,690	2,476,913
2.38%, 05/15/51	6,000	3,990,938
2.50%, 03/31/27	3,400	3,300,391
2.50%, 02/15/45	2,250	1,640,391
2.50%, 02/15/46	6,050	4,353,164
2.50%, 05/15/46	4,950	3,550,078
2.63%, 05/31/27	5,800	5,631,437
2.63%, 02/15/29	5,215	4,953,843
2.63%, 07/31/29	2,000	1,888,750
2.75%, 04/30/27	4,000	3,898,438
2.75%, 07/31/27	7,000	6,803,125
2.75%, 02/15/28	4,225	4,082,736
2.75%, 05/31/29	4,700	4,470,508
2.75%, 08/15/32	11,000	10,035,781
2.75%, 08/15/42	1,475	1,160,871
2.75%, 11/15/42	3,425	2,683,273
2.75%, 08/15/47	4,300	3,182,672
2.75%, 11/15/47	5,500	4,062,266
2.88%, 05/15/28	7,058	6,824,368
2.88%, 08/15/28	6,900	6,654,187
2.88%, 04/30/29	5,440	5,205,825
2.88%, 05/15/32	10,100	9,321,984
2.88%, 05/15/43	1,600	1,270,250
2.88%, 08/15/45	3,395	2,630,595
2.88%, 11/15/46	3,800	2,903,438
2.88%, 05/15/49	1,435	1,072,214
2.88%, 05/15/52	7,610	5,623,077
3.00%, 05/15/42	170	139,559
3.00%, 11/15/44	1,600	1,273,750
3.00%, 05/15/45	1,285	1,018,764
3.00%, 11/15/45	4,400	3,473,938
3.00%, 02/15/47	4,475	3,487,004
3.00%, 05/15/47	3,900	3,031,031
3.00%, 02/15/48	13,400	10,345,219
3.00%, 08/15/48	3,855	2,963,531
3.00%, 02/15/49	2,225	1,705,602
3.00%, 08/15/52	8,700	6,590,250
3.13%, 08/31/27	3,000	2,939,063
Schedule of Investments
68

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.13%, 11/15/28	$275	$266,793
3.13%, 08/31/29	6,900	6,648,258
3.13%, 11/15/41	825	695,063
3.13%, 02/15/42	1,000	839,375
3.13%, 02/15/43	2,500	2,067,578
3.13%, 08/15/44	1,600	1,302,750
3.13%, 05/15/48	10,450	8,232,641
3.25%, 06/30/27	4,700	4,626,195
3.25%, 06/30/29	5,500	5,333,281
3.25%, 05/15/42	6,629	5,643,631
3.38%, 09/15/27	3,117	3,072,680
3.38%, 05/15/33	12,940	12,246,497
3.38%, 08/15/42	3,100	2,678,594
3.38%, 05/15/44	1,020	867,000
3.38%, 11/15/48	8,400	6,901,125
3.50%, 09/30/26	6,360	6,309,319
3.50%, 01/31/28	7,000	6,909,219
3.50%, 04/30/28	5,400	5,322,375
3.50%, 09/30/29	5,728	5,606,728
3.50%, 01/31/30	8,400	8,205,750
3.50%, 04/30/30	9,000	8,775,703
3.50%, 02/15/33	13,501	12,918,769
3.50%, 02/15/39	1,350	1,235,461
3.63%, 05/15/26	23,700	23,572,242
3.63%, 03/31/28	8,500	8,414,336
3.63%, 05/31/28	9,000	8,902,266
3.63%, 08/31/29	2,361	2,324,478
3.63%, 03/31/30	5,180	5,083,684
3.63%, 09/30/31	6,668	6,488,797
3.63%, 08/15/43	1,225	1,085,082
3.63%, 02/15/44	720	635,963
3.63%, 02/15/53	15,000	12,850,781
3.63%, 05/15/53	12,200	10,459,594
3.75%, 04/15/26	10,500	10,459,395
3.75%, 08/31/26	8,608	8,571,349
3.75%, 08/15/27	7,403	7,363,672
3.75%, 12/31/28	4,000	3,964,063
3.75%, 05/31/30	10,000	9,864,062
3.75%, 06/30/30	6,000	5,917,031
3.75%, 12/31/30	4,806	4,727,902
3.75%, 08/31/31	3,795	3,721,175
3.75%, 11/15/43	300	270,141
3.88%, 10/15/27	6,457	6,440,857
3.88%, 11/30/27	14,000	13,961,719
3.88%, 12/31/27	13,800	13,765,500
3.88%, 09/30/29	14,410	14,324,441
3.88%, 11/30/29	3,800	3,776,547
3.88%, 12/31/29	8,000	7,948,125
3.88%, 08/15/33	10,918	10,696,228
3.88%, 08/15/34	16,714	16,301,373
3.88%, 08/15/40	300	282,234
3.88%, 02/15/43	8,000	7,381,250
3.88%, 05/15/43	9,191	8,458,592
4.00%, 01/15/27	7,155	7,154,162
4.00%, 12/15/27	14,025	14,037,053
4.00%, 02/29/28	8,000	8,005,000
4.00%, 06/30/28	12,545	12,551,861
4.00%, 01/31/29	6,981	6,979,909
4.00%, 07/31/29	8,300	8,298,055
4.00%, 10/31/29	16,900	16,882,836
4.00%, 02/28/30	15,400	15,395,187
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 07/31/30	$4,349	$4,339,826
4.00%, 01/31/31	9,424	9,390,869
4.00%, 02/15/34	14,831	14,629,391
4.00%, 11/15/42	5,300	4,982,000
4.00%, 11/15/52	6,800	6,231,562
4.13%, 06/15/26	24,273	24,294,808
4.13%, 10/31/26	6,061	6,070,944
4.13%, 01/31/27	4,953	4,963,835
4.13%, 02/15/27	6,536	6,551,574
4.13%, 09/30/27	3,000	3,011,484
4.13%, 10/31/27	4,800	4,818,000
4.13%, 11/15/27	3,994	4,008,978
4.13%, 07/31/28	11,582	11,633,576
4.13%, 03/31/29	5,532	5,555,770
4.13%, 10/31/29	17,861	17,946,119
4.13%, 11/30/29	4,185	4,206,906
4.13%, 08/31/30	6,200	6,221,312
4.13%, 03/31/31	4,537	4,548,697
4.13%, 07/31/31	11,172	11,195,566
4.13%, 10/31/31	9,000	9,014,062
4.13%, 11/30/31	2,775	2,778,902
4.13%, 02/29/32	9,329	9,340,661
4.13%, 11/15/32	4,200	4,201,313
4.13%, 08/15/44	6,349	6,005,757
4.13%, 08/15/53	5,897	5,529,359
4.25%, 11/30/26	5,378	5,399,008
4.25%, 12/31/26	11,796	11,845,764
4.25%, 02/28/27	7,254	7,272,985
4.25%, 03/15/27	7,278	7,313,821
4.25%, 01/15/28	4,224	4,255,680
4.25%, 02/15/28	13,356	13,461,387
4.25%, 02/28/29	7,000	7,062,344
4.25%, 06/30/29	8,144	8,220,350
4.25%, 01/31/30	7,911	7,993,818
4.25%, 02/28/31	5,200	5,249,156
4.25%, 06/30/31	10,997	11,096,660
4.25%, 11/15/34	12,400	12,448,437
4.25%, 05/15/39	1,200	1,187,063
4.25%, 11/15/40	250	245,234
4.25%, 02/15/54	12,286	11,786,881
4.25%, 08/15/54	12,502	12,017,547
4.38%, 07/31/26	10,867	10,916,241
4.38%, 08/15/26	21,165	21,263,384
4.38%, 12/15/26	11,284	11,353,164
4.38%, 07/15/27	8,218	8,291,192
4.38%, 08/31/28	11,011	11,146,057
4.38%, 11/30/28	7,600	7,697,375
4.38%, 12/31/29	8,348	8,479,742
4.38%, 11/30/30	6,000	6,095,625
4.38%, 01/31/32	7,320	7,440,094
4.38%, 05/15/34	17,404	17,648,744
4.38%, 02/15/38	2,400	2,424,750
4.38%, 11/15/39	150	150,023
4.38%, 05/15/40	250	249,570
4.38%, 05/15/41	500	496,563
4.38%, 08/15/43	7,968	7,829,805
4.50%, 03/31/26	847	850,309
4.50%, 07/15/26	22,319	22,450,647
4.50%, 04/15/27	9,484	9,581,063
4.50%, 05/15/27	9,182	9,280,276
4.50%, 05/31/29	7,073	7,208,382
69
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 12/31/31	$6,546	$6,701,467
4.50%, 11/15/33	16,210	16,597,520
4.50%, 02/15/36	900	928,547
4.50%, 05/15/38	7,400	7,569,969
4.50%, 08/15/39	2,000	2,029,063
4.50%, 02/15/44	6,187	6,165,732
4.50%, 11/15/54	7,222	7,243,440
4.63%, 02/28/26	1,892	1,900,573
4.63%, 03/15/26	7,560	7,596,323
4.63%, 06/30/26	3,796	3,823,432
4.63%, 09/15/26	3,768	3,801,117
4.63%, 10/15/26	3,939	3,975,159
4.63%, 11/15/26	5,825	5,881,885
4.63%, 06/15/27	7,994	8,106,416
4.63%, 09/30/28	10,937	11,163,430
4.63%, 04/30/29	9,000	9,210,937
4.63%, 09/30/30	6,255	6,431,411
4.63%, 04/30/31	5,212	5,366,324
4.63%, 05/31/31	5,000	5,148,047
4.63%, 02/15/35	8,584	8,879,075
4.63%, 02/15/40	250	256,602
4.63%, 05/15/44	5,585	5,651,322
4.63%, 11/15/44	7,349	7,429,380
4.63%, 05/15/54	8,284	8,461,329
4.63%, 02/15/55	3,113	3,190,339
4.75%, 02/15/37	500	525,781
4.75%, 11/15/43	7,211	7,427,330
4.75%, 02/15/45	2,449	2,522,470
4.75%, 11/15/53	7,760	8,064,337
4.88%, 04/30/26	2,605	2,627,387
4.88%, 05/31/26	3,023	3,051,813
4.88%, 10/31/28	3,531	3,635,275
4.88%, 10/31/30	5,000	5,204,687
5.00%, 05/15/37	2,400	2,576,625
5.38%, 02/15/31	1,000	1,066,641
6.13%, 08/15/29	1,000	1,084,531
6.25%, 05/15/30	100	110,195
6.38%, 08/15/27	800	843,188
		1,681,992,638
Total U.S. Government & Agency Obligations — 69.2% (Cost: $2,820,735,499)		2,676,879,319
Total Long-Term Investments — 98.9% (Cost: $4,023,879,070)		3,827,246,042
	Shares
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(h)(i)	162,548,519	162,629,793
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(h)(i)(j)	4,866,968	$4,866,968
Total Short-Term Securities — 4.3% (Cost: $167,415,560)		167,496,761
Total Investments Before TBA Sales Commitments — 103.2% (Cost: $4,191,294,630)		3,994,742,803
	Par (000)
TBA Sales Commitments
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association
2.00%, 03/15/55(g)	(3,125)	(2,566,289)
5.50%, 03/15/55(g)	(2,750)	(2,756,768)
Uniform Mortgage-Backed Securities
2.00%, 03/15/55(g)	(3,550)	(2,839,312)
4.50%, 03/15/55(g)	(1,100)	(1,060,166)
5.00%, 03/01/54(g)	(900)	(885,311)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(10,048,725))		(10,107,846)
Total Investments, Net of TBA Sales Commitments — 102.9% (Cost: $4,181,245,905)		3,984,634,957
Liabilities in Excess of Other Assets — (2.9)%		(113,367,098)
Net Assets — 100.0%		$3,871,267,859

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Perpetual security with no stated maturity date.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
70

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$206,517,523	$—	$(43,877,340)(a)	$4,603	$(14,993)	$162,629,793	162,548,519	$6,909,425	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	42,473,063	—	(37,606,095)(a)	—	—	4,866,968	4,866,968	74,161 (b)	—
				$4,603	$(14,993)	$167,496,761		$6,983,586	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$15,706,796	$—	$15,706,796
Collateralized Mortgage Obligations	—	43,822,024	—	43,822,024
Corporate Bonds & Notes	—	960,040,391	—	960,040,391
Foreign Government Obligations	—	130,665,504	—	130,665,504
Municipal Debt Obligations	—	132,008	—	132,008
U.S. Government & Agency Obligations	—	2,676,879,319	—	2,676,879,319
Short-Term Securities
Money Market Funds	167,496,761	—	—	167,496,761
Liabilities
Investments
TBA Sales Commitments	—	(10,107,846)	—	(10,107,846)
	$167,496,761	$3,817,138,196	$—	$3,984,634,957
See notes to financial statements.
71
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28	$10	$9,979
4.75%, 03/30/30	59	58,716
5.38%, 06/15/33	167	168,992
5.40%, 10/01/48	316	305,415
Omnicom Group Inc., 2.45%, 04/30/30	17	15,212
		558,314
Aerospace & Defense — 0.9%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	600	571,056
General Electric Co.
4.35%, 05/01/50	50	43,306
5.88%, 01/14/38(a)	115	122,539
6.75%, 03/15/32	645	719,401
6.88%, 01/10/39	82	95,456
Hexcel Corp., 4.20%, 02/15/27	780	768,060
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	155	164,262
Northrop Grumman Corp.
4.03%, 10/15/47	18	14,590
4.90%, 06/01/34(a)	707	701,611
4.95%, 03/15/53	438	400,384
5.15%, 05/01/40	16	15,640
5.20%, 06/01/54	702	670,348
5.25%, 05/01/50(a)	17	16,297
RTX Corp.
2.25%, 07/01/30	862	762,537
2.65%, 11/01/26(a)	15	14,589
2.82%, 09/01/51	197	123,301
3.03%, 03/15/52	19	12,394
3.13%, 05/04/27	54	52,429
3.13%, 07/01/50	380	255,699
3.75%, 11/01/46	197	152,831
4.05%, 05/04/47	217	175,477
4.13%, 11/16/28	850	837,424
4.15%, 05/15/45	239	198,912
4.35%, 04/15/47	60	50,760
4.45%, 11/16/38	26	23,857
4.50%, 06/01/42	784	696,346
4.63%, 11/16/48	507	443,944
4.70%, 12/15/41	107	98,015
4.88%, 10/15/40	89	84,083
5.40%, 05/01/35	195	199,413
5.70%, 04/15/40	260	270,491
5.75%, 01/15/29	5	5,194
6.00%, 03/15/31	55	58,384
6.05%, 06/01/36	270	289,901
6.10%, 03/15/34	30	32,224
6.13%, 07/15/38	335	360,868
6.40%, 03/15/54	5	5,574
7.50%, 09/15/29	595	664,246
		10,171,843
Agriculture — 0.6%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	56	54,540
2.70%, 09/15/51	353	219,026
3.25%, 03/27/30	65	60,988
3.75%, 09/15/47	85	66,234
4.02%, 04/16/43	148	125,680
4.50%, 03/15/49	135	117,052
Security	Par (000)	Value
Agriculture (continued)
4.54%, 03/26/42(a)	$39	$35,585
5.38%, 09/15/35(a)	134	138,848
5.94%, 10/01/32	311	334,776
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	198	175,953
3.25%, 08/15/26(a)	2,194	2,153,115
3.75%, 09/25/27	2,287	2,242,779
4.10%, 01/07/28	803	793,400
4.20%, 09/17/29	110	107,865
4.65%, 09/17/34(a)	642	619,447
		7,245,288
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	54	49,986
3.25%, 03/27/40	18	14,448
3.38%, 11/01/46	76	56,801
3.38%, 03/27/50	228	166,662
Ralph Lauren Corp., 2.95%, 06/15/30	45	41,478
Tapestry Inc.
4.13%, 07/15/27	460	453,277
5.10%, 03/11/30	50	50,184
5.50%, 03/11/35	25	24,972
		857,808
Auto Manufacturers — 1.2%
American Honda Finance Corp.
2.25%, 01/12/29	35	32,067
2.30%, 09/09/26	1,292	1,252,080
2.35%, 01/08/27	10	9,628
3.50%, 02/15/28	317	308,214
4.45%, 10/22/27	190	189,721
4.60%, 04/17/30	156	155,047
4.85%, 10/23/31	115	114,780
4.90%, 07/09/27(a)	100	100,908
4.90%, 03/13/29	95	95,921
4.90%, 01/10/34(a)	202	198,661
5.13%, 07/07/28	35	35,643
5.25%, 07/07/26	125	126,363
5.65%, 11/15/28(a)	10	10,339
Cummins Inc.
1.50%, 09/01/30	1,412	1,201,585
2.60%, 09/01/50	155	95,380
4.88%, 10/01/43	249	236,982
4.90%, 02/20/29	981	994,969
5.15%, 02/20/34(a)	1,169	1,191,132
5.45%, 02/20/54	83	83,066
Ford Motor Co.
3.25%, 02/12/32	65	54,197
4.75%, 01/15/43	25	19,441
5.29%, 12/08/46(a)	10	8,232
7.40%, 11/01/46(a)	465	488,851
Ford Motor Credit Co. LLC
2.90%, 02/10/29	30	27,070
3.63%, 06/17/31	390	340,765
4.00%, 11/13/30	219	198,986
5.11%, 05/03/29	467	454,048
7.12%, 11/07/33	530	550,955
7.20%, 06/10/30	25	26,249
General Motors Co.
5.00%, 04/01/35	116	109,461
5.15%, 04/01/38	112	104,006
Schedule of Investments
72

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.20%, 04/01/45	$221	$192,481
5.40%, 04/01/48(a)	161	142,827
5.60%, 10/15/32	20	20,174
5.95%, 04/01/49	215	204,665
6.25%, 10/02/43	266	264,015
6.60%, 04/01/36	299	316,963
6.75%, 04/01/46	185	192,799
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	115	97,876
2.70%, 06/10/31	231	197,995
3.10%, 01/12/32	205	177,314
3.60%, 06/21/30	180	166,157
4.30%, 04/06/29(a)	208	201,479
5.65%, 01/17/29	114	116,426
6.10%, 01/07/34	339	346,149
6.40%, 01/09/33	231	241,406
Honda Motor Co. Ltd., 2.97%, 03/10/32	360	318,732
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	593	701,420
Toyota Motor Corp., 3.67%, 07/20/28	28	27,574
Toyota Motor Credit Corp.
1.90%, 09/12/31	30	25,285
2.15%, 02/13/30	240	214,279
2.40%, 01/13/32	25	21,509
3.20%, 01/11/27	25	24,523
3.38%, 04/01/30	88	83,161
3.65%, 01/08/29	30	29,109
4.70%, 01/12/33	390	386,202
5.00%, 08/14/26	50	50,497
		13,575,764
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51	445	273,203
4.35%, 03/15/29	157	154,228
4.40%, 10/01/46(a)	41	31,991
5.40%, 03/15/49	108	96,512
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	467	411,989
4.15%, 05/01/52	351	258,952
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	200	186,159
BorgWarner Inc.
4.38%, 03/15/45(a)	73	60,521
5.40%, 08/15/34(a)	30	29,989
Lear Corp.
3.50%, 05/30/30	72	66,910
3.55%, 01/15/52	92	62,064
3.80%, 09/15/27	65	63,580
4.25%, 05/15/29	264	256,428
5.25%, 05/15/49(a)	184	162,689
		2,115,215
Banks — 20.8%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(b)	390	399,849
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	344	354,066
7.88%, 11/15/34, (1-year CMT + 3.300%)(b)	215	244,050
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	791	755,935
2.75%, 12/03/30	110	96,103
2.96%, 03/25/31	474	423,380
Security	Par (000)	Value
Banks (continued)
3.23%, 11/22/32, (1-year CMT + 1.600%)(b)	$285	$249,663
3.49%, 05/28/30	180	167,385
3.80%, 02/23/28	225	219,261
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	300	296,498
4.25%, 04/11/27	525	519,812
4.38%, 04/12/28(a)	438	432,726
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	200	202,498
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	45	45,938
6.03%, 01/17/35	20	20,784
6.35%, 03/14/34	439	455,191
6.61%, 11/07/28	259	275,083
6.92%, 08/08/33	621	668,261
6.94%, 11/07/33	35	39,172
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	201	172,631
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	258	220,007
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	220	202,591
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	435	370,847
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	444	369,911
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	245	219,356
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	345	331,823
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	343	296,167
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	116	104,013
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	314	224,879
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	742	652,917
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	373	237,794
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	288	264,992
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	375	328,947
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(b)	703	462,354
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	272	254,456
3.25%, 10/21/27(a)	1,788	1,735,765
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	395	303,650
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	820	791,972
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	105	103,761
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	158	153,964
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	327	320,501
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	273	269,078
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	477	430,146
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(b)	106	85,045
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	422	413,746
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	88	85,407
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	127	110,813
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	1,160	936,762
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	697	632,878
4.25%, 10/22/26	423	421,110
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	502	494,966
73
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	$573	$483,198
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	130	129,194
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(b)	592	511,614
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	865	837,861
4.88%, 04/01/44	318	299,886
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	10	10,064
5.00%, 01/21/44	621	595,150
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(b)	1,162	1,157,703
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	465	471,391
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	793	799,085
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(b)	380	386,433
5.52%, 10/25/35, (1-day SOFR + 1.738%)(b)	115	113,702
5.74%, 02/12/36(b)	200	201,055
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	490	513,155
5.88%, 02/07/42	486	518,492
6.11%, 01/29/37	712	746,342
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	328	340,359
6.22%, 09/15/26	240	246,134
7.75%, 05/14/38	422	503,667
Series L, 4.18%, 11/25/27	625	618,315
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	275	242,481
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)(b)	390	283,669
Bank of America NA, 6.00%, 10/15/36	268	283,487
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(b)	206	175,218
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	1,019	985,039
5.00%, 01/27/29(b)	175	176,707
5.20%, 02/01/28	227	230,972
5.27%, 12/11/26	60	60,837
5.30%, 06/05/26	30	30,318
5.51%, 06/04/31	105	108,462
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26	2,766	2,694,405
2.80%, 05/04/26	1,975	1,941,317
3.25%, 05/16/27	453	442,806
3.30%, 08/23/29	311	293,024
3.40%, 01/29/28	946	921,811
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	800	783,733
3.85%, 04/28/28	873	861,692
4.89%, 07/21/28, (1-day SOFR + 0.840%)(b)	170	171,435
4.94%, 02/11/31(a)(b)	125	126,344
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	150	151,764
5.19%, 03/14/35, (1-day SOFR + 1.418%)(b)	21	21,188
5.23%, 11/20/35, (1-day SOFR + 1.253%)(b)	200	203,637
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	70	71,496
6.47%, 10/25/34, (1-day SOFR + 1.845%)(b)	29	31,890
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	1,985	1,920,863
1.30%, 09/15/26	292	278,582
1.35%, 06/24/26	521	501,027
1.95%, 02/02/27	318	304,249
2.15%, 08/01/31	883	752,373
2.45%, 02/02/32	145	124,411
2.70%, 08/03/26(a)	1,202	1,173,368
2.95%, 03/11/27	754	732,482
Security	Par (000)	Value
Banks (continued)
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	$130	$129,188
4.59%, 05/04/37, (5-year CMT + 2.050%)(b)	133	123,644
4.74%, 11/10/32, (1-day SOFR + 1.440%)(b)	125	123,644
4.85%, 02/01/30	687	690,249
4.93%, 02/14/29(b)	200	201,330
5.13%, 02/14/31(b)	200	201,744
5.25%, 06/12/28	1,429	1,459,754
5.35%, 12/07/26	410	416,133
5.40%, 06/04/27	1,187	1,210,410
5.45%, 08/01/29	1,045	1,074,060
5.65%, 02/01/34	100	103,999
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(b)	55	48,675
BankUnited Inc., 5.13%, 06/11/30(a)	70	68,451
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(b)	20	17,775
2.67%, 03/10/32, (1-year CMT + 1.200%)(b)	364	317,589
2.89%, 11/24/32, (1-year CMT + 1.300%)(b)	725	630,184
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)(b)	428	386,353
4.34%, 01/10/28	331	328,458
4.84%, 05/09/28	906	902,176
4.95%, 01/10/47	202	185,215
4.97%, 05/16/29(b)	467	468,068
5.09%, 02/25/29(b)	400	402,367
5.09%, 06/20/30(a)(b)	787	778,692
5.25%, 08/17/45	360	346,512
5.34%, 09/10/35, (1-day SOFR + 1.910%)(b)	356	350,719
5.37%, 02/25/31(b)	400	404,571
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	488	495,835
5.69%, 03/12/30, (1-day SOFR + 1.740%)(b)	209	214,182
5.75%, 08/09/33, (1-year CMT + 3.000%)(b)	10	10,226
5.79%, 02/25/36(b)	400	406,281
6.04%, 03/12/55, (1-day SOFR + 2.420%)(b)	23	23,837
6.22%, 05/09/34, (1-day SOFR + 2.980%)(b)	200	210,003
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	15	15,766
6.69%, 09/13/34, (1-day SOFR + 2.620%)(b)	75	81,330
7.12%, 06/27/34, (1-day SOFR + 3.570%)(b)	525	568,869
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	536	569,461
7.44%, 11/02/33, (1-year CMT + 3.500%)(b)	148	166,075
BPCE SA, 3.38%, 12/02/26	2,462	2,418,037
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	195	178,973
4.86%, 01/13/28(b)	50	50,202
5.00%, 04/28/28	210	212,623
5.25%, 01/13/31(b)	50	50,736
5.26%, 04/08/29	190	193,648
5.99%, 10/03/28	165	172,302
6.09%, 10/03/33	570	607,417
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	154	133,654
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	321	285,606
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	50	45,071
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	258	236,840
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	319	280,044
3.20%, 10/21/26	61	59,705
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	329	319,100
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	373	363,699
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	818	750,733
Schedule of Investments
74

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	$171	$146,385
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	421	415,400
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	212	205,099
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	293	287,597
4.13%, 07/25/28	282	277,096
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(b)	458	384,566
4.30%, 11/20/26	55	54,747
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	736	717,332
4.45%, 09/29/27	726	720,963
4.65%, 07/30/45(a)	401	357,634
4.65%, 07/23/48	615	539,897
4.75%, 05/18/46	240	210,977
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	264	259,441
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	35	35,373
5.30%, 05/06/44	160	152,790
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	125	122,775
5.41%, 09/19/39, (5-year CMT + 1.730%)(b)	215	207,899
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(b)	50	50,714
5.83%, 02/13/35, (1-day SOFR + 2.056%)(b)	320	321,108
5.88%, 02/22/33	251	260,331
5.88%, 01/30/42	425	443,012
6.00%, 10/31/33	329	343,993
6.13%, 08/25/36	279	289,374
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)(b)	560	576,948
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	392	417,997
6.63%, 01/15/28	669	707,958
6.63%, 06/15/32	389	420,878
6.68%, 09/13/43	141	155,825
8.13%, 07/15/39	683	855,457
Citizens Financial Group Inc.
2.50%, 02/06/30	82	73,040
3.25%, 04/30/30	187	171,758
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(b)	27	26,691
6.65%, 04/25/35, (1-day SOFR + 2.325%)(b)	26	27,988
Comerica Inc., 4.00%, 02/01/29(a)	427	410,336
Cooperatieve Rabobank UA
5.25%, 05/24/41	215	215,250
5.25%, 08/04/45	10	9,755
5.75%, 12/01/43	231	237,350
Deutsche Bank AG/New York
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	715	685,816
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	700	672,687
3.04%, 05/28/32, (1-day SOFR + 1.718%)(b)	447	392,650
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)(b)	788	726,396
3.73%, 01/14/32, (1-day SOFR + 2.757%)(b)	200	179,606
3.74%, 01/07/33, (1-day SOFR + 2.257%)(b)	17	14,864
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)	358	350,617
5.00%, 09/11/30, (1-day SOFR + 1.700%)(b)	150	149,266
5.40%, 09/11/35, (1-day SOFR + 2.050%)(b)	315	308,758
5.88%, 07/08/31, (1-day SOFR + 5.438%)(b)	36	36,608
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	550	574,986
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	42	44,607
7.08%, 02/10/34, (1-day SOFR + 3.650%)(b)	241	254,195
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	150	154,614
Series ., 5.37%, 01/10/29(b)	150	151,385
Security	Par (000)	Value
Banks (continued)
Discover Bank
2.70%, 02/06/30	$309	$279,086
3.45%, 07/27/26	479	470,640
4.25%, 03/13/26	15	14,907
4.65%, 09/13/28	510	507,339
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)(b)	20	18,951
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	45	44,773
8.25%, 03/01/38	283	346,422
First Horizon Bank, 5.75%, 05/01/30	250	253,007
Goldman Sachs Capital I, 6.35%, 02/15/34	462	491,168
Goldman Sachs Group Inc. (The)
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	225	215,519
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)(b)	324	274,364
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	598	512,104
2.60%, 02/07/30	51	46,102
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	449	392,142
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	275	264,537
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	214	185,048
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	218	156,448
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(b)	579	510,374
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	200	150,170
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	125	96,293
3.50%, 11/16/26	775	761,795
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	154	150,714
3.80%, 03/15/30	119	113,840
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	334	325,108
3.85%, 01/26/27	916	905,526
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	439	381,299
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	827	815,440
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	265	239,582
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	125	124,398
4.75%, 10/21/45	610	552,346
4.80%, 07/08/44	672	608,820
5.02%, 10/23/35, (1-day SOFR + 1.420%)(b)	600	586,566
5.15%, 05/22/45	186	174,376
5.21%, 01/28/31(b)	350	354,335
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	560	560,287
5.54%, 01/28/36(b)	525	534,343
5.73%, 01/28/56(b)	560	571,389
5.95%, 01/15/27(a)	431	441,987
6.13%, 02/15/33	992	1,073,567
6.25%, 02/01/41	830	892,022
6.45%, 05/01/36	280	298,574
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	216	228,379
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(b)	180	197,013
6.75%, 10/01/37	1,093	1,196,718
HSBC Bank USA NA, 7.00%, 01/15/39	265	300,755
HSBC Bank USA NA/New York
5.63%, 08/15/35	250	255,516
5.88%, 11/01/34	260	270,753
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)(b)	400	385,553
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	211	193,156
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	20	19,207
75
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	$200	$173,690
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,152	1,005,530
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	216	193,689
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	290	251,830
3.90%, 05/25/26	119	118,292
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,076	1,033,172
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	323	318,404
4.30%, 03/08/26	15	14,954
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,021	1,011,467
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	150	149,814
4.76%, 03/29/33, (1-day SOFR + 2.530%)(b)	261	249,537
4.95%, 03/31/30	811	813,277
5.13%, 11/19/28, (1-day SOFR + 1.040%)(b)	200	201,514
5.20%, 03/03/29(b)	200	200,484
5.29%, 11/19/30, (1-day SOFR + 1.290%)(b)	200	201,862
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	306	309,318
5.45%, 03/03/31(b)	200	200,445
5.72%, 03/04/35, (1-day SOFR + 1.780%)(b)	35	36,001
5.75%, 03/03/36(b)	200	199,601
6.10%, 01/14/42(a)	372	401,548
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	200	212,150
6.50%, 05/02/36	617	661,332
6.50%, 09/15/37	618	662,048
6.55%, 06/20/34, (1-day SOFR + 2.980%)(b)	571	600,947
6.80%, 06/01/38	244	269,872
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	156	165,753
7.40%, 11/13/34, (1-day SOFR + 3.020%)(b)	225	249,340
8.11%, 11/03/33, (1-day SOFR + 4.250%)(b)	419	481,623
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)(b)	17	14,076
2.55%, 02/04/30	803	720,314
5.02%, 05/17/33, (1-day SOFR + 2.050%)(b)	415	407,686
5.27%, 01/15/31, (1-day SOFR + 1.276%)(b)	75	75,929
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(b)	5	5,097
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	36	37,539
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	465	463,436
5.65%, 01/10/30	10	10,315
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(b)	797	773,049
2.73%, 04/01/32, (1-day SOFR + 1.316%)(b)	748	659,912
3.95%, 03/29/27	967	955,949
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	200	197,400
4.05%, 04/09/29	202	196,765
4.55%, 10/02/28	390	387,722
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	259	263,385
6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	19	20,046
JPMorgan Chase & Co.
1.05%, 06/23/27(a)	20	18,666
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	190	161,494
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	315	282,544
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(b)	175	122,440
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	145	125,448
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)(b)	409	358,922
Security	Par (000)	Value
Banks (continued)
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	$586	$536,698
2.95%, 10/01/26(a)	10	9,795
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	276	250,349
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	703	621,030
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(b)	148	112,937
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	704	480,057
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	219	165,066
3.20%, 06/15/26	50	49,292
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	934	664,288
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	105	101,807
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	292	285,267
3.63%, 12/01/27	435	425,413
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	706	677,284
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	155	152,697
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(b)	298	259,426
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	389	309,547
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	655	527,654
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	224	219,635
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(b)	300	245,146
4.13%, 12/15/26(a)	1,122	1,116,051
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	389	382,909
4.25%, 10/01/27	896	894,363
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	495	419,862
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)(b)	607	601,394
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)(b)	132	130,375
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	855	834,296
4.85%, 02/01/44(a)	402	377,347
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	1,265	1,258,590
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	428	420,654
4.95%, 06/01/45	229	212,638
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	385	388,128
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	85	86,591
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	520	527,161
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	499	507,569
5.40%, 01/06/42	436	440,798
5.50%, 10/15/40	441	451,053
5.60%, 07/15/41	418	430,818
5.72%, 09/14/33, (1-day SOFR + 2.580%)(b)	519	535,942
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	400	417,450
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	30	30,713
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	248	267,118
6.40%, 05/15/38	898	1,001,397
7.63%, 10/15/26	109	114,449
8.00%, 04/29/27	423	453,883
8.75%, 09/01/30	259	306,513
Schedule of Investments
76

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KeyBank NA/Cleveland OH
3.40%, 05/20/26	$258	$253,935
4.90%, 08/08/32	54	52,343
6.95%, 02/01/28	90	94,684
KeyCorp
2.25%, 04/06/27(a)	85	80,711
2.55%, 10/01/29(a)	618	557,693
4.10%, 04/30/28	20	19,620
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	1,457	1,405,379
3.57%, 11/07/28(b)	400	387,419
3.75%, 01/11/27	200	196,990
4.34%, 01/09/48	200	160,496
4.38%, 03/22/28	336	332,083
4.55%, 08/16/28	265	263,349
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	200	197,086
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(b)	380	382,748
5.30%, 12/01/45(a)	202	189,641
5.59%, 11/26/35, (1-year CMT + 1.200%)(b)	200	202,973
5.68%, 01/05/35, (1-year CMT + 1.750%)(b)	370	377,539
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	200	205,850
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	235	242,078
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	200	203,407
7.95%, 11/15/33, (1-year CMT + 3.750%)(b)	363	415,375
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	125	108,949
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	294	251,953
2.76%, 09/13/26	140	136,554
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	255	223,345
3.29%, 07/25/27	77	75,097
3.68%, 02/22/27	70	69,014
3.74%, 03/07/29	257	249,488
3.75%, 07/18/39	411	355,268
3.96%, 03/02/28	48	47,298
4.05%, 09/11/28(a)	1,045	1,029,670
4.15%, 03/07/39(a)	152	140,813
4.29%, 07/26/38(a)	195	182,330
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	40	38,346
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	237	238,973
5.41%, 04/19/34, (1-year CMT + 1.970%)(b)	55	56,596
5.44%, 02/22/34, (1-year CMT + 1.630%)(b)	210	215,991
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	205	210,768
Mizuho Financial Group Inc.
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	235	200,272
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	200	174,635
2.26%, 07/09/32, (1-year CMT + 0.900%)(b)	80	68,257
2.56%, 09/13/31	40	34,355
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	93	83,192
2.84%, 09/13/26	125	122,154
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	25	23,027
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	82	76,662
3.17%, 09/11/27	30	29,046
4.02%, 03/05/28	445	438,175
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)	233	229,536
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	200	204,072
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	200	204,244
Security	Par (000)	Value
Banks (continued)
5.58%, 05/26/35, (1-year CMT + 1.300%)(b)	$200	$206,191
5.59%, 07/10/35, (1-year CMT + 1.300%)(b)	200	205,391
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	295	303,324
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	365	378,412
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	15	15,590
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	250	260,248
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	370	384,697
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	450	464,295
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	1,125	1,078,012
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	332	320,565
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	701	586,142
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	610	511,106
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	622	528,529
2.48%, 09/16/36, (1-day SOFR + 1.360%)(b)	881	731,943
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	250	214,967
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	252	228,102
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(b)	415	262,630
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	82	71,898
3.13%, 07/27/26	735	721,437
3.59%, 07/22/28(a)(b)	828	804,821
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	367	346,461
3.63%, 01/20/27(a)	875	863,758
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	670	653,698
3.95%, 04/23/27	723	713,326
3.97%, 07/22/38(b)	373	325,177
4.30%, 01/27/45	575	493,287
4.35%, 09/08/26	689	686,510
4.38%, 01/22/47	723	621,669
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	1,047	1,033,141
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	131	121,635
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	30	29,627
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	315	319,127
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	90	91,144
5.23%, 01/15/31(b)	280	284,386
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)(b)	440	442,106
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)(b)	311	307,206
5.32%, 07/19/35, (1-day SOFR + 1.555%)(b)	500	502,637
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	475	482,583
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	115	116,863
5.52%, 11/19/55, (1-day SOFR + 1.710%)(b)	495	494,333
5.59%, 01/18/36(b)	175	179,424
5.60%, 03/24/51, (1-day SOFR + 4.840%)(b)	357	360,702
5.83%, 04/19/35, (1-day SOFR + 1.580%)(b)	600	624,068
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)(b)	390	396,939
5.95%, 01/19/38, (5-year CMT + 2.430%)(b)	459	468,255
6.25%, 08/09/26	545	558,180
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	90	93,522
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	360	387,704
6.38%, 07/24/42	811	894,795
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	110	120,423
7.25%, 04/01/32	739	843,924
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,406	1,373,075
4.90%, 06/13/28	250	254,100
National Bank of Canada
4.50%, 10/10/29	796	785,028
4.95%, 02/01/28(b)	250	251,464
77
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.60%, 07/02/27, (1-day SOFR + 1.036%)(b)	$3,595	$3,641,998
5.60%, 12/18/28	3,372	3,480,614
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(b)	246	217,700
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	221	213,295
4.45%, 05/08/30(a)(b)	414	406,430
4.89%, 05/18/29(b)	589	590,211
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	200	200,207
5.08%, 01/27/30(b)	960	967,287
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	260	264,600
5.78%, 03/01/35, (1-year CMT + 1.500%)(b)	200	205,459
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	255	262,969
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)	561	584,040
Northern Trust Corp.
3.15%, 05/03/29	1,256	1,194,696
3.65%, 08/03/28	529	516,567
PNC Bank NA
3.10%, 10/25/27	591	571,533
4.05%, 07/26/28	189	185,002
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30	176	159,239
2.60%, 07/23/26	79	77,058
3.15%, 05/19/27	577	560,722
3.45%, 04/23/29(a)	299	286,199
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	156	149,195
4.81%, 10/21/32, (1-day SOFR + 1.259%)(b)	190	188,236
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	410	408,110
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	145	146,042
5.22%, 01/29/31(a)(b)	300	305,048
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	55	55,725
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	640	645,997
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	35	35,936
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	279	286,660
5.58%, 01/29/36(b)	100	102,396
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	405	417,174
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	210	220,455
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(b)	235	247,794
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	35	36,110
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	410	455,472
Regions Bank/Birmingham AL, 6.45%, 06/26/37	253	267,196
Regions Financial Corp.
1.80%, 08/12/28	190	172,622
7.38%, 12/10/37	122	139,045
Royal Bank of Canada
2.30%, 11/03/31	320	275,399
3.88%, 05/04/32	105	98,623
4.24%, 08/03/27	200	199,073
4.90%, 01/12/28	381	385,309
4.97%, 01/24/29(b)	200	201,944
5.00%, 02/01/33	525	527,126
5.00%, 05/02/33	515	516,723
5.15%, 02/04/31(b)	200	202,770
5.15%, 02/01/34	282	285,164
5.20%, 08/01/28	315	321,525
6.00%, 11/01/27	330	342,274
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	810	774,591
4.40%, 07/13/27(a)	1,082	1,071,912
Security	Par (000)	Value
Banks (continued)
6.12%, 05/31/27, (1-day SOFR + 1.232%)(b)	$15	$15,225
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	91	94,171
6.34%, 05/31/35, (1-day SOFR + 2.138%)(b)	70	72,733
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	92	95,591
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	37	38,616
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	363	348,567
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	399	381,660
2.90%, 03/15/32, (1-day SOFR + 1.475%)(b)	252	221,606
3.82%, 11/03/28(b)	195	189,584
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	125	130,178
State Street Corp.
2.65%, 05/19/26	2,168	2,129,178
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	498	490,806
4.33%, 10/22/27	80	79,948
4.53%, 02/20/29, (1-day SOFR + 1.018%)(b)	125	124,943
4.54%, 02/28/28	75	75,245
4.68%, 10/22/32, (1-day SOFR + 1.050%)(b)	115	113,425
4.73%, 02/28/30	75	75,302
5.15%, 02/28/36(b)	75	75,345
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	10	10,085
5.27%, 08/03/26	95	96,138
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	10	10,590
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	120	100,773
1.90%, 09/17/28	90	82,078
2.13%, 07/08/30	900	786,373
2.22%, 09/17/31	350	298,101
2.47%, 01/14/29	15	13,880
2.72%, 09/27/29	10	9,181
2.75%, 01/15/30	750	684,465
3.04%, 07/16/29	337	314,342
3.20%, 09/17/29	344	323,317
3.35%, 10/18/27	305	296,519
3.36%, 07/12/27	205	200,184
3.45%, 01/11/27(a)	83	81,566
3.54%, 01/17/28(a)	536	522,446
3.94%, 07/19/28(a)	71	69,720
4.31%, 10/16/28	198	196,416
5.24%, 04/15/30	200	204,019
5.42%, 07/09/31	200	205,637
5.45%, 01/15/32	200	205,209
5.56%, 07/09/34	1,155	1,192,045
5.63%, 01/15/35	200	206,825
5.77%, 01/13/33	400	418,765
5.78%, 07/13/33	235	246,982
5.80%, 07/13/28	200	207,370
5.81%, 09/14/33	335	354,051
5.85%, 07/13/30	200	209,589
5.88%, 07/13/26	200	203,694
Synchrony Bank, 5.63%, 08/23/27	1,190	1,206,211
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	546	464,250
2.45%, 01/12/32	86	73,477
3.20%, 03/10/32	290	259,523
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	1,400	1,367,869
4.46%, 06/08/32	307	296,852
4.78%, 12/17/29	180	180,324
4.86%, 01/31/28(a)	200	201,524
Schedule of Investments
78

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.99%, 04/05/29	$286	$288,788
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	59	58,237
5.16%, 01/10/28	291	295,869
5.26%, 12/11/26	100	101,362
5.30%, 01/30/32(a)	200	203,800
5.52%, 07/17/28	300	308,129
Truist Bank, 2.25%, 03/11/30	60	52,811
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	65	59,355
1.95%, 06/05/30(a)	135	117,409
3.88%, 03/19/29	160	154,532
4.92%, 07/28/33, (1-day SOFR + 2.240%)(b)	546	525,382
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	100	98,968
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	307	315,286
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	320	332,128
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	20	21,162
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	55	59,222
U.S. Bancorp
1.38%, 07/22/30	60	50,538
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	91	75,455
2.68%, 01/27/33, (1-day SOFR + 1.020%)(b)	470	404,364
3.00%, 07/30/29	50	46,506
3.90%, 04/26/28	116	113,805
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	220	219,378
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	120	119,884
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	250	243,582
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	575	561,234
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	115	119,387
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	270	281,184
UBS AG/London, 5.65%, 09/11/28	1,010	1,044,540
UBS AG/Stamford CT
1.25%, 08/07/26	95	90,867
4.86%, 01/10/28(b)	250	251,083
5.00%, 07/09/27	620	626,955
7.50%, 02/15/28	878	948,599
UBS Group AG, 4.55%, 04/17/26	629	629,472
Webster Financial Corp., 4.10%, 03/25/29	462	444,471
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	195	175,396
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	327	247,692
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	247	221,496
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	460	449,744
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	105	102,479
3.90%, 05/01/45	122	97,798
4.30%, 07/22/27	679	674,946
4.40%, 06/14/46	195	162,607
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,053	915,162
4.65%, 11/04/44	337	293,099
4.75%, 12/07/46	288	250,635
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	655	656,380
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	840	826,976
4.90%, 11/17/45	469	419,314
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	1,273	1,171,454
5.38%, 11/02/43	152	146,171
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	65	65,680
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	111	112,901
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	240	244,632
5.61%, 01/15/44	457	451,340
Security	Par (000)	Value
Banks (continued)
5.95%, 12/01/86	$785	$806,161
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	265	287,135
Series B, 7.95%, 11/15/29	187	210,723
Westpac Banking Corp.
2.65%, 01/16/30	106	97,668
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	422	367,499
2.70%, 08/19/26	886	867,080
2.85%, 05/13/26	1,203	1,183,338
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	621	540,339
3.35%, 03/08/27(a)	1,253	1,230,522
3.40%, 01/25/28	413	402,743
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	288	276,292
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	35	34,692
Wintrust Financial Corp., 4.85%, 06/06/29(a)	109	105,760
		235,339,270
Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	1,172	1,136,385
4.90%, 02/01/46	1,785	1,670,580
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	221	202,063
4.70%, 02/01/36	510	493,009
4.90%, 02/01/46	177	164,890
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	556	528,517
4.00%, 04/13/28	334	330,845
4.38%, 04/15/38	146	135,315
4.44%, 10/06/48	457	396,514
4.60%, 04/15/48	200	180,764
4.75%, 01/23/29	846	853,669
4.75%, 04/15/58(a)	319	284,772
4.90%, 01/23/31	194	197,131
4.95%, 01/15/42	484	461,813
5.00%, 06/15/34(a)	105	105,741
5.45%, 01/23/39	324	331,669
5.55%, 01/23/49(a)	759	772,159
5.80%, 01/23/59	379	398,684
5.88%, 06/15/35	241	259,028
8.00%, 11/15/39	155	196,920
8.20%, 01/15/39	326	417,840
Brown-Forman Corp.
4.00%, 04/15/38(a)	19	16,776
4.50%, 07/15/45	64	56,243
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	1,082	908,388
1.65%, 06/01/30	467	405,424
2.00%, 03/05/31	185	161,399
2.13%, 09/06/29(a)	197	179,301
2.25%, 01/05/32	1,677	1,458,715
2.50%, 06/01/40	83	60,233
2.50%, 03/15/51	266	162,949
2.60%, 06/01/50	349	219,764
2.75%, 06/01/60	283	173,041
2.90%, 05/25/27	530	515,908
3.00%, 03/05/51	457	311,204
3.38%, 03/25/27	29	28,518
3.45%, 03/25/30	363	347,689
4.20%, 03/25/50	373	320,454
4.65%, 08/14/34(a)	175	173,649
79
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.00%, 05/13/34	$165	$168,321
5.20%, 01/14/55	138	135,882
5.40%, 05/13/64	30	29,887
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	98	79,508
2.75%, 01/22/30	30	27,475
5.25%, 11/26/43	205	200,569
Constellation Brands Inc.
2.88%, 05/01/30	55	50,006
3.15%, 08/01/29	20	18,661
3.60%, 02/15/28	45	43,687
3.70%, 12/06/26(a)	25	24,652
3.75%, 05/01/50	142	104,962
4.10%, 02/15/48	110	87,204
4.50%, 05/09/47	171	144,310
5.25%, 11/15/48(a)	55	51,342
Diageo Capital PLC
2.00%, 04/29/30	1,842	1,623,035
2.13%, 04/29/32	1,070	896,843
2.38%, 10/24/29	1,821	1,658,895
3.88%, 05/18/28	2,040	2,008,238
5.30%, 10/24/27	260	265,562
5.38%, 10/05/26	200	202,945
5.63%, 10/05/33	218	227,938
Diageo Investment Corp.
4.25%, 05/11/42	100	87,219
7.45%, 04/15/35	1,040	1,235,695
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	10	8,761
Keurig Dr Pepper Inc.
3.20%, 05/01/30	35	32,489
3.35%, 03/15/51	125	86,682
3.80%, 05/01/50	194	148,257
4.05%, 04/15/32	228	216,943
4.42%, 12/15/46	171	145,044
4.50%, 11/15/45	166	143,702
4.50%, 04/15/52(a)	320	272,302
4.60%, 05/25/28	400	399,975
5.09%, 05/25/48(a)	88	81,956
5.30%, 03/15/34	70	71,365
Series 10, 5.20%, 03/15/31	35	35,649
Molson Coors Beverage Co.
3.00%, 07/15/26	1,019	998,717
4.20%, 07/15/46	608	499,988
5.00%, 05/01/42	393	368,491
PepsiCo Inc.
1.63%, 05/01/30	209	181,565
2.38%, 10/06/26	975	947,085
2.63%, 03/19/27	79	76,649
2.63%, 07/29/29(a)	1,208	1,124,038
2.75%, 03/19/30	210	193,739
2.75%, 10/21/51(a)	105	67,274
2.88%, 10/15/49	210	140,827
3.00%, 10/15/27	1,577	1,530,218
3.38%, 07/29/49	60	44,320
3.50%, 03/19/40	63	52,341
3.63%, 03/19/50	260	199,159
3.88%, 03/19/60	50	38,725
4.00%, 03/05/42	100	86,002
4.00%, 05/02/47	133	110,389
4.45%, 04/14/46	302	270,840
Security	Par (000)	Value
Beverages (continued)
4.80%, 07/17/34(a)	$100	$99,980
4.88%, 11/01/40	134	130,790
5.25%, 07/17/54(a)	50	49,581
5.50%, 01/15/40	114	118,481
7.00%, 03/01/29	14	15,352
		33,378,475
Biotechnology — 1.7%
Amgen Inc.
2.20%, 02/21/27	670	641,423
2.30%, 02/25/31	54	47,027
2.45%, 02/21/30	965	869,427
2.60%, 08/19/26	327	318,557
2.77%, 09/01/53	280	170,239
3.00%, 01/15/52(a)	331	218,753
3.15%, 02/21/40	30	23,184
3.20%, 11/02/27	672	650,333
3.38%, 02/21/50	300	215,333
4.20%, 03/01/33	320	303,248
4.20%, 02/22/52	134	107,623
4.40%, 05/01/45	541	465,372
4.40%, 02/22/62	267	216,268
4.56%, 06/15/48	334	288,480
4.66%, 06/15/51	870	758,755
4.88%, 03/01/53	82	73,526
4.95%, 10/01/41	187	175,069
5.15%, 11/15/41	282	269,557
5.25%, 03/02/33	980	994,813
5.65%, 06/15/42	20	20,273
5.65%, 03/02/53	640	642,802
5.75%, 03/15/40	139	142,851
5.75%, 03/02/63	509	510,111
6.38%, 06/01/37	165	181,715
6.40%, 02/01/39	138	150,294
Baxalta Inc., 5.25%, 06/23/45	165	158,479
Biogen Inc.
2.25%, 05/01/30	110	96,839
3.15%, 05/01/50	321	207,430
3.25%, 02/15/51(a)	141	92,891
5.20%, 09/15/45(a)	575	530,727
Gilead Sciences Inc.
1.20%, 10/01/27	971	894,214
1.65%, 10/01/30	1,065	908,211
2.80%, 10/01/50	84	53,860
2.95%, 03/01/27	1,202	1,168,962
3.65%, 03/01/26	1,857	1,842,542
4.00%, 09/01/36	205	185,877
4.15%, 03/01/47	510	426,270
4.50%, 02/01/45	384	340,235
4.60%, 09/01/35	265	256,699
4.75%, 03/01/46	563	514,430
4.80%, 11/15/29	160	161,267
4.80%, 04/01/44	466	430,710
5.10%, 06/15/35	205	206,971
5.25%, 10/15/33	670	685,337
5.50%, 11/15/54	200	201,828
5.60%, 11/15/64	190	191,895
5.65%, 12/01/41	312	320,900
Illumina Inc., 2.55%, 03/23/31	170	147,125
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	231	140,056
Schedule of Investments
80

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC
3.35%, 09/02/51	$102	$67,526
3.55%, 09/02/50(a)	184	127,350
		18,813,664
Building Materials — 2.3%
Carrier Global Corp.
2.70%, 02/15/31	376	334,042
2.72%, 02/15/30	135	122,823
3.38%, 04/05/40	191	152,253
3.58%, 04/05/50	373	277,818
5.90%, 03/15/34	513	541,186
6.20%, 03/15/54	75	81,728
CRH America Finance Inc.
5.40%, 05/21/34	2,393	2,434,006
5.50%, 01/09/35	500	510,695
CRH SMW Finance DAC
5.13%, 01/09/30	935	947,107
5.20%, 05/21/29(a)	2,800	2,849,622
Fortune Brands Innovations Inc.
3.25%, 09/15/29	433	404,878
4.00%, 03/25/32	677	633,991
4.50%, 03/25/52(a)	214	173,461
5.88%, 06/01/33(a)	1,022	1,064,621
Johnson Controls International PLC, 6.00%, 01/15/36	440	469,360
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	2,360	2,022,155
2.00%, 09/16/31	1,061	894,515
4.90%, 12/01/32	45	44,797
Lafarge SA, 7.13%, 07/15/36	358	404,049
Lennox International Inc.
1.70%, 08/01/27(a)	1,157	1,078,920
5.50%, 09/15/28	445	456,535
Martin Marietta Materials Inc.
3.20%, 07/15/51(a)	248	166,151
3.45%, 06/01/27	61	59,535
3.50%, 12/15/27	35	34,005
4.25%, 12/15/47(a)	110	92,618
5.15%, 12/01/34	20	19,979
5.50%, 12/01/54	460	447,975
Series CB, 2.50%, 03/15/30(a)	83	74,551
Masco Corp.
3.13%, 02/15/51(a)	60	39,447
3.50%, 11/15/27(a)	188	182,835
4.50%, 05/15/47(a)	105	89,305
Mohawk Industries Inc., 3.63%, 05/15/30	5	4,714
Owens Corning
3.40%, 08/15/26	93	91,433
3.95%, 08/15/29	420	406,758
4.30%, 07/15/47	147	121,375
4.40%, 01/30/48	104	87,110
5.50%, 06/15/27	60	61,124
5.70%, 06/15/34	80	82,700
5.95%, 06/15/54	360	370,990
7.00%, 12/01/36	223	254,236
Trane Technologies Financing Ltd.
3.50%, 03/21/26	2,011	1,986,990
3.80%, 03/21/29	1,048	1,015,551
5.10%, 06/13/34	485	488,581
5.25%, 03/03/33	950	966,265
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	$2,353	$2,293,311
4.30%, 02/21/48(a)	132	111,783
5.75%, 06/15/43	241	249,359
Vulcan Materials Co.
3.90%, 04/01/27	85	83,914
4.50%, 06/15/47	107	92,489
4.70%, 03/01/48	34	30,316
4.95%, 12/01/29	55	55,438
5.35%, 12/01/34	90	91,414
5.70%, 12/01/54	125	125,682
		26,176,496
Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44	135	123,857
Cabot Corp., 4.00%, 07/01/29	65	62,646
Celanese U.S. Holdings LLC
6.42%, 07/15/27	5	5,122
6.58%, 07/15/29(a)	10	10,384
6.63%, 07/15/32(a)	9	9,375
CF Industries Inc.
4.95%, 06/01/43	120	107,845
5.38%, 03/15/44	156	147,160
Dow Chemical Co. (The)
3.60%, 11/15/50	197	138,689
4.25%, 10/01/34	196	180,425
4.38%, 11/15/42	190	159,477
4.63%, 10/01/44	88	76,120
4.80%, 11/30/28(a)	42	42,289
4.80%, 05/15/49	157	133,490
5.15%, 02/15/34(a)	355	353,208
5.25%, 11/15/41	114	107,607
5.35%, 03/15/35	75	74,754
5.55%, 11/30/48	225	214,679
5.60%, 02/15/54(a)	60	57,242
5.95%, 03/15/55	125	124,055
6.30%, 03/15/33(a)	298	321,894
6.90%, 05/15/53(a)	55	61,503
9.40%, 05/15/39	204	276,284
DuPont de Nemours Inc.
4.73%, 11/15/28	629	633,181
5.32%, 11/15/38(a)	298	309,937
5.42%, 11/15/48	463	477,393
Eastman Chemical Co.
4.65%, 10/15/44	180	156,684
4.80%, 09/01/42	189	170,362
Ecolab Inc.
1.30%, 01/30/31	652	541,964
2.13%, 02/01/32	30	25,478
2.13%, 08/15/50	75	41,977
2.70%, 11/01/26	4,664	4,543,544
2.70%, 12/15/51	71	44,580
3.25%, 12/01/27	2,042	1,986,765
4.80%, 03/24/30	1,060	1,074,581
FMC Corp.
3.20%, 10/01/26	15	14,611
3.45%, 10/01/29	24	22,099
4.50%, 10/01/49	76	58,196
5.65%, 05/18/33(a)	60	59,543
6.38%, 05/18/53	15	14,736
International Flavors & Fragrances Inc.
4.38%, 06/01/47	239	193,570
81
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.45%, 09/26/28	$206	$203,522
5.00%, 09/26/48(a)	63	54,932
LYB International Finance BV
4.88%, 03/15/44	200	176,435
5.25%, 07/15/43	195	180,126
LYB International Finance II BV, 3.50%, 03/02/27	69	67,598
LYB International Finance III LLC
3.63%, 04/01/51	184	128,031
3.80%, 10/01/60	362	250,018
4.20%, 10/15/49	217	167,458
4.20%, 05/01/50	233	179,048
5.50%, 03/01/34(a)	200	200,621
5.63%, 05/15/33	381	390,493
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	401	326,234
Mosaic Co. (The)
4.05%, 11/15/27	60	59,140
4.88%, 11/15/41	45	40,682
5.45%, 11/15/33(a)	347	350,629
5.63%, 11/15/43	55	53,439
Nutrien Ltd.
3.95%, 05/13/50	80	61,762
4.13%, 03/15/35	517	470,489
4.20%, 04/01/29	98	96,059
4.90%, 06/01/43	72	66,067
5.00%, 04/01/49	103	94,273
5.20%, 06/21/27	80	81,093
5.25%, 01/15/45	171	162,140
5.40%, 06/21/34	160	161,912
5.63%, 12/01/40	52	52,402
5.80%, 03/27/53(a)	169	171,347
5.88%, 12/01/36	53	55,261
6.13%, 01/15/41	65	68,374
PPG Industries Inc.
2.80%, 08/15/29	72	66,700
3.75%, 03/15/28	56	54,941
Rohm & Haas Co., 7.85%, 07/15/29	23	25,559
RPM International Inc.
4.25%, 01/15/48(a)	19	16,200
4.55%, 03/01/29	41	40,755
5.25%, 06/01/45	62	59,993
Sherwin-Williams Co. (The)
2.30%, 05/15/30	120	106,492
2.95%, 08/15/29	62	57,775
3.30%, 05/15/50(a)	65	45,060
3.45%, 06/01/27	40	39,157
3.80%, 08/15/49	26	19,843
4.00%, 12/15/42	65	53,462
4.50%, 06/01/47	418	362,764
4.55%, 08/01/45	147	129,193
Westlake Corp.
3.38%, 08/15/61(a)	130	80,100
5.00%, 08/15/46(a)	33	29,670
		18,714,555
Commercial Services — 1.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	3,704	3,129,640
1.70%, 05/15/28	4,358	4,031,864
4.45%, 09/09/34	60	58,432
Block Financial LLC, 3.88%, 08/15/30(a)	274	257,332
Cintas Corp. No. 2, 3.70%, 04/01/27	99	97,611
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc.
5.40%, 08/15/32(a)	$50	$50,926
5.95%, 08/15/52(a)	129	129,173
GXO Logistics Inc.
1.65%, 07/15/26	963	923,879
2.65%, 07/15/31(a)	587	507,175
6.50%, 05/06/34(a)	50	51,706
Moody's Corp.
3.10%, 11/29/61	140	88,000
3.25%, 01/15/28	27	26,186
3.25%, 05/20/50(a)	84	58,408
4.25%, 02/01/29	25	24,839
4.25%, 08/08/32	90	86,551
4.88%, 12/17/48	194	178,149
5.25%, 07/15/44	32	31,282
PayPal Holdings Inc.
2.30%, 06/01/30	117	104,424
2.85%, 10/01/29(a)	75	69,732
3.25%, 06/01/50	271	187,858
5.05%, 06/01/52(a)	81	76,030
5.25%, 06/01/62(a)	204	190,126
Quanta Services Inc.
2.35%, 01/15/32(a)	485	409,074
2.90%, 10/01/30	589	530,391
3.05%, 10/01/41	181	128,535
4.75%, 08/09/27	75	75,081
5.25%, 08/09/34	75	74,186
RELX Capital Inc.
3.00%, 05/22/30(a)	2,169	2,000,122
4.00%, 03/18/29	1,737	1,694,913
S&P Global Inc.
2.30%, 08/15/60	700	363,442
2.50%, 12/01/29(a)	45	41,022
3.25%, 12/01/49	303	215,763
3.90%, 03/01/62	55	41,956
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	680	589,044
		16,522,852
Computers — 1.8%
Apple Inc.
2.40%, 08/20/50	372	226,475
2.55%, 08/20/60(a)	1,245	745,410
2.65%, 05/11/50	296	190,775
2.65%, 02/08/51	250	158,935
2.70%, 08/05/51	347	222,009
2.80%, 02/08/61	209	128,028
2.85%, 08/05/61	343	212,646
2.95%, 09/11/49	246	169,418
3.35%, 08/08/32(a)	215	201,135
3.45%, 02/09/45	213	167,685
3.75%, 09/12/47	180	144,938
3.75%, 11/13/47	32	25,802
3.85%, 05/04/43	211	179,122
3.85%, 08/04/46	538	443,867
3.95%, 08/08/52	468	384,288
4.10%, 08/08/62	335	272,693
4.25%, 02/09/47	322	283,668
4.38%, 05/13/45	225	203,185
4.50%, 02/23/36(a)	141	140,544
4.65%, 02/23/46	1,020	953,994
Dell Inc., 6.50%, 04/15/38	170	182,413
Schedule of Investments
82

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
5.40%, 04/15/34	$45	$45,727
8.10%, 07/15/36	192	231,618
8.35%, 07/15/46(a)	204	263,949
DXC Technology Co., 2.38%, 09/15/28	65	59,657
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	909	882,495
4.40%, 09/25/27	292	290,612
4.45%, 09/25/26	293	292,659
4.55%, 10/15/29	615	610,052
4.85%, 10/15/31	384	382,681
5.00%, 10/15/34	570	560,929
5.25%, 07/01/28	484	493,618
5.60%, 10/15/54	275	268,111
6.20%, 10/15/35	475	508,302
HP Inc.
4.20%, 04/15/32(a)	320	303,761
5.50%, 01/15/33	360	367,410
6.00%, 09/15/41(a)	476	488,176
IBM International Capital Pte Ltd.
4.90%, 02/05/34	37	36,398
5.30%, 02/05/54	220	209,139
International Business Machines Corp.
2.95%, 05/15/50	233	151,679
3.30%, 05/15/26	328	323,290
3.30%, 01/27/27	849	831,996
3.50%, 05/15/29	1,338	1,280,958
4.00%, 06/20/42	180	150,099
4.15%, 05/15/39	164	144,502
4.25%, 05/15/49	575	475,867
4.65%, 02/10/28	200	200,577
4.70%, 02/19/46	119	106,525
4.75%, 02/06/33(a)	245	242,819
4.80%, 02/10/30	200	201,001
4.90%, 07/27/52	50	45,297
5.00%, 02/10/32	200	201,221
5.10%, 02/06/53	85	79,273
5.20%, 02/10/35(a)	200	201,254
5.60%, 11/30/39	136	139,252
5.70%, 02/10/55	200	201,315
5.88%, 11/29/32	223	238,173
6.22%, 08/01/27(a)	504	524,375
6.50%, 01/15/28	117	123,480
7.13%, 12/01/96	62	78,275
Kyndryl Holdings Inc., 3.15%, 10/15/31	25	22,115
Leidos Inc.
2.30%, 02/15/31	215	184,970
4.38%, 05/15/30	656	636,096
NetApp Inc., 2.70%, 06/22/30	1,050	941,830
Teledyne FLIR LLC, 2.50%, 08/01/30	75	66,697
Western Digital Corp.
2.85%, 02/01/29	192	175,016
3.10%, 02/01/32	337	288,229
		20,188,505
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47	532	425,478
4.00%, 08/15/45(a)	281	241,189
Conopco Inc., Series E, 7.25%, 12/15/26	70	73,430
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	33	29,781
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.60%, 04/15/30(a)	$76	$68,615
3.13%, 12/01/49	203	134,259
4.15%, 03/15/47	126	101,797
4.38%, 06/15/45	99	83,055
6.00%, 05/15/37(a)	54	57,089
Kenvue Inc., 5.20%, 03/22/63	328	314,126
Procter & Gamble Co. (The)
2.45%, 11/03/26	356	346,437
2.80%, 03/25/27(a)	50	48,678
2.85%, 08/11/27	1,171	1,135,447
3.00%, 03/25/30	76	71,427
3.50%, 10/25/47	25	19,975
3.60%, 03/25/50	115	89,564
5.55%, 03/05/37(a)	430	461,668
5.80%, 08/15/34(a)	114	123,916
Unilever Capital Corp.
1.38%, 09/14/30	210	178,052
1.75%, 08/12/31	815	688,667
2.13%, 09/06/29	295	267,372
3.50%, 03/22/28	117	114,353
4.63%, 08/12/34	100	98,364
5.00%, 12/08/33(a)	446	454,436
5.90%, 11/15/32(a)	486	525,390
Series 30Y, 2.63%, 08/12/51	269	170,195
		6,322,760
Distribution & Wholesale — 0.4%
LKQ Corp.
5.75%, 06/15/28	1,615	1,657,984
6.25%, 06/15/33	1,400	1,467,081
WW Grainger Inc.
3.75%, 05/15/46	184	148,602
4.20%, 05/15/47	206	174,111
4.45%, 09/15/34	649	626,039
4.60%, 06/15/45	323	295,851
		4,369,668
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	153	147,500
3.00%, 10/29/28	589	552,941
3.30%, 01/30/32	991	877,980
3.40%, 10/29/33	629	546,317
3.65%, 07/21/27	280	272,874
3.85%, 10/29/41	192	154,279
3.88%, 01/23/28	317	309,876
4.45%, 04/03/26	402	401,064
4.63%, 10/15/27	186	185,292
4.95%, 09/10/34	62	60,064
5.10%, 01/19/29	150	151,376
5.30%, 01/19/34	349	348,951
5.75%, 06/06/28	150	154,205
6.15%, 09/30/30	150	158,411
6.95%, 03/10/55, (5-year CMT + 2.720%)(b)	346	355,830
Air Lease Corp.
2.88%, 01/15/32	246	214,014
3.00%, 02/01/30	169	154,906
3.13%, 12/01/30	55	49,882
3.25%, 10/01/29(a)	202	188,889
3.63%, 04/01/27	251	246,313
3.63%, 12/01/27	253	246,314
83
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 06/01/26	$250	$247,242
4.63%, 10/01/28	248	247,047
Aircastle Ltd., 4.25%, 06/15/26	819	813,357
Ally Financial Inc.
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)	50	52,457
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	50	52,528
8.00%, 11/01/31	757	854,045
American Express Co.
3.13%, 05/20/26	1,085	1,068,790
4.05%, 12/03/42	240	205,676
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)(b)	187	180,482
4.99%, 05/26/33, (1-day SOFR + 2.255%)(b)	195	193,836
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	90	90,954
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	180	180,483
5.09%, 01/30/31(b)	225	227,835
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	60	60,644
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	195	199,325
5.28%, 07/26/35, (1-day SOFR + 1.420%)(b)	320	322,379
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	65	65,774
5.44%, 01/30/36(b)	225	229,471
5.63%, 07/28/34, (1-day SOFR + 1.930%)(b)	287	292,808
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(b)	45	45,546
5.92%, 04/25/35, (1-day SOFR + 1.630%)(b)	445	461,024
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	125	135,065
American Express Credit Corp., 3.30%, 05/03/27	715	698,304
Ameriprise Financial Inc., 2.88%, 09/15/26	23	22,499
Brookfield Capital Finance LLC, 6.09%, 06/14/33	487	510,933
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	539	456,632
Brookfield Finance Inc.
3.50%, 03/30/51	213	151,165
3.63%, 02/15/52	130	94,015
3.90%, 01/25/28	296	290,717
4.25%, 06/02/26	359	357,894
4.35%, 04/15/30	34	33,202
4.70%, 09/20/47	224	198,485
4.85%, 03/29/29	112	112,416
5.68%, 01/15/35	396	405,265
5.97%, 03/04/54(a)	130	134,301
6.35%, 01/05/34	335	358,055
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	239	167,938
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)(b)	397	329,372
2.62%, 11/02/32, (1-day SOFR + 1.265%)(b)	135	115,098
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	40	37,507
3.80%, 01/31/28	370	361,839
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	90	90,248
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)(b)	150	151,712
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)(b)	415	413,211
5.82%, 02/01/34, (1-day SOFR + 2.600%)(b)	110	112,391
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	135	140,645
6.38%, 06/08/34, (1-day SOFR + 2.860%)(b)	285	302,395
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	40	44,780
Cboe Global Markets Inc.
1.63%, 12/15/30	25	21,160
3.00%, 03/16/32	522	463,908
3.65%, 01/12/27	132	130,290
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp. (The)
1.95%, 12/01/31	$215	$179,717
2.00%, 03/20/28	85	79,080
2.30%, 05/13/31(a)	135	117,544
2.90%, 03/03/32	420	369,277
3.20%, 01/25/28	39	37,700
3.25%, 05/22/29	5	4,752
4.00%, 02/01/29	45	44,142
4.63%, 03/22/30	85	85,786
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	25	26,149
6.14%, 08/24/34, (1-day SOFR + 2.010%)(b)	225	240,216
CI Financial Corp.
3.20%, 12/17/30	271	235,948
4.10%, 06/15/51(a)	100	72,038
CME Group Inc.
2.65%, 03/15/32	20	17,578
3.75%, 06/15/28	89	87,526
4.15%, 06/15/48(a)	38	32,550
5.30%, 09/15/43	45	45,982
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	650	732,386
Discover Financial Services
4.10%, 02/09/27	704	695,450
6.70%, 11/29/32(a)	249	269,835
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(b)	225	260,807
Eaton Vance Corp., 3.50%, 04/06/27(a)	200	196,018
Franklin Resources Inc., 2.95%, 08/12/51(a)	35	22,691
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	165	133,576
2.65%, 09/15/40	97	70,243
3.00%, 06/15/50(a)	337	224,041
3.00%, 09/15/60	643	394,927
3.10%, 09/15/27	20	19,372
3.75%, 09/21/28	35	34,107
4.25%, 09/21/48	281	238,447
4.60%, 03/15/33	185	180,689
4.95%, 06/15/52	260	240,607
5.20%, 06/15/62	300	285,912
Invesco Finance PLC, 5.38%, 11/30/43	186	180,361
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(c)	630	615,321
Jefferies Financial Group Inc.
4.15%, 01/23/30	22	21,129
6.25%, 01/15/36	93	96,123
6.50%, 01/20/43	80	84,817
Legg Mason Inc.
4.75%, 03/15/26(a)	454	454,414
5.63%, 01/15/44	282	282,225
Mastercard Inc.
2.95%, 06/01/29	15	14,169
2.95%, 03/15/51(a)	128	86,166
3.35%, 03/26/30	55	52,075
3.65%, 06/01/49	269	209,084
3.80%, 11/21/46(a)	116	94,408
3.85%, 03/26/50	281	225,790
3.95%, 02/26/48	123	101,662
4.55%, 03/15/28	55	55,461
4.55%, 01/15/35	20	19,519
4.95%, 03/15/32	150	152,153
Nasdaq Inc.
1.65%, 01/15/31(a)	240	202,646
Schedule of Investments
84

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.25%, 04/28/50	$119	$82,171
3.85%, 06/30/26	185	183,564
3.95%, 03/07/52	165	129,610
5.35%, 06/28/28	308	315,046
5.55%, 02/15/34(a)	673	697,168
5.95%, 08/15/53(a)	99	103,137
6.10%, 06/28/63	111	115,538
Nomura Holdings Inc.
2.17%, 07/14/28	735	675,457
2.33%, 01/22/27	161	154,100
2.61%, 07/14/31	492	426,813
2.68%, 07/16/30	447	398,943
2.71%, 01/22/29	251	232,011
3.00%, 01/22/32	201	176,384
3.10%, 01/16/30(a)	580	534,908
5.39%, 07/06/27	200	202,754
5.61%, 07/06/29	55	56,551
5.78%, 07/03/34	200	206,627
5.84%, 01/18/28	200	205,631
6.07%, 07/12/28	200	207,768
6.09%, 07/12/33	200	211,988
6.18%, 01/18/33	200	212,024
ORIX Corp.
2.25%, 03/09/31	24	20,736
3.70%, 07/18/27	56	54,905
4.00%, 04/13/32	225	212,342
5.20%, 09/13/32	145	147,354
5.40%, 02/25/35(a)	75	76,381
Radian Group Inc., 4.88%, 03/15/27	85	84,739
Raymond James Financial Inc.
3.75%, 04/01/51	160	118,599
4.65%, 04/01/30(a)	117	116,874
4.95%, 07/15/46	214	196,221
Synchrony Financial
2.88%, 10/28/31	134	114,259
3.70%, 08/04/26	381	374,429
3.95%, 12/01/27	752	733,186
5.15%, 03/19/29	449	447,386
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(b)	165	168,381
Visa Inc.
2.00%, 08/15/50	257	143,264
2.05%, 04/15/30	5	4,464
3.65%, 09/15/47	138	109,183
4.15%, 12/14/35	533	505,326
4.30%, 12/14/45	583	515,392
Voya Financial Inc.
3.65%, 06/15/26	20	19,744
4.70%, 01/23/48(b)	185	175,903
Western Union Co. (The), 6.20%, 11/17/36(a)	299	305,503
		37,505,803
Electric — 8.4%
AEP Texas Inc.
3.45%, 05/15/51	574	394,455
4.70%, 05/15/32	376	366,017
5.25%, 05/15/52	390	358,697
5.40%, 06/01/33	672	676,099
5.45%, 05/15/29	100	102,468
5.70%, 05/15/34	232	236,756
Series G, 4.15%, 05/01/49	80	62,156
Series H, 3.45%, 01/15/50	192	133,759
Security	Par (000)	Value
Electric (continued)
Avangrid Inc., 3.80%, 06/01/29	$4,710	$4,525,927
Avista Corp.
4.00%, 04/01/52	638	486,924
4.35%, 06/01/48	545	462,539
Baltimore Gas & Electric Co.
2.40%, 08/15/26	1,200	1,167,069
3.20%, 09/15/49	489	331,501
3.50%, 08/15/46	254	188,648
3.75%, 08/15/47	163	125,501
4.25%, 09/15/48	186	152,594
5.40%, 06/01/53	62	60,296
5.65%, 06/01/54(a)	355	356,414
6.35%, 10/01/36	160	174,216
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	337	268,618
3.60%, 03/01/52	480	355,128
3.95%, 03/01/48	259	206,216
4.50%, 04/01/44	187	166,133
5.30%, 04/01/53(a)	70	67,829
Series AA, 3.00%, 02/01/27	79	76,943
Series AC, 4.25%, 02/01/49	296	245,598
Series AD, 2.90%, 07/01/50	110	70,916
Series AF, 3.35%, 04/01/51	175	123,663
Series K2, 6.95%, 03/15/33	93	104,465
Series Z, 2.40%, 09/01/26	103	100,072
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	350	361,787
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(b)	500	439,920
4.75%, 06/01/50, (5-year CMT + 4.116%)(b)	555	525,223
Commonwealth Edison Co.
2.20%, 03/01/30	1,087	970,129
2.55%, 06/15/26	2,029	1,985,056
3.00%, 03/01/50	365	240,458
3.65%, 06/15/46	239	182,915
3.70%, 08/15/28	161	157,046
3.70%, 03/01/45	199	155,763
3.80%, 10/01/42	170	138,173
4.00%, 03/01/48	292	233,267
4.00%, 03/01/49	220	174,165
4.35%, 11/15/45	177	151,214
4.60%, 08/15/43	35	31,429
4.70%, 01/15/44	113	102,467
5.30%, 06/01/34	70	71,514
5.65%, 06/01/54	103	104,193
5.90%, 03/15/36	248	261,913
6.45%, 01/15/38	164	181,812
Series 122, 2.95%, 08/15/27	56	54,074
Series 123, 3.75%, 08/15/47	269	208,540
Series 127, 3.20%, 11/15/49	292	199,475
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	597	481,481
4.30%, 04/15/44	300	259,610
4.95%, 01/15/30	50	50,697
4.95%, 08/15/34	45	44,760
5.25%, 01/15/53	45	43,715
Series A, 2.05%, 07/01/31	395	336,542
Series A, 3.20%, 03/15/27	1,109	1,082,459
Series A, 4.15%, 06/01/45	459	384,905
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	53	36,976
85
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.70%, 11/15/59	$264	$187,252
3.80%, 05/15/28(a)	96	93,900
3.85%, 06/15/46	190	149,230
3.95%, 03/01/43	115	94,432
4.45%, 03/15/44	217	188,375
4.50%, 12/01/45	217	188,343
4.50%, 05/15/58	120	99,197
4.63%, 12/01/54	160	137,944
5.70%, 06/15/40	135	138,284
Series 05-A, 5.30%, 03/01/35	210	213,142
Series 06-A, 5.85%, 03/15/36	194	204,080
Series 06-B, 6.20%, 06/15/36	95	102,963
Series 07-A, 6.30%, 08/15/37(a)	143	156,563
Series 08-B, 6.75%, 04/01/38	213	241,259
Series 09-C, 5.50%, 12/01/39(a)	147	148,435
Series 12-A, 4.20%, 03/15/42	139	118,698
Series 2017, 3.88%, 06/15/47	123	95,717
Series 20A, 3.35%, 04/01/30(a)	383	361,018
Series 20B, 3.95%, 04/01/50	309	244,705
Series A, 4.13%, 05/15/49	158	126,268
Series B, 3.13%, 11/15/27	96	92,814
Series C, 3.00%, 12/01/60	265	160,280
Series C, 4.00%, 11/15/57	110	83,249
Series C, 4.30%, 12/01/56(a)	129	103,447
Series D, 4.00%, 12/01/28	256	252,005
Series E, 4.65%, 12/01/48	113	98,983
Constellation Energy Generation LLC
5.60%, 06/15/42	54	52,848
5.75%, 10/01/41	92	91,414
5.80%, 03/01/33	550	569,758
6.25%, 10/01/39	170	179,666
Consumers Energy Co.
2.50%, 05/01/60	1,814	1,015,956
2.65%, 08/15/52	524	330,175
3.50%, 08/01/51	5	3,740
4.20%, 09/01/52	275	228,454
4.63%, 05/15/33	206	202,489
Delmarva Power & Light Co., 4.15%, 05/15/45	149	124,235
Dominion Energy Inc.
4.85%, 08/15/52(a)	427	373,089
6.63%, 05/15/55(b)	150	151,740
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(b)	38	39,361
Series B, 3.30%, 04/15/41	220	165,911
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(b)	505	534,033
Edison International
4.13%, 03/15/28(a)	233	221,868
5.45%, 06/15/29(a)	75	73,366
5.75%, 06/15/27(a)	204	204,382
6.95%, 11/15/29	30	30,955
El Paso Electric Co.
5.00%, 12/01/44(a)	115	101,382
6.00%, 05/15/35	92	94,512
Enel Americas SA, 4.00%, 10/25/26	1,076	1,061,361
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(b)	110	112,513
Entergy Louisiana LLC
2.90%, 03/15/51	589	374,954
4.20%, 09/01/48	260	211,187
4.20%, 04/01/50	288	233,136
Security	Par (000)	Value
Electric (continued)
4.95%, 01/15/45	$460	$418,569
5.70%, 03/15/54(a)	324	327,144
Entergy Texas Inc.
5.00%, 09/15/52	49	44,608
5.80%, 09/01/53	245	250,780
Eversource Energy
2.55%, 03/15/31(a)	190	165,440
3.45%, 01/15/50	541	382,094
5.00%, 01/01/27	20	20,106
5.13%, 05/15/33	49	48,474
5.45%, 03/01/28	135	137,736
5.50%, 01/01/34	301	302,639
5.85%, 04/15/31	85	88,316
5.95%, 07/15/34	234	243,539
Series M, 3.30%, 01/15/28	268	258,403
Series O, 4.25%, 04/01/29	182	177,785
Series R, 1.65%, 08/15/30(a)	2,287	1,934,603
Exelon Corp.
3.40%, 04/15/26	495	488,962
4.05%, 04/15/30	513	496,050
4.10%, 03/15/52	147	114,267
4.45%, 04/15/46	291	244,251
4.70%, 04/15/50	373	319,030
4.95%, 06/15/35	218	210,174
5.10%, 06/15/45	266	244,872
5.13%, 03/15/31	75	75,907
5.45%, 03/15/34	155	157,798
5.60%, 03/15/53	197	192,413
5.63%, 06/15/35	135	137,702
5.88%, 03/15/55	225	227,300
FirstEnergy Transmission LLC, 5.00%, 01/15/35	820	808,316
Florida Power & Light Co.
3.15%, 10/01/49	231	159,949
3.70%, 12/01/47	174	135,265
3.95%, 03/01/48	316	254,310
3.99%, 03/01/49	248	200,234
4.05%, 06/01/42	201	170,529
4.05%, 10/01/44	220	184,427
4.13%, 02/01/42	214	183,382
4.13%, 06/01/48	221	182,429
4.95%, 06/01/35	206	205,125
5.25%, 02/01/41	140	138,763
5.63%, 04/01/34(a)	346	363,649
5.65%, 02/01/37	112	117,416
5.69%, 03/01/40	90	94,086
5.95%, 02/01/38	161	172,478
5.96%, 04/01/39	125	134,073
Iberdrola International BV, 6.75%, 07/15/36	1,745	1,968,115
ITC Holdings Corp.
3.25%, 06/30/26	34	33,370
3.35%, 11/15/27	209	202,302
5.30%, 07/01/43	443	422,259
National Grid PLC
5.42%, 01/11/34	874	883,880
5.60%, 06/12/28	835	857,973
5.81%, 06/12/33	1,772	1,829,089
National Grid USA, 5.80%, 04/01/35	1,275	1,309,894
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32	161	152,174
4.30%, 03/15/49	392	327,072
4.40%, 11/01/48	169	142,486
Schedule of Investments
86

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.05%, 09/15/28	$40	$40,641
5.25%, 04/20/46(b)	224	221,095
Series C, 8.00%, 03/01/32	218	258,045
Nevada Power Co.
5.90%, 05/01/53	510	521,600
6.00%, 03/15/54	15	15,694
Series EE, 3.13%, 08/01/50	208	137,541
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	2,558	2,251,862
2.75%, 11/01/29	3,291	3,023,424
3.50%, 04/01/29	1,158	1,107,260
3.55%, 05/01/27	2,655	2,600,635
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	112	107,104
4.85%, 02/04/28(a)	80	80,708
5.05%, 03/15/30	100	101,062
5.25%, 03/15/34	110	110,406
5.30%, 03/15/32	85	86,250
5.45%, 03/15/35	100	101,166
5.90%, 03/15/55	165	168,221
6.75%, 06/15/54, (5-year CMT + 2.457%)(b)	68	69,919
NSTAR Electric Co.
1.95%, 08/15/31	322	272,220
3.10%, 06/01/51	338	228,500
3.20%, 05/15/27	1,990	1,937,151
3.25%, 05/15/29	320	302,501
3.95%, 04/01/30	1,148	1,112,701
4.40%, 03/01/44	474	409,807
4.55%, 06/01/52	20	17,209
4.85%, 03/01/30	50	50,211
5.20%, 03/01/35	50	50,151
5.40%, 06/01/34	85	86,916
5.50%, 03/15/40	140	140,857
Ohio Edison Co., 6.88%, 07/15/36	85	95,738
Ohio Power Co.
4.00%, 06/01/49	268	206,969
4.15%, 04/01/48	190	151,849
5.00%, 06/01/33	175	172,449
5.65%, 06/01/34	525	534,858
Series Q, 1.63%, 01/15/31	490	408,597
Series R, 2.90%, 10/01/51	424	263,394
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	485	293,466
3.10%, 09/15/49	488	327,864
3.75%, 04/01/45	358	281,127
3.80%, 09/30/47	177	137,273
3.80%, 06/01/49	342	261,368
4.10%, 11/15/48	231	186,112
4.55%, 12/01/41	55	49,503
4.60%, 06/01/52	85	73,153
4.65%, 11/01/29	75	74,943
4.95%, 09/15/52	150	136,262
5.25%, 09/30/40	45	44,325
5.30%, 06/01/42	30	29,492
5.35%, 10/01/52(a)	50	48,071
5.55%, 06/15/54	267	264,653
5.75%, 03/15/29(a)	97	100,939
7.25%, 01/15/33	27	30,785
Pacific Gas and Electric Co.
3.50%, 08/01/50	810	556,757
3.95%, 12/01/47	125	93,776
4.20%, 06/01/41	65	52,772
Security	Par (000)	Value
Electric (continued)
4.25%, 03/15/46(a)	$52	$41,180
4.30%, 03/15/45	173	137,972
4.40%, 03/01/32	160	149,932
4.45%, 04/15/42	115	96,460
4.50%, 07/01/40	409	354,312
4.60%, 06/15/43	132	111,723
4.75%, 02/15/44	115	98,299
4.95%, 07/01/50	670	577,083
5.25%, 03/01/52	506	452,755
5.90%, 06/15/32	579	593,057
6.15%, 01/15/33	384	397,246
6.75%, 01/15/53	513	553,270
PECO Energy Co.
2.85%, 09/15/51	105	67,192
3.00%, 09/15/49	528	356,858
3.05%, 03/15/51	95	63,352
3.70%, 09/15/47	365	281,660
3.90%, 03/01/48	377	298,241
4.15%, 10/01/44	283	239,362
4.60%, 05/15/52	30	26,253
5.95%, 10/01/36	106	114,331
Potomac Electric Power Co.
4.15%, 03/15/43	565	480,136
5.20%, 03/15/34	45	45,399
5.50%, 03/15/54	150	149,656
6.50%, 11/15/37	213	238,475
PPL Electric Utilities Corp.
3.00%, 10/01/49	213	144,188
3.95%, 06/01/47	92	75,237
4.15%, 10/01/45	75	63,859
4.15%, 06/15/48	214	179,128
4.85%, 02/15/34	255	253,484
5.00%, 05/15/33	506	510,015
5.25%, 05/15/53	620	607,669
6.25%, 05/15/39	57	63,571
Public Service Co. of New Hampshire
3.60%, 07/01/49	820	615,436
5.15%, 01/15/53	130	124,000
5.35%, 10/01/33(a)	235	240,086
Series V, 2.20%, 06/15/31(a)	457	395,002
Public Service Electric & Gas Co.
2.25%, 09/15/26	25	24,244
2.45%, 01/15/30	102	92,577
3.15%, 01/01/50	379	262,395
3.20%, 05/15/29	35	33,264
3.20%, 08/01/49	287	200,605
3.60%, 12/01/47	160	121,807
3.65%, 09/01/28	70	68,121
3.65%, 09/01/42	215	172,268
3.70%, 05/01/28(a)	108	105,693
3.80%, 01/01/43	155	126,656
3.80%, 03/01/46	322	256,837
3.85%, 05/01/49	283	224,982
3.95%, 05/01/42	121	101,468
4.05%, 05/01/48	166	136,178
5.00%, 03/01/35	35	35,206
5.20%, 03/01/34(a)	75	76,356
5.45%, 08/01/53(a)	21	20,944
5.45%, 03/01/54	50	49,696
5.50%, 03/01/40	120	122,581
5.80%, 05/01/37(a)	83	87,936
87
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Enterprise Group Inc.
1.60%, 08/15/30(a)	$1,917	$1,626,254
2.45%, 11/15/31	1,507	1,292,785
5.20%, 04/01/29	60	61,136
5.45%, 04/01/34(a)	741	750,496
6.13%, 10/15/33	185	195,742
San Diego Gas & Electric Co.
4.15%, 05/15/48	174	141,444
4.50%, 08/15/40	222	200,782
4.95%, 08/15/28	110	111,196
6.00%, 06/01/39	127	133,192
Series RRR, 3.75%, 06/01/47	168	128,567
Series TTT, 4.10%, 06/15/49	211	167,580
Series UUU, 3.32%, 04/15/50(a)	349	243,575
Series WWW, 2.95%, 08/15/51	118	75,865
Sempra
3.25%, 06/15/27	20	19,373
3.40%, 02/01/28(a)	165	159,176
3.80%, 02/01/38	351	290,186
4.00%, 02/01/48	389	292,288
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	387	366,654
6.00%, 10/15/39	263	267,884
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	122	121,760
Southern California Edison Co.
3.45%, 02/01/52	465	313,603
3.65%, 02/01/50	392	277,914
4.00%, 04/01/47	358	273,040
4.05%, 03/15/42	156	124,873
4.50%, 09/01/40	158	137,120
4.65%, 10/01/43	152	129,944
5.35%, 03/01/26	60	60,295
5.45%, 03/01/35(a)	50	49,701
5.50%, 03/15/40	111	106,398
5.63%, 02/01/36	162	161,823
5.70%, 03/01/53	98	93,683
5.75%, 04/15/54	309	297,171
5.88%, 12/01/53(a)	19	18,607
5.90%, 03/01/55(a)	55	54,549
6.00%, 01/15/34	320	331,213
6.05%, 03/15/39	89	90,394
6.65%, 04/01/29	221	227,338
Series 04-G, 5.75%, 04/01/35	112	113,262
Series 05-E, 5.35%, 07/15/35	139	137,191
Series 06-E, 5.55%, 01/15/37	70	68,554
Series 08-A, 5.95%, 02/01/38(a)	110	111,620
Series 13-A, 3.90%, 03/15/43	152	118,240
Series 20A, 2.95%, 02/01/51	45	27,935
Series A, 4.20%, 03/01/29(a)	32	31,049
Series B, 3.65%, 03/01/28	72	69,686
Series B, 4.88%, 03/01/49	56	47,985
Series C, 3.60%, 02/01/45	193	141,442
Series C, 4.13%, 03/01/48	269	206,465
Series E, 5.45%, 06/01/52(a)	29	26,832
Series H, 3.65%, 06/01/51	18	12,673
Toledo Edison Co. (The), 6.15%, 05/15/37	245	263,859
		94,777,809
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,101	952,295
Security	Par (000)	Value
Electrical Components & Equipment (continued)
Emerson Electric Co.
2.80%, 12/21/51	$150	$96,181
5.25%, 11/15/39	15	15,394
		1,063,870
Electronics — 0.8%
Allegion PLC, 3.50%, 10/01/29	615	583,672
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	447	434,845
5.41%, 07/01/32	612	622,625
5.60%, 05/29/34	545	553,894
Amphenol Corp., 2.80%, 02/15/30(a)	41	37,662
Avnet Inc.
3.00%, 05/15/31	300	261,322
5.50%, 06/01/32	460	460,596
Flex Ltd.
4.88%, 06/15/29(a)	424	422,239
4.88%, 05/12/30	708	701,945
5.25%, 01/15/32	10	9,990
Fortive Corp.
3.15%, 06/15/26	41	40,297
4.30%, 06/15/46	82	68,645
Honeywell International Inc.
2.50%, 11/01/26	1,859	1,804,752
2.70%, 08/15/29	7	6,512
3.81%, 11/21/47	153	120,216
4.65%, 07/30/27	100	100,530
4.70%, 02/01/30	25	25,111
4.75%, 02/01/32	25	24,966
4.88%, 09/01/29	40	40,669
4.95%, 09/01/31	45	45,747
5.00%, 03/01/35	135	134,802
5.25%, 03/01/54(a)	220	212,024
5.35%, 03/01/64	275	266,850
5.38%, 03/01/41	165	167,065
5.70%, 03/15/36(a)	166	176,613
5.70%, 03/15/37(a)	153	161,298
Hubbell Inc.
3.15%, 08/15/27	28	27,059
3.35%, 03/01/26	85	83,896
3.50%, 02/15/28	42	40,685
Keysight Technologies Inc.
3.00%, 10/30/29	180	166,417
4.60%, 04/06/27	738	738,345
4.95%, 10/15/34	50	49,147
Trimble Inc., 4.90%, 06/15/28	381	382,491
Tyco Electronics Group SA, 7.13%, 10/01/37	129	150,731
Vontier Corp.
2.40%, 04/01/28	203	187,789
2.95%, 04/01/31	204	177,871
		9,489,318
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42	247	204,527
5.14%, 03/15/52	1,340	1,035,893
5.39%, 03/15/62	1,016	775,476
		2,015,896
Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33	40	33,217
3.05%, 03/01/50	348	241,960
Schedule of Investments
88

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
5.70%, 05/15/41	$50	$51,373
6.20%, 03/01/40	20	21,824
Veralto Corp.
5.35%, 09/18/28(a)	498	510,107
5.45%, 09/18/33	745	765,041
5.50%, 09/18/26	33	33,439
Waste Connections Inc.
2.60%, 02/01/30(a)	15	13,647
2.95%, 01/15/52	387	250,810
3.05%, 04/01/50(a)	62	42,153
Waste Management Inc.
2.50%, 11/15/50	416	251,578
3.15%, 11/15/27	55	53,324
4.10%, 03/01/45	27	23,030
4.15%, 07/15/49	176	147,908
		2,439,411
Food — 2.1%
Ahold Finance USA LLC, 6.88%, 05/01/29	238	258,326
Conagra Brands Inc.
4.85%, 11/01/28	70	70,020
5.30%, 11/01/38	210	201,963
5.40%, 11/01/48	358	333,239
8.25%, 09/15/30	235	270,630
General Mills Inc.
2.25%, 10/14/31	858	732,243
2.88%, 04/15/30	1,085	992,453
3.00%, 02/01/51(a)	231	151,668
3.20%, 02/10/27	1,242	1,212,198
4.20%, 04/17/28(a)	848	839,496
4.70%, 01/30/27	171	171,594
4.88%, 01/30/30	130	130,451
4.95%, 03/29/33	61	60,662
5.25%, 01/30/35(a)	150	151,167
5.40%, 06/15/40	93	92,482
5.50%, 10/17/28	20	20,594
Hershey Co. (The)
2.45%, 11/15/29	48	44,042
3.13%, 11/15/49	17	11,826
3.38%, 08/15/46	35	26,126
Hormel Foods Corp., 3.05%, 06/03/51	312	210,419
Ingredion Inc.
2.90%, 06/01/30	954	871,228
3.20%, 10/01/26	103	100,785
3.90%, 06/01/50	258	197,593
J.M. Smucker Co. (The)
2.38%, 03/15/30	86	77,076
3.38%, 12/15/27(a)	59	57,359
4.25%, 03/15/35	172	159,402
4.38%, 03/15/45	102	86,622
6.20%, 11/15/33(a)	20	21,380
6.50%, 11/15/43	40	43,527
6.50%, 11/15/53(a)	350	386,375
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.50%, 12/01/52	170	180,660
Kellanova
2.10%, 06/01/30	1,450	1,283,642
3.25%, 04/01/26	1,947	1,921,924
3.40%, 11/15/27(a)	1,212	1,178,290
4.30%, 05/15/28	1,144	1,137,157
5.25%, 03/01/33	200	202,978
5.75%, 05/16/54	20	20,703
Security	Par (000)	Value
Food (continued)
Series B, 7.45%, 04/01/31	$265	$299,951
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	198	202,021
Kraft Heinz Foods Co.
4.38%, 06/01/46	351	292,888
4.88%, 10/01/49	441	390,495
5.00%, 07/15/35(a)	80	79,143
5.00%, 06/04/42	91	84,140
5.20%, 03/15/32	150	152,072
5.20%, 07/15/45	423	395,923
5.40%, 03/15/35	150	152,350
5.50%, 06/01/50	365	351,888
6.50%, 02/09/40	202	220,140
6.88%, 01/26/39	210	236,161
Kroger Co. (The)
2.65%, 10/15/26	83	80,536
3.70%, 08/01/27	74	72,683
3.88%, 10/15/46(a)	127	98,930
3.95%, 01/15/50	193	150,145
4.45%, 02/01/47	326	276,578
4.65%, 01/15/48	145	126,577
5.00%, 09/15/34	275	271,562
5.00%, 04/15/42	89	83,628
5.15%, 08/01/43	131	123,700
5.40%, 07/15/40	60	59,793
5.40%, 01/15/49(a)	95	92,248
5.50%, 09/15/54	275	267,285
5.65%, 09/15/64	265	258,365
6.90%, 04/15/38(a)	131	147,839
7.50%, 04/01/31	186	210,950
McCormick & Co. Inc./MD
1.85%, 02/15/31	295	248,966
2.50%, 04/15/30	317	284,094
3.40%, 08/15/27(a)	352	343,286
4.20%, 08/15/47	287	240,642
Mondelez International Inc.
2.63%, 09/04/50	143	86,930
2.75%, 04/13/30	33	30,011
4.13%, 05/07/28(a)	35	34,627
Sysco Corp.
2.40%, 02/15/30(a)	132	118,744
3.30%, 02/15/50	205	141,498
4.45%, 03/15/48	104	87,377
4.50%, 04/01/46	67	57,579
4.85%, 10/01/45	118	106,888
5.38%, 09/21/35	40	40,723
5.95%, 04/01/30	177	185,700
6.60%, 04/01/40	92	102,393
6.60%, 04/01/50(a)	330	367,375
The Campbell's Co.
2.38%, 04/24/30(a)	55	48,956
3.13%, 04/24/50	188	126,561
4.15%, 03/15/28	830	818,710
4.75%, 03/23/35	55	53,127
4.80%, 03/15/48	199	177,708
5.25%, 10/13/54	40	37,206
5.40%, 03/21/34(a)	148	150,368
Tyson Foods Inc.
4.35%, 03/01/29	20	19,668
4.55%, 06/02/47	173	147,870
5.10%, 09/28/48	282	259,348
89
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.15%, 08/15/44	$65	$60,967
		23,463,613
Forest Products & Paper — 0.2%
International Paper Co.
4.35%, 08/15/48	128	106,930
4.40%, 08/15/47	239	199,920
4.80%, 06/15/44	183	164,766
5.00%, 09/15/35	220	218,645
5.15%, 05/15/46	20	18,645
6.00%, 11/15/41	213	222,361
7.30%, 11/15/39	75	87,777
Suzano Austria GmbH
3.13%, 01/15/32	232	198,423
3.75%, 01/15/31	304	275,726
5.00%, 01/15/30	357	348,345
6.00%, 01/15/29	393	401,301
		2,242,839
Gas — 0.8%
Atmos Energy Corp.
2.63%, 09/15/29	10	9,245
2.85%, 02/15/52	115	73,393
3.00%, 06/15/27	15	14,562
3.38%, 09/15/49	282	202,122
4.13%, 10/15/44	188	157,719
4.13%, 03/15/49	167	135,080
4.15%, 01/15/43	39	33,466
4.30%, 10/01/48	75	63,074
5.50%, 06/15/41	28	28,755
National Fuel Gas Co.
2.95%, 03/01/31	129	113,319
3.95%, 09/15/27	420	410,956
4.75%, 09/01/28	70	69,602
5.50%, 10/01/26	45	45,498
5.50%, 03/15/30	35	35,488
5.95%, 03/15/35	25	25,588
NiSource Inc.
5.00%, 06/15/52(a)	215	195,835
5.35%, 04/01/34	1,065	1,076,227
5.40%, 06/30/33	186	188,165
5.95%, 06/15/41	20	20,729
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)(b)	300	299,511
6.95%, 11/30/54, (5-year CMT + 2.451%)(b)	100	102,644
ONE Gas Inc.
2.00%, 05/15/30	1,815	1,592,992
4.25%, 09/01/32	500	480,000
4.50%, 11/01/48	198	168,424
4.66%, 02/01/44	138	124,591
5.10%, 04/01/29	765	778,707
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	570	497,069
3.35%, 06/01/50	165	112,664
5.05%, 05/15/52	238	213,205
5.10%, 02/15/35	75	74,338
5.40%, 06/15/33	60	60,972
Southern California Gas Co.
5.13%, 11/15/40	90	87,090
Series TT, 2.60%, 06/15/26	689	672,965
Series UU, 4.13%, 06/01/48	224	181,088
Series VV, 4.30%, 01/15/49	261	213,442
Series WW, 3.95%, 02/15/50	250	192,285
Security	Par (000)	Value
Gas (continued)
Series XX, 2.55%, 02/01/30	$32	$28,926
Southwest Gas Corp.
3.18%, 08/15/51	90	59,049
3.70%, 04/01/28(a)	35	34,048
3.80%, 09/29/46(a)	159	121,362
4.15%, 06/01/49	141	111,018
Spire Missouri Inc., 3.30%, 06/01/51	150	105,184
Washington Gas Light Co.
3.65%, 09/15/49	362	269,110
Series K, 3.80%, 09/15/46	80	62,152
		9,541,659
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	15	10,336
3.25%, 03/01/27	40	39,082
4.10%, 03/01/48	15	12,468
Stanley Black & Decker Inc., 2.30%, 03/15/30	35	30,909
		92,795
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	400	396,746
4.90%, 11/30/46	81	77,665
5.30%, 05/27/40	68	70,435
6.00%, 04/01/39	143	158,350
6.15%, 11/30/37	190	212,050
Agilent Technologies Inc.
2.30%, 03/12/31(a)	80	69,451
2.75%, 09/15/29	737	679,313
3.05%, 09/22/26	515	503,516
4.75%, 09/09/34	90	87,670
Baxter International Inc.
2.54%, 02/01/32(a)	280	240,302
3.13%, 12/01/51(a)	437	286,913
3.50%, 08/15/46	220	160,222
Boston Scientific Corp.
4.55%, 03/01/39	25	23,551
4.70%, 03/01/49(a)	313	285,155
6.50%, 11/15/35	130	146,177
7.38%, 01/15/40	118	143,915
Danaher Corp.
2.60%, 10/01/50	285	176,051
2.80%, 12/10/51	528	336,164
4.38%, 09/15/45	132	116,323
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	609	546,866
DH Europe Finance II SARL
2.60%, 11/15/29	46	42,225
3.25%, 11/15/39	308	245,932
3.40%, 11/15/49(a)	393	286,633
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,825	2,795,927
GE HealthCare Technologies Inc., 6.38%, 11/22/52	238	264,260
Medtronic Inc., 4.63%, 03/15/45	382	349,138
Revvity Inc.
2.25%, 09/15/31	170	143,500
3.30%, 09/15/29	36	33,756
3.63%, 03/15/51	161	114,776
Smith & Nephew PLC
2.03%, 10/14/30	493	423,625
5.40%, 03/20/34	11	11,082
Schedule of Investments
90

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Solventum Corp.
5.90%, 04/30/54	$36	$36,657
6.00%, 05/15/64	464	471,151
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	851	752,738
3.75%, 03/15/51	402	294,438
Stryker Corp.
2.90%, 06/15/50(a)	118	79,076
4.10%, 04/01/43	109	92,708
4.38%, 05/15/44	127	110,806
4.63%, 03/15/46	246	221,778
Thermo Fisher Scientific Inc.
4.10%, 08/15/47	302	252,493
4.98%, 08/10/30	40	40,667
5.09%, 08/10/33	10	10,129
5.30%, 02/01/44	134	133,056
5.40%, 08/10/43	30	30,345
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	570	496,670
4.45%, 08/15/45	151	131,603
4.70%, 02/19/27	50	50,160
5.05%, 02/19/30	50	50,552
5.20%, 09/15/34(a)	75	75,052
5.50%, 02/19/35	50	51,231
5.75%, 11/30/39	160	165,443
		12,974,442
Health Care - Services — 3.4%
Aetna Inc.
4.13%, 11/15/42	96	75,199
4.50%, 05/15/42	119	100,094
6.63%, 06/15/36	211	226,690
6.75%, 12/15/37	147	159,383
Centene Corp.
2.45%, 07/15/28	522	476,140
2.50%, 03/01/31	603	509,279
2.63%, 08/01/31	654	551,104
3.00%, 10/15/30	435	381,106
3.38%, 02/15/30	295	266,874
4.25%, 12/15/27	277	269,702
4.63%, 12/15/29	983	943,386
Cigna Group (The)
2.40%, 03/15/30	361	323,175
3.20%, 03/15/40	20	15,271
3.40%, 03/15/50	252	172,764
3.40%, 03/15/51	324	220,476
3.88%, 10/15/47	313	236,900
4.38%, 10/15/28(a)	950	942,596
4.80%, 08/15/38	347	325,293
4.80%, 07/15/46	309	271,221
4.90%, 12/15/48	733	647,201
5.00%, 05/15/29	40	40,479
5.13%, 05/15/31(a)	40	40,503
5.25%, 02/15/34(a)	575	579,334
5.40%, 03/15/33	235	239,679
5.60%, 02/15/54	275	265,870
6.13%, 11/15/41	167	174,404
Elevance Health Inc.
2.25%, 05/15/30	5	4,431
2.55%, 03/15/31	87	76,550
2.88%, 09/15/29	73	67,628
3.13%, 05/15/50	125	82,536
Security	Par (000)	Value
Health Care - Services (continued)
3.60%, 03/15/51	$200	$143,392
3.65%, 12/01/27	922	902,709
3.70%, 09/15/49	210	153,939
4.10%, 03/01/28(a)	556	548,942
4.10%, 05/15/32	395	373,359
4.38%, 12/01/47	296	245,888
4.55%, 03/01/48	199	168,497
4.55%, 05/15/52	96	80,518
4.63%, 05/15/42	258	229,411
4.65%, 01/15/43	286	254,152
4.65%, 08/15/44	243	214,708
4.75%, 02/15/30	160	160,556
4.75%, 02/15/33	227	222,222
4.95%, 11/01/31(a)	300	300,109
5.10%, 01/15/44	214	200,157
5.13%, 02/15/53	80	73,209
5.15%, 06/15/29(a)	160	163,006
5.20%, 02/15/35	255	255,044
5.38%, 06/15/34	235	238,136
5.50%, 10/15/32(a)	330	339,953
5.65%, 06/15/54	68	66,567
5.70%, 02/15/55	140	138,251
5.85%, 01/15/36	194	201,215
5.85%, 11/01/64	200	198,747
5.95%, 12/15/34(a)	165	173,936
6.10%, 10/15/52	40	41,537
6.38%, 06/15/37	142	153,288
HCA Inc.
2.38%, 07/15/31	45	38,325
3.50%, 09/01/30	232	215,425
3.50%, 07/15/51(a)	397	267,347
3.63%, 03/15/32	199	179,863
4.13%, 06/15/29	704	683,006
4.50%, 02/15/27	697	694,188
4.63%, 03/15/52	381	311,213
5.13%, 06/15/39	301	282,329
5.25%, 06/15/26	579	581,325
5.25%, 06/15/49	506	455,946
5.45%, 04/01/31	20	20,343
5.45%, 09/15/34	20	19,918
5.50%, 06/01/33	569	574,132
5.50%, 06/15/47(a)	404	378,663
5.60%, 04/01/34(a)	130	131,099
5.88%, 02/01/29	230	237,076
5.90%, 06/01/53	145	141,559
5.95%, 09/15/54(a)	131	129,078
6.00%, 04/01/54	180	178,352
6.10%, 04/01/64	123	120,750
Humana Inc.
3.95%, 08/15/49	178	132,731
4.63%, 12/01/42	224	191,403
4.80%, 03/15/47	227	193,670
4.88%, 04/01/30	59	58,784
4.95%, 10/01/44	351	306,485
5.75%, 04/15/54	78	74,313
5.88%, 03/01/33	105	107,675
5.95%, 03/15/34(a)	400	411,755
ICON Investments Six DAC, 6.00%, 05/08/34	492	506,932
IQVIA Inc.
5.70%, 05/15/28	507	518,953
6.25%, 02/01/29	115	120,169
91
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Laboratory Corp. of America Holdings
2.70%, 06/01/31	$515	$453,602
2.95%, 12/01/29	125	115,223
3.60%, 09/01/27	100	97,757
4.35%, 04/01/30	60	58,819
4.55%, 04/01/32	130	126,530
4.70%, 02/01/45	436	385,411
4.80%, 10/01/34	100	97,052
Quest Diagnostics Inc.
2.80%, 06/30/31	763	678,277
2.95%, 06/30/30	828	758,660
3.45%, 06/01/26	721	711,956
4.20%, 06/30/29	550	541,083
4.63%, 12/15/29	40	39,816
4.70%, 03/30/45(a)	186	167,587
5.00%, 12/15/34	85	84,057
UnitedHealth Group Inc.
2.00%, 05/15/30	35	30,735
2.30%, 05/15/31	95	82,574
2.75%, 05/15/40	15	10,889
2.88%, 08/15/29(a)	216	201,787
2.90%, 05/15/50	193	123,324
3.13%, 05/15/60	265	162,796
3.25%, 05/15/51	366	249,577
3.50%, 08/15/39	85	69,476
3.70%, 08/15/49	192	143,618
3.75%, 10/15/47	180	137,987
3.85%, 06/15/28(a)	101	99,147
3.88%, 12/15/28	130	127,178
3.88%, 08/15/59	329	238,924
3.95%, 10/15/42	130	107,938
4.00%, 05/15/29	260	254,715
4.20%, 05/15/32	550	526,980
4.20%, 01/15/47	156	129,652
4.25%, 01/15/29	440	435,092
4.25%, 03/15/43	25	21,464
4.25%, 04/15/47	219	182,993
4.25%, 06/15/48	325	267,855
4.38%, 03/15/42	15	13,168
4.45%, 12/15/48	269	228,082
4.50%, 04/15/33	395	381,769
4.60%, 04/15/27	120	120,565
4.63%, 07/15/35(a)	248	239,600
4.63%, 11/15/41	200	180,764
4.75%, 07/15/26(a)	145	145,857
4.75%, 07/15/45	515	466,464
4.75%, 05/15/52	245	214,466
4.80%, 01/15/30	150	150,970
4.95%, 01/15/32	265	266,227
4.95%, 05/15/62	314	276,527
5.00%, 04/15/34	454	451,665
5.15%, 07/15/34	680	684,235
5.20%, 04/15/63	15	13,774
5.35%, 02/15/33	790	807,256
5.38%, 04/15/54	225	216,820
5.50%, 07/15/44	110	109,282
5.50%, 04/15/64	70	67,289
5.63%, 07/15/54	665	664,263
5.70%, 10/15/40	128	131,026
5.75%, 07/15/64	450	449,176
5.80%, 03/15/36	149	157,341
Security	Par (000)	Value
Health Care - Services (continued)
5.88%, 02/15/53	$307	$316,682
5.95%, 02/15/41(a)	110	115,172
6.05%, 02/15/63	270	281,275
6.50%, 06/15/37	136	151,418
6.63%, 11/15/37	199	223,992
6.88%, 02/15/38	268	309,106
		38,944,285
Holding Companies - Diversified — 0.1%
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(c)	554	554,690
North Haven Private Income Fund LLC, 5.75%, 02/01/30(a)(c)	900	892,494
		1,447,184
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31	153	133,381
3.85%, 01/15/30(a)	49	46,479
3.97%, 08/06/61(a)	72	56,696
6.00%, 01/15/43(a)	102	102,756
PulteGroup Inc.
6.00%, 02/15/35	147	153,547
6.38%, 05/15/33	137	146,590
7.88%, 06/15/32	94	108,488
Toll Brothers Finance Corp., 4.35%, 02/15/28	352	347,643
		1,095,580
Home Furnishings — 0.2%
Leggett & Platt Inc.
3.50%, 11/15/27	47	44,914
3.50%, 11/15/51(a)	192	120,940
4.40%, 03/15/29(a)	100	95,484
Whirlpool Corp.
2.40%, 05/15/31	416	349,407
4.50%, 06/01/46	112	86,507
4.60%, 05/15/50	128	98,303
4.70%, 05/14/32(a)	120	113,026
4.75%, 02/26/29	396	390,295
5.50%, 03/01/33(a)	473	465,133
5.75%, 03/01/34(a)	317	313,030
		2,077,039
Household Products & Wares — 0.6%
Avery Dennison Corp.
2.25%, 02/15/32	227	190,131
2.65%, 04/30/30(a)	101	91,192
4.88%, 12/06/28	67	67,420
5.75%, 03/15/33	322	334,241
Church & Dwight Co. Inc.
3.15%, 08/01/27	129	125,582
3.95%, 08/01/47	45	36,060
5.00%, 06/15/52	312	292,808
5.60%, 11/15/32	85	88,752
Clorox Co. (The)
1.80%, 05/15/30	1,467	1,273,377
3.10%, 10/01/27	1,066	1,030,415
3.90%, 05/15/28	937	920,171
4.40%, 05/01/29	423	420,403
4.60%, 05/01/32(a)	255	251,168
Kimberly-Clark Corp.
2.88%, 02/07/50	196	131,805
3.10%, 03/26/30	76	71,247
3.20%, 04/25/29	949	906,343
Schedule of Investments
92

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
3.90%, 05/04/47(a)	$135	$109,896
3.95%, 11/01/28	356	351,243
5.30%, 03/01/41	113	114,320
6.63%, 08/01/37	324	374,453
		7,181,027
Insurance — 2.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	15	17,662
Aegon Ltd., 5.50%, 04/11/48(b)	383	381,241
Aflac Inc.
3.60%, 04/01/30	62	59,144
4.00%, 10/15/46	10	8,144
4.75%, 01/15/49	37	33,118
Alleghany Corp., 4.90%, 09/15/44	9	8,417
Allstate Corp. (The)
5.35%, 06/01/33	246	250,137
5.55%, 05/09/35	76	78,319
6.50%, 05/15/67(b)	200	201,478
American Financial Group Inc./OH
4.50%, 06/15/47(a)	74	63,167
5.25%, 04/02/30(a)	5	5,124
American International Group Inc.
3.88%, 01/15/35(a)	150	136,398
4.20%, 04/01/28	74	73,019
4.38%, 06/30/50(a)	135	115,112
4.50%, 07/16/44	160	141,528
5.13%, 03/27/33	40	40,277
Aon Corp.
2.80%, 05/15/30	140	127,555
3.75%, 05/02/29	50	48,287
4.50%, 12/15/28	54	53,825
6.25%, 09/30/40	45	48,472
8.21%, 01/01/27	10	10,559
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31	100	86,972
5.00%, 09/12/32	295	295,763
5.35%, 02/28/33	130	132,486
Aon Global Ltd., 4.75%, 05/15/45	12	10,671
Aon North America Inc., 5.75%, 03/01/54	300	304,901
Arch Capital Finance LLC, 5.03%, 12/15/46	160	147,448
Arch Capital Group Ltd.
3.64%, 06/30/50	145	106,806
7.35%, 05/01/34	34	39,236
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	32	30,151
Arthur J Gallagher & Co.
2.40%, 11/09/31	10	8,549
3.05%, 03/09/52	106	68,064
3.50%, 05/20/51	75	53,641
5.50%, 03/02/33	105	107,492
5.75%, 03/02/53	10	10,025
5.75%, 07/15/54	180	181,943
6.75%, 02/15/54	110	124,642
Assurant Inc.
2.65%, 01/15/32	250	211,999
3.70%, 02/22/30	329	308,387
4.90%, 03/27/28(a)	106	106,644
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	55	49,583
Athene Holding Ltd.
3.45%, 05/15/52	94	62,328
3.95%, 05/25/51	31	23,062
4.13%, 01/12/28	56	55,220
Security	Par (000)	Value
Insurance (continued)
6.15%, 04/03/30	$137	$144,217
6.65%, 02/01/33(a)	10	10,721
AXA SA, 8.60%, 12/15/30	1,214	1,431,621
Axis Specialty Finance LLC
3.90%, 07/15/29	42	40,404
4.90%, 01/15/40, (5-year CMT + 3.186%)(b)	115	108,458
Axis Specialty Finance PLC, 4.00%, 12/06/27	30	29,503
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	20	17,156
2.88%, 03/15/32(a)	240	216,296
3.85%, 03/15/52(a)	200	155,038
4.20%, 08/15/48	276	231,953
4.25%, 01/15/49	356	302,454
5.75%, 01/15/40	167	180,115
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	163	131,640
Brown & Brown Inc.
4.20%, 03/17/32	200	188,733
4.50%, 03/15/29	45	44,526
4.95%, 03/17/52(a)	34	29,930
Chubb Corp. (The)
6.00%, 05/11/37	115	124,445
Series 1, 6.50%, 05/15/38	151	170,138
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	10	8,461
2.85%, 12/15/51	116	75,777
3.05%, 12/15/61	133	83,640
4.15%, 03/13/43	45	38,625
4.35%, 11/03/45	215	187,646
6.70%, 05/15/36	44	49,959
Cincinnati Financial Corp., 6.13%, 11/01/34	55	58,321
CNO Financial Group Inc.
5.25%, 05/30/29	368	369,193
6.45%, 06/15/34(a)	249	263,410
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	55	53,516
Enstar Group Ltd.
3.10%, 09/01/31	40	34,726
4.95%, 06/01/29	12	11,954
Equitable Holdings Inc.
4.35%, 04/20/28	322	318,238
5.00%, 04/20/48	196	180,361
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	197	124,501
3.50%, 10/15/50(a)	35	24,367
4.87%, 06/01/44	25	22,389
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	25	22,759
5.63%, 08/16/32	125	128,372
Fidelity National Financial Inc., 2.45%, 03/15/31	27	23,287
First American Financial Corp., 4.00%, 05/15/30	385	365,202
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51(a)	230	149,681
3.60%, 08/19/49	66	49,926
4.30%, 04/15/43	47	40,780
4.40%, 03/15/48	48	41,515
5.95%, 10/15/36(a)	441	464,325
6.10%, 10/01/41	138	144,864
Jackson Financial Inc.
3.13%, 11/23/31	126	110,387
4.00%, 11/23/51	80	56,861
Kemper Corp., 3.80%, 02/23/32	15	13,494
93
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Lincoln National Corp.
3.40%, 01/15/31	$25	$22,976
3.63%, 12/12/26	41	40,345
3.80%, 03/01/28(a)	90	87,803
4.35%, 03/01/48	98	79,198
4.38%, 06/15/50	88	71,518
6.30%, 10/09/37(a)	55	58,821
7.00%, 06/15/40	48	54,336
Loews Corp., 6.00%, 02/01/35(a)	35	37,900
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)(b)	426	417,198
4.15%, 03/04/26	35	34,889
5.38%, 03/04/46	253	251,955
Markel Group Inc.
3.35%, 09/17/29	17	16,071
3.45%, 05/07/52	100	69,102
4.15%, 09/17/50	54	42,537
5.00%, 05/20/49	32	28,836
6.00%, 05/16/54(a)	106	109,619
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	227	199,579
3.75%, 03/14/26	463	459,769
4.20%, 03/01/48	169	141,668
4.35%, 01/30/47	221	190,890
4.38%, 03/15/29	633	628,724
4.55%, 11/08/27	125	125,149
4.65%, 03/15/30	245	244,492
4.85%, 11/15/31	195	195,287
4.90%, 03/15/49	231	212,851
5.00%, 03/15/35	320	318,627
5.35%, 11/15/44	125	124,411
5.40%, 09/15/33	10	10,298
5.40%, 03/15/55	525	516,976
5.88%, 08/01/33	389	414,549
MetLife Inc.
4.05%, 03/01/45	244	202,179
4.13%, 08/13/42	91	78,020
4.55%, 03/23/30(a)	89	88,916
4.60%, 05/13/46	169	151,071
4.72%, 12/15/44	155	140,934
4.88%, 11/13/43	239	223,052
5.30%, 12/15/34(a)	107	109,002
5.38%, 07/15/33	15	15,482
5.70%, 06/15/35	18	18,948
5.88%, 02/06/41	155	162,736
6.38%, 06/15/34	74	81,307
6.40%, 12/15/66	519	538,179
6.50%, 12/15/32(a)	10	11,096
10.75%, 08/01/69	289	390,499
Munich Re America Corp., Series B, 7.45%, 12/15/26	1,296	1,364,275
Principal Financial Group Inc.
3.10%, 11/15/26	36	35,180
3.70%, 05/15/29	42	40,446
4.30%, 11/15/46(a)	127	108,900
4.35%, 05/15/43	138	121,363
4.63%, 09/15/42	112	102,025
6.05%, 10/15/36	148	159,184
Progressive Corp. (The)
2.45%, 01/15/27	64	61,873
Security	Par (000)	Value
Insurance (continued)
3.00%, 03/15/32	$110	$98,280
3.20%, 03/26/30	5	4,696
3.70%, 01/26/45	75	59,384
3.95%, 03/26/50	96	76,908
4.13%, 04/15/47	222	184,290
4.20%, 03/15/48	142	119,532
4.35%, 04/25/44	122	106,686
4.95%, 06/15/33(a)	60	60,417
6.25%, 12/01/32	65	71,039
6.63%, 03/01/29	35	37,759
Prudential Financial Inc.
1.50%, 03/10/26	130	126,195
2.10%, 03/10/30(a)	77	68,845
3.00%, 03/10/40	40	30,395
3.70%, 10/01/50, (5-year CMT + 3.035%)(b)	190	170,422
3.70%, 03/13/51	325	244,547
3.88%, 03/27/28	140	137,700
3.91%, 12/07/47	156	123,314
3.94%, 12/07/49	219	171,526
4.35%, 02/25/50	236	198,959
4.42%, 03/27/48	27	23,074
4.50%, 09/15/47(a)(b)	173	168,348
4.60%, 05/15/44	152	137,001
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)(b)	220	209,643
5.70%, 12/14/36(a)	225	237,565
5.70%, 09/15/48(b)	78	77,832
5.75%, 07/15/33(a)	191	202,662
6.00%, 09/01/52, (5-year CMT + 3.234%)(b)	305	305,062
6.50%, 03/15/54, (5-year CMT + 2.404%)(b)	245	251,530
6.63%, 12/01/37	253	285,171
6.63%, 06/21/40	161	182,000
6.75%, 03/01/53, (5-year CMT + 2.848%)(b)	82	85,552
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	159	147,501
3.63%, 03/24/32	427	394,743
Reinsurance Group of America Inc.
3.90%, 05/15/29	41	39,654
6.00%, 09/15/33	50	52,165
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33(a)	5	5,123
Selective Insurance Group Inc.
5.38%, 03/01/49(a)	25	23,383
5.90%, 04/15/35	30	30,594
Stewart Information Services Corp., 3.60%, 11/15/31	413	367,681
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,525
Travelers Companies Inc. (The)
2.55%, 04/27/50	59	36,053
3.75%, 05/15/46	86	68,399
4.00%, 05/30/47	253	208,192
4.05%, 03/07/48	222	183,323
4.10%, 03/04/49(a)	160	132,005
4.30%, 08/25/45	159	137,197
4.60%, 08/01/43	185	169,189
5.35%, 11/01/40	248	249,267
6.25%, 06/15/37(a)	266	292,512
6.75%, 06/20/36	149	169,892
Travelers Property Casualty Corp., 6.38%, 03/15/33	247	274,722
Unum Group
4.00%, 06/15/29	25	24,263
4.13%, 06/15/51	60	46,494
4.50%, 12/15/49	60	49,278
Schedule of Investments
94

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.75%, 08/15/42	$75	$75,205
Willis North America Inc.
2.95%, 09/15/29	161	148,776
3.88%, 09/15/49	152	115,085
4.50%, 09/15/28	103	102,341
5.05%, 09/15/48	126	114,620
5.35%, 05/15/33	20	20,256
5.90%, 03/05/54	255	257,315
XL Group Ltd., 5.25%, 12/15/43	360	348,782
		29,464,791
Internet — 0.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	251	218,623
2.70%, 02/09/41	60	42,682
3.15%, 02/09/51	288	196,861
3.25%, 02/09/61	243	159,017
4.00%, 12/06/37	200	178,221
4.20%, 12/06/47	279	233,553
4.40%, 12/06/57	235	197,732
4.50%, 11/28/34	236	226,683
Alphabet Inc.
2.05%, 08/15/50	138	79,392
2.25%, 08/15/60(a)	168	95,243
Amazon.com Inc.
2.50%, 06/03/50	558	344,478
2.70%, 06/03/60	895	533,484
3.10%, 05/12/51	577	400,558
3.15%, 08/22/27	93	90,646
3.25%, 05/12/61	402	270,845
3.88%, 08/22/37	438	395,896
3.95%, 04/13/52	480	389,953
4.05%, 08/22/47	581	490,111
4.10%, 04/13/62	245	198,404
4.25%, 08/22/57	648	545,274
4.70%, 12/01/32	205	206,696
4.80%, 12/05/34	300	303,148
4.95%, 12/05/44	260	254,719
Baidu Inc., 2.38%, 08/23/31	200	174,149
Booking Holdings Inc.
3.55%, 03/15/28	118	115,127
4.63%, 04/13/30	36	36,099
eBay Inc.
2.70%, 03/11/30	75	68,200
3.60%, 06/05/27	49	48,025
3.65%, 05/10/51	369	271,368
4.00%, 07/15/42	284	232,553
Meta Platforms Inc.
4.45%, 08/15/52	30	26,065
4.65%, 08/15/62	427	373,190
5.55%, 08/15/64	465	468,307
5.75%, 05/15/63	81	84,101
		7,949,403
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55(a)	472	295,365
3.95%, 05/01/28	10	9,837
4.40%, 05/01/48	40	34,422
5.20%, 08/01/43(a)	225	223,478
6.40%, 12/01/37(a)	213	235,293
Security	Par (000)	Value
Iron & Steel (continued)
Steel Dynamics Inc.
3.25%, 10/15/50(a)	$136	$93,540
3.45%, 04/15/30	36	33,868
5.38%, 08/15/34	75	76,117
		1,001,920
Leisure Time — 0.0%
Brunswick Corp.
4.40%, 09/15/32(a)	92	85,110
5.10%, 04/01/52	132	102,766
Harley-Davidson Inc., 4.63%, 07/28/45(a)	281	235,936
		423,812
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29	62	58,525
3.70%, 01/15/31	52	47,774
Hyatt Hotels Corp., 5.75%, 04/23/30(a)	81	83,299
Marriott International Inc./MD
5.55%, 10/15/28	20	20,577
Series AA, 4.65%, 12/01/28	80	80,032
Series FF, 4.63%, 06/15/30	262	260,248
Series GG, 3.50%, 10/15/32	237	212,531
Series X, 4.00%, 04/15/28(a)	99	97,263
Sands China Ltd.
2.85%, 03/08/29	315	285,533
3.25%, 08/08/31	349	304,371
4.38%, 06/18/30	166	157,443
5.40%, 08/08/28	455	456,910
		2,064,506
Machinery — 1.8%
ABB Finance USA Inc.
3.80%, 04/03/28	1,575	1,550,170
4.38%, 05/08/42(a)	195	176,556
AGCO Corp., 5.80%, 03/21/34	527	535,005
Caterpillar Financial Services Corp.
2.40%, 08/09/26	591	575,642
4.40%, 10/15/27	50	50,081
4.40%, 03/03/28	50	50,103
4.45%, 10/16/26	30	30,093
4.50%, 01/07/27(a)	25	25,133
4.60%, 11/15/27	75	75,563
4.70%, 11/15/29	65	65,632
4.80%, 01/08/30	25	25,374
Caterpillar Inc.
2.60%, 04/09/30	18	16,520
3.25%, 09/19/49	62	44,498
3.25%, 04/09/50	70	50,052
3.80%, 08/15/42	251	209,771
4.30%, 05/15/44	121	106,830
4.75%, 05/15/64(a)	573	509,679
5.20%, 05/27/41	215	216,582
5.30%, 09/15/35(a)	130	135,407
6.05%, 08/15/36	140	154,094
CNH Industrial Capital LLC
1.45%, 07/15/26	1,065	1,021,419
4.50%, 10/08/27	40	39,832
4.55%, 04/10/28	810	807,448
5.10%, 04/20/29	575	582,454
5.50%, 01/12/29	621	638,074
CNH Industrial NV, 3.85%, 11/15/27	1,943	1,902,782
95
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Deere & Co.
2.88%, 09/07/49	$135	$91,270
3.10%, 04/15/30	12	11,236
3.75%, 04/15/50(a)	104	82,573
3.90%, 06/09/42	39	33,290
5.45%, 01/16/35	100	104,130
7.13%, 03/03/31	105	119,185
Dover Corp.
2.95%, 11/04/29	15	13,929
5.38%, 10/15/35	125	129,648
5.38%, 03/01/41	15	14,867
Flowserve Corp.
2.80%, 01/15/32	45	38,878
3.50%, 10/01/30	304	282,062
IDEX Corp., 2.63%, 06/15/31	240	209,650
Ingersoll Rand Inc., 5.70%, 06/15/54	5	5,053
John Deere Capital Corp.
1.75%, 03/09/27	57	54,207
2.25%, 09/14/26	38	36,863
2.45%, 01/09/30	10	9,153
2.65%, 06/10/26	81	79,462
2.80%, 09/08/27	46	44,386
3.05%, 01/06/28	20	19,398
3.90%, 06/07/32(a)	255	241,652
4.35%, 09/15/32	240	233,656
4.65%, 01/07/28(a)	50	50,519
4.75%, 06/08/26	35	35,219
4.90%, 06/11/27	60	60,772
4.95%, 07/14/28	20	20,396
5.10%, 04/11/34	142	143,958
5.15%, 09/08/26	25	25,327
5.15%, 09/08/33(a)	285	291,574
Series ., 4.50%, 01/08/27	50	50,236
Series 1, 5.05%, 06/12/34	564	571,484
nVent Finance SARL, 4.55%, 04/15/28	57	56,660
Oshkosh Corp.
3.10%, 03/01/30	1,278	1,182,692
4.60%, 05/15/28	1,257	1,250,554
Otis Worldwide Corp.
3.36%, 02/15/50	89	62,693
5.25%, 08/16/28	55	56,260
Rockwell Automation Inc.
2.80%, 08/15/61	195	117,161
3.50%, 03/01/29	35	33,784
4.20%, 03/01/49	87	74,134
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	10	9,823
4.70%, 09/15/28	51	50,820
Xylem Inc./New York
1.95%, 01/30/28	1,760	1,644,516
2.25%, 01/30/31(a)	1,626	1,418,398
3.25%, 11/01/26(a)	2,046	2,005,966
		20,662,288
Manufacturing — 0.9%
3M Co.
2.25%, 09/19/26(a)	1,990	1,924,658
2.38%, 08/26/29(a)	328	299,109
2.88%, 10/15/27	2,640	2,541,145
3.05%, 04/15/30	513	478,461
3.63%, 09/14/28	1,060	1,034,972
Security	Par (000)	Value
Manufacturing (continued)
Carlisle Companies Inc.
2.75%, 03/01/30	$252	$229,284
3.75%, 12/01/27	26	25,386
Eaton Corp.
3.10%, 09/15/27	56	54,345
3.92%, 09/15/47	11	8,940
4.00%, 11/02/32	154	145,994
4.15%, 11/02/42	186	161,398
4.70%, 08/23/52	60	54,396
Illinois Tool Works Inc.
2.65%, 11/15/26	40	39,058
3.90%, 09/01/42	119	100,760
4.88%, 09/15/41	15	14,468
Parker-Hannifin Corp.
3.25%, 06/14/29	43	40,784
4.00%, 06/14/49	222	179,070
4.10%, 03/01/47	53	44,092
4.20%, 11/21/34(a)	61	57,750
4.45%, 11/21/44(a)	66	58,323
6.25%, 05/15/38	72	78,990
Pentair Finance SARL
4.50%, 07/01/29	751	743,542
5.90%, 07/15/32	485	506,207
Teledyne Technologies Inc.
2.25%, 04/01/28	217	202,463
2.75%, 04/01/31	1,841	1,635,786
Textron Inc.
3.00%, 06/01/30	27	24,652
3.65%, 03/15/27	10	9,798
		10,693,831
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	390	251,648
3.85%, 04/01/61	352	218,574
3.90%, 06/01/52	448	297,298
3.95%, 06/30/62(a)	261	164,237
4.40%, 04/01/33	160	145,573
4.40%, 12/01/61	295	201,809
4.80%, 03/01/50	418	322,644
5.13%, 07/01/49	171	138,270
5.25%, 04/01/53(a)	194	160,371
5.38%, 04/01/38	83	75,597
5.38%, 05/01/47	556	469,340
5.50%, 04/01/63	219	179,482
5.75%, 04/01/48	486	429,098
6.38%, 10/23/35	494	502,279
6.48%, 10/23/45	640	620,074
6.83%, 10/23/55	211	210,216
Comcast Corp.
2.45%, 08/15/52	387	217,510
2.65%, 08/15/62	252	135,933
2.80%, 01/15/51	130	79,926
2.89%, 11/01/51	651	405,816
2.94%, 11/01/56	984	592,178
2.99%, 11/01/63	913	529,774
3.20%, 07/15/36(a)	104	86,150
3.25%, 11/01/39	114	88,969
3.40%, 07/15/46	206	149,457
3.45%, 02/01/50	311	219,210
3.75%, 04/01/40	61	50,600
Schedule of Investments
96

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.90%, 03/01/38	$40	$34,579
3.97%, 11/01/47	358	280,872
4.00%, 08/15/47	211	166,434
4.00%, 03/01/48	259	203,420
4.00%, 11/01/49	442	343,714
4.05%, 11/01/52	424	327,068
4.15%, 10/15/28	55	54,292
4.25%, 01/15/33	55	52,232
4.60%, 10/15/38	185	171,090
4.60%, 08/15/45	221	194,372
4.65%, 07/15/42	365	329,088
4.70%, 10/15/48	511	451,057
4.75%, 03/01/44	220	197,784
4.95%, 10/15/58(a)	428	378,972
5.50%, 05/15/64	209	199,575
5.65%, 06/15/35	5	5,185
6.45%, 03/15/37	408	446,638
6.50%, 11/15/35	165	182,721
6.55%, 07/01/39	70	77,465
6.95%, 08/15/37	201	229,269
7.05%, 03/15/33	125	141,587
Discovery Communications LLC
3.95%, 03/20/28	196	188,798
4.00%, 09/15/55	66	43,273
4.13%, 05/15/29	40	37,949
4.65%, 05/15/50	19	14,138
5.00%, 09/20/37	169	145,309
5.20%, 09/20/47(a)	321	264,471
5.30%, 05/15/49	84	66,961
6.35%, 06/01/40	241	230,637
FactSet Research Systems Inc., 3.45%, 03/01/32	145	130,082
Fox Corp.
4.71%, 01/25/29	36	35,909
5.48%, 01/25/39	229	222,337
5.58%, 01/25/49	389	371,538
6.50%, 10/13/33	20	21,471
Grupo Televisa SAB
5.00%, 05/13/45	200	150,224
5.25%, 05/24/49	157	118,244
6.13%, 01/31/46	200	170,854
6.63%, 01/15/40	135	128,874
NBCUniversal Media LLC
4.45%, 01/15/43	70	61,086
5.95%, 04/01/41	115	119,765
6.40%, 04/30/40	50	54,784
Paramount Global
2.90%, 01/15/27	20	19,274
4.20%, 06/01/29	42	40,317
4.20%, 05/19/32	82	74,006
4.38%, 03/15/43	216	164,291
4.60%, 01/15/45	98	75,332
4.85%, 07/01/42	115	94,490
4.90%, 08/15/44	49	39,233
4.95%, 01/15/31	274	263,711
4.95%, 05/19/50	205	161,417
5.25%, 04/01/44	104	86,185
5.50%, 05/15/33	198	192,021
5.85%, 09/01/43	286	257,131
5.90%, 10/15/40	67	61,145
6.88%, 04/30/36	243	254,444
7.88%, 07/30/30(a)	64	70,426
Security	Par (000)	Value
Media (continued)
Thomson Reuters Corp.
5.50%, 08/15/35	$45	$46,282
5.65%, 11/23/43	42	42,291
5.85%, 04/15/40	11	11,468
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	250	286,867
Time Warner Cable LLC
5.50%, 09/01/41(a)	198	174,430
5.88%, 11/15/40	238	220,178
6.55%, 05/01/37	290	288,716
6.75%, 06/15/39	286	287,936
7.30%, 07/01/38	333	351,340
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	201	140,511
4.13%, 06/01/44	261	220,756
4.38%, 08/16/41	175	156,729
Series E, 4.13%, 12/01/41	118	101,869
Walt Disney Co. (The)
2.00%, 09/01/29	16	14,394
2.75%, 09/01/49	491	316,488
3.38%, 11/15/26	8	7,880
3.60%, 01/13/51	540	407,116
3.70%, 03/23/27	10	9,872
3.80%, 05/13/60	727	544,119
4.63%, 03/23/40(a)	65	61,777
4.70%, 03/23/50(a)	420	383,894
4.75%, 09/15/44	110	101,043
4.75%, 11/15/46	188	171,517
4.95%, 10/15/45	194	182,338
5.40%, 10/01/43	244	244,109
6.15%, 03/01/37	65	71,023
6.15%, 02/15/41	114	123,351
6.20%, 12/15/34	10	11,029
6.40%, 12/15/35	25	27,880
6.55%, 03/15/33	46	51,219
6.65%, 11/15/37	188	213,813
7.75%, 12/01/45(a)	175	227,943
		21,339,752
Metal Fabricate & Hardware — 0.0%
Valmont Industries Inc.
5.00%, 10/01/44	35	32,880
5.25%, 10/01/54	100	95,328
		128,208
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	253	237,307
3.75%, 10/01/30	204	186,725
Freeport-McMoRan Inc.
5.40%, 11/14/34	230	232,246
5.45%, 03/15/43	300	286,517
Kinross Gold Corp., 4.50%, 07/15/27	243	241,575
Newmont Corp.
2.25%, 10/01/30	107	94,143
2.60%, 07/15/32(a)	236	203,869
2.80%, 10/01/29	118	109,325
4.88%, 03/15/42	392	368,576
5.45%, 06/09/44	38	37,514
6.25%, 10/01/39	296	319,998
Rio Tinto Alcan Inc.
5.75%, 06/01/35	82	86,601
97
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
6.13%, 12/15/33	$227	$243,506
7.25%, 03/15/31	112	125,582
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	186	116,536
5.20%, 11/02/40	181	178,654
7.13%, 07/15/28	40	43,201
Rio Tinto Finance USA PLC
4.13%, 08/21/42	100	85,790
4.75%, 03/22/42	172	160,327
5.13%, 03/09/53	128	121,705
Southern Copper Corp.
5.25%, 11/08/42	11	10,214
5.88%, 04/23/45	255	250,897
6.75%, 04/16/40	191	208,142
7.50%, 07/27/35	164	187,419
		4,136,369
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	207	195,680
3.57%, 12/01/31	388	351,217
4.25%, 04/01/28	95	93,187
		640,084
Oil & Gas — 2.6%
APA Corp., 5.35%, 07/01/49(c)	46	38,886
BP Capital Markets America Inc.
2.77%, 11/10/50	362	226,342
2.94%, 06/04/51	371	239,059
3.00%, 02/24/50	536	353,878
3.00%, 03/17/52(a)	170	110,578
3.02%, 01/16/27	40	39,020
3.07%, 03/30/50(a)	170	117,312
3.12%, 05/04/26	39	38,455
3.38%, 02/08/61	823	542,005
3.59%, 04/14/27(a)	30	29,504
3.63%, 04/06/30	125	119,071
3.94%, 09/21/28	118	115,682
4.23%, 11/06/28	140	138,573
BP Capital Markets PLC
3.28%, 09/19/27	68	66,126
3.72%, 11/28/28	55	53,484
Burlington Resources LLC
5.95%, 10/15/36	70	74,745
7.20%, 08/15/31	255	288,491
Chevron Corp., 3.08%, 05/11/50	298	204,890
Chevron USA Inc.
2.34%, 08/12/50	168	98,654
5.25%, 11/15/43	75	75,261
ConocoPhillips Co.
4.03%, 03/15/62	415	310,194
4.30%, 11/15/44	242	206,693
4.70%, 01/15/30(a)	375	377,145
4.85%, 01/15/32	195	194,829
4.88%, 10/01/47	35	31,868
5.00%, 01/15/35	395	392,258
5.05%, 09/15/33	40	40,284
5.50%, 01/15/55(a)	270	265,048
5.65%, 01/15/65	315	307,754
5.70%, 09/15/63	120	118,578
5.90%, 10/15/32	262	279,130
5.90%, 05/15/38	375	395,022
Security	Par (000)	Value
Oil & Gas (continued)
5.95%, 03/15/46	$150	$157,412
6.50%, 02/01/39	491	548,916
6.95%, 04/15/29	312	340,547
Devon Energy Corp.
4.75%, 05/15/42	140	119,130
5.00%, 06/15/45	131	113,129
5.60%, 07/15/41	266	252,500
7.88%, 09/30/31	64	73,284
7.95%, 04/15/32	61	69,988
Diamondback Energy Inc.
3.50%, 12/01/29	479	452,660
4.25%, 03/15/52	95	74,014
4.40%, 03/24/51(a)	93	74,318
5.75%, 04/18/54	205	198,086
5.90%, 04/18/64	371	357,619
6.25%, 03/15/53(a)	111	114,032
Eni USA Inc., 7.30%, 11/15/27(a)	235	250,077
EOG Resources Inc.
3.90%, 04/01/35	67	60,810
4.38%, 04/15/30	53	52,425
4.95%, 04/15/50	238	217,545
EQT Corp.
5.00%, 01/15/29	230	230,741
5.75%, 02/01/34(a)	218	222,504
7.00%, 02/01/30(a)	291	314,319
Exxon Mobil Corp.
3.10%, 08/16/49	298	205,411
3.45%, 04/15/51	663	481,665
3.48%, 03/19/30	25	23,940
4.11%, 03/01/46	375	312,954
4.23%, 03/19/40	337	302,412
4.33%, 03/19/50	540	459,224
Hess Corp.
4.30%, 04/01/27	1,488	1,477,983
5.60%, 02/15/41(a)	63	63,849
6.00%, 01/15/40	66	70,595
7.13%, 03/15/33	418	474,114
7.30%, 08/15/31	597	676,010
7.88%, 10/01/29	562	632,140
Marathon Petroleum Corp.
3.80%, 04/01/28	205	200,144
4.50%, 04/01/48(a)	78	62,973
4.75%, 09/15/44	124	106,007
5.00%, 09/15/54	40	33,739
6.50%, 03/01/41	306	324,615
Occidental Petroleum Corp.
4.40%, 04/15/46	91	70,306
6.05%, 10/01/54	97	93,793
6.13%, 01/01/31	134	139,031
6.20%, 03/15/40	165	167,351
6.45%, 09/15/36	385	403,092
6.60%, 03/15/46(a)	193	200,102
6.63%, 09/01/30	89	94,186
7.50%, 05/01/31	225	249,656
7.88%, 09/15/31	55	62,048
7.95%, 06/15/39	77	88,931
8.88%, 07/15/30	40	46,184
Ovintiv Inc.
5.65%, 05/15/28	212	217,337
6.25%, 07/15/33(a)	154	160,480
6.50%, 08/15/34(a)	236	249,031
Schedule of Investments
98

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.50%, 02/01/38	$177	$185,198
6.63%, 08/15/37	105	110,618
7.10%, 07/15/53	5	5,460
7.20%, 11/01/31	529	577,545
7.38%, 11/01/31	772	851,418
8.13%, 09/15/30	225	255,034
Phillips 66
3.30%, 03/15/52(a)	69	45,027
3.90%, 03/15/28	86	84,216
4.65%, 11/15/34	253	240,755
4.88%, 11/15/44	377	331,586
5.88%, 05/01/42	282	285,428
Phillips 66 Co.
4.95%, 03/15/35(a)	90	87,014
5.30%, 06/30/33	215	216,715
5.50%, 03/15/55	100	92,918
5.65%, 06/15/54	110	104,942
Shell Finance U.S. Inc.
3.25%, 04/06/50	390	273,217
4.00%, 05/10/46	225	182,661
4.13%, 05/11/35(a)	677	634,883
4.38%, 05/11/45	365	315,047
Shell International Finance BV
3.00%, 11/26/51(a)	295	194,641
3.13%, 11/07/49	240	163,474
3.25%, 04/06/50	25	17,502
4.13%, 05/11/35	25	24,001
6.38%, 12/15/38	492	550,675
TotalEnergies Capital International SA
2.83%, 01/10/30	220	204,177
2.99%, 06/29/41	62	45,741
3.13%, 05/29/50	557	378,128
3.39%, 06/29/60	562	373,292
3.46%, 02/19/29	111	107,105
3.46%, 07/12/49	223	161,613
TotalEnergies Capital SA
3.88%, 10/11/28	278	273,241
5.15%, 04/05/34	270	272,845
5.28%, 09/10/54	20	19,145
5.43%, 09/10/64	185	176,644
5.49%, 04/05/54	414	408,188
5.64%, 04/05/64	362	356,816
Valero Energy Corp.
3.40%, 09/15/26(a)	35	34,401
3.65%, 12/01/51	209	145,366
4.00%, 04/01/29	86	83,586
4.00%, 06/01/52	59	43,817
4.35%, 06/01/28	36	35,648
4.90%, 03/15/45	83	75,263
5.15%, 02/15/30	35	35,318
6.63%, 06/15/37	451	487,884
7.50%, 04/15/32(a)	275	313,091
Woodside Finance Ltd.
5.10%, 09/12/34	1,555	1,526,388
5.70%, 09/12/54(a)	180	174,712
		29,894,562
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	449	442,461
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	755	709,634
Security	Par (000)	Value
Oil & Gas Services (continued)
3.34%, 12/15/27	$1,618	$1,575,276
4.08%, 12/15/47	144	117,433
Halliburton Co.
2.92%, 03/01/30	336	308,531
4.50%, 11/15/41	122	107,886
4.75%, 08/01/43	85	75,962
4.85%, 11/15/35(a)	357	345,881
5.00%, 11/15/45(a)	355	324,995
6.70%, 09/15/38(a)	118	131,043
7.45%, 09/15/39(a)	214	255,157
NOV Inc.
3.60%, 12/01/29(a)	322	303,963
3.95%, 12/01/42	142	108,453
Schlumberger Investment SA
2.65%, 06/26/30(a)	479	436,012
4.85%, 05/15/33	45	44,734
		5,287,421
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
4.50%, 05/15/28	88	87,463
5.63%, 05/26/33	155	159,955
Amcor Flexibles North America Inc.
2.63%, 06/19/30	37	32,965
2.69%, 05/25/31(a)	35	30,802
AptarGroup Inc., 3.60%, 03/15/32	15	13,698
Berry Global Inc., 5.65%, 01/15/34	369	379,910
Packaging Corp. of America, 4.05%, 12/15/49(a)	14	11,029
Smurfit Kappa Treasury ULC
5.44%, 04/03/34(c)	279	283,654
5.78%, 04/03/54(c)	250	254,367
Sonoco Products Co.
3.13%, 05/01/30	24	21,959
5.75%, 11/01/40(a)	115	115,654
WestRock MWV LLC
7.95%, 02/15/31	18	20,636
8.20%, 01/15/30	63	72,152
WRKCo Inc.
3.00%, 06/15/33(a)	65	55,964
3.90%, 06/01/28	10	9,758
4.00%, 03/15/28	30	29,423
4.20%, 06/01/32(a)	60	57,125
4.90%, 03/15/29	84	84,335
		1,720,849
Pharmaceuticals — 4.0%
AbbVie Inc.
4.05%, 11/21/39	550	487,434
4.25%, 11/14/28(a)	44	43,776
4.25%, 11/21/49	1,110	941,030
4.30%, 05/14/36	377	354,095
4.40%, 11/06/42(a)	550	493,250
4.45%, 05/14/46	467	412,441
4.50%, 05/14/35	748	720,329
4.65%, 03/15/28	175	176,071
4.70%, 05/14/45	753	689,770
4.85%, 06/15/44	74	69,553
4.88%, 03/15/30	175	177,135
4.88%, 11/14/48	398	370,247
5.20%, 03/15/35	175	178,647
5.40%, 03/15/54	162	163,143
5.50%, 03/15/64	190	190,780
99
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.60%, 03/15/55	$170	$176,133
Astrazeneca Finance LLC
4.88%, 03/03/33	398	400,524
5.00%, 02/26/34	45	45,548
AstraZeneca PLC
3.13%, 06/12/27	735	717,133
4.00%, 01/17/29	455	448,410
4.00%, 09/18/42	250	214,344
4.38%, 11/16/45	326	287,405
4.38%, 08/17/48	130	113,646
6.45%, 09/15/37	738	828,919
Becton Dickinson & Co.
3.70%, 06/06/27	947	929,755
4.67%, 06/06/47	479	420,966
4.69%, 12/15/44	316	280,468
Bristol-Myers Squibb Co.
2.55%, 11/13/50	379	227,448
3.25%, 02/27/27	142	139,301
3.25%, 08/01/42	293	222,831
3.70%, 03/15/52	276	207,438
3.90%, 03/15/62(a)	333	246,689
4.25%, 10/26/49	783	651,998
4.35%, 11/15/47	365	311,517
4.50%, 03/01/44	50	44,863
4.55%, 02/20/48	262	229,713
4.63%, 05/15/44	20	18,160
5.00%, 08/15/45	186	176,654
5.55%, 02/22/54	592	594,410
5.65%, 02/22/64	427	428,541
6.25%, 11/15/53	83	90,976
6.40%, 11/15/63	245	271,989
Cardinal Health Inc.
3.41%, 06/15/27	1,309	1,276,435
4.37%, 06/15/47	152	127,155
4.60%, 03/15/43	89	77,915
4.90%, 09/15/45	134	121,159
5.00%, 11/15/29	65	65,464
5.35%, 11/15/34	490	493,257
5.45%, 02/15/34	725	738,111
5.75%, 11/15/54	95	95,511
Cencora Inc.
2.70%, 03/15/31	75	66,544
2.80%, 05/15/30(a)	10	9,112
3.45%, 12/15/27	58	56,261
4.25%, 03/01/45	302	254,094
4.30%, 12/15/47	140	117,442
5.13%, 02/15/34	512	511,827
CVS Health Corp.
2.88%, 06/01/26	30	29,341
3.00%, 08/15/26(a)	35	34,218
3.25%, 08/15/29	27	25,185
3.63%, 04/01/27(a)	20	19,593
3.75%, 04/01/30	53	49,998
4.13%, 04/01/40	15	12,279
4.25%, 04/01/50	51	38,969
4.30%, 03/25/28	905	891,312
4.78%, 03/25/38	1,060	961,532
4.88%, 07/20/35	210	198,164
5.05%, 03/25/48	1,620	1,404,712
5.13%, 07/20/45	813	718,347
5.25%, 02/21/33	374	370,649
Security	Par (000)	Value
Pharmaceuticals (continued)
5.30%, 06/01/33	$55	$54,611
5.30%, 12/05/43	242	220,648
5.63%, 02/21/53(a)	325	301,451
5.88%, 06/01/53	155	149,132
6.00%, 06/01/63	299	286,687
6.13%, 09/15/39	181	185,645
Eli Lilly & Co.
2.25%, 05/15/50	90	52,723
2.50%, 09/15/60	115	64,674
3.10%, 05/15/27(a)	88	85,984
3.38%, 03/15/29	42	40,523
3.70%, 03/01/45	191	155,745
3.95%, 05/15/47	90	75,347
3.95%, 03/15/49	440	359,325
4.15%, 03/15/59	464	379,487
4.95%, 02/27/63	68	63,467
5.00%, 02/09/54	139	133,036
5.10%, 02/09/64	295	281,226
5.20%, 08/14/64	105	101,533
5.50%, 03/15/27	65	66,718
5.55%, 03/15/37	142	150,425
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10	9,856
4.20%, 03/18/43(a)	90	78,904
5.38%, 04/15/34	75	78,204
6.38%, 05/15/38	604	672,517
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	25	23,976
Johnson & Johnson
2.45%, 09/01/60	706	398,099
3.50%, 01/15/48	105	81,633
3.70%, 03/01/46(a)	338	275,600
3.75%, 03/03/47	297	241,877
4.38%, 12/05/33	32	31,702
4.50%, 09/01/40(a)	136	130,907
4.50%, 12/05/43(a)	202	189,712
4.85%, 05/15/41	178	176,233
4.95%, 05/15/33(a)	42	43,303
5.85%, 07/15/38	216	236,433
5.95%, 08/15/37	203	223,797
McKesson Corp.
3.95%, 02/16/28	54	53,343
4.25%, 09/15/29	60	59,267
5.10%, 07/15/33(a)	709	719,686
Mead Johnson Nutrition Co.
4.60%, 06/01/44	225	202,983
5.90%, 11/01/39(a)	245	260,893
Merck & Co. Inc.
2.45%, 06/24/50	75	45,119
2.75%, 12/10/51	309	195,372
2.90%, 12/10/61	756	452,473
3.40%, 03/07/29	10	9,642
3.60%, 09/15/42	280	225,450
3.70%, 02/10/45	619	496,051
3.90%, 03/07/39	27	23,620
4.00%, 03/07/49	207	168,660
4.15%, 05/18/43	427	368,812
4.30%, 05/17/30	25	24,811
4.50%, 05/17/33(a)	265	260,603
5.15%, 05/17/63	310	293,547
6.50%, 12/01/33	302	339,120
6.55%, 09/15/37	147	167,826
Schedule of Investments
100

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	$205	$220,493
5.95%, 12/01/28	5	5,274
Mylan Inc., 5.20%, 04/15/48	99	82,530
Novartis Capital Corp.
2.75%, 08/14/50(a)	242	159,683
3.80%, 09/18/29	160	156,357
4.00%, 09/18/31	150	145,899
4.00%, 11/20/45	180	152,713
4.20%, 09/18/34	190	181,229
4.40%, 05/06/44	81	73,173
4.70%, 09/18/54	420	384,525
Pfizer Inc.
2.70%, 05/28/50(a)	568	359,448
4.00%, 12/15/36(a)	75	68,714
4.00%, 03/15/49	333	269,619
4.13%, 12/15/46	226	188,640
4.20%, 09/15/48(a)	222	186,066
4.40%, 05/15/44(a)	30	26,649
7.20%, 03/15/39	222	265,422
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33	636	629,638
5.30%, 05/19/53	852	826,111
5.34%, 05/19/63	1,163	1,109,678
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	441	298,062
3.38%, 07/09/60	452	298,837
5.00%, 11/26/28	160	161,891
5.65%, 07/05/44	200	203,177
5.80%, 07/05/64	200	200,454
Utah Acquisition Sub Inc., 5.25%, 06/15/46	109	91,817
Viatris Inc., 4.00%, 06/22/50	507	348,581
Zoetis Inc.
2.00%, 05/15/30	1,411	1,237,409
3.00%, 09/12/27	1,281	1,236,446
3.00%, 05/15/50	15	10,057
3.90%, 08/20/28	435	426,334
3.95%, 09/12/47	211	170,959
4.45%, 08/20/48(a)	26	22,511
4.70%, 02/01/43	433	398,147
5.60%, 11/16/32	963	1,009,947
		45,032,974
Pipelines — 4.0%
Boardwalk Pipelines LP, 4.80%, 05/03/29	129	129,333
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,041	843,194
3.70%, 11/15/29	1,334	1,268,668
5.13%, 06/30/27	133	134,145
Cheniere Energy Inc.
4.63%, 10/15/28	3,008	2,971,978
5.65%, 04/15/34	880	895,199
Cheniere Energy Partners LP
3.25%, 01/31/32	243	213,949
4.00%, 03/01/31	36	33,871
4.50%, 10/01/29	95	93,183
5.95%, 06/30/33	201	208,492
Columbia Pipeline Group Inc., 5.80%, 06/01/45	31	30,634
DCP Midstream Operating LP
5.13%, 05/15/29	80	80,657
5.60%, 04/01/44	75	71,242
8.13%, 08/16/30	61	69,981
Security	Par (000)	Value
Pipelines (continued)
Enbridge Energy Partners LP
7.38%, 10/15/45	$154	$178,143
Series B, 7.50%, 04/15/38	142	163,986
Enbridge Inc.
2.50%, 08/01/33	920	753,707
3.13%, 11/15/29	80	74,397
3.40%, 08/01/51	120	82,329
3.70%, 07/15/27	49	48,047
4.00%, 11/15/49	133	103,872
4.25%, 12/01/26	146	145,188
4.50%, 06/10/44	94	79,595
5.25%, 04/05/27(a)	25	25,322
5.30%, 04/05/29	60	61,047
5.50%, 12/01/46	162	158,709
5.63%, 04/05/34(a)	219	223,739
5.70%, 03/08/33	410	422,227
5.90%, 11/15/26	185	188,794
5.95%, 04/05/54	251	254,596
6.00%, 11/15/28	20	20,840
6.20%, 11/15/30	65	68,967
6.70%, 11/15/53	75	83,201
7.20%, 06/27/54, (5-year CMT + 2.970%)(b)	141	145,692
7.38%, 03/15/55, (5-year CMT + 3.122%)(b)	157	162,595
Energy Transfer LP
4.15%, 09/15/29	145	141,010
4.90%, 03/15/35	82	78,656
5.00%, 05/15/44	970	859,003
5.00%, 05/15/50	441	382,776
5.40%, 10/01/47	60	55,244
5.75%, 02/15/33	85	87,501
5.95%, 05/15/54	70	69,180
6.00%, 06/15/48	151	149,626
6.05%, 09/01/54(a)	10	9,986
6.25%, 04/15/49	275	280,886
7.50%, 07/01/38	120	138,105
EnLink Midstream LLC
5.38%, 06/01/29	740	751,466
5.65%, 09/01/34	573	579,685
Enterprise Products Operating LLC
2.80%, 01/31/30	44	40,536
3.13%, 07/31/29	15	14,158
3.30%, 02/15/53(a)	114	77,790
3.70%, 01/31/51	45	33,400
3.95%, 01/31/60(a)	164	122,115
4.20%, 01/31/50	139	113,080
4.25%, 02/15/48	80	66,016
4.45%, 02/15/43	191	167,103
4.80%, 02/01/49	178	159,223
4.85%, 08/15/42	176	163,076
4.85%, 03/15/44	232	213,261
4.90%, 05/15/46	142	129,918
4.95%, 10/15/54	130	117,342
5.10%, 02/15/45	277	260,278
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(b)	242	238,261
5.70%, 02/15/42	120	122,534
5.95%, 02/01/41	166	174,433
6.13%, 10/15/39	118	126,298
6.45%, 09/01/40	159	175,591
7.55%, 04/15/38	136	162,835
Series D, 6.88%, 03/01/33	58	65,095
101
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	$189	$186,279
Series H, 6.65%, 10/15/34	14	15,592
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	44	38,217
5.00%, 08/15/42	35	31,573
5.00%, 03/01/43	103	92,978
5.40%, 09/01/44	90	84,557
5.50%, 03/01/44	182	173,977
5.63%, 09/01/41	90	87,622
5.80%, 03/15/35	218	224,852
6.38%, 03/01/41(a)	138	145,130
6.50%, 02/01/37	138	148,707
6.50%, 09/01/39	143	152,848
6.55%, 09/15/40(a)	95	101,870
6.95%, 01/15/38(a)	561	621,988
7.30%, 08/15/33	217	244,418
7.40%, 03/15/31(a)	139	155,808
7.50%, 11/15/40	45	52,192
7.75%, 03/15/32	246	279,623
Kinder Morgan Inc.
3.25%, 08/01/50	135	88,841
3.60%, 02/15/51	90	63,005
4.30%, 03/01/28	194	192,350
4.80%, 02/01/33	95	92,137
5.00%, 02/01/29	165	166,110
5.05%, 02/15/46	245	218,951
5.10%, 08/01/29	140	141,719
5.20%, 06/01/33	550	546,449
5.20%, 03/01/48	115	104,538
5.30%, 12/01/34	496	492,287
5.40%, 02/01/34(a)	260	261,197
5.45%, 08/01/52	95	88,852
5.55%, 06/01/45	480	459,229
5.95%, 08/01/54	215	215,013
7.75%, 01/15/32	288	329,837
7.80%, 08/01/31	258	295,081
MPLX LP
4.00%, 03/15/28	144	141,246
4.13%, 03/01/27	531	525,625
4.25%, 12/01/27	76	75,139
4.50%, 04/15/38	253	225,005
4.70%, 04/15/48	319	267,152
4.80%, 02/15/29	167	167,284
4.90%, 04/15/58	207	172,620
4.95%, 03/14/52	136	116,889
5.20%, 03/01/47	342	308,222
5.50%, 02/15/49	331	309,533
Northwest Pipeline LLC, 4.00%, 04/01/27	25	24,672
ONEOK Inc.
3.10%, 03/15/30	233	214,542
3.25%, 06/01/30	250	230,985
3.40%, 09/01/29	272	256,573
3.95%, 03/01/50	140	103,677
4.00%, 07/13/27	540	533,295
4.20%, 10/03/47	20	15,647
4.25%, 09/15/46	67	53,156
4.35%, 03/15/29	395	388,784
4.45%, 09/01/49	43	34,675
4.50%, 03/15/50	57	46,195
4.55%, 07/15/28	507	504,544
Security	Par (000)	Value
Pipelines (continued)
4.85%, 02/01/49	$100	$85,034
4.95%, 07/13/47	97	84,730
5.05%, 11/01/34	930	906,889
5.15%, 10/15/43	43	39,547
5.55%, 11/01/26	205	207,911
5.65%, 11/01/28	230	236,926
5.70%, 11/01/54	400	384,112
5.80%, 11/01/30	65	67,662
5.85%, 11/01/64	125	119,912
6.00%, 06/15/35	200	208,895
6.05%, 09/01/33	418	437,919
6.10%, 11/15/32	323	340,331
6.35%, 01/15/31	200	212,899
6.63%, 09/01/53	120	129,214
7.15%, 01/15/51	45	50,104
ONEOK Partners LP
6.13%, 02/01/41	30	30,860
6.20%, 09/15/43	141	144,734
6.65%, 10/01/36	242	262,126
6.85%, 10/15/37	233	255,999
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	139	131,417
5.15%, 06/01/42	59	53,847
6.65%, 01/15/37	226	243,610
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	489	482,718
4.50%, 05/15/30	161	158,494
5.00%, 03/15/27	629	631,440
Spectra Energy Partners LP
3.38%, 10/15/26	211	207,059
4.50%, 03/15/45	256	214,883
5.95%, 09/25/43	238	239,662
Targa Resources Corp.
4.20%, 02/01/33	367	339,739
4.95%, 04/15/52	205	175,571
5.50%, 02/15/35	45	45,166
5.55%, 08/15/35	250	250,878
6.13%, 03/15/33	50	52,436
6.13%, 05/15/55	175	177,173
6.25%, 07/01/52	45	46,213
6.50%, 03/30/34	394	423,187
6.50%, 02/15/53	208	220,091
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	355	328,098
4.88%, 02/01/31(a)	80	78,500
5.50%, 03/01/30	233	235,714
6.88%, 01/15/29	20	20,479
TC PipeLines LP, 3.90%, 05/25/27	286	281,410
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	184,866
7.00%, 10/15/28	166	177,566
7.63%, 04/01/37	20	23,410
Texas Eastern Transmission LP, 7.00%, 07/15/32	479	530,843
TransCanada PipeLines Ltd.
4.10%, 04/15/30	93	89,457
4.25%, 05/15/28	117	115,429
4.63%, 03/01/34	388	368,987
5.10%, 03/15/49	207	194,297
5.60%, 03/31/34	193	195,950
5.85%, 03/15/36	204	210,794
Schedule of Investments
102

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.10%, 06/01/40	$91	$94,449
6.20%, 10/15/37	295	309,093
7.25%, 08/15/38	138	158,197
7.63%, 01/15/39	277	324,698
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	173	133,503
4.00%, 03/15/28	38	37,271
4.45%, 08/01/42	100	86,164
4.60%, 03/15/48	197	170,020
5.40%, 08/15/41	83	81,114
Valero Energy Partners LP, 4.50%, 03/15/28	226	225,188
Western Midstream Operating LP
4.05%, 02/01/30	245	233,327
4.50%, 03/01/28	45	44,575
4.75%, 08/15/28	55	54,738
5.25%, 02/01/50	208	183,268
5.30%, 03/01/48	141	124,148
5.45%, 11/15/34	158	156,054
5.45%, 04/01/44	80	72,978
5.50%, 08/15/48	70	62,767
6.15%, 04/01/33	522	541,005
Williams Companies Inc. (The)
3.75%, 06/15/27(a)	40	39,230
4.85%, 03/01/48	200	175,380
4.90%, 01/15/45	122	109,574
5.10%, 09/15/45	258	236,709
5.15%, 03/15/34	385	381,450
5.40%, 03/04/44	155	149,263
5.60%, 03/15/35	150	153,470
5.75%, 06/24/44	85	84,810
5.80%, 11/15/43	158	158,288
5.80%, 11/15/54(a)	168	168,305
6.00%, 03/15/55	76	78,193
6.30%, 04/15/40	297	315,034
8.75%, 03/15/32	91	109,115
Series A, 7.50%, 01/15/31	60	67,003
		44,777,842
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	100	100,960
Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31(a)	631	546,136
4.88%, 03/01/26	2,847	2,847,947
5.50%, 04/01/29	166	170,166
5.95%, 08/15/34	145	151,692
		3,715,941
Real Estate Investment Trusts — 4.1%
Agree LP
2.60%, 06/15/33	115	94,544
4.80%, 10/01/32	20	19,597
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	353	278,365
2.00%, 05/18/32	148	120,902
2.75%, 12/15/29(a)	18	16,440
2.95%, 03/15/34	145	121,762
3.00%, 05/18/51	205	129,626
3.38%, 08/15/31	10	9,141
3.55%, 03/15/52	190	133,632
3.95%, 01/15/27	35	34,627
3.95%, 01/15/28(a)	138	135,697
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 02/01/50	$209	$160,794
4.50%, 07/30/29	188	185,431
4.70%, 07/01/30	118	116,694
4.85%, 04/15/49	120	106,197
4.90%, 12/15/30	24	24,029
American Assets Trust LP, 3.38%, 02/01/31	119	105,488
American Homes 4 Rent LP
3.38%, 07/15/51	35	23,895
3.63%, 04/15/32(a)	180	164,462
4.25%, 02/15/28	43	42,412
4.30%, 04/15/52	22	17,782
4.90%, 02/15/29	31	31,117
American Tower Corp.
1.88%, 10/15/30	115	98,102
2.10%, 06/15/30	283	246,672
2.30%, 09/15/31	181	154,193
2.70%, 04/15/31	195	172,073
2.75%, 01/15/27	60	58,026
2.90%, 01/15/30	301	275,591
2.95%, 01/15/51(a)	285	183,475
3.10%, 06/15/50(a)	226	149,615
3.13%, 01/15/27	323	314,467
3.38%, 10/15/26	451	442,726
3.55%, 07/15/27(a)	355	346,464
3.60%, 01/15/28	325	316,186
3.70%, 10/15/49	215	160,755
3.80%, 08/15/29	342	328,157
3.95%, 03/15/29	47	45,553
5.00%, 01/31/30	30	30,244
5.40%, 01/31/35	125	126,545
5.45%, 02/15/34(a)	122	124,620
5.55%, 07/15/33	348	356,745
5.90%, 11/15/33	255	267,454
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	240	203,636
2.30%, 03/01/30	67	60,078
3.20%, 01/15/28	18	17,406
3.30%, 06/01/29	37	35,143
3.90%, 10/15/46	91	73,761
4.15%, 07/01/47	80	66,984
5.00%, 02/15/33	290	290,975
Boston Properties LP
2.45%, 10/01/33(a)	560	440,335
2.55%, 04/01/32	296	244,596
2.75%, 10/01/26	688	666,163
2.90%, 03/15/30	121	108,904
3.25%, 01/30/31(a)	342	306,616
3.40%, 06/21/29	189	176,674
4.50%, 12/01/28	173	170,023
5.75%, 01/15/35(a)	195	193,786
6.50%, 01/15/34(a)	188	199,256
Brixmor Operating Partnership LP
2.50%, 08/16/31(a)	95	81,656
3.90%, 03/15/27	108	106,185
4.05%, 07/01/30	102	97,760
4.13%, 06/15/26	134	133,059
4.13%, 05/15/29	103	100,044
Camden Property Trust
2.80%, 05/15/30	19	17,348
3.15%, 07/01/29	52	48,997
3.35%, 11/01/49(a)	19	13,568
103
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.10%, 10/15/28	$31	$30,488
COPT Defense Properties LP
2.00%, 01/15/29	350	311,956
2.75%, 04/15/31	161	138,704
2.90%, 12/01/33	71	57,755
Cousins Properties LP, 5.88%, 10/01/34	20	20,388
Crown Castle Inc.
2.10%, 04/01/31	322	272,739
2.25%, 01/15/31	273	234,540
2.50%, 07/15/31	337	289,679
3.10%, 11/15/29	155	143,134
3.25%, 01/15/51(a)	259	173,939
3.30%, 07/01/30	297	273,841
3.65%, 09/01/27	177	172,495
3.70%, 06/15/26	260	256,872
3.80%, 02/15/28(a)	1,569	1,530,392
4.00%, 03/01/27	138	136,367
4.00%, 11/15/49	122	94,114
4.15%, 07/01/50	188	148,051
4.30%, 02/15/29	949	930,394
4.75%, 05/15/47	200	175,157
4.80%, 09/01/28	118	118,019
5.00%, 01/11/28	500	503,950
5.10%, 05/01/33	589	584,843
5.20%, 02/15/49	136	125,187
5.60%, 06/01/29	115	118,184
5.80%, 03/01/34	237	245,716
CubeSmart LP
2.50%, 02/15/32	140	119,089
3.00%, 02/15/30(a)	50	45,832
4.38%, 02/15/29	25	24,606
Digital Realty Trust LP
3.60%, 07/01/29	2,930	2,804,347
3.70%, 08/15/27	1,162	1,137,409
4.45%, 07/15/28(a)	115	114,135
5.55%, 01/15/28	661	676,298
DOC DR LLC
2.63%, 11/01/31	30	25,951
3.95%, 01/15/28	29	28,426
4.30%, 03/15/27	80	79,507
EPR Properties
3.60%, 11/15/31	50	44,890
4.95%, 04/15/28	210	208,715
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	1,000	1,023,454
Equinix Inc.
1.80%, 07/15/27	76	71,285
2.15%, 07/15/30	602	526,906
2.50%, 05/15/31	305	265,551
2.90%, 11/18/26	140	136,165
2.95%, 09/15/51	186	118,255
3.00%, 07/15/50	172	111,419
3.20%, 11/18/29	680	634,176
3.40%, 02/15/52	135	93,934
3.90%, 04/15/32	200	187,308
ERP Operating LP
1.85%, 08/01/31	26	21,961
2.50%, 02/15/30	168	151,648
3.00%, 07/01/29	74	69,149
3.25%, 08/01/27(a)	38	36,937
3.50%, 03/01/28	47	45,684
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 08/01/47	$27	$21,745
4.15%, 12/01/28	33	32,536
4.50%, 06/01/45	60	52,309
Essex Portfolio LP
2.65%, 03/15/32	270	232,722
2.65%, 09/01/50(a)	35	20,957
4.00%, 03/01/29	55	53,531
Extra Space Storage LP
2.35%, 03/15/32	130	108,855
2.40%, 10/15/31	120	102,350
3.88%, 12/15/27	19	18,639
4.00%, 06/15/29(a)	9	8,728
5.50%, 07/01/30	25	25,723
Federal Realty OP LP
3.20%, 06/15/29	621	583,062
3.25%, 07/15/27	360	349,445
3.50%, 06/01/30	475	445,551
4.50%, 12/01/44(a)	188	163,519
5.38%, 05/01/28	625	637,198
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	90	78,506
4.00%, 01/15/30	138	130,755
4.00%, 01/15/31	107	99,853
5.30%, 01/15/29	226	226,931
Healthcare Realty Holdings LP
2.00%, 03/15/31	10	8,408
3.10%, 02/15/30	20	18,311
Healthpeak OP LLC
3.00%, 01/15/30	338	311,120
3.25%, 07/15/26	12	11,804
3.50%, 07/15/29	209	198,386
5.38%, 02/15/35	25	25,182
6.75%, 02/01/41	151	168,525
Highwoods Realty LP
3.05%, 02/15/30	87	78,070
4.20%, 04/15/29	72	69,326
7.65%, 02/01/34(a)	110	123,769
Host Hotels & Resorts LP
5.50%, 04/15/35	10	9,924
Series H, 3.38%, 12/15/29	137	127,426
Series I, 3.50%, 09/15/30	245	225,403
Series J, 2.90%, 12/15/31	104	90,681
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	10	8,351
2.70%, 01/15/34	95	77,537
4.15%, 04/15/32(a)	115	108,012
Kilroy Realty LP
2.50%, 11/15/32(a)	312	246,445
3.05%, 02/15/30	160	142,309
4.25%, 08/15/29	316	300,980
4.75%, 12/15/28	45	44,209
Kimco Realty OP LLC
2.80%, 10/01/26	25	24,366
3.70%, 10/01/49	88	65,824
3.80%, 04/01/27	101	99,637
4.13%, 12/01/46	135	109,665
4.25%, 04/01/45	130	108,817
4.45%, 09/01/47	48	40,769
4.60%, 02/01/33	190	184,417
Kite Realty Group Trust, 4.75%, 09/15/30	35	34,593
Schedule of Investments
104

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Mid-America Apartments LP
1.70%, 02/15/31	$210	$177,370
2.75%, 03/15/30	35	31,868
3.95%, 03/15/29	20	19,463
NNN REIT Inc.
2.50%, 04/15/30	12	10,689
3.00%, 04/15/52	50	31,444
3.10%, 04/15/50	88	57,268
3.50%, 04/15/51	75	52,546
4.30%, 10/15/28	7	6,911
4.80%, 10/15/48	31	27,035
5.60%, 10/15/33	25	25,518
Omega Healthcare Investors Inc.
3.25%, 04/15/33	309	264,620
3.38%, 02/01/31	152	137,332
3.63%, 10/01/29	240	225,006
Piedmont Operating Partnership LP
2.75%, 04/01/32	17	13,780
3.15%, 08/15/30	57	49,712
9.25%, 07/20/28(a)	310	342,518
Prologis LP
2.13%, 04/15/27	98	93,477
2.13%, 10/15/50	105	57,484
2.25%, 04/15/30	88	78,362
3.00%, 04/15/50	253	168,706
3.25%, 10/01/26	52	51,063
3.88%, 09/15/28	131	128,421
4.38%, 02/01/29	61	60,637
4.38%, 09/15/48	70	59,696
4.63%, 01/15/33(a)	125	122,791
4.75%, 06/15/33	285	280,777
4.88%, 06/15/28	80	80,856
5.13%, 01/15/34(a)	134	135,022
Public Storage Operating Co.
2.25%, 11/09/31(a)	265	227,350
2.30%, 05/01/31(a)	55	47,959
5.35%, 08/01/53	20	19,648
Realty Income Corp.
1.80%, 03/15/33	155	121,796
2.85%, 12/15/32	310	267,196
3.25%, 01/15/31	95	87,421
4.90%, 07/15/33	100	98,507
5.63%, 10/13/32	380	393,723
Regency Centers LP
2.95%, 09/15/29	89	82,884
3.60%, 02/01/27	63	61,884
4.13%, 03/15/28	40	39,457
4.40%, 02/01/47(a)	153	130,172
4.65%, 03/15/49	117	102,314
5.10%, 01/15/35	45	44,743
Sabra Health Care LP
3.20%, 12/01/31	121	106,236
3.90%, 10/15/29	78	74,254
5.13%, 08/15/26	381	382,242
Simon Property Group LP
2.20%, 02/01/31(a)	120	104,190
2.25%, 01/15/32(a)	240	203,503
2.45%, 09/13/29	250	228,187
2.65%, 07/15/30	25	22,669
2.65%, 02/01/32	50	43,374
3.25%, 09/13/49	266	184,623
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 07/15/50	$41	$31,124
4.25%, 10/01/44	100	84,316
4.25%, 11/30/46(a)	146	123,780
4.75%, 03/15/42	150	137,533
5.50%, 03/08/33	368	378,916
6.75%, 02/01/40	203	231,592
Store Capital LLC
2.70%, 12/01/31	115	98,106
4.50%, 03/15/28	30	29,478
Sun Communities Operating LP
4.20%, 04/15/32	65	60,842
5.70%, 01/15/33	125	127,837
Tanger Properties LP, 3.88%, 07/15/27	15	14,694
UDR Inc.
1.90%, 03/15/33	260	204,874
2.10%, 08/01/32	10	8,168
2.10%, 06/15/33	65	51,547
3.00%, 08/15/31	80	71,417
3.10%, 11/01/34	33	27,746
3.20%, 01/15/30	41	38,161
4.40%, 01/26/29(a)	31	30,572
Ventas Realty LP
2.50%, 09/01/31	174	150,417
3.00%, 01/15/30	152	140,179
3.85%, 04/01/27	58	57,098
4.00%, 03/01/28	46	45,181
4.38%, 02/01/45	80	67,604
4.40%, 01/15/29	196	193,428
4.75%, 11/15/30	255	253,404
4.88%, 04/15/49	125	111,844
5.70%, 09/30/43	81	81,271
VICI Properties LP
4.75%, 02/15/28	317	317,556
4.95%, 02/15/30	259	257,744
5.13%, 05/15/32	370	364,994
5.63%, 05/15/52	165	156,875
Welltower OP LLC
2.05%, 01/15/29	139	126,420
2.70%, 02/15/27	77	74,474
2.75%, 01/15/31	195	173,918
2.75%, 01/15/32	415	361,710
2.80%, 06/01/31	280	249,029
3.10%, 01/15/30	210	194,872
4.13%, 03/15/29	160	156,743
4.25%, 04/01/26	29	28,927
4.25%, 04/15/28	109	107,884
4.95%, 09/01/48	145	136,238
6.50%, 03/15/41	212	234,134
Weyerhaeuser Co.
4.00%, 11/15/29	251	242,913
4.00%, 04/15/30	265	254,803
6.95%, 10/01/27	244	257,882
7.38%, 03/15/32	675	763,095
WP Carey Inc.
2.25%, 04/01/33	115	92,811
3.85%, 07/15/29	107	103,295
		45,840,522
Retail — 2.3%
AutoNation Inc.
3.80%, 11/15/27	156	152,094
3.85%, 03/01/32	76	69,164
105
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.75%, 06/01/30	$249	$244,857
AutoZone Inc.
3.75%, 04/18/29	74	71,421
5.05%, 07/15/26	20	20,142
5.20%, 08/01/33(a)	35	35,203
6.55%, 11/01/33	25	27,378
Best Buy Co. Inc.
1.95%, 10/01/30	2,393	2,050,158
4.45%, 10/01/28(a)	2,059	2,048,569
Costco Wholesale Corp.
1.60%, 04/20/30	73	63,617
1.75%, 04/20/32	51	42,460
Darden Restaurants Inc., 4.55%, 02/15/48(a)	61	51,096
Dollar General Corp.
3.50%, 04/03/30(a)	15	13,981
4.13%, 04/03/50(a)	72	54,580
Dollar Tree Inc.
3.38%, 12/01/51	90	58,757
4.20%, 05/15/28	50	49,188
Ferguson Enterprises Inc., 5.00%, 10/03/34	800	783,245
Home Depot Inc. (The)
1.88%, 09/15/31	15	12,655
2.13%, 09/15/26	84	81,373
2.38%, 03/15/51	140	82,011
2.50%, 04/15/27	175	168,664
2.70%, 04/15/30	172	157,228
2.75%, 09/15/51	150	94,690
2.80%, 09/14/27	650	627,047
2.95%, 06/15/29	1,086	1,020,952
3.00%, 04/01/26(a)	28	27,641
3.13%, 12/15/49	142	98,487
3.25%, 04/15/32	420	382,024
3.30%, 04/15/40	54	43,226
3.35%, 04/15/50	142	102,586
3.50%, 09/15/56	321	229,872
3.63%, 04/15/52	215	161,453
3.90%, 12/06/28	753	740,547
3.90%, 06/15/47	273	219,860
4.20%, 04/01/43	226	195,847
4.25%, 04/01/46	333	285,265
4.40%, 03/15/45	318	279,966
4.50%, 09/15/32	360	355,689
4.50%, 12/06/48	282	247,726
4.75%, 06/25/29	190	191,900
4.85%, 06/25/31	160	161,894
4.88%, 06/25/27	215	217,549
4.88%, 02/15/44	317	298,189
4.95%, 09/30/26	85	85,879
4.95%, 06/25/34	255	256,510
4.95%, 09/15/52	45	42,215
5.15%, 06/25/26	80	80,931
5.30%, 06/25/54	20	19,738
5.40%, 09/15/40	192	195,759
5.40%, 06/25/64	160	157,957
5.88%, 12/16/36	796	854,285
5.95%, 04/01/41	225	241,044
Lowe's Companies Inc.
1.70%, 10/15/30	200	170,374
2.50%, 04/15/26	138	135,108
2.63%, 04/01/31	356	315,472
3.00%, 10/15/50(a)	240	154,215
Security	Par (000)	Value
Retail (continued)
3.10%, 05/03/27	$112	$108,833
3.65%, 04/05/29	85	81,925
3.70%, 04/15/46	282	215,163
3.75%, 04/01/32	490	455,905
4.05%, 05/03/47	392	314,083
4.25%, 04/01/52	249	200,304
4.38%, 09/15/45	210	179,364
4.45%, 04/01/62	396	317,127
4.50%, 04/15/30(a)	222	220,436
4.55%, 04/05/49	107	90,914
4.65%, 04/15/42	271	244,403
5.00%, 04/15/33	320	320,506
5.00%, 04/15/40	34	32,446
5.13%, 04/15/50	165	153,145
5.50%, 10/15/35	273	282,535
5.63%, 04/15/53	116	114,816
5.80%, 09/15/62	157	157,470
5.85%, 04/01/63	85	85,586
6.50%, 03/15/29(a)	102	109,499
McDonald's Corp.
2.13%, 03/01/30	18	16,020
2.63%, 09/01/29	11	10,187
3.60%, 07/01/30	15	14,291
3.63%, 09/01/49	354	265,273
3.70%, 02/15/42	19	15,308
3.80%, 04/01/28	20	19,608
4.20%, 04/01/50	127	103,584
4.45%, 03/01/47(a)	148	127,880
4.45%, 09/01/48	112	96,139
4.60%, 05/26/45	184	164,002
4.70%, 12/09/35	72	70,087
4.88%, 07/15/40	123	116,587
4.88%, 12/09/45	447	411,185
5.15%, 09/09/52	65	61,386
6.30%, 10/15/37	232	254,703
6.30%, 03/01/38	202	221,878
O'Reilly Automotive Inc., 4.20%, 04/01/30	49	47,791
Starbucks Corp.
2.25%, 03/12/30	26	23,198
3.35%, 03/12/50	160	110,918
3.50%, 03/01/28	64	62,392
3.50%, 11/15/50	299	214,002
3.75%, 12/01/47	135	102,278
4.00%, 11/15/28	50	49,174
4.30%, 06/15/45	104	87,763
4.45%, 08/15/49	218	184,840
4.50%, 11/15/48	247	211,874
Target Corp.
2.35%, 02/15/30	96	86,708
2.65%, 09/15/30	99	89,906
3.38%, 04/15/29	107	102,759
3.63%, 04/15/46	411	320,777
3.90%, 11/15/47	37	29,964
4.00%, 07/01/42	375	322,564
4.50%, 09/15/32(a)	141	138,644
6.35%, 11/01/32	320	354,217
6.50%, 10/15/37	322	363,301
7.00%, 01/15/38	165	193,930
TJX Companies Inc. (The)
2.25%, 09/15/26	10	9,704
3.88%, 04/15/30	102	98,714
Schedule of Investments
106

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.50%, 04/15/50(a)	$214	$192,216
Tractor Supply Co.
1.75%, 11/01/30(a)	752	639,168
5.25%, 05/15/33(a)	1,417	1,435,893
		26,155,011
Semiconductors — 3.5%
Applied Materials Inc.
1.75%, 06/01/30	477	414,664
2.75%, 06/01/50	240	155,333
3.30%, 04/01/27	1,010	990,146
4.35%, 04/01/47	316	275,401
4.80%, 06/15/29	98	99,301
5.10%, 10/01/35	331	337,175
5.85%, 06/15/41	227	241,560
Broadcom Inc.
2.60%, 02/15/33(a)(c)	140	118,148
3.14%, 11/15/35(a)(c)	346	288,325
3.19%, 11/15/36(c)	274	225,512
3.42%, 04/15/33(c)	431	384,869
3.47%, 04/15/34(c)	522	460,890
3.50%, 02/15/41(c)	445	354,132
3.75%, 02/15/51(a)(c)	671	511,115
4.15%, 11/15/30	53	51,303
4.15%, 04/15/32(c)	20	19,029
4.30%, 11/15/32	189	181,080
4.93%, 05/15/37(c)	650	630,932
5.00%, 04/15/30(a)	273	276,663
Intel Corp.
1.60%, 08/12/28	959	862,694
2.00%, 08/12/31(a)	306	255,490
2.45%, 11/15/29	235	211,033
2.60%, 05/19/26(a)	924	903,082
3.05%, 08/12/51	286	173,930
3.10%, 02/15/60	237	134,685
3.15%, 05/11/27	1,109	1,073,060
3.20%, 08/12/61	188	109,418
3.25%, 11/15/49	348	223,623
3.73%, 12/08/47	288	204,128
3.75%, 03/25/27	35	34,349
3.75%, 08/05/27	558	546,295
3.90%, 03/25/30	252	240,282
4.00%, 08/05/29	70	67,486
4.00%, 12/15/32	355	326,724
4.10%, 05/19/46	171	130,179
4.10%, 05/11/47	138	104,491
4.15%, 08/05/32	180	167,972
4.25%, 12/15/42	162	129,616
4.60%, 03/25/40(a)	20	17,466
4.75%, 03/25/50	494	407,686
4.80%, 10/01/41	310	269,488
4.88%, 02/10/28	241	242,102
4.90%, 07/29/45	355	305,143
4.90%, 08/05/52(a)	225	189,038
4.95%, 03/25/60	264	219,826
5.05%, 08/05/62	57	47,641
5.13%, 02/10/30	105	105,817
5.15%, 02/21/34(a)	215	211,645
5.20%, 02/10/33(a)	710	703,889
5.60%, 02/21/54	10	9,321
5.70%, 02/10/53	259	243,859
5.90%, 02/10/63(a)	175	167,646
Security	Par (000)	Value
Semiconductors (continued)
KLA Corp.
3.30%, 03/01/50	$18	$12,821
4.95%, 07/15/52	25	23,372
5.00%, 03/15/49(a)	20	18,897
5.25%, 07/15/62	125	120,165
Lam Research Corp.
1.90%, 06/15/30	725	634,447
2.88%, 06/15/50	216	141,057
3.13%, 06/15/60	188	119,552
3.75%, 03/15/26	329	326,812
4.00%, 03/15/29(a)	897	881,588
4.88%, 03/15/49	229	211,892
Marvell Technology Inc.
2.95%, 04/15/31(a)	60	53,690
5.95%, 09/15/33	80	84,065
Micron Technology Inc.
2.70%, 04/15/32	223	191,121
3.48%, 11/01/51	259	179,379
4.66%, 02/15/30	40	39,481
5.33%, 02/06/29	56	56,822
5.88%, 02/09/33	125	130,183
NVIDIA Corp.
2.00%, 06/15/31	1,633	1,415,442
2.85%, 04/01/30	1,929	1,793,181
3.20%, 09/16/26	5,721	5,638,631
NXP BV/NXP Funding LLC
5.35%, 03/01/26	1,228	1,233,174
5.55%, 12/01/28(a)	670	685,100
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	137	118,748
2.65%, 02/15/32	215	184,507
3.13%, 02/15/42	36	26,268
3.15%, 05/01/27	67	64,965
3.25%, 05/11/41	235	176,432
3.25%, 11/30/51	180	120,060
3.40%, 05/01/30	185	172,408
4.30%, 06/18/29	313	306,343
4.40%, 06/01/27	245	244,094
5.00%, 01/15/33	349	346,025
Qorvo Inc., 4.38%, 10/15/29	55	52,616
Qualcomm Inc.
4.30%, 05/20/47	260	221,126
4.50%, 05/20/52	185	159,836
4.65%, 05/20/35(a)	135	132,796
4.80%, 05/20/45	206	190,154
6.00%, 05/20/53	145	154,683
Texas Instruments Inc.
1.75%, 05/04/30	799	698,255
1.90%, 09/15/31	710	606,335
2.25%, 09/04/29	993	906,375
2.70%, 09/15/51	333	209,396
2.90%, 11/03/27	513	495,602
3.65%, 08/16/32	492	459,073
3.88%, 03/15/39	113	100,199
4.15%, 05/15/48	429	360,022
4.60%, 02/08/27	55	55,376
4.60%, 02/15/28	719	726,186
4.60%, 02/08/29	225	226,938
4.85%, 02/08/34	615	616,760
4.90%, 03/14/33	165	167,174
5.15%, 02/08/54	20	19,368
107
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
TSMC Arizona Corp.
1.75%, 10/25/26	$698	$667,869
2.50%, 10/25/31	366	322,173
3.25%, 10/25/51	327	246,436
3.88%, 04/22/27	105	103,857
4.13%, 04/22/29	133	131,333
4.25%, 04/22/32	325	319,402
4.50%, 04/22/52	290	274,278
		39,429,022
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	290	263,365
3.48%, 12/01/27	114	110,162
4.20%, 05/01/30(a)	358	343,310
5.35%, 01/15/30	50	50,280
5.75%, 01/15/35(a)	40	40,082
		807,199
Software — 3.3%
Adobe Inc.
2.15%, 02/01/27	802	771,789
2.30%, 02/01/30	2,904	2,628,987
4.80%, 04/04/29	35	35,584
4.85%, 04/04/27	20	20,242
4.95%, 04/04/34	215	217,015
5.30%, 01/17/35	200	206,827
Autodesk Inc.
2.40%, 12/15/31	1,210	1,038,228
2.85%, 01/15/30	235	216,013
3.50%, 06/15/27	1,103	1,077,819
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	572	500,513
2.90%, 12/01/29	514	472,927
3.40%, 06/27/26	2,073	2,039,188
Concentrix Corp., 6.85%, 08/02/33(a)	80	83,170
Electronic Arts Inc.
1.85%, 02/15/31	360	305,841
2.95%, 02/15/51(a)	372	240,056
4.80%, 03/01/26	25	25,024
Fidelity National Information Services Inc.
4.50%, 08/15/46	27	22,880
5.10%, 07/15/32	540	542,866
Fiserv Inc.
4.40%, 07/01/49	408	341,860
5.63%, 08/21/33	20	20,671
Intuit Inc.
1.65%, 07/15/30	150	129,254
5.20%, 09/15/33	665	681,130
5.50%, 09/15/53(a)	292	295,349
Microsoft Corp.
2.40%, 08/08/26	2,191	2,139,301
2.53%, 06/01/50	306	194,922
2.68%, 06/01/60	291	176,886
2.92%, 03/17/52	695	474,096
3.04%, 03/17/62	210	138,364
3.30%, 02/06/27	1,864	1,835,913
3.45%, 08/08/36	463	415,016
3.50%, 02/12/35(a)	1,489	1,379,841
3.50%, 11/15/42	36	30,074
3.95%, 08/08/56	373	307,920
4.00%, 02/12/55	526	438,763
Security	Par (000)	Value
Software (continued)
4.10%, 02/06/37	$430	$409,409
4.20%, 11/03/35	205	200,976
4.25%, 02/06/47(a)	279	255,052
4.45%, 11/03/45	105	99,043
4.50%, 10/01/40(a)	65	64,629
4.50%, 02/06/57	186	171,725
5.30%, 02/08/41	135	148,874
Oracle Corp.
2.95%, 04/01/30	5	4,590
3.25%, 05/15/30	97	90,182
3.60%, 04/01/40	200	159,565
3.60%, 04/01/50	580	413,126
3.80%, 11/15/37	87	73,977
3.85%, 07/15/36	319	277,608
3.85%, 04/01/60	717	504,351
3.90%, 05/15/35	402	359,492
3.95%, 03/25/51	524	394,546
4.00%, 07/15/46	716	561,225
4.00%, 11/15/47	490	380,959
4.10%, 03/25/61	194	142,219
4.13%, 05/15/45	406	327,593
4.20%, 09/27/29	265	259,413
4.30%, 07/08/34	500	467,576
4.38%, 05/15/55	112	89,133
4.50%, 07/08/44	240	205,682
4.90%, 02/06/33	130	128,241
5.38%, 07/15/40	510	496,747
5.38%, 09/27/54	560	526,010
5.50%, 09/27/64	530	494,127
5.55%, 02/06/53	166	159,067
6.13%, 07/08/39	70	73,926
6.25%, 11/09/32	315	337,305
6.50%, 04/15/38	379	413,146
6.90%, 11/09/52	435	493,265
Roper Technologies Inc., 2.95%, 09/15/29	6	5,581
Salesforce Inc.
2.90%, 07/15/51	389	255,713
3.70%, 04/11/28(a)	4,661	4,583,729
ServiceNow Inc., 1.40%, 09/01/30	1,841	1,553,908
VMware LLC
3.90%, 08/21/27	571	560,304
4.65%, 05/15/27	102	102,202
4.70%, 05/15/30	666	660,045
Workday Inc.
3.50%, 04/01/27	95	93,053
3.70%, 04/01/29	488	470,011
3.80%, 04/01/32	710	658,285
		37,569,939
Telecommunications — 3.8%
America Movil SAB de CV
2.88%, 05/07/30	60	54,637
4.38%, 07/16/42	110	95,247
4.38%, 04/22/49	272	230,897
4.70%, 07/21/32	215	210,431
6.13%, 11/15/37	83	88,083
6.13%, 03/30/40	345	365,920
6.38%, 03/01/35	206	223,831
AT&T Inc.
3.30%, 02/01/52	345	234,206
3.50%, 09/15/53	1,135	792,925
3.50%, 02/01/61	280	185,849
Schedule of Investments
108

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.55%, 09/15/55	$1,250	$866,448
3.65%, 06/01/51	485	351,400
3.65%, 09/15/59	1,036	716,601
3.80%, 12/01/57	1,054	757,265
3.85%, 06/01/60	282	201,390
4.10%, 02/15/28	10	9,885
4.30%, 02/15/30	95	93,273
4.30%, 12/15/42	305	261,516
4.35%, 03/01/29(a)	54	53,486
4.35%, 06/15/45	92	77,636
4.50%, 05/15/35	663	626,832
4.50%, 03/09/48	321	271,599
4.55%, 03/09/49	231	197,745
4.75%, 05/15/46	378	336,490
4.80%, 06/15/44	20	18,076
4.85%, 03/01/39	286	271,153
4.85%, 07/15/45	40	36,004
5.15%, 03/15/42	57	53,672
5.15%, 11/15/46	215	202,686
5.15%, 02/15/50	216	200,867
5.25%, 03/01/37	439	437,250
5.35%, 09/01/40	217	213,615
5.45%, 03/01/47	191	185,511
5.55%, 08/15/41	127	126,774
5.65%, 02/15/47	154	155,700
5.70%, 03/01/57	172	168,721
6.00%, 08/15/40	103	107,271
6.30%, 01/15/38	135	147,038
6.38%, 03/01/41	110	118,709
6.55%, 02/15/39	15	16,591
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	90	64,084
4.30%, 07/29/49	18	14,499
4.46%, 04/01/48(a)	73	60,505
Series US-4, 3.65%, 03/17/51	10	7,190
Series US-6, 3.20%, 02/15/52	75	49,059
British Telecommunications PLC
5.13%, 12/04/28	402	406,596
9.63%, 12/15/30	1,371	1,679,992
Cisco Systems Inc.
2.50%, 09/20/26	524	510,971
4.55%, 02/24/28	120	120,625
4.75%, 02/24/30	125	126,314
4.95%, 02/24/32	125	126,654
5.10%, 02/24/35	150	152,473
5.30%, 02/26/54	254	254,065
5.35%, 02/26/64	30	29,624
5.50%, 01/15/40	649	671,128
5.50%, 02/24/55	200	205,150
5.90%, 02/15/39(a)	617	666,029
Corning Inc.
4.38%, 11/15/57(a)	278	225,957
4.70%, 03/15/37	10	9,499
5.45%, 11/15/79	70	65,797
Deutsche Telekom International Finance BV
8.75%, 06/15/30	357	418,006
9.25%, 06/01/32	10	12,486
Juniper Networks Inc.
3.75%, 08/15/29	37	35,550
5.95%, 03/15/41	120	121,067
Koninklijke KPN NV, 8.38%, 10/01/30	1,731	2,010,434
Security	Par (000)	Value
Telecommunications (continued)
Motorola Solutions Inc.
2.30%, 11/15/30	$70	$61,160
4.60%, 02/23/28	209	208,961
4.60%, 05/23/29	137	136,029
5.60%, 06/01/32(a)	120	123,978
Nokia OYJ
4.38%, 06/12/27	1,835	1,813,942
6.63%, 05/15/39	33	34,198
Orange SA
5.38%, 01/13/42	208	203,916
5.50%, 02/06/44	151	150,832
9.00%, 03/01/31(a)	932	1,127,136
Rogers Communications Inc.
2.90%, 11/15/26	43	41,787
3.70%, 11/15/49	239	169,783
4.30%, 02/15/48	150	119,798
4.35%, 05/01/49	292	232,301
4.50%, 03/15/43	114	97,324
4.55%, 03/15/52	154	125,254
5.00%, 03/15/44	262	236,778
5.45%, 10/01/43	175	167,464
7.50%, 08/15/38	254	292,820
Sprint Capital Corp., 8.75%, 03/15/32	265	320,141
Telefonica Emisiones SA
4.10%, 03/08/27	332	328,869
4.67%, 03/06/38	25	22,842
4.90%, 03/06/48	198	171,535
5.21%, 03/08/47	449	408,745
5.52%, 03/01/49	154	145,120
7.05%, 06/20/36	554	620,151
Telefonica Europe BV, 8.25%, 09/15/30	396	455,376
TELUS Corp.
2.80%, 02/16/27	1,012	977,390
3.70%, 09/15/27	776	759,576
4.60%, 11/16/48	266	224,120
T-Mobile USA Inc.
2.63%, 02/15/29	55	50,899
2.88%, 02/15/31	500	446,771
3.00%, 02/15/41	190	139,919
3.30%, 02/15/51	671	457,300
3.38%, 04/15/29	90	85,354
3.40%, 10/15/52	535	368,267
3.50%, 04/15/31	580	536,563
3.60%, 11/15/60	544	373,735
3.88%, 04/15/30	537	514,191
4.38%, 04/15/40	270	240,052
4.50%, 04/15/50	758	640,643
5.20%, 01/15/33	109	109,930
5.65%, 01/15/53	215	213,304
5.80%, 09/15/62	216	216,225
Verizon Communications Inc.
2.36%, 03/15/32	335	283,811
2.55%, 03/21/31	215	189,097
2.88%, 11/20/50	468	299,334
2.99%, 10/30/56	757	466,404
3.00%, 03/22/27	30	29,156
3.00%, 11/20/60(a)	362	220,577
3.55%, 03/22/51	682	500,929
3.70%, 03/22/61	721	511,535
3.85%, 11/01/42	143	116,502
3.88%, 02/08/29	22	21,443
109
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.00%, 03/22/50	$67	$52,776
4.02%, 12/03/29	19	18,496
4.13%, 03/16/27	114	113,257
4.13%, 08/15/46	185	151,170
4.27%, 01/15/36	743	685,914
4.33%, 09/21/28	31	30,773
4.40%, 11/01/34(a)	671	636,974
4.50%, 08/10/33	542	522,238
4.52%, 09/15/48	375	324,629
4.67%, 03/15/55	350	301,184
4.75%, 11/01/41	166	152,990
4.81%, 03/15/39	327	308,688
4.86%, 08/21/46	637	584,705
5.01%, 04/15/49(a)	158	150,872
5.01%, 08/21/54	345	316,156
5.25%, 03/16/37	781	784,410
5.50%, 03/16/47	287	287,159
5.85%, 09/15/35	110	115,866
6.40%, 09/15/33	75	82,302
6.55%, 09/15/43	280	313,874
7.75%, 12/01/30	110	126,001
Vodafone Group PLC
4.25%, 09/17/50	358	282,775
4.38%, 02/19/43	25	21,832
4.88%, 06/19/49	389	339,758
5.00%, 05/30/38	95	92,030
5.25%, 05/30/48	558	523,054
6.15%, 02/27/37	192	205,018
6.25%, 11/30/32(a)	167	181,838
7.88%, 02/15/30(a)	526	602,243
		42,925,233
Toys, Games & Hobbies — 0.3%
Hasbro Inc.
3.50%, 09/15/27	547	530,921
3.55%, 11/19/26	1,946	1,908,405
3.90%, 11/19/29	900	858,275
6.05%, 05/14/34	439	451,198
6.35%, 03/15/40	10	10,387
Mattel Inc., 5.45%, 11/01/41	35	32,783
		3,791,969
Transportation — 2.0%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51	249	168,797
3.55%, 02/15/50	303	227,674
3.90%, 08/01/46	155	125,826
4.05%, 06/15/48	215	177,080
4.13%, 06/15/47	195	163,721
4.15%, 12/15/48	189	157,552
4.38%, 09/01/42	18	16,034
4.40%, 03/15/42	10	8,950
4.70%, 09/01/45	113	103,544
4.90%, 04/01/44	15	14,189
5.05%, 03/01/41	45	43,695
5.40%, 06/01/41	45	45,347
5.75%, 05/01/40	56	59,104
6.15%, 05/01/37	30	32,939
6.20%, 08/15/36	15	16,533
Canadian National Railway Co.
2.45%, 05/01/50	327	197,296
3.20%, 08/02/46	401	291,457
Security	Par (000)	Value
Transportation (continued)
3.65%, 02/03/48	$424	$330,419
4.38%, 09/18/34	150	143,868
4.45%, 01/20/49	290	255,344
6.20%, 06/01/36	203	222,663
6.25%, 08/01/34	223	246,178
6.38%, 11/15/37	182	203,040
6.90%, 07/15/28(a)	60	64,290
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	162	143,464
3.10%, 12/02/51	583	393,316
4.20%, 11/15/69	144	110,553
4.80%, 09/15/35	78	76,672
4.80%, 08/01/45	195	178,740
5.95%, 05/15/37	36	38,154
6.13%, 09/15/2115	221	234,849
7.13%, 10/15/31(a)	62	69,938
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,979	1,948,739
CSX Corp.
2.40%, 02/15/30(a)	263	237,309
3.25%, 06/01/27	10	9,751
3.35%, 09/15/49	159	113,980
3.80%, 03/01/28	53	52,076
3.80%, 11/01/46	206	163,923
3.80%, 04/15/50	118	92,173
3.95%, 05/01/50	204	163,783
4.10%, 03/15/44	188	159,447
4.25%, 03/15/29	168	166,147
4.25%, 11/01/66	237	186,665
4.30%, 03/01/48	239	203,377
4.40%, 03/01/43	39	34,814
4.50%, 03/15/49	173	152,115
4.50%, 08/01/54	222	192,902
4.65%, 03/01/68	55	46,735
4.75%, 05/30/42	154	143,418
4.75%, 11/15/48	149	135,760
5.50%, 04/15/41	143	145,843
6.00%, 10/01/36	61	65,835
6.15%, 05/01/37	260	282,382
6.22%, 04/30/40	135	147,694
FedEx Corp.
3.10%, 08/05/29	24	22,470
4.25%, 05/15/30	103	99,661
4.75%, 11/15/45	318	278,516
Norfolk Southern Corp.
2.55%, 11/01/29(a)	163	149,265
2.90%, 08/25/51	195	124,726
3.16%, 05/15/55	180	117,671
3.40%, 11/01/49	154	110,731
3.70%, 03/15/53	65	48,196
3.80%, 08/01/28	310	303,634
3.94%, 11/01/47	304	242,018
3.95%, 10/01/42	178	147,461
4.05%, 08/15/52	365	289,371
4.10%, 05/15/49	136	109,949
4.10%, 05/15/2121	128	92,477
4.15%, 02/28/48	233	192,463
4.45%, 06/15/45	118	102,940
4.65%, 01/15/46	123	109,997
4.84%, 10/01/41	233	218,013
5.10%, 12/31/49(a)	25	22,384
Schedule of Investments
110

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Ryder System Inc.
1.75%, 09/01/26	$137	$131,425
2.85%, 03/01/27	120	115,927
2.90%, 12/01/26	421	408,705
4.30%, 06/15/27(a)	63	62,510
4.90%, 12/01/29	35	35,181
4.95%, 09/01/29(a)	420	422,692
5.00%, 03/15/30	70	70,598
5.25%, 06/01/28	573	583,228
5.30%, 03/15/27(a)	575	582,727
5.38%, 03/15/29(a)	100	102,391
5.50%, 06/01/29	132	135,771
5.65%, 03/01/28	445	457,526
6.30%, 12/01/28	420	443,070
6.60%, 12/01/33(a)	493	538,894
Union Pacific Corp.
2.95%, 03/10/52	130	85,032
2.97%, 09/16/62	232	139,223
3.25%, 02/05/50	424	299,431
3.35%, 08/15/46	88	65,293
3.38%, 02/01/35(a)	85	75,407
3.50%, 02/14/53	234	170,252
3.55%, 05/20/61	94	65,647
3.60%, 09/15/37(a)	15	12,941
3.75%, 02/05/70	165	115,472
3.80%, 10/01/51	346	267,400
3.80%, 04/06/71	216	153,158
3.84%, 03/20/60	311	230,789
3.85%, 02/14/72	122	87,810
3.88%, 02/01/55	228	175,794
3.95%, 08/15/59	193	146,677
4.00%, 04/15/47	148	121,284
4.05%, 11/15/45	97	80,736
4.05%, 03/01/46	180	149,663
4.10%, 09/15/67	186	141,486
4.30%, 03/01/49	238	203,385
4.50%, 09/10/48(a)	253	221,803
5.10%, 02/20/35	200	202,654
5.60%, 12/01/54	200	204,934
6.63%, 02/01/29	38	41,108
United Parcel Service Inc.
2.50%, 09/01/29	20	18,414
3.40%, 03/15/29	12	11,546
3.40%, 11/15/46	132	97,974
3.40%, 09/01/49	287	208,261
3.63%, 10/01/42	101	80,864
3.75%, 11/15/47	420	329,069
4.25%, 03/15/49	316	265,112
4.45%, 04/01/30	117	116,857
4.88%, 11/15/40	368	354,345
5.20%, 04/01/40	150	149,370
5.30%, 04/01/50	235	229,546
6.20%, 01/15/38	729	798,692
		22,396,111
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	10	8,367
3.10%, 06/01/51	122	78,992
3.50%, 03/15/28	29	28,030
3.50%, 06/01/32	75	67,751
3.85%, 03/30/27(a)	48	47,233
Security	Par (000)	Value
Trucking & Leasing (continued)
4.55%, 11/07/28(a)	$78	$77,787
4.70%, 04/01/29	88	87,603
4.90%, 03/15/33	225	222,214
5.20%, 03/15/44	92	86,954
5.40%, 03/15/27	25	25,321
5.45%, 09/15/33	285	290,397
5.50%, 06/15/35	50	50,663
6.05%, 03/15/34	452	478,331
6.05%, 06/05/54	380	390,309
6.90%, 05/01/34(a)	352	393,596
		2,333,548
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30	106	96,761
2.95%, 09/01/27	28	26,990
3.45%, 05/01/50	342	245,438
3.75%, 09/01/28	89	86,587
3.75%, 09/01/47	109	83,716
4.00%, 12/01/46	191	152,260
4.15%, 06/01/49	246	199,253
4.20%, 09/01/48	244	200,021
4.30%, 12/01/42	87	76,008
6.59%, 10/15/37	192	216,155
Essential Utilities Inc.
2.70%, 04/15/30(a)	89	80,527
3.35%, 04/15/50	226	154,276
3.57%, 05/01/29	89	84,651
4.28%, 05/01/49	308	248,243
4.80%, 08/15/27	50	50,265
5.30%, 05/01/52	212	198,790
5.38%, 01/15/34(a)	50	50,477
United Utilities PLC, 6.88%, 08/15/28(a)	63	66,840
		2,317,258
Total Long-Term Investments — 98.5% (Cost: $1,191,436,091)		1,113,304,372
	Shares
Short-Term Securities
Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	92,131,383	92,177,448
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	3,080,000	3,080,000
Total Short-Term Securities — 8.4% (Cost: $95,225,266)		95,257,448
Total Investments — 106.9% (Cost: $1,286,661,357)		1,208,561,820
Liabilities in Excess of Other Assets — (6.9)%		(77,523,346)
Net Assets — 100.0%		$1,131,038,474

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

111
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Aware USD Corporate Bond ETF

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$83,545,184	$8,631,794 (a)	$—	$(2,684)	$3,154	$92,177,448	92,131,383	$201,577 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	2,220,000 (a)	—	—	—	3,080,000	3,080,000	154,155	—
				$(2,684)	$3,154	$95,257,448		$355,732	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,113,304,372	$—	$1,113,304,372
Short-Term Securities
Money Market Funds	95,257,448	—	—	95,257,448
	$95,257,448	$1,113,304,372	$—	$1,208,561,820
See notes to financial statements.
Schedule of Investments
112

Statements of Assets and Liabilities
February 28, 2025

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$961,103,110	$3,827,246,042	$1,113,304,372
Investments, at value—affiliated(c)	56,407,598	167,496,761	95,257,448
Cash	—	—	10,024
Receivables:
Investments sold	15,881,657	53,888,215	11,864,365
Securities lending income—affiliated	10,530	2,675	17,664
TBA sales commitments	—	10,048,725	—
Capital shares sold	—	18,548,123	37,707
Dividends—affiliated	8,447	499,181	9,471
Interest—unaffiliated	9,783,757	27,240,932	13,806,061
Total assets	1,043,195,099	4,104,970,654	1,234,307,112
LIABILITIES
Bank overdraft	83,763	271,896	—
Cash received as collateral for TBA commitments	—	1,273,398	—
Collateral on securities loaned, at value	53,281,181	4,766,968	92,192,707
TBA sales commitments, at value(d)	—	10,107,846	—
Payables:
Investments purchased	15,689,054	217,009,099	10,884,321
Capital shares redeemed	40,876	—	37,887
Investment advisory fees	92,876	273,588	153,723
Total liabilities	69,187,750	233,702,795	103,268,638
Commitments and contingent liabilities
NET ASSETS	$974,007,349	$3,871,267,859	$1,131,038,474
NET ASSETS CONSIST OF
Paid-in capital	$1,002,103,075	$4,136,164,212	$1,250,558,686
Accumulated loss	(28,095,726)	(264,896,353)	(119,520,212)
NET ASSETS	$974,007,349	$3,871,267,859	$1,131,038,474
NET ASSET VALUE
Shares outstanding	39,000,000	81,400,000	48,750,000
Net asset value	$24.97	$47.56	$23.20
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$958,023,868	$4,023,879,070	$1,191,436,091
(b) Securities loaned, at value	$51,677,759	$4,626,678	$88,951,245
(c) Investments, at cost—affiliated	$56,391,797	$167,415,560	$95,225,266
(d) Proceeds from TBA sales commitments	$—	$10,048,725	$—
See notes to financial statements.
113
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended February 28, 2025

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$147,734	$6,914,723	$154,155
Interest—unaffiliated	37,522,402	136,566,971	49,563,773
Securities lending income—affiliated—net	120,692	68,863	201,577
Other income—unaffiliated	586	2,455	2,466
Total investment income	37,791,414	143,553,012	49,921,971
EXPENSES
Investment advisory	1,102,583	3,599,128	1,998,698
Total expenses	1,102,583	3,599,128	1,998,698
Less:
Investment advisory fees waived	—	(151,003)	—
Total expenses after fees waived	1,102,583	3,448,125	1,998,698
Net investment income	36,688,831	140,104,887	47,923,273
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(7,866,533)	(17,739,973)	(5,903,152)
Investments—affiliated	2,511	4,603	(2,684)
In-kind redemptions—unaffiliated(a)	903,840	(1,853,869)	(24,859)
	(6,960,182)	(19,589,239)	(5,930,695)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	27,852,222	76,122,437	25,473,931
Investments—affiliated	2,145	(14,993)	3,154
	27,854,367	76,107,444	25,477,085
Net realized and unrealized gain	20,894,185	56,518,205	19,546,390
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,583,016	$196,623,092	$67,469,663
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
114

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$36,688,831	$25,884,418	$140,104,887	$109,553,571
Net realized loss	(6,960,182)	(15,679,179)	(19,589,239)	(25,356,855)
Net change in unrealized appreciation (depreciation)	27,854,367	37,041,669	76,107,444	15,137,396
Net increase in net assets resulting from operations	57,583,016	47,246,908	196,623,092	99,334,112
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,770,824)	(25,633,094)	(139,444,665)	(104,458,748)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	86,847,422	(59,757,531)	254,149,508	1,164,614,155
NET ASSETS
Total increase (decrease) in net assets	108,659,614	(38,143,717)	311,327,935	1,159,489,519
Beginning of year	865,347,735	903,491,452	3,559,939,924	2,400,450,405
End of year	$974,007,349	$865,347,735	$3,871,267,859	$3,559,939,924

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
115
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares ESG Aware USD Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$47,923,273	$43,299,960
Net realized loss	(5,930,695)	(28,064,464)
Net change in unrealized appreciation (depreciation)	25,477,085	50,850,699
Net increase in net assets resulting from operations	67,469,663	66,086,195
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(47,642,307)	(43,445,842)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	90,777,953	(142,110,104)
NET ASSETS
Total increase (decrease) in net assets	110,605,309	(119,469,751)
Beginning of year	1,020,433,165	1,139,902,916
End of year	$1,131,038,474	$1,020,433,165

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
116

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$24.38	$23.78	$25.11	$26.05	$25.74
Net investment income(a)	0.99	0.71	0.44	0.27	0.44
Net realized and unrealized gain (loss)(b)	0.56	0.59	(1.33)	(0.88)	0.35
Net increase (decrease) from investment operations	1.55	1.30	(0.89)	(0.61)	0.79
Distributions(c)
From net investment income	(0.96)	(0.70)	(0.44)	(0.29)	(0.47)
From net realized gain	—	—	—	(0.04)	(0.01)
Total distributions	(0.96)	(0.70)	(0.44)	(0.33)	(0.48)
Net asset value, end of year	$24.97	$24.38	$23.78	$25.11	$26.05
Total Return(d)
Based on net asset value	6.54%	5.58%	(3.58)%	(2.33)%	3.07%
Ratios to Average Net Assets(e)
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	3.99%	2.96%	1.83%	1.06%	1.68%
Supplemental Data
Net assets, end of year (000)	$974,007	$865,348	$903,491	$1,032,088	$652,486
Portfolio turnover rate(f)	38%	31%	30%	37%	38%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
117
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$46.78	$46.88	$53.10	$55.22	$55.42
Net investment income(a)	1.83	1.66	1.12	0.62	0.74
Net realized and unrealized gain (loss)(b)	0.78	(0.17)	(6.31)	(2.15)	0.04
Net increase (decrease) from investment operations	2.61	1.49	(5.19)	(1.53)	0.78
Distributions(c)
From net investment income	(1.83)	(1.59)	(1.03)	(0.59)	(0.87)
From net realized gain	—	—	—	—	(0.11)
Total distributions	(1.83)	(1.59)	(1.03)	(0.59)	(0.98)
Net asset value, end of year	$47.56	$46.78	$46.88	$53.10	$55.22
Total Return(d)
Based on net asset value	5.70%	3.22%	(9.81)%	(2.78)%	1.39%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.09%	0.09%	0.09%	0.08%
Net investment income	3.89%	3.55%	2.31%	1.13%	1.32%
Supplemental Data
Net assets, end of year (000)	$3,871,268	$3,559,940	$2,400,450	$1,985,864	$1,121,045
Portfolio turnover rate(f)(g)	112%	156%	158%	234%	384%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
118

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$22.78	$22.42	$25.84	$27.42	$27.30
Net investment income(a)	0.99	0.91	0.71	0.54	0.58
Net realized and unrealized gain (loss)(b)	0.42	0.37	(3.46)	(1.51)	0.14
Net increase (decrease) from investment operations	1.41	1.28	(2.75)	(0.97)	0.72
Distributions(c)
From net investment income	(0.99)	(0.92)	(0.67)	(0.56)	(0.60)
From net realized gain	—	—	—	(0.05)	—
Total distributions	(0.99)	(0.92)	(0.67)	(0.61)	(0.60)
Net asset value, end of year	$23.20	$22.78	$22.42	$25.84	$27.42
Total Return(d)
Based on net asset value	6.34%	5.82%	(10.71)%	(3.60)%	2.64%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	4.32%	4.07%	3.05%	2.00%	2.08%
Supplemental Data
Net assets, end of year (000)	$1,131,038	$1,020,433	$1,139,903	$898,015	$827,938
Portfolio turnover rate(f)	18%	19%	23%	17%	25%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
119
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
Notes to Financial Statements
120

Notes to Financial Statements  (continued)
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are
121
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
122

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$20,077,666	$(20,077,666)	$—	$—
BMO Capital Markets Corp.	1,361,859	(1,361,859)	—	—
BNP Paribas Prime Brokerage International Ltd.	1,778,034	(1,778,034)	—	—
BofA Securities, Inc.	2,675,396	(2,675,396)	—	—
Citigroup Global Markets, Inc.	1,316,194	(1,316,194)	—	—
J.P. Morgan Securities LLC	12,953,706	(12,953,706)	—	—
Jefferies LLC	129,621	(129,621)	—	—
Morgan Stanley	4,982,354	(4,982,354)	—	—
Pershing LLC	1,773,317	(1,773,317)	—	—
RBC Capital Markets LLC	3,135,505	(3,135,505)	—	—
Scotia Capital (USA), Inc.	134,091	(134,091)	—	—
Scotia Capital Inc	735,414	(735,414)	—	—
Toronto-Dominion Bank	271,451	(271,451)	—	—
UBS Securities LLC	98,505	(98,505)	—	—
Wells Fargo Securities LLC	254,646	(254,646)	—	—
	$51,677,759	$(51,677,759)	$—	$—
ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$23,477	$(23,477)	$—	$—
BNP Paribas SA	126,917	(126,917)	—	—
Citadel Clearing LLC	168,405	(168,405)	—	—
Citigroup Global Markets, Inc.	223,263	(223,263)	—	—
Goldman Sachs & Co. LLC	514,048	(514,048)	—	—
HSBC Securities (USA), Inc.	298,218	(298,218)	—	—
J.P. Morgan Securities LLC	1,207,836	(1,207,836)	—	—
Morgan Stanley	516,217	(516,217)	—	—
MUFG Securities Americas, Inc.	320,959	(320,959)	—	—
TD Securities (USA) LLC	488,011	(488,011)	—	—
UBS Securities LLC	155,171	(155,171)	—	—
Wells Fargo Securities LLC	584,156	(584,156)	—	—
	$4,626,678	$(4,626,678)	$—	$—
ESG Aware USD Corporate Bond
Barclays Bank PLC	$30,783,813	$(30,783,813)	$—	$—
BMO Capital Markets Corp.	2,035,092	(2,035,092)	—	—
BNP Paribas SA	6,616,033	(6,616,033)	—	—
BofA Securities, Inc.	2,430,605	(2,430,605)	—	—
Citadel Clearing LLC	537,225	(537,225)	—	—
Citigroup Global Markets, Inc.	2,113,538	(2,113,538)	—	—
J.P. Morgan Securities LLC	22,237,944	(22,237,944)	—	—
Jefferies LLC	415,033	(415,033)	—	—
Morgan Stanley	4,595,962	(4,595,962)	—	—
MUFG Securities Americas, Inc.	819,014	(819,014)	—	—
Pershing LLC	2,243,046	(2,243,046)	—	—
RBC Capital Markets LLC	8,265,510	(8,265,510)	—	—
Scotia Capital (USA), Inc.	1,975,031	(1,975,031)	—	—
Scotia Capital, Inc.	582,288	(582,288)	—	—
State Street Bank & Trust Co.	10,922	(10,922)	—	—
Toronto-Dominion Bank	1,521,176	(1,521,176)	—	—
UBS Securities LLC	1,319,778	(1,319,778)	—	—
Wells Fargo Bank N.A.	67,988	(67,988)	—	—
Wells Fargo Securities LLC	381,247	(381,247)	—	—
	$88,951,245	$(88,951,245)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss
123
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended February 28, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
ESG Aware U.S. Aggregate Bond	$151,003
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar
Notes to Financial Statements
124

Notes to Financial Statements  (continued)
year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Aware 1-5 Year USD Corporate Bond	$42,053
ESG Aware U.S. Aggregate Bond	19,597
ESG Aware USD Corporate Bond	72,858
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$344,947,660	$345,169,920
ESG Aware U.S. Aggregate Bond	3,835,820,568	3,762,684,256	186,723,357	217,174,400
ESG Aware USD Corporate Bond	—	—	192,691,503	193,680,533
For the year ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware 1-5 Year USD Corporate Bond	$183,151,847	$98,523,500
ESG Aware U.S. Aggregate Bond	513,452,529	318,114,349
ESG Aware USD Corporate Bond	151,501,470	62,055,668
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
ESG Aware 1-5 Year USD Corporate Bond	$894,205	$ (894,205)
ESG Aware U.S. Aggregate Bond	(1,850,385)	1,850,385
ESG Aware USD Corporate Bond	(51,562)	51,562
125
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
ESG Aware 1-5 Year USD Corporate Bond
Ordinary income	$35,770,824	$25,633,094
ESG Aware U.S. Aggregate Bond
Ordinary income	$139,444,665	$104,458,748
ESG Aware USD Corporate Bond
Ordinary income	$47,642,307	$43,445,842
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
ESG Aware 1-5 Year USD Corporate Bond	$3,610,087	$(34,506,358)	$2,800,545	$(28,095,726)
ESG Aware U.S. Aggregate Bond	11,961,581	(79,451,553)	(197,406,381)	(264,896,353)
ESG Aware USD Corporate Bond	4,137,853	(44,584,740)	(79,073,325)	(119,520,212)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and TBA transactions.

As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Aware 1-5 Year USD Corporate Bond	$1,014,710,163	$8,637,836	$(5,837,291)	$2,800,545
ESG Aware U.S. Aggregate Bond	4,192,090,063	22,654,134	(220,060,515)	(197,406,381)
ESG Aware USD Corporate Bond	1,287,635,145	7,231,492	(86,304,817)	(79,073,325)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Notes to Financial Statements
126

Notes to Financial Statements  (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/25		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware 1-5 Year USD Corporate Bond
Shares sold	7,550,000	$187,444,316	1,900,000	$45,696,459
Shares redeemed	(4,050,000)	(100,596,894)	(4,400,000)	(105,453,990)
	3,500,000	$86,847,422	(2,500,000)	$(59,757,531)
ESG Aware U.S. Aggregate Bond
Shares sold	14,600,000	$691,074,247	26,700,000	$1,247,309,890
Shares redeemed	(9,300,000)	(436,924,739)	(1,800,000)	(82,695,735)
	5,300,000	$254,149,508	24,900,000	$1,164,614,155
127
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 02/28/25		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware USD Corporate Bond
Shares sold	6,750,000	$154,808,400	13,550,000	$303,922,392
Shares redeemed	(2,800,000)	(64,030,447)	(19,600,000)	(446,032,496)
	3,950,000	$90,777,953	(6,050,000)	$(142,110,104)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
128

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares ESG Aware 1-5 Year USD Corporate Bond ETF
iShares ESG Aware U.S. Aggregate Bond ETF
iShares ESG Aware USD Corporate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
129
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
iShares ETF	Federal Obligation Interest
ESG Aware 1-5 Year USD Corporate Bond	$72,767
ESG Aware U.S. Aggregate Bond	51,429,584
ESG Aware USD Corporate Bond	74,999
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
iShares ETF	Interest Dividends
ESG Aware 1-5 Year USD Corporate Bond	$36,709,880
ESG Aware U.S. Aggregate Bond	140,120,056
ESG Aware USD Corporate Bond	47,905,244
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF	Interest-Related Dividends
ESG Aware 1-5 Year USD Corporate Bond	$28,592,334
ESG Aware U.S. Aggregate Bond	127,714,153
ESG Aware USD Corporate Bond	39,415,482
Important Tax Information
130

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
131
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
132

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ
• iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ
• iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ
• iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

Schedule of Investments
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$752	$654,613
3.38%, 03/01/41	674	516,616
4.65%, 10/01/28(a)	1,468	1,464,741
4.75%, 03/30/30	1,130	1,125,221
5.38%, 06/15/33	673	681,276
5.40%, 10/01/48	1,066	1,034,395
Omnicom Group Inc.
2.45%, 04/30/30	1,048	939,552
2.60%, 08/01/31(a)	1,290	1,128,855
4.20%, 06/01/30	1,027	1,004,788
5.30%, 11/01/34(a)	935	940,541
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	2,325	2,299,604
		11,790,202
Aerospace & Defense — 1.7%
Airbus SE
3.15%, 04/10/27(a)(b)	1,570	1,528,491
3.95%, 04/10/47(a)(b)	1,100	907,102
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	1,075	1,142,177
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	633	581,411
BAE Systems PLC
1.90%, 02/15/31(b)	1,600	1,358,760
3.00%, 09/15/50(a)(b)	970	650,553
3.40%, 04/15/30(b)	2,075	1,944,548
5.00%, 03/26/27(b)	1,390	1,401,996
5.13%, 03/26/29(b)	1,240	1,255,923
5.25%, 03/26/31(b)	295	301,095
5.30%, 03/26/34(b)	1,515	1,538,495
5.50%, 03/26/54(b)	1,310	1,315,103
5.80%, 10/11/41(a)(b)	752	783,213
Boeing Co. (The)
2.25%, 06/15/26	716	693,013
2.70%, 02/01/27	1,580	1,519,334
2.80%, 03/01/27	722	694,729
2.95%, 02/01/30	1,315	1,192,848
3.10%, 05/01/26	1,064	1,044,866
3.20%, 03/01/29	1,500	1,402,612
3.25%, 02/01/28	1,362	1,301,297
3.25%, 03/01/28	717	684,922
3.25%, 02/01/35	1,121	924,449
3.30%, 03/01/35(a)	488	393,143
3.38%, 06/15/46(a)	590	400,791
3.45%, 11/01/28	642	610,990
3.50%, 03/01/39	621	479,100
3.50%, 03/01/45(a)	519	361,537
3.55%, 03/01/38	535	420,559
3.60%, 05/01/34	1,413	1,221,446
3.63%, 02/01/31(a)	1,900	1,755,612
3.63%, 03/01/48	543	378,203
3.65%, 03/01/47	510	360,269
3.75%, 02/01/50(a)	1,878	1,334,505
3.83%, 03/01/59(a)	529	356,940
3.85%, 11/01/48	536	385,929
3.90%, 05/01/49	1,187	860,140
3.95%, 08/01/59	1,402	972,407
5.04%, 05/01/27	2,840	2,850,378
Security	Par (000)	Value
Aerospace & Defense (continued)
5.15%, 05/01/30	$5,585	$5,591,626
5.71%, 05/01/40	4,290	4,220,719
5.81%, 05/01/50	7,899	7,619,195
5.88%, 02/15/40	720	715,779
5.93%, 05/01/60	4,967	4,754,259
6.13%, 02/15/33	664	693,267
6.26%, 05/01/27	1,060	1,088,924
6.30%, 05/01/29	2,260	2,367,869
6.39%, 05/01/31	2,370	2,525,017
6.53%, 05/01/34	2,915	3,122,692
6.63%, 02/15/38	492	527,539
6.86%, 05/01/54	3,305	3,641,048
6.88%, 03/15/39(a)	798	864,628
7.01%, 05/01/64	2,155	2,387,383
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)	110	118,190
GE Capital Funding LLC, 4.55%, 05/15/32	1,300	1,276,080
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	1,700	1,621,212
General Dynamics Corp.
1.15%, 06/01/26	1,027	988,783
2.13%, 08/15/26	156	151,393
2.25%, 06/01/31	815	711,656
2.63%, 11/15/27	700	669,805
2.85%, 06/01/41	795	584,459
3.50%, 04/01/27	1,293	1,272,737
3.60%, 11/15/42(a)	714	579,720
3.63%, 04/01/30	1,557	1,490,790
3.75%, 05/15/28	1,811	1,776,669
4.25%, 04/01/40	1,137	1,021,965
4.25%, 04/01/50	1,140	966,389
General Electric Co.
4.35%, 05/01/50	385	333,692
4.50%, 03/11/44	825	743,982
5.88%, 01/14/38	1,105	1,181,178
6.15%, 08/07/37	480	516,897
6.75%, 03/15/32	985	1,100,069
6.88%, 01/10/39	1,170	1,366,001
HEICO Corp.
5.25%, 08/01/28	1,005	1,024,542
5.35%, 08/01/33	865	874,219
Hexcel Corp.
4.20%, 02/15/27	575	567,236
5.88%, 02/26/35	295	303,793
Howmet Aerospace Inc.
3.00%, 01/15/29	835	785,957
4.85%, 10/15/31	95	94,783
5.90%, 02/01/27	485	495,732
5.95%, 02/01/37(a)	865	914,120
6.75%, 01/15/28	435	459,818
L3Harris Technologies Inc.
1.80%, 01/15/31	1,203	1,017,898
2.90%, 12/15/29	1,081	994,653
3.85%, 12/15/26	1,122	1,108,930
4.40%, 06/15/28	2,961	2,935,833
4.85%, 04/27/35	737	712,836
5.05%, 06/01/29	820	830,193
5.05%, 04/27/45(a)	744	699,327
5.25%, 06/01/31	630	640,547
5.35%, 06/01/34(a)	1,060	1,077,055
5.40%, 01/15/27	1,570	1,592,208

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.40%, 07/31/33	$1,940	$1,973,142
5.50%, 08/15/54	885	873,591
5.60%, 07/31/53	666	665,651
6.15%, 12/15/40(a)	526	561,042
Lockheed Martin Corp.
1.85%, 06/15/30	1,065	928,103
2.80%, 06/15/50	1,231	796,916
3.60%, 03/01/35	794	711,484
3.80%, 03/01/45	1,529	1,233,057
3.90%, 06/15/32	1,210	1,144,504
4.07%, 12/15/42	1,970	1,683,030
4.09%, 09/15/52	2,226	1,812,907
4.15%, 06/15/53	1,300	1,067,549
4.30%, 06/15/62(a)	1,274	1,039,196
4.45%, 05/15/28(a)	908	911,726
4.50%, 02/15/29(a)	1,210	1,211,745
4.50%, 05/15/36	827	794,298
4.70%, 12/15/31	540	539,547
4.70%, 05/15/46	1,642	1,505,315
4.75%, 02/15/34(a)	1,235	1,220,541
4.80%, 08/15/34	735	722,855
5.10%, 11/15/27(a)	1,407	1,435,866
5.20%, 02/15/55(a)	1,325	1,278,469
5.20%, 02/15/64	780	740,265
5.25%, 01/15/33	1,375	1,411,166
5.70%, 11/15/54	1,500	1,563,856
5.72%, 06/01/40	400	420,696
5.90%, 11/15/63	1,135	1,206,198
Series B, 6.15%, 09/01/36(a)	885	975,572
Northrop Grumman Corp.
3.20%, 02/01/27	1,011	988,838
3.25%, 01/15/28	2,589	2,501,129
3.85%, 04/15/45	948	761,276
4.03%, 10/15/47	3,254	2,633,581
4.40%, 05/01/30	1,602	1,582,004
4.60%, 02/01/29	755	757,342
4.70%, 03/15/33(a)	1,625	1,601,845
4.75%, 06/01/43	1,434	1,316,393
4.90%, 06/01/34(a)	975	967,889
4.95%, 03/15/53(a)	1,155	1,061,763
5.05%, 11/15/40	509	491,111
5.15%, 05/01/40	756	742,886
5.20%, 06/01/54(a)	1,710	1,630,572
5.25%, 05/01/50(a)	1,505	1,442,824
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	220	254,148
Rolls-Royce PLC, 5.75%, 10/15/27(b)	275	279,922
RTX Corp.
1.90%, 09/01/31	1,520	1,270,172
2.25%, 07/01/30	1,546	1,368,150
2.38%, 03/15/32	1,797	1,526,737
2.65%, 11/01/26	1,182	1,151,208
2.82%, 09/01/51	1,710	1,070,609
3.03%, 03/15/52	1,725	1,124,644
3.13%, 05/04/27	1,517	1,472,908
3.13%, 07/01/50	1,740	1,167,450
3.50%, 03/15/27	2,000	1,962,530
3.75%, 11/01/46	1,827	1,424,491
4.05%, 05/04/47	1,077	873,098
4.13%, 11/16/28	4,254	4,192,755
4.15%, 05/15/45	1,352	1,126,597
Security	Par (000)	Value
Aerospace & Defense (continued)
4.20%, 12/15/44(a)	$340	$278,295
4.35%, 04/15/47	1,613	1,367,505
4.45%, 11/16/38	1,169	1,075,051
4.50%, 06/01/42	5,144	4,575,638
4.63%, 11/16/48	2,515	2,206,730
4.70%, 12/15/41	770	708,848
4.80%, 12/15/43	789	723,668
4.88%, 10/15/40	571	540,500
5.15%, 02/27/33	1,810	1,828,471
5.38%, 02/27/53(a)	1,785	1,738,849
5.40%, 05/01/35	700	717,169
5.70%, 04/15/40(a)	540	562,394
5.75%, 11/08/26	1,640	1,671,749
5.75%, 01/15/29	1,130	1,175,737
6.00%, 03/15/31	1,720	1,824,453
6.05%, 06/01/36(a)	555	597,875
6.10%, 03/15/34	1,995	2,143,686
6.13%, 07/15/38	855	920,241
6.40%, 03/15/54(a)	1,850	2,066,052
6.70%, 08/01/28	715	759,972
7.20%, 08/15/27	240	254,546
7.50%, 09/15/29	1,025	1,144,117
		211,084,883
Agriculture — 1.2%
Altria Group Inc.
2.45%, 02/04/32	2,540	2,140,834
2.63%, 09/16/26	910	884,757
3.40%, 05/06/30	1,463	1,363,356
3.40%, 02/04/41	2,306	1,717,022
3.70%, 02/04/51	1,976	1,392,910
3.88%, 09/16/46	2,334	1,740,630
4.00%, 02/04/61(a)	1,215	871,232
4.25%, 08/09/42	1,270	1,034,390
4.45%, 05/06/50	932	746,437
4.50%, 05/02/43	957	804,793
4.80%, 02/14/29	3,369	3,378,791
4.88%, 02/04/28(a)	265	267,061
5.38%, 01/31/44(a)	2,340	2,276,415
5.63%, 02/06/35	200	203,336
5.80%, 02/14/39	2,719	2,758,714
5.95%, 02/14/49(a)	3,371	3,392,411
6.20%, 11/01/28(a)	700	736,350
6.20%, 02/14/59	623	625,668
6.88%, 11/01/33	830	919,358
Archer-Daniels-Midland Co.
2.50%, 08/11/26	1,560	1,520,021
2.70%, 09/15/51	1,425	885,608
2.90%, 03/01/32	1,145	1,012,640
3.25%, 03/27/30	1,582	1,486,730
3.75%, 09/15/47(a)	615	479,085
4.02%, 04/16/43	773	655,728
4.50%, 08/15/33(a)	315	305,006
4.50%, 03/15/49	680	591,243
4.54%, 03/26/42(a)	455	416,274
5.38%, 09/15/35(a)	585	608,643
5.77%, 03/01/41(c)	330	343,498
5.94%, 10/01/32(a)	536	576,877
BAT Capital Corp.
2.26%, 03/25/28	2,323	2,164,963
2.73%, 03/25/31	1,814	1,603,964
3.22%, 09/06/26	1,430	1,400,868
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.46%, 09/06/29(a)	$1,027	$972,833
3.56%, 08/15/27	3,128	3,051,089
3.73%, 09/25/40	415	325,333
3.98%, 09/25/50	425	312,184
4.39%, 08/15/37	3,668	3,251,019
4.54%, 08/15/47	2,951	2,412,486
4.70%, 04/02/27	1,709	1,711,479
4.74%, 03/16/32	1,297	1,269,832
4.76%, 09/06/49(a)	1,436	1,205,733
4.91%, 04/02/30	1,840	1,845,879
5.28%, 04/02/50	748	676,350
5.65%, 03/16/52	894	848,176
5.83%, 02/20/31	1,135	1,182,766
6.00%, 02/20/34(a)	1,255	1,313,032
6.34%, 08/02/30	1,455	1,553,548
6.42%, 08/02/33(a)	1,870	2,008,375
7.08%, 08/02/43	1,070	1,185,335
7.08%, 08/02/53(a)	1,445	1,631,957
7.75%, 10/19/32	835	962,258
BAT International Finance PLC
1.67%, 03/25/26	1,428	1,384,081
4.45%, 03/16/28(a)	1,950	1,937,581
5.93%, 02/02/29	1,435	1,493,128
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	1,573	1,397,251
3.25%, 08/15/26	1,149	1,127,594
3.75%, 09/25/27	869	852,530
4.10%, 01/07/28	575	568,115
4.20%, 09/17/29	640	628,467
4.65%, 09/17/34(a)	815	787,934
Cargill Inc.
1.70%, 02/02/31(a)(b)	1,005	851,901
2.13%, 04/23/30(b)	1,013	900,367
2.13%, 11/10/31(a)(b)	779	666,642
3.13%, 05/25/51(b)	1,155	795,834
3.25%, 05/23/29(a)(b)	1,310	1,250,494
3.63%, 04/22/27(b)	1,135	1,118,680
3.88%, 05/23/49(b)	510	403,511
4.00%, 06/22/32(a)(b)	965	913,622
4.38%, 04/22/52(b)	819	700,843
4.50%, 06/24/26(a)(b)	575	576,870
4.63%, 02/11/28(a)(b)	500	502,715
4.75%, 04/24/33(a)(b)	895	887,001
4.76%, 11/23/45(a)(b)	977	896,286
5.13%, 10/11/32(b)	777	789,567
5.13%, 02/11/35(a)(b)	500	504,377
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	1,178	1,159,496
3.88%, 07/26/29(b)	1,744	1,672,527
5.50%, 02/01/30(b)	1,235	1,263,304
5.88%, 07/01/34(b)	1,040	1,057,322
6.13%, 07/27/27(b)	1,660	1,711,653
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)(b)	1,125	1,160,944
JT International Financial Services BV, 6.88%, 10/24/32(b)	580	644,698
Philip Morris International Inc.
0.88%, 05/01/26	1,248	1,198,376
1.75%, 11/01/30	1,453	1,242,264
2.10%, 05/01/30	1,455	1,284,104
3.13%, 08/17/27(a)	668	649,188
Security	Par (000)	Value
Agriculture (continued)
3.13%, 03/02/28	$941	$906,183
3.38%, 08/15/29(a)	1,345	1,279,754
3.88%, 08/21/42	1,259	1,030,754
4.13%, 03/04/43	1,343	1,129,128
4.25%, 11/10/44	1,950	1,657,684
4.38%, 11/01/27	1,320	1,316,157
4.38%, 11/15/41	1,200	1,053,740
4.50%, 03/20/42	1,077	960,875
4.63%, 11/01/29(a)	1,035	1,036,518
4.75%, 02/12/27	1,220	1,227,721
4.75%, 11/01/31	965	961,037
4.88%, 02/15/28	2,260	2,288,475
4.88%, 02/13/29	1,697	1,712,342
4.88%, 11/15/43	790	730,393
4.90%, 11/01/34(a)	890	876,920
5.13%, 11/17/27	2,220	2,255,781
5.13%, 02/15/30	2,633	2,680,985
5.13%, 02/13/31	2,080	2,116,202
5.25%, 09/07/28	535	547,578
5.25%, 02/13/34	2,380	2,409,345
5.38%, 02/15/33	3,180	3,254,382
5.50%, 09/07/30	625	649,329
5.63%, 11/17/29	1,790	1,865,472
5.63%, 09/07/33	1,590	1,653,490
5.75%, 11/17/32	2,350	2,464,796
6.38%, 05/16/38	2,110	2,334,774
Reynolds American Inc.
5.70%, 08/15/35(a)	1,063	1,080,338
5.85%, 08/15/45(a)	3,241	3,159,513
6.15%, 09/15/43	852	864,759
7.25%, 06/15/37	660	743,177
Viterra Finance BV
2.00%, 04/21/26(b)	1,021	985,545
3.20%, 04/21/31(b)	1,065	956,830
4.90%, 04/21/27(b)	585	583,604
5.25%, 04/21/32(b)	365	364,459
		153,142,584
Airlines — 0.1%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(b)	110	108,560
5.31%, 10/20/31(a)(b)	80	79,495
Delta Air Lines Inc.
3.75%, 10/28/29(a)	650	611,601
4.38%, 04/19/28	170	167,116
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)(b)	5,405	5,370,005
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	2,462	2,478,850
Southwest Airlines Co.
2.63%, 02/10/30	1,266	1,135,296
3.00%, 11/15/26(a)	469	457,009
3.45%, 11/16/27	144	139,606
5.13%, 06/15/27	2,998	3,026,349
		13,573,887
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26(a)	1,573	1,527,639
2.75%, 03/27/27	1,780	1,727,621
2.85%, 03/27/30	2,600	2,406,978

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
3.25%, 03/27/40	$1,559	$1,250,997
3.38%, 11/01/46	936	698,628
3.38%, 03/27/50(a)	1,980	1,447,720
3.63%, 05/01/43	825	672,602
3.88%, 11/01/45	1,558	1,279,821
Ralph Lauren Corp., 2.95%, 06/15/30	1,441	1,328,439
Tapestry Inc.
3.05%, 03/15/32(a)	785	684,832
4.13%, 07/15/27	712	702,289
5.10%, 03/11/30	500	501,850
5.50%, 03/11/35	305	304,569
		14,533,985
Auto Manufacturers — 2.6%
American Honda Finance Corp.
1.30%, 09/09/26	1,195	1,140,768
1.80%, 01/13/31	705	596,536
2.00%, 03/24/28(a)	1,294	1,201,199
2.25%, 01/12/29	1,150	1,054,001
2.30%, 09/09/26	782	757,993
2.35%, 01/08/27	810	780,216
3.50%, 02/15/28(a)	927	901,706
4.40%, 10/05/26	1,140	1,139,344
4.40%, 09/05/29(a)	1,055	1,042,421
4.45%, 10/22/27	1,110	1,108,975
4.60%, 04/17/30	1,185	1,178,267
4.70%, 01/12/28(a)	950	957,397
4.85%, 10/23/31	950	950,095
4.90%, 03/12/27	765	771,488
4.90%, 07/09/27(a)	695	701,680
4.90%, 03/13/29	1,165	1,177,508
4.90%, 01/10/34(a)	850	837,507
5.05%, 07/10/31	875	884,743
5.13%, 07/07/28	1,010	1,028,488
5.25%, 07/07/26	965	975,453
5.65%, 11/15/28	1,050	1,085,881
5.85%, 10/04/30(a)	1,210	1,277,774
BMW Finance NV, 2.85%, 08/14/29(a)(b)	1,015	942,178
BMW U.S. Capital LLC
1.25%, 08/12/26(a)(b)	782	747,408
1.95%, 08/12/31(b)	560	471,145
2.55%, 04/01/31(a)(b)	937	826,234
2.80%, 04/11/26(b)	1,440	1,415,379
3.30%, 04/06/27(a)(b)	972	949,054
3.45%, 04/01/27(a)(b)	1,031	1,010,281
3.63%, 04/18/29(a)(b)	1,195	1,144,785
3.70%, 04/01/32(a)(b)	740	687,656
3.75%, 04/12/28(a)(b)	1,156	1,128,956
3.95%, 08/14/28(a)(b)	993	971,636
4.15%, 04/09/30(b)	1,770	1,718,388
4.60%, 08/13/27(a)(b)	850	851,090
4.65%, 08/13/26(a)(b)	755	756,988
4.65%, 08/13/29(a)(b)	770	766,927
4.85%, 08/13/31(a)(b)	1,005	1,004,113
4.90%, 04/02/27(b)	945	951,999
4.90%, 04/02/29(a)(b)	1,040	1,044,672
5.05%, 04/02/26(b)	865	871,104
5.05%, 08/11/28(a)(b)	1,045	1,057,175
5.15%, 08/11/33(a)(b)	645	654,474
5.15%, 04/02/34(a)(b)	865	870,900
Cummins Inc.
1.50%, 09/01/30	1,440	1,227,992
Security	Par (000)	Value
Auto Manufacturers (continued)
2.60%, 09/01/50	$1,358	$837,074
4.88%, 10/01/43	955	911,900
4.90%, 02/20/29	415	421,302
5.15%, 02/20/34	745	760,327
5.45%, 02/20/54	920	926,589
7.13%, 03/01/28	360	386,451
Daimler Truck Finance North America LLC
2.00%, 12/14/26(b)	1,420	1,358,089
2.38%, 12/14/28(a)(b)	610	562,234
2.50%, 12/14/31(b)	1,050	897,716
3.65%, 04/07/27(a)(b)	1,342	1,315,287
4.95%, 01/13/28(b)	150	151,242
5.00%, 01/15/27(a)(b)	815	820,326
5.13%, 09/25/27(b)	630	637,637
5.13%, 01/19/28(b)	1,110	1,123,237
5.13%, 09/25/29(b)	685	694,646
5.25%, 01/13/30(a)(b)	450	455,600
5.38%, 01/13/32(b)	525	528,756
5.38%, 01/18/34(a)(b)	760	761,367
5.38%, 06/25/34(b)	750	749,255
5.40%, 09/20/28(b)	1,015	1,039,061
5.50%, 09/20/33(b)	765	774,814
5.63%, 01/13/35(a)(b)	300	303,934
Ford Holdings LLC, 9.30%, 03/01/30	310	351,427
Ford Motor Co.
3.25%, 02/12/32	3,770	3,146,675
4.35%, 12/08/26	2,295	2,255,420
4.75%, 01/15/43(a)	2,965	2,311,621
5.29%, 12/08/46(a)	1,945	1,605,579
6.10%, 08/19/32	2,355	2,330,869
7.40%, 11/01/46(a)	450	475,179
7.45%, 07/16/31(a)	925	998,064
9.63%, 04/22/30	515	592,055
Ford Motor Credit Co. LLC
2.70%, 08/10/26	1,585	1,526,823
2.90%, 02/16/28	1,285	1,196,685
2.90%, 02/10/29	1,700	1,532,647
3.63%, 06/17/31	1,515	1,323,913
3.82%, 11/02/27	1,155	1,105,448
4.00%, 11/13/30	3,170	2,885,897
4.13%, 08/17/27	2,225	2,148,931
4.27%, 01/09/27	1,605	1,570,565
4.54%, 08/01/26	1,015	1,005,353
4.95%, 05/28/27	2,436	2,409,056
5.11%, 05/03/29	2,745	2,668,836
5.13%, 11/05/26	1,285	1,281,221
5.30%, 09/06/29	935	915,792
5.80%, 03/05/27	2,185	2,200,552
5.80%, 03/08/29	1,820	1,822,326
5.85%, 05/17/27	1,722	1,735,533
5.88%, 11/07/29	910	911,148
6.05%, 03/05/31(a)	1,195	1,192,489
6.05%, 11/05/31	680	679,281
6.13%, 03/08/34	2,265	2,211,084
6.50%, 02/07/35	925	924,915
6.80%, 05/12/28	2,080	2,148,166
6.80%, 11/07/28	2,210	2,294,359
6.95%, 03/06/26	930	943,533
6.95%, 06/10/26	490	499,333
7.12%, 11/07/33	1,920	1,995,979
7.20%, 06/10/30	1,135	1,193,992
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
7.35%, 11/04/27	$2,565	$2,669,323
7.35%, 03/06/30	2,225	2,362,703
General Motors Co.
4.20%, 10/01/27	1,329	1,309,397
5.00%, 10/01/28	1,242	1,246,867
5.00%, 04/01/35	1,210	1,140,962
5.15%, 04/01/38	1,578	1,472,480
5.20%, 04/01/45	1,843	1,613,699
5.40%, 10/15/29	1,315	1,329,868
5.40%, 04/01/48	1,145	1,016,249
5.60%, 10/15/32(a)	1,540	1,553,654
5.95%, 04/01/49	1,350	1,288,969
6.25%, 10/02/43	2,215	2,200,965
6.60%, 04/01/36	1,913	2,023,550
6.75%, 04/01/46(a)	1,109	1,161,158
6.80%, 10/01/27	1,633	1,705,981
General Motors Financial Co. Inc.
1.50%, 06/10/26	1,750	1,679,299
2.35%, 02/26/27	1,610	1,539,527
2.35%, 01/08/31	1,559	1,327,288
2.40%, 04/10/28	1,566	1,453,707
2.40%, 10/15/28	1,410	1,290,572
2.70%, 08/20/27	1,529	1,455,609
2.70%, 06/10/31	1,707	1,466,874
3.10%, 01/12/32	2,040	1,761,296
3.60%, 06/21/30	1,657	1,531,358
3.85%, 01/05/28(a)	764	744,036
4.00%, 10/06/26	1,018	1,005,941
4.30%, 04/06/29	1,180	1,143,899
4.35%, 01/17/27	1,918	1,901,329
4.90%, 10/06/29	1,195	1,180,522
5.00%, 04/09/27	2,040	2,047,587
5.05%, 04/04/28	1,050	1,051,671
5.35%, 07/15/27(a)	1,075	1,086,813
5.35%, 01/07/30	870	873,416
5.40%, 04/06/26	1,841	1,851,821
5.40%, 05/08/27	1,642	1,660,402
5.45%, 09/06/34	1,080	1,056,312
5.55%, 07/15/29	1,470	1,492,890
5.60%, 06/18/31	1,000	1,010,656
5.63%, 04/04/32	520	521,129
5.65%, 01/17/29(a)	818	835,178
5.75%, 02/08/31	1,267	1,287,812
5.80%, 06/23/28(a)	1,420	1,457,869
5.80%, 01/07/29	1,885	1,932,199
5.85%, 04/06/30	1,045	1,070,646
5.90%, 01/07/35(a)	1,105	1,114,193
5.95%, 04/04/34	1,717	1,737,286
6.00%, 01/09/28(a)	1,500	1,545,798
6.10%, 01/07/34	2,034	2,077,564
6.40%, 01/09/33	1,313	1,373,334
Honda Motor Co. Ltd.
2.53%, 03/10/27	1,015	978,109
2.97%, 03/10/32	1,325	1,174,327
Hyundai Capital America
1.50%, 06/15/26(a)(b)	1,435	1,379,743
1.65%, 09/17/26(a)(b)	1,620	1,548,681
1.80%, 01/10/28(b)	1,115	1,027,570
2.00%, 06/15/28(b)	1,331	1,219,103
2.10%, 09/15/28(b)	1,195	1,089,759
2.38%, 10/15/27(b)	1,260	1,187,724
Security	Par (000)	Value
Auto Manufacturers (continued)
2.75%, 09/27/26(a)(b)	$958	$930,668
3.00%, 02/10/27(b)	681	659,362
3.50%, 11/02/26(a)(b)	1,114	1,092,957
4.30%, 09/24/27(b)	845	836,877
4.55%, 09/26/29(a)(b)	1,115	1,101,561
4.75%, 09/26/31(a)(b)	945	929,376
4.88%, 11/01/27(b)	1,060	1,063,658
5.00%, 01/07/28(b)	120	120,813
5.25%, 01/08/27(b)	995	1,005,004
5.28%, 06/24/27(b)	935	946,910
5.30%, 03/19/27(b)	1,075	1,086,420
5.30%, 01/08/29(a)(b)	1,090	1,107,146
5.30%, 06/24/29(a)(b)	1,190	1,210,597
5.35%, 03/19/29(b)	855	869,077
5.40%, 01/08/31(b)	875	893,697
5.40%, 06/24/31(a)(b)	915	931,468
5.45%, 06/24/26(a)(b)	610	616,181
5.50%, 03/30/26(a)(b)	580	585,312
5.60%, 03/30/28(a)(b)	1,230	1,258,020
5.65%, 06/26/26(a)(b)	1,195	1,209,426
5.68%, 06/26/28(b)	1,550	1,589,476
5.70%, 06/26/30(b)	880	908,465
5.80%, 04/01/30(b)	814	844,217
5.95%, 09/21/26(a)(b)	1,155	1,176,847
6.10%, 09/21/28(b)	1,190	1,238,635
6.20%, 09/21/30(a)(b)	805	851,139
6.38%, 04/08/30(b)	1,050	1,113,117
6.50%, 01/16/29(b)	985	1,040,531
Hyundai Capital Services Inc.
2.50%, 01/24/27(b)	600	576,884
3.63%, 08/29/27(b)	255	249,407
5.13%, 02/05/27(b)	455	459,322
5.13%, 02/05/29(b)	180	182,045
5.25%, 01/22/28(a)(b)	410	415,882
Kia Corp.
2.75%, 02/14/27(b)	390	376,680
3.25%, 04/21/26(a)(b)	580	571,385
3.50%, 10/25/27(b)	645	627,847
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	1,065	934,715
2.63%, 03/10/30(a)(b)	1,115	1,007,618
3.10%, 08/15/29(b)	918	858,248
3.45%, 01/06/27(a)(b)	1,323	1,298,673
3.75%, 02/22/28(b)	1,541	1,502,481
4.30%, 02/22/29(a)(b)	775	761,727
4.75%, 08/01/27(b)	1,155	1,159,690
4.80%, 03/30/26(a)(b)	1,435	1,440,159
4.80%, 11/13/26(a)(b)	600	603,425
4.80%, 01/11/27(b)	1,320	1,326,526
4.80%, 03/30/28(b)	1,570	1,576,416
4.80%, 08/01/29(b)	1,045	1,046,926
4.85%, 01/11/29(a)(b)	1,165	1,169,033
4.88%, 07/31/26(a)(b)	900	905,043
4.90%, 11/15/27(b)	680	683,224
5.00%, 01/11/34(a)(b)	1,125	1,110,837
5.05%, 08/03/33(a)(b)	975	967,926
5.10%, 08/03/28(b)	1,445	1,462,396
5.10%, 11/15/29(a)(b)	640	647,855
5.13%, 08/01/34(a)(b)	680	676,773
5.20%, 08/03/26(b)	882	891,268
5.25%, 11/29/27(b)	1,245	1,263,505

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
8.50%, 01/18/31	$1,867	$2,208,993
PACCAR Financial Corp.
1.10%, 05/11/26(a)	625	602,314
2.00%, 02/04/27	665	637,575
4.00%, 09/26/29	730	717,278
4.45%, 03/30/26	355	355,423
4.45%, 08/06/27	675	677,974
4.55%, 03/03/28	700	704,902
4.60%, 01/10/28(a)	760	767,560
4.60%, 01/31/29	760	767,110
4.95%, 08/10/28(a)	100	102,073
5.00%, 05/13/27(a)	1,040	1,056,028
5.00%, 03/22/34	425	432,410
5.05%, 08/10/26	250	252,745
5.20%, 11/09/26	560	569,168
Series R, 4.50%, 11/25/26(a)	485	487,343
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(b)	1,558	1,468,522
2.69%, 09/15/31(a)(b)	1,655	1,395,193
5.63%, 01/12/28(b)	1,115	1,133,765
6.38%, 09/12/32(b)	1,061	1,093,056
Toyota Motor Corp.
1.34%, 03/25/26	1,615	1,564,948
2.36%, 03/25/31	721	639,416
2.76%, 07/02/29	640	600,934
3.67%, 07/20/28(a)	445	438,324
5.12%, 07/13/28(a)	820	839,954
5.12%, 07/13/33(a)	690	709,604
5.28%, 07/13/26	685	693,723
Toyota Motor Credit Corp.
1.13%, 06/18/26	1,347	1,294,832
1.15%, 08/13/27	1,027	953,196
1.65%, 01/10/31	1,215	1,031,741
1.90%, 01/13/27	1,390	1,330,844
1.90%, 04/06/28	1,121	1,042,873
1.90%, 09/12/31	1,253	1,055,986
2.15%, 02/13/30	1,862	1,663,986
2.40%, 01/13/32	505	435,600
3.05%, 03/22/27	1,995	1,945,345
3.05%, 01/11/28(a)	621	600,302
3.20%, 01/11/27	1,374	1,348,125
3.38%, 04/01/30	2,057	1,945,540
3.65%, 01/08/29	1,380	1,340,775
4.35%, 10/08/27	1,245	1,245,009
4.45%, 05/18/26	1,575	1,578,436
4.45%, 06/29/29	1,165	1,163,953
4.55%, 08/07/26(a)	630	632,394
4.55%, 09/20/27	1,528	1,538,519
4.55%, 08/09/29(a)	880	880,626
4.55%, 05/17/30	965	964,938
4.60%, 01/08/27(a)	600	603,814
4.60%, 10/10/31	1,095	1,085,082
4.63%, 01/12/28	1,730	1,744,368
4.65%, 01/05/29(a)	1,010	1,018,456
4.70%, 01/12/33	765	758,333
4.80%, 01/05/34(a)	495	491,529
4.95%, 01/09/30(a)	855	871,154
5.00%, 08/14/26	1,135	1,146,347
5.05%, 05/16/29	965	983,486
5.10%, 03/21/31	825	840,628
5.20%, 05/15/26	580	586,400
Security	Par (000)	Value
Auto Manufacturers (continued)
5.25%, 09/11/28	$1,170	$1,201,005
5.35%, 01/09/35(a)	550	562,155
5.40%, 11/20/26	1,375	1,400,642
5.45%, 11/10/27(a)	1,190	1,222,201
5.55%, 11/20/30	1,045	1,093,119
Series B, 5.00%, 03/19/27	1,150	1,165,322
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(a)(b)	1,171	1,069,562
3.20%, 09/26/26(b)	945	922,186
3.75%, 05/13/30(b)	1,170	1,095,842
4.35%, 06/08/27(a)(b)	2,120	2,092,988
4.60%, 06/08/29(b)	955	936,886
4.75%, 11/13/28(a)(b)	2,024	2,005,804
4.85%, 08/15/27(b)	725	723,958
4.90%, 08/14/26(b)	600	600,591
4.95%, 08/15/29(a)(b)	795	791,344
5.25%, 03/22/29(a)(b)	1,110	1,114,230
5.30%, 03/22/27(b)	880	886,550
5.40%, 03/20/26(b)	600	602,702
5.60%, 03/22/34(a)(b)	725	727,988
5.65%, 09/12/28(b)	1,810	1,843,615
5.70%, 09/12/26(b)	950	962,166
5.90%, 09/12/33(a)(b)	765	782,501
6.00%, 11/16/26(b)	715	728,202
6.20%, 11/16/28(a)(b)	615	638,245
6.45%, 11/16/30(b)	750	793,300
		331,667,167
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51	2,341	1,434,930
4.35%, 03/15/29	724	712,709
4.40%, 10/01/46	436	341,593
5.40%, 03/15/49	518	464,514
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	1,170	1,033,352
4.15%, 05/01/52	1,670	1,241,594
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29(a)	570	562,459
5.15%, 09/13/34(a)	685	661,831
5.75%, 09/13/54	655	612,822
BorgWarner Inc.
2.65%, 07/01/27(a)	1,549	1,480,597
4.38%, 03/15/45(a)	849	705,824
4.95%, 08/15/29(a)	410	411,486
5.40%, 08/15/34(a)	660	660,798
Denso Corp.
1.24%, 09/16/26(a)(b)	845	804,568
4.42%, 09/11/29(b)	675	672,143
Lear Corp.
2.60%, 01/15/32(a)	605	513,444
3.50%, 05/30/30(a)	760	707,422
3.55%, 01/15/52(a)	845	569,902
3.80%, 09/15/27	1,197	1,171,420
4.25%, 05/15/29	857	833,176
5.25%, 05/15/49(a)	894	793,838
LG Energy Solution Ltd.
5.38%, 07/02/27(b)	420	424,402
5.38%, 07/02/29(b)	390	395,764
5.50%, 07/02/34(b)	605	602,326
5.63%, 09/25/26(b)	195	197,317
5.75%, 09/25/28(b)	45	46,236
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Magna International Inc.
2.45%, 06/15/30(a)	$1,377	$1,226,370
5.05%, 03/14/29	630	635,896
5.50%, 03/21/33(a)	730	746,895
5.98%, 03/21/26(a)	50	49,999
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(b)	20	20,245
Toyota Industries Corp., 3.57%, 03/16/28(b)	230	222,616
		20,958,488
Banks — 21.6%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(b)(d)	935	898,792
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)(d)	1,655	1,525,266
3.32%, 03/13/37, (5-year CMT + 1.900%)(a)(b)(d)	1,497	1,299,305
4.80%, 04/18/26(b)	1,278	1,275,843
4.99%, 12/03/28, (1-year CMT + 0.780%)(b)(d)	850	854,434
5.52%, 12/03/35, (1-year CMT + 1.250%)(a)(b)(d)	890	895,894
6.34%, 09/18/27, (1-year CMT + 1.650%)(b)(d)	1,900	1,947,726
AIB Group PLC
5.87%, 03/28/35, (1-day SOFR +1.910%)(b)(d)	1,290	1,325,263
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)(d)	570	603,430
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(b)(d)	905	916,195
5.90%, 07/10/34, (5-year CMT + 1.500%)(b)(d)	130	134,042
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(a)(b)	1,378	1,324,013
2.55%, 02/13/30(b)	1,470	1,340,798
3.45%, 07/17/27(a)(b)	847	828,116
3.45%, 01/21/28(b)	742	722,821
5.36%, 08/14/28(b)	1,140	1,172,284
ASB Bank Ltd.
1.63%, 10/22/26(b)	1,205	1,153,376
2.38%, 10/22/31(a)(b)	685	592,180
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)(d)	900	906,062
5.35%, 06/15/26(b)	655	663,250
5.40%, 11/29/27(a)(b)	875	896,453
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)(d)	2,563	2,225,627
4.40%, 05/19/26(b)	2,132	2,125,436
5.20%, 09/30/35, (1-year CMT + 1.470%)(b)(d)	1,145	1,115,936
5.73%, 09/18/34, (5-year CMT + 1.618%)(a)(b)(d)	1,280	1,309,071
6.74%, 12/08/32(a)(b)	1,855	2,018,563
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	1,045	1,035,315
4.42%, 12/16/26	1,355	1,359,146
4.62%, 12/16/29	1,300	1,309,721
Security	Par (000)	Value
Banks (continued)
4.75%, 01/18/27	$1,830	$1,845,162
4.90%, 07/16/27	1,420	1,439,624
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	1,490	1,524,423
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(d)	1,215	1,250,056
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)(d)	640	659,067
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)(d)	1,075	1,220,625
Banco de Bogota SA, 4.38%, 08/03/27(b)	240	232,937
Banco de Chile, 2.99%, 12/09/31(b)	85	73,995
Banco de Credito del Peru SA, 5.85%, 01/11/29(a)(b)	225	231,436
Banco de Credito e Inversiones SA
2.88%, 10/14/31(b)	645	558,129
3.50%, 10/12/27(b)	897	869,799
Banco General SA, 4.13%, 08/07/27(b)	390	379,626
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(b)	567	558,342
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)(b)	463	450,914
Banco Nacional de Panama, 2.50%, 08/11/30(b)	1,446	1,183,603
Banco Santander Chile, 3.18%, 10/26/31(b)	85	76,042
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	5	5,040
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)(d)	1,985	1,898,019
1.85%, 03/25/26	1,995	1,936,654
2.75%, 12/03/30	1,895	1,655,011
2.96%, 03/25/31(a)	1,285	1,150,229
3.23%, 11/22/32, (1-year CMT + 1.600%)(d)	1,395	1,223,689
3.31%, 06/27/29	1,870	1,765,034
3.49%, 05/28/30	1,662	1,546,839
3.80%, 02/23/28	1,822	1,776,413
4.18%, 03/24/28, (1-year CMT + 2.000%)(d)	2,310	2,285,020
4.25%, 04/11/27	2,110	2,090,441
4.38%, 04/12/28	1,835	1,813,388
5.29%, 08/18/27	2,120	2,145,783
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)(d)	1,875	1,899,222
5.44%, 07/15/31(a)	1,715	1,757,119
5.54%, 03/14/30, (1-year CMT + 1.450%)(d)	1,890	1,928,361
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)(d)	1,175	1,191,885
5.57%, 01/17/30	840	861,300
5.59%, 08/08/28	1,950	2,006,051
6.03%, 01/17/35	1,520	1,582,209
6.35%, 03/14/34(a)	1,988	2,061,589
6.53%, 11/07/27, (1-year CMT + 1.650%)(d)	1,345	1,385,012
6.61%, 11/07/28	1,535	1,631,140
6.92%, 08/08/33	2,915	3,135,042
6.94%, 11/07/33	2,075	2,326,018
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(b)(d)	1,240	1,100,248
4.30%, 06/15/27(b)	655	651,187
4.45%, 09/19/28(b)	775	767,421

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.30%, 09/21/28(b)	$785	$799,056
5.50%, 09/21/33(b)	1,315	1,351,387
5.65%, 07/05/34(b)	1,525	1,574,767
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(d)	8,260	7,945,252
1.90%, 07/23/31, (1-day SOFR + 1.530%)(d)	4,027	3,462,243
1.92%, 10/24/31, (1-day SOFR + 1.370%)(d)	3,883	3,319,978
2.09%, 06/14/29, (1-day SOFR + 1.060%)(d)	4,415	4,071,227
2.30%, 07/21/32, (1-day SOFR + 1.220%)(d)	5,352	4,572,172
2.48%, 09/21/36, (5-year CMT + 1.200%)(d)	2,889	2,410,686
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(d)	5,284	4,732,392
2.55%, 02/04/28, (1-day SOFR + 1.050%)(d)	3,275	3,151,859
2.57%, 10/20/32, (1-day SOFR + 1.210%)(d)	4,738	4,092,769
2.59%, 04/29/31, (1-day SOFR + 2.150%)(d)	4,437	3,980,314
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	7,476	5,369,240
2.69%, 04/22/32, (1-day SOFR + 1.320%)(d)	6,582	5,791,327
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	1,592	1,019,359
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(d)	2,808	2,583,537
2.97%, 02/04/33, (1-day SOFR + 1.330%)(d)	5,645	4,958,050
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	2,915	1,930,236
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(d)	3,637	3,404,565
3.25%, 10/21/27(a)	3,658	3,550,499
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	4,773	3,683,681
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(d)	8,307	8,023,865
3.50%, 04/19/26	3,398	3,361,600
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(d)	4,324	4,272,125
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(d)	2,999	2,922,620
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(d)	2,955	2,895,325
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(d)	3,361	3,313,437
3.85%, 03/08/37, (5-year CMT + 2.000%)(d)	3,402	3,072,131
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	1,903	1,524,730
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(d)	3,686	3,614,304
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(d)	4,393	4,265,556
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	2,345	2,054,009
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(d)	8,026	6,489,222
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	2,947	2,679,919
4.25%, 10/22/26	2,892	2,879,005
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(d)	4,321	4,260,035
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(d)	3,583	3,037,228
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)(d)	3,327	3,306,636
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	2,877	2,490,577
4.57%, 04/27/33, (1-day SOFR + 1.830%)(d)	5,785	5,601,445
Security	Par (000)	Value
Banks (continued)
4.88%, 04/01/44	$812	$766,020
4.95%, 07/22/28, (1-day SOFR + 2.040%)(d)	4,390	4,419,830
4.98%, 01/24/29(a)(d)	4,250	4,287,671
5.00%, 01/21/44	2,783	2,670,599
5.02%, 07/22/33, (1-day SOFR + 2.160%)(d)	7,360	7,345,296
5.16%, 01/24/31(d)	5,560	5,628,708
5.20%, 04/25/29, (1-day SOFR + 1.630%)(d)	5,155	5,227,770
5.29%, 04/25/34, (1-day SOFR + 1.910%)(d)	7,250	7,308,687
5.43%, 08/15/35, (1-day SOFR +1.913%)(d)	3,655	3,609,060
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(d)	7,210	7,332,207
5.51%, 01/24/36(d)	5,115	5,226,642
5.52%, 10/25/35, (1-day SOFR + 1.738%)(d)	4,375	4,330,221
5.74%, 02/12/36(d)	3,110	3,130,761
5.82%, 09/15/29, (1-day SOFR + 1.570%)(d)	4,015	4,155,917
5.87%, 09/15/34, (1-day SOFR + 1.840%)(d)	5,355	5,606,180
5.88%, 02/07/42	2,318	2,472,541
5.93%, 09/15/27, (1-day SOFR + 1.340%)(d)	2,180	2,223,353
6.11%, 01/29/37(a)	2,819	2,953,398
6.20%, 11/10/28, (1-day SOFR + 1.990%)(d)	3,035	3,149,678
6.22%, 09/15/26(a)	655	671,527
7.75%, 05/14/38	2,408	2,878,517
Series L, 4.18%, 11/25/27	3,047	3,016,575
Series L, 4.75%, 04/21/45(a)	804	723,905
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(d)	3,775	3,665,428
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(d)	2,844	2,505,694
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(d)	1,633	1,194,131
Bank of America NA
5.53%, 08/18/26	2,900	2,947,329
6.00%, 10/15/36	1,873	1,978,566
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(b)(d)	350	335,544
5.60%, 03/20/30, (1-day SOFR +1.620%)(b)(d)	665	679,854
Bank of Montreal
1.25%, 09/15/26	1,955	1,864,559
2.65%, 03/08/27(a)	2,325	2,250,539
3.09%, 01/10/37, (5-year CMT + 1.400%)(d)	2,187	1,858,729
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(d)	1,883	1,821,093
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(d)	1,220	1,213,454
5.00%, 01/27/29(a)(d)	1,115	1,125,775
5.20%, 02/01/28(a)	1,975	2,009,878
5.27%, 12/11/26	1,850	1,877,265
5.30%, 06/05/26	2,125	2,147,227
5.37%, 06/04/27(a)	1,770	1,803,611
5.51%, 06/04/31	1,560	1,611,337
5.72%, 09/25/28	1,500	1,553,359
7.30%, 11/26/84, (5-year CMT + 3.010%)(d)	525	530,406
7.70%, 05/26/84, (5-year CMT + 3.452%)(a)(d)	1,035	1,064,333
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(d)	1,045	1,045,274
Series H, 4.70%, 09/14/27	2,055	2,066,953
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	828	786,470
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.65%, 07/14/28	$660	$606,558
1.65%, 01/28/31(a)	682	579,932
1.80%, 07/28/31	770	653,599
2.05%, 01/26/27	930	893,956
2.45%, 08/17/26	1,205	1,174,159
2.50%, 01/26/32(a)	595	516,913
2.80%, 05/04/26	1,264	1,242,431
3.00%, 10/30/28	881	834,368
3.25%, 05/16/27	1,203	1,176,692
3.30%, 08/23/29	1,169	1,104,084
3.40%, 01/29/28	1,410	1,375,301
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(d)	1,525	1,495,268
3.85%, 04/28/28(a)	1,581	1,562,842
3.85%, 04/26/29	675	660,457
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)(d)	830	821,063
4.29%, 06/13/33, (1-day SOFR + 1.418%)(d)	1,182	1,132,713
4.54%, 02/01/29, (1-day SOFR + 1.169%)(d)	1,100	1,102,288
4.60%, 07/26/30, (1-day SOFR + 1.755%)(d)	745	744,195
4.71%, 02/01/34, (1-day SOFR + 1.512%)(d)	1,125	1,106,338
4.89%, 07/21/28, (1-day SOFR + 0.840%)(d)	1,060	1,069,130
4.94%, 02/11/31(a)(d)	700	707,518
4.95%, 04/26/27, (1-day SOFR + 1.026%)(d)	1,605	1,614,019
4.97%, 04/26/34, (1-day SOFR + 1.606%)(d)	1,325	1,323,445
4.98%, 03/14/30, (1-day SOFR + 1.085%)(d)	1,600	1,624,490
5.06%, 07/22/32, (1-day SOFR + 1.230%)(d)	1,415	1,432,202
5.19%, 03/14/35, (1-day SOFR + 1.418%)(d)	1,730	1,749,782
5.23%, 11/20/35, (1-day SOFR + 1.253%)(d)	1,025	1,043,936
5.61%, 07/21/39, (1-day SOFR + 1.770%)(d)	500	511,491
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(d)	1,630	1,684,969
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(d)	2,104	2,225,200
6.32%, 10/25/29, (1-day SOFR + 1.598%)(d)	1,295	1,371,071
6.47%, 10/25/34, (1-day SOFR + 1.845%)(d)	1,625	1,789,401
Series J, 1.90%, 01/25/29	917	839,159
Bank of New Zealand
2.29%, 01/27/27(a)(b)	735	707,158
2.87%, 01/27/32(b)	430	378,462
4.85%, 02/07/28(a)(b)	1,130	1,143,413
5.08%, 01/30/29(a)(b)	1,040	1,062,351
5.70%, 01/28/35(b)(d)	50	50,804
Bank of Nova Scotia (The)
1.30%, 09/15/26	1,442	1,376,053
1.35%, 06/24/26	1,270	1,221,476
1.95%, 02/02/27	1,325	1,267,640
2.15%, 08/01/31	1,080	923,043
2.45%, 02/02/32	1,315	1,130,190
2.70%, 08/03/26	1,553	1,515,933
2.95%, 03/11/27	1,040	1,009,687
4.40%, 09/08/28, (1-day SOFR + 1.000%)(d)	1,135	1,128,472
4.59%, 05/04/37, (5-year CMT + 2.050%)(d)	1,904	1,771,804
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(d)	1,080	1,068,196
4.85%, 02/01/30	1,870	1,880,175
4.93%, 02/14/29(d)	975	981,380
5.13%, 02/14/31(d)	1,125	1,135,676
5.25%, 06/12/28(a)	1,150	1,175,351
5.35%, 12/07/26	1,670	1,695,473
5.40%, 06/04/27	1,245	1,269,496
Security	Par (000)	Value
Banks (continued)
5.45%, 08/01/29(a)	$1,040	$1,069,959
5.65%, 02/01/34	1,360	1,418,323
7.35%, 04/27/85(d)	1,400	1,399,343
8.00%, 01/27/84, (5-year CMT + 4.017%)(d)	15	15,626
8.63%, 10/27/82, (5-year CMT + 4.389%)(d)	400	421,774
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(d)	972	903,934
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(d)	575	508,875
BankUnited Inc., 5.13%, 06/11/30(a)	575	562,393
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	1,165	1,113,416
4.75%, 07/13/27(a)(b)	1,125	1,124,772
5.09%, 01/23/27(b)	1,150	1,158,691
5.19%, 02/16/28(b)	595	602,938
5.54%, 01/22/30(a)(b)	680	699,316
5.79%, 07/13/28(a)(b)	1,155	1,193,763
5.90%, 07/13/26(a)(b)	1,990	2,024,141
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(d)	2,330	2,236,871
2.65%, 06/24/31, (1-year CMT + 1.900%)(d)	1,757	1,564,121
2.67%, 03/10/32, (1-year CMT + 1.200%)(d)	1,632	1,424,692
2.89%, 11/24/32, (1-year CMT + 1.300%)(d)	1,925	1,673,700
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	1,560	1,166,430
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)(d)	1,578	1,426,325
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(d)	1,390	1,111,091
4.34%, 01/10/28	1,875	1,860,451
4.84%, 05/09/28	3,024	3,012,154
4.84%, 09/10/28, (1-day SOFR + 1.340%)(d)	1,625	1,624,827
4.94%, 09/10/30, (1-day SOFR + 1.560%)(d)	2,170	2,160,428
4.95%, 01/10/47	2,310	2,118,444
4.97%, 05/16/29(d)	2,208	2,213,182
5.09%, 02/25/29(d)	2,200	2,213,703
5.09%, 06/20/30(a)(d)	2,350	2,325,865
5.20%, 05/12/26	3,127	3,142,466
5.25%, 08/17/45(a)	2,215	2,133,909
5.34%, 09/10/35, (1-day SOFR + 1.910%)(d)	2,875	2,835,384
5.37%, 02/25/31(d)	2,200	2,225,603
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)(d)	2,515	2,555,608
5.67%, 03/12/28, (1-day SOFR +1.490%)(d)	1,700	1,728,901
5.69%, 03/12/30, (1-day SOFR + 1.740%)(d)	2,510	2,572,842
5.75%, 08/09/33, (1-year CMT + 3.000%)(d)	1,525	1,561,209
5.79%, 02/25/36(d)	2,200	2,235,052
5.83%, 05/09/27, (1-day SOFR + 2.210%)(d)	3,005	3,043,088
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	680	705,670
6.22%, 05/09/34, (1-day SOFR + 2.980%)(d)	2,940	3,095,068
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)(d)	1,770	1,860,656
6.50%, 09/13/27, (1-day SOFR + 1.880%)(d)	1,895	1,943,191
6.69%, 09/13/34, (1-day SOFR + 2.620%)(d)	2,145	2,329,811
7.12%, 06/27/34, (1-day SOFR + 3.570%)(d)	2,185	2,370,157
7.39%, 11/02/28, (1-year CMT + 3.300%)(d)	2,250	2,390,637
7.44%, 11/02/33, (1-year CMT + 3.500%)(d)	2,887	3,241,402
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(b)	90	89,478
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	625	617,660

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
BNP Paribas SA
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(b)(d)	$1,782	$1,714,737
1.90%, 09/30/28, (1-day SOFR + 1.609%)(b)(d)	2,367	2,200,952
2.16%, 09/15/29, (1-day SOFR + 1.218%)(b)(d)	3,010	2,747,257
2.59%, 01/20/28, (1-day SOFR + 1.228%)(b)(d)	2,418	2,324,513
2.59%, 08/12/35, (5-year CMT + 2.050%)(a)(b)(d)	2,399	2,063,308
2.82%, 01/26/41(a)(b)	1,385	974,743
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(a)(b)(d)	3,252	2,859,861
3.05%, 01/13/31, (1-day SOFR + 1.507%)(a)(b)(d)	2,510	2,296,953
3.13%, 01/20/33, (1-day SOFR + 1.561%)(a)(b)(d)	1,910	1,672,264
3.50%, 11/16/27(a)(b)	2,110	2,044,327
4.38%, 05/12/26(b)	1,730	1,720,251
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(b)(d)	1,835	1,780,637
4.40%, 08/14/28(b)	3,147	3,105,017
4.63%, 03/13/27(b)	2,493	2,483,529
5.13%, 01/13/29, (1-year CMT + 1.450%)(b)(d)	2,735	2,763,386
5.18%, 01/09/30, (1-day SOFR + 1.520%)(b)(d)	2,235	2,261,342
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(b)(d)	650	655,909
5.28%, 11/19/30, (1-day SOFR + 1.280%)(b)(d)	2,600	2,627,071
5.34%, 06/12/29, (1-year CMT + 1.500%)(b)(d)	2,215	2,254,175
5.50%, 05/20/30, (1-day SOFR + 1.590%)(b)(d)	2,415	2,460,697
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(d)	2,185	2,240,195
5.79%, 01/13/33(b)(d)	2,780	2,850,805
5.89%, 12/05/34, (1-day SOFR + 1.866%)(b)(d)	2,900	3,048,471
5.91%, 11/19/35, (1-day SOFR + 1.920%)(b)(d)	2,075	2,068,559
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)(d)	1,852	1,771,156
2.28%, 01/20/32, (1-day SOFR + 1.312%)(b)(d)	2,193	1,855,754
2.70%, 10/01/29(a)(b)	1,491	1,362,499
3.12%, 10/19/32, (1-day SOFR + 1.730%)(a)(b)(d)	1,527	1,309,710
3.25%, 01/11/28(a)(b)	1,445	1,387,923
3.38%, 12/02/26	746	732,516
3.50%, 10/23/27(b)	1,320	1,274,858
3.58%, 10/19/42, (1-day SOFR + 1.952%)(b)(d)	720	526,930
3.65%, 01/14/37, (5-year CMT + 1.900%)(b)(d)	1,565	1,361,241
4.63%, 09/12/28(b)	1,295	1,281,461
4.75%, 07/19/27(a)(b)	1,312	1,319,162
4.88%, 04/01/26(b)	1,088	1,089,198
Security	Par (000)	Value
Banks (continued)
5.13%, 01/18/28(a)(b)	$1,000	$1,011,168
5.20%, 01/18/27(a)(b)	715	723,215
5.28%, 05/30/29(a)(b)	1,015	1,034,971
5.72%, 01/18/30, (1-year CMT + 1.959%)(b)(d)	1,390	1,420,170
5.75%, 07/19/33, (1-day SOFR + 2.865%)(a)(b)(d)	1,588	1,610,282
5.88%, 01/14/31(b)(d)	645	663,139
5.94%, 05/30/35, (1-day SOFR + 1.850%)(b)(d)	1,765	1,801,332
6.29%, 01/14/36(a)(b)(d)	1,820	1,899,738
6.51%, 01/18/35, (1-year CMT + 2.791%)(a)(b)(d)	1,390	1,443,685
6.61%, 10/19/27, (1-day SOFR + 1.980%)(b)(d)	1,045	1,074,378
6.71%, 10/19/29, (1-day SOFR + 2.270%)(b)(d)	1,430	1,507,518
6.92%, 01/14/46(a)(b)(d)	1,135	1,216,358
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)(d)	1,645	1,804,249
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(b)(d)	1,065	1,091,704
6.04%, 06/15/35, (1-day SOFR +2.260%)(b)(d)	1,860	1,932,787
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)(d)	1,495	1,548,752
6.68%, 09/13/27, (1-day SOFR + 2.080%)(b)(d)	1,230	1,266,555
6.84%, 09/13/34, (1-day SOFR + 2.770%)(a)(b)(d)	620	676,973
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	1,059	1,016,680
3.45%, 04/07/27	1,450	1,421,628
3.60%, 04/07/32(a)	1,490	1,368,289
4.51%, 09/11/27, (1-day SOFR + 0.930%)(d)	1,355	1,353,815
4.63%, 09/11/30, (1-day SOFR + 1.335%)(d)	1,150	1,141,670
4.86%, 01/13/28(d)	625	627,484
5.00%, 04/28/28	1,530	1,549,838
5.24%, 06/28/27	1,325	1,345,397
5.25%, 01/13/31(d)	1,170	1,186,370
5.26%, 04/08/29	1,645	1,677,259
5.62%, 07/17/26	405	411,280
5.93%, 10/02/26	990	1,011,976
5.99%, 10/03/28	895	935,478
6.09%, 10/03/33	1,650	1,760,422
6.95%, 01/28/85, (5-year CMT + 2.833%)(d)	500	501,068
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	790	749,132
Citibank NA
4.84%, 08/06/29	2,760	2,786,465
4.88%, 11/19/27, (1-day SOFR + 0.712%)(d)	2,315	2,326,306
4.93%, 08/06/26	1,320	1,329,423
5.44%, 04/30/26	2,830	2,861,675
5.49%, 12/04/26	3,140	3,195,173
5.57%, 04/30/34	2,850	2,948,599
5.80%, 09/29/28	3,055	3,181,874
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(d)	4,005	3,847,358
2.52%, 11/03/32, (1-day SOFR + 1.177%)(d)	2,654	2,274,025
2.56%, 05/01/32, (1-day SOFR + 1.167%)(d)	4,425	3,839,999
2.57%, 06/03/31, (1-day SOFR + 2.107%)(d)	5,150	4,587,738
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.67%, 01/29/31, (1-day SOFR + 1.146%)(d)	$3,634	$3,276,671
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(d)	1,855	1,331,382
2.98%, 11/05/30, (1-day SOFR + 1.422%)(d)	3,312	3,041,431
3.06%, 01/25/33, (1-day SOFR + 1.351%)(d)	4,536	3,984,328
3.07%, 02/24/28, (1-day SOFR + 1.280%)(d)	4,048	3,928,104
3.20%, 10/21/26	4,383	4,290,670
3.40%, 05/01/26	2,692	2,658,257
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(d)	3,673	3,563,544
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)(d)	3,937	3,843,931
3.79%, 03/17/33, (1-day SOFR + 1.939%)(d)	4,397	4,039,349
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	1,606	1,379,016
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)(d)	3,846	3,795,718
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(d)	3,715	3,592,649
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(d)	2,978	2,927,154
4.13%, 07/25/28	3,315	3,259,912
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	1,437	1,210,694
4.30%, 11/20/26	1,784	1,776,856
4.41%, 03/31/31, (1-day SOFR + 3.914%)(d)	5,699	5,555,368
4.45%, 09/29/27	5,185	5,152,172
4.54%, 09/19/30, (1-day SOFR + 1.338%)(d)	4,250	4,186,677
4.65%, 07/30/45	1,484	1,331,937
4.65%, 07/23/48	3,633	3,193,616
4.66%, 05/24/28, (1-day SOFR + 1.887%)(d)	1,645	1,645,599
4.75%, 05/18/46	2,881	2,533,868
4.91%, 05/24/33, (1-day SOFR + 2.086%)(d)	3,642	3,580,196
5.10%, 03/04/29(d)	3,325	3,334,195
5.17%, 02/13/30, (1-day SOFR + 1.364%)(d)	4,215	4,265,529
5.30%, 05/06/44	1,313	1,254,978
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	1,886	1,855,977
5.41%, 09/19/39, (5-year CMT + 1.730%)(d)	530	513,015
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(d)	3,710	3,764,770
5.59%, 11/19/34, (5-year CMT + 1.280%)(d)	850	854,426
5.83%, 02/13/35, (1-day SOFR + 2.056%)(d)	3,890	3,908,056
5.85%, 03/04/56(d)	1,935	1,942,782
5.88%, 02/22/33	948	984,452
5.88%, 01/30/42	1,414	1,474,990
6.00%, 10/31/33	1,262	1,319,295
6.02%, 01/24/36(d)	3,885	3,956,924
6.13%, 08/25/36	982	1,018,465
6.17%, 05/25/34, (1-day SOFR + 2.661%)(d)	4,280	4,413,737
6.27%, 11/17/33, (1-day SOFR + 2.338%)(d)	4,104	4,383,122
6.63%, 01/15/28(a)	578	611,386
6.63%, 06/15/32(a)	1,767	1,911,253
6.68%, 09/13/43	1,477	1,637,191
6.88%, 03/05/38(a)	435	492,698
6.88%, 02/15/98	291	337,329
8.13%, 07/15/39	2,860	3,583,010
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(d)	1,240	1,234,152
Citizens Financial Group Inc.
2.50%, 02/06/30(a)	730	650,331
2.64%, 09/30/32	923	767,003
Security	Par (000)	Value
Banks (continued)
2.85%, 07/27/26	$685	$668,236
3.25%, 04/30/30	1,500	1,378,411
5.54%, 03/05/31(d)	800	806,830
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(d)	585	579,012
5.72%, 07/23/32, (1-day SOFR + 1.910%)(d)	1,315	1,344,310
5.84%, 01/23/30, (1-day SOFR + 2.010%)(d)	1,455	1,494,822
6.65%, 04/25/35, (1-day SOFR + 2.325%)(d)	1,135	1,221,990
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(d)	380	368,657
Comerica Inc.
3.80%, 07/22/26	392	386,216
4.00%, 02/01/29(a)	944	908,522
5.98%, 01/30/30, (1-day SOFR + 2.155%)(d)	1,300	1,324,429
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,872	1,799,256
1.88%, 09/15/31(a)(b)	1,159	986,308
2.55%, 03/14/27(a)(b)	1,796	1,737,180
2.63%, 09/06/26(a)(b)	1,355	1,324,054
2.69%, 03/11/31(b)	2,205	1,927,526
2.85%, 05/18/26(a)(b)	925	909,800
3.15%, 09/19/27(a)(b)	707	688,093
3.31%, 03/11/41(a)(b)	1,647	1,254,627
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)(d)	2,251	2,106,367
3.74%, 09/12/39(a)(b)	2,436	2,011,543
3.78%, 03/14/32(a)(b)	1,240	1,134,747
3.90%, 03/16/28(a)(b)	1,192	1,181,024
3.90%, 07/12/47(b)	1,818	1,489,622
4.32%, 01/10/48(a)(b)	1,286	1,071,269
5.84%, 03/13/34(a)(b)	2,400	2,474,451
Commonwealth Bank of Australia/New York, 4.58%, 11/27/26	1,800	1,809,821
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.730%)(b)(d)	2,185	2,085,946
3.65%, 04/06/28, (1-year CMT + 1.220%)(a)(b)(d)	2,071	2,027,360
3.75%, 07/21/26	2,268	2,236,182
3.76%, 04/06/33, (1-year CMT + 1.420%)(b)(d)	1,600	1,471,979
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)(d)	2,190	2,183,613
5.25%, 05/24/41	2,187	2,194,067
5.25%, 08/04/45(a)	1,327	1,295,427
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)(d)	1,385	1,417,770
5.56%, 02/28/29, (1-year CMT + 1.400%)(b)(d)	1,845	1,889,459
5.71%, 01/21/33(b)(d)	1,005	1,036,835
5.75%, 12/01/43	1,925	1,982,235
Cooperatieve Rabobank UA/NY
4.49%, 10/17/29	1,000	997,862
4.80%, 01/09/29	675	685,087
4.88%, 01/21/28	1,305	1,325,145
5.04%, 03/05/27	1,260	1,277,054
5.50%, 10/05/26	990	1,009,301
Credit Agricole SA
2.02%, 01/11/27(b)	1,425	1,360,929
2.81%, 01/11/41(a)(b)	1,707	1,195,965
3.25%, 01/14/30(b)	2,024	1,868,950

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(b)(d)	$1,890	$1,816,613
4.63%, 09/11/28, (1-day SOFR + 1.210%)(b)(d)	1,235	1,229,644
5.13%, 03/11/27(b)	1,955	1,976,584
5.23%, 01/09/29(b)(d)	735	743,762
5.30%, 07/12/28(a)(b)	2,150	2,192,321
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)(d)	1,280	1,300,601
5.37%, 03/11/34(a)(b)	1,200	1,226,992
5.51%, 07/05/33(b)	975	1,006,581
5.59%, 07/05/26(a)(b)	1,805	1,831,741
5.86%, 01/09/36(b)(d)	2,965	3,043,167
6.25%, 01/10/35, (1-day SOFR + 2.670%)(b)(d)	2,260	2,341,962
6.32%, 10/03/29, (1-day SOFR + 1.860%)(b)(d)	2,375	2,487,919
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	1,361	1,349,115
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)(d)	1,005	960,354
4.30%, 04/01/28, (1-year CMT + 1.750%)(b)(d)	1,585	1,573,619
4.38%, 06/12/28(b)	1,084	1,073,816
4.61%, 10/02/30, (1-year CMT + 1.100%)(b)(d)	1,290	1,272,581
5.43%, 03/01/28, (1-year CMT + 0.950%)(a)(b)(d)	1,315	1,336,583
5.71%, 03/01/30, (1-year CMT + 1.400%)(b)(d)	1,490	1,534,557
Danske Bank AS, 5.28%, 03/04/31(b)(d)	800	801,451
Deutsche Bank AG/New York
2.31%, 11/16/27, (1-day SOFR + 1.219%)(d)	2,260	2,167,894
2.55%, 01/07/28, (1-day SOFR + 1.318%)(d)	2,495	2,399,173
3.04%, 05/28/32, (1-day SOFR + 1.718%)(d)	1,283	1,128,435
3.55%, 09/18/31, (1-day SOFR + 3.043%)(d)	2,947	2,720,148
3.73%, 01/14/32, (1-day SOFR + 2.757%)(d)	1,205	1,084,490
3.74%, 01/07/33, (1-day SOFR + 2.257%)(d)	1,455	1,276,937
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(d)	1,640	1,608,096
5.00%, 09/11/30, (1-day SOFR + 1.700%)(d)	1,620	1,612,470
5.37%, 09/09/27	760	775,941
5.40%, 09/11/35, (1-day SOFR + 2.050%)(d)	1,715	1,681,207
5.41%, 05/10/29	1,445	1,480,974
5.71%, 02/08/28, (1-day SOFR + 1.594%)(d)	1,170	1,187,885
5.88%, 07/08/31, (1-day SOFR + 5.438%)(d)	460	468,003
6.72%, 01/18/29, (1-day SOFR + 3.180%)(d)	2,035	2,130,334
6.82%, 11/20/29, (1-day SOFR + 2.510%)(d)	1,850	1,966,028
7.08%, 02/10/34, (1-day SOFR + 3.650%)(d)	2,330	2,462,998
7.15%, 07/13/27, (1-day SOFR + 2.520%)(d)	1,705	1,757,772
Series ., 5.37%, 01/10/29(d)	1,080	1,089,894
Discover Bank
2.70%, 02/06/30	875	790,551
3.45%, 07/27/26	1,435	1,410,177
4.25%, 03/13/26	432	429,694
4.65%, 09/13/28	1,370	1,363,209
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(b)(d)	1,370	1,319,193
Security	Par (000)	Value
Banks (continued)
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(d)	$995	$935,801
4.85%, 11/05/30, (1-day SOFR + 1.050%)(b)(d)	1,025	1,028,080
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	921	918,599
5.25%, 04/26/29(a)(b)	1,340	1,364,879
5.70%, 03/14/28(a)(b)	1,175	1,209,933
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(d)	1,485	1,415,083
2.55%, 05/05/27	1,062	1,017,360
3.95%, 03/14/28	918	900,646
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(d)	795	784,539
4.34%, 04/25/33, (1-day SOFR + 1.660%)(d)	810	767,635
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(d)	1,736	1,727,918
4.90%, 09/06/30, (1-day SOFR + 1.486%)(d)	615	615,081
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)(d)	995	1,024,572
6.34%, 07/27/29, (1-day SOFR + 2.340%)(d)	1,770	1,853,474
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(d)	1,464	1,523,750
8.25%, 03/01/38	1,490	1,831,331
Fifth Third Bank NA
2.25%, 02/01/27	882	847,530
3.85%, 03/15/26	901	893,616
4.97%, 01/28/28(d)	685	689,144
First Horizon Bank, 5.75%, 05/01/30	645	652,616
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	555	575,922
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(d)	2,360	2,376,490
5.41%, 05/21/27, (1-day SOFR + 0.750%)(d)	3,230	3,265,161
Goldman Sachs Capital I, 6.35%, 02/15/34	1,280	1,361,115
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(d)	4,217	4,084,245
1.54%, 09/10/27, (1-day SOFR + 0.818%)(d)	4,335	4,139,616
1.95%, 10/21/27, (1-day SOFR + 0.913%)(d)	6,178	5,917,973
1.99%, 01/27/32, (1-day SOFR + 1.090%)(d)	3,776	3,204,373
2.38%, 07/21/32, (1-day SOFR + 1.248%)(d)	5,761	4,941,261
2.60%, 02/07/30	3,083	2,788,108
2.62%, 04/22/32, (1-day SOFR + 1.281%)(d)	5,518	4,819,388
2.64%, 02/24/28, (1-day SOFR + 1.114%)(d)	4,727	4,548,760
2.65%, 10/21/32, (1-day SOFR + 1.264%)(d)	4,342	3,755,125
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	2,054	1,476,815
3.10%, 02/24/33, (1-day SOFR + 1.410%)(d)	5,915	5,218,489
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	3,351	2,530,386
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	2,911	2,252,350
3.50%, 11/16/26	3,869	3,806,820
3.62%, 03/15/28, (1-day SOFR + 1.846%)(d)	4,820	4,723,560
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(d)	3,583	3,506,756
3.80%, 03/15/30	3,895	3,723,455
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(d)	3,421	3,334,607
3.85%, 01/26/27(a)	4,395	4,344,840
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	3,789	3,304,473
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(d)	4,916	4,847,252
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.39%, 06/15/27, (1-day SOFR + 1.510%)(d)	$1,175	$1,173,015
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	2,295	2,079,811
4.48%, 08/23/28, (1-day SOFR + 1.725%)(d)	3,770	3,756,122
4.69%, 10/23/30, (1-day SOFR + 1.135%)(d)	2,635	2,615,038
4.75%, 10/21/45	2,707	2,452,116
4.80%, 07/08/44	2,669	2,428,242
5.02%, 10/23/35, (1-day SOFR + 1.420%)(d)	3,730	3,647,538
5.05%, 07/23/30, (1-day SOFR + 1.210%)(d)	3,565	3,589,698
5.15%, 05/22/45	3,015	2,829,199
5.21%, 01/28/31(d)	3,650	3,694,684
5.33%, 07/23/35, (1-day SOFR + 1.550%)(d)	3,785	3,787,118
5.54%, 01/28/36(d)	5,430	5,525,746
5.56%, 11/19/45, (1-day SOFR + 1.580%)(d)	4,445	4,410,842
5.73%, 04/25/30, (1-day SOFR +1.265%)(d)	3,793	3,913,232
5.73%, 01/28/56(d)	3,555	3,622,380
5.85%, 04/25/35, (1-day SOFR + 1.552%)(d)	3,955	4,111,983
5.95%, 01/15/27(a)	1,465	1,502,840
6.13%, 02/15/33	1,715	1,856,704
6.25%, 02/01/41	3,727	4,005,821
6.45%, 05/01/36	1,098	1,171,058
6.48%, 10/24/29, (1-day SOFR + 1.770%)(d)	4,115	4,350,277
6.56%, 10/24/34, (1-day SOFR + 1.950%)(d)	1,765	1,932,186
6.75%, 10/01/37	7,820	8,563,145
HBOS PLC, 6.00%, 11/01/33(a)(b)	566	576,428
HSBC Bank USA NA, 7.00%, 01/15/39	1,105	1,258,856
HSBC Bank USA NA/New York
5.63%, 08/15/35	750	766,700
5.88%, 11/01/34	525	546,889
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(d)	365	351,746
2.01%, 09/22/28, (1-day SOFR + 1.732%)(d)	2,915	2,720,036
2.21%, 08/17/29, (1-day SOFR + 1.285%)(d)	2,750	2,517,749
2.25%, 11/22/27, (1-day SOFR + 1.100%)(d)	1,240	1,191,409
2.36%, 08/18/31, (1-day SOFR + 1.947%)(d)	2,405	2,089,121
2.80%, 05/24/32, (1-day SOFR + 1.187%)(d)	4,447	3,881,298
2.85%, 06/04/31, (1-day SOFR + 2.387%)(d)	2,402	2,154,773
2.87%, 11/22/32, (1-day SOFR + 1.410%)(d)	2,710	2,352,345
3.90%, 05/25/26(a)	940	934,393
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(d)	4,317	4,144,900
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(d)	3,903	3,849,041
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(d)	4,306	4,268,915
4.76%, 06/09/28, (1-day SOFR + 2.110%)(d)	3,445	3,440,204
4.76%, 03/29/33, (1-day SOFR + 2.530%)(d)	2,955	2,832,071
4.95%, 03/31/30(a)	3,732	3,746,027
5.13%, 11/19/28, (1-day SOFR + 1.040%)(d)	1,705	1,718,140
5.20%, 03/03/29(d)	2,600	2,605,411
5.21%, 08/11/28, (1-day SOFR + 2.610%)(d)	3,320	3,352,718
5.25%, 03/14/44(a)	2,085	1,984,121
5.29%, 11/19/30, (1-day SOFR + 1.290%)(d)	3,215	3,245,429
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(d)	3,670	3,710,231
5.45%, 03/03/31(d)	1,770	1,773,687
5.55%, 03/04/30, (1-day SOFR + 1.460%)(d)	2,195	2,242,719
5.60%, 05/17/28, (1-day SOFR + 1.060%)(d)	2,680	2,722,597
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(d)	1,825	1,878,730
5.73%, 05/17/32, (1-day SOFR + 1.520%)(d)	2,165	2,228,260
Security	Par (000)	Value
Banks (continued)
5.75%, 03/03/36(d)	$2,600	$2,595,580
5.87%, 11/18/35, (1-day SOFR + 1.900%)(d)	2,235	2,232,625
5.89%, 08/14/27, (1-day SOFR + 1.570%)(d)	3,570	3,631,101
6.10%, 01/14/42(a)	1,150	1,244,541
6.16%, 03/09/29, (1-day SOFR + 1.970%)(d)	2,910	3,019,554
6.25%, 03/09/34, (1-day SOFR + 2.390%)(d)	3,285	3,489,218
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(d)	3,955	4,270,891
6.50%, 05/02/36	3,075	3,289,388
6.50%, 09/15/37	3,828	4,086,604
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)(d)	2,940	3,101,273
6.80%, 06/01/38	1,039	1,119,974
7.39%, 11/03/28, (1-day SOFR + 3.350%)(d)	3,455	3,669,779
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)(d)	2,885	3,202,833
7.63%, 05/17/32(a)	455	520,911
8.11%, 11/03/33, (1-day SOFR + 4.250%)(d)	2,905	3,343,405
HSBC USA Inc.
5.29%, 03/04/27(a)	1,430	1,454,106
7.20%, 07/15/97(a)	230	285,406
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(d)	850	705,581
2.55%, 02/04/30	1,165	1,047,158
4.44%, 08/04/28, (1-day SOFR + 1.970%)(d)	1,187	1,180,286
5.02%, 05/17/33, (1-day SOFR + 2.050%)(d)	693	681,395
5.27%, 01/15/31, (1-day SOFR + 1.276%)(d)	1,645	1,666,604
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(d)	1,870	1,906,967
6.14%, 11/18/39, (5-year CMT + 1.700%)(d)	645	658,944
6.21%, 08/21/29, (1-day SOFR + 2.020%)(d)	1,495	1,559,412
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(d)	1,360	1,356,521
4.87%, 04/12/28(d)	1,000	1,006,691
5.65%, 01/10/30	1,195	1,233,198
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	510	498,917
4.00%, 03/18/26(b)	905	898,815
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	1,623	1,591,129
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(d)	1,284	1,245,768
2.73%, 04/01/32, (1-day SOFR + 1.316%)(d)	1,392	1,229,285
3.95%, 03/29/27(a)	2,739	2,708,614
4.02%, 03/28/28, (1-day SOFR + 1.830%)(d)	1,550	1,530,561
4.05%, 04/09/29	1,499	1,461,724
4.25%, 03/28/33, (1-day SOFR + 2.070%)(d)	1,725	1,636,985
4.55%, 10/02/28	1,842	1,830,720
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(d)	2,095	2,132,542
5.55%, 03/19/35, (1-day SOFR + 1.770%)(d)	2,265	2,299,797
6.08%, 09/11/27, (1-day SOFR + 1.560%)(d)	1,430	1,460,170
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)(d)	1,470	1,550,701
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	10	9,302
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	982	957,807
3.88%, 01/12/28(b)	575	556,222
6.63%, 06/20/33(a)(b)	1,875	2,014,243
7.20%, 11/28/33(b)	2,245	2,505,106

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.78%, 06/20/54, (1-year CMT + 3.900%)(b)(d)	$2,170	$2,480,875
7.80%, 11/28/53(b)	2,215	2,607,590
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)(d)	1,975	2,281,184
Series NR, 4.00%, 09/23/29(b)	155	149,053
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(d)	3,974	3,791,648
1.58%, 04/22/27, (1-day SOFR + 0.885%)(d)	4,980	4,820,256
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(d)	2,086	1,770,222
1.95%, 02/04/32, (1-day SOFR + 1.065%)(d)	4,508	3,831,186
2.07%, 06/01/29, (1-day SOFR + 1.015%)(d)	3,010	2,777,622
2.18%, 06/01/28, (1-day SOFR + 1.890%)(d)	2,495	2,367,044
2.52%, 04/22/31, (1-day SOFR + 2.040%)(d)	4,145	3,716,068
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	2,430	1,701,054
2.55%, 11/08/32, (1-day SOFR + 1.180%)(d)	4,873	4,215,388
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(d)	5,158	4,530,940
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)(d)	5,473	5,013,089
2.95%, 10/01/26	3,307	3,238,243
2.95%, 02/24/28, (1-day SOFR + 1.170%)(d)	2,680	2,598,050
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(d)	4,713	4,283,795
2.96%, 01/25/33, (1-day SOFR + 1.260%)(d)	5,422	4,791,421
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	2,437	1,870,378
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	3,540	2,412,003
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	2,948	2,231,808
3.20%, 06/15/26	2,553	2,516,898
3.30%, 04/01/26	3,325	3,289,512
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	5,251	3,738,033
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(d)	3,494	3,391,232
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(d)	3,968	3,880,716
3.63%, 12/01/27	1,991	1,949,000
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(d)	3,736	3,587,675
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(d)	3,801	3,744,039
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	3,825	3,337,325
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	2,713	2,164,910
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	5,248	4,220,572
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(d)	3,304	3,244,199
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	2,228	1,824,577
4.13%, 12/15/26	3,320	3,304,224
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(d)	3,614	3,556,959
4.25%, 10/01/27	2,557	2,554,871
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	3,122	2,665,460
4.32%, 04/26/28, (1-day SOFR + 1.560%)(d)	4,695	4,665,343
Security	Par (000)	Value
Banks (continued)
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(d)	$3,616	$3,591,136
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)(d)	4,069	4,020,715
4.51%, 10/22/28, (1-day SOFR + 0.860%)(d)	2,345	2,338,541
4.57%, 06/14/30, (1-day SOFR + 1.750%)(d)	2,990	2,967,468
4.59%, 04/26/33, (1-day SOFR + 1.800%)(d)	3,855	3,762,443
4.60%, 10/22/30, (1-day SOFR + 1.040%)(d)	3,435	3,408,164
4.85%, 07/25/28, (1-day SOFR + 1.990%)(d)	5,120	5,141,896
4.85%, 02/01/44(a)	1,680	1,581,500
4.91%, 07/25/33, (1-day SOFR + 2.080%)(d)	6,608	6,584,010
4.92%, 01/24/29(a)(d)	3,380	3,406,633
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)(d)	3,005	2,954,718
4.95%, 06/01/45	2,574	2,400,494
4.98%, 07/22/28, (1-day SOFR + 0.930%)(d)	2,325	2,343,392
5.00%, 07/22/30, (1-day SOFR +1.125%)(d)	3,535	3,565,609
5.01%, 01/23/30, (1-day SOFR + 1.310%)(d)	3,700	3,739,829
5.04%, 01/23/28, (1-day SOFR + 1.190%)(d)	2,860	2,883,074
5.14%, 01/24/31(d)	1,670	1,693,594
5.29%, 07/22/35, (1-day SOFR + 1.460%)(d)	3,730	3,764,143
5.30%, 07/24/29, (1-day SOFR + 1.450%)(d)	3,720	3,790,036
5.34%, 01/23/35, (1-day SOFR + 1.620%)(d)	4,320	4,382,097
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)(d)	6,570	6,689,676
5.40%, 01/06/42	1,865	1,888,627
5.50%, 01/24/36(d)	4,055	4,160,583
5.50%, 10/15/40	2,030	2,075,251
5.53%, 11/29/45, (1-day SOFR + 1.550%)(d)	2,720	2,732,111
5.57%, 04/22/28, (1-day SOFR + 0.930%)(d)	3,570	3,637,107
5.58%, 04/22/30, (1-day SOFR +1.160%)(d)	4,040	4,159,752
5.60%, 07/15/41	2,551	2,630,045
5.63%, 08/16/43(a)	1,776	1,803,692
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(d)	5,325	5,510,943
5.77%, 04/22/35, (1-day SOFR + 1.490%)(d)	4,295	4,487,851
6.07%, 10/22/27, (1-day SOFR + 1.330%)(d)	3,500	3,583,780
6.09%, 10/23/29, (1-day SOFR + 1.570%)(d)	3,330	3,482,122
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)(d)	4,180	4,503,597
6.40%, 05/15/38	3,547	3,959,449
7.63%, 10/15/26(a)	1,107	1,163,160
8.00%, 04/29/27	1,629	1,748,620
8.75%, 09/01/30	807	956,038
JPMorgan Chase Bank NA, 5.11%, 12/08/26	4,125	4,178,898
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(b)(d)	1,180	1,179,340
5.80%, 01/19/29, (1-year CMT + 2.100%)(b)(d)	1,510	1,552,131
6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)(d)	1,460	1,559,700
KEB Hana Bank
1.25%, 12/16/26(b)	135	127,666
3.25%, 03/30/27(b)	475	464,107
3.50%, (5-year CMT + 2.409%)(b)(d)(e)	385	374,019
5.38%, 04/23/27(b)	120	122,329
5.38%, 04/23/29(b)	285	293,396
5.75%, 10/24/28(b)	285	296,122
KeyBank NA, 5.00%, 01/26/33	1,350	1,325,708
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KeyBank NA/Cleveland OH
3.40%, 05/20/26	$822	$809,173
3.90%, 04/13/29	820	786,649
4.90%, 08/08/32	1,225	1,188,197
5.85%, 11/15/27	1,329	1,366,832
6.95%, 02/01/28	560	590,070
KeyCorp
2.25%, 04/06/27(a)	1,168	1,109,708
2.55%, 10/01/29	985	889,077
4.10%, 04/30/28	877	860,483
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(d)	1,100	1,060,377
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(d)	1,495	1,594,649
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	1,203	1,189,267
Kookmin Bank
2.50%, 11/04/30(b)	310	272,985
4.63%, 04/21/28(b)	219	219,408
5.25%, 05/08/29(b)	350	358,614
5.38%, 05/08/27(b)	320	326,091
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(d)	890	858,489
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	2,226	1,625,425
3.57%, 11/07/28(d)	2,455	2,379,681
3.75%, 01/11/27(a)	1,980	1,950,460
3.75%, 03/18/28, (1-year CMT + 1.800%)(d)	1,707	1,675,150
4.34%, 01/09/48	1,874	1,505,151
4.38%, 03/22/28	2,416	2,389,158
4.55%, 08/16/28	1,965	1,955,099
4.65%, 03/24/26(a)	1,925	1,921,749
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(d)	1,590	1,567,552
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(d)	1,800	1,812,861
5.30%, 12/01/45(a)	850	798,208
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)(d)	2,065	2,091,796
5.59%, 11/26/35, (1-year CMT + 1.200%)(d)	1,005	1,019,811
5.68%, 01/05/35, (1-year CMT + 1.750%)(d)	2,345	2,392,026
5.72%, 06/05/30, (1-year CMT + 1.070%)(d)	1,830	1,884,202
5.87%, 03/06/29, (1-year CMT + 1.700%)(d)	1,575	1,623,347
5.99%, 08/07/27, (1-year CMT + 1.480%)(d)	1,825	1,856,789
7.95%, 11/15/33, (1-year CMT + 3.750%)(d)	2,110	2,417,826
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(d)	653	651,439
4.83%, 01/16/29(a)(d)	325	325,539
5.05%, 01/27/34, (1-day SOFR + 1.850%)(d)	1,585	1,551,417
5.39%, 01/16/36(d)	390	387,430
6.08%, 03/13/32, (1-day SOFR + 2.260%)(d)	1,710	1,785,811
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(d)	725	784,694
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)(d)	1,665	1,463,164
3.62%, 06/03/30(b)	1,430	1,327,997
5.21%, 06/15/26(b)	985	995,544
5.27%, 07/02/27(b)	1,025	1,047,151
5.39%, 12/07/26(a)(b)	1,465	1,491,508
6.80%, 01/18/33(a)(b)	1,455	1,569,388
Security	Par (000)	Value
Banks (continued)
Macquarie Group Ltd.
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)(d)	$1,275	$1,217,473
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)(d)	850	802,682
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)(d)	1,520	1,328,574
2.87%, 01/14/33, (1-day SOFR + 1.532%)(b)(d)	2,094	1,814,755
3.76%, 11/28/28(a)(b)(d)	1,121	1,091,161
4.10%, 06/21/28, (1-day SOFR + 2.125%)(b)(d)	920	907,292
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)(d)	1,015	970,998
4.65%, 03/27/29(a)(b)(d)	760	757,589
5.03%, 01/15/30(a)(b)(d)	1,163	1,170,862
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(d)	555	568,819
5.89%, 06/15/34, (1-day SOFR + 2.380%)(b)(d)	1,120	1,172,764
6.26%, 12/07/34, (1-day SOFR + 2.303%)(a)(b)(d)	1,730	1,857,080
Manufacturers & Traders Trust Co.
3.40%, 08/17/27(a)	886	858,083
4.70%, 01/27/28	1,805	1,811,742
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(d)	2,855	2,740,386
1.64%, 10/13/27, (1-year CMT + 0.670%)(d)	1,905	1,817,863
2.05%, 07/17/30	2,235	1,946,872
2.31%, 07/20/32, (1-year CMT + 0.950%)(d)	2,020	1,730,958
2.34%, 01/19/28, (1-year CMT + 0.830%)(d)	2,115	2,030,281
2.49%, 10/13/32, (1-year CMT + 0.970%)(d)	1,226	1,056,322
2.56%, 02/25/30(a)	1,679	1,515,210
2.76%, 09/13/26(a)	1,475	1,439,082
2.85%, 01/19/33, (1-year CMT + 1.100%)(d)	1,649	1,444,286
3.20%, 07/18/29	2,531	2,382,680
3.29%, 07/25/27	616	601,262
3.68%, 02/22/27(a)	1,524	1,503,384
3.74%, 03/07/29	2,196	2,135,195
3.75%, 07/18/39(a)	2,333	2,017,319
3.96%, 03/02/28	1,758	1,734,156
4.05%, 09/11/28(a)	1,352	1,333,628
4.08%, 04/19/28, (1-year CMT + 1.300%)(d)	1,510	1,493,519
4.15%, 03/07/39(a)	873	809,741
4.29%, 07/26/38(a)	751	704,744
4.32%, 04/19/33, (1-year CMT + 1.550%)(d)	1,055	1,012,073
5.02%, 07/20/28, (1-year CMT + 1.950%)(d)	2,190	2,208,578
5.13%, 07/20/33, (1-year CMT + 2.125%)(d)	2,305	2,326,297
5.20%, 01/16/31(a)(d)	1,060	1,077,027
5.24%, 04/19/29, (1-year CMT + 1.700%)(d)	950	966,939
5.26%, 04/17/30, (1-year CMT + 0.820%)(d)	1,380	1,407,091
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)(d)	1,645	1,676,820
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(d)	1,525	1,570,141
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)(d)	1,520	1,554,076
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(d)	2,270	2,304,881
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(d)	1,695	1,745,654

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.47%, 09/13/33, (1-year CMT + 2.125%)(d)	$1,011	$1,038,165
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)(d)	770	792,675
5.57%, 01/16/36(d)	1,600	1,640,754
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(d)	2,114	2,030,183
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)(d)	1,568	1,505,217
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(d)	1,420	1,219,795
2.17%, 05/22/32, (1-year CMT + 0.870%)(d)	868	741,173
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(d)	1,672	1,460,561
2.26%, 07/09/32, (1-year CMT + 0.900%)(d)	646	551,443
2.56%, 09/13/31(a)	1,075	923,613
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(d)	985	881,912
2.84%, 09/13/26(a)	1,414	1,381,516
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(d)	845	778,895
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(d)	1,244	1,163,299
3.17%, 09/11/27	1,275	1,234,727
3.26%, 05/22/30, (1-year CMT + 1.250%)(d)	1,285	1,211,773
3.48%, 04/12/26(b)	2,195	2,171,635
3.66%, 02/28/27(a)	851	837,939
4.02%, 03/05/28	1,475	1,453,091
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(d)	1,540	1,517,658
5.10%, 05/13/31(d)	400	404,616
5.38%, 05/26/30, (1-year CMT + 1.120%)(d)	805	821,660
5.38%, 07/10/30, (1-year CMT + 1.080%)(d)	880	898,714
5.41%, 09/13/28, (1-year CMT + 2.050%)(d)	1,460	1,489,712
5.42%, 05/13/36(d)	400	406,079
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(d)	1,380	1,422,161
5.59%, 07/10/35, (1-year CMT + 1.300%)(d)	790	812,777
5.67%, 05/27/29, (1-year CMT + 1.500%)(d)	1,285	1,321,562
5.67%, 09/13/33, (1-year CMT + 2.400%)(d)	1,182	1,227,048
5.74%, 05/27/31, (1-year CMT + 1.650%)(d)	1,220	1,268,893
5.75%, 05/27/34, (1-year CMT + 1.800%)(d)	1,300	1,353,136
5.75%, 07/06/34, (1-year CMT + 1.900%)(d)	1,555	1,616,778
5.78%, 07/06/29, (1-year CMT + 1.650%)(d)	2,005	2,069,387
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(d)	4,230	4,055,036
1.59%, 05/04/27, (1-day SOFR + 0.879%)(d)	5,125	4,948,320
1.79%, 02/13/32, (1-day SOFR + 1.034%)(d)	4,239	3,550,941
1.93%, 04/28/32, (1-day SOFR + 1.020%)(d)	3,809	3,198,943
2.24%, 07/21/32, (1-day SOFR + 1.178%)(d)	5,174	4,403,817
2.48%, 01/21/28, (1-day SOFR + 1.000%)(d)	3,455	3,322,118
2.48%, 09/16/36, (1-day SOFR + 1.360%)(d)	4,390	3,651,374
2.51%, 10/20/32, (1-day SOFR + 1.200%)(d)	3,830	3,294,615
2.70%, 01/22/31, (1-day SOFR + 1.143%)(d)	5,356	4,848,053
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(d)	2,993	1,903,942
2.94%, 01/21/33, (1-day SOFR + 1.290%)(d)	3,815	3,347,834
3.13%, 07/27/26	4,224	4,147,748
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	2,964	2,257,361
3.59%, 07/22/28(d)	4,977	4,841,110
3.62%, 04/01/31, (1-day SOFR + 3.120%)(d)	4,685	4,423,983
3.63%, 01/20/27(a)	4,256	4,200,706
Security	Par (000)	Value
Banks (continued)
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(d)	$4,522	$4,413,902
3.95%, 04/23/27	2,900	2,864,536
3.97%, 07/22/38(d)	3,071	2,679,400
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)(d)	3,463	3,430,387
4.30%, 01/27/45	3,658	3,136,296
4.35%, 09/08/26(a)	3,343	3,331,504
4.38%, 01/22/47	3,292	2,827,943
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(d)	4,360	4,303,582
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(d)	1,697	1,576,252
4.65%, 10/18/30, (1-day SOFR + 1.100%)(d)	4,520	4,477,346
4.89%, 07/20/33, (1-day SOFR + 2.076%)(d)	3,040	3,004,936
5.04%, 07/19/30, (1-day SOFR + 1.215%)(d)	2,830	2,852,628
5.12%, 02/01/29, (1-day SOFR + 1.730%)(d)	3,990	4,041,490
5.16%, 04/20/29, (1-day SOFR + 1.590%)(d)	3,855	3,903,836
5.17%, 01/16/30, (1-day SOFR + 1.450%)(d)	3,287	3,331,495
5.23%, 01/15/31(d)	3,600	3,655,515
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	4,745	4,773,810
5.30%, 04/20/37, (1-day SOFR + 2.620%)(d)	2,985	2,955,256
5.32%, 07/19/35, (1-day SOFR + 1.555%)(d)	4,715	4,733,225
5.42%, 07/21/34, (1-day SOFR + 1.880%)(d)	3,515	3,576,127
5.45%, 07/20/29, (1-day SOFR + 1.630%)(d)	2,625	2,686,190
5.47%, 01/18/35, (1-day SOFR + 1.730%)(d)	3,710	3,770,517
5.52%, 11/19/55, (1-day SOFR + 1.710%)(d)	3,515	3,509,951
5.59%, 01/18/36(d)	4,125	4,227,763
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(d)	2,905	2,937,804
5.65%, 04/13/28, (1-day SOFR +1.010%)(d)	2,600	2,652,113
5.66%, 04/18/30, (1-day SOFR + 1.260%)(d)	3,305	3,404,090
5.83%, 04/19/35, (1-day SOFR + 1.580%)(d)	4,225	4,402,993
5.94%, 02/07/39, (5-year CMT + 1.800%)(d)	2,220	2,263,606
5.95%, 01/19/38, (5-year CMT + 2.430%)(d)	2,990	3,060,039
6.25%, 08/09/26	1,260	1,290,892
6.30%, 10/18/28, (1-day SOFR + 2.240%)(d)	3,620	3,762,626
6.34%, 10/18/33, (1-day SOFR + 2.560%)(d)	4,295	4,628,343
6.38%, 07/24/42	2,853	3,159,830
6.41%, 11/01/29, (1-day SOFR + 1.830%)(d)	2,725	2,875,168
6.63%, 11/01/34, (1-day SOFR + 2.050%)(d)	2,995	3,284,475
7.25%, 04/01/32	1,653	1,891,032
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(d)	3,355	3,347,535
4.75%, 04/21/26	1,995	2,002,266
4.95%, 01/14/28, (1-day SOFR + 1.080%)(d)	2,200	2,213,950
4.97%, 07/14/28, (1-day SOFR +0.930%)(d)	1,770	1,784,510
5.02%, 01/12/29(d)	3,750	3,785,198
5.50%, 05/26/28, (1-day SOFR +0.865%)(d)	2,797	2,845,711
5.88%, 10/30/26	3,090	3,160,938
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	300	279,725
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	1,835	1,757,127
2.33%, 08/21/30(a)(b)	2,435	2,119,866
2.65%, 01/14/41(a)(b)	1,650	1,147,591
2.99%, 05/21/31(b)	1,472	1,301,551
3.35%, 01/12/37, (5-year CMT + 1.7000%)(a)(b)(d)	1,917	1,690,089
3.50%, 01/10/27(b)	1,095	1,080,236
3.93%, 08/02/34, (5-year CMT + 1.880%)(b)(d)	2,321	2,206,031
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 01/10/34(a)(b)	$995	$1,009,662
5.18%, 06/11/34(a)(b)	1,380	1,422,834
5.90%, 01/14/36(a)(b)(d)	1,775	1,809,281
6.43%, 01/12/33(b)	2,425	2,578,407
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,708	1,668,242
3.91%, 06/09/27	975	967,195
4.50%, 10/26/27	1,195	1,200,592
4.79%, 01/10/29	1,125	1,139,818
4.90%, 06/13/28(a)	2,040	2,073,587
4.90%, 01/14/30	1,130	1,152,166
4.94%, 01/12/28	1,620	1,646,396
5.09%, 06/11/27	985	1,000,495
National Bank of Canada
4.50%, 10/10/29	775	765,136
4.95%, 02/01/28(d)	1,000	1,005,481
5.60%, 07/02/27, (1-day SOFR + 1.036%)(d)	535	541,817
5.60%, 12/18/28	1,335	1,378,425
National Securities Clearing Corp.
4.90%, 06/26/29(b)	815	826,826
5.00%, 05/30/28(b)	1,060	1,076,026
5.10%, 11/21/27(b)	1,350	1,373,515
5.15%, 06/26/26(b)	640	647,715
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(d)	2,170	2,089,090
3.03%, 11/28/35, (5-year CMT + 2.350%)(d)	1,445	1,280,907
3.07%, 05/22/28, (1-year CMT + 2.550%)(d)	1,527	1,474,508
4.45%, 05/08/30(d)	1,920	1,886,005
4.80%, 04/05/26	1,738	1,743,385
4.89%, 05/18/29(a)(d)	2,643	2,647,700
4.96%, 08/15/30, (1-year CMT + 1.220%)(d)	1,860	1,861,736
5.08%, 01/27/30(a)(d)	2,706	2,724,683
5.52%, 09/30/28, (1-year CMT + 2.270%)(d)	660	672,190
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)(d)	1,005	1,021,788
5.78%, 03/01/35, (1-year CMT + 1.500%)(d)	2,535	2,606,250
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(d)	1,890	1,948,939
5.85%, 03/02/27, (1-year CMT + 1.350%)(d)	1,095	1,108,342
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)(d)	1,330	1,391,300
6.48%, 06/01/34, (5-year CMT + 2.200%)(d)	1,255	1,308,219
NatWest Markets PLC
1.60%, 09/29/26(b)	1,485	1,419,351
5.41%, 05/17/29(a)(b)	1,235	1,266,402
5.42%, 05/17/27(b)	1,330	1,354,651
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(b)(d)	285	270,479
5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(d)	125	126,687
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(b)(d)(e)	240	230,355
NongHyup Bank
1.25%, 07/28/26(b)	75	71,659
4.25%, 07/06/27(b)	50	49,767
Nordea Bank Abp
1.50%, 09/30/26(a)(b)	2,140	2,044,073
4.38%, 09/10/29(a)(b)	1,155	1,145,617
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(b)(d)	592	581,439
Security	Par (000)	Value
Banks (continued)
5.00%, 03/19/27(a)(b)	$730	$738,730
5.38%, 09/22/27(b)	1,530	1,559,237
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,470	1,393,973
2.08%, 09/22/31(a)(b)	1,505	1,262,248
4.87%, 09/14/27(a)(b)	1,155	1,157,219
5.07%, 09/14/32(a)(b)	462	457,661
5.09%, 10/16/29(b)	425	428,553
5.43%, 03/09/28(a)(b)	1,356	1,377,718
Northern Trust Corp.
1.95%, 05/01/30	1,481	1,305,131
3.15%, 05/03/29	854	813,580
3.38%, 05/08/32(a)(d)	688	665,094
3.65%, 08/03/28	699	682,947
4.00%, 05/10/27(a)	1,669	1,660,222
6.13%, 11/02/32(a)	1,300	1,400,573
PNC Bank NA
2.70%, 10/22/29	1,340	1,225,057
3.10%, 10/25/27	1,631	1,578,029
3.25%, 01/22/28	1,215	1,175,665
4.05%, 07/26/28	2,200	2,156,216
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	997	952,403
2.31%, 04/23/32, (1-day SOFR + 0.979%)(d)	1,725	1,484,274
2.55%, 01/22/30	3,159	2,860,666
2.60%, 07/23/26(a)	1,413	1,377,754
3.15%, 05/19/27(a)	1,254	1,218,963
3.45%, 04/23/29	2,490	2,385,623
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(d)	1,224	1,173,571
4.81%, 10/21/32, (1-day SOFR + 1.259%)(d)	1,885	1,869,251
5.07%, 01/24/34, (1-day SOFR + 1.933%)(d)	2,415	2,403,267
5.10%, 07/23/27, (1-day SOFR + 0.796%)(d)	1,440	1,450,256
5.22%, 01/29/31(a)(d)	1,530	1,557,042
5.30%, 01/21/28, (1-day SOFR + 1.342%)(d)	1,265	1,282,331
5.35%, 12/02/28, (1-day SOFR + 1.620%)(d)	1,500	1,528,488
5.40%, 07/23/35, (1-day SOFR + 1.599%)(d)	1,630	1,647,081
5.49%, 05/14/30, (1-day SOFR + 1.198%)(d)	2,560	2,628,509
5.58%, 06/12/29, (1-day SOFR + 1.841%)(d)	2,436	2,503,317
5.58%, 01/29/36(d)	2,531	2,592,138
5.68%, 01/22/35, (1-day SOFR + 1.902%)(d)	2,360	2,433,894
5.94%, 08/18/34, (1-day SOFR + 1.946%)(d)	1,275	1,337,649
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(d)	2,600	2,743,250
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(d)	1,785	1,842,387
6.88%, 10/20/34, (1-day SOFR + 2.284%)(d)	2,765	3,071,451
Regions Bank/Birmingham AL, 6.45%, 06/26/37	930	981,100
Regions Financial Corp.
1.80%, 08/12/28	968	879,710
5.50%, 09/06/35, (1-day SOFR +2.060%)(d)	520	518,631
5.72%, 06/06/30, (1-day SOFR +1.490%)(d)	935	959,525
7.38%, 12/10/37	509	581,310
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(c)	50	52,998
Royal Bank of Canada
1.15%, 07/14/26	1,477	1,417,774
1.20%, 04/27/26	2,257	2,178,474
1.40%, 11/02/26(a)	1,420	1,352,731
2.05%, 01/21/27(a)	895	858,655
2.30%, 11/03/31	2,710	2,332,813

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.63%, 05/04/27	$1,966	$1,932,148
3.88%, 05/04/32	1,483	1,393,212
4.24%, 08/03/27	1,582	1,576,243
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(d)	1,125	1,124,344
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(d)	970	967,208
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(d)	2,870	2,854,205
4.88%, 01/19/27	1,855	1,870,985
4.90%, 01/12/28	1,359	1,374,039
4.95%, 02/01/29	1,630	1,651,495
4.97%, 01/24/29(d)	2,050	2,069,553
4.97%, 08/02/30, (1-day SOFR + 1.000%)(d)	2,015	2,025,730
5.00%, 02/01/33	2,550	2,563,636
5.00%, 05/02/33	1,300	1,306,001
5.07%, 07/23/27, (1-day SOFR + 0.790%)(d)	1,850	1,864,014
5.15%, 02/04/31(d)	2,710	2,748,637
5.15%, 02/01/34	1,815	1,833,167
5.20%, 07/20/26	1,425	1,441,676
5.20%, 08/01/28	1,675	1,711,116
6.00%, 11/01/27	2,015	2,090,779
6.35%, 11/24/84, (5-year CMT + 2.257%)(a)(d)	1,000	962,825
7.50%, 05/02/84, (5-year CMT + 2.887%)(d)	1,000	1,035,348
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(d)	1,470	1,406,763
3.24%, 10/05/26	1,435	1,401,842
4.40%, 07/13/27(a)	1,602	1,589,700
5.35%, 09/06/30, (1-day SOFR + 1.940%)(d)	1,230	1,237,039
6.12%, 05/31/27, (1-day SOFR + 1.232%)(d)	455	462,109
6.17%, 01/09/30, (1-day SOFR + 2.500%)(d)	1,165	1,205,717
6.34%, 05/31/35, (1-day SOFR + 2.138%)(d)	1,045	1,086,382
6.50%, 03/09/29, (1-day SOFR + 2.356%)(d)	1,540	1,603,381
6.57%, 06/12/29, (1-day SOFR + 2.700%)(d)	824	861,409
7.66%, 11/09/31, (1-day SOFR + 3.280%)(d)	1,055	1,175,879
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(d)	1,455	1,397,621
2.47%, 01/11/28, (1-day SOFR + 1.220%)(d)	1,510	1,443,693
2.90%, 03/15/32, (1-day SOFR + 1.475%)(d)	1,060	933,153
3.82%, 11/03/28(d)	1,635	1,589,707
5.63%, 09/15/45(b)	105	92,645
5.69%, 04/15/31(d)	2,115	2,162,654
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)(d)	1,849	1,926,208
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	255	242,696
3.75%, 09/20/27(b)	395	385,761
4.00%, 04/23/29(b)	632	609,384
4.38%, 04/13/32(a)(b)	835	796,676
4.50%, 04/12/28(b)	295	294,680
5.75%, 04/15/34(b)	145	149,845
Shinhan Financial Group Co. Ltd.
2.88%, (5-year CMT + 2.064%)(b)(d)(e)	426	412,929
5.00%, 07/24/28(b)	185	187,317
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)	1,045	997,105
5.13%, 03/05/27(b)	1,260	1,277,801
5.38%, 03/05/29(b)	965	988,498
Security	Par (000)	Value
Banks (continued)
Societe Generale SA
1.79%, 06/09/27, (1-year CMT + 1.000%)(b)(d)	$1,749	$1,681,840
2.80%, 01/19/28, (1-year CMT + 1.300%)(b)(d)	2,140	2,056,917
2.89%, 06/09/32, (1-year CMT + 1.300%)(b)(d)	1,835	1,586,900
3.00%, 01/22/30(a)(b)	1,403	1,279,421
3.34%, 01/21/33, (1-year CMT + 1.600%)(a)(b)(d)	1,475	1,287,676
3.63%, 03/01/41(a)(b)	1,590	1,128,182
3.65%, 07/08/35, (5-year CMT + 3.000%)(a)(b)(d)	876	781,953
4.00%, 01/12/27(a)(b)	1,360	1,340,121
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(b)(d)	1,155	853,375
4.25%, 08/19/26(b)	1,442	1,423,715
4.68%, 06/15/27(b)	530	530,875
4.75%, 09/14/28(a)(b)	776	771,570
5.25%, 02/19/27(b)	175	176,079
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)(d)	1,365	1,378,045
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(d)	1,745	1,772,568
5.63%, 11/24/45(a)(b)	435	390,833
6.07%, 01/19/35, (1-year CMT + 2.100%)(b)(d)	1,825	1,870,115
6.10%, 04/13/33(b)(d)	1,125	1,155,709
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(d)	1,782	1,822,507
6.45%, 01/10/29, (1-year CMT + 2.550%)(b)(d)	1,975	2,049,903
6.69%, 01/10/34, (1-year CMT + 2.950%)(b)(d)	2,185	2,320,326
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(b)(d)	1,705	1,750,550
7.37%, 01/10/53(a)(b)	1,440	1,513,193
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,020	1,164,226
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.180%)(b)(d)	1,925	1,849,520
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(d)	1,605	1,386,868
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(d)	2,176	1,933,826
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(d)	1,200	1,060,113
4.05%, 04/12/26(b)	1,562	1,553,179
4.30%, 02/19/27(a)(b)	1,905	1,884,831
4.31%, 05/21/30(a)(b)(d)	880	855,999
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)(d)	2,405	2,366,625
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(a)(b)(d)	915	903,833
5.01%, 10/15/30, (1-year CMT + 1.150%)(a)(b)(d)	1,740	1,739,945
5.30%, 01/09/43(a)(b)	1,073	1,016,514
5.55%, 01/21/29(b)(d)	990	1,007,536
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(b)(d)	1,515	1,542,368
5.70%, 03/26/44(b)	2,046	2,025,225
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(d)	$2,580	$2,655,819
6.10%, 01/11/35, (1-year CMT + 2.100%)(b)(d)	2,015	2,110,450
6.19%, 07/06/27, (1-year CMT + 1.850%)(b)(d)	1,500	1,529,210
6.23%, 01/21/36(b)(d)	1,520	1,588,891
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(d)	2,085	2,163,697
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(d)	1,500	1,594,410
6.75%, 02/08/28, (1-year CMT + 1.850%)(b)(d)	15	15,544
7.02%, 02/08/30, (1-year CMT + 2.200%)(b)(d)	1,300	1,392,887
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(d)	1,655	1,776,382
State Street Bank & Trust Co.
4.59%, 11/25/26(a)	750	754,391
4.78%, 11/23/29	815	823,510
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(d)	883	843,174
2.20%, 02/07/28, (1-day SOFR + 0.730%)(d)	1,045	1,000,729
2.20%, 03/03/31	1,547	1,346,345
2.40%, 01/24/30(a)	1,622	1,477,582
2.62%, 02/07/33, (1-day SOFR + 1.002%)(d)	463	402,694
2.65%, 05/19/26(a)	1,020	1,002,042
3.03%, 11/01/34, (1-day SOFR + 1.490%)(d)	870	797,836
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)(d)	600	559,031
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(d)	786	776,100
4.16%, 08/04/33, (1-day SOFR + 1.726%)(d)	1,280	1,218,046
4.33%, 10/22/27	1,390	1,389,814
4.42%, 05/13/33, (1-day SOFR + 1.605%)(d)	985	954,444
4.53%, 02/20/29, (1-day SOFR + 1.018%)(d)	1,625	1,625,192
4.54%, 02/28/28	875	877,923
4.68%, 10/22/32, (1-day SOFR + 1.050%)(d)	1,335	1,318,437
4.73%, 02/28/30	875	878,456
4.82%, 01/26/34, (1-day SOFR + 1.567%)(d)	1,295	1,281,548
4.99%, 03/18/27	1,430	1,447,074
5.15%, 02/28/36(d)	875	878,308
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(d)	925	933,724
5.27%, 08/03/26(a)	1,660	1,680,286
5.68%, 11/21/29, (1-day SOFR + 1.484%)(d)	1,280	1,329,021
5.82%, 11/04/28, (1-day SOFR + 1.715%)(d)	770	797,406
6.12%, 11/21/34, (1-day SOFR + 1.958%)(d)	860	912,751
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	2,860	2,730,497
1.71%, 01/12/31(a)	825	692,658
1.90%, 09/17/28	3,030	2,763,677
2.13%, 07/08/30(a)	2,260	1,976,021
2.14%, 09/23/30	1,274	1,107,231
2.17%, 01/14/27(a)	995	954,312
2.22%, 09/17/31(a)	1,488	1,270,374
2.30%, 01/12/41	775	530,768
2.47%, 01/14/29	1,092	1,010,768
2.63%, 07/14/26	2,966	2,894,495
2.72%, 09/27/29	900	828,053
2.75%, 01/15/30	1,865	1,702,706
Security	Par (000)	Value
Banks (continued)
2.93%, 09/17/41	$665	$492,963
3.01%, 10/19/26	1,382	1,350,964
3.04%, 07/16/29	3,700	3,450,514
3.05%, 01/14/42	480	363,597
3.20%, 09/17/29	791	743,734
3.35%, 10/18/27(a)	1,130	1,099,068
3.36%, 07/12/27	2,033	1,986,274
3.45%, 01/11/27(a)	1,794	1,762,761
3.54%, 01/17/28	1,291	1,259,041
3.94%, 07/19/28(a)	939	922,978
4.31%, 10/16/28	854	849,253
5.24%, 04/15/30	715	729,295
5.32%, 07/09/29	1,105	1,127,770
5.42%, 07/09/31	1,200	1,233,282
5.45%, 01/15/32(a)	600	616,023
5.52%, 01/13/28(a)	2,365	2,427,051
5.56%, 07/09/34	2,625	2,708,572
5.63%, 01/15/35	1,570	1,622,455
5.71%, 01/13/30	1,915	1,995,332
5.72%, 09/14/28	1,455	1,506,402
5.77%, 01/13/33(a)	2,535	2,657,497
5.78%, 07/13/33	1,205	1,265,126
5.80%, 07/13/28	1,250	1,298,518
5.81%, 09/14/33(a)	1,335	1,415,460
5.84%, 07/09/44	1,185	1,234,041
5.85%, 07/13/30	1,150	1,205,507
5.88%, 07/13/26	785	799,689
6.18%, 07/13/43(a)	1,545	1,696,024
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(a)(b)	1,073	1,024,237
1.55%, 03/25/26(b)	1,500	1,455,188
2.80%, 03/10/27(a)(b)	1,055	1,020,922
4.45%, 09/10/27(a)(b)	840	839,641
4.50%, 09/10/29(a)(b)	1,065	1,058,360
4.85%, 09/10/34(a)(b)	855	842,507
4.95%, 09/15/27(b)	510	515,142
5.20%, 03/07/27(b)	990	1,003,362
5.20%, 03/07/29(b)	630	642,063
5.35%, 03/07/34(b)	740	759,985
5.50%, 03/09/28(b)	1,075	1,100,712
5.55%, 09/14/28(a)(b)	900	925,621
5.65%, 09/14/26(b)	610	620,564
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(b)(d)	1,675	1,608,876
3.95%, 06/10/27(a)(b)	1,040	1,031,441
5.13%, 05/28/27(b)	864	878,505
5.25%, 06/15/26(b)	415	419,677
5.50%, 06/15/28(a)(b)	1,140	1,170,024
Swedbank AB
1.54%, 11/16/26(b)	1,540	1,467,945
5.00%, 11/20/29(a)(b)	1,000	1,013,763
5.34%, 09/20/27(a)(b)	1,735	1,762,505
5.41%, 03/14/29(a)(b)	690	704,495
5.47%, 06/15/26(a)(b)	1,150	1,165,054
6.14%, 09/12/26(a)(b)	825	843,687
Synchrony Bank, 5.63%, 08/23/27	1,364	1,382,862
Synovus Bank, 5.63%, 02/15/28(a)	670	676,991
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(d)	85	86,767

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
1.20%, 06/03/26	$1,975	$1,898,778
1.25%, 09/10/26	2,140	2,040,638
1.95%, 01/12/27	1,210	1,155,232
2.00%, 09/10/31(a)	1,575	1,342,800
2.45%, 01/12/32	1,060	906,235
2.80%, 03/10/27	1,940	1,876,840
3.20%, 03/10/32	2,276	2,038,612
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(d)	2,217	2,166,465
4.11%, 06/08/27	2,513	2,491,875
4.46%, 06/08/32	2,955	2,857,495
4.57%, 12/17/26	1,420	1,421,969
4.69%, 09/15/27	2,460	2,479,149
4.78%, 12/17/29(a)	1,530	1,532,655
4.86%, 01/31/28	1,050	1,058,703
4.98%, 04/05/27	1,555	1,569,598
4.99%, 04/05/29	1,690	1,707,915
5.15%, 09/10/34, (5-year CMT + 1.500%)(d)	1,130	1,117,425
5.16%, 01/10/28	1,965	1,997,887
5.26%, 12/11/26	1,075	1,089,960
5.30%, 01/30/32(a)	1,050	1,068,983
5.52%, 07/17/28	2,265	2,328,096
5.53%, 07/17/26	2,680	2,718,384
7.25%, 07/31/84, (5-year CMT + 2.977%)(a)(d)	1,000	1,010,795
8.13%, 10/31/82, (5-year CMT + 4.075%)(d)	1,333	1,387,496
Truist Bank
2.25%, 03/11/30	2,043	1,800,212
3.30%, 05/15/26	1,199	1,181,352
3.80%, 10/30/26(a)	1,480	1,462,836
Truist Financial Corp.
1.13%, 08/03/27	1,250	1,154,635
1.27%, 03/02/27, (1-day SOFR + 0.609%)(d)	1,913	1,851,104
1.89%, 06/07/29, (1-day SOFR + 0.862%)(d)	1,866	1,704,072
1.95%, 06/05/30(a)	1,400	1,217,925
3.88%, 03/19/29(a)	776	749,867
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)(d)	1,405	1,392,548
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)(d)	2,180	2,191,138
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)(d)	1,630	1,573,607
5.12%, 01/26/34, (1-day SOFR + 1.852%)(d)	2,130	2,108,051
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)(d)	1,505	1,513,234
5.44%, 01/24/30, (1-day SOFR + 1.620%)(d)	1,880	1,917,233
5.71%, 01/24/35, (1-day SOFR + 1.922%)(d)	2,655	2,730,585
5.87%, 06/08/34, (1-day SOFR + 2.361%)(d)	2,330	2,419,703
6.05%, 06/08/27, (1-day SOFR + 2.050%)(d)	1,785	1,816,109
6.12%, 10/28/33, (1-day SOFR + 2.300%)(d)	1,350	1,431,269
7.16%, 10/30/29, (1-day SOFR + 2.446%)(d)	2,270	2,444,775
U.S. Bancorp
1.38%, 07/22/30	1,919	1,616,926
2.22%, 01/27/28, (1-day SOFR + 0.730%)(d)	1,925	1,841,864
2.49%, 11/03/36, (5-year CMT + 0.950%)(d)	2,085	1,731,609
2.68%, 01/27/33, (1-day SOFR + 1.020%)(d)	1,482	1,277,833
3.00%, 07/30/29	1,722	1,602,281
3.10%, 04/27/26	1,386	1,364,813
3.90%, 04/26/28	1,663	1,633,492
4.55%, 07/22/28, (1-day SOFR + 1.660%)(d)	2,669	2,664,603
Security	Par (000)	Value
Banks (continued)
4.65%, 02/01/29, (1-day SOFR + 1.230%)(d)	$2,355	$2,353,696
4.84%, 02/01/34, (1-day SOFR + 1.600%)(d)	3,185	3,103,637
4.97%, 07/22/33, (1-day SOFR + 2.110%)(d)	2,060	2,012,857
5.05%, 02/12/31(d)	1,000	1,007,354
5.10%, 07/23/30, (1-day SOFR + 1.250%)(d)	1,855	1,875,355
5.38%, 01/23/30, (1-day SOFR + 1.560%)(d)	2,085	2,128,246
5.42%, 02/12/36(a)(d)	1,000	1,012,017
5.68%, 01/23/35, (1-day SOFR + 1.860%)(d)	2,505	2,574,472
5.78%, 06/12/29, (1-day SOFR + 2.020%)(d)	1,705	1,758,710
5.84%, 06/12/34, (1-day SOFR + 2.260%)(d)	2,265	2,353,208
5.85%, 10/21/33, (1-day SOFR + 2.090%)(d)	2,365	2,463,839
6.79%, 10/26/27, (1-day SOFR + 1.880%)(d)	1,120	1,158,869
Series V, 2.38%, 07/22/26	1,979	1,926,649
Series X, 3.15%, 04/27/27	2,023	1,971,788
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(d)	320	319,610
UBS AG/London
1.25%, 06/01/26	1,375	1,323,169
4.50%, 06/26/48	1,720	1,504,548
5.65%, 09/11/28	2,120	2,194,587
UBS AG/Stamford CT
1.25%, 08/07/26	2,340	2,239,956
4.86%, 01/10/28(d)	535	537,316
5.00%, 07/09/27	1,795	1,815,403
7.50%, 02/15/28	3,530	3,815,106
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.850%)(b)(d)	2,980	2,849,074
2.10%, 02/11/32, (1-year CMT + 1.000%)(b)(d)	2,762	2,353,105
2.75%, 02/11/33, (1-year CMT + 1.100%)(a)(b)(d)	2,810	2,413,928
3.09%, 05/14/32, (1-day SOFR + 1.730%)(b)(d)	4,973	4,444,378
3.13%, 08/13/30(b)(d)	2,220	2,064,400
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(b)(d)	2,400	1,801,752
3.87%, 01/12/29(b)(d)	3,527	3,448,816
4.13%, 04/15/26(b)	2,795	2,783,594
4.19%, 04/01/31, (1-day SOFR + 3.730%)(a)(b)(d)	4,576	4,411,787
4.25%, 03/23/28(a)(b)	3,005	2,970,299
4.28%, 01/09/28(b)	3,447	3,416,118
4.55%, 04/17/26	2,820	2,821,797
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)(d)	2,175	2,176,064
4.75%, 05/12/28, (1-year CMT + 1.750%)(b)(d)	1,815	1,815,036
4.88%, 05/15/45	2,948	2,693,468
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)(d)	2,260	2,240,646
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(a)(b)(d)	1,280	1,251,066
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(b)(d)	2,490	2,538,698
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(b)(d)	2,350	2,418,308
5.70%, 02/08/35, (1-year CMT + 1.770%)(b)(d)	3,210	3,312,517
5.96%, 01/12/34, (1-year CMT + 2.200%)(a)(b)(d)	3,310	3,461,103
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.25%, 09/22/29, (1-year CMT + 1.800%)(b)(d)	$2,265	$2,372,890
6.30%, 09/22/34, (1-year CMT + 2.000%)(b)(d)	2,640	2,835,163
6.33%, 12/22/27, (1-year CMT + 1.600%)(b)(d)	1,870	1,923,748
6.44%, 08/11/28, (1-day SOFR + 3.700%)(b)(d)	2,585	2,683,036
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)(d)	4,250	4,584,075
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(d)	2,980	3,676,965
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(b)(d)	1,315	1,269,556
3.13%, 06/03/32, (1-year CMT + 1.550%)(b)(d)	1,362	1,215,129
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	95	91,826
2.00%, 10/14/31, (5-year CMT + 1.230%)(b)(d)	600	575,661
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)(d)	1,792	1,755,067
Wachovia Corp.
5.50%, 08/01/35	1,270	1,296,521
7.50%, 04/15/35(a)	781	916,258
7.57%, 08/01/26(c)	820	852,927
Webster Financial Corp., 4.10%, 03/25/29(a)	463	445,854
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(d)	4,855	4,620,438
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(d)	4,746	4,269,377
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(d)	5,155	4,736,105
3.00%, 04/22/26	4,465	4,392,470
3.00%, 10/23/26	4,857	4,743,636
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	5,324	4,032,237
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(d)	3,505	3,444,560
3.35%, 03/02/33, (1-day SOFR + 1.500%)(d)	6,066	5,449,211
3.53%, 03/24/28, (1-day SOFR + 1.510%)(d)	5,670	5,544,373
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(d)	4,115	4,017,149
3.90%, 05/01/45	3,230	2,593,678
4.10%, 06/03/26	3,316	3,295,556
4.15%, 01/24/29	3,822	3,758,553
4.30%, 07/22/27	3,673	3,652,207
4.40%, 06/14/46(a)	3,046	2,539,851
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(d)	3,830	3,763,261
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)(d)	4,919	4,270,675
4.65%, 11/04/44	2,793	2,439,447
4.75%, 12/07/46	3,069	2,670,618
4.81%, 07/25/28, (1-day SOFR + 1.980%)(d)	4,505	4,514,127
4.90%, 07/25/33, (1-day SOFR + 2.100%)(d)	6,111	6,027,013
4.90%, 11/17/45	3,085	2,770,069
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	8,104	7,484,252
5.20%, 01/23/30, (1-day SOFR + 1.500%)(d)	3,900	3,955,207
5.21%, 12/03/35, (1-day SOFR + 1.380%)(d)	3,620	3,610,385
Security	Par (000)	Value
Banks (continued)
5.24%, 01/24/31(d)	$2,165	$2,200,463
5.38%, 02/07/35(a)	835	855,107
5.38%, 11/02/43	2,834	2,735,501
5.39%, 04/24/34, (1-day SOFR + 2.020%)(d)	5,350	5,413,005
5.50%, 01/23/35, (1-day SOFR + 1.780%)(d)	3,630	3,689,592
5.56%, 07/25/34, (1-day SOFR + 1.990%)(d)	6,175	6,299,909
5.57%, 07/25/29, (1-day SOFR + 1.740%)(d)	6,015	6,167,557
5.61%, 01/15/44	3,651	3,602,734
5.71%, 04/22/28, (1-day SOFR +1.070%)(d)	4,580	4,673,028
5.95%, 12/01/86	801	821,969
6.30%, 10/23/29, (1-day SOFR + 1.790%)(d)	4,140	4,354,144
6.49%, 10/23/34, (1-day SOFR + 2.060%)(d)	4,787	5,188,600
Series B, 7.95%, 11/15/29	490	552,309
Series W, 4.90%, 01/24/28(d)	3,140	3,155,838
Wells Fargo Bank NA
5.25%, 12/11/26	3,345	3,395,397
5.45%, 08/07/26	3,340	3,387,661
5.85%, 02/01/37	1,545	1,614,695
5.95%, 08/26/36	920	972,301
6.60%, 01/15/38(a)	2,000	2,222,201
Westpac Banking Corp.
1.15%, 06/03/26	1,737	1,672,265
1.95%, 11/20/28	1,782	1,635,822
2.15%, 06/03/31	1,218	1,060,012
2.65%, 01/16/30	1,110	1,023,228
2.67%, 11/15/35, (5-year CMT + 1.750%)(d)	2,119	1,846,664
2.70%, 08/19/26	1,611	1,576,118
2.85%, 05/13/26	2,078	2,043,584
2.96%, 11/16/40(a)	1,546	1,148,889
3.02%, 11/18/36, (5-year CMT + 1.530%)(d)	1,662	1,443,596
3.13%, 11/18/41	1,515	1,122,471
3.35%, 03/08/27(a)	1,684	1,654,730
3.40%, 01/25/28	1,464	1,427,639
4.04%, 08/26/27	985	981,894
4.11%, 07/24/34, (5-year CMT + 2.000%)(d)	1,807	1,734,104
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)(d)	2,108	2,090,972
4.42%, 07/24/39	1,423	1,300,084
4.60%, 10/20/26	985	990,665
5.05%, 04/16/29	1,095	1,121,495
5.20%, 04/16/26	1,265	1,278,004
5.41%, 08/10/33, (1-year CMT + 2.680%)(d)	1,394	1,396,725
5.46%, 11/18/27	1,750	1,801,635
5.54%, 11/17/28	1,795	1,866,799
5.62%, 11/20/35, (1-year CMT + 1.200%)(d)	2,120	2,131,685
6.82%, 11/17/33	1,080	1,191,874
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	865	875,070
4.94%, 02/27/30(a)(b)	800	811,063
5.13%, 02/26/27(a)(b)	1,115	1,128,795
5.20%, 02/28/29(a)(b)	970	992,465
Wintrust Financial Corp., 4.85%, 06/06/29(a)	517	501,376
Woori Bank
2.00%, 01/20/27(b)	55	52,604
4.75%, 01/24/27(b)	430	432,088
4.75%, 01/24/29(b)	190	190,783
4.88%, 01/26/28(b)	295	297,780
5.13%, 08/06/28(a)(b)	460	463,334
6.38%, , (5-year CMT +2.277%)(b)(d)(e)	100	101,479

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Zions Bancorp NA
3.25%, 10/29/29	$830	$751,007
6.82%, 11/19/35, (1-day SOFR + 2.830%)(d)	45	46,634
		2,703,760,803
Beverages — 1.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	7,724	7,493,252
4.90%, 02/01/46	13,125	12,272,837
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44(a)	935	857,033
4.70%, 02/01/36(a)	1,135	1,101,093
4.90%, 02/01/46	2,148	2,004,427
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	2,812	2,673,201
4.00%, 04/13/28	2,881	2,855,970
4.35%, 06/01/40	190	175,592
4.38%, 04/15/38	1,670	1,549,308
4.44%, 10/06/48	2,558	2,227,964
4.50%, 06/01/50	450	404,662
4.60%, 04/15/48	145	131,152
4.60%, 06/01/60	20	17,499
4.75%, 01/23/29	6,361	6,418,954
4.75%, 04/15/58(a)	945	849,253
4.90%, 01/23/31	1,274	1,294,634
4.95%, 01/15/42	2,206	2,107,653
5.00%, 06/15/34(a)	1,570	1,580,054
5.45%, 01/23/39	2,984	3,055,832
5.55%, 01/23/49	5,900	5,998,685
5.80%, 01/23/59	2,972	3,123,173
5.88%, 06/15/35(a)	680	731,190
6.63%, 08/15/33(a)	552	614,966
8.00%, 11/15/39	836	1,063,488
8.20%, 01/15/39	1,809	2,323,615
Bacardi Ltd.
2.75%, 07/15/26(a)(b)	450	437,688
4.70%, 05/15/28(b)	1,315	1,308,841
5.15%, 05/15/38(b)	715	669,779
5.30%, 05/15/48(a)(b)	1,375	1,265,318
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	640	645,693
5.40%, 06/15/33(b)	772	766,778
5.90%, 06/15/43(b)	165	163,281
Bacardi-Martini BV
5.55%, 02/01/30(b)	400	407,880
6.00%, 02/01/35(b)	400	411,679
Becle SAB de CV, 2.50%, 10/14/31(b)	770	622,497
Brown-Forman Corp.
3.75%, 01/15/43	515	407,256
4.00%, 04/15/38(a)	590	521,617
4.50%, 07/15/45(a)	834	733,877
4.75%, 04/15/33(a)	1,045	1,030,951
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	60	51,865
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	2,090	1,901,957
1.38%, 03/15/31(a)	1,996	1,674,641
1.45%, 06/01/27	2,288	2,155,304
1.50%, 03/05/28(a)	1,185	1,095,845
1.65%, 06/01/30	2,550	2,212,380
2.00%, 03/05/31(a)	1,179	1,031,016
Security	Par (000)	Value
Beverages (continued)
2.13%, 09/06/29	$1,664	$1,514,540
2.25%, 01/05/32	2,400	2,087,534
2.50%, 06/01/40	1,676	1,218,228
2.50%, 03/15/51	1,985	1,215,182
2.60%, 06/01/50	2,351	1,479,688
2.75%, 06/01/60(a)	1,552	948,257
2.88%, 05/05/41	1,197	903,651
2.90%, 05/25/27	947	922,151
3.00%, 03/05/51	2,325	1,586,719
3.38%, 03/25/27(a)	1,702	1,673,932
3.45%, 03/25/30	2,043	1,956,597
4.20%, 03/25/50(a)	1,030	891,938
4.65%, 08/14/34(a)	1,360	1,351,259
5.00%, 05/13/34(a)	1,255	1,280,884
5.20%, 01/14/55	1,800	1,769,715
5.30%, 05/13/54(a)	1,730	1,726,393
5.40%, 05/13/64	2,045	2,039,540
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	760	778,256
5.45%, 06/01/34	730	750,920
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	962	909,613
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	1,085	878,154
2.75%, 01/22/30(a)	1,610	1,467,140
5.25%, 11/26/43	535	521,516
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	160	152,336
Constellation Brands Inc.
2.25%, 08/01/31	1,597	1,354,974
2.88%, 05/01/30	1,163	1,057,612
3.15%, 08/01/29	1,243	1,160,636
3.50%, 05/09/27	883	864,089
3.60%, 02/15/28	1,215	1,180,197
3.70%, 12/06/26(a)	1,075	1,060,605
3.75%, 05/01/50	915	680,701
4.10%, 02/15/48(a)	961	765,424
4.35%, 05/09/27	630	626,945
4.50%, 05/09/47	767	648,288
4.65%, 11/15/28	900	898,459
4.75%, 05/09/32(a)	1,090	1,068,506
4.80%, 01/15/29	735	737,256
4.90%, 05/01/33(a)	1,115	1,093,585
5.25%, 11/15/48(a)	792	739,180
Diageo Capital PLC
2.00%, 04/29/30	1,230	1,083,776
2.13%, 04/29/32(a)	1,265	1,062,647
2.38%, 10/24/29	1,763	1,610,282
3.88%, 05/18/28	1,065	1,049,390
3.88%, 04/29/43	595	489,580
5.30%, 10/24/27	1,400	1,429,407
5.38%, 10/05/26	1,210	1,227,698
5.50%, 01/24/33	1,425	1,476,882
5.63%, 10/05/33	875	915,401
5.88%, 09/30/36	703	755,261
Diageo Investment Corp.
4.25%, 05/11/42	638	557,906
7.45%, 04/15/35(a)	340	405,290
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	185	137,572
Heineken NV
3.50%, 01/29/28(a)(b)	1,902	1,851,000
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.00%, 10/01/42(a)(b)	$751	$635,277
4.35%, 03/29/47(b)	785	675,029
JDE Peet's NV
1.38%, 01/15/27(a)(b)	1,228	1,153,795
2.25%, 09/24/31(a)(b)	901	753,495
Keurig Dr Pepper Inc.
2.25%, 03/15/31	879	764,484
2.55%, 09/15/26	787	765,156
3.20%, 05/01/30	1,151	1,068,277
3.35%, 03/15/51	1,114	773,833
3.43%, 06/15/27	1,232	1,203,339
3.80%, 05/01/50	1,370	1,045,483
3.95%, 04/15/29	1,375	1,341,060
4.05%, 04/15/32	1,075	1,025,017
4.42%, 12/15/46	898	761,204
4.50%, 11/15/45	711	616,716
4.50%, 04/15/52(a)	1,257	1,074,543
4.60%, 05/25/28	1,850	1,850,828
5.05%, 03/15/29	805	816,390
5.09%, 05/25/48(a)	520	483,151
5.10%, 03/15/27	575	581,305
5.30%, 03/15/34(a)	670	684,674
Series 10, 5.20%, 03/15/31	895	911,260
Molson Coors Beverage Co.
3.00%, 07/15/26	2,839	2,782,236
4.20%, 07/15/46	2,655	2,191,174
5.00%, 05/01/42	1,822	1,707,064
PepsiCo Inc.
1.40%, 02/25/31	1,227	1,025,613
1.63%, 05/01/30	1,559	1,353,845
1.95%, 10/21/31(a)	1,950	1,662,465
2.38%, 10/06/26	1,481	1,438,765
2.63%, 03/19/27	860	834,858
2.63%, 07/29/29	1,429	1,330,550
2.63%, 10/21/41	1,340	960,886
2.75%, 03/19/30	2,224	2,055,384
2.75%, 10/21/51(a)	1,632	1,052,534
2.88%, 10/15/49	1,455	977,300
3.00%, 10/15/27	2,152	2,089,281
3.38%, 07/29/49	826	610,660
3.45%, 10/06/46	1,467	1,121,081
3.50%, 03/19/40	400	333,520
3.60%, 02/18/28	1,310	1,288,743
3.60%, 08/13/42	145	117,673
3.63%, 03/19/50	1,477	1,134,235
3.88%, 03/19/60	620	481,029
3.90%, 07/18/32(a)	1,853	1,769,096
4.00%, 03/05/42	860	742,215
4.00%, 05/02/47	790	656,352
4.20%, 07/18/52	857	718,096
4.25%, 10/22/44	175	153,204
4.40%, 02/07/27	625	627,598
4.45%, 02/07/28	625	627,995
4.45%, 05/15/28	928	934,673
4.45%, 02/15/33	1,095	1,098,292
4.45%, 04/14/46	1,175	1,054,838
4.50%, 07/17/29	1,070	1,079,407
4.60%, 02/07/30	625	629,193
4.60%, 07/17/45(a)	567	507,076
4.65%, 02/15/53(a)	860	778,183
4.80%, 07/17/34(a)	1,040	1,040,593
Security	Par (000)	Value
Beverages (continued)
4.88%, 11/01/40	$645	$628,055
5.00%, 02/07/35	625	629,574
5.13%, 11/10/26	1,085	1,099,956
5.25%, 07/17/54	905	897,270
5.50%, 01/15/40	515	537,040
7.00%, 03/01/29	957	1,050,163
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	865	868,867
4.65%, 02/16/27	855	861,538
4.70%, 02/16/34	540	534,960
Pernod Ricard International Finance LLC
1.25%, 04/01/28(a)(b)	1,350	1,221,992
1.63%, 04/01/31(b)	1,629	1,346,454
2.75%, 10/01/50(b)	735	451,587
Pernod Ricard SA
3.25%, 06/08/26(b)	1,070	1,054,043
5.50%, 01/15/42(b)	1,165	1,143,855
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	855	870,632
		211,600,331
Biotechnology — 1.1%
Amgen Inc.
1.65%, 08/15/28	2,041	1,858,814
2.00%, 01/15/32	1,450	1,209,830
2.20%, 02/21/27	2,328	2,229,401
2.30%, 02/25/31	2,024	1,764,064
2.45%, 02/21/30	1,948	1,754,838
2.60%, 08/19/26	1,763	1,717,734
2.77%, 09/01/53	1,466	894,455
2.80%, 08/15/41	1,230	891,822
3.00%, 02/22/29	1,405	1,326,277
3.00%, 01/15/52(a)	1,320	875,769
3.15%, 02/21/40	2,365	1,832,143
3.20%, 11/02/27	1,720	1,666,722
3.35%, 02/22/32	1,505	1,370,508
3.38%, 02/21/50	2,589	1,867,300
4.05%, 08/18/29	2,205	2,149,622
4.20%, 03/01/33	1,120	1,061,767
4.20%, 02/22/52	1,363	1,096,055
4.40%, 05/01/45	3,167	2,724,570
4.40%, 02/22/62	1,670	1,357,694
4.56%, 06/15/48	2,035	1,765,334
4.66%, 06/15/51	5,129	4,485,657
4.88%, 03/01/53	1,505	1,347,372
4.95%, 10/01/41	901	844,816
5.15%, 03/02/28	5,575	5,667,429
5.15%, 11/15/41	1,135	1,086,833
5.25%, 03/02/30	3,910	3,998,622
5.25%, 03/02/33	6,095	6,189,122
5.51%, 03/02/26	440	440,062
5.60%, 03/02/43(a)	3,605	3,631,437
5.65%, 06/15/42	615	622,142
5.65%, 03/02/53(a)	6,050	6,066,205
5.75%, 03/15/40	550	564,193
5.75%, 03/02/63	4,054	4,059,835
6.38%, 06/01/37(a)	739	817,986
6.40%, 02/01/39	555	606,060
6.90%, 06/01/38	415	472,550
Baxalta Inc., 5.25%, 06/23/45	776	744,593
Biogen Inc.
2.25%, 05/01/30(a)	2,556	2,254,311
3.15%, 05/01/50	2,366	1,540,522

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.25%, 02/15/51(a)	$1,061	$699,764
5.20%, 09/15/45	1,704	1,576,674
Bio-Rad Laboratories Inc.
3.30%, 03/15/27(a)	798	776,126
3.70%, 03/15/32	1,310	1,190,944
CSL Finance PLC
3.85%, 04/27/27(a)(b)	1,117	1,100,880
4.05%, 04/27/29(a)(b)	1,275	1,247,197
4.25%, 04/27/32(a)(b)	1,525	1,466,647
4.63%, 04/27/42(b)	280	254,378
4.75%, 04/27/52(b)	1,585	1,411,521
4.95%, 04/27/62(a)(b)	800	716,542
5.11%, 04/03/34(a)(b)	735	739,939
5.42%, 04/03/54(a)(b)	905	887,370
Gilead Sciences Inc.
1.20%, 10/01/27	1,207	1,111,757
1.65%, 10/01/30	1,738	1,482,530
2.60%, 10/01/40	1,841	1,332,081
2.80%, 10/01/50	2,492	1,602,856
2.95%, 03/01/27	2,075	2,018,207
4.00%, 09/01/36	1,546	1,405,353
4.15%, 03/01/47	2,741	2,290,919
4.50%, 02/01/45	2,523	2,238,821
4.60%, 09/01/35	1,189	1,153,571
4.75%, 03/01/46	3,213	2,942,763
4.80%, 11/15/29	1,210	1,221,570
4.80%, 04/01/44	2,444	2,263,060
5.10%, 06/15/35	1,205	1,215,443
5.25%, 10/15/33	1,390	1,423,024
5.50%, 11/15/54	1,075	1,090,022
5.55%, 10/15/53(a)	1,281	1,304,802
5.60%, 11/15/64	1,100	1,116,675
5.65%, 12/01/41	1,303	1,340,146
Illumina Inc.
2.55%, 03/23/31	1,019	882,153
4.65%, 09/09/26	475	474,886
5.75%, 12/13/27	1,105	1,132,023
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	2,084	1,775,408
2.80%, 09/15/50	1,537	938,280
Royalty Pharma PLC
1.75%, 09/02/27	1,844	1,717,743
2.15%, 09/02/31(a)	1,059	891,020
2.20%, 09/02/30	1,628	1,411,579
3.30%, 09/02/40	1,497	1,132,033
3.35%, 09/02/51	1,105	730,521
3.55%, 09/02/50	1,561	1,082,301
5.15%, 09/02/29	1,065	1,076,405
5.40%, 09/02/34(a)	835	834,399
5.90%, 09/02/54	750	740,833
		132,295,632
Building Materials — 0.5%
Carrier Global Corp.
2.49%, 02/15/27	604	581,587
2.70%, 02/15/31(a)	1,290	1,145,011
2.72%, 02/15/30	3,109	2,828,304
3.38%, 04/05/40	2,193	1,748,880
3.58%, 04/05/50	2,064	1,536,568
5.90%, 03/15/34	1,270	1,342,375
6.20%, 03/15/54(a)	960	1,044,462
Security	Par (000)	Value
Building Materials (continued)
Cemex SAB de CV
3.88%, 07/11/31(a)(b)	$1,150	$1,028,270
5.20%, 09/17/30(b)	95	92,420
5.45%, 11/19/29(b)	60	59,814
CRH America Finance Inc.
3.40%, 05/09/27(a)(b)	1,123	1,094,538
3.95%, 04/04/28(a)(b)	1,717	1,685,960
4.40%, 05/09/47(b)	85	72,237
4.50%, 04/04/48(a)(b)	930	800,848
5.40%, 05/21/34	905	921,224
5.50%, 01/09/35	1,855	1,895,425
5.88%, 01/09/55	340	355,348
CRH America Inc., 5.13%, 05/18/45(b)	775	737,897
CRH SMW Finance DAC
5.13%, 01/09/30	1,290	1,308,862
5.20%, 05/21/29	665	678,181
Eagle Materials Inc., 2.50%, 07/01/31	985	858,493
Fortune Brands Innovations Inc.
3.25%, 09/15/29	1,326	1,241,373
4.00%, 03/25/32(a)	615	575,587
4.50%, 03/25/52(a)	760	617,153
5.88%, 06/01/33(a)	877	916,159
GCC SAB de CV, 3.61%, 04/20/32(b)	310	269,047
Holcim Finance U.S. LLC
3.50%, 09/22/26(b)	875	857,824
4.75%, 09/22/46(a)(b)	460	406,259
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(b)	425	441,559
6.88%, 09/29/39(a)(b)	320	343,770
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	210	205,844
Johnson Controls International PLC
4.50%, 02/15/47	673	583,216
4.63%, 07/02/44	704	630,037
4.95%, 07/02/64(c)	461	406,154
6.00%, 01/15/36	714	761,677
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	971	833,485
2.00%, 09/16/31(a)	765	646,963
4.90%, 12/01/32	550	548,533
5.50%, 04/19/29	1,425	1,464,293
Lafarge SA, 7.13%, 07/15/36	483	544,091
Lennox International Inc.
1.70%, 08/01/27	830	773,841
5.50%, 09/15/28	830	852,248
Martin Marietta Materials Inc.
2.40%, 07/15/31	1,461	1,268,120
3.20%, 07/15/51	1,715	1,147,138
3.45%, 06/01/27	484	472,329
3.50%, 12/15/27	776	754,118
4.25%, 12/15/47	730	610,367
5.15%, 12/01/34	465	464,769
5.50%, 12/01/54(a)	470	459,161
Series CB, 2.50%, 03/15/30(a)	1,105	993,624
Masco Corp.
1.50%, 02/15/28	1,094	1,000,743
2.00%, 10/01/30	576	496,204
2.00%, 02/15/31(a)	1,230	1,052,455
3.13%, 02/15/51(a)	512	337,262
3.50%, 11/15/27(a)	517	503,110
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
4.50%, 05/15/47(a)	$659	$558,748
Mohawk Industries Inc.
3.63%, 05/15/30(a)	10	9,424
5.85%, 09/18/28	600	622,694
Owens Corning
3.40%, 08/15/26	820	805,743
3.88%, 06/01/30(a)	805	769,719
3.95%, 08/15/29(a)	903	874,978
4.30%, 07/15/47(a)	841	694,485
4.40%, 01/30/48(a)	786	656,961
5.50%, 06/15/27	515	524,701
5.70%, 06/15/34	885	916,436
5.95%, 06/15/54(a)	920	948,974
7.00%, 12/01/36	399	455,932
Trane Technologies Financing Ltd.
3.50%, 03/21/26	674	666,489
3.80%, 03/21/29	1,354	1,311,895
4.50%, 03/21/49	574	504,213
4.65%, 11/01/44(a)	466	426,463
5.10%, 06/13/34	645	650,626
5.25%, 03/03/33	920	937,091
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	794	774,868
4.30%, 02/21/48(a)	350	297,842
5.75%, 06/15/43	784	812,281
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	565	500,594
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	285	309,678
Vulcan Materials Co.
3.50%, 06/01/30	1,620	1,527,768
3.90%, 04/01/27	788	777,935
4.50%, 06/15/47	756	652,783
4.70%, 03/01/48	957	851,379
4.95%, 12/01/29	725	730,848
5.35%, 12/01/34	1,000	1,015,028
5.70%, 12/01/54	825	830,674
		66,712,467
Chemicals — 1.3%
Air Liquide Finance SA
2.25%, 09/10/29(b)	1,148	1,046,949
2.50%, 09/27/26(b)	1,460	1,419,936
3.50%, 09/27/46(a)(b)	1,102	863,292
Air Products and Chemicals Inc.
1.85%, 05/15/27	1,328	1,260,804
2.05%, 05/15/30	1,481	1,309,526
2.70%, 05/15/40(a)	1,061	784,555
2.80%, 05/15/50(a)	1,539	994,774
4.60%, 02/08/29	1,470	1,481,946
4.75%, 02/08/31(a)	1,035	1,044,578
4.80%, 03/03/33	960	962,032
4.85%, 02/08/34(a)	1,705	1,700,003
Albemarle Corp.
4.65%, 06/01/27	835	829,904
5.05%, 06/01/32(a)	1,030	1,000,373
5.45%, 12/01/44	335	308,100
5.65%, 06/01/52(a)	700	606,876
Alpek SAB de CV
3.25%, 02/25/31(b)	707	610,052
4.25%, 09/18/29(b)	55	51,580
Security	Par (000)	Value
Chemicals (continued)
Bayport Polymers LLC
4.74%, 04/14/27(a)(b)	$80	$79,640
5.14%, 04/14/32(a)(b)	665	634,081
Cabot Corp.
3.40%, 09/15/26(a)	668	655,842
4.00%, 07/01/29(a)	731	707,168
5.00%, 06/30/32(a)	755	752,644
Celanese U.S. Holdings LLC
1.40%, 08/05/26(a)	262	248,289
6.42%, 07/15/27(a)	953	976,768
6.58%, 07/15/29(a)	382	397,099
6.60%, 11/15/28(a)	525	544,908
6.63%, 07/15/32(a)	334	348,422
6.80%, 11/15/30(a)	517	545,448
6.95%, 11/15/33(a)	506	541,069
CF Industries Inc.
4.50%, 12/01/26(b)	1,378	1,371,894
4.95%, 06/01/43(a)	1,160	1,043,024
5.15%, 03/15/34	1,190	1,167,294
5.38%, 03/15/44(a)	1,145	1,088,150
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	1,299	1,276,732
3.70%, 06/01/28(a)(b)	1,185	1,156,701
Dow Chemical Co. (The)
2.10%, 11/15/30	1,303	1,127,451
3.60%, 11/15/50(a)	1,800	1,263,585
4.25%, 10/01/34	747	686,554
4.38%, 11/15/42	1,879	1,584,069
4.63%, 10/01/44	800	687,204
4.80%, 11/30/28(a)	1,129	1,136,675
4.80%, 05/15/49	1,110	948,830
5.15%, 02/15/34(a)	945	939,096
5.25%, 11/15/41	1,148	1,082,716
5.35%, 03/15/35	700	698,107
5.55%, 11/30/48	1,061	1,016,820
5.60%, 02/15/54(a)	910	869,093
5.95%, 03/15/55	700	693,446
6.30%, 03/15/33(a)	840	909,990
6.90%, 05/15/53(a)	1,210	1,352,402
7.38%, 11/01/29	1,461	1,626,557
9.40%, 05/15/39	813	1,100,589
DuPont de Nemours Inc.
4.73%, 11/15/28	3,466	3,490,776
5.32%, 11/15/38(a)	1,541	1,602,835
5.42%, 11/15/48	3,201	3,316,196
Eastman Chemical Co.
4.50%, 12/01/28(a)	1,475	1,467,079
4.65%, 10/15/44(a)	1,305	1,135,569
4.80%, 09/01/42	859	770,658
5.00%, 08/01/29	1,060	1,067,328
5.63%, 02/20/34(a)	1,155	1,176,709
5.75%, 03/08/33(a)	785	815,133
Ecolab Inc.
1.30%, 01/30/31(a)	915	761,454
1.65%, 02/01/27	830	790,067
2.13%, 02/01/32	1,065	904,924
2.13%, 08/15/50	817	456,824
2.70%, 11/01/26	1,181	1,151,072
2.70%, 12/15/51	1,395	882,377
2.75%, 08/18/55	713	440,875

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.25%, 12/01/27(a)	$899	$875,224
3.95%, 12/01/47	620	512,473
4.80%, 03/24/30(a)	1,206	1,222,757
5.25%, 01/15/28(a)	1,014	1,043,222
5.50%, 12/08/41	595	609,642
EIDP Inc.
2.30%, 07/15/30	983	875,459
4.50%, 05/15/26	890	890,515
4.80%, 05/15/33	520	513,541
FMC Corp.
3.20%, 10/01/26	915	890,580
3.45%, 10/01/29	1,031	949,196
4.50%, 10/01/49(a)	830	635,074
5.15%, 05/18/26	835	835,441
5.65%, 05/18/33(a)	860	855,188
6.38%, 05/18/53	731	715,525
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(b)	352	308,761
4.30%, 03/18/51(b)	239	183,634
4.40%, 03/30/32(b)	210	195,920
Huntsman International LLC
2.95%, 06/15/31	795	677,611
4.50%, 05/01/29	1,420	1,370,256
5.70%, 10/15/34	435	421,979
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	1,200	1,114,849
2.30%, 11/01/30(b)	1,210	1,046,593
3.27%, 11/15/40(b)	1,007	747,037
3.47%, 12/01/50(b)	2,140	1,450,313
4.38%, 06/01/47	635	514,386
4.45%, 09/26/28	855	845,442
5.00%, 09/26/48	1,361	1,187,553
Kraton Corp., 5.00%, 07/15/27(b)	320	323,394
LG Chem Ltd.
1.38%, 07/07/26(b)	1,375	1,315,843
2.38%, 07/07/31(a)(b)	775	663,577
3.63%, 04/15/29(b)	65	61,954
Linde Inc./CT
1.10%, 08/10/30(a)	1,378	1,164,540
2.00%, 08/10/50	453	249,897
3.55%, 11/07/42	1,005	813,854
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	580	653,637
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	805	849,947
LYB International Finance BV
4.88%, 03/15/44	1,267	1,119,562
5.25%, 07/15/43	1,113	1,032,060
LYB International Finance II BV, 3.50%, 03/02/27(a)	1,000	979,864
LYB International Finance III LLC
2.25%, 10/01/30	955	832,194
3.38%, 10/01/40	1,212	914,740
3.63%, 04/01/51(a)	1,522	1,059,550
3.80%, 10/01/60(a)	844	583,219
4.20%, 10/15/49	1,418	1,095,218
4.20%, 05/01/50	1,526	1,177,622
5.50%, 03/01/34	1,100	1,103,824
5.63%, 05/15/33(a)	970	994,376
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,065	870,057
MEGlobal BV
2.63%, 04/28/28(b)	185	170,056
Security	Par (000)	Value
Chemicals (continued)
4.25%, 11/03/26(b)	$1,737	$1,702,957
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	760	782,268
Mosaic Co. (The)
4.05%, 11/15/27	209	205,962
4.88%, 11/15/41	200	181,251
5.38%, 11/15/28(a)	475	485,754
5.45%, 11/15/33(a)	327	331,435
5.63%, 11/15/43	575	558,744
NewMarket Corp., 2.70%, 03/18/31(a)	865	753,905
Nutrien Ltd.
2.95%, 05/13/30	1,105	1,011,340
3.95%, 05/13/50	815	630,217
4.00%, 12/15/26	901	891,576
4.13%, 03/15/35	704	641,074
4.20%, 04/01/29(a)	1,370	1,345,164
4.90%, 03/27/28	1,100	1,110,424
4.90%, 06/01/43	757	695,493
5.00%, 04/01/49	1,035	944,758
5.20%, 06/21/27	720	730,416
5.25%, 01/15/45	713	674,470
5.40%, 06/21/34(a)	800	809,508
5.63%, 12/01/40	681	686,890
5.80%, 03/27/53(a)	1,145	1,165,456
5.88%, 12/01/36	692	722,733
6.13%, 01/15/41	445	467,668
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(b)	1,185	1,139,261
2.88%, 05/11/31(a)(b)	825	684,555
4.00%, 10/04/27(b)	515	494,982
5.50%, 01/15/48(b)	692	552,789
5.88%, 09/17/44(a)(b)	1,075	915,767
6.75%, 09/19/42(b)	210	200,855
PPG Industries Inc.
2.55%, 06/15/30(a)	670	605,752
2.80%, 08/15/29	642	594,272
3.75%, 03/15/28	1,543	1,514,539
5.50%, 11/15/40	10	9,990
Rohm & Haas Co., 7.85%, 07/15/29	1,316	1,460,585
RPM International Inc.
2.95%, 01/15/32	697	614,823
3.75%, 03/15/27	995	977,781
4.25%, 01/15/48(a)	425	362,373
4.55%, 03/01/29	940	935,655
5.25%, 06/01/45	442	426,450
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,430	1,406,634
Sherwin-Williams Co. (The)
2.20%, 03/15/32	860	726,216
2.30%, 05/15/30	1,071	950,314
2.90%, 03/15/52	770	490,027
2.95%, 08/15/29(a)	1,423	1,326,900
3.30%, 05/15/50(a)	790	547,177
3.45%, 06/01/27(a)	2,645	2,589,282
3.80%, 08/15/49(a)	735	562,065
4.00%, 12/15/42	250	205,196
4.50%, 06/01/47	1,756	1,524,222
4.55%, 03/01/28	35	35,049
4.55%, 08/01/45	562	493,458
4.80%, 09/01/31	530	530,201
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	1,180	796,563
4.25%, 05/07/29(a)(b)	675	653,765
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.25%, 01/22/50(a)(b)	$505	$400,908
5.50%, 09/10/34(b)	345	336,806
6.50%, 11/07/33(a)(b)	665	701,384
Solvay Finance America LLC
5.65%, 06/04/29(b)	485	497,586
5.85%, 06/04/34(b)	560	577,359
Westlake Corp.
2.88%, 08/15/41	760	526,460
3.13%, 08/15/51(a)	985	634,653
3.38%, 06/15/30(a)	825	768,982
3.38%, 08/15/61	495	305,467
3.60%, 08/15/26	1,310	1,292,230
4.38%, 11/15/47	679	551,662
5.00%, 08/15/46(a)	835	752,215
Yara International ASA
3.15%, 06/04/30(a)(b)	1,375	1,254,060
3.80%, 06/06/26(a)(b)	1,005	992,519
4.75%, 06/01/28(b)	1,816	1,802,585
7.38%, 11/14/32(b)	1,005	1,108,106
		161,640,612
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
3.83%, 02/02/32(b)	20	16,548
4.20%, 08/04/27(b)	1,146	1,079,303
4.38%, 07/03/29(a)(b)	810	733,021
5.00%, 08/02/41(b)	210	169,789
American University (The), Series 2019, 3.67%, 04/01/49(a)	760	593,040
Ashtead Capital Inc.
1.50%, 08/12/26(b)	1,035	987,580
2.45%, 08/12/31(b)	1,323	1,135,226
4.00%, 05/01/28(b)	1,092	1,062,631
4.25%, 11/01/29(b)	895	864,867
4.38%, 08/15/27(b)	1,045	1,034,714
5.50%, 08/11/32(b)	585	589,923
5.55%, 05/30/33(b)	1,125	1,129,618
5.80%, 04/15/34(b)	1,480	1,508,007
5.95%, 10/15/33(b)	895	922,813
Automatic Data Processing Inc.
1.25%, 09/01/30	1,974	1,668,989
1.70%, 05/15/28	2,035	1,883,517
4.45%, 09/09/34	940	916,461
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(b)	71	70,485
Block Financial LLC
2.50%, 07/15/28	1,085	1,004,167
3.88%, 08/15/30	1,121	1,053,153
Brown University, Series A, 2.92%, 09/01/50(a)	295	205,192
California Endowment (The), Series 2021, 2.50%, 04/01/51	662	406,479
California Institute of Technology
3.65%, 09/01/2119(a)	603	400,192
4.32%, 08/01/45	530	474,354
4.70%, 11/01/2111(a)	377	320,367
Case Western Reserve University, 5.41%, 06/01/2122	75	73,111
Cintas Corp. No. 2
3.70%, 04/01/27	1,771	1,747,508
4.00%, 05/01/32	850	809,822
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)(b)	1,670	1,683,914
Security	Par (000)	Value
Commercial Services (continued)
4.88%, 04/21/33(a)(b)	$1,195	$1,187,256
Claremont Mckenna College, 3.78%, 01/01/2122	215	146,920
Cornell University, 4.84%, 06/15/34(a)	110	111,267
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	970	914,790
4.85%, 09/26/28(b)	2,150	2,134,030
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	695	589,482
5.63%, 09/25/48(b)	1,833	1,735,690
6.85%, 07/02/37(a)(b)	3,115	3,428,715
Duke University
3.20%, 10/01/38(a)	285	238,618
3.30%, 10/01/46(a)	580	444,280
Series 2020, 2.68%, 10/01/44(a)	725	534,354
Series 2020, 2.76%, 10/01/50(a)	208	138,813
Series 2020, 2.83%, 10/01/55(a)	763	496,569
Element Fleet Management Corp.
5.64%, 03/13/27(b)	815	829,380
6.27%, 06/26/26(a)(b)	840	856,053
6.32%, 12/04/28(b)	1,325	1,397,439
Emory University
Series 2020, 2.14%, 09/01/30	225	200,258
Series 2020, 2.97%, 09/01/50(a)	730	502,269
Equifax Inc.
2.35%, 09/15/31(a)	1,585	1,359,950
3.10%, 05/15/30	1,085	998,303
3.25%, 06/01/26	615	604,872
4.80%, 09/15/29	720	720,812
5.10%, 12/15/27	1,460	1,478,324
5.10%, 06/01/28	1,390	1,409,223
7.00%, 07/01/37(a)	348	393,218
ERAC USA Finance LLC
3.30%, 12/01/26(b)	1,368	1,339,685
4.20%, 11/01/46(a)(b)	886	743,713
4.50%, 02/15/45(b)	759	669,475
4.60%, 05/01/28(b)	1,145	1,147,706
4.90%, 05/01/33(b)	1,260	1,252,621
5.00%, 02/15/29(b)	905	916,877
5.20%, 10/30/34(a)(b)	640	647,392
5.40%, 05/01/53(a)(b)	1,755	1,735,695
5.63%, 03/15/42(a)(b)	915	937,293
6.70%, 06/01/34(b)	1,198	1,349,365
7.00%, 10/15/37(a)(b)	1,216	1,397,395
Experian Finance PLC
2.75%, 03/08/30(b)	1,045	952,872
4.25%, 02/01/29(b)	1,341	1,321,404
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47	792	660,349
Series 2020, 2.42%, 06/01/50	695	430,721
Series 2020, 2.82%, 06/01/70	404	238,540
George Washington University (The)
4.87%, 09/15/45	625	596,421
Series 2014, 4.30%, 09/15/44	410	364,862
Series 2016, 3.55%, 09/15/46(a)	523	409,135
Series 2018, 4.13%, 09/15/48	1,089	924,205
Georgetown University (The)
5.12%, 04/01/53(a)	20	19,866
Series 20A, 2.94%, 04/01/50(a)	445	301,539
Series A, 5.22%(a)	200	185,360
Series B, 4.32%, 04/01/49(a)	791	688,791

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc.
1.20%, 03/01/26	$1,467	$1,416,208
2.15%, 01/15/27	1,156	1,103,700
2.90%, 05/15/30	1,438	1,302,641
2.90%, 11/15/31	1,301	1,141,364
3.20%, 08/15/29	1,824	1,700,633
4.15%, 08/15/49	1,223	942,343
4.45%, 06/01/28	980	972,052
4.80%, 04/01/26(a)	1,080	1,080,738
4.95%, 08/15/27(a)	1,205	1,213,851
5.30%, 08/15/29(a)	830	842,705
5.40%, 08/15/32(a)	1,085	1,104,245
5.95%, 08/15/52(a)	1,108	1,106,555
GXO Logistics Inc.
1.65%, 07/15/26	1,055	1,012,084
2.65%, 07/15/31(a)	805	695,339
6.25%, 05/06/29(a)	745	771,132
6.50%, 05/06/34(a)	655	679,042
Howard University, 5.21%, 10/01/52(a)	200	179,545
ITR Concession Co. LLC, 5.18%, 07/15/35(a)(b)	830	815,068
Johns Hopkins University
4.71%, 07/01/32(a)	635	642,880
Series 2013, 4.08%, 07/01/53	540	459,629
Series A, 2.81%, 01/01/60(a)	379	236,789
Leland Stanford Junior University (The)
1.29%, 06/01/27(a)	455	426,097
2.41%, 06/01/50(a)	950	595,370
3.46%, 05/01/47	630	491,460
3.65%, 05/01/48	805	650,196
Massachusetts Institute of Technology
3.07%, 04/01/52	525	371,440
3.89%, 07/01/2116	680	496,675
3.96%, 07/01/38(a)	435	403,358
4.68%	391	344,950
5.60%(a)	900	950,624
Series F, 2.99%, 07/01/50	931	656,375
Series G, 2.29%, 07/01/51(a)	825	493,148
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	415	321,850
Moody's Corp.
2.00%, 08/19/31(a)	645	548,167
2.55%, 08/18/60	665	351,610
2.75%, 08/19/41	965	687,587
3.10%, 11/29/61	620	389,011
3.25%, 01/15/28(a)	1,015	984,578
3.25%, 05/20/50	396	275,742
3.75%, 02/25/52	805	617,462
4.25%, 02/01/29	633	628,479
4.25%, 08/08/32	945	909,169
4.88%, 12/17/48	590	543,207
5.00%, 08/05/34	675	676,429
5.25%, 07/15/44	884	865,156
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	37,598
Northwestern University
3.69%, 12/01/38(a)	565	496,448
3.87%, 12/01/48(a)	565	467,990
4.64%, 12/01/44	580	550,489
Series 2017, 3.66%, 12/01/57(a)	535	412,536
Series 2020, 2.64%, 12/01/50	670	436,512
Security	Par (000)	Value
Commercial Services (continued)
PayPal Holdings Inc.
2.30%, 06/01/30	$1,813	$1,617,262
2.65%, 10/01/26	1,984	1,932,547
2.85%, 10/01/29	2,683	2,495,252
3.25%, 06/01/50(a)	1,531	1,061,784
3.90%, 06/01/27	965	956,027
4.40%, 06/01/32	1,505	1,469,682
5.05%, 06/01/52(a)	1,415	1,328,928
5.15%, 06/01/34(a)	1,220	1,235,173
5.25%, 06/01/62(a)	755	704,188
5.50%, 06/01/54(a)	665	663,751
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	667	626,363
President and Fellows of Harvard College
2.52%, 10/15/50(a)	500	316,809
3.15%, 07/15/46	996	748,733
3.30%, 07/15/56(a)	380	272,565
3.62%, 10/01/37	663	589,572
3.75%, 11/15/52	710	568,362
4.88%, 10/15/40(a)	652	650,366
6.50%, 01/15/39(a)(b)	626	728,179
Series ., 4.61%, 02/15/35(a)	15	14,942
Quanta Services Inc.
2.35%, 01/15/32(a)	936	790,012
2.90%, 10/01/30	1,288	1,159,732
3.05%, 10/01/41	1,050	749,221
4.75%, 08/09/27	775	776,237
5.25%, 08/09/34(a)	840	833,668
RELX Capital Inc.
3.00%, 05/22/30	1,526	1,409,570
4.00%, 03/18/29	1,175	1,147,639
4.75%, 05/20/32(a)	800	796,616
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	1,236	770,737
Rollins Inc., 5.25%, 02/24/35(b)	215	216,786
S&P Global Inc.
1.25%, 08/15/30(a)	1,123	949,540
2.30%, 08/15/60	1,066	556,943
2.45%, 03/01/27	1,540	1,483,071
2.50%, 12/01/29	912	832,576
2.70%, 03/01/29	2,132	1,993,662
2.90%, 03/01/32	1,965	1,747,153
2.95%, 01/22/27	1,020	992,793
3.25%, 12/01/49	929	663,116
3.70%, 03/01/52	1,540	1,189,036
3.90%, 03/01/62	700	535,140
4.25%, 05/01/29(a)	1,539	1,525,055
4.50%, 05/15/48(a)	295	257,583
4.75%, 08/01/28	1,174	1,185,554
5.25%, 09/15/33	405	416,263
6.55%, 11/15/37(a)	230	262,083
Thomas Jefferson University, 3.85%, 11/01/57	111	82,754
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	1,284	1,122,852
3.38%, 03/22/27(a)(b)	596	582,307
Triton Container International Ltd.
2.05%, 04/15/26(a)(b)	1,115	1,077,910
3.15%, 06/15/31(b)	965	839,091
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	955	826,355
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Boston College
3.13%, 07/01/52(a)	$466	$332,131
3.99%, 07/01/47	290	244,713
Trustees of Boston University, Series CC, 4.06%, 10/01/48(a)	740	657,866
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	710	543,755
Trustees of Princeton University (The)
4.20%, 03/01/52	80	70,406
5.70%, 03/01/39(a)	1,004	1,091,358
Series 2020, 2.52%, 07/01/50(a)	340	220,197
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	427	293,606
4.67%, 09/01/2112	270	236,874
Series 2020, 2.40%, 10/01/50	445	273,207
Trustees of Tufts College
3.10%, 08/15/51(a)	710	487,640
Series 2012, 5.02%, 04/15/2112	150	133,436
UL Solutions Inc., 6.50%, 10/20/28(b)	420	440,488
United Rentals North America Inc., 6.00%, 12/15/29(b)	820	832,960
University of Chicago (The)
4.00%, 10/01/53	495	413,346
Series 20B, 2.76%, 04/01/45	729	562,624
Series C, 2.55%, 04/01/50(a)	470	316,833
University of Miami, 4.06%, 04/01/52(a)	540	443,677
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	743	587,764
Series 2017, 3.39%, 02/15/48	743	572,555
University of Southern California
2.81%, 10/01/50	615	412,156
3.03%, 10/01/39	1,341	1,101,982
4.98%, 10/01/53(a)	200	195,345
5.25%, 10/01/2111(a)	255	249,856
Series 2017, 3.84%, 10/01/47	730	608,204
Series 21A, 2.95%, 10/01/51(a)	575	391,040
Series A, 3.23%, 10/01/2120	80	48,437
Verisk Analytics Inc.
3.63%, 05/15/50(a)	909	664,908
4.13%, 03/15/29(a)	1,474	1,444,831
5.25%, 06/05/34	660	666,383
5.50%, 06/15/45	314	306,939
5.75%, 04/01/33	729	764,705
Washington University (The)
3.52%, 04/15/54(a)	450	343,035
4.35%	330	265,524
Wesleyan University, 4.78%, 07/01/2116(a)	360	307,167
William Marsh Rice University
3.57%, 05/15/45	255	208,159
3.77%, 05/15/55	490	391,315
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	205	125,861
Yale University
Series 2020, 1.48%, 04/15/30	810	703,668
Series 2020, 2.40%, 04/15/50(a)	742	460,959
		166,292,664
Computers — 1.7%
Accenture Capital Inc.
3.90%, 10/04/27	820	812,362
4.05%, 10/04/29	1,415	1,391,861
Security	Par (000)	Value
Computers (continued)
4.25%, 10/04/31	$1,240	$1,213,434
4.50%, 10/04/34	1,745	1,693,073
Amdocs Ltd., 2.54%, 06/15/30	1,330	1,180,079
Apple Inc.
1.20%, 02/08/28	3,720	3,421,824
1.25%, 08/20/30	1,877	1,600,785
1.40%, 08/05/28	3,300	3,005,384
1.65%, 05/11/30	2,635	2,310,082
1.65%, 02/08/31	4,040	3,480,507
1.70%, 08/05/31(a)	1,555	1,326,971
2.05%, 09/11/26	2,799	2,712,431
2.20%, 09/11/29	2,226	2,034,622
2.38%, 02/08/41	2,223	1,580,669
2.40%, 08/20/50	1,921	1,170,142
2.45%, 08/04/26	3,470	3,389,930
2.55%, 08/20/60	2,026	1,213,090
2.65%, 05/11/50	3,643	2,347,144
2.65%, 02/08/51	4,409	2,808,552
2.70%, 08/05/51	2,730	1,746,015
2.80%, 02/08/61	2,559	1,567,351
2.85%, 08/05/61	2,280	1,414,130
2.90%, 09/12/27(a)	3,051	2,957,689
2.95%, 09/11/49	1,847	1,272,740
3.00%, 06/20/27(a)	2,115	2,061,973
3.00%, 11/13/27(a)	2,380	2,313,298
3.20%, 05/11/27	3,049	2,990,052
3.25%, 08/08/29	1,980	1,902,560
3.35%, 02/09/27	3,220	3,175,782
3.35%, 08/08/32(a)	1,890	1,768,074
3.45%, 02/09/45	2,863	2,257,223
3.75%, 09/12/47	1,530	1,239,918
3.75%, 11/13/47	1,968	1,589,828
3.85%, 05/04/43	4,044	3,440,841
3.85%, 08/04/46	3,028	2,497,610
3.95%, 08/08/52(a)	2,525	2,068,043
4.00%, 05/10/28	1,995	1,991,134
4.10%, 08/08/62	1,745	1,422,579
4.15%, 05/10/30(a)	885	887,244
4.25%, 02/09/47	1,244	1,097,329
4.30%, 05/10/33	1,515	1,512,201
4.38%, 05/13/45	2,816	2,545,944
4.45%, 05/06/44	1,264	1,183,951
4.50%, 02/23/36(a)	1,700	1,696,612
4.65%, 02/23/46	5,424	5,099,262
4.85%, 05/10/53(a)	1,645	1,605,611
Booz Allen Hamilton Inc.
3.88%, 09/01/28(a)(b)	855	814,221
4.00%, 07/01/29(b)	815	767,933
5.95%, 08/04/33	727	742,838
CGI Inc.
1.45%, 09/14/26	1,080	1,031,472
2.30%, 09/14/31	860	733,890
Dell Inc.
5.40%, 09/10/40(a)	522	507,987
6.50%, 04/15/38	664	710,544
7.10%, 04/15/28	815	869,688
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	1,451	1,095,563
3.45%, 12/15/51(a)	1,196	831,699
4.35%, 02/01/30	1,405	1,376,838
4.85%, 02/01/35(a)	1,245	1,203,157

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.90%, 10/01/26	$2,691	$2,703,037
5.25%, 02/01/28	1,625	1,657,822
5.30%, 10/01/29	2,088	2,127,968
5.40%, 04/15/34	1,295	1,315,649
5.75%, 02/01/33(a)	1,595	1,664,834
6.02%, 06/15/26	1,916	1,943,667
6.10%, 07/15/27(a)	1,131	1,166,684
6.20%, 07/15/30	1,337	1,420,768
8.10%, 07/15/36	1,528	1,842,012
8.35%, 07/15/46(a)	889	1,152,961
DXC Technology Co.
1.80%, 09/15/26	1,130	1,080,196
2.38%, 09/15/28	1,255	1,152,178
Fortinet Inc., 2.20%, 03/15/31	1,127	976,344
Gartner Inc.
3.63%, 06/15/29(a)(b)	730	686,685
3.75%, 10/01/30(b)	590	546,358
4.50%, 07/01/28(b)	780	762,904
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	714	691,015
6.00%, 06/04/29	570	590,684
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	1,401	1,360,709
4.40%, 09/25/27	1,750	1,742,072
4.45%, 09/25/26	1,835	1,832,666
4.55%, 10/15/29	2,140	2,124,708
4.85%, 10/15/31	1,045	1,040,804
5.00%, 10/15/34(a)	2,985	2,937,665
5.25%, 07/01/28(a)	1,610	1,641,902
5.60%, 10/15/54	1,570	1,527,985
6.20%, 10/15/35	1,330	1,424,846
6.35%, 10/15/45(a)	2,354	2,487,278
HP Inc.
1.45%, 06/17/26	806	775,430
2.65%, 06/17/31	1,810	1,578,497
3.00%, 06/17/27	1,737	1,676,324
3.40%, 06/17/30(a)	733	683,718
4.00%, 04/15/29	1,845	1,792,229
4.20%, 04/15/32(a)	1,075	1,021,807
4.75%, 01/15/28(a)	1,610	1,621,012
5.50%, 01/15/33(a)	1,645	1,680,380
6.00%, 09/15/41(a)	1,805	1,852,075
IBM International Capital Pte Ltd.
4.60%, 02/05/27(a)	785	788,687
4.60%, 02/05/29	1,075	1,076,411
4.75%, 02/05/31	1,005	1,006,764
4.90%, 02/05/34	1,405	1,383,226
5.25%, 02/05/44	1,305	1,261,089
5.30%, 02/05/54(a)	2,080	1,978,720
International Business Machines Corp.
1.70%, 05/15/27	1,912	1,801,783
1.95%, 05/15/30	2,195	1,920,196
2.20%, 02/09/27	1,078	1,034,454
2.72%, 02/09/32(a)	570	502,119
2.85%, 05/15/40	1,039	769,046
2.95%, 05/15/50	1,182	772,245
3.30%, 05/15/26	3,304	3,257,269
3.30%, 01/27/27	249	244,167
3.43%, 02/09/52	940	661,504
3.50%, 05/15/29	3,971	3,802,766
4.00%, 06/20/42	1,688	1,413,922
Security	Par (000)	Value
Computers (continued)
4.15%, 07/27/27	$1,270	$1,263,570
4.15%, 05/15/39	3,064	2,700,580
4.25%, 05/15/49	4,068	3,365,147
4.40%, 07/27/32(a)	1,125	1,091,013
4.50%, 02/06/28(a)	1,245	1,249,781
4.65%, 02/10/28(a)	1,000	1,002,815
4.70%, 02/19/46	1,090	979,471
4.75%, 02/06/33(a)	1,080	1,069,848
4.80%, 02/10/30	1,000	1,005,088
4.90%, 07/27/52	1,165	1,058,830
5.00%, 02/10/32(a)	1,000	1,006,138
5.10%, 02/06/53	960	897,255
5.20%, 02/10/35(a)	1,000	1,005,075
5.60%, 11/30/39	1,145	1,173,772
5.70%, 02/10/55	1,080	1,087,229
5.88%, 11/29/32	978	1,043,647
6.22%, 08/01/27(a)	1,197	1,244,770
6.50%, 01/15/28	933	984,446
7.13%, 12/01/96(a)	350	444,466
Kyndryl Holdings Inc.
2.05%, 10/15/26	1,015	973,605
2.70%, 10/15/28	1,012	940,981
3.15%, 10/15/31(a)	1,200	1,063,310
4.10%, 10/15/41(a)	967	774,557
6.35%, 02/20/34(a)	670	708,981
Leidos Inc.
2.30%, 02/15/31	1,092	940,570
4.38%, 05/15/30	765	742,279
5.75%, 03/15/33	435	447,837
Lenovo Group Ltd.
3.42%, 11/02/30(b)	670	618,515
5.83%, 01/27/28(b)	265	272,115
6.54%, 07/27/32(b)	240	259,540
NetApp Inc.
2.38%, 06/22/27(a)	1,280	1,219,813
2.70%, 06/22/30	1,485	1,334,781
Teledyne FLIR LLC, 2.50%, 08/01/30	1,163	1,035,908
Western Digital Corp.
2.85%, 02/01/29	325	295,874
3.10%, 02/01/32(a)	270	230,768
Wipro IT Services LLC, 1.50%, 06/23/26(b)	1,130	1,085,064
		219,259,446
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	870	848,718
3.25%, 08/15/32	972	892,907
3.70%, 08/01/47	882	707,346
4.00%, 08/15/45	1,041	898,302
4.60%, 03/01/28(a)	546	554,384
4.60%, 03/01/33(a)	616	620,257
Conopco Inc.
Series E, 7.25%, 12/15/26	590	618,929
Series F, 6.63%, 04/15/28	240	255,497
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	1,050	892,943
2.38%, 12/01/29	1,142	1,032,373
2.60%, 04/15/30(a)	1,250	1,129,064
3.13%, 12/01/49	974	644,241
3.15%, 03/15/27	1,305	1,274,561
3.70%, 08/15/42(a)	467	362,134
4.15%, 03/15/47	827	668,513
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.38%, 05/15/28(a)	$970	$966,963
4.38%, 06/15/45	734	614,062
4.65%, 05/15/33(a)	600	585,122
5.00%, 02/14/34(a)	870	867,981
5.15%, 05/15/53(a)	829	800,211
6.00%, 05/15/37(a)	616	651,376
Haleon U.S. Capital LLC
3.38%, 03/24/27	3,115	3,046,886
3.38%, 03/24/29	923	879,355
3.63%, 03/24/32	2,915	2,685,010
4.00%, 03/24/52(a)	1,830	1,446,828
Kenvue Inc.
4.90%, 03/22/33(a)	1,905	1,912,067
5.00%, 03/22/30	1,680	1,710,060
5.05%, 03/22/28	1,845	1,879,845
5.05%, 03/22/53(a)	2,324	2,232,501
5.10%, 03/22/43(a)	1,220	1,198,300
5.20%, 03/22/63	1,139	1,092,210
5.35%, 03/22/26	1,190	1,200,686
Procter & Gamble Co. (The)
1.00%, 04/23/26	1,550	1,496,241
1.20%, 10/29/30(a)	1,622	1,368,303
1.90%, 02/01/27(a)	405	388,683
1.95%, 04/23/31	1,335	1,168,567
2.30%, 02/01/32(a)	1,400	1,230,097
2.45%, 11/03/26	1,201	1,168,877
2.80%, 03/25/27	859	836,230
2.85%, 08/11/27	1,272	1,233,132
3.00%, 03/25/30	2,225	2,094,262
3.50%, 10/25/47	730	584,175
3.55%, 03/25/40	863	736,181
3.60%, 03/25/50(a)	810	633,975
3.95%, 01/26/28(a)	1,025	1,020,766
4.05%, 01/26/33(a)	1,140	1,111,774
4.15%, 10/24/29(a)	1,035	1,033,503
4.35%, 01/29/29(a)	855	861,059
4.55%, 01/29/34(a)	800	796,471
4.55%, 10/24/34(a)	700	698,427
5.50%, 02/01/34	487	520,990
5.55%, 03/05/37	642	689,663
5.80%, 08/15/34(a)	775	842,585
Unilever Capital Corp.
1.38%, 09/14/30	955	810,462
1.75%, 08/12/31	1,445	1,223,698
2.00%, 07/28/26(a)	1,180	1,144,267
2.13%, 09/06/29	1,625	1,474,808
2.90%, 05/05/27	1,815	1,764,471
3.50%, 03/22/28	2,070	2,024,462
4.25%, 08/12/27	915	915,255
4.63%, 08/12/34	960	944,684
4.88%, 09/08/28	980	998,170
5.00%, 12/08/33(a)	1,129	1,151,322
5.90%, 11/15/32	1,564	1,692,896
Series 30Y, 2.63%, 08/12/51	1,325	841,170
		70,669,258
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	1,078	997,636
4.25%, 04/20/27(b)	615	611,428
4.50%, 10/24/28(b)	1,680	1,661,835
4.65%, 04/20/32(b)	635	619,041
Security	Par (000)	Value
Distribution & Wholesale (continued)
LKQ Corp.
5.75%, 06/15/28	$780	$801,609
6.25%, 06/15/33(a)	825	864,740
Mitsubishi Corp.
1.13%, 07/15/26(b)	840	803,208
5.00%, 07/05/28(b)	985	997,887
5.00%, 07/02/29(a)(b)	740	753,555
5.13%, 07/17/34(b)	735	749,506
WW Grainger Inc.
3.75%, 05/15/46	660	534,317
4.20%, 05/15/47	601	506,481
4.45%, 09/15/34	725	699,459
4.60%, 06/15/45	1,123	1,029,702
		11,630,404
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	5,125	4,941,954
3.00%, 10/29/28	5,470	5,137,449
3.30%, 01/30/32	5,950	5,288,596
3.40%, 10/29/33	2,330	2,025,329
3.65%, 07/21/27	1,507	1,469,754
3.85%, 10/29/41	2,185	1,761,195
3.88%, 01/23/28(a)	928	908,573
4.45%, 04/03/26	995	993,311
4.63%, 10/15/27	1,083	1,079,123
4.63%, 09/10/29	1,960	1,939,754
4.88%, 04/01/28	1,075	1,079,442
4.95%, 09/10/34(a)	1,445	1,404,064
5.10%, 01/19/29	1,250	1,262,524
5.30%, 01/19/34(a)	1,015	1,017,293
5.38%, 12/15/31	1,020	1,033,677
5.75%, 06/06/28(a)	1,340	1,377,660
6.10%, 01/15/27	1,245	1,274,154
6.15%, 09/30/30	1,080	1,141,664
6.45%, 04/15/27	1,575	1,625,489
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)(d)	820	845,069
Affiliated Managers Group Inc.
3.30%, 06/15/30	782	725,596
5.50%, 08/20/34(a)	345	342,657
Air Lease Corp.
1.88%, 08/15/26	1,620	1,558,569
2.10%, 09/01/28	752	688,191
2.20%, 01/15/27	1,307	1,250,663
2.88%, 01/15/32(a)	1,260	1,099,862
3.00%, 02/01/30	1,040	953,764
3.13%, 12/01/30	1,219	1,105,014
3.25%, 10/01/29(a)	725	678,041
3.63%, 04/01/27	1,223	1,193,495
3.63%, 12/01/27	785	766,062
3.75%, 06/01/26	243	240,393
4.63%, 10/01/28(a)	700	697,645
5.10%, 03/01/29	715	724,938
5.20%, 07/15/31(a)	560	563,541
5.30%, 06/25/26	500	504,282
5.30%, 02/01/28	940	956,211
5.85%, 12/15/27	1,070	1,103,783
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	610	620,900
Aircastle Ltd.
2.85%, 01/26/28(a)(b)	612	578,365

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.25%, 06/15/26	$1,165	$1,156,917
5.95%, 02/15/29(b)	900	927,411
6.50%, 07/18/28(b)	780	814,633
Aircastle Ltd./Aircastle Ireland DAC
5.25%, 03/15/30(b)	70	70,311
5.75%, 10/01/31(b)	750	767,985
Ally Financial Inc.
2.20%, 11/02/28	1,655	1,503,633
4.75%, 06/09/27(a)	1,140	1,138,244
5.54%, 01/17/31(d)	330	331,651
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)(d)	770	778,608
6.85%, 01/03/30, (1-day SOFR + 2.282%)(d)	1,200	1,261,240
6.99%, 06/13/29, (1-day SOFR + 3.260%)(d)	724	761,945
7.10%, 11/15/27(a)	1,304	1,375,390
8.00%, 11/01/31	3,420	3,862,187
American Express Co.
1.65%, 11/04/26	1,790	1,710,486
2.55%, 03/04/27	3,263	3,147,401
3.13%, 05/20/26	1,558	1,535,223
3.30%, 05/03/27	3,229	3,154,897
4.05%, 05/03/29	1,600	1,578,231
4.05%, 12/03/42(a)	1,605	1,377,666
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)(d)	1,980	1,917,066
4.99%, 05/26/33, (1-day SOFR + 2.255%)(d)	1,251	1,247,017
5.04%, 07/26/28, (1-day SOFR + 0.930%)(d)	1,190	1,203,211
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)(d)	1,990	2,002,073
5.09%, 01/30/31(d)	1,190	1,204,815
5.10%, 02/16/28, (1-day SOFR + 1.000%)(d)	1,520	1,537,043
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(d)	1,930	1,973,335
5.28%, 07/26/35, (1-day SOFR + 1.420%)(d)	2,225	2,242,517
5.39%, 07/28/27, (1-day SOFR + 0.970%)(d)	1,055	1,067,674
5.44%, 01/30/36(d)	1,200	1,222,120
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(d)	1,840	1,895,511
5.63%, 07/28/34, (1-day SOFR + 1.930%)(d)	435	444,894
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(d)	1,930	1,953,267
5.85%, 11/05/27(a)	2,255	2,335,479
5.92%, 04/25/35, (1-day SOFR + 1.630%)(d)	860	892,391
6.49%, 10/30/31, (1-day SOFR + 1.940%)(d)	1,145	1,239,132
American Express Credit Corp., 3.30%, 05/03/27	575	562,160
Ameriprise Financial Inc.
2.88%, 09/15/26	861	842,506
4.50%, 05/13/32	780	761,625
5.15%, 05/15/33	1,125	1,136,398
5.20%, 04/15/35	700	703,200
5.70%, 12/15/28(a)	970	1,007,315
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,035	954,718
Apollo Global Management Inc.
5.80%, 05/21/54	1,160	1,179,861
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)(d)	20	19,479
6.38%, 11/15/33	625	684,200
Ares Finance Co. II LLC, 3.25%, 06/15/30(a)(b)	765	711,050
Security	Par (000)	Value
Diversified Financial Services (continued)
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(a)(b)(d)	$895	$862,470
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	315	228,700
Ares Management Corp.
5.60%, 10/11/54(a)	1,050	1,017,890
6.38%, 11/10/28	425	447,417
Aviation Capital Group LLC
1.95%, 09/20/26(b)	1,317	1,260,767
3.50%, 11/01/27(b)	1,030	992,387
5.38%, 07/15/29(b)	830	839,965
6.25%, 04/15/28(a)(b)	750	778,485
6.38%, 07/15/30(a)(b)	834	880,076
6.75%, 10/25/28(a)(b)	680	720,270
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(a)(b)	2,973	2,782,779
2.75%, 02/21/28(a)(b)	1,045	981,555
3.25%, 02/15/27(b)	1,010	978,858
4.25%, 04/15/26(b)	1,380	1,371,247
4.38%, 05/01/26(b)	1,005	999,702
4.95%, 01/15/28(b)	475	473,679
5.15%, 01/15/30(b)	630	625,221
5.75%, 03/01/29(a)(b)	1,628	1,661,835
5.75%, 11/15/29(a)(b)	1,415	1,445,057
6.38%, 05/04/28(b)	1,625	1,684,018
BGC Group Inc.
6.60%, 06/10/29	380	392,982
8.00%, 05/25/28	530	568,374
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	658	547,054
1.63%, 08/05/28(a)(b)	918	832,929
2.00%, 01/30/32(b)	1,408	1,159,834
2.50%, 01/10/30(b)	973	882,634
2.55%, 03/30/32(b)	655	560,003
2.80%, 09/30/50(b)	612	384,588
2.85%, 08/05/51(b)	830	518,683
3.15%, 10/02/27(a)(b)	697	677,252
3.20%, 01/30/52(b)	1,505	1,026,925
3.50%, 09/10/49(a)(b)	810	587,085
4.00%, 10/02/47(b)	379	303,450
4.45%, 07/15/45(b)	430	372,232
5.00%, 06/15/44(b)	521	487,199
5.90%, 11/03/27(a)(b)	1,040	1,074,038
6.20%, 04/22/33(a)(b)	1,645	1,758,307
6.25%, 08/15/42(b)	436	460,829
Blue Owl Finance LLC
3.13%, 06/10/31(a)	938	830,971
4.13%, 10/07/51(a)	600	449,075
4.38%, 02/15/32(a)	800	752,989
6.25%, 04/18/34(a)	665	693,385
BOC Aviation Ltd.
2.63%, 09/17/30(b)	765	693,828
3.00%, 09/11/29(a)(b)	1,411	1,322,377
3.50%, 09/18/27(a)(b)	1,195	1,166,697
3.88%, 04/27/26(b)	1,500	1,489,489
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	680	681,587
4.88%, 05/03/33(a)(b)	1,050	1,060,457
5.25%, 01/14/30(a)(b)	620	638,977
5.75%, 11/09/28(a)(b)	1,430	1,488,561
Brookfield Capital Finance LLC, 6.09%, 06/14/33	654	687,176
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	$1,660	$1,405,561
Brookfield Finance Inc.
2.72%, 04/15/31(a)	905	805,502
3.50%, 03/30/51	1,020	723,022
3.63%, 02/15/52	775	562,687
3.90%, 01/25/28	1,894	1,861,012
4.25%, 06/02/26	952	949,227
4.35%, 04/15/30	1,194	1,167,412
4.70%, 09/20/47	1,418	1,260,257
4.85%, 03/29/29	1,576	1,584,331
5.68%, 01/15/35(a)	675	693,327
5.97%, 03/04/54	1,610	1,675,550
6.35%, 01/05/34	820	875,595
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	1,254	883,461
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	780	772,422
7.20%, 12/12/28(b)	1,075	1,141,765
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(d)	1,841	1,755,688
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)(d)	1,559	1,295,623
2.62%, 11/02/32, (1-day SOFR + 1.265%)(d)	945	807,600
3.27%, 03/01/30, (1-day SOFR + 1.790%)(d)	2,060	1,934,319
3.65%, 05/11/27	1,937	1,897,869
3.75%, 07/28/26	1,975	1,950,497
3.75%, 03/09/27	2,441	2,398,789
3.80%, 01/31/28	2,504	2,448,442
4.93%, 05/10/28, (1-day SOFR + 2.057%)(d)	1,895	1,901,259
5.25%, 07/26/30, (1-day SOFR + 2.600%)(d)	935	946,694
5.27%, 05/10/33, (1-day SOFR + 2.370%)(d)	1,703	1,697,172
5.46%, 07/26/30, (1-day SOFR +1.560%)(d)	895	912,401
5.47%, 02/01/29, (1-day SOFR + 2.080%)(d)	1,395	1,421,770
5.70%, 02/01/30, (1-day SOFR + 1.905%)(d)	840	862,326
5.82%, 02/01/34, (1-day SOFR + 2.600%)(d)	1,925	1,969,271
5.88%, 07/26/35, (1-day SOFR +1.990%)(d)	1,420	1,457,165
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)(d)	1,555	1,617,373
6.31%, 06/08/29, (1-day SOFR + 2.640%)(d)	1,880	1,958,587
6.38%, 06/08/34, (1-day SOFR + 2.860%)(d)	2,535	2,690,305
7.15%, 10/29/27, (1-day SOFR + 2.440%)(d)	730	757,360
7.62%, 10/30/31, (1-day SOFR + 3.070%)(d)	2,395	2,681,688
Cboe Global Markets Inc.
1.63%, 12/15/30	803	679,387
3.00%, 03/16/32	1,395	1,239,659
3.65%, 01/12/27	1,165	1,150,035
Charles Schwab Corp. (The)
1.15%, 05/13/26	1,535	1,477,784
1.65%, 03/11/31	1,109	930,140
1.95%, 12/01/31	1,517	1,269,341
2.00%, 03/20/28(a)	2,230	2,076,343
2.30%, 05/13/31(a)	1,150	1,001,294
2.45%, 03/03/27	2,109	2,030,016
2.75%, 10/01/29	667	616,013
2.90%, 03/03/32	1,660	1,462,376
3.20%, 03/02/27	1,185	1,159,323
3.20%, 01/25/28(a)	1,110	1,073,225
3.25%, 05/22/29	1,235	1,173,848
3.30%, 04/01/27	1,199	1,172,910
4.00%, 02/01/29	1,194	1,171,012
Security	Par (000)	Value
Diversified Financial Services (continued)
4.63%, 03/22/30(a)	$650	$656,058
5.64%, 05/19/29, (1-day SOFR + 2.210%)(d)	1,612	1,658,896
5.85%, 05/19/34, (1-day SOFR + 2.500%)(d)	1,175	1,229,493
5.88%, 08/24/26	1,551	1,580,042
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)(d)	1,740	1,860,845
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)(d)	1,854	1,955,692
CI Financial Corp.
3.20%, 12/17/30(a)	1,420	1,238,186
4.10%, 06/15/51(a)	110	78,949
7.50%, 05/30/29(b)	210	221,304
Citadel Finance LLC
3.38%, 03/09/26(b)	1,215	1,192,318
5.90%, 02/10/30(b)	2,605	2,615,321
Citadel LP
4.88%, 01/15/27(a)(b)	808	805,005
6.00%, 01/23/30(a)(b)	80	81,499
6.38%, 01/23/32(b)	685	706,567
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	20	20,378
CME Group Inc.
2.65%, 03/15/32	1,160	1,019,721
3.75%, 06/15/28(a)	1,157	1,138,667
4.15%, 06/15/48(a)	1,121	962,871
5.30%, 09/15/43	1,216	1,241,759
Credit Suisse USA LLC, 7.13%, 07/15/32	1,188	1,340,711
Discover Financial Services
4.10%, 02/09/27	1,758	1,737,087
6.70%, 11/29/32	1,305	1,414,565
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(d)	1,310	1,516,352
Eaton Vance Corp., 3.50%, 04/06/27	661	647,830
Enact Holdings Inc., 6.25%, 05/28/29	815	838,913
FMR LLC
5.15%, 02/01/43(b)	247	240,077
6.45%, 11/15/39(b)	770	871,688
6.50%, 12/14/40(b)	315	352,962
7.57%, 06/15/29(b)	1,200	1,329,723
Franklin Resources Inc.
1.60%, 10/30/30(a)	1,397	1,180,836
2.95%, 08/12/51(a)	540	349,808
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	270	267,213
Invesco Finance PLC, 5.38%, 11/30/43	430	418,676
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	330	322,995
Jefferies Financial Group Inc.
2.63%, 10/15/31	1,497	1,282,970
2.75%, 10/15/32	775	646,805
4.15%, 01/23/30	1,601	1,540,058
4.85%, 01/15/27	1,268	1,270,187
5.88%, 07/21/28	1,760	1,814,927
6.20%, 04/14/34	2,050	2,134,588
6.25%, 01/15/36(a)	845	873,591
6.45%, 06/08/27	632	654,859
6.50%, 01/20/43(a)	614	652,196
6.63%, 10/23/43(a)	430	455,073
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	1,038	1,018,294
Lazard Group LLC
3.63%, 03/01/27	741	726,043

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.38%, 03/11/29(a)	$972	$957,002
4.50%, 09/19/28	766	757,984
6.00%, 03/15/31	410	427,734
Legg Mason Inc., 5.63%, 01/15/44	796	796,425
LPL Holdings Inc.
4.00%, 03/15/29(b)	1,675	1,605,421
4.38%, 05/15/31(a)(b)	580	551,948
4.63%, 11/15/27(b)	790	780,319
5.70%, 05/20/27	1,010	1,028,108
6.00%, 05/20/34(a)	550	566,144
6.75%, 11/17/28(a)	370	391,397
LSEG U.S. Fin Corp.
4.88%, 03/28/27(b)	860	865,911
5.30%, 03/28/34(b)	750	760,950
LSEGA Financing PLC
1.38%, 04/06/26(b)	1,757	1,698,668
2.00%, 04/06/28(b)	1,763	1,630,104
2.50%, 04/06/31(b)	1,018	892,735
3.20%, 04/06/41(b)	881	679,432
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	720	713,963
6.40%, 03/26/29(b)	690	714,688
6.50%, 03/26/31(b)	620	647,648
8.13%, 03/30/29(b)	70	73,628
8.38%, 05/01/28(b)	205	214,392
Marex Group PLC, 6.40%, 11/04/29	705	722,037
Mastercard Inc.
1.90%, 03/15/31	1,025	887,215
2.00%, 11/18/31	1,310	1,115,644
2.95%, 11/21/26	1,240	1,215,008
2.95%, 06/01/29	1,790	1,692,507
2.95%, 03/15/51	1,096	737,596
3.30%, 03/26/27	1,938	1,902,351
3.35%, 03/26/30	2,405	2,279,306
3.50%, 02/26/28	1,081	1,061,761
3.65%, 06/01/49	1,557	1,211,087
3.80%, 11/21/46(a)	920	751,011
3.85%, 03/26/50	2,174	1,748,991
3.95%, 02/26/48	745	613,201
4.10%, 01/15/28(a)	965	962,470
4.35%, 01/15/32	1,160	1,138,261
4.55%, 03/15/28	245	247,023
4.55%, 01/15/35	975	952,230
4.85%, 03/09/33	1,185	1,194,222
4.88%, 03/09/28	1,105	1,124,438
4.88%, 05/09/34	1,100	1,105,287
4.95%, 03/15/32	700	711,245
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	1,095	1,103,175
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	30	30,418
5.66%, 02/28/33(a)(b)	775	796,659
5.81%, 09/12/28(a)(b)	505	521,809
Nasdaq Inc.
1.65%, 01/15/31	1,116	942,019
2.50%, 12/21/40	1,074	740,808
3.25%, 04/28/50	905	623,834
3.85%, 06/30/26	943	935,535
3.95%, 03/07/52	704	554,510
5.35%, 06/28/28	1,665	1,705,655
5.55%, 02/15/34	1,817	1,883,026
5.95%, 08/15/53(a)	1,405	1,462,164
Security	Par (000)	Value
Diversified Financial Services (continued)
6.10%, 06/28/63	$650	$677,894
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27(a)(b)	653	648,664
4.88%, 04/15/45(a)(b)	440	379,351
Nomura Holdings Inc.
1.65%, 07/14/26	1,960	1,883,469
2.17%, 07/14/28	1,734	1,594,106
2.33%, 01/22/27	1,920	1,839,450
2.61%, 07/14/31	1,540	1,339,903
2.68%, 07/16/30	1,599	1,427,094
2.71%, 01/22/29	965	894,097
3.00%, 01/22/32	1,090	956,836
3.10%, 01/16/30	2,310	2,130,282
5.39%, 07/06/27	870	882,565
5.59%, 07/02/27(a)	810	825,210
5.61%, 07/06/29	835	859,463
5.78%, 07/03/34(a)	1,145	1,183,379
5.84%, 01/18/28	915	942,066
6.07%, 07/12/28	1,715	1,782,162
6.09%, 07/12/33(a)	930	984,073
6.18%, 01/18/33	740	785,155
Nuveen LLC
4.00%, 11/01/28(b)	1,905	1,869,846
5.55%, 01/15/30(b)	915	941,672
5.85%, 04/15/34(b)	640	659,390
ORIX Corp.
2.25%, 03/09/31(a)	885	766,336
3.70%, 07/18/27	520	510,189
4.00%, 04/13/32(a)	665	626,797
4.65%, 09/10/29	555	554,781
5.00%, 09/13/27(a)	425	429,491
5.20%, 09/13/32(a)	680	691,882
5.40%, 02/25/35	700	710,397
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	1,081	1,029,599
6.15%, 12/06/28(a)(b)	990	1,030,475
Radian Group Inc.
4.88%, 03/15/27	1,125	1,121,992
6.20%, 05/15/29	710	733,168
Raymond James Financial Inc.
3.75%, 04/01/51	1,280	950,685
4.65%, 04/01/30	892	891,422
4.95%, 07/15/46	1,204	1,103,049
REC Ltd.
4.75%, 09/27/29(b)	135	133,834
5.63%, 04/11/28(b)	260	265,263
Stifel Financial Corp., 4.00%, 05/15/30	785	750,679
SURA Asset Management SA, 4.38%, 04/11/27(b)	170	169,067
Synchrony Financial
2.88%, 10/28/31(a)	1,245	1,062,648
3.70%, 08/04/26	709	697,595
3.95%, 12/01/27	1,301	1,268,552
5.15%, 03/19/29	1,173	1,169,145
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(d)	830	847,475
TPG Operating Group II LP, 5.88%, 03/05/34	255	263,848
USAA Capital Corp.
2.13%, 05/01/30(a)(b)	677	599,521
5.25%, 06/01/27(a)(b)	470	479,598
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Visa Inc.
0.75%, 08/15/27	$884	$815,608
1.10%, 02/15/31(a)	1,639	1,361,309
1.90%, 04/15/27	2,333	2,226,319
2.00%, 08/15/50	2,692	1,500,682
2.05%, 04/15/30	2,568	2,290,181
2.70%, 04/15/40	1,568	1,182,587
2.75%, 09/15/27	1,315	1,267,584
3.65%, 09/15/47	1,592	1,261,638
4.15%, 12/14/35	2,179	2,065,236
4.30%, 12/14/45	4,332	3,826,570
Voya Financial Inc.
3.65%, 06/15/26	990	978,254
4.70%, 01/23/48(d)	594	564,057
4.80%, 06/15/46	693	607,136
5.00%, 09/20/34(a)	585	570,136
5.70%, 07/15/43	451	445,543
Western Union Co. (The)
1.35%, 03/15/26	901	868,862
2.75%, 03/15/31	726	627,988
6.20%, 11/17/36(a)	713	732,417
6.20%, 06/21/40(a)	545	555,150
		396,821,116
Electric — 8.6%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	1,145	1,053,098
3.40%, 04/29/51(b)	1,555	1,088,786
4.00%, 10/03/49(b)	1,220	963,112
4.38%, 06/22/26(b)	640	637,482
4.38%, 01/24/29(b)	65	64,112
4.38%, 10/09/31(b)	170	164,374
4.70%, 04/24/33(a)(b)	1,840	1,792,859
4.75%, 03/09/37(b)	1,155	1,101,806
4.88%, 04/23/30(b)	472	472,708
6.50%, 10/27/36(a)(b)	1,274	1,409,416
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	300	247,046
3.95%, 02/12/30(b)	372	321,333
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(a)(b)	550	529,318
4.25%, 05/21/36(b)	362	301,744
AEP Texas Inc.
3.45%, 05/15/51	707	488,457
3.80%, 10/01/47	492	366,610
3.95%, 06/01/28	709	692,877
4.70%, 05/15/32	840	819,931
5.25%, 05/15/52	710	651,946
5.40%, 06/01/33	445	449,517
5.45%, 05/15/29	630	645,699
5.70%, 05/15/34	610	623,149
Series E, 6.65%, 02/15/33(a)	494	539,234
Series G, 4.15%, 05/01/49	455	355,836
Series H, 3.45%, 01/15/50	728	509,447
Series I, 2.10%, 07/01/30	1,097	956,981
AEP Transmission Co. LLC
3.10%, 12/01/26	752	734,775
3.15%, 09/15/49	310	210,417
3.75%, 12/01/47	894	689,309
3.80%, 06/15/49	575	439,744
4.00%, 12/01/46	535	431,131
4.25%, 09/15/48	540	444,516
Security	Par (000)	Value
Electric (continued)
4.50%, 06/15/52	$755	$645,698
5.15%, 04/01/34	680	682,332
5.40%, 03/15/53	955	939,249
Series M, 3.65%, 04/01/50	790	590,049
Series N, 2.75%, 08/15/51(a)	707	441,877
AES Andes SA, 6.30%, 03/15/29(b)	185	188,298
AES Corp. (The)
2.45%, 01/15/31(a)	1,635	1,399,840
3.95%, 07/15/30(a)(b)	1,109	1,043,716
5.45%, 06/01/28	1,805	1,836,376
Alabama Power Co.
3.00%, 03/15/52	1,055	690,686
3.05%, 03/15/32	635	568,302
3.13%, 07/15/51	975	654,873
3.45%, 10/01/49	799	578,561
3.75%, 09/01/27	1,060	1,043,191
3.75%, 03/01/45	1,151	912,044
3.85%, 12/01/42	505	415,095
3.94%, 09/01/32	637	601,713
4.10%, 01/15/42(a)	345	290,768
4.15%, 08/15/44	481	407,097
4.30%, 01/02/46	620	530,669
5.50%, 03/15/41	240	242,241
5.70%, 02/15/33(a)	299	313,023
5.85%, 11/15/33	485	511,973
6.00%, 03/01/39	766	817,568
6.13%, 05/15/38	385	418,908
Series 11-C, 5.20%, 06/01/41(a)	346	334,686
Series 20-A, 1.45%, 09/15/30	845	716,790
Series A, 4.30%, 07/15/48(a)	841	705,368
Series B, 3.70%, 12/01/47	926	707,037
Alexander Funding Trust II, 7.47%, 07/31/28(b)	895	953,245
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)(b)	1,135	872,326
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	180	181,235
Alliant Energy Finance LLC
3.60%, 03/01/32(b)	554	503,901
4.25%, 06/15/28(a)(b)	660	647,876
5.40%, 06/06/27(b)	785	792,667
5.95%, 03/30/29(a)(b)	580	600,789
Ameren Corp.
1.75%, 03/15/28	940	863,878
1.95%, 03/15/27	1,180	1,121,660
3.50%, 01/15/31	1,224	1,138,881
5.00%, 01/15/29	1,285	1,296,669
5.70%, 12/01/26	980	996,931
Ameren Illinois Co.
1.55%, 11/15/30	580	491,320
2.90%, 06/15/51	580	378,088
3.25%, 03/15/50	510	360,214
3.70%, 12/01/47	812	631,421
3.80%, 05/15/28	735	721,328
3.85%, 09/01/32(a)	805	754,591
4.15%, 03/15/46	780	656,490
4.30%, 07/01/44	288	247,881
4.50%, 03/15/49	634	551,088
4.80%, 12/15/43(a)	485	441,363
4.95%, 06/01/33	570	571,355
5.55%, 07/01/54	860	871,419
5.63%, 03/01/55	500	508,684
5.90%, 12/01/52	555	586,914

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
American Electric Power Co. Inc.
2.30%, 03/01/30	$815	$721,778
3.20%, 11/13/27(a)	913	881,313
3.25%, 03/01/50(a)	653	434,993
3.88%, 02/15/62, (5-year CMT + 2.675%)(d)	470	447,633
5.20%, 01/15/29	1,675	1,699,445
5.63%, 03/01/33	839	862,177
5.75%, 11/01/27	926	952,013
5.95%, 11/01/32	930	975,442
6.95%, 12/15/54, (5-year CMT + 2.675%)(d)	50	51,098
Series J, 4.30%, 12/01/28(a)	1,032	1,019,243
American Transmission Systems Inc.
2.65%, 01/15/32(b)	867	746,813
5.00%, 09/01/44(b)	578	542,127
Appalachian Power Co.
4.40%, 05/15/44	472	396,099
4.45%, 06/01/45(a)	498	414,246
4.50%, 08/01/32	935	895,723
5.65%, 04/01/34	635	646,133
7.00%, 04/01/38	633	703,838
Series AA, 2.70%, 04/01/31(a)	635	560,850
Series L, 5.80%, 10/01/35(a)	300	307,023
Series P, 6.70%, 08/15/37(a)	460	501,106
Series X, 3.30%, 06/01/27(a)	730	710,453
Series Y, 4.50%, 03/01/49	587	483,378
Series Z, 3.70%, 05/01/50	740	529,955
Arizona Public Service Co.
2.20%, 12/15/31(a)	822	694,175
2.55%, 09/15/26(a)	565	546,796
2.60%, 08/15/29	690	633,013
2.65%, 09/15/50	860	518,891
2.95%, 09/15/27(a)	590	566,279
3.35%, 05/15/50	700	489,206
3.50%, 12/01/49	635	449,288
3.75%, 05/15/46	635	485,140
4.20%, 08/15/48	510	412,684
4.25%, 03/01/49	496	403,486
4.35%, 11/15/45	725	606,952
4.50%, 04/01/42	745	650,647
4.70%, 01/15/44	95	82,903
5.05%, 09/01/41	390	361,639
5.50%, 09/01/35(a)	395	398,231
5.55%, 08/01/33	860	876,447
5.70%, 08/15/34	835	856,898
6.35%, 12/15/32	640	684,484
Atlantic City Electric Co.
2.30%, 03/15/31	750	651,736
4.00%, 10/15/28	827	813,222
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	14	14,323
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	315	310,369
Avangrid Inc., 3.80%, 06/01/29	1,629	1,567,738
Avista Corp.
4.00%, 04/01/52	635	488,026
4.35%, 06/01/48	690	586,956
Baltimore Gas & Electric Co.
2.25%, 06/15/31	680	590,458
2.40%, 08/15/26	672	653,812
2.90%, 06/15/50	520	335,287
3.20%, 09/15/49	649	442,112
3.50%, 08/15/46(a)	926	689,261
Security	Par (000)	Value
Electric (continued)
3.75%, 08/15/47	$574	$443,653
4.25%, 09/15/48	645	532,734
4.55%, 06/01/52	700	601,518
5.30%, 06/01/34	445	452,601
5.40%, 06/01/53	820	799,389
5.65%, 06/01/54(a)	525	525,817
6.35%, 10/01/36	452	492,965
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)(b)	390	343,149
Berkshire Hathaway Energy Co.
1.65%, 05/15/31(a)	805	670,286
2.85%, 05/15/51(a)	2,425	1,514,302
3.25%, 04/15/28	1,149	1,106,126
3.70%, 07/15/30	1,631	1,560,205
3.80%, 07/15/48	1,238	955,847
4.25%, 10/15/50	1,263	1,025,276
4.45%, 01/15/49	1,642	1,389,348
4.50%, 02/01/45	1,224	1,071,179
4.60%, 05/01/53(a)	1,275	1,085,319
5.15%, 11/15/43	943	910,463
5.95%, 05/15/37	669	706,145
6.13%, 04/01/36(a)	2,321	2,478,911
8.48%, 09/15/28	500	561,823
Black Hills Corp.
2.50%, 06/15/30	655	580,478
3.05%, 10/15/29	937	871,445
3.15%, 01/15/27	902	877,357
3.88%, 10/15/49	590	445,505
4.20%, 09/15/46(a)	395	321,597
4.35%, 05/01/33	604	569,248
5.95%, 03/15/28	725	751,279
6.00%, 01/15/35(a)	810	846,568
6.15%, 05/15/34	410	433,160
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	55	56,405
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	683	546,568
3.60%, 03/01/52	590	437,877
3.95%, 03/01/48	719	574,917
4.50%, 04/01/44	1,017	909,158
4.80%, 03/15/30	700	703,277
4.95%, 04/01/33	695	692,817
5.05%, 03/01/35	635	633,650
5.15%, 03/01/34(a)	620	623,075
5.20%, 10/01/28(a)	830	848,164
5.30%, 04/01/53(a)	695	674,178
Series AA, 3.00%, 02/01/27	500	486,571
Series AC, 4.25%, 02/01/49	1,156	960,968
Series AD, 2.90%, 07/01/50(a)	661	429,832
Series AE, 2.35%, 04/01/31	740	648,186
Series AF, 3.35%, 04/01/51	865	613,195
Series AG, 3.00%, 03/01/32	325	289,526
Series ai., 4.45%, 10/01/32	660	641,149
Series AJ, 4.85%, 10/01/52	565	514,785
Series K2, 6.95%, 03/15/33	670	754,065
Series Z, 2.40%, 09/01/26	706	686,137
CenterPoint Energy Inc.
1.45%, 06/01/26	852	820,952
2.65%, 06/01/31	655	576,563
2.95%, 03/01/30	747	681,813
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.70%, 09/01/49(a)	$590	$434,455
5.25%, 08/10/26(a)	515	520,562
5.40%, 06/01/29	830	850,218
6.70%, 05/15/55, (5-year CMT + 2.586%)(d)	590	585,059
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(d)	110	112,381
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(d)	25	25,226
CEZ A/S, 5.63%, 04/03/42(b)	65	58,431
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	200	196,510
Cleco Corporate Holdings LLC
3.38%, 09/15/29(a)	444	408,425
3.74%, 05/01/26(a)	178	175,163
4.97%, 05/01/46(a)	542	473,308
Cleco Power LLC
6.00%, 12/01/40(a)	385	402,699
6.50%, 12/01/35(a)	382	419,828
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	470	452,102
4.55%, 11/15/30(a)(b)	655	639,235
5.95%, 12/15/36	492	511,870
CMS Energy Corp.
2.95%, 02/15/27	527	511,271
3.00%, 05/15/26	532	521,877
3.45%, 08/15/27	965	942,245
3.75%, 12/01/50, (5-year CMT + 2.900%)(d)	601	529,642
4.70%, 03/31/43	487	430,861
4.75%, 06/01/50, (5-year CMT + 4.116%)(d)	864	818,977
4.88%, 03/01/44	433	395,522
Colbun SA
3.15%, 03/06/30(a)(b)	505	456,105
3.15%, 01/19/32(b)	390	337,487
3.95%, 10/11/27(b)	622	605,369
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	415	416,317
Comision Federal de Electricidad
3.35%, 02/09/31(b)	1,675	1,414,452
3.88%, 07/26/33(b)	1,576	1,288,223
4.68%, 02/09/51(b)	967	660,717
4.69%, 05/15/29(b)	1,487	1,415,449
4.75%, 02/23/27(a)(b)	660	653,422
5.70%, 01/24/30(b)	205	199,436
5.75%, 02/14/42(a)(b)	742	651,267
6.13%, 06/16/45(b)	20	17,467
6.26%, 02/15/52(a)(b)	1,225	1,044,434
6.45%, 01/24/35(b)	1,325	1,271,679
Commonwealth Edison Co.
2.20%, 03/01/30	642	574,446
2.55%, 06/15/26	931	910,919
3.00%, 03/01/50	851	564,329
3.15%, 03/15/32	395	353,508
3.65%, 06/15/46	734	564,589
3.70%, 08/15/28(a)	1,009	984,608
3.70%, 03/01/45	807	634,651
3.80%, 10/01/42	459	372,666
4.00%, 03/01/48	1,220	976,028
4.00%, 03/01/49	675	536,538
4.35%, 11/15/45	570	487,775
4.60%, 08/15/43	427	383,546
4.70%, 01/15/44	565	510,583
4.90%, 02/01/33(a)	270	270,815
Security	Par (000)	Value
Electric (continued)
5.30%, 06/01/34	$370	$378,820
5.30%, 02/01/53	705	682,552
5.65%, 06/01/54	495	502,797
6.45%, 01/15/38	739	816,135
Series 122, 2.95%, 08/15/27	880	849,587
Series 123, 3.75%, 08/15/47	826	642,803
Series 127, 3.20%, 11/15/49	566	389,164
Series 130, 3.13%, 03/15/51	910	610,629
Series 131, 2.75%, 09/01/51	760	471,793
Series 133, 3.85%, 03/15/52	725	555,010
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	1,135	909,985
4.30%, 04/15/44	680	588,602
4.65%, 01/01/29(a)	585	588,099
4.90%, 07/01/33	630	628,509
4.95%, 01/15/30	800	810,143
4.95%, 08/15/34	780	778,434
5.25%, 01/15/53(a)	800	776,959
Series A, 2.05%, 07/01/31	101	86,191
Series A, 3.20%, 03/15/27	852	831,526
Series A, 4.15%, 06/01/45	420	352,627
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	1,402	1,230,014
3.20%, 12/01/51	1,090	737,378
3.60%, 06/15/61	960	675,744
3.70%, 11/15/59	930	659,435
3.80%, 05/15/28	905	884,599
3.85%, 06/15/46	919	725,771
3.95%, 03/01/43	950	782,282
4.45%, 03/15/44	1,289	1,125,968
4.50%, 12/01/45	1,115	972,558
4.50%, 05/15/58	859	712,203
4.63%, 12/01/54	905	781,858
5.13%, 03/15/35	50	50,242
5.20%, 03/01/33(a)	780	795,778
5.38%, 05/15/34(a)	965	992,522
5.50%, 03/15/34	1,160	1,201,867
5.50%, 03/15/55(a)	900	886,234
5.70%, 06/15/40	485	501,155
5.70%, 05/15/54	1,465	1,485,629
5.90%, 11/15/53	1,255	1,307,124
6.15%, 11/15/52	670	719,501
Series 05-A, 5.30%, 03/01/35	509	519,025
Series 06-A, 5.85%, 03/15/36	655	691,054
Series 06-B, 6.20%, 06/15/36	550	596,388
Series 06-E, 5.70%, 12/01/36(a)	395	410,526
Series 07-A, 6.30%, 08/15/37(a)	853	934,574
Series 08-B, 6.75%, 04/01/38	899	1,019,871
Series 09-C, 5.50%, 12/01/39	733	741,176
Series 12-A, 4.20%, 03/15/42	699	599,775
Series 2017, 3.88%, 06/15/47	904	706,373
Series 20A, 3.35%, 04/01/30(a)	1,231	1,160,991
Series 20B, 3.95%, 04/01/50	1,535	1,222,637
Series A, 4.13%, 05/15/49	915	736,624
Series B, 2.90%, 12/01/26	725	705,024
Series B, 3.13%, 11/15/27	642	620,350
Series C, 3.00%, 12/01/60	665	405,527
Series C, 4.00%, 11/15/57	365	277,851
Series C, 4.30%, 12/01/56(a)	711	570,816
Series D, 4.00%, 12/01/28	815	803,072
Series E, 4.65%, 12/01/48	1,128	990,153

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	$1,250	$1,180,529
5.20%, 04/11/38(b)	625	587,324
Constellation Energy Generation LLC
5.60%, 03/01/28	1,335	1,369,624
5.60%, 06/15/42(a)	1,205	1,180,772
5.75%, 10/01/41	761	758,586
5.75%, 03/15/54	1,310	1,289,647
5.80%, 03/01/33	840	871,320
6.13%, 01/15/34	1,035	1,094,629
6.25%, 10/01/39	1,170	1,236,165
6.50%, 10/01/53	1,315	1,414,348
Consumers Energy Co.
2.50%, 05/01/60	435	243,719
3.10%, 08/15/50	935	653,300
3.25%, 08/15/46	605	452,424
3.50%, 08/01/51	955	714,434
3.60%, 08/15/32	390	361,632
3.75%, 02/15/50	568	446,842
3.80%, 11/15/28	516	503,718
3.95%, 05/15/43	615	517,206
3.95%, 07/15/47	610	496,555
4.05%, 05/15/48(a)	880	727,378
4.10%, 11/15/45	120	99,152
4.20%, 09/01/52	475	394,973
4.35%, 04/15/49	881	760,912
4.35%, 08/31/64	440	359,821
4.60%, 05/30/29	450	451,241
4.63%, 05/15/33	1,095	1,076,321
4.65%, 03/01/28	760	765,555
4.70%, 01/15/30	505	507,295
4.90%, 02/15/29	945	957,507
Dayton Power & Light Co. (The), 3.95%, 06/15/49	840	642,308
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	345	284,541
4.15%, 05/15/45	526	435,876
Dominion Energy Inc.
4.25%, 06/01/28	878	869,037
4.35%, 08/15/32	240	229,376
4.70%, 12/01/44	730	637,356
4.85%, 08/15/52(a)	890	778,774
5.38%, 11/15/32	1,045	1,063,489
6.63%, 05/15/55(d)	1,500	1,514,029
7.00%, 06/15/38(a)	521	593,562
Series A, 1.45%, 04/15/26	948	916,386
Series A, 4.60%, 03/15/49	649	548,529
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(d)	75	77,723
Series B, 3.30%, 04/15/41	850	643,174
Series B, 3.60%, 03/15/27	685	671,660
Series B, 5.95%, 06/15/35	800	840,155
Series C, 2.25%, 08/15/31	1,585	1,343,655
Series C, 3.38%, 04/01/30	1,976	1,845,344
Series C, 4.05%, 09/15/42	649	526,914
Series C, 4.90%, 08/01/41	856	782,306
Series D, 2.85%, 08/15/26	779	761,025
Series E, 6.30%, 03/15/33	560	601,037
Series F, 5.25%, 08/01/33	784	784,060
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	737	666,190
Security	Par (000)	Value
Electric (continued)
5.10%, 06/01/65	$655	$591,806
5.30%, 05/15/33	570	582,744
5.45%, 02/01/41	540	540,742
6.05%, 01/15/38	826	887,002
6.25%, 10/15/53	620	679,726
6.63%, 02/01/32	497	546,931
Series 2025, 5.30%, 01/15/35	715	728,915
Series A, 2.30%, 12/01/31	925	795,540
DTE Electric Co.
2.25%, 03/01/30	589	527,036
2.95%, 03/01/50	765	517,736
3.70%, 03/15/45	558	444,179
3.70%, 06/01/46	649	510,553
3.75%, 08/15/47	882	693,944
3.95%, 06/15/42	424	352,030
3.95%, 03/01/49(a)	899	728,749
4.30%, 07/01/44	520	452,728
4.85%, 12/01/26	920	929,407
5.20%, 04/01/33	970	985,096
5.20%, 03/01/34	770	781,821
5.40%, 04/01/53(a)	925	927,516
5.70%, 10/01/37(a)	241	250,055
Series A, 1.90%, 04/01/28	825	764,838
Series A, 3.00%, 03/01/32	790	709,286
Series A, 4.00%, 04/01/43(a)	478	400,654
Series A, 4.05%, 05/15/48	790	655,765
Series A, 6.63%, 06/01/36	160	177,875
Series B, 3.25%, 04/01/51	712	503,941
Series B, 3.65%, 03/01/52	592	448,742
Series C, 2.63%, 03/01/31	783	698,667
DTE Energy Co.
2.85%, 10/01/26	1,000	974,981
2.95%, 03/01/30	729	667,578
4.88%, 06/01/28	1,270	1,279,859
4.95%, 07/01/27	1,195	1,204,495
5.10%, 03/01/29	1,675	1,694,820
5.20%, 04/01/30	1,425	1,445,204
5.85%, 06/01/34	1,265	1,316,973
Series C, 3.40%, 06/15/29	953	902,624
Duke Energy Carolinas LLC
2.45%, 08/15/29	881	808,250
2.45%, 02/01/30(a)	893	809,739
2.55%, 04/15/31	562	496,610
2.85%, 03/15/32	715	629,931
2.95%, 12/01/26	1,206	1,179,630
3.20%, 08/15/49	1,054	727,935
3.45%, 04/15/51	690	496,546
3.55%, 03/15/52	902	656,671
3.70%, 12/01/47	902	694,892
3.75%, 06/01/45	759	602,573
3.88%, 03/15/46	718	577,514
3.95%, 11/15/28	1,107	1,089,111
3.95%, 03/15/48	814	648,477
4.00%, 09/30/42(a)	882	735,321
4.25%, 12/15/41	945	820,399
4.85%, 03/15/30	460	465,271
4.85%, 01/15/34(a)	750	741,584
4.95%, 01/15/33	1,730	1,733,778
5.25%, 03/15/35(a)	805	816,879
5.30%, 02/15/40	1,077	1,079,884
5.35%, 01/15/53	1,305	1,273,260
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.40%, 01/15/54	$1,311	$1,290,242
6.00%, 01/15/38	777	832,014
6.05%, 04/15/38	757	817,268
6.10%, 06/01/37	786	839,371
6.45%, 10/15/32(a)	715	785,337
Series A, 6.00%, 12/01/28	912	958,355
Duke Energy Corp.
2.45%, 06/01/30	1,048	930,494
2.55%, 06/15/31	1,394	1,216,432
2.65%, 09/01/26	1,747	1,701,150
3.15%, 08/15/27	1,197	1,158,815
3.25%, 01/15/82, (5-year CMT + 2.321%)(d)	459	432,734
3.30%, 06/15/41	1,139	860,464
3.40%, 06/15/29	865	820,064
3.50%, 06/15/51	1,133	790,613
3.75%, 09/01/46	2,235	1,693,328
3.95%, 08/15/47	866	663,657
4.20%, 06/15/49	865	685,953
4.30%, 03/15/28	1,430	1,419,230
4.50%, 08/15/32(a)	1,565	1,515,730
4.80%, 12/15/45	882	782,698
4.85%, 01/05/27	660	664,792
4.85%, 01/05/29	840	845,836
5.00%, 12/08/27	1,105	1,118,532
5.00%, 08/15/52	1,655	1,477,077
5.45%, 06/15/34(a)	1,080	1,100,858
5.75%, 09/15/33(a)	1,060	1,108,638
5.80%, 06/15/54	1,075	1,076,307
6.10%, 09/15/53	1,120	1,165,937
6.45%, 09/01/54, (5-year CMT + 2.588%)(d)	800	807,241
Duke Energy Florida LLC
1.75%, 06/15/30	935	807,414
2.40%, 12/15/31	902	779,787
2.50%, 12/01/29	991	903,324
3.00%, 12/15/51	800	525,265
3.20%, 01/15/27	1,197	1,173,097
3.40%, 10/01/46	819	603,325
3.80%, 07/15/28(a)	778	763,986
3.85%, 11/15/42	592	483,267
4.20%, 07/15/48	637	529,515
5.65%, 04/01/40	490	511,585
5.88%, 11/15/33	930	985,742
5.95%, 11/15/52	739	765,353
6.20%, 11/15/53	960	1,036,556
6.35%, 09/15/37	904	988,514
6.40%, 06/15/38	1,183	1,309,512
Duke Energy Indiana LLC
2.75%, 04/01/50	955	604,705
3.75%, 05/15/46	769	592,879
5.25%, 03/01/34(a)	450	457,541
5.40%, 04/01/53	685	665,868
6.12%, 10/15/35	499	538,276
6.35%, 08/15/38	777	850,684
6.45%, 04/01/39	474	523,593
Series UUU, 4.20%, 03/15/42	275	231,798
Series WWW, 4.90%, 07/15/43	510	472,677
Series YYY, 3.25%, 10/01/49	742	513,641
Duke Energy Ohio Inc.
2.13%, 06/01/30	689	605,783
3.65%, 02/01/29	824	797,840
3.70%, 06/15/46	595	455,334
Security	Par (000)	Value
Electric (continued)
4.30%, 02/01/49	$609	$500,601
5.25%, 04/01/33	815	830,453
5.55%, 03/15/54	655	647,339
5.65%, 04/01/53	595	598,835
Duke Energy Progress LLC
2.00%, 08/15/31	1,070	908,219
2.50%, 08/15/50	802	479,508
2.90%, 08/15/51(a)	727	465,831
3.40%, 04/01/32	420	384,295
3.45%, 03/15/29	1,009	971,724
3.60%, 09/15/47(a)	776	583,610
3.70%, 09/01/28	866	844,665
3.70%, 10/15/46	691	525,952
4.00%, 04/01/52	650	515,122
4.10%, 05/15/42	749	632,822
4.10%, 03/15/43	654	551,892
4.15%, 12/01/44	802	671,564
4.20%, 08/15/45	939	788,023
4.38%, 03/30/44	608	529,187
5.10%, 03/15/34	775	782,699
5.25%, 03/15/33	670	682,860
5.35%, 03/15/53	750	725,964
6.30%, 04/01/38	610	667,145
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	622	548,249
2.78%, 01/07/32(a)(b)	695	595,050
3.62%, 08/01/27(b)	639	618,836
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	1,525	1,659,069
Edison International
4.13%, 03/15/28(a)	875	833,532
5.25%, 11/15/28(a)	770	751,289
5.25%, 03/15/32(a)	210	199,067
5.45%, 06/15/29(a)	755	738,648
5.75%, 06/15/27(a)	946	947,862
6.95%, 11/15/29(a)	845	871,939
EDP Finance BV, 1.71%, 01/24/28(a)(b)	1,602	1,471,525
El Paso Electric Co.
5.00%, 12/01/44(a)	489	431,017
6.00%, 05/15/35	729	751,817
Electricite de France SA
4.50%, 09/21/28(a)(b)	2,453	2,433,575
4.75%, 10/13/35(a)(b)	392	367,221
4.88%, 09/21/38(b)	720	660,135
4.88%, 01/22/44(b)	1,826	1,622,830
4.95%, 10/13/45(b)	1,474	1,310,165
5.00%, 09/21/48(a)(b)	2,019	1,789,515
5.25%, 10/13/55(b)	260	229,572
5.60%, 01/27/40(a)(b)	983	982,148
5.65%, 04/22/29(a)(b)	1,200	1,237,777
5.70%, 05/23/28(a)(b)	580	595,936
5.75%, 01/13/35(b)	900	914,546
5.95%, 04/22/34(a)(b)	1,200	1,249,350
6.00%, 04/22/64(b)	2,000	1,909,973
6.00%, 01/22/2114(a)(b)	702	677,766
6.25%, 05/23/33(a)(b)	1,095	1,161,827
6.38%, 01/13/55(b)	900	922,625
6.90%, 05/23/53(b)	1,580	1,742,948
6.95%, 01/26/39(a)(b)	1,784	1,996,561
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	235	246,253

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Emera U.S. Finance LP
2.64%, 06/15/31	$715	$620,932
3.55%, 06/15/26	1,340	1,319,287
4.75%, 06/15/46	1,806	1,543,965
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	170	157,552
Enel Americas SA, 4.00%, 10/25/26(a)	944	931,382
Enel Chile SA, 4.88%, 06/12/28	1,486	1,476,567
Enel Finance America LLC, 2.88%, 07/12/41(b)	1,335	930,091
Enel Finance International NV
1.63%, 07/12/26(b)	2,120	2,037,552
2.13%, 07/12/28(b)	1,765	1,619,654
2.50%, 07/12/31(b)	1,756	1,505,811
3.50%, 04/06/28(a)(b)	2,175	2,094,223
3.63%, 05/25/27(b)	1,565	1,528,902
4.63%, 06/15/27(b)	1,260	1,256,777
4.75%, 05/25/47(b)	1,455	1,262,757
4.88%, 06/14/29(a)(b)	1,190	1,194,714
5.00%, 06/15/32(a)(b)	1,740	1,720,268
5.13%, 06/26/29(b)	1,875	1,891,866
5.50%, 06/26/34(a)(b)	1,565	1,582,502
5.50%, 06/15/52(b)	1,613	1,529,607
6.00%, 10/07/39(b)	2,272	2,335,224
6.80%, 09/15/37(a)(b)	1,355	1,492,561
7.50%, 10/14/32(a)(b)	1,220	1,382,356
7.75%, 10/14/52(a)(b)	1,480	1,800,944
Engie Energia Chile SA
3.40%, 01/28/30(b)	310	279,525
6.38%, 04/17/34(b)	235	240,371
Engie SA
5.25%, 04/10/29(a)(b)	845	857,916
5.63%, 04/10/34(a)(b)	945	965,017
5.88%, 04/10/54(b)	55	55,675
Entergy Arkansas LLC
2.65%, 06/15/51	1,110	679,222
3.35%, 06/15/52	662	460,392
3.50%, 04/01/26	868	860,444
4.00%, 06/01/28	690	679,411
4.20%, 04/01/49	870	714,551
4.95%, 12/15/44	401	369,063
5.15%, 01/15/33	655	665,094
5.30%, 09/15/33	880	904,140
5.45%, 06/01/34	935	962,881
5.75%, 06/01/54	535	547,841
Entergy Corp.
1.90%, 06/15/28	1,120	1,027,651
2.40%, 06/15/31(a)	1,014	873,990
2.80%, 06/15/30	951	861,595
2.95%, 09/01/26	1,291	1,260,968
3.75%, 06/15/50	868	633,781
7.13%, 12/01/54, (5-year CMT + 2.670%)(d)	25	25,541
Entergy Louisiana LLC
1.60%, 12/15/30	561	472,450
2.35%, 06/15/32	714	607,667
2.40%, 10/01/26	804	779,473
2.90%, 03/15/51	1,063	678,878
3.05%, 06/01/31	633	576,305
3.10%, 06/15/41	430	320,680
3.12%, 09/01/27	1,066	1,033,493
3.25%, 04/01/28	779	750,179
4.00%, 03/15/33	1,554	1,455,965
Security	Par (000)	Value
Electric (continued)
4.20%, 09/01/48	$1,351	$1,098,779
4.20%, 04/01/50	865	702,450
4.75%, 09/15/52	725	646,156
4.95%, 01/15/45	734	668,622
5.15%, 09/15/34	1,020	1,020,086
5.35%, 03/15/34	830	845,021
5.70%, 03/15/54	795	806,792
5.80%, 03/15/55	1,170	1,194,088
Entergy Mississippi LLC
2.85%, 06/01/28	725	689,123
3.50%, 06/01/51	385	275,985
3.85%, 06/01/49	752	577,309
5.00%, 09/01/33	390	390,756
5.85%, 06/01/54	425	439,348
Entergy Texas Inc.
1.75%, 03/15/31	853	722,605
3.55%, 09/30/49	667	483,106
4.00%, 03/30/29	555	545,200
4.50%, 03/30/39(a)	556	509,866
5.00%, 09/15/52	365	333,791
5.15%, 06/01/45(a)	298	282,972
5.25%, 04/15/35	700	703,481
5.55%, 09/15/54	590	584,907
5.80%, 09/01/53	485	498,467
Evergy Inc.
2.90%, 09/15/29(a)	684	631,458
6.65%, 06/01/55(d)	70	69,929
Evergy Kansas Central Inc.
2.55%, 07/01/26	300	292,987
3.10%, 04/01/27	650	633,622
3.25%, 09/01/49	815	563,519
3.45%, 04/15/50	600	428,123
4.10%, 04/01/43	602	503,819
4.13%, 03/01/42	950	808,391
4.25%, 12/01/45	536	449,238
4.63%, 09/01/43	376	329,172
5.70%, 03/15/53	450	458,121
5.90%, 11/15/33	485	512,170
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	35	29,242
Evergy Metro Inc.
4.20%, 06/15/47	465	382,165
4.20%, 03/15/48	537	440,669
4.95%, 04/15/33	545	541,739
5.30%, 10/01/41	664	651,170
5.40%, 04/01/34	585	596,932
Series 2019, 4.13%, 04/01/49	572	461,641
Series 2020, 2.25%, 06/01/30	689	610,139
Series B, 6.05%, 11/15/35(a)	94	99,864
Evergy Missouri West Inc.
3.75%, 03/15/32(b)	342	313,303
5.15%, 12/15/27(a)(b)	770	779,587
5.65%, 06/01/34(b)	550	567,046
Eversource Energy
2.55%, 03/15/31	180	156,994
2.90%, 03/01/27	1,042	1,006,939
3.35%, 03/15/26(a)	440	432,465
3.38%, 03/01/32	885	789,843
3.45%, 01/15/50	870	617,577
4.60%, 07/01/27	910	908,840
4.75%, 05/15/26	485	485,928
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 01/01/27	$670	$674,602
5.13%, 05/15/33	845	836,942
5.45%, 03/01/28	2,020	2,061,329
5.50%, 01/01/34	1,045	1,052,755
5.85%, 04/15/31	1,270	1,319,881
5.95%, 02/01/29	1,410	1,467,722
5.95%, 07/15/34	1,120	1,165,687
Series M, 3.30%, 01/15/28	760	733,411
Series O, 4.25%, 04/01/29	969	947,883
Series R, 1.65%, 08/15/30(a)	777	658,531
Series U, 1.40%, 08/15/26	550	524,855
Exelon Corp.
2.75%, 03/15/27	850	819,602
3.35%, 03/15/32	1,153	1,040,772
3.40%, 04/15/26	796	786,434
4.05%, 04/15/30	1,897	1,834,320
4.10%, 03/15/52(a)	1,040	816,791
4.45%, 04/15/46	1,192	1,002,640
4.70%, 04/15/50	1,143	977,315
4.95%, 06/15/35	717	692,657
5.10%, 06/15/45	1,062	983,041
5.13%, 03/15/31	700	708,421
5.15%, 03/15/28	1,302	1,320,248
5.15%, 03/15/29	775	786,982
5.30%, 03/15/33	1,150	1,171,300
5.45%, 03/15/34	875	894,154
5.60%, 03/15/53	1,405	1,375,146
5.63%, 06/15/35	850	870,179
5.88%, 03/15/55	700	707,201
6.50%, 03/15/55(d)	70	70,135
7.60%, 04/01/32	865	985,265
Fells Point Funding Trust, 3.05%, 01/31/27(b)	1,745	1,687,777
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	1,755	1,758,555
FirstEnergy Corp.
2.65%, 03/01/30	425	383,031
Series B, 2.25%, 09/01/30	295	256,960
Series B, 3.90%, 07/15/27	2,144	2,101,173
Series C, 3.40%, 03/01/50	965	666,845
Series C, 4.85%, 07/15/47	990	866,481
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	580	558,308
3.60%, 06/01/29(b)	359	343,488
4.30%, 01/15/29(b)	811	799,874
5.20%, 04/01/28(b)	540	547,502
6.15%, 10/01/38(a)	405	430,259
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	959	899,894
4.55%, 01/15/30	620	614,433
4.55%, 04/01/49(b)	825	716,412
5.00%, 01/15/35	330	326,118
5.45%, 07/15/44(a)(b)	675	662,373
Florida Power & Light Co.
2.45%, 02/03/32	2,217	1,913,710
2.88%, 12/04/51	1,924	1,244,398
3.15%, 10/01/49	1,223	851,466
3.70%, 12/01/47	1,199	934,852
3.80%, 12/15/42	747	612,528
3.95%, 03/01/48	1,445	1,163,159
3.99%, 03/01/49	1,050	851,894
4.05%, 06/01/42	1,060	901,719
Security	Par (000)	Value
Electric (continued)
4.05%, 10/01/44	$855	$718,106
4.13%, 02/01/42	1,005	863,692
4.13%, 06/01/48(a)	852	704,039
4.40%, 05/15/28	920	920,319
4.45%, 05/15/26(a)	765	766,897
4.63%, 05/15/30	805	809,826
4.80%, 05/15/33	1,210	1,201,899
4.95%, 06/01/35	560	559,430
5.00%, 08/01/34	250	251,764
5.05%, 04/01/28	1,420	1,446,743
5.10%, 04/01/33	1,220	1,236,545
5.13%, 06/01/41(a)	520	511,407
5.15%, 06/15/29	1,080	1,106,973
5.25%, 02/01/41	655	649,117
5.30%, 06/15/34(a)	1,555	1,594,072
5.30%, 04/01/53	1,075	1,054,325
5.60%, 06/15/54	1,350	1,380,971
5.63%, 04/01/34	412	433,025
5.65%, 02/01/37	300	315,215
5.69%, 03/01/40(a)	820	861,300
5.70%, 03/15/55	900	932,457
5.80%, 03/15/65	310	322,670
5.95%, 10/01/33	365	389,686
5.95%, 02/01/38	915	982,481
5.96%, 04/01/39	685	736,186
Series A, 3.30%, 05/30/27	800	781,287
Fortis Inc./Canada, 3.06%, 10/04/26	1,700	1,658,609
Georgia Power Co.
3.25%, 04/01/26	762	752,262
3.25%, 03/30/27	670	654,929
4.30%, 03/15/42	1,533	1,335,814
4.30%, 03/15/43	692	598,550
4.55%, 03/15/30(a)	920	916,103
4.65%, 05/16/28	1,220	1,225,830
4.70%, 05/15/32	1,080	1,067,721
4.85%, 03/15/31	850	853,381
4.95%, 05/17/33	1,180	1,173,142
5.00%, 02/23/27(a)	395	399,366
5.13%, 05/15/52(a)	1,226	1,164,283
5.20%, 03/15/35	850	855,766
5.25%, 03/15/34	1,025	1,037,292
5.40%, 06/01/40(a)	244	244,379
Series 10-C, 4.75%, 09/01/40(a)	744	697,728
Series A, 3.25%, 03/15/51	1,220	844,958
Series B, 2.65%, 09/15/29	1,163	1,072,973
Series B, 3.70%, 01/30/50(a)	802	607,673
Great River Energy, 6.25%, 07/01/38(b)	334	344,683
Iberdrola International BV, 6.75%, 07/15/36(a)	870	982,589
Idaho Power Co.
3.65%, 03/01/45(a)	175	133,010
5.20%, 08/15/34(a)	700	710,761
5.50%, 03/15/53	555	550,081
5.80%, 04/01/54	380	392,133
Series K, 4.20%, 03/01/48(a)	760	626,948
Indiana Michigan Power Co.
3.25%, 05/01/51	660	448,802
3.85%, 05/15/28(a)	360	352,104
4.25%, 08/15/48	660	537,742
5.63%, 04/01/53	765	766,209
6.05%, 03/15/37	520	548,901
Series K, 4.55%, 03/15/46	635	553,234

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series L, 3.75%, 07/01/47	$512	$391,371
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	685	553,403
4.70%, 09/01/45(a)(b)	390	341,467
5.65%, 12/01/32(a)(b)	610	631,013
5.70%, 04/01/54(a)(b)	1,075	1,087,952
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	140	132,506
4.75%, 01/15/51(b)	995	721,843
4.88%, 01/14/48(a)(b)	597	451,078
Interchile SA, 4.50%, 06/30/56(a)(b)	1,340	1,080,078
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	184	162,858
International Transmission Co., 4.63%, 08/15/43	55	48,580
Interstate Power & Light Co.
2.30%, 06/01/30	799	705,359
3.10%, 11/30/51	250	165,623
3.50%, 09/30/49(a)	915	663,813
3.60%, 04/01/29(a)	694	669,529
3.70%, 09/15/46	445	340,329
4.10%, 09/26/28	995	979,267
4.70%, 10/15/43	372	331,077
5.70%, 10/15/33	555	578,182
6.25%, 07/15/39(a)	551	595,524
Interstate Power and Light Co.
4.95%, 09/30/34	275	270,391
5.45%, 09/30/54(a)	200	196,235
IPALCO Enterprises Inc.
4.25%, 05/01/30	785	751,358
5.75%, 04/01/34	550	562,375
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,416,821
7.75%, 12/15/27(b)	100	105,918
ITC Holdings Corp.
2.95%, 05/14/30(a)(b)	1,132	1,031,889
3.25%, 06/30/26	995	976,702
3.35%, 11/15/27	1,002	970,618
4.95%, 09/22/27(b)	1,660	1,669,382
5.30%, 07/01/43	780	746,501
5.40%, 06/01/33(b)	735	741,709
5.65%, 05/09/34(a)(b)	550	563,944
Jersey Central Power & Light Co.
2.75%, 03/01/32(a)(b)	545	471,545
5.10%, 01/15/35(b)	950	943,412
6.15%, 06/01/37(a)	378	401,646
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	275	274,044
Kallpa Generacion SA, 4.13%, 08/16/27(a)(b)	660	644,922
Kentucky Power Co., 7.00%, 11/15/33(b)	500	540,329
Kentucky Utilities Co.
3.30%, 06/01/50	830	577,612
4.38%, 10/01/45	792	677,996
5.13%, 11/01/40	1,125	1,093,635
5.45%, 04/15/33	555	572,156
Series 1, 4.65%, 11/15/43(a)	329	290,904
Liberty Utilities Co.
5.58%, 01/31/29(a)(b)	110	112,441
5.87%, 01/31/34(b)	595	610,844
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	1,313	1,126,915
Security	Par (000)	Value
Electric (continued)
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	$465	$474,748
Louisville Gas & Electric Co.
4.25%, 04/01/49	622	508,941
4.38%, 10/01/45	433	372,373
4.65%, 11/15/43(a)	435	384,537
5.13%, 11/15/40(a)	385	374,083
5.45%, 04/15/33	445	457,530
Majapahit Holding BV, 7.88%, 06/29/37(b)	145	174,116
Massachusetts Electric Co.
1.73%, 11/24/30(b)	759	633,715
4.00%, 08/15/46(a)(b)	550	438,403
5.87%, 02/26/54(b)	735	754,437
5.90%, 11/15/39(a)(b)	950	983,643
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	190	184,529
MidAmerican Energy Co.
2.70%, 08/01/52	835	519,309
3.10%, 05/01/27	673	656,123
3.15%, 04/15/50	1,105	760,132
3.65%, 04/15/29	1,435	1,386,436
3.65%, 08/01/48	942	723,928
3.95%, 08/01/47	1,000	804,347
4.25%, 05/01/46	596	503,687
4.25%, 07/15/49(a)	1,292	1,077,594
4.40%, 10/15/44(a)	563	496,718
4.80%, 09/15/43	598	554,199
5.30%, 02/01/55(a)	650	630,321
5.35%, 01/15/34	690	710,033
5.75%, 11/01/35	480	511,391
5.80%, 10/15/36	535	566,229
5.85%, 09/15/54(a)	1,250	1,305,973
6.75%, 12/30/31	585	654,632
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	303	298,212
Minejesa Capital BV
4.63%, 08/10/30(b)	781	764,778
5.63%, 08/10/37(b)	640	611,254
Mississippi Power Co.
3.95%, 03/30/28	584	576,465
Series 12-A, 4.25%, 03/15/42	748	643,472
Series B, 3.10%, 07/30/51	451	301,002
Monongahela Power Co.
3.55%, 05/15/27(a)(b)	785	766,236
5.40%, 12/15/43(b)	1,085	1,061,170
5.85%, 02/15/34(b)	850	883,399
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	992	933,812
3.92%, 08/01/28(b)	570	558,997
4.17%, 12/10/42(a)(b)	435	360,177
5.35%, 05/01/34(b)	1,060	1,072,474
5.64%, 03/15/40(a)(b)	351	354,677
National Grid PLC
5.42%, 01/11/34	1,150	1,166,122
5.60%, 06/12/28	430	441,694
5.81%, 06/12/33	990	1,025,471
National Grid USA
5.80%, 04/01/35	425	437,439
8.00%, 11/15/30(a)	230	263,482
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	1,140	1,091,181
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
1.35%, 03/15/31	$544	$445,622
1.65%, 06/15/31	693	575,412
2.40%, 03/15/30	970	873,608
2.75%, 04/15/32	550	481,535
3.05%, 04/25/27(a)	820	797,721
3.40%, 02/07/28	866	841,211
3.70%, 03/15/29	737	713,989
3.90%, 11/01/28	789	772,598
4.02%, 11/01/32	436	412,381
4.12%, 09/16/27	755	749,020
4.15%, 12/15/32	662	631,309
4.30%, 03/15/49	898	751,776
4.40%, 11/01/48	625	527,637
4.75%, 02/07/28	190	191,575
4.80%, 02/05/27	600	604,565
4.80%, 03/15/28(a)	1,120	1,129,459
4.85%, 02/07/29	620	624,903
4.95%, 02/07/30	270	273,363
5.00%, 02/07/31(a)	560	570,257
5.00%, 08/15/34	1,075	1,069,248
5.05%, 09/15/28	760	771,741
5.10%, 05/06/27	700	709,001
5.15%, 06/15/29(a)	760	775,659
5.25%, 04/20/46(d)	553	545,980
5.60%, 11/13/26	735	748,201
5.80%, 01/15/33	1,085	1,140,514
7.13%, 09/15/53, (5-year CMT + 3.533%)(d)	260	270,415
Series C, 8.00%, 03/01/32	600	711,501
Nevada Power Co.
5.38%, 09/15/40(a)	407	407,925
5.45%, 05/15/41(a)	230	228,066
5.90%, 05/01/53	425	436,436
6.00%, 03/15/54	710	747,323
Series CC, 3.70%, 05/01/29	944	914,332
Series DD, 2.40%, 05/01/30	711	639,756
Series EE, 3.13%, 08/01/50	440	291,108
Series N, 6.65%, 04/01/36	605	667,075
Series R, 6.75%, 07/01/37	420	472,181
New England Power Co.
2.81%, 10/06/50(b)	620	387,796
3.80%, 12/05/47(a)(b)	935	720,906
5.94%, 11/25/52(a)(b)	445	464,109
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	1,070	902,843
3.25%, 12/01/26(b)	322	314,262
3.30%, 09/15/49(a)(b)	601	409,664
5.30%, 08/15/34(b)	660	665,413
5.65%, 08/15/28(a)(b)	500	516,113
5.85%, 08/15/33(b)	250	261,179
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	1,565	1,491,108
1.90%, 06/15/28	2,142	1,970,400
2.25%, 06/01/30	2,607	2,295,578
2.44%, 01/15/32(a)	1,439	1,228,496
2.75%, 11/01/29	1,590	1,463,017
3.00%, 01/15/52(a)	885	565,492
3.50%, 04/01/29	885	846,398
3.55%, 05/01/27	2,010	1,969,297
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)(d)	487	465,759
4.63%, 07/15/27	1,830	1,835,418
Security	Par (000)	Value
Electric (continued)
4.80%, 12/01/77(d)	$536	$515,839
4.85%, 02/04/28	825	832,355
4.90%, 02/28/28	2,090	2,109,604
4.90%, 03/15/29	1,435	1,446,839
5.00%, 02/28/30(a)	930	944,585
5.00%, 07/15/32	1,480	1,480,390
5.05%, 03/15/30	1,050	1,061,320
5.05%, 02/28/33	1,560	1,557,703
5.25%, 03/15/34(a)	1,640	1,647,428
5.25%, 02/28/53(a)	1,512	1,414,168
5.30%, 03/15/32	890	902,804
5.45%, 03/15/35	1,150	1,163,109
5.55%, 03/15/54	1,240	1,203,499
5.65%, 05/01/79(a)(d)	766	752,122
5.90%, 03/15/55	1,080	1,101,315
6.70%, 09/01/54, (5-year CMT + 2.364%)(d)	110	111,658
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)(d)	130	133,249
Series ., 6.50%, 08/15/55(d)	1,400	1,417,802
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	1,515	1,489,598
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	946	822,026
2.76%, 01/10/32(b)	680	585,568
3.03%, 06/27/50(b)	560	364,122
4.12%, 11/28/42(a)(b)	485	401,928
4.28%, 12/15/28(b)	663	651,851
4.28%, 10/01/34(b)	616	571,662
5.29%, 01/17/34(b)	1,080	1,077,774
5.66%, 01/17/54(b)	1,085	1,080,409
5.78%, 09/16/52(b)	855	865,131
Northern States Power Co./MN
2.25%, 04/01/31	575	501,075
2.60%, 06/01/51	516	315,371
2.90%, 03/01/50	871	574,050
3.20%, 04/01/52	597	409,063
3.40%, 08/15/42	451	351,691
3.60%, 05/15/46	529	407,350
3.60%, 09/15/47	906	693,345
4.00%, 08/15/45	516	425,223
4.13%, 05/15/44	437	370,049
4.50%, 06/01/52	785	680,596
4.85%, 08/15/40	371	346,543
5.10%, 05/15/53(a)	780	741,334
5.25%, 07/15/35(a)	280	282,067
5.35%, 11/01/39	490	497,567
5.40%, 03/15/54	730	724,644
6.20%, 07/01/37	549	602,485
6.25%, 06/01/36	515	573,723
Northern States Power Co./WI, 5.65%, 06/15/54	460	475,813
NorthWestern Corp., 4.18%, 11/15/44	410	344,943
NRG Energy Inc.
2.45%, 12/02/27(b)	1,698	1,591,063
4.45%, 06/15/29(b)	908	882,318
7.00%, 03/15/33(a)(b)	1,195	1,299,612
NSTAR Electric Co.
1.95%, 08/15/31	382	322,597
2.70%, 06/01/26(a)	300	293,165
3.10%, 06/01/51(a)	715	482,310
3.20%, 05/15/27	964	938,452
3.25%, 05/15/29	850	805,553

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.95%, 04/01/30	$710	$689,364
4.40%, 03/01/44	345	298,628
4.55%, 06/01/52	684	588,639
4.85%, 03/01/30	575	577,469
4.95%, 09/15/52(a)	435	401,748
5.20%, 03/01/35	575	576,989
5.40%, 06/01/34	575	589,584
5.50%, 03/15/40	515	519,676
OGE Energy Corp., 5.45%, 05/15/29(a)	1,030	1,056,904
Oglethorpe Power Corp.
3.75%, 08/01/50	705	511,697
4.20%, 12/01/42(a)	490	401,243
4.25%, 04/01/46(a)	388	311,850
4.50%, 04/01/47	740	625,418
4.55%, 06/01/44(a)	120	102,164
5.05%, 10/01/48(a)	879	802,638
5.25%, 09/01/50	510	476,826
5.38%, 11/01/40	655	642,961
5.80%, 06/01/54(a)(b)	565	574,456
5.90%, 02/01/55(b)	235	239,942
5.95%, 11/01/39	671	694,160
6.19%, 01/01/31(a)(b)	386	400,446
6.20%, 12/01/53	650	687,855
Ohio Edison Co.
5.50%, 01/15/33(b)	50	51,199
6.88%, 07/15/36(a)	555	626,780
8.25%, 10/15/38(a)	370	470,437
Ohio Power Co.
4.00%, 06/01/49	620	483,259
4.15%, 04/01/48	610	488,182
5.00%, 06/01/33	615	606,031
5.65%, 06/01/34	500	510,799
Series D, 6.60%, 03/01/33(a)	450	490,311
Series F, 5.85%, 10/01/35(a)	400	413,335
Series G, 6.60%, 02/15/33(a)	430	469,626
Series P, 2.60%, 04/01/30	485	438,044
Series Q, 1.63%, 01/15/31(a)	512	427,580
Series R, 2.90%, 10/01/51	845	528,974
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	711	665,772
3.30%, 03/15/30(a)	454	425,433
3.80%, 08/15/28	626	612,323
3.85%, 08/15/47	610	475,955
3.90%, 05/01/43	220	177,283
4.00%, 12/15/44(a)	355	286,935
4.15%, 04/01/47(a)	640	519,983
4.55%, 03/15/44	300	267,849
5.25%, 05/15/41(a)	115	113,711
5.40%, 01/15/33	475	488,708
5.60%, 04/01/53(a)	1,160	1,161,204
5.85%, 06/01/40(a)	190	197,998
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	830	506,797
2.75%, 05/15/30	835	762,110
3.10%, 09/15/49	1,069	718,450
3.70%, 11/15/28	790	767,522
3.70%, 05/15/50	657	490,086
3.75%, 04/01/45	880	693,483
3.80%, 09/30/47	520	404,111
3.80%, 06/01/49	845	647,695
4.10%, 11/15/48	733	592,121
Security	Par (000)	Value
Electric (continued)
4.15%, 06/01/32	$530	$505,396
4.30%, 05/15/28	125	124,379
4.55%, 09/15/32	820	800,250
4.55%, 12/01/41	645	582,548
4.60%, 06/01/52	645	556,412
4.65%, 11/01/29	835	834,752
4.95%, 09/15/52	1,200	1,093,559
5.25%, 09/30/40	485	479,790
5.30%, 06/01/42	575	565,277
5.35%, 10/01/52(a)	512	496,157
5.55%, 06/15/54	1,100	1,088,775
5.65%, 11/15/33	860	897,460
7.00%, 05/01/32	600	670,469
7.25%, 01/15/33(a)	755	870,641
7.50%, 09/01/38(a)	500	601,081
Pacific Gas and Electric Co.
2.10%, 08/01/27(a)	1,205	1,125,038
2.50%, 02/01/31	2,962	2,552,547
2.95%, 03/01/26(a)	1,117	1,096,929
3.00%, 06/15/28(a)	1,090	1,023,677
3.25%, 06/01/31	1,525	1,363,035
3.30%, 03/15/27	825	800,201
3.30%, 12/01/27	1,860	1,772,378
3.30%, 08/01/40	1,586	1,186,977
3.50%, 08/01/50	2,987	2,036,856
3.75%, 07/01/28	1,623	1,559,674
3.75%, 08/15/42	559	427,166
3.95%, 12/01/47(a)	1,356	1,018,767
4.00%, 12/01/46	948	720,608
4.20%, 03/01/29(a)	880	852,022
4.20%, 06/01/41	770	626,120
4.25%, 03/15/46(a)	765	603,816
4.30%, 03/15/45	949	757,569
4.40%, 03/01/32	1,295	1,216,689
4.45%, 04/15/42(a)	766	643,233
4.50%, 07/01/40	2,848	2,461,828
4.50%, 12/15/41(a)	403	330,307
4.55%, 07/01/30	4,517	4,369,852
4.60%, 06/15/43	650	549,787
4.65%, 08/01/28	585	576,242
4.75%, 02/15/44	937	801,847
4.95%, 07/01/50	4,516	3,895,831
5.25%, 03/01/52	955	853,927
5.45%, 06/15/27	825	834,842
5.55%, 05/15/29	965	979,111
5.70%, 03/01/35	700	708,840
5.80%, 05/15/34(a)	1,295	1,318,348
5.90%, 06/15/32	1,121	1,149,500
5.90%, 10/01/54	390	381,341
6.10%, 01/15/29	1,180	1,216,801
6.15%, 01/15/33	1,305	1,354,265
6.15%, 03/01/55	700	708,260
6.40%, 06/15/33	1,305	1,378,044
6.70%, 04/01/53	925	993,534
6.75%, 01/15/53	1,845	1,986,435
6.95%, 03/15/34	1,255	1,371,789
PacifiCorp
2.70%, 09/15/30	627	560,112
2.90%, 06/15/52	1,925	1,178,665
3.30%, 03/15/51	882	590,904
3.50%, 06/15/29(a)	555	530,924
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.10%, 02/01/42	$590	$485,168
4.13%, 01/15/49	952	751,968
4.15%, 02/15/50	892	703,323
5.10%, 02/15/29	925	939,023
5.25%, 06/15/35	470	473,626
5.30%, 02/15/31(a)	1,020	1,037,359
5.35%, 12/01/53	1,535	1,436,087
5.45%, 02/15/34(a)	1,935	1,949,401
5.50%, 05/15/54(a)	1,655	1,582,470
5.75%, 04/01/37	907	922,842
5.80%, 01/15/55(a)	1,905	1,898,986
6.00%, 01/15/39	916	950,564
6.10%, 08/01/36(a)	559	589,189
6.25%, 10/15/37	881	931,087
6.35%, 07/15/38	444	469,919
7.70%, 11/15/31(a)	317	366,737
Palomino Funding Trust I, 7.23%, 05/17/28(b)	845	892,382
PECO Energy Co.
2.80%, 06/15/50	543	350,914
2.85%, 09/15/51	605	390,119
3.00%, 09/15/49	644	437,372
3.05%, 03/15/51	475	317,602
3.70%, 09/15/47	595	461,971
3.90%, 03/01/48	885	703,493
4.15%, 10/01/44	480	406,787
4.38%, 08/15/52	560	475,799
4.60%, 05/15/52	535	470,559
4.80%, 10/15/43	550	504,475
4.90%, 06/15/33	465	464,528
5.25%, 09/15/54	600	580,886
5.95%, 10/01/36	285	307,972
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	321	323,190
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	912	824,932
3.38%, 02/05/30(b)	270	250,911
3.88%, 07/17/29(b)	870	831,593
4.00%, 06/30/50(a)(b)	1,550	1,134,394
4.13%, 05/15/27(b)	2,647	2,606,329
4.38%, 02/05/50(b)	810	635,930
4.88%, 07/17/49(b)	1,183	995,593
5.25%, 10/24/42(a)(b)	1,723	1,575,908
5.25%, 05/15/47(b)	635	569,316
5.38%, 01/25/29(b)	915	926,793
5.45%, 05/21/28(b)	1,725	1,751,617
6.15%, 05/21/48(b)	1,585	1,596,130
6.25%, 01/25/49(b)	859	871,711
Potomac Electric Power Co.
4.15%, 03/15/43	888	754,659
5.20%, 03/15/34	720	727,426
5.50%, 03/15/54(a)	425	425,005
6.50%, 11/15/37	473	531,535
7.90%, 12/15/38(a)	335	424,209
PPL Capital Funding Inc.
3.10%, 05/15/26	1,023	1,005,333
4.13%, 04/15/30	324	313,503
5.25%, 09/01/34	610	609,371
PPL Electric Utilities Corp.
3.00%, 10/01/49	574	390,697
3.95%, 06/01/47	717	590,223
Security	Par (000)	Value
Electric (continued)
4.13%, 06/15/44	$525	$449,803
4.15%, 10/01/45	476	407,079
4.15%, 06/15/48	629	529,453
4.75%, 07/15/43	225	208,796
4.85%, 02/15/34	765	762,034
5.00%, 05/15/33	825	833,062
5.20%, 07/15/41(a)	175	170,527
5.25%, 05/15/53	1,095	1,079,217
6.25%, 05/15/39	365	406,381
Progress Energy Inc.
6.00%, 12/01/39	954	990,707
7.00%, 10/30/31	705	790,594
7.75%, 03/01/31	1,024	1,173,351
Public Service Co. of Colorado
1.88%, 06/15/31	775	653,637
3.55%, 06/15/46(a)	410	300,249
3.60%, 09/15/42(a)	698	549,044
3.70%, 06/15/28	238	232,351
3.80%, 06/15/47	568	436,998
3.95%, 03/15/43	370	297,886
4.05%, 09/15/49	575	453,596
4.10%, 06/01/32(a)	445	423,860
4.10%, 06/15/48	800	637,982
4.30%, 03/15/44	721	611,952
4.50%, 06/01/52	725	623,279
4.75%, 08/15/41	185	166,585
5.25%, 04/01/53	1,230	1,165,200
5.35%, 05/15/34	870	884,877
5.75%, 05/15/54	745	760,550
6.50%, 08/01/38	160	176,512
Series 17, 6.25%, 09/01/37	546	593,105
Series 34, 3.20%, 03/01/50	842	573,197
Series 35, 1.90%, 01/15/31	762	650,747
Series 36, 2.70%, 01/15/51(a)	830	513,606
Public Service Co. of New Hampshire
3.60%, 07/01/49	590	445,802
5.15%, 01/15/53	520	496,429
5.35%, 10/01/33	1,110	1,138,015
Series V, 2.20%, 06/15/31(a)	548	474,397
Public Service Co. of Oklahoma
5.20%, 01/15/35	785	776,157
5.25%, 01/15/33	765	768,485
Series G, 6.63%, 11/15/37	505	545,417
Series J, 2.20%, 08/15/31	830	706,914
Series K, 3.15%, 08/15/51	445	294,208
Public Service Electric & Gas Co.
1.90%, 08/15/31	775	657,885
2.05%, 08/01/50	706	379,438
2.25%, 09/15/26	690	669,634
2.45%, 01/15/30	645	585,480
2.70%, 05/01/50(a)	615	388,172
3.00%, 05/15/27(a)	760	738,015
3.00%, 03/01/51	619	413,018
3.10%, 03/15/32	975	878,626
3.15%, 01/01/50	430	298,940
3.20%, 05/15/29	480	456,780
3.20%, 08/01/49	646	453,602
3.60%, 12/01/47	619	470,551
3.65%, 09/01/28(a)	792	771,401
3.65%, 09/01/42	570	455,979
3.70%, 05/01/28	211	206,535

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 01/01/43	$530	$435,025
3.80%, 03/01/46	1,005	802,292
3.85%, 05/01/49	589	468,936
3.95%, 05/01/42	615	518,709
4.05%, 05/01/48	645	529,058
4.15%, 11/01/45	425	357,648
4.65%, 03/15/33	960	951,367
4.85%, 08/01/34	630	626,063
4.90%, 12/15/32	821	826,461
5.00%, 03/01/35	360	362,364
5.13%, 03/15/53	535	510,953
5.20%, 08/01/33	300	305,667
5.20%, 03/01/34	825	842,065
5.30%, 08/01/54	580	564,813
5.38%, 11/01/39(a)	400	407,219
5.45%, 08/01/53	475	475,333
5.45%, 03/01/54	670	669,479
5.50%, 03/01/40	395	404,993
5.70%, 12/01/36	25	26,032
5.80%, 05/01/37	360	381,663
Series D, 5.25%, 07/01/35(a)	40	40,316
Series I, 4.00%, 06/01/44	395	323,091
Series K, 4.05%, 05/01/45(a)	535	437,532
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	90	90,430
Public Service Enterprise Group Inc.
1.60%, 08/15/30(a)	767	651,523
2.45%, 11/15/31	1,125	967,722
5.20%, 04/01/29	680	693,447
5.45%, 04/01/34(a)	850	863,367
5.85%, 11/15/27	1,060	1,094,120
5.88%, 10/15/28	965	1,004,033
6.13%, 10/15/33	675	715,779
Puget Energy Inc.
2.38%, 06/15/28	1,090	1,012,022
4.10%, 06/15/30	870	829,694
4.22%, 03/15/32	700	652,753
Puget Sound Energy Inc.
2.89%, 09/15/51	495	312,903
3.25%, 09/15/49	875	607,802
4.22%, 06/15/48	800	662,898
4.30%, 05/20/45	837	696,982
4.43%, 11/15/41	459	396,441
5.33%, 06/15/34	455	463,399
5.45%, 06/01/53	400	393,019
5.48%, 06/01/35	450	460,128
5.64%, 04/15/41	275	278,339
5.69%, 06/15/54	495	502,733
5.76%, 10/01/39(a)	590	611,682
5.76%, 07/15/40	395	404,428
5.80%, 03/15/40	545	562,163
6.27%, 03/15/37	325	353,201
6.72%, 06/15/36(a)	230	254,651
7.02%, 12/01/27(a)	380	402,829
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	749	725,521
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	225	225,421
RWE Finance U.S. LLC
5.88%, 04/16/34(a)(b)	1,210	1,238,184
6.25%, 04/16/54(b)	1,395	1,414,842
Security	Par (000)	Value
Electric (continued)
San Diego Gas & Electric Co.
2.50%, 05/15/26	$1,135	$1,108,713
3.70%, 03/15/52	740	547,416
3.95%, 11/15/41	497	402,725
4.15%, 05/15/48	699	570,178
4.30%, 04/01/42(a)	406	337,990
4.50%, 08/15/40	784	711,305
4.95%, 08/15/28	1,460	1,477,294
5.35%, 05/15/35(a)	425	433,294
5.35%, 05/15/40(a)	300	293,334
5.35%, 04/01/53(a)	1,140	1,095,310
5.55%, 04/15/54(a)	910	897,481
6.00%, 06/01/26	392	399,758
6.00%, 06/01/39	500	527,135
Series FFF, 6.13%, 09/15/37	145	152,981
Series RRR, 3.75%, 06/01/47	627	482,991
Series TTT, 4.10%, 06/15/49	660	526,341
Series UUU, 3.32%, 04/15/50(a)	637	442,961
Series VVV, 1.70%, 10/01/30	1,183	1,002,670
Series WWW, 2.95%, 08/15/51	1,160	750,040
Series XXX, 3.00%, 03/15/32	860	756,007
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	965	912,794
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,136	1,135,634
Sempra
3.25%, 06/15/27	1,094	1,060,288
3.40%, 02/01/28(a)	1,077	1,038,938
3.70%, 04/01/29	933	892,601
3.80%, 02/01/38	1,388	1,148,121
4.00%, 02/01/48(a)	1,280	967,636
4.13%, 04/01/52, (5-year CMT + 2.868%)(d)	1,330	1,256,508
5.40%, 08/01/26	625	629,701
5.50%, 08/01/33(a)	1,005	1,013,619
6.00%, 10/15/39	1,189	1,217,214
6.40%, 10/01/54, (5-year CMT + 2.632%)(d)	30	28,908
6.55%, 04/01/55(a)(d)	885	859,283
6.63%, 04/01/55(a)(d)	525	517,766
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)(d)	185	185,363
Sierra Pacific Power Co.
2.60%, 05/01/26	947	927,604
5.90%, 03/15/54	620	638,357
Series P, 6.75%, 07/01/37	225	251,055
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(b)	210	189,859
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	154	155,891
Southern California Edison Co.
2.25%, 06/01/30	778	679,704
2.75%, 02/01/32	802	682,742
2.85%, 08/01/29(a)	821	751,345
3.45%, 02/01/52	1,010	682,190
3.65%, 02/01/50	1,812	1,284,829
3.90%, 12/01/41(a)	455	355,072
4.00%, 04/01/47	2,608	1,994,564
4.05%, 03/15/42(a)	595	474,850
4.40%, 09/06/26	225	223,829
4.50%, 09/01/40	847	737,433
4.65%, 10/01/43	1,226	1,050,825
4.88%, 02/01/27	895	898,889
4.90%, 06/01/26	680	680,434
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 06/01/29	$835	$841,650
5.20%, 06/01/34	1,095	1,073,649
5.30%, 03/01/28	1,205	1,216,034
5.35%, 03/01/26(a)	625	627,771
5.45%, 06/01/31(a)	840	851,550
5.45%, 03/01/35(a)	625	621,130
5.50%, 03/15/40	789	757,434
5.63%, 02/01/36(a)	433	432,374
5.65%, 10/01/28	370	377,651
5.70%, 03/01/53	355	340,557
5.75%, 04/15/54(a)	625	600,860
5.85%, 11/01/27	1,175	1,200,377
5.88%, 12/01/53(a)	835	818,321
5.90%, 03/01/55(a)	735	729,082
5.95%, 11/01/32	1,380	1,418,752
6.00%, 01/15/34	787	813,989
6.05%, 03/15/39(a)	775	789,795
6.65%, 04/01/29	730	753,890
Series 04-G, 5.75%, 04/01/35	430	434,699
Series 05-B, 5.55%, 01/15/36(a)	305	299,888
Series 05-E, 5.35%, 07/15/35	552	544,850
Series 06-E, 5.55%, 01/15/37	620	612,803
Series 08-A, 5.95%, 02/01/38(a)	905	918,718
Series 13-A, 3.90%, 03/15/43	705	548,332
Series 20A, 2.95%, 02/01/51	1,000	624,755
Series A, 4.20%, 03/01/29	868	842,544
Series B, 3.65%, 03/01/28(a)	625	605,013
Series B, 4.88%, 03/01/49	927	793,797
Series C, 3.60%, 02/01/45	774	566,778
Series C, 4.13%, 03/01/48	1,980	1,521,087
Series D, 4.70%, 06/01/27	995	990,610
Series E, 5.45%, 06/01/52	641	592,477
Series G, 2.50%, 06/01/31	411	352,319
Series H, 3.65%, 06/01/51	755	528,928
Southern Co. (The)
3.25%, 07/01/26	2,337	2,298,637
4.25%, 07/01/36	499	455,369
4.40%, 07/01/46(a)	2,845	2,396,985
4.85%, 06/15/28	1,215	1,227,457
4.85%, 03/15/35	725	701,928
5.11%, 08/01/27	1,090	1,100,382
5.20%, 06/15/33	1,405	1,412,174
5.50%, 03/15/29	1,480	1,524,934
5.70%, 10/15/32	900	939,117
5.70%, 03/15/34	1,460	1,512,239
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(d)	1,545	1,498,172
Series 21-B, 1.75%, 03/15/28	617	567,929
Series A, 3.70%, 04/30/30	1,285	1,222,294
Southern Power Co.
5.15%, 09/15/41	583	558,728
5.25%, 07/15/43	421	399,382
Series F, 4.95%, 12/15/46	578	519,533
Southwestern Electric Power Co.
3.25%, 11/01/51	1,100	731,287
5.30%, 04/01/33	720	724,244
6.20%, 03/15/40	490	526,047
Series J, 3.90%, 04/01/45	519	399,674
Series K, 2.75%, 10/01/26	856	832,074
Series L, 3.85%, 02/01/48	709	532,065
Series M, 4.10%, 09/15/28	1,128	1,108,488
Security	Par (000)	Value
Electric (continued)
Series N, 1.65%, 03/15/26	$710	$688,334
Southwestern Public Service Co.
3.40%, 08/15/46	550	396,065
3.70%, 08/15/47	682	509,992
3.75%, 06/15/49	537	402,666
4.50%, 08/15/41	490	431,378
6.00%, 10/01/36(a)	411	428,182
6.00%, 06/01/54	825	852,116
Series 6, 4.40%, 11/15/48	458	380,444
Series 8, 3.15%, 05/01/50(a)	890	596,643
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(a)(b)	956	924,471
4.63%, 11/21/29(b)	105	106,575
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	445	432,184
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	815	769,207
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	930	941,440
State Grid Overseas Investment BVI Ltd.
2.88%, 05/18/26(b)	85	83,538
3.50%, 05/04/27(a)(b)	4,000	3,933,103
4.00%, 05/04/47(a)(b)	707	633,160
4.25%, 05/02/28(a)(b)	905	903,151
System Energy Resources Inc.
5.30%, 12/15/34	150	149,421
6.00%, 04/15/28	330	343,098
Tampa Electric Co.
2.40%, 03/15/31(a)	866	761,296
3.45%, 03/15/51(a)	699	499,868
3.63%, 06/15/50	655	485,206
4.10%, 06/15/42	435	370,033
4.20%, 05/15/45	435	352,765
4.30%, 06/15/48	277	230,630
4.35%, 05/15/44	437	375,947
4.45%, 06/15/49	653	558,431
4.90%, 03/01/29	690	696,691
5.00%, 07/15/52(a)	431	399,355
6.15%, 05/15/37	295	313,658
6.55%, 05/15/36(a)	480	525,102
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	900	887,212
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)(b)	532	495,754
Toledo Edison Co. (The), 6.15%, 05/15/37	327	352,274
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	400	326,183
6.00%, 06/15/40(a)(b)	747	754,784
Tucson Electric Power Co.
1.50%, 08/01/30(a)	1,002	848,004
3.25%, 05/15/32(a)	470	422,452
3.25%, 05/01/51	441	299,264
4.00%, 06/15/50	737	578,400
4.85%, 12/01/48(a)	546	487,859
5.20%, 09/15/34	425	426,684
5.50%, 04/15/53	720	710,750
5.90%, 04/15/55	425	436,426
Union Electric Co.
2.15%, 03/15/32	940	792,888
2.63%, 03/15/51	940	581,130
2.95%, 06/15/27	686	663,569

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.95%, 03/15/30	$365	$337,165
3.25%, 10/01/49(a)	545	385,060
3.50%, 03/15/29(a)	716	689,998
3.65%, 04/15/45	667	518,617
3.90%, 09/15/42	570	469,680
3.90%, 04/01/52(a)	820	644,603
4.00%, 04/01/48	587	471,112
5.13%, 03/15/55	465	438,412
5.20%, 04/01/34	875	886,081
5.25%, 01/15/54	575	553,633
5.30%, 08/01/37	405	411,674
5.45%, 03/15/53	780	767,798
8.45%, 03/15/39	495	638,245
Virginia Electric & Power Co.
2.30%, 11/15/31(a)	815	702,151
2.40%, 03/30/32(a)	895	765,969
2.45%, 12/15/50	1,474	851,543
2.95%, 11/15/51	1,490	956,340
3.30%, 12/01/49	702	491,593
4.00%, 01/15/43	895	738,371
4.45%, 02/15/44	695	606,478
4.60%, 12/01/48	880	767,275
5.00%, 04/01/33	1,175	1,166,815
5.00%, 01/15/34	745	737,461
5.05%, 08/15/34(a)	865	861,030
5.30%, 08/15/33	740	750,375
5.35%, 01/15/54	595	573,227
5.45%, 04/01/53(a)	1,200	1,167,616
5.55%, 08/15/54	765	758,662
5.70%, 08/15/53(a)	865	868,349
6.35%, 11/30/37	717	781,371
8.88%, 11/15/38	973	1,291,704
Series A, 2.88%, 07/15/29	1,020	952,721
Series A, 3.50%, 03/15/27	1,135	1,114,797
Series A, 3.80%, 04/01/28	1,253	1,228,583
Series A, 6.00%, 05/15/37	935	989,383
Series B, 2.95%, 11/15/26	667	651,394
Series B, 3.75%, 05/15/27	493	485,797
Series B, 3.80%, 09/15/47	922	716,060
Series B, 4.20%, 05/15/45(a)	545	454,166
Series B, 6.00%, 01/15/36	729	771,117
Series C, 4.00%, 11/15/46	878	706,054
Series C, 4.63%, 05/15/52	865	748,983
Series D, 4.65%, 08/15/43	955	862,521
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	1,371	1,341,402
4.30%, 07/15/29(b)	1,364	1,323,783
5.05%, 12/30/26(b)	150	150,507
5.70%, 12/30/34(b)	1,110	1,115,419
6.00%, 04/15/34(b)	520	532,695
6.95%, 10/15/33(a)(b)	1,490	1,623,564
WEC Energy Group Inc.
1.38%, 10/15/27	949	875,121
1.80%, 10/15/30	221	188,728
2.20%, 12/15/28(a)	705	646,378
4.75%, 01/15/28	860	864,070
5.15%, 10/01/27	810	821,555
5.60%, 09/12/26(a)	243	246,896
Wisconsin Electric Power Co.
1.70%, 06/15/28	415	381,549
3.65%, 12/15/42(a)	280	218,644
Security	Par (000)	Value
Electric (continued)
4.25%, 06/01/44	$455	$381,163
4.30%, 12/15/45(a)	155	129,518
4.30%, 10/15/48(a)	600	513,049
4.60%, 10/01/34(a)	620	603,567
4.75%, 09/30/32(a)	795	795,030
5.00%, 05/15/29	495	505,122
5.05%, 10/01/54(a)	400	374,468
5.63%, 05/15/33	247	261,451
5.70%, 12/01/36	140	147,898
Wisconsin Power and Light Co.
1.95%, 09/16/31	640	539,336
3.00%, 07/01/29	502	469,713
3.05%, 10/15/27	650	627,593
3.65%, 04/01/50	445	332,801
3.95%, 09/01/32	905	854,243
4.10%, 10/15/44	225	182,941
4.95%, 04/01/33	785	780,214
5.38%, 03/30/34	485	494,222
6.38%, 08/15/37	455	496,372
7.60%, 10/01/38(a)	395	474,856
Wisconsin Public Service Corp.
2.85%, 12/01/51	815	525,060
3.30%, 09/01/49	545	385,477
3.67%, 12/01/42	467	373,740
4.55%, 12/01/29	250	250,056
4.75%, 11/01/44	619	564,334
Xcel Energy Inc.
1.75%, 03/15/27	895	846,599
2.35%, 11/15/31	415	349,516
2.60%, 12/01/29	910	823,879
3.35%, 12/01/26	822	804,551
3.40%, 06/01/30	1,145	1,066,673
3.50%, 12/01/49	640	450,814
4.00%, 06/15/28(a)	904	884,539
4.60%, 06/01/32	930	901,565
4.80%, 09/15/41	593	531,563
5.45%, 08/15/33	1,050	1,060,109
5.50%, 03/15/34	1,510	1,525,388
6.50%, 07/01/36	425	461,285
		1,082,750,058
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	819	709,012
Emerson Electric Co.
0.88%, 10/15/26	1,396	1,321,552
1.80%, 10/15/27	889	834,281
1.95%, 10/15/30	1,140	994,390
2.00%, 12/21/28	1,245	1,140,432
2.20%, 12/21/31	1,110	954,525
2.75%, 10/15/50	806	527,979
2.80%, 12/21/51	1,560	1,005,677
5.00%, 03/15/35	330	333,083
5.25%, 11/15/39(a)	420	431,236
6.00%, 08/15/32(a)	390	422,510
6.13%, 04/15/39(a)	155	169,253
		8,843,930
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	1,103	1,047,727
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	875	851,916
5.41%, 07/01/32(a)	624	635,415
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.60%, 05/29/34	$600	$611,182
Amphenol Corp.
2.20%, 09/15/31	1,025	878,559
2.80%, 02/15/30(a)	1,687	1,549,480
4.35%, 06/01/29	1,115	1,105,906
4.75%, 03/30/26(a)	270	270,583
5.00%, 01/15/35(a)	1,000	1,002,165
5.05%, 04/05/27	830	840,132
5.05%, 04/05/29	775	790,055
5.25%, 04/05/34(a)	790	804,730
5.38%, 11/15/54(a)	745	743,078
Arrow Electronics Inc.
2.95%, 02/15/32(a)	951	822,074
3.88%, 01/12/28	1,150	1,120,110
5.15%, 08/21/29(a)	785	791,109
5.88%, 04/10/34	730	742,884
Avnet Inc.
3.00%, 05/15/31	595	519,841
4.63%, 04/15/26	882	880,784
5.50%, 06/01/32(a)	575	576,975
6.25%, 03/15/28	910	943,424
Flex Ltd.
4.88%, 06/15/29(a)	1,068	1,065,248
4.88%, 05/12/30	1,114	1,107,519
5.25%, 01/15/32	900	899,771
6.00%, 01/15/28	915	942,378
Fortive Corp.
3.15%, 06/15/26	1,577	1,550,107
4.30%, 06/15/46	881	735,955
Honeywell International Inc.
1.10%, 03/01/27	1,870	1,752,127
1.75%, 09/01/31	2,305	1,930,159
1.95%, 06/01/30	1,690	1,486,422
2.50%, 11/01/26	2,391	2,321,382
2.70%, 08/15/29(a)	1,380	1,285,018
2.80%, 06/01/50	1,234	802,831
3.81%, 11/21/47	750	591,037
4.25%, 01/15/29(a)	1,085	1,077,527
4.50%, 01/15/34	1,040	1,008,520
4.65%, 07/30/27	1,060	1,066,777
4.70%, 02/01/30	1,510	1,516,630
4.75%, 02/01/32	1,100	1,101,021
4.88%, 09/01/29	1,030	1,049,416
4.95%, 02/15/28	1,090	1,109,334
4.95%, 09/01/31(a)	935	950,229
5.00%, 02/15/33	1,780	1,797,837
5.00%, 03/01/35	2,020	2,015,006
5.25%, 03/01/54(a)	2,375	2,290,347
5.35%, 03/01/64	950	918,940
5.38%, 03/01/41	627	635,693
5.70%, 03/15/36(a)	760	810,615
5.70%, 03/15/37(a)	760	800,859
Hubbell Inc.
2.30%, 03/15/31	432	375,721
3.15%, 08/15/27	705	681,609
3.35%, 03/01/26	390	384,765
3.50%, 02/15/28	743	719,597
Jabil Inc.
1.70%, 04/15/26	770	744,741
3.00%, 01/15/31	767	686,890
3.60%, 01/15/30	1,092	1,025,927
Security	Par (000)	Value
Electronics (continued)
3.95%, 01/12/28	$1,070	$1,047,039
4.25%, 05/15/27	1,170	1,161,097
5.45%, 02/01/29	685	699,028
Keysight Technologies Inc.
3.00%, 10/30/29(a)	1,250	1,155,575
4.60%, 04/06/27	1,607	1,608,210
4.95%, 10/15/34(a)	205	201,554
TD SYNNEX Corp.
1.75%, 08/09/26(a)	1,155	1,107,497
2.38%, 08/09/28(a)	1,153	1,064,888
2.65%, 08/09/31	694	592,923
6.10%, 04/12/34	530	556,533
Trimble Inc.
4.90%, 06/15/28	1,671	1,679,435
6.10%, 03/15/33	560	590,946
Tyco Electronics Group SA
2.50%, 02/04/32	895	779,986
3.13%, 08/15/27	1,026	995,175
4.63%, 02/01/30	725	725,374
7.13%, 10/01/37	780	912,663
Vontier Corp.
1.80%, 04/01/26	766	739,761
2.40%, 04/01/28	871	803,001
2.95%, 04/01/31	907	789,674
		73,976,443
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	281	227,878
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	625	475,114
5.13%, 08/11/61(b)	1,557	1,142,683
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	15	11,801
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	600	643,671
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,080	1,116,061
6.35%, 08/18/28	1,110	1,164,814
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	585	413,022
MasTec Inc.
4.50%, 08/15/28(b)	1,080	1,057,661
5.90%, 06/15/29	520	533,623
Mexico City Airport Trust
3.88%, 04/30/28(b)	879	836,509
4.25%, 10/31/26(b)	1,445	1,418,903
5.50%, 10/31/46(b)	1,167	956,762
5.50%, 07/31/47(b)	2,866	2,347,724
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(b)	1,385	1,332,811
Ste Transcore Holdings Inc., 3.75%, 05/05/32(b)	50	47,593
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	15	13,068
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(b)	1,744	1,725,085
Vinci SA, 3.75%, 04/10/29(a)(b)	1,805	1,744,841
		16,981,746
Entertainment — 0.2%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	160	163,791

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	$165	$147,513
Warnermedia Holdings Inc.
3.76%, 03/15/27	5,700	5,563,971
4.05%, 03/15/29	2,400	2,279,956
4.28%, 03/15/32(a)	6,635	5,960,422
5.05%, 03/15/42	6,273	5,197,367
5.14%, 03/15/52	9,755	7,529,325
5.39%, 03/15/62	4,280	3,288,549
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	85	75,740
3.75%, 12/01/29(b)	10	9,297
3.88%, 07/15/30(b)	100	92,476
		30,308,407
Environmental Control — 0.4%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	180	150,078
Republic Services Inc.
1.45%, 02/15/31	1,245	1,034,615
1.75%, 02/15/32(a)	949	783,184
2.30%, 03/01/30(a)	1,131	1,015,397
2.38%, 03/15/33(a)	950	789,309
2.90%, 07/01/26	724	710,701
3.05%, 03/01/50	938	657,455
3.38%, 11/15/27	1,073	1,045,356
3.95%, 05/15/28	1,378	1,356,706
4.88%, 04/01/29	1,325	1,338,484
5.00%, 11/15/29(a)	575	584,197
5.00%, 12/15/33	995	998,378
5.00%, 04/01/34	1,095	1,095,395
5.20%, 11/15/34	680	690,482
5.70%, 05/15/41	380	390,932
6.20%, 03/01/40	437	478,124
Veralto Corp.
5.35%, 09/18/28	1,325	1,357,505
5.45%, 09/18/33	860	883,320
5.50%, 09/18/26	1,125	1,140,046
Waste Connections Inc.
2.20%, 01/15/32(a)	840	709,407
2.60%, 02/01/30(a)	1,152	1,047,828
2.95%, 01/15/52	1,285	830,970
3.05%, 04/01/50(a)	695	472,123
3.20%, 06/01/32	719	643,492
3.50%, 05/01/29(a)	1,028	987,381
4.20%, 01/15/33	1,067	1,014,330
4.25%, 12/01/28	1,016	1,007,290
5.00%, 03/01/34	1,065	1,063,042
Waste Management Inc.
1.15%, 03/15/28(a)	890	810,115
1.50%, 03/15/31	1,457	1,219,670
2.00%, 06/01/29(a)	910	823,872
2.50%, 11/15/50	775	471,159
2.95%, 06/01/41	945	713,820
3.15%, 11/15/27	1,358	1,317,127
3.88%, 01/15/29(b)	150	146,185
3.90%, 03/01/35(a)	603	551,846
4.10%, 03/01/45	440	375,300
4.15%, 04/15/32	1,415	1,364,891
4.15%, 07/15/49	1,056	889,279
4.50%, 03/15/28(a)	1,445	1,450,776
4.63%, 02/15/30(a)	1,255	1,261,851
4.63%, 02/15/33(a)	795	786,710
Security	Par (000)	Value
Environmental Control (continued)
4.65%, 03/15/30(a)	$1,465	$1,470,269
4.80%, 03/15/32(a)	1,375	1,378,421
4.88%, 02/15/29(a)	1,275	1,297,569
4.88%, 02/15/34(a)	1,350	1,352,628
4.95%, 07/03/27	615	623,794
4.95%, 07/03/31	955	970,906
4.95%, 03/15/35	2,290	2,291,939
5.35%, 10/15/54(a)	1,765	1,749,941
7.00%, 07/15/28	760	822,091
		48,415,686
Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,200	1,303,590
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	1,112	847,019
5.38%, 01/09/36(b)	1,115	1,106,755
6.05%, 01/15/29(a)(b)	1,195	1,240,191
6.40%, 01/15/34(b)	400	425,050
Cencosud SA
4.38%, 07/17/27(b)	1,095	1,076,779
5.95%, 05/28/31(b)	35	35,668
6.63%, 02/12/45(b)	330	341,302
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	970	877,859
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	1,215	1,077,582
Conagra Brands Inc.
1.38%, 11/01/27	1,800	1,648,143
4.85%, 11/01/28	2,193	2,194,413
5.30%, 10/01/26	875	884,459
5.30%, 11/01/38	1,654	1,591,518
5.40%, 11/01/48	1,610	1,498,910
7.00%, 10/01/28	1,420	1,517,401
7.13%, 10/01/26	385	399,829
8.25%, 09/15/30(a)	607	699,590
Danone SA, 2.95%, 11/02/26(b)	3,075	2,998,800
Flowers Foods Inc.
2.40%, 03/15/31	1,003	864,597
3.50%, 10/01/26	590	579,307
General Mills Inc.
2.25%, 10/14/31	770	658,406
2.88%, 04/15/30	1,428	1,306,463
3.00%, 02/01/51(a)	1,115	734,930
3.20%, 02/10/27	1,180	1,152,747
4.15%, 02/15/43	250	209,879
4.20%, 04/17/28(a)	2,525	2,500,018
4.55%, 04/17/38	641	595,761
4.70%, 01/30/27	830	833,846
4.70%, 04/17/48(a)	405	359,702
4.88%, 01/30/30	1,255	1,259,997
4.95%, 03/29/33(a)	1,400	1,392,330
5.25%, 01/30/35(a)	815	820,847
5.40%, 06/15/40	775	769,028
5.50%, 10/17/28	615	633,846
Gruma SAB de CV, 5.76%, 12/09/54(b)	75	71,813
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	840	644,643
4.70%, 11/10/47(a)(b)	673	574,537
4.88%, 06/27/44(a)(b)	445	397,694
Hershey Co. (The)
1.70%, 06/01/30	780	677,954
2.30%, 08/15/26	901	878,073
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
2.45%, 11/15/29	$570	$523,098
2.65%, 06/01/50	617	388,423
3.13%, 11/15/49(a)	689	480,631
3.38%, 08/15/46	635	478,345
4.25%, 05/04/28(a)	830	830,179
4.50%, 05/04/33(a)	345	338,739
4.55%, 02/24/28(a)	325	327,592
4.75%, 02/24/30	700	707,983
4.95%, 02/24/32	700	709,196
5.10%, 02/24/35(a)	755	766,973
Hormel Foods Corp.
1.70%, 06/03/28	1,640	1,505,232
1.80%, 06/11/30	1,211	1,052,679
3.05%, 06/03/51	1,075	723,807
4.80%, 03/30/27(a)	690	696,163
Ingredion Inc.
2.90%, 06/01/30	965	882,353
3.20%, 10/01/26	933	913,660
3.90%, 06/01/50(a)	494	377,469
6.63%, 04/15/37(a)	389	425,070
J.M. Smucker Co. (The)
2.13%, 03/15/32	495	411,319
2.38%, 03/15/30	1,104	989,718
3.38%, 12/15/27	972	944,773
4.25%, 03/15/35(a)	1,145	1,061,980
4.38%, 03/15/45	900	766,453
5.90%, 11/15/28	1,175	1,230,266
6.20%, 11/15/33(a)	1,505	1,611,202
6.50%, 11/15/43	740	806,839
6.50%, 11/15/53(a)	1,405	1,549,845
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	1,580	1,517,601
3.00%, 02/02/29	885	824,266
3.00%, 05/15/32	1,632	1,402,323
3.63%, 01/15/32	1,040	935,832
3.75%, 12/01/31	745	676,909
4.38%, 02/02/52	1,405	1,103,263
5.13%, 02/01/28	1,400	1,414,043
5.50%, 01/15/30	2,029	2,043,083
5.75%, 04/01/33	1,793	1,822,552
6.50%, 12/01/52	2,290	2,419,642
6.75%, 03/15/34	2,085	2,260,630
7.25%, 11/15/53	1,390	1,599,573
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(b)	515	536,482
Kellanova
2.10%, 06/01/30	1,042	924,412
3.25%, 04/01/26	1,160	1,145,399
3.40%, 11/15/27	969	942,641
4.30%, 05/15/28	1,310	1,302,957
4.50%, 04/01/46	1,158	1,013,557
5.25%, 03/01/33(a)	455	462,602
5.75%, 05/16/54	545	563,778
Series B, 7.45%, 04/01/31	1,080	1,226,341
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	565	578,154
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,925	1,888,821
3.75%, 04/01/30(a)	1,420	1,359,721
3.88%, 05/15/27	2,050	2,023,097
Security	Par (000)	Value
Food (continued)
4.25%, 03/01/31	$705	$684,512
4.38%, 06/01/46	4,010	3,353,428
4.63%, 01/30/29(a)	905	906,832
4.63%, 10/01/39	505	461,008
4.88%, 10/01/49	2,240	1,984,723
5.00%, 07/15/35(a)	1,010	1,000,401
5.00%, 06/04/42	2,395	2,220,185
5.20%, 03/15/32	700	709,596
5.20%, 07/15/45	2,360	2,211,083
5.40%, 03/15/35	700	710,665
5.50%, 06/01/50	585	563,596
6.50%, 02/09/40	955	1,040,794
6.75%, 03/15/32	515	568,777
6.88%, 01/26/39	1,180	1,327,343
7.13%, 08/01/39(a)(b)	1,200	1,382,401
Kroger Co. (The)
1.70%, 01/15/31(a)	810	682,825
2.20%, 05/01/30(a)	1,095	971,463
2.65%, 10/15/26	1,122	1,089,242
3.70%, 08/01/27	1,117	1,097,129
3.88%, 10/15/46	850	660,432
3.95%, 01/15/50	1,122	874,371
4.45%, 02/01/47	1,635	1,391,452
4.50%, 01/15/29	1,399	1,393,307
4.65%, 01/15/48	830	723,568
5.00%, 09/15/34	3,275	3,230,192
5.00%, 04/15/42	572	537,336
5.15%, 08/01/43	641	606,031
5.40%, 07/15/40(a)	348	344,119
5.40%, 01/15/49(a)	1,026	998,413
5.50%, 09/15/54	2,615	2,540,579
5.65%, 09/15/64	1,685	1,637,672
6.90%, 04/15/38(a)	697	787,817
7.50%, 04/01/31	725	822,369
8.00%, 09/15/29(a)	594	670,555
Series B, 7.70%, 06/01/29	550	611,612
Mars Inc.
0.88%, 07/16/26(b)	922	879,520
1.63%, 07/16/32(b)	830	671,159
2.38%, 07/16/40(b)	1,571	1,095,865
2.45%, 07/16/50(a)(b)	655	385,932
3.20%, 04/01/30(a)(b)	1,330	1,242,616
3.60%, 04/01/34(b)	1,001	897,560
3.88%, 04/01/39(a)(b)	1,250	1,077,478
3.95%, 04/01/44(a)(b)	605	500,936
3.95%, 04/01/49(a)(b)	1,117	889,464
4.13%, 04/01/54(b)	738	595,213
4.20%, 04/01/59(a)(b)	871	688,817
4.55%, 04/20/28(a)(b)	1,925	1,923,421
4.65%, 04/20/31(a)(b)	925	923,130
4.75%, 04/20/33(a)(b)	1,560	1,537,869
McCormick & Co. Inc./MD
1.85%, 02/15/31	947	800,388
2.50%, 04/15/30	952	855,388
3.40%, 08/15/27	1,581	1,542,124
4.20%, 08/15/47	500	418,451
4.70%, 10/15/34	665	637,764
4.95%, 04/15/33	925	922,422
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(a)(b)	730	694,029

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Mondelez International Inc.
1.50%, 02/04/31	$670	$560,091
1.88%, 10/15/32(a)	1,057	868,425
2.63%, 03/17/27	1,315	1,268,252
2.63%, 09/04/50	1,957	1,195,251
2.75%, 04/13/30	1,407	1,281,333
3.00%, 03/17/32	550	489,158
4.13%, 05/07/28	90	89,058
4.75%, 02/20/29	885	892,603
4.75%, 08/28/34	675	661,415
6.50%, 11/01/31	35	38,423
Nestle Capital Corp.
4.65%, 03/12/29(a)(b)	660	666,539
4.75%, 03/12/31(a)(b)	500	505,651
4.88%, 03/12/34(a)(b)	605	608,737
5.10%, 03/12/54(b)	290	282,576
Nestle Holdings Inc.
1.00%, 09/15/27(a)(b)	1,875	1,729,439
1.15%, 01/14/27(a)(b)	918	867,432
1.25%, 09/15/30(a)(b)	1,320	1,116,614
1.50%, 09/14/28(a)(b)	1,550	1,410,066
1.88%, 09/14/31(a)(b)	1,643	1,401,362
2.50%, 09/14/41(a)(b)	977	691,341
2.63%, 09/14/51(a)(b)	985	616,480
3.63%, 09/24/28(b)	1,914	1,867,634
3.90%, 09/24/38(b)	1,934	1,720,360
4.00%, 09/24/48(a)(b)	2,854	2,355,474
4.13%, 10/01/27(a)(b)	1,140	1,135,807
4.25%, 10/01/29(a)(b)	865	861,878
4.30%, 10/01/32(a)(b)	1,340	1,312,540
4.70%, 01/15/53(a)(b)	1,445	1,320,671
4.85%, 03/14/33(a)(b)	1,845	1,866,697
4.95%, 03/14/30(b)	940	960,162
5.00%, 03/14/28(a)(b)	1,535	1,563,720
5.00%, 09/12/28(a)(b)	910	932,108
5.00%, 09/12/30(a)(b)	930	956,996
5.00%, 09/12/33(a)(b)	535	546,558
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	235	232,396
Smithfield Foods Inc.
2.63%, 09/13/31(b)	917	783,140
3.00%, 10/15/30(b)	570	507,942
4.25%, 02/01/27(b)	1,087	1,066,455
5.20%, 04/01/29(a)(b)	791	786,766
Sysco Corp.
2.40%, 02/15/30(a)	935	841,189
2.45%, 12/14/31(a)	885	763,182
3.15%, 12/14/51(a)	1,485	984,059
3.25%, 07/15/27	1,516	1,473,650
3.30%, 07/15/26	1,448	1,425,751
3.30%, 02/15/50(a)	1,040	721,019
4.45%, 03/15/48	530	445,444
4.50%, 04/01/46	702	603,305
4.85%, 10/01/45	645	584,417
5.10%, 09/23/30(a)	500	506,966
5.38%, 09/21/35	550	560,197
5.40%, 03/23/35	725	736,702
5.75%, 01/17/29	1,055	1,095,457
5.95%, 04/01/30	1,667	1,750,419
6.00%, 01/17/34	650	693,992
6.60%, 04/01/40	680	755,947
Security	Par (000)	Value
Food (continued)
6.60%, 04/01/50(a)	$1,401	$1,563,946
Tesco PLC, 6.15%, 11/15/37(a)(b)	725	753,336
The Campbell's Co.
2.38%, 04/24/30	1,130	1,006,040
3.13%, 04/24/50	758	508,230
4.15%, 03/15/28	1,875	1,852,730
4.75%, 03/23/35	820	792,319
4.80%, 03/15/48	1,045	933,073
5.20%, 03/19/27	740	749,925
5.20%, 03/21/29(a)	1,015	1,032,615
5.25%, 10/13/54	465	435,113
5.30%, 03/20/26	610	614,297
5.40%, 03/21/34(a)	1,090	1,108,315
Tyson Foods Inc.
3.55%, 06/02/27	2,302	2,249,947
4.35%, 03/01/29	1,966	1,938,336
4.55%, 06/02/47	1,256	1,075,483
4.88%, 08/15/34	1,101	1,073,514
5.10%, 09/28/48(a)	2,035	1,872,194
5.15%, 08/15/44	979	919,317
5.40%, 03/15/29	835	854,041
5.70%, 03/15/34	715	736,063
		227,172,396
Food Service — 0.0%
Sodexo Inc.
1.63%, 04/16/26(a)(b)	799	772,827
2.72%, 04/16/31(b)	1,183	1,035,109
		1,807,936
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	1,210	1,174,251
4.20%, 01/29/30(a)(b)	610	575,404
4.25%, 04/30/29(b)	927	881,600
5.15%, 01/29/50(b)	420	362,187
5.50%, 11/02/47(a)	666	602,014
5.50%, 04/30/49(a)(b)	545	485,033
Georgia-Pacific LLC
0.95%, 05/15/26(a)(b)	1,531	1,468,584
2.10%, 04/30/27(a)(b)	514	489,221
2.30%, 04/30/30(b)	484	431,024
7.25%, 06/01/28	1,068	1,150,508
7.75%, 11/15/29(a)	1,185	1,343,345
8.88%, 05/15/31	422	516,557
International Paper Co.
4.35%, 08/15/48(a)	1,120	937,693
4.40%, 08/15/47	957	802,250
4.80%, 06/15/44	1,050	945,097
5.00%, 09/15/35(a)	825	820,215
5.15%, 05/15/46	525	489,622
6.00%, 11/15/41	891	930,512
7.30%, 11/15/39	435	509,057
Inversiones CMPC SA
3.00%, 04/06/31(a)(b)	857	745,368
3.85%, 01/13/30(b)	720	672,137
4.38%, 04/04/27(b)	310	307,229
6.13%, 06/23/33(b)	690	704,558
6.13%, 02/26/34(a)(b)	455	463,199
Suzano Austria GmbH
2.50%, 09/15/28	1,025	932,884
3.13%, 01/15/32	1,555	1,326,025
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
3.75%, 01/15/31	$1,955	$1,769,710
5.00%, 01/15/30	1,489	1,454,706
5.75%, 07/14/26(b)	160	161,888
6.00%, 01/15/29	2,712	2,762,747
7.00%, 03/16/47(a)(b)	1,807	1,923,425
Suzano International Finance BV, 5.50%, 01/17/27(a)	1,892	1,910,776
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)(b)	15	15,827
		30,064,653
Gas — 0.7%
APA Infrastructure Ltd.
4.25%, 07/15/27(b)	1,471	1,459,240
5.00%, 03/23/35(a)(b)	590	574,515
5.13%, 09/16/34(b)	845	833,431
5.75%, 09/16/44(a)(b)	250	253,733
Atmos Energy Corp.
1.50%, 01/15/31	1,015	851,535
2.63%, 09/15/29(a)	685	633,551
2.85%, 02/15/52	815	520,676
3.00%, 06/15/27	940	912,848
3.38%, 09/15/49	952	683,891
4.13%, 10/15/44	1,259	1,057,520
4.13%, 03/15/49	933	756,893
4.15%, 01/15/43	760	648,656
4.30%, 10/01/48	642	540,718
5.00%, 12/15/54(a)	305	281,297
5.45%, 10/15/32(a)	360	375,622
5.50%, 06/15/41	504	512,923
5.75%, 10/15/52	675	697,290
5.90%, 11/15/33	1,020	1,082,810
6.20%, 11/15/53	700	771,339
Boston Gas Co.
3.00%, 08/01/29(a)(b)	727	672,105
3.15%, 08/01/27(a)(b)	689	662,828
3.76%, 03/16/32(b)	670	611,933
4.49%, 02/15/42(a)(b)	765	656,194
6.12%, 07/20/53(a)(b)	685	709,881
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26(b)	990	976,058
3.87%, 03/04/29(b)	750	722,904
4.27%, 03/15/48(b)	1,076	856,743
4.49%, 03/04/49(b)	512	419,431
4.50%, 03/10/46(a)(b)	480	404,213
4.63%, 08/05/27(b)	640	636,240
4.87%, 08/05/32(b)	535	519,564
6.39%, 09/15/33(b)	820	872,744
6.42%, 07/18/54(a)(b)	725	776,174
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	998	851,510
4.00%, 04/01/28	439	431,975
4.10%, 09/01/47	560	459,874
4.40%, 07/01/32	815	786,583
5.25%, 03/01/28	1,259	1,281,926
5.40%, 03/01/33	840	858,245
5.40%, 07/01/34(a)	225	229,011
5.85%, 01/15/41	277	288,432
6.63%, 11/01/37(a)	226	248,067
Centrica PLC, 5.38%, 10/16/43(a)(b)	770	725,092
East Ohio Gas Co. (The)
2.00%, 06/15/30(a)(b)	1,297	1,133,589
3.00%, 06/15/50(a)(b)	1,187	760,128
Security	Par (000)	Value
Gas (continued)
ENN Energy Holdings Ltd.
2.63%, 09/17/30(b)	$5	$4,506
4.63%, 05/17/27(b)	145	144,149
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(b)	635	613,619
7.85%, 11/09/33(a)(b)	455	507,846
KeySpan Gas East Corp.
2.74%, 08/15/26(b)	890	866,183
3.59%, 01/18/52(b)	630	433,473
5.82%, 04/01/41(b)	855	852,915
5.99%, 03/06/33(b)	405	418,833
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	1,220	1,142,032
6.25%, 01/20/42(a)(b)	460	525,203
Nakilat Inc., 6.07%, 12/31/33(a)(b)	579	598,551
National Fuel Gas Co.
2.95%, 03/01/31	900	790,443
3.95%, 09/15/27	685	672,371
4.75%, 09/01/28(a)	675	671,509
5.50%, 10/01/26	745	753,659
5.50%, 03/15/30	395	399,969
5.95%, 03/15/35	340	348,281
NiSource Inc.
1.70%, 02/15/31	1,037	868,823
2.95%, 09/01/29	1,293	1,202,592
3.49%, 05/15/27	1,421	1,390,381
3.60%, 05/01/30	1,203	1,140,062
3.95%, 03/30/48	1,284	1,008,271
4.38%, 05/15/47	1,560	1,312,354
4.80%, 02/15/44	1,096	992,391
5.00%, 06/15/52(a)	785	717,289
5.20%, 07/01/29	875	891,946
5.25%, 03/30/28	1,355	1,375,599
5.25%, 02/15/43	766	732,298
5.35%, 04/01/34(a)	905	916,684
5.40%, 06/30/33	675	683,866
5.65%, 02/01/45	795	799,123
5.80%, 02/01/42	360	361,390
5.95%, 06/15/41	469	486,435
6.95%, 11/30/54, (5-year CMT + 2.451%)(d)	95	97,066
ONE Gas Inc.
2.00%, 05/15/30	533	468,456
4.25%, 09/01/32	370	356,122
4.50%, 11/01/48	671	572,114
4.66%, 02/01/44	857	774,538
5.10%, 04/01/29	695	707,321
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	495	431,492
3.35%, 06/01/50	662	454,998
3.50%, 06/01/29	839	801,254
3.64%, 11/01/46	635	471,707
4.10%, 09/18/34(a)	400	365,773
4.65%, 08/01/43	449	401,327
5.05%, 05/15/52	605	543,288
5.10%, 02/15/35	440	437,750
5.40%, 06/15/33	555	565,041
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)	315	292,950
Southern California Gas Co.
2.95%, 04/15/27	1,355	1,310,739
3.75%, 09/15/42	519	411,176

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
4.45%, 03/15/44(a)	$407	$348,293
5.05%, 09/01/34	890	883,230
5.13%, 11/15/40	605	585,731
5.20%, 06/01/33(a)	775	780,530
5.60%, 04/01/54(a)	715	704,597
5.75%, 06/01/53(a)	740	747,751
6.35%, 11/15/52	880	956,141
Series KK, 5.75%, 11/15/35(a)	250	256,472
Series TT, 2.60%, 06/15/26	832	812,326
Series UU, 4.13%, 06/01/48	617	498,347
Series VV, 4.30%, 01/15/49	825	679,478
Series WW, 3.95%, 02/15/50	604	467,575
Series XX, 2.55%, 02/01/30(a)	1,025	927,093
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	466	458,545
3.95%, 10/01/46	1,012	797,654
4.40%, 06/01/43	800	695,831
4.40%, 05/30/47	775	648,141
4.95%, 09/15/34	710	697,402
5.15%, 09/15/32	730	733,948
5.75%, 09/15/33(a)	680	705,164
5.88%, 03/15/41	635	653,103
6.00%, 10/01/34	160	166,188
Series 2020-A, 1.75%, 01/15/31(a)	739	622,699
Series 21A, 3.15%, 09/30/51	780	515,544
Southwest Gas Corp.
2.20%, 06/15/30	649	570,511
3.18%, 08/15/51	610	402,741
3.70%, 04/01/28(a)	358	348,042
3.80%, 09/29/46(a)	150	114,187
4.05%, 03/15/32	970	912,024
4.15%, 06/01/49(a)	561	443,688
5.45%, 03/23/28(a)	425	433,206
5.80%, 12/01/27	385	396,144
Spire Inc.
4.70%, 08/15/44	375	327,114
5.30%, 03/01/26	195	195,981
Spire Missouri Inc.
3.30%, 06/01/51(a)	495	349,671
4.80%, 02/15/33	335	334,277
Series 2034, 5.15%, 08/15/34(a)	310	314,286
Washington Gas Light Co.
3.65%, 09/15/49	780	579,910
Series K, 3.80%, 09/15/46	731	570,467
		86,720,122
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31	404	354,974
4.63%, 06/15/28(a)	470	469,642
Regal Rexnord Corp.
6.05%, 04/15/28	1,785	1,825,534
6.30%, 02/15/30(a)	1,620	1,687,970
6.40%, 04/15/33	1,795	1,866,582
Snap-on Inc.
3.10%, 05/01/50	856	592,243
3.25%, 03/01/27	665	649,595
4.10%, 03/01/48	578	480,828
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	1,536	1,358,262
2.75%, 11/15/50	1,300	768,485
3.00%, 05/15/32	470	412,828
Security	Par (000)	Value
Hand & Machine Tools (continued)
4.25%, 11/15/28(a)	$962	$951,867
4.85%, 11/15/48(a)	625	543,684
5.20%, 09/01/40(a)	637	618,567
6.00%, 03/06/28(a)	690	718,655
6.27%, 03/06/26	35	35,027
		13,334,743
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28	1,437	1,323,278
1.40%, 06/30/30(a)	1,306	1,124,609
3.75%, 11/30/26	2,645	2,626,132
4.75%, 11/30/36	2,498	2,480,180
4.75%, 04/15/43(a)	568	550,616
4.90%, 11/30/46	4,108	3,964,717
5.30%, 05/27/40	1,456	1,509,183
6.00%, 04/01/39(a)	721	801,703
6.15%, 11/30/37(a)	850	949,622
Agilent Technologies Inc.
2.10%, 06/04/30	993	871,475
2.30%, 03/12/31	1,467	1,273,670
2.75%, 09/15/29	874	806,249
3.05%, 09/22/26	567	554,709
4.20%, 09/09/27(a)	375	372,871
4.75%, 09/09/34(a)	895	871,789
Alcon Finance Corp.
2.60%, 05/27/30(b)	1,415	1,273,691
2.75%, 09/23/26(b)	853	829,362
3.00%, 09/23/29(b)	1,493	1,388,804
3.80%, 09/23/49(a)(b)	765	581,090
5.38%, 12/06/32(b)	1,153	1,179,443
5.75%, 12/06/52(a)(b)	1,080	1,098,625
Baxter International Inc.
1.73%, 04/01/31	1,231	1,027,682
1.92%, 02/01/27	2,386	2,272,269
2.27%, 12/01/28	2,405	2,207,510
2.54%, 02/01/32(a)	1,445	1,240,826
2.60%, 08/15/26	819	796,986
3.13%, 12/01/51(a)	1,245	816,897
3.50%, 08/15/46(a)	782	569,148
3.95%, 04/01/30(a)	981	947,912
4.50%, 06/15/43(a)	495	417,828
6.25%, 12/01/37(a)	266	278,561
Boston Scientific Corp.
2.65%, 06/01/30	2,172	1,978,258
4.00%, 03/01/28(a)	505	498,256
4.00%, 03/01/29(a)	250	244,977
4.55%, 03/01/39	765	722,709
4.70%, 03/01/49(a)	775	709,338
6.50%, 11/15/35	845	950,490
7.38%, 01/15/40	400	487,964
Covidien International Finance SA, 6.55%, 10/15/37	248	277,343
Danaher Corp.
2.60%, 10/01/50(a)	1,525	947,605
2.80%, 12/10/51(a)	1,510	964,430
4.38%, 09/15/45	817	717,449
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	1,284	1,153,776
DH Europe Finance II SARL
2.60%, 11/15/29	1,460	1,340,609
3.25%, 11/15/39	949	760,944
3.40%, 11/15/49	1,404	1,026,603
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28	$1,544	$1,529,483
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,220	1,222,670
5.65%, 11/15/27	3,014	3,094,760
5.86%, 03/15/30	1,480	1,547,463
5.91%, 11/22/32(a)	1,680	1,780,890
6.38%, 11/22/52(a)	1,710	1,898,539
Koninklijke Philips NV
5.00%, 03/15/42	751	701,428
6.88%, 03/11/38	1,210	1,347,365
Medtronic Global Holdings SCA
4.25%, 03/30/28	1,330	1,326,308
4.50%, 03/30/33(a)	1,540	1,508,986
Medtronic Inc.
4.00%, 04/01/43	45	39,375
4.38%, 03/15/35	2,635	2,548,275
4.63%, 03/15/45	2,939	2,690,586
Olympus Corp., 2.14%, 12/08/26(b)	925	886,332
Revvity Inc.
1.90%, 09/15/28	1,075	979,617
2.25%, 09/15/31	615	518,798
2.55%, 03/15/31	850	736,027
3.30%, 09/15/29	1,365	1,280,290
3.63%, 03/15/51	555	396,455
Smith & Nephew PLC
2.03%, 10/14/30	1,667	1,432,379
5.15%, 03/20/27	480	484,617
5.40%, 03/20/34	325	327,460
Solventum Corp.
5.40%, 03/01/29	1,470	1,500,469
5.45%, 02/25/27	1,150	1,168,723
5.45%, 03/13/31	1,710	1,751,858
5.60%, 03/23/34	2,300	2,354,353
5.90%, 04/30/54	1,955	1,987,201
6.00%, 05/15/64	1,020	1,034,885
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,377	1,220,692
3.75%, 03/15/51	1,224	896,337
Stryker Corp.
1.95%, 06/15/30(a)	1,728	1,513,582
2.90%, 06/15/50(a)	775	520,334
3.50%, 03/15/26	1,454	1,439,533
3.65%, 03/07/28(a)	1,004	979,879
4.10%, 04/01/43	976	832,776
4.25%, 09/11/29	1,300	1,280,897
4.38%, 05/15/44	593	517,504
4.55%, 02/10/27	875	876,656
4.63%, 09/11/34(a)	990	967,955
4.63%, 03/15/46(a)	1,468	1,323,880
4.70%, 02/10/28	875	880,109
4.85%, 12/08/28	1,135	1,150,237
4.85%, 02/10/30	875	880,858
5.20%, 02/10/35(a)	875	888,178
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	1,197	1,091,643
2.00%, 10/15/31(a)	2,134	1,822,580
2.60%, 10/01/29	1,533	1,414,522
2.80%, 10/15/41	1,870	1,356,981
4.10%, 08/15/47	1,083	909,399
4.80%, 11/21/27	1,320	1,334,542
4.95%, 08/10/26	620	625,728
Security	Par (000)	Value
Health Care - Products (continued)
4.95%, 11/21/32(a)	$1,015	$1,028,514
4.98%, 08/10/30	1,120	1,139,133
5.00%, 12/05/26	1,630	1,646,865
5.00%, 01/31/29(a)	1,625	1,660,062
5.09%, 08/10/33	1,095	1,112,351
5.20%, 01/31/34(a)	730	745,371
5.30%, 02/01/44(a)	659	654,369
5.40%, 08/10/43(a)	940	951,806
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	1,120	976,645
3.55%, 03/20/30(a)	775	728,657
4.25%, 08/15/35	402	369,322
4.45%, 08/15/45(a)	795	695,300
4.70%, 02/19/27	720	722,075
5.05%, 02/19/30	500	505,357
5.20%, 09/15/34(a)	1,035	1,035,003
5.35%, 12/01/28	1,050	1,072,733
5.50%, 02/19/35	500	512,219
5.75%, 11/30/39	577	595,985
		128,740,349
Health Care - Services — 3.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	60	38,937
Adventist Health System/West
2.95%, 03/01/29(a)	682	632,114
3.63%, 03/01/49(a)	660	482,307
5.43%, 03/01/32(a)	565	575,860
5.76%, 12/01/34	200	205,510
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	232	171,679
3.83%, 08/15/28	170	166,596
4.27%, 08/15/48	377	326,193
Series 2020, 2.21%, 06/15/30	65	57,720
Series 2020, 3.01%, 06/15/50	625	427,831
Aetna Inc.
3.88%, 08/15/47(a)	130	96,914
4.50%, 05/15/42	797	671,995
4.75%, 03/15/44	630	544,110
6.63%, 06/15/36	1,220	1,311,884
6.75%, 12/15/37	910	991,096
AHS Hospital Corp.
5.02%, 07/01/45	810	783,526
Series 2021, 2.78%, 07/01/51	855	551,266
Allina Health System
2.90%, 11/15/51(a)	185	120,156
4.81%, 11/15/45	555	510,186
Series 2019, 3.89%, 04/15/49	703	554,539
Ascension Health
3.95%, 11/15/46	1,250	1,044,449
4.85%, 11/15/53	687	647,773
Series B, 2.53%, 11/15/29	1,462	1,341,599
Series B, 3.11%, 11/15/39	1,020	807,342
Banner Health
1.90%, 01/01/31	620	531,557
2.34%, 01/01/30(a)	760	688,199
2.91%, 01/01/42(a)	505	371,435
2.91%, 01/01/51	770	514,042
Series 2020, 3.18%, 01/01/50(a)	619	440,142
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	605	541,365

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	$105	$64,696
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	494	361,159
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	455	365,237
Baylor Scott & White Holdings
3.97%, 11/15/46	505	424,486
4.19%, 11/15/45	1,112	961,832
Series 2021, 1.78%, 11/15/30	504	431,664
Series 2021, 2.84%, 11/15/50	965	638,787
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(a)	525	346,152
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	1,125	1,068,279
Series 2018, 4.30%, 07/01/28(a)	285	282,563
Series 20-2, 2.10%, 06/01/31	765	654,291
Series 20-2, 3.21%, 06/01/50	860	599,677
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	620	429,942
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	530	455,939
Centene Corp.
2.45%, 07/15/28	3,190	2,906,309
2.50%, 03/01/31	3,360	2,837,715
2.63%, 08/01/31	1,985	1,672,489
3.00%, 10/15/30	3,195	2,794,097
3.38%, 02/15/30	2,960	2,678,484
4.25%, 12/15/27(a)	2,880	2,802,401
4.63%, 12/15/29	5,000	4,802,349
Children's Health System of Texas, 2.51%, 08/15/50(a)	1,135	709,393
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	215	182,827
Series 2020, 2.59%, 02/01/50	170	107,792
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	679	608,476
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	830	539,979
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	515	339,227
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	1,005	996,388
Cigna Group (The)
2.38%, 03/15/31(a)	2,130	1,854,617
2.40%, 03/15/30	1,890	1,691,603
3.05%, 10/15/27	1,043	1,007,585
3.20%, 03/15/40	1,449	1,106,221
3.40%, 03/01/27	2,060	2,018,834
3.40%, 03/15/50(a)	2,055	1,415,049
3.40%, 03/15/51	2,495	1,702,174
3.88%, 10/15/47	1,654	1,255,207
4.38%, 10/15/28	5,440	5,397,709
4.80%, 08/15/38	3,268	3,071,287
4.80%, 07/15/46	2,009	1,770,526
4.90%, 12/15/48	4,163	3,677,606
5.00%, 05/15/29(a)	1,455	1,475,581
5.13%, 05/15/31(a)	1,160	1,176,338
5.25%, 02/15/34(a)	1,755	1,770,140
5.38%, 02/15/42(a)	70	66,602
Security	Par (000)	Value
Health Care - Services (continued)
5.40%, 03/15/33	$1,200	$1,225,754
5.60%, 02/15/54	1,695	1,642,158
5.69%, 03/15/26	425	425,086
6.13%, 11/15/41	559	584,022
City of Hope
Series 2013, 5.62%, 11/15/43	495	495,406
Series 2018, 4.38%, 08/15/48(a)	760	629,379
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	425	378,037
CommonSpirit Health
2.78%, 10/01/30	53	47,538
3.35%, 10/01/29	788	743,243
3.82%, 10/01/49	492	377,991
3.91%, 10/01/50	630	483,141
4.19%, 10/01/49	1,058	856,948
4.35%, 11/01/42(a)	650	561,147
5.32%, 12/01/34	1,000	1,009,602
5.55%, 12/01/54(a)	960	948,939
6.46%, 11/01/52(a)	300	336,303
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	537	358,671
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	799	599,081
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,074	779,775
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	702	556,878
Dignity Health
4.50%, 11/01/42	100	88,350
5.27%, 11/01/64(a)	340	316,516
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	1,202	992,596
Elevance Health Inc.
2.25%, 05/15/30	1,816	1,610,528
2.55%, 03/15/31	1,656	1,459,205
2.88%, 09/15/29	1,527	1,417,326
3.13%, 05/15/50	1,499	991,094
3.60%, 03/15/51	2,020	1,455,381
3.65%, 12/01/27	2,530	2,476,287
3.70%, 09/15/49	1,248	918,775
4.10%, 03/01/28	2,135	2,107,997
4.10%, 05/15/32	957	906,818
4.38%, 12/01/47	2,055	1,707,432
4.50%, 10/30/26	730	730,561
4.55%, 03/01/48	1,290	1,095,682
4.55%, 05/15/52	1,132	948,727
4.63%, 05/15/42	1,287	1,143,140
4.65%, 01/15/43	1,490	1,327,974
4.65%, 08/15/44	1,140	1,008,931
4.75%, 02/15/30	900	902,897
4.75%, 02/15/33	1,565	1,534,333
4.85%, 08/15/54(a)	400	344,805
4.95%, 11/01/31	1,300	1,301,172
5.10%, 01/15/44	916	858,867
5.13%, 02/15/53	1,555	1,428,620
5.15%, 06/15/29	825	841,312
5.20%, 02/15/35	1,310	1,311,016
5.38%, 06/15/34	1,285	1,301,731
5.50%, 10/15/32(a)	1,040	1,073,353
5.65%, 06/15/54	1,185	1,166,544
5.70%, 02/15/55	1,365	1,343,609
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.85%, 01/15/36	$380	$394,120
5.85%, 11/01/64	1,465	1,461,272
5.95%, 12/15/34(a)	590	623,535
6.10%, 10/15/52(a)	1,175	1,218,623
6.38%, 06/15/37	675	731,212
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	187	146,066
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	265	251,574
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	1,332	1,268,252
2.38%, 02/16/31(b)	981	832,667
3.00%, 12/01/31(a)(b)	680	586,165
3.75%, 06/15/29(b)	859	817,573
Hackensack Meridian Health Inc.
4.21%, 07/01/48(a)	820	701,036
4.50%, 07/01/57	522	456,310
Series 2020, 2.68%, 09/01/41	775	559,104
Series 2020, 2.88%, 09/01/50	825	545,836
Hartford HealthCare Corp., 3.45%, 07/01/54	205	149,263
HCA Inc.
2.38%, 07/15/31	1,485	1,265,901
3.13%, 03/15/27	1,526	1,481,076
3.38%, 03/15/29	740	698,543
3.50%, 09/01/30	3,775	3,509,311
3.50%, 07/15/51(a)	2,250	1,515,906
3.63%, 03/15/32	2,929	2,651,093
4.13%, 06/15/29	2,821	2,737,304
4.38%, 03/15/42	865	726,388
4.50%, 02/15/27	1,786	1,779,126
4.63%, 03/15/52(a)	2,990	2,430,089
5.00%, 03/01/28(a)	360	362,914
5.13%, 06/15/39	1,626	1,530,976
5.20%, 06/01/28	1,003	1,015,211
5.25%, 06/15/26	2,095	2,103,538
5.25%, 03/01/30	670	679,137
5.25%, 06/15/49	2,898	2,602,012
5.38%, 09/01/26	1,512	1,521,486
5.45%, 04/01/31	1,595	1,623,908
5.45%, 09/15/34	1,635	1,629,419
5.50%, 03/01/32	1,325	1,343,295
5.50%, 06/01/33	1,830	1,847,032
5.50%, 06/15/47	2,116	1,981,614
5.60%, 04/01/34	1,685	1,699,680
5.63%, 09/01/28	2,443	2,496,755
5.75%, 03/01/35	2,075	2,112,391
5.88%, 02/01/29	1,790	1,843,405
5.90%, 06/01/53	1,490	1,453,154
5.95%, 09/15/54(a)	1,430	1,403,379
6.00%, 04/01/54	2,195	2,172,603
6.10%, 04/01/64	1,202	1,186,045
6.20%, 03/01/55	630	641,341
7.50%, 11/06/33	535	600,263
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	1,739	1,535,479
3.20%, 06/01/50(b)	716	473,696
5.20%, 06/15/29(b)	1,610	1,638,162
5.45%, 06/15/34(b)	1,005	1,023,807
5.88%, 06/15/54(b)	1,200	1,204,659
Security	Par (000)	Value
Health Care - Services (continued)
Highmark Inc.
1.45%, 05/10/26(b)	$918	$879,987
2.55%, 05/10/31(b)	937	781,828
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	565	444,803
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	860	855,822
Humana Inc.
1.35%, 02/03/27	570	535,007
2.15%, 02/03/32	1,882	1,544,296
3.13%, 08/15/29	325	302,825
3.70%, 03/23/29	1,252	1,198,421
3.95%, 03/15/27	1,122	1,106,426
3.95%, 08/15/49	733	547,708
4.63%, 12/01/42(a)	846	723,290
4.80%, 03/15/47	834	709,188
4.88%, 04/01/30	1,140	1,135,409
4.95%, 10/01/44(a)	1,124	983,935
5.38%, 04/15/31	760	766,517
5.50%, 03/15/53(a)	1,035	952,132
5.75%, 03/01/28	865	888,707
5.75%, 12/01/28(a)	510	525,779
5.75%, 04/15/54	1,165	1,111,032
5.88%, 03/01/33	960	984,963
5.95%, 03/15/34(a)	910	937,411
8.15%, 06/15/38	390	468,040
ICON Investments Six DAC
5.81%, 05/08/27	740	755,599
5.85%, 05/08/29	822	848,758
6.00%, 05/08/34	820	846,343
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	951	783,751
Series 2021, 2.85%, 11/01/51(a)	335	220,543
Inova Health System Foundation, 4.07%, 05/15/52(a)	605	503,600
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	685	513,107
Iowa Health System, Series 2020, 3.67%, 02/15/50(a)	530	399,199
IQVIA Inc.
5.70%, 05/15/28	1,175	1,200,791
6.25%, 02/01/29	635	662,838
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	905	750,009
Kaiser Foundation Hospitals
3.15%, 05/01/27	1,240	1,209,979
4.15%, 05/01/47	2,262	1,924,169
4.88%, 04/01/42	937	893,226
Series 2019, 3.27%, 11/01/49	1,537	1,115,461
Series 2021, 2.81%, 06/01/41	925	680,412
Series 2021, 3.00%, 06/01/51(a)	2,200	1,490,056
Laboratory Corp. of America Holdings
1.55%, 06/01/26	930	896,845
2.70%, 06/01/31	930	818,407
2.95%, 12/01/29	1,125	1,037,403
3.60%, 09/01/27	785	768,210
4.35%, 04/01/30	1,200	1,176,552
4.55%, 04/01/32(a)	900	877,201
4.70%, 02/01/45(a)	1,642	1,453,024
4.80%, 10/01/34(a)	855	831,060

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	$15	$11,934
Series 2020, 3.19%, 07/01/49(a)	545	389,015
Series 2020, 3.34%, 07/01/60	920	633,956
Mayo Clinic
3.77%, 11/15/43(a)	385	320,725
Series 2013, 4.00%, 11/15/47(a)	260	220,893
Series 2016, 4.13%, 11/15/52(a)	290	245,335
Series 2021, 3.20%, 11/15/61(a)	748	503,166
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	658	565,107
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	300	216,431
Memorial Health Services, 3.45%, 11/01/49	810	603,136
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	324,700
5.00%, 07/01/42	285	278,157
Series 2015, 4.20%, 07/01/55	312	264,228
Series 2020, 2.96%, 01/01/50(a)	200	136,434
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	1,294	827,826
Montefiore Obligated Group
4.29%, 09/01/50	329	241,156
Series 18-C, 5.25%, 11/01/48(a)	486	413,282
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	345	262,910
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	505	374,688
Series 2019, 3.74%, 07/01/49(a)	895	608,659
Series 2020, 3.39%, 07/01/50(a)	650	400,409
MultiCare Health System, 2.80%, 08/15/50	620	377,089
MyMichigan Health, Series 2020, 3.41%, 06/01/50(a)	725	519,183
Nationwide Children's Hospital Inc., 4.56%, 11/01/52(a)	614	557,680
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	170	119,282
2.61%, 08/01/60(a)	238	137,669
3.56%, 08/01/36	110	95,076
4.02%, 08/01/45(a)	610	521,247
4.06%, 08/01/56	149	123,043
4.76%, 08/01/2116(a)	255	217,544
Series 2019, 3.95%	410	298,508
Northwell Healthcare Inc.
3.81%, 11/01/49	452	348,761
3.98%, 11/01/46	675	545,356
4.26%, 11/01/47(a)	1,376	1,155,195
6.15%, 11/01/43	590	623,650
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	245	156,067
Novant Health Inc.
2.64%, 11/01/36	795	637,395
3.17%, 11/01/51	1,174	815,594
3.32%, 11/01/61(a)	658	443,737
4.37%, 11/01/43	500	433,602
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	730	459,298
Ochsner Clinic Foundation, 5.90%, 05/15/45	515	501,017
OhioHealth Corp.
2.30%, 11/15/31	665	578,161
Security	Par (000)	Value
Health Care - Services (continued)
2.83%, 11/15/41(a)	$880	$649,421
Series 2020, 3.04%, 11/15/50(a)	158	111,177
Orlando Health Obligated Group
3.33%, 10/01/50(a)	395	287,527
4.09%, 10/01/48	507	417,762
5.48%, 10/01/35	30	31,041
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	645	568,311
Series 2020, 3.22%, 11/15/50(a)	830	553,325
Piedmont Healthcare Inc.
2.04%, 01/01/32	520	435,507
2.86%, 01/01/52(a)	845	545,731
Series 2042, 2.72%, 01/01/42	630	454,037
Premier Health Partners, Series G, 2.91%, 11/15/26	507	490,836
Presbyterian Healthcare Services, 4.88%, 08/01/52	615	581,710
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	410	418,079
Series 19A, 2.53%, 10/01/29(a)	1,305	1,188,695
Series 21A, 2.70%, 10/01/51(a)	1,123	681,247
Series A, 3.93%, 10/01/48	832	664,787
Series H, 2.75%, 10/01/26(a)	656	638,454
Series I, 3.74%, 10/01/47	663	516,544
Queen's Health Systems (The), 4.81%, 07/01/52	265	248,985
Quest Diagnostics Inc.
2.80%, 06/30/31	967	860,734
2.95%, 06/30/30(a)	1,288	1,181,702
3.45%, 06/01/26	890	879,782
4.20%, 06/30/29(a)	1,070	1,052,133
4.60%, 12/15/27	565	567,217
4.63%, 12/15/29	890	887,121
4.70%, 03/30/45(a)	546	492,949
5.00%, 12/15/34(a)	1,035	1,025,475
6.40%, 11/30/33	670	732,138
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	140	98,348
Roche Holdings Inc.
1.93%, 12/13/28(a)(b)	2,890	2,645,530
2.08%, 12/13/31(a)(b)	3,087	2,628,392
2.31%, 03/10/27(a)(b)	1,489	1,435,525
2.38%, 01/28/27(a)(b)	1,445	1,395,665
2.61%, 12/13/51(a)(b)	3,130	1,944,544
2.63%, 05/15/26(b)	1,325	1,300,727
3.63%, 09/17/28(a)(b)	1,070	1,046,674
4.00%, 11/28/44(a)(b)	1,305	1,107,001
4.20%, 09/09/29(a)(b)	905	899,049
4.59%, 09/09/34(b)	1,075	1,058,443
4.79%, 03/08/29(a)(b)	1,040	1,055,855
4.91%, 03/08/31(b)	1,165	1,186,494
4.99%, 03/08/34(a)(b)	1,430	1,447,143
5.22%, 03/08/54(a)(b)	1,950	1,931,134
5.27%, 11/13/26(b)	1,830	1,859,437
5.34%, 11/13/28(b)	2,080	2,145,695
5.49%, 11/13/30(b)	1,945	2,037,017
5.59%, 11/13/33(b)	2,370	2,503,912
7.00%, 03/01/39(b)	1,285	1,527,716
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(a)	575	558,728
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	$917	$597,798
Sentara Health, 2.93%, 11/01/51	180	120,675
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	60	38,357
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	563	529,529
SSM Health Care Corp.
4.89%, 06/01/28(a)	625	630,306
Series A, 3.82%, 06/01/27	1,273	1,254,019
Stanford Health Care
3.03%, 08/15/51	605	415,556
Series 2018, 3.80%, 11/15/48	996	803,044
Series 2020, 3.31%, 08/15/30	390	367,578
Summa Health, 3.51%, 11/15/51	325	242,077
Sutter Health
5.16%, 08/15/33	25	25,376
5.55%, 08/15/53(a)	10	10,464
Series 2018, 3.70%, 08/15/28(a)	302	293,777
Series 2018, 4.09%, 08/15/48	420	352,203
Series 20A, 2.29%, 08/15/30	335	296,256
Series 20A, 3.16%, 08/15/40(a)	333	264,598
Series 20A, 3.36%, 08/15/50	360	264,598
Texas Health Resources
2.33%, 11/15/50	585	346,308
4.33%, 11/15/55(a)	410	355,262
Toledo Hospital (The), 5.75%, 11/15/38(a)	394	397,063
Trinity Health Corp.
4.13%, 12/01/45	810	689,430
Series 2019, 3.43%, 12/01/48(a)	490	377,466
Series 2021, 2.63%, 12/01/40(a)	630	470,118
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	320	305,680
UnitedHealth Group Inc.
3.70%, 05/15/27	1,105	1,088,636
1.15%, 05/15/26	1,273	1,225,960
2.00%, 05/15/30	2,112	1,853,906
2.30%, 05/15/31	2,110	1,834,613
2.75%, 05/15/40	1,515	1,101,467
2.88%, 08/15/29	1,645	1,536,433
2.90%, 05/15/50	1,885	1,206,570
2.95%, 10/15/27	1,296	1,250,108
3.05%, 05/15/41	2,200	1,633,915
3.13%, 05/15/60	1,445	892,087
3.25%, 05/15/51	3,005	2,053,136
3.38%, 04/15/27	1,025	1,004,925
3.45%, 01/15/27(a)	1,283	1,262,544
3.50%, 08/15/39	1,986	1,623,876
3.70%, 08/15/49	1,896	1,424,663
3.75%, 10/15/47	1,579	1,208,721
3.85%, 06/15/28(a)	1,910	1,875,447
3.88%, 12/15/28	1,406	1,375,930
3.88%, 08/15/59	1,747	1,269,743
3.95%, 10/15/42	938	780,185
4.00%, 05/15/29	1,572	1,540,759
4.20%, 05/15/32	2,140	2,052,897
4.20%, 01/15/47	1,265	1,051,206
4.25%, 01/15/29	2,085	2,062,796
4.25%, 03/15/43	1,098	943,318
4.25%, 04/15/47	1,093	914,197
4.25%, 06/15/48	2,032	1,677,469
Security	Par (000)	Value
Health Care - Services (continued)
4.38%, 03/15/42	$916	$805,530
4.45%, 12/15/48	1,728	1,470,826
4.50%, 04/15/33	2,210	2,134,883
4.60%, 04/15/27	765	768,750
4.63%, 07/15/35(a)	1,550	1,502,648
4.63%, 11/15/41	1,036	938,985
4.70%, 04/15/29	835	840,612
4.75%, 07/15/26	850	854,919
4.75%, 07/15/45	3,070	2,783,152
4.75%, 05/15/52	2,925	2,553,486
4.80%, 01/15/30	2,025	2,038,490
4.90%, 04/15/31	1,625	1,640,372
4.95%, 01/15/32	2,275	2,283,583
4.95%, 05/15/62	1,490	1,314,369
5.00%, 04/15/34	1,790	1,781,011
5.05%, 04/15/53(a)	2,725	2,505,812
5.15%, 07/15/34	2,915	2,935,762
5.20%, 04/15/63	2,440	2,238,439
5.25%, 02/15/28(a)	1,585	1,622,207
5.30%, 02/15/30	2,057	2,116,212
5.35%, 02/15/33	2,765	2,826,709
5.38%, 04/15/54	2,305	2,213,670
5.50%, 07/15/44	2,275	2,270,846
5.50%, 04/15/64	1,615	1,554,241
5.63%, 07/15/54	3,980	3,972,300
5.70%, 10/15/40	510	523,019
5.75%, 07/15/64	2,790	2,787,259
5.80%, 03/15/36	1,384	1,463,892
5.88%, 02/15/53	2,955	3,051,638
5.95%, 02/15/41	520	545,575
6.05%, 02/15/63	2,065	2,160,591
6.50%, 06/15/37(a)	808	901,320
6.63%, 11/15/37	1,089	1,227,123
6.88%, 02/15/38	1,198	1,384,301
Universal Health Services Inc.
1.65%, 09/01/26	1,221	1,165,371
2.65%, 10/15/30	1,330	1,163,358
2.65%, 01/15/32	772	650,254
4.63%, 10/15/29	845	826,257
5.05%, 10/15/34	470	446,310
UPMC
5.04%, 05/15/33	245	246,701
5.38%, 05/15/43	210	212,306
WakeMed, Series A, 3.29%, 10/01/52(a)	145	102,868
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	201	133,004
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	772	692,977
Series 2021, 3.07%, 03/01/51	508	334,629
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	210	126,832
		418,909,685
Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 6.88%, 03/25/44(b)	575	610,217
Ameren Corp., 5.38%, 03/15/35	500	500,662
Antares Holdings LP
2.75%, 01/15/27(b)	605	574,629
3.75%, 07/15/27(b)	510	488,887
3.95%, 07/15/26(b)	570	560,191
6.35%, 10/23/29(b)	500	505,852

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	$730	$752,101
6.70%, 07/29/31(a)(b)	1,075	1,125,577
6.90%, 04/13/29(a)(b)	560	586,130
Ares Capital Corp.
2.15%, 07/15/26	1,680	1,620,692
2.88%, 06/15/27	870	832,056
2.88%, 06/15/28	2,418	2,259,119
3.20%, 11/15/31(a)	1,010	885,403
5.88%, 03/01/29	1,250	1,277,162
5.95%, 07/15/29	770	787,869
7.00%, 01/15/27	590	610,687
Series ., 5.80%, 03/08/32	1,070	1,071,674
Ares Strategic Income Fund
5.60%, 02/15/30(a)(b)	1,030	1,027,825
5.70%, 03/15/28(b)	1,430	1,440,408
6.20%, 03/21/32(b)	1,065	1,076,744
6.35%, 08/15/29(a)(b)	170	174,845
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	674	646,981
2.95%, 03/10/26(a)	594	580,802
Barings BDC Inc.
3.30%, 11/23/26	515	498,397
7.00%, 02/15/29	130	135,233
Blackstone Private Credit Fund
2.63%, 12/15/26	1,570	1,504,036
3.25%, 03/15/27	1,551	1,495,448
4.00%, 01/15/29	832	795,037
5.25%, 04/01/30(a)(b)	25	24,681
5.60%, 11/22/29(b)	700	699,705
5.95%, 07/16/29	385	391,762
6.00%, 01/29/32	1,455	1,452,807
6.00%, 11/22/34(b)	1,100	1,084,711
6.25%, 01/25/31	325	334,347
7.30%, 11/27/28	435	464,351
Blackstone Secured Lending Fund
2.13%, 02/15/27	993	939,530
2.75%, 09/16/26	1,130	1,090,160
2.85%, 09/30/28	845	777,245
5.30%, 06/30/30	400	396,217
5.35%, 04/13/28	280	280,540
5.88%, 11/15/27	625	637,519
Blue Owl Capital Corp.
2.63%, 01/15/27	872	830,308
2.88%, 06/11/28	1,155	1,065,361
3.40%, 07/15/26(a)	1,498	1,461,416
5.95%, 03/15/29	1,280	1,295,981
Blue Owl Capital Corp. II, 8.45%, 11/15/26	55	57,805
Blue Owl Capital Corp. III, 3.13%, 04/13/27	645	615,641
Blue Owl Credit Income Corp.
3.13%, 09/23/26	605	585,496
4.70%, 02/08/27	835	826,935
5.80%, 03/15/30(b)	1,545	1,540,566
6.60%, 09/15/29(b)	1,160	1,192,222
6.65%, 03/15/31	1,070	1,108,851
7.75%, 09/16/27	888	932,920
7.75%, 01/15/29	800	858,878
7.95%, 06/13/28	700	748,905
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	472	447,151
3.75%, 06/17/26(b)	556	541,038
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.10%, 03/15/28(b)	$250	$251,885
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	160	164,568
Carlyle Secured Lending Inc., 6.75%, 02/18/30	5	5,166
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	1,643	1,596,511
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	665	652,464
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)(b)	1,513	1,408,598
3.38%, 09/06/49(b)	1,230	918,910
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	439	425,708
CK Hutchison International 21 Ltd., 1.50%, 04/15/26(b)	864	836,667
Franklin BSP Capital Corp., 7.20%, 06/15/29(a)(b)	145	150,704
FS KKR Capital Corp.
2.63%, 01/15/27	765	730,439
3.13%, 10/12/28	990	908,294
3.25%, 07/15/27	662	633,242
6.13%, 01/15/30	1,000	1,008,204
6.88%, 08/15/29	810	844,331
7.88%, 01/15/29(a)	100	107,169
Goldman Sachs BDC Inc., 6.38%, 03/11/27	210	215,260
Golub Capital BDC Inc.
2.05%, 02/15/27	735	692,430
2.50%, 08/24/26	761	733,514
6.00%, 07/15/29(a)	1,035	1,053,226
7.05%, 12/05/28	255	268,874
Golub Capital Private Credit Fund
5.80%, 09/12/29(b)	460	460,234
5.88%, 05/01/30(b)	500	500,070
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	1,395	1,400,930
HPS Corporate Lending Fund
5.45%, 01/14/28(b)	20	20,057
5.95%, 04/14/32(a)(b)	55	55,269
6.25%, 09/30/29(a)	30	30,868
6.75%, 01/30/29(a)	220	228,637
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	655	764,928
JAB Holdings BV
2.20%, 11/23/30(b)	412	348,751
3.75%, 05/28/51(b)	885	605,064
4.50%, 04/08/52(b)	670	522,629
Main Street Capital Corp.
3.00%, 07/14/26	930	901,723
6.50%, 06/04/27	450	459,948
6.95%, 03/01/29	385	404,371
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	515	510,360
6.15%, 05/17/29	395	401,900
New Mountain Finance Corp.
6.20%, 10/15/27	105	106,233
6.88%, 02/01/29	100	102,780
North Haven Private Income Fund LLC, 5.75%, 02/01/30(a)(b)	20	19,827
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	40	41,088
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	$590	$561,093
6.34%, 02/27/30	225	226,573
7.10%, 02/15/29	420	436,888
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(a)	80	82,287
Sixth Street Lending Partners
5.75%, 01/15/30	160	159,398
6.13%, 07/15/30(a)(b)	1,070	1,087,317
6.50%, 03/11/29	625	644,556
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(a)	315	304,873
5.63%, 08/15/30	300	300,495
6.13%, 03/01/29	240	245,727
6.95%, 08/14/28	233	244,235
		72,892,986
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	997	947,232
1.40%, 10/15/27	1,082	999,314
5.00%, 10/15/34(a)	225	222,392
5.50%, 10/15/35	575	587,196
Lennar Corp.
4.75%, 11/29/27	1,112	1,115,788
5.00%, 06/15/27	659	662,416
5.25%, 06/01/26(a)	605	607,564
MDC Holdings Inc.
2.50%, 01/15/31	905	786,767
3.85%, 01/15/30(a)	535	507,722
3.97%, 08/06/61(a)	352	278,879
6.00%, 01/15/43(a)	1,040	1,051,776
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	195	186,599
5.13%, 06/06/27	155	155,371
5.65%, 03/15/35	350	347,977
NVR Inc., 3.00%, 05/15/30	1,233	1,125,376
PulteGroup Inc.
5.00%, 01/15/27	602	605,610
5.50%, 03/01/26	549	552,078
6.00%, 02/15/35(a)	599	625,919
6.38%, 05/15/33	610	655,270
7.88%, 06/15/32	448	517,866
Toll Brothers Finance Corp.
3.80%, 11/01/29	705	672,238
4.35%, 02/15/28	850	840,368
4.88%, 03/15/27	900	901,835
		14,953,553
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	845	808,113
3.50%, 11/15/51(a)	815	516,655
4.40%, 03/15/29(a)	1,013	967,492
LG Electronics Inc.
5.63%, 04/24/27(b)	185	188,415
5.63%, 04/24/29(b)	80	82,260
Panasonic Holdings Corp.
3.11%, 07/19/29(b)	625	588,950
5.30%, 07/16/34(a)(b)	770	788,724
Whirlpool Corp.
2.40%, 05/15/31	690	579,805
Security	Par (000)	Value
Home Furnishings (continued)
4.50%, 06/01/46	$810	$627,111
4.60%, 05/15/50(a)	823	633,767
4.70%, 05/14/32(a)	460	433,934
4.75%, 02/26/29(a)	1,504	1,482,028
5.15%, 03/01/43(a)	421	359,814
5.50%, 03/01/33(a)	500	492,683
5.75%, 03/01/34(a)	440	434,752
		8,984,503
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32(a)	685	573,832
2.65%, 04/30/30	837	755,849
4.88%, 12/06/28(a)	1,109	1,118,635
5.75%, 03/15/33	550	570,192
Church & Dwight Co. Inc.
2.30%, 12/15/31	390	335,724
3.15%, 08/01/27(a)	957	931,997
3.95%, 08/01/47	545	436,597
5.00%, 06/15/52(a)	950	888,870
5.60%, 11/15/32	825	861,336
Clorox Co. (The)
1.80%, 05/15/30	1,075	934,579
3.10%, 10/01/27	1,083	1,047,131
3.90%, 05/15/28	690	677,626
4.40%, 05/01/29	795	791,624
4.60%, 05/01/32(a)	1,035	1,021,714
Kimberly-Clark Corp.
1.05%, 09/15/27	1,108	1,020,975
2.00%, 11/02/31(a)	950	818,893
2.88%, 02/07/50(a)	779	523,780
3.10%, 03/26/30(a)	1,429	1,341,210
3.20%, 04/25/29(a)	1,023	978,716
3.20%, 07/30/46	560	410,038
3.70%, 06/01/43(a)	435	349,342
3.90%, 05/04/47(a)	699	567,859
3.95%, 11/01/28	1,059	1,044,139
4.50%, 02/16/33	580	575,675
5.30%, 03/01/41	575	581,967
6.63%, 08/01/37	1,156	1,339,495
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	740	642,068
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	3,937	3,806,014
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	620	509,674
4.35%, 09/30/44(a)(b)	530	435,264
4.75%, 10/15/46(a)(b)	1,295	1,147,957
4.80%, 09/01/40(a)(b)	875	807,288
		27,846,060
Insurance — 4.7%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	35	34,709
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	85	99,567
Aegon Funding Co. LLC, 5.50%, 04/16/27(a)(b)	750	758,073
Aegon Ltd., 5.50%, 04/11/48(d)	897	894,673
Aflac Inc.
2.88%, 10/15/26	817	796,334
3.60%, 04/01/30(a)	1,718	1,638,717
4.00%, 10/15/46	640	519,543

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.75%, 01/15/49	$732	$656,834
6.45%, 08/15/40(a)	460	505,827
AIA Group Ltd.
3.20%, 09/16/40(b)	2,607	2,023,274
3.38%, 04/07/30(a)(b)	1,925	1,827,490
3.60%, 04/09/29(a)(b)	1,740	1,688,003
3.90%, 04/06/28(a)(b)	940	925,419
4.50%, 03/16/46(b)	1,090	994,152
4.88%, 03/11/44(b)	360	346,785
4.95%, 04/04/33(a)(b)	895	907,526
4.95%, 03/30/35(b)	785	779,504
5.38%, 04/05/34(a)(b)	1,605	1,645,822
5.40%, 09/30/54(a)(b)	445	433,784
5.63%, 10/25/27(b)	1,765	1,820,447
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,166	1,284,592
Alleghany Corp.
3.25%, 08/15/51	845	587,013
3.63%, 05/15/30	935	892,755
4.90%, 09/15/44	487	456,504
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.771%)(b)(d)	1,640	1,632,788
6.35%, 09/06/53, (5-year CMT + 3.232%)(b)(d)	175	182,839
Allstate Corp. (The)
1.45%, 12/15/30	1,266	1,053,597
3.28%, 12/15/26	887	868,609
3.85%, 08/10/49	917	704,939
4.20%, 12/15/46(a)	1,192	983,017
4.50%, 06/15/43	684	598,224
5.05%, 06/24/29	525	533,008
5.25%, 03/30/33	595	604,135
5.35%, 06/01/33(a)	1,125	1,144,062
5.55%, 05/09/35(a)	1,186	1,222,777
5.95%, 04/01/36	480	516,684
6.50%, 05/15/67(d)	725	731,734
American Financial Group Inc./OH
4.50%, 06/15/47(a)	815	697,793
5.25%, 04/02/30(a)	567	580,200
American International Group Inc.
3.40%, 06/30/30	490	458,000
3.88%, 01/15/35(a)	730	664,491
4.20%, 04/01/28	1,055	1,041,286
4.38%, 06/30/50(a)	1,548	1,319,844
4.50%, 07/16/44(a)	1,125	994,999
4.75%, 04/01/48	1,511	1,365,069
4.80%, 07/10/45	200	184,244
5.13%, 03/27/33	1,140	1,147,642
6.25%, 05/01/36	190	204,989
American National Global Funding, 5.55%, 01/28/30(a)(b)	250	255,177
American National Group Inc.
5.00%, 06/15/27	1,072	1,071,872
6.14%, 06/13/32(a)(b)	260	264,355
Americo Life Inc., 3.45%, 04/15/31(a)(b)	673	580,860
AmFam Holdings Inc.
2.81%, 03/11/31(b)	935	766,745
3.83%, 03/11/51(b)	861	552,139
Aon Corp.
2.80%, 05/15/30	1,748	1,592,140
Security	Par (000)	Value
Insurance (continued)
3.75%, 05/02/29	$1,173	$1,133,047
4.50%, 12/15/28	812	810,053
6.25%, 09/30/40	455	491,525
8.21%, 01/01/27	384	405,738
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	665	565,811
2.60%, 12/02/31(a)	645	561,847
2.85%, 05/28/27	1,195	1,153,460
2.90%, 08/23/51	986	621,243
3.90%, 02/28/52	1,432	1,089,395
5.00%, 09/12/32	745	748,976
5.35%, 02/28/33	1,095	1,115,114
Aon Global Ltd.
4.25%, 12/12/42	385	321,447
4.45%, 05/24/43(a)	291	249,153
4.60%, 06/14/44	920	808,614
4.75%, 05/15/45	835	746,581
Aon North America Inc.
5.13%, 03/01/27	1,105	1,116,992
5.15%, 03/01/29	1,470	1,495,634
5.30%, 03/01/31(a)	1,150	1,175,771
5.45%, 03/01/34(a)	2,550	2,608,490
5.75%, 03/01/54	2,870	2,906,665
Arch Capital Finance LLC
4.01%, 12/15/26	1,082	1,074,080
5.03%, 12/15/46	799	735,451
Arch Capital Group Ltd.
3.64%, 06/30/50	1,337	986,956
7.35%, 05/01/34	503	578,682
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	957	902,984
Arthur J Gallagher & Co.
2.40%, 11/09/31	818	700,760
3.05%, 03/09/52	1,196	770,377
3.50%, 05/20/51	1,575	1,129,343
4.60%, 12/15/27	875	876,110
4.85%, 12/15/29	385	386,555
5.00%, 02/15/32	485	485,104
5.15%, 02/15/35(a)	1,705	1,697,006
5.45%, 07/15/34	885	899,844
5.50%, 03/02/33	700	717,796
5.55%, 02/15/55	2,300	2,260,000
5.75%, 03/02/53	814	822,104
5.75%, 07/15/54	415	419,432
6.50%, 02/15/34	470	514,460
6.75%, 02/15/54	660	751,358
Ascot Group Ltd., 4.25%, 12/15/30(b)	201	172,884
Assurant Inc.
2.65%, 01/15/32(a)	700	593,931
3.70%, 02/22/30	881	825,682
4.90%, 03/27/28	945	950,593
6.75%, 02/15/34(a)	450	493,969
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(a)(b)(d)	415	382,109
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(a)	1,190	1,073,706
3.60%, 09/15/51(a)	892	639,350
6.13%, 09/15/28(a)	520	545,506
Athene Global Funding
1.61%, 06/29/26(b)	1,020	980,836
1.73%, 10/02/26(a)(b)	1,090	1,041,857
1.99%, 08/19/28(b)	1,190	1,080,659
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.45%, 08/20/27(a)(b)	$135	$127,706
2.50%, 03/24/28(b)	1,157	1,079,487
2.55%, 11/19/30(b)	1,135	993,175
2.65%, 10/04/31(b)	725	621,420
2.67%, 06/07/31(b)	1,021	885,851
2.72%, 01/07/29(a)(b)	700	645,545
2.95%, 11/12/26(b)	400	388,726
4.72%, 10/08/29(b)	525	518,280
4.86%, 08/27/26(b)	600	601,561
4.95%, 01/07/27(b)	350	351,481
5.32%, 11/13/31(b)	995	999,902
5.34%, 01/15/27(a)(b)	420	424,401
5.35%, 07/09/27(b)	665	673,183
5.38%, 01/07/30(b)	350	354,538
5.52%, 03/25/27(a)(b)	1,315	1,335,911
5.53%, 07/11/31(b)	765	776,359
5.58%, 01/09/29(b)	1,960	2,005,014
5.62%, 05/08/26(b)	355	359,219
Athene Holding Ltd.
3.45%, 05/15/52	1,302	863,014
3.50%, 01/15/31	885	820,694
3.95%, 05/25/51(a)	720	533,524
4.13%, 01/12/28	1,485	1,464,892
5.88%, 01/15/34(a)	990	1,018,281
6.15%, 04/03/30	715	753,485
6.25%, 04/01/54	1,245	1,280,647
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)(d)	500	500,856
6.65%, 02/01/33(a)	705	756,899
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	405	378,938
AXA SA, 8.60%, 12/15/30	185	218,557
Axis Specialty Finance LLC
3.90%, 07/15/29(a)	783	752,903
4.90%, 01/15/40, (5-year CMT + 3.186%)(d)	507	479,283
Axis Specialty Finance PLC
4.00%, 12/06/27	965	949,527
5.15%, 04/01/45(a)	435	397,594
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,840	1,866,096
Belrose Funding Trust, 2.33%, 08/15/30(a)(b)	658	570,878
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	1,402	1,202,756
1.85%, 03/12/30(a)	1,052	934,891
2.30%, 03/15/27	1,555	1,500,654
2.50%, 01/15/51	1,180	710,225
2.85%, 10/15/50	2,575	1,680,145
2.88%, 03/15/32(a)	1,632	1,470,580
3.85%, 03/15/52	3,955	3,081,021
4.20%, 08/15/48	3,388	2,857,592
4.25%, 01/15/49	2,634	2,245,015
4.30%, 05/15/43	825	736,028
4.40%, 05/15/42(a)	1,131	1,050,919
5.75%, 01/15/40	1,195	1,291,974
Berkshire Hathaway Inc., 4.50%, 02/11/43	1,480	1,389,941
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	667	641,879
2.00%, 06/28/28(b)	638	579,096
5.55%, 04/09/27(a)(b)	175	177,305
5.65%, 06/10/29(a)(b)	560	571,628
Brighthouse Financial Inc.
3.70%, 06/22/27	785	767,449
Security	Par (000)	Value
Insurance (continued)
3.85%, 12/22/51	$580	$390,743
4.70%, 06/22/47(a)	874	704,055
5.63%, 05/15/30(a)	1,014	1,050,735
Brown & Brown Inc.
2.38%, 03/15/31	1,548	1,332,093
4.20%, 03/17/32	830	783,257
4.50%, 03/15/29	915	905,602
4.95%, 03/17/52(a)	990	872,362
5.65%, 06/11/34	725	742,256
Chubb Corp. (The)
6.00%, 05/11/37	765	828,231
Series 1, 6.50%, 05/15/38	975	1,099,635
Chubb INA Holdings LLC
1.38%, 09/15/30	1,440	1,221,765
2.85%, 12/15/51	1,025	670,941
3.05%, 12/15/61	1,405	881,615
3.35%, 05/03/26	1,795	1,773,779
4.15%, 03/13/43	790	679,611
4.35%, 11/03/45	2,207	1,925,774
4.65%, 08/15/29	1,245	1,252,423
5.00%, 03/15/34	2,370	2,379,182
6.70%, 05/15/36	450	512,358
Cincinnati Financial Corp.
6.13%, 11/01/34	795	845,843
6.92%, 05/15/28(a)	755	809,497
CNA Financial Corp.
2.05%, 08/15/30	1,040	904,333
3.45%, 08/15/27(a)	973	948,429
3.90%, 05/01/29(a)	1,019	987,900
4.50%, 03/01/26	842	840,403
5.13%, 02/15/34	275	273,637
5.50%, 06/15/33(a)	275	281,183
CNO Financial Group Inc.
5.25%, 05/30/29	934	936,370
6.45%, 06/15/34	895	947,272
CNO Global Funding
1.75%, 10/07/26(a)(b)	1,095	1,045,571
2.65%, 01/06/29(a)(b)	1,035	956,143
4.88%, 12/10/27(b)	15	15,020
4.95%, 09/09/29(b)	550	552,268
5.88%, 06/04/27(b)	330	338,228
Corebridge Financial Inc.
3.65%, 04/05/27	1,965	1,928,174
3.85%, 04/05/29	2,050	1,976,346
3.90%, 04/05/32	1,980	1,840,123
4.35%, 04/05/42	1,000	859,397
4.40%, 04/05/52(a)	1,765	1,461,415
5.75%, 01/15/34(a)	1,165	1,208,460
6.05%, 09/15/33	920	967,583
6.38%, 09/15/54, (5-year CMT + 2.646%)(d)	580	579,236
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)(d)	925	950,978
Corebridge Global Funding
4.65%, 08/20/27(b)	805	807,202
4.90%, 12/03/29(b)	595	597,568
5.20%, 01/12/29(a)(b)	815	829,717
5.20%, 06/24/29(b)	860	875,321
5.35%, 06/24/26(a)(b)	475	480,006
5.75%, 07/02/26(b)	910	924,465
5.90%, 09/19/28(b)	460	478,534

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%(b)(d)(e)	$655	$646,279
6.20%, (b)(d)(e)	2,045	2,091,873
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	365	319,715
Empower Finance 2020 LP
1.36%, 09/17/27(a)(b)	873	802,849
1.78%, 03/17/31(a)(b)	1,002	847,357
3.08%, 09/17/51(b)	1,130	740,300
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)(d)	85	82,683
Enstar Group Ltd.
3.10%, 09/01/31	975	846,007
4.95%, 06/01/29(a)	1,025	1,021,241
Equitable Financial Life Global Funding
1.30%, 07/12/26(b)	1,003	962,248
1.40%, 08/27/27(a)(b)	207	191,537
1.70%, 11/12/26(b)	798	762,390
1.75%, 11/15/30(a)(b)	767	647,632
1.80%, 03/08/28(b)	1,155	1,062,975
4.88%, 11/19/27(b)	775	779,077
5.45%, 03/03/28(a)(b)	615	627,559
Equitable Holdings Inc.
4.35%, 04/20/28	2,256	2,231,857
4.57%, 02/15/29(a)(b)	642	634,005
5.00%, 04/20/48(a)	1,472	1,358,061
5.59%, 01/11/33	915	942,260
Essent Group Ltd., 6.25%, 07/01/29	400	412,890
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(a)	1,615	1,022,359
3.50%, 10/15/50	1,725	1,198,684
4.87%, 06/01/44	435	389,807
F&G Annuities & Life Inc.
6.25%, 10/04/34	605	604,242
6.50%, 06/04/29	735	756,904
7.40%, 01/13/28	750	785,741
F&G Global Funding
1.75%, 06/30/26(b)	1,360	1,307,927
2.00%, 09/20/28(a)(b)	940	845,033
2.30%, 04/11/27(a)(b)	765	725,464
5.88%, 06/10/27(a)(b)	345	352,024
5.88%, 01/16/30(b)	185	189,099
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	955	868,981
4.63%, 04/29/30	1,221	1,203,636
4.85%, 04/17/28	1,239	1,239,862
5.63%, 08/16/32	1,255	1,289,152
6.00%, 12/07/33(a)	970	1,015,029
6.10%, 03/15/55(b)	645	650,518
6.35%, 03/22/54	1,325	1,381,933
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	670,087
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.005%)(a)(b)(d)	475	459,021
Farmers Exchange Capital III, 5.45%, 10/15/54(b)(d)	760	693,981
Farmers Insurance Exchange, 4.75%, 11/01/57(a)(b)(d)	576	471,267
Fidelity National Financial Inc.
2.45%, 03/15/31	1,157	1,001,118
3.20%, 09/17/51(a)	785	497,169
Security	Par (000)	Value
Insurance (continued)
3.40%, 06/15/30	$1,350	$1,246,837
4.50%, 08/15/28	852	843,436
First American Financial Corp.
2.40%, 08/15/31	992	834,814
4.00%, 05/15/30	905	858,514
5.45%, 09/30/34(a)	575	570,081
Five Corners Funding Trust II, 2.85%, 05/15/30(a)(b)	2,840	2,585,278
Five Corners Funding Trust III, 5.79%, 02/15/33(b)	1,310	1,356,247
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	930	970,699
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	1,207	1,096,504
2.25%, 01/06/27(b)	780	745,405
2.90%, 01/06/32(b)	1,095	946,972
4.40%, 09/23/27(a)(b)	750	744,148
5.20%, 12/09/31(a)(b)	300	298,818
5.40%, 01/13/30(a)(b)	450	459,724
5.50%, 01/08/29(a)(b)	510	520,468
Global Atlantic Fin Co.
3.13%, 06/15/31(a)(b)	1,165	1,027,097
4.40%, 10/15/29(a)(b)	1,113	1,075,693
6.75%, 03/15/54(a)(b)	1,250	1,316,102
7.95%, 06/15/33(b)	1,046	1,184,455
Globe Life Inc.
2.15%, 08/15/30	907	781,911
4.55%, 09/15/28(a)	1,150	1,145,317
4.80%, 06/15/32(a)	510	502,806
5.85%, 09/15/34(a)	605	621,119
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	895	876,821
4.58%, 05/17/48(b)	648	563,915
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	1,335	1,103,784
Guardian Life Global Funding
1.25%, 05/13/26(b)	666	642,609
1.25%, 11/19/27(a)(b)	725	666,027
1.40%, 07/06/27(a)(b)	520	485,223
1.63%, 09/16/28(b)	735	666,933
3.25%, 03/29/27(b)	720	704,013
4.18%, 09/26/29(a)(b)	865	851,710
5.55%, 10/28/27(b)	1,025	1,051,884
5.74%, 10/02/28(b)	410	426,785
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	396	277,421
4.85%, 01/24/77(b)	661	581,083
4.88%, 06/19/64(a)(b)	540	481,696
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	883	775,913
4.50%, 04/15/26	916	914,240
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	1,174	1,089,642
2.90%, 09/15/51(a)	955	623,339
3.60%, 08/19/49	1,180	892,146
4.30%, 04/15/43	563	487,164
4.40%, 03/15/48	711	612,181
5.95%, 10/15/36	708	745,417
6.10%, 10/01/41	582	612,757
6.63%, 03/30/40	557	616,543
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Horace Mann Educators Corp., 7.25%, 09/15/28	$205	$221,349
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	930	946,460
Jackson Financial Inc.
3.13%, 11/23/31	970	850,032
4.00%, 11/23/51	985	699,096
5.17%, 06/08/27	602	608,169
5.67%, 06/08/32(a)	660	673,921
Jackson National Life Global Funding
3.05%, 04/29/26(a)(b)	756	743,372
3.05%, 06/21/29(a)(b)	812	753,655
4.60%, 10/01/29(b)	200	197,626
4.90%, 01/13/27(a)(b)	600	602,783
5.25%, 04/12/28(b)	275	277,510
5.35%, 01/13/30(a)(b)	600	612,796
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	660	689,279
Kemper Corp.
2.40%, 09/30/30	945	818,401
3.80%, 02/23/32(a)	440	396,712
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	1,906	1,423,851
3.95%, 05/15/60(b)	1,489	1,040,465
4.57%, 02/01/29(a)(b)	1,941	1,922,950
4.85%, 08/01/44(a)(b)	100	88,169
5.50%, 06/15/52(a)(b)	1,515	1,438,621
6.50%, 03/15/35(a)(b)	607	626,221
6.50%, 05/01/42(a)(b)	395	393,879
Lincoln Financial Global Funding, 5.30%, 01/13/30(a)(b)	100	102,337
Lincoln National Corp.
3.05%, 01/15/30(a)	578	532,712
3.40%, 01/15/31(a)	655	603,420
3.40%, 03/01/32	370	332,487
3.63%, 12/12/26(a)	750	737,754
3.80%, 03/01/28(a)	511	498,864
4.35%, 03/01/48	397	321,012
4.38%, 06/15/50	475	386,998
5.85%, 03/15/34(a)	490	508,746
6.30%, 10/09/37(a)	609	649,283
7.00%, 06/15/40	584	660,738
Loews Corp.
3.20%, 05/15/30	1,300	1,213,645
3.75%, 04/01/26	966	959,601
4.13%, 05/15/43	849	725,459
6.00%, 02/01/35(a)	195	211,371
Manulife Financial Corp.
2.48%, 05/19/27	1,195	1,145,553
3.70%, 03/16/32	1,200	1,120,787
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(d)	1,325	1,300,803
5.38%, 03/04/46	960	952,834
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	805	570,677
Markel Group Inc.
3.35%, 09/17/29	936	885,544
3.45%, 05/07/52(a)	1,125	778,338
3.50%, 11/01/27	857	836,407
4.15%, 09/17/50	936	737,207
4.30%, 11/01/47	581	473,333
5.00%, 03/30/43(a)	405	368,633
Security	Par (000)	Value
Insurance (continued)
5.00%, 04/05/46	$511	$463,384
5.00%, 05/20/49	715	645,845
6.00%, 05/16/54(a)	615	637,577
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	1,465	1,290,814
2.38%, 12/15/31(a)	545	467,956
2.90%, 12/15/51	730	470,387
4.20%, 03/01/48	951	796,598
4.35%, 01/30/47	829	716,709
4.38%, 03/15/29(a)	2,382	2,367,172
4.55%, 11/08/27	1,160	1,161,557
4.65%, 03/15/30	2,620	2,615,238
4.75%, 03/15/39	793	760,149
4.85%, 11/15/31	2,300	2,307,122
4.90%, 03/15/49	1,871	1,727,087
5.00%, 03/15/35	3,375	3,359,239
5.15%, 03/15/34	680	689,103
5.35%, 11/15/44	700	696,174
5.40%, 09/15/33(a)	775	800,018
5.40%, 03/15/55(a)	2,425	2,390,255
5.45%, 03/15/53(a)	900	895,974
5.45%, 03/15/54	630	627,589
5.70%, 09/15/53(a)	1,410	1,456,577
5.75%, 11/01/32	630	663,963
5.88%, 08/01/33(a)	780	830,738
6.25%, 11/01/52	700	769,900
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	985	613,660
3.38%, 04/15/50(a)(b)	1,008	710,625
3.73%, 10/15/70(b)	1,045	710,046
4.50%, 04/15/65(b)	425	332,139
4.90%, 04/01/77(b)	603	511,893
5.08%, 02/15/69(a)(b)(d)	1,140	1,024,269
5.38%, 12/01/41(a)(b)	637	595,005
5.67%, 12/01/52(b)	480	482,691
MassMutual Global Funding II
1.20%, 07/16/26(b)	640	613,604
1.55%, 10/09/30(a)(b)	1,393	1,184,822
2.15%, 03/09/31(a)(b)	903	785,856
2.35%, 01/14/27(a)(b)	625	602,943
4.30%, 10/22/27(b)	400	398,465
4.35%, 09/17/31(b)	440	432,006
4.50%, 04/10/26(b)	1,350	1,353,498
4.85%, 01/17/29(b)	1,075	1,089,031
4.95%, 01/10/30(b)	400	405,186
5.05%, 12/07/27(a)(b)	1,240	1,261,212
5.05%, 06/14/28(b)	1,150	1,170,971
5.10%, 04/09/27(a)(b)	1,075	1,090,901
5.15%, 05/30/29(a)(b)	875	894,936
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(b)(d)	760	758,609
5.80%, 09/11/54, (5-year CMT + 3.033%)(b)(d)	2,020	2,024,575
Mercury General Corp., 4.40%, 03/15/27(a)	898	881,031
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	937	894,479
4.00%, 10/01/27(b)	1,035	1,022,664
4.80%, 01/14/28(b)	570	575,257
4.85%, 01/16/27(a)(b)	700	705,134
5.25%, 04/12/29(a)(b)	1,055	1,081,718

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.40%, 06/20/26(a)(b)	$855	$866,341
MetLife Capital Trust IV, 7.88%, 12/15/67(a)(b)	1,034	1,137,003
MetLife Inc.
4.05%, 03/01/45	1,527	1,266,293
4.13%, 08/13/42	1,025	882,182
4.55%, 03/23/30(a)	1,545	1,543,823
4.60%, 05/13/46	1,145	1,023,624
4.72%, 12/15/44	800	725,775
4.88%, 11/13/43	1,329	1,240,742
5.00%, 07/15/52(a)	1,455	1,353,775
5.25%, 01/15/54(a)	1,470	1,424,389
5.30%, 12/15/34(a)	1,145	1,166,300
5.38%, 07/15/33	1,310	1,351,079
5.70%, 06/15/35	1,671	1,758,996
5.88%, 02/06/41	1,171	1,233,343
6.38%, 06/15/34	1,068	1,176,446
6.40%, 12/15/66	1,864	1,931,857
6.50%, 12/15/32(a)	981	1,088,322
9.25%, 04/08/68(a)(b)	305	362,654
10.75%, 08/01/69	721	976,259
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	1,210	1,016,628
1.88%, 01/11/27(b)	832	794,321
2.40%, 01/11/32(a)(b)	1,075	921,320
2.95%, 04/09/30(a)(b)	1,580	1,455,726
3.00%, 09/19/27(b)	1,439	1,389,167
3.05%, 06/17/29(a)(b)	812	764,644
3.30%, 03/21/29(b)	705	671,401
3.45%, 12/18/26(b)	1,609	1,583,258
4.30%, 08/25/29(b)	975	962,050
4.40%, 06/30/27(b)	1,220	1,218,443
4.85%, 01/08/29(a)(b)	940	950,095
4.90%, 01/09/30(b)	375	378,860
5.05%, 06/11/27(a)(b)	610	617,963
5.05%, 01/06/28(b)	1,035	1,051,692
5.05%, 01/08/34(a)(b)	815	818,945
5.15%, 03/28/33(b)	1,482	1,495,813
5.40%, 09/12/28(b)	850	875,014
MGIC Investment Corp., 5.25%, 08/15/28	115	113,811
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(b)(d)(e)	255	253,382
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(d)	745	762,679
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	52,740
Mutual of Omaha Companies Global Funding
4.75%, 10/15/29(a)(b)	550	549,587
5.35%, 04/09/27(b)	1,250	1,265,986
5.45%, 12/12/28(b)	510	523,235
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	765	775,719
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	193	198,451
6.80%, 06/15/36(b)	120	129,793
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	180	152,712
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,595	1,223,420
5.30%, 11/18/44(a)(b)	605	574,181
Security	Par (000)	Value
Insurance (continued)
6.75%, 05/15/87	$240	$240,006
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,929	1,509,037
4.95%, 04/22/44(a)(b)	692	606,907
7.88%, 04/01/33(b)	468	528,147
8.25%, 12/01/31(a)(b)	619	711,052
9.38%, 08/15/39(a)(b)	722	948,649
New York Life Global Funding
1.15%, 06/09/26(b)	1,195	1,148,707
1.20%, 08/07/30(b)	1,160	974,100
1.85%, 08/01/31(a)(b)	449	380,985
2.35%, 07/14/26(a)(b)	120	116,967
3.00%, 01/10/28(b)	1,152	1,107,819
3.25%, 04/07/27(a)(b)	1,050	1,026,918
3.90%, 10/01/27(a)(b)	950	938,302
4.55%, 01/28/33(b)	1,715	1,671,746
4.60%, 12/05/29(a)(b)	500	501,330
4.70%, 04/02/26(a)(b)	990	993,792
4.70%, 01/29/29(a)(b)	1,255	1,262,891
4.85%, 01/09/28(a)(b)	1,700	1,719,018
4.90%, 04/02/27(a)(b)	650	656,601
4.90%, 06/13/28(b)	1,174	1,189,970
5.00%, 06/06/29(a)(b)	505	513,860
5.00%, 01/09/34(a)(b)	1,125	1,134,362
5.35%, 01/23/35(b)	500	513,897
5.45%, 09/18/26(b)	1,025	1,042,489
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,961	1,482,812
4.45%, 05/15/69(b)	1,860	1,491,972
5.88%, 05/15/33(b)	1,628	1,718,522
6.75%, 11/15/39(b)	1,376	1,567,876
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(b)(d)	2,500	2,160,935
2.90%, 09/16/51, (5-year CMT + 2.600%)(a)(b)(d)	1,135	975,930
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)(d)	1,697	1,555,514
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(d)	520	507,876
5.95%, 04/16/54, (5-year CMT + 2.590%)(b)(d)	1,430	1,464,448
6.25%, 09/13/53, (5-year CMT + 2.954%)(a)(b)(d)	970	1,014,160
NLG Global Funding, 5.40%, 01/23/30(b)	700	714,978
NMI Holdings Inc., 6.00%, 08/15/29	280	284,666
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	1,165	1,069,518
1.75%, 01/11/27(a)(b)	1,112	1,061,243
4.11%, 09/12/27(b)	620	615,580
4.35%, 09/15/27(b)	605	604,447
4.70%, 04/06/26(b)	255	256,026
4.71%, 01/10/29(b)	1,010	1,016,384
4.90%, 06/12/28(a)(b)	985	996,035
4.96%, 01/13/30(b)	25	25,371
5.07%, 03/25/27(b)	770	780,268
5.16%, 05/28/31(b)	1,375	1,406,401
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)(b)	1,290	921,118
3.63%, 09/30/59(b)	1,919	1,336,764
3.85%, 09/30/47(b)	2,317	1,796,468
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.06%, 03/30/40(b)	$945	$995,492
Old Republic International Corp.
3.85%, 06/11/51	1,012	736,862
3.88%, 08/26/26	773	764,140
5.75%, 03/28/34	490	502,818
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	455	349,489
Pacific Life Global Funding II
1.38%, 04/14/26(a)(b)	1,550	1,499,916
1.45%, 01/20/28(a)(b)	857	789,466
1.60%, 09/21/28(a)(b)	712	642,448
2.45%, 01/11/32(a)(b)	720	608,920
4.50%, 08/28/29(b)	705	704,258
4.85%, 02/10/30(a)(b)	200	201,530
4.90%, 04/04/28(a)(b)	705	713,275
4.90%, 01/11/29(a)(b)	565	572,338
5.50%, 08/28/26(b)	895	909,503
5.50%, 07/18/28(b)	1,015	1,045,886
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	1,115	911,346
9.25%, 06/15/39(a)(b)	80	108,663
Pacific LifeCorp.
3.35%, 09/15/50(a)(b)	1,170	816,686
5.13%, 01/30/43(b)	625	597,581
5.40%, 09/15/52(a)(b)	1,295	1,258,374
6.60%, 09/15/33(a)(b)	510	557,429
PartnerRe Finance B LLC
3.70%, 07/02/29	1,150	1,106,737
4.50%, 10/01/50, (5-year CMT + 3.815%)(d)	745	690,469
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	501	329,162
Pine Street Trust II, 5.57%, 02/15/49(b)	825	792,122
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	600	629,185
Pricoa Global Funding I
1.20%, 09/01/26(b)	1,387	1,323,727
4.40%, 08/27/27(b)	315	315,251
4.65%, 08/27/31(b)	390	385,451
5.10%, 05/30/28(a)(b)	935	952,083
5.55%, 08/28/26(b)	385	391,674
Primerica Inc., 2.80%, 11/19/31	774	673,727
Principal Financial Group Inc.
2.13%, 06/15/30	713	626,717
3.10%, 11/15/26	650	633,983
3.70%, 05/15/29	918	884,693
4.30%, 11/15/46(a)	455	390,238
4.35%, 05/15/43	455	402,032
4.63%, 09/15/42	430	390,992
5.38%, 03/15/33	580	593,296
5.50%, 03/15/53	435	430,785
6.05%, 10/15/36	950	1,017,186
Principal Life Global Funding II
1.25%, 08/16/26(a)(b)	768	733,292
1.50%, 11/17/26(b)	639	607,871
1.50%, 08/27/30(a)(b)	957	808,229
1.63%, 11/19/30(a)(b)	265	223,125
2.50%, 09/16/29(a)(b)	692	634,719
3.00%, 04/18/26(b)	1,330	1,308,772
4.60%, 08/19/27(a)(b)	875	877,483
4.80%, 01/09/28(a)(b)	480	483,391
4.95%, 11/27/29(b)	550	556,845
5.00%, 01/16/27(b)	340	343,267
Security	Par (000)	Value
Insurance (continued)
5.10%, 01/25/29(b)	$1,265	$1,285,083
5.50%, 06/28/28(b)	670	686,271
Progressive Corp. (The)
2.45%, 01/15/27	1,040	1,005,461
2.50%, 03/15/27	995	961,296
3.00%, 03/15/32	667	596,645
3.20%, 03/26/30	1,160	1,090,026
3.70%, 01/26/45(a)	507	401,577
3.70%, 03/15/52	740	568,120
3.95%, 03/26/50	512	409,779
4.00%, 03/01/29(a)	1,033	1,016,501
4.13%, 04/15/47	1,341	1,120,423
4.20%, 03/15/48	1,195	1,008,297
4.35%, 04/25/44	550	481,878
4.95%, 06/15/33(a)	580	584,561
6.25%, 12/01/32(a)	795	868,737
6.63%, 03/01/29	815	880,179
Protective Life Corp.
3.40%, 01/15/30(a)(b)	771	725,785
4.30%, 09/30/28(a)(b)	642	637,462
5.35%, 08/10/52(b)	10	9,638
Protective Life Global Funding
1.30%, 09/20/26(b)	743	708,032
1.62%, 04/15/26(b)	900	871,671
1.74%, 09/21/30(a)(b)	1,100	946,686
1.90%, 07/06/28(b)	690	634,842
4.34%, 09/13/27(a)(b)	450	448,069
4.71%, 07/06/27(a)(b)	545	547,991
4.77%, 12/09/29(b)	605	606,006
4.99%, 01/12/27(a)(b)	705	711,165
5.21%, 04/14/26(b)	785	790,558
5.22%, 06/12/29(b)	640	652,108
5.43%, 01/14/32(b)	475	486,560
5.47%, 12/08/28(b)	915	941,817
Prudential Financial Inc.
1.50%, 03/10/26	1,118	1,085,029
2.10%, 03/10/30(a)	775	692,940
3.00%, 03/10/40(a)	785	599,328
3.70%, 10/01/50, (5-year CMT + 3.035%)(d)	1,060	951,829
3.70%, 03/13/51(a)	2,183	1,643,541
3.88%, 03/27/28(a)	800	786,503
3.91%, 12/07/47	1,322	1,046,004
3.94%, 12/07/49	1,597	1,259,022
4.35%, 02/25/50	1,474	1,251,990
4.42%, 03/27/48	634	541,057
4.50%, 09/15/47(d)	947	923,536
4.60%, 05/15/44	1,115	1,003,792
5.13%, 03/01/52, (5-year CMT + 3.162%)(d)	1,320	1,256,382
5.70%, 12/14/36	1,233	1,300,242
5.70%, 09/15/48(d)	1,487	1,483,066
5.75%, 07/15/33(a)	1,121	1,189,076
6.00%, 09/01/52, (5-year CMT + 3.234%)(d)	1,060	1,059,663
6.50%, 03/15/54, (5-year CMT + 2.404%)(d)	1,090	1,116,681
6.63%, 12/01/37	680	765,759
6.63%, 06/21/40(a)	525	592,812
6.75%, 03/01/53, (5-year CMT + 2.848%)(d)	255	265,923
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	1,539	1,429,747
3.63%, 03/24/32	720	667,401
Reinsurance Group of America Inc.
3.15%, 06/15/30	1,241	1,142,928

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.90%, 05/15/29(a)	$1,115	$1,079,156
3.95%, 09/15/26	925	916,988
5.75%, 09/15/34	680	697,772
6.00%, 09/15/33	730	761,297
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	719	680,683
2.75%, 01/21/27(a)(b)	617	589,821
RenaissanceRe Finance Inc., 3.45%, 07/01/27	919	897,105
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29(a)	660	628,180
5.75%, 06/05/33	1,065	1,090,303
5.80%, 04/01/35	400	411,828
RGA Global Funding
2.00%, 11/30/26(a)(b)	690	661,015
2.70%, 01/18/29(b)	870	811,146
5.05%, 12/06/31(b)	570	570,923
5.25%, 01/09/30(b)	575	583,867
5.45%, 05/24/29(b)	1,225	1,258,028
5.50%, 01/11/31(a)(b)	500	515,297
6.00%, 11/21/28(a)(b)	445	464,292
Sammons Financial Group Global Funding, 5.10%, 12/10/29(b)	10	10,083
Sammons Financial Group Inc.
3.35%, 04/16/31(a)(b)	1,225	1,089,004
4.45%, 05/12/27(a)(b)	880	871,490
4.75%, 04/08/32(b)	795	742,809
6.88%, 04/15/34(b)	1,035	1,107,301
SBL Holdings Inc.
5.00%, 02/18/31(b)	1,080	988,244
5.13%, 11/13/26(b)	610	603,459
7.20%, 10/30/34(a)(b)	765	757,737
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	560	499,213
Selective Insurance Group Inc.
5.38%, 03/01/49(a)	385	359,888
5.90%, 04/15/35	255	260,462
SiriusPoint Ltd., 7.00%, 04/05/29	135	141,044
Sompo International Holdings Ltd., 7.00%, 07/15/34	370	414,227
Stewart Information Services Corp., 3.60%, 11/15/31	756	674,441
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(b)(d)	1,193	1,065,861
4.00%, 09/14/77(b)(d)	815	792,797
5.88%, (5-year CMT + 2.841%)(b)(d)(e)	1,375	1,379,256
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(b)(d)	1,014	1,009,484
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.813%)(a)(b)(d)	610	620,009
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	40	35,182
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	2,137	1,485,972
4.27%, 05/15/47(b)	3,111	2,588,348
4.90%, 09/15/44(b)	2,164	1,989,078
6.85%, 12/16/39(a)(b)	1,804	2,055,239
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	550	689,381
Security	Par (000)	Value
Insurance (continued)
Travelers Companies Inc. (The)
2.55%, 04/27/50	$685	$419,969
3.05%, 06/08/51	1,200	811,104
3.75%, 05/15/46	902	718,408
4.00%, 05/30/47(a)	1,226	1,008,925
4.05%, 03/07/48	933	765,823
4.10%, 03/04/49(a)	842	693,303
4.30%, 08/25/45	763	659,007
4.60%, 08/01/43	545	495,373
5.35%, 11/01/40	1,014	1,020,118
5.45%, 05/25/53	955	962,812
6.25%, 06/15/37	1,115	1,226,564
6.75%, 06/20/36	820	930,412
Travelers Property Casualty Corp., 6.38%, 03/15/33	834	927,925
Trinity Acquisition PLC
4.40%, 03/15/26	722	719,552
6.13%, 08/15/43	722	735,589
Trustage Financial Group Inc., 4.63%, 04/15/32(a)(b)	315	294,938
Unum Group
4.00%, 06/15/29	101	97,958
4.05%, 08/15/41(a)(b)	605	493,225
4.13%, 06/15/51	740	570,762
4.50%, 12/15/49(a)	1,025	840,177
5.75%, 08/15/42(a)	616	615,985
6.00%, 06/15/54(a)	265	272,291
W R Berkley Corp.
3.15%, 09/30/61	570	352,508
3.55%, 03/30/52(a)	557	398,763
4.00%, 05/12/50	590	465,214
4.75%, 08/01/44	705	636,505
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	685	706,527
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)(b)	570	398,317
5.15%, 01/15/49(b)	440	404,609
Willis North America Inc.
2.95%, 09/15/29	1,310	1,211,850
3.88%, 09/15/49	846	640,909
4.50%, 09/15/28	1,202	1,193,919
4.65%, 06/15/27	710	710,526
5.05%, 09/15/48	550	499,763
5.35%, 05/15/33	610	617,455
5.90%, 03/05/54	1,040	1,050,067
WR Berkley Corp., 6.25%, 02/15/37	210	222,929
XL Group Ltd., 5.25%, 12/15/43	415	401,509
		589,219,146
Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	1,705	1,484,969
2.70%, 02/09/41(a)	1,435	1,023,448
3.15%, 02/09/51	2,260	1,550,349
3.25%, 02/09/61(a)	1,140	746,705
3.40%, 12/06/27(a)	3,567	3,475,640
4.00%, 12/06/37	1,793	1,598,307
4.20%, 12/06/47(a)	2,065	1,732,031
4.40%, 12/06/57(a)	1,200	1,009,297
4.50%, 11/28/34	1,032	992,471
4.88%, 05/26/30(a)(b)	1,430	1,448,245
5.25%, 05/26/35(b)	1,690	1,712,371
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.63%, 11/26/54(a)(b)	$830	$849,685
Alphabet Inc.
0.80%, 08/15/27(a)	1,940	1,790,995
1.10%, 08/15/30(a)	3,606	3,054,747
1.90%, 08/15/40(a)	1,925	1,304,169
2.00%, 08/15/26	3,071	2,977,452
2.05%, 08/15/50	3,635	2,096,107
2.25%, 08/15/60(a)	2,807	1,586,935
Amazon.com Inc.
1.00%, 05/12/26	3,695	3,561,409
1.20%, 06/03/27	1,805	1,690,300
1.50%, 06/03/30	3,269	2,829,844
1.65%, 05/12/28	3,355	3,100,821
2.10%, 05/12/31	4,165	3,635,934
2.50%, 06/03/50	3,779	2,335,412
2.70%, 06/03/60	2,671	1,587,275
2.88%, 05/12/41	2,962	2,241,739
3.10%, 05/12/51	4,845	3,374,999
3.15%, 08/22/27	5,221	5,091,318
3.25%, 05/12/61	2,486	1,675,353
3.30%, 04/13/27	2,947	2,894,933
3.45%, 04/13/29	1,970	1,916,042
3.60%, 04/13/32	3,325	3,132,432
3.88%, 08/22/37(a)	4,250	3,847,470
3.95%, 04/13/52	3,604	2,942,951
4.05%, 08/22/47	4,923	4,173,155
4.10%, 04/13/62	1,710	1,383,889
4.25%, 08/22/57	3,003	2,538,723
4.55%, 12/01/27	3,055	3,083,568
4.65%, 12/01/29	2,250	2,291,489
4.70%, 12/01/32	3,085	3,117,115
4.80%, 12/05/34(a)	2,290	2,318,072
4.95%, 12/05/44	2,298	2,253,617
Baidu Inc.
1.63%, 02/23/27(a)	235	222,571
2.38%, 08/23/31(a)	465	404,795
3.43%, 04/07/30	390	367,982
3.63%, 07/06/27(a)	560	549,804
4.38%, 03/29/28	594	590,912
4.88%, 11/14/28	455	458,797
Booking Holdings Inc.
3.55%, 03/15/28(a)	1,096	1,069,000
3.60%, 06/01/26	1,521	1,506,838
4.63%, 04/13/30(a)	2,506	2,512,050
eBay Inc.
1.40%, 05/10/26	1,002	966,748
2.60%, 05/10/31	1,416	1,248,802
2.70%, 03/11/30(a)	1,617	1,470,217
3.60%, 06/05/27	1,437	1,408,124
3.65%, 05/10/51	1,520	1,122,221
4.00%, 07/15/42	1,251	1,024,521
5.95%, 11/22/27	660	683,457
6.30%, 11/22/32	605	655,993
Expedia Group Inc.
2.95%, 03/15/31(a)	1,079	970,800
3.25%, 02/15/30(a)	2,066	1,926,739
3.80%, 02/15/28	1,662	1,619,621
4.63%, 08/01/27	1,404	1,403,830
5.40%, 02/15/35(a)	1,050	1,063,299
Security	Par (000)	Value
Internet (continued)
JD.com Inc.
3.38%, 01/14/30	$214	$202,736
3.88%, 04/29/26	225	223,231
Meituan
3.05%, 10/28/30(b)	870	794,166
4.50%, 04/02/28(b)	5	4,959
4.63%, 10/02/29(b)	1,250	1,239,841
Meta Platforms Inc.
3.50%, 08/15/27	4,522	4,448,702
3.85%, 08/15/32	4,480	4,241,302
4.30%, 08/15/29	1,410	1,407,514
4.45%, 08/15/52	3,975	3,442,696
4.55%, 08/15/31	1,555	1,558,660
4.60%, 05/15/28	2,540	2,567,687
4.65%, 08/15/62	2,232	1,954,253
4.75%, 08/15/34	4,330	4,311,723
4.80%, 05/15/30(a)	1,640	1,673,382
4.95%, 05/15/33	2,515	2,555,320
5.40%, 08/15/54	4,255	4,240,150
5.55%, 08/15/64	3,105	3,132,189
5.60%, 05/15/53	3,560	3,659,383
5.75%, 05/15/63	2,596	2,691,078
Netflix Inc.
4.38%, 11/15/26	1,755	1,758,732
4.88%, 04/15/28	2,865	2,902,883
4.88%, 06/15/30(b)	1,829	1,848,250
4.90%, 08/15/34(a)	405	405,657
5.38%, 11/15/29(a)(b)	1,450	1,496,508
5.40%, 08/15/54	620	623,589
5.88%, 11/15/28	3,242	3,394,813
6.38%, 05/15/29	1,510	1,616,513
Prosus NV
3.06%, 07/13/31(b)	1,602	1,373,145
3.26%, 01/19/27(a)(b)	730	706,456
3.68%, 01/21/30(b)	1,891	1,739,227
3.83%, 02/08/51(b)	2,382	1,579,743
4.03%, 08/03/50(b)	1,985	1,365,950
4.19%, 01/19/32(b)	755	689,161
4.85%, 07/06/27(b)	110	109,057
4.99%, 01/19/52(a)(b)	1,500	1,198,841
Tencent Holdings Ltd.
2.39%, 06/03/30(b)	2,576	2,309,860
2.88%, 04/22/31(a)(b)	985	892,119
3.24%, 06/03/50(b)	2,680	1,870,868
3.29%, 06/03/60(a)(b)	670	452,830
3.58%, 04/11/26(b)	972	962,469
3.60%, 01/19/28(b)	2,369	2,314,273
3.68%, 04/22/41(a)(b)	1,120	916,801
3.84%, 04/22/51(b)	2,975	2,316,415
3.93%, 01/19/38(a)(b)	924	820,856
3.94%, 04/22/61(b)	1,270	969,575
3.98%, 04/11/29(b)	3,074	3,019,159
4.53%, 04/11/49(b)	560	494,781
Tencent Music Entertainment Group, 2.00%, 09/03/30	935	810,868
Uber Technologies Inc.
4.30%, 01/15/30	1,335	1,311,859
4.50%, 08/15/29(b)	2,010	1,979,269
4.80%, 09/15/34	2,055	2,003,440
5.35%, 09/15/54(a)	1,390	1,322,982
6.25%, 01/15/28(b)	705	710,628

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
VeriSign Inc.
2.70%, 06/15/31	$1,455	$1,271,089
4.75%, 07/15/27	1,435	1,434,660
Weibo Corp., 3.38%, 07/08/30(a)	1,310	1,211,380
		217,252,582
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29(a)	1,122	1,101,987
4.55%, 03/11/26(a)	710	706,611
6.00%, 06/17/34(a)	805	833,845
6.35%, 06/17/54(a)	780	794,436
6.55%, 11/29/27	2,290	2,394,910
6.75%, 03/01/41(a)	691	737,139
6.80%, 11/29/32(a)	1,475	1,597,615
7.00%, 10/15/39	1,034	1,134,166
Gerdau Trade Inc., 4.88%, 10/24/27(b)	170	170,207
GUSAP III LP
4.25%, 01/21/30(a)(b)	725	688,735
7.25%, 04/16/44(b)	80	89,024
Nucor Corp.
2.70%, 06/01/30	944	860,960
2.98%, 12/15/55(a)	912	573,423
3.13%, 04/01/32	975	876,047
3.85%, 04/01/52(a)	915	709,467
3.95%, 05/01/28	1,230	1,209,809
4.30%, 05/23/27	1,210	1,207,282
4.40%, 05/01/48	530	454,420
5.20%, 08/01/43(a)	130	129,434
6.40%, 12/01/37(a)	875	971,366
POSCO
4.50%, 08/04/27(b)	95	94,743
4.88%, 01/23/27(b)	545	547,988
5.75%, 01/17/28(b)	440	452,372
5.88%, 01/17/33(b)	15	15,774
Reliance Inc.
2.15%, 08/15/30	1,149	1,001,379
6.85%, 11/15/36	415	460,813
Steel Dynamics Inc.
1.65%, 10/15/27	337	313,188
3.25%, 01/15/31	925	850,664
3.25%, 10/15/50(a)	796	546,965
3.45%, 04/15/30	860	810,416
5.00%, 12/15/26	986	985,152
5.38%, 08/15/34	780	790,749
Vale Overseas Ltd.
3.75%, 07/08/30	1,830	1,700,466
6.13%, 06/12/33(a)	1,900	1,958,310
6.40%, 06/28/54(a)	2,460	2,471,663
6.88%, 11/21/36(a)	868	950,866
6.88%, 11/10/39(a)	903	1,004,038
8.25%, 01/17/34(a)	650	775,377
Vale SA, 5.63%, 09/11/42(a)	562	560,324
		33,532,130
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31(a)	950	791,637
4.40%, 09/15/32(a)	722	668,485
5.10%, 04/01/52	624	486,694
Brunswick Corp./DE, 5.85%, 03/18/29(a)	505	518,084
Security	Par (000)	Value
Leisure Time (continued)
Carnival Corp.
4.00%, 08/01/28(b)	$455	$437,232
7.00%, 08/15/29(b)	305	320,641
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(a)(b)	950	912,026
5.95%, 06/11/29(a)(b)	710	719,836
6.50%, 03/10/28(a)(b)	1,250	1,286,904
Harley-Davidson Inc., 4.63%, 07/28/45(a)	533	449,947
Polaris Inc., 6.95%, 03/15/29	330	348,939
		6,940,425
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29(a)	788	744,446
3.70%, 01/15/31	817	752,183
5.85%, 08/01/34	925	939,575
Hyatt Hotels Corp.
4.38%, 09/15/28	866	853,928
4.85%, 03/15/26(a)	522	522,082
5.25%, 06/30/29	615	621,302
5.38%, 12/15/31	850	857,200
5.50%, 06/30/34	570	567,985
5.75%, 01/30/27	670	682,040
5.75%, 04/23/30(a)	840	864,664
Las Vegas Sands Corp.
3.50%, 08/18/26	560	547,231
3.90%, 08/08/29	710	670,171
5.90%, 06/01/27(a)	585	596,492
6.00%, 08/15/29	765	786,010
6.20%, 08/15/34	750	769,822
Marriott International Inc., 5.50%, 04/15/37	1,575	1,581,284
Marriott International Inc./MD
4.50%, 10/01/34(a)	755	710,330
4.80%, 03/15/30	165	164,910
4.88%, 05/15/29	610	613,757
4.90%, 04/15/29(a)	1,187	1,197,102
5.00%, 10/15/27	1,520	1,537,169
5.10%, 04/15/32	720	722,528
5.30%, 05/15/34	1,040	1,047,686
5.35%, 03/15/35	1,215	1,216,673
5.45%, 09/15/26	540	546,938
5.55%, 10/15/28	1,045	1,075,367
Series AA, 4.65%, 12/01/28	550	549,924
Series FF, 4.63%, 06/15/30	1,577	1,565,961
Series GG, 3.50%, 10/15/32	1,730	1,552,145
Series HH, 2.85%, 04/15/31	1,907	1,697,931
Series II, 2.75%, 10/15/33(a)	515	431,303
Series R, 3.13%, 06/15/26	1,311	1,287,355
Series X, 4.00%, 04/15/28	832	818,124
Sands China Ltd.
2.30%, 03/08/27	630	595,102
2.85%, 03/08/29	887	803,633
3.25%, 08/08/31(a)	1,085	945,466
4.38%, 06/18/30	1,255	1,190,344
5.40%, 08/08/28	2,595	2,604,542
		35,230,705
Machinery — 0.9%
ABB Finance USA Inc.
3.80%, 04/03/28	621	611,190
4.38%, 05/08/42(a)	655	594,758
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
AGCO Corp.
5.45%, 03/21/27	$875	$887,037
5.80%, 03/21/34(a)	1,015	1,032,128
Caterpillar Financial Services Corp.
1.10%, 09/14/27	1,597	1,479,721
1.15%, 09/14/26(a)	765	730,164
1.70%, 01/08/27(a)	1,226	1,169,915
2.40%, 08/09/26	900	876,274
3.60%, 08/12/27	1,134	1,116,848
4.35%, 05/15/26	1,462	1,464,383
4.38%, 08/16/29(a)	835	831,479
4.40%, 10/15/27	890	891,598
4.40%, 03/03/28	475	476,008
4.45%, 10/16/26(a)	795	797,728
4.50%, 01/07/27(a)	350	352,099
4.50%, 01/08/27(a)	480	482,152
4.60%, 11/15/27	980	987,327
4.70%, 11/15/29	1,180	1,192,701
4.80%, 01/08/30	435	441,590
4.85%, 02/27/29	800	811,511
5.00%, 05/14/27	695	705,351
Caterpillar Inc.
1.90%, 03/12/31(a)	862	749,775
2.60%, 09/19/29	1,000	926,032
2.60%, 04/09/30	1,532	1,406,004
3.25%, 09/19/49	1,539	1,103,620
3.25%, 04/09/50(a)	1,834	1,314,578
3.80%, 08/15/42(a)	2,357	1,972,789
4.30%, 05/15/44	639	563,946
4.75%, 05/15/64	695	622,893
5.20%, 05/27/41	1,186	1,196,668
5.30%, 09/15/35	560	584,267
6.05%, 08/15/36	455	502,195
CNH Industrial Capital LLC
1.45%, 07/15/26	665	638,024
4.50%, 10/08/27	195	194,173
4.55%, 04/10/28(a)	1,065	1,062,138
5.10%, 04/20/29(a)	975	989,668
5.50%, 01/12/29	600	616,984
CNH Industrial NV, 3.85%, 11/15/27(a)	942	922,976
Deere & Co.
2.88%, 09/07/49(a)	1,104	749,471
3.10%, 04/15/30	1,106	1,036,736
3.75%, 04/15/50(a)	1,484	1,177,099
3.90%, 06/09/42	1,340	1,149,451
5.38%, 10/16/29	968	1,011,756
5.45%, 01/16/35	1,250	1,300,373
5.70%, 01/19/55(a)	370	392,281
7.13%, 03/03/31	612	695,677
8.10%, 05/15/30	150	174,491
Dover Corp.
2.95%, 11/04/29	748	695,282
5.38%, 10/15/35(a)	553	573,738
5.38%, 03/01/41	507	504,502
6.60%, 03/15/38(a)	355	396,389
Flowserve Corp.
2.80%, 01/15/32	765	661,533
3.50%, 10/01/30	950	881,535
IDEX Corp.
2.63%, 06/15/31	820	717,242
3.00%, 05/01/30	1,025	935,035
Security	Par (000)	Value
Machinery (continued)
4.95%, 09/01/29	$265	$266,614
Ingersoll Rand Inc.
5.18%, 06/15/29	675	688,636
5.20%, 06/15/27	690	699,647
5.31%, 06/15/31	475	486,410
5.40%, 08/14/28	980	1,004,331
5.45%, 06/15/34	985	1,004,734
5.70%, 08/14/33	1,490	1,548,113
5.70%, 06/15/54	980	991,332
John Deere Capital Corp.
1.05%, 06/17/26	923	886,846
1.30%, 10/13/26	712	679,445
1.45%, 01/15/31(a)	1,055	892,911
1.50%, 03/06/28(a)	932	859,991
1.70%, 01/11/27(a)	867	827,881
1.75%, 03/09/27	888	845,177
2.00%, 06/17/31(a)	1,065	915,352
2.25%, 09/14/26	783	759,721
2.35%, 03/08/27(a)	935	901,055
2.45%, 01/09/30(a)	1,086	994,345
2.65%, 06/10/26	745	730,662
2.80%, 09/08/27	668	644,607
2.80%, 07/18/29(a)	1,347	1,264,107
3.05%, 01/06/28	740	717,644
3.35%, 04/18/29	830	798,113
3.45%, 03/07/29	923	891,011
3.90%, 06/07/32(a)	1,050	996,101
4.15%, 09/15/27	1,725	1,717,612
4.20%, 07/15/27	745	743,524
4.35%, 09/15/32	910	886,589
4.40%, 09/08/31(a)	1,585	1,565,196
4.50%, 01/08/27	1,525	1,532,665
4.50%, 01/16/29	1,064	1,067,211
4.65%, 01/07/28	550	555,887
4.70%, 06/10/30	1,600	1,616,274
4.75%, 06/08/26	945	950,888
4.75%, 01/20/28(a)	1,645	1,667,260
4.85%, 03/05/27	675	683,027
4.85%, 06/11/29	1,260	1,279,836
4.85%, 10/11/29(a)	777	793,062
4.90%, 06/11/27	1,110	1,124,511
4.90%, 03/03/28	1,090	1,109,238
4.90%, 03/07/31	1,215	1,234,015
4.95%, 07/14/28	1,605	1,636,873
5.10%, 04/11/34(a)	1,435	1,454,869
5.15%, 09/08/26	450	455,961
5.15%, 09/08/33	955	977,472
Series 1, 5.05%, 06/12/34	1,220	1,238,546
Komatsu Finance America Inc., 5.50%, 10/06/27(b)	340	347,429
Nordson Corp.
4.50%, 12/15/29	740	728,131
5.60%, 09/15/28	475	488,643
5.80%, 09/15/33(a)	385	404,263
nVent Finance SARL
2.75%, 11/15/31	491	422,277
4.55%, 04/15/28	738	733,620
5.65%, 05/15/33	740	750,092
Oshkosh Corp.
3.10%, 03/01/30	600	555,185
4.60%, 05/15/28	755	752,223

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Otis Worldwide Corp.
2.29%, 04/05/27	$730	$697,209
2.57%, 02/15/30(a)	2,639	2,385,647
3.11%, 02/15/40	1,246	962,482
3.36%, 02/15/50(a)	1,047	739,614
5.13%, 11/19/31	210	212,825
5.25%, 08/16/28(a)	915	936,937
Rockwell Automation Inc.
1.75%, 08/15/31	870	732,121
2.80%, 08/15/61	645	388,511
3.50%, 03/01/29(a)	748	722,458
4.20%, 03/01/49	812	694,153
6.25%, 12/01/37	272	301,923
6.70%, 01/15/28(a)	434	460,771
Weir Group PLC (The), 2.20%, 05/13/26(b)	460	446,082
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	1,313	1,289,117
4.70%, 09/15/28	2,239	2,231,518
5.61%, 03/11/34	315	323,669
Xylem Inc./New York
1.95%, 01/30/28	1,128	1,053,689
2.25%, 01/30/31(a)	1,073	936,430
3.25%, 11/01/26(a)	1,006	986,136
4.38%, 11/01/46	585	492,956
		114,112,696
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26(a)	1,108	1,072,078
2.38%, 08/26/29	1,766	1,611,805
2.88%, 10/15/27	1,580	1,521,966
3.05%, 04/15/30	1,308	1,221,411
3.13%, 09/19/46(a)	828	587,260
3.25%, 08/26/49	1,525	1,075,033
3.38%, 03/01/29(a)	1,287	1,234,389
3.63%, 09/14/28(a)	999	975,490
3.63%, 10/15/47(a)	618	473,105
3.70%, 04/15/50(a)	967	737,475
3.88%, 06/15/44	255	208,655
4.00%, 09/14/48	1,640	1,328,547
5.70%, 03/15/37	920	969,230
Carlisle Companies Inc.
2.20%, 03/01/32(a)	845	706,680
2.75%, 03/01/30(a)	1,540	1,400,322
3.75%, 12/01/27	1,150	1,123,093
Eaton Corp.
3.10%, 09/15/27	1,372	1,331,195
3.92%, 09/15/47	467	380,833
4.00%, 11/02/32	1,095	1,040,213
4.15%, 03/15/33	1,775	1,699,243
4.15%, 11/02/42	1,478	1,286,321
4.35%, 05/18/28(a)	570	569,048
4.70%, 08/23/52(a)	945	860,497
Illinois Tool Works Inc.
2.65%, 11/15/26(a)	1,641	1,602,677
3.90%, 09/01/42	1,495	1,265,558
4.88%, 09/15/41	600	577,994
Parker-Hannifin Corp.
3.25%, 03/01/27(a)	963	942,874
3.25%, 06/14/29	1,746	1,658,537
4.00%, 06/14/49	1,177	955,722
4.10%, 03/01/47	880	735,797
Security	Par (000)	Value
Manufacturing (continued)
4.20%, 11/21/34(a)	$709	$672,967
4.25%, 09/15/27	1,875	1,867,195
4.45%, 11/21/44(a)	772	687,528
4.50%, 09/15/29(a)	1,739	1,737,923
6.25%, 05/15/38	270	296,740
Pentair Finance SARL
4.50%, 07/01/29	800	792,355
5.90%, 07/15/32	544	567,334
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(a)(b)	2,033	1,885,984
2.15%, 03/11/31(a)(b)	2,396	2,079,959
2.35%, 10/15/26(b)	2,325	2,257,680
2.88%, 03/11/41(a)(b)	2,310	1,739,699
3.30%, 09/15/46(a)(b)	1,736	1,295,546
3.40%, 03/16/27(a)(b)	2,160	2,121,510
4.20%, 03/16/47(b)	1,739	1,495,504
4.40%, 05/27/45(b)	2,567	2,301,214
6.13%, 08/17/26(b)	2,745	2,817,617
Teledyne Technologies Inc.
1.60%, 04/01/26	797	772,228
2.25%, 04/01/28	955	890,940
2.75%, 04/01/31	1,634	1,453,153
Textron Inc.
2.45%, 03/15/31	787	683,864
3.00%, 06/01/30	1,035	944,814
3.38%, 03/01/28	732	705,167
3.65%, 03/15/27	805	789,537
3.90%, 09/17/29	760	731,245
4.00%, 03/15/26	632	626,945
5.50%, 05/15/35	935	941,787
6.10%, 11/15/33(a)	455	483,030
		64,792,513
Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,920	1,724,370
2.30%, 02/01/32	1,520	1,233,238
2.80%, 04/01/31	2,250	1,949,530
3.50%, 06/01/41	2,205	1,555,848
3.50%, 03/01/42	2,029	1,419,031
3.70%, 04/01/51	2,934	1,898,770
3.75%, 02/15/28	1,622	1,569,123
3.85%, 04/01/61	2,697	1,678,702
3.90%, 06/01/52	3,610	2,398,007
3.95%, 06/30/62(a)	1,945	1,228,782
4.20%, 03/15/28	2,068	2,022,521
4.40%, 04/01/33	1,430	1,302,480
4.40%, 12/01/61	2,124	1,463,881
4.80%, 03/01/50	4,074	3,153,424
5.05%, 03/30/29	2,399	2,384,222
5.13%, 07/01/49	1,850	1,504,053
5.25%, 04/01/53(a)	2,145	1,778,403
5.38%, 04/01/38	1,165	1,065,148
5.38%, 05/01/47	3,621	3,057,850
5.50%, 04/01/63	1,465	1,207,414
5.75%, 04/01/48	3,480	3,080,716
6.10%, 06/01/29	1,655	1,709,257
6.15%, 11/10/26	1,720	1,755,685
6.38%, 10/23/35	2,841	2,892,853
6.48%, 10/23/45	5,027	4,885,203
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.55%, 06/01/34	$2,175	$2,254,160
6.65%, 02/01/34	1,555	1,620,029
6.83%, 10/23/55	770	771,659
Comcast Corp.
1.50%, 02/15/31	2,478	2,067,483
1.95%, 01/15/31	2,472	2,118,236
2.35%, 01/15/27	2,131	2,054,276
2.45%, 08/15/52	2,143	1,207,914
2.65%, 02/01/30	2,639	2,405,053
2.65%, 08/15/62	1,758	950,476
2.80%, 01/15/51	2,578	1,587,818
2.89%, 11/01/51	7,205	4,521,080
2.94%, 11/01/56	8,407	5,062,155
2.99%, 11/01/63	5,816	3,377,229
3.15%, 02/15/28	2,638	2,544,631
3.20%, 07/15/36	1,572	1,303,878
3.25%, 11/01/39	2,058	1,609,345
3.30%, 02/01/27	2,032	1,994,618
3.30%, 04/01/27	1,731	1,692,977
3.40%, 04/01/30	2,557	2,410,647
3.40%, 07/15/46	1,951	1,417,121
3.45%, 02/01/50	2,693	1,908,465
3.55%, 05/01/28	1,781	1,731,821
3.75%, 04/01/40	2,274	1,885,999
3.90%, 03/01/38	1,712	1,485,400
3.97%, 11/01/47	2,916	2,295,082
4.00%, 08/15/47	1,332	1,053,682
4.00%, 03/01/48	1,434	1,129,065
4.00%, 11/01/49	2,961	2,309,875
4.05%, 11/01/52	1,561	1,207,385
4.15%, 10/15/28	5,832	5,757,459
4.20%, 08/15/34(a)	1,481	1,382,391
4.25%, 10/15/30	2,341	2,293,219
4.25%, 01/15/33	2,664	2,530,291
4.40%, 08/15/35	1,176	1,106,409
4.55%, 01/15/29	1,790	1,794,712
4.60%, 10/15/38	1,490	1,381,601
4.60%, 08/15/45	1,127	994,324
4.65%, 02/15/33(a)	1,720	1,683,393
4.65%, 07/15/42(a)	1,035	932,637
4.70%, 10/15/48	2,697	2,392,103
4.75%, 03/01/44	591	531,745
4.80%, 05/15/33	1,460	1,439,075
4.95%, 10/15/58	1,415	1,259,107
5.10%, 06/01/29	1,475	1,506,394
5.30%, 06/01/34(a)	1,535	1,560,488
5.35%, 11/15/27	1,764	1,806,407
5.35%, 05/15/53(a)	2,430	2,308,501
5.50%, 11/15/32	1,675	1,739,394
5.50%, 05/15/64	1,960	1,873,598
5.65%, 06/15/35	1,197	1,243,767
5.65%, 06/01/54	1,580	1,567,747
6.40%, 03/01/40(a)	465	509,374
6.45%, 03/15/37	852	935,541
6.50%, 11/15/35(a)	1,009	1,116,887
6.55%, 07/01/39	550	609,755
6.95%, 08/15/37(a)	670	766,078
7.05%, 03/15/33	1,279	1,449,480
Cox Communications Inc.
1.80%, 10/01/30(b)	895	751,352
2.60%, 06/15/31(b)	890	765,270
Security	Par (000)	Value
Media (continued)
2.95%, 10/01/50(b)	$790	$467,168
3.35%, 09/15/26(b)	1,263	1,239,278
3.50%, 08/15/27(a)(b)	1,091	1,060,828
3.60%, 06/15/51(a)(b)	750	504,527
4.50%, 06/30/43(b)	890	728,502
4.60%, 08/15/47(b)	605	481,295
4.70%, 12/15/42(a)(b)	645	531,364
4.80%, 02/01/35(b)	1,061	984,274
5.45%, 09/15/28(b)	838	856,035
5.45%, 09/01/34(a)(b)	675	664,183
5.70%, 06/15/33(b)	948	955,406
5.80%, 12/15/53(a)(b)	1,095	1,017,719
5.95%, 09/01/54(a)(b)	1,230	1,166,015
8.38%, 03/01/39(a)(b)	575	690,142
Discovery Communications LLC
3.63%, 05/15/30	1,778	1,615,348
3.95%, 03/20/28	2,605	2,509,962
4.00%, 09/15/55	415	273,043
4.13%, 05/15/29	1,266	1,201,667
4.65%, 05/15/50	355	264,906
4.90%, 03/11/26	1,212	1,211,817
5.00%, 09/20/37(a)	940	810,022
5.20%, 09/20/47(a)	1,035	855,390
5.30%, 05/15/49	483	382,951
6.35%, 06/01/40	1,057	1,012,327
FactSet Research Systems Inc.
2.90%, 03/01/27	1,284	1,242,824
3.45%, 03/01/32	915	822,458
Fox Corp.
3.50%, 04/08/30	1,368	1,290,585
4.71%, 01/25/29	3,756	3,746,626
5.48%, 01/25/39	2,023	1,963,928
5.58%, 01/25/49(a)	1,927	1,837,254
6.50%, 10/13/33	2,110	2,264,682
Grupo Televisa SAB
5.00%, 05/13/45(a)	580	436,822
5.25%, 05/24/49	275	208,408
6.13%, 01/31/46(a)	1,310	1,106,984
6.63%, 01/15/40(a)	1,057	1,001,925
8.50%, 03/11/32	647	717,338
NBCUniversal Media LLC
4.45%, 01/15/43	1,105	967,204
5.95%, 04/01/41	730	760,265
6.40%, 04/30/40	600	654,629
News Corp.
3.88%, 05/15/29(b)	55	52,009
5.13%, 02/15/32(b)	5	4,834
Paramount Global
2.90%, 01/15/27	332	320,202
3.38%, 02/15/28	613	586,796
3.70%, 06/01/28(a)	749	719,102
4.20%, 06/01/29	527	506,254
4.20%, 05/19/32	1,271	1,148,028
4.38%, 03/15/43	2,135	1,630,501
4.60%, 01/15/45	772	597,998
4.85%, 07/01/42(a)	849	695,088
4.90%, 08/15/44(a)	710	567,386
4.95%, 01/15/31	1,492	1,438,327
4.95%, 05/19/50	1,313	1,037,521
5.25%, 04/01/44	426	353,362
5.50%, 05/15/33	523	507,735

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.85%, 09/01/43	$1,600	$1,444,926
5.90%, 10/15/40	478	436,738
6.88%, 04/30/36	1,369	1,439,570
7.88%, 07/30/30	855	942,700
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	581	636,274
TCI Communications Inc., 7.13%, 02/15/28	1,044	1,120,484
Thomson Reuters Corp.
3.35%, 05/15/26	932	918,994
5.50%, 08/15/35(a)	870	892,934
5.65%, 11/23/43	444	450,354
5.85%, 04/15/40	830	857,825
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,348	1,551,185
Time Warner Cable LLC
4.50%, 09/15/42	1,853	1,432,296
5.50%, 09/01/41	1,756	1,552,752
5.88%, 11/15/40	1,737	1,610,062
6.55%, 05/01/37	2,124	2,117,371
6.75%, 06/15/39	2,182	2,205,204
7.30%, 07/01/38	2,170	2,295,849
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,517	1,466,137
2.95%, 06/15/27	1,707	1,658,594
3.00%, 07/30/46	785	545,163
3.70%, 12/01/42(a)	785	636,946
4.13%, 06/01/44	1,505	1,271,994
4.38%, 08/16/41	554	497,170
Series B, 7.00%, 03/01/32(a)	953	1,083,522
Series E, 4.13%, 12/01/41	898	777,097
Videotron Ltd.
3.63%, 06/15/29(a)(b)	120	112,854
5.13%, 04/15/27(b)	180	179,791
5.70%, 01/15/35(a)(b)	495	497,298
Walt Disney Co. (The)
2.00%, 09/01/29	2,909	2,619,888
2.20%, 01/13/28(a)	1,674	1,582,024
2.65%, 01/13/31	3,535	3,181,134
2.75%, 09/01/49	2,955	1,908,450
3.38%, 11/15/26	817	804,726
3.50%, 05/13/40	2,595	2,138,417
3.60%, 01/13/51(a)	3,985	3,019,664
3.70%, 03/23/27(a)	1,093	1,079,643
3.80%, 03/22/30	2,230	2,157,786
3.80%, 05/13/60(a)	2,004	1,507,863
4.63%, 03/23/40(a)	918	873,125
4.70%, 03/23/50(a)	2,425	2,220,732
4.75%, 09/15/44	913	838,496
4.75%, 11/15/46	702	640,801
4.95%, 10/15/45(a)	648	612,456
5.40%, 10/01/43	969	971,659
6.15%, 03/01/37	590	646,371
6.15%, 02/15/41	907	985,327
6.20%, 12/15/34(a)	1,415	1,561,686
6.40%, 12/15/35	1,479	1,655,232
6.55%, 03/15/33	580	646,331
6.65%, 11/15/37	1,745	1,986,989
7.75%, 12/01/45(a)	419	545,244
		269,371,941
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	300	250,700
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
4.20%, 06/15/35(a)	$490	$470,335
4.38%, 06/15/45	616	544,626
Timken Co. (The)
4.13%, 04/01/32	525	490,624
4.50%, 12/15/28	905	899,275
Valmont Industries Inc.
5.00%, 10/01/44	544	512,414
5.25%, 10/01/54	440	422,677
		3,590,651
Mining — 1.2%
Anglo American Capital PLC
2.25%, 03/17/28(b)	816	758,996
2.63%, 09/10/30(b)	1,130	1,004,268
2.88%, 03/17/31(b)	958	851,223
3.88%, 03/16/29(b)	955	921,938
3.95%, 09/10/50(b)	805	614,134
4.00%, 09/11/27(a)(b)	1,339	1,314,435
4.50%, 03/15/28(b)	950	941,745
4.75%, 04/10/27(b)	1,160	1,158,168
4.75%, 03/16/52(a)(b)	1,150	991,982
5.50%, 05/02/33(b)	1,505	1,524,442
5.63%, 04/01/30(b)	1,290	1,324,981
5.75%, 04/05/34(b)	1,395	1,434,577
6.00%, 04/05/54(b)	400	409,493
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	820	770,113
3.75%, 10/01/30	992	908,736
Antofagasta PLC
2.38%, 10/14/30(b)	270	232,320
5.63%, 05/13/32(b)	260	261,364
6.25%, 05/02/34(b)	320	331,582
Barrick Gold Corp.
5.25%, 04/01/42	485	475,146
6.45%, 10/15/35	470	515,454
Barrick International Barbados Corp., 6.35%, 10/15/36(a)(b)	895	967,091
Barrick North America Finance LLC
5.70%, 05/30/41	1,276	1,291,411
5.75%, 05/01/43	1,288	1,312,144
7.50%, 09/15/38(a)	352	414,641
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,250	1,297,767
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,634	1,416,437
4.75%, 02/28/28	1,700	1,715,855
4.90%, 02/28/33	1,055	1,054,373
5.00%, 02/21/30	1,355	1,373,661
5.00%, 09/30/43(a)	3,521	3,376,691
5.10%, 09/08/28	1,345	1,369,848
5.13%, 02/21/32	1,175	1,190,184
5.25%, 09/08/26	1,497	1,516,033
5.25%, 09/08/30	1,646	1,693,709
5.25%, 09/08/33	2,290	2,335,386
5.30%, 02/21/35	1,625	1,651,012
5.50%, 09/08/53(a)	1,070	1,082,118
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(b)	1,214	1,101,901
3.15%, 01/14/30(a)(b)	1,266	1,149,095
3.15%, 01/15/51(b)	707	442,791
3.63%, 08/01/27(b)	1,820	1,770,102
3.70%, 01/30/50(b)	3,838	2,652,040
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
3.75%, 01/15/31(b)	$895	$818,626
4.25%, 07/17/42(a)(b)	1,055	836,741
4.38%, 02/05/49(b)	1,820	1,409,417
4.50%, 08/01/47(b)	1,760	1,400,307
4.88%, 11/04/44(b)	1,427	1,205,703
5.13%, 02/02/33(b)	1,435	1,387,115
5.63%, 09/21/35(a)(b)	474	467,162
5.63%, 10/18/43(b)	1,663	1,545,486
5.95%, 01/08/34(a)(b)	2,447	2,482,739
6.15%, 10/24/36(b)	230	234,832
6.30%, 09/08/53(b)	2,245	2,251,838
6.33%, 01/13/35(b)	560	577,886
6.44%, 01/26/36(b)	3,052	3,171,694
6.78%, 01/13/55(b)	1,120	1,169,800
Freeport Indonesia PT
4.76%, 04/14/27(b)	1,390	1,381,008
5.32%, 04/14/32(b)	2,000	1,995,033
6.20%, 04/14/52(a)(b)	1,630	1,636,745
Freeport-McMoRan Inc.
4.13%, 03/01/28(a)	870	853,015
4.25%, 03/01/30	795	766,557
4.38%, 08/01/28	885	871,047
4.63%, 08/01/30	1,071	1,050,230
5.00%, 09/01/27	700	700,081
5.25%, 09/01/29(a)	990	994,935
5.40%, 11/14/34(a)	1,165	1,173,268
5.45%, 03/15/43	2,770	2,639,830
Fresnillo PLC, 4.25%, 10/02/50(b)	804	579,003
Glencore Canada Corp., 6.20%, 06/15/35(a)	440	464,529
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	621	598,670
6.00%, 11/15/41(a)(b)	810	828,704
6.90%, 11/15/37(a)(b)	764	846,751
Glencore Funding LLC
1.63%, 04/27/26(b)	1,152	1,113,983
2.50%, 09/01/30(a)(b)	1,615	1,426,618
2.63%, 09/23/31(a)(b)	1,215	1,048,229
2.85%, 04/27/31(b)	1,160	1,025,029
3.38%, 09/23/51(a)(b)	770	521,094
3.88%, 10/27/27(b)	1,085	1,061,334
3.88%, 04/27/51(a)(b)	662	487,121
4.00%, 03/27/27(b)	1,652	1,632,336
4.88%, 03/12/29(b)	1,464	1,465,496
5.34%, 04/04/27(a)(b)	1,035	1,049,788
5.37%, 04/04/29(a)(b)	1,010	1,030,235
5.40%, 05/08/28(b)	1,095	1,114,490
5.63%, 04/04/34(b)	1,095	1,110,467
5.70%, 05/08/33(a)(b)	1,175	1,210,439
5.89%, 04/04/54(a)(b)	665	665,210
6.13%, 10/06/28(b)	1,425	1,486,537
6.38%, 10/06/30(b)	1,025	1,092,812
6.50%, 10/06/33(b)	830	894,199
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	165	171,493
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	1,755	1,777,604
5.80%, 05/15/50(b)	575	549,014
6.53%, 11/15/28(b)	1,176	1,237,532
6.76%, 11/15/48(a)(b)	615	655,429
Security	Par (000)	Value
Mining (continued)
Industrias Penoles SAB de CV
4.15%, 09/12/29(a)(b)	$860	$815,974
4.75%, 08/06/50(b)	646	495,313
5.65%, 09/12/49(b)	620	542,885
Kinross Gold Corp.
4.50%, 07/15/27	1,210	1,203,156
6.25%, 07/15/33(a)	875	926,860
6.88%, 09/01/41(a)	485	527,569
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	1,540	1,168,296
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(b)	281	277,415
4.70%, 05/12/31(b)	879	847,756
Newmont Corp.
2.25%, 10/01/30	1,437	1,265,405
2.60%, 07/15/32(a)	1,485	1,288,241
2.80%, 10/01/29	1,481	1,373,834
4.88%, 03/15/42(a)	1,545	1,452,050
5.45%, 06/09/44	549	542,064
5.88%, 04/01/35	942	994,689
6.25%, 10/01/39	1,215	1,316,669
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,061	993,219
4.20%, 05/13/50(a)	620	516,345
5.35%, 03/15/34(a)	1,090	1,111,895
5.75%, 11/15/41	775	797,501
Nexa Resources SA, 6.75%, 04/09/34(b)	135	140,711
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	920	959,619
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	517	547,338
6.13%, 12/15/33	1,179	1,265,274
7.25%, 03/15/31	796	891,363
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,975	1,244,094
5.20%, 11/02/40	1,861	1,841,752
7.13%, 07/15/28	1,690	1,827,116
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,351	1,158,828
4.75%, 03/22/42	1,104	1,027,306
5.00%, 03/09/33(a)	1,010	1,020,529
5.13%, 03/09/53	875	837,055
South32 Treasury Ltd., 4.35%, 04/14/32(a)(b)	1,170	1,095,526
Southern Copper Corp.
5.25%, 11/08/42	1,822	1,684,382
5.88%, 04/23/45	1,933	1,902,857
6.75%, 04/16/40	1,620	1,758,555
7.50%, 07/27/35	1,454	1,656,659
Vale Canada Ltd., 7.20%, 09/15/32	110	119,394
Yamana Gold Inc.
2.63%, 08/15/31	1,015	872,946
4.63%, 12/15/27	591	585,844
		149,978,912
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	1,565	1,507,496
3.25%, 02/15/29	1,285	1,200,066
3.28%, 12/01/28	830	782,351
3.57%, 12/01/31	1,285	1,161,328
4.25%, 04/01/28(a)	1,255	1,230,219
5.10%, 03/01/30	80	79,935

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
5.55%, 08/22/34	$275	$273,716
		6,235,111
Oil & Gas — 4.2%
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(b)	410	400,810
4.50%, 09/11/34(a)(b)	2,320	2,226,249
5.13%, 09/11/54(a)(b)	2,170	2,011,130
Aker BP ASA
3.10%, 07/15/31(b)	1,875	1,651,536
3.75%, 01/15/30(a)(b)	1,599	1,506,237
4.00%, 01/15/31(a)(b)	1,235	1,158,529
5.13%, 10/01/34(a)(b)	820	786,521
5.60%, 06/13/28(a)(b)	950	972,518
5.80%, 10/01/54(b)	830	773,579
6.00%, 06/13/33(a)(b)	1,205	1,234,622
Antero Resources Corp., 5.38%, 03/01/30(a)(b)	15	14,797
APA Corp.
4.25%, 01/15/30(a)(b)	520	495,756
5.10%, 09/01/40(b)	10	8,863
5.35%, 07/01/49(b)	970	824,412
6.10%, 02/15/35(b)	380	384,339
6.75%, 02/15/55(b)	750	756,312
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,670	1,605,176
BP Capital Markets America Inc.
1.75%, 08/10/30	1,777	1,533,738
2.72%, 01/12/32(a)	3,120	2,734,922
2.77%, 11/10/50	2,300	1,437,446
2.94%, 06/04/51(a)	3,365	2,163,148
3.00%, 02/24/50	2,971	1,961,949
3.00%, 03/17/52(a)	1,918	1,244,303
3.02%, 01/16/27	1,595	1,556,393
3.06%, 06/17/41	2,273	1,697,563
3.07%, 03/30/50(a)	1,295	1,216,419
3.12%, 05/04/26	1,491	1,470,242
3.38%, 02/08/61(a)	3,003	1,989,525
3.54%, 04/06/27	1,002	984,513
3.59%, 04/14/27	1,132	1,113,621
3.63%, 04/06/30	2,202	2,097,581
3.94%, 09/21/28	1,756	1,722,254
4.23%, 11/06/28	3,145	3,114,917
4.70%, 04/10/29	1,995	2,004,939
4.81%, 02/13/33(a)	3,362	3,318,752
4.87%, 11/25/29	1,045	1,058,016
4.89%, 09/11/33	2,245	2,217,034
4.97%, 10/17/29	1,335	1,357,954
4.99%, 04/10/34	1,530	1,521,937
5.02%, 11/17/27	1,905	1,934,452
5.23%, 11/17/34	2,880	2,906,207
BP Capital Markets PLC
3.28%, 09/19/27	2,408	2,341,464
3.72%, 11/28/28	1,436	1,397,189
4.88%, (5-year CMT + 4.398%)(a)(d)(e)	1,660	1,593,944
6.13%, (a)(d)(e)	1,460	1,444,447
6.45%, (5-year CMT + 2.153%)(a)(d)(e)	1,070	1,092,895
Burlington Resources LLC
5.95%, 10/15/36	885	946,032
7.20%, 08/15/31	162	183,465
Canadian Natural Resources Ltd.
2.95%, 07/15/30	1,114	1,005,403
3.85%, 06/01/27	2,208	2,171,945
4.95%, 06/01/47	1,242	1,089,773
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 12/15/29(a)(b)	$240	$239,987
5.40%, 12/15/34(a)(b)	505	502,445
5.85%, 02/01/35(a)	527	537,489
6.25%, 03/15/38	1,552	1,629,150
6.45%, 06/30/33	690	736,833
6.50%, 02/15/37	815	864,728
6.75%, 02/01/39	673	731,969
7.20%, 01/15/32	560	619,690
Cenovus Energy Inc.
2.65%, 01/15/32	838	710,559
3.75%, 02/15/52(a)	1,317	927,631
4.25%, 04/15/27	601	595,296
5.25%, 06/15/37(a)	321	309,419
5.40%, 06/15/47	868	791,258
6.75%, 11/15/39	732	805,123
Chevron Corp.
2.00%, 05/11/27	1,866	1,779,680
2.24%, 05/11/30	2,578	2,306,320
2.95%, 05/16/26	3,310	3,258,298
2.98%, 05/11/40(a)	475	371,772
3.08%, 05/11/50	1,711	1,178,865
Chevron USA Inc.
1.02%, 08/12/27	1,423	1,318,305
2.34%, 08/12/50(a)	1,494	879,148
3.25%, 10/15/29	1,339	1,275,862
3.85%, 01/15/28	889	884,093
4.41%, 02/26/27(a)	360	361,281
4.48%, 02/26/28	950	954,660
4.69%, 04/15/30	950	957,473
4.82%, 04/15/32	950	957,684
4.98%, 04/15/35	950	957,962
5.25%, 11/15/43	470	472,818
6.00%, 03/01/41	225	246,791
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	345,589
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,088,929
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	1,034,400
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	485	456,843
3.30%, 09/30/49	500	386,423
4.25%, 05/09/43	1,200	1,109,165
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	383,491
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	299,814
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	655	653,468
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	150	167,344
ConocoPhillips Co.
3.76%, 03/15/42	1,459	1,181,391
3.80%, 03/15/52	1,782	1,343,532
4.03%, 03/15/62	2,480	1,866,930
4.30%, 11/15/44	1,427	1,221,778
4.70%, 01/15/30	2,100	2,112,082
4.85%, 01/15/32(a)	1,045	1,043,930
4.88%, 10/01/47	495	453,608
5.00%, 01/15/35	2,060	2,048,482
5.05%, 09/15/33(a)	1,125	1,133,743
5.30%, 05/15/53(a)	1,465	1,391,852
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.50%, 01/15/55(a)	$1,415	$1,386,872
5.55%, 03/15/54(a)	1,240	1,225,233
5.65%, 01/15/65	1,515	1,485,147
5.70%, 09/15/63	995	989,285
5.90%, 10/15/32	949	1,012,647
5.90%, 05/15/38	600	634,710
5.95%, 03/15/46	185	193,964
6.50%, 02/01/39	2,075	2,322,660
6.95%, 04/15/29	903	986,212
Continental Resources Inc./OK
2.27%, 11/15/26(b)	1,418	1,356,135
2.88%, 04/01/32(b)	1,365	1,146,440
4.38%, 01/15/28	1,863	1,834,811
4.90%, 06/01/44	1,191	990,363
5.75%, 01/15/31(a)(b)	2,050	2,080,402
Coterra Energy Inc.
3.90%, 05/15/27	1,625	1,597,460
4.38%, 03/15/29(a)	1,002	984,889
5.40%, 02/15/35	200	198,094
5.60%, 03/15/34	660	668,423
5.90%, 02/15/55	1,165	1,136,482
Devon Energy Corp.
4.50%, 01/15/30(a)	1,629	1,596,909
4.75%, 05/15/42(a)	1,197	1,020,586
5.00%, 06/15/45	1,150	994,456
5.20%, 09/15/34(a)	1,605	1,559,781
5.25%, 10/15/27	1,128	1,129,533
5.60%, 07/15/41	1,930	1,832,783
5.75%, 09/15/54(a)	1,490	1,396,104
5.88%, 06/15/28(a)	780	783,305
7.88%, 09/30/31	469	538,196
7.95%, 04/15/32	660	758,057
Diamondback Energy Inc.
3.13%, 03/24/31	1,356	1,228,480
3.25%, 12/01/26	1,362	1,332,379
3.50%, 12/01/29	1,627	1,537,414
4.25%, 03/15/52	1,303	1,021,020
4.40%, 03/24/51(a)	1,155	930,312
5.15%, 01/30/30	1,410	1,431,499
5.20%, 04/18/27	1,700	1,721,362
5.40%, 04/18/34	1,965	1,975,662
5.75%, 04/18/54	1,755	1,694,666
5.90%, 04/18/64	1,255	1,214,912
6.25%, 03/15/33	1,625	1,721,777
6.25%, 03/15/53(a)	1,075	1,105,137
Empresa Nacional del Petroleo
4.50%, 09/14/47(a)(b)	1,031	802,070
5.25%, 11/06/29(b)	950	944,473
5.95%, 07/30/34(b)	450	452,322
6.15%, 05/10/33(b)	1,160	1,179,580
Eni SpA
4.25%, 05/09/29(a)(b)	1,730	1,699,944
5.50%, 05/15/34(a)(b)	1,530	1,547,215
5.70%, 10/01/40(b)	685	664,617
5.95%, 05/15/54(a)(b)	1,820	1,800,029
Series X-R, 4.75%, 09/12/28(b)	1,930	1,932,588
Eni USA Inc., 7.30%, 11/15/27	1,240	1,320,060
EOG Resources Inc.
3.90%, 04/01/35	1,031	939,547
4.38%, 04/15/30	1,523	1,506,943
4.95%, 04/15/50	1,545	1,411,135
Security	Par (000)	Value
Oil & Gas (continued)
5.10%, 01/15/36(a)	$110	$111,106
5.65%, 12/01/54	650	655,550
EQT Corp.
3.13%, 05/15/26(b)	929	911,317
3.63%, 05/15/31(a)(b)	915	837,227
3.90%, 10/01/27	1,520	1,494,076
5.00%, 01/15/29	728	731,178
5.70%, 04/01/28	926	950,865
5.75%, 02/01/34(a)	1,225	1,251,992
7.00%, 02/01/30	865	934,554
Equinor ASA
2.38%, 05/22/30	1,057	949,813
3.00%, 04/06/27(a)	962	939,328
3.13%, 04/06/30	1,888	1,768,523
3.25%, 11/18/49	1,187	844,260
3.63%, 09/10/28(a)	1,250	1,220,707
3.63%, 04/06/40(a)	774	650,569
3.70%, 04/06/50	1,607	1,237,666
3.95%, 05/15/43	1,242	1,057,129
4.25%, 11/23/41	684	605,904
4.80%, 11/08/43	898	852,267
5.10%, 08/17/40	1,008	1,003,417
6.50%, 12/01/28(b)	605	645,228
6.80%, 01/15/28	625	664,167
7.15%, 01/15/29	115	125,185
7.25%, 09/23/27(a)	734	787,661
Expand Energy Corp.
4.75%, 02/01/32	1,540	1,460,008
5.38%, 02/01/29	235	234,512
5.38%, 03/15/30	1,620	1,610,338
5.70%, 01/15/35	1,175	1,184,425
5.88%, 02/01/29(b)	195	195,008
6.75%, 04/15/29(a)(b)	55	55,741
Exxon Mobil Corp.
2.28%, 08/16/26	1,817	1,768,329
2.44%, 08/16/29(a)	2,207	2,049,797
2.61%, 10/15/30	3,028	2,744,465
3.00%, 08/16/39	1,342	1,050,617
3.10%, 08/16/49(a)	2,429	1,677,426
3.29%, 03/19/27(a)	1,717	1,689,290
3.45%, 04/15/51(a)	3,871	2,817,039
3.48%, 03/19/30	2,805	2,688,947
3.57%, 03/06/45	1,735	1,343,297
4.11%, 03/01/46	3,402	2,845,675
4.23%, 03/19/40	2,976	2,672,852
4.33%, 03/19/50	3,611	3,069,325
Harbour Energy PLC, 5.50%, 10/15/26(b)	5	4,996
Helmerich & Payne Inc.
2.90%, 09/29/31	1,047	892,368
4.65%, 12/01/27(a)(b)	470	469,698
4.85%, 12/01/29(a)(b)	160	156,651
5.50%, 12/01/34(a)(b)	415	398,989
Hess Corp.
4.30%, 04/01/27	2,035	2,021,391
5.60%, 02/15/41(a)	1,961	1,985,938
5.80%, 04/01/47(a)	887	915,139
6.00%, 01/15/40	1,179	1,262,001
7.13%, 03/15/33	854	967,848
7.30%, 08/15/31(a)	1,102	1,248,484
7.88%, 10/01/29	726	817,094

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
HF Sinclair Corp.
4.50%, 10/01/30	$640	$614,662
5.00%, 02/01/28	500	500,104
5.75%, 01/15/31(a)	375	381,536
6.25%, 01/15/35(a)	1,140	1,163,927
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	180	199,803
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	620	523,961
4.75%, 04/19/27(b)	435	430,635
5.38%, 04/24/30(b)	1,665	1,645,073
5.75%, 04/19/47(b)	2,235	1,965,016
6.38%, 10/24/48(a)(b)	2,456	2,319,618
Marathon Petroleum Corp.
3.80%, 04/01/28(a)	1,444	1,410,615
4.50%, 04/01/48(a)	894	721,698
4.75%, 09/15/44	1,367	1,176,497
5.00%, 09/15/54	473	401,163
5.13%, 12/15/26	1,426	1,439,600
5.15%, 03/01/30	790	794,680
5.70%, 03/01/35	750	754,931
5.85%, 12/15/45(a)	471	456,284
6.50%, 03/01/41	1,800	1,914,882
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,386	1,490,334
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	1,402	792,445
3.40%, 04/15/26	355	348,934
3.50%, 08/15/29	600	557,284
4.10%, 02/15/47	524	367,902
4.20%, 03/15/48(a)	540	395,996
4.40%, 04/15/46	670	518,436
4.40%, 08/15/49(a)	512	367,831
4.63%, 06/15/45(a)	520	404,095
5.00%, 08/01/27	1,140	1,144,330
5.20%, 08/01/29	2,055	2,065,487
5.38%, 01/01/32	1,225	1,215,956
5.55%, 03/15/26	455	457,051
5.55%, 10/01/34(a)	1,250	1,234,194
6.05%, 10/01/54	1,420	1,372,440
6.13%, 01/01/31	1,495	1,551,684
6.20%, 03/15/40	1,135	1,150,779
6.38%, 09/01/28(a)	550	571,666
6.45%, 09/15/36	2,555	2,669,602
6.60%, 03/15/46(a)	1,675	1,736,045
6.63%, 09/01/30	2,445	2,583,905
7.50%, 05/01/31	1,120	1,240,857
7.88%, 09/15/31	835	941,924
7.95%, 06/15/39	510	589,779
8.50%, 07/15/27	715	761,865
8.88%, 07/15/30	1,345	1,550,454
ORLEN SA, 6.00%, 01/30/35(b)	1,505	1,531,406
Ovintiv Inc.
5.65%, 05/15/28	1,210	1,240,729
6.25%, 07/15/33	920	959,669
6.50%, 08/15/34(a)	915	967,270
6.50%, 02/01/38	447	467,280
6.63%, 08/15/37	856	904,331
7.10%, 07/15/53	853	934,529
7.20%, 11/01/31	632	691,675
7.38%, 11/01/31	850	938,198
8.13%, 09/15/30(a)	573	649,614
Security	Par (000)	Value
Oil & Gas (continued)
Patterson-UTI Energy Inc.
3.95%, 02/01/28	$265	$256,744
5.15%, 11/15/29(a)	435	430,462
7.15%, 10/01/33(a)	650	689,494
Pertamina Persero PT
2.30%, 02/09/31(a)(b)	1,460	1,252,896
3.10%, 01/21/30(a)(b)	760	696,424
3.10%, 08/27/30(a)(b)	780	709,908
3.65%, 07/30/29(a)(b)	1,760	1,675,301
4.15%, 02/25/60(a)(b)	1,810	1,334,582
4.18%, 01/21/50(a)(b)	1,215	945,885
4.70%, 07/30/49(a)(b)	1,132	956,146
5.63%, 05/20/43(b)	1,985	1,918,072
6.00%, 05/03/42(b)	1,825	1,832,432
6.45%, 05/30/44(b)	2,012	2,123,659
6.50%, 05/27/41(b)	430	454,894
6.50%, 11/07/48(b)	1,310	1,393,642
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	870	909,842
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	1,850	1,581,744
3.40%, 04/28/61(a)(b)	2,180	1,488,965
3.50%, 04/21/30(b)	4,083	3,845,669
4.50%, 03/18/45(a)(b)	2,260	1,997,643
4.55%, 04/21/50(b)	4,458	3,906,140
4.80%, 04/21/60(a)(b)	1,457	1,307,308
Petronas Energy Canada Ltd., 2.11%, 03/23/28(b)	910	843,566
Phillips 66
2.15%, 12/15/30	1,566	1,357,666
3.30%, 03/15/52(a)	1,890	1,237,595
3.90%, 03/15/28	1,603	1,569,713
4.65%, 11/15/34	1,571	1,496,174
4.88%, 11/15/44	2,426	2,135,066
5.88%, 05/01/42	1,790	1,815,225
Phillips 66 Co.
3.15%, 12/15/29	1,253	1,168,469
3.55%, 10/01/26	989	974,538
3.75%, 03/01/28	703	687,910
4.68%, 02/15/45	1,025	882,197
4.90%, 10/01/46	1,004	883,414
4.95%, 12/01/27	1,465	1,480,608
4.95%, 03/15/35(a)	1,225	1,184,836
5.25%, 06/15/31	1,255	1,275,642
5.30%, 06/30/33	1,375	1,386,703
5.50%, 03/15/55	495	461,800
5.65%, 06/15/54	655	623,185
Pioneer Natural Resources Co.
1.90%, 08/15/30	1,191	1,037,210
2.15%, 01/15/31	803	699,322
5.10%, 03/29/26	995	1,002,481
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	45	46,688
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	820	573,286
4.50%, 10/25/42(b)	80	71,154
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	1,355	1,294,883
2.99%, 01/15/30(a)(b)	395	365,824
3.90%, 12/06/59(a)(b)	975	737,016
Qatar Energy
1.38%, 09/12/26(a)(b)	1,947	1,853,544
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
2.25%, 07/12/31(b)	$3,771	$3,241,744
3.13%, 07/12/41(a)(b)	5,625	4,222,305
3.30%, 07/12/51(a)(b)	6,122	4,247,137
QatarEnergy LNG S3
5.84%, 09/30/27(b)	691	700,739
6.33%, 09/30/27(b)	851	864,126
Raizen Fuels Finance SA
5.70%, 01/17/35(b)	1,385	1,309,517
6.45%, 03/05/34(b)	968	973,166
6.70%, 02/25/37(b)	945	946,108
6.95%, 03/05/54(a)(b)	1,355	1,330,878
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	2,405	2,102,677
3.63%, 01/12/52(b)	2,585	1,864,791
3.67%, 11/30/27(b)	150	146,321
3.75%, 01/12/62(b)	1,055	747,550
4.88%, 02/10/45(b)	290	263,893
SA Global Sukuk Ltd.
1.60%, 06/17/26(b)	535	513,572
2.69%, 06/17/31(b)	3,107	2,724,994
4.25%, 10/02/29(b)	580	564,233
4.75%, 10/02/34(a)(b)	2,330	2,286,741
Santos Finance Ltd.
3.65%, 04/29/31(b)	1,696	1,542,092
6.88%, 09/19/33(b)	1,090	1,180,642
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)(b)	2,618	2,272,005
3.25%, 11/24/50(b)	2,964	1,957,188
3.50%, 04/16/29(a)(b)	3,011	2,858,330
3.50%, 11/24/70(b)	2,973	1,888,967
4.25%, 04/16/39(a)(b)	4,312	3,764,449
4.38%, 04/16/49(b)	4,621	3,769,276
5.25%, 07/17/34(b)	3,609	3,624,970
5.75%, 07/17/54(b)	3,174	3,048,030
5.88%, 07/17/64(b)	3,625	3,473,692
Shell Finance U.S. Inc.
2.38%, 11/07/29	2,005	1,832,838
2.75%, 04/06/30	2,401	2,203,316
3.25%, 04/06/50	2,597	1,817,682
3.75%, 09/12/46	1,629	1,280,101
4.00%, 05/10/46	2,735	2,227,806
4.13%, 05/11/35(a)	2,204	2,070,960
4.38%, 05/11/45	3,426	2,966,542
4.55%, 08/12/43	1,581	1,420,328
Shell International Finance BV
2.38%, 11/07/29(a)	360	329,316
2.50%, 09/12/26(a)	1,631	1,590,296
2.75%, 04/06/30	15	14,004
2.88%, 05/10/26	2,711	2,669,368
2.88%, 11/26/41	870	633,340
3.00%, 11/26/51	1,680	1,108,931
3.13%, 11/07/49	1,902	1,300,436
3.63%, 08/21/42	946	754,342
3.88%, 11/13/28	2,560	2,516,599
4.00%, 05/10/46(a)	40	32,519
4.13%, 05/11/35	30	28,793
4.38%, 05/11/45	215	184,263
4.55%, 08/12/43	15	13,539
5.50%, 03/25/40	1,480	1,530,225
6.38%, 12/15/38	3,783	4,248,590
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	255	232,749
Security	Par (000)	Value
Oil & Gas (continued)
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	$1,397	$1,398,738
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)(b)	1,245	1,128,873
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	1,303	1,271,128
3.50%, 05/03/26(a)(b)	565	559,318
4.25%, 05/03/46(b)	790	724,826
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	1,470	1,433,812
3.63%, 04/12/27(b)	2,145	2,116,624
4.00%, 09/13/47(b)	735	649,043
4.25%, 04/12/47(a)(b)	310	284,252
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	1,374	1,231,779
2.70%, 05/13/30(a)(b)	1,895	1,762,837
2.95%, 08/08/29(a)(b)	924	877,212
2.95%, 11/12/29(a)(b)	674	637,863
3.10%, 01/08/51(b)	710	529,187
3.35%, 05/13/50(b)	1,109	865,556
3.44%, 11/12/49(a)(b)	555	442,021
3.68%, 08/08/49(a)(b)	1,202	1,003,938
4.25%, 09/12/28(a)(b)	870	868,881
4.60%, 09/12/48(a)(b)	1,013	976,977
Suncor Energy Inc.
3.75%, 03/04/51(a)	1,340	967,101
4.00%, 11/15/47(a)	1,245	953,304
5.95%, 12/01/34	714	741,618
6.50%, 06/15/38	20	21,710
6.80%, 05/15/38	784	856,857
6.85%, 06/01/39	1,236	1,373,178
7.00%, 11/15/28(a)	270	290,145
7.15%, 02/01/32	840	926,054
7.88%, 06/15/26(a)	595	618,725
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(b)	500	434,974
4.00%, 08/15/26(b)	795	776,978
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	685	595,692
3.50%, 10/17/49(a)(b)	1,130	735,075
3.75%, 06/18/50(b)	995	672,471
4.63%, 11/20/28(b)	520	510,557
5.38%, 11/20/48(b)	645	560,948
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	1,971	1,829,691
2.99%, 06/29/41	1,463	1,077,864
3.13%, 05/29/50(a)	3,955	2,698,916
3.39%, 06/29/60	1,011	674,419
3.46%, 02/19/29	2,129	2,054,433
3.46%, 07/12/49	1,600	1,161,046
TotalEnergies Capital SA
3.88%, 10/11/28	1,889	1,856,983
4.72%, 09/10/34(a)	1,165	1,144,211
5.15%, 04/05/34	1,820	1,841,440
5.28%, 09/10/54(a)	1,280	1,225,990
5.43%, 09/10/64	1,815	1,734,302
5.49%, 04/05/54(a)	2,465	2,429,043
5.64%, 04/05/64	1,445	1,434,290

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/27	$1,077	$1,015,007
2.80%, 12/01/31	910	795,182
3.40%, 09/15/26(a)	510	501,509
3.65%, 12/01/51	1,440	1,005,542
4.00%, 04/01/29	752	730,711
4.00%, 06/01/52(a)	1,183	883,716
4.35%, 06/01/28	1,223	1,211,461
4.90%, 03/15/45(a)	608	552,446
5.15%, 02/15/30(a)	325	327,863
6.63%, 06/15/37	2,251	2,440,336
7.50%, 04/15/32(a)	830	944,462
Var Energi ASA
7.50%, 01/15/28(a)(b)	825	876,869
8.00%, 11/15/32(a)(b)	1,480	1,680,833
Woodside Finance Ltd.
3.70%, 09/15/26(a)(b)	950	937,085
3.70%, 03/15/28(a)(b)	1,835	1,774,835
4.50%, 03/04/29(b)	1,721	1,697,048
5.10%, 09/12/34	1,375	1,348,252
5.70%, 09/12/54(a)	1,455	1,396,197
XTO Energy Inc., 6.75%, 08/01/37	542	618,850
		532,973,938
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,900	1,871,333
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	1,317	1,264,936
3.14%, 11/07/29	925	869,500
3.34%, 12/15/27(a)	2,638	2,569,044
4.08%, 12/15/47	2,033	1,661,553
4.49%, 05/01/30(a)	837	832,887
Guara Norte SARL, 5.20%, 06/15/34(b)	268	252,733
Halliburton Co.
2.92%, 03/01/30	1,928	1,773,351
4.50%, 11/15/41(a)	870	771,532
4.75%, 08/01/43	1,418	1,269,648
4.85%, 11/15/35(a)	1,530	1,484,465
5.00%, 11/15/45(a)	2,778	2,543,274
6.70%, 09/15/38(a)	1,177	1,308,213
7.45%, 09/15/39	1,443	1,721,686
NOV Inc.
3.60%, 12/01/29(a)	1,158	1,094,586
3.95%, 12/01/42(a)	1,799	1,377,483
Schlumberger Holdings Corp.
3.90%, 05/17/28(a)(b)	1,522	1,492,340
4.30%, 05/01/29(a)(b)	1,039	1,024,611
5.00%, 05/29/27(b)	650	658,561
5.00%, 11/15/29(a)(b)	650	660,664
Schlumberger Investment SA
2.65%, 06/26/30(a)	1,654	1,506,568
4.50%, 05/15/28	450	451,273
4.85%, 05/15/33	450	448,403
5.00%, 06/01/34	650	650,045
		29,558,689
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26	60	59,299
4.50%, 05/15/28(a)	1,050	1,044,442
5.63%, 05/26/33(a)	735	760,228
Security	Par (000)	Value
Packaging & Containers (continued)
Amcor Flexibles North America Inc.
2.63%, 06/19/30	$1,218	$1,089,172
2.69%, 05/25/31(a)	1,088	958,851
3.10%, 09/15/26	680	663,096
Amcor Group Finance PLC, 5.45%, 05/23/29	960	980,804
AptarGroup Inc., 3.60%, 03/15/32	290	264,940
Berry Global Inc.
1.65%, 01/15/27	885	835,253
4.88%, 07/15/26(b)	859	857,397
5.50%, 04/15/28(a)	950	967,419
5.65%, 01/15/34	840	866,335
5.80%, 06/15/31	850	882,370
CCL Industries Inc.
3.05%, 06/01/30(a)(b)	1,320	1,207,992
3.25%, 10/01/26(b)	715	700,697
Graphic Packaging International LLC, 1.51%, 04/15/26(b)	932	896,364
Packaging Corp. of America
3.00%, 12/15/29(a)	990	917,066
3.05%, 10/01/51	1,065	699,779
3.40%, 12/15/27	1,231	1,193,931
4.05%, 12/15/49	644	506,334
5.70%, 12/01/33	490	507,809
Sealed Air Corp., 1.57%, 10/15/26(b)	1,138	1,080,579
Silgan Holdings Inc., 1.40%, 04/01/26(b)	1,070	1,029,220
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	840	854,974
5.44%, 04/03/34(b)	1,480	1,506,229
5.78%, 04/03/54(a)(b)	1,460	1,480,361
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(b)	310	314,660
Sonoco Products Co.
2.25%, 02/01/27	735	702,047
2.85%, 02/01/32(a)	775	673,692
3.13%, 05/01/30	1,370	1,255,385
4.45%, 09/01/26	220	219,332
4.60%, 09/01/29	410	404,825
5.00%, 09/01/34(a)	1,010	978,921
5.75%, 11/01/40(a)	170	171,056
Stora Enso OYJ, 7.25%, 04/15/36(b)	500	542,127
WestRock MWV LLC
7.95%, 02/15/31	540	618,093
8.20%, 01/15/30(a)	765	875,408
WRKCo Inc.
3.00%, 06/15/33(a)	912	787,641
3.38%, 09/15/27	894	866,767
3.90%, 06/01/28	985	962,289
4.00%, 03/15/28	958	939,784
4.20%, 06/01/32	741	705,546
4.90%, 03/15/29	1,399	1,405,331
		35,233,845
Pharmaceuticals — 4.4%
AbbVie Inc.
2.95%, 11/21/26	5,480	5,353,912
3.20%, 05/14/26	2,996	2,955,505
3.20%, 11/21/29	8,003	7,537,500
4.05%, 11/21/39	5,778	5,116,407
4.25%, 11/14/28(a)	2,652	2,643,713
4.25%, 11/21/49	8,319	7,071,113
4.30%, 05/14/36	1,498	1,410,515
4.40%, 11/06/42	3,679	3,310,963
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.45%, 05/14/46	$2,861	$2,539,010
4.50%, 05/14/35	3,595	3,465,188
4.55%, 03/15/35	2,433	2,356,723
4.63%, 10/01/42	595	549,930
4.65%, 03/15/28	1,735	1,745,646
4.70%, 05/14/45	3,867	3,555,647
4.75%, 03/15/45	1,278	1,186,138
4.80%, 03/15/27(a)	3,295	3,323,232
4.80%, 03/15/29	3,760	3,799,988
4.85%, 06/15/44	1,587	1,496,606
4.88%, 03/15/30	1,725	1,745,807
4.88%, 11/14/48	2,540	2,377,437
4.95%, 03/15/31	3,300	3,352,411
5.05%, 03/15/34	4,385	4,431,694
5.20%, 03/15/35	1,675	1,711,340
5.35%, 03/15/44	980	988,355
5.40%, 03/15/54	4,415	4,443,992
5.50%, 03/15/64	2,245	2,252,674
5.60%, 03/15/55	1,050	1,088,345
Astrazeneca Finance LLC
1.20%, 05/28/26	1,940	1,870,296
1.75%, 05/28/28	1,433	1,320,923
2.25%, 05/28/31(a)	1,275	1,112,560
4.80%, 02/26/27	1,695	1,712,023
4.85%, 02/26/29	2,130	2,158,407
4.88%, 03/03/28	1,810	1,837,465
4.88%, 03/03/33(a)	900	907,181
4.90%, 03/03/30(a)	1,140	1,160,466
4.90%, 02/26/31	1,520	1,544,917
5.00%, 02/26/34	1,670	1,691,238
AstraZeneca PLC
0.70%, 04/08/26	1,742	1,675,457
1.38%, 08/06/30	2,002	1,699,430
2.13%, 08/06/50	1,055	598,263
3.00%, 05/28/51	1,390	951,039
3.13%, 06/12/27(a)	1,355	1,322,405
4.00%, 01/17/29	1,802	1,777,514
4.00%, 09/18/42	1,535	1,323,013
4.38%, 11/16/45	1,339	1,181,748
4.38%, 08/17/48	951	831,835
6.45%, 09/15/37	3,245	3,650,600
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	294	306,585
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)(b)	608	438,720
4.20%, 07/15/34(a)(b)	779	692,645
4.38%, 12/15/28(a)(b)	4,487	4,369,392
4.40%, 07/15/44(b)	1,382	1,061,556
4.63%, 06/25/38(a)(b)	1,517	1,308,668
4.65%, 11/15/43(b)	330	260,447
4.70%, 07/15/64(b)	1,135	832,197
4.88%, 06/25/48(a)(b)	2,950	2,378,743
5.50%, 07/30/35(b)	500	483,188
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	1,585	1,617,049
6.25%, 01/21/29(a)(b)	1,330	1,373,872
6.38%, 11/21/30(b)	2,015	2,106,907
6.50%, 11/21/33(b)	2,165	2,261,227
6.88%, 11/21/53(a)(b)	1,055	1,100,815
Becton Dickinson & Co.
1.96%, 02/11/31	1,617	1,381,152
2.82%, 05/20/30	1,401	1,276,527
Security	Par (000)	Value
Pharmaceuticals (continued)
3.70%, 06/06/27	$2,743	$2,696,772
3.79%, 05/20/50(a)	960	737,312
4.30%, 08/22/32	875	840,379
4.67%, 06/06/47	2,259	1,994,430
4.69%, 02/13/28	1,230	1,234,827
4.69%, 12/15/44	1,506	1,342,393
4.87%, 02/08/29	640	644,877
5.08%, 06/07/29(a)	1,020	1,037,240
5.11%, 02/08/34	225	225,240
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	1,573	1,449,549
1.45%, 11/13/30(a)	2,176	1,842,006
2.35%, 11/13/40	1,198	830,254
2.55%, 11/13/50	2,266	1,365,458
2.95%, 03/15/32	2,445	2,179,806
3.20%, 06/15/26	2,576	2,541,875
3.25%, 02/27/27	670	657,685
3.25%, 08/01/42	840	640,314
3.40%, 07/26/29	3,746	3,583,877
3.45%, 11/15/27(a)	1,020	999,644
3.55%, 03/15/42	1,835	1,464,816
3.70%, 03/15/52	2,967	2,229,851
3.90%, 02/20/28	1,733	1,715,336
3.90%, 03/15/62(a)	1,689	1,252,096
4.13%, 06/15/39	2,950	2,631,359
4.25%, 10/26/49	5,402	4,513,239
4.35%, 11/15/47	1,824	1,558,217
4.50%, 03/01/44	315	281,879
4.55%, 02/20/48	1,862	1,634,364
4.63%, 05/15/44	1,120	1,016,968
4.90%, 02/22/27	1,145	1,157,975
4.90%, 02/22/29	2,310	2,345,433
5.00%, 08/15/45	1,080	1,028,887
5.10%, 02/22/31	1,765	1,805,174
5.20%, 02/22/34(a)	3,665	3,735,642
5.50%, 02/22/44	730	738,558
5.55%, 02/22/54	3,620	3,635,552
5.65%, 02/22/64	2,460	2,467,907
5.75%, 02/01/31	1,355	1,431,352
5.88%, 11/15/36(a)	497	533,550
5.90%, 11/15/33	1,490	1,591,817
6.25%, 11/15/53	1,770	1,944,832
6.40%, 11/15/63	1,595	1,769,487
6.80%, 11/15/26	840	873,744
Cardinal Health Inc.
3.41%, 06/15/27	1,576	1,536,848
4.37%, 06/15/47(a)	877	733,991
4.50%, 11/15/44	622	534,924
4.60%, 03/15/43(a)	625	549,323
4.70%, 11/15/26	640	641,901
4.90%, 09/15/45	749	679,256
5.00%, 11/15/29	700	705,994
5.13%, 02/15/29(a)	1,125	1,141,229
5.35%, 11/15/34	830	837,565
5.45%, 02/15/34	560	569,584
5.75%, 11/15/54	835	837,666
Cencora Inc.
2.70%, 03/15/31	1,685	1,496,877
2.80%, 05/15/30(a)	985	897,767
3.45%, 12/15/27	1,323	1,284,059
4.25%, 03/01/45	905	762,701

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.30%, 12/15/47(a)	$902	$760,310
4.63%, 12/15/27(a)	360	360,642
4.85%, 12/15/29	655	657,842
5.13%, 02/15/34	375	375,275
5.15%, 02/15/35	255	254,805
CVS Health Corp.
1.30%, 08/21/27	3,334	3,064,498
1.75%, 08/21/30	1,780	1,504,297
1.88%, 02/28/31	2,070	1,723,284
2.13%, 09/15/31	1,590	1,323,154
2.70%, 08/21/40	90	61,850
2.88%, 06/01/26	2,369	2,317,406
3.00%, 08/15/26(a)	1,269	1,240,418
3.25%, 08/15/29	2,727	2,544,733
3.63%, 04/01/27(a)	1,211	1,186,153
3.75%, 04/01/30	2,354	2,220,194
4.13%, 04/01/40	1,206	990,074
4.25%, 04/01/50	915	700,568
4.30%, 03/25/28	7,386	7,273,580
4.78%, 03/25/38	7,211	6,542,331
4.88%, 07/20/35	833	787,430
5.00%, 01/30/29	1,965	1,974,082
5.05%, 03/25/48	11,174	9,689,924
5.13%, 02/21/30	2,380	2,390,240
5.13%, 07/20/45	5,268	4,657,500
5.25%, 01/30/31	1,175	1,183,886
5.25%, 02/21/33	2,495	2,471,582
5.30%, 06/01/33	1,850	1,837,027
5.30%, 12/05/43	545	497,789
5.40%, 06/01/29	1,765	1,796,903
5.55%, 06/01/31	1,555	1,588,461
5.63%, 02/21/53(a)	1,785	1,664,755
5.70%, 06/01/34(a)	1,827	1,864,814
5.88%, 06/01/53	2,005	1,931,754
6.00%, 06/01/44	1,385	1,375,497
6.00%, 06/01/63(a)	1,215	1,168,110
6.05%, 06/01/54(a)	1,575	1,554,733
6.13%, 09/15/39	788	808,316
6.25%, 06/01/27	675	695,870
Eli Lilly & Co.
2.25%, 05/15/50	2,003	1,176,082
2.50%, 09/15/60(a)	1,392	785,588
3.10%, 05/15/27(a)	996	973,125
3.38%, 03/15/29	1,768	1,707,677
3.70%, 03/01/45	640	522,079
3.95%, 05/15/47	326	272,541
3.95%, 03/15/49	1,450	1,190,208
4.15%, 08/14/27	1,250	1,249,319
4.15%, 03/15/59	905	741,182
4.20%, 08/14/29	1,450	1,439,709
4.50%, 02/09/27(a)	1,480	1,489,273
4.50%, 02/09/29	1,725	1,737,489
4.55%, 02/12/28(a)	1,000	1,007,559
4.60%, 08/14/34	1,820	1,793,731
4.70%, 02/27/33	1,345	1,348,668
4.70%, 02/09/34	2,210	2,190,578
4.75%, 02/12/30	1,000	1,013,056
4.88%, 02/27/53	1,912	1,794,113
4.90%, 02/12/32	1,000	1,015,804
4.95%, 02/27/63	1,475	1,376,661
5.00%, 02/09/54	2,155	2,062,249
Security	Par (000)	Value
Pharmaceuticals (continued)
5.05%, 08/14/54	$1,675	$1,611,223
5.10%, 02/12/35	1,000	1,022,118
5.10%, 02/09/64	2,000	1,906,212
5.20%, 08/14/64	950	921,456
5.50%, 03/15/27	490	503,173
5.50%, 02/12/55(a)	1,135	1,171,412
5.55%, 03/15/37	315	334,121
5.60%, 02/12/65	1,320	1,366,887
5.95%, 11/15/37	660	715,597
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	3,129	3,088,314
4.20%, 03/18/43(a)	920	805,480
5.38%, 04/15/34(a)	850	886,577
6.38%, 05/15/38	3,993	4,450,811
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	1,364	1,308,418
Johnson & Johnson
0.95%, 09/01/27	2,481	2,295,762
1.30%, 09/01/30	2,431	2,079,131
2.10%, 09/01/40	1,520	1,053,285
2.25%, 09/01/50	1,375	817,565
2.45%, 09/01/60	1,723	971,890
2.90%, 01/15/28(a)	1,795	1,736,540
2.95%, 03/03/27	1,628	1,591,077
3.40%, 01/15/38	1,761	1,515,925
3.50%, 01/15/48	1,194	933,217
3.55%, 03/01/36	1,931	1,731,724
3.63%, 03/03/37	1,272	1,135,361
3.70%, 03/01/46	2,701	2,207,597
3.75%, 03/03/47	1,568	1,278,594
4.38%, 12/05/33(a)	1,267	1,255,684
4.50%, 03/01/27	1,125	1,131,675
4.50%, 09/01/40(a)	875	842,033
4.50%, 12/05/43(a)	810	763,249
4.55%, 03/01/28	845	852,204
4.70%, 03/01/30	1,125	1,141,578
4.80%, 06/01/29(a)	1,525	1,556,782
4.85%, 03/01/32	1,125	1,144,394
4.85%, 05/15/41	424	419,845
4.90%, 06/01/31	1,580	1,617,589
4.95%, 05/15/33(a)	776	799,931
4.95%, 06/01/34(a)	1,265	1,296,247
5.00%, 03/01/35	1,125	1,149,668
5.25%, 06/01/54	1,225	1,244,830
5.85%, 07/15/38(a)	951	1,041,629
5.95%, 08/15/37	1,347	1,487,889
6.95%, 09/01/29(a)	750	834,148
McKesson Corp.
1.30%, 08/15/26	935	895,245
3.95%, 02/16/28	932	921,465
4.25%, 09/15/29(a)	540	534,110
4.88%, 03/15/44(a)	657	601,437
4.90%, 07/15/28	520	527,911
5.10%, 07/15/33(a)	710	721,512
Mead Johnson Nutrition Co.
4.60%, 06/01/44	630	569,628
5.90%, 11/01/39(a)	415	442,768
Merck & Co. Inc.
1.45%, 06/24/30	1,095	938,515
1.70%, 06/10/27	2,684	2,540,316
1.90%, 12/10/28	1,772	1,622,667
2.15%, 12/10/31(a)	3,120	2,676,491
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.35%, 06/24/40(a)	$1,203	$850,734
2.45%, 06/24/50	1,921	1,162,883
2.75%, 12/10/51	2,993	1,897,612
2.90%, 12/10/61(a)	2,280	1,367,927
3.40%, 03/07/29	2,778	2,678,435
3.60%, 09/15/42(a)	752	606,424
3.70%, 02/10/45	2,901	2,327,328
3.90%, 03/07/39	1,676	1,466,486
4.00%, 03/07/49	2,232	1,826,338
4.05%, 05/17/28	750	747,460
4.15%, 05/18/43	1,879	1,624,276
4.30%, 05/17/30(a)	1,560	1,547,438
4.50%, 05/17/33(a)	1,480	1,455,738
4.90%, 05/17/44	1,130	1,077,204
5.00%, 05/17/53(a)	2,125	2,010,574
5.15%, 05/17/63	1,455	1,378,986
6.50%, 12/01/33	1,070	1,202,461
6.55%, 09/15/37(a)	520	595,368
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	373	402,710
5.85%, 06/30/39	450	481,330
5.95%, 12/01/28	1,060	1,118,655
6.40%, 03/01/28(a)	1,225	1,295,032
Mylan Inc.
4.55%, 04/15/28	1,644	1,626,079
5.20%, 04/15/48	1,133	944,778
5.40%, 11/29/43	746	659,422
Novartis Capital Corp.
2.00%, 02/14/27	1,956	1,877,737
2.20%, 08/14/30	2,819	2,511,834
2.75%, 08/14/50(a)	2,076	1,373,567
3.10%, 05/17/27	1,665	1,627,652
3.70%, 09/21/42	1,093	912,978
3.80%, 09/18/29	1,575	1,539,826
4.00%, 09/18/31	1,030	1,000,990
4.00%, 11/20/45	1,393	1,187,152
4.20%, 09/18/34	1,130	1,078,046
4.40%, 05/06/44	3,022	2,729,589
4.70%, 09/18/54	570	522,380
Pfizer Inc.
1.70%, 05/28/30	1,590	1,381,973
1.75%, 08/18/31	1,573	1,331,724
2.55%, 05/28/40	1,441	1,036,597
2.63%, 04/01/30	1,898	1,734,225
2.70%, 05/28/50(a)	1,999	1,267,487
2.75%, 06/03/26(a)	1,862	1,828,774
3.00%, 12/15/26	2,422	2,370,027
3.45%, 03/15/29	2,893	2,793,875
3.60%, 09/15/28(a)	1,653	1,617,950
3.90%, 03/15/39	1,448	1,265,288
4.00%, 12/15/36(a)	1,414	1,297,990
4.00%, 03/15/49	1,939	1,573,017
4.10%, 09/15/38	1,268	1,141,973
4.13%, 12/15/46	1,819	1,520,482
4.20%, 09/15/48	1,541	1,296,301
4.30%, 06/15/43	1,226	1,081,125
4.40%, 05/15/44(a)	1,368	1,216,788
5.60%, 09/15/40	762	788,619
7.20%, 03/15/39	3,330	3,977,549
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	4,140	4,145,127
Security	Par (000)	Value
Pharmaceuticals (continued)
4.45%, 05/19/28	$5,650	$5,657,414
4.65%, 05/19/30	4,365	4,382,772
4.75%, 05/19/33	7,150	7,082,226
5.11%, 05/19/43	4,015	3,878,645
5.30%, 05/19/53	8,660	8,373,481
5.34%, 05/19/63	5,840	5,572,385
PRA Health Sciences Inc., 2.88%, 07/15/26(b)	295	285,643
Sanofi SA, 3.63%, 06/19/28	1,851	1,813,245
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	563	553,389
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	3,485	3,072,292
3.03%, 07/09/40	2,375	1,794,185
3.18%, 07/09/50	3,055	2,066,481
3.38%, 07/09/60(a)	1,326	876,594
5.00%, 11/26/28	2,973	3,012,809
5.30%, 07/05/34	1,130	1,150,358
5.65%, 07/05/44	905	922,495
5.65%, 07/05/54(a)	1,030	1,032,357
5.80%, 07/05/64(a)	675	675,201
Utah Acquisition Sub Inc.
3.95%, 06/15/26	2,526	2,498,931
5.25%, 06/15/46	1,336	1,123,924
Viatris Inc.
2.30%, 06/22/27	1,473	1,389,017
2.70%, 06/22/30	1,798	1,587,787
3.85%, 06/22/40	2,346	1,789,299
4.00%, 06/22/50	2,893	1,991,061
Wyeth LLC
5.95%, 04/01/37	2,506	2,673,785
6.00%, 02/15/36	980	1,059,027
6.50%, 02/01/34	1,148	1,276,201
Zoetis Inc.
2.00%, 05/15/30	864	758,456
3.00%, 09/12/27(a)	1,544	1,490,882
3.00%, 05/15/50	856	575,671
3.90%, 08/20/28	1,184	1,160,604
3.95%, 09/12/47	597	484,131
4.45%, 08/20/48(a)	469	405,623
4.70%, 02/01/43	2,066	1,901,861
5.60%, 11/16/32	1,040	1,090,429
		550,574,585
Pipelines — 3.6%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	785	746,268
4.60%, 11/02/47(b)	2,915	2,616,795
Boardwalk Pipelines LP
3.40%, 02/15/31	870	792,896
3.60%, 09/01/32	900	806,200
4.45%, 07/15/27	1,083	1,074,873
4.80%, 05/03/29	1,075	1,077,337
5.63%, 08/01/34	970	982,163
5.95%, 06/01/26	1,021	1,033,528
Cameron LNG LLC
2.90%, 07/15/31(b)	1,455	1,291,282
3.30%, 01/15/35(b)	1,330	1,123,150
3.40%, 01/15/38(a)(b)	935	788,349
3.70%, 01/15/39(b)	1,465	1,216,980
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,000	811,524
3.70%, 11/15/29	1,556	1,479,748

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.13%, 06/30/27	$2,134	$2,152,003
Cheniere Energy Inc.
4.63%, 10/15/28	935	923,944
5.65%, 04/15/34	2,280	2,319,025
Cheniere Energy Partners LP
3.25%, 01/31/32	1,973	1,740,126
4.00%, 03/01/31	2,230	2,099,309
4.50%, 10/01/29	2,275	2,232,855
5.75%, 08/15/34	1,770	1,811,789
5.95%, 06/30/33	1,866	1,937,691
Colonial Enterprises Inc., 3.25%, 05/15/30(b)	1,267	1,171,756
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	150	125,227
4.25%, 04/15/48(a)(b)	1,200	967,673
6.38%, 08/01/37(b)	10	10,363
7.63%, 04/15/32(b)	205	235,736
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(b)	611	606,092
Columbia Pipeline Group Inc., 5.80%, 06/01/45	870	860,612
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/31(a)(b)	485	483,089
5.68%, 01/15/34(b)	240	241,606
6.04%, 08/15/28(b)	1,610	1,668,622
6.06%, 08/15/26(b)	710	721,780
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	600	583,414
5.93%, 08/15/30(a)(b)	980	1,021,780
6.04%, 11/15/33(a)(b)	2,140	2,235,235
6.50%, 08/15/43(a)(b)	880	937,251
6.54%, 11/15/53(a)(b)	1,925	2,084,555
6.71%, 08/15/63(b)	700	771,041
DCP Midstream Operating LP
3.25%, 02/15/32	980	857,091
5.13%, 05/15/29	995	1,001,876
5.60%, 04/01/44(a)	945	898,924
5.63%, 07/15/27	1,250	1,274,915
6.45%, 11/03/36(a)(b)	540	568,706
6.75%, 09/15/37(a)(b)	865	938,251
8.13%, 08/16/30	415	476,373
DT Midstream Inc.
4.30%, 04/15/32(b)	1,025	953,780
5.80%, 12/15/34(a)(b)	25	25,439
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,295	1,269,325
5.80%, 01/15/35	550	570,953
6.20%, 01/15/55(a)	250	266,102
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	1,044	970,312
3.90%, 11/15/49(a)	501	376,200
4.60%, 12/15/44(a)	684	596,070
4.80%, 11/01/43	537	488,572
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)(b)	481	425,262
4.39%, 11/30/46(a)(b)	845	678,607
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	525	467,615
8.38%, 06/15/32	535	628,635
Enbridge Energy Partners LP
5.50%, 09/15/40	919	901,178
7.38%, 10/15/45	932	1,082,530
Series B, 7.50%, 04/15/38(a)	760	877,611
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26	$662	$632,160
2.50%, 08/01/33(a)	1,690	1,384,296
3.13%, 11/15/29(a)	1,745	1,622,818
3.40%, 08/01/51	1,575	1,080,605
3.70%, 07/15/27	1,490	1,460,851
4.00%, 11/15/49	860	671,715
4.25%, 12/01/26	1,114	1,108,190
4.50%, 06/10/44	809	684,542
5.25%, 04/05/27(a)	680	688,854
5.30%, 04/05/29	1,330	1,352,970
5.50%, 12/01/46	1,071	1,051,873
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(a)(d)	1,130	1,102,722
5.63%, 04/05/34(a)	2,785	2,848,151
5.70%, 03/08/33	4,040	4,156,660
5.90%, 11/15/26	1,385	1,413,927
5.95%, 04/05/54(a)	1,210	1,228,297
6.00%, 11/15/28	1,555	1,621,087
6.20%, 11/15/30	1,280	1,355,575
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(d)	1,141	1,133,787
6.70%, 11/15/53(a)	1,860	2,059,478
7.20%, 06/27/54, (5-year CMT + 2.970%)(d)	1,010	1,039,889
7.38%, 03/15/55, (5-year CMT + 3.122%)(d)	50	51,770
7.38%, 01/15/83, (5-year CMT + 3.708%)(d)	500	511,420
7.63%, 01/15/83, (5-year CMT + 4.418%)(a)(d)	90	94,294
8.25%, 01/15/84, (5-year CMT + 3.785%)(a)(d)	550	580,981
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(d)	1,635	1,812,227
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.152%)(a)(d)	852	847,322
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(a)(d)	1,193	1,163,043
Energy Transfer LP
3.75%, 05/15/30	2,140	2,023,732
3.90%, 07/15/26	934	924,559
4.00%, 10/01/27	1,329	1,306,363
4.15%, 09/15/29	923	897,437
4.20%, 04/15/27(a)	872	864,369
4.40%, 03/15/27(a)	1,232	1,226,707
4.90%, 03/15/35	978	936,571
4.95%, 05/15/28	1,257	1,265,927
4.95%, 06/15/28	1,775	1,787,562
4.95%, 01/15/43(a)	564	499,992
5.00%, 05/15/44	765	680,124
5.00%, 05/15/50	2,875	2,507,401
5.15%, 02/01/43	668	606,362
5.15%, 03/15/45	1,490	1,339,535
5.25%, 04/15/29	2,315	2,349,428
5.25%, 07/01/29(a)	755	766,414
5.30%, 04/01/44	1,038	958,847
5.30%, 04/15/47	1,328	1,203,188
5.35%, 05/15/45	1,211	1,120,708
5.40%, 10/01/47	2,266	2,094,258
5.50%, 06/01/27(a)	1,528	1,551,541
5.55%, 02/15/28	1,235	1,264,194
5.55%, 05/15/34	1,770	1,786,283
5.60%, 09/01/34(a)	1,815	1,841,492
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.63%, 05/01/27(b)	$405	$405,071
5.75%, 02/15/33	2,170	2,233,669
5.95%, 10/01/43	692	691,699
5.95%, 05/15/54	2,548	2,516,753
6.00%, 02/01/29(a)(b)	1,035	1,054,670
6.00%, 06/15/48	1,455	1,446,493
6.05%, 12/01/26	1,590	1,626,859
6.05%, 06/01/41	1,022	1,035,064
6.05%, 09/01/54	1,820	1,816,113
6.10%, 12/01/28	770	804,614
6.10%, 02/15/42	362	367,130
6.13%, 12/15/45	1,435	1,451,111
6.25%, 04/15/49	2,526	2,585,455
6.40%, 12/01/30	1,610	1,717,117
6.50%, 02/01/42	1,470	1,554,537
6.55%, 12/01/33	2,315	2,501,179
6.63%, 10/15/36	640	694,865
6.85%, 02/15/40(a)	170	187,045
7.38%, 02/01/31(b)	985	1,038,540
7.50%, 07/01/38	690	796,337
8.25%, 11/15/29	564	637,490
Series 20Y, 5.80%, 06/15/38	690	699,796
EnLink Midstream LLC
5.38%, 06/01/29	390	395,464
5.63%, 01/15/28(b)	150	152,600
5.65%, 09/01/34	710	717,029
6.50%, 09/01/30(a)(b)	800	849,974
EnLink Midstream Partners LP
4.85%, 07/15/26	420	420,004
5.05%, 04/01/45	420	371,767
5.45%, 06/01/47(a)	610	565,207
5.60%, 04/01/44	720	679,762
Enterprise Products Operating LLC
2.80%, 01/31/30(a)	1,923	1,772,165
3.13%, 07/31/29	1,994	1,881,945
3.20%, 02/15/52(a)	1,609	1,086,548
3.30%, 02/15/53	1,522	1,042,958
3.70%, 01/31/51	1,586	1,178,342
3.95%, 02/15/27	1,165	1,156,433
3.95%, 01/31/60(a)	1,436	1,069,836
4.15%, 10/16/28	2,072	2,048,596
4.20%, 01/31/50	1,979	1,613,600
4.25%, 02/15/48	1,827	1,516,153
4.45%, 02/15/43	1,669	1,461,034
4.60%, 01/11/27	1,070	1,074,259
4.80%, 02/01/49	1,930	1,725,149
4.85%, 01/31/34(a)	1,470	1,452,964
4.85%, 08/15/42	1,070	991,419
4.85%, 03/15/44	2,006	1,843,012
4.90%, 05/15/46	1,135	1,038,090
4.95%, 02/15/35	1,590	1,578,083
4.95%, 10/15/54	707	640,328
5.10%, 02/15/45	1,751	1,649,368
5.35%, 01/31/33	1,490	1,529,003
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(d)	868	850,678
5.55%, 02/16/55(a)	1,260	1,249,934
5.70%, 02/15/42	927	950,446
5.95%, 02/01/41	850	894,896
6.13%, 10/15/39	1,072	1,152,158
6.45%, 09/01/40(a)	790	873,516
Security	Par (000)	Value
Pipelines (continued)
7.55%, 04/15/38	$675	$808,841
Series D, 6.88%, 03/01/33	782	877,108
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(d)	1,236	1,216,365
Series H, 6.65%, 10/15/34	545	608,543
Series J, 5.75%, 03/01/35	365	381,601
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	384	368,472
Flex Intermediate Holdco LLC
3.36%, 06/30/31(b)	1,300	1,136,707
4.32%, 12/30/39(b)	920	724,494
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	817	746,818
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	1,040	877,562
2.55%, 07/01/30(a)(b)	980	873,376
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	121	116,244
2.16%, 03/31/34(a)(b)	2,416	2,118,609
2.63%, 03/31/36(b)	200	167,372
2.94%, 09/30/40(b)	346	282,033
3.25%, 09/30/40(b)	1,610	1,249,463
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	442	434,944
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	830	797,066
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(b)	2,000	2,028,466
6.10%, 08/23/42(b)	2,000	2,000,980
6.13%, 02/23/38(a)(b)	1,055	1,089,332
6.51%, 02/23/42(b)	1,040	1,084,586
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	504	471,757
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	804	699,803
5.00%, 08/15/42	908	821,647
5.00%, 03/01/43	1,120	1,012,135
5.40%, 09/01/44	825	777,169
5.50%, 03/01/44	1,163	1,111,118
5.63%, 09/01/41	629	610,723
5.80%, 03/15/35(a)	840	865,454
6.38%, 03/01/41	930	979,468
6.50%, 02/01/37	778	838,746
6.50%, 09/01/39	907	971,005
6.55%, 09/15/40	619	662,259
6.95%, 01/15/38(a)	1,560	1,731,507
7.30%, 08/15/33	715	804,886
7.40%, 03/15/31	439	492,803
7.50%, 11/15/40	686	795,305
7.75%, 03/15/32	572	649,242
Kinder Morgan Inc.
1.75%, 11/15/26	320	305,483
2.00%, 02/15/31	1,280	1,094,215
3.25%, 08/01/50(a)	810	534,732
3.60%, 02/15/51	1,606	1,127,267
4.30%, 03/01/28(a)	1,772	1,757,772
4.80%, 02/01/33	1,388	1,345,014
5.00%, 02/01/29	1,945	1,960,427
5.05%, 02/15/46	661	592,424
5.10%, 08/01/29	970	981,475
5.20%, 06/01/33	1,605	1,595,074
5.20%, 03/01/48	1,051	956,681
5.30%, 12/01/34	1,347	1,337,319
5.40%, 02/01/34(a)	1,325	1,330,256

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.45%, 08/01/52	$1,160	$1,087,785
5.55%, 06/01/45	2,548	2,444,192
5.95%, 08/01/54(a)	840	840,460
7.75%, 01/15/32	1,421	1,627,293
7.80%, 08/01/31(a)	863	987,868
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(a)(b)	710	707,354
MPLX LP
2.65%, 08/15/30	2,470	2,201,522
4.00%, 03/15/28(a)	2,082	2,041,800
4.13%, 03/01/27	1,932	1,913,449
4.25%, 12/01/27	1,467	1,451,785
4.50%, 04/15/38	2,767	2,456,633
4.70%, 04/15/48	2,265	1,896,455
4.80%, 02/15/29	1,596	1,596,633
4.90%, 04/15/58	653	545,646
4.95%, 09/01/32(a)	1,420	1,396,972
4.95%, 03/14/52	2,278	1,961,050
5.00%, 03/01/33	1,530	1,502,098
5.20%, 03/01/47	1,481	1,330,817
5.20%, 12/01/47	841	762,663
5.50%, 06/01/34	2,002	2,009,560
5.50%, 02/15/49	2,170	2,036,707
5.65%, 03/01/53	695	663,106
NGPL PipeCo LLC
3.25%, 07/15/31(b)	805	707,396
4.88%, 08/15/27(b)	1,441	1,437,014
7.77%, 12/15/37(b)	692	790,237
Northern Natural Gas Co.
3.40%, 10/16/51(a)(b)	895	610,539
4.10%, 09/15/42(b)	350	287,170
4.30%, 01/15/49(b)	1,045	860,240
5.63%, 02/01/54(a)(b)	785	784,410
Northwest Pipeline LLC, 4.00%, 04/01/27	785	774,395
ONEOK Inc.
3.10%, 03/15/30	1,330	1,225,738
3.25%, 06/01/30(a)	675	624,478
3.40%, 09/01/29	1,086	1,024,496
3.95%, 03/01/50	1,260	935,649
4.00%, 07/13/27	885	874,469
4.20%, 12/01/42(a)	286	225,460
4.20%, 03/15/45(a)	385	298,548
4.20%, 10/03/47	885	695,024
4.25%, 09/24/27	65	64,373
4.25%, 09/15/46	865	686,440
4.35%, 03/15/29	1,219	1,201,532
4.40%, 10/15/29	395	387,637
4.45%, 09/01/49	810	654,776
4.50%, 03/15/50	805	653,123
4.55%, 07/15/28	1,444	1,437,533
4.75%, 10/15/31	385	378,755
4.85%, 02/01/49	735	625,113
4.95%, 07/13/47	949	830,377
5.05%, 11/01/34(a)	2,165	2,111,951
5.15%, 10/15/43	706	649,420
5.20%, 07/15/48	1,419	1,289,679
5.55%, 11/01/26	1,405	1,424,651
5.65%, 11/01/28	1,314	1,353,601
5.70%, 11/01/54	1,875	1,805,718
5.80%, 11/01/30	910	948,255
5.85%, 11/01/64	1,020	980,389
Security	Par (000)	Value
Pipelines (continued)
6.00%, 06/15/35	$780	$817,410
6.05%, 09/01/33	2,230	2,337,164
6.10%, 11/15/32	1,310	1,382,618
6.35%, 01/15/31	956	1,018,868
6.40%, 05/01/37(a)	440	466,837
6.63%, 09/01/53(a)	2,605	2,805,056
7.15%, 01/15/51	544	609,918
ONEOK Partners LP
6.13%, 02/01/41	794	816,912
6.20%, 09/15/43	390	402,084
6.65%, 10/01/36	1,034	1,124,640
6.85%, 10/15/37	740	814,232
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	323	337,233
Plains All American Pipeline LP, 5.95%, 06/15/35	755	777,930
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	1,777	1,679,953
3.80%, 09/15/30	1,420	1,337,365
4.30%, 01/31/43	619	508,571
4.50%, 12/15/26	1,315	1,313,743
4.70%, 06/15/44	744	639,924
4.90%, 02/15/45	894	784,945
5.15%, 06/01/42	977	894,700
5.70%, 09/15/34	830	846,942
6.65%, 01/15/37	865	933,189
QazaqGaz NC JSC, 4.38%, 09/26/27(b)	455	437,852
Sabal Trail Transmission LLC
4.25%, 05/01/28(a)(b)	1,350	1,325,693
4.68%, 05/01/38(a)(b)	827	749,251
4.83%, 05/01/48(b)	655	550,404
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	2,726	2,691,014
4.50%, 05/15/30	3,101	3,055,314
5.00%, 03/15/27	2,190	2,200,990
5.88%, 06/30/26	2,358	2,381,910
5.90%, 09/15/37	860	886,308
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(a)(b)	672	568,817
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	405	405,334
5.03%, 10/01/29(b)	580	576,855
5.58%, 10/01/34(b)	1,960	1,929,928
6.18%, 10/01/54(b)	795	778,595
Southern Natural Gas Co. LLC
4.80%, 03/15/47(b)	1,178	1,015,789
8.00%, 03/01/32	447	512,292
Spectra Energy Partners LP
3.38%, 10/15/26	1,120	1,099,432
4.50%, 03/15/45	1,014	853,554
5.95%, 09/25/43	648	654,194
Targa Resources Corp.
4.20%, 02/01/33	1,480	1,371,969
4.95%, 04/15/52	1,335	1,144,579
5.20%, 07/01/27	1,605	1,622,184
5.50%, 02/15/35	915	918,202
5.55%, 08/15/35	1,325	1,330,611
6.13%, 03/15/33	1,010	1,058,566
6.13%, 05/15/55	930	941,884
6.15%, 03/01/29	1,040	1,089,293
6.25%, 07/01/52	813	839,476
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.50%, 03/30/34	$1,130	$1,214,851
6.50%, 02/15/53	1,370	1,459,529
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	1,557	1,440,505
4.88%, 02/01/31(a)	1,696	1,664,994
5.00%, 01/15/28	963	963,814
5.50%, 03/01/30	1,459	1,476,083
6.50%, 07/15/27	1,433	1,441,533
6.88%, 01/15/29	670	686,095
TC PipeLines LP, 3.90%, 05/25/27	1,321	1,299,763
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	1,616	1,472,820
7.00%, 03/15/27	525	548,738
7.00%, 10/15/28	1,428	1,527,317
7.63%, 04/01/37(a)	315	368,359
Texas Eastern Transmission LP
3.50%, 01/15/28(a)(b)	860	835,394
4.15%, 01/15/48(b)	750	596,934
7.00%, 07/15/32	730	810,492
TMS Issuer Sarl, 5.78%, 08/23/32(b)	1,060	1,092,490
TransCanada PipeLines Ltd.
2.50%, 10/12/31	235	203,932
4.10%, 04/15/30	2,046	1,967,464
4.25%, 05/15/28	2,080	2,051,934
4.63%, 03/01/34	1,885	1,796,857
4.88%, 05/15/48(a)	105	95,469
5.00%, 10/16/43	600	554,743
5.10%, 03/15/49(a)	1,200	1,129,431
5.60%, 03/31/34(a)	610	620,592
5.85%, 03/15/36(a)	854	883,473
6.10%, 06/01/40	1,245	1,300,047
6.20%, 10/15/37	1,545	1,623,903
7.25%, 08/15/38	1,015	1,165,529
7.63%, 01/15/39	1,825	2,147,480
Transcanada Trust
5.30%, 03/15/77(d)	1,647	1,605,498
5.50%, 09/15/79, (1-day SOFR + 4.416%)(d)	1,084	1,045,773
5.60%, 03/07/82, (5-year CMT + 3.986%)(a)(d)	1,020	953,780
Series 16-A, 5.88%, 08/15/76(a)(d)	945	938,498
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	1,201	1,113,103
3.95%, 05/15/50	830	643,371
4.00%, 03/15/28	1,003	983,719
4.45%, 08/01/42	751	645,983
4.60%, 03/15/48	951	822,454
5.40%, 08/15/41	690	673,253
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	545	543,825
Valero Energy Partners LP, 4.50%, 03/15/28(a)	1,019	1,016,370
Western Midstream Operating LP
4.05%, 02/01/30	1,395	1,328,938
4.50%, 03/01/28	720	713,308
4.65%, 07/01/26	380	379,641
4.75%, 08/15/28	1,165	1,159,713
5.25%, 02/01/50	1,545	1,363,251
5.30%, 03/01/48	1,130	995,589
5.45%, 11/15/34	725	716,922
5.45%, 04/01/44	955	870,484
5.50%, 08/15/48	605	542,355
Security	Par (000)	Value
Pipelines (continued)
6.15%, 04/01/33	$625	$648,428
6.35%, 01/15/29	535	559,277
Whistler Pipeline LLC
5.40%, 09/30/29(b)	85	85,680
5.70%, 09/30/31(b)	87	88,374
5.95%, 09/30/34(b)	1,160	1,190,565
Williams Companies Inc. (The)
2.60%, 03/15/31	2,005	1,758,193
3.50%, 11/15/30(a)	1,582	1,477,054
3.50%, 10/15/51	960	673,950
3.75%, 06/15/27	2,372	2,326,650
4.65%, 08/15/32	1,425	1,380,976
4.80%, 11/15/29	625	625,059
4.85%, 03/01/48	1,336	1,173,533
4.90%, 03/15/29	1,275	1,280,701
4.90%, 01/15/45	787	706,326
5.10%, 09/15/45	1,454	1,334,983
5.15%, 03/15/34	1,910	1,895,327
5.30%, 08/15/28(a)	1,895	1,932,876
5.30%, 08/15/52(a)	1,095	1,028,168
5.40%, 03/02/26	420	423,155
5.40%, 03/04/44	841	809,385
5.60%, 03/15/35	770	789,530
5.65%, 03/15/33	1,145	1,179,207
5.75%, 06/24/44	455	456,581
5.80%, 11/15/43	650	652,529
5.80%, 11/15/54(a)	835	838,238
6.00%, 03/15/55	765	785,249
6.30%, 04/15/40	1,812	1,926,909
7.75%, 06/15/31	607	686,499
8.75%, 03/15/32	598	717,045
Series A, 7.50%, 01/15/31	622	695,657
		447,840,422
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	974	875,253
4.40%, 05/27/26(b)	923	919,364
4.87%, 02/15/29(a)(b)	1,220	1,231,633
5.00%, 03/15/48(a)(b)	610	555,312
Brookfield Finance Inc., 5.81%, 03/03/55	500	503,406
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	740	733,150
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	883	839,659
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	1,313	1,307,463
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,333	1,246,106
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	1,158	1,111,266
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)(b)	840	610,396
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	1,895	1,340,533
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	760	511,499
		11,785,040
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33(a)	200	226,588
CBRE Services Inc.
2.50%, 04/01/31(a)	1,117	967,958

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
5.50%, 04/01/29	$690	$707,607
5.95%, 08/15/34	1,015	1,062,229
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(b)	280	242,123
CoStar Group Inc., 2.80%, 07/15/30(a)(b)	1,705	1,519,362
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(b)	1,259	1,233,961
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	600	625,250
Jones Lang LaSalle Inc., 6.88%, 12/01/28	255	272,640
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32(b)	385	332,100
3.95%, 01/24/29(b)	290	282,748
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31(b)	1,090	932,207
3.88%, 03/20/27(b)	760	746,762
4.13%, 02/01/29(a)(b)	1,210	1,181,168
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	25	28,072
		10,360,775
Real Estate Investment Trusts — 3.2%
Agree LP
2.00%, 06/15/28	775	713,053
2.60%, 06/15/33	440	362,618
2.90%, 10/01/30(a)	275	247,973
4.80%, 10/01/32	420	411,590
5.63%, 06/15/34(a)	290	297,414
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	1,406	1,108,999
2.00%, 05/18/32	1,560	1,276,314
2.75%, 12/15/29(a)	705	643,458
2.95%, 03/15/34	1,090	918,079
3.00%, 05/18/51(a)	1,252	795,451
3.38%, 08/15/31	1,147	1,050,213
3.55%, 03/15/52	1,425	1,006,831
3.80%, 04/15/26	811	804,147
3.95%, 01/15/27	630	623,061
3.95%, 01/15/28(a)	765	752,141
4.00%, 02/01/50	1,048	810,340
4.50%, 07/30/29	572	565,827
4.70%, 07/01/30	731	722,675
4.75%, 04/15/35	648	622,635
4.85%, 04/15/49	483	428,274
4.90%, 12/15/30(a)	972	974,832
5.15%, 04/15/53	740	681,219
5.25%, 05/15/36	440	437,597
5.50%, 10/01/35	700	711,567
5.63%, 05/15/54(a)	895	878,309
American Assets Trust LP
3.38%, 02/01/31	839	743,406
6.15%, 10/01/34	685	688,501
American Homes 4 Rent LP
2.38%, 07/15/31	811	698,052
3.38%, 07/15/51	555	380,439
3.63%, 04/15/32(a)	845	772,840
4.25%, 02/15/28	865	854,142
4.30%, 04/15/52	210	170,709
4.90%, 02/15/29	712	714,590
5.25%, 03/15/35	730	725,793
5.50%, 02/01/34	700	710,524
5.50%, 07/15/34	585	590,942
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Tower Corp.
1.45%, 09/15/26	$1,024	$977,304
1.50%, 01/31/28	1,366	1,254,010
1.60%, 04/15/26	996	964,215
1.88%, 10/15/30	1,164	993,742
2.10%, 06/15/30	1,283	1,119,365
2.30%, 09/15/31	1,086	926,823
2.70%, 04/15/31	1,189	1,050,535
2.75%, 01/15/27	1,177	1,138,537
2.90%, 01/15/30	1,332	1,219,859
2.95%, 01/15/51(a)	1,648	1,063,661
3.10%, 06/15/50(a)	1,630	1,079,799
3.13%, 01/15/27(a)	703	684,095
3.38%, 10/15/26(a)	1,432	1,406,234
3.55%, 07/15/27	1,557	1,519,810
3.60%, 01/15/28	1,418	1,380,277
3.65%, 03/15/27	1,155	1,133,427
3.70%, 10/15/49	988	739,609
3.80%, 08/15/29	2,376	2,281,573
3.95%, 03/15/29	1,582	1,536,592
4.05%, 03/15/32(a)	800	755,864
5.00%, 01/31/30	500	504,136
5.20%, 02/15/29	950	964,579
5.25%, 07/15/28	1,110	1,131,220
5.40%, 01/31/35(a)	755	766,100
5.45%, 02/15/34	965	985,641
5.50%, 03/15/28	1,333	1,364,966
5.55%, 07/15/33	1,400	1,435,510
5.65%, 03/15/33	1,386	1,429,762
5.80%, 11/15/28	1,465	1,519,594
5.90%, 11/15/33	1,260	1,323,909
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	395	388,551
AvalonBay Communities Inc.
1.90%, 12/01/28	625	568,585
2.05%, 01/15/32(a)	1,110	941,606
2.30%, 03/01/30	1,220	1,095,333
2.45%, 01/15/31	805	712,837
2.90%, 10/15/26	160	156,099
2.95%, 05/11/26	1,013	995,802
3.20%, 01/15/28	666	644,387
3.30%, 06/01/29	683	648,513
3.35%, 05/15/27	672	656,267
3.90%, 10/15/46	597	483,318
4.15%, 07/01/47(a)	314	262,621
4.35%, 04/15/48	372	321,317
5.00%, 02/15/33	394	395,614
5.30%, 12/07/33(a)	445	454,972
5.35%, 06/01/34	385	394,901
Boston Properties LP
2.45%, 10/01/33	1,552	1,224,199
2.55%, 04/01/32	1,701	1,405,695
2.75%, 10/01/26	1,606	1,555,008
2.90%, 03/15/30	1,185	1,067,670
3.25%, 01/30/31(a)	1,767	1,585,311
3.40%, 06/21/29	1,360	1,270,717
4.50%, 12/01/28	2,204	2,166,374
5.75%, 01/15/35(a)	1,090	1,082,850
6.50%, 01/15/34(a)	860	912,238
6.75%, 12/01/27	1,590	1,663,921
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
2.25%, 04/01/28	$430	$398,800
2.50%, 08/16/31	500	430,294
3.90%, 03/15/27	782	768,878
4.05%, 07/01/30	1,418	1,359,935
4.13%, 06/15/26	665	660,358
4.13%, 05/15/29	1,143	1,110,803
5.50%, 02/15/34	550	558,054
5.75%, 02/15/35	250	257,855
Broadstone Net Lease LLC, 2.60%, 09/15/31	695	588,407
Camden Property Trust
2.80%, 05/15/30	1,092	999,396
3.15%, 07/01/29	729	687,223
3.35%, 11/01/49(a)	407	291,585
4.10%, 10/15/28	830	816,032
4.90%, 01/15/34(a)	570	566,096
5.85%, 11/03/26	625	638,814
COPT Defense Properties LP
2.00%, 01/15/29(a)	720	641,641
2.25%, 03/15/26	645	627,624
2.75%, 04/15/31	685	589,782
2.90%, 12/01/33	565	458,937
Cousins Properties LP
5.38%, 02/15/32	205	204,627
5.88%, 10/01/34	605	617,122
Crown Castle Inc.
1.05%, 07/15/26	1,667	1,586,025
2.10%, 04/01/31	1,512	1,282,833
2.25%, 01/15/31	1,551	1,335,578
2.50%, 07/15/31	1,215	1,046,795
2.90%, 03/15/27	1,279	1,236,334
2.90%, 04/01/41	1,880	1,354,264
3.10%, 11/15/29	1,069	987,469
3.25%, 01/15/51(a)	1,397	944,207
3.30%, 07/01/30	1,235	1,141,999
3.65%, 09/01/27	1,755	1,709,787
3.70%, 06/15/26	938	926,895
3.80%, 02/15/28	1,790	1,745,390
4.00%, 03/01/27	997	985,846
4.00%, 11/15/49	607	467,888
4.15%, 07/01/50	783	619,798
4.30%, 02/15/29	1,313	1,289,601
4.75%, 05/15/47	576	506,408
4.80%, 09/01/28	990	991,207
4.90%, 09/01/29(a)	1,290	1,291,956
5.00%, 01/11/28	1,787	1,802,304
5.10%, 05/01/33	1,227	1,220,116
5.20%, 09/01/34(a)	1,085	1,076,910
5.20%, 02/15/49(a)	558	516,715
5.60%, 06/01/29	1,119	1,150,406
5.80%, 03/01/34	1,245	1,291,194
CubeSmart LP
2.00%, 02/15/31	665	565,275
2.25%, 12/15/28	797	728,667
2.50%, 02/15/32	680	578,091
3.00%, 02/15/30(a)	661	606,094
3.13%, 09/01/26	837	818,661
4.38%, 02/15/29(a)	590	580,328
Digital Realty Trust LP
3.60%, 07/01/29	1,557	1,491,138
3.70%, 08/15/27(a)	1,557	1,524,062
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.45%, 07/15/28(a)	$965	$958,185
5.55%, 01/15/28	1,520	1,554,286
DOC DR LLC
2.63%, 11/01/31(a)	771	667,623
3.95%, 01/15/28	652	639,622
4.30%, 03/15/27	863	857,491
EPR Properties
3.60%, 11/15/31	455	408,764
3.75%, 08/15/29	555	521,055
4.50%, 06/01/27	355	350,901
4.75%, 12/15/26	320	318,451
4.95%, 04/15/28	330	328,018
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	755	774,035
Equinix Inc.
1.45%, 05/15/26	1,155	1,113,588
1.55%, 03/15/28	1,056	965,250
1.80%, 07/15/27	1,105	1,036,019
2.00%, 05/15/28	895	825,696
2.15%, 07/15/30	1,410	1,235,519
2.50%, 05/15/31	1,921	1,675,115
2.90%, 11/18/26	547	532,496
2.95%, 09/15/51	929	592,806
3.00%, 07/15/50	881	571,843
3.20%, 11/18/29	2,067	1,930,228
3.40%, 02/15/52	681	477,164
3.90%, 04/15/32	1,615	1,513,195
ERP Operating LP
1.85%, 08/01/31(a)	850	719,535
2.50%, 02/15/30	940	848,047
2.85%, 11/01/26	780	759,862
3.00%, 07/01/29	990	925,838
3.25%, 08/01/27	490	476,472
3.50%, 03/01/28	727	706,776
4.00%, 08/01/47	150	121,289
4.15%, 12/01/28	803	792,005
4.50%, 07/01/44	1,034	920,207
4.50%, 06/01/45	525	460,208
4.65%, 09/15/34	760	735,739
Essential Properties LP, 2.95%, 07/15/31	607	526,269
Essex Portfolio LP
1.65%, 01/15/31(a)	600	502,162
1.70%, 03/01/28	535	490,658
2.55%, 06/15/31	225	196,729
2.65%, 03/15/32	708	611,305
2.65%, 09/01/50	485	290,711
3.00%, 01/15/30	732	674,025
3.38%, 04/15/26	723	713,743
3.63%, 05/01/27	621	609,172
4.00%, 03/01/29	976	951,867
4.50%, 03/15/48	390	334,057
5.38%, 04/01/35	270	272,875
5.50%, 04/01/34	575	585,599
Extra Space Storage LP
2.20%, 10/15/30	739	643,369
2.35%, 03/15/32	1,115	935,675
2.40%, 10/15/31(a)	785	671,171
2.55%, 06/01/31	495	431,833
3.50%, 07/01/26	1,094	1,079,202
3.88%, 12/15/27	933	915,498
3.90%, 04/01/29	570	551,653

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 06/15/29	$722	$700,591
5.35%, 01/15/35(a)	510	513,677
5.40%, 02/01/34	670	678,566
5.50%, 07/01/30(a)	1,245	1,281,146
5.70%, 04/01/28	995	1,023,588
5.90%, 01/15/31	345	362,298
Federal Realty OP LP
3.20%, 06/15/29	320	300,538
3.25%, 07/15/27	890	863,848
3.50%, 06/01/30	634	595,102
3.63%, 08/01/46	444	322,645
4.50%, 12/01/44(a)	753	654,953
5.38%, 05/01/28	555	565,742
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	1,285	1,117,493
4.00%, 01/15/30	1,197	1,133,653
4.00%, 01/15/31	1,093	1,018,926
5.30%, 01/15/29	1,120	1,124,218
5.38%, 04/15/26	1,394	1,398,480
5.63%, 09/15/34	655	653,372
5.75%, 06/01/28	1,039	1,058,073
6.25%, 09/15/54	540	547,990
6.75%, 12/01/33	610	653,928
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(a)(b)	145	141,372
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	415	382,015
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	640	638,503
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	887	858,212
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(a)(b)	210	203,700
3.75%, 09/15/30(a)(b)	250	224,168
Healthcare Realty Holdings LP
2.00%, 03/15/31	702	591,304
2.05%, 03/15/31	633	527,193
2.40%, 03/15/30(a)	670	589,308
3.10%, 02/15/30	899	822,658
3.50%, 08/01/26	818	805,191
3.63%, 01/15/28	541	520,657
3.75%, 07/01/27(a)	876	856,484
Healthpeak OP LLC
1.35%, 02/01/27	1,068	1,005,509
2.13%, 12/01/28	942	860,861
2.88%, 01/15/31	898	805,135
3.00%, 01/15/30	1,226	1,131,435
3.25%, 07/15/26	1,125	1,106,662
3.50%, 07/15/29	875	830,765
5.25%, 12/15/32	1,030	1,044,447
5.38%, 02/15/35	275	276,984
6.75%, 02/01/41	402	450,067
Highwoods Realty LP
2.60%, 02/01/31	635	541,766
3.05%, 02/15/30	573	514,472
3.88%, 03/01/27	190	186,270
4.13%, 03/15/28	492	479,397
4.20%, 04/15/29	559	537,701
7.65%, 02/01/34(a)	40	45,061
Host Hotels & Resorts LP
5.50%, 04/15/35(a)	965	958,360
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.70%, 07/01/34	$775	$785,089
Series H, 3.38%, 12/15/29	836	778,393
Series I, 3.50%, 09/15/30	666	613,667
Series J, 2.90%, 12/15/31	835	729,214
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	961	803,473
2.30%, 11/15/28	1,095	1,005,393
2.70%, 01/15/34	625	511,554
4.15%, 04/15/32	750	704,068
4.88%, 02/01/35	275	265,754
5.45%, 08/15/30	745	765,131
5.50%, 08/15/33	435	441,979
Kilroy Realty LP
2.50%, 11/15/32	858	679,919
2.65%, 11/15/33	925	723,186
3.05%, 02/15/30(a)	837	744,953
4.25%, 08/15/29	805	765,911
4.75%, 12/15/28	780	765,486
6.25%, 01/15/36(a)	455	456,927
Kimco Realty OP LLC
1.90%, 03/01/28	563	520,666
2.25%, 12/01/31	560	477,505
2.70%, 10/01/30	856	770,356
2.80%, 10/01/26	819	798,378
3.20%, 04/01/32	465	416,767
3.25%, 08/15/26(a)	630	617,602
3.70%, 10/01/49(a)	456	342,206
3.80%, 04/01/27	855	843,402
4.13%, 12/01/46	513	417,419
4.25%, 04/01/45	399	336,033
4.45%, 09/01/47	515	438,606
4.60%, 02/01/33(a)	1,060	1,028,804
4.85%, 03/01/35(a)	460	446,695
6.40%, 03/01/34(a)	795	862,728
Kite Realty Group LP
4.00%, 10/01/26(a)	557	551,444
4.95%, 12/15/31	240	236,774
5.50%, 03/01/34(a)	145	146,931
Kite Realty Group Trust, 4.75%, 09/15/30	575	568,556
LXP Industrial Trust
2.38%, 10/01/31	493	412,396
2.70%, 09/15/30	705	621,643
6.75%, 11/15/28	385	408,217
Mid-America Apartments LP
1.10%, 09/15/26(a)	828	787,047
1.70%, 02/15/31(a)	717	605,834
2.75%, 03/15/30(a)	510	464,709
2.88%, 09/15/51(a)	419	272,104
3.60%, 06/01/27	645	632,322
3.95%, 03/15/29	926	901,864
4.20%, 06/15/28	645	637,410
4.95%, 03/01/35	195	192,807
5.00%, 03/15/34	390	388,212
5.30%, 02/15/32	530	540,045
National Health Investors Inc., 3.00%, 02/01/31	724	633,446
NNN REIT Inc.
2.50%, 04/15/30	834	743,660
3.00%, 04/15/52	580	364,582
3.10%, 04/15/50	438	287,646
3.50%, 10/15/27	750	730,079
3.50%, 04/15/51	495	348,170
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.60%, 12/15/26	$631	$622,397
4.30%, 10/15/28	432	426,811
4.80%, 10/15/48	682	596,250
5.50%, 06/15/34	695	706,030
5.60%, 10/15/33(a)	704	719,852
Omega Healthcare Investors Inc.
3.25%, 04/15/33	990	849,441
3.38%, 02/01/31	1,153	1,043,188
3.63%, 10/01/29	563	528,217
4.50%, 04/01/27(a)	920	914,948
4.75%, 01/15/28	1,050	1,047,557
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	620	532,783
4.95%, 01/15/35	225	216,248
5.75%, 07/15/34	445	454,392
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	432	350,463
3.15%, 08/15/30(a)	361	315,086
6.88%, 07/15/29	25	25,946
9.25%, 07/20/28(a)	165	182,284
Prologis LP
1.25%, 10/15/30	863	722,651
1.63%, 03/15/31	562	470,805
1.75%, 07/01/30	520	447,904
1.75%, 02/01/31	435	369,259
2.13%, 04/15/27	821	782,997
2.13%, 10/15/50	671	368,997
2.25%, 04/15/30	1,651	1,472,257
2.25%, 01/15/32	1,210	1,033,054
2.88%, 11/15/29(a)	433	403,019
3.00%, 04/15/50	924	618,105
3.05%, 03/01/50	487	329,050
3.25%, 06/30/26	500	492,559
3.25%, 10/01/26	763	749,678
3.38%, 12/15/27	769	748,518
3.88%, 09/15/28	646	633,544
4.00%, 09/15/28	689	677,595
4.38%, 02/01/29	559	556,420
4.38%, 09/15/48	470	402,950
4.63%, 01/15/33(a)	705	694,058
4.75%, 06/15/33(a)	1,245	1,227,332
4.88%, 06/15/28	1,119	1,133,616
5.00%, 03/15/34	1,065	1,064,303
5.00%, 01/31/35(a)	840	838,655
5.13%, 01/15/34	1,080	1,089,094
5.25%, 06/15/53	1,494	1,450,772
5.25%, 03/15/54	1,190	1,156,617
Prologis Targeted U.S. Logistics Fund LP
5.25%, 04/01/29(a)(b)	645	658,328
5.25%, 01/15/35(b)	715	716,708
5.50%, 04/01/34(b)	245	250,730
Public Storage Operating Co.
1.50%, 11/09/26	1,262	1,203,050
1.85%, 05/01/28	972	899,438
1.95%, 11/09/28(a)	835	764,608
2.25%, 11/09/31(a)	945	810,605
2.30%, 05/01/31	835	729,270
3.09%, 09/15/27	800	774,919
3.39%, 05/01/29	870	833,272
5.10%, 08/01/33(a)	555	563,006
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.13%, 01/15/29(a)	$770	$787,535
5.35%, 08/01/53	1,278	1,256,104
Rayonier LP, 2.75%, 05/17/31(a)	762	663,919
Realty Income Corp.
0.75%, 03/15/26	625	601,020
1.80%, 03/15/33	535	422,416
2.10%, 03/15/28	575	534,772
2.20%, 06/15/28	467	433,545
2.70%, 02/15/32	491	426,847
2.85%, 12/15/32	1,042	899,545
3.00%, 01/15/27	536	521,499
3.10%, 12/15/29	910	848,948
3.20%, 01/15/27(a)	745	727,954
3.20%, 02/15/31	530	485,330
3.25%, 06/15/29	831	786,509
3.25%, 01/15/31	1,500	1,382,238
3.40%, 01/15/28	1,173	1,138,032
3.40%, 01/15/30	761	716,777
3.65%, 01/15/28	562	549,495
3.95%, 08/15/27	878	867,124
4.00%, 07/15/29	664	645,713
4.13%, 10/15/26	759	754,775
4.45%, 09/15/26	722	721,222
4.65%, 03/15/47	775	690,578
4.70%, 12/15/28	665	667,237
4.75%, 02/15/29(a)	780	782,238
4.85%, 03/15/30	885	889,684
4.88%, 06/01/26	1,012	1,014,757
4.90%, 07/15/33(a)	880	868,531
5.13%, 02/15/34	1,195	1,194,810
5.38%, 09/01/54	225	220,184
5.63%, 10/13/32	965	1,001,610
5.88%, 03/15/35(a)	610	642,655
Regency Centers LP
2.95%, 09/15/29(a)	871	811,737
3.60%, 02/01/27	643	631,895
3.70%, 06/15/30	668	633,822
4.13%, 03/15/28(a)	492	485,213
4.40%, 02/01/47	563	481,548
4.65%, 03/15/49	590	517,271
5.10%, 01/15/35	235	233,586
5.25%, 01/15/34	269	271,249
Rexford Industrial Realty LP
2.13%, 12/01/30	654	559,497
2.15%, 09/01/31(a)	685	577,408
5.00%, 06/15/28(a)	520	523,269
Sabra Health Care LP
3.20%, 12/01/31	855	752,006
3.90%, 10/15/29	712	678,720
5.13%, 08/15/26	1,066	1,070,308
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	572	502,470
2.85%, 01/15/32	530	457,985
5.65%, 01/15/35(a)	440	439,203
6.10%, 04/01/34	265	275,816
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	965	946,403
4.38%, 05/28/30(a)(b)	1,180	1,164,512
Scentre Group Trust 2, 4.75%, 09/24/80, (5-year CMT + 4.379%)(b)(d)	396	392,171

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP
1.38%, 01/15/27	$920	$869,969
1.75%, 02/01/28	1,335	1,239,998
2.20%, 02/01/31	1,035	899,085
2.25%, 01/15/32(a)	970	824,890
2.45%, 09/13/29	1,749	1,599,418
2.65%, 07/15/30	1,149	1,041,475
2.65%, 02/01/32(a)	1,071	930,976
3.25%, 11/30/26(a)	1,085	1,063,920
3.25%, 09/13/49	1,912	1,336,215
3.38%, 06/15/27	1,174	1,148,828
3.38%, 12/01/27(a)	1,227	1,195,099
3.80%, 07/15/50	777	591,814
4.25%, 10/01/44(a)	736	620,745
4.25%, 11/30/46(a)	695	588,698
4.75%, 09/26/34	1,400	1,353,735
4.75%, 03/15/42	575	528,303
5.50%, 03/08/33	810	836,762
5.85%, 03/08/53	915	953,015
6.25%, 01/15/34(a)	690	744,878
6.65%, 01/15/54	640	735,698
6.75%, 02/01/40(a)	1,174	1,337,485
Store Capital LLC
2.70%, 12/01/31	565	482,099
2.75%, 11/18/30	650	568,906
4.50%, 03/15/28	620	609,344
4.63%, 03/15/29	596	583,253
Sun Communities Operating LP
2.30%, 11/01/28	715	658,572
2.70%, 07/15/31	768	667,046
4.20%, 04/15/32	795	745,321
5.50%, 01/15/29	715	731,786
5.70%, 01/15/33	605	619,339
Tanger Properties LP
2.75%, 09/01/31	660	570,751
3.13%, 09/01/26	701	685,115
3.88%, 07/15/27(a)	455	445,633
Trust Fibra Uno
4.87%, 01/15/30(a)(b)	835	783,415
6.39%, 01/15/50(b)	944	774,881
6.95%, 01/30/44(a)(b)	630	559,875
7.38%, 02/13/34(b)	1,115	1,127,838
7.70%, 01/23/32(b)	16	16,598
8.25%, 01/23/37(b)	60	61,673
UDR Inc.
1.90%, 03/15/33	613	483,419
2.10%, 08/01/32	450	367,617
2.10%, 06/15/33(a)	370	293,313
2.95%, 09/01/26(a)	467	455,929
3.00%, 08/15/31	998	893,432
3.10%, 11/01/34	453	380,089
3.20%, 01/15/30	872	811,505
3.50%, 07/01/27	380	370,559
3.50%, 01/15/28	723	699,839
4.40%, 01/26/29	693	684,150
5.13%, 09/01/34	425	421,601
Ventas Realty LP
2.50%, 09/01/31	770	665,683
3.00%, 01/15/30	912	840,646
3.25%, 10/15/26(a)	826	808,497
3.85%, 04/01/27	720	708,758
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 03/01/28	$1,070	$1,051,394
4.38%, 02/01/45	500	422,652
4.40%, 01/15/29	1,230	1,214,778
4.75%, 11/15/30	786	781,645
4.88%, 04/15/49	411	369,528
5.00%, 01/15/35	520	508,698
5.63%, 07/01/34	530	545,432
5.70%, 09/30/43	396	397,567
VICI Properties LP
4.75%, 02/15/28	1,668	1,669,696
4.95%, 02/15/30(a)	1,525	1,515,540
5.13%, 11/15/31	610	604,927
5.13%, 05/15/32	2,190	2,157,670
5.63%, 05/15/52	1,305	1,234,822
5.75%, 04/01/34(a)	400	407,475
6.13%, 04/01/54	710	723,242
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	1,265	1,236,191
3.88%, 02/15/29(b)	707	675,702
4.13%, 08/15/30(b)	1,620	1,525,087
4.25%, 12/01/26(a)(b)	1,720	1,697,534
4.50%, 09/01/26(b)	705	699,845
4.50%, 01/15/28(b)	715	705,493
4.63%, 12/01/29(b)	1,780	1,729,741
5.75%, 02/01/27(b)	845	855,276
WEA Finance LLC
2.88%, 01/15/27(a)(b)	362	348,156
3.50%, 06/15/29(b)	940	887,850
4.13%, 09/20/28(b)	421	408,278
4.63%, 09/20/48(a)(b)	697	578,771
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	740	627,162
Welltower OP LLC
2.05%, 01/15/29	940	855,684
2.70%, 02/15/27	1,013	980,460
2.75%, 01/15/31	928	829,258
2.75%, 01/15/32	715	623,212
2.80%, 06/01/31	1,135	1,009,697
3.10%, 01/15/30	919	853,640
3.85%, 06/15/32(a)	585	547,039
4.13%, 03/15/29	899	880,740
4.25%, 04/01/26	1,130	1,128,257
4.25%, 04/15/28	1,052	1,041,373
4.95%, 09/01/48	645	607,777
5.13%, 03/15/43	460	435,341
6.50%, 03/15/41	615	680,416
Weyerhaeuser Co.
3.38%, 03/09/33	780	691,827
4.00%, 11/15/29	1,422	1,376,064
4.00%, 04/15/30	1,442	1,388,570
4.00%, 03/09/52	815	628,845
4.75%, 05/15/26	1,325	1,327,423
6.88%, 12/15/33	440	492,374
6.95%, 10/01/27	500	528,779
7.38%, 03/15/32	994	1,124,393
WP Carey Inc.
2.25%, 04/01/33	639	515,676
2.40%, 02/01/31	599	519,733
2.45%, 02/01/32	470	399,009
3.85%, 07/15/29(a)	789	761,043
4.25%, 10/01/26	796	791,522
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.38%, 06/30/34	$490	$493,182
		397,739,362
Retail — 2.2%
7-Eleven Inc.
1.30%, 02/10/28(b)	1,900	1,724,050
1.80%, 02/10/31(b)	2,790	2,319,098
2.50%, 02/10/41(a)(b)	1,307	876,812
2.80%, 02/10/51(b)	1,976	1,198,484
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	1,424	1,304,377
3.44%, 05/13/41(b)	1,115	845,217
3.55%, 07/26/27(a)(b)	1,593	1,554,294
3.63%, 05/13/51(a)(b)	480	338,826
3.80%, 01/25/50(a)(b)	733	548,611
4.50%, 07/26/47(a)(b)	830	699,991
5.27%, 02/12/34(b)	1,050	1,044,447
5.62%, 02/12/54(a)(b)	640	623,278
AutoNation Inc.
1.95%, 08/01/28	525	475,370
2.40%, 08/01/31	844	711,312
3.80%, 11/15/27	745	726,804
3.85%, 03/01/32	1,105	1,006,735
4.75%, 06/01/30	855	841,203
5.89%, 03/15/35	165	168,045
AutoZone Inc.
1.65%, 01/15/31	706	593,925
3.13%, 04/21/26(a)	775	763,303
3.75%, 06/01/27	1,243	1,222,975
3.75%, 04/18/29(a)	849	820,638
4.00%, 04/15/30	1,260	1,215,931
4.50%, 02/01/28	830	830,965
4.75%, 08/01/32	1,090	1,072,403
4.75%, 02/01/33	825	808,757
5.05%, 07/15/26	570	574,483
5.10%, 07/15/29	715	726,049
5.20%, 08/01/33(a)	400	403,192
5.40%, 07/15/34(a)	985	1,002,434
6.25%, 11/01/28	805	847,607
6.55%, 11/01/33	735	805,307
Best Buy Co. Inc.
1.95%, 10/01/30	1,252	1,072,521
4.45%, 10/01/28(a)	1,062	1,058,327
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	1,260	940,177
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	967	749,119
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(b)	535	523,696
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	720	744,735
5.50%, 04/26/34(a)(b)	1,855	1,916,262
Costco Wholesale Corp.
1.38%, 06/20/27	2,075	1,945,994
1.60%, 04/20/30	3,029	2,640,094
1.75%, 04/20/32	1,494	1,245,359
3.00%, 05/18/27	1,581	1,543,442
Darden Restaurants Inc.
3.85%, 05/01/27	1,295	1,271,748
4.35%, 10/15/27(a)	485	481,661
4.55%, 10/15/29	430	424,307
4.55%, 02/15/48(a)	501	419,871
Security	Par (000)	Value
Retail (continued)
6.30%, 10/10/33(a)	$470	$501,407
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	1,160	1,032,563
4.10%, 01/15/52	1,355	1,009,123
Dollar General Corp.
3.50%, 04/03/30(a)	1,801	1,679,909
3.88%, 04/15/27(a)	1,087	1,069,644
4.13%, 05/01/28(a)	856	842,532
4.13%, 04/03/50(a)	850	645,787
4.63%, 11/01/27(a)	1,090	1,090,116
5.00%, 11/01/32(a)	1,105	1,084,694
5.20%, 07/05/28(a)	681	691,377
5.45%, 07/05/33(a)	907	915,804
5.50%, 11/01/52(a)	500	464,960
Dollar Tree Inc.
2.65%, 12/01/31(a)	1,380	1,189,532
3.38%, 12/01/51	770	505,082
4.20%, 05/15/28(a)	2,201	2,164,949
El Puerto de Liverpool SAB de CV
6.26%, 01/22/32(b)	50	51,000
6.66%, 01/22/37(b)	700	711,550
Ferguson Enterprises Inc., 5.00%, 10/03/34	1,025	1,003,541
Genuine Parts Co.
1.88%, 11/01/30	1,038	882,068
2.75%, 02/01/32	755	650,577
4.95%, 08/15/29	1,015	1,016,872
6.50%, 11/01/28	640	676,667
6.88%, 11/01/33(a)	565	632,401
Home Depot Inc. (The)
0.90%, 03/15/28(a)	690	625,738
1.38%, 03/15/31(a)	1,965	1,630,875
1.50%, 09/15/28(a)	1,717	1,560,533
1.88%, 09/15/31	1,555	1,312,150
2.13%, 09/15/26	1,714	1,660,414
2.38%, 03/15/51	1,930	1,132,659
2.50%, 04/15/27	1,275	1,229,669
2.70%, 04/15/30	2,177	1,989,997
2.75%, 09/15/51	1,435	910,381
2.80%, 09/14/27	1,455	1,404,594
2.88%, 04/15/27	1,482	1,442,073
2.95%, 06/15/29	2,727	2,565,681
3.00%, 04/01/26	1,839	1,815,903
3.13%, 12/15/49	1,883	1,309,565
3.25%, 04/15/32	1,750	1,594,805
3.30%, 04/15/40	1,691	1,354,394
3.35%, 04/15/50	2,365	1,706,160
3.50%, 09/15/56	1,033	742,858
3.63%, 04/15/52	2,245	1,690,702
3.90%, 12/06/28	1,537	1,512,927
3.90%, 06/15/47	1,759	1,417,816
4.20%, 04/01/43	1,513	1,307,887
4.25%, 04/01/46	2,314	1,980,403
4.40%, 03/15/45	1,510	1,330,123
4.50%, 09/15/32	1,725	1,707,517
4.50%, 12/06/48	2,200	1,940,676
4.75%, 06/25/29	1,670	1,687,857
4.85%, 06/25/31	1,540	1,557,944
4.88%, 06/25/27	1,085	1,098,746
4.88%, 02/15/44	1,364	1,285,568
4.90%, 04/15/29(a)	805	819,321
4.95%, 09/30/26	1,160	1,171,976

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.95%, 06/25/34	$2,580	$2,595,524
4.95%, 09/15/52(a)	1,365	1,286,460
5.15%, 06/25/26	1,555	1,572,925
5.30%, 06/25/54	1,915	1,884,156
5.40%, 09/15/40	750	764,401
5.40%, 06/25/64	580	574,090
5.88%, 12/16/36	4,513	4,858,848
5.95%, 04/01/41	1,471	1,574,756
InRetail Consumer, 3.25%, 03/22/28(b)	90	83,805
Lowe's Companies Inc.
1.30%, 04/15/28	945	857,201
1.70%, 09/15/28	1,895	1,721,581
1.70%, 10/15/30	1,730	1,475,291
2.50%, 04/15/26	1,489	1,457,618
2.63%, 04/01/31(a)	2,080	1,846,165
2.80%, 09/15/41	1,486	1,051,685
3.00%, 10/15/50	2,527	1,631,663
3.10%, 05/03/27	2,160	2,100,036
3.35%, 04/01/27	1,238	1,211,439
3.50%, 04/01/51(a)	778	552,210
3.65%, 04/05/29	2,547	2,455,121
3.70%, 04/15/46	1,962	1,498,003
3.75%, 04/01/32	2,443	2,279,937
4.05%, 05/03/47	2,181	1,745,521
4.25%, 04/01/52	2,210	1,782,134
4.38%, 09/15/45	662	565,100
4.45%, 04/01/62(a)	1,635	1,309,394
4.50%, 04/15/30	2,324	2,307,729
4.55%, 04/05/49	895	763,522
4.65%, 04/15/42	694	625,669
4.80%, 04/01/26	890	893,515
5.00%, 04/15/33	1,655	1,656,954
5.00%, 04/15/40	495	472,686
5.00%, 09/15/43	371	350,659
5.13%, 04/15/50	670	621,858
5.15%, 07/01/33(a)	1,295	1,312,520
5.50%, 10/15/35	645	666,622
5.63%, 04/15/53(a)	2,175	2,155,879
5.75%, 07/01/53(a)	660	669,351
5.80%, 10/15/36	605	641,734
5.80%, 09/15/62(a)	1,304	1,307,437
5.85%, 04/01/63	555	562,632
6.50%, 03/15/29(a)	815	875,298
6.88%, 02/15/28(a)	930	988,478
McDonald's Corp.
2.13%, 03/01/30	997	887,372
2.63%, 09/01/29(a)	1,506	1,395,221
3.50%, 03/01/27	1,429	1,404,370
3.50%, 07/01/27	1,547	1,516,694
3.60%, 07/01/30	1,199	1,142,607
3.63%, 05/01/43(a)	880	697,558
3.63%, 09/01/49	2,641	1,979,052
3.70%, 02/15/42	841	679,843
3.80%, 04/01/28	1,618	1,588,377
4.20%, 04/01/50	1,180	966,602
4.45%, 03/01/47	1,690	1,460,896
4.45%, 09/01/48	1,108	954,185
4.60%, 05/15/30	525	524,576
4.60%, 09/09/32	1,245	1,235,386
4.60%, 05/26/45	700	626,209
4.70%, 12/09/35	1,207	1,177,685
Security	Par (000)	Value
Retail (continued)
4.80%, 08/14/28	$1,012	$1,023,448
4.88%, 07/15/40	555	523,974
4.88%, 12/09/45	2,165	2,002,318
4.95%, 08/14/33(a)	865	875,305
4.95%, 03/03/35	525	522,840
5.00%, 05/17/29(a)	875	890,526
5.15%, 09/09/52	1,145	1,083,549
5.20%, 05/17/34	525	540,069
5.45%, 08/14/53(a)	1,235	1,219,277
5.70%, 02/01/39	666	698,109
6.30%, 10/15/37	1,347	1,484,155
6.30%, 03/01/38	1,035	1,138,785
O'Reilly Automotive Inc.
1.75%, 03/15/31	690	579,558
3.60%, 09/01/27	1,145	1,119,469
3.90%, 06/01/29	891	865,911
4.20%, 04/01/30	1,082	1,057,459
4.35%, 06/01/28	932	925,243
4.70%, 06/15/32	1,375	1,351,248
5.00%, 08/19/34	705	698,305
5.75%, 11/20/26	685	698,258
Ross Stores Inc.
0.88%, 04/15/26	912	876,141
1.88%, 04/15/31	733	618,252
Starbucks Corp.
2.00%, 03/12/27	1,128	1,075,946
2.25%, 03/12/30	1,040	928,298
2.45%, 06/15/26	741	723,492
2.55%, 11/15/30	1,769	1,580,781
3.00%, 02/14/32	1,485	1,329,152
3.35%, 03/12/50	767	534,109
3.50%, 03/01/28	949	926,512
3.50%, 11/15/50(a)	1,837	1,317,131
3.55%, 08/15/29	1,318	1,267,923
3.75%, 12/01/47(a)	810	611,341
4.00%, 11/15/28	1,530	1,504,762
4.30%, 06/15/45	565	474,111
4.45%, 08/15/49	1,492	1,263,861
4.50%, 11/15/48	1,514	1,299,473
4.80%, 02/15/33	805	804,106
4.85%, 02/08/27	575	579,743
4.90%, 02/15/31	505	511,926
5.00%, 02/15/34	620	621,240
Target Corp.
1.95%, 01/15/27	1,640	1,574,224
2.35%, 02/15/30	1,335	1,206,942
2.50%, 04/15/26	1,563	1,533,930
2.65%, 09/15/30	920	836,765
2.95%, 01/15/52(a)	1,440	948,069
3.38%, 04/15/29	1,434	1,377,468
3.63%, 04/15/46	970	757,693
3.90%, 11/15/47	867	700,231
4.00%, 07/01/42	1,627	1,404,979
4.40%, 01/15/33	985	959,486
4.50%, 09/15/32(a)	1,240	1,220,630
4.50%, 09/15/34(a)	1,055	1,022,568
4.80%, 01/15/53(a)	1,730	1,593,530
6.35%, 11/01/32	319	351,990
6.50%, 10/15/37	742	835,179
7.00%, 01/15/38(a)	605	713,287
Tiffany & Co., 4.90%, 10/01/44(a)	480	464,444
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The)
1.15%, 05/15/28(a)	$695	$630,079
1.60%, 05/15/31	830	697,063
2.25%, 09/15/26	1,565	1,519,329
3.88%, 04/15/30	1,042	1,007,308
4.50%, 04/15/50(a)	566	506,468
Tractor Supply Co.
1.75%, 11/01/30	1,355	1,152,959
5.25%, 05/15/33	410	416,334
Walmart Inc.
2.38%, 09/24/29(a)	274	253,522
2.50%, 09/22/41	1,520	1,087,928
2.65%, 09/22/51	2,313	1,488,081
2.95%, 09/24/49(a)	983	680,871
3.05%, 07/08/26	1,220	1,202,848
3.25%, 07/08/29(a)	1,187	1,141,377
3.63%, 12/15/47	780	616,454
3.70%, 06/26/28	2,027	2,001,449
3.90%, 04/15/28(a)	1,250	1,242,370
3.95%, 06/28/38	1,000	917,988
4.00%, 04/15/26	1,065	1,063,824
4.00%, 04/15/30(a)	903	893,962
4.00%, 04/11/43	625	544,887
4.05%, 06/29/48	2,520	2,136,336
4.10%, 04/15/33(a)	2,030	1,973,207
4.15%, 09/09/32(a)	1,330	1,301,979
4.30%, 04/22/44	465	419,644
4.50%, 09/09/52	1,421	1,287,521
4.50%, 04/15/53(a)	2,160	1,952,703
4.88%, 07/08/40(a)	520	521,713
5.00%, 10/25/40(a)	660	669,534
5.25%, 09/01/35	2,085	2,195,195
5.63%, 04/01/40	890	955,521
5.63%, 04/15/41(a)	505	541,598
5.88%, 04/05/27(a)	135	139,852
6.20%, 04/15/38	1,310	1,480,342
6.50%, 08/15/37	1,330	1,541,029
7.55%, 02/15/30	875	1,002,871
		281,358,210
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	1,491	1,423,229
2.97%, 02/16/28, (1-day SOFR + 1.290%)(b)(d)	1,135	1,096,848
3.96%, 07/18/30(b)(d)	1,690	1,628,545
4.00%, 09/14/26(b)	1,556	1,536,867
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(b)(d)	448	434,026
4.30%, 03/08/29(b)(d)	1,335	1,315,229
4.85%, 07/27/27(b)	1,685	1,698,131
5.13%, 07/29/29(b)	660	667,834
6.56%, 10/18/27, (1-day SOFR + 1.910%)(b)(d)	1,685	1,733,708
		11,534,417
Semiconductors — 2.3%
Advanced Micro Devices Inc.
3.92%, 06/01/32	930	881,781
4.39%, 06/01/52(a)	935	807,546
Analog Devices Inc.
1.70%, 10/01/28	1,325	1,206,746
Security	Par (000)	Value
Semiconductors (continued)
2.10%, 10/01/31	$1,590	$1,365,400
2.80%, 10/01/41	1,107	813,891
2.95%, 10/01/51(a)	1,573	1,042,356
3.50%, 12/05/26	1,499	1,478,242
4.25%, 10/01/32	85	82,540
5.05%, 04/01/34	945	961,791
5.30%, 12/15/45	335	333,231
5.30%, 04/01/54	840	832,810
Applied Materials Inc.
1.75%, 06/01/30	1,180	1,026,099
2.75%, 06/01/50	1,127	734,236
3.30%, 04/01/27	2,247	2,202,683
4.35%, 04/01/47	1,430	1,249,999
4.80%, 06/15/29	1,245	1,262,550
5.10%, 10/01/35	718	733,041
5.85%, 06/15/41(a)	955	1,017,818
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	1,523	1,483,799
3.88%, 01/15/27	4,262	4,215,986
Broadcom Inc.
1.95%, 02/15/28(b)	1,927	1,792,599
2.45%, 02/15/31(b)	4,005	3,518,413
2.60%, 02/15/33(b)	2,595	2,196,176
3.14%, 11/15/35(b)	4,758	3,966,494
3.19%, 11/15/36(b)	4,025	3,314,180
3.42%, 04/15/33(b)	3,475	3,101,721
3.46%, 09/15/26	1,178	1,160,707
3.47%, 04/15/34(b)	4,730	4,180,452
3.50%, 02/15/41(b)	4,324	3,452,858
3.75%, 02/15/51(a)(b)	2,607	1,990,022
4.00%, 04/15/29(b)	1,572	1,532,840
4.11%, 09/15/28	1,560	1,537,997
4.15%, 02/15/28	1,065	1,054,106
4.15%, 11/15/30	2,900	2,808,810
4.15%, 04/15/32(b)	1,805	1,719,295
4.30%, 11/15/32	2,824	2,702,893
4.35%, 02/15/30	1,670	1,642,515
4.75%, 04/15/29	1,875	1,880,248
4.80%, 04/15/28	1,545	1,555,334
4.80%, 10/15/34	2,340	2,290,992
4.93%, 05/15/37(b)	3,655	3,545,299
5.00%, 04/15/30	1,230	1,249,005
5.05%, 07/12/27	2,180	2,206,538
5.05%, 07/12/29	2,595	2,630,902
5.05%, 04/15/30	1,010	1,025,034
5.15%, 11/15/31	1,975	2,009,057
5.20%, 04/15/32	990	1,007,457
Series ., 4.55%, 02/15/32	1,345	1,316,591
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	1,800	1,832,795
5.88%, 01/25/34(a)(b)	1,745	1,785,951
5.90%, 01/25/30(a)(b)	625	648,536
5.90%, 01/25/33(a)(b)	1,290	1,330,363
6.10%, 01/25/36(a)(b)	1,800	1,874,410
6.15%, 01/25/32(b)	940	985,087
6.20%, 01/25/37(b)	1,800	1,890,651
6.25%, 01/25/35(b)	1,535	1,616,878
6.30%, 01/25/39(b)	1,185	1,257,335
6.40%, 01/25/38(b)	855	914,037

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Intel Corp.
1.60%, 08/12/28	$1,690	$1,520,035
2.00%, 08/12/31	1,875	1,562,620
2.45%, 11/15/29	2,892	2,597,262
2.60%, 05/19/26	1,498	1,464,685
2.80%, 08/12/41	1,161	776,225
3.05%, 08/12/51	1,905	1,158,879
3.10%, 02/15/60	1,568	890,916
3.15%, 05/11/27	1,549	1,499,429
3.20%, 08/12/61	1,195	696,574
3.25%, 11/15/49	2,974	1,913,406
3.73%, 12/08/47	2,839	2,019,719
3.75%, 03/25/27	1,642	1,611,058
3.75%, 08/05/27	1,950	1,910,554
3.90%, 03/25/30	2,211	2,108,944
4.00%, 08/05/29	1,457	1,404,857
4.00%, 12/15/32	1,138	1,049,423
4.10%, 05/19/46	1,826	1,395,393
4.10%, 05/11/47(a)	1,517	1,148,789
4.15%, 08/05/32	1,870	1,746,470
4.25%, 12/15/42(a)	873	697,559
4.60%, 03/25/40	1,038	908,259
4.75%, 03/25/50(a)	3,395	2,807,159
4.80%, 10/01/41	1,155	1,002,966
4.88%, 02/10/28	2,565	2,578,038
4.90%, 07/29/45	1,106	948,657
4.90%, 08/05/52(a)	2,520	2,111,645
4.95%, 03/25/60	1,246	1,037,004
5.00%, 02/21/31(a)	825	827,591
5.05%, 08/05/62	1,320	1,103,377
5.13%, 02/10/30	1,965	1,980,119
5.15%, 02/21/34(a)	1,330	1,312,110
5.20%, 02/10/33(a)	3,220	3,190,924
5.60%, 02/21/54	1,405	1,304,344
5.63%, 02/10/43(a)	1,485	1,423,426
5.70%, 02/10/53(a)	2,885	2,711,749
5.90%, 02/10/63(a)	1,750	1,678,375
KLA Corp.
3.30%, 03/01/50	1,174	836,655
4.10%, 03/15/29	1,788	1,764,003
4.65%, 07/15/32	1,525	1,520,054
4.70%, 02/01/34	720	710,794
4.95%, 07/15/52	2,155	2,016,527
5.00%, 03/15/49(a)	582	553,630
5.25%, 07/15/62	1,195	1,150,147
5.65%, 11/01/34(a)	423	444,215
Lam Research Corp.
1.90%, 06/15/30	1,478	1,293,510
2.88%, 06/15/50(a)	1,393	910,001
3.13%, 06/15/60	831	529,918
4.00%, 03/15/29	2,074	2,038,466
4.88%, 03/15/49	1,070	993,684
Marvell Technology Inc.
1.65%, 04/15/26	790	765,010
2.45%, 04/15/28	1,295	1,209,007
2.95%, 04/15/31	1,280	1,147,085
4.88%, 06/22/28	1,128	1,130,915
5.75%, 02/15/29	555	573,968
5.95%, 09/15/33	600	631,989
Microchip Technology Inc.
4.90%, 03/15/28	770	772,699
Security	Par (000)	Value
Semiconductors (continued)
5.05%, 03/15/29	$990	$998,156
5.05%, 02/15/30	850	853,295
Micron Technology Inc.
2.70%, 04/15/32	2,203	1,889,445
3.37%, 11/01/41	814	612,809
3.48%, 11/01/51	890	616,630
4.19%, 02/15/27	1,767	1,754,484
4.66%, 02/15/30	1,583	1,562,814
5.30%, 01/15/31	1,135	1,150,402
5.33%, 02/06/29	1,203	1,222,108
5.38%, 04/15/28	1,097	1,116,866
5.80%, 01/15/35	400	413,099
5.88%, 02/09/33	1,291	1,346,358
5.88%, 09/15/33(a)	610	637,650
6.75%, 11/01/29	1,978	2,124,403
NVIDIA Corp.
1.55%, 06/15/28	2,360	2,172,932
2.00%, 06/15/31	2,065	1,792,804
2.85%, 04/01/30	2,395	2,230,045
3.20%, 09/16/26	1,639	1,616,068
3.50%, 04/01/40	1,672	1,416,333
3.50%, 04/01/50	2,979	2,295,340
3.70%, 04/01/60	769	589,279
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,043	1,067,610
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	1,628	1,410,379
2.65%, 02/15/32	1,333	1,143,297
3.13%, 02/15/42	795	577,105
3.15%, 05/01/27	942	913,316
3.25%, 05/11/41	1,560	1,175,046
3.25%, 11/30/51	760	507,357
3.40%, 05/01/30	1,448	1,350,882
3.88%, 06/18/26	1,267	1,256,342
4.30%, 06/18/29	1,689	1,656,858
4.40%, 06/01/27(a)	1,034	1,030,383
5.00%, 01/15/33	504	499,540
Qorvo Inc.
3.38%, 04/01/31(b)	1,182	1,034,933
4.38%, 10/15/29	1,600	1,530,465
Qualcomm Inc.
1.30%, 05/20/28(a)	1,982	1,806,604
1.65%, 05/20/32(a)	1,876	1,522,727
2.15%, 05/20/30	1,355	1,208,933
3.25%, 05/20/27(a)	2,969	2,907,595
3.25%, 05/20/50	1,459	1,026,308
4.25%, 05/20/32(a)	860	836,500
4.30%, 05/20/47	1,860	1,582,576
4.50%, 05/20/52	1,716	1,481,298
4.65%, 05/20/35(a)	1,567	1,541,493
4.80%, 05/20/45	1,685	1,556,093
5.40%, 05/20/33	1,035	1,078,965
6.00%, 05/20/53(a)	1,945	2,074,177
Renesas Electronics Corp., 2.17%, 11/25/26(b)	1,415	1,356,280
SK Hynix Inc.
2.38%, 01/19/31(a)(b)	1,070	931,401
5.50%, 01/16/27(a)(b)	620	629,082
5.50%, 01/16/29(a)(b)	790	810,175
6.38%, 01/17/28(a)(b)	732	764,303
6.50%, 01/17/33(a)(b)	875	951,712
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Skyworks Solutions Inc.
1.80%, 06/01/26	$922	$887,705
3.00%, 06/01/31	987	853,593
Texas Instruments Inc.
1.13%, 09/15/26	882	842,845
1.75%, 05/04/30	1,335	1,167,240
1.90%, 09/15/31(a)	930	795,414
2.25%, 09/04/29	1,690	1,544,034
2.70%, 09/15/51	840	530,436
2.90%, 11/03/27	1,334	1,289,575
3.65%, 08/16/32	795	742,131
3.88%, 03/15/39	1,327	1,177,920
4.10%, 08/16/52	510	417,407
4.15%, 05/15/48	2,244	1,882,419
4.60%, 02/08/27	571	575,282
4.60%, 02/15/28	1,235	1,248,011
4.60%, 02/08/29(a)	765	771,780
4.85%, 02/08/34(a)	740	743,422
4.90%, 03/14/33	1,321	1,339,587
5.00%, 03/14/53	1,005	952,526
5.05%, 05/18/63	2,067	1,930,436
5.15%, 02/08/54	955	924,408
TSMC Arizona Corp.
1.75%, 10/25/26	2,018	1,932,149
2.50%, 10/25/31	2,605	2,294,440
3.13%, 10/25/41	1,125	897,431
3.25%, 10/25/51(a)	1,495	1,130,474
3.88%, 04/22/27	1,810	1,790,749
4.13%, 04/22/29	615	608,146
4.25%, 04/22/32	975	959,858
4.50%, 04/22/52(a)	1,280	1,224,459
TSMC Global Ltd.
1.00%, 09/28/27(b)	1,420	1,303,002
1.25%, 04/23/26(b)	1,180	1,138,281
1.38%, 09/28/30(a)(b)	1,381	1,166,552
1.75%, 04/23/28(b)	1,705	1,571,217
2.25%, 04/23/31(a)(b)	2,120	1,858,991
4.38%, 07/22/27(b)	35	34,987
4.63%, 07/22/32(b)	355	358,314
Xilinx Inc., 2.38%, 06/01/30	1,383	1,239,732
		285,103,948
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	1,070	971,365
3.48%, 12/01/27	1,131	1,093,054
4.20%, 05/01/30	737	706,324
5.35%, 01/15/30	830	835,136
5.75%, 01/15/35(a)	675	677,267
		4,283,146
Software — 2.3%
Adobe Inc.
2.15%, 02/01/27	1,435	1,380,032
2.30%, 02/01/30(a)	2,418	2,190,446
4.80%, 04/04/29	1,172	1,190,440
4.85%, 04/04/27	785	794,452
4.95%, 01/17/30(a)	170	173,985
4.95%, 04/04/34	860	869,948
5.30%, 01/17/35	160	165,634
AppLovin Corp.
5.13%, 12/01/29	1,595	1,609,999
Security	Par (000)	Value
Software (continued)
5.38%, 12/01/31	$795	$811,364
5.50%, 12/01/34(a)	1,120	1,137,659
5.95%, 12/01/54	485	494,885
Atlassian Corp.
5.25%, 05/15/29	655	665,642
5.50%, 05/15/34	610	623,099
Autodesk Inc.
2.40%, 12/15/31	1,345	1,154,511
2.85%, 01/15/30	1,253	1,152,811
3.50%, 06/15/27	1,179	1,152,015
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	1,681	1,468,851
2.90%, 12/01/29	1,521	1,399,690
3.40%, 06/27/26(a)	931	916,042
Cadence Design Systems Inc.
4.20%, 09/10/27	440	436,954
4.30%, 09/10/29	995	983,227
4.70%, 09/10/34	605	590,370
Concentrix Corp.
6.60%, 08/02/28(a)	1,460	1,524,257
6.65%, 08/02/26	1,085	1,107,914
6.85%, 08/02/33(a)	870	904,129
Constellation Software Inc./Canada
5.16%, 02/16/29(a)(b)	510	518,052
5.46%, 02/16/34(b)	505	515,019
Electronic Arts Inc.
1.85%, 02/15/31	1,226	1,044,691
2.95%, 02/15/51(a)	1,442	933,051
Fidelity National Information Services Inc.
1.65%, 03/01/28(a)	1,677	1,538,235
2.25%, 03/01/31	471	407,755
3.10%, 03/01/41(a)	1,190	879,326
3.75%, 05/21/29	30	28,875
4.50%, 08/15/46(a)	510	431,816
5.10%, 07/15/32	1,245	1,253,840
5.63%, 07/15/52(a)	245	243,765
Series 30Y, 4.75%, 05/15/48(a)	462	399,516
Fiserv Inc.
2.25%, 06/01/27	1,663	1,584,120
2.65%, 06/01/30	1,593	1,432,909
3.20%, 07/01/26	2,919	2,866,931
3.50%, 07/01/29	4,490	4,262,884
4.20%, 10/01/28	1,630	1,605,514
4.40%, 07/01/49	3,080	2,587,041
4.75%, 03/15/30	1,025	1,023,753
5.15%, 03/15/27	835	843,712
5.15%, 08/12/34	1,165	1,162,082
5.35%, 03/15/31(a)	1,180	1,211,735
5.38%, 08/21/28	1,145	1,171,041
5.45%, 03/02/28	1,425	1,459,122
5.45%, 03/15/34	930	946,349
5.60%, 03/02/33	1,305	1,347,107
5.63%, 08/21/33	1,775	1,836,181
Intuit Inc.
1.35%, 07/15/27	1,204	1,125,180
1.65%, 07/15/30(a)	1,215	1,047,676
5.13%, 09/15/28	1,362	1,397,318
5.20%, 09/15/33	1,910	1,956,932
5.25%, 09/15/26	1,175	1,191,550
5.50%, 09/15/53(a)	1,540	1,561,819

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
1.35%, 09/15/30	$1,139	$981,678
2.40%, 08/08/26	5,528	5,398,279
2.50%, 09/15/50	2,433	1,534,210
2.53%, 06/01/50	9,109	5,793,369
2.68%, 06/01/60	5,397	3,294,584
2.92%, 03/17/52(a)	8,194	5,614,739
3.04%, 03/17/62	2,841	1,874,133
3.30%, 02/06/27(a)	5,815	5,728,492
3.40%, 09/15/26(a)	1,353	1,339,627
3.40%, 06/15/27	1,043	1,027,968
3.45%, 08/08/36	2,286	2,056,023
3.50%, 02/12/35(a)	2,402	2,225,439
3.50%, 11/15/42	955	799,875
3.70%, 08/08/46	2,185	1,791,664
3.75%, 02/12/45(a)	910	783,476
3.95%, 08/08/56	710	587,351
4.00%, 02/12/55	815	681,218
4.10%, 02/06/37	1,353	1,292,631
4.20%, 11/03/35(a)	1,266	1,241,479
4.25%, 02/06/47(a)	1,380	1,268,890
4.45%, 11/03/45(a)	1,486	1,407,590
4.50%, 10/01/40(a)	581	578,975
4.50%, 06/15/47	572	529,774
4.50%, 02/06/57	925	852,957
4.75%, 11/03/55(a)	465	438,297
5.20%, 06/01/39(a)	605	637,431
5.30%, 02/08/41(a)	1,157	1,278,473
MSCI Inc.
3.25%, 08/15/33(b)	1,190	1,029,206
3.63%, 09/01/30(b)	1,670	1,548,422
3.63%, 11/01/31(b)	1,050	953,729
3.88%, 02/15/31(b)	1,130	1,051,000
4.00%, 11/15/29(b)	1,280	1,226,578
Open Text Corp., 6.90%, 12/01/27(b)	1,076	1,112,208
Oracle Corp.
1.65%, 03/25/26	3,720	3,608,839
2.30%, 03/25/28	3,204	3,002,203
2.65%, 07/15/26	4,382	4,273,387
2.80%, 04/01/27	3,355	3,239,259
2.88%, 03/25/31	4,952	4,434,393
2.95%, 04/01/30	5,019	4,604,005
3.25%, 11/15/27	4,360	4,218,405
3.25%, 05/15/30	1,010	938,795
3.60%, 04/01/40	4,419	3,525,614
3.60%, 04/01/50	6,581	4,697,933
3.65%, 03/25/41	3,369	2,668,317
3.80%, 11/15/37	2,606	2,221,935
3.85%, 07/15/36	1,868	1,629,264
3.85%, 04/01/60	5,081	3,576,926
3.90%, 05/15/35	1,914	1,711,381
3.95%, 03/25/51	4,796	3,614,434
4.00%, 07/15/46	4,447	3,492,261
4.00%, 11/15/47	3,307	2,575,950
4.10%, 03/25/61	2,237	1,642,212
4.13%, 05/15/45	2,911	2,354,026
4.20%, 09/27/29	2,410	2,363,470
4.30%, 07/08/34	2,709	2,538,004
4.38%, 05/15/55	1,579	1,259,656
4.50%, 05/06/28	1,375	1,375,215
4.50%, 07/08/44	1,646	1,412,983
Security	Par (000)	Value
Software (continued)
4.65%, 05/06/30	$1,270	$1,264,845
4.70%, 09/27/34(a)	2,500	2,401,399
4.80%, 08/03/28	2,350	2,370,378
4.90%, 02/06/33	2,320	2,289,180
5.25%, 02/03/32	1,650	1,674,543
5.38%, 07/15/40	3,337	3,245,796
5.38%, 09/27/54	2,765	2,586,581
5.50%, 08/03/35	2,825	2,885,834
5.50%, 09/27/64	1,865	1,737,132
5.55%, 02/06/53	3,395	3,249,368
6.00%, 08/03/55	2,825	2,885,925
6.13%, 07/08/39	1,839	1,944,405
6.13%, 08/03/65	1,875	1,913,994
6.15%, 11/09/29	2,045	2,164,573
6.25%, 11/09/32	3,415	3,658,665
6.50%, 04/15/38	1,805	1,967,445
6.90%, 11/09/52(a)	3,605	4,099,933
Roper Technologies Inc.
1.40%, 09/15/27	1,557	1,438,644
1.75%, 02/15/31	1,851	1,554,258
2.00%, 06/30/30	1,032	900,806
2.95%, 09/15/29	984	915,353
3.80%, 12/15/26	1,215	1,200,090
4.20%, 09/15/28	1,683	1,662,904
4.50%, 10/15/29(a)	740	736,835
4.75%, 02/15/32	745	738,358
4.90%, 10/15/34	1,475	1,450,531
Salesforce Inc.
1.50%, 07/15/28	1,781	1,626,242
1.95%, 07/15/31(a)	2,200	1,888,478
2.70%, 07/15/41	1,918	1,393,048
2.90%, 07/15/51	3,003	1,972,935
3.05%, 07/15/61(a)	1,845	1,165,361
3.70%, 04/11/28(a)	2,487	2,446,915
ServiceNow Inc., 1.40%, 09/01/30	2,648	2,235,992
Take-Two Interactive Software Inc.
3.70%, 04/14/27	1,250	1,226,855
4.00%, 04/14/32	1,125	1,062,315
4.95%, 03/28/28	1,770	1,786,018
5.00%, 03/28/26	922	926,398
5.40%, 06/12/29	825	844,560
5.60%, 06/12/34	470	484,711
VMware LLC
1.40%, 08/15/26	2,315	2,209,104
1.80%, 08/15/28	1,448	1,318,294
2.20%, 08/15/31	2,390	2,034,896
3.90%, 08/21/27	1,911	1,876,377
4.65%, 05/15/27	1,083	1,085,421
4.70%, 05/15/30	1,285	1,274,169
Workday Inc.
3.50%, 04/01/27	1,782	1,745,848
3.70%, 04/01/29	1,330	1,283,794
3.80%, 04/01/32	1,925	1,786,882
		282,264,273
Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30	1,440	1,313,167
3.63%, 04/22/29	1,525	1,459,857
4.38%, 07/16/42	2,275	1,971,086
4.38%, 04/22/49(a)	2,072	1,749,534
4.70%, 07/21/32	1,195	1,166,957
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.13%, 11/15/37	$625	$663,593
6.13%, 03/30/40	2,500	2,653,618
6.38%, 03/01/35	1,480	1,608,056
AT&T Inc.
1.65%, 02/01/28	3,798	3,501,495
1.70%, 03/25/26	4,169	4,045,606
2.25%, 02/01/32(a)	3,800	3,204,064
2.30%, 06/01/27(a)	3,942	3,752,847
2.55%, 12/01/33	5,609	4,617,386
2.75%, 06/01/31	4,557	4,047,222
2.95%, 07/15/26(a)	779	763,021
3.10%, 02/01/43	1,018	741,925
3.30%, 02/01/52	1,530	1,039,470
3.50%, 06/01/41	3,714	2,918,562
3.50%, 09/15/53	10,833	7,544,717
3.50%, 02/01/61(a)	945	627,147
3.55%, 09/15/55	10,860	7,530,718
3.65%, 06/01/51(a)	4,569	3,323,548
3.65%, 09/15/59	9,344	6,453,516
3.80%, 02/15/27	1,463	1,444,059
3.80%, 12/01/57	8,403	6,034,918
3.85%, 06/01/60	2,230	1,599,549
4.10%, 02/15/28	2,695	2,665,040
4.25%, 03/01/27	2,222	2,209,735
4.30%, 02/15/30	4,745	4,656,335
4.30%, 12/15/42	2,038	1,748,536
4.35%, 03/01/29(a)	4,390	4,348,289
4.35%, 06/15/45	1,730	1,461,561
4.50%, 05/15/35	3,800	3,591,624
4.50%, 03/09/48	2,470	2,090,906
4.55%, 03/09/49	1,470	1,260,739
4.65%, 06/01/44	821	724,323
4.75%, 05/15/46	2,690	2,394,427
4.80%, 06/15/44(a)	797	721,498
4.85%, 03/01/39	1,469	1,392,930
4.85%, 07/15/45(a)	520	467,764
4.90%, 08/15/37	916	882,486
5.15%, 03/15/42	471	442,649
5.15%, 11/15/46	1,195	1,124,401
5.15%, 02/15/50(a)	938	870,505
5.25%, 03/01/37	1,570	1,569,316
5.35%, 09/01/40	941	925,618
5.40%, 02/15/34	4,014	4,104,225
5.45%, 03/01/47(a)	883	854,803
5.55%, 08/15/41	743	740,538
5.65%, 02/15/47(a)	915	926,759
5.70%, 03/01/57(a)	665	652,379
6.00%, 08/15/40	703	733,801
6.15%, 09/15/34(a)	200	214,719
6.25%, 03/29/41(a)	280	294,976
6.30%, 01/15/38(a)	740	805,295
6.38%, 03/01/41(a)	568	613,390
6.55%, 02/15/39	587	649,496
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	1,225	872,465
4.30%, 07/29/49	962	777,015
4.46%, 04/01/48	1,758	1,466,577
5.10%, 05/11/33	1,550	1,535,324
5.20%, 02/15/34(a)	955	952,537
5.55%, 02/15/54(a)	965	929,872
Series US-4, 3.65%, 03/17/51	716	514,506
Security	Par (000)	Value
Telecommunications (continued)
Series US-5, 2.15%, 02/15/32(a)	$1,225	$1,021,668
Series US-6, 3.20%, 02/15/52(a)	1,080	707,767
Bharti Airtel Ltd., 3.25%, 06/03/31(b)	230	209,596
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	1,687	1,577,976
4.25%, 11/08/49(a)(b)	860	689,950
5.13%, 12/04/28	1,805	1,826,689
9.63%, 12/15/30	3,944	4,841,970
Cisco Systems Inc.
2.50%, 09/20/26(a)	2,132	2,080,104
4.55%, 02/24/28	1,290	1,297,055
4.75%, 02/24/30	1,400	1,414,782
4.80%, 02/26/27	2,285	2,311,026
4.85%, 02/26/29	3,045	3,088,863
4.95%, 02/26/31	3,310	3,374,390
4.95%, 02/24/32	1,400	1,418,086
5.05%, 02/26/34	3,005	3,049,229
5.10%, 02/24/35(a)	1,675	1,702,935
5.30%, 02/26/54(a)	2,880	2,874,864
5.35%, 02/26/64	1,460	1,441,656
5.50%, 01/15/40	3,050	3,155,745
5.50%, 02/24/55	1,065	1,092,130
5.90%, 02/15/39	2,926	3,164,396
Corning Inc.
3.90%, 11/15/49	751	580,961
4.38%, 11/15/57	1,110	902,466
4.70%, 03/15/37(a)	675	639,474
4.75%, 03/15/42	580	531,025
5.35%, 11/15/48(a)	826	797,787
5.45%, 11/15/79	1,266	1,190,364
5.75%, 08/15/40	681	696,471
5.85%, 11/15/68	473	474,522
7.25%, 08/15/36(a)	587	607,474
Deutsche Telekom AG, 3.63%, 01/21/50(a)(b)	1,832	1,367,400
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	1,278	1,255,298
4.38%, 06/21/28(b)	1,660	1,646,007
4.75%, 06/21/38(b)	991	942,039
4.88%, 03/06/42(b)	1,513	1,407,301
8.75%, 06/15/30(g)	5,359	6,288,551
9.25%, 06/01/32	1,201	1,501,291
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(a)(b)	540	453,835
4.75%, 08/01/26(b)	1,053	1,053,796
Juniper Networks Inc.
2.00%, 12/10/30	928	791,674
3.75%, 08/15/29(a)	859	826,535
5.95%, 03/15/41	611	619,456
Koninklijke KPN NV, 8.38%, 10/01/30	1,138	1,324,065
KT Corp.
2.50%, 07/18/26(b)	245	238,437
4.13%, 02/02/28(b)	10	9,885
Motorola Solutions Inc.
2.30%, 11/15/30	1,564	1,366,942
2.75%, 05/24/31	1,475	1,303,649
4.60%, 02/23/28	1,202	1,202,173
4.60%, 05/23/29	1,389	1,380,615
5.00%, 04/15/29	770	776,509
5.40%, 04/15/34	885	898,888
5.50%, 09/01/44	729	715,017
5.60%, 06/01/32(a)	960	992,114

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
NBN Co. Ltd.
1.45%, 05/05/26(b)	$1,711	$1,652,242
1.63%, 01/08/27(a)(b)	1,674	1,591,284
2.50%, 01/08/32(a)(b)	1,480	1,279,386
2.63%, 05/05/31(a)(b)	2,219	1,977,929
4.00%, 10/01/27(b)	990	979,188
4.25%, 10/01/29(b)	905	892,164
5.75%, 10/06/28(b)	1,120	1,162,978
6.00%, 10/06/33(a)(b)	1,040	1,122,615
Nokia OYJ
4.38%, 06/12/27	1,020	1,008,356
6.63%, 05/15/39	835	866,379
NTT Finance Corp.
1.16%, 04/03/26(b)	4,089	3,948,025
1.59%, 04/03/28(b)	2,385	2,182,375
2.07%, 04/03/31(b)	1,657	1,433,200
4.37%, 07/27/27(a)(b)	1,300	1,298,749
5.10%, 07/02/27(a)(b)	1,210	1,227,455
5.11%, 07/02/29(a)(b)	1,360	1,389,075
5.14%, 07/02/31(a)(b)	1,505	1,544,509
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	1,190	1,049,537
3.75%, 06/22/26(a)(b)	1,463	1,442,743
3.88%, 01/31/28(a)(b)	923	898,094
4.50%, 01/31/43(b)	885	795,852
4.63%, 10/10/34(b)	175	169,203
Orange SA
5.38%, 01/13/42	1,866	1,834,683
5.50%, 02/06/44(a)	965	968,169
9.00%, 03/01/31	3,708	4,487,544
Rogers Communications Inc.
2.90%, 11/15/26	1,112	1,080,744
3.20%, 03/15/27	2,246	2,180,575
3.70%, 11/15/49	1,493	1,064,653
3.80%, 03/15/32	3,036	2,768,384
4.30%, 02/15/48	1,152	922,485
4.35%, 05/01/49	1,798	1,437,644
4.50%, 03/15/42	1,148	988,240
4.50%, 03/15/43	738	628,555
4.55%, 03/15/52(a)	2,930	2,384,077
5.00%, 02/15/29	1,978	1,985,756
5.00%, 03/15/44	1,498	1,352,131
5.30%, 02/15/34	1,480	1,465,089
5.45%, 10/01/43	976	934,422
7.50%, 08/15/38	570	659,916
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,387	1,338,661
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	804	589,722
SES SA, 5.30%, 04/04/43(b)	605	426,961
Sprint Capital Corp.
6.88%, 11/15/28	2,995	3,203,481
8.75%, 03/15/32	2,915	3,507,500
Sprint LLC, 7.63%, 03/01/26	1,089	1,109,345
Telefonica Emisiones SA
4.10%, 03/08/27	2,063	2,044,392
4.67%, 03/06/38(a)	780	713,876
4.90%, 03/06/48(a)	1,921	1,665,977
5.21%, 03/08/47	3,587	3,267,386
5.52%, 03/01/49	1,928	1,816,003
7.05%, 06/20/36	2,842	3,187,150
Telefonica Europe BV, 8.25%, 09/15/30	2,120	2,443,127
Security	Par (000)	Value
Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27	$1,332	$1,287,110
3.40%, 05/13/32	1,626	1,468,397
3.70%, 09/15/27	1,252	1,226,070
4.30%, 06/15/49(a)	830	662,860
4.60%, 11/16/48	1,229	1,038,188
T-Mobile USA Inc.
2.05%, 02/15/28	3,024	2,821,810
2.25%, 11/15/31	1,852	1,576,338
2.40%, 03/15/29	1,115	1,021,002
2.55%, 02/15/31	3,577	3,149,722
2.63%, 04/15/26	1,850	1,812,742
2.63%, 02/15/29	1,937	1,789,737
2.70%, 03/15/32	1,745	1,508,464
2.88%, 02/15/31	1,835	1,636,973
3.00%, 02/15/41(a)	3,596	2,648,683
3.30%, 02/15/51	4,522	3,088,432
3.38%, 04/15/29	3,096	2,931,632
3.40%, 10/15/52	4,270	2,945,267
3.50%, 04/15/31	3,480	3,216,104
3.60%, 11/15/60	2,571	1,765,915
3.75%, 04/15/27	5,684	5,595,122
3.88%, 04/15/30	10,062	9,635,625
4.20%, 10/01/29	1,395	1,367,441
4.38%, 04/15/40	3,126	2,788,574
4.50%, 04/15/50	4,534	3,835,041
4.70%, 01/15/35(a)	1,725	1,667,590
4.75%, 02/01/28	2,595	2,599,533
4.80%, 07/15/28	2,005	2,016,935
4.85%, 01/15/29	2,070	2,085,365
4.95%, 03/15/28	2,585	2,607,591
5.05%, 07/15/33	3,895	3,883,600
5.15%, 04/15/34(a)	1,520	1,526,510
5.20%, 01/15/33	1,935	1,954,805
5.25%, 06/15/55	1,380	1,293,537
5.38%, 04/15/27	299	299,384
5.50%, 01/15/55	1,258	1,219,342
5.65%, 01/15/53	2,596	2,581,966
5.75%, 01/15/34	1,620	1,695,395
5.75%, 01/15/54	1,972	1,990,015
5.80%, 09/15/62	1,055	1,062,966
6.00%, 06/15/54(a)	1,490	1,556,505
Verizon Communications Inc.
1.50%, 09/18/30	2,375	2,012,717
1.68%, 10/30/30	1,873	1,591,195
1.75%, 01/20/31	3,442	2,910,188
2.10%, 03/22/28	4,160	3,872,961
2.36%, 03/15/32	6,645	5,631,223
2.55%, 03/21/31	5,498	4,836,823
2.63%, 08/15/26	2,107	2,054,686
2.65%, 11/20/40(a)	4,322	3,067,824
2.85%, 09/03/41	1,440	1,035,610
2.88%, 11/20/50(a)	3,558	2,282,235
2.99%, 10/30/56	5,376	3,329,078
3.00%, 03/22/27	1,446	1,405,800
3.00%, 11/20/60(a)	2,810	1,709,659
3.15%, 03/22/30	2,413	2,247,494
3.40%, 03/22/41	4,828	3,778,973
3.55%, 03/22/51	5,465	4,000,963
3.70%, 03/22/61	4,427	3,143,784
3.85%, 11/01/42	1,069	870,689
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.88%, 02/08/29	$2,878	$2,806,832
3.88%, 03/01/52	1,822	1,398,749
4.00%, 03/22/50	1,850	1,457,921
4.02%, 12/03/29	5,755	5,602,873
4.13%, 03/16/27	4,275	4,247,527
4.13%, 08/15/46	1,447	1,188,501
4.27%, 01/15/36	1,135	1,050,546
4.33%, 09/21/28(a)	6,333	6,288,276
4.40%, 11/01/34	2,870	2,725,193
4.50%, 08/10/33	3,267	3,149,370
4.52%, 09/15/48	1,985	1,720,814
4.67%, 03/15/55(a)	1,110	957,328
4.75%, 11/01/41	910	838,487
4.78%, 02/15/35(b)	560	546,818
4.81%, 03/15/39	1,875	1,775,272
4.86%, 08/21/46	3,360	3,090,724
5.01%, 04/15/49(a)	1,020	973,748
5.01%, 08/21/54	865	794,259
5.05%, 05/09/33	1,660	1,672,779
5.25%, 03/16/37	1,763	1,773,713
5.50%, 03/16/47	665	665,819
5.50%, 02/23/54(a)	1,035	1,027,128
5.85%, 09/15/35	645	679,190
6.40%, 09/15/33	625	686,226
6.55%, 09/15/43	1,275	1,426,315
7.75%, 12/01/30	970	1,111,268
Vodafone Group PLC
4.25%, 09/17/50	2,932	2,316,909
4.38%, 02/19/43	150	131,300
4.88%, 06/19/49	3,017	2,641,634
5.00%, 05/30/38(a)	592	575,388
5.13%, 06/19/59	594	525,775
5.25%, 05/30/48	1,396	1,311,280
5.63%, 02/10/53(a)	1,385	1,333,439
5.75%, 06/28/54	2,080	2,037,112
5.75%, 02/10/63	695	667,164
5.88%, 06/28/64	1,690	1,658,582
6.15%, 02/27/37(a)	1,035	1,105,834
6.25%, 11/30/32(a)	1,001	1,089,773
7.88%, 02/15/30	1,098	1,258,320
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	850	764,248
3.38%, 04/29/30(b)	155	145,519
4.10%, 07/14/51(b)	615	497,177
		496,809,201
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	1,282	1,244,407
3.55%, 11/19/26	1,018	998,536
3.90%, 11/19/29	1,710	1,631,779
5.10%, 05/15/44	607	541,028
6.05%, 05/14/34	680	700,448
6.35%, 03/15/40	759	791,022
Mattel Inc.
3.38%, 04/01/26(b)	290	285,609
3.75%, 04/01/29(b)	1,192	1,133,782
5.45%, 11/01/41(a)	620	578,575
5.88%, 12/15/27(b)	1,107	1,111,646
6.20%, 10/01/40(a)	490	497,090
		9,513,922
Security	Par (000)	Value
Transportation — 1.7%
AP Moller - Maersk A/S
4.50%, 06/20/29(b)	$1,499	$1,493,753
5.88%, 09/14/33(a)(b)	1,285	1,341,583
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	800	519,520
3.05%, 02/15/51	951	647,192
3.25%, 06/15/27	1,268	1,240,297
3.30%, 09/15/51	1,442	1,026,129
3.55%, 02/15/50	1,329	1,000,026
3.90%, 08/01/46	1,134	921,790
4.05%, 06/15/48	1,196	988,378
4.13%, 06/15/47	1,190	1,001,772
4.15%, 04/01/45	952	810,558
4.15%, 12/15/48	1,324	1,106,624
4.38%, 09/01/42	967	863,636
4.40%, 03/15/42	955	854,450
4.45%, 03/15/43	1,237	1,111,090
4.45%, 01/15/53	1,545	1,345,344
4.55%, 09/01/44	1,250	1,131,671
4.70%, 09/01/45	1,007	923,258
4.90%, 04/01/44	1,307	1,238,000
4.95%, 09/15/41	530	508,855
5.05%, 03/01/41	830	808,493
5.15%, 09/01/43	992	980,192
5.20%, 04/15/54(a)	2,100	2,048,798
5.40%, 06/01/41	817	825,308
5.50%, 03/15/55	1,630	1,657,916
5.75%, 05/01/40	1,265	1,336,159
6.15%, 05/01/37	977	1,074,419
6.20%, 08/15/36	499	551,057
7.95%, 08/15/30(a)	225	262,420
Canadian National Railway Co.
2.45%, 05/01/50	1,502	907,695
3.20%, 08/02/46	1,515	1,109,151
3.50%, 11/15/42(a)	160	125,977
3.65%, 02/03/48	629	491,881
3.85%, 08/05/32	1,242	1,163,857
4.38%, 09/18/34	970	932,200
4.40%, 08/05/52	915	796,457
4.45%, 01/20/49	976	863,942
4.50%, 11/07/43(a)	320	287,100
5.85%, 11/01/33(a)	260	277,994
6.13%, 11/01/53	215	240,157
6.20%, 06/01/36	490	537,272
6.25%, 08/01/34	801	884,664
6.38%, 11/15/37	570	636,070
6.71%, 07/15/36	115	131,155
6.90%, 07/15/28	1,010	1,082,750
Canadian Pacific Railway Co.
1.75%, 12/02/26	1,904	1,816,745
2.05%, 03/05/30(a)	1,057	938,216
2.45%, 12/02/31	1,315	1,142,291
2.88%, 11/15/29	907	842,737
3.00%, 12/02/41(a)	1,385	1,017,504
3.10%, 12/02/51	2,545	1,715,428
3.50%, 05/01/50	1,164	846,859
4.00%, 06/01/28	1,054	1,036,492
4.20%, 11/15/69	676	520,593
4.30%, 05/15/43	779	676,925
4.70%, 05/01/48(a)	791	711,598
4.80%, 09/15/35	690	678,831

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.80%, 08/01/45	$998	$915,066
4.95%, 08/15/45(a)	704	659,765
5.75%, 03/15/33(a)	450	474,531
5.75%, 01/15/42(a)	487	491,829
5.95%, 05/15/37	827	880,482
6.13%, 09/15/2115	721	770,878
7.13%, 10/15/31	635	715,303
Central Japan Railway Co., 4.25%, 11/24/45(b)	220	191,012
CH Robinson Worldwide Inc., 4.20%, 04/15/28(a)	1,283	1,263,529
CSX Corp.
2.40%, 02/15/30(a)	1,096	989,426
2.50%, 05/15/51	599	359,521
2.60%, 11/01/26	1,385	1,346,941
3.25%, 06/01/27	1,527	1,489,290
3.35%, 09/15/49(a)	1,080	777,229
3.80%, 03/01/28	1,410	1,385,217
3.80%, 11/01/46(a)	1,176	938,798
3.80%, 04/15/50	911	714,389
3.95%, 05/01/50	643	517,175
4.10%, 11/15/32	1,360	1,299,932
4.10%, 03/15/44	1,038	884,802
4.25%, 03/15/29	2,082	2,060,544
4.25%, 11/01/66(a)	585	462,890
4.30%, 03/01/48	1,364	1,164,709
4.40%, 03/01/43	605	540,900
4.50%, 03/15/49	678	596,766
4.50%, 11/15/52(a)	1,197	1,043,790
4.50%, 08/01/54	520	453,236
4.65%, 03/01/68	690	590,031
4.75%, 05/30/42	1,020	953,216
4.75%, 11/15/48	1,113	1,013,746
4.90%, 03/15/55(a)	340	313,822
5.20%, 11/15/33(a)	930	952,634
5.50%, 04/15/41	810	826,200
6.00%, 10/01/36	610	659,358
6.15%, 05/01/37	981	1,067,646
6.22%, 04/30/40	1,018	1,115,989
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(a)(b)	450	271,125
3.83%, 09/14/61(a)(b)	925	606,417
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30(a)(b)	800	745,660
3.69%, 09/13/61(b)	650	437,923
4.70%, 05/07/50(a)(b)	1,459	1,230,547
5.00%, 01/25/47(a)(b)	517	455,083
ENA Master Trust, 4.00%, 05/19/48(b)	190	139,745
FedEx Corp.
2.40%, 05/15/31(a)	995	862,375
3.10%, 08/05/29(a)	1,945	1,818,423
3.25%, 04/01/26(a)	1,442	1,423,718
3.25%, 05/15/41	1,245	914,587
3.40%, 02/15/28(a)	744	714,421
3.88%, 08/01/42	858	673,516
3.90%, 02/01/35	998	896,456
4.05%, 02/15/48(a)	1,588	1,233,951
4.10%, 04/15/43(a)	761	612,399
4.10%, 02/01/45	1,028	815,134
4.25%, 05/15/30	1,375	1,339,074
4.40%, 01/15/47	1,209	987,922
4.50%, 02/01/65(a)	198	145,995
Security	Par (000)	Value
Transportation (continued)
4.55%, 04/01/46	$1,848	$1,565,819
4.75%, 11/15/45	1,922	1,677,580
4.90%, 01/15/34(a)	870	859,200
4.95%, 10/17/48(a)	1,148	1,016,295
5.10%, 01/15/44	899	820,117
5.25%, 05/15/50(a)	1,837	1,681,622
Kirby Corp., 4.20%, 03/01/28	1,009	991,936
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)(b)	1,360	1,334,246
Norfolk Southern Corp.
2.30%, 05/15/31(a)	662	579,692
2.55%, 11/01/29(a)	1,151	1,053,293
2.90%, 06/15/26	662	650,024
2.90%, 08/25/51	815	522,455
3.00%, 03/15/32	849	755,838
3.05%, 05/15/50	1,272	852,752
3.15%, 06/01/27	613	596,873
3.16%, 05/15/55	1,084	709,689
3.40%, 11/01/49	699	501,212
3.70%, 03/15/53	681	505,823
3.80%, 08/01/28(a)	825	808,270
3.94%, 11/01/47	1,178	940,701
3.95%, 10/01/42	961	797,680
4.05%, 08/15/52	1,151	914,588
4.10%, 05/15/49	649	526,291
4.10%, 05/15/2121	660	475,354
4.15%, 02/28/48	1,122	930,876
4.45%, 03/01/33(a)	640	622,136
4.45%, 06/15/45	737	645,335
4.55%, 06/01/53	1,165	1,008,675
4.65%, 01/15/46	895	801,330
4.80%, 08/15/43	195	173,834
4.84%, 10/01/41	951	889,939
5.05%, 08/01/30	1,010	1,027,426
5.10%, 12/31/49	255	228,691
5.35%, 08/01/54(a)	1,425	1,397,344
5.55%, 03/15/34	745	777,170
5.95%, 03/15/64(a)	825	871,565
7.25%, 02/15/31(a)	560	631,225
7.80%, 05/15/27	725	774,676
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	1,043	1,080,164
Ryder System Inc.
1.75%, 09/01/26	647	620,437
2.85%, 03/01/27	894	864,175
2.90%, 12/01/26	809	785,532
4.30%, 06/15/27(a)	570	565,649
4.90%, 12/01/29	295	296,374
4.95%, 09/01/29	355	357,606
5.00%, 03/15/30	335	337,668
5.25%, 06/01/28(a)	920	936,730
5.30%, 03/15/27	650	659,417
5.38%, 03/15/29	625	640,525
5.50%, 06/01/29(a)	450	463,364
5.65%, 03/01/28	1,060	1,091,043
6.30%, 12/01/28	1,135	1,197,809
6.60%, 12/01/33(a)	765	837,494
TTX Co.
3.90%, 02/01/45(b)	100	81,964
4.20%, 07/01/46(a)(b)	700	601,792
4.60%, 02/01/49(b)	674	603,164
4.65%, 06/15/44(b)	110	95,784
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.05%, 11/15/34(b)	$340	$342,788
5.50%, 09/25/26(b)	823	835,358
5.65%, 12/01/52(a)(b)	525	547,066
5.75%, 11/22/33(b)	470	495,391
Union Pacific Corp.
2.15%, 02/05/27	979	941,086
2.38%, 05/20/31(a)	1,440	1,270,711
2.40%, 02/05/30	1,774	1,603,327
2.80%, 02/14/32	1,860	1,649,214
2.89%, 04/06/36	1,214	1,003,852
2.95%, 03/10/52	1,340	878,783
2.97%, 09/16/62	1,654	995,938
3.00%, 04/15/27	1,073	1,044,566
3.20%, 05/20/41	1,336	1,030,426
3.25%, 02/05/50	2,622	1,862,717
3.35%, 08/15/46	310	229,680
3.38%, 02/01/35(a)	685	610,158
3.38%, 02/14/42	690	543,564
3.50%, 02/14/53(a)	1,890	1,383,948
3.55%, 08/15/39	1,032	864,777
3.55%, 05/20/61	893	624,097
3.60%, 09/15/37	887	766,306
3.70%, 03/01/29	1,636	1,590,994
3.75%, 02/05/70	875	611,493
3.80%, 10/01/51	1,600	1,244,852
3.80%, 04/06/71	1,125	797,933
3.84%, 03/20/60	2,682	2,003,855
3.85%, 02/14/72	645	465,324
3.88%, 02/01/55	725	561,187
3.95%, 09/10/28	1,756	1,732,060
3.95%, 08/15/59	695	529,943
4.00%, 04/15/47	815	669,799
4.05%, 11/15/45	590	491,280
4.05%, 03/01/46	863	717,533
4.10%, 09/15/67	782	596,740
4.30%, 03/01/49	923	789,755
4.50%, 01/20/33(a)	1,300	1,279,690
4.50%, 09/10/48(a)	662	581,469
4.95%, 09/09/52	861	811,891
4.95%, 05/15/53(a)	785	737,386
5.10%, 02/20/35	1,075	1,088,696
5.15%, 01/20/63	405	382,448
5.60%, 12/01/54	1,075	1,098,034
6.63%, 02/01/29	622	673,421
United Parcel Service Inc.
2.40%, 11/15/26	1,103	1,069,477
2.50%, 09/01/29	954	878,311
3.05%, 11/15/27	1,941	1,881,387
3.40%, 03/15/29	1,499	1,442,382
3.40%, 11/15/46	910	677,028
3.40%, 09/01/49	993	722,467
3.63%, 10/01/42	726	583,665
3.75%, 11/15/47	1,870	1,464,281
4.25%, 03/15/49	784	658,859
4.45%, 04/01/30	1,362	1,362,261
4.88%, 03/03/33(a)	1,320	1,326,229
4.88%, 11/15/40	899	868,122
5.05%, 03/03/53(a)	1,665	1,569,864
5.15%, 05/22/34(a)	1,155	1,174,704
5.20%, 04/01/40	862	862,545
5.30%, 04/01/50(a)	1,905	1,863,824
Security	Par (000)	Value
Transportation (continued)
5.50%, 05/22/54(a)	$1,480	$1,485,861
5.60%, 05/22/64(a)	615	618,781
6.20%, 01/15/38	2,459	2,697,303
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(c)	450	509,877
Walmart Inc.
1.05%, 09/17/26(a)	1,845	1,760,448
1.50%, 09/22/28	1,935	1,766,389
1.80%, 09/22/31(a)	2,580	2,208,110
3.95%, 09/09/27	1,535	1,528,018
XPO Inc., 6.25%, 06/01/28(b)	1,360	1,375,641
		214,605,925
Trucking & Leasing — 0.3%
DAE Funding LLC, 3.38%, 03/20/28(a)(b)	820	775,677
GATX Corp.
1.90%, 06/01/31	515	431,264
3.10%, 06/01/51	535	345,746
3.25%, 09/15/26	558	546,820
3.50%, 03/15/28	328	316,982
3.50%, 06/01/32	541	489,317
3.85%, 03/30/27(a)	606	596,015
4.00%, 06/30/30	740	712,076
4.50%, 03/30/45	185	154,772
4.55%, 11/07/28	425	423,736
4.70%, 04/01/29	725	721,754
4.90%, 03/15/33(a)	565	559,235
5.20%, 03/15/44	290	274,085
5.40%, 03/15/27	310	313,963
5.45%, 09/15/33	510	519,873
5.50%, 06/15/35	700	707,947
6.05%, 03/15/34(a)	735	778,985
6.05%, 06/05/54	990	1,014,346
6.90%, 05/01/34	1,025	1,145,952
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26(b)	1,297	1,248,564
3.35%, 11/01/29(b)	713	667,769
3.40%, 11/15/26(b)	1,058	1,036,213
4.20%, 04/01/27(b)	947	937,723
4.40%, 07/01/27(b)	1,097	1,088,739
5.25%, 07/01/29(b)	710	720,102
5.25%, 02/01/30(b)	925	938,639
5.35%, 01/12/27(b)	585	591,462
5.35%, 03/30/29(a)(b)	680	692,747
5.55%, 05/01/28(a)(b)	970	991,867
5.70%, 02/01/28(b)	1,275	1,307,421
5.75%, 05/24/26(b)	715	723,430
5.88%, 11/15/27(b)	870	895,256
6.05%, 08/01/28(b)	1,790	1,859,288
6.20%, 06/15/30(a)(b)	640	677,558
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(b)	955	913,975
2.30%, 06/15/28(b)	745	687,651
5.30%, 04/03/29(a)(b)	975	988,729
5.45%, 05/03/28(b)	805	819,598
5.55%, 04/03/34(b)	1,260	1,276,648
5.70%, 07/25/33(b)	1,435	1,475,767
		31,367,691

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	$620	$594,521
3.38%, 01/20/27(a)	532	513,542
		1,108,063
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	780	675,037
2.80%, 05/01/30	960	877,543
2.95%, 09/01/27	977	941,849
3.00%, 12/01/26(a)	525	511,079
3.25%, 06/01/51	750	517,088
3.45%, 06/01/29	916	875,873
3.45%, 05/01/50	824	591,496
3.75%, 09/01/28(a)	657	639,016
3.75%, 09/01/47	956	738,565
4.00%, 12/01/46	611	488,232
4.15%, 06/01/49	878	715,399
4.20%, 09/01/48	1,017	838,721
4.30%, 12/01/42	541	472,957
4.30%, 09/01/45	376	319,507
4.45%, 06/01/32	875	847,992
5.15%, 03/01/34	745	750,094
5.25%, 03/01/35	1,250	1,263,587
5.45%, 03/01/54(a)	900	880,904
6.59%, 10/15/37	799	905,511
Essential Utilities Inc.
2.40%, 05/01/31	830	723,422
2.70%, 04/15/30	819	742,207
3.35%, 04/15/50	637	435,467
3.57%, 05/01/29(a)	905	862,084
4.28%, 05/01/49	821	663,155
4.80%, 08/15/27	550	553,210
5.30%, 05/01/52	720	675,856
5.38%, 01/15/34	390	394,636
United Utilities PLC, 6.88%, 08/15/28	330	350,188
		19,250,675
Total Corporate Bonds & Notes — 98.3% (Cost: $12,997,222,412)		12,333,888,002
Foreign Government Obligations
South Korea — 0.2%
Korea Electric Power Corp.
4.00%, 06/14/27(b)	400	396,204
4.88%, 01/31/27(a)(b)	1,610	1,623,494
5.13%, 04/23/34(b)	455	465,937
5.38%, 04/06/26(b)	115	116,151
5.38%, 07/31/26(a)(b)	640	647,965
5.50%, 04/06/28(b)	525	539,976
7.00%, 02/01/27(a)	910	955,397
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	930	889,652
2.00%, 07/13/31(b)	960	825,806
2.25%, 07/18/26(b)	150	145,652
3.13%, 07/20/27(b)	1,291	1,254,510
3.50%, 07/02/26(a)(b)	715	706,378
3.88%, 07/13/27(a)(b)	1,190	1,176,368
4.88%, 07/05/28(b)	40	40,487
5.00%, 07/08/29(b)	795	810,752
Security	Par (000)	Value
South Korea (continued)
Korea Housing Finance Corp.
4.13%, 03/12/28(b)	$300	$296,838
4.63%, 02/24/28(a)(b)	720	723,808
4.63%, 02/24/33(a)(b)	693	688,643
4.88%, 08/27/27(a)(b)	400	404,539
5.13%, 01/21/30(b)	215	220,556
5.38%, 11/15/26(a)(b)	1,270	1,290,247
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	585	563,952
3.13%, 07/25/27(a)(b)	1,210	1,173,192
4.25%, 07/27/27(b)	255	253,678
4.63%, 07/29/29(b)	345	345,371
5.00%, 07/18/28(b)	200	202,917
Korea National Oil Corp.
1.25%, 04/07/26(b)	1,000	966,017
2.38%, 04/07/31(b)	970	854,557
2.50%, 10/24/26(b)	143	138,632
2.63%, 04/18/32(b)	500	435,683
3.38%, 03/27/27(b)	500	489,276
4.88%, 04/03/29(b)	1,000	1,011,514
		20,654,149
Total Foreign Government Obligations — 0.2% (Cost: $20,753,922)		20,654,149
Total Long-Term Investments — 98.5% (Cost: $13,017,976,334)		12,354,542,151
	Shares
Short-Term Securities
Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(h)(i)(j)	1,365,750,747	1,366,433,622
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(h)(i)	11,310,000	11,310,000
Total Short-Term Securities — 11.0% (Cost: $1,377,284,976)		1,377,743,622
Total Investments — 109.5% (Cost: $14,395,261,310)		13,732,285,773
Liabilities in Excess of Other Assets — (9.5)%		(1,189,824,492)
Net Assets — 100.0%		$12,542,461,281

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,213,303,118	$153,139,541 (a)	$—	$(70,994)	$61,957	$1,366,433,622	1,365,750,747	$3,415,259 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	14,600,000	—	(3,290,000)(a)	—	—	11,310,000	11,310,000	1,400,594	—
				$(70,994)	$61,957	$1,377,743,622		$4,815,853	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$12,333,888,002	$—	$12,333,888,002
Foreign Government Obligations	—	20,654,149	—	20,654,149
Short-Term Securities
Money Market Funds	1,377,743,622	—	—	1,377,743,622
	$1,377,743,622	$12,354,542,151	$—	$13,732,285,773
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28(a)	$3,545	$3,537,130
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	8,983	8,884,879
		12,422,009
Aerospace & Defense — 1.1%
Airbus SE, 3.15%, 04/10/27(a)(b)	4,452	4,334,294
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	2,510	2,666,850
BAE Systems PLC
5.00%, 03/26/27(b)	4,680	4,720,389
5.13%, 03/26/29(b)	8,860	8,973,772
Boeing Co. (The)
2.25%, 06/15/26	2,425	2,347,147
2.70%, 02/01/27	6,120	5,885,014
2.80%, 03/01/27(a)	2,099	2,019,717
2.95%, 02/01/30(a)	2,345	2,127,170
3.10%, 05/01/26	3,854	3,784,694
3.20%, 03/01/29(a)	6,650	6,218,246
3.25%, 02/01/28(a)	6,853	6,547,569
3.25%, 03/01/28	2,185	2,087,244
3.45%, 11/01/28(a)	2,174	2,068,992
5.04%, 05/01/27	11,987	12,030,804
6.26%, 05/01/27	6,000	6,163,720
6.30%, 05/01/29	9,645	10,105,351
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)	884	922,869
General Dynamics Corp.
1.15%, 06/01/26	2,750	2,647,665
2.13%, 08/15/26	3,187	3,092,880
2.63%, 11/15/27(a)	1,730	1,655,375
3.50%, 04/01/27(a)	5,640	5,551,614
3.75%, 05/15/28	6,707	6,579,857
HEICO Corp., 5.25%, 08/01/28(a)	4,177	4,258,223
Hexcel Corp., 4.20%, 02/15/27	2,365	2,333,068
Howmet Aerospace Inc.
3.00%, 01/15/29(a)	3,715	3,496,802
5.90%, 02/01/27	3,590	3,669,436
6.75%, 01/15/28(a)	3,105	3,282,150
L3Harris Technologies Inc.
2.90%, 12/15/29	2,975	2,737,365
3.85%, 12/15/26	3,628	3,585,737
4.40%, 06/15/28	11,148	11,053,247
5.05%, 06/01/29	5,900	5,973,339
5.40%, 01/15/27	5,505	5,582,869
Lockheed Martin Corp.
4.45%, 05/15/28	3,455	3,469,178
4.50%, 02/15/29(a)	4,965	4,972,162
5.10%, 11/15/27(a)	4,547	4,640,287
Northrop Grumman Corp.
3.20%, 02/01/27	4,022	3,933,836
3.25%, 01/15/28	12,205	11,790,763
4.60%, 02/01/29	3,735	3,746,584
Rolls-Royce PLC, 5.75%, 10/15/27(b)	5,825	5,929,250
RTX Corp.
2.65%, 11/01/26	4,401	4,286,349
3.13%, 05/04/27	6,757	6,560,604
3.50%, 03/15/27	6,988	6,857,080
4.13%, 11/16/28	18,676	18,407,120
Security	Par (000)	Value
Aerospace & Defense (continued)
5.75%, 11/08/26	$7,422	$7,565,683
5.75%, 01/15/29	3,313	3,447,095
6.70%, 08/01/28	2,765	2,938,911
7.20%, 08/15/27(a)	1,890	2,004,553
7.50%, 09/15/29	3,265	3,644,431
		242,697,355
Agriculture — 1.0%
Altria Group Inc.
2.63%, 09/16/26	3,000	2,916,781
4.80%, 02/14/29(a)	12,272	12,307,666
4.88%, 02/04/28	1,110	1,118,631
6.20%, 11/01/28	3,720	3,913,176
Archer-Daniels-Midland Co., 2.50%, 08/11/26(a)	6,233	6,073,264
BAT Capital Corp.
2.26%, 03/25/28	11,496	10,713,910
3.22%, 09/06/26(a)	6,468	6,336,235
3.46%, 09/06/29(a)	3,477	3,293,611
3.56%, 08/15/27	14,257	13,906,451
4.70%, 04/02/27	5,715	5,723,289
BAT International Finance PLC
1.67%, 03/25/26	8,689	8,421,764
4.45%, 03/16/28	6,677	6,634,475
5.93%, 02/02/29(a)	6,485	6,747,690
Bunge Ltd. Finance Corp.
3.25%, 08/15/26(a)	4,308	4,227,741
3.75%, 09/25/27(a)	4,055	3,978,146
4.10%, 01/07/28	2,720	2,687,430
4.20%, 09/17/29(a)	5,980	5,872,239
Cargill Inc.
3.25%, 05/23/29(a)(b)	3,955	3,775,346
3.63%, 04/22/27(b)	3,650	3,597,516
4.50%, 06/24/26(a)(b)	3,445	3,456,206
4.63%, 02/11/28(a)(b)	2,250	2,262,216
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	4,544	4,472,624
3.88%, 07/26/29(b)	6,820	6,540,503
5.50%, 02/01/30(b)	8,095	8,280,521
6.13%, 07/27/27(b)	6,341	6,538,310
Philip Morris International Inc.
0.88%, 05/01/26	4,270	4,100,212
3.13%, 08/17/27(a)	2,905	2,823,190
3.13%, 03/02/28(a)	2,475	2,383,426
3.38%, 08/15/29(a)	5,694	5,417,784
4.38%, 11/01/27	4,960	4,945,561
4.63%, 11/01/29(a)	4,555	4,561,681
4.75%, 02/12/27	4,830	4,860,567
4.88%, 02/15/28(a)	10,653	10,787,223
4.88%, 02/13/29	7,200	7,265,091
5.13%, 11/17/27	9,343	9,493,588
5.13%, 02/15/30	984	1,001,933
5.25%, 09/07/28	4,015	4,109,392
5.63%, 11/17/29(a)	7,850	8,180,979
Viterra Finance BV
2.00%, 04/21/26(b)	3,787	3,655,492
4.90%, 04/21/27(b)	2,855	2,848,189
		220,230,049
Airlines — 0.3%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)(b)	4,070	4,016,701
Delta Air Lines Inc.
3.75%, 10/28/29(a)	3,400	3,199,145
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
4.38%, 04/19/28	$1,765	$1,735,061
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)(b)	20,874	20,739,042
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	12,433	12,517,627
Southwest Airlines Co.
2.63%, 02/10/30(a)	2,555	2,291,218
3.00%, 11/15/26	1,207	1,176,140
3.45%, 11/16/27	1,270	1,231,245
5.13%, 06/15/27	10,611	10,711,337
		57,617,516
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	4,932	4,789,773
2.75%, 03/27/27	6,035	5,857,410
Tapestry Inc., 4.13%, 07/15/27(a)	1,880	1,854,358
		12,501,541
Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.30%, 09/09/26	4,968	4,742,541
2.00%, 03/24/28	5,455	5,063,786
2.25%, 01/12/29	3,990	3,656,925
2.30%, 09/09/26	3,103	3,007,741
2.35%, 01/08/27	2,532	2,438,898
3.50%, 02/15/28(a)	2,090	2,032,973
4.40%, 10/05/26	3,695	3,692,872
4.40%, 09/05/29	6,410	6,333,572
4.45%, 10/22/27(a)	4,510	4,505,834
4.70%, 01/12/28(a)	3,678	3,706,637
4.90%, 03/12/27	4,590	4,628,926
4.90%, 07/09/27(a)	3,850	3,887,002
4.90%, 03/13/29(a)	5,355	5,412,492
5.13%, 07/07/28	3,539	3,603,779
5.25%, 07/07/26	5,595	5,655,608
5.65%, 11/15/28	5,205	5,382,865
BMW Finance NV, 2.85%, 08/14/29(a)(b)	3,520	3,267,453
BMW U.S. Capital LLC
1.25%, 08/12/26(a)(b)	3,856	3,685,428
2.80%, 04/11/26(a)(b)	6,603	6,490,102
3.30%, 04/06/27(a)(b)	3,257	3,180,114
3.45%, 04/01/27(a)(b)	3,078	3,016,143
3.63%, 04/18/29(a)(b)	4,105	3,932,505
3.75%, 04/12/28(a)(b)	4,680	4,570,516
3.95%, 08/14/28(a)(b)	3,325	3,253,463
4.60%, 08/13/27(a)(b)	3,935	3,940,047
4.65%, 08/13/26(a)(b)	2,075	2,080,464
4.65%, 08/13/29(a)(b)	4,010	3,993,994
4.90%, 04/02/27(a)(b)	3,855	3,883,551
4.90%, 04/02/29(a)(b)	5,275	5,298,697
5.05%, 04/02/26(a)(b)	3,829	3,856,018
5.05%, 08/11/28(a)(b)	6,315	6,388,574
Cummins Inc.
4.90%, 02/20/29(a)	4,150	4,213,024
7.13%, 03/01/28(a)	5,978	6,417,227
Daimler Truck Finance North America LLC
2.00%, 12/14/26(a)(b)	8,318	7,955,343
2.38%, 12/14/28(a)(b)	4,785	4,410,309
3.65%, 04/07/27(b)	4,398	4,310,455
4.95%, 01/13/28(b)	1,575	1,588,041
Security	Par (000)	Value
Auto Manufacturers (continued)
5.00%, 01/15/27(a)(b)	$3,390	$3,412,154
5.13%, 09/25/27(b)	3,105	3,142,642
5.13%, 01/19/28(b)	3,085	3,121,788
5.13%, 09/25/29(b)	3,205	3,250,130
5.25%, 01/13/30(a)(b)	4,910	4,971,100
5.40%, 09/20/28(a)(b)	3,435	3,516,428
Ford Motor Co.
4.35%, 12/08/26(a)	9,150	8,992,195
6.63%, 10/01/28(a)	1,975	2,068,884
Ford Motor Credit Co. LLC
2.70%, 08/10/26	9,855	9,493,274
2.90%, 02/16/28	4,645	4,325,761
2.90%, 02/10/29(a)	4,255	3,836,126
3.82%, 11/02/27(a)	4,835	4,627,569
4.13%, 08/17/27	7,860	7,591,279
4.27%, 01/09/27	5,978	5,849,744
4.54%, 08/01/26	5,150	5,101,053
4.95%, 05/28/27	9,455	9,350,421
5.11%, 05/03/29	10,700	10,403,111
5.13%, 11/05/26	5,980	5,962,415
5.30%, 09/06/29	5,895	5,773,898
5.80%, 03/05/27	9,355	9,421,586
5.80%, 03/08/29	10,205	10,218,042
5.85%, 05/17/27	8,475	8,541,603
5.88%, 11/07/29	7,155	7,164,025
6.80%, 05/12/28(a)	9,190	9,491,177
6.80%, 11/07/28	7,500	7,786,285
6.95%, 03/06/26	5,640	5,722,069
6.95%, 06/10/26	4,890	4,983,139
7.35%, 11/04/27	9,360	9,740,688
General Motors Co.
4.20%, 10/01/27	5,141	5,065,170
5.00%, 10/01/28(a)	4,890	4,909,161
5.40%, 10/15/29(a)	6,495	6,568,434
6.80%, 10/01/27	6,125	6,398,736
General Motors Financial Co. Inc.
1.50%, 06/10/26	7,041	6,756,538
2.35%, 02/26/27	6,883	6,581,719
2.40%, 04/10/28	6,875	6,382,015
2.40%, 10/15/28	7,077	6,477,571
2.70%, 08/20/27	6,507	6,194,666
3.85%, 01/05/28(a)	2,470	2,405,455
4.00%, 10/06/26	4,732	4,675,945
4.30%, 04/06/29	7,250	7,028,196
4.35%, 01/17/27(a)	8,328	8,255,613
4.90%, 10/06/29	6,740	6,658,344
5.00%, 04/09/27	8,569	8,600,871
5.05%, 04/04/28	4,500	4,507,163
5.25%, 03/01/26	7,132	7,154,567
5.35%, 07/15/27(a)	5,165	5,221,757
5.35%, 01/07/30(a)	7,985	8,016,353
5.40%, 04/06/26	9,625	9,681,574
5.40%, 05/08/27	4,360	4,408,864
5.55%, 07/15/29	8,165	8,292,138
5.65%, 01/17/29(a)	3,700	3,777,699
5.80%, 06/23/28	8,796	9,030,572
5.80%, 01/07/29	9,970	10,219,644
6.00%, 01/09/28(a)	4,755	4,900,181
Honda Motor Co. Ltd., 2.53%, 03/10/27(a)	11,380	10,966,384
Hyundai Capital America
1.50%, 06/15/26(a)(b)	5,268	5,065,148

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
1.65%, 09/17/26(a)(b)	$6,225	$5,950,950
1.80%, 01/10/28(a)(b)	4,300	3,962,825
2.00%, 06/15/28(b)	5,480	5,019,297
2.10%, 09/15/28(b)	5,130	4,678,213
2.38%, 10/15/27(a)(b)	4,695	4,425,687
2.75%, 09/27/26(a)(b)	3,154	3,064,016
3.00%, 02/10/27(b)	3,919	3,794,476
3.50%, 11/02/26(a)(b)	4,241	4,160,890
4.30%, 09/24/27(a)(b)	4,270	4,228,954
4.55%, 09/26/29(a)(b)	5,390	5,325,037
4.88%, 11/01/27(a)(b)	4,450	4,465,357
5.00%, 01/07/28(b)	1,100	1,107,455
5.25%, 01/08/27(b)	4,310	4,353,333
5.28%, 06/24/27(b)	4,360	4,415,535
5.30%, 03/19/27(b)	5,360	5,416,941
5.30%, 01/08/29(a)(b)	4,395	4,464,136
5.30%, 06/24/29(a)(b)	5,495	5,590,112
5.30%, 01/08/30(b)	4,555	4,630,998
5.35%, 03/19/29(b)	3,350	3,405,155
5.45%, 06/24/26(a)(b)	3,480	3,515,261
5.50%, 03/30/26(a)(b)	7,215	7,281,083
5.60%, 03/30/28(a)(b)	4,975	5,088,335
5.65%, 06/26/26(a)(b)	4,650	4,706,136
5.68%, 06/26/28(b)	6,250	6,409,176
5.95%, 09/21/26(a)(b)	4,305	4,386,429
6.10%, 09/21/28(b)	4,860	5,058,629
6.50%, 01/16/29(b)	4,410	4,658,622
Hyundai Capital Services Inc.
2.50%, 01/24/27(a)(b)	3,785	3,639,179
3.63%, 08/29/27(a)(b)	1,230	1,203,021
5.13%, 02/05/27(b)	855	863,121
5.13%, 02/05/29(a)(b)	2,780	2,811,583
5.25%, 01/22/28(a)(b)	1,910	1,937,399
Kia Corp.
1.75%, 10/16/26(b)	2,805	2,679,287
2.75%, 02/14/27(a)(b)	4,260	4,114,502
3.25%, 04/21/26(a)(b)	995	980,221
3.50%, 10/25/27(b)	380	369,894
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(a)(b)	5,844	5,672,184
3.10%, 08/15/29(a)(b)	3,475	3,248,816
3.45%, 01/06/27(a)(b)	4,728	4,641,062
3.75%, 02/22/28(a)(b)	5,820	5,674,524
4.30%, 02/22/29(a)(b)	1,425	1,400,596
4.75%, 08/01/27(a)(b)	4,245	4,262,236
4.80%, 03/30/26(a)(b)	5,490	5,509,737
4.80%, 11/13/26(a)(b)	3,835	3,856,894
4.80%, 01/11/27(a)(b)	5,000	5,024,718
4.80%, 03/30/28(b)	6,312	6,337,796
4.80%, 08/01/29(a)(b)	5,705	5,715,513
4.85%, 01/11/29(a)(b)	5,540	5,559,177
4.88%, 07/31/26(a)(b)	4,415	4,439,737
4.90%, 11/15/27(a)(b)	4,320	4,340,482
5.10%, 08/03/28(b)	5,715	5,783,802
5.10%, 11/15/29(a)(b)	4,210	4,261,670
5.20%, 08/03/26(b)	4,480	4,527,075
5.25%, 11/29/27(b)	3,233	3,281,052
PACCAR Financial Corp.
1.10%, 05/11/26(a)	1,507	1,452,299
2.00%, 02/04/27(a)	1,522	1,459,231
4.00%, 09/26/29	3,105	3,050,888
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 03/30/26	$2,548	$2,551,039
4.45%, 08/06/27	3,719	3,735,385
4.55%, 03/03/28	3,000	3,021,009
4.60%, 01/10/28(a)	2,010	2,029,994
4.60%, 01/31/29(a)	4,175	4,214,059
4.95%, 08/10/28(a)	790	806,379
5.00%, 05/13/27	3,359	3,410,769
5.05%, 08/10/26	1,773	1,792,465
5.20%, 11/09/26	3,185	3,237,143
Series R, 4.50%, 11/25/26(a)	3,194	3,209,429
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(a)(b)	5,859	5,522,510
5.63%, 01/12/28(a)(b)	3,210	3,264,024
Toyota Motor Corp.
1.34%, 03/25/26(a)	6,419	6,220,062
2.76%, 07/02/29(a)	3,170	2,976,503
3.67%, 07/20/28(a)	3,535	3,481,966
5.12%, 07/13/28(a)	3,638	3,726,529
5.28%, 07/13/26	3,495	3,539,509
Toyota Motor Credit Corp.
1.13%, 06/18/26	6,545	6,291,518
1.15%, 08/13/27(a)	2,620	2,431,717
1.90%, 01/13/27	5,770	5,524,440
1.90%, 04/06/28	2,678	2,491,360
2.15%, 02/13/30	1,359	1,214,477
3.05%, 03/22/27(a)	9,255	9,024,647
3.05%, 01/11/28	1,965	1,899,506
3.20%, 01/11/27	2,980	2,923,881
3.65%, 01/08/29	3,545	3,444,236
4.35%, 10/08/27(a)	7,828	7,828,057
4.45%, 05/18/26	8,450	8,468,433
4.45%, 06/29/29	5,240	5,235,292
4.55%, 08/07/26(a)	3,379	3,391,839
4.55%, 09/20/27	6,730	6,776,331
4.55%, 08/09/29(a)	6,440	6,444,582
4.60%, 01/08/27(a)	3,860	3,884,539
4.63%, 01/12/28(a)	6,510	6,564,065
4.65%, 01/05/29	5,450	5,495,629
4.95%, 01/09/30(a)	4,515	4,600,307
5.00%, 08/14/26(a)	4,417	4,461,157
5.05%, 05/16/29	6,430	6,553,176
5.20%, 05/15/26	3,260	3,295,975
5.25%, 09/11/28(a)	5,245	5,383,992
5.40%, 11/20/26	5,780	5,887,790
5.45%, 11/10/27(a)	4,645	4,770,691
Series B, 5.00%, 03/19/27(a)	5,890	5,968,474
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	3,550	3,242,482
3.20%, 09/26/26(b)	3,398	3,315,966
4.35%, 06/08/27(a)(b)	7,261	7,168,484
4.60%, 06/08/29(a)(b)	2,445	2,398,623
4.75%, 11/13/28(a)(b)	7,770	7,700,148
4.85%, 08/15/27(a)(b)	3,345	3,340,194
4.90%, 08/14/26(a)(b)	3,220	3,223,173
4.95%, 08/15/29(a)(b)	4,510	4,489,260
5.25%, 03/22/29(a)(b)	6,470	6,494,655
5.30%, 03/22/27(a)(b)	4,195	4,226,226
5.40%, 03/20/26(b)	4,090	4,108,417
5.65%, 09/12/28(b)	4,470	4,553,016
5.70%, 09/12/26(b)	5,055	5,119,737
6.00%, 11/16/26(a)(b)	4,840	4,929,366
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.20%, 11/16/28(a)(b)	$4,565	$4,737,543
		1,007,245,892
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29	2,405	2,367,492
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	4,255	4,198,711
BorgWarner Inc.
2.65%, 07/01/27(a)	6,538	6,249,285
4.95%, 08/15/29(a)	4,585	4,601,624
Denso Corp.
1.24%, 09/16/26(a)(b)	2,361	2,248,029
4.42%, 09/11/29(b)	3,830	3,813,791
Lear Corp.
3.80%, 09/15/27	3,223	3,154,123
4.25%, 05/15/29	3,150	3,062,432
LG Energy Solution Ltd.
5.38%, 07/02/27(a)(b)	925	934,695
5.38%, 07/02/29(a)(b)	4,830	4,901,389
5.63%, 09/25/26(b)	350	354,159
5.75%, 09/25/28(a)(b)	5,665	5,820,552
Magna International Inc.
5.05%, 03/14/29(a)	2,840	2,866,580
5.98%, 03/21/26(a)	575	574,988
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(b)	415	420,087
		45,567,937
Banks — 31.0%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(b)(c)	2,735	2,629,087
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)(c)	10,284	9,477,845
4.72%, 01/22/27(b)	30	30,223
4.80%, 04/18/26(a)(b)	5,486	5,476,742
4.99%, 12/03/28, (1-year CMT + 0.780%)(b)(c)	3,540	3,558,466
6.34%, 09/18/27, (1-year CMT + 1.650%)(b)(c)	6,630	6,796,537
AIB Group PLC, 6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)(c)	6,430	6,807,114
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(b)(c)	2,815	2,849,823
5.90%, 07/10/34, (5-year CMT + 1.500%)(b)(c)	1,005	1,036,248
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	1,489	1,430,665
2.55%, 02/13/30(b)	4,500	4,104,484
3.45%, 07/17/27(b)	2,643	2,584,073
3.45%, 01/21/28(a)(b)	3,200	3,117,288
5.36%, 08/14/28(b)	6,085	6,257,325
ASB Bank Ltd.
1.63%, 10/22/26(b)	2,485	2,378,540
5.35%, 06/15/26(a)(b)	1,425	1,442,948
5.40%, 11/29/27(b)	3,290	3,370,664
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/26(a)(b)	6,858	6,836,884
5.73%, 09/18/34, (5-year CMT + 1.618%)(a)(b)(c)	5,080	5,195,376
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(a)	$4,000	$3,962,928
4.42%, 12/16/26	6,905	6,926,128
4.62%, 12/16/29	6,165	6,211,099
4.75%, 01/18/27(a)	5,382	5,426,591
4.90%, 07/16/27	4,930	4,998,130
5.00%, 03/18/26	4,250	4,279,581
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	6,695	6,849,674
6.14%, 09/14/28, (1-year CMT + 2.700%)(c)	6,265	6,451,650
Banco de Bogota SA, 4.38%, 08/03/27(a)(b)	2,435	2,363,341
Banco de Credito del Peru SA, 5.85%, 01/11/29(a)(b)	750	771,454
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,885	1,827,839
Banco General SA, 4.13%, 08/07/27(a)(b)	2,385	2,321,559
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)(b)	2,585	2,545,529
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	300	292,169
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	2,260	2,278,103
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	9,476	9,060,768
1.85%, 03/25/26	7,048	6,841,873
3.31%, 06/27/29	6,330	5,974,686
3.80%, 02/23/28(a)	6,730	6,561,612
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)(c)	9,865	9,758,323
4.25%, 04/11/27(a)	6,635	6,573,496
4.38%, 04/12/28	8,285	8,187,421
5.29%, 08/18/27	12,583	12,736,034
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)(c)	8,890	9,004,844
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	7,955	8,116,463
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)(c)	2,750	2,789,517
5.57%, 01/17/30(a)	5,070	5,198,558
5.59%, 08/08/28(a)	10,035	10,323,449
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	6,760	6,961,101
6.61%, 11/07/28(a)	8,185	8,697,642
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27(a)(b)	1,499	1,490,274
4.45%, 09/19/28(b)	220	217,849
5.30%, 09/21/28(b)	4,274	4,350,530
9.03%, 03/15/29(a)(b)	816	935,665
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	36,151	34,773,465
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	20,506	18,909,304
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)(c)	9,235	8,270,939
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	14,273	13,736,329
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	6,740	6,201,225
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	17,027	15,938,831
3.25%, 10/21/27	16,246	15,768,566

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	$37,122	$35,856,737
3.50%, 04/19/26	13,641	13,494,874
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(c)	18,412	18,191,113
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(c)	12,547	12,227,448
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)(c)	13,149	12,883,463
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(c)	15,965	15,739,072
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	18,443	18,084,266
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	20,130	19,546,013
4.25%, 10/22/26	12,517	12,460,754
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	20,265	19,979,082
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)(c)	14,647	14,557,348
4.45%, 03/03/26	12,375	12,361,756
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	19,076	19,205,621
4.98%, 01/24/29(a)(c)	18,670	18,835,486
5.16%, 01/24/31(c)	23,325	23,613,240
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	21,140	21,438,421
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	18,910	19,573,698
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	10,215	10,418,141
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	12,864	13,350,067
6.22%, 09/15/26(a)	3,174	3,254,087
Series L, 4.18%, 11/25/27	13,586	13,450,340
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(c)	17,396	16,891,068
Bank of America NA, 5.53%, 08/18/26	8,235	8,369,399
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(b)(c)	3,090	2,962,377
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)(c)	7,120	7,279,035
Bank of Montreal
1.25%, 09/15/26	9,489	9,050,025
2.65%, 03/08/27(a)	8,502	8,229,712
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)(c)	7,870	7,611,259
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	6,255	6,221,438
5.00%, 01/27/29(c)	4,745	4,790,852
5.20%, 02/01/28(a)	8,241	8,386,534
5.27%, 12/11/26	8,250	8,371,586
5.30%, 06/05/26	8,355	8,442,391
5.37%, 06/04/27(a)	5,795	5,905,043
5.72%, 09/25/28	6,612	6,847,206
7.70%, 05/26/84, (5-year CMT + 3.452%)(a)(c)	3,420	3,516,926
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(c)	6,315	6,316,653
Series H, 4.70%, 09/14/27(a)	6,383	6,420,128
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26(a)	4,251	4,037,782
1.65%, 07/14/28	1,308	1,202,088
2.05%, 01/26/27(a)	7,622	7,326,598
2.45%, 08/17/26	4,607	4,489,087
Security	Par (000)	Value
Banks (continued)
2.80%, 05/04/26	$4,672	$4,592,276
3.00%, 10/30/28	3,455	3,272,125
3.25%, 05/16/27	5,985	5,854,115
3.30%, 08/23/29	1,345	1,270,310
3.40%, 01/29/28(a)	6,105	5,954,759
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(c)	7,401	7,256,709
3.85%, 04/28/28	6,457	6,382,839
3.85%, 04/26/29(a)	2,595	2,539,092
3.99%, 06/13/28, (1-day SOFR + 1.151%)(c)	3,838	3,796,673
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	5,178	5,188,770
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	3,550	3,546,163
4.89%, 07/21/28, (1-day SOFR + 0.840%)(c)	4,585	4,624,490
4.94%, 02/11/31(a)(c)	8,190	8,277,957
4.95%, 04/26/27, (1-day SOFR + 1.026%)(c)	11,620	11,685,299
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(c)	7,008	7,244,332
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	6,335	6,707,131
Series J, 1.90%, 01/25/29(a)	2,250	2,059,005
Bank of New Zealand
1.00%, 03/03/26(a)(b)	999	965,697
2.29%, 01/27/27(a)(b)	1,496	1,439,330
4.85%, 02/07/28(a)(b)	5,448	5,512,668
5.08%, 01/30/29(a)(b)	5,117	5,226,973
5.70%, 01/28/35(b)(c)	3,420	3,474,983
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	5,106	4,940,137
1.30%, 09/15/26(a)	5,081	4,848,631
1.35%, 06/24/26	4,029	3,875,060
1.95%, 02/02/27(a)	3,824	3,658,458
2.70%, 08/03/26	6,690	6,530,323
2.95%, 03/11/27	4,614	4,479,514
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)(c)	6,594	6,556,073
4.85%, 02/01/30(a)	4,365	4,388,750
4.93%, 02/14/29(c)	4,175	4,202,318
5.13%, 02/14/31(c)	6,020	6,077,127
5.25%, 06/12/28(a)	4,880	4,987,577
5.35%, 12/07/26(a)	7,577	7,692,574
5.40%, 06/04/27(a)	4,870	4,965,818
5.45%, 08/01/29(a)	4,925	5,066,873
8.00%, 01/27/84, (5-year CMT + 4.017%)(c)	4,125	4,297,041
8.63%, 10/27/82, (5-year CMT + 4.389%)(c)	4,580	4,829,317
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(a)(c)	3,531	3,283,737
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(c)	1,305	1,154,925
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	4,100	3,918,461
4.75%, 07/13/27(b)	5,450	5,448,898
5.09%, 01/23/27(a)(b)	3,815	3,843,831
5.19%, 02/16/28(b)	4,285	4,342,167
5.54%, 01/22/30(a)(b)	5,290	5,440,264
5.79%, 07/13/28(a)(b)	5,562	5,748,666
5.90%, 07/13/26(a)(b)	9,290	9,449,383
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	10,192	9,784,630
4.34%, 01/10/28(a)	7,420	7,362,424
4.84%, 05/09/28(a)	9,880	9,841,297
4.84%, 09/10/28, (1-day SOFR + 1.340%)(c)	6,275	6,274,331
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)(c)	$9,415	$9,373,471
4.97%, 05/16/29(c)	12,480	12,509,292
5.09%, 02/25/29(c)	10,000	10,062,287
5.09%, 06/20/30(a)(c)	9,260	9,164,899
5.20%, 05/12/26	12,605	12,667,343
5.37%, 02/25/31(c)	10,000	10,116,377
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	10,360	10,527,274
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	7,255	7,378,339
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	12,280	12,587,448
5.83%, 05/09/27, (1-day SOFR + 2.210%)(c)	12,172	12,326,277
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	8,265	8,688,317
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	9,205	9,439,088
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	9,456	10,047,049
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(b)	3,630	3,608,946
BNP Paribas SA
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(b)(c)	14,678	14,123,964
1.90%, 09/30/28, (1-day SOFR + 1.609%)(b)(c)	7,915	7,359,753
2.16%, 09/15/29, (1-day SOFR + 1.218%)(b)(c)	9,545	8,711,817
2.59%, 01/20/28, (1-day SOFR + 1.228%)(b)(c)	10,680	10,267,082
3.05%, 01/13/31, (1-day SOFR + 1.507%)(b)(c)	12,520	11,457,313
3.50%, 11/16/27(b)	9,850	9,543,422
4.38%, 05/12/26(b)	6,750	6,711,961
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(a)(b)(c)	7,930	7,695,068
4.40%, 08/14/28(a)(b)	12,995	12,821,638
4.63%, 03/13/27(b)	9,788	9,750,814
5.13%, 01/13/29, (1-year CMT + 1.450%)(a)(b)(c)	11,455	11,573,887
5.18%, 01/09/30, (1-day SOFR + 1.520%)(b)(c)	11,174	11,305,700
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(b)(c)	4,680	4,722,541
5.28%, 11/19/30, (1-day SOFR + 1.280%)(b)(c)	10,135	10,240,525
5.34%, 06/12/29, (1-year CMT + 1.500%)(b)(c)	9,995	10,171,776
5.50%, 05/20/30, (1-day SOFR + 1.590%)(b)(c)	11,235	11,447,590
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)(c)	5,820	5,565,942
2.70%, 10/01/29(b)	1,620	1,480,382
3.25%, 01/11/28(a)(b)	5,460	5,244,333
3.38%, 12/02/26	3,565	3,500,563
3.50%, 10/23/27(a)(b)	7,755	7,489,788
4.63%, 09/12/28(a)(b)	4,210	4,165,984
4.75%, 07/19/27(a)(b)	3,945	3,966,534
4.88%, 04/01/26(a)(b)	3,993	3,997,397
5.13%, 01/18/28(a)(b)	3,823	3,865,695
5.20%, 01/18/27(a)(b)	4,100	4,147,109
5.28%, 05/30/29(a)(b)	4,175	4,257,146
5.72%, 01/18/30, (1-year CMT + 1.959%)(a)(b)(c)	6,530	6,671,734
5.88%, 01/14/31(b)(c)	8,080	8,307,226
Security	Par (000)	Value
Banks (continued)
6.61%, 10/19/27, (1-day SOFR + 1.980%)(b)(c)	$6,605	$6,790,688
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)(c)	7,360	7,758,976
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(b)(c)	6,855	7,026,885
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)(c)	7,807	8,087,695
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(b)(c)	3,920	4,036,500
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	3,154	3,027,959
3.45%, 04/07/27(a)	6,182	6,061,036
4.51%, 09/11/27, (1-day SOFR + 0.930%)(c)	4,475	4,471,085
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)(c)	5,075	5,038,240
4.86%, 01/13/28(c)	3,105	3,117,342
5.00%, 04/28/28	6,337	6,419,167
5.24%, 06/28/27	6,875	6,980,832
5.25%, 01/13/31(c)	5,340	5,414,715
5.26%, 04/08/29(a)	7,545	7,692,961
5.62%, 07/17/26(a)	1,645	1,670,506
5.93%, 10/02/26	5,480	5,601,644
5.99%, 10/03/28	4,585	4,792,367
6.95%, 01/28/85, (5-year CMT + 2.833%)(c)	2,010	2,014,294
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	5,145	4,878,843
Citibank NA
4.84%, 08/06/29(a)	11,649	11,760,699
4.88%, 11/19/27, (1-day SOFR + 0.712%)(c)	9,677	9,724,262
4.93%, 08/06/26(a)	6,495	6,541,364
5.44%, 04/30/26	12,035	12,169,703
5.49%, 12/04/26	12,650	12,872,275
5.80%, 09/29/28(a)	14,705	15,315,700
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	16,846	16,182,919
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	9,825	8,858,915
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	14,694	13,493,595
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	13,899	13,487,330
3.20%, 10/21/26	18,837	18,440,191
3.40%, 05/01/26	12,010	11,859,459
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	13,724	13,315,021
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)(c)	15,385	15,021,306
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	16,562	16,345,470
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	21,468	20,760,967
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	13,355	13,126,980
4.13%, 07/25/28	13,029	12,812,488
4.30%, 11/20/26	7,271	7,241,883
4.45%, 09/29/27	23,291	23,143,535
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	23,795	23,440,464
4.60%, 03/09/26(a)	7,442	7,442,642
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	9,380	9,383,416
5.10%, 03/04/29(c)	14,075	14,113,925
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	19,795	20,032,299
5.59%, 11/19/34, (5-year CMT + 1.280%)(c)	5,535	5,563,820
6.63%, 01/15/28(a)	3,345	3,538,214

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	$3,818	$3,799,993
Citizens Financial Group Inc.
2.50%, 02/06/30	210	187,081
2.85%, 07/27/26(a)	920	897,485
5.54%, 03/05/31(c)	3,375	3,403,813
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	8,285	8,511,750
Comerica Inc.
3.80%, 07/22/26(a)	965	950,762
4.00%, 02/01/29(a)	2,584	2,486,886
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)(c)	6,908	7,037,813
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	5,095	4,897,014
2.55%, 03/14/27(a)(b)	5,067	4,901,053
2.63%, 09/06/26(a)(b)	4,882	4,770,502
2.85%, 05/18/26(a)(b)	4,335	4,263,766
3.15%, 09/19/27(a)(b)	3,620	3,523,194
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)(c)	4,490	4,201,505
3.90%, 03/16/28(a)(b)	3,535	3,502,450
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	7,520	7,561,029
5.32%, 03/13/26(a)	4,517	4,562,591
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.730%)(b)(c)	7,262	6,932,786
3.65%, 04/06/28, (1-year CMT + 1.220%)(a)(b)(c)	7,624	7,463,349
3.75%, 07/21/26(a)	7,496	7,390,839
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)(c)	7,679	7,656,604
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)(c)	4,815	4,928,927
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(b)(c)	6,195	6,344,280
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	890	890,895
4.49%, 10/17/29(a)	5,190	5,178,902
4.80%, 01/09/29	3,110	3,156,474
4.88%, 01/21/28(a)	3,485	3,538,797
5.04%, 03/05/27	3,705	3,755,146
5.50%, 10/05/26(a)	3,695	3,767,037
Credit Agricole SA
2.02%, 01/11/27(a)(b)	5,097	4,867,830
3.25%, 01/14/30(b)	6,825	6,302,165
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(b)(c)	7,583	7,288,558
4.63%, 09/11/28, (1-day SOFR + 1.210%)(b)(c)	5,869	5,843,547
5.13%, 03/11/27(a)(b)	5,808	5,872,121
5.23%, 01/09/29(b)(c)	4,585	4,639,656
5.30%, 07/12/28(a)(b)	7,260	7,402,907
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)(c)	6,235	6,335,350
5.59%, 07/05/26(a)(b)	6,142	6,232,994
6.32%, 10/03/29, (1-day SOFR + 1.860%)(a)(b)(c)	10,775	11,287,296
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	4,737	4,695,634
Security	Par (000)	Value
Banks (continued)
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)(c)	$4,999	$4,776,927
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)(c)	7,921	7,864,122
4.38%, 06/12/28(b)	3,283	3,252,157
4.61%, 10/02/30, (1-year CMT + 1.100%)(b)(c)	6,995	6,900,548
5.43%, 03/01/28, (1-year CMT + 0.950%)(a)(b)(c)	6,084	6,183,854
5.71%, 03/01/30, (1-year CMT + 1.400%)(a)(b)(c)	8,170	8,414,315
Danske Bank AS, 5.28%, 03/04/31(b)(c)	3,400	3,406,168
DBS Group Holdings Ltd., 1.19%, 03/15/27(b)	3,560	3,350,446
Deutsche Bank AG/New York
1.69%, 03/19/26	10,552	10,250,153
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	10,374	9,951,207
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	7,543	7,253,290
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(c)	6,090	5,971,526
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	7,860	7,823,463
5.37%, 09/09/27	2,315	2,363,558
5.41%, 05/10/29	6,385	6,543,958
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	5,700	5,787,134
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)(c)	9,237	9,669,729
6.82%, 11/20/29, (1-day SOFR + 2.510%)(c)	9,925	10,547,474
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	6,320	6,515,614
Series ., 5.37%, 01/10/29(a)(c)	6,410	6,468,722
Discover Bank
2.70%, 02/06/30	1,440	1,301,021
3.45%, 07/27/26	6,484	6,371,838
4.25%, 03/13/26	1,507	1,498,957
4.65%, 09/13/28	5,865	5,835,926
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)(c)	4,935	4,751,985
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(c)	4,270	4,015,948
4.85%, 11/05/30, (1-day SOFR + 1.050%)(a)(b)(c)	8,750	8,776,289
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	3,028	3,020,106
5.25%, 04/26/29(a)(b)	6,945	7,073,941
5.70%, 03/14/28(a)(b)	4,802	4,944,765
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	11,515	10,972,847
2.55%, 05/05/27	4,354	4,170,985
3.95%, 03/14/28(a)	3,895	3,821,368
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(c)	1,965	1,939,144
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	5,980	5,952,162
4.90%, 09/06/30, (1-day SOFR + 1.486%)(c)	4,720	4,720,625
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	8,302	8,693,528
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)(c)	6,476	6,740,304
Fifth Third Bank NA
2.25%, 02/01/27	2,397	2,303,321
3.85%, 03/15/26	805	798,403
4.97%, 01/28/28(c)	2,910	2,927,604
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	$2,603	$2,701,124
FNB Corp./PA, 5.72%, 12/11/30(a)(c)	2,839	2,859,130
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(c)	13,050	13,141,182
5.41%, 05/21/27, (1-day SOFR + 0.750%)(c)	15,885	16,057,920
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	17,849	17,287,099
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)(c)	16,899	16,137,339
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	26,108	25,009,136
2.60%, 02/07/30(a)	1,405	1,270,610
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	18,099	17,416,544
3.50%, 11/16/26(a)	16,427	16,162,997
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	19,894	19,495,955
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)(c)	16,014	15,673,233
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	16,225	15,815,259
3.85%, 01/26/27	18,628	18,415,401
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	22,958	22,636,943
4.39%, 06/15/27, (1-day SOFR + 1.510%)(c)	4,027	4,020,197
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	14,845	14,790,352
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	12,565	12,469,812
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	18,204	18,330,116
5.21%, 01/28/31(c)	16,105	16,302,162
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	22,505	23,218,374
5.95%, 01/15/27(a)	4,853	4,978,350
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	17,565	18,569,288
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)(c)	1,215	1,170,882
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	13,110	12,233,163
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	13,253	12,133,721
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)(c)	4,117	3,955,670
3.90%, 05/25/26	1,095	1,088,468
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	19,504	18,726,462
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(c)	16,015	15,793,592
4.30%, 03/08/26	375	374,284
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)(c)	19,080	18,915,677
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	14,746	14,725,473
5.13%, 11/19/28, (1-day SOFR + 1.040%)(c)	9,110	9,180,206
5.20%, 03/03/29(c)	10,800	10,822,475
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	14,234	14,374,273
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	15,230	15,374,149
5.45%, 03/03/31(c)	7,340	7,355,289
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	10,010	10,227,615
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	12,119	12,311,622
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	15,425	15,689,001
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(c)	13,010	13,499,794
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	14,354	15,246,314
HSBC USA Inc., 5.29%, 03/04/27(a)	6,825	6,940,050
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	1,386	1,245,803
4.44%, 08/04/28, (1-day SOFR + 1.970%)(c)	4,929	4,901,119
Security	Par (000)	Value
Banks (continued)
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	$7,180	$7,274,298
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)(c)	7,922	8,263,319
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(c)	4,620	4,608,180
4.87%, 04/12/28(c)	4,250	4,278,438
5.65%, 01/10/30	5,005	5,164,984
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	235	229,893
4.00%, 03/18/26(b)	2,249	2,233,630
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(a)	7,634	7,484,092
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(c)	3,604	3,496,687
3.95%, 03/29/27	9,299	9,195,837
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	7,580	7,484,939
4.05%, 04/09/29(a)	6,463	6,302,281
4.55%, 10/02/28	8,245	8,194,511
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(c)	9,310	9,476,833
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	7,275	7,428,485
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	175	162,788
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	2,813	2,743,697
3.88%, 01/12/28(a)(b)	2,950	2,853,662
JPMorgan Chase & Co.
1.05%, 06/23/27(a)	30	28,016
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	17,123	16,337,290
1.58%, 04/22/27, (1-day SOFR + 0.885%)(c)	21,469	20,780,338
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	14,409	13,296,596
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	10,416	9,881,817
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	10,400	9,526,059
2.95%, 10/01/26(a)	18,235	17,855,872
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	10,582	10,258,420
3.20%, 06/15/26	9,898	9,758,032
3.30%, 04/01/26	14,746	14,588,614
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)(c)	14,925	14,486,017
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)(c)	17,512	17,126,790
3.63%, 12/01/27	7,880	7,713,771
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	19,040	18,284,081
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(c)	16,792	16,540,360
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	16,385	16,088,438
4.13%, 12/15/26(a)	12,589	12,529,179
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)(c)	17,340	17,066,319
4.25%, 10/01/27	9,640	9,631,975
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	19,670	19,545,752
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	17,544	17,423,367
4.51%, 10/22/28, (1-day SOFR + 0.860%)(c)	9,110	9,084,909
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	12,355	12,261,894
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	15,420	15,299,529
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	22,361	22,456,626
4.92%, 01/24/29(a)(c)	15,185	15,304,651

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.98%, 07/22/28, (1-day SOFR + 0.930%)(c)	$9,680	$9,756,575
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	19,375	19,542,766
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)(c)	17,388	17,575,173
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	14,555	14,672,428
5.14%, 01/24/31(c)	11,307	11,466,748
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	17,702	18,035,273
5.57%, 04/22/28, (1-day SOFR + 0.930%)(c)	16,618	16,930,379
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)(c)	19,484	20,061,535
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	20,160	20,642,574
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	16,012	16,743,464
7.63%, 10/15/26	5,442	5,718,082
8.00%, 04/29/27	7,147	7,671,814
JPMorgan Chase Bank NA, 5.11%, 12/08/26	16,690	16,908,074
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(a)(b)(c)	7,990	7,985,534
5.80%, 01/19/29, (1-year CMT + 2.100%)(b)(c)	6,305	6,480,917
KEB Hana Bank
1.25%, 12/16/26(a)(b)	3,650	3,451,711
3.25%, 03/30/27(b)	3,080	3,009,365
3.50%, (5-year CMT + 2.409%)(b)(c)(d)	1,185	1,151,202
5.38%, 04/23/27(a)(b)	685	698,296
5.38%, 04/23/29(b)	590	607,381
5.75%, 10/24/28(a)(b)	560	581,854
KeyBank NA/Cleveland OH
3.40%, 05/20/26(a)	2,028	1,996,353
3.90%, 04/13/29	1,160	1,112,821
5.85%, 11/15/27(a)	5,893	6,060,754
6.95%, 02/01/28(a)	1,150	1,211,750
KeyCorp
2.25%, 04/06/27	4,781	4,542,393
2.55%, 10/01/29(a)	5,731	5,172,894
4.10%, 04/30/28(a)	5,475	5,371,886
Kookmin Bank
1.38%, 05/06/26(b)	190	183,311
2.38%, 02/15/27(b)	60	57,718
4.63%, 04/21/28(a)(b)	3,283	3,289,117
5.25%, 05/08/29(b)	280	286,891
5.38%, 05/08/27(a)(b)	1,120	1,141,319
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)(c)	6,054	5,839,652
3.57%, 11/07/28(c)	10,507	10,184,646
3.75%, 01/11/27	7,147	7,040,371
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	6,225	6,108,849
4.38%, 03/22/28	9,175	9,073,066
4.55%, 08/16/28	7,770	7,730,850
4.65%, 03/24/26	8,795	8,780,148
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(c)	7,870	7,926,230
5.46%, 01/05/28, (1-year CMT + 1.375%)(c)	8,787	8,901,022
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	9,700	9,987,301
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	7,750	7,987,899
5.99%, 08/07/27, (1-year CMT + 1.480%)(c)	9,050	9,207,640
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)(c)	3,265	3,257,196
4.83%, 01/16/29(a)(c)	1,805	1,807,992
Security	Par (000)	Value
Banks (continued)
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	$6,365	$6,889,072
Macquarie Bank Ltd.
5.21%, 06/15/26(a)(b)	2,960	2,991,684
5.27%, 07/02/27(a)(b)	4,810	4,913,950
5.39%, 12/07/26(a)(b)	4,967	5,056,875
Macquarie Group Ltd.
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)(c)	5,195	4,960,607
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)(c)	2,833	2,675,291
3.76%, 11/28/28(b)(c)	4,810	4,681,968
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)(c)	2,895	2,855,010
4.65%, 03/27/29(b)(c)	1,845	1,839,147
5.03%, 01/15/30(a)(b)(c)	5,486	5,523,086
Manufacturers & Traders Trust Co.
3.40%, 08/17/27(a)	2,490	2,411,543
4.70%, 01/27/28(a)	7,568	7,596,267
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	13,883	13,325,666
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	8,913	8,505,307
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	8,755	8,404,309
2.56%, 02/25/30(a)	3,081	2,780,442
2.76%, 09/13/26(a)	7,086	6,913,446
3.20%, 07/18/29(a)	11,395	10,727,237
3.29%, 07/25/27(a)	6,320	6,168,792
3.68%, 02/22/27(a)	3,142	3,099,496
3.74%, 03/07/29	9,420	9,159,170
3.85%, 03/01/26(a)	15,309	15,217,063
3.96%, 03/02/28	3,413	3,366,708
4.05%, 09/11/28(a)	1,655	1,632,510
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	5,725	5,662,515
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	8,620	8,693,126
5.20%, 01/16/31(c)	6,865	6,975,274
5.24%, 04/19/29, (1-year CMT + 1.700%)(c)	6,327	6,439,816
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	5,845	5,959,744
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	7,505	7,650,173
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)(c)	6,795	6,947,332
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)(c)	1,800	1,853,006
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	7,269	6,980,795
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)(c)	5,940	5,702,163
2.84%, 09/13/26(a)	2,624	2,563,718
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(c)	1,925	1,774,405
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	4,892	4,574,644
3.17%, 09/11/27(a)	6,210	6,013,848
3.26%, 05/22/30, (1-year CMT + 1.250%)(c)	3,760	3,545,731
3.48%, 04/12/26(a)(b)	9,630	9,527,493
3.66%, 02/28/27(a)	950	935,420
4.02%, 03/05/28	8,115	7,994,462
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(c)	6,065	5,977,010
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	4,625	4,720,720
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	5,175	5,285,049
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	5,360	5,469,081
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	$6,165	$6,340,412
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	10,930	11,281,000
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	18,540	17,773,136
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	22,402	21,629,712
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	15,783	15,175,976
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	10,000	9,051,630
3.13%, 07/27/26	20,065	19,702,783
3.59%, 07/22/28(a)(c)	18,289	17,789,644
3.63%, 01/20/27	12,605	12,441,235
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	19,620	19,150,987
3.95%, 04/23/27	10,200	10,075,266
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	16,765	16,607,114
4.35%, 09/08/26	15,340	15,287,250
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)(c)	26,380	26,038,646
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	24,205	23,976,583
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	15,385	15,508,015
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	16,190	16,398,926
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	19,954	20,206,784
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	20,618	20,897,097
5.23%, 01/15/31(c)	12,610	12,804,457
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	13,393	13,705,200
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	10,003	10,203,496
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	20,545	21,160,976
6.25%, 08/09/26	6,319	6,473,924
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	15,128	15,724,036
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	12,005	12,666,565
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(c)	9,775	9,753,251
4.75%, 04/21/26	10,351	10,388,698
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	9,727	9,788,676
4.97%, 07/14/28, (1-day SOFR +0.930%)(a)(c)	8,925	8,998,166
5.02%, 01/12/29(c)	15,775	15,923,067
5.50%, 05/26/28, (1-day SOFR +0.865%)(c)	13,091	13,318,988
5.88%, 10/30/26	5,870	6,004,759
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	6,930	6,635,907
3.50%, 01/10/27(a)(b)	3,824	3,772,442
3.93%, 08/02/34, (5-year CMT + 1.880%)(b)(c)	9,415	8,948,633
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	6,594	6,440,507
3.91%, 06/09/27(a)	7,476	7,416,150
4.50%, 10/26/27	6,078	6,106,441
4.79%, 01/10/29	6,337	6,420,469
4.90%, 06/13/28(a)	6,250	6,352,901
4.90%, 01/14/30	5,210	5,312,200
4.94%, 01/12/28(a)	6,620	6,727,865
5.09%, 06/11/27(a)	5,655	5,743,956
National Bank of Canada
4.50%, 10/10/29	6,650	6,565,358
4.95%, 02/01/28(a)(c)	4,560	4,584,991
5.60%, 07/02/27, (1-day SOFR + 1.036%)(a)(c)	2,430	2,460,963
5.60%, 12/18/28	6,185	6,386,184
National Securities Clearing Corp.
4.90%, 06/26/29(a)(b)	3,975	4,032,678
5.00%, 05/30/28(b)	5,720	5,806,481
Security	Par (000)	Value
Banks (continued)
5.10%, 11/21/27(b)	$4,039	$4,109,353
5.15%, 06/26/26(b)	3,250	3,289,175
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)(c)	8,882	8,550,829
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)(c)	5,713	5,516,610
4.45%, 05/08/30(a)(c)	8,212	8,066,599
4.80%, 04/05/26	7,722	7,745,926
4.89%, 05/18/29(a)(c)	10,805	10,824,214
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	8,145	8,152,602
5.08%, 01/27/30(c)	11,230	11,307,535
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	5,930	6,039,526
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	5,320	5,408,867
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(c)	7,875	8,120,578
5.85%, 03/02/27, (1-year CMT + 1.350%)(c)	5,095	5,157,079
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)(c)	5,415	5,644,628
NatWest Markets PLC
1.60%, 09/29/26(b)	5,542	5,296,999
5.41%, 05/17/29(a)(b)	6,250	6,408,919
5.42%, 05/17/27(a)(b)	5,110	5,204,713
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(b)(c)	2,113	2,005,343
5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(c)	4,070	4,124,917
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(b)(c)(d)	2,295	2,202,766
NongHyup Bank
1.25%, 07/28/26(b)	1,060	1,012,775
4.25%, 07/06/27(b)	3,000	2,986,037
4.88%, 07/03/28(b)	4,200	4,237,182
Nordea Bank Abp
1.50%, 09/30/26(b)	8,829	8,433,233
4.38%, 09/10/29(a)(b)	4,944	4,903,837
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(b)(c)	635	623,672
5.00%, 03/19/27(a)(b)	2,850	2,884,082
5.38%, 09/22/27(a)(b)	7,883	8,033,636
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	7,135	6,765,984
4.87%, 09/14/27(a)(b)	5,300	5,310,183
5.09%, 10/16/29(b)	3,710	3,741,012
5.43%, 03/09/28(a)(b)	5,050	5,130,881
Northern Trust Corp.
3.15%, 05/03/29(a)	3,375	3,215,259
3.38%, 05/08/32(a)(c)	2,350	2,271,759
3.65%, 08/03/28(a)	3,715	3,629,685
4.00%, 05/10/27(a)	6,347	6,313,618
PNC Bank NA
2.70%, 10/22/29	595	543,962
3.10%, 10/25/27	5,950	5,756,757
3.25%, 01/22/28(a)	5,000	4,838,127
4.05%, 07/26/28	7,995	7,835,886
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26(a)	3,707	3,541,182
2.55%, 01/22/30	12,190	11,038,784
2.60%, 07/23/26	6,002	5,852,283
3.15%, 05/19/27(a)	4,478	4,352,884

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.45%, 04/23/29(a)	$11,365	$10,888,595
5.10%, 07/23/27, (1-day SOFR + 0.796%)(c)	6,340	6,385,156
5.22%, 01/29/31(a)(c)	6,670	6,787,889
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	6,225	6,310,286
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	6,045	6,159,807
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	13,101	13,451,601
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(c)	15,439	15,865,643
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(c)	7,944	8,199,398
Regions Financial Corp.
1.80%, 08/12/28	3,530	3,208,034
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	5,300	5,439,021
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(e)	15	15,900
Royal Bank of Canada
1.15%, 07/14/26	15,660	15,032,048
1.20%, 04/27/26	10,705	10,332,550
1.40%, 11/02/26	6,045	5,758,633
2.05%, 01/21/27(a)	2,780	2,667,108
3.63%, 05/04/27	6,680	6,564,978
4.24%, 08/03/27	7,348	7,321,260
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)(c)	5,355	5,351,879
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(c)	5,290	5,274,772
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	13,735	13,659,412
4.88%, 01/19/27	7,745	7,811,739
4.90%, 01/12/28(a)	4,644	4,695,392
4.95%, 02/01/29	6,832	6,922,093
4.97%, 01/24/29(c)	9,335	9,424,036
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	9,845	9,897,423
5.07%, 07/23/27, (1-day SOFR + 0.790%)(c)	8,948	9,015,782
5.15%, 02/04/31(c)	12,045	12,216,727
5.20%, 07/20/26	7,610	7,699,054
5.20%, 08/01/28	6,740	6,885,325
6.00%, 11/01/27	8,276	8,587,237
7.50%, 05/02/84, (5-year CMT + 2.887%)(c)	3,605	3,732,429
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	6,907	6,609,871
3.24%, 10/05/26	4,729	4,619,729
4.40%, 07/13/27	6,038	5,991,641
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	6,610	6,647,830
6.12%, 05/31/27, (1-day SOFR + 1.232%)(c)	2,105	2,137,889
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	6,560	6,789,276
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	6,233	6,489,527
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)(c)	3,259	3,406,958
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(c)	6,177	5,933,407
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	6,270	5,994,674
3.82%, 11/03/28(c)	7,152	6,953,873
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	7,558	7,873,597
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)(b)	1,184	1,126,870
3.75%, 09/20/27(a)(b)	2,345	2,290,150
3.88%, 03/24/26(a)(b)	690	684,122
4.00%, 04/23/29(b)	1,470	1,417,397
4.50%, 04/12/28(b)	3,370	3,366,350
Security	Par (000)	Value
Banks (continued)
Shinhan Financial Group Co. Ltd.
2.88%, (5-year CMT + 2.064%)(b)(c)(d)	$1,770	$1,715,689
5.00%, 07/24/28(b)	3,005	3,042,635
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(a)(b)	4,039	3,853,882
5.13%, 03/05/27(a)(b)	3,750	3,802,979
5.38%, 03/05/29(a)(b)	5,420	5,551,976
Societe Generale SA
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(b)(c)	7,489	7,201,430
2.80%, 01/19/28, (1-year CMT + 1.300%)(b)(c)	7,395	7,107,899
3.00%, 01/22/30(a)(b)	7,200	6,565,811
4.00%, 01/12/27(a)(b)	3,354	3,304,976
4.25%, 08/19/26(a)(b)	6,526	6,443,250
4.68%, 06/15/27(a)(b)	4,280	4,287,067
4.75%, 09/14/28(a)(b)	1,815	1,804,640
5.25%, 02/19/27(b)	6,845	6,887,214
5.50%, 04/13/29(b)(c)	5,900	5,971,923
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)(c)	6,642	6,705,478
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(c)	6,410	6,511,266
6.45%, 01/10/29, (1-year CMT + 2.550%)(b)(c)	7,325	7,602,805
Standard Chartered Bank/New York, 4.85%, 12/03/27	100	100,929
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.180%)(b)(c)	7,709	7,406,725
4.05%, 04/12/26(a)(b)	7,165	7,124,537
4.30%, 02/19/27(a)(b)	7,505	7,425,541
4.31%, 05/21/30(a)(b)(c)	5,786	5,628,193
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(b)(c)	1,015	1,002,613
5.01%, 10/15/30, (1-year CMT + 1.150%)(a)(b)(c)	9,820	9,819,690
5.55%, 01/21/29(b)(c)	6,475	6,589,695
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(b)(c)	5,780	5,884,415
6.19%, 07/06/27, (1-year CMT + 1.850%)(b)(c)	5,702	5,813,037
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(c)	9,360	9,713,287
6.75%, 02/08/28, (1-year CMT + 1.850%)(b)(c)	3,195	3,310,803
7.02%, 02/08/30, (1-year CMT + 2.200%)(b)(c)	5,305	5,684,050
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(c)	6,230	6,686,924
State Street Bank & Trust Co.
4.59%, 11/25/26(a)	4,660	4,687,285
4.78%, 11/23/29(a)	5,840	5,900,982
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(c)	3,545	3,385,111
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	4,430	4,242,324
2.40%, 01/24/30(a)	3,730	3,397,891
2.65%, 05/19/26	4,832	4,746,930
3.03%, 11/01/34, (1-day SOFR + 1.490%)(c)	2,985	2,737,402
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)(c)	3,106	3,066,880
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.33%, 10/22/27(a)	$7,024	$7,023,062
4.53%, 02/20/29, (1-day SOFR + 1.018%)(c)	6,765	6,765,801
4.54%, 02/28/28	3,750	3,762,527
4.73%, 02/28/30	3,750	3,764,813
4.99%, 03/18/27	6,630	6,709,163
5.27%, 08/03/26(a)	8,425	8,527,956
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)(c)	6,187	6,423,948
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)(c)	2,783	2,882,051
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	12,037	11,491,955
1.90%, 09/17/28(a)	11,860	10,817,561
2.17%, 01/14/27(a)	2,870	2,752,638
2.47%, 01/14/29(a)	3,215	2,975,842
2.63%, 07/14/26(a)	12,817	12,508,006
2.72%, 09/27/29(a)	3,420	3,146,601
2.75%, 01/15/30(a)	7,725	7,052,765
3.01%, 10/19/26	8,322	8,135,110
3.04%, 07/16/29(a)	16,298	15,199,046
3.20%, 09/17/29	2,745	2,580,975
3.35%, 10/18/27(a)	4,165	4,050,989
3.36%, 07/12/27(a)	10,221	9,986,084
3.45%, 01/11/27(a)	6,672	6,555,821
3.54%, 01/17/28	5,118	4,991,305
3.78%, 03/09/26(a)	8,222	8,171,457
3.94%, 07/19/28(a)	4,614	4,535,272
4.31%, 10/16/28(a)	3,595	3,575,018
5.32%, 07/09/29(a)	5,350	5,460,242
5.52%, 01/13/28(a)	11,449	11,749,390
5.71%, 01/13/30	3,035	3,162,315
5.72%, 09/14/28(a)	7,317	7,575,495
5.80%, 07/13/28(a)	4,855	5,043,444
5.88%, 07/13/26	4,385	4,467,053
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(a)(b)	1,623	1,549,242
1.55%, 03/25/26(a)(b)	7,552	7,326,387
2.80%, 03/10/27(a)(b)	7,965	7,707,722
4.45%, 09/10/27(a)(b)	4,450	4,448,098
4.50%, 09/10/29(a)(b)	3,900	3,875,685
4.95%, 09/15/27(b)	1,544	1,559,568
5.20%, 03/07/27(a)(b)	4,675	4,738,098
5.20%, 03/07/29(b)	4,965	5,060,070
5.50%, 03/09/28(a)(b)	3,500	3,583,714
5.55%, 09/14/28(a)(b)	3,360	3,455,653
5.65%, 03/09/26(b)	2,417	2,444,383
5.65%, 09/14/26(b)	1,140	1,159,743
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)(c)	5,709	5,483,627
3.95%, 06/10/27(a)(b)	3,690	3,659,632
5.13%, 05/28/27(a)(b)	4,610	4,687,393
5.25%, 06/15/26(a)(b)	1,300	1,314,652
5.50%, 06/15/28(a)(b)	7,147	7,335,227
Swedbank AB
1.54%, 11/16/26(a)(b)	13,453	12,823,546
5.00%, 11/20/29(a)(b)	5,895	5,976,133
5.34%, 09/20/27(a)(b)	4,800	4,876,095
5.41%, 03/14/29(a)(b)	5,630	5,748,268
5.47%, 06/15/26(b)	3,281	3,323,950
6.14%, 09/12/26(b)	4,530	4,632,609
Security	Par (000)	Value
Banks (continued)
Synchrony Bank, 5.63%, 08/23/27	$4,128	$4,185,084
Synovus Bank, 5.63%, 02/15/28	2,904	2,934,302
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(c)	3,235	3,302,249
Toronto-Dominion Bank (The)
1.20%, 06/03/26	10,387	9,986,132
1.25%, 09/10/26	9,509	9,067,490
1.95%, 01/12/27	4,157	3,968,843
2.80%, 03/10/27	6,329	6,122,949
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(c)	9,641	9,421,242
4.11%, 06/08/27	9,695	9,613,502
4.57%, 12/17/26	5,874	5,882,145
4.69%, 09/15/27	8,743	8,811,057
4.78%, 12/17/29(a)	6,945	6,957,050
4.86%, 01/31/28	4,575	4,612,918
4.98%, 04/05/27	4,890	4,935,905
4.99%, 04/05/29	6,570	6,639,646
5.15%, 09/10/34, (5-year CMT + 1.500%)(c)	5,270	5,211,352
5.16%, 01/10/28	7,855	7,986,465
5.26%, 12/11/26	5,460	5,535,982
5.52%, 07/17/28	8,172	8,399,647
5.53%, 07/17/26	13,020	13,206,475
7.25%, 07/31/84, (5-year CMT + 2.977%)(a)(c)	3,575	3,613,592
8.13%, 10/31/82, (5-year CMT + 4.075%)(c)	10,460	10,887,626
Truist Bank
3.30%, 05/15/26	4,806	4,735,263
3.80%, 10/30/26(a)	4,878	4,821,427
Truist Financial Corp.
1.13%, 08/03/27	4,190	3,870,337
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)(c)	7,918	7,661,810
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	6,921	6,320,410
3.88%, 03/19/29(a)	2,960	2,860,318
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)(c)	5,415	5,367,010
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	9,290	9,337,466
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	9,835	10,029,778
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	10,397	10,578,201
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)(c)	11,332	12,204,488
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	7,955	7,611,443
3.00%, 07/30/29	3,280	3,051,964
3.10%, 04/27/26	3,569	3,514,442
3.90%, 04/26/28(a)	5,606	5,506,530
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	10,660	10,642,437
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(c)	10,517	10,511,175
5.05%, 02/12/31(c)	7,955	8,013,504
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	10,495	10,610,165
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	9,800	10,003,266
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	12,128	12,510,053
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	3,260	3,373,136
Series V, 2.38%, 07/22/26(a)	8,751	8,519,507
Series X, 3.15%, 04/27/27	8,192	7,984,622
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(c)	3,400	3,395,856

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS AG/London
1.25%, 06/01/26	$5,064	$4,873,112
5.65%, 09/11/28	9,205	9,528,853
UBS AG/Stamford CT
1.25%, 08/07/26	11,617	11,120,327
4.86%, 01/10/28(c)	2,220	2,229,609
5.00%, 07/09/27	7,612	7,698,522
7.50%, 02/15/28	15,715	16,984,244
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.850%)(b)(c)	12,780	12,218,513
3.13%, 08/13/30(b)(c)	10,080	9,373,493
3.87%, 01/12/29(b)(c)	12,950	12,662,934
4.13%, 04/15/26(b)	12,151	12,101,415
4.25%, 03/23/28(a)(b)	12,140	11,999,808
4.28%, 01/09/28(b)	14,400	14,270,989
4.55%, 04/17/26	13,371	13,379,522
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)(c)	11,515	11,520,635
4.75%, 05/12/28, (1-year CMT + 1.750%)(b)(c)	7,700	7,700,151
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(b)(c)	10,775	10,985,733
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(b)(c)	11,440	11,772,527
6.25%, 09/22/29, (1-year CMT + 1.800%)(b)(c)	9,580	10,036,331
6.33%, 12/22/27, (1-year CMT + 1.600%)(b)(c)	7,575	7,792,722
6.44%, 08/11/28, (1-day SOFR + 3.700%)(b)(c)	11,066	11,485,678
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(b)(c)	6,581	6,353,571
4.63%, 04/12/27(b)	80	79,476
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	600	579,955
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(b)(c)	3,225	3,094,180
3.86%, 10/07/32, (5-year CMT + 1.450%)(b)(c)	6,395	6,263,200
Wachovia Corp., 7.57%, 08/01/26(a)(e)	4,068	4,231,352
Webster Financial Corp., 4.10%, 03/25/29(a)	1,655	1,593,710
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	21,323	20,292,814
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	2,460	2,212,951
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	22,125	20,327,124
3.00%, 04/22/26	20,332	20,001,724
3.00%, 10/23/26	17,951	17,532,018
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(c)	16,282	16,001,234
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	26,026	25,449,355
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)(c)	19,582	19,116,357
4.10%, 06/03/26	16,069	15,969,932
4.15%, 01/24/29	14,129	13,894,451
4.30%, 07/22/27(a)	17,222	17,124,507
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	19,903	19,943,324
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	18,655	18,919,075
Security	Par (000)	Value
Banks (continued)
5.24%, 01/24/31(c)	$19,210	$19,524,666
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	28,372	29,091,591
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	21,310	21,742,845
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	18,420	19,372,786
Series B, 7.95%, 11/15/29	1,995	2,248,687
Series W, 4.90%, 01/24/28(c)	13,925	13,995,236
Wells Fargo Bank NA
5.25%, 12/11/26	14,255	14,469,773
5.45%, 08/07/26	14,009	14,208,906
Westpac Banking Corp.
1.15%, 06/03/26(a)	8,349	8,037,849
1.95%, 11/20/28	7,989	7,333,661
2.65%, 01/16/30(a)	4,715	4,346,415
2.70%, 08/19/26(a)	5,794	5,668,545
2.85%, 05/13/26	8,814	8,668,023
3.35%, 03/08/27(a)	6,234	6,125,646
3.40%, 01/25/28(a)	6,130	5,977,752
4.04%, 08/26/27(a)	5,735	5,716,914
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	6,195	5,945,088
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	8,933	8,860,842
4.60%, 10/20/26	4,525	4,551,025
5.05%, 04/16/29	6,330	6,483,163
5.20%, 04/16/26	4,185	4,228,021
5.46%, 11/18/27	7,549	7,771,740
5.54%, 11/17/28	7,782	8,093,277
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	4,763	4,818,450
4.94%, 02/27/30(a)(b)	4,400	4,460,846
5.13%, 02/26/27(a)(b)	3,945	3,993,808
5.20%, 02/28/29(a)(b)	4,970	5,085,103
Wintrust Financial Corp., 4.85%, 06/06/29(a)	980	950,384
Woori Bank
2.00%, 01/20/27(a)(b)	954	912,443
4.75%, 01/24/27(b)	675	678,277
4.75%, 01/24/29(b)	2,470	2,480,182
4.88%, 01/26/28(b)	2,890	2,917,235
5.13%, 08/06/28(b)	345	347,500
6.38%, , (5-year CMT +2.277%)(b)(c)(d)	2,325	2,359,397
Zions Bancorp NA, 3.25%, 10/29/29	2,185	1,977,049
		6,728,756,548
Beverages — 1.3%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28(a)	11,614	11,513,097
4.75%, 01/23/29	27,332	27,581,016
Bacardi Ltd.
2.75%, 07/15/26(a)(b)	705	685,711
4.70%, 05/15/28(a)(b)	1,250	1,244,146
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	485	489,314
Bacardi-Martini BV, 5.55%, 02/01/30(b)	3,320	3,385,407
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	8,775	7,985,489
1.45%, 06/01/27	9,323	8,782,299
1.50%, 03/05/28(a)	5,055	4,674,681
2.13%, 09/06/29(a)	6,755	6,148,267
2.90%, 05/25/27	3,056	2,975,812
3.38%, 03/25/27	6,790	6,678,023
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	5,530	5,662,837
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(a)(b)	3,253	3,075,854
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	$2,105	$1,918,217
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	460	437,965
Constellation Brands Inc.
3.15%, 08/01/29	5,850	5,462,366
3.50%, 05/09/27	3,499	3,424,061
3.60%, 02/15/28	4,541	4,410,924
3.70%, 12/06/26(a)	3,774	3,723,462
4.35%, 05/09/27	3,771	3,752,714
4.65%, 11/15/28	3,425	3,419,135
4.80%, 01/15/29	2,705	2,713,304
Diageo Capital PLC
2.38%, 10/24/29(a)	6,610	6,037,416
3.88%, 05/18/28	3,210	3,162,950
5.30%, 10/24/27(a)	4,890	4,992,715
5.38%, 10/05/26	5,125	5,199,960
Heineken NV, 3.50%, 01/29/28(a)(b)	7,310	7,113,991
JDE Peet's NV, 1.38%, 01/15/27(b)	4,672	4,389,682
Keurig Dr Pepper Inc.
2.55%, 09/15/26	2,773	2,696,031
3.43%, 06/15/27	5,268	5,145,448
3.95%, 04/15/29(a)	6,625	6,461,472
4.60%, 05/25/28	7,627	7,630,413
5.05%, 03/15/29	5,175	5,248,223
5.10%, 03/15/27	3,759	3,800,216
Molson Coors Beverage Co., 3.00%, 07/15/26	12,154	11,910,989
PepsiCo Inc.
2.38%, 10/06/26	5,994	5,823,062
2.63%, 03/19/27	3,189	3,095,768
2.63%, 07/29/29(a)	6,614	6,158,333
3.00%, 10/15/27	9,670	9,388,172
3.60%, 02/18/28	5,036	4,954,282
4.40%, 02/07/27	2,650	2,661,016
4.45%, 02/07/28	2,775	2,788,299
4.45%, 05/15/28	4,600	4,633,075
4.50%, 07/17/29	5,560	5,608,883
4.60%, 02/07/30	6,005	6,045,285
5.13%, 11/10/26(a)	5,024	5,093,252
7.00%, 03/01/29(a)	3,440	3,774,880
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	3,015	3,028,477
4.65%, 02/16/27	4,019	4,049,733
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	4,819	4,362,058
Pernod Ricard SA, 3.25%, 06/08/26(b)	3,619	3,565,031
Suntory Holdings Ltd., 5.12%, 06/11/29(a)(b)	4,125	4,200,416
		273,163,629
Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28	8,160	7,431,612
2.20%, 02/21/27	11,345	10,864,498
2.45%, 02/21/30	5,300	4,774,457
2.60%, 08/19/26	7,947	7,742,957
3.00%, 02/22/29	5,315	5,017,198
3.20%, 11/02/27	3,745	3,628,997
4.05%, 08/18/29	9,000	8,773,967
5.15%, 03/02/28	23,910	24,306,409
5.51%, 03/02/26	5,825	5,825,815
Bio-Rad Laboratories Inc., 3.30%, 03/15/27(a)	3,241	3,152,162
Security	Par (000)	Value
Biotechnology (continued)
CSL Finance PLC
3.85%, 04/27/27(a)(b)	$3,085	$3,040,479
4.05%, 04/27/29(a)(b)	2,256	2,206,806
Gilead Sciences Inc.
1.20%, 10/01/27	4,564	4,203,860
2.95%, 03/01/27	8,367	8,137,995
3.65%, 03/01/26	16,277	16,149,427
4.80%, 11/15/29	6,300	6,360,242
Illumina Inc.
4.65%, 09/09/26	2,874	2,873,311
5.75%, 12/13/27	3,655	3,744,384
Royalty Pharma PLC
1.75%, 09/02/27	6,668	6,211,450
5.15%, 09/02/29	3,830	3,871,014
		138,317,040
Building Materials — 0.5%
Carrier Global Corp.
2.49%, 02/15/27	5,331	5,133,177
2.72%, 02/15/30	8,710	7,923,618
Cemex SAB de CV, 5.45%, 11/19/29(b)	3,770	3,758,313
CRH America Finance Inc.
3.40%, 05/09/27(a)(b)	2,895	2,821,629
3.95%, 04/04/28(a)(b)	5,976	5,867,967
CRH SMW Finance DAC
5.13%, 01/09/30	8,500	8,624,283
5.20%, 05/21/29	5,040	5,139,902
Fortune Brands Innovations Inc., 3.25%, 09/15/29	4,665	4,367,274
Holcim Finance U.S. LLC, 3.50%, 09/22/26(a)(b)	2,361	2,314,653
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	165	161,734
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	5,615	5,769,827
Lennox International Inc.
1.70%, 08/01/27	1,893	1,764,916
5.50%, 09/15/28	3,590	3,686,228
Martin Marietta Materials Inc.
3.45%, 06/01/27	1,235	1,205,219
3.50%, 12/15/27	3,325	3,231,242
Masco Corp.
1.50%, 02/15/28	4,290	3,924,303
3.50%, 11/15/27(a)	1,110	1,080,179
Mohawk Industries Inc., 5.85%, 09/18/28	3,895	4,042,322
Owens Corning
3.40%, 08/15/26	2,230	2,191,228
3.50%, 02/15/30(a)	1,880	1,767,546
3.95%, 08/15/29(a)	3,660	3,546,424
5.50%, 06/15/27(a)	2,950	3,005,568
Trane Technologies Financing Ltd.
3.50%, 03/21/26	2,116	2,092,419
3.80%, 03/21/29	6,615	6,409,295
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28(a)	3,060	2,986,265
Vulcan Materials Co.
3.90%, 04/01/27(a)	2,336	2,306,162
4.95%, 12/01/29	3,360	3,387,102
		98,508,795

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 1.1%
Air Liquide Finance SA
2.25%, 09/10/29(a)(b)	$3,510	$3,201,036
2.50%, 09/27/26(a)(b)	5,653	5,497,876
Air Products and Chemicals Inc.
1.85%, 05/15/27(a)	4,158	3,947,607
4.60%, 02/08/29(a)	5,796	5,843,099
Albemarle Corp., 4.65%, 06/01/27	4,730	4,701,134
Alpek SAB de CV, 4.25%, 09/18/29(a)(b)	2,495	2,339,856
Bayport Polymers LLC, 4.74%, 04/14/27(a)(b)	1,030	1,025,368
Cabot Corp.
3.40%, 09/15/26(a)	1,498	1,470,735
4.00%, 07/01/29	2,530	2,447,516
Celanese U.S. Holdings LLC
1.40%, 08/05/26(a)	735	696,535
6.42%, 07/15/27(a)	3,703	3,795,355
6.58%, 07/15/29(a)	1,620	1,684,030
6.60%, 11/15/28(a)	2,035	2,112,167
CF Industries Inc., 4.50%, 12/01/26(b)	4,741	4,719,991
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(a)(b)	4,359	4,284,277
3.70%, 06/01/28(a)(b)	3,940	3,845,907
Dow Chemical Co. (The)
4.80%, 11/30/28(a)	4,278	4,307,080
7.38%, 11/01/29	5,160	5,744,718
DuPont de Nemours Inc., 4.73%, 11/15/28(a)	15,955	16,069,053
Eastman Chemical Co.
4.50%, 12/01/28(a)	3,605	3,585,640
5.00%, 08/01/29	5,505	5,543,058
Ecolab Inc.
1.65%, 02/01/27	3,016	2,870,896
2.70%, 11/01/26	4,726	4,606,239
3.25%, 12/01/27	3,260	3,173,781
5.25%, 01/15/28(a)	3,385	3,482,551
EIDP Inc., 4.50%, 05/15/26	2,019	2,020,167
FMC Corp.
3.20%, 10/01/26	3,043	2,961,787
3.45%, 10/01/29	3,155	2,904,667
5.15%, 05/18/26	2,975	2,976,572
Huntsman International LLC, 4.50%, 05/01/29	5,634	5,436,637
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	7,700	7,153,611
4.45%, 09/26/28	1,470	1,453,568
Kraton Corp., 5.00%, 07/15/27(a)(b)	2,160	2,182,909
LG Chem Ltd.
1.38%, 07/07/26(b)	4,270	4,086,290
3.63%, 04/15/29(a)(b)	1,540	1,467,835
LYB Finance Co. BV, 8.10%, 03/15/27(b)	3,330	3,515,930
LYB International Finance II BV, 3.50%, 03/02/27(a)	3,685	3,610,798
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(b)	4,500	4,510,926
MEGlobal BV
2.63%, 04/28/28(b)	4,485	4,122,711
4.25%, 11/03/26(b)	6,671	6,540,255
Mosaic Co. (The)
4.05%, 11/15/27	4,165	4,104,457
5.38%, 11/15/28(a)	2,625	2,684,430
Nutrien Ltd.
4.00%, 12/15/26(a)	2,504	2,477,808
4.20%, 04/01/29	5,760	5,655,582
4.90%, 03/27/28(a)	5,146	5,194,767
Security	Par (000)	Value
Chemicals (continued)
5.20%, 06/21/27	$2,895	$2,936,881
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(b)	3,579	3,440,857
4.00%, 10/04/27(a)(b)	3,110	2,989,117
PPG Industries Inc.
1.20%, 03/15/26	4,168	4,026,724
2.80%, 08/15/29(a)	2,165	2,004,049
3.75%, 03/15/28(a)	4,065	3,990,020
Rohm & Haas Co., 7.85%, 07/15/29(a)	4,535	5,033,248
RPM International Inc.
3.75%, 03/15/27	2,934	2,883,225
4.55%, 03/01/29(a)	2,970	2,956,270
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	5,895	5,798,676
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5,615	5,235,798
3.45%, 06/01/27	9,872	9,664,042
4.55%, 03/01/28	1,180	1,181,659
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(a)(b)	2,760	2,673,174
Solvay Finance America LLC, 5.65%, 06/04/29(a)(b)	3,765	3,862,701
Syngenta Finance NV, 5.18%, 04/24/28(a)(b)	2,715	2,721,717
Westlake Corp., 3.60%, 08/15/26(a)	4,488	4,427,121
Yara International ASA
3.80%, 06/06/26(b)	2,174	2,147,002
4.75%, 06/01/28(a)(b)	4,320	4,288,088
		248,317,581
Commercial Services — 1.0%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(a)(b)	1,935	1,824,247
4.20%, 08/04/27(b)	2,435	2,293,284
4.38%, 07/03/29(b)	4,435	4,013,514
Ashtead Capital Inc.
1.50%, 08/12/26(b)	3,123	2,979,914
4.00%, 05/01/28(b)	4,265	4,150,294
4.25%, 11/01/29(b)	3,575	3,454,635
4.38%, 08/15/27(b)	3,300	3,267,519
Automatic Data Processing Inc., 1.70%, 05/15/28	3,099	2,868,314
Block Financial LLC, 2.50%, 07/15/28(a)	970	897,735
Cintas Corp. No. 2, 3.70%, 04/01/27	5,812	5,734,905
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)(b)	6,405	6,458,365
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	3,045	2,871,687
4.85%, 09/26/28(a)(b)	3,450	3,424,373
Element Fleet Management Corp.
5.64%, 03/13/27(a)(b)	3,760	3,826,342
6.27%, 06/26/26(a)(b)	4,165	4,244,597
6.32%, 12/04/28(a)(b)	4,810	5,072,967
Equifax Inc.
3.25%, 06/01/26(a)	1,605	1,578,567
4.80%, 09/15/29(a)	5,040	5,045,686
5.10%, 12/15/27	4,985	5,047,566
5.10%, 06/01/28(a)	4,613	4,676,796
ERAC USA Finance LLC
3.30%, 12/01/26(b)	3,753	3,675,321
4.60%, 05/01/28(b)	5,995	6,009,166
5.00%, 02/15/29(a)(b)	4,800	4,862,995
Experian Finance PLC, 4.25%, 02/01/29(b)	4,130	4,069,649
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc.
1.20%, 03/01/26	$6,490	$6,265,297
2.15%, 01/15/27	4,481	4,278,269
3.20%, 08/15/29	7,865	7,333,045
4.45%, 06/01/28(a)	3,315	3,288,113
4.80%, 04/01/26	4,474	4,477,057
4.95%, 08/15/27(a)	1,274	1,283,358
5.30%, 08/15/29	3,860	3,919,085
GXO Logistics Inc.
1.65%, 07/15/26	2,431	2,332,111
6.25%, 05/06/29(a)	4,310	4,461,180
Leland Stanford Junior University (The), 1.29%, 06/01/27	2,182	2,043,394
Moody's Corp.
3.25%, 01/15/28	1,890	1,833,352
4.25%, 02/01/29(a)	2,520	2,502,003
PayPal Holdings Inc.
2.65%, 10/01/26(a)	8,101	7,890,907
2.85%, 10/01/29(a)	10,440	9,709,439
3.90%, 06/01/27	3,560	3,526,899
Quanta Services Inc., 4.75%, 08/09/27	880	881,404
RELX Capital Inc., 4.00%, 03/18/29	7,115	6,949,323
S&P Global Inc.
2.45%, 03/01/27(a)	8,407	8,096,222
2.50%, 12/01/29(a)	3,535	3,227,147
2.70%, 03/01/29	8,745	8,177,567
2.95%, 01/22/27	3,042	2,960,860
4.25%, 05/01/29	6,835	6,773,069
4.75%, 08/01/28	2,875	2,903,294
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27(a)(b)	2,624	2,563,715
Triton Container International Ltd., 2.05%, 04/15/26(a)(b)	3,399	3,285,933
UL Solutions Inc., 6.50%, 10/20/28(a)(b)	2,125	2,228,660
United Rentals North America Inc., 6.00%, 12/15/29(b)	8,010	8,136,592
Verisk Analytics Inc., 4.13%, 03/15/29(a)	5,000	4,901,056
		218,576,789
Computers — 1.8%
Accenture Capital Inc.
3.90%, 10/04/27	6,129	6,071,911
4.05%, 10/04/29(a)	7,810	7,682,283
Apple Inc.
1.20%, 02/08/28	16,114	14,822,386
1.40%, 08/05/28	13,645	12,426,808
2.05%, 09/11/26	12,575	12,186,072
2.20%, 09/11/29	11,385	10,406,189
2.45%, 08/04/26	13,872	13,551,903
2.90%, 09/12/27	13,138	12,736,189
3.00%, 06/20/27(a)	6,533	6,369,204
3.00%, 11/13/27(a)	9,626	9,356,222
3.20%, 05/11/27(a)	12,587	12,343,649
3.25%, 08/08/29	6,695	6,433,152
3.35%, 02/09/27	14,101	13,907,361
4.00%, 05/10/28	9,693	9,674,216
4.42%, 05/08/26	60	60,002
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	4,175	3,975,873
4.00%, 07/01/29(b)	3,515	3,312,004
CGI Inc., 1.45%, 09/14/26(a)	3,787	3,616,839
Dell Inc., 7.10%, 04/15/28(a)	1,205	1,285,858
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
4.35%, 02/01/30(a)	$2,645	$2,591,983
4.90%, 10/01/26	10,412	10,458,573
5.25%, 02/01/28	6,397	6,526,206
5.30%, 10/01/29	10,750	10,955,775
6.02%, 06/15/26	15,099	15,317,029
6.10%, 07/15/27(a)	3,432	3,540,281
DXC Technology Co.
1.80%, 09/15/26	4,482	4,284,458
2.38%, 09/15/28	4,100	3,764,086
Fortinet Inc., 1.00%, 03/15/26	3,035	2,923,426
Gartner Inc.
3.63%, 06/15/29(a)(b)	3,930	3,696,811
4.50%, 07/01/28(b)	2,668	2,609,523
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	2,077	2,010,138
6.00%, 06/04/29	2,760	2,860,152
HCL America Inc., 1.38%, 03/10/26(b)	1,526	1,475,061
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	4,441	4,313,281
4.40%, 09/25/27(a)	8,400	8,361,947
4.45%, 09/25/26	8,282	8,271,464
4.55%, 10/15/29	11,630	11,546,895
5.25%, 07/01/28(a)	3,982	4,060,903
HP Inc.
1.45%, 06/17/26	2,920	2,809,248
3.00%, 06/17/27	6,460	6,234,342
4.00%, 04/15/29	7,635	7,416,624
4.75%, 01/15/28(a)	6,029	6,070,238
IBM International Capital Pte Ltd.
4.60%, 02/05/27(a)	3,220	3,235,124
4.60%, 02/05/29(a)	3,622	3,626,754
International Business Machines Corp.
1.70%, 05/15/27	7,942	7,484,184
2.20%, 02/09/27	3,955	3,795,237
3.30%, 05/15/26	17,745	17,494,019
3.30%, 01/27/27(a)	3,311	3,246,741
3.50%, 05/15/29	20,798	19,916,877
4.15%, 07/27/27(a)	5,003	4,977,670
4.50%, 02/06/28(a)	6,420	6,444,653
4.65%, 02/10/28	4,330	4,342,189
4.80%, 02/10/30(a)	4,200	4,221,370
6.22%, 08/01/27(a)	3,394	3,529,448
6.50%, 01/15/28	1,655	1,746,257
Kyndryl Holdings Inc.
2.05%, 10/15/26	4,085	3,918,399
2.70%, 10/15/28(a)	2,840	2,640,699
Lenovo Group Ltd., 5.83%, 01/27/28(a)(b)	785	806,076
NetApp Inc., 2.38%, 06/22/27(a)	3,819	3,639,425
Western Digital Corp., 2.85%, 02/01/29	2,200	2,002,837
Wipro IT Services LLC, 1.50%, 06/23/26(a)(b)	3,910	3,754,512
		393,139,036
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	3,410	3,326,583
4.60%, 03/01/28(a)	3,128	3,176,033
4.80%, 03/02/26(a)	3,158	3,175,151
Conopco Inc.
Series E, 7.25%, 12/15/26(a)	3,370	3,535,236
Series F, 6.63%, 04/15/28(a)	2,755	2,932,893

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(a)(b)	$20	$19,289
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	295	266,681
3.15%, 03/15/27	3,250	3,174,195
4.38%, 05/15/28(a)	5,177	5,160,791
Haleon U.S. Capital LLC
3.38%, 03/24/27	12,770	12,490,765
3.38%, 03/24/29	7,700	7,335,901
Kenvue Inc.
5.05%, 03/22/28	7,163	7,298,281
5.35%, 03/22/26	4,550	4,590,859
Procter & Gamble Co. (The)
1.00%, 04/23/26	6,075	5,864,299
1.90%, 02/01/27	6,097	5,851,360
2.45%, 11/03/26	5,346	5,203,012
2.80%, 03/25/27(a)	3,535	3,441,297
2.85%, 08/11/27	4,910	4,759,967
3.95%, 01/26/28	4,025	4,008,376
4.15%, 10/24/29(a)	3,575	3,569,829
4.35%, 01/29/29(a)	4,330	4,360,684
Unilever Capital Corp.
2.00%, 07/28/26(a)	4,369	4,236,696
2.13%, 09/06/29	6,030	5,472,673
2.90%, 05/05/27	6,963	6,769,151
3.50%, 03/22/28	8,420	8,234,770
4.25%, 08/12/27(a)	4,158	4,159,157
4.88%, 09/08/28	4,785	4,873,720
		127,287,649
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
4.25%, 04/20/27(b)	1,630	1,620,533
4.50%, 10/24/28(b)	4,690	4,639,288
LKQ Corp., 5.75%, 06/15/28	5,140	5,282,397
Mitsubishi Corp.
1.13%, 07/15/26(a)(b)	8,892	8,502,527
5.00%, 07/05/28(a)(b)	4,845	4,908,386
5.00%, 07/02/29(a)(b)	3,330	3,390,996
		28,344,127
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	23,868	23,015,521
3.00%, 10/29/28(a)	22,930	21,535,959
3.65%, 07/21/27	7,176	6,998,641
3.88%, 01/23/28	3,670	3,593,173
4.45%, 04/03/26(a)	2,528	2,523,710
4.63%, 10/15/27(a)	4,840	4,822,674
4.63%, 09/10/29(a)	8,355	8,268,697
4.88%, 04/01/28	4,615	4,634,070
5.10%, 01/19/29(a)	5,525	5,580,356
5.75%, 06/06/28(a)	5,815	5,978,428
6.10%, 01/15/27	6,270	6,416,824
6.45%, 04/15/27	5,380	5,552,465
Air Lease Corp.
1.88%, 08/15/26	7,446	7,163,643
2.10%, 09/01/28(a)	2,475	2,264,989
2.20%, 01/15/27	4,810	4,602,669
3.00%, 02/01/30(a)	2,105	1,930,456
Security	Par (000)	Value
Diversified Financial Services (continued)
3.25%, 10/01/29(a)	$3,435	$3,212,510
3.63%, 04/01/27(a)	4,442	4,334,836
3.63%, 12/01/27	3,050	2,976,418
3.75%, 06/01/26	4,358	4,311,242
4.63%, 10/01/28(a)	3,410	3,398,529
5.10%, 03/01/29(a)	3,285	3,330,659
5.30%, 06/25/26	3,613	3,643,941
5.30%, 02/01/28	4,380	4,455,538
5.85%, 12/15/27	4,180	4,311,973
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(a)(b)	3,670	3,735,580
Aircastle Ltd.
2.85%, 01/26/28(b)	4,565	4,314,109
4.25%, 06/15/26	3,849	3,822,294
5.95%, 02/15/29(a)(b)	3,810	3,926,041
6.50%, 07/18/28(b)	3,487	3,641,826
Ally Financial Inc.
2.20%, 11/02/28(a)	4,810	4,370,076
4.75%, 06/09/27(a)	4,945	4,937,381
5.54%, 01/17/31(c)	1,840	1,849,208
6.85%, 01/03/30, (1-day SOFR + 2.282%)(c)	4,717	4,957,726
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	5,860	6,167,122
7.10%, 11/15/27(a)	4,355	4,593,422
American Express Co.
1.65%, 11/04/26	9,217	8,807,571
2.55%, 03/04/27(a)	13,269	12,798,918
3.13%, 05/20/26(a)	6,143	6,053,191
3.30%, 05/03/27	12,857	12,561,941
4.05%, 05/03/29(a)	7,204	7,105,984
5.04%, 07/26/28, (1-day SOFR + 0.930%)(c)	5,190	5,247,618
5.09%, 01/30/31(c)	6,430	6,510,049
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	7,095	7,174,553
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(c)	10,202	10,431,070
5.39%, 07/28/27, (1-day SOFR + 0.970%)(c)	7,820	7,913,940
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(c)	9,530	9,817,513
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(c)	7,065	7,150,170
5.85%, 11/05/27(a)	12,570	13,018,612
American Express Credit Corp., 3.30%, 05/03/27	2,565	2,507,721
Ameriprise Financial Inc.
2.88%, 09/15/26(a)	3,507	3,431,670
5.70%, 12/15/28(a)	5,664	5,881,887
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	745	687,212
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(a)(b)(c)	2,775	2,674,138
Ares Management Corp., 6.38%, 11/10/28	2,420	2,547,645
Atlas Warehouse Lending Co. LP
6.05%, 01/15/28(b)	2,820	2,847,669
6.25%, 01/15/30(b)	2,965	2,994,496
Aviation Capital Group LLC
1.95%, 09/20/26(b)	4,478	4,286,799
3.50%, 11/01/27(a)(b)	3,520	3,391,457
5.38%, 07/15/29(b)	3,930	3,977,183
6.25%, 04/15/28(b)	3,470	3,601,790
6.75%, 10/25/28(a)(b)	2,877	3,047,378
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	12,365	11,573,852
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.75%, 02/21/28(b)	$3,615	$3,395,524
3.25%, 02/15/27(b)	3,862	3,742,920
4.25%, 04/15/26(b)	5,850	5,812,896
4.38%, 05/01/26(b)	4,362	4,339,005
4.95%, 01/15/28(b)	5,285	5,270,299
5.15%, 01/15/30(b)	4,235	4,202,878
5.75%, 03/01/29(a)(b)	7,380	7,533,378
5.75%, 11/15/29(a)(b)	6,275	6,408,290
6.38%, 05/04/28(b)	7,345	7,611,761
BGC Group Inc.
6.60%, 06/10/29(a)	3,955	4,090,116
8.00%, 05/25/28	1,225	1,313,695
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(a)(b)	6,180	5,607,303
2.50%, 01/10/30(a)(b)	2,210	2,004,749
3.15%, 10/02/27(a)(b)	1,984	1,927,786
5.90%, 11/03/27(a)(b)	4,008	4,139,179
BOC Aviation Ltd.
3.00%, 09/11/29(b)	4,390	4,114,270
3.50%, 09/18/27(a)(b)	1,605	1,566,986
3.88%, 04/27/26(a)(b)	7,692	7,638,101
BOC Aviation USA Corp.
5.25%, 01/14/30(b)	3,190	3,287,640
5.75%, 11/09/28(a)(b)	2,190	2,279,685
Brookfield Finance Inc.
3.90%, 01/25/28	7,040	6,917,383
4.25%, 06/02/26	3,004	2,995,250
4.85%, 03/29/29	7,385	7,424,040
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(a)(b)	1,190	1,227,533
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	2,140	2,119,209
7.20%, 12/12/28(b)	5,195	5,517,647
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	8,091	7,716,064
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	7,640	7,173,882
3.65%, 05/11/27	6,074	5,951,294
3.75%, 07/28/26	9,504	9,386,086
3.75%, 03/09/27	8,044	7,904,899
3.80%, 01/31/28(a)	8,584	8,393,540
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	9,403	9,434,056
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	5,810	5,882,664
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	6,430	6,555,012
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	6,230	6,349,555
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(c)	6,370	6,539,303
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	11,010	11,470,235
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)(c)	5,320	5,519,387
Cboe Global Markets Inc., 3.65%, 01/12/27(a)	4,388	4,331,632
Charles Schwab Corp. (The)
0.90%, 03/11/26(a)	7,429	7,162,996
1.15%, 05/13/26	5,882	5,662,755
2.00%, 03/20/28(a)	8,440	7,858,447
2.45%, 03/03/27	9,866	9,496,510
2.75%, 10/01/29	3,385	3,126,243
3.20%, 03/02/27	4,146	4,056,162
3.20%, 01/25/28	4,115	3,978,668
3.25%, 05/22/29(a)	4,280	4,068,074
3.30%, 04/01/27	4,845	4,739,575
4.00%, 02/01/29(a)	4,235	4,153,464
Security	Par (000)	Value
Diversified Financial Services (continued)
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	$7,943	$8,174,076
5.88%, 08/24/26(a)	6,390	6,509,652
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)(c)	8,400	8,860,742
CI Financial Corp., 7.50%, 05/30/29(b)	4,660	4,910,841
Citadel Finance LLC
3.38%, 03/09/26(b)	3,487	3,421,903
5.90%, 02/10/30(b)	9,110	9,146,093
Citadel LP
4.88%, 01/15/27(a)(b)	3,331	3,318,653
6.00%, 01/23/30(a)(b)	2,545	2,592,695
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	50	50,945
CME Group Inc., 3.75%, 06/15/28(a)	5,407	5,321,323
Discover Financial Services, 4.10%, 02/09/27(a)	6,937	6,854,478
Eaton Vance Corp., 3.50%, 04/06/27	2,678	2,624,643
Enact Holdings Inc., 6.25%, 05/28/29(a)	5,120	5,270,224
FMR LLC, 7.57%, 06/15/29(a)(b)	5,055	5,601,458
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)(b)	995	984,729
Jefferies Financial Group Inc.
4.15%, 01/23/30	5,690	5,473,410
4.85%, 01/15/27(a)	4,922	4,930,489
5.88%, 07/21/28	7,757	7,999,083
6.45%, 06/08/27	2,382	2,468,154
Lazard Group LLC
3.63%, 03/01/27	2,278	2,232,018
4.38%, 03/11/29(a)	1,600	1,575,311
4.50%, 09/19/28	4,815	4,764,612
Legg Mason Inc., 4.75%, 03/15/26(a)	2,742	2,742,802
LPL Holdings Inc.
4.00%, 03/15/29(a)(b)	5,500	5,271,532
4.63%, 11/15/27(b)	3,970	3,921,350
5.20%, 03/15/30	2,700	2,707,633
5.70%, 05/20/27	2,160	2,198,727
6.75%, 11/17/28(a)	3,415	3,612,489
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	3,625	3,649,915
LSEGA Financing PLC
1.38%, 04/06/26(b)	5,859	5,664,482
2.00%, 04/06/28(b)	3,335	3,083,606
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(a)(b)	3,260	3,376,640
8.13%, 03/30/29(b)	2,255	2,371,863
8.38%, 05/01/28(a)(b)	260	271,912
Marex Group PLC, 6.40%, 11/04/29(a)	3,865	3,958,400
Mastercard Inc.
2.95%, 11/21/26	4,512	4,421,063
2.95%, 06/01/29	7,425	7,020,594
3.30%, 03/26/27(a)	6,895	6,768,167
3.50%, 02/26/28(a)	3,610	3,545,750
4.10%, 01/15/28	3,333	3,324,261
4.55%, 03/15/28	1,030	1,038,507
4.88%, 03/09/28	5,312	5,405,443
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	2,610	2,629,486
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(a)(b)	2,555	2,590,607
5.81%, 09/12/28(a)(b)	2,955	3,053,356
Nasdaq Inc.
3.85%, 06/30/26	3,166	3,140,937
5.35%, 06/28/28	7,586	7,771,232
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(a)(b)	1,942	1,929,106

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nomura Holdings Inc.
1.65%, 07/14/26	$7,625	$7,327,273
2.17%, 07/14/28	6,535	6,007,776
2.33%, 01/22/27	7,789	7,462,227
2.71%, 01/22/29	3,685	3,414,245
3.10%, 01/16/30	9,385	8,654,847
5.39%, 07/06/27(a)	3,045	3,088,978
5.59%, 07/02/27(a)	3,065	3,122,554
5.61%, 07/06/29(a)	3,320	3,417,266
5.84%, 01/18/28(a)	3,560	3,665,306
6.07%, 07/12/28(a)	5,885	6,115,465
Nuveen LLC
4.00%, 11/01/28(b)	2,950	2,895,562
5.55%, 01/15/30(a)(b)	2,985	3,072,011
ORIX Corp.
3.70%, 07/18/27(a)	1,230	1,206,794
4.65%, 09/10/29(a)	4,040	4,038,409
5.00%, 09/13/27	8,159	8,245,219
Power Finance Corp. Ltd., 6.15%, 12/06/28(a)(b)	945	983,635
Private Export Funding Corp., 4.50%, 02/07/27(b)	75	75,318
Radian Group Inc.
4.88%, 03/15/27	2,725	2,717,715
6.20%, 05/15/29	4,250	4,388,680
REC Ltd.
4.75%, 09/27/29(a)(b)	3,665	3,633,339
5.63%, 04/11/28(a)(b)	4,425	4,514,572
SURA Asset Management SA, 4.38%, 04/11/27(b)	1,780	1,770,229
Synchrony Financial
3.70%, 08/04/26	1,017	1,000,640
3.95%, 12/01/27	5,705	5,562,715
5.15%, 03/19/29	6,827	6,804,565
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(c)	4,040	4,125,060
USAA Capital Corp., 5.25%, 06/01/27(b)	215	219,391
Visa Inc.
0.75%, 08/15/27	2,887	2,663,643
1.90%, 04/15/27	9,971	9,515,056
2.75%, 09/15/27	5,176	4,989,365
Voya Financial Inc.
3.65%, 06/15/26	2,635	2,603,736
4.70%, 01/23/48(c)	2,118	2,011,234
Western Union Co. (The), 1.35%, 03/15/26	3,622	3,492,806
		963,973,782
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	4,265	3,922,674
4.38%, 06/22/26(b)	6,580	6,554,114
4.38%, 01/24/29(b)	470	463,583
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	5,000	4,318,992
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	2,980	2,867,940
AEP Texas Inc.
3.95%, 06/01/28	3,350	3,273,821
5.45%, 05/15/29(a)	3,945	4,043,304
AEP Transmission Co. LLC, 3.10%, 12/01/26	2,781	2,717,300
AES Andes SA, 6.30%, 03/15/29(b)	1,165	1,185,766
AES Corp. (The), 5.45%, 06/01/28(a)	10,805	10,992,823
Alabama Power Co., 3.75%, 09/01/27	3,645	3,587,199
Security	Par (000)	Value
Electric (continued)
Alexander Funding Trust II, 7.47%, 07/31/28(b)	$3,245	$3,456,179
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	2,185	2,199,989
Alliant Energy Finance LLC
4.25%, 06/15/28(a)(b)	1,045	1,025,804
5.40%, 06/06/27(a)(b)	2,775	2,802,104
5.95%, 03/30/29(a)(b)	2,220	2,299,573
Ameren Corp.
1.75%, 03/15/28	2,150	1,975,890
1.95%, 03/15/27	4,136	3,931,514
5.00%, 01/15/29	4,852	4,896,060
5.70%, 12/01/26	4,115	4,186,094
Ameren Illinois Co., 3.80%, 05/15/28	1,415	1,388,679
American Electric Power Co. Inc.
3.20%, 11/13/27(a)	3,320	3,204,776
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	4,625	4,404,902
5.20%, 01/15/29	6,535	6,630,372
5.75%, 11/01/27	3,606	3,707,300
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)(c)	1,580	1,618,388
Series J, 4.30%, 12/01/28(a)	3,775	3,728,337
Appalachian Power Co., Series X, 3.30%, 06/01/27	2,330	2,267,612
Arizona Public Service Co.
2.55%, 09/15/26(a)	1,463	1,415,864
2.60%, 08/15/29	2,630	2,412,787
2.95%, 09/15/27	1,701	1,632,612
Atlantic City Electric Co., 4.00%, 10/15/28	2,405	2,364,932
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	250	246,324
Avangrid Inc., 3.80%, 06/01/29(a)	4,745	4,566,553
Baltimore Gas & Electric Co., 2.40%, 08/15/26(a)	2,256	2,194,939
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	2,843	2,736,915
8.48%, 09/15/28(a)	815	915,771
Black Hills Corp.
3.05%, 10/15/29(a)	2,200	2,046,082
3.15%, 01/15/27(a)	3,051	2,967,645
5.95%, 03/15/28(a)	3,068	3,179,205
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	3,000	3,014,044
5.20%, 10/01/28	3,487	3,563,309
Series AA, 3.00%, 02/01/27	2,045	1,990,077
Series Z, 2.40%, 09/01/26(a)	1,964	1,908,743
CenterPoint Energy Inc.
1.45%, 06/01/26	3,060	2,948,490
5.25%, 08/10/26(a)	2,375	2,400,652
5.40%, 06/01/29	5,050	5,173,012
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(c)	1,575	1,609,085
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	670	658,308
Cleco Corporate Holdings LLC
3.38%, 09/15/29	100	91,988
3.74%, 05/01/26(a)	619	609,134
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(b)	2,150	2,068,126
CMS Energy Corp.
2.95%, 02/15/27	2,000	1,940,309
3.00%, 05/15/26	1,950	1,912,894
3.45%, 08/15/27	2,427	2,369,769
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Colbun SA, 3.95%, 10/11/27(a)(b)	$2,510	$2,442,887
Comision Federal de Electricidad
4.69%, 05/15/29(b)	8,590	8,176,668
4.75%, 02/23/27(a)(b)	3,090	3,059,202
5.70%, 01/24/30(b)	2,820	2,743,460
Commonwealth Edison Co.
2.55%, 06/15/26(a)	2,849	2,787,549
3.70%, 08/15/28(a)	3,520	3,434,906
Series 122, 2.95%, 08/15/27	2,518	2,430,979
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	2,490	2,503,189
4.95%, 01/15/30(a)	3,345	3,387,412
Series A, 3.20%, 03/15/27	3,226	3,148,476
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28(a)	970	948,134
Series B, 2.90%, 12/01/26(a)	1,625	1,580,227
Series B, 3.13%, 11/15/27	2,950	2,850,519
Series D, 4.00%, 12/01/28(a)	2,545	2,507,753
Constellation Energy Generation LLC, 5.60%, 03/01/28	5,400	5,540,053
Consumers Energy Co.
3.80%, 11/15/28	1,688	1,647,822
4.60%, 05/30/29	4,310	4,321,881
4.65%, 03/01/28(a)	3,290	3,314,045
4.70%, 01/15/30	4,980	5,002,627
4.90%, 02/15/29	3,803	3,853,333
Dominion Energy Inc.
4.25%, 06/01/28(a)	3,616	3,579,085
Series A, 1.45%, 04/15/26(a)	3,319	3,208,317
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	4,025	4,171,144
Series B, 3.60%, 03/15/27	2,458	2,410,132
Series D, 2.85%, 08/15/26	2,456	2,399,328
DTE Electric Co.
4.85%, 12/01/26(a)	1,830	1,848,712
Series A, 1.90%, 04/01/28	2,494	2,312,129
DTE Energy Co.
2.85%, 10/01/26	4,123	4,019,845
4.88%, 06/01/28	5,582	5,625,335
4.95%, 07/01/27	8,608	8,676,396
5.10%, 03/01/29	7,825	7,917,592
5.20%, 04/01/30	5,950	6,034,362
Series C, 3.40%, 06/15/29(a)	3,230	3,059,259
Duke Energy Carolinas LLC
2.45%, 08/15/29	3,060	2,807,315
2.45%, 02/01/30	3,435	3,114,731
2.95%, 12/01/26	4,282	4,188,371
3.95%, 11/15/28	4,970	4,889,683
4.85%, 03/15/30	1,110	1,122,719
Series A, 6.00%, 12/01/28	1,986	2,086,944
Duke Energy Corp.
2.65%, 09/01/26	9,427	9,179,589
3.15%, 08/15/27(a)	5,280	5,111,567
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)(c)	3,023	2,850,012
3.40%, 06/15/29(a)	4,060	3,849,085
4.30%, 03/15/28	6,226	6,179,109
4.85%, 01/05/27	3,725	3,752,047
4.85%, 01/05/29(a)	4,600	4,631,960
5.00%, 12/08/27	3,545	3,588,414
Security	Par (000)	Value
Electric (continued)
Duke Energy Florida LLC
2.50%, 12/01/29	$4,965	$4,525,735
3.20%, 01/15/27(a)	3,638	3,565,351
3.80%, 07/15/28(a)	2,918	2,865,438
Duke Energy Ohio Inc., 3.65%, 02/01/29(a)	2,901	2,808,899
Duke Energy Progress LLC
3.45%, 03/15/29	4,522	4,354,943
3.70%, 09/01/28	1,145	1,116,792
Duquesne Light Holdings Inc., 3.62%, 08/01/27(a)(b)	2,655	2,571,221
Edison International
4.13%, 03/15/28(a)	3,685	3,510,361
5.25%, 11/15/28(a)	3,874	3,779,861
5.45%, 06/15/29(a)	3,257	3,186,458
5.75%, 06/15/27(a)	3,719	3,726,321
6.95%, 11/15/29(a)	3,525	3,637,379
EDP Finance BV, 1.71%, 01/24/28(b)	7,335	6,737,602
Electricite de France SA
4.50%, 09/21/28(a)(b)	6,000	5,952,487
5.65%, 04/22/29(a)(b)	6,200	6,395,180
5.70%, 05/23/28(a)(b)	8,820	9,062,339
Emera U.S. Finance LP, 3.55%, 06/15/26(a)	4,679	4,606,676
Enel Americas SA, 4.00%, 10/25/26(a)	3,569	3,521,296
Enel Chile SA, 4.88%, 06/12/28	5,590	5,554,517
Enel Finance International NV
1.63%, 07/12/26(b)	7,601	7,305,391
2.13%, 07/12/28(a)(b)	5,935	5,446,260
3.50%, 04/06/28(a)(b)	9,135	8,795,737
3.63%, 05/25/27(b)	6,460	6,310,994
4.63%, 06/15/27(a)(b)	4,925	4,912,402
4.88%, 06/14/29(a)(b)	3,000	3,011,883
5.13%, 06/26/29(a)(b)	8,725	8,803,482
Engie Energia Chile SA, 3.40%, 01/28/30(b)	3,015	2,718,607
Engie SA, 5.25%, 04/10/29(a)(b)	4,805	4,878,448
Entergy Arkansas LLC
3.50%, 04/01/26(a)	3,591	3,559,738
4.00%, 06/01/28(a)	1,335	1,314,512
Entergy Corp.
1.90%, 06/15/28	4,727	4,337,236
2.95%, 09/01/26	4,643	4,534,991
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	7,255	7,411,998
Entergy Louisiana LLC
2.40%, 10/01/26	2,883	2,795,052
3.12%, 09/01/27(a)	1,933	1,874,055
3.25%, 04/01/28	3,142	3,025,754
Entergy Mississippi LLC, 2.85%, 06/01/28(a)	1,500	1,425,773
Entergy Texas Inc., 4.00%, 03/30/29	1,795	1,763,306
Evergy Inc., 2.90%, 09/15/29(a)	4,910	4,532,834
Evergy Kansas Central Inc.
2.55%, 07/01/26	4,805	4,692,676
3.10%, 04/01/27	2,005	1,954,479
Evergy Missouri West Inc., 5.15%, 12/15/27(a)(b)	2,533	2,564,537
Eversource Energy
2.90%, 03/01/27	4,405	4,256,780
3.35%, 03/15/26(a)	943	926,851
4.60%, 07/01/27	4,461	4,455,312
4.75%, 05/15/26	2,688	2,693,143
5.00%, 01/01/27	2,425	2,441,655
5.45%, 03/01/28	8,605	8,781,058
5.95%, 02/01/29	5,180	5,392,056

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series M, 3.30%, 01/15/28	$2,025	$1,954,155
Series O, 4.25%, 04/01/29(a)	3,382	3,308,298
Series U, 1.40%, 08/15/26	1,977	1,886,616
Exelon Corp.
2.75%, 03/15/27	4,660	4,493,346
3.40%, 04/15/26(a)	4,470	4,416,284
5.15%, 03/15/28	6,600	6,692,503
5.15%, 03/15/29	4,390	4,457,871
Fells Point Funding Trust, 3.05%, 01/31/27(b)	6,429	6,218,176
FirstEnergy Corp., Series B, 3.90%, 07/15/27	9,545	9,354,338
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	1,910	1,838,565
3.60%, 06/01/29(b)	1,910	1,827,473
4.30%, 01/15/29(b)	3,235	3,190,619
5.20%, 04/01/28(a)(b)	2,925	2,965,638
Series 144A, 5.15%, 03/30/26(b)	1,800	1,806,748
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	3,240	3,040,309
4.55%, 01/15/30	2,910	2,883,872
Florida Power & Light Co.
4.40%, 05/15/28(a)	7,542	7,544,615
4.45%, 05/15/26(a)	2,900	2,907,191
5.05%, 04/01/28(a)	8,934	9,102,257
5.15%, 06/15/29	5,390	5,524,617
Series A, 3.30%, 05/30/27	2,578	2,517,699
Fortis Inc./Canada, 3.06%, 10/04/26(a)	7,153	6,978,843
Georgia Power Co.
3.25%, 04/01/26	2,849	2,812,590
3.25%, 03/30/27(a)	2,970	2,903,191
4.65%, 05/16/28	4,932	4,955,569
5.00%, 02/23/27(a)	2,060	2,082,772
Series B, 2.65%, 09/15/29(a)	4,595	4,239,306
Indiana Michigan Power Co., 3.85%, 05/15/28	2,820	2,758,145
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/28(b)	10	9,465
Interstate Power & Light Co.
3.60%, 04/01/29(a)	2,675	2,580,677
4.10%, 09/26/28	4,420	4,350,112
ITC Holdings Corp.
3.25%, 06/30/26	2,584	2,536,481
3.35%, 11/15/27	3,360	3,254,766
4.95%, 09/22/27(a)(b)	5,962	5,995,697
Kallpa Generacion SA, 4.13%, 08/16/27(a)(b)	3,859	3,770,838
Liberty Utilities Co., 5.58%, 01/31/29(a)(b)	3,180	3,250,564
MidAmerican Energy Co.
3.10%, 05/01/27	5,105	4,976,982
3.65%, 04/15/29	9,110	8,801,693
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)(b)	3,770	3,710,430
Mississippi Power Co., 3.95%, 03/30/28(a)	1,155	1,140,097
Monongahela Power Co., 3.55%, 05/15/27(b)	3,467	3,384,128
Narragansett Electric Co. (The), 3.92%, 08/01/28(b)	640	627,646
National Grid PLC, 5.60%, 06/12/28	5,315	5,459,549
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,686	3,528,153
3.05%, 04/25/27(a)	2,518	2,449,587
3.40%, 02/07/28(a)	4,230	4,108,919
3.70%, 03/15/29(a)	3,045	2,949,926
3.90%, 11/01/28	2,139	2,094,533
Security	Par (000)	Value
Electric (continued)
4.12%, 09/16/27	$3,616	$3,587,359
4.45%, 03/13/26	3,615	3,613,138
4.75%, 02/07/28	920	927,626
4.80%, 02/05/27(a)	3,880	3,909,519
4.80%, 03/15/28(a)	4,113	4,147,738
4.85%, 02/07/29(a)	3,230	3,255,545
4.95%, 02/07/30	2,760	2,794,376
5.05%, 09/15/28	2,705	2,746,788
5.10%, 05/06/27(a)	2,780	2,815,748
5.15%, 06/15/29(a)	3,570	3,643,554
5.25%, 04/20/46(a)(c)	1,325	1,308,181
5.60%, 11/13/26	2,876	2,927,656
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)(c)	685	712,440
Nevada Power Co., Series CC, 3.70%, 05/01/29(a)	3,440	3,331,889
New York State Electric & Gas Corp.
3.25%, 12/01/26(b)	2,030	1,981,216
5.65%, 08/15/28(a)(b)	4,285	4,423,084
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27(a)	6,592	6,280,758
1.90%, 06/15/28	11,170	10,275,150
2.75%, 11/01/29(a)	6,610	6,082,101
3.50%, 04/01/29	3,575	3,419,065
3.55%, 05/01/27(a)	9,680	9,483,979
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)(c)	2,985	2,854,804
4.63%, 07/15/27	8,393	8,417,851
4.80%, 12/01/77(c)	3,155	3,036,327
4.85%, 02/04/28(a)	3,500	3,531,205
4.90%, 02/28/28(a)	9,380	9,467,985
4.90%, 03/15/29	6,170	6,220,902
5.05%, 03/15/30	4,350	4,396,896
5.65%, 05/01/79(a)(c)	3,241	3,182,281
6.70%, 09/01/54, (5-year CMT + 2.364%)(c)	3,755	3,811,588
Niagara Mohawk Power Corp., 4.28%, 12/15/28(b)	2,485	2,443,213
NRG Energy Inc.
2.45%, 12/02/27(a)(b)	5,655	5,298,857
4.45%, 06/15/29(b)	2,945	2,861,703
NSTAR Electric Co.
2.70%, 06/01/26(a)	1,323	1,292,859
3.20%, 05/15/27	3,321	3,232,986
3.25%, 05/15/29	2,855	2,705,712
4.85%, 03/01/30	2,400	2,410,306
OGE Energy Corp., 5.45%, 05/15/29(a)	3,025	3,104,014
Oklahoma Gas & Electric Co., 3.80%, 08/15/28	2,995	2,929,562
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28(a)	4,310	4,187,367
4.30%, 05/15/28	1,915	1,905,485
4.65%, 11/01/29	3,920	3,918,834
Pacific Gas and Electric Co.
2.10%, 08/01/27	6,498	6,066,804
2.95%, 03/01/26(a)	3,574	3,509,780
3.00%, 06/15/28(a)	5,252	4,932,434
3.30%, 03/15/27	2,580	2,502,447
3.30%, 12/01/27(a)	6,791	6,471,087
3.75%, 07/01/28	5,428	5,216,211
4.20%, 03/01/29(a)	2,896	2,803,928
4.65%, 08/01/28	1,910	1,881,404
5.45%, 06/15/27	3,122	3,159,245
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.55%, 05/15/29	$5,645	$5,727,548
6.10%, 01/15/29	5,037	5,194,090
PacifiCorp
3.50%, 06/15/29(a)	2,870	2,745,499
5.10%, 02/15/29	3,550	3,603,819
Palomino Funding Trust I, 7.23%, 05/17/28(a)(b)	3,060	3,231,585
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(a)(b)	1,060	1,067,233
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.38%, 02/05/30(b)	3,000	2,787,895
3.88%, 07/17/29(a)(b)	1,043	996,956
4.13%, 05/15/27(a)(b)	12,655	12,460,555
5.38%, 01/25/29(a)(b)	1,040	1,053,404
5.45%, 05/21/28(a)(b)	8,970	9,108,407
PPL Capital Funding Inc., 3.10%, 05/15/26	3,923	3,855,250
Public Service Co. of Colorado, 3.70%, 06/15/28	1,380	1,347,246
Public Service Electric & Gas Co.
0.95%, 03/15/26(a)	2,748	2,655,782
2.25%, 09/15/26	2,788	2,705,708
2.45%, 01/15/30	1,965	1,783,672
3.00%, 05/15/27(a)	3,104	3,014,211
3.20%, 05/15/29(a)	2,669	2,539,889
3.65%, 09/01/28(a)	859	836,659
3.70%, 05/01/28(a)	790	773,284
Public Service Enterprise Group Inc.
5.20%, 04/01/29	4,990	5,088,677
5.85%, 11/15/27(a)	4,475	4,619,045
5.88%, 10/15/28(a)	4,295	4,468,728
Puget Energy Inc., 2.38%, 06/15/28	3,602	3,344,315
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	1,125	1,192,587
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	2,725	2,639,580
San Diego Gas & Electric Co.
2.50%, 05/15/26	3,055	2,984,245
4.95%, 08/15/28(a)	4,385	4,436,941
6.00%, 06/01/26(a)	1,565	1,595,972
Sempra
3.25%, 06/15/27	4,403	4,267,321
3.40%, 02/01/28	6,394	6,168,028
3.70%, 04/01/29(a)	3,665	3,506,307
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	6,143	5,803,554
5.40%, 08/01/26	4,806	4,842,146
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)(c)	5,925	5,936,639
Sierra Pacific Power Co., 2.60%, 05/01/26	2,506	2,454,672
Southern California Edison Co.
2.85%, 08/01/29	3,430	3,138,994
4.40%, 09/06/26(a)	2,678	2,664,059
4.88%, 02/01/27	3,520	3,535,295
4.90%, 06/01/26	2,725	2,726,739
5.15%, 06/01/29(a)	4,095	4,127,615
5.30%, 03/01/28(a)	3,210	3,239,393
5.35%, 03/01/26(a)	3,285	3,299,563
5.65%, 10/01/28(a)	3,748	3,825,507
5.85%, 11/01/27(a)	4,715	4,816,831
6.65%, 04/01/29	2,325	2,401,088
Series A, 4.20%, 03/01/29(a)	3,440	3,339,115
Series B, 3.65%, 03/01/28(a)	585	566,292
Series D, 4.70%, 06/01/27(a)	3,788	3,771,285
Security	Par (000)	Value
Electric (continued)
Southern Co. (The)
3.25%, 07/01/26	$10,849	$10,670,909
4.85%, 06/15/28	5,055	5,106,828
5.11%, 08/01/27(a)	5,573	5,626,082
5.50%, 03/15/29	6,525	6,723,102
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	5,982	5,800,690
Series 21-B, 1.75%, 03/15/28	2,870	2,641,745
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	2,508	2,437,900
Series M, 4.10%, 09/15/28	2,935	2,884,230
Series N, 1.65%, 03/15/26(a)	2,973	2,882,278
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(b)	3,840	3,713,354
4.63%, 11/21/29(a)(b)	910	923,649
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	1,385	1,345,111
State Grid Overseas Investment BVI Ltd.
2.88%, 05/18/26(b)	345	339,064
3.50%, 05/04/27(a)(b)	16,803	16,521,981
4.25%, 05/02/28(a)(b)	4,530	4,520,743
System Energy Resources Inc., 6.00%, 04/15/28	2,434	2,530,605
Tampa Electric Co., 4.90%, 03/01/29	3,365	3,397,633
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)(b)	5,560	5,480,997
Transelec SA, 3.88%, 01/12/29(b)	180	172,252
Union Electric Co.
2.95%, 06/15/27(a)	2,621	2,535,298
3.50%, 03/15/29	3,395	3,271,709
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29(a)	3,595	3,357,876
Series A, 3.50%, 03/15/27	4,996	4,907,071
Series A, 3.80%, 04/01/28(a)	4,599	4,509,379
Series B, 2.95%, 11/15/26	2,594	2,533,306
Series B, 3.75%, 05/15/27	4,119	4,058,816
Vistra Operations Co. LLC
3.70%, 01/30/27(a)(b)	5,207	5,094,589
4.30%, 07/15/29(a)(b)	5,370	5,211,669
5.05%, 12/30/26(b)	655	657,215
WEC Energy Group Inc.
1.38%, 10/15/27	3,463	3,193,409
2.20%, 12/15/28(a)	3,505	3,213,551
4.75%, 01/15/28	3,020	3,034,291
5.15%, 10/01/27	2,795	2,834,872
5.60%, 09/12/26(a)	1,639	1,665,279
Wisconsin Electric Power Co.
1.70%, 06/15/28	294	270,302
5.00%, 05/15/29(a)	2,555	2,607,246
Wisconsin Power and Light Co.
3.00%, 07/01/29	2,694	2,520,731
3.05%, 10/15/27(a)	2,119	2,045,952
Wisconsin Public Service Corp., 4.55%, 12/01/29	2,225	2,225,496
Xcel Energy Inc.
1.75%, 03/15/27	3,444	3,257,749
2.60%, 12/01/29	2,995	2,711,557
3.35%, 12/01/26	3,265	3,195,691
4.00%, 06/15/28(a)	4,315	4,222,107
		1,255,485,193

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	$4,519	$4,278,003
1.80%, 10/15/27	2,654	2,490,645
2.00%, 12/21/28(a)	5,145	4,712,871
		11,481,519
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29(a)	2,570	2,441,213
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27(a)	2,320	2,258,796
Amphenol Corp.
2.80%, 02/15/30(a)	1,355	1,244,544
4.35%, 06/01/29	4,110	4,076,479
4.75%, 03/30/26(a)	1,640	1,643,540
5.05%, 04/05/27(a)	3,860	3,907,118
5.05%, 04/05/29(a)	3,784	3,857,506
Arrow Electronics Inc.
3.88%, 01/12/28	3,570	3,477,212
5.15%, 08/21/29(a)	3,280	3,305,524
Avnet Inc.
4.63%, 04/15/26	3,280	3,275,478
6.25%, 03/15/28	3,455	3,581,900
Flex Ltd.
4.88%, 06/15/29(a)	4,284	4,272,963
6.00%, 01/15/28(a)	2,820	2,904,378
Fortive Corp., 3.15%, 06/15/26	5,025	4,939,308
Honeywell International Inc.
1.10%, 03/01/27	6,165	5,776,398
2.50%, 11/01/26	8,952	8,691,347
2.70%, 08/15/29	5,300	4,935,212
4.25%, 01/15/29(a)	5,245	5,208,873
4.65%, 07/30/27	7,025	7,069,916
4.70%, 02/01/30	2,805	2,817,317
4.88%, 09/01/29(a)	3,704	3,773,823
4.95%, 02/15/28	3,251	3,308,664
Hubbell Inc.
3.15%, 08/15/27	1,930	1,865,965
3.35%, 03/01/26	2,086	2,058,002
3.50%, 02/15/28	2,940	2,847,394
Jabil Inc.
1.70%, 04/15/26	2,981	2,883,211
3.60%, 01/15/30(a)	3,010	2,827,876
3.95%, 01/12/28	2,315	2,265,323
4.25%, 05/15/27(a)	5,843	5,798,538
5.45%, 02/01/29	2,215	2,260,362
Keysight Technologies Inc.
3.00%, 10/30/29(a)	3,845	3,554,550
4.60%, 04/06/27	5,069	5,072,818
TD SYNNEX Corp.
1.75%, 08/09/26	4,279	4,103,011
2.38%, 08/09/28(a)	2,175	2,008,786
Trimble Inc., 4.90%, 06/15/28(a)	4,455	4,477,488
Tyco Electronics Group SA
3.13%, 08/15/27	3,134	3,039,843
4.63%, 02/01/30	2,340	2,341,207
Vontier Corp.
1.80%, 04/01/26(a)	2,702	2,609,445
2.40%, 04/01/28	3,360	3,097,685
		139,879,013
Security	Par (000)	Value
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	$5,492	$5,763,208
MasTec Inc.
4.50%, 08/15/28(b)	2,310	2,262,218
5.90%, 06/15/29(a)	3,060	3,140,166
Mexico City Airport Trust
3.88%, 04/30/28(a)(b)	5,150	4,901,049
4.25%, 10/31/26(b)	6,834	6,710,578
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(b)	430	435,444
Ste Transcore Holdings Inc., 3.38%, 05/05/27(b)	6,625	6,490,392
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(b)	5,106	5,050,622
Vinci SA, 3.75%, 04/10/29(a)(b)	6,788	6,561,760
		41,315,437
Entertainment — 0.2%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(a)(b)	3,710	3,797,908
Warnermedia Holdings Inc.
3.76%, 03/15/27	25,355	24,749,910
4.05%, 03/15/29	10,000	9,499,817
WMG Acquisition Corp., 3.75%, 12/01/29(b)	3,090	2,872,833
		40,920,468
Environmental Control — 0.3%
Republic Services Inc.
2.90%, 07/01/26(a)	2,694	2,644,515
3.38%, 11/15/27	3,705	3,609,547
3.95%, 05/15/28	5,542	5,456,361
4.88%, 04/01/29	5,450	5,505,461
5.00%, 11/15/29	3,255	3,307,064
Veralto Corp.
5.35%, 09/18/28(a)	4,755	4,871,649
5.50%, 09/18/26	4,220	4,276,438
Waste Connections Inc.
2.60%, 02/01/30(a)	3,345	3,042,522
3.50%, 05/01/29(a)	3,675	3,529,790
4.25%, 12/01/28(a)	3,015	2,989,152
Waste Management Inc.
1.15%, 03/15/28(a)	3,445	3,135,781
2.00%, 06/01/29(a)	4,005	3,625,943
3.15%, 11/15/27	5,031	4,879,576
3.88%, 01/15/29(b)	1,220	1,188,971
4.50%, 03/15/28(a)	6,395	6,420,562
4.63%, 02/15/30	5,025	5,052,432
4.88%, 02/15/29(a)	5,395	5,490,498
4.95%, 07/03/27(a)	3,626	3,677,851
7.00%, 07/15/28(a)	1,760	1,903,790
		74,607,903
Food — 1.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	3,660	3,975,951
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(a)(b)	1,815	1,883,638
Cencosud SA, 4.38%, 07/17/27(a)(b)	4,905	4,823,382
Conagra Brands Inc.
1.38%, 11/01/27	6,542	5,990,085
4.85%, 11/01/28(a)	8,955	8,960,772
5.30%, 10/01/26(a)	3,220	3,254,809
7.00%, 10/01/28	3,810	4,071,336
7.13%, 10/01/26	3,595	3,733,469
Danone SA, 2.95%, 11/02/26(a)(b)	12,624	12,311,173
Flowers Foods Inc., 3.50%, 10/01/26	1,865	1,831,199
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
General Mills Inc.
3.20%, 02/10/27	$4,702	$4,593,404
4.20%, 04/17/28	9,286	9,194,126
4.70%, 01/30/27	3,316	3,331,364
4.88%, 01/30/30	5,720	5,742,773
5.50%, 10/17/28(a)	3,622	3,732,990
Hershey Co. (The)
2.30%, 08/15/26	3,029	2,951,925
2.45%, 11/15/29	1,925	1,766,601
4.25%, 05/04/28(a)	2,805	2,805,605
4.55%, 02/24/28(a)	1,070	1,078,533
4.75%, 02/24/30	2,975	3,008,927
Hormel Foods Corp.
1.70%, 06/03/28	5,397	4,953,497
4.80%, 03/30/27(a)	3,260	3,289,116
Ingredion Inc., 3.20%, 10/01/26	3,157	3,091,558
J.M. Smucker Co. (The)
3.38%, 12/15/27	3,478	3,380,576
5.90%, 11/15/28(a)	4,967	5,200,620
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	6,080	5,839,882
3.00%, 02/02/29	4,015	3,739,468
5.13%, 02/01/28	5,949	6,008,674
5.50%, 01/15/30	5,005	5,039,740
Kellanova
3.25%, 04/01/26	4,416	4,360,416
3.40%, 11/15/27	4,335	4,217,080
4.30%, 05/15/28(a)	4,565	4,540,458
Kraft Heinz Foods Co.
3.00%, 06/01/26	10,980	10,773,640
3.88%, 05/15/27	8,897	8,780,241
4.63%, 01/30/29(a)	3,030	3,036,135
Kroger Co. (The)
2.65%, 10/15/26	4,691	4,554,042
3.70%, 08/01/27(a)	3,984	3,913,125
4.50%, 01/15/29(a)	5,070	5,049,369
8.00%, 09/15/29(a)	145	163,688
Series B, 7.70%, 06/01/29(a)	1,745	1,940,479
Mars Inc.
0.88%, 07/16/26(b)	3,088	2,945,724
4.55%, 04/20/28(a)(b)	6,868	6,862,367
McCormick & Co. Inc./MD, 3.40%, 08/15/27	5,263	5,133,586
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(a)(b)	2,230	2,120,117
Mondelez International Inc.
2.63%, 03/17/27	4,980	4,802,960
4.13%, 05/07/28(a)	3,823	3,782,965
4.75%, 02/20/29	4,120	4,155,396
Nestle Capital Corp., 4.65%, 03/12/29(a)(b)	4,203	4,244,640
Nestle Holdings Inc.
1.00%, 09/15/27(a)(b)	6,938	6,399,385
1.15%, 01/14/27(a)(b)	3,208	3,031,287
1.50%, 09/14/28(a)(b)	6,190	5,631,165
3.63%, 09/24/28(a)(b)	8,110	7,913,538
4.13%, 10/01/27(a)(b)	4,025	4,010,196
4.25%, 10/01/29(a)(b)	2,325	2,316,609
5.00%, 03/14/28(a)(b)	5,693	5,799,515
5.00%, 09/12/28(a)(b)	3,085	3,159,950
5.25%, 03/13/26(a)(b)	5,880	5,932,092
Security	Par (000)	Value
Food (continued)
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	$1,135	$1,122,425
Smithfield Foods Inc.
4.25%, 02/01/27(a)(b)	3,825	3,752,704
5.20%, 04/01/29(b)	860	855,396
Sysco Corp.
2.40%, 02/15/30(a)	1,570	1,412,478
3.25%, 07/15/27(a)	4,668	4,537,599
3.30%, 07/15/26	5,979	5,887,130
5.75%, 01/17/29	3,790	3,935,340
The Campbell's Co.
4.15%, 03/15/28	7,109	7,024,564
5.20%, 03/19/27	3,440	3,486,137
5.20%, 03/21/29	4,395	4,471,273
5.30%, 03/20/26	2,425	2,442,084
Tyson Foods Inc.
3.55%, 06/02/27	8,587	8,392,832
4.00%, 03/01/26	4,582	4,556,651
4.35%, 03/01/29	7,195	7,093,759
5.40%, 03/15/29	4,435	4,536,136
		322,661,866
Food Service — 0.0%
Sodexo Inc., 1.63%, 04/16/26(a)(b)	2,047	1,979,946
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,995	2,906,513
4.20%, 01/29/30(a)(b)	3,005	2,834,573
4.25%, 04/30/29(b)	1,842	1,751,789
Georgia-Pacific LLC
0.95%, 05/15/26(a)(b)	4,977	4,774,096
2.10%, 04/30/27(a)(b)	4,225	4,021,321
7.25%, 06/01/28	1,300	1,400,432
7.75%, 11/15/29(a)	2,980	3,378,201
Inversiones CMPC SA
3.85%, 01/13/30(b)	2,580	2,408,491
4.38%, 04/04/27(a)(b)	2,623	2,599,555
Suzano Austria GmbH
2.50%, 09/15/28(a)	2,365	2,152,460
5.00%, 01/15/30	5,985	5,847,155
5.75%, 07/14/26(a)(b)	1,015	1,026,976
6.00%, 01/15/29	11,071	11,278,160
Suzano International Finance BV, 5.50%, 01/17/27	5,955	6,014,097
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)(b)	1,115	1,176,481
		53,570,300
Gas — 0.5%
APA Infrastructure Ltd., 4.25%, 07/15/27(b)	4,865	4,826,107
Atmos Energy Corp.
2.63%, 09/15/29(a)	3,245	3,001,276
3.00%, 06/15/27(a)	2,871	2,788,072
Boston Gas Co.
3.00%, 08/01/29(a)(b)	3,225	2,981,481
3.15%, 08/01/27(a)(b)	2,975	2,861,995
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26(b)	3,751	3,698,176
3.87%, 03/04/29(a)(b)	3,375	3,253,068
4.63%, 08/05/27(a)(b)	2,240	2,226,841
CenterPoint Energy Resources Corp.
4.00%, 04/01/28(a)	2,065	2,031,955
5.25%, 03/01/28(a)	5,940	6,048,165

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(b)	$257	$251,744
ENN Energy Holdings Ltd., 4.63%, 05/17/27(a)(b)	3,410	3,389,994
KeySpan Gas East Corp., 2.74%, 08/15/26(b)	5,131	4,993,693
Korea Gas Corp., 2.88%, 07/16/29(b)	550	514,850
National Fuel Gas Co.
3.95%, 09/15/27	2,158	2,118,214
4.75%, 09/01/28	1,845	1,835,458
5.50%, 10/01/26	1,920	1,942,316
5.50%, 03/15/30	1,645	1,665,695
NiSource Inc.
2.95%, 09/01/29	4,874	4,533,205
3.49%, 05/15/27	6,326	6,189,692
5.20%, 07/01/29(a)	3,950	4,026,498
5.25%, 03/30/28	6,965	7,070,883
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)(c)	490	500,656
ONE Gas Inc., 5.10%, 04/01/29	3,485	3,546,780
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	4,015	3,834,367
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	2,965	2,757,450
Southern California Gas Co.
2.95%, 04/15/27	4,395	4,251,439
Series TT, 2.60%, 06/15/26	4,720	4,608,388
Series XX, 2.55%, 02/01/30	1,575	1,424,557
Southern Co. Gas Capital Corp., 3.25%, 06/15/26(a)	4,545	4,472,285
Southwest Gas Corp.
3.70%, 04/01/28(a)	359	349,015
5.45%, 03/23/28(a)	1,752	1,785,829
5.80%, 12/01/27(a)	1,615	1,661,747
Spire Inc., 5.30%, 03/01/26	250	251,257
		101,693,148
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28	2,455	2,453,130
Regal Rexnord Corp.
6.05%, 04/15/28(a)	8,183	8,368,820
6.30%, 02/15/30(a)	6,780	7,064,467
Snap-on Inc., 3.25%, 03/01/27	1,158	1,131,175
Stanley Black & Decker Inc.
3.40%, 03/01/26	2,699	2,668,599
4.25%, 11/15/28(a)	3,330	3,294,925
6.00%, 03/06/28(a)	2,668	2,778,798
6.27%, 03/06/26(a)	1,070	1,070,816
		28,830,730
Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28(a)	2,665	2,454,097
3.75%, 11/30/26	10,434	10,359,569
Agilent Technologies Inc.
2.75%, 09/15/29(a)	3,460	3,191,785
3.05%, 09/22/26	1,909	1,867,619
4.20%, 09/09/27(a)	2,265	2,252,143
Alcon Finance Corp.
2.75%, 09/23/26(b)	3,704	3,601,355
3.00%, 09/23/29(b)	6,100	5,674,283
Baxter International Inc.
1.92%, 02/01/27(a)	8,902	8,477,679
Security	Par (000)	Value
Health Care - Products (continued)
2.27%, 12/01/28	$8,430	$7,737,759
2.60%, 08/15/26	4,670	4,544,472
Boston Scientific Corp.
3.75%, 03/01/26(a)	552	547,358
4.00%, 03/01/28(a)	605	596,921
4.00%, 03/01/29(a)	3,440	3,370,888
DH Europe Finance II SARL, 2.60%, 11/15/29	5,345	4,907,916
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,820	4,774,682
GE HealthCare Technologies Inc.
4.80%, 08/14/29	8,085	8,102,697
5.65%, 11/15/27(a)	11,140	11,438,497
Medtronic Global Holdings SCA, 4.25%, 03/30/28	7,018	6,998,516
Olympus Corp., 2.14%, 12/08/26(b)	3,192	3,058,562
Revvity Inc.
1.90%, 09/15/28	2,020	1,840,769
3.30%, 09/15/29	5,890	5,524,476
Smith & Nephew PLC, 5.15%, 03/20/27	1,870	1,887,988
Solventum Corp.
5.40%, 03/01/29	10,152	10,362,425
5.45%, 02/25/27	6,325	6,427,976
Stryker Corp.
3.50%, 03/15/26(a)	5,756	5,698,727
3.65%, 03/07/28(a)	4,193	4,092,261
4.25%, 09/11/29(a)	5,325	5,246,750
4.55%, 02/10/27	4,175	4,182,902
4.70%, 02/10/28(a)	3,675	3,696,458
4.85%, 12/08/28(a)	4,090	4,144,907
4.85%, 02/10/30	4,735	4,766,702
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	5,140	4,687,590
2.60%, 10/01/29(a)	6,130	5,656,243
4.80%, 11/21/27	4,009	4,053,166
4.95%, 08/10/26	3,724	3,758,405
5.00%, 12/05/26	6,540	6,607,665
5.00%, 01/31/29(a)	6,440	6,578,952
Zimmer Biomet Holdings Inc.
4.70%, 02/19/27	2,315	2,321,670
5.05%, 02/19/30	3,180	3,214,073
5.35%, 12/01/28	4,140	4,229,632
		192,936,535
Health Care - Services — 2.2%
Adventist Health System/West, 2.95%, 03/01/29(a)	1,890	1,751,754
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	3,190	3,126,120
Ascension Health, Series B, 2.53%, 11/15/29(a)	325	298,235
Banner Health, 2.34%, 01/01/30	180	162,995
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28(a)	180	178,461
Centene Corp.
2.45%, 07/15/28	14,092	12,838,782
3.38%, 02/15/30	12,345	11,170,908
4.25%, 12/15/27	14,678	14,282,516
4.63%, 12/15/29	20,450	19,641,607
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	370	366,829
Cigna Group (The)
1.25%, 03/15/26	2,924	2,826,841
3.05%, 10/15/27	3,241	3,130,951
3.40%, 03/01/27	8,954	8,775,066
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.38%, 10/15/28	$27,087	$26,876,425
5.00%, 05/15/29(a)	7,046	7,145,667
5.69%, 03/15/26	1,045	1,045,210
CommonSpirit Health, 3.35%, 10/01/29	50	47,160
Elevance Health Inc.
1.50%, 03/15/26	4,261	4,132,345
2.88%, 09/15/29	5,345	4,961,106
3.65%, 12/01/27	9,905	9,694,713
4.10%, 03/01/28(a)	7,793	7,694,435
4.50%, 10/30/26	3,286	3,288,525
4.75%, 02/15/30	4,035	4,047,988
5.15%, 06/15/29(a)	3,825	3,900,628
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	5,050	4,808,314
3.75%, 06/15/29(a)(b)	2,641	2,513,631
HCA Inc.
3.13%, 03/15/27(a)	6,234	6,050,476
3.38%, 03/15/29	3,718	3,509,709
4.13%, 06/15/29	12,729	12,351,342
4.50%, 02/15/27	7,640	7,610,597
5.00%, 03/01/28(a)	1,520	1,532,305
5.20%, 06/01/28	6,167	6,242,080
5.25%, 06/15/26	8,756	8,791,686
5.25%, 03/01/30	2,880	2,919,277
5.38%, 09/01/26	6,369	6,408,958
5.63%, 09/01/28(a)	9,625	9,836,784
5.88%, 02/01/29(a)	6,730	6,930,791
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/29(b)	5,310	5,402,882
Highmark Inc., 1.45%, 05/10/26(b)	2,443	2,341,838
Humana Inc.
1.35%, 02/03/27	4,065	3,815,448
3.13%, 08/15/29(a)	2,325	2,166,362
3.70%, 03/23/29	4,210	4,029,833
3.95%, 03/15/27	2,974	2,932,718
5.75%, 03/01/28(a)	3,165	3,251,744
5.75%, 12/01/28(a)	2,775	2,860,857
ICON Investments Six DAC
5.81%, 05/08/27	2,350	2,399,536
5.85%, 05/08/29	4,830	4,987,230
IQVIA Inc.
5.70%, 05/15/28	5,540	5,661,603
6.25%, 02/01/29	6,750	7,045,913
Kaiser Foundation Hospitals, 3.15%, 05/01/27(a)	2,790	2,722,453
Laboratory Corp. of America Holdings
1.55%, 06/01/26	3,067	2,957,659
2.95%, 12/01/29	3,980	3,670,103
3.60%, 09/01/27(a)	4,556	4,458,553
Premier Health Partners, Series G, 2.91%, 11/15/26	1,502	1,454,113
Providence St. Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29(a)	245	223,165
Series H, 2.75%, 10/01/26(a)	1,220	1,187,369
Quest Diagnostics Inc.
3.45%, 06/01/26	3,073	3,037,718
4.20%, 06/30/29	3,285	3,230,146
4.60%, 12/15/27(a)	3,038	3,049,920
4.63%, 12/15/29	3,685	3,673,080
Roche Holdings Inc.
0.99%, 03/05/26(a)(b)	3,677	3,560,127
Security	Par (000)	Value
Health Care - Services (continued)
1.93%, 12/13/28(a)(b)	$12,775	$11,694,342
2.31%, 03/10/27(a)(b)	8,022	7,733,901
2.38%, 01/28/27(a)(b)	5,498	5,310,288
2.63%, 05/15/26(b)	5,860	5,752,647
3.63%, 09/17/28(a)(b)	885	865,707
4.20%, 09/09/29(a)(b)	5,780	5,741,990
4.79%, 03/08/29(a)(b)	5,730	5,817,353
5.27%, 11/13/26(a)(b)	7,058	7,171,532
5.34%, 11/13/28(a)(b)	8,030	8,283,621
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	10	9,717
SSM Health Care Corp.
4.89%, 06/01/28	60	60,509
Series A, 3.82%, 06/01/27	2,470	2,433,171
UnitedHealth Group Inc.
3.70%, 05/15/27	4,440	4,374,249
1.15%, 05/15/26(a)	5,757	5,544,269
2.88%, 08/15/29(a)	6,889	6,434,337
2.95%, 10/15/27(a)	6,048	5,833,840
3.10%, 03/15/26(a)	6,015	5,934,067
3.38%, 04/15/27	3,931	3,854,010
3.45%, 01/15/27(a)	4,837	4,759,878
3.85%, 06/15/28	7,271	7,139,462
3.88%, 12/15/28	5,587	5,467,510
4.00%, 05/15/29(a)	6,266	6,141,472
4.25%, 01/15/29	8,240	8,152,251
4.60%, 04/15/27	3,200	3,215,684
4.70%, 04/15/29(a)	3,765	3,790,305
4.75%, 07/15/26	3,900	3,922,570
4.80%, 01/15/30	4,065	4,092,080
5.25%, 02/15/28(a)	6,320	6,468,359
5.30%, 02/15/30	4,910	5,051,336
Universal Health Services Inc.
1.65%, 09/01/26	4,350	4,151,814
4.63%, 10/15/29	3,715	3,632,596
		469,846,454
Holding Companies - Diversified — 1.3%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(a)(b)	2,800	2,727,071
Antares Holdings LP
2.75%, 01/15/27(b)	2,775	2,635,697
3.75%, 07/15/27(a)(b)	3,500	3,355,107
3.95%, 07/15/26(b)	2,805	2,756,729
6.35%, 10/23/29(b)	2,870	2,903,591
6.50%, 02/08/29(a)(b)	2,850	2,893,473
7.95%, 08/11/28(b)	250	265,339
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)	6,075	6,358,468
Ares Capital Corp.
2.15%, 07/15/26	6,325	6,101,712
2.88%, 06/15/27(a)	2,801	2,678,838
2.88%, 06/15/28	7,696	7,190,315
5.88%, 03/01/29	6,260	6,396,025
5.95%, 07/15/29	5,550	5,678,799
7.00%, 01/15/27	4,595	4,756,113
Ares Strategic Income Fund
5.60%, 02/15/30(b)	4,220	4,211,089
5.70%, 03/15/28(b)	6,000	6,043,671
6.35%, 08/15/29(a)(b)	3,965	4,077,993
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,675	1,607,853
2.95%, 03/10/26(a)	2,069	2,023,028

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Barings BDC Inc.
3.30%, 11/23/26	$1,805	$1,746,810
7.00%, 02/15/29	1,760	1,830,843
Blackstone Private Credit Fund
2.63%, 12/15/26	7,162	6,861,086
3.25%, 03/15/27	5,660	5,457,276
4.00%, 01/15/29(a)	3,255	3,110,390
4.95%, 09/26/27(b)	2,000	1,985,206
5.60%, 11/22/29(b)	2,900	2,898,778
5.95%, 07/16/29(a)	2,485	2,528,645
7.30%, 11/27/28(a)	3,955	4,221,856
Blackstone Secured Lending Fund
2.13%, 02/15/27	3,614	3,419,396
2.75%, 09/16/26	4,583	4,421,421
2.85%, 09/30/28	4,405	4,051,794
5.35%, 04/13/28	3,755	3,762,245
5.88%, 11/15/27(a)	2,250	2,295,069
Blue Owl Capital Corp.
2.63%, 01/15/27	2,374	2,260,494
2.88%, 06/11/28	4,480	4,132,310
3.40%, 07/15/26(a)	5,852	5,709,084
5.95%, 03/15/29	6,030	6,105,285
Blue Owl Capital Corp. II, 8.45%, 11/15/26	625	656,874
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,934	1,845,969
Blue Owl Credit Income Corp.
3.13%, 09/23/26	2,465	2,385,533
4.70%, 02/08/27	3,050	3,020,541
6.60%, 09/15/29(b)	5,165	5,308,471
7.75%, 09/16/27	3,500	3,677,050
7.75%, 01/15/29	3,375	3,623,393
7.95%, 06/13/28	3,870	4,140,377
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(a)	1,660	1,572,608
3.75%, 06/17/26(b)	2,226	2,166,099
6.10%, 03/15/28(b)	1,245	1,254,387
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	4,395	4,520,481
Carlyle Secured Lending Inc., 6.75%, 02/18/30	1,300	1,343,221
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	4,145	4,038,856
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	4,850	4,712,768
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	3,164	3,104,354
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	780	726,177
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	3,613	3,503,607
CK Hutchison International 21 Ltd., 1.50%, 04/15/26(a)(b)	4,835	4,682,041
Franklin BSP Capital Corp.
3.25%, 03/30/26(a)	1,880	1,833,026
7.20%, 06/15/29(a)(b)	2,200	2,286,546
FS KKR Capital Corp.
2.63%, 01/15/27	1,686	1,609,829
3.13%, 10/12/28	4,220	3,871,718
3.25%, 07/15/27(a)	2,482	2,374,180
6.13%, 01/15/30	4,875	4,914,992
6.88%, 08/15/29(a)	3,185	3,319,993
7.88%, 01/15/29(a)	2,220	2,379,148
Goldman Sachs BDC Inc., 6.38%, 03/11/27	1,270	1,301,809
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital BDC Inc.
2.05%, 02/15/27	$2,076	$1,955,762
2.50%, 08/24/26	3,805	3,667,570
6.00%, 07/15/29(a)	4,800	4,884,525
7.05%, 12/05/28(a)	2,555	2,694,008
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	3,290	3,291,671
HPS Corporate Lending Fund
5.45%, 01/14/28(b)	20	20,058
6.25%, 09/30/29(a)	2,125	2,186,473
6.75%, 01/30/29(a)	3,075	3,195,725
Main Street Capital Corp.
3.00%, 07/14/26	3,098	3,003,804
6.50%, 06/04/27	2,115	2,161,756
6.95%, 03/01/29	2,130	2,237,172
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	1,769	1,753,061
6.15%, 05/17/29(a)	2,315	2,355,442
New Mountain Finance Corp.
6.20%, 10/15/27	1,650	1,669,380
6.88%, 02/01/29	1,780	1,829,483
North Haven Private Income Fund LLC, 5.75%, 02/01/30(b)	1,000	991,348
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	1,906	1,812,615
6.34%, 02/27/30	900	906,293
7.10%, 02/15/29(a)	1,805	1,877,578
Oaktree Strategic Credit Fund
6.50%, 07/23/29(a)	2,610	2,684,604
8.40%, 11/14/28	1,685	1,838,209
Sixth Street Lending Partners
5.75%, 01/15/30	3,170	3,158,068
6.50%, 03/11/29(a)	4,635	4,780,026
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(a)	1,800	1,742,132
6.13%, 03/01/29(a)	2,370	2,426,554
6.95%, 08/14/28	1,538	1,612,160
		282,368,424
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	2,882	2,738,138
1.40%, 10/15/27	1,620	1,496,200
Lennar Corp.
4.75%, 11/29/27	4,173	4,187,216
5.00%, 06/15/27	1,661	1,669,609
5.25%, 06/01/26	1,232	1,237,220
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	1,810	1,732,020
5.13%, 06/06/27(a)	1,260	1,263,017
PulteGroup Inc.
5.00%, 01/15/27	1,498	1,506,984
5.50%, 03/01/26	1,123	1,129,296
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	3,045	2,903,495
4.35%, 02/15/28	2,518	2,489,466
4.88%, 03/15/27	2,725	2,730,556
		25,083,217
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27(a)	$2,840	$2,716,024
4.40%, 03/15/29(a)	3,695	3,529,007
LG Electronics Inc.
5.63%, 04/24/27(b)	915	931,890
5.63%, 04/24/29(a)(b)	495	508,981
Whirlpool Corp., 4.75%, 02/26/29(a)	5,575	5,493,553
		13,179,455
Household Products & Wares — 0.2%
Avery Dennison Corp., 4.88%, 12/06/28(a)	3,707	3,739,207
Church & Dwight Co. Inc., 3.15%, 08/01/27	2,950	2,872,926
Clorox Co. (The)
3.10%, 10/01/27	2,395	2,315,678
3.90%, 05/15/28	3,909	3,838,896
4.40%, 05/01/29	4,200	4,182,168
Kimberly-Clark Corp.
1.05%, 09/15/27	3,237	2,982,757
3.20%, 04/25/29(a)	5,170	4,946,202
3.95%, 11/01/28	2,644	2,606,897
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(a)(b)	15,626	15,106,114
		42,590,845
Insurance — 4.3%
Aegon Funding Co. LLC, 5.50%, 04/16/27(a)(b)	4,650	4,700,051
Aegon Ltd., 5.50%, 04/11/48(c)	4,375	4,363,649
Aflac Inc.
1.13%, 03/15/26	2,330	2,250,211
2.88%, 10/15/26	2,102	2,048,829
AIA Group Ltd.
3.60%, 04/09/29(a)(b)	6,194	6,008,904
3.90%, 04/06/28(a)(b)	1,810	1,781,924
5.63%, 10/25/27(b)	4,900	5,053,933
Allstate Corp. (The)
3.28%, 12/15/26	3,107	3,042,578
5.05%, 06/24/29	3,735	3,791,975
American International Group Inc.
4.20%, 04/01/28	2,390	2,358,932
Series A-9, 5.75%, 04/01/48(a)(c)	130	128,592
American National Global Funding, 5.55%, 01/28/30(a)(b)	2,810	2,868,185
American National Group Inc.
5.00%, 06/15/27	2,944	2,943,648
5.75%, 10/01/29(a)	4,010	4,056,178
Aon Corp.
3.75%, 05/02/29(a)	4,964	4,794,924
4.50%, 12/15/28(a)	2,365	2,359,330
8.21%, 01/01/27(a)	2,191	2,315,033
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27(a)	3,650	3,523,119
Aon North America Inc.
5.13%, 03/01/27	4,130	4,174,820
5.15%, 03/01/29	6,380	6,491,254
Arch Capital Finance LLC, 4.01%, 12/15/26	3,126	3,103,118
Arthur J Gallagher & Co.
4.60%, 12/15/27(a)	1,390	1,391,764
4.85%, 12/15/29	5,500	5,522,209
Assurant Inc.
3.70%, 02/22/30	2,155	2,019,689
4.90%, 03/27/28	1,290	1,297,634
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28(a)	$2,565	$2,690,813
Athene Global Funding
1.61%, 06/29/26(b)	4,454	4,282,986
1.73%, 10/02/26(a)(b)	4,079	3,898,839
1.99%, 08/19/28(b)	4,040	3,668,793
2.45%, 08/20/27(a)(b)	2,787	2,636,419
2.50%, 03/24/28(a)(b)	3,690	3,442,789
2.72%, 01/07/29(a)(b)	2,860	2,637,512
2.95%, 11/12/26(b)	4,092	3,976,667
4.72%, 10/08/29(a)(b)	4,330	4,274,579
4.86%, 08/27/26(a)(b)	4,395	4,406,434
4.95%, 01/07/27(a)(b)	1,550	1,556,559
5.34%, 01/15/27(a)(b)	550	555,763
5.35%, 07/09/27(a)(b)	2,705	2,738,285
5.38%, 01/07/30(b)	4,320	4,376,014
5.52%, 03/25/27(a)(b)	5,110	5,191,259
5.58%, 01/09/29(a)(b)	7,110	7,273,292
5.62%, 05/08/26(a)(b)	2,485	2,514,533
Athene Holding Ltd., 4.13%, 01/12/28	6,110	6,027,266
Axis Specialty Finance LLC
3.90%, 07/15/29(a)	2,530	2,432,750
4.90%, 01/15/40, (5-year CMT + 3.186%)(c)	1,085	1,025,684
Axis Specialty Finance PLC, 4.00%, 12/06/27(a)	2,112	2,078,135
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	4,729	4,563,726
Berkshire Hathaway Inc., 3.13%, 03/15/26	14,852	14,682,363
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	3,040	2,925,505
2.00%, 06/28/28(a)(b)	2,020	1,833,502
5.55%, 04/09/27(a)(b)	950	962,515
5.65%, 06/10/29(a)(b)	2,550	2,602,950
Brighthouse Financial Inc., 3.70%, 06/22/27(a)	4,211	4,116,851
Brown & Brown Inc., 4.50%, 03/15/29	1,625	1,608,309
Chubb INA Holdings LLC
3.35%, 05/03/26(a)	8,906	8,800,711
4.65%, 08/15/29	4,945	4,974,483
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	450	482,482
CNA Financial Corp.
3.45%, 08/15/27(a)	2,906	2,832,616
3.90%, 05/01/29	3,690	3,577,380
4.50%, 03/01/26	3,070	3,064,178
CNO Financial Group Inc., 5.25%, 05/30/29	3,405	3,413,639
CNO Global Funding
1.75%, 10/07/26(a)(b)	3,005	2,869,352
2.65%, 01/06/29(a)(b)	3,515	3,247,190
4.88%, 12/10/27(b)	125	125,171
4.95%, 09/09/29(a)(b)	2,680	2,691,050
5.88%, 06/04/27(a)(b)	2,035	2,085,738
Corebridge Financial Inc.
3.65%, 04/05/27(a)	8,902	8,735,168
3.85%, 04/05/29	6,800	6,555,685
6.88%, 12/15/52, (5-year CMT + 3.846%)(c)	6,119	6,290,845
Corebridge Global Funding
4.65%, 08/20/27(a)(b)	3,510	3,519,599
4.90%, 01/07/28(b)	15	15,128
4.90%, 12/03/29(b)	3,820	3,836,490
5.20%, 01/12/29(a)(b)	4,425	4,504,906
5.20%, 06/24/29(b)	3,775	3,842,254
5.35%, 06/24/26(a)(b)	3,085	3,117,510
5.75%, 07/02/26(a)(b)	4,530	4,602,009

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.90%, 09/19/28(b)	$2,380	$2,475,893
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%(b)(c)(d)	9,135	9,013,378
Empower Finance 2020 LP, 1.36%, 09/17/27(a)(b)	1,410	1,296,698
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	1,365	1,327,789
Enstar Group Ltd., 4.95%, 06/01/29(a)	3,620	3,606,724
Equitable Financial Life Global Funding
1.30%, 07/12/26(b)	3,216	3,085,333
1.40%, 08/27/27(a)(b)	2,821	2,610,275
1.70%, 11/12/26(a)(b)	3,057	2,920,584
1.80%, 03/08/28(a)(b)	2,155	1,983,299
4.88%, 11/19/27(b)	3,295	3,312,336
5.45%, 03/03/28(a)(b)	2,952	3,012,282
Equitable Holdings Inc.
4.35%, 04/20/28	11,125	11,005,945
4.57%, 02/15/29(a)(b)	1,880	1,856,588
7.00%, 04/01/28	115	122,436
Essent Group Ltd., 6.25%, 07/01/29	3,145	3,246,344
F&G Annuities & Life Inc.
6.50%, 06/04/29	3,770	3,882,350
7.40%, 01/13/28(a)	3,555	3,724,412
F&G Global Funding
1.75%, 06/30/26(a)(b)	4,491	4,319,045
2.00%, 09/20/28(a)(b)	1,055	948,414
2.30%, 04/11/27(a)(b)	2,510	2,380,282
5.88%, 06/10/27(a)(b)	3,195	3,260,049
5.88%, 01/16/30(a)(b)	2,375	2,427,626
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	3,710	3,712,581
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	930	973,719
Fidelity National Financial Inc., 4.50%, 08/15/28	3,085	3,053,991
GA Global Funding Trust
1.95%, 09/15/28(b)	985	894,827
2.25%, 01/06/27(b)	3,540	3,382,992
4.40%, 09/23/27(a)(b)	4,105	4,072,972
5.40%, 01/13/30(a)(b)	2,700	2,758,343
5.50%, 01/08/29(a)(b)	4,800	4,898,522
Global Atlantic Fin Co., 4.40%, 10/15/29(a)(b)	3,330	3,218,380
Globe Life Inc., 4.55%, 09/15/28(a)	3,355	3,341,339
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(a)(b)	1,980	1,939,783
Guardian Life Global Funding
1.25%, 05/13/26(b)	1,850	1,785,026
1.25%, 11/19/27(a)(b)	2,888	2,653,086
1.40%, 07/06/27(a)(b)	1,120	1,045,096
1.63%, 09/16/28(a)(b)	745	676,007
3.25%, 03/29/27(b)	2,205	2,156,040
4.18%, 09/26/29(a)(b)	3,150	3,101,602
5.55%, 10/28/27(b)	2,752	2,824,181
5.74%, 10/02/28(b)	2,380	2,477,438
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26(a)	2,320	2,315,542
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29(a)	2,165	2,009,433
Horace Mann Educators Corp., 7.25%, 09/15/28	2,040	2,202,695
Jackson Financial Inc., 5.17%, 06/08/27(a)	1,856	1,875,020
Security	Par (000)	Value
Insurance (continued)
Jackson National Life Global Funding
3.05%, 04/29/26(a)(b)	$3,593	$3,532,984
3.05%, 06/21/29(a)(b)	160	148,503
4.60%, 10/01/29(b)	3,420	3,379,409
4.90%, 01/13/27(b)	2,250	2,260,436
5.25%, 04/12/28(a)(b)	1,760	1,776,065
5.35%, 01/13/30(a)(b)	2,720	2,778,010
5.55%, 07/02/27(b)	235	239,491
5.60%, 04/10/26(a)(b)	815	823,196
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	5,655	5,905,871
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(b)(c)	2,000	2,037,400
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	4,430	4,388,804
Lincoln National Corp.
3.05%, 01/15/30(a)	3,000	2,764,942
3.63%, 12/12/26(a)	2,230	2,193,588
3.80%, 03/01/28(a)	3,140	3,065,430
Loews Corp., 3.75%, 04/01/26(a)	3,085	3,064,565
Manulife Financial Corp.
2.48%, 05/19/27(a)	2,891	2,771,375
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(c)	4,850	4,761,430
4.15%, 03/04/26(a)	6,047	6,027,483
Markel Group Inc.
3.35%, 09/17/29	1,740	1,646,203
3.50%, 11/01/27(a)	1,735	1,693,309
Marsh & McLennan Companies Inc.
3.75%, 03/14/26	3,656	3,630,545
4.38%, 03/15/29	10,152	10,088,805
4.55%, 11/08/27	5,740	5,747,704
MassMutual Global Funding II
1.20%, 07/16/26(b)	1,375	1,318,289
2.35%, 01/14/27(a)(b)	4,576	4,414,505
3.40%, 03/08/26(b)	4,633	4,587,869
4.30%, 10/22/27(b)	1,675	1,668,571
4.50%, 04/10/26(a)(b)	4,980	4,992,902
4.85%, 01/17/29(a)(b)	4,305	4,361,189
4.95%, 01/10/30(b)	3,315	3,357,978
5.05%, 12/07/27(a)(b)	4,615	4,693,946
5.05%, 06/14/28(a)(b)	3,955	4,027,122
5.10%, 04/09/27(a)(b)	5,210	5,287,066
5.15%, 05/30/29(a)(b)	3,305	3,380,301
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(b)(c)	355	354,350
Mercury General Corp., 4.40%, 03/15/27(a)	2,219	2,177,068
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	3,280	3,131,155
4.00%, 10/01/27(a)(b)	3,378	3,337,737
4.80%, 01/14/28(b)	2,015	2,033,582
4.85%, 01/16/27(a)(b)	2,975	2,996,820
5.25%, 04/12/29(a)(b)	3,485	3,573,260
5.40%, 06/20/26(b)	2,900	2,938,468
Metropolitan Life Global Funding I
1.88%, 01/11/27(a)(b)	5,570	5,317,750
3.00%, 09/19/27(b)	4,950	4,778,581
3.05%, 06/17/29(a)(b)	2,680	2,523,703
3.30%, 03/21/29(a)(b)	3,235	3,080,827
3.45%, 12/18/26(a)(b)	6,375	6,273,010
4.30%, 08/25/29(b)	3,280	3,236,436
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.40%, 06/30/27(a)(b)	$3,460	$3,455,584
4.85%, 01/08/29(a)(b)	5,495	5,554,015
4.90%, 01/09/30(a)(b)	3,705	3,743,140
5.05%, 06/11/27(a)(b)	3,355	3,398,796
5.05%, 01/06/28(a)(b)	3,415	3,470,076
5.40%, 09/12/28(b)	3,285	3,381,672
MGIC Investment Corp., 5.25%, 08/15/28	1,935	1,914,996
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(b)(c)(d)	3,050	3,030,642
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	90	94,933
Mutual of Omaha Companies Global Funding
4.75%, 10/15/29(a)(b)	2,650	2,648,010
5.35%, 04/09/27(b)	2,515	2,547,163
5.45%, 12/12/28(a)(b)	2,090	2,144,239
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(a)(b)	2,405	2,438,699
New York Life Global Funding
1.15%, 06/09/26(a)(b)	2,458	2,362,780
2.35%, 07/14/26(a)(b)	975	950,353
3.00%, 01/10/28(b)	3,745	3,601,374
3.25%, 04/07/27(a)(b)	3,702	3,620,620
3.90%, 10/01/27(a)(b)	4,049	3,999,143
4.40%, 12/13/27(b)	45	44,945
4.60%, 12/05/29(a)(b)	3,720	3,729,893
4.70%, 04/02/26(b)	3,525	3,538,501
4.70%, 01/29/29(b)	4,177	4,203,263
4.85%, 01/09/28(a)(b)	6,490	6,562,603
4.90%, 04/02/27(a)(b)	3,623	3,659,794
4.90%, 06/13/28(b)	5,738	5,816,055
5.00%, 06/06/29(a)(b)	3,450	3,510,530
5.45%, 09/18/26(b)	7,784	7,916,816
Nippon Life Insurance Co.
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)(c)	6,290	5,765,578
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(c)	3,510	3,428,161
NLG Global Funding, 5.40%, 01/23/30(b)	3,000	3,064,191
NMI Holdings Inc., 6.00%, 08/15/29	2,510	2,551,829
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	3,915	3,594,131
1.75%, 01/11/27(b)	4,258	4,063,645
3.30%, 04/04/29(b)	290	276,589
4.11%, 09/12/27(a)(b)	3,433	3,408,526
4.35%, 09/15/27(a)(b)	4,360	4,356,016
4.70%, 04/06/26(b)	2,540	2,550,216
4.71%, 01/10/29(a)(b)	3,650	3,673,069
4.90%, 06/12/28(a)(b)	4,255	4,302,668
4.96%, 01/13/30(a)(b)	3,000	3,044,548
5.07%, 03/25/27(a)(b)	4,210	4,266,140
Old Republic International Corp., 3.88%, 08/26/26	3,658	3,616,074
Pacific Life Global Funding II
1.38%, 04/14/26(a)(b)	8,875	8,588,227
1.45%, 01/20/28(a)(b)	1,660	1,529,187
1.60%, 09/21/28(a)(b)	960	866,222
4.50%, 08/28/29(b)	3,519	3,515,295
4.85%, 02/10/30(a)(b)	2,390	2,408,281
4.90%, 04/04/28(a)(b)	2,773	2,805,547
4.90%, 01/11/29(a)(b)	2,465	2,497,013
5.50%, 08/28/26(b)	3,745	3,805,684
Security	Par (000)	Value
Insurance (continued)
5.50%, 07/18/28(b)	$3,042	$3,134,568
PartnerRe Finance B LLC, 3.70%, 07/02/29	2,955	2,843,833
Pricoa Global Funding I
1.20%, 09/01/26(b)	4,381	4,181,144
4.40%, 08/27/27(b)	3,190	3,192,544
5.10%, 05/30/28(a)(b)	3,405	3,467,212
5.55%, 08/28/26(a)(b)	3,280	3,336,857
Principal Financial Group Inc.
3.10%, 11/15/26	3,015	2,940,704
3.70%, 05/15/29	3,495	3,368,195
Principal Life Global Funding II
1.25%, 08/16/26(b)	6,615	6,316,048
1.50%, 11/17/26(b)	3,980	3,786,115
2.50%, 09/16/29(a)(b)	2,000	1,834,448
3.00%, 04/18/26(b)	4,526	4,453,761
4.60%, 08/19/27(a)(b)	4,984	4,998,143
4.80%, 01/09/28(b)	3,040	3,061,477
4.95%, 11/27/29(b)	3,080	3,118,331
5.00%, 01/16/27(b)	3,130	3,160,076
5.10%, 01/25/29(b)	3,680	3,738,424
5.50%, 06/28/28(b)	2,035	2,084,419
Progressive Corp. (The)
2.45%, 01/15/27	3,202	3,095,660
2.50%, 03/15/27	3,004	2,902,245
4.00%, 03/01/29(a)	4,270	4,201,800
6.63%, 03/01/29(a)	2,525	2,726,936
Protective Life Corp.
3.40%, 01/15/30(a)(b)	1,845	1,736,802
4.30%, 09/30/28(a)(b)	2,520	2,502,188
Protective Life Global Funding
1.30%, 09/20/26(a)(b)	2,150	2,048,813
1.62%, 04/15/26(a)(b)	2,972	2,878,452
1.90%, 07/06/28(b)	660	607,240
4.34%, 09/13/27(a)(b)	1,810	1,802,234
4.71%, 07/06/27(b)	1,935	1,945,621
4.77%, 12/09/29(b)	2,105	2,108,500
4.99%, 01/12/27(a)(b)	2,095	2,113,320
5.21%, 04/14/26(a)(b)	2,550	2,568,054
5.22%, 06/12/29(a)(b)	3,100	3,158,647
5.47%, 12/08/28(b)	3,630	3,736,388
Prudential Financial Inc.
1.50%, 03/10/26	10,190	9,889,486
3.88%, 03/27/28	2,978	2,927,759
4.50%, 09/15/47(a)(c)	4,670	4,554,289
5.70%, 09/15/48(a)(c)	5,135	5,121,413
Reinsurance Group of America Inc.
3.90%, 05/15/29(a)	3,775	3,653,643
3.95%, 09/15/26	2,634	2,611,186
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	1,778	1,683,247
2.75%, 01/21/27(a)(b)	2,220	2,122,210
4.93%, 09/01/27(b)	315	313,410
RenaissanceRe Finance Inc., 3.45%, 07/01/27(a)	1,345	1,312,955
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	2,890	2,750,666
RGA Global Funding
2.00%, 11/30/26(a)(b)	2,700	2,586,580
2.70%, 01/18/29(a)(b)	2,725	2,540,658
5.25%, 01/09/30(b)	3,500	3,553,973
5.45%, 05/24/29(a)(b)	4,605	4,729,158
6.00%, 11/21/28(a)(b)	2,580	2,691,852

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	$3,095	$3,042,385
Sammons Financial Group Global Funding
5.05%, 01/10/28(a)(b)	3,000	3,021,390
5.10%, 12/10/29(a)(b)	3,250	3,276,926
Sammons Financial Group Inc., 4.45%, 05/12/27(a)(b)	1,835	1,817,255
SBL Holdings Inc., 5.13%, 11/13/26(a)(b)	2,329	2,304,025
SiriusPoint Ltd., 7.00%, 04/05/29	2,705	2,826,106
Sumitomo Life Insurance Co., 4.00%, 09/14/77(a)(b)(c)	7,090	6,896,846
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(b)(c)	3,105	3,091,170
Trinity Acquisition PLC, 4.40%, 03/15/26	3,209	3,198,118
Unum Group, 4.00%, 06/15/29	2,675	2,594,421
Willis North America Inc.
2.95%, 09/15/29	5,140	4,754,891
4.50%, 09/15/28	4,145	4,117,132
4.65%, 06/15/27	4,560	4,563,377
		933,321,087
Internet — 1.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	15,295	14,903,255
Alphabet Inc.
0.80%, 08/15/27	6,970	6,434,658
2.00%, 08/15/26	12,075	11,707,174
Amazon.com Inc.
1.00%, 05/12/26	13,012	12,541,558
1.20%, 06/03/27	7,608	7,124,546
1.65%, 05/12/28	14,405	13,313,659
3.15%, 08/22/27	21,601	21,064,461
3.30%, 04/13/27	12,215	11,999,188
3.45%, 04/13/29(a)	10,338	10,054,846
4.55%, 12/01/27	12,329	12,444,293
4.65%, 12/01/29(a)	10,165	10,352,436
Baidu Inc.
1.63%, 02/23/27(a)	2,065	1,955,781
1.72%, 04/09/26(a)	3,115	3,022,385
3.63%, 07/06/27(a)	3,740	3,671,906
4.38%, 03/29/28	3,690	3,670,817
4.88%, 11/14/28	200	201,669
Booking Holdings Inc.
3.55%, 03/15/28(a)	3,740	3,647,866
3.60%, 06/01/26(a)	5,014	4,967,314
eBay Inc.
1.40%, 05/10/26	3,397	3,277,488
3.60%, 06/05/27(a)	4,792	4,695,705
5.95%, 11/22/27	1,568	1,623,729
Expedia Group Inc.
3.25%, 02/15/30	5,630	5,250,504
3.80%, 02/15/28	6,427	6,263,119
4.63%, 08/01/27	4,421	4,420,464
JD.com Inc., 3.38%, 01/14/30(a)	4,200	3,978,938
Meituan
4.50%, 04/02/28(b)	6,459	6,405,695
4.63%, 10/02/29(b)	5,620	5,574,324
Meta Platforms Inc.
3.50%, 08/15/27	17,929	17,638,384
4.30%, 08/15/29	8,503	8,488,008
4.60%, 05/15/28	10,505	10,619,507
Netflix Inc.
4.38%, 11/15/26(a)	6,615	6,629,068
4.88%, 04/15/28(a)	10,602	10,742,185
Security	Par (000)	Value
Internet (continued)
5.38%, 11/15/29(b)	$6,425	$6,631,080
5.88%, 11/15/28	12,167	12,740,497
6.38%, 05/15/29	5,870	6,284,061
Prosus NV
3.26%, 01/19/27(a)(b)	4,855	4,698,414
3.68%, 01/21/30(b)	205	188,547
4.85%, 07/06/27(b)	826	818,917
Tencent Holdings Ltd.
3.58%, 04/11/26(b)	3,155	3,124,064
3.60%, 01/19/28(b)	15,880	15,513,151
3.98%, 04/11/29(a)(b)	14,213	13,959,437
Uber Technologies Inc.
4.30%, 01/15/30	7,860	7,723,755
4.50%, 08/15/29(a)(b)	10,853	10,687,066
6.25%, 01/15/28(b)	2,700	2,721,554
7.50%, 09/15/27(b)	3,332	3,353,176
VeriSign Inc., 4.75%, 07/15/27	4,352	4,350,970
		341,479,619
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29(a)	3,155	3,098,725
4.55%, 03/11/26(a)	2,350	2,338,783
6.55%, 11/29/27	7,815	8,173,021
Gerdau Trade Inc., 4.88%, 10/24/27(b)	915	916,112
GUSAP III LP, 4.25%, 01/21/30(b)	2,070	1,966,457
Nucor Corp.
3.95%, 05/01/28	2,045	2,011,430
4.30%, 05/23/27	3,715	3,706,655
POSCO
4.50%, 08/04/27(a)(b)	817	814,786
4.88%, 01/23/27(b)	860	864,715
5.75%, 01/17/28(b)	6,485	6,667,344
Steel Dynamics Inc.
1.65%, 10/15/27(a)	1,382	1,284,349
5.00%, 12/15/26(a)	3,530	3,526,965
		35,369,342
Leisure Time — 0.1%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	3,235	3,318,814
Carnival Corp.
4.00%, 08/01/28(b)	6,315	6,068,399
7.00%, 08/15/29(b)	3,345	3,516,538
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(a)(b)	2,328	2,234,942
5.95%, 06/11/29(a)(b)	3,815	3,867,852
6.50%, 03/10/28(a)(b)	4,395	4,524,755
Polaris Inc., 6.95%, 03/15/29(a)	3,720	3,933,495
		27,464,795
Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29(a)	2,200	2,078,403
Hyatt Hotels Corp.
4.38%, 09/15/28	2,825	2,785,620
4.85%, 03/15/26	1,353	1,353,213
5.25%, 06/30/29	4,140	4,182,423
5.75%, 01/30/27	3,080	3,135,350
Las Vegas Sands Corp.
3.50%, 08/18/26	3,000	2,931,597
3.90%, 08/08/29	5,605	5,290,572
5.90%, 06/01/27(a)	3,960	4,037,791
6.00%, 08/15/29	3,700	3,801,616
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Marriott International Inc./MD
4.88%, 05/15/29	$3,665	$3,687,575
4.90%, 04/15/29(a)	5,795	5,844,316
5.00%, 10/15/27	5,561	5,623,813
5.45%, 09/15/26	2,658	2,692,148
5.55%, 10/15/28	4,480	4,610,187
Series AA, 4.65%, 12/01/28	2,223	2,222,693
Series R, 3.13%, 06/15/26	4,011	3,938,657
Series X, 4.00%, 04/15/28	3,130	3,077,799
Sands China Ltd.
2.30%, 03/08/27	4,113	3,885,166
2.85%, 03/08/29(a)	4,390	3,977,397
5.40%, 08/08/28	11,975	12,019,032
		81,175,368
Machinery — 1.3%
ABB Finance USA Inc., 3.80%, 04/03/28(a)	515	506,864
AGCO Corp., 5.45%, 03/21/27	2,375	2,407,673
Caterpillar Financial Services Corp.
0.90%, 03/02/26	4,668	4,512,933
1.10%, 09/14/27	4,879	4,520,700
1.15%, 09/14/26(a)	3,511	3,351,120
1.70%, 01/08/27(a)	3,426	3,269,272
2.40%, 08/09/26	1,980	1,927,803
3.60%, 08/12/27(a)	4,298	4,232,992
4.35%, 05/15/26(a)	7,905	7,917,886
4.38%, 08/16/29(a)	4,210	4,192,245
4.40%, 10/15/27	4,295	4,302,713
4.40%, 03/03/28	2,025	2,029,298
4.45%, 10/16/26(a)	3,676	3,688,615
4.50%, 01/07/27(a)	2,255	2,268,520
4.50%, 01/08/27(a)	3,280	3,294,704
4.60%, 11/15/27	5,885	5,929,001
4.70%, 11/15/29	6,075	6,140,389
4.80%, 01/08/30(a)	3,250	3,299,236
4.85%, 02/27/29(a)	4,159	4,218,840
5.00%, 05/14/27	4,478	4,544,694
Caterpillar Inc., 2.60%, 09/19/29(a)	3,225	2,986,453
CNH Industrial Capital LLC
1.45%, 07/15/26	3,284	3,150,783
4.50%, 10/08/27	1,620	1,613,131
4.55%, 04/10/28(a)	4,200	4,188,714
5.10%, 04/20/29(a)	4,300	4,364,691
5.50%, 01/12/29	2,790	2,868,977
CNH Industrial NV, 3.85%, 11/15/27(a)	2,993	2,932,555
Deere & Co., 5.38%, 10/16/29(a)	3,220	3,365,552
Dover Corp., 2.95%, 11/04/29	2,025	1,882,280
IDEX Corp., 4.95%, 09/01/29(a)	3,980	4,004,238
Ingersoll Rand Inc.
5.18%, 06/15/29(a)	5,240	5,345,857
5.20%, 06/15/27	4,105	4,162,395
5.40%, 08/14/28	3,617	3,706,800
John Deere Capital Corp.
1.05%, 06/17/26(a)	3,435	3,300,452
1.30%, 10/13/26	2,525	2,409,547
1.50%, 03/06/28	2,905	2,680,551
1.70%, 01/11/27(a)	3,012	2,876,099
1.75%, 03/09/27	3,298	3,138,956
2.25%, 09/14/26	2,766	2,683,766
2.35%, 03/08/27	3,172	3,056,840
2.45%, 01/09/30(a)	3,500	3,204,610
2.65%, 06/10/26(a)	2,935	2,878,515
Security	Par (000)	Value
Machinery (continued)
2.80%, 09/08/27	$3,188	$3,076,356
2.80%, 07/18/29(a)	3,850	3,613,074
3.05%, 01/06/28(a)	2,055	1,992,917
3.35%, 04/18/29	3,655	3,514,581
3.45%, 03/07/29(a)	4,200	4,054,436
4.15%, 09/15/27	5,821	5,796,070
4.20%, 07/15/27	4,176	4,167,725
4.50%, 01/08/27(a)	4,705	4,728,648
4.50%, 01/16/29(a)	6,425	6,444,389
4.65%, 01/07/28(a)	2,645	2,673,311
4.75%, 06/08/26(a)	3,593	3,615,387
4.75%, 01/20/28(a)	6,960	7,054,180
4.85%, 03/05/27	3,400	3,440,433
4.85%, 06/11/29	5,700	5,789,736
4.85%, 10/11/29(a)	2,590	2,643,541
4.90%, 06/11/27	4,525	4,584,154
4.90%, 03/03/28(a)	4,350	4,426,775
4.95%, 03/06/26(a)	2,685	2,702,852
4.95%, 07/14/28(a)	9,665	9,856,934
5.05%, 03/03/26(a)	3,115	3,136,477
5.15%, 09/08/26(a)	3,508	3,554,471
Series ., 4.50%, 01/08/27	2,590	2,603,018
Komatsu Finance America Inc., 5.50%, 10/06/27(a)(b)	1,810	1,849,546
Nordson Corp.
4.50%, 12/15/29	3,575	3,517,660
5.60%, 09/15/28	2,780	2,859,845
nVent Finance SARL, 4.55%, 04/15/28(a)	1,375	1,366,839
Oshkosh Corp., 4.60%, 05/15/28	1,320	1,315,146
Otis Worldwide Corp.
2.29%, 04/05/27(a)	2,811	2,684,733
2.57%, 02/15/30(a)	4,925	4,452,182
5.25%, 08/16/28(a)	5,150	5,273,473
Rockwell Automation Inc.
3.50%, 03/01/29(a)	4,015	3,877,898
6.70%, 01/15/28	130	138,019
Weir Group PLC (The), 2.20%, 05/13/26(b)	1,390	1,347,942
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	4,404	4,323,893
4.70%, 09/15/28	8,056	8,029,081
Xylem Inc./New York
1.95%, 01/30/28(a)	4,548	4,248,385
3.25%, 11/01/26	2,834	2,778,042
		288,889,409
Manufacturing — 0.6%
3M Co.
2.25%, 09/19/26(a)	3,788	3,665,190
2.38%, 08/26/29(a)	5,495	5,015,214
2.88%, 10/15/27	4,549	4,381,912
3.38%, 03/01/29(a)	5,085	4,877,132
3.63%, 09/14/28(a)	4,155	4,057,218
Carlisle Companies Inc., 3.75%, 12/01/27	3,625	3,540,185
Eaton Corp.
3.10%, 09/15/27	3,802	3,688,923
4.35%, 05/18/28(a)	3,680	3,673,855
Illinois Tool Works Inc., 2.65%, 11/15/26	5,925	5,786,632
Parker-Hannifin Corp.
3.25%, 03/01/27	4,072	3,986,897
3.25%, 06/14/29	7,100	6,744,339
4.25%, 09/15/27	7,248	7,217,828
4.50%, 09/15/29	7,135	7,130,583

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Pentair Finance SARL, 4.50%, 07/01/29	$3,045	$3,015,902
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(a)(b)	10,086	9,775,514
1.70%, 03/11/28(a)(b)	8,230	7,634,849
2.35%, 10/15/26(a)(b)	10,979	10,661,104
3.40%, 03/16/27(a)(b)	7,589	7,453,768
6.13%, 08/17/26(a)(b)	11,333	11,632,807
Teledyne Technologies Inc.
1.60%, 04/01/26(a)	2,463	2,386,446
2.25%, 04/01/28(a)	4,530	4,226,133
Textron Inc.
3.38%, 03/01/28	1,509	1,453,685
3.65%, 03/15/27	1,949	1,911,562
3.90%, 09/17/29	2,484	2,390,017
4.00%, 03/15/26	1,805	1,790,563
		128,098,258
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	9,821	8,820,330
3.75%, 02/15/28	6,685	6,467,069
4.20%, 03/15/28	5,366	5,247,992
5.05%, 03/30/29	8,440	8,388,009
6.10%, 06/01/29	9,790	10,110,950
6.15%, 11/10/26	7,190	7,339,172
Comcast Corp.
2.35%, 01/15/27	8,862	8,542,934
2.65%, 02/01/30	3,260	2,971,001
3.15%, 03/01/26	13,198	13,031,854
3.15%, 02/15/28	10,668	10,290,419
3.30%, 02/01/27	7,969	7,822,398
3.30%, 04/01/27	5,400	5,281,383
3.55%, 05/01/28	7,127	6,930,201
4.15%, 10/15/28	25,112	24,791,036
4.55%, 01/15/29	7,140	7,158,796
5.10%, 06/01/29	6,652	6,793,583
5.35%, 11/15/27	5,132	5,255,374
Cox Communications Inc.
3.35%, 09/15/26(a)(b)	6,616	6,491,736
3.50%, 08/15/27(a)(b)	5,889	5,726,139
5.45%, 09/15/28(a)(b)	5,295	5,408,958
Discovery Communications LLC
3.95%, 03/20/28	10,795	10,401,167
4.13%, 05/15/29	5,055	4,798,124
4.90%, 03/11/26	4,193	4,192,366
FactSet Research Systems Inc., 2.90%, 03/01/27	3,710	3,591,027
Fox Corp., 4.71%, 01/25/29	12,285	12,254,338
News Corp., 3.88%, 05/15/29(b)	3,740	3,536,636
Paramount Global
2.90%, 01/15/27	2,659	2,564,512
3.38%, 02/15/28(a)	2,300	2,201,683
3.70%, 06/01/28	3,385	3,249,879
4.20%, 06/01/29(a)	2,245	2,156,624
TCI Communications Inc., 7.13%, 02/15/28	1,745	1,872,840
Thomson Reuters Corp., 3.35%, 05/15/26	3,009	2,967,010
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,226	6,017,250
2.95%, 06/15/27	6,915	6,718,907
Security	Par (000)	Value
Media (continued)
Videotron Ltd.
3.63%, 06/15/29(a)(b)	$3,435	$3,230,446
5.13%, 04/15/27(b)	435	434,495
Walt Disney Co. (The)
2.00%, 09/01/29	14,210	12,797,736
2.20%, 01/13/28(a)	6,632	6,267,614
3.38%, 11/15/26	2,884	2,840,671
3.70%, 03/23/27(a)	3,763	3,717,014
		258,679,673
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28(a)	3,095	3,075,421
Mining — 0.7%
Anglo American Capital PLC
2.25%, 03/17/28(a)(b)	3,330	3,097,372
3.88%, 03/16/29(b)	3,670	3,542,947
4.00%, 09/11/27(a)(b)	4,305	4,226,021
4.50%, 03/15/28(b)	4,285	4,247,765
4.75%, 04/10/27(b)	4,777	4,769,454
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	1,520	1,427,527
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	6,548	6,609,070
5.00%, 02/21/30	6,570	6,660,481
5.10%, 09/08/28	4,687	4,773,590
5.25%, 09/08/26(a)	5,265	5,331,941
6.42%, 03/01/26(a)	3,911	3,980,377
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(b)	5,600	5,082,902
3.15%, 01/14/30(b)	6,010	5,455,023
3.63%, 08/01/27(b)	9,306	9,050,863
Freeport Indonesia PT, 4.76%, 04/14/27(b)	7,000	6,954,718
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,417	3,350,291
4.38%, 08/01/28	3,115	3,065,889
5.00%, 09/01/27	3,377	3,377,388
5.25%, 09/01/29(a)	3,345	3,361,675
Glencore Funding LLC
1.63%, 04/27/26(a)(b)	3,555	3,437,682
3.88%, 10/27/27(b)	2,603	2,546,225
4.00%, 03/27/27(b)	7,150	7,064,893
4.88%, 03/12/29(a)(b)	5,677	5,682,803
5.34%, 04/04/27(a)(b)	5,005	5,076,513
5.37%, 04/04/29(b)	10,660	10,873,568
5.40%, 05/08/28(b)	4,180	4,254,399
6.13%, 10/06/28(b)	4,645	4,845,589
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	525	545,659
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 6.53%, 11/15/28(a)(b)	3,424	3,603,154
Industrias Penoles SAB de CV, 4.15%, 09/12/29(b)	2,795	2,651,916
Kinross Gold Corp., 4.50%, 07/15/27	3,383	3,363,864
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(a)(b)	735	725,147
Newmont Corp., 2.80%, 10/01/29(a)	3,095	2,871,044
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28(a)	5,037	5,445,669
Yamana Gold Inc., 4.63%, 12/15/27	2,355	2,334,456
		153,687,875
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	$6,590	$6,347,860
3.25%, 02/15/29	3,480	3,249,983
3.28%, 12/01/28	3,328	3,136,947
4.25%, 04/01/28(a)	4,185	4,102,362
		16,837,152
Oil & Gas — 2.9%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(b)	4,415	4,316,038
Aker BP ASA
3.75%, 01/15/30(b)	5,545	5,223,317
5.60%, 06/13/28(b)	4,145	4,243,248
Antero Resources Corp., 7.63%, 02/01/29(b)	150	154,109
APA Corp., 4.25%, 01/15/30(a)(b)	2,295	2,188,001
BP Capital Markets America Inc.
3.02%, 01/16/27(a)	5,872	5,729,869
3.12%, 05/04/26(a)	6,302	6,214,264
3.54%, 04/06/27	3,261	3,204,089
3.59%, 04/14/27	4,106	4,039,337
3.94%, 09/21/28	7,136	6,998,865
4.23%, 11/06/28	12,730	12,608,234
4.70%, 04/10/29(a)	8,620	8,662,944
4.87%, 11/25/29(a)	4,755	4,814,225
4.97%, 10/17/29(a)	5,115	5,202,948
5.02%, 11/17/27(a)	7,120	7,230,078
BP Capital Markets PLC
3.28%, 09/19/27	9,529	9,265,700
3.72%, 11/28/28	5,914	5,754,160
Canadian Natural Resources Ltd.
3.85%, 06/01/27(a)	8,325	8,189,058
5.00%, 12/15/29(a)(b)	5,260	5,259,720
Cenovus Energy Inc., 4.25%, 04/15/27	2,417	2,394,060
Chevron Corp.
2.00%, 05/11/27	6,599	6,293,735
2.95%, 05/16/26	13,662	13,448,600
Chevron USA Inc.
1.02%, 08/12/27	4,973	4,607,118
3.25%, 10/15/29	4,395	4,187,762
3.85%, 01/15/28(a)	4,959	4,931,627
4.41%, 02/26/27(a)	1,535	1,540,464
4.48%, 02/26/28	4,075	4,094,990
4.69%, 04/15/30	4,075	4,107,055
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	5,000	4,709,720
ConocoPhillips Co.
4.70%, 01/15/30	9,050	9,102,069
6.95%, 04/15/29(a)	5,035	5,498,977
Continental Resources Inc./OK
2.27%, 11/15/26(b)	5,456	5,217,965
4.38%, 01/15/28	6,593	6,493,242
Coterra Energy Inc.
3.90%, 05/15/27(a)	4,853	4,770,753
4.38%, 03/15/29(a)	3,695	3,631,902
Devon Energy Corp.
4.50%, 01/15/30(a)	3,705	3,632,011
5.25%, 10/15/27	3,920	3,925,327
5.88%, 06/15/28(a)	1,755	1,762,436
Diamondback Energy Inc.
3.25%, 12/01/26	5,053	4,943,106
3.50%, 12/01/29	6,012	5,680,965
5.15%, 01/30/30	5,540	5,624,471
5.20%, 04/18/27	6,000	6,075,395
Security	Par (000)	Value
Oil & Gas (continued)
Empresa Nacional del Petroleo, 5.25%, 11/06/29(a)(b)	$4,475	$4,448,964
Eni SpA
4.25%, 05/09/29(a)(b)	4,725	4,642,911
Series X-R, 4.75%, 09/12/28(b)	4,402	4,407,904
Eni USA Inc., 7.30%, 11/15/27(a)	5,885	6,264,962
EQT Corp.
3.13%, 05/15/26(b)	2,651	2,600,540
3.90%, 10/01/27	7,480	7,352,425
5.00%, 01/15/29	2,532	2,543,053
5.70%, 04/01/28	3,718	3,817,835
7.00%, 02/01/30(a)	3,780	4,083,947
Equinor ASA
3.00%, 04/06/27(a)	6,084	5,940,615
3.63%, 09/10/28(a)	2,880	2,812,510
6.50%, 12/01/28(a)(b)	3,500	3,732,722
6.80%, 01/15/28(a)	660	701,361
7.15%, 01/15/29(a)	1,550	1,687,275
7.25%, 09/23/27(a)	1,419	1,522,739
Expand Energy Corp.
5.38%, 02/01/29(a)	2,875	2,869,026
5.88%, 02/01/29(b)	745	745,031
6.75%, 04/15/29(a)(b)	1,825	1,849,592
Exxon Mobil Corp.
2.28%, 08/16/26	6,498	6,323,943
2.44%, 08/16/29(a)	9,090	8,442,525
3.04%, 03/01/26	14,786	14,598,129
3.29%, 03/19/27(a)	6,904	6,792,579
GS Caltex Corp., 5.38%, 08/07/28(b)	200	204,775
Harbour Energy PLC, 5.50%, 10/15/26(b)	325	324,761
Helmerich & Payne Inc.
4.65%, 12/01/27(a)(b)	515	514,669
4.85%, 12/01/29(a)(b)	2,240	2,193,108
Hess Corp.
4.30%, 04/01/27	7,107	7,059,472
7.88%, 10/01/29	2,660	2,993,761
HF Sinclair Corp.
5.00%, 02/01/28	1,978	1,978,413
6.38%, 04/15/27(a)	363	368,189
KazMunayGas National Co. JSC, 4.75%, 04/19/27(b)	335	331,639
Marathon Petroleum Corp.
3.80%, 04/01/28	3,760	3,673,071
5.13%, 12/15/26	4,739	4,784,196
5.15%, 03/01/30	3,175	3,193,811
Occidental Petroleum Corp.
3.40%, 04/15/26	1,800	1,769,240
3.50%, 08/15/29(a)	2,070	1,922,628
5.00%, 08/01/27	4,115	4,130,629
5.20%, 08/01/29(a)	7,920	7,960,416
5.55%, 03/15/26	5,235	5,258,594
6.38%, 09/01/28(a)	4,565	4,744,824
8.50%, 07/15/27	3,415	3,638,836
Ovintiv Inc., 5.65%, 05/15/28	5,175	5,306,423
Patterson-UTI Energy Inc.
3.95%, 02/01/28	1,405	1,361,226
5.15%, 11/15/29(a)	3,145	3,112,189
Pertamina Persero PT
3.10%, 01/21/30(b)	3,000	2,749,041
3.65%, 07/30/29(b)	3,615	3,441,030
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	3,643	3,809,831

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Petronas Energy Canada Ltd., 2.11%, 03/23/28(b)	$5,880	$5,450,732
Phillips 66, 3.90%, 03/15/28	6,317	6,185,825
Phillips 66 Co.
3.15%, 12/15/29	3,940	3,674,197
3.55%, 10/01/26(a)	3,272	3,224,153
3.75%, 03/01/28	3,365	3,292,770
4.95%, 12/01/27(a)	5,309	5,365,561
Pioneer Natural Resources Co., 5.10%, 03/29/26	5,690	5,732,780
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(b)	2,860	2,733,110
2.99%, 01/15/30(a)(b)	2,150	1,991,196
Qatar Energy, 1.38%, 09/12/26(b)	13,482	12,834,864
QatarEnergy LNG S3
5.84%, 09/30/27(b)	2,238	2,269,060
6.33%, 09/30/27(b)	3,614	3,668,367
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	1,115	1,087,654
SA Global Sukuk Ltd.
1.60%, 06/17/26(a)(b)	14,370	13,794,453
4.25%, 10/02/29(a)(b)	9,825	9,557,917
Saudi Arabian Oil Co., 3.50%, 04/16/29(a)(b)	16,770	15,919,694
Shell Finance U.S. Inc., 2.38%, 11/07/29(a)	6,765	6,184,113
Shell International Finance BV
2.38%, 11/07/29(a)	710	649,483
2.50%, 09/12/26(a)	6,991	6,816,528
2.88%, 05/10/26	10,473	10,312,170
3.88%, 11/13/28(a)	8,151	8,012,813
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	5,778	5,636,670
3.50%, 05/03/26(a)(b)	7,217	7,144,425
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	6,405	6,247,325
3.63%, 04/12/27(a)(b)	7,219	7,123,500
Sinopec Group Overseas Development 2018 Ltd.
2.95%, 08/08/29(a)(b)	605	574,365
2.95%, 11/12/29(b)	65	61,515
4.25%, 09/12/28(b)	310	309,601
Suncor Energy Inc.
7.00%, 11/15/28(a)	2,360	2,536,079
7.88%, 06/15/26	2,150	2,235,730
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)(b)	6,035	5,898,193
Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/28(b)	280	274,915
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	4,600	4,270,208
3.46%, 02/19/29(a)	7,795	7,521,984
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	7,295	7,171,357
Valero Energy Corp.
2.15%, 09/15/27(a)	4,131	3,893,217
3.40%, 09/15/26(a)	1,671	1,643,179
4.00%, 04/01/29	2,400	2,332,056
4.35%, 06/01/28	4,376	4,334,713
5.15%, 02/15/30(a)	4,025	4,060,460
Var Energi ASA
5.00%, 05/18/27(b)	2,135	2,142,865
7.50%, 01/15/28(b)	6,736	7,159,506
Security	Par (000)	Value
Oil & Gas (continued)
Woodside Finance Ltd.
3.70%, 09/15/26(a)(b)	$2,619	$2,583,395
3.70%, 03/15/28(a)(b)	5,845	5,653,356
4.50%, 03/04/29(b)	10,245	10,102,414
		630,645,782
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	4,110	3,947,522
3.14%, 11/07/29(a)	3,265	3,069,100
3.34%, 12/15/27	8,785	8,555,366
NOV Inc., 3.60%, 12/01/29(a)	3,435	3,246,894
Schlumberger Holdings Corp.
3.90%, 05/17/28(a)(b)	8,310	8,148,059
4.30%, 05/01/29(a)(b)	5,680	5,601,339
5.00%, 05/29/27(a)(b)	2,975	3,014,184
Schlumberger Investment SA, 4.50%, 05/15/28	4,302	4,314,168
		39,896,632
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26	3,376	3,336,552
4.50%, 05/15/28(a)	2,175	2,163,486
Amcor Flexibles North America Inc., 3.10%, 09/15/26(a)	1,808	1,763,055
Amcor Group Finance PLC, 5.45%, 05/23/29	3,945	4,030,491
Berry Global Inc.
1.65%, 01/15/27	2,285	2,156,558
4.88%, 07/15/26(a)(b)	3,953	3,945,625
5.50%, 04/15/28	3,145	3,202,665
CCL Industries Inc., 3.25%, 10/01/26(a)(b)	2,630	2,577,388
Graphic Packaging International LLC, 1.51%, 04/15/26(a)(b)	2,394	2,302,462
Packaging Corp. of America
3.00%, 12/15/29	3,420	3,168,048
3.40%, 12/15/27	3,463	3,358,718
Sealed Air Corp., 1.57%, 10/15/26(b)	3,600	3,418,351
Silgan Holdings Inc., 1.40%, 04/01/26(a)(b)	2,795	2,688,476
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(a)(b)	4,565	4,646,378
Sonoco Products Co.
2.25%, 02/01/27	1,602	1,530,177
4.45%, 09/01/26	3,243	3,233,156
4.60%, 09/01/29	3,730	3,682,919
WestRock MWV LLC, 8.20%, 01/15/30(a)	2,505	2,866,533
WRKCo Inc.
3.38%, 09/15/27(a)	3,280	3,180,085
3.90%, 06/01/28	2,345	2,290,931
4.00%, 03/15/28	4,875	4,782,303
4.90%, 03/15/29(a)	5,955	5,981,949
		70,306,306
Pharmaceuticals — 3.5%
AbbVie Inc.
2.95%, 11/21/26	24,266	23,707,670
3.20%, 05/14/26	11,740	11,581,319
3.20%, 11/21/29	39,250	36,966,999
4.25%, 11/14/28	10,261	10,228,935
4.65%, 03/15/28	7,350	7,395,100
4.80%, 03/15/27	13,930	14,049,352
4.80%, 03/15/29	18,079	18,271,274
4.88%, 03/15/30	7,275	7,362,752
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC
1.20%, 05/28/26	$7,465	$7,196,782
1.75%, 05/28/28	8,199	7,557,747
4.80%, 02/26/27	7,795	7,873,283
4.85%, 02/26/29	8,600	8,714,695
4.88%, 03/03/28	7,260	7,370,163
AstraZeneca PLC
0.70%, 04/08/26	7,011	6,743,185
3.13%, 06/12/27	4,547	4,437,620
4.00%, 01/17/29	6,425	6,337,697
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	940	980,237
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(a)(b)	22,444	21,855,725
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	6,235	6,361,071
6.25%, 01/21/29(a)(b)	6,835	7,060,460
Becton Dickinson & Co.
3.70%, 06/06/27	10,999	10,813,632
4.69%, 02/13/28	5,448	5,469,381
4.87%, 02/08/29	4,700	4,735,812
5.08%, 06/07/29	4,790	4,870,961
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	7,158	6,596,231
3.20%, 06/15/26	10,170	10,035,276
3.25%, 02/27/27	4,483	4,400,601
3.40%, 07/26/29	14,905	14,259,929
3.45%, 11/15/27(a)	2,640	2,587,313
3.90%, 02/20/28(a)	9,429	9,332,892
4.90%, 02/22/27	6,504	6,577,701
4.90%, 02/22/29(a)	11,365	11,539,328
6.80%, 11/15/26(a)	875	910,150
Cardinal Health Inc.
3.41%, 06/15/27	7,382	7,198,614
4.70%, 11/15/26(a)	2,695	2,703,006
5.00%, 11/15/29	5,680	5,728,638
5.13%, 02/15/29(a)	5,085	5,158,356
Cencora Inc.
3.45%, 12/15/27	5,010	4,862,538
4.63%, 12/15/27	2,005	2,008,578
4.85%, 12/15/29	4,700	4,720,395
CVS Health Corp.
1.30%, 08/21/27(a)	14,141	12,997,921
2.88%, 06/01/26	10,303	10,078,615
3.00%, 08/15/26(a)	4,900	4,789,636
3.25%, 08/15/29	10,985	10,250,786
3.63%, 04/01/27	4,975	4,872,923
4.30%, 03/25/28	34,466	33,941,406
5.00%, 01/30/29	5,435	5,460,121
5.13%, 02/21/30	1,200	1,205,163
5.40%, 06/01/29(a)	7,990	8,134,424
6.25%, 06/01/27	2,457	2,532,967
Eli Lilly & Co.
3.10%, 05/15/27(a)	3,038	2,968,227
3.38%, 03/15/29	6,080	5,872,555
4.15%, 08/14/27	4,614	4,611,487
4.20%, 08/14/29	7,145	7,094,289
4.50%, 02/09/27(a)	6,320	6,359,599
4.50%, 02/09/29(a)	7,003	7,053,700
4.55%, 02/12/28(a)	4,350	4,382,883
4.75%, 02/12/30(a)	8,295	8,403,296
5.50%, 03/15/27(a)	2,265	2,325,890
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	$11,821	$11,667,292
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	7,465	7,160,804
Johnson & Johnson
0.95%, 09/01/27	9,445	8,739,810
2.45%, 03/01/26	11,653	11,458,207
2.90%, 01/15/28	9,467	9,158,678
2.95%, 03/03/27	6,643	6,492,336
4.50%, 03/01/27	4,775	4,803,331
4.55%, 03/01/28	3,705	3,736,588
4.70%, 03/01/30	4,775	4,845,363
4.80%, 06/01/29(a)	8,250	8,421,934
6.95%, 09/01/29(a)	1,685	1,874,052
McKesson Corp.
1.30%, 08/15/26	3,094	2,962,446
3.95%, 02/16/28	2,508	2,479,651
4.25%, 09/15/29	3,579	3,539,965
4.90%, 07/15/28(a)	2,925	2,969,499
Merck & Co. Inc.
1.70%, 06/10/27	10,101	9,560,258
1.90%, 12/10/28	5,325	4,876,241
3.40%, 03/07/29	12,005	11,574,735
4.05%, 05/17/28(a)	4,209	4,194,746
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	1,950	2,057,902
6.40%, 03/01/28(a)	1,545	1,633,327
Mylan Inc., 4.55%, 04/15/28(a)	5,260	5,202,660
Novartis Capital Corp.
2.00%, 02/14/27(a)	7,887	7,571,428
3.10%, 05/17/27	6,016	5,881,055
3.80%, 09/18/29(a)	7,280	7,117,419
Pfizer Inc.
2.75%, 06/03/26(a)	7,255	7,125,538
3.00%, 12/15/26	11,663	11,412,728
3.45%, 03/15/29(a)	12,205	11,786,813
3.60%, 09/15/28(a)	2,875	2,814,040
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	17,693	17,714,912
4.45%, 05/19/28(a)	27,232	27,267,735
PRA Health Sciences Inc., 2.88%, 07/15/26(a)(b)	1,745	1,689,649
Sanofi SA, 3.63%, 06/19/28	4,345	4,256,374
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	2,198	2,160,479
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	11,417	11,569,877
Utah Acquisition Sub Inc., 3.95%, 06/15/26	10,103	9,994,733
Viatris Inc., 2.30%, 06/22/27	5,087	4,796,964
Zoetis Inc.
3.00%, 09/12/27	4,935	4,765,222
3.90%, 08/20/28	2,174	2,131,041
		759,363,118
Pipelines — 2.6%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	5,090	4,838,859
Boardwalk Pipelines LP
4.45%, 07/15/27	3,500	3,473,734
4.80%, 05/03/29(a)	3,730	3,738,110
5.95%, 06/01/26	3,689	3,734,266
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	7,585	7,213,294
5.13%, 06/30/27	7,884	7,950,510

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Inc., 4.63%, 10/15/28	$8,577	$8,475,581
Cheniere Energy Partners LP, 4.50%, 10/01/29	11,045	10,840,388
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(b)	2,626	2,604,905
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28(b)	4,987	5,168,583
6.06%, 08/15/26(b)	2,435	2,475,400
DCP Midstream Operating LP
5.13%, 05/15/29	4,740	4,772,754
5.63%, 07/15/27(a)	3,781	3,856,363
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	2,465	2,291,015
Enbridge Inc.
1.60%, 10/04/26	3,388	3,235,283
3.13%, 11/15/29(a)	7,300	6,788,865
3.70%, 07/15/27	5,014	4,915,910
4.25%, 12/01/26	4,837	4,811,773
5.25%, 04/05/27	4,840	4,903,019
5.30%, 04/05/29	5,870	5,971,380
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(a)(c)	5,998	5,853,207
5.90%, 11/15/26	4,735	4,833,894
6.00%, 11/15/28	5,510	5,744,175
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(a)(c)	5,275	5,241,653
7.38%, 01/15/83, (5-year CMT + 3.708%)(a)(c)	3,180	3,252,628
8.25%, 01/15/84, (5-year CMT + 3.785%)(a)(c)	1,315	1,389,074
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.152%)(a)(c)	4,498	4,473,301
Energy Transfer LP
3.90%, 07/15/26	3,512	3,476,501
4.00%, 10/01/27	4,644	4,564,900
4.15%, 09/15/29(a)	3,617	3,516,826
4.20%, 04/15/27	3,776	3,742,956
4.40%, 03/15/27(a)	4,376	4,357,200
4.95%, 05/15/28	5,256	5,293,327
4.95%, 06/15/28	6,484	6,529,888
5.25%, 04/15/29	9,490	9,631,131
5.25%, 07/01/29(a)	6,495	6,593,190
5.50%, 06/01/27	5,867	5,957,391
5.55%, 02/15/28	6,310	6,459,161
5.63%, 05/01/27(b)	4,301	4,301,750
6.00%, 02/01/29(b)	4,923	5,016,559
6.05%, 12/01/26	6,435	6,584,175
6.10%, 12/01/28	3,261	3,407,595
8.25%, 11/15/29	1,955	2,209,740
EnLink Midstream LLC
5.38%, 06/01/29	3,830	3,883,658
5.63%, 01/15/28(a)(b)	3,689	3,752,945
EnLink Midstream Partners LP, 4.85%, 07/15/26	1,570	1,570,016
Enterprise Products Operating LLC
2.80%, 01/31/30(a)	250	230,391
3.13%, 07/31/29	9,048	8,539,537
3.95%, 02/15/27	4,307	4,275,327
4.15%, 10/16/28(a)	7,270	7,187,884
4.60%, 01/11/27	5,954	5,977,699
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(c)	3,425	3,356,649
Security	Par (000)	Value
Pipelines (continued)
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(c)	$5,960	$5,865,318
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	201	193,896
GNL Quintero SA, 4.63%, 07/31/29(b)	191	187,521
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	2,225	2,136,712
Kinder Morgan Inc.
1.75%, 11/15/26	3,437	3,281,078
4.30%, 03/01/28	8,664	8,594,432
5.00%, 02/01/29	8,210	8,275,120
5.10%, 08/01/29	4,270	4,320,514
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	4,613	4,595,807
MPLX LP
1.75%, 03/01/26	9,360	9,094,292
4.00%, 03/15/28	9,313	9,133,183
4.13%, 03/01/27	8,246	8,166,822
4.25%, 12/01/27	4,787	4,737,352
4.80%, 02/15/29	3,753	3,754,489
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	4,920	4,906,391
Northwest Pipeline LLC, 4.00%, 04/01/27(a)	3,173	3,130,136
ONEOK Inc.
3.40%, 09/01/29	4,870	4,594,196
4.00%, 07/13/27	3,621	3,577,911
4.25%, 09/24/27	2,985	2,956,202
4.35%, 03/15/29	4,885	4,815,000
4.40%, 10/15/29(a)	4,110	4,033,391
4.55%, 07/15/28	5,451	5,426,586
5.00%, 03/01/26	4,080	4,090,642
5.55%, 11/01/26	5,140	5,211,889
5.65%, 11/01/28	5,142	5,296,966
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	558	582,872
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	6,670	6,305,734
4.50%, 12/15/26	5,209	5,204,019
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	4,873	4,689,346
Sabal Trail Transmission LLC, 4.25%, 05/01/28(a)(b)	1,910	1,875,609
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(a)	9,735	9,610,059
5.00%, 03/15/27(a)	9,464	9,511,491
5.88%, 06/30/26	9,644	9,741,790
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	3,230	3,232,667
5.03%, 10/01/29(b)	7,254	7,214,671
Spectra Energy Partners LP, 3.38%, 10/15/26	3,825	3,754,756
Targa Resources Corp.
5.20%, 07/01/27	5,436	5,494,201
6.15%, 03/01/29	7,200	7,541,257
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	5,524	5,528,671
6.50%, 07/15/27(a)	6,040	6,075,968
6.88%, 01/15/29	4,250	4,352,096
TC PipeLines LP, 3.90%, 05/25/27	4,017	3,952,420
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(a)	2,812	2,939,146
7.00%, 10/15/28(a)	3,280	3,508,122
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)(b)	2,516	2,444,012
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd., 4.25%, 05/15/28	$9,727	$9,595,751
Transcanada Trust
5.30%, 03/15/77(c)	9,205	8,973,049
5.50%, 09/15/79, (1-day SOFR + 4.416%)(c)	4,420	4,264,128
Series 16-A, 5.88%, 08/15/76(a)(c)	7,160	7,110,733
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	2,250	2,206,748
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	388	380,873
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)	645	643,610
Valero Energy Partners LP, 4.50%, 03/15/28	3,410	3,401,199
Western Midstream Operating LP
4.05%, 02/01/30(a)	6,830	6,506,558
4.50%, 03/01/28	2,781	2,755,151
4.65%, 07/01/26(a)	2,970	2,967,198
4.75%, 08/15/28	2,692	2,679,783
6.35%, 01/15/29	2,775	2,900,924
Whistler Pipeline LLC, 5.40%, 09/30/29(a)(b)	2,445	2,464,558
Williams Companies Inc. (The)
3.75%, 06/15/27(a)	9,290	9,112,387
4.80%, 11/15/29	3,525	3,525,334
4.90%, 03/15/29	7,655	7,689,230
5.30%, 08/15/28	6,572	6,703,358
5.40%, 03/02/26	6,710	6,760,400
		567,840,045
Private Equity — 0.1%
Apollo Management Holdings LP
4.40%, 05/27/26(a)(b)	3,029	3,017,068
4.87%, 02/15/29(a)(b)	5,205	5,254,631
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	2,675	2,543,700
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	5,400	5,182,070
		15,997,469
Real Estate — 0.1%
CBRE Services Inc.
4.88%, 03/01/26	2,341	2,340,368
5.50%, 04/01/29	3,655	3,748,264
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(b)	3,505	3,435,292
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(b)	5,030	5,241,682
Jones Lang LaSalle Inc., 6.88%, 12/01/28(a)	2,895	3,095,267
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	190	186,008
3.95%, 01/24/29(b)	200	194,999
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(a)(b)	4,996	4,908,976
4.13%, 02/01/29(b)	685	668,678
		23,819,534
Real Estate Investment Trusts — 3.6%
Agree LP, 2.00%, 06/15/28(a)	2,387	2,196,202
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	2,505	2,286,328
3.80%, 04/15/26	4,777	4,736,636
3.95%, 01/15/27	2,440	2,413,124
3.95%, 01/15/28	2,833	2,785,379
4.50%, 07/30/29	2,400	2,374,099
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Homes 4 Rent LP
4.25%, 02/15/28	$3,035	$2,996,904
4.90%, 02/15/29	2,295	2,303,349
American Tower Corp.
1.45%, 09/15/26	4,025	3,841,454
1.50%, 01/31/28(a)	4,190	3,846,487
1.60%, 04/15/26	4,317	4,179,235
2.75%, 01/15/27(a)	4,915	4,754,385
2.90%, 01/15/30	4,870	4,459,994
3.13%, 01/15/27(a)	2,745	2,671,183
3.38%, 10/15/26	6,634	6,514,635
3.55%, 07/15/27	5,002	4,882,523
3.60%, 01/15/28	4,827	4,698,587
3.65%, 03/15/27	4,364	4,282,489
3.80%, 08/15/29	11,085	10,644,461
3.95%, 03/15/29	4,533	4,402,890
5.00%, 01/31/30	1,170	1,179,677
5.20%, 02/15/29(a)	4,270	4,335,530
5.25%, 07/15/28(a)	4,397	4,481,056
5.50%, 03/15/28(a)	4,806	4,921,249
5.80%, 11/15/28	4,945	5,129,278
AvalonBay Communities Inc.
1.90%, 12/01/28	4,093	3,723,549
2.90%, 10/15/26	1,926	1,879,040
2.95%, 05/11/26	2,620	2,575,520
3.20%, 01/15/28(a)	2,905	2,810,726
3.30%, 06/01/29	3,135	2,976,705
3.35%, 05/15/27	2,557	2,497,133
Boston Properties LP
2.75%, 10/01/26	6,425	6,221,000
3.40%, 06/21/29	6,030	5,634,134
4.50%, 12/01/28	4,515	4,437,922
6.75%, 12/01/27	11,395	11,924,766
Brixmor Operating Partnership LP
2.25%, 04/01/28	2,175	2,017,188
3.90%, 03/15/27	2,684	2,638,961
4.13%, 06/15/26	3,317	3,293,844
4.13%, 05/15/29(a)	5,340	5,189,580
Camden Property Trust
3.15%, 07/01/29(a)	4,415	4,161,989
4.10%, 10/15/28	2,790	2,743,047
5.85%, 11/03/26(a)	3,285	3,357,604
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(b)	2,850	2,740,771
COPT Defense Properties LP
2.00%, 01/15/29(a)	2,655	2,366,053
2.25%, 03/15/26	1,991	1,937,362
Crown Castle Inc.
1.05%, 07/15/26	6,250	5,946,406
2.90%, 03/15/27	5,163	4,990,770
3.10%, 11/15/29	4,035	3,727,255
3.65%, 09/01/27	6,682	6,509,856
3.70%, 06/15/26	4,711	4,655,229
3.80%, 02/15/28	6,651	6,485,244
4.00%, 03/01/27	3,813	3,770,341
4.30%, 02/15/29(a)	2,128	2,090,077
4.80%, 09/01/28(a)	3,195	3,198,894
4.90%, 09/01/29(a)	4,615	4,621,997
5.00%, 01/11/28(a)	6,510	6,565,753
5.60%, 06/01/29(a)	5,844	6,008,020

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CubeSmart LP
2.25%, 12/15/28	$3,413	$3,120,375
3.00%, 02/15/30(a)	1,990	1,824,702
3.13%, 09/01/26	1,813	1,773,278
4.38%, 02/15/29	2,360	2,321,310
Digital Realty Trust LP
3.60%, 07/01/29(a)	6,475	6,201,105
3.70%, 08/15/27	6,224	6,092,334
4.45%, 07/15/28(a)	3,260	3,236,978
5.55%, 01/15/28	5,700	5,828,573
DOC DR LLC
3.95%, 01/15/28	2,185	2,143,517
4.30%, 03/15/27(a)	2,635	2,618,180
EPR Properties
3.75%, 08/15/29	2,190	2,056,055
4.50%, 06/01/27	2,595	2,565,036
4.75%, 12/15/26	2,615	2,602,345
4.95%, 04/15/28	2,330	2,316,008
Equinix Inc.
1.45%, 05/15/26	3,626	3,495,991
1.55%, 03/15/28	3,567	3,260,462
1.80%, 07/15/27	3,550	3,328,386
2.00%, 05/15/28	2,977	2,746,478
2.90%, 11/18/26	4,162	4,051,641
3.20%, 11/18/29	8,665	8,091,643
ERP Operating LP
2.50%, 02/15/30	2,470	2,228,378
2.85%, 11/01/26(a)	3,285	3,200,186
3.00%, 07/01/29(a)	4,485	4,194,327
3.25%, 08/01/27	2,680	2,606,007
3.50%, 03/01/28	3,175	3,086,675
4.15%, 12/01/28(a)	5,213	5,141,623
Essex Portfolio LP
1.70%, 03/01/28	2,915	2,673,400
3.00%, 01/15/30(a)	3,660	3,370,124
3.38%, 04/15/26	2,547	2,514,389
3.63%, 05/01/27(a)	2,341	2,296,410
4.00%, 03/01/29(a)	3,630	3,540,244
Extra Space Storage LP
3.50%, 07/01/26	3,397	3,351,051
3.88%, 12/15/27	2,870	2,816,161
3.90%, 04/01/29	2,820	2,729,230
4.00%, 06/15/29(a)	2,455	2,382,202
5.70%, 04/01/28	4,090	4,207,513
Federal Realty OP LP
3.20%, 06/15/29	2,745	2,578,054
3.25%, 07/15/27	3,079	2,988,525
5.38%, 05/01/28	3,750	3,822,580
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	4,550	4,309,206
5.30%, 01/15/29	5,435	5,455,468
5.38%, 04/15/26	4,755	4,770,283
5.75%, 06/01/28	3,905	3,976,684
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	950	919,167
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)(b)	1,530	1,484,096
Healthcare Realty Holdings LP
3.10%, 02/15/30	3,710	3,394,951
3.50%, 08/01/26(a)	3,705	3,646,983
3.63%, 01/15/28(a)	1,150	1,106,757
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.75%, 07/01/27	$3,046	$2,978,139
Healthpeak OP LLC
1.35%, 02/01/27	5,370	5,055,789
2.13%, 12/01/28	3,580	3,271,637
3.00%, 01/15/30	5,090	4,697,392
3.25%, 07/15/26	4,107	4,040,052
3.50%, 07/15/29	4,475	4,248,769
Highwoods Realty LP
3.05%, 02/15/30	2,050	1,840,605
3.88%, 03/01/27	928	909,781
4.13%, 03/15/28	2,155	2,099,798
4.20%, 04/15/29(a)	2,025	1,947,844
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	4,185	3,896,618
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28(a)	4,054	3,722,249
Kilroy Realty LP
3.05%, 02/15/30(a)	1,215	1,081,384
4.25%, 08/15/29	2,510	2,388,119
4.75%, 12/15/28	4,560	4,475,149
Kimco Realty OP LLC
1.90%, 03/01/28	2,765	2,557,088
2.80%, 10/01/26(a)	3,117	3,038,516
3.25%, 08/15/26(a)	1,545	1,514,596
3.80%, 04/01/27	2,665	2,628,851
Kite Realty Group LP, 4.00%, 10/01/26(a)	1,711	1,693,934
LXP Industrial Trust, 6.75%, 11/15/28	1,655	1,754,804
Mid-America Apartments LP
1.10%, 09/15/26(a)	1,953	1,856,404
3.60%, 06/01/27	3,790	3,715,502
3.95%, 03/15/29(a)	1,820	1,772,562
4.20%, 06/15/28	2,570	2,539,757
NNN REIT Inc.
3.50%, 10/15/27	2,390	2,326,518
3.60%, 12/15/26(a)	2,093	2,064,466
4.30%, 10/15/28(a)	2,680	2,647,810
Omega Healthcare Investors Inc.
3.63%, 10/01/29(a)	3,330	3,124,268
4.50%, 04/01/27	4,341	4,317,160
4.75%, 01/15/28(a)	3,620	3,611,579
Piedmont Operating Partnership LP
6.88%, 07/15/29	730	757,616
9.25%, 07/20/28(a)	2,830	3,126,448
Prologis LP
2.13%, 04/15/27	3,184	3,036,616
2.88%, 11/15/29(a)	2,610	2,429,284
3.25%, 06/30/26	2,034	2,003,729
3.25%, 10/01/26(a)	2,586	2,540,848
3.38%, 12/15/27	2,850	2,774,093
3.88%, 09/15/28	2,845	2,790,143
4.00%, 09/15/28(a)	1,980	1,947,225
4.38%, 02/01/29(a)	2,175	2,164,962
4.88%, 06/15/28(a)	4,805	4,867,762
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(a)(b)	3,490	3,562,116
Public Storage Operating Co.
1.50%, 11/09/26	4,390	4,184,935
1.85%, 05/01/28(a)	4,080	3,775,419
1.95%, 11/09/28(a)	1,680	1,538,372
3.09%, 09/15/27	3,171	3,071,585
3.39%, 05/01/29	3,895	3,730,569
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.13%, 01/15/29(a)	$3,611	$3,693,234
Realty Income Corp.
0.75%, 03/15/26(a)	1,906	1,832,871
2.10%, 03/15/28(a)	2,495	2,320,445
2.20%, 06/15/28	3,250	3,017,175
3.00%, 01/15/27	3,759	3,657,306
3.10%, 12/15/29	3,995	3,726,976
3.20%, 01/15/27(a)	1,803	1,761,746
3.25%, 06/15/29(a)	3,255	3,080,732
3.40%, 01/15/28	3,930	3,812,845
3.40%, 01/15/30	3,275	3,084,684
3.65%, 01/15/28	2,884	2,819,827
3.95%, 08/15/27	4,472	4,416,606
4.00%, 07/15/29	2,850	2,771,510
4.13%, 10/15/26	4,067	4,044,363
4.45%, 09/15/26(a)	1,948	1,945,901
4.70%, 12/15/28(a)	2,697	2,706,072
4.75%, 02/15/29	2,980	2,988,551
4.88%, 06/01/26(a)	3,549	3,558,669
Regency Centers LP
2.95%, 09/15/29(a)	3,200	2,982,272
3.60%, 02/01/27	3,165	3,110,337
4.13%, 03/15/28	2,255	2,223,891
Rexford Industrial Realty LP, 5.00%, 06/15/28(a)	2,040	2,052,826
Sabra Health Care LP
3.90%, 10/15/29(a)	1,115	1,062,884
5.13%, 08/15/26	2,970	2,982,004
Scentre Group Trust 1/Scentre Group Trust 2, 3.75%, 03/23/27(a)(b)	3,040	2,981,414
Scentre Group Trust 2, 4.75%, 09/24/80, (5-year CMT + 4.379%)(a)(b)(c)	3,105	3,074,977
Simon Property Group LP
1.38%, 01/15/27	3,498	3,307,775
1.75%, 02/01/28	5,078	4,716,637
2.45%, 09/13/29	8,255	7,548,995
3.25%, 11/30/26(a)	4,713	4,621,434
3.38%, 06/15/27(a)	5,080	4,971,077
3.38%, 12/01/27(a)	4,160	4,051,843
Store Capital LLC
4.50%, 03/15/28	2,165	2,127,790
4.63%, 03/15/29(a)	2,295	2,245,915
Sun Communities Operating LP
2.30%, 11/01/28	2,320	2,136,906
5.50%, 01/15/29(a)	3,645	3,730,576
Tanger Properties LP
3.13%, 09/01/26(a)	1,975	1,930,247
3.88%, 07/15/27(a)	1,795	1,758,048
Trust Fibra Uno, 4.87%, 01/15/30(b)	4,650	4,362,733
UDR Inc.
2.95%, 09/01/26	1,930	1,884,247
3.20%, 01/15/30(a)	4,095	3,810,908
3.50%, 07/01/27	1,785	1,740,651
3.50%, 01/15/28	2,035	1,969,811
4.40%, 01/26/29(a)	2,105	2,078,119
Ventas Realty LP
3.00%, 01/15/30	3,545	3,267,642
3.25%, 10/15/26(a)	2,517	2,463,665
3.85%, 04/01/27(a)	2,451	2,412,732
4.00%, 03/01/28	4,030	3,959,922
4.40%, 01/15/29	4,920	4,859,113
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
VICI Properties LP
4.75%, 02/15/28	$7,955	$7,963,090
4.95%, 02/15/30	5,700	5,664,642
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	3,980	3,889,361
3.88%, 02/15/29(b)	4,154	3,970,107
4.25%, 12/01/26(a)(b)	7,570	7,471,123
4.50%, 09/01/26(b)	2,439	2,421,166
4.50%, 01/15/28(b)	2,295	2,264,486
4.63%, 12/01/29(b)	6,800	6,607,998
5.75%, 02/01/27(a)(b)	4,099	4,148,848
WEA Finance LLC
2.88%, 01/15/27(a)(b)	4,366	4,199,036
3.50%, 06/15/29(a)(b)	4,455	4,207,843
4.13%, 09/20/28(b)	295	286,086
Welltower OP LLC
2.05%, 01/15/29	3,128	2,847,424
2.70%, 02/15/27(a)	7,618	7,373,293
3.10%, 01/15/30(a)	4,965	4,611,888
4.13%, 03/15/29(a)	3,835	3,757,108
4.25%, 04/01/26	3,944	3,937,917
4.25%, 04/15/28	4,798	4,749,531
Weyerhaeuser Co.
4.00%, 11/15/29(a)	5,305	5,133,627
4.75%, 05/15/26(a)	4,260	4,267,791
6.95%, 10/01/27	4,135	4,373,002
WP Carey Inc.
3.85%, 07/15/29(a)	2,360	2,276,377
4.25%, 10/01/26(a)	2,403	2,389,481
		780,075,932
Retail — 1.7%
7-Eleven Inc., 1.30%, 02/10/28(a)(b)	6,365	5,775,567
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(a)(b)	4,335	3,970,840
3.55%, 07/26/27(a)(b)	6,119	5,970,324
AutoNation Inc.
1.95%, 08/01/28(a)	2,755	2,494,560
3.80%, 11/15/27	1,605	1,565,799
AutoZone Inc.
3.13%, 04/21/26(a)	1,394	1,372,961
3.75%, 06/01/27	2,941	2,893,620
3.75%, 04/18/29	3,630	3,508,735
4.50%, 02/01/28	3,135	3,138,644
5.05%, 07/15/26	2,689	2,710,147
5.10%, 07/15/29(a)	4,355	4,422,298
6.25%, 11/01/28(a)	3,502	3,687,355
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,517	3,504,837
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(a)(b)	7,005	7,245,647
Costco Wholesale Corp.
1.38%, 06/20/27	7,090	6,649,204
3.00%, 05/18/27	6,570	6,413,925
Darden Restaurants Inc.
3.85%, 05/01/27	2,980	2,926,494
4.35%, 10/15/27(a)	2,280	2,264,303
4.55%, 10/15/29(a)	2,790	2,753,060
Dollar General Corp.
3.88%, 04/15/27(a)	2,837	2,791,702
4.13%, 05/01/28(a)	2,441	2,402,594
4.63%, 11/01/27(a)	3,127	3,127,331
5.20%, 07/05/28(a)	3,375	3,426,426

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Dollar Tree Inc., 4.20%, 05/15/28(a)	$8,255	$8,119,789
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)(b)	1,125	1,108,351
Genuine Parts Co.
4.95%, 08/15/29(a)	6,050	6,061,160
6.50%, 11/01/28(a)	3,007	3,179,277
Home Depot Inc. (The)
0.90%, 03/15/28(a)	3,092	2,804,030
1.50%, 09/15/28(a)	4,820	4,380,764
2.13%, 09/15/26	6,035	5,846,325
2.50%, 04/15/27	4,895	4,720,964
2.80%, 09/14/27	5,987	5,779,590
2.88%, 04/15/27	4,417	4,297,999
2.95%, 06/15/29	13,850	13,030,687
3.00%, 04/01/26(a)	7,463	7,369,267
3.90%, 12/06/28	5,411	5,326,251
4.75%, 06/25/29	10,575	10,688,074
4.88%, 06/25/27	6,240	6,319,057
4.90%, 04/15/29(a)	6,055	6,162,721
4.95%, 09/30/26	4,515	4,561,615
5.15%, 06/25/26	8,910	9,012,706
InRetail Consumer, 3.25%, 03/22/28(a)(b)	555	516,798
Lowe's Companies Inc.
1.30%, 04/15/28(a)	6,660	6,041,227
1.70%, 09/15/28	6,247	5,675,311
2.50%, 04/15/26(a)	7,603	7,442,761
3.10%, 05/03/27	8,944	8,695,706
3.35%, 04/01/27	4,542	4,444,553
3.65%, 04/05/29(a)	11,435	11,022,503
4.80%, 04/01/26	5,055	5,074,965
6.50%, 03/15/29(a)	1,000	1,073,985
6.88%, 02/15/28(a)	1,970	2,093,872
McDonald's Corp.
2.63%, 09/01/29(a)	6,765	6,267,376
3.50%, 03/01/27	5,725	5,626,327
3.50%, 07/01/27(a)	5,816	5,702,062
3.80%, 04/01/28	6,587	6,466,403
4.60%, 05/15/30	2,250	2,248,182
4.80%, 08/14/28(a)	4,194	4,241,445
5.00%, 05/17/29(a)	3,865	3,933,582
O'Reilly Automotive Inc.
3.55%, 03/15/26(a)	1,918	1,898,203
3.60%, 09/01/27(a)	3,910	3,822,816
3.90%, 06/01/29(a)	4,595	4,465,612
4.35%, 06/01/28	3,130	3,107,308
5.75%, 11/20/26	4,273	4,355,705
Ross Stores Inc., 0.88%, 04/15/26	1,947	1,870,445
Starbucks Corp.
2.00%, 03/12/27	3,467	3,307,006
2.45%, 06/15/26	2,424	2,366,727
3.50%, 03/01/28	4,339	4,236,179
3.55%, 08/15/29	6,360	6,118,353
4.00%, 11/15/28	4,613	4,536,907
4.85%, 02/08/27	5,239	5,282,214
Target Corp.
1.95%, 01/15/27(a)	5,310	5,097,030
2.35%, 02/15/30	2,415	2,183,345
2.50%, 04/15/26	4,544	4,459,487
3.38%, 04/15/29(a)	6,785	6,517,519
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The)
1.15%, 05/15/28(a)	$580	$525,821
2.25%, 09/15/26	4,998	4,852,146
Walmart Inc.
2.38%, 09/24/29(a)	2,010	1,859,776
3.05%, 07/08/26	3,685	3,633,193
3.25%, 07/08/29(a)	3,855	3,706,830
3.70%, 06/26/28	5,996	5,920,419
3.90%, 04/15/28(a)	6,953	6,910,561
4.00%, 04/15/26	3,630	3,625,991
5.88%, 04/05/27(a)	1,015	1,051,483
7.55%, 02/15/30(a)	2,965	3,398,301
		379,461,435
Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(a)(b)	6,304	6,017,463
2.97%, 02/16/28, (1-day SOFR + 1.290%)(b)(c)	4,708	4,549,743
3.96%, 07/18/30(a)(b)(c)	6,741	6,495,872
4.00%, 09/14/26(a)(b)	6,813	6,729,227
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(a)(b)(c)	2,785	2,698,133
4.30%, 03/08/29(b)(c)	4,947	4,873,735
4.85%, 07/27/27(a)(b)	5,101	5,140,750
5.13%, 07/29/29(a)(b)	6,335	6,410,200
6.56%, 10/18/27, (1-day SOFR + 1.910%)(b)(c)	9,300	9,568,833
		52,483,956
Semiconductors — 1.8%
Analog Devices Inc.
1.70%, 10/01/28	5,208	4,743,196
3.45%, 06/15/27	430	421,646
3.50%, 12/05/26	5,488	5,412,003
Applied Materials Inc.
3.30%, 04/01/27	8,135	7,974,554
4.80%, 06/15/29	5,510	5,587,671
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	5,003	4,874,226
3.88%, 01/15/27	18,204	18,007,462
Broadcom Inc.
1.95%, 02/15/28(b)	4,766	4,433,589
3.46%, 09/15/26	4,762	4,692,094
4.00%, 04/15/29(b)	6,320	6,162,564
4.11%, 09/15/28	7,005	6,906,199
4.15%, 02/15/28	5,575	5,517,972
4.35%, 02/15/30	3,960	3,894,826
4.75%, 04/15/29	11,533	11,565,282
4.80%, 04/15/28	5,210	5,244,848
5.05%, 07/12/27	8,080	8,178,361
5.05%, 07/12/29	15,250	15,460,983
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)(b)	4,650	4,825,107
Intel Corp.
1.60%, 08/12/28	4,364	3,925,109
2.45%, 11/15/29	11,985	10,763,551
2.60%, 05/19/26(a)	5,909	5,777,587
3.15%, 05/11/27	6,297	6,095,485
3.75%, 03/25/27(a)	6,550	6,426,571
3.75%, 08/05/27	7,887	7,727,456
4.00%, 08/05/29	3,225	3,109,584
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.88%, 02/10/28	$12,779	$12,843,959
5.13%, 02/10/30	4,140	4,171,854
KLA Corp., 4.10%, 03/15/29(a)	6,215	6,131,588
Lam Research Corp.
3.75%, 03/15/26	4,459	4,429,937
4.00%, 03/15/29	7,380	7,253,558
Marvell Technology Inc.
1.65%, 04/15/26(a)	2,814	2,724,984
2.45%, 04/15/28	4,975	4,644,642
4.88%, 06/22/28	3,150	3,158,141
5.75%, 02/15/29	3,160	3,267,997
Microchip Technology Inc.
4.90%, 03/15/28	4,600	4,616,123
5.05%, 03/15/29	7,035	7,092,958
5.05%, 02/15/30(a)	5,605	5,626,725
Micron Technology Inc.
4.19%, 02/15/27	5,711	5,670,549
4.66%, 02/15/30	1,660	1,638,832
5.33%, 02/06/29	4,620	4,693,383
5.38%, 04/15/28	3,962	4,033,749
6.75%, 11/01/29	5,965	6,406,503
NVIDIA Corp.
1.55%, 06/15/28	6,923	6,374,242
3.20%, 09/16/26	6,065	5,980,143
NXP BV/NXP Funding LLC
5.35%, 03/01/26	2,808	2,820,811
5.55%, 12/01/28(a)	3,262	3,338,969
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27(a)	3,383	3,279,988
3.88%, 06/18/26(a)	4,383	4,346,130
4.30%, 06/18/29	7,195	7,058,079
4.40%, 06/01/27(a)	2,815	2,805,153
Qorvo Inc., 4.38%, 10/15/29(a)	5,455	5,217,927
Qualcomm Inc.
1.30%, 05/20/28	3,530	3,217,615
3.25%, 05/20/27(a)	13,000	12,731,132
Renesas Electronics Corp., 2.17%, 11/25/26(a)(b)	5,186	4,970,789
SK Hynix Inc.
5.50%, 01/16/27(a)(b)	530	537,764
5.50%, 01/16/29(a)(b)	6,640	6,809,571
6.38%, 01/17/28(a)(b)	6,425	6,708,538
Skyworks Solutions Inc., 1.80%, 06/01/26	2,968	2,857,601
Texas Instruments Inc.
1.13%, 09/15/26	3,083	2,946,134
2.25%, 09/04/29	5,165	4,718,896
2.90%, 11/03/27(a)	3,093	2,989,996
4.60%, 02/08/27	2,970	2,992,270
4.60%, 02/15/28	4,822	4,872,802
4.60%, 02/08/29	4,590	4,630,677
TSMC Arizona Corp.
1.75%, 10/25/26	7,781	7,449,974
3.88%, 04/22/27	6,495	6,425,920
4.13%, 04/22/29(a)	1,490	1,473,394
TSMC Global Ltd.
1.00%, 09/28/27(a)(b)	4,965	4,555,918
1.25%, 04/23/26(b)	6,556	6,324,214
1.75%, 04/23/28(a)(b)	6,085	5,607,541
4.38%, 07/22/27(a)(b)	2,460	2,459,092
		392,634,688
Security	Par (000)	Value
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	$3,745	$3,399,777
3.48%, 12/01/27(a)	3,510	3,392,237
5.35%, 01/15/30	3,725	3,748,048
		10,540,062
Software — 2.0%
Adobe Inc.
2.15%, 02/01/27	5,385	5,178,728
2.30%, 02/01/30	6,220	5,634,645
4.75%, 01/17/28	290	294,340
4.80%, 04/04/29	5,510	5,596,692
4.85%, 04/04/27	3,835	3,881,177
4.95%, 01/17/30(a)	4,860	4,973,936
AppLovin Corp., 5.13%, 12/01/29	6,115	6,172,506
Atlassian Corp., 5.25%, 05/15/29	3,700	3,760,112
Autodesk Inc.
2.85%, 01/15/30	3,585	3,298,347
3.50%, 06/15/27	3,412	3,333,907
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	5,055	4,651,830
3.40%, 06/27/26	2,975	2,927,202
Cadence Design Systems Inc.
4.20%, 09/10/27(a)	3,619	3,593,948
4.30%, 09/10/29(a)	6,690	6,610,841
Concentrix Corp.
6.60%, 08/02/28(a)	5,330	5,564,582
6.65%, 08/02/26	4,850	4,952,426
Constellation Software Inc./Canada, 5.16%, 02/16/29(a)(b)	3,085	3,133,708
Electronic Arts Inc., 4.80%, 03/01/26	3,256	3,259,470
Fidelity National Information Services Inc.
1.15%, 03/01/26	7,437	7,187,704
1.65%, 03/01/28(a)	5,283	4,845,852
3.75%, 05/21/29(a)	3,675	3,537,150
Fiserv Inc.
2.25%, 06/01/27(a)	6,543	6,232,651
3.20%, 07/01/26	11,928	11,715,230
3.50%, 07/01/29	19,660	18,665,545
4.20%, 10/01/28	6,465	6,367,881
5.15%, 03/15/27(a)	4,920	4,971,334
5.38%, 08/21/28	4,590	4,694,391
5.45%, 03/02/28	5,843	5,982,911
Intuit Inc.
1.35%, 07/15/27	3,592	3,356,849
5.13%, 09/15/28	5,162	5,295,855
5.25%, 09/15/26	4,819	4,886,878
Microsoft Corp.
2.40%, 08/08/26(a)	24,612	24,034,450
3.30%, 02/06/27(a)	24,616	24,249,796
3.40%, 09/15/26	4,539	4,494,136
3.40%, 06/15/27	2,541	2,504,379
MSCI Inc., 4.00%, 11/15/29(b)	6,300	6,037,066
Open Text Corp., 6.90%, 12/01/27(b)	6,220	6,429,309
Oracle Corp.
1.65%, 03/25/26	16,541	16,046,723
2.30%, 03/25/28	12,671	11,872,946
2.65%, 07/15/26	18,304	17,850,312
2.80%, 04/01/27	13,936	13,455,236
3.25%, 11/15/27	17,461	16,893,940
4.20%, 09/27/29(a)	11,200	10,983,762
4.50%, 05/06/28(a)	4,932	4,932,772

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.80%, 08/03/28	$9,875	$9,960,629
6.15%, 11/09/29	8,750	9,261,619
Roper Technologies Inc.
1.40%, 09/15/27	5,004	4,623,618
2.95%, 09/15/29	5,245	4,879,091
3.80%, 12/15/26	4,315	4,262,049
4.20%, 09/15/28	5,673	5,605,261
4.50%, 10/15/29(a)	3,650	3,634,389
Salesforce Inc.
1.50%, 07/15/28(a)	6,357	5,804,615
3.70%, 04/11/28	9,667	9,511,188
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,362	4,281,233
4.95%, 03/28/28	5,753	5,805,063
5.00%, 03/28/26(a)	3,939	3,957,788
5.40%, 06/12/29	2,950	3,019,942
VMware LLC
1.40%, 08/15/26	9,218	8,796,337
1.80%, 08/15/28	5,071	4,616,760
3.90%, 08/21/27	7,879	7,736,249
4.65%, 05/15/27(a)	3,584	3,592,011
Workday Inc.
3.50%, 04/01/27	7,135	6,990,250
3.70%, 04/01/29	5,900	5,695,025
		436,376,572
Telecommunications — 2.7%
America Movil SAB de CV, 3.63%, 04/22/29	6,147	5,884,419
AT&T Inc.
1.65%, 02/01/28	14,775	13,621,536
1.70%, 03/25/26	18,112	17,575,923
2.30%, 06/01/27	16,313	15,530,238
2.95%, 07/15/26(a)	2,432	2,382,583
3.80%, 02/15/27(a)	5,411	5,340,946
4.10%, 02/15/28(a)	11,495	11,367,213
4.25%, 03/01/27	9,945	9,890,107
4.30%, 02/15/30(a)	7,300	7,163,593
4.35%, 03/01/29(a)	20,727	20,530,064
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	6,265	5,860,118
5.13%, 12/04/28(a)	5,094	5,155,210
Cisco Systems Inc.
2.50%, 09/20/26	9,887	9,646,337
2.95%, 02/28/26(a)	4,473	4,413,885
4.55%, 02/24/28	5,475	5,504,943
4.75%, 02/24/30	5,975	6,038,086
4.80%, 02/26/27	12,870	13,016,587
4.85%, 02/26/29(a)	16,345	16,580,450
Deutsche Telekom International Finance BV
3.60%, 01/19/27(a)(b)	3,660	3,594,984
4.38%, 06/21/28(a)(b)	6,605	6,549,325
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)(b)	3,142	3,144,375
Juniper Networks Inc., 3.75%, 08/15/29(a)	3,225	3,103,116
KT Corp.
2.50%, 07/18/26(b)	660	642,321
4.13%, 02/02/28(b)	730	721,572
Motorola Solutions Inc.
4.60%, 02/23/28	4,892	4,892,704
4.60%, 05/23/29	5,718	5,683,482
5.00%, 04/15/29	3,285	3,312,768
Security	Par (000)	Value
Telecommunications (continued)
NBN Co. Ltd.
1.45%, 05/05/26(a)(b)	$10,321	$9,966,563
1.63%, 01/08/27(a)(b)	11,608	11,034,423
4.00%, 10/01/27(b)	4,930	4,876,158
4.25%, 10/01/29(a)(b)	4,000	3,943,268
5.75%, 10/06/28(a)(b)	7,229	7,506,399
Nokia OYJ, 4.38%, 06/12/27	2,874	2,841,190
NTT Finance Corp.
1.16%, 04/03/26(b)	18,434	17,798,456
1.59%, 04/03/28(b)	10,225	9,356,303
4.37%, 07/27/27(b)	3,550	3,546,583
5.10%, 07/02/27(a)(b)	4,250	4,311,309
5.11%, 07/02/29(b)	6,405	6,541,932
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	2,661	2,624,156
3.88%, 01/31/28(b)	1,765	1,717,373
Rogers Communications Inc.
2.90%, 11/15/26	3,517	3,418,143
3.20%, 03/15/27(a)	7,015	6,810,657
5.00%, 02/15/29	9,042	9,077,456
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	6,405	6,181,774
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	1,220	1,278,660
Sprint Capital Corp., 6.88%, 11/15/28	16,290	17,423,945
Sprint LLC, 7.63%, 03/01/26	9,965	10,151,170
Telefonica Emisiones SA, 4.10%, 03/08/27	9,407	9,322,148
TELUS Corp.
2.80%, 02/16/27(a)	4,037	3,900,948
3.70%, 09/15/27(a)	3,575	3,500,959
T-Mobile USA Inc.
2.05%, 02/15/28	11,742	10,956,908
2.40%, 03/15/29	4,209	3,854,168
2.63%, 04/15/26(a)	7,257	7,110,849
2.63%, 02/15/29	7,210	6,661,849
3.38%, 04/15/29(a)	16,026	15,175,172
3.75%, 04/15/27	25,802	25,398,548
4.20%, 10/01/29	5,325	5,219,800
4.75%, 02/01/28	9,503	9,519,602
4.80%, 07/15/28(a)	6,226	6,263,062
4.85%, 01/15/29	6,732	6,781,970
4.95%, 03/15/28(a)	7,030	7,091,436
5.38%, 04/15/27	4,896	4,902,282
Verizon Communications Inc.
2.10%, 03/22/28(a)	18,201	16,945,133
2.63%, 08/15/26	10,555	10,292,935
3.00%, 03/22/27	4,287	4,167,817
3.88%, 02/08/29	3,088	3,011,640
4.02%, 12/03/29	25,570	24,894,085
4.13%, 03/16/27(a)	18,990	18,867,962
4.33%, 09/21/28(a)	26,685	26,496,548
Vodafone Group PLC, 7.88%, 02/15/30	3,050	3,495,332
		581,383,956
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	3,510	3,407,072
3.55%, 11/19/26	3,853	3,779,331
3.90%, 11/19/29	5,650	5,391,551
Mattel Inc.
3.38%, 04/01/26(a)(b)	3,575	3,520,875
3.75%, 04/01/29(a)(b)	4,475	4,256,438
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
5.88%, 12/15/27(b)	$6,110	$6,135,644
		26,490,911
Transportation — 0.9%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	3,450	3,437,924
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	2,463	2,409,189
Canadian National Railway Co.
2.75%, 03/01/26(a)	2,448	2,408,902
6.90%, 07/15/28	1,970	2,111,899
Canadian Pacific Railway Co.
1.75%, 12/02/26	6,000	5,725,037
2.88%, 11/15/29(a)	2,680	2,490,115
4.00%, 06/01/28(a)	3,130	3,078,008
CH Robinson Worldwide Inc., 4.20%, 04/15/28(a)	3,990	3,929,446
CSX Corp.
2.40%, 02/15/30(a)	2,660	2,401,345
2.60%, 11/01/26	4,258	4,140,991
3.25%, 06/01/27	4,622	4,507,857
3.80%, 03/01/28	5,208	5,116,460
4.25%, 03/15/29	6,822	6,751,697
FedEx Corp.
3.10%, 08/05/29(a)	6,884	6,436,000
3.25%, 04/01/26	3,967	3,916,706
3.40%, 02/15/28(a)	2,640	2,535,042
4.20%, 10/17/28(a)	2,855	2,813,803
JB Hunt Transport Services Inc., 3.88%, 03/01/26	3,991	3,963,095
Kirby Corp., 4.20%, 03/01/28	1,700	1,671,250
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)(b)	6,210	6,092,405
Norfolk Southern Corp.
2.55%, 11/01/29	2,885	2,640,096
2.90%, 06/15/26	3,711	3,643,867
3.15%, 06/01/27(a)	1,145	1,114,878
3.80%, 08/01/28(a)	3,582	3,509,362
7.80%, 05/15/27	4,170	4,455,720
Ryder System Inc.
1.75%, 09/01/26	1,914	1,835,421
2.85%, 03/01/27(a)	2,550	2,464,928
2.90%, 12/01/26	2,106	2,044,907
4.30%, 06/15/27	1,500	1,488,549
4.90%, 12/01/29	1,890	1,898,804
4.95%, 09/01/29	2,115	2,130,525
5.00%, 03/15/30	1,365	1,375,873
5.25%, 06/01/28	4,193	4,269,247
5.30%, 03/15/27	2,310	2,343,466
5.38%, 03/15/29	3,735	3,827,779
5.50%, 06/01/29(a)	2,030	2,090,284
5.65%, 03/01/28(a)	3,206	3,299,892
6.30%, 12/01/28(a)	2,315	2,443,108
TTX Co., 5.50%, 09/25/26(b)	1,852	1,879,810
Union Pacific Corp.
2.15%, 02/05/27	1,805	1,735,098
2.40%, 02/05/30	1,159	1,047,495
2.75%, 03/01/26	3,639	3,577,931
3.00%, 04/15/27(a)	2,862	2,786,160
3.70%, 03/01/29	6,064	5,897,179
3.95%, 09/10/28(a)	6,845	6,751,679
6.63%, 02/01/29(a)	2,500	2,706,678
Security	Par (000)	Value
Transportation (continued)
United Parcel Service Inc.
2.40%, 11/15/26	$2,770	$2,685,812
2.50%, 09/01/29(a)	2,814	2,590,742
3.05%, 11/15/27	5,441	5,273,893
3.40%, 03/15/29(a)	5,399	5,195,077
Walmart Inc.
1.05%, 09/17/26	7,346	7,009,351
1.50%, 09/22/28(a)	6,138	5,603,149
3.95%, 09/09/27	5,428	5,403,310
XPO Inc., 6.25%, 06/01/28(b)	4,675	4,728,767
		187,686,008
Trucking & Leasing — 0.4%
DAE Funding LLC, 3.38%, 03/20/28(a)(b)	6,210	5,874,337
GATX Corp.
3.25%, 09/15/26	2,188	2,144,160
3.50%, 03/15/28(a)	1,345	1,299,819
3.85%, 03/30/27(a)	1,788	1,758,539
4.55%, 11/07/28(a)	1,630	1,625,152
4.70%, 04/01/29	3,546	3,530,123
5.40%, 03/15/27	1,410	1,428,026
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26(b)	5,125	4,933,610
3.35%, 11/01/29(b)	1,735	1,624,935
3.40%, 11/15/26(b)	3,062	2,998,946
4.20%, 04/01/27(b)	3,111	3,080,523
4.40%, 07/01/27(b)	4,740	4,704,306
5.25%, 07/01/29(a)(b)	4,850	4,919,009
5.25%, 02/01/30(a)(b)	4,145	4,206,116
5.35%, 01/12/27(b)	3,230	3,265,682
5.35%, 03/30/29(a)(b)	3,485	3,550,329
5.55%, 05/01/28(a)(b)	4,570	4,673,022
5.70%, 02/01/28(a)(b)	4,325	4,434,979
5.75%, 05/24/26(b)	4,345	4,396,231
5.88%, 11/15/27(b)	3,092	3,181,759
6.05%, 08/01/28(b)	6,775	7,037,248
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)(b)	3,070	2,938,119
2.30%, 06/15/28(a)(b)	2,950	2,722,915
5.30%, 04/03/29(a)(b)	4,315	4,375,759
5.45%, 05/03/28(a)(b)	3,705	3,772,186
		88,475,830
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26(a)	2,283	2,189,179
3.38%, 01/20/27(a)	1,670	1,612,058
		3,801,237
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	4,307	4,152,042
3.00%, 12/01/26	215	209,299
3.45%, 06/01/29	4,575	4,374,584
3.75%, 09/01/28(a)	1,660	1,614,560
Essential Utilities Inc.
3.57%, 05/01/29(a)	2,320	2,209,984
4.80%, 08/15/27	2,515	2,529,677

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
United Utilities PLC, 6.88%, 08/15/28(a)	$1,420	$1,506,869
		16,597,015
Total Corporate Bonds & Notes — 97.9% (Cost: $21,210,282,069)		21,247,052,215
Foreign Government Obligations
South Korea — 0.5%
Korea Electric Power Corp.
4.00%, 06/14/27(a)(b)	4,515	4,472,151
4.75%, 02/13/28(b)	75	75,551
4.88%, 01/31/27(a)(b)	2,525	2,546,163
5.38%, 04/06/26(a)(b)	5,810	5,868,149
5.38%, 07/31/26(a)(b)	1,680	1,700,908
5.50%, 04/06/28(a)(b)	3,600	3,702,691
7.00%, 02/01/27(a)	3,904	4,098,757
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	5,371	5,137,978
2.25%, 07/18/26(a)(b)	3,415	3,316,004
3.13%, 07/20/27(b)	1,823	1,771,473
3.50%, 07/02/26(a)(b)	5,080	5,018,739
3.88%, 07/13/27(a)(b)	4,150	4,102,460
4.88%, 07/05/28(a)(b)	4,820	4,878,648
5.00%, 07/08/29(b)	1,465	1,494,027
Korea Housing Finance Corp.
4.13%, 03/12/28(a)(b)	2,685	2,656,704
4.63%, 02/24/28(a)(b)	4,650	4,674,591
4.88%, 08/27/27(b)	1,255	1,269,241
5.13%, 01/21/30(b)	2,610	2,677,450
5.38%, 11/15/26(a)(b)	955	970,225
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	4,905	4,728,524
3.13%, 07/25/27(b)	3,933	3,813,360
4.25%, 07/27/27(b)	4,165	4,143,408
4.63%, 07/29/29(b)	1,215	1,216,307
5.00%, 07/18/28(a)(b)	4,960	5,032,355
Korea National Oil Corp.
1.25%, 04/07/26(b)	3,000	2,898,053
2.13%, 04/18/27(b)	5,000	4,764,895
2.50%, 10/24/26(b)	4,609	4,468,218
2.63%, 04/14/26(b)	1,966	1,927,038
3.38%, 03/27/27(b)	3,000	2,935,655
4.13%, 09/30/27(b)	3,000	2,975,649
Security	Par (000)	Value
South Korea (continued)
4.25%, 09/30/29(b)	$3,000	$2,949,979
4.75%, 04/03/26(a)(b)	2,000	2,005,112
4.88%, 04/03/28(b)	3,000	3,024,765
4.88%, 04/03/29(b)	4,000	4,046,054
		111,361,282
Total Foreign Government Obligations — 0.5% (Cost: $111,767,468)		111,361,282
Total Long-Term Investments — 98.4% (Cost: $21,322,049,537)		21,358,413,497
	Shares
Short-Term Securities
Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	1,676,790,978	1,677,629,373
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(f)(g)	34,660,000	34,660,000
Total Short-Term Securities — 7.9% (Cost: $1,711,571,043)		1,712,289,373
Total Investments — 106.3% (Cost: $23,033,620,580)		23,070,702,870
Liabilities in Excess of Other Assets — (6.3)%		(1,367,584,925)
Net Assets — 100.0%		$21,703,117,945

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,626,860,654	$50,803,612 (a)	$—	$(95,708)	$60,815	$1,677,629,373	1,676,790,978	$4,425,615 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	49,160,000	—	(14,500,000)(a)	—	—	34,660,000	34,660,000	3,859,769	—
				$(95,708)	$60,815	$1,712,289,373		$8,285,384	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,247,052,215	$—	$21,247,052,215
Foreign Government Obligations	—	111,361,282	—	111,361,282
Short-Term Securities
Money Market Funds	1,712,289,373	—	—	1,712,289,373
	$1,712,289,373	$21,358,413,497	$—	$23,070,702,870
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31(a)	$3,092	$2,691,576
4.75%, 03/30/30(a)	4,464	4,445,119
5.38%, 06/15/33(a)	2,699	2,732,191
Omnicom Group Inc.
2.45%, 04/30/30(a)	3,853	3,454,288
2.60%, 08/01/31	5,679	4,969,589
4.20%, 06/01/30(a)	3,914	3,829,346
5.30%, 11/01/34(a)	4,110	4,134,357
		26,256,466
Aerospace & Defense — 1.5%
BAE Systems PLC
1.90%, 02/15/31(b)	6,341	5,384,934
3.40%, 04/15/30(b)	8,009	7,505,488
5.25%, 03/26/31(b)	3,170	3,235,500
5.30%, 03/26/34(b)	9,600	9,748,880
Boeing Co. (The)
3.25%, 02/01/35	345	284,509
3.60%, 05/01/34(a)	6,393	5,526,330
3.63%, 02/01/31(a)	9,064	8,375,193
5.15%, 05/01/30(a)	27,171	27,203,234
6.13%, 02/15/33	2,940	3,069,587
6.39%, 05/01/31	6,400	6,818,612
6.53%, 05/01/34	15,634	16,747,915
Embraer Netherlands Finance BV
5.98%, 02/11/35	2,000	2,048,100
7.00%, 07/28/30(b)	320	343,827
GE Capital Funding LLC, 4.55%, 05/15/32	3,120	3,062,592
General Dynamics Corp.
2.25%, 06/01/31(a)	3,498	3,054,443
3.63%, 04/01/30(a)	6,259	5,992,840
General Electric Co., 6.75%, 03/15/32	8,122	9,070,826
HEICO Corp., 5.35%, 08/01/33	4,163	4,207,369
Hexcel Corp., 5.88%, 02/26/35	50	51,490
Howmet Aerospace Inc., 4.85%, 10/15/31	875	873,003
L3Harris Technologies Inc.
1.80%, 01/15/31(a)	4,409	3,730,601
5.25%, 06/01/31	4,970	5,053,204
5.35%, 06/01/34(a)	5,113	5,195,268
5.40%, 07/31/33	9,438	9,599,233
Lockheed Martin Corp.
1.85%, 06/15/30	2,622	2,284,963
3.90%, 06/15/32	5,022	4,750,165
4.70%, 12/15/31	2,950	2,947,523
4.75%, 02/15/34(a)	5,625	5,559,145
4.80%, 08/15/34	3,560	3,501,174
5.25%, 01/15/33	6,308	6,473,915
Northrop Grumman Corp.
4.40%, 05/01/30	4,751	4,691,699
4.70%, 03/15/33	6,505	6,412,308
4.90%, 06/01/34(a)	5,750	5,708,066
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	1,342	1,550,305
RTX Corp.
1.90%, 09/01/31	6,615	5,527,756
2.25%, 07/01/30	6,197	5,484,106
2.38%, 03/15/32	6,375	5,416,222
5.15%, 02/27/33	7,774	7,853,335
6.00%, 03/15/31(a)	6,270	6,650,767
Security	Par (000)	Value
Aerospace & Defense (continued)
6.10%, 03/15/34(a)	$9,333	$10,028,580
		231,023,007
Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32	11,620	9,793,895
3.40%, 05/06/30	4,896	4,562,537
5.63%, 02/06/35(a)	965	981,098
6.88%, 11/01/33(a)	3,355	3,716,198
Archer-Daniels-Midland Co.
2.90%, 03/01/32(a)	5,589	4,942,922
3.25%, 03/27/30	5,961	5,602,021
4.50%, 08/15/33(a)	2,470	2,391,638
5.94%, 10/01/32(a)	1,505	1,619,775
BAT Capital Corp.
2.73%, 03/25/31(a)	8,319	7,355,776
4.74%, 03/16/32(a)	5,932	5,807,742
4.91%, 04/02/30(a)	6,241	6,260,939
5.83%, 02/20/31	5,350	5,575,151
6.00%, 02/20/34(a)	5,260	5,503,225
6.34%, 08/02/30	6,248	6,671,182
6.42%, 08/02/33(a)	7,823	8,401,882
7.75%, 10/19/32	4,032	4,646,496
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	6,934	6,159,273
4.65%, 09/17/34(a)	4,560	4,408,565
Cargill Inc.
1.70%, 02/02/31(a)(b)	3,333	2,825,261
2.13%, 04/23/30(a)(b)	4,814	4,278,745
2.13%, 11/10/31(a)(b)	6,758	5,783,265
4.00%, 06/22/32(a)(b)	4,340	4,108,932
4.75%, 04/24/33(a)(b)	3,364	3,333,934
5.13%, 10/11/32(a)(b)	3,470	3,526,122
5.13%, 02/11/35(a)(b)	2,215	2,234,392
Imperial Brands Finance PLC, 5.88%, 07/01/34(b)	4,840	4,920,612
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	4,525	4,669,574
JT International Financial Services BV, 6.88%, 10/24/32(b)	3,305	3,673,664
Philip Morris International Inc.
1.75%, 11/01/30(a)	4,840	4,138,030
2.10%, 05/01/30	4,751	4,192,976
4.75%, 11/01/31	4,715	4,695,638
4.90%, 11/01/34(a)	4,855	4,783,646
5.13%, 02/13/31	7,855	7,991,715
5.25%, 02/13/34	10,805	10,938,224
5.38%, 02/15/33	13,753	14,074,692
5.50%, 09/07/30(a)	4,470	4,644,003
5.63%, 09/07/33	6,245	6,494,369
5.75%, 11/17/32	9,425	9,885,404
Viterra Finance BV
3.20%, 04/21/31(b)	3,415	3,068,145
5.25%, 04/21/32(a)(b)	1,830	1,827,288
		210,488,946
Airlines — 0.0%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)(b)	1,680	1,669,399
Apparel — 0.1%
NIKE Inc., 2.85%, 03/27/30	9,378	8,681,785
Ralph Lauren Corp., 2.95%, 06/15/30	4,950	4,563,342
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Tapestry Inc.
3.05%, 03/15/32(a)	$2,967	$2,588,403
5.10%, 03/11/30	2,100	2,107,770
5.50%, 03/11/35(a)	970	968,629
		18,909,929
Auto Manufacturers — 2.6%
American Honda Finance Corp.
1.80%, 01/13/31(a)	3,608	3,052,910
4.60%, 04/17/30(a)	4,340	4,315,341
4.85%, 10/23/31	4,720	4,720,472
4.90%, 01/10/34(a)	4,900	4,827,980
5.05%, 07/10/31(a)	4,165	4,211,379
5.85%, 10/04/30(a)	3,229	3,409,862
BMW U.S. Capital LLC
1.95%, 08/12/31(a)(b)	3,167	2,664,494
2.55%, 04/01/31(a)(b)	3,475	3,064,209
3.70%, 04/01/32(a)(b)	3,365	3,126,977
4.15%, 04/09/30(b)	6,422	6,234,740
4.85%, 08/13/31(a)(b)	3,914	3,910,545
5.15%, 08/11/33(a)(b)	3,758	3,813,201
5.15%, 04/02/34(a)(b)	3,255	3,277,203
Cummins Inc.
1.50%, 09/01/30	5,708	4,867,626
5.15%, 02/20/34(a)	3,765	3,842,457
Daimler Truck Finance North America LLC
2.50%, 12/14/31(a)(b)	5,225	4,467,206
5.38%, 01/13/32(b)	3,070	3,091,961
5.38%, 01/18/34(a)(b)	3,210	3,215,774
5.38%, 06/25/34(a)(b)	3,125	3,121,898
5.50%, 09/20/33(a)(b)	3,593	3,639,093
5.63%, 01/13/35(a)(b)	1,760	1,783,081
Ford Holdings LLC, 9.30%, 03/01/30	1,185	1,343,357
Ford Motor Co.
3.25%, 02/12/32	17,811	14,866,160
6.10%, 08/19/32(a)	12,105	11,980,966
7.45%, 07/16/31(a)	6,775	7,310,142
9.63%, 04/22/30(a)	2,660	3,057,993
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	6,280	5,487,904
4.00%, 11/13/30(a)	10,060	9,158,399
6.05%, 03/05/31	6,290	6,276,782
6.05%, 11/05/31	3,695	3,691,093
6.13%, 03/08/34	9,905	9,669,222
6.50%, 02/07/35	5,050	5,049,535
7.12%, 11/07/33	7,810	8,119,060
7.20%, 06/10/30	5,248	5,520,765
7.35%, 03/06/30(a)	5,798	6,156,833
General Motors Co., 5.60%, 10/15/32(a)	8,300	8,373,591
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	6,605	5,623,307
2.70%, 06/10/31	6,535	5,615,713
3.10%, 01/12/32(a)	8,001	6,907,906
3.60%, 06/21/30	7,149	6,606,925
5.45%, 09/06/34(a)	4,071	3,981,711
5.60%, 06/18/31(a)	6,530	6,599,582
5.63%, 04/04/32	2,200	2,204,775
5.75%, 02/08/31	6,380	6,484,801
5.85%, 04/06/30	5,375	5,506,913
5.90%, 01/07/35(a)	4,249	4,284,350
5.95%, 04/04/34	7,781	7,872,931
6.10%, 01/07/34	9,335	9,534,935
Security	Par (000)	Value
Auto Manufacturers (continued)
6.40%, 01/09/33(a)	$6,238	$6,524,642
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	4,673	4,141,608
Hyundai Capital America
4.75%, 09/26/31(a)(b)	3,620	3,560,149
5.40%, 01/08/31(a)(b)	3,475	3,549,254
5.40%, 06/24/31(a)(b)	5,010	5,100,170
5.70%, 06/26/30(a)(b)	3,119	3,219,888
5.80%, 04/01/30(b)	3,190	3,308,417
6.20%, 09/21/30(a)(b)	3,138	3,317,855
6.38%, 04/08/30(b)	3,998	4,238,327
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	2,407	2,112,544
2.63%, 03/10/30(a)(b)	1,137	1,027,499
5.00%, 01/11/34(a)(b)	4,815	4,754,382
5.05%, 08/03/33(a)(b)	4,955	4,919,049
5.13%, 08/01/34(a)(b)	2,955	2,940,976
8.50%, 01/18/31	10,143	12,000,974
PACCAR Financial Corp., 5.00%, 03/22/34	2,310	2,350,278
Stellantis Finance U.S. Inc.
2.69%, 09/15/31(a)(b)	6,717	5,662,543
6.38%, 09/12/32(a)(b)	4,533	4,669,954
Toyota Motor Corp.
2.36%, 03/25/31(a)	3,038	2,694,237
5.12%, 07/13/33(a)	3,130	3,218,927
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	3,621	3,074,843
1.90%, 09/12/31	3,362	2,833,380
2.40%, 01/13/32(a)	2,873	2,478,175
3.38%, 04/01/30	6,244	5,905,664
4.55%, 05/17/30(a)	4,375	4,374,717
4.60%, 10/10/31	4,840	4,796,161
4.70%, 01/12/33(a)	3,406	3,376,317
4.80%, 01/05/34(a)	5,050	5,014,584
5.10%, 03/21/31	5,595	5,700,985
5.35%, 01/09/35(a)	3,325	3,398,480
5.55%, 11/20/30	5,420	5,669,574
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(a)(b)	3,161	2,960,646
5.60%, 03/22/34(a)(b)	3,285	3,298,541
5.90%, 09/12/33(a)(b)	3,435	3,513,585
6.45%, 11/16/30(b)	5,310	5,616,566
		401,267,951
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32(a)	5,281	4,664,218
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34(a)	3,490	3,371,957
BorgWarner Inc., 5.40%, 08/15/34(a)	2,645	2,648,197
Lear Corp.
2.60%, 01/15/32(a)	2,505	2,125,911
3.50%, 05/30/30(a)	2,487	2,314,945
LG Energy Solution Ltd., 5.50%, 07/02/34(b)	2,755	2,742,823
Magna International Inc.
2.45%, 06/15/30	4,958	4,415,643
5.50%, 03/21/33(a)	3,341	3,418,322
		25,702,016
Banks — 23.7%
ABN AMRO Bank NV
3.32%, 03/13/37, (5-year CMT + 1.900%)(b)(c)	4,881	4,236,412

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.52%, 12/03/35, (1-year CMT + 1.250%)(a)(b)(c)	$4,775	$4,806,621
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR +1.910%)(b)(c)	6,255	6,425,982
ASB Bank Ltd., 2.38%, 10/22/31(b)	2,220	1,919,181
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)(c)	7,521	6,530,996
5.20%, 09/30/35, (1-year CMT + 1.470%)(b)(c)	7,860	7,660,486
6.74%, 12/08/32(a)(b)	7,538	8,202,658
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	6,188	6,366,541
7.88%, 11/15/34, (1-year CMT + 3.300%)(c)	4,575	5,194,751
Banco de Chile, 2.99%, 12/09/31(b)	1,855	1,614,824
Banco de Credito e Inversiones SA, 2.88%, 10/14/31(a)(b)	2,235	1,933,981
Banco Nacional de Panama, 2.50%, 08/11/30(a)(b)	7,735	6,331,378
Banco Santander Chile, 3.18%, 10/26/31(a)(b)	2,110	1,887,629
Banco Santander SA
2.75%, 12/03/30(a)	8,755	7,646,239
2.96%, 03/25/31	4,146	3,711,166
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	5,474	4,801,772
3.49%, 05/28/30	5,262	4,897,394
5.44%, 07/15/31	8,450	8,657,523
6.03%, 01/17/35(a)	6,090	6,339,244
6.35%, 03/14/34(a)	7,760	8,047,248
6.92%, 08/08/33	12,225	13,147,816
6.94%, 11/07/33(a)	9,130	10,234,481
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(b)(c)	5,705	5,062,029
5.50%, 09/21/33(b)	4,930	5,066,418
5.65%, 07/05/34(b)	4,695	4,848,217
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	17,474	15,023,401
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	16,097	13,762,989
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	24,765	21,156,549
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	13,498	11,263,220
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	21,035	18,170,409
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	18,911	16,964,553
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	29,488	25,945,709
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	24,782	21,766,235
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	16,673	15,056,333
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)(c)	25,859	25,038,509
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(c)	31,218	31,155,634
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)(c)	30,842	31,091,658
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	15,465	15,270,619
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(c)	30,660	31,179,677
5.51%, 01/24/36(c)	16,975	17,345,503
5.52%, 10/25/35, (1-day SOFR + 1.738%)(c)	21,590	21,369,020
5.74%, 02/12/36(c)	13,225	13,313,284
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)(c)	23,670	24,780,258
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	14,425	12,709,085
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	$7,272	$6,180,466
5.51%, 06/04/31	4,720	4,875,326
7.30%, 11/26/84, (5-year CMT + 3.010%)(a)(c)	4,460	4,505,929
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31(a)	2,854	2,426,873
1.80%, 07/28/31	2,921	2,479,433
2.50%, 01/26/32(a)	2,869	2,492,479
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)(c)	4,710	4,513,603
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	4,728	4,649,569
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	6,146	6,138,787
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	7,510	7,601,297
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	6,294	6,365,971
5.23%, 11/20/35, (1-day SOFR + 1.253%)(c)	4,545	4,628,964
5.61%, 07/21/39, (1-day SOFR + 1.770%)(c)	3,075	3,145,672
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(c)	9,272	9,806,111
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	6,819	7,508,878
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,280	1,126,585
Bank of Nova Scotia (The)
2.15%, 08/01/31	3,815	3,260,563
2.45%, 02/02/32	5,106	4,388,404
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	7,635	7,104,897
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(c)	3,780	3,738,686
5.65%, 02/01/34	6,110	6,372,025
7.35%, 04/27/85(a)(c)	5,000	4,997,655
BankUnited Inc., 5.13%, 06/11/30(a)	1,188	1,161,952
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)(c)	4,842	4,310,457
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)(c)	5,993	5,231,726
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	7,488	6,510,475
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)(c)	5,073	4,585,390
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)(c)	13,260	13,077,284
5.75%, 08/09/33, (1-year CMT + 3.000%)(c)	6,067	6,211,053
5.79%, 02/25/36(c)	10,000	10,159,328
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	12,828	13,504,605
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	10,080	10,948,482
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(c)	9,565	10,375,540
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	12,149	13,640,385
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	5,075	5,015,402
BNP Paribas SA
2.59%, 08/12/35, (5-year CMT + 2.050%)(a)(b)(c)	8,180	7,035,372
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(a)(b)(c)	13,757	12,098,126
3.13%, 01/20/33, (1-day SOFR + 1.561%)(a)(b)(c)	7,883	6,901,811
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(c)	11,835	12,133,963
5.79%, 01/13/33(b)(c)	6,050	6,204,089
5.89%, 12/05/34, (1-day SOFR + 1.866%)(b)(c)	14,715	15,468,363
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.91%, 11/19/35, (1-day SOFR + 1.920%)(b)(c)	$10,020	$9,988,897
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.312%)(b)(c)	7,497	6,344,088
3.12%, 10/19/32, (1-day SOFR + 1.730%)(a)(b)(c)	5,291	4,538,099
3.65%, 01/14/37, (5-year CMT + 1.900%)(b)(c)	2,495	2,170,157
5.75%, 07/19/33, (1-day SOFR + 2.865%)(a)(b)(c)	5,903	5,985,828
5.94%, 05/30/35, (1-day SOFR + 1.850%)(b)(c)	8,950	9,134,231
6.29%, 01/14/36(b)(c)	10,175	10,620,789
6.51%, 01/18/35, (1-year CMT + 2.791%)(a)(b)(c)	6,115	6,351,175
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)(c)	8,293	9,095,827
Brookfield Finance Inc., 6.30%, 01/15/55(a)(c)	3,035	2,938,279
CaixaBank SA
6.04%, 06/15/35, (1-day SOFR +2.260%)(b)(c)	6,010	6,245,189
6.84%, 09/13/34, (1-day SOFR + 2.770%)(a)(b)(c)	5,440	5,939,896
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	6,010	5,519,071
6.09%, 10/03/33(a)	6,690	7,137,713
Citibank NA, 5.57%, 04/30/34	13,455	13,920,493
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	12,028	10,305,944
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	19,582	16,993,188
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	21,025	18,729,554
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	19,497	17,125,758
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	20,365	18,708,517
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	24,139	23,530,624
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	16,763	16,478,533
5.41%, 09/19/39, (5-year CMT + 1.730%)(c)	3,655	3,537,864
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(c)	16,295	16,535,558
5.83%, 02/13/35, (1-day SOFR + 2.056%)(c)	16,604	16,681,072
5.88%, 02/22/33	3,871	4,019,845
6.00%, 10/31/33(a)	4,775	4,991,787
6.02%, 01/24/36(c)	14,265	14,529,092
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	20,328	20,963,187
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	18,070	19,298,980
6.63%, 06/15/32(a)	7,259	7,851,604
Citizens Financial Group Inc.
2.64%, 09/30/32(a)	3,305	2,746,419
3.25%, 04/30/30	3,956	3,635,330
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(c)	2,213	2,190,347
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	7,575	7,743,841
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	4,600	4,952,559
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(c)	2,493	2,418,582
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,148	3,529,944
2.69%, 03/11/31(b)	8,780	7,675,136
3.78%, 03/14/32(a)(b)	7,355	6,730,700
5.84%, 03/13/34(a)(b)	7,605	7,840,917
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA
3.76%, 04/06/33, (1-year CMT + 1.420%)(a)(b)(c)	$5,723	$5,265,087
5.71%, 01/21/33(b)(c)	4,955	5,111,957
Credit Agricole SA
5.37%, 03/11/34(a)(b)	5,650	5,777,087
5.51%, 07/05/33(b)	4,510	4,656,083
5.86%, 01/09/36(b)(c)	6,365	6,532,803
6.25%, 01/10/35, (1-day SOFR + 2.670%)(b)(c)	9,245	9,580,281
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	5,335	4,692,284
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	8,530	7,873,384
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	7,290	6,560,939
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)(c)	7,245	6,358,356
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	7,710	7,558,078
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)(c)	2,465	2,507,885
7.08%, 02/10/34, (1-day SOFR + 3.650%)(c)	9,025	9,540,152
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)(c)	3,498	3,315,048
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	6,305	6,492,391
First Horizon Bank, 5.75%, 05/01/30	1,494	1,511,642
Goldman Sachs Capital I, 6.35%, 02/15/34	3,350	3,562,292
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)(c)	17,219	14,612,313
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)(c)	26,879	23,054,359
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	25,604	22,362,378
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	20,675	17,880,519
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	24,853	21,926,478
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	23,030	22,520,858
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	20,540	20,551,494
5.54%, 01/28/36(c)	22,700	23,100,263
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	18,830	19,577,407
6.13%, 02/15/33(a)	6,469	7,003,510
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	7,745	8,478,629
HBOS PLC, 6.00%, 11/01/33(a)(b)	605	616,147
HSBC Bank USA NA/New York, 5.88%, 11/01/34	80	83,335
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)(c)	10,181	8,843,802
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	19,311	16,854,451
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	8,895	7,979,477
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	11,752	10,201,017
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	12,998	12,457,280
4.95%, 03/31/30	14,888	14,943,957
5.40%, 08/11/33, (1-day SOFR + 2.870%)(c)	16,187	16,364,445
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	8,085	8,323,029
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	9,420	9,695,245
5.75%, 03/03/36(c)	10,600	10,581,979
5.87%, 11/18/35, (1-day SOFR + 1.900%)(c)	9,685	9,674,707
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	13,811	14,669,585

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)(c)	$12,185	$12,853,404
7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	12,230	13,577,349
7.63%, 05/17/32(a)	2,220	2,541,590
8.11%, 11/03/33, (1-day SOFR + 4.250%)(c)	12,752	14,676,455
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)(c)	2,911	2,416,406
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)(c)	2,138	2,102,197
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	7,565	7,714,549
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)(c)	3,830	3,912,797
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)(c)	4,337	3,830,035
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	5,700	5,409,168
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	9,135	9,275,340
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	7,605	8,022,504
Intesa Sanpaolo SpA
6.63%, 06/20/33(a)(b)	7,375	7,922,690
7.20%, 11/28/33(b)	9,515	10,617,409
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)(c)	7,578	8,752,818
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)(c)	9,601	8,147,603
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)(c)	19,319	16,418,517
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)(c)	17,259	15,473,010
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	19,633	16,983,525
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	22,327	19,612,696
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(c)	18,988	17,258,796
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	22,506	19,888,552
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	17,907	17,694,505
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)(c)	16,321	15,929,141
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	28,482	28,378,600
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	18,930	18,613,247
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)(c)	21,985	22,186,242
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)(c)	18,566	18,832,875
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	27,980	28,489,672
5.50%, 01/24/36(c)	8,910	9,141,996
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(c)	21,971	22,738,201
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	18,847	19,693,255
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	18,685	20,131,508
8.75%, 09/01/30	3,435	4,069,381
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)(c)	6,030	6,441,773
KeyBank NA, 5.00%, 01/26/33	6,233	6,120,843
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	4,170	4,044,720
Security	Par (000)	Value
Banks (continued)
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)(c)	$4,498	$4,335,977
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(c)	6,030	6,431,929
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	5,650	5,585,503
Kookmin Bank, 2.50%, 11/04/30(b)	1,110	977,463
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	7,319	7,215,670
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	6,160	6,250,782
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	12,210	12,454,857
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)(c)	6,140	7,035,759
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	5,903	5,777,927
5.39%, 01/16/36(a)(c)	2,110	2,096,094
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	2,830	2,955,465
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)(c)	5,623	4,941,363
3.62%, 06/03/30(a)(b)	3,058	2,839,870
6.80%, 01/18/33(a)(b)	6,293	6,787,739
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)(c)	5,355	4,680,603
2.87%, 01/14/33, (1-day SOFR + 1.532%)(b)(c)	7,483	6,485,104
4.44%, 06/21/33, (1-day SOFR + 2.405%)(b)(c)	3,875	3,707,010
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(c)	5,210	5,339,725
5.89%, 06/15/34, (1-day SOFR + 2.380%)(b)(c)	4,585	4,801,001
6.26%, 12/07/34, (1-day SOFR + 2.303%)(a)(b)(c)	6,165	6,617,859
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30(a)	8,074	7,033,131
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	10,954	9,386,590
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	4,447	3,831,538
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	6,025	5,277,029
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	4,160	3,990,733
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	9,253	9,338,495
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	6,041	6,219,816
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(c)	10,853	11,019,767
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	7,578	7,804,462
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	4,025	4,133,151
5.57%, 01/16/36(a)(c)	4,945	5,070,955
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	4,855	4,170,497
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)(c)	3,301	2,818,678
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	5,774	5,043,827
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)(c)	3,555	3,034,641
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.56%, 09/13/31(a)	$6,008	$5,161,920
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)(c)	2,843	2,545,456
5.10%, 05/13/31(c)	1,005	1,016,598
5.42%, 05/13/36(c)	2,000	2,030,397
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	4,840	4,987,869
5.59%, 07/10/35, (1-year CMT + 1.300%)(c)	4,345	4,470,276
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	4,453	4,622,711
5.74%, 05/27/31, (1-year CMT + 1.650%)(a)(c)	4,035	4,196,709
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	5,798	6,034,986
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	6,400	6,654,261
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	18,211	15,255,057
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	17,085	14,348,632
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	23,778	20,238,494
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	19,440	16,169,184
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	17,032	14,651,143
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	16,782	14,726,961
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	17,419	16,448,529
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	13,306	13,152,527
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	21,398	21,527,922
5.30%, 04/20/37, (1-day SOFR + 2.620%)(c)	13,290	13,157,574
5.32%, 07/19/35, (1-day SOFR + 1.555%)(c)	20,390	20,468,816
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	15,740	16,013,725
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	16,365	16,631,942
5.59%, 01/18/36(c)	10,969	11,242,262
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	18,570	19,352,328
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)(c)	9,810	10,002,692
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	13,130	13,437,561
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	19,055	20,533,893
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	13,150	14,420,985
7.25%, 04/01/32	6,269	7,171,737
National Australia Bank Ltd.
2.33%, 08/21/30(b)	8,370	7,286,769
2.99%, 05/21/31(b)	6,935	6,131,966
3.35%, 01/12/37, (5-year CMT + 1.7000%)(b)(c)	6,405	5,646,856
4.95%, 01/10/34(a)(b)	4,525	4,591,679
5.18%, 06/11/34(a)(b)	5,905	6,088,286
5.90%, 01/14/36(a)(b)(c)	7,855	8,006,706
6.43%, 01/12/33(a)(b)	7,288	7,749,043
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(c)	4,187	3,711,529
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	9,115	9,371,190
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	6,153	6,436,595
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	3,545	2,973,203
5.07%, 09/14/32(a)(b)	2,095	2,075,324
Northern Trust Corp.
1.95%, 05/01/30	5,195	4,578,094
6.13%, 11/02/32(a)	5,658	6,095,724
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	6,110	5,257,340
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(c)	5,023	4,816,050
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	8,985	8,909,932
Security	Par (000)	Value
Banks (continued)
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)(c)	$9,298	$9,252,825
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	9,100	9,195,359
5.58%, 01/29/36(c)	5,905	6,047,640
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	9,135	9,421,026
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	4,681	4,911,006
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	9,240	9,749,087
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	13,750	15,273,942
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	5,605	5,590,241
Royal Bank of Canada
2.30%, 11/03/31	8,832	7,602,734
3.88%, 05/04/32	6,122	5,751,346
5.00%, 02/01/33	10,771	10,828,596
5.00%, 05/02/33(a)	5,513	5,538,447
5.15%, 02/04/31(c)	240	243,422
5.15%, 02/01/34	7,637	7,713,441
6.35%, 11/24/84, (5-year CMT + 2.257%)(a)(c)	5,200	5,006,688
Santander Holdings USA Inc.
6.34%, 05/31/35, (1-day SOFR + 2.138%)(c)	4,525	4,704,189
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	2,651	2,954,744
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.475%)(c)	3,145	2,768,647
5.69%, 04/15/31(c)	3,150	3,220,974
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(a)(b)	1,970	1,879,584
5.75%, 04/15/34(a)(b)	2,755	2,847,051
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.300%)(a)(b)(c)	7,289	6,303,497
3.34%, 01/21/33, (1-year CMT + 1.600%)(a)(b)(c)	5,696	4,972,611
3.65%, 07/08/35, (5-year CMT + 3.000%)(a)(b)(c)	2,105	1,879,008
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)(c)	7,930	8,126,035
6.10%, 04/13/33(b)(c)	5,200	5,341,946
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(c)	7,343	7,509,913
6.69%, 01/10/34, (1-year CMT + 2.950%)(b)(c)	8,855	9,403,427
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,855	2,117,293
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(c)	7,985	6,899,775
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(c)	6,630	5,892,125
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(c)	4,195	3,705,977
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)(c)	11,363	11,181,690
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(c)	8,810	9,068,902
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)(c)	9,445	9,892,405
6.23%, 01/21/36(b)(c)	4,590	4,798,033
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(c)	6,003	6,380,829

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Corp.
2.20%, 03/03/31	$5,344	$4,650,851
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	3,043	2,646,646
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)(c)	1,997	1,860,641
4.16%, 08/04/33, (1-day SOFR + 1.726%)(c)	4,456	4,240,321
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)(c)	3,170	3,071,661
4.68%, 10/22/32, (1-day SOFR + 1.050%)(c)	5,040	4,977,468
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)(c)	4,744	4,694,723
5.15%, 02/28/36(c)	3,700	3,713,987
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(c)	6,095	6,152,487
6.12%, 11/21/34, (1-day SOFR + 1.958%)(c)	3,040	3,226,470
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	3,090	2,594,318
2.13%, 07/08/30	8,931	7,808,779
2.14%, 09/23/30	4,906	4,263,795
2.22%, 09/17/31(a)	6,000	5,122,474
5.24%, 04/15/30	2,400	2,447,984
5.42%, 07/09/31	5,280	5,426,440
5.45%, 01/15/32(a)	2,790	2,864,507
5.56%, 07/09/34	8,185	8,445,586
5.63%, 01/15/35(a)	3,856	3,984,832
5.77%, 01/13/33	11,127	11,664,680
5.78%, 07/13/33(a)	4,897	5,141,344
5.81%, 09/14/33(a)	7,025	7,448,394
5.85%, 07/13/30	3,685	3,862,862
Sumitomo Mitsui Trust Bank Ltd.
4.85%, 09/10/34(a)(b)	3,545	3,493,202
5.35%, 03/07/34(a)(b)	3,465	3,558,579
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	5,871	5,005,446
2.45%, 01/12/32	3,867	3,306,046
3.20%, 03/10/32	10,241	9,172,860
4.46%, 06/08/32	13,063	12,631,965
5.30%, 01/30/32(a)	4,765	4,851,147
Truist Financial Corp.
1.95%, 06/05/30(a)	4,081	3,550,251
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)(c)	5,860	5,657,260
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)(c)	9,280	9,184,374
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	7,045	7,083,546
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)(c)	12,310	12,660,452
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	10,758	11,172,173
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	4,645	4,924,626
U.S. Bancorp
1.38%, 07/22/30	8,853	7,459,430
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	7,650	6,353,384
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	5,381	4,639,690
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	12,492	12,172,885
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	8,120	7,934,175
5.42%, 02/12/36(a)(c)	4,005	4,053,127
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)(c)	12,372	12,715,115
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	10,791	11,211,246
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	9,398	9,790,764
Security	Par (000)	Value
Banks (continued)
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(a)(b)(c)	$12,784	$10,891,416
2.75%, 02/11/33, (1-year CMT + 1.100%)(a)(b)(c)	9,974	8,568,157
3.09%, 05/14/32, (1-day SOFR + 1.730%)(b)(c)	20,466	18,290,495
4.19%, 04/01/31, (1-day SOFR + 3.730%)(a)(b)(c)	17,465	16,838,255
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)(c)	9,793	9,709,137
5.70%, 02/08/35, (1-year CMT + 1.770%)(a)(b)(c)	14,285	14,741,218
5.96%, 01/12/34, (1-year CMT + 2.200%)(a)(b)(c)	14,490	15,151,476
6.30%, 09/22/34, (1-year CMT + 2.000%)(a)(b)(c)	11,085	11,904,464
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)(c)	18,910	20,396,436
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(c)	12,633	15,587,618
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.550%)(b)(c)	5,111	4,559,858
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	27,493	24,697,521
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	14,577	14,322,990
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	28,643	28,249,344
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	16,010	15,967,476
5.38%, 02/07/35(a)	305	312,344
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	25,160	25,456,301
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	20,597	20,935,132
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	28,481	29,057,118
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	21,835	23,666,824
Westpac Banking Corp.
2.15%, 06/03/31	5,726	4,983,275
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)(c)	8,520	7,425,001
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	7,133	6,195,652
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)(c)	5,874	5,885,482
5.62%, 11/20/35, (1-year CMT + 1.200%)(c)	8,955	9,004,357
6.82%, 11/17/33	4,525	4,993,733
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.830%)(c)	1,770	1,834,253
		3,628,039,228
Beverages — 1.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	11,093	10,545,455
4.90%, 01/23/31(a)	4,928	5,007,814
5.00%, 06/15/34(a)	6,445	6,486,271
6.63%, 08/15/33(a)	1,905	2,122,301
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33(a)(b)	4,583	4,551,999
Bacardi-Martini BV, 6.00%, 02/01/35(b)	1,600	1,646,716
Becle SAB de CV, 2.50%, 10/14/31(b)	5,175	4,183,661
Brown-Forman Corp., 4.75%, 04/15/33(a)	4,285	4,227,394
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	1,945	1,681,282
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	8,421	7,065,208
1.65%, 06/01/30(a)	9,667	8,387,089
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.00%, 03/05/31	$4,947	$4,326,071
2.25%, 01/05/32	12,566	10,929,979
3.45%, 03/25/30(a)	7,578	7,257,509
4.65%, 08/14/34(a)	4,582	4,552,550
5.00%, 05/13/34(a)	6,265	6,394,216
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	3,240	3,332,849
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32(a)	3,375	2,731,584
Constellation Brands Inc.
2.25%, 08/01/31	6,975	5,917,936
2.88%, 05/01/30	3,912	3,557,506
4.75%, 05/09/32(a)	4,798	4,703,388
4.90%, 05/01/33(a)	4,873	4,779,407
Diageo Capital PLC
2.00%, 04/29/30(a)	6,441	5,675,286
2.13%, 04/29/32	4,935	4,145,585
5.50%, 01/24/33	5,065	5,249,407
5.63%, 10/05/33(a)	5,705	5,968,415
JDE Peet's NV, 2.25%, 09/24/31(a)(b)	3,402	2,845,051
Keurig Dr Pepper Inc.
2.25%, 03/15/31	3,357	2,919,652
3.20%, 05/01/30	4,816	4,469,871
4.05%, 04/15/32	5,710	5,444,506
5.30%, 03/15/34(a)	4,145	4,235,782
Series 10, 5.20%, 03/15/31	3,300	3,359,953
PepsiCo Inc.
1.40%, 02/25/31(a)	5,089	4,253,746
1.63%, 05/01/30	6,286	5,458,799
1.95%, 10/21/31	8,242	7,026,685
2.75%, 03/19/30	9,151	8,457,203
3.90%, 07/18/32(a)	8,070	7,704,590
4.45%, 02/15/33(a)	6,538	6,557,655
4.80%, 07/17/34(a)	4,220	4,222,406
5.00%, 02/07/35	2,780	2,800,345
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	2,865	2,838,261
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(b)	6,284	5,194,056
		213,215,439
Biotechnology — 0.8%
Amgen Inc.
2.00%, 01/15/32(a)	6,666	5,561,880
2.30%, 02/25/31(a)	8,073	7,036,209
3.35%, 02/22/32	6,655	6,060,285
4.20%, 03/01/33	4,969	4,710,642
5.25%, 03/02/30(a)	11,033	11,283,067
5.25%, 03/02/33	26,213	26,617,793
Biogen Inc., 2.25%, 05/01/30(a)	9,407	8,296,675
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	5,475	4,977,421
CSL Finance PLC
4.25%, 04/27/32(a)(b)	6,635	6,381,115
5.11%, 04/03/34(a)(b)	3,210	3,231,572
Gilead Sciences Inc.
1.65%, 10/01/30	6,925	5,907,087
5.25%, 10/15/33	6,376	6,527,482
Illumina Inc., 2.55%, 03/23/31(a)	3,629	3,141,643
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	8,067	6,872,465
Royalty Pharma PLC
2.15%, 09/02/31(a)	4,525	3,807,239
2.20%, 09/02/30	6,687	5,798,051
Security	Par (000)	Value
Biotechnology (continued)
5.40%, 09/02/34(a)	$3,160	$3,157,726
		119,368,352
Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31(a)	4,819	4,277,370
5.90%, 03/15/34	5,684	6,007,921
Cemex SAB de CV
3.88%, 07/11/31(a)(b)	4,175	3,733,067
5.20%, 09/17/30(b)	140	136,198
CRH America Finance Inc.
5.40%, 05/21/34(a)	4,975	5,064,190
5.50%, 01/09/35	6,235	6,370,875
Eagle Materials Inc., 2.50%, 07/01/31	4,948	4,312,512
Fortune Brands Innovations Inc.
4.00%, 03/25/32(a)	2,980	2,789,024
5.88%, 06/01/33(a)	3,906	4,080,406
GCC SAB de CV, 3.61%, 04/20/32(b)	685	594,508
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	8,314	7,136,554
2.00%, 09/16/31(a)	3,332	2,817,884
4.90%, 12/01/32	4,195	4,183,811
Martin Marietta Materials Inc.
2.40%, 07/15/31	5,912	5,131,501
5.15%, 12/01/34(a)	2,185	2,183,913
Series CB, 2.50%, 03/15/30	3,122	2,807,325
Masco Corp.
2.00%, 10/01/30	1,916	1,650,567
2.00%, 02/15/31(a)	3,929	3,361,866
Mohawk Industries Inc., 3.63%, 05/15/30(a)	2,307	2,174,061
Owens Corning
3.88%, 06/01/30(a)	2,030	1,941,031
5.70%, 06/15/34(a)	5,410	5,602,170
St Marys Cement Inc./Canada, 5.75%, 04/02/34(b)	30	29,928
Trane Technologies Financing Ltd.
5.10%, 06/13/34	3,930	3,964,278
5.25%, 03/03/33(a)	4,525	4,609,061
UltraTech Cement Ltd., 2.80%, 02/16/31(b)	2,500	2,215,019
Vulcan Materials Co.
3.50%, 06/01/30	4,784	4,511,632
5.35%, 12/01/34(a)	4,465	4,532,101
		96,218,773
Chemicals — 1.2%
Air Products and Chemicals Inc.
2.05%, 05/15/30	5,992	5,298,231
4.75%, 02/08/31(a)	4,265	4,304,470
4.80%, 03/03/33	3,666	3,673,760
4.85%, 02/08/34(a)	7,201	7,179,895
Albemarle Corp., 5.05%, 06/01/32(a)	4,120	4,001,493
Alpek SAB de CV, 3.25%, 02/25/31(b)	4,285	3,697,416
Bayport Polymers LLC, 5.14%, 04/14/32(a)(b)	1,335	1,272,929
Cabot Corp., 5.00%, 06/30/32(a)	2,915	2,905,903
Celanese U.S. Holdings LLC
6.63%, 07/15/32(a)	1,920	2,002,904
6.80%, 11/15/30(a)	2,000	2,110,051
6.95%, 11/15/33(a)	2,035	2,176,037
CF Industries Inc., 5.15%, 03/15/34	3,765	3,693,161
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	6,186	5,352,578

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.25%, 10/01/34	$1,370	$1,259,141
5.15%, 02/15/34(a)	4,225	4,198,603
5.35%, 03/15/35	2,975	2,966,955
6.30%, 03/15/33(a)	4,038	4,374,450
Eastman Chemical Co.
5.63%, 02/20/34(a)	4,758	4,847,431
5.75%, 03/08/33(a)	3,487	3,620,851
Ecolab Inc.
1.30%, 01/30/31(a)	4,363	3,630,847
2.13%, 02/01/32	4,865	4,133,760
4.80%, 03/24/30(a)	4,825	4,892,042
EIDP Inc.
2.30%, 07/15/30(a)	4,227	3,764,562
4.80%, 05/15/33	3,125	3,086,184
FMC Corp., 5.65%, 05/18/33(a)	3,317	3,298,440
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)(b)	4,480	3,929,682
4.40%, 03/30/32(a)(b)	840	783,679
Huntsman International LLC
2.95%, 06/15/31	3,119	2,658,450
5.70%, 10/15/34(a)	2,280	2,211,754
International Flavors & Fragrances Inc., 2.30%, 11/01/30(a)(b)	9,806	8,481,731
LG Chem Ltd., 2.38%, 07/07/31(b)	3,720	3,185,170
Linde Inc./CT, 1.10%, 08/10/30(a)	5,708	4,823,798
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	875	986,091
LYB International Finance III LLC
2.25%, 10/01/30(a)	4,094	3,567,540
5.50%, 03/01/34(a)	4,910	4,927,068
5.63%, 05/15/33(a)	4,721	4,839,637
Ma'aden Sukuk Ltd., 5.50%, 02/13/35(b)	120	120,720
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	3,410	3,509,913
Mosaic Co. (The), 5.45%, 11/15/33(a)	260	263,526
NewMarket Corp., 2.70%, 03/18/31	3,213	2,800,345
Nutrien Ltd.
2.95%, 05/13/30(a)	4,126	3,776,280
5.40%, 06/21/34(a)	3,865	3,910,934
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31(a)(b)	3,625	3,007,895
PPG Industries Inc., 2.55%, 06/15/30	2,404	2,173,474
RPM International Inc., 2.95%, 01/15/32	2,496	2,201,720
Sherwin-Williams Co. (The)
2.20%, 03/15/32	3,518	2,970,728
2.30%, 05/15/30(a)	4,047	3,590,962
4.80%, 09/01/31	2,995	2,996,134
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/34(b)	4,955	4,837,319
6.50%, 11/07/33(a)(b)	3,840	4,050,094
Solvay Finance America LLC, 5.85%, 06/04/34(b)	3,435	3,541,478
Westlake Corp., 3.38%, 06/15/30(a)	2,903	2,705,886
Yara International ASA
3.15%, 06/04/30(b)	5,297	4,831,094
7.38%, 11/14/32(a)(b)	3,915	4,316,652
		187,741,848
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,045	1,658,649
3.83%, 02/02/32(b)	200	165,476
Ashtead Capital Inc.
2.45%, 08/12/31(b)	4,860	4,170,217
Security	Par (000)	Value
Commercial Services (continued)
5.50%, 08/11/32(b)	$4,754	$4,794,005
5.55%, 05/30/33(b)	4,765	4,784,561
5.80%, 04/15/34(b)	5,430	5,532,755
5.95%, 10/15/33(b)	4,605	4,748,105
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	6,288	5,316,415
4.45%, 09/09/34	4,735	4,616,427
Block Financial LLC, 3.88%, 08/15/30	4,290	4,030,353
Cintas Corp. No. 2, 4.00%, 05/01/32	5,105	4,863,694
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	7,641	7,591,486
Cornell University, 4.84%, 06/15/34(a)	3,420	3,459,404
Emory University, Series 2020, 2.14%, 09/01/30(a)	1,772	1,577,139
Equifax Inc.
2.35%, 09/15/31(a)	6,880	5,903,128
3.10%, 05/15/30	3,880	3,569,970
ERAC USA Finance LLC
4.90%, 05/01/33(b)	6,588	6,549,418
5.20%, 10/30/34(a)(b)	3,980	4,025,972
6.70%, 06/01/34(a)(b)	1,245	1,402,304
Experian Finance PLC, 2.75%, 03/08/30(b)	3,609	3,290,827
Global Payments Inc.
2.90%, 05/15/30	6,244	5,656,253
2.90%, 11/15/31	5,401	4,738,283
5.40%, 08/15/32(a)	4,893	4,979,789
GXO Logistics Inc.
2.65%, 07/15/31(a)	3,449	2,979,162
6.50%, 05/06/34(a)	3,610	3,742,508
Johns Hopkins University, 4.71%, 07/01/32(a)	1,660	1,680,600
Moody's Corp.
2.00%, 08/19/31(a)	4,351	3,697,792
4.25%, 08/08/32(a)	3,745	3,603,001
5.00%, 08/05/34	3,095	3,101,550
PayPal Holdings Inc.
2.30%, 06/01/30	6,323	5,640,346
4.40%, 06/01/32	6,433	6,282,036
5.15%, 06/01/34	5,270	5,335,543
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)(b)	185	182,375
Quanta Services Inc.
2.35%, 01/15/32(a)	3,219	2,716,932
2.90%, 10/01/30	6,296	5,669,001
5.25%, 08/09/34	4,340	4,307,287
RELX Capital Inc.
3.00%, 05/22/30	4,786	4,420,840
4.75%, 05/20/32(a)	3,483	3,468,267
Rollins Inc., 5.25%, 02/24/35(b)	890	897,392
S&P Global Inc.
1.25%, 08/15/30(a)	3,905	3,301,827
2.90%, 03/01/32(a)	9,495	8,442,350
5.25%, 09/15/33(a)	4,540	4,666,256
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	6,461	5,650,115
Triton Container International Ltd., 3.15%, 06/15/31(a)(b)	4,462	3,879,819
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32(a)	4,080	3,530,396
Verisk Analytics Inc.
5.25%, 06/05/34	3,675	3,710,542
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.75%, 04/01/33	$3,305	$3,466,871
Yale University, Series 2020, 1.48%, 04/15/30	2,251	1,955,502
		193,752,940
Computers — 1.5%
Accenture Capital Inc.
4.25%, 10/04/31	5,695	5,572,990
4.50%, 10/04/34	8,010	7,771,643
Amdocs Ltd., 2.54%, 06/15/30(a)	4,183	3,711,482
Apple Inc.
1.25%, 08/20/30	7,586	6,469,660
1.65%, 05/11/30	10,677	9,360,435
1.65%, 02/08/31	17,492	15,069,562
1.70%, 08/05/31(a)	6,266	5,347,138
3.35%, 08/08/32(a)	9,555	8,938,595
4.15%, 05/10/30(a)	3,398	3,406,614
4.30%, 05/10/33	6,388	6,376,200
Booz Allen Hamilton Inc., 5.95%, 08/04/33	3,988	4,074,883
CGI Inc., 2.30%, 09/14/31	2,812	2,399,651
Dell International LLC/EMC Corp.
4.85%, 02/01/35(a)	4,615	4,459,895
5.40%, 04/15/34(a)	6,250	6,349,657
5.75%, 02/01/33(a)	6,358	6,636,373
6.20%, 07/15/30(a)	4,881	5,186,811
Fortinet Inc., 2.20%, 03/15/31(a)	3,815	3,305,017
Gartner Inc., 3.75%, 10/01/30(b)	3,945	3,653,193
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	6,480	6,453,978
5.00%, 10/15/34(a)	12,695	12,493,689
HP Inc.
2.65%, 06/17/31	6,870	5,991,313
3.40%, 06/17/30(a)	3,050	2,844,940
4.20%, 04/15/32(a)	4,505	4,282,086
5.50%, 01/15/33(a)	7,078	7,230,229
IBM International Capital Pte Ltd.
4.75%, 02/05/31(a)	3,380	3,385,934
4.90%, 02/05/34(a)	6,320	6,222,055
International Business Machines Corp.
1.95%, 05/15/30(a)	8,386	7,336,112
2.72%, 02/09/32(a)	2,950	2,598,684
4.40%, 07/27/32(a)	4,978	4,827,613
4.75%, 02/06/33(a)	4,730	4,685,540
5.00%, 02/10/32(a)	4,410	4,437,068
5.20%, 02/10/35	4,295	4,316,797
5.88%, 11/29/32(a)	3,855	4,113,763
Kyndryl Holdings Inc.
3.15%, 10/15/31(a)	4,731	4,192,101
6.35%, 02/20/34(a)	3,235	3,423,215
Leidos Inc.
2.30%, 02/15/31(a)	4,440	3,824,296
4.38%, 05/15/30	3,467	3,364,026
5.75%, 03/15/33(a)	4,160	4,282,766
Lenovo Group Ltd.
3.42%, 11/02/30(a)(b)	5,870	5,418,933
6.54%, 07/27/32(a)(b)	4,605	4,979,930
NetApp Inc., 2.70%, 06/22/30(a)	4,478	4,025,016
Teledyne FLIR LLC, 2.50%, 08/01/30(a)	3,199	2,849,416
Western Digital Corp., 3.10%, 02/01/32(a)	1,770	1,512,813
		227,182,112
Security	Par (000)	Value
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.25%, 08/15/32(a)	$3,643	$3,346,564
4.60%, 03/01/33(a)	3,333	3,356,031
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	4,888	4,156,862
2.60%, 04/15/30(a)	4,597	4,152,244
4.65%, 05/15/33(a)	4,500	4,388,418
5.00%, 02/14/34(a)	4,325	4,314,964
Haleon U.S. Capital LLC, 3.63%, 03/24/32	12,650	11,651,929
Kenvue Inc.
4.90%, 03/22/33	8,117	8,147,113
5.00%, 03/22/30	6,378	6,492,120
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	7,918	6,679,546
1.95%, 04/23/31(a)	6,783	5,937,372
2.30%, 02/01/32(a)	5,490	4,823,736
3.00%, 03/25/30	9,201	8,660,363
4.05%, 01/26/33(a)	5,580	5,441,840
4.55%, 01/29/34(a)	4,945	4,923,187
4.55%, 10/24/34(a)	3,305	3,297,574
5.50%, 02/01/34(a)	1,005	1,075,144
5.80%, 08/15/34(a)	1,235	1,342,700
Unilever Capital Corp.
1.38%, 09/14/30(a)	3,505	2,974,522
1.75%, 08/12/31(a)	5,787	4,900,721
4.63%, 08/12/34	4,790	4,713,580
5.00%, 12/08/33(a)	5,165	5,267,121
5.90%, 11/15/32	6,565	7,106,050
		117,149,701
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(a)(b)	3,853	3,565,763
4.65%, 04/20/32(b)	4,395	4,284,546
LKQ Corp., 6.25%, 06/15/33(a)	3,335	3,495,646
Mitsubishi Corp., 5.13%, 07/17/34(b)	3,350	3,416,117
WW Grainger Inc., 4.45%, 09/15/34	3,675	3,545,535
		18,307,607
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	24,480	21,758,794
3.40%, 10/29/33	9,849	8,561,146
4.95%, 09/10/34(a)	7,815	7,593,608
5.30%, 01/19/34	4,800	4,810,846
5.38%, 12/15/31	755	765,124
6.15%, 09/30/30(a)	5,139	5,432,416
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	210	216,420
Affiliated Managers Group Inc.
3.30%, 06/15/30(a)	3,232	2,998,883
5.50%, 08/20/34(a)	2,125	2,110,570
Air Lease Corp.
2.88%, 01/15/32(a)	4,685	4,089,566
3.13%, 12/01/30	4,733	4,290,427
5.20%, 07/15/31(a)	3,720	3,743,524
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(b)	1,915	1,960,922
Ally Financial Inc.
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)(c)	4,595	4,646,369
8.00%, 11/01/31(a)	11,645	13,166,715

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
8.00%, 11/01/31	$3,036	$3,412,479
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)(c)	7,443	7,206,426
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	4,442	4,427,856
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)(c)	7,560	7,605,867
5.28%, 07/26/35, (1-day SOFR + 1.420%)(c)	10,355	10,436,521
5.44%, 01/30/36(c)	5,265	5,362,052
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)(c)	3,093	3,163,347
5.92%, 04/25/35, (1-day SOFR + 1.630%)(c)	3,240	3,362,031
6.49%, 10/30/31, (1-day SOFR + 1.940%)(c)	6,675	7,223,763
Ameriprise Financial Inc.
4.50%, 05/13/32	3,835	3,744,657
5.15%, 05/15/33	5,099	5,150,663
5.20%, 04/15/35	2,975	2,988,601
Apollo Global Management Inc.
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)(c)	1,800	1,753,097
6.38%, 11/15/33	3,425	3,749,418
Ares Finance Co. II LLC, 3.25%, 06/15/30(a)(b)	3,570	3,318,233
Aviation Capital Group LLC, 6.38%, 07/15/30(a)(b)	2,856	3,013,784
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	3,835	3,188,377
2.00%, 01/30/32(a)(b)	5,880	4,843,624
2.55%, 03/30/32(b)	2,815	2,406,732
6.20%, 04/22/33(a)(b)	5,958	6,368,384
Blue Owl Finance LLC
3.13%, 06/10/31(a)	5,099	4,517,185
4.38%, 02/15/32(a)	3,150	2,964,896
6.25%, 04/18/34(a)	5,425	5,656,563
BOC Aviation Ltd., 2.63%, 09/17/30(a)(b)	5,180	4,698,077
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	4,030	4,039,407
4.88%, 05/03/33(a)(b)	4,985	5,034,647
Brookfield Capital Finance LLC, 6.09%, 06/14/33	3,551	3,731,135
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	6,095	5,160,780
Brookfield Finance Inc.
2.72%, 04/15/31(a)	5,393	4,800,080
4.35%, 04/15/30	5,498	5,375,569
5.68%, 01/15/35(a)	2,285	2,347,040
6.35%, 01/05/34(a)	4,415	4,714,330
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)(c)	6,286	5,224,046
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)(c)	3,350	2,862,921
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)(c)	6,705	6,682,054
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	7,895	8,076,569
5.88%, 07/26/35, (1-day SOFR +1.990%)(c)	6,160	6,321,224
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	6,159	6,406,046
6.18%, 01/30/36, (1-day SOFR + 2.036%)(c)	5,490	5,594,093
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	10,755	11,413,898
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	10,633	11,905,800
Security	Par (000)	Value
Diversified Financial Services (continued)
Cboe Global Markets Inc.
1.63%, 12/15/30(a)	$4,349	$3,679,518
3.00%, 03/16/32(a)	3,065	2,723,695
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	5,170	4,336,181
1.95%, 12/01/31(a)	5,703	4,771,954
2.30%, 05/13/31(a)	5,000	4,353,454
2.90%, 03/03/32	6,795	5,986,053
4.63%, 03/22/30(a)	3,626	3,659,792
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)(c)	8,241	8,623,192
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)(c)	8,379	8,960,930
CI Financial Corp., 3.20%, 12/17/30(a)	6,098	5,317,225
Citadel LP, 6.38%, 01/23/32(b)	535	551,845
CME Group Inc., 2.65%, 03/15/32	5,895	5,182,117
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	5,315	5,998,214
Discover Financial Services
6.70%, 11/29/32	4,340	4,704,377
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(c)	6,078	7,035,409
FMR LLC, 4.95%, 02/01/33(a)(b)	1,705	1,704,178
Franklin Resources Inc., 1.60%, 10/30/30(a)	6,494	5,489,154
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	2,570	2,515,446
Jefferies Financial Group Inc.
2.63%, 10/15/31(a)	7,274	6,234,015
2.75%, 10/15/32(a)	4,190	3,496,918
6.20%, 04/14/34(a)	9,500	9,891,993
Lazard Group LLC, 6.00%, 03/15/31	3,470	3,620,089
LPL Holdings Inc.
4.38%, 05/15/31(a)(b)	3,127	2,975,761
6.00%, 05/20/34(a)	3,545	3,649,059
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	4,960	5,032,414
LSEGA Financing PLC, 2.50%, 04/06/31(b)	5,229	4,585,570
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	3,015	3,149,452
Mastercard Inc.
1.90%, 03/15/31(a)	3,990	3,453,648
2.00%, 11/18/31	5,171	4,403,814
3.35%, 03/26/30	9,306	8,819,635
4.35%, 01/15/32(a)	7,140	7,006,194
4.55%, 01/15/35(a)	2,845	2,778,559
4.85%, 03/09/33(a)	4,741	4,777,897
4.88%, 05/09/34(a)	6,030	6,058,985
4.95%, 03/15/32	2,975	3,022,791
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	530	506,066
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(a)(b)	3,515	3,613,234
Nasdaq Inc.
1.65%, 01/15/31	5,053	4,265,252
5.55%, 02/15/34(a)	7,413	7,682,373
Nomura Holdings Inc.
2.61%, 07/14/31	6,750	5,872,953
2.68%, 07/16/30	7,199	6,425,047
3.00%, 01/22/32(a)	5,162	4,531,366
5.78%, 07/03/34(a)	6,435	6,650,695
6.09%, 07/12/33(a)	3,760	3,978,617
6.18%, 01/18/33(a)	4,080	4,328,962
Nuveen LLC, 5.85%, 04/15/34(a)(b)	4,965	5,115,422
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
ORIX Corp.
2.25%, 03/09/31(a)	$3,843	$3,327,715
4.00%, 04/13/32(a)	3,473	3,273,481
5.20%, 09/13/32(a)	2,680	2,726,830
5.40%, 02/25/35(a)	2,975	3,019,186
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)(b)	5,981	5,696,605
Raymond James Financial Inc., 4.65%, 04/01/30(a)	4,057	4,054,370
Stifel Financial Corp., 4.00%, 05/15/30	3,458	3,306,814
Synchrony Financial, 2.88%, 10/28/31(a)	4,242	3,620,683
TPG Operating Group II LP, 5.88%, 03/05/34(a)	4,060	4,200,880
USAA Capital Corp., 2.13%, 05/01/30(a)(b)	2,536	2,245,770
Visa Inc.
1.10%, 02/15/31(a)	6,560	5,448,560
2.05%, 04/15/30(a)	9,323	8,314,393
Voya Financial Inc., 5.00%, 09/20/34(a)	1,540	1,500,870
Western Union Co. (The), 2.75%, 03/15/31	2,425	2,097,620
		570,750,894
Electric — 8.1%
Abu Dhabi National Energy Co. PJSC
4.38%, 10/09/31(a)(b)	2,660	2,571,973
4.70%, 04/24/33(a)(b)	8,115	7,907,094
4.88%, 04/23/30(b)	6,144	6,153,216
Adani Electricity Mumbai Ltd., 3.87%, 07/22/31(b)	1,015	835,838
AEP Texas Inc.
4.70%, 05/15/32	3,160	3,084,504
5.40%, 06/01/33	2,926	2,955,701
5.70%, 05/15/34	2,345	2,395,548
Series E, 6.65%, 02/15/33(a)	1,325	1,446,325
Series I, 2.10%, 07/01/30(a)	3,685	3,214,655
AEP Transmission Co. LLC, 5.15%, 04/01/34	3,035	3,045,410
AES Corp. (The)
2.45%, 01/15/31(a)	12,048	10,315,152
3.95%, 07/15/30(a)(b)	4,521	4,254,859
Alabama Power Co.
3.05%, 03/15/32(a)	4,428	3,962,899
3.94%, 09/01/32(a)	2,814	2,658,115
5.70%, 02/15/33(a)	675	706,657
5.85%, 11/15/33(a)	1,975	2,084,837
Series 20-A, 1.45%, 09/15/30(a)	3,778	3,204,774
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	2,080	1,891,902
Ameren Corp., 3.50%, 01/15/31	4,952	4,607,628
Ameren Illinois Co.
1.55%, 11/15/30(a)	2,379	2,015,260
3.85%, 09/01/32	3,255	3,051,174
4.95%, 06/01/33	3,525	3,533,378
American Electric Power Co. Inc.
5.63%, 03/01/33(a)	5,220	5,364,201
5.95%, 11/01/32	3,119	3,271,402
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)(c)	2,135	2,181,895
American Transmission Systems Inc., 2.65%, 01/15/32(b)	4,282	3,688,412
Appalachian Power Co.
4.50%, 08/01/32	3,250	3,113,475
5.65%, 04/01/34	2,645	2,691,375
Series AA, 2.70%, 04/01/31(a)	3,365	2,972,064
Arizona Public Service Co.
2.20%, 12/15/31(a)	2,635	2,225,245
5.55%, 08/01/33(a)	3,610	3,679,041
Security	Par (000)	Value
Electric (continued)
5.70%, 08/15/34	$3,110	$3,191,560
6.35%, 12/15/32	2,844	3,041,675
Atlantic City Electric Co., 2.30%, 03/15/31	2,351	2,042,974
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,888	3,376,033
5.30%, 06/01/34	2,625	2,669,836
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	3,515	2,926,777
3.70%, 07/15/30	6,817	6,521,103
Black Hills Corp.
2.50%, 06/15/30	2,639	2,338,751
4.35%, 05/01/33(a)	2,520	2,375,010
6.00%, 01/15/35(a)	840	877,922
6.15%, 05/15/34	3,290	3,475,843
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	4,128	4,115,036
5.05%, 03/01/35	805	803,289
5.15%, 03/01/34	2,840	2,854,085
Series AE, 2.35%, 04/01/31(a)	2,600	2,277,411
Series AG, 3.00%, 03/01/32	1,954	1,740,718
Series ai., 4.45%, 10/01/32(a)	3,253	3,160,089
Series K2, 6.95%, 03/15/33	1,475	1,660,069
CenterPoint Energy Inc.
2.65%, 06/01/31(a)	3,294	2,899,538
2.95%, 03/01/30	1,329	1,213,024
6.70%, 05/15/55, (5-year CMT + 2.586%)(c)	145	143,786
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(a)(b)	2,349	2,292,464
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)(c)	2,459	2,167,040
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	3,260	3,090,120
Colbun SA
3.15%, 03/06/30(a)(b)	2,895	2,614,702
3.15%, 01/19/32(a)(b)	3,185	2,756,143
Comision Federal de Electricidad
3.35%, 02/09/31(b)	9,095	7,680,262
3.88%, 07/26/33(a)(b)	5,290	4,324,047
6.45%, 01/24/35(b)	5,355	5,139,504
Commonwealth Edison Co.
2.20%, 03/01/30	2,265	2,026,666
3.15%, 03/15/32	1,845	1,651,196
4.90%, 02/01/33(a)	2,399	2,406,242
5.30%, 06/01/34	1,575	1,612,546
Connecticut Light and Power Co. (The)
4.90%, 07/01/33(a)	1,965	1,960,349
4.95%, 08/15/34(a)	1,970	1,966,045
Series A, 2.05%, 07/01/31	2,799	2,388,589
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	5,686	4,988,488
5.20%, 03/01/33(a)	3,360	3,427,965
5.38%, 05/15/34(a)	2,685	2,761,576
5.50%, 03/15/34(a)	3,900	4,040,761
Series 20A, 3.35%, 04/01/30(a)	6,965	6,568,890
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)(b)	1,495	1,411,912
Constellation Energy Generation LLC
5.80%, 03/01/33	4,090	4,242,501
6.13%, 01/15/34(a)	3,503	3,704,817

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co.
3.60%, 08/15/32(a)	$2,620	$2,429,422
4.63%, 05/15/33(a)	4,730	4,649,314
Dominion Energy Inc.
4.35%, 08/15/32	2,555	2,441,900
5.38%, 11/15/32(a)	5,373	5,468,061
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	5,145	5,428,473
Series C, 2.25%, 08/15/31	9,053	7,674,519
Series C, 3.38%, 04/01/30	9,086	8,485,222
Series E, 6.30%, 03/15/33	2,085	2,237,791
Series F, 5.25%, 08/01/33(a)	3,320	3,320,255
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	1,670	1,707,336
6.63%, 02/01/32(a)	1,210	1,331,563
Series 2025, 5.30%, 01/15/35	3,210	3,272,471
Series A, 2.30%, 12/01/31	2,620	2,253,313
DTE Electric Co.
2.25%, 03/01/30	3,297	2,950,146
5.20%, 04/01/33	4,008	4,070,378
5.20%, 03/01/34	3,555	3,609,574
Series A, 3.00%, 03/01/32	3,390	3,043,644
Series C, 2.63%, 03/01/31	3,310	2,953,495
DTE Energy Co.
2.95%, 03/01/30	1,726	1,580,575
5.85%, 06/01/34	5,640	5,871,720
Duke Energy Carolinas LLC
2.55%, 04/15/31(a)	3,469	3,065,373
2.85%, 03/15/32	3,210	2,828,082
4.85%, 03/15/30	120	121,375
4.85%, 01/15/34(a)	3,675	3,633,761
4.95%, 01/15/33	7,739	7,755,900
5.25%, 03/15/35(a)	2,525	2,562,262
6.45%, 10/15/32(a)	2,215	2,432,897
Duke Energy Corp.
2.45%, 06/01/30	5,296	4,702,189
2.55%, 06/15/31(a)	6,213	5,421,586
4.50%, 08/15/32(a)	7,002	6,781,562
5.45%, 06/15/34(a)	4,745	4,836,641
5.75%, 09/15/33(a)	3,840	4,016,197
6.45%, 09/01/54, (5-year CMT + 2.588%)(c)	5,035	5,080,571
Duke Energy Florida LLC
1.75%, 06/15/30	3,116	2,690,805
2.40%, 12/15/31(a)	5,193	4,489,394
5.88%, 11/15/33	3,850	4,080,759
Duke Energy Indiana LLC, 5.25%, 03/01/34	2,005	2,038,599
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,635	2,316,747
5.25%, 04/01/33(a)	2,400	2,445,507
Duke Energy Progress LLC
2.00%, 08/15/31	4,060	3,446,138
3.40%, 04/01/32	3,240	2,964,563
5.10%, 03/15/34(a)	3,150	3,181,294
5.25%, 03/15/33	3,152	3,212,499
Duquesne Light Holdings Inc.
2.53%, 10/01/30(a)(b)	2,345	2,066,951
2.78%, 01/07/32(a)(b)	2,429	2,079,680
Edison International, 5.25%, 03/15/32(a)	1,640	1,554,615
Electricite de France SA
5.75%, 01/13/35(b)	3,600	3,658,185
5.95%, 04/22/34(a)(b)	4,990	5,195,215
Security	Par (000)	Value
Electric (continued)
6.25%, 05/23/33(a)(b)	$5,985	$6,350,260
Emera U.S. Finance LP, 2.64%, 06/15/31	3,095	2,687,809
Enel Finance International NV
2.50%, 07/12/31(b)	6,500	5,573,903
5.00%, 06/15/32(a)(b)	6,359	6,286,886
5.50%, 06/26/34(a)(b)	5,075	5,131,756
7.50%, 10/14/32(a)(b)	7,850	8,894,671
Engie Energia Chile SA, 6.38%, 04/17/34(b)	4,000	4,091,428
Engie SA, 5.63%, 04/10/34(a)(b)	4,810	4,911,886
Entergy Arkansas LLC
5.15%, 01/15/33(a)	2,750	2,792,381
5.30%, 09/15/33	1,970	2,024,042
5.45%, 06/01/34(a)	2,670	2,749,617
Entergy Corp.
2.40%, 06/15/31(a)	4,168	3,592,497
2.80%, 06/15/30(a)	3,685	3,338,568
Entergy Louisiana LLC
1.60%, 12/15/30	1,961	1,651,469
2.35%, 06/15/32	3,300	2,808,547
3.05%, 06/01/31(a)	2,055	1,870,941
4.00%, 03/15/33	4,760	4,459,713
5.15%, 09/15/34(a)	4,430	4,430,374
5.35%, 03/15/34(a)	3,170	3,227,371
Entergy Mississippi LLC, 5.00%, 09/01/33(a)	1,965	1,968,808
Entergy Texas Inc.
1.75%, 03/15/31(a)	3,978	3,369,898
5.25%, 04/15/35	2,975	2,989,796
Evergy Inc., 6.65%, 06/01/55(a)(c)	160	159,839
Evergy Kansas Central Inc., 5.90%, 11/15/33	2,055	2,170,121
Evergy Metro Inc.
4.95%, 04/15/33(a)	2,225	2,211,687
5.40%, 04/01/34	2,145	2,188,752
Series 2020, 2.25%, 06/01/30(a)	2,637	2,335,176
Evergy Missouri West Inc.
3.75%, 03/15/32(a)(b)	1,527	1,398,872
5.65%, 06/01/34(a)(b)	2,075	2,139,308
Eversource Energy
2.55%, 03/15/31(a)	2,595	2,263,333
3.38%, 03/01/32	4,300	3,837,656
5.13%, 05/15/33	5,025	4,977,083
5.50%, 01/01/34	4,150	4,180,796
5.85%, 04/15/31	4,725	4,910,582
5.95%, 07/15/34(a)	4,420	4,600,300
Series R, 1.65%, 08/15/30(a)	3,813	3,231,632
Exelon Corp.
3.35%, 03/15/32	3,827	3,454,497
4.05%, 04/15/30	7,534	7,285,065
5.13%, 03/15/31	3,105	3,142,351
5.30%, 03/15/33	5,396	5,495,945
5.45%, 03/15/34	4,088	4,177,487
7.60%, 04/01/32	2,305	2,625,474
FirstEnergy Corp., Series B, 2.25%, 09/01/30(a)	1,885	1,641,932
FirstEnergy Transmission LLC, 5.00%, 01/15/35	880	869,647
Florida Power & Light Co.
2.45%, 02/03/32	9,522	8,219,372
4.63%, 05/15/30(a)	3,492	3,512,934
4.80%, 05/15/33(a)	5,010	4,976,457
5.00%, 08/01/34	580	584,094
5.10%, 04/01/33(a)	4,823	4,888,408
5.30%, 06/15/34(a)	6,722	6,890,901
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.63%, 04/01/34(a)	$2,770	$2,911,356
5.95%, 10/01/33	1,120	1,195,748
Georgia Power Co.
4.55%, 03/15/30(a)	3,700	3,684,329
4.70%, 05/15/32	4,438	4,387,540
4.85%, 03/15/31	3,575	3,589,221
4.95%, 05/17/33(a)	6,420	6,382,688
5.20%, 03/15/35	3,575	3,599,251
5.25%, 03/15/34	5,645	5,712,696
Idaho Power Co., 5.20%, 08/15/34(a)	670	680,299
Indianapolis Power & Light Co., 5.65%, 12/01/32(a)(b)	2,440	2,524,054
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	10	8,851
Interstate Power & Light Co.
2.30%, 06/01/30	2,601	2,296,169
5.70%, 10/15/33	2,396	2,496,081
Interstate Power and Light Co., 4.95%, 09/30/34(a)	860	845,586
IPALCO Enterprises Inc.
4.25%, 05/01/30	2,936	2,810,176
5.75%, 04/01/34(a)	1,695	1,733,136
ITC Holdings Corp.
2.95%, 05/14/30(a)(b)	4,469	4,073,775
5.40%, 06/01/33(a)(b)	3,500	3,531,949
5.65%, 05/09/34(a)(b)	2,840	2,912,001
Jersey Central Power & Light Co.
2.75%, 03/01/32(a)(b)	3,569	3,087,972
5.10%, 01/15/35(a)(b)	3,410	3,386,353
Kentucky Power Co., 7.00%, 11/15/33(b)	2,325	2,512,528
Kentucky Utilities Co., 5.45%, 04/15/33	2,759	2,844,287
Liberty Utilities Co., 5.87%, 01/31/34(a)(b)	2,555	2,623,037
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	5,796	4,974,563
Louisville Gas & Electric Co., 5.45%, 04/15/33	2,770	2,847,997
Massachusetts Electric Co., 1.73%, 11/24/30(a)(b)	2,835	2,367,039
MidAmerican Energy Co.
5.35%, 01/15/34	2,735	2,814,407
6.75%, 12/30/31(a)	1,955	2,187,700
Minejesa Capital BV, 4.63%, 08/10/30(b)	4,215	4,129,336
Monongahela Power Co., 5.85%, 02/15/34(b)	3,008	3,126,193
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	3,849	3,623,229
5.35%, 05/01/34(b)	3,745	3,789,071
National Grid PLC
5.42%, 01/11/34	4,765	4,831,802
5.81%, 06/12/33	5,074	5,255,800
National Grid USA, 8.00%, 11/15/30(a)	705	807,629
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,573	2,107,694
1.65%, 06/15/31(a)	2,305	1,913,890
2.40%, 03/15/30	3,162	2,847,782
2.75%, 04/15/32	3,300	2,889,209
4.02%, 11/01/32(a)	3,480	3,291,479
4.15%, 12/15/32	2,640	2,517,605
5.00%, 02/07/31(a)	2,815	2,866,558
5.00%, 08/15/34	2,635	2,620,900
5.80%, 01/15/33(a)	4,200	4,414,893
Series C, 8.00%, 03/01/32	2,915	3,456,710
Security	Par (000)	Value
Electric (continued)
Nevada Power Co., Series DD, 2.40%, 05/01/30	$2,606	$2,344,871
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	3,140	2,649,464
5.30%, 08/15/34(b)	2,865	2,888,496
5.85%, 08/15/33(b)	1,540	1,608,865
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	11,137	9,806,618
2.44%, 01/15/32(a)	6,048	5,163,269
5.00%, 07/15/32(a)	6,330	6,331,670
5.05%, 02/28/33(a)	6,219	6,209,842
5.25%, 03/15/34	6,990	7,021,660
5.30%, 03/15/32	3,700	3,753,230
5.45%, 03/15/35	4,350	4,399,587
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)(c)	7,300	7,482,449
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	7,515	7,388,998
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	6,594	5,729,854
2.76%, 01/10/32(b)	2,435	2,096,849
4.28%, 10/01/34(b)	2,180	2,023,091
5.29%, 01/17/34(b)	3,270	3,263,261
Northern States Power Co./MN, 2.25%, 04/01/31	4,535	3,951,955
NRG Energy Inc., 7.00%, 03/15/33(b)	4,765	5,182,133
NSTAR Electric Co.
1.95%, 08/15/31(a)	1,909	1,612,140
3.95%, 04/01/30(a)	3,003	2,915,720
5.20%, 03/01/35	2,375	2,383,216
5.40%, 06/01/34(a)	3,805	3,901,511
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	109	112,747
Ohio Edison Co., 5.50%, 01/15/33(a)(b)	1,590	1,628,118
Ohio Power Co.
5.00%, 06/01/33	2,594	2,556,171
5.65%, 06/01/34	2,295	2,344,568
Series D, 6.60%, 03/01/33(a)	1,625	1,770,566
Series G, 6.60%, 02/15/33(a)	885	966,556
Series P, 2.60%, 04/01/30(a)	2,235	2,018,615
Series Q, 1.63%, 01/15/31	3,035	2,534,578
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	1,930	1,807,228
3.30%, 03/15/30	1,909	1,788,879
5.40%, 01/15/33	3,190	3,282,062
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30(a)	4,404	4,019,558
4.15%, 06/01/32	2,610	2,488,837
4.55%, 09/15/32	4,194	4,092,986
5.65%, 11/15/33	5,368	5,601,820
7.00%, 05/01/32	3,305	3,693,167
7.25%, 01/15/33(a)	1,985	2,289,037
Pacific Gas and Electric Co.
2.50%, 02/01/31	12,694	10,939,240
3.25%, 06/01/31	6,623	5,919,592
4.40%, 03/01/32	3,059	2,874,017
4.55%, 07/01/30	19,062	18,441,028
5.70%, 03/01/35	2,975	3,012,569
5.80%, 05/15/34(a)	7,010	7,136,386
5.90%, 06/15/32	3,809	3,905,839
6.15%, 01/15/33	4,875	5,059,036
6.40%, 06/15/33	7,415	7,830,034
6.95%, 03/15/34	5,138	5,616,136

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PacifiCorp
2.70%, 09/15/30	$2,517	$2,248,487
5.30%, 02/15/31(a)	4,330	4,403,693
5.45%, 02/15/34(a)	7,085	7,137,731
7.70%, 11/15/31(a)	1,625	1,879,959
PECO Energy Co., 4.90%, 06/15/33	3,760	3,756,185
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 06/30/30(b)	4,493	4,064,057
Potomac Electric Power Co., 5.20%, 03/15/34	2,495	2,520,734
PPL Capital Funding Inc.
4.13%, 04/15/30	2,325	2,249,677
5.25%, 09/01/34	1,620	1,618,331
PPL Electric Utilities Corp.
4.85%, 02/15/34	4,365	4,348,077
5.00%, 05/15/33	3,838	3,875,506
Progress Energy Inc.
7.00%, 10/30/31	2,495	2,797,920
7.75%, 03/01/31	4,032	4,620,069
Public Service Co. of Colorado
1.88%, 06/15/31(a)	4,841	4,082,910
4.10%, 06/01/32(a)	1,660	1,581,142
5.35%, 05/15/34	3,085	3,137,754
Series 35, 1.90%, 01/15/31	2,342	2,000,066
Public Service Co. of New Hampshire
5.35%, 10/01/33(a)	3,830	3,926,663
Series V, 2.20%, 06/15/31(a)	1,625	1,406,743
Public Service Co. of Oklahoma
5.20%, 01/15/35	3,450	3,411,135
5.25%, 01/15/33	2,995	3,008,645
Series J, 2.20%, 08/15/31(a)	3,435	2,925,603
Public Service Electric & Gas Co.
1.90%, 08/15/31(a)	2,818	2,392,154
3.10%, 03/15/32(a)	3,505	3,158,547
4.65%, 03/15/33(a)	3,095	3,067,167
4.85%, 08/01/34	2,970	2,951,442
4.90%, 12/15/32(a)	2,502	2,518,642
5.00%, 03/01/35	1,480	1,489,718
5.20%, 08/01/33	2,355	2,399,483
5.20%, 03/01/34(a)	3,165	3,230,466
Public Service Enterprise Group Inc.
1.60%, 08/15/30	3,600	3,057,997
2.45%, 11/15/31	4,780	4,111,742
5.45%, 04/01/34(a)	3,445	3,499,174
6.13%, 10/15/33	3,171	3,362,572
Puget Energy Inc.
4.10%, 06/15/30	3,507	3,344,525
4.22%, 03/15/32	2,915	2,718,252
Puget Sound Energy Inc., 5.33%, 06/15/34	2,835	2,887,335
RWE Finance U.S. LLC, 5.88%, 04/16/34(a)(b)	9,965	10,197,111
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30	5,241	4,442,091
Series XXX, 3.00%, 03/15/32	3,548	3,118,968
Sempra
5.50%, 08/01/33(a)	4,554	4,593,055
6.40%, 10/01/54, (5-year CMT + 2.632%)(c)	7,100	6,841,488
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(a)(b)	2,490	2,251,184
Southern California Edison Co.
2.25%, 06/01/30	3,501	3,058,668
2.75%, 02/01/32(a)	3,320	2,826,314
5.20%, 06/01/34	5,993	5,876,145
Security	Par (000)	Value
Electric (continued)
5.45%, 06/01/31(a)	$4,795	$4,860,933
5.45%, 03/01/35(a)	2,625	2,608,744
5.95%, 11/01/32(a)	4,800	4,934,788
6.00%, 01/15/34	1,745	1,804,842
Series G, 2.50%, 06/01/31	4,121	3,532,622
Southern Co. (The)
5.20%, 06/15/33	4,655	4,678,769
5.70%, 10/15/32(a)	3,180	3,318,213
5.70%, 03/15/34(a)	6,865	7,110,632
Series A, 3.70%, 04/30/30	6,141	5,841,328
Southwestern Electric Power Co., 5.30%, 04/01/33(a)	2,285	2,298,470
System Energy Resources Inc., 5.30%, 12/15/34	1,270	1,265,099
Tampa Electric Co., 2.40%, 03/15/31(a)	2,626	2,308,503
Three Gorges Finance I Cayman Islands Ltd., 2.15%, 09/22/30(b)	335	300,036
Tucson Electric Power Co.
1.50%, 08/01/30	3,969	3,359,012
3.25%, 05/15/32	1,501	1,349,149
5.20%, 09/15/34(a)	2,040	2,048,082
Union Electric Co.
2.15%, 03/15/32	3,450	2,910,066
2.95%, 03/15/30	2,924	2,701,013
5.20%, 04/01/34	3,550	3,594,959
Virginia Electric & Power Co.
2.30%, 11/15/31(a)	3,341	2,878,388
2.40%, 03/30/32(a)	3,810	3,260,715
5.00%, 04/01/33	4,820	4,786,426
5.00%, 01/15/34	3,305	3,271,556
5.05%, 08/15/34(a)	4,207	4,187,689
5.30%, 08/15/33	2,660	2,697,294
Vistra Operations Co. LLC
5.70%, 12/30/34(b)	2,700	2,713,182
6.00%, 04/15/34(a)(b)	3,250	3,329,341
6.95%, 10/15/33(a)(b)	6,660	7,257,002
WEC Energy Group Inc., 1.80%, 10/15/30	1,432	1,222,887
Wisconsin Electric Power Co.
4.60%, 10/01/34(a)	2,045	1,990,798
4.75%, 09/30/32(a)	4,880	4,880,182
5.63%, 05/15/33(a)	725	767,416
Wisconsin Power and Light Co.
1.95%, 09/16/31	3,180	2,679,825
3.95%, 09/01/32	4,432	4,183,430
4.95%, 04/01/33	2,791	2,773,984
5.38%, 03/30/34	2,395	2,440,541
Xcel Energy Inc.
2.35%, 11/15/31	2,093	1,762,741
3.40%, 06/01/30	3,778	3,519,555
4.60%, 06/01/32	4,265	4,134,595
5.45%, 08/15/33	5,140	5,189,484
5.50%, 03/15/34	5,200	5,252,992
		1,238,771,502
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	3,401	2,944,262
Emerson Electric Co.
1.95%, 10/15/30(a)	3,365	2,935,195
2.20%, 12/21/31(a)	6,494	5,584,399
5.00%, 03/15/35	1,390	1,402,988
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
6.00%, 08/15/32	$205	$222,088
		13,088,932
Electronics — 0.7%
Allegion U.S. Holding Co. Inc.
5.41%, 07/01/32(a)	3,843	3,913,302
5.60%, 05/29/34	2,935	2,989,700
Amphenol Corp.
2.20%, 09/15/31	5,020	4,302,795
5.00%, 01/15/35(a)	4,295	4,304,298
5.25%, 04/05/34(a)	4,085	4,161,165
Arrow Electronics Inc.
2.95%, 02/15/32(a)	3,393	2,933,015
5.88%, 04/10/34	3,375	3,434,565
Avnet Inc.
3.00%, 05/15/31	2,401	2,097,710
5.50%, 06/01/32(a)	2,155	2,162,402
Flex Ltd.
4.88%, 05/12/30(a)	4,161	4,136,794
5.25%, 01/15/32(a)	3,415	3,414,132
Honeywell International Inc.
1.75%, 09/01/31	9,586	8,027,117
1.95%, 06/01/30	6,247	5,494,486
4.50%, 01/15/34	6,464	6,268,340
4.75%, 02/01/32	4,180	4,183,879
4.95%, 09/01/31	3,455	3,511,275
5.00%, 02/15/33	6,816	6,884,302
Hubbell Inc., 2.30%, 03/15/31(a)	2,266	1,970,797
Jabil Inc., 3.00%, 01/15/31	3,870	3,465,793
Keysight Technologies Inc., 4.95%, 10/15/34(a)	3,130	3,077,383
TD SYNNEX Corp.
2.65%, 08/09/31	3,731	3,187,602
6.10%, 04/12/34	3,365	3,533,461
Trimble Inc., 6.10%, 03/15/33	5,183	5,469,413
Tyco Electronics Group SA, 2.50%, 02/04/32(a)	3,891	3,390,979
Vontier Corp., 2.95%, 04/01/31	3,895	3,391,159
		99,705,864
Engineering & Construction — 0.1%
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	3,955	4,242,866
Jacobs Engineering Group Inc., 5.90%, 03/01/33(a)	3,380	3,492,857
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(b)	6,340	6,101,100
Ste Transcore Holdings Inc., 3.75%, 05/05/32(b)	2,140	2,036,963
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	1,030	897,355
		16,771,141
Entertainment — 0.2%
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)(b)	4,395	3,929,197
Warnermedia Holdings Inc., 4.28%, 03/15/32(a)	31,183	28,012,635
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	705	628,200
3.88%, 07/15/30(b)	1,190	1,100,463
		33,670,495
Environmental Control — 0.6%
Republic Services Inc.
1.45%, 02/15/31(a)	4,317	3,587,498
1.75%, 02/15/32(a)	4,879	4,026,505
2.30%, 03/01/30(a)	3,400	3,052,476
Security	Par (000)	Value
Environmental Control (continued)
2.38%, 03/15/33	$4,500	$3,738,834
5.00%, 12/15/33	4,158	4,172,119
5.00%, 04/01/34(a)	5,260	5,261,896
5.20%, 11/15/34	2,890	2,934,548
Veralto Corp., 5.45%, 09/18/33(a)	4,438	4,558,342
Waste Connections Inc.
2.20%, 01/15/32(a)	4,157	3,510,721
3.20%, 06/01/32(a)	3,182	2,847,832
4.20%, 01/15/33	4,732	4,498,414
5.00%, 03/01/34	5,210	5,200,423
Waste Management Inc.
1.50%, 03/15/31(a)	6,491	5,433,686
4.15%, 04/15/32(a)	6,220	5,999,732
4.63%, 02/15/33(a)	3,219	3,185,434
4.65%, 03/15/30(a)	4,810	4,827,300
4.80%, 03/15/32(a)	5,725	5,739,245
4.88%, 02/15/34(a)	7,910	7,925,400
4.95%, 07/03/31(a)	4,734	4,812,846
4.95%, 03/15/35	8,700	8,707,368
		94,020,619
Food — 1.9%
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(a)(b)	2,395	2,544,985
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(a)(b)	2,995	2,710,504
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	4,761	4,222,527
Conagra Brands Inc., 8.25%, 09/15/30(a)	2,170	2,501,005
Delhaize America LLC, 9.00%, 04/15/31(a)	170	201,954
Flowers Foods Inc., 2.40%, 03/15/31	4,010	3,456,663
General Mills Inc.
2.25%, 10/14/31(a)	4,608	3,940,173
2.88%, 04/15/30	4,860	4,446,367
4.95%, 03/29/33(a)	6,540	6,504,171
5.25%, 01/30/35(a)	3,275	3,298,497
Gruma SAB de CV, 5.39%, 12/09/34(b)	2,045	2,024,141
Hershey Co. (The)
1.70%, 06/01/30	2,433	2,114,696
4.50%, 05/04/33	2,805	2,754,097
4.95%, 02/24/32	3,075	3,115,399
5.10%, 02/24/35(a)	2,975	3,022,179
Hormel Foods Corp., 1.80%, 06/11/30(a)	6,448	5,605,014
Ingredion Inc., 2.90%, 06/01/30(a)	4,000	3,657,420
J.M. Smucker Co. (The)
2.13%, 03/15/32(a)	2,865	2,380,664
2.38%, 03/15/30(a)	3,344	2,997,840
6.20%, 11/15/33(a)	6,500	6,958,678
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32(a)	6,803	5,845,591
3.63%, 01/15/32	6,415	5,772,467
3.75%, 12/01/31	3,352	3,045,637
5.75%, 04/01/33	10,419	10,590,726
6.75%, 03/15/34(a)	9,452	10,248,189
Kellanova
2.10%, 06/01/30(a)	3,398	3,014,541
5.25%, 03/01/33(a)	2,665	2,709,524
Series B, 7.45%, 04/01/31(a)	4,398	4,993,932
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	4,738	4,536,872
4.25%, 03/01/31(a)	3,299	3,203,128
5.20%, 03/15/32	2,975	3,015,781

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.40%, 03/15/35	$2,975	$3,020,326
6.75%, 03/15/32	2,417	2,669,385
Kroger Co. (The)
1.70%, 01/15/31(a)	3,345	2,819,814
2.20%, 05/01/30	3,267	2,898,418
5.00%, 09/15/34	12,465	12,294,454
7.50%, 04/01/31	2,905	3,295,149
Mars Inc.
1.63%, 07/16/32(a)(b)	4,450	3,598,380
3.20%, 04/01/30(a)(b)	4,552	4,252,924
3.60%, 04/01/34(b)	1,650	1,479,494
4.65%, 04/20/31(a)(b)	3,705	3,697,509
4.75%, 04/20/33(a)(b)	6,420	6,328,922
McCormick & Co. Inc./MD
1.85%, 02/15/31	3,302	2,790,794
2.50%, 04/15/30	3,364	3,022,612
4.70%, 10/15/34	3,335	3,198,412
4.95%, 04/15/33(a)	3,548	3,538,111
Mondelez International Inc.
1.50%, 02/04/31	3,272	2,735,251
1.88%, 10/15/32(a)	4,095	3,364,428
2.75%, 04/13/30	4,816	4,385,855
3.00%, 03/17/32	4,885	4,344,612
4.75%, 08/28/34(a)	3,210	3,145,396
6.50%, 11/01/31(a)	1,260	1,383,216
Nestle Capital Corp.
4.75%, 03/12/31(a)(b)	3,020	3,054,130
4.88%, 03/12/34(a)(b)	5,355	5,388,080
Nestle Holdings Inc.
1.25%, 09/15/30(a)(b)	6,320	5,346,214
1.88%, 09/14/31(a)(b)	6,340	5,407,569
4.30%, 10/01/32(a)(b)	8,023	7,858,589
4.85%, 03/14/33(a)(b)	4,278	4,328,309
4.95%, 03/14/30(a)(b)	1,415	1,445,351
5.00%, 09/12/30(a)(b)	3,180	3,272,310
5.00%, 09/12/33(a)(b)	2,650	2,707,252
Smithfield Foods Inc.
2.63%, 09/13/31(a)(b)	3,215	2,745,688
3.00%, 10/15/30(a)(b)	3,224	2,872,990
Sysco Corp.
2.45%, 12/14/31	3,757	3,239,859
5.10%, 09/23/30(a)	2,230	2,261,069
5.40%, 03/23/35(a)	3,000	3,048,420
5.95%, 04/01/30	6,069	6,372,703
6.00%, 01/17/34(a)	3,425	3,656,806
The Campbell's Co.
2.38%, 04/24/30	3,385	3,013,669
5.40%, 03/21/34(a)	6,065	6,166,906
Tyson Foods Inc.
4.88%, 08/15/34(a)	2,715	2,647,220
5.70%, 03/15/34(a)	5,810	5,981,154
		284,511,112
Food Service — 0.0%
Sodexo Inc., 2.72%, 04/16/31(b)	4,913	4,298,808
Forest Products & Paper — 0.2%
Georgia-Pacific LLC
2.30%, 04/30/30(b)	6,568	5,849,099
8.88%, 05/15/31	2,371	2,902,269
Inversiones CMPC SA
3.00%, 04/06/31(a)(b)	3,300	2,870,147
Security	Par (000)	Value
Forest Products & Paper (continued)
6.13%, 06/23/33(a)(b)	$1,950	$1,991,141
6.13%, 02/26/34(a)(b)	4,275	4,352,031
Suzano Austria GmbH
3.13%, 01/15/32	6,425	5,478,915
3.75%, 01/15/31	7,934	7,182,036
		30,625,638
Gas — 0.7%
APA Infrastructure Ltd., 5.13%, 09/16/34(a)(b)	1,770	1,745,767
Atmos Energy Corp.
1.50%, 01/15/31	3,661	3,071,399
5.45%, 10/15/32	1,864	1,944,885
5.90%, 11/15/33	4,889	5,190,056
Boston Gas Co.
3.76%, 03/16/32(b)	2,690	2,456,865
5.84%, 01/10/35(a)(b)	2,415	2,501,426
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32(a)(b)	2,745	2,665,801
6.39%, 09/15/33(b)	3,573	3,802,822
CenterPoint Energy Resources Corp.
1.75%, 10/01/30(a)	2,820	2,406,070
4.40%, 07/01/32	3,540	3,416,570
5.40%, 03/01/33	4,022	4,109,360
5.40%, 07/01/34	2,750	2,799,023
East Ohio Gas Co. (The), 2.00%, 06/15/30(a)(b)	2,676	2,338,847
ENN Energy Holdings Ltd., 2.63%, 09/17/30(a)(b)	860	775,048
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(a)(b)	2,145	2,072,775
7.85%, 11/09/33(a)(b)	915	1,021,274
KeySpan Gas East Corp., 5.99%, 03/06/33(a)(b)	3,390	3,505,783
Nakilat Inc., 6.07%, 12/31/33(a)(b)	1,948	2,013,743
National Fuel Gas Co.
2.95%, 03/01/31	3,940	3,460,384
5.95%, 03/15/35	1,410	1,444,343
NiSource Inc.
1.70%, 02/15/31	5,164	4,326,522
3.60%, 05/01/30	5,540	5,250,162
5.35%, 04/01/34(a)	4,210	4,264,352
5.40%, 06/30/33(a)	3,180	3,221,767
ONE Gas Inc.
2.00%, 05/15/30(a)	1,460	1,283,200
4.25%, 09/01/32	1,250	1,203,113
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,734	2,383,233
4.10%, 09/18/34(a)	1,380	1,261,917
5.10%, 02/15/35	110	109,437
5.40%, 06/15/33	2,646	2,693,870
Southern California Gas Co.
5.05%, 09/01/34	3,875	3,845,524
5.20%, 06/01/33(a)	3,331	3,354,769
Southern Co. Gas Capital Corp.
4.95%, 09/15/34(a)	3,000	2,946,771
5.15%, 09/15/32	3,670	3,689,850
5.75%, 09/15/33(a)	3,528	3,658,555
6.00%, 10/01/34	185	192,155
Series 2020-A, 1.75%, 01/15/31(a)	3,086	2,600,339
Southwest Gas Corp.
2.20%, 06/15/30	2,374	2,086,894
4.05%, 03/15/32	4,445	4,179,326
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Spire Missouri Inc.
4.80%, 02/15/33(a)	$1,785	$1,781,147
Series 2034, 5.15%, 08/15/34(a)	1,140	1,155,761
		108,230,905
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31	2,057	1,807,381
Regal Rexnord Corp., 6.40%, 04/15/33(a)	8,165	8,490,610
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	4,789	4,234,841
3.00%, 05/15/32	3,334	2,928,446
		17,461,278
Health Care - Products — 1.1%
Abbott Laboratories, 1.40%, 06/30/30(a)	4,330	3,728,603
Agilent Technologies Inc.
2.10%, 06/04/30	3,501	3,072,540
2.30%, 03/12/31	6,121	5,314,339
4.75%, 09/09/34(a)	3,215	3,131,620
Alcon Finance Corp.
2.60%, 05/27/30(b)	4,914	4,423,263
5.38%, 12/06/32(b)	4,758	4,867,121
Baxter International Inc.
1.73%, 04/01/31(a)	4,669	3,897,844
2.54%, 02/01/32(a)	10,045	8,625,670
3.95%, 04/01/30(a)	3,361	3,247,637
Boston Scientific Corp., 2.65%, 06/01/30	7,624	6,943,941
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	4,828	4,338,343
GE HealthCare Technologies Inc.
5.86%, 03/15/30(a)	7,795	8,150,322
5.91%, 11/22/32(a)	11,278	11,955,286
Medtronic Global Holdings SCA, 4.50%, 03/30/33	6,415	6,285,809
Revvity Inc.
2.25%, 09/15/31	3,629	3,061,332
2.55%, 03/15/31(a)	2,988	2,587,350
Smith & Nephew PLC
2.03%, 10/14/30(a)	6,560	5,636,714
5.40%, 03/20/34	3,100	3,123,460
Solventum Corp.
5.45%, 03/13/31	7,005	7,176,472
5.60%, 03/23/34	10,390	10,635,536
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31(a)	4,612	4,088,475
Stryker Corp.
1.95%, 06/15/30(a)	6,410	5,614,619
4.63%, 09/11/34(a)	3,025	2,957,640
5.20%, 02/10/35(a)	3,775	3,831,853
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	8,156	6,965,775
4.95%, 11/21/32(a)	4,118	4,172,829
4.98%, 08/10/30	5,040	5,126,097
5.09%, 08/10/33	6,205	6,303,323
5.20%, 01/31/34(a)	3,300	3,369,487
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	5,568	4,855,322
3.55%, 03/20/30(a)	1,863	1,751,597
5.20%, 09/15/34(a)	4,525	4,525,014
5.50%, 02/19/35	2,205	2,258,884
		166,024,117
Security	Par (000)	Value
Health Care - Services — 2.9%
Adventist Health System/West
5.43%, 03/01/32(a)	$1,580	$1,610,369
5.76%, 12/01/34	420	431,571
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30	420	372,957
Banner Health, 1.90%, 01/01/31(a)	1,466	1,256,875
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30(a)	2,210	1,892,811
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	3,100	2,943,703
Series 20-2, 2.10%, 06/01/31	2,765	2,364,855
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,265	1,948,494
Centene Corp.
2.50%, 03/01/31	14,133	11,936,138
2.63%, 08/01/31	8,308	7,000,018
3.00%, 10/15/30	13,828	12,092,889
Cigna Group (The)
2.38%, 03/15/31	9,789	8,523,402
2.40%, 03/15/30(a)	8,793	7,869,983
5.13%, 05/15/31(a)	5,000	5,070,423
5.25%, 02/15/34(a)	7,950	8,018,584
5.40%, 03/15/33(a)	5,358	5,472,990
CommonSpirit Health, 2.78%, 10/01/30	910	816,212
Elevance Health Inc.
2.25%, 05/15/30	7,327	6,497,982
2.55%, 03/15/31	6,944	6,118,791
4.10%, 05/15/32(a)	4,006	3,795,937
4.75%, 02/15/33(a)	6,495	6,367,728
4.95%, 11/01/31(a)	6,395	6,400,767
5.20%, 02/15/35	5,845	5,849,533
5.38%, 06/15/34	6,590	6,675,804
5.50%, 10/15/32(a)	4,444	4,586,521
5.95%, 12/15/34(a)	590	623,535
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31(a)(b)	5,510	4,676,857
3.00%, 12/01/31(a)(b)	3,130	2,698,081
HCA Inc.
2.38%, 07/15/31(a)	6,698	5,709,768
3.50%, 09/01/30	17,081	15,878,820
3.63%, 03/15/32(a)	12,609	11,412,642
5.45%, 04/01/31	9,540	9,712,906
5.45%, 09/15/34	6,316	6,294,441
5.50%, 03/01/32	5,720	5,798,979
5.50%, 06/01/33(a)	7,875	7,948,295
5.60%, 04/01/34(a)	8,893	8,970,477
5.75%, 03/01/35	8,375	8,525,916
7.50%, 11/06/33(a)	1,520	1,705,420
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	5,214	4,603,789
5.45%, 06/15/34(b)	4,850	4,940,761
Highmark Inc., 2.55%, 05/10/31(a)(b)	2,899	2,418,911
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(a)(b)	4,010	3,990,518
Humana Inc.
2.15%, 02/03/32	4,846	3,976,439
4.88%, 04/01/30(a)	3,459	3,445,071
5.38%, 04/15/31	7,895	7,962,701
5.88%, 03/01/33	4,626	4,746,288
5.95%, 03/15/34(a)	5,355	5,516,305

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
ICON Investments Six DAC, 6.00%, 05/08/34	$3,240	$3,344,087
Laboratory Corp. of America Holdings
2.70%, 06/01/31	3,985	3,506,828
4.35%, 04/01/30	3,570	3,500,242
4.55%, 04/01/32(a)	3,645	3,552,664
4.80%, 10/01/34(a)	4,845	4,709,341
OhioHealth Corp., 2.30%, 11/15/31(a)	2,075	1,804,037
Piedmont Healthcare Inc., 2.04%, 01/01/32(a)	2,095	1,754,589
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33(a)	3,943	4,020,693
Quest Diagnostics Inc.
2.80%, 06/30/31	4,438	3,950,297
2.95%, 06/30/30	5,172	4,745,157
5.00%, 12/15/34(a)	3,195	3,165,596
6.40%, 11/30/33(a)	4,853	5,303,084
Roche Holdings Inc.
2.08%, 12/13/31(b)	12,719	10,829,451
4.59%, 09/09/34(a)(b)	6,190	6,094,661
4.91%, 03/08/31(b)	4,915	5,005,680
4.99%, 03/08/34(a)(b)	7,790	7,883,386
5.49%, 11/13/30(a)(b)	8,113	8,496,823
5.59%, 11/13/33(b)	9,920	10,480,510
Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,460	1,376,060
Sutter Health
5.16%, 08/15/33	150	152,256
Series 20A, 2.29%, 08/15/30	3,385	2,993,508
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	8,216	7,211,977
2.30%, 05/15/31	9,680	8,416,615
4.20%, 05/15/32(a)	9,725	9,329,171
4.50%, 04/15/33	9,669	9,340,353
4.90%, 04/15/31(a)	6,585	6,647,294
4.95%, 01/15/32	9,645	9,681,390
5.00%, 04/15/34(a)	9,290	9,243,346
5.15%, 07/15/34(a)	12,485	12,573,923
5.35%, 02/15/33(a)	12,689	12,972,193
Universal Health Services Inc.
2.65%, 10/15/30(a)	5,109	4,468,869
2.65%, 01/15/32(a)	3,472	2,924,460
5.05%, 10/15/34(a)	2,525	2,397,727
UPMC, 5.04%, 05/15/33	1,555	1,565,794
		450,914,319
Holding Companies - Diversified — 0.3%
Ameren Corp., 5.38%, 03/15/35	2,075	2,077,746
Apollo Debt Solutions BDC
6.55%, 03/15/32(a)(b)	2,920	3,008,403
6.70%, 07/29/31(b)	5,550	5,811,121
Ares Capital Corp.
3.20%, 11/15/31(a)	4,629	4,057,951
Series ., 5.80%, 03/08/32	6,460	6,470,109
Ares Strategic Income Fund, 6.20%, 03/21/32(b)	4,800	4,852,932
Blackstone Private Credit Fund
5.25%, 04/01/30(a)(b)	70	69,106
6.00%, 01/29/32	4,100	4,093,821
6.00%, 11/22/34(a)(b)	4,440	4,378,287
6.25%, 01/25/31(a)	1,495	1,537,997
Blue Owl Credit Income Corp.
5.80%, 03/15/30(b)	2,970	2,961,476
6.65%, 03/15/31	4,115	4,264,412
Security	Par (000)	Value
Holding Companies - Diversified (continued)
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)(b)	$5,720	$5,744,314
HPS Corporate Lending Fund, 5.95%, 04/14/32(a)(b)	135	135,661
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	2,303	2,689,509
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	225	205,413
JAB Holdings BV, 2.20%, 11/23/30(a)(b)	1,028	870,186
Sixth Street Specialty Lending Inc., 5.63%, 08/15/30	25	25,041
		53,253,485
Home Builders — 0.1%
DR Horton Inc., 5.00%, 10/15/34(a)	3,540	3,498,972
MDC Holdings Inc., 2.50%, 01/15/31	2,329	2,024,730
NVR Inc., 3.00%, 05/15/30	5,809	5,301,955
PulteGroup Inc.
6.00%, 02/15/35	145	151,516
6.38%, 05/15/33(a)	2,790	2,997,055
7.88%, 06/15/32	2,145	2,479,516
		16,453,744
Home Furnishings — 0.1%
Panasonic Holdings Corp., 5.30%, 07/16/34(a)(b)	3,230	3,308,544
Whirlpool Corp.
2.40%, 05/15/31	2,620	2,201,578
4.70%, 05/14/32(a)	2,185	2,061,184
5.50%, 03/01/33(a)	2,020	1,990,439
5.75%, 03/01/34(a)	1,955	1,931,683
		11,493,428
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32(a)	3,449	2,889,267
2.65%, 04/30/30	3,228	2,915,029
5.75%, 03/15/33	2,385	2,472,561
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,893	2,490,382
5.60%, 11/15/32	3,771	3,937,090
Clorox Co. (The)
1.80%, 05/15/30	3,382	2,940,229
4.60%, 05/01/32(a)	4,245	4,190,507
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	4,127	3,557,445
3.10%, 03/26/30	4,817	4,521,069
4.50%, 02/16/33	2,350	2,332,478
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)(b)	3,215	2,789,524
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	55	56,088
		35,091,669
Insurance — 4.9%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	285	282,629
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	530	620,829
Aflac Inc., 3.60%, 04/01/30(a)	6,571	6,267,758
AIA Group Ltd.
3.38%, 04/07/30(a)(b)	6,577	6,243,845
4.95%, 04/04/33(a)(b)	4,298	4,358,154
5.38%, 04/05/34(a)(b)	5,140	5,270,732
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	$4,805	$5,293,708
Alleghany Corp., 3.63%, 05/15/30(a)	3,642	3,477,447
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.771%)(b)(c)	5,830	5,804,361
6.35%, 09/06/53, (5-year CMT + 3.232%)(b)(c)	3,730	3,897,074
Allstate Corp. (The)
1.45%, 12/15/30	4,338	3,610,193
5.25%, 03/30/33(a)	5,197	5,276,792
5.35%, 06/01/33(a)	1,490	1,515,247
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	1,758	1,798,926
American International Group Inc.
3.40%, 06/30/30(a)	2,787	2,604,991
3.88%, 01/15/35(a)	520	473,336
5.13%, 03/27/33	5,237	5,272,105
American National Group Inc., 6.14%, 06/13/32(a)(b)	800	813,400
Americo Life Inc., 3.45%, 04/15/31(a)(b)	2,614	2,256,120
AmFam Holdings Inc., 2.81%, 03/11/31(a)(b)	3,308	2,712,720
Aon Corp., 2.80%, 05/15/30	6,482	5,904,033
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	2,831	2,408,736
2.60%, 12/02/31(a)	3,643	3,173,345
5.00%, 09/12/32	3,617	3,636,303
5.35%, 02/28/33	5,178	5,273,115
Aon North America Inc.
5.30%, 03/01/31(a)	4,335	4,432,146
5.45%, 03/01/34(a)	11,085	11,339,258
Arch Capital Group Ltd., 7.35%, 05/01/34	1,925	2,214,638
Arthur J Gallagher & Co.
2.40%, 11/09/31	3,624	3,104,588
5.00%, 02/15/32	2,695	2,695,579
5.15%, 02/15/35(a)	2,850	2,836,638
5.45%, 07/15/34	3,318	3,373,652
5.50%, 03/02/33(a)	2,639	2,706,092
6.50%, 02/15/34	2,875	3,146,960
Ascot Group Ltd., 4.25%, 12/15/30(a)(b)	2,135	1,836,356
Assurant Inc.
2.65%, 01/15/32(a)	3,070	2,604,810
6.75%, 02/15/34(a)	1,570	1,723,404
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	3,922	3,538,717
Athene Global Funding
2.55%, 11/19/30(b)	4,243	3,712,811
2.65%, 10/04/31(b)	3,305	2,832,818
2.67%, 06/07/31(b)	3,649	3,165,986
5.32%, 11/13/31(b)	4,290	4,311,134
5.53%, 07/11/31(a)(b)	3,375	3,425,112
Athene Holding Ltd.
3.50%, 01/15/31(a)	3,404	3,156,658
5.88%, 01/15/34(a)	4,135	4,253,125
6.15%, 04/03/30(a)	3,394	3,576,683
6.63%, 10/15/54, (5-year CMT + 2.607%)(c)	2,870	2,874,916
6.65%, 02/01/33(a)	2,983	3,202,594
AXA SA, 8.60%, 12/15/30(a)	5,860	6,922,930
Belrose Funding Trust, 2.33%, 08/15/30(a)(b)	2,744	2,380,682
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	5,380	4,615,426
Security	Par (000)	Value
Insurance (continued)
2.88%, 03/15/32(a)	$6,808	$6,134,625
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	3,558	3,686,898
Brown & Brown Inc.
2.38%, 03/15/31	5,078	4,369,746
4.20%, 03/17/32	4,135	3,902,132
5.65%, 06/11/34	3,905	3,997,945
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	6,738	5,716,844
5.00%, 03/15/34(a)	9,965	10,003,607
Cincinnati Financial Corp., 6.13%, 11/01/34	1,820	1,936,396
CNA Financial Corp.
2.05%, 08/15/30(a)	3,730	3,243,424
5.13%, 02/15/34	3,485	3,467,733
5.50%, 06/15/33(a)	3,465	3,542,902
CNO Financial Group Inc., 6.45%, 06/15/34(a)	4,575	4,842,201
Corebridge Financial Inc.
3.90%, 04/05/32	9,650	8,968,278
5.75%, 01/15/34(a)	4,840	5,020,555
6.05%, 09/15/33(a)	3,260	3,428,610
6.38%, 09/15/54, (5-year CMT + 2.646%)(a)(c)	2,435	2,431,793
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (b)(c)(d)	10,165	10,397,992
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	1,345	1,178,126
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	3,062	2,589,429
Enstar Group Ltd., 3.10%, 09/01/31	3,988	3,460,387
Equitable Financial Life Global Funding, 1.75%, 11/15/30(a)(b)	2,642	2,230,828
Equitable Holdings Inc., 5.59%, 01/11/33(a)	3,610	3,717,551
F&G Annuities & Life Inc., 6.25%, 10/04/34	3,395	3,390,745
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	3,920	3,566,918
4.63%, 04/29/30	4,511	4,446,847
5.63%, 08/16/32(a)	4,741	4,870,014
6.00%, 12/07/33	4,645	4,860,630
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.005%)(a)(b)(c)	600	579,816
Farmers Exchange Capital III, 5.45%, 10/15/54(b)(c)	2,530	2,310,226
Fidelity National Financial Inc.
2.45%, 03/15/31(a)	4,683	4,052,062
3.40%, 06/15/30(a)	4,581	4,230,933
First American Financial Corp.
2.40%, 08/15/31(a)	4,675	3,934,230
4.00%, 05/15/30	3,232	3,065,987
5.45%, 09/30/34	3,000	2,974,336
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	9,443	8,596,050
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	5,460	5,652,753
GA Global Funding Trust
2.90%, 01/06/32(b)	3,790	3,277,648
5.20%, 12/09/31(a)(b)	2,380	2,370,619
5.90%, 01/13/35(a)(b)	570	583,810
Global Atlantic Fin Co.
3.13%, 06/15/31(a)(b)	4,438	3,912,666
7.95%, 06/15/33(a)(b)	4,282	4,848,793
Globe Life Inc.
2.15%, 08/15/30	3,066	2,643,152
4.80%, 06/15/32(a)	3,280	3,233,735

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.85%, 09/15/34(a)	$3,025	$3,105,596
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	2,494	2,191,537
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	3,495	3,556,859
Jackson Financial Inc.
3.13%, 11/23/31	3,900	3,417,653
5.67%, 06/08/32(a)	2,665	2,721,212
Kemper Corp.
2.40%, 09/30/30	2,898	2,509,764
3.80%, 02/23/32	2,895	2,610,182
Lincoln National Corp.
3.40%, 01/15/31(a)	2,903	2,674,396
3.40%, 03/01/32(a)	1,150	1,033,404
5.85%, 03/15/34	1,640	1,702,742
Loews Corp.
3.20%, 05/15/30	3,672	3,428,079
6.00%, 02/01/35	105	113,815
Manulife Financial Corp., 3.70%, 03/16/32(a)	6,220	5,809,413
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	5,453	4,804,647
2.38%, 12/15/31(a)	3,594	3,085,934
4.65%, 03/15/30	8,975	8,958,689
4.85%, 11/15/31	9,995	10,025,951
5.00%, 03/15/35	16,715	16,636,944
5.15%, 03/15/34(a)	3,222	3,265,130
5.40%, 09/15/33(a)	3,875	4,000,089
5.75%, 11/01/32(a)	3,252	3,427,315
5.88%, 08/01/33	2,015	2,146,073
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	4,031	3,428,583
2.15%, 03/09/31(a)(b)	3,835	3,337,496
4.35%, 09/17/31(a)(b)	2,650	2,601,855
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.033%)(b)(c)	10,710	10,734,258
MetLife Inc.
4.55%, 03/23/30(a)	6,139	6,134,322
5.30%, 12/15/34(a)	4,130	4,206,827
5.38%, 07/15/33(a)	6,300	6,497,553
6.38%, 06/15/34(a)	5,185	5,711,491
6.50%, 12/15/32(a)	3,299	3,659,912
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	4,963	4,169,854
2.40%, 01/11/32(a)(b)	5,155	4,418,053
2.95%, 04/09/30(a)(b)	6,298	5,802,635
5.05%, 01/08/34(a)(b)	3,565	3,582,257
5.15%, 03/28/33(a)(b)	6,303	6,361,746
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(c)	8,470	8,670,997
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(b)	360	406,267
8.25%, 12/01/31(a)(b)	2,185	2,509,935
New York Life Global Funding
1.20%, 08/07/30(a)(b)	4,612	3,872,886
1.85%, 08/01/31(a)(b)	4,030	3,419,533
4.55%, 01/28/33(b)	6,735	6,565,137
5.00%, 01/09/34(a)(b)	6,460	6,513,758
5.35%, 01/23/35(b)	2,340	2,405,040
New York Life Insurance Co., 5.88%, 05/15/33(b)	6,420	6,776,972
Security	Par (000)	Value
Insurance (continued)
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(b)(c)	$10,248	$8,858,107
2.90%, 09/16/51, (5-year CMT + 2.600%)(a)(b)(c)	6,015	5,171,998
5.95%, 04/16/54, (5-year CMT + 2.590%)(b)(c)	7,650	7,834,286
6.25%, 09/13/53, (5-year CMT + 2.954%)(b)(c)	4,785	5,002,841
Northwestern Mutual Global Funding, 5.16%, 05/28/31(b)	4,530	4,633,451
Old Republic International Corp., 5.75%, 03/28/34	2,735	2,806,548
Pacific Life Global Funding II, 2.45%, 01/11/32(a)(b)	2,340	1,978,991
Pacific LifeCorp., 6.60%, 09/15/33(a)(b)	1,400	1,530,198
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(c)	3,205	2,970,406
Pricoa Global Funding I, 4.65%, 08/27/31(b)	3,040	3,004,538
Primerica Inc., 2.80%, 11/19/31(a)	4,173	3,632,383
Principal Financial Group Inc.
2.13%, 06/15/30	4,221	3,710,201
5.38%, 03/15/33	3,055	3,125,032
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	3,265	2,757,438
1.63%, 11/19/30(a)(b)	2,080	1,751,317
Progressive Corp. (The)
3.00%, 03/15/32	3,673	3,285,573
3.20%, 03/26/30	3,570	3,354,649
4.95%, 06/15/33	3,648	3,676,686
6.25%, 12/01/32	2,170	2,371,269
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	4,117	3,543,188
5.43%, 01/14/32(b)	2,975	3,047,404
Prudential Financial Inc.
2.10%, 03/10/30(a)	950	849,410
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)(c)	4,869	4,372,127
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)(c)	6,085	5,791,730
5.75%, 07/15/33(a)	2,550	2,704,856
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	7,268	7,265,687
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)(c)	5,345	5,475,835
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	3,055	3,185,858
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	6,676	6,202,072
3.63%, 03/24/32(a)	2,867	2,657,553
Reinsurance Group of America Inc.
3.15%, 06/15/30(a)	4,329	3,986,893
5.75%, 09/15/34	3,845	3,945,490
6.00%, 09/15/33(a)	2,955	3,081,687
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	5,136	5,258,023
5.80%, 04/01/35	1,675	1,724,528
RGA Global Funding
5.05%, 12/06/31(b)	2,800	2,804,536
5.50%, 01/11/31(a)(b)	4,250	4,380,023
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	5,677	5,046,756
4.75%, 04/08/32(a)(b)	2,720	2,541,433
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.88%, 04/15/34(b)	$4,725	$5,055,068
SBL Holdings Inc.
5.00%, 02/18/31(a)(b)	3,760	3,440,553
7.20%, 10/30/34(a)(b)	3,955	3,917,451
Sompo International Holdings Ltd., 7.00%, 07/15/34	190	212,711
Stewart Information Services Corp., 3.60%, 11/15/31	3,110	2,774,487
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(a)(b)(c)	4,310	3,850,679
5.88%, (5-year CMT + 2.841%)(b)(c)(d)	6,015	6,033,616
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.813%)(a)(b)(c)	3,145	3,196,603
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,843	3,163,178
Trustage Financial Group Inc., 4.63%, 04/15/32(a)(b)	1,665	1,558,957
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	1,015	1,046,898
Willis North America Inc., 5.35%, 05/15/33	5,225	5,288,859
		749,772,436
Internet — 1.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	9,560	8,326,279
4.50%, 11/28/34	4,410	4,241,084
Alphabet Inc., 1.10%, 08/15/30(a)	13,971	11,835,239
Amazon.com Inc.
1.50%, 06/03/30	12,486	10,808,636
2.10%, 05/12/31	18,942	16,535,863
3.60%, 04/13/32	15,644	14,737,974
4.70%, 12/01/32	14,129	14,276,085
4.80%, 12/05/34(a)	3,395	3,436,618
Baidu Inc.
2.38%, 10/09/30(a)	1,250	1,109,628
2.38%, 08/23/31(a)	2,560	2,228,548
3.43%, 04/07/30	2,295	2,165,431
Booking Holdings Inc., 4.63%, 04/13/30	9,423	9,445,748
eBay Inc.
2.60%, 05/10/31	5,292	4,667,132
2.70%, 03/11/30(a)	6,048	5,498,993
6.30%, 11/22/32	2,870	3,111,898
Expedia Group Inc.
2.95%, 03/15/31(a)	3,606	3,244,396
5.40%, 02/15/35(a)	4,505	4,562,060
Meituan, 3.05%, 10/28/30(a)(b)	6,695	6,111,424
Meta Platforms Inc.
3.85%, 08/15/32	18,573	17,583,414
4.55%, 08/15/31(a)	6,345	6,359,933
4.75%, 08/15/34	15,536	15,470,421
4.80%, 05/15/30(a)	6,493	6,625,164
4.95%, 05/15/33	11,352	11,533,993
Netflix Inc.
4.88%, 06/15/30(b)	6,616	6,685,633
4.90%, 08/15/34(a)	4,145	4,151,723
Prosus NV
3.06%, 07/13/31(a)(b)	11,055	9,475,727
4.19%, 01/19/32(b)	6,550	5,978,812
Tencent Holdings Ltd.
2.39%, 06/03/30(b)	11,555	10,361,192
Security	Par (000)	Value
Internet (continued)
2.88%, 04/22/31(a)(b)	$3,690	$3,342,048
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	3,923	3,402,176
Uber Technologies Inc., 4.80%, 09/15/34(a)	9,350	9,115,409
VeriSign Inc., 2.70%, 06/15/31	5,350	4,673,765
Weibo Corp., 3.38%, 07/08/30(a)	5,138	4,751,198
		245,853,644
Iron & Steel — 0.3%
ArcelorMittal SA
6.00%, 06/17/34(a)	3,200	3,314,665
6.80%, 11/29/32(a)	6,538	7,081,497
Nucor Corp.
2.70%, 06/01/30	4,148	3,783,118
3.13%, 04/01/32(a)	4,012	3,604,821
POSCO, 5.88%, 01/17/33(b)	285	299,708
Reliance Inc., 2.15%, 08/15/30	4,187	3,649,064
Steel Dynamics Inc.
3.25%, 01/15/31	3,571	3,284,025
3.45%, 04/15/30	4,265	4,019,100
5.38%, 08/15/34(a)	3,935	3,989,227
Vale Overseas Ltd.
3.75%, 07/08/30(a)	8,182	7,602,848
6.13%, 06/12/33(a)	8,455	8,714,481
8.25%, 01/17/34	2,490	2,970,291
		52,312,845
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31(a)	3,910	3,258,209
4.40%, 09/15/32(a)	3,190	2,953,557
		6,211,766
Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 01/15/31(a)	3,182	2,929,554
5.85%, 08/01/34	3,895	3,956,375
Hyatt Hotels Corp.
5.38%, 12/15/31	3,370	3,398,546
5.50%, 06/30/34(a)	2,415	2,406,462
5.75%, 04/23/30(a)	3,012	3,100,437
Las Vegas Sands Corp., 6.20%, 08/15/34(a)	2,885	2,961,251
Marriott International Inc./MD
4.50%, 10/01/34	905	851,455
4.80%, 03/15/30	655	654,644
5.10%, 04/15/32(a)	3,055	3,065,728
5.30%, 05/15/34	6,290	6,336,485
Series FF, 4.63%, 06/15/30(a)	6,420	6,375,059
Series GG, 3.50%, 10/15/32	6,485	5,818,300
Series HH, 2.85%, 04/15/31	7,418	6,604,746
Series II, 2.75%, 10/15/33(a)	4,571	3,828,128
Sands China Ltd.
3.25%, 08/08/31	4,250	3,703,438
4.38%, 06/18/30	4,609	4,371,549
		60,362,157
Machinery — 0.8%
AGCO Corp., 5.80%, 03/21/34(a)	4,655	4,733,550
Caterpillar Inc.
1.90%, 03/12/31(a)	3,313	2,881,676
2.60%, 04/09/30(a)	5,034	4,619,989
Deere & Co.
3.10%, 04/15/30	4,532	4,248,180
5.45%, 01/16/35(a)	7,815	8,129,932

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
7.13%, 03/03/31(a)	$1,555	$1,767,611
8.10%, 05/15/30(a)	1,060	1,233,068
Flowserve Corp.
2.80%, 01/15/32	3,349	2,896,044
3.50%, 10/01/30	3,369	3,126,203
IDEX Corp.
2.63%, 06/15/31	3,678	3,217,091
3.00%, 05/01/30	3,261	2,974,781
Ingersoll Rand Inc.
5.31%, 06/15/31	3,525	3,609,673
5.45%, 06/15/34(a)	5,095	5,197,076
5.70%, 08/14/33	6,315	6,561,299
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,803	3,218,711
2.00%, 06/17/31(a)	3,718	3,195,568
3.90%, 06/07/32(a)	3,131	2,970,280
4.35%, 09/15/32(a)	3,824	3,725,622
4.40%, 09/08/31(a)	7,480	7,386,541
4.70%, 06/10/30(a)	6,275	6,338,826
4.90%, 03/07/31	5,355	5,438,806
5.10%, 04/11/34	6,395	6,483,545
5.15%, 09/08/33(a)	6,255	6,402,186
Series 1, 5.05%, 06/12/34	5,170	5,248,591
Nordson Corp., 5.80%, 09/15/33	3,200	3,360,107
nVent Finance SARL
2.75%, 11/15/31(a)	2,105	1,810,372
5.65%, 05/15/33(a)	2,846	2,884,815
Oshkosh Corp., 3.10%, 03/01/30	2,055	1,901,508
Otis Worldwide Corp., 5.13%, 11/19/31	2,364	2,395,801
Rockwell Automation Inc., 1.75%, 08/15/31(a)	3,166	2,664,248
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	3,265	3,354,857
Xylem Inc./New York, 2.25%, 01/30/31(a)	5,098	4,449,132
		128,425,689
Manufacturing — 0.4%
3M Co., 3.05%, 04/15/30	3,801	3,549,376
Carlisle Companies Inc.
2.20%, 03/01/32(a)	3,705	3,098,520
2.75%, 03/01/30(a)	3,504	3,186,186
Eaton Corp.
4.00%, 11/02/32(a)	4,225	4,013,607
4.15%, 03/15/33(a)	8,215	7,864,382
Parker-Hannifin Corp., 4.20%, 11/21/34(a)	445	422,384
Pentair Finance SARL, 5.90%, 07/15/32	2,540	2,648,951
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(a)(b)	10,982	9,533,434
Teledyne Technologies Inc., 2.75%, 04/01/31	6,670	5,931,780
Textron Inc.
2.45%, 03/15/31(a)	3,558	3,091,724
3.00%, 06/01/30	4,178	3,813,947
5.50%, 05/15/35(a)	4,020	4,049,180
6.10%, 11/15/33	2,505	2,659,317
		53,862,788
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	7,101	5,761,330
2.80%, 04/01/31	10,629	9,209,581
4.40%, 04/01/33	6,535	5,952,242
Security	Par (000)	Value
Media (continued)
6.55%, 06/01/34	$9,484	$9,829,175
6.65%, 02/01/34	5,725	5,964,416
Comcast Corp.
1.50%, 02/15/31(a)	10,788	9,000,811
1.95%, 01/15/31	10,163	8,708,588
3.40%, 04/01/30	10,153	9,571,879
4.20%, 08/15/34(a)	5,721	5,340,082
4.25%, 10/15/30(a)	10,336	10,125,037
4.25%, 01/15/33	10,632	10,098,369
4.65%, 02/15/33	7,466	7,307,100
4.80%, 05/15/33	6,513	6,419,655
5.30%, 06/01/34(a)	8,245	8,381,907
5.50%, 11/15/32	6,289	6,530,777
7.05%, 03/15/33(a)	5,033	5,703,857
Cox Communications Inc.
1.80%, 10/01/30(a)(b)	5,022	4,215,964
2.60%, 06/15/31(b)	4,222	3,630,303
5.45%, 09/01/34(a)(b)	5,005	4,924,796
5.70%, 06/15/33(a)(b)	4,166	4,198,547
Discovery Communications LLC, 3.63%, 05/15/30	6,636	6,028,936
FactSet Research Systems Inc., 3.45%, 03/01/32(a)	3,463	3,112,756
Fox Corp.
3.50%, 04/08/30	4,213	3,974,588
6.50%, 10/13/33	8,636	9,269,096
Grupo Televisa SAB, 8.50%, 03/11/32(a)	1,760	1,951,338
News Corp., 5.13%, 02/15/32(a)(b)	220	212,690
Paramount Global
4.20%, 05/19/32	5,550	5,013,026
4.95%, 01/15/31	6,048	5,830,432
5.50%, 05/15/33(a)	910	883,439
7.88%, 07/30/30	5,135	5,661,715
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,920	6,812,326
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	3,509	3,989,589
Videotron Ltd., 5.70%, 01/15/35(a)(b)	4,275	4,294,849
Walt Disney Co. (The)
2.65%, 01/13/31	16,089	14,478,436
3.80%, 03/22/30	8,050	7,789,315
6.20%, 12/15/34(a)	3,380	3,730,387
6.55%, 03/15/33(a)	2,600	2,897,344
		226,804,678
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.13%, 04/01/32	2,385	2,228,836
Mining — 1.4%
Anglo American Capital PLC
2.63%, 09/10/30(b)	6,569	5,838,084
2.88%, 03/17/31(b)	3,489	3,100,122
5.50%, 05/02/33(a)(b)	5,775	5,849,604
5.63%, 04/01/30(b)	4,845	4,976,381
5.75%, 04/05/34(b)	6,330	6,509,585
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	4,835	4,429,171
Antofagasta PLC
2.38%, 10/14/30(a)(b)	3,320	2,856,676
5.63%, 05/13/32(a)(b)	1,140	1,145,979
6.25%, 05/02/34(b)	4,614	4,780,999
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	$4,695	$4,692,208
5.13%, 02/21/32(a)	5,070	5,135,519
5.25%, 09/08/30	6,462	6,649,299
5.25%, 09/08/33	9,190	9,372,139
5.30%, 02/21/35	7,015	7,127,290
Corp. Nacional del Cobre de Chile
3.75%, 01/15/31(a)(b)	6,785	6,206,009
5.13%, 02/02/33(a)(b)	6,615	6,394,261
5.95%, 01/08/34(a)(b)	6,307	6,399,116
6.33%, 01/13/35(b)	4,550	4,695,327
Freeport Indonesia PT, 5.32%, 04/14/32(b)	10,705	10,678,415
Freeport-McMoRan Inc.
4.25%, 03/01/30	1,731	1,669,070
4.63%, 08/01/30	4,350	4,265,641
5.40%, 11/14/34(a)	4,040	4,068,672
Glencore Funding LLC
2.50%, 09/01/30(a)(b)	6,785	5,993,563
2.63%, 09/23/31(a)(b)	4,870	4,201,544
2.85%, 04/27/31(b)	4,087	3,611,461
5.63%, 04/04/34(b)	7,750	7,859,473
5.70%, 05/08/33(a)(b)	3,153	3,248,098
6.38%, 10/06/30(a)(b)	5,260	5,607,994
6.50%, 10/06/33(b)	6,215	6,695,720
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(b)	8,326	8,433,239
Kinross Gold Corp., 6.25%, 07/15/33(a)	3,196	3,385,423
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(a)(b)	3,221	3,108,427
Newmont Corp.
2.25%, 10/01/30	5,812	5,117,979
2.60%, 07/15/32(a)	5,686	4,932,619
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30(a)	4,282	4,008,450
5.35%, 03/15/34(a)	5,560	5,671,684
Nexa Resources SA, 6.75%, 04/09/34(a)(b)	3,755	3,913,837
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	4,185	4,365,221
Rio Tinto Alcan Inc.
6.13%, 12/15/33	4,368	4,687,631
7.25%, 03/15/31(a)	2,992	3,350,449
Rio Tinto Finance USA PLC, 5.00%, 03/09/33(a)	4,447	4,493,360
South32 Treasury Ltd., 4.35%, 04/14/32(a)(b)	4,652	4,355,885
Vale Canada Ltd., 7.20%, 09/15/32	854	926,935
Yamana Gold Inc., 2.63%, 08/15/31	3,833	3,296,553
		218,105,112
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	6,811	6,155,492
5.55%, 08/22/34	1,935	1,925,964
		8,081,456
Oil & Gas — 4.4%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34(a)(b)	6,165	5,915,872
Aker BP ASA
3.10%, 07/15/31(b)	7,339	6,464,332
4.00%, 01/15/31(a)(b)	5,090	4,774,828
5.13%, 10/01/34(a)(b)	5,170	4,958,918
6.00%, 06/13/33(b)	6,804	6,971,258
APA Corp., 6.10%, 02/15/35(a)(b)	1,675	1,694,128
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets America Inc.
1.75%, 08/10/30	$6,932	$5,983,044
2.72%, 01/12/32	12,990	11,386,743
3.63%, 04/06/30	8,299	7,905,461
4.81%, 02/13/33	14,380	14,195,020
4.89%, 09/11/33	9,713	9,592,006
4.99%, 04/10/34	6,605	6,570,190
5.23%, 11/17/34	12,260	12,371,562
BP Capital Markets PLC
4.88%, (5-year CMT + 4.398%)(a)(c)(d)	12,921	12,406,836
6.45%, (5-year CMT + 2.153%)(a)(c)(d)	6,340	6,475,657
Burlington Resources LLC, 7.20%, 08/15/31(a)	3,248	3,678,350
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	3,528	3,184,078
5.40%, 12/15/34(a)(b)	4,835	4,810,537
5.85%, 02/01/35(a)	5	5,100
6.45%, 06/30/33	2,250	2,402,717
7.20%, 01/15/32	3,284	3,634,042
Cenovus Energy Inc., 2.65%, 01/15/32(a)	3,705	3,141,552
Chevron Corp., 2.24%, 05/11/30	9,576	8,566,842
Chevron USA Inc.
4.82%, 04/15/32	4,050	4,082,757
4.98%, 04/15/35	4,050	4,083,943
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	106,335
ConocoPhillips Co.
4.85%, 01/15/32(a)	4,712	4,707,175
5.00%, 01/15/35	8,405	8,358,006
5.05%, 09/15/33(a)	6,905	6,958,662
5.90%, 10/15/32(a)	3,720	3,969,489
Continental Resources Inc./OK
2.88%, 04/01/32(b)	5,485	4,606,757
5.75%, 01/15/31(a)(b)	10,018	10,166,572
Coterra Energy Inc.
5.40%, 02/15/35	310	307,046
5.60%, 03/15/34(a)	3,715	3,762,410
Devon Energy Corp.
5.20%, 09/15/34(a)	8,270	8,037,005
7.88%, 09/30/31(a)	4,135	4,745,078
7.95%, 04/15/32(a)	2,771	3,182,691
Diamondback Energy Inc.
3.13%, 03/24/31	5,628	5,098,735
5.40%, 04/18/34	8,490	8,536,065
6.25%, 03/15/33(a)	7,328	7,764,418
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	2,620	2,280,927
5.95%, 07/30/34(b)	1,770	1,779,131
6.15%, 05/10/33(b)	4,755	4,835,260
Eni SpA, 5.50%, 05/15/34(a)(b)	6,280	6,350,661
EOG Resources Inc., 4.38%, 04/15/30	4,825	4,774,131
EQT Corp.
3.63%, 05/15/31(a)(b)	3,738	3,420,276
5.75%, 02/01/34(a)	5,255	5,370,792
Equinor ASA
2.38%, 05/22/30	3,401	3,056,114
3.13%, 04/06/30(a)	8,943	8,377,067
Expand Energy Corp.
4.75%, 02/01/32	6,740	6,389,903
5.70%, 01/15/35	4,820	4,858,661
Exxon Mobil Corp.
2.61%, 10/15/30(a)	13,490	12,226,826
3.48%, 03/19/30	12,335	11,824,658

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Helmerich & Payne Inc.
2.90%, 09/29/31(a)	$4,300	$3,664,931
5.50%, 12/01/34(a)(b)	3,640	3,499,570
Hess Corp.
7.13%, 03/15/33	3,920	4,442,579
7.30%, 08/15/31(a)	4,609	5,221,655
HF Sinclair Corp.
4.50%, 10/01/30	2,424	2,328,032
5.75%, 01/15/31(a)	2,170	2,207,819
6.25%, 01/15/35(a)	4,100	4,186,054
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	380	421,807
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	5,195	4,390,284
5.38%, 04/24/30(b)	6,725	6,644,515
Occidental Petroleum Corp.
5.38%, 01/01/32	6,425	6,377,566
5.55%, 10/01/34(a)	7,410	7,316,304
6.13%, 01/01/31	7,375	7,654,631
6.63%, 09/01/30	9,042	9,555,694
7.50%, 05/01/31(a)	5,575	6,176,587
7.88%, 09/15/31	3,248	3,663,916
8.88%, 07/15/30	6,283	7,242,753
ORLEN SA, 6.00%, 01/30/35(b)	5,035	5,123,342
Ovintiv Inc.
6.25%, 07/15/33(a)	4,395	4,584,507
6.50%, 08/15/34(a)	3,495	3,694,652
7.20%, 11/01/31(a)	2,595	2,840,025
7.38%, 11/01/31	3,545	3,912,837
8.13%, 09/15/30(a)	2,220	2,516,831
Patterson-UTI Energy Inc., 7.15%, 10/01/33(a)	3,030	3,214,104
Pertamina Persero PT
2.30%, 02/09/31(b)	6,600	5,663,778
3.10%, 08/27/30(a)(b)	6,445	5,865,842
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	10,885	9,306,641
3.50%, 04/21/30(b)	16,814	15,836,661
Phillips 66
2.15%, 12/15/30	5,779	5,010,188
4.65%, 11/15/34	5,180	4,933,279
Phillips 66 Co.
5.25%, 06/15/31	8,445	8,583,903
5.30%, 06/30/33(a)	6,158	6,210,411
Pioneer Natural Resources Co.
1.90%, 08/15/30	6,344	5,524,820
2.15%, 01/15/31	5,309	4,623,536
Qatar Energy, 2.25%, 07/12/31(b)	21,350	18,353,549
Raizen Fuels Finance SA
5.70%, 01/17/35(b)	4,085	3,862,368
6.45%, 03/05/34(b)	8,495	8,540,338
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	9,980	8,725,453
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	19,995	17,536,615
4.75%, 10/02/34(a)(b)	8,440	8,283,303
Santos Finance Ltd.
3.65%, 04/29/31(b)	6,949	6,318,393
6.88%, 09/19/33(a)(b)	5,870	6,358,137
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)(b)	14,750	12,800,640
5.25%, 07/17/34(b)	10,400	10,446,020
Shell Finance U.S. Inc., 2.75%, 04/06/30(a)	10,062	9,233,555
Security	Par (000)	Value
Oil & Gas (continued)
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	$8,625	$7,732,236
2.70%, 05/13/30(a)(b)	9,785	9,102,564
Suncor Energy Inc.
5.95%, 12/01/34	2,855	2,965,432
7.15%, 02/01/32	3,795	4,183,779
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)(b)	3,998	3,478,052
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(a)(b)	2,698	2,346,244
TotalEnergies Capital SA
4.72%, 09/10/34(a)	5,220	5,126,852
5.15%, 04/05/34(a)	8,250	8,347,187
Valero Energy Corp.
2.80%, 12/01/31(a)	3,590	3,137,037
7.50%, 04/15/32	5,090	5,791,942
Var Energi ASA, 8.00%, 11/15/32(a)(b)	6,483	7,362,729
Woodside Finance Ltd., 5.10%, 09/12/34	7,345	7,202,115
		670,781,218
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30(a)	3,386	3,369,359
Halliburton Co., 2.92%, 03/01/30(a)	4,375	4,024,073
Schlumberger Investment SA
2.65%, 06/26/30(a)	7,105	6,471,684
4.85%, 05/15/33(a)	2,705	2,695,399
5.00%, 06/01/34(a)	3,075	3,075,212
		19,635,727
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 5.63%, 05/26/33(a)	3,390	3,506,356
Amcor Flexibles North America Inc.
2.63%, 06/19/30(a)	3,268	2,922,343
2.69%, 05/25/31	5,228	4,607,422
AptarGroup Inc., 3.60%, 03/15/32	2,275	2,078,408
Berry Global Inc.
5.65%, 01/15/34	5,285	5,450,689
5.80%, 06/15/31	5,175	5,372,076
CCL Industries Inc., 3.05%, 06/01/30(a)(b)	3,898	3,567,236
Packaging Corp. of America, 5.70%, 12/01/33(a)	2,640	2,735,953
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(b)	7,121	7,247,202
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(b)	1,530	1,552,999
Sonoco Products Co.
2.85%, 02/01/32(a)	3,432	2,983,371
3.13%, 05/01/30	3,844	3,522,408
5.00%, 09/01/34(a)	3,440	3,334,145
WestRock MWV LLC, 7.95%, 02/15/31	2,410	2,758,527
WRKCo Inc.
3.00%, 06/15/33(a)	3,890	3,359,567
4.20%, 06/01/32(a)	3,308	3,149,724
		58,148,426
Pharmaceuticals — 3.2%
AbbVie Inc.
4.95%, 03/15/31(a)	13,010	13,216,626
5.05%, 03/15/34(a)	18,590	18,787,959
5.20%, 03/15/35	7,010	7,162,085
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC
2.25%, 05/28/31(a)	$5,229	$4,562,804
4.88%, 03/03/33(a)	3,425	3,452,326
4.90%, 03/03/30(a)	3,654	3,719,598
4.90%, 02/26/31	6,425	6,530,324
5.00%, 02/26/34	9,460	9,580,304
AstraZeneca PLC, 1.38%, 08/06/30	8,149	6,917,411
Bayer U.S. Finance II LLC, 4.20%, 07/15/34(a)(b)	1,060	942,494
Bayer U.S. Finance LLC
6.38%, 11/21/30(b)	7,935	8,296,925
6.50%, 11/21/33(a)(b)	10,780	11,259,136
Becton Dickinson & Co.
1.96%, 02/11/31	6,663	5,691,168
2.82%, 05/20/30	4,890	4,455,543
4.30%, 08/22/32(a)	3,554	3,413,378
5.11%, 02/08/34	3,624	3,627,871
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	8,212	6,951,541
2.95%, 03/15/32(a)	11,240	10,020,868
5.10%, 02/22/31	8,120	8,304,825
5.20%, 02/22/34(a)	15,461	15,759,008
5.75%, 02/01/31(a)	6,565	6,934,927
5.90%, 11/15/33(a)	6,305	6,735,842
Cardinal Health Inc.
5.35%, 11/15/34	6,355	6,412,920
5.45%, 02/15/34	2,815	2,863,178
Cencora Inc.
2.70%, 03/15/31	6,914	6,142,080
2.80%, 05/15/30(a)	3,330	3,035,091
5.13%, 02/15/34(a)	3,330	3,332,441
5.15%, 02/15/35	1,005	1,004,230
CVS Health Corp.
1.75%, 08/21/30(a)	7,844	6,629,048
1.88%, 02/28/31	8,101	6,744,117
2.13%, 09/15/31	6,694	5,570,562
3.75%, 04/01/30	9,222	8,697,802
5.25%, 01/30/31(a)	4,821	4,857,460
5.25%, 02/21/33(a)	10,986	10,882,884
5.30%, 06/01/33	7,951	7,895,244
5.55%, 06/01/31	6,745	6,890,142
5.70%, 06/01/34(a)	7,830	7,992,061
Eli Lilly & Co.
4.60%, 08/14/34	7,630	7,519,873
4.70%, 02/27/33(a)	6,238	6,255,010
4.70%, 02/09/34	9,440	9,357,040
4.90%, 02/12/32	4,200	4,266,376
5.10%, 02/12/35	4,350	4,446,215
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	1,980	2,065,204
Johnson & Johnson
1.30%, 09/01/30(a)	10,964	9,377,043
4.38%, 12/05/33(a)	2,995	2,968,250
4.85%, 03/01/32	4,875	4,959,041
4.90%, 06/01/31	7,970	8,159,611
4.95%, 05/15/33(a)	1,940	1,999,827
4.95%, 06/01/34(a)	5,520	5,656,350
5.00%, 03/01/35	4,775	4,879,703
McKesson Corp., 5.10%, 07/15/33(a)	4,011	4,076,036
Merck & Co. Inc.
1.45%, 06/24/30(a)	7,797	6,682,741
2.15%, 12/10/31	13,419	11,511,484
Security	Par (000)	Value
Pharmaceuticals (continued)
4.30%, 05/17/30(a)	$4,755	$4,716,708
4.50%, 05/17/33(a)	9,453	9,298,035
6.50%, 12/01/33	1,830	2,056,545
Novartis Capital Corp.
2.20%, 08/14/30(a)	9,402	8,377,534
4.00%, 09/18/31(a)	5,340	5,189,597
4.20%, 09/18/34(a)	5,795	5,528,564
Pfizer Inc.
1.70%, 05/28/30	6,422	5,581,779
1.75%, 08/18/31(a)	6,874	5,819,625
2.63%, 04/01/30	7,571	6,917,713
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30	18,150	18,223,897
4.75%, 05/19/33	30,528	30,238,627
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	15,459	13,628,281
5.30%, 07/05/34(a)	6,880	7,003,949
Viatris Inc., 2.70%, 06/22/30	9,018	7,963,659
Wyeth LLC, 6.50%, 02/01/34(a)	5,015	5,575,040
Zoetis Inc.
2.00%, 05/15/30	4,875	4,279,482
5.60%, 11/16/32	5,063	5,308,501
		495,159,563
Pipelines — 3.7%
Boardwalk Pipelines LP
3.40%, 02/15/31	3,842	3,501,502
3.60%, 09/01/32	3,712	3,325,127
5.63%, 08/01/34(a)	3,105	3,143,934
Cameron LNG LLC
2.90%, 07/15/31(b)	6,022	5,344,399
3.30%, 01/15/35(b)	175	147,783
Cheniere Energy Inc., 5.65%, 04/15/34(a)	9,875	10,044,022
Cheniere Energy Partners LP
3.25%, 01/31/32	8,452	7,454,406
4.00%, 03/01/31	10,220	9,621,050
5.75%, 08/15/34	8,120	8,311,711
5.95%, 06/30/33(a)	9,167	9,519,194
Colonial Enterprises Inc., 3.25%, 05/15/30(b)	4,043	3,739,076
Colonial Pipeline Co., 7.63%, 04/15/32(b)	1,255	1,443,165
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/31(a)(b)	2,704	2,693,348
5.68%, 01/15/34(a)(b)	3,610	3,634,159
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30(b)	4,615	4,811,750
6.04%, 11/15/33(a)(b)	9,500	9,922,771
DCP Midstream Operating LP
3.25%, 02/15/32	3,520	3,078,529
8.13%, 08/16/30(a)	2,150	2,467,956
DT Midstream Inc.
4.30%, 04/15/32(b)	4,235	3,940,742
5.80%, 12/15/34(a)(b)	2,335	2,376,012
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	2,735	2,839,194
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	2,089	1,860,662
8.38%, 06/15/32(a)	1,730	2,032,783
Enbridge Inc.
2.50%, 08/01/33	6,988	5,723,940
5.63%, 04/05/34(a)	7,910	8,089,364
5.70%, 03/08/33	14,630	15,052,459
6.20%, 11/15/30	5,265	5,575,862

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.20%, 06/27/54, (5-year CMT + 2.970%)(c)	$4,535	$4,669,204
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)(c)	30	31,062
7.63%, 01/15/83, (5-year CMT + 4.418%)(a)(c)	3,485	3,651,266
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(c)	7,280	8,069,123
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(c)	5,978	5,827,887
Energy Transfer LP
3.75%, 05/15/30(a)	9,236	8,734,199
5.55%, 05/15/34	7,626	7,696,154
5.60%, 09/01/34(a)	8,222	8,342,010
5.75%, 02/15/33(a)	9,492	9,770,499
6.40%, 12/01/30	6,762	7,211,892
6.55%, 12/01/33	9,705	10,485,503
7.38%, 02/01/31(a)(b)	5,150	5,429,932
EnLink Midstream LLC
5.65%, 09/01/34(a)	3,860	3,898,214
6.50%, 09/01/30(a)(b)	4,185	4,446,426
Enterprise Products Operating LLC
4.85%, 01/31/34(a)	6,455	6,380,194
4.95%, 02/15/35(a)	295	292,789
5.35%, 01/31/33	6,733	6,909,247
Series D, 6.88%, 03/01/33	3,350	3,757,430
Series H, 6.65%, 10/15/34	810	904,441
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(a)(b)	5,580	4,879,097
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(a)(b)	4,567	3,853,677
2.55%, 07/01/30(a)(b)	3,569	3,180,693
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)(b)	2,656	2,329,115
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	2,455	2,763,628
7.40%, 03/15/31(a)	2,227	2,499,939
7.75%, 03/15/32	2,130	2,417,632
Kinder Morgan Inc.
2.00%, 02/15/31(a)	5,401	4,617,076
4.80%, 02/01/33	5,038	4,881,973
5.20%, 06/01/33	9,889	9,827,843
5.30%, 12/01/34	5,060	5,023,632
5.40%, 02/01/34(a)	6,420	6,445,468
7.75%, 01/15/32(a)	6,434	7,368,054
7.80%, 08/01/31	3,668	4,198,727
MPLX LP
2.65%, 08/15/30	9,604	8,560,089
4.95%, 09/01/32	6,810	6,699,565
5.00%, 03/01/33	7,430	7,294,501
5.50%, 06/01/34	10,719	10,759,479
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5,435	4,776,021
ONEOK Inc.
3.10%, 03/15/30	4,854	4,473,481
3.25%, 06/01/30(a)	3,153	2,917,004
4.75%, 10/15/31	2,790	2,744,741
5.05%, 11/01/34	10,345	10,091,519
5.80%, 11/01/30	3,253	3,389,751
6.05%, 09/01/33	9,782	10,252,081
6.10%, 11/15/32	5,240	5,530,473
6.35%, 01/15/31	3,769	4,016,855
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP, 5.95%, 06/15/35	$3,150	$3,245,668
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/30	5,112	4,814,515
5.70%, 09/15/34	4,380	4,469,406
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	12,348	12,166,082
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(a)(b)	3,122	2,642,630
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)	8,275	8,148,037
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	1,172	1,343,191
Targa Resources Corp.
4.20%, 02/01/33	4,970	4,607,220
5.50%, 02/15/35	675	677,362
5.55%, 08/15/35	5,575	5,598,611
6.13%, 03/15/33	5,773	6,050,598
6.50%, 03/30/34	6,503	6,991,307
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	6,985	6,462,382
4.88%, 02/01/31	6,915	6,788,580
5.50%, 03/01/30(a)	4,906	4,963,441
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(a)(b)	2,434	2,218,344
Texas Eastern Transmission LP, 7.00%, 07/15/32	3,418	3,794,881
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	355	308,067
4.10%, 04/15/30	7,986	7,679,457
4.63%, 03/01/34	7,915	7,544,892
5.60%, 03/31/34(a)	2,640	2,685,842
Transcanada Trust, 5.60%, 03/07/82, (5-year CMT + 3.986%)(a)(c)	4,941	4,620,224
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30(a)	4,439	4,114,125
Western Midstream Operating LP
5.45%, 11/15/34	5,440	5,379,386
6.15%, 04/01/33	5,088	5,278,725
Whistler Pipeline LLC
5.70%, 09/30/31(a)(b)	1,575	1,599,868
5.95%, 09/30/34(b)	5,025	5,157,403
Williams Companies Inc. (The)
2.60%, 03/15/31	9,694	8,500,707
3.50%, 11/15/30	6,350	5,928,755
4.65%, 08/15/32	6,237	6,044,313
5.15%, 03/15/34	7,795	7,735,118
5.60%, 03/15/35	3,150	3,229,894
5.65%, 03/15/33	4,788	4,931,042
7.75%, 06/15/31	1,742	1,970,150
8.75%, 03/15/32(a)	2,886	3,460,521
Series A, 7.50%, 01/15/31	2,307	2,580,193
		565,725,423
Private Equity — 0.0%
Apollo Management Holdings LP, 2.65%, 06/05/30(a)(b)	4,118	3,700,505
Real Estate — 0.2%
Brookfield Corp., 7.38%, 03/01/33(a)	230	260,576
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
CBRE Services Inc.
2.50%, 04/01/31(a)	$3,763	$3,260,901
5.95%, 08/15/34	5,475	5,729,755
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(a)(b)	2,640	2,282,879
CoStar Group Inc., 2.80%, 07/15/30(b)	6,297	5,611,391
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(b)	385	332,100
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(a)(b)	6,285	5,375,157
		22,852,759
Real Estate Investment Trusts — 4.5%
Agree LP
2.60%, 06/15/33(a)	1,505	1,240,317
2.90%, 10/01/30(a)	2,280	2,055,922
4.80%, 10/01/32(a)	1,495	1,465,063
5.63%, 06/15/34(a)	2,710	2,779,285
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	5,879	4,637,129
2.00%, 05/18/32	9,435	7,719,248
2.95%, 03/15/34	5,090	4,287,174
3.38%, 08/15/31(a)	4,645	4,253,044
4.70%, 07/01/30	2,860	2,827,429
4.90%, 12/15/30(a)	4,378	4,390,756
American Assets Trust LP
3.38%, 02/01/31	3,245	2,875,272
6.15%, 10/01/34	2,915	2,929,899
American Homes 4 Rent LP
2.38%, 07/15/31	2,378	2,046,815
3.63%, 04/15/32(a)	3,451	3,156,295
5.25%, 03/15/35(a)	605	601,514
5.50%, 02/01/34(a)	3,795	3,852,053
5.50%, 07/15/34	3,095	3,126,436
American Tower Corp.
1.88%, 10/15/30	5,467	4,667,345
2.10%, 06/15/30	5,209	4,544,640
2.30%, 09/15/31	4,781	4,080,240
2.70%, 04/15/31	5,028	4,442,462
4.05%, 03/15/32(a)	4,434	4,189,374
5.40%, 01/31/35	3,115	3,160,795
5.45%, 02/15/34(a)	4,431	4,525,778
5.55%, 07/15/33(a)	5,462	5,600,538
5.65%, 03/15/33(a)	5,087	5,247,617
5.90%, 11/15/33	4,845	5,090,747
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	2,215	2,178,838
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	6,545	5,552,084
2.30%, 03/01/30(a)	4,303	3,863,295
2.45%, 01/15/31	3,741	3,312,699
5.00%, 02/15/33	1,835	1,842,518
5.30%, 12/07/33	2,310	2,361,765
5.35%, 06/01/34(a)	1,515	1,553,960
Boston Properties LP
2.45%, 10/01/33(a)	6,130	4,835,269
2.55%, 04/01/32	7,508	6,204,561
2.90%, 03/15/30	4,291	3,866,136
3.25%, 01/30/31(a)	7,643	6,857,119
5.75%, 01/15/35(a)	3,425	3,402,534
6.50%, 01/15/34(a)	5,390	5,717,396
Brixmor Operating Partnership LP
2.50%, 08/16/31(a)	2,925	2,517,220
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.05%, 07/01/30(a)	$5,040	$4,833,619
5.50%, 02/15/34	2,325	2,359,048
5.75%, 02/15/35	2,500	2,578,552
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,387	2,020,903
Camden Property Trust
2.80%, 05/15/30(a)	4,737	4,335,292
4.90%, 01/15/34(a)	2,275	2,259,419
COPT Defense Properties LP
2.75%, 04/15/31	3,866	3,328,608
2.90%, 12/01/33	1,715	1,393,058
Cousins Properties LP
5.38%, 02/15/32(a)	1,205	1,202,805
5.88%, 10/01/34	3,180	3,243,718
Crown Castle Inc.
2.10%, 04/01/31	6,671	5,659,907
2.25%, 01/15/31	7,050	6,070,811
2.50%, 07/15/31	5,245	4,518,882
3.30%, 07/01/30	4,863	4,496,796
5.10%, 05/01/33	4,961	4,933,166
5.20%, 09/01/34	4,775	4,739,394
5.80%, 03/01/34	5,021	5,207,296
CubeSmart LP
2.00%, 02/15/31	1,860	1,581,071
2.50%, 02/15/32	2,895	2,461,137
DOC DR LLC, 2.63%, 11/01/31	3,140	2,718,983
EPR Properties, 3.60%, 11/15/31	1,835	1,648,532
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34(a)	4,120	4,223,871
Equinix Inc.
2.15%, 07/15/30	6,929	6,071,569
2.50%, 05/15/31	7,938	6,921,948
3.90%, 04/15/32	11,628	10,895,007
ERP Operating LP
1.85%, 08/01/31(a)	4,602	3,895,648
4.65%, 09/15/34(a)	2,405	2,328,228
Essential Properties LP, 2.95%, 07/15/31	2,549	2,209,984
Essex Portfolio LP
1.65%, 01/15/31	1,910	1,598,549
2.55%, 06/15/31	1,817	1,588,697
2.65%, 03/15/32	3,630	3,134,235
5.38%, 04/01/35	1,125	1,136,979
5.50%, 04/01/34(a)	2,645	2,693,756
Extra Space Storage LP
2.20%, 10/15/30(a)	2,611	2,273,122
2.35%, 03/15/32(a)	3,320	2,786,045
2.40%, 10/15/31(a)	3,794	3,243,850
2.55%, 06/01/31	2,685	2,342,367
5.35%, 01/15/35(a)	2,015	2,029,529
5.40%, 02/01/34	3,560	3,605,516
5.50%, 07/01/30	4,875	5,016,535
5.90%, 01/15/31(a)	3,730	3,917,024
Federal Realty OP LP, 3.50%, 06/01/30	2,609	2,448,929
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5,386	4,683,904
4.00%, 01/15/31	4,434	4,133,504
5.63%, 09/15/34	4,440	4,428,963
6.75%, 12/01/33	2,470	2,647,872
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(a)(b)	680	662,986
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(a)(b)	2,805	2,798,438

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	$1,260	$1,129,805
Healthcare Realty Holdings LP
2.00%, 03/15/31	4,897	4,124,811
2.05%, 03/15/31	2,095	1,744,818
2.40%, 03/15/30(a)	2,245	1,974,620
Healthpeak OP LLC
2.88%, 01/15/31	3,783	3,391,789
5.25%, 12/15/32	4,319	4,379,578
5.38%, 02/15/35(a)	3,145	3,167,690
Highwoods Realty LP
2.60%, 02/01/31(a)	2,025	1,727,678
7.65%, 02/01/34(a)	255	287,265
Host Hotels & Resorts LP
5.70%, 07/01/34	3,285	3,327,764
Series I, 3.50%, 09/15/30	8,100	7,463,513
Series J, 2.90%, 12/15/31	3,215	2,807,692
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	3,989	3,335,123
2.70%, 01/15/34	2,515	2,058,492
4.15%, 04/15/32(a)	3,510	3,295,038
4.88%, 02/01/35	800	773,101
5.45%, 08/15/30(a)	2,935	3,014,308
5.50%, 08/15/33(a)	1,963	1,994,495
Kilroy Realty LP
2.50%, 11/15/32	4,040	3,201,483
2.65%, 11/15/33	2,635	2,060,103
Kimco Realty OP LLC
2.25%, 12/01/31	3,067	2,615,192
2.70%, 10/01/30	5,162	4,645,532
3.20%, 04/01/32	3,360	3,011,478
4.60%, 02/01/33(a)	3,725	3,615,373
6.40%, 03/01/34(a)	2,908	3,155,740
Kite Realty Group LP
4.95%, 12/15/31	1,845	1,820,204
5.50%, 03/01/34(a)	2,055	2,082,364
Kite Realty Group Trust, 4.75%, 09/15/30(a)	2,480	2,452,205
LXP Industrial Trust
2.38%, 10/01/31	2,360	1,974,148
2.70%, 09/15/30	2,626	2,315,508
Mid-America Apartments LP
1.70%, 02/15/31(a)	2,797	2,363,342
2.75%, 03/15/30	1,958	1,784,117
4.95%, 03/01/35(a)	700	692,128
5.00%, 03/15/34(a)	2,160	2,150,097
5.30%, 02/15/32	2,375	2,420,013
National Health Investors Inc., 3.00%, 02/01/31	2,633	2,303,677
NNN REIT Inc.
2.50%, 04/15/30	2,512	2,239,895
5.50%, 06/15/34(a)	2,970	3,017,134
5.60%, 10/15/33	3,055	3,123,789
Omega Healthcare Investors Inc.
3.25%, 04/15/33(a)	4,167	3,575,376
3.38%, 02/01/31	4,480	4,053,324
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	2,020	1,735,842
4.95%, 01/15/35(a)	895	860,187
5.75%, 07/15/34	2,160	2,205,590
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	$1,355	$1,099,254
3.15%, 08/15/30(a)	2,764	2,412,463
Prologis LP
1.25%, 10/15/30(a)	7,100	5,945,332
1.63%, 03/15/31	2,845	2,383,344
1.75%, 07/01/30	2,086	1,796,784
1.75%, 02/01/31(a)	5,474	4,646,721
2.25%, 04/15/30(a)	6,127	5,463,669
2.25%, 01/15/32	4,521	3,859,864
4.63%, 01/15/33(a)	5,235	5,153,747
4.75%, 06/15/33	4,330	4,268,552
5.00%, 03/15/34	5,000	4,996,730
5.00%, 01/31/35(a)	1,675	1,672,319
5.13%, 01/15/34	4,574	4,612,513
Prologis Targeted U.S. Logistics Fund LP
5.25%, 01/15/35(a)(b)	3,020	3,027,214
5.50%, 04/01/34(a)(b)	2,940	3,008,759
Public Storage Operating Co.
2.25%, 11/09/31(a)	3,465	2,972,219
2.30%, 05/01/31(a)	3,913	3,417,526
5.10%, 08/01/33(a)	4,125	4,184,501
Rayonier LP, 2.75%, 05/17/31	3,558	3,100,030
Realty Income Corp.
1.80%, 03/15/33	2,280	1,800,201
2.70%, 02/15/32(a)	2,016	1,752,592
2.85%, 12/15/32(a)	4,135	3,569,693
3.20%, 02/15/31(a)	2,896	2,651,914
3.25%, 01/15/31(a)	5,792	5,337,282
4.85%, 03/15/30	3,695	3,714,555
4.90%, 07/15/33(a)	3,470	3,424,777
5.13%, 02/15/34	4,870	4,869,224
5.63%, 10/13/32	4,530	4,701,859
Regency Centers LP
3.70%, 06/15/30	3,818	3,622,655
5.10%, 01/15/35(a)	1,055	1,048,654
5.25%, 01/15/34(a)	2,275	2,294,016
Rexford Industrial Realty LP
2.13%, 12/01/30	2,618	2,239,697
2.15%, 09/01/31(a)	5,515	4,648,768
Sabra Health Care LP, 3.20%, 12/01/31	5,073	4,461,899
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	2,622	2,303,279
2.85%, 01/15/32	1,950	1,685,038
5.65%, 01/15/35(a)	1,935	1,931,497
6.10%, 04/01/34(a)	1,630	1,696,531
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30(a)(b)	4,697	4,635,348
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(a)(b)(c)	800	781,082
Simon Property Group LP
2.20%, 02/01/31(a)	4,301	3,736,196
2.25%, 01/15/32(a)	4,233	3,599,752
2.65%, 07/15/30(a)	4,677	4,239,319
2.65%, 02/01/32(a)	4,445	3,863,854
4.75%, 09/26/34(a)	5,986	5,788,185
5.50%, 03/08/33	3,715	3,837,744
6.25%, 01/15/34(a)	2,900	3,130,648
Store Capital LLC
2.70%, 12/01/31	2,448	2,088,812
2.75%, 11/18/30(a)	2,444	2,139,088
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.70%, 07/15/31	$4,664	$4,050,915
4.20%, 04/15/32	3,315	3,107,847
5.70%, 01/15/33	1,983	2,029,999
Tanger Properties LP, 2.75%, 09/01/31	2,463	2,129,937
Trust Fibra Uno
7.38%, 02/13/34(b)	4,585	4,637,792
7.70%, 01/23/32(b)	40	41,496
UDR Inc.
1.90%, 03/15/33	2,000	1,577,225
2.10%, 08/01/32(a)	1,815	1,482,721
2.10%, 06/15/33(a)	1,550	1,228,745
3.00%, 08/15/31	3,797	3,399,161
3.10%, 11/01/34(a)	1,610	1,350,867
5.13%, 09/01/34	1,835	1,820,323
Ventas Realty LP
2.50%, 09/01/31	3,197	2,763,881
4.75%, 11/15/30(a)	3,227	3,209,122
5.00%, 01/15/35	1,865	1,824,465
5.63%, 07/01/34	3,010	3,097,640
VICI Properties LP
5.13%, 11/15/31	2,590	2,568,462
5.13%, 05/15/32	9,378	9,239,558
5.75%, 04/01/34(a)	3,580	3,646,903
VICI Properties LP/VICI Note Co. Inc., 4.13%, 08/15/30(b)	6,345	5,973,257
Welltower OP LLC
2.75%, 01/15/31	3,822	3,415,327
2.75%, 01/15/32	2,855	2,488,489
2.80%, 06/01/31	4,648	4,134,864
3.85%, 06/15/32	4,395	4,109,808
Weyerhaeuser Co.
3.38%, 03/09/33	3,030	2,687,481
4.00%, 04/15/30	5,633	5,424,281
6.88%, 12/15/33(a)	350	391,661
7.38%, 03/15/32(a)	4,510	5,101,623
WP Carey Inc.
2.25%, 04/01/33	857	691,603
2.40%, 02/01/31	3,239	2,810,374
2.45%, 02/01/32(a)	3,881	3,294,799
5.38%, 06/30/34	2,510	2,526,302
		694,510,682
Retail — 2.2%
7-Eleven Inc., 1.80%, 02/10/31(b)	11,401	9,476,714
Alimentation Couche-Tard Inc., 5.27%, 02/12/34(b)	5,455	5,426,151
AutoNation Inc.
2.40%, 08/01/31	3,302	2,782,882
3.85%, 03/01/32(a)	4,501	4,100,738
4.75%, 06/01/30(a)	3,397	3,342,185
5.89%, 03/15/35	695	707,826
AutoZone Inc.
1.65%, 01/15/31	4,038	3,396,982
4.00%, 04/15/30(a)	4,710	4,545,267
4.75%, 08/01/32(a)	4,820	4,742,184
4.75%, 02/01/33	3,410	3,342,863
5.20%, 08/01/33	2,065	2,081,479
5.40%, 07/15/34(a)	4,420	4,498,234
6.55%, 11/01/33	3,080	3,374,620
Best Buy Co. Inc., 1.95%, 10/01/30(a)	4,387	3,758,107
Security	Par (000)	Value
Retail (continued)
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)(b)	$3,175	$3,107,917
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(a)(b)	6,068	6,268,397
Costco Wholesale Corp.
1.60%, 04/20/30(a)	11,029	9,612,939
1.75%, 04/20/32(a)	6,419	5,350,710
Darden Restaurants Inc., 6.30%, 10/10/33(a)	3,435	3,664,536
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	5,179	4,610,039
Dollar General Corp.
3.50%, 04/03/30(a)	6,421	5,989,281
5.00%, 11/01/32(a)	4,237	4,159,138
5.45%, 07/05/33(a)	6,015	6,073,388
Dollar Tree Inc., 2.65%, 12/01/31(a)	5,501	4,741,751
El Puerto de Liverpool SAB de CV, 6.26%, 01/22/32(b)	70	71,400
Ferguson Enterprises Inc., 5.00%, 10/03/34(a)	4,035	3,950,525
Genuine Parts Co.
1.88%, 11/01/30	3,559	3,024,355
2.75%, 02/01/32	3,588	3,091,748
6.88%, 11/01/33(a)	2,573	2,879,945
Home Depot Inc. (The)
1.38%, 03/15/31	7,732	6,417,265
1.88%, 09/15/31	7,307	6,165,837
2.70%, 04/15/30	9,464	8,651,048
3.25%, 04/15/32	7,886	7,186,646
4.50%, 09/15/32(a)	7,727	7,648,686
4.85%, 06/25/31(a)	7,040	7,122,032
4.95%, 06/25/34(a)	10,134	10,194,976
Lowe's Companies Inc.
1.70%, 10/15/30(a)	7,878	6,718,118
2.63%, 04/01/31	9,732	8,637,920
3.75%, 04/01/32	9,697	9,049,755
4.50%, 04/15/30(a)	7,741	7,686,804
5.00%, 04/15/33(a)	7,764	7,773,165
5.15%, 07/01/33(a)	6,206	6,289,960
McDonald's Corp.
3.60%, 07/01/30	6,364	6,064,680
4.60%, 09/09/32(a)	4,861	4,823,463
4.95%, 08/14/33(a)	3,923	3,969,737
4.95%, 03/03/35	2,225	2,215,844
5.20%, 05/17/34(a)	2,970	3,055,249
O'Reilly Automotive Inc.
1.75%, 03/15/31	3,483	2,925,510
4.20%, 04/01/30	3,375	3,298,451
4.70%, 06/15/32	5,585	5,488,524
5.00%, 08/19/34	3,120	3,090,371
Ross Stores Inc., 1.88%, 04/15/31	3,509	2,959,682
Starbucks Corp.
2.25%, 03/12/30(a)	4,780	4,266,601
2.55%, 11/15/30	8,269	7,389,191
3.00%, 02/14/32	6,457	5,779,348
4.80%, 02/15/33(a)	3,363	3,359,264
4.90%, 02/15/31(a)	3,560	3,608,824
5.00%, 02/15/34(a)	3,310	3,316,618
Target Corp.
2.65%, 09/15/30(a)	3,729	3,391,628
4.40%, 01/15/33(a)	3,248	3,163,870
4.50%, 09/15/32(a)	6,358	6,258,681
4.50%, 09/15/34(a)	4,605	4,463,436
6.35%, 11/01/32	925	1,020,659

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The)
1.60%, 05/15/31(a)	$3,562	$2,991,494
3.88%, 04/15/30(a)	3,383	3,270,368
Tractor Supply Co.
1.75%, 11/01/30	4,654	3,960,051
5.25%, 05/15/33(a)	4,930	5,006,164
Walmart Inc.
4.00%, 04/15/30(a)	3,276	3,243,210
4.10%, 04/15/33(a)	9,466	9,201,171
4.15%, 09/09/32(a)	8,690	8,506,914
		341,803,516
Semiconductors — 2.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32	3,391	3,215,184
Analog Devices Inc.
2.10%, 10/01/31	6,807	5,845,459
4.25%, 10/01/32	200	194,211
5.05%, 04/01/34	3,615	3,679,232
Applied Materials Inc., 1.75%, 06/01/30	4,793	4,167,876
Broadcom Inc.
2.45%, 02/15/31(b)	17,084	15,008,381
2.60%, 02/15/33(b)	10,855	9,186,703
3.42%, 04/15/33(b)	13,867	12,377,430
3.47%, 04/15/34(a)(b)	20,035	17,707,261
4.15%, 11/15/30	11,477	11,116,109
4.15%, 04/15/32(b)	7,417	7,064,826
4.30%, 11/15/32	12,459	11,924,698
4.80%, 10/15/34	10,908	10,679,546
5.00%, 04/15/30	3,816	3,874,961
5.05%, 04/15/30	3,700	3,755,074
5.15%, 11/15/31	9,500	9,663,821
5.20%, 04/15/32	5,277	5,370,048
Series ., 4.55%, 02/15/32	5,635	5,515,978
Foundry JV Holdco LLC
5.50%, 01/25/31(a)(b)	7,280	7,412,637
5.88%, 01/25/34(a)(b)	7,050	7,215,448
5.90%, 01/25/33(b)	5,145	5,305,984
6.15%, 01/25/32(a)(b)	6,340	6,644,096
6.25%, 01/25/35(b)	5,125	5,398,370
Intel Corp.
2.00%, 08/12/31	8,042	6,702,183
3.90%, 03/25/30	9,220	8,794,420
4.00%, 12/15/32(a)	4,806	4,431,924
4.15%, 08/05/32	8,125	7,588,271
5.00%, 02/21/31(a)	4,320	4,333,569
5.15%, 02/21/34(a)	5,756	5,678,576
5.20%, 02/10/33(a)	13,985	13,858,718
KLA Corp.
4.65%, 07/15/32(a)	6,432	6,411,141
4.70%, 02/01/34	2,800	2,764,198
5.65%, 11/01/34(a)	60	63,009
Lam Research Corp., 1.90%, 06/15/30	4,788	4,190,343
Marvell Technology Inc.
2.95%, 04/15/31(a)	5,260	4,713,802
5.95%, 09/15/33	3,245	3,418,009
Micron Technology Inc.
2.70%, 04/15/32	10,332	8,861,438
5.30%, 01/15/31	7,265	7,363,588
5.80%, 01/15/35(a)	1,975	2,039,676
5.88%, 02/09/33	4,835	5,042,324
5.88%, 09/15/33(a)	5,682	5,939,554
Security	Par (000)	Value
Semiconductors (continued)
NVIDIA Corp.
2.00%, 06/15/31	$8,652	$7,511,544
2.85%, 04/01/30	9,253	8,615,701
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	6,867	5,949,060
2.65%, 02/15/32(a)	6,713	5,757,652
3.40%, 05/01/30	6,271	5,850,399
5.00%, 01/15/33	6,528	6,470,234
Qorvo Inc., 3.38%, 04/01/31(b)	4,755	4,163,371
Qualcomm Inc.
1.65%, 05/20/32(a)	7,747	6,288,147
2.15%, 05/20/30(a)	7,482	6,675,451
4.25%, 05/20/32(a)	3,200	3,112,559
5.40%, 05/20/33(a)	4,401	4,587,949
SK Hynix Inc.
2.38%, 01/19/31(a)(b)	6,973	6,069,775
6.50%, 01/17/33(a)(b)	5,410	5,884,298
Skyworks Solutions Inc., 3.00%, 06/01/31	3,609	3,121,193
Texas Instruments Inc.
1.75%, 05/04/30	4,783	4,181,955
1.90%, 09/15/31(a)	3,630	3,104,682
3.65%, 08/16/32	2,995	2,795,826
4.85%, 02/08/34(a)	3,870	3,887,898
4.90%, 03/14/33(a)	5,450	5,526,682
TSMC Arizona Corp.
2.50%, 10/25/31	8,084	7,120,252
4.25%, 04/22/32(a)	6,000	5,906,818
TSMC Global Ltd.
1.38%, 09/28/30(a)(b)	8,368	7,068,577
2.25%, 04/23/31(a)(b)	9,640	8,453,147
4.63%, 07/22/32(a)(b)	2,500	2,523,338
Xilinx Inc., 2.38%, 06/01/30	4,809	4,310,825
		409,455,409
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
4.20%, 05/01/30	3,092	2,963,302
5.75%, 01/15/35(a)	2,860	2,869,606
		5,832,908
Software — 1.9%
Adobe Inc.
4.95%, 04/04/34	4,510	4,562,172
5.30%, 01/17/35	790	817,818
AppLovin Corp.
5.38%, 12/01/31	3,865	3,944,554
5.50%, 12/01/34(a)	6,600	6,704,061
Atlassian Corp., 5.50%, 05/15/34	3,195	3,263,609
Autodesk Inc., 2.40%, 12/15/31	7,052	6,053,240
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	6,862	5,995,987
Cadence Design Systems Inc., 4.70%, 09/10/34(a)	4,730	4,615,621
Concentrix Corp., 6.85%, 08/02/33(a)	3,488	3,624,829
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	2,880	2,937,140
Electronic Arts Inc., 1.85%, 02/15/31	5,288	4,505,974
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	1,880	1,627,556
5.10%, 07/15/32(a)	4,948	4,983,133
Fiserv Inc.
2.65%, 06/01/30	6,544	5,886,352
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.75%, 03/15/30(a)	$3,770	$3,765,415
5.15%, 08/12/34	5,060	5,047,326
5.35%, 03/15/31	3,985	4,092,172
5.45%, 03/15/34	4,795	4,879,293
5.60%, 03/02/33	5,631	5,812,688
5.63%, 08/21/33	8,030	8,306,778
Intuit Inc.
1.65%, 07/15/30	3,193	2,753,276
5.20%, 09/15/33	7,836	8,028,543
Microsoft Corp., 1.35%, 09/15/30(a)	2,982	2,570,117
MSCI Inc.
3.25%, 08/15/33(b)	4,097	3,543,410
3.63%, 09/01/30(b)	5,720	5,303,577
3.63%, 11/01/31(b)	4,735	4,300,864
3.88%, 02/15/31(b)	6,700	6,231,595
Oracle Corp.
2.88%, 03/25/31	21,865	19,579,566
2.95%, 04/01/30	19,708	18,078,449
3.25%, 05/15/30(a)	3,094	2,875,872
4.30%, 07/08/34(a)	11,207	10,499,598
4.65%, 05/06/30	4,599	4,580,331
4.70%, 09/27/34(a)	18,947	18,199,723
4.90%, 02/06/33	9,456	9,330,383
5.25%, 02/03/32(a)	7,345	7,454,255
6.25%, 11/09/32	13,780	14,763,224
Roper Technologies Inc.
1.75%, 02/15/31	6,743	5,662,001
2.00%, 06/30/30(a)	3,879	3,385,878
4.75%, 02/15/32	3,415	3,384,552
4.90%, 10/15/34(a)	6,240	6,136,485
Salesforce Inc., 1.95%, 07/15/31(a)	9,921	8,516,176
ServiceNow Inc., 1.40%, 09/01/30(a)	9,406	7,942,501
Take-Two Interactive Software Inc.
4.00%, 04/14/32	3,518	3,321,977
5.60%, 06/12/34	2,105	2,170,886
VMware LLC
2.20%, 08/15/31(a)	9,984	8,500,586
4.70%, 05/15/30(a)	4,774	4,733,759
Workday Inc., 3.80%, 04/01/32	8,050	7,472,416
		290,745,718
Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30	6,601	6,019,593
4.70%, 07/21/32(a)	5,110	4,990,084
AT&T Inc.
2.25%, 02/01/32(a)	16,114	13,586,916
2.55%, 12/01/33	24,505	20,172,766
2.75%, 06/01/31(a)	19,331	17,168,500
5.40%, 02/15/34	18,222	18,631,585
6.15%, 09/15/34(a)	220	236,191
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	5,645	5,591,550
5.20%, 02/15/34(a)	4,660	4,647,983
Series US-5, 2.15%, 02/15/32(a)	4,799	4,002,436
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	2,305	2,100,516
British Telecommunications PLC, 9.63%, 12/15/30	17,753	21,795,002
Cisco Systems Inc.
4.95%, 02/26/31	15,580	15,883,082
4.95%, 02/24/32	5,975	6,052,188
5.05%, 02/26/34	15,365	15,591,147
Security	Par (000)	Value
Telecommunications (continued)
5.10%, 02/24/35(a)	$7,175	$7,294,661
Deutsche Telekom International Finance BV
8.75%, 06/15/30	22,112	25,947,458
9.25%, 06/01/32	3,560	4,450,121
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)(b)	1,335	1,121,981
Juniper Networks Inc., 2.00%, 12/10/30	2,744	2,340,899
Koninklijke KPN NV, 8.38%, 10/01/30	4,187	4,871,582
Motorola Solutions Inc.
2.30%, 11/15/30(a)	5,765	5,038,634
2.75%, 05/24/31	5,892	5,207,526
5.40%, 04/15/34	5,723	5,812,808
5.60%, 06/01/32(a)	3,977	4,110,038
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	4,475	3,868,413
2.63%, 05/05/31(a)(b)	8,998	8,020,463
6.00%, 10/06/33(b)	3,640	3,929,154
NTT Finance Corp.
2.07%, 04/03/31(a)(b)	6,724	5,815,833
5.14%, 07/02/31(a)(b)	5,930	6,085,675
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)(b)	9,350	8,246,363
4.63%, 10/10/34(a)(b)	1,595	1,542,161
Orange SA, 9.00%, 03/01/31(a)	15,536	18,802,179
Rogers Communications Inc.
3.80%, 03/15/32(a)	13,497	12,307,273
5.30%, 02/15/34	8,420	8,335,167
Sprint Capital Corp., 8.75%, 03/15/32	12,686	15,264,544
Telefonica Europe BV, 8.25%, 09/15/30	8,066	9,295,409
TELUS Corp., 3.40%, 05/13/32	6,212	5,609,892
T-Mobile USA Inc.
2.25%, 11/15/31	6,643	5,654,219
2.55%, 02/15/31	16,059	14,140,726
2.70%, 03/15/32	6,719	5,808,234
2.88%, 02/15/31	6,776	6,044,757
3.50%, 04/15/31	15,549	14,369,885
3.88%, 04/15/30	42,519	40,717,268
4.70%, 01/15/35(a)	5,830	5,635,969
5.05%, 07/15/33	16,327	16,279,214
5.15%, 04/15/34(a)	7,895	7,928,814
5.20%, 01/15/33	7,994	8,075,820
5.75%, 01/15/34(a)	6,531	6,834,954
Verizon Communications Inc.
1.50%, 09/18/30	7,852	6,654,254
1.68%, 10/30/30	7,619	6,472,671
1.75%, 01/20/31	14,425	12,196,239
2.36%, 03/15/32(a)	28,930	24,516,370
2.55%, 03/21/31	23,708	20,856,931
3.15%, 03/22/30	9,466	8,816,732
4.40%, 11/01/34	9,184	8,720,617
4.50%, 08/10/33	13,651	13,159,489
4.78%, 02/15/35(b)	885	864,167
5.05%, 05/09/33(a)	11,533	11,621,784
6.40%, 09/15/33	2,494	2,738,315
7.75%, 12/01/30	4,234	4,850,629
Vodafone Group PLC, 6.25%, 11/30/32(a)	3,325	3,619,877
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)(b)	4,875	4,383,190
3.38%, 04/29/30(a)(b)	3,360	3,154,486
		593,903,384

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34(a)	$3,365	$3,466,186
Transportation — 1.0%
AP Moller - Maersk A/S, 5.88%, 09/14/33(a)(b)	5,898	6,157,711
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	1,915	2,233,487
Canadian National Railway Co.
3.85%, 08/05/32	5,615	5,261,722
4.38%, 09/18/34	4,510	4,334,250
5.85%, 11/01/33	2,060	2,202,567
6.25%, 08/01/34	2,915	3,219,472
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	3,450	3,062,295
2.45%, 12/02/31(a)	9,163	7,959,555
5.75%, 03/15/33(a)	1,273	1,342,396
7.13%, 10/15/31(a)	2,572	2,897,260
CSX Corp.
4.10%, 11/15/32	6,348	6,067,624
5.20%, 11/15/33(a)	4,225	4,327,825
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(b)	3,575	3,332,168
FedEx Corp.
2.40%, 05/15/31(a)	6,948	6,021,892
4.25%, 05/15/30(a)	5,174	5,038,815
4.90%, 01/15/34	2,549	2,517,357
Norfolk Southern Corp.
2.30%, 05/15/31(a)	3,901	3,415,977
3.00%, 03/15/32(a)	4,380	3,899,377
4.45%, 03/01/33(a)	3,388	3,293,430
5.05%, 08/01/30(a)	4,045	4,114,791
5.55%, 03/15/34	2,792	2,912,561
7.25%, 02/15/31(a)	750	845,391
Ryder System Inc., 6.60%, 12/01/33(a)	4,180	4,576,111
TTX Co.
5.05%, 11/15/34(b)	1,895	1,910,537
5.75%, 11/22/33(a)(b)	2,125	2,239,802
Union Pacific Corp.
2.38%, 05/20/31(a)	7,028	6,201,778
2.80%, 02/14/32(a)	8,445	7,487,963
3.38%, 02/01/35	70	62,352
4.50%, 01/20/33(a)	6,065	5,970,245
5.10%, 02/20/35	4,550	4,607,968
United Parcel Service Inc.
4.45%, 04/01/30	4,970	4,970,951
4.88%, 03/03/33(a)	6,003	6,031,326
5.15%, 05/22/34(a)	5,620	5,715,877
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(e)	2,136	2,420,216
Walmart Inc., 1.80%, 09/22/31(a)	12,283	10,512,485
		147,165,534
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31(a)	2,022	1,693,233
3.50%, 06/01/32(a)	2,821	2,551,504
4.00%, 06/30/30	3,003	2,889,681
4.90%, 03/15/33(a)	2,317	2,293,358
5.45%, 09/15/33	2,715	2,767,558
5.50%, 06/15/35(a)	1,675	1,694,016
6.05%, 03/15/34(a)	3,406	3,609,827
6.90%, 05/01/34	2,715	3,035,376
Security	Par (000)	Value
Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 06/15/30(a)(b)	$3,415	$3,615,405
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	6,150	6,231,256
5.70%, 07/25/33(b)	6,683	6,872,858
		37,254,072
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31(a)	4,325	3,742,995
2.80%, 05/01/30(a)	3,955	3,615,295
4.45%, 06/01/32	5,630	5,456,221
5.15%, 03/01/34	3,845	3,871,292
5.25%, 03/01/35	5,200	5,256,520
Essential Utilities Inc.
2.40%, 05/01/31(a)	3,558	3,101,126
2.70%, 04/15/30	2,984	2,704,206
5.38%, 01/15/34(a)	2,430	2,458,886
		30,206,541
Total Corporate Bonds & Notes — 98.5% (Cost: $15,518,627,500)		15,103,800,642
Foreign Government Obligations
South Korea — 0.1%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	55	56,322
Korea Gas Corp., 2.00%, 07/13/31(b)	4,390	3,776,342
Korea Housing Finance Corp., 4.63%, 02/24/33(a)(b)	2,790	2,772,457
Korea National Oil Corp.
2.38%, 04/07/31(b)	1,900	1,673,875
2.63%, 04/18/32(b)	3,270	2,849,365
		11,128,361
Total Foreign Government Obligations — 0.1% (Cost: $11,678,432)		11,128,361
Total Long-Term Investments — 98.6% (Cost: $15,530,305,932)		15,114,929,003
	Shares
Short-Term Securities
Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	1,987,029,391	1,988,022,906
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(f)(g)	11,190,000	11,190,000
Total Short-Term Securities — 13.0% (Cost: $1,998,520,899)		1,999,212,906
Total Investments — 111.6% (Cost: $17,528,826,831)		17,114,141,909
Liabilities in Excess of Other Assets — (11.6)%		(1,777,348,412)
Net Assets — 100.0%		$15,336,793,497

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$1,731,797,820	$256,233,177 (a)	$—	$(74,596)	$66,505	$1,988,022,906	1,987,029,391	$4,936,846 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	58,470,000	—	(47,280,000)(a)	—	—	11,190,000	11,190,000	6,470,353	—
				$(74,596)	$66,505	$1,999,212,906		$11,407,199	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,103,800,642	$—	$15,103,800,642
Foreign Government Obligations	—	11,128,361	—	11,128,361
Short-Term Securities
Money Market Funds	1,999,212,906	—	—	1,999,212,906
	$1,999,212,906	$15,114,929,003	$—	$17,114,141,909
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41(a)	$217	$166,329
5.40%, 10/01/48	459	445,391
		611,720
Aerospace & Defense — 2.6%
Airbus SE, 3.95%, 04/10/47(b)	870	717,436
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	484	444,555
BAE Systems PLC
3.00%, 09/15/50(b)	837	561,353
5.50%, 03/26/54(a)(b)	855	858,330
5.80%, 10/11/41(a)(b)	362	377,025
Boeing Co. (The)
3.30%, 03/01/35	166	133,733
3.38%, 06/15/46(a)	420	285,309
3.50%, 03/01/39	369	284,683
3.50%, 03/01/45(a)	275	191,566
3.55%, 03/01/38	443	348,239
3.63%, 03/01/48	365	254,225
3.65%, 03/01/47	329	232,409
3.75%, 02/01/50(a)	1,390	987,732
3.83%, 03/01/59(a)	450	303,635
3.85%, 11/01/48	315	226,805
3.90%, 05/01/49	838	607,243
3.95%, 08/01/59	934	647,809
5.71%, 05/01/40	2,988	2,939,746
5.81%, 05/01/50(a)	5,706	5,503,877
5.88%, 02/15/40	572	568,647
5.93%, 05/01/60	3,627	3,471,652
6.63%, 02/15/38	361	387,076
6.86%, 05/01/54	2,565	2,825,806
6.88%, 03/15/39(a)	519	562,334
7.01%, 05/01/64	1,530	1,694,986
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,079	1,028,992
General Dynamics Corp.
2.85%, 06/01/41	462	339,648
3.60%, 11/15/42	496	402,719
4.25%, 04/01/40	866	778,383
4.25%, 04/01/50	733	621,371
General Electric Co.
4.35%, 05/01/50(a)	456	395,230
4.50%, 03/11/44	509	459,015
5.88%, 01/14/38(a)	875	935,322
6.15%, 08/07/37	261	281,063
6.88%, 01/10/39	715	834,778
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	645	681,627
L3Harris Technologies Inc.
4.85%, 04/27/35	406	392,688
5.05%, 04/27/45	597	561,154
5.50%, 08/15/54(a)	620	612,007
5.60%, 07/31/53	589	588,692
6.15%, 12/15/40(a)	265	282,654
Lockheed Martin Corp.
2.80%, 06/15/50	701	453,808
3.60%, 03/01/35	510	456,998
3.80%, 03/01/45	1,066	859,672
4.07%, 12/15/42	1,340	1,144,802
4.09%, 09/15/52	1,720	1,400,809
4.15%, 06/15/53	878	721,006
Security	Par (000)	Value
Aerospace & Defense (continued)
4.30%, 06/15/62(a)	$624	$508,994
4.50%, 05/15/36	489	469,664
4.70%, 05/15/46	1,472	1,349,467
5.20%, 02/15/55	1,040	1,003,478
5.20%, 02/15/64	725	688,067
5.70%, 11/15/54	997	1,039,443
5.72%, 06/01/40	310	326,040
5.90%, 11/15/63	750	797,047
Series B, 6.15%, 09/01/36(a)	575	633,846
Northrop Grumman Corp.
3.85%, 04/15/45	719	577,381
4.03%, 10/15/47	2,384	1,929,458
4.75%, 06/01/43	1,231	1,130,042
4.95%, 03/15/53(a)	973	894,455
5.05%, 11/15/40	310	299,105
5.15%, 05/01/40	467	458,899
5.20%, 06/01/54	1,167	1,112,794
5.25%, 05/01/50(a)	1,033	990,323
RTX Corp.
2.82%, 09/01/51	1,056	661,148
3.03%, 03/15/52	1,214	791,489
3.13%, 07/01/50(a)	1,140	764,881
3.75%, 11/01/46	1,120	873,251
4.05%, 05/04/47(a)	799	647,730
4.15%, 05/15/45	933	777,452
4.20%, 12/15/44(a)	230	188,258
4.35%, 04/15/47(a)	1,035	877,475
4.45%, 11/16/38	948	871,812
4.50%, 06/01/42	3,462	3,079,483
4.63%, 11/16/48	1,839	1,613,589
4.70%, 12/15/41	305	280,778
4.80%, 12/15/43	419	384,305
4.88%, 10/15/40	527	498,850
5.38%, 02/27/53(a)	1,065	1,037,464
5.40%, 05/01/35(a)	310	317,604
5.70%, 04/15/40(a)	545	567,601
6.05%, 06/01/36	455	490,150
6.13%, 07/15/38	565	608,112
6.40%, 03/15/54	1,823	2,035,899
		71,224,483
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41	1,571	1,169,749
3.70%, 02/04/51	1,304	919,208
3.88%, 09/16/46	1,551	1,156,691
4.00%, 02/04/61(a)	1,058	758,653
4.25%, 08/09/42	897	730,589
4.45%, 05/06/50	638	510,973
4.50%, 05/02/43	671	564,280
5.38%, 01/31/44(a)	1,839	1,789,029
5.80%, 02/14/39	1,971	1,999,789
5.95%, 02/14/49(a)	2,494	2,509,841
6.20%, 02/14/59	348	349,490
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	1,035	643,231
3.75%, 09/15/47	414	322,506
4.02%, 04/16/43	353	299,446
4.50%, 03/15/49	674	586,026
4.54%, 03/26/42	411	376,019
5.38%, 09/15/35(a)	335	348,539
5.77%, 03/01/41(c)	336	349,743
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
BAT Capital Corp.
3.73%, 09/25/40	$427	$334,741
3.98%, 09/25/50(a)	440	323,202
4.39%, 08/15/37	2,472	2,190,981
4.54%, 08/15/47	2,176	1,778,912
4.76%, 09/06/49	1,027	862,317
5.28%, 04/02/50	530	479,232
5.65%, 03/16/52	633	600,554
7.08%, 08/02/43	747	827,519
7.08%, 08/02/53(a)	1,048	1,183,593
Cargill Inc.
3.13%, 05/25/51(b)	840	578,788
3.88%, 05/23/49(b)	348	275,337
4.38%, 04/22/52(b)	558	477,498
4.76%, 11/23/45(b)	634	581,622
Philip Morris International Inc.
3.88%, 08/21/42	794	650,055
4.13%, 03/04/43	808	679,327
4.25%, 11/10/44	1,269	1,078,770
4.38%, 11/15/41	771	677,028
4.50%, 03/20/42	737	657,535
4.88%, 11/15/43	776	717,449
6.38%, 05/16/38	1,433	1,585,654
Reynolds American Inc.
5.70%, 08/15/35	653	663,651
5.85%, 08/15/45	2,233	2,176,857
6.15%, 09/15/43	566	574,476
7.25%, 06/15/37	406	457,166
		35,796,066
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	966	775,153
3.38%, 11/01/46	554	413,504
3.38%, 03/27/50(a)	1,539	1,125,273
3.63%, 05/01/43	485	395,409
3.88%, 11/01/45	1,072	880,596
		3,589,935
Auto Manufacturers — 0.5%
Cummins Inc.
2.60%, 09/01/50	699	430,865
4.88%, 10/01/43	472	450,698
5.45%, 02/20/54(a)	997	1,004,140
Ford Motor Co.
4.75%, 01/15/43	1,927	1,502,359
5.29%, 12/08/46	1,359	1,121,842
7.40%, 11/01/46(a)	630	665,251
General Motors Co.
5.00%, 04/01/35	689	649,688
5.15%, 04/01/38	973	907,936
5.20%, 04/01/45	1,376	1,204,802
5.40%, 04/01/48(a)	881	781,935
5.95%, 04/01/49	922	880,318
6.25%, 10/02/43	1,549	1,539,185
6.60%, 04/01/36	1,165	1,232,324
6.75%, 04/01/46(a)	832	871,131
		13,242,474
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	1,594	977,052
4.40%, 10/01/46	240	188,033
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.40%, 03/15/49(a)	$450	$403,535
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	997	741,239
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	570	533,295
BorgWarner Inc., 4.38%, 03/15/45	525	436,464
Lear Corp.
3.55%, 01/15/52(a)	435	293,382
5.25%, 05/15/49(a)	722	641,108
		4,214,108
Banks — 7.8%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	5,728	4,113,832
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	1,252	801,657
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	2,192	1,451,484
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	3,874	2,989,855
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	1,302	1,043,194
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	1,657	1,451,383
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(d)	5,794	4,684,594
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	2,158	1,962,424
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(d)	2,713	2,299,748
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	2,069	1,791,103
4.88%, 04/01/44	860	811,302
5.00%, 01/21/44	2,430	2,331,856
5.88%, 02/07/42	1,719	1,833,606
6.11%, 01/29/37	2,022	2,118,401
7.75%, 05/14/38	1,702	2,034,567
Series L, 4.75%, 04/21/45(a)	500	450,190
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(d)	1,246	911,138
Bank of America NA, 6.00%, 10/15/36	1,341	1,416,581
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	1,102	823,978
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(d)	805	643,473
4.95%, 01/10/47	1,506	1,381,115
5.25%, 08/17/45(a)	1,453	1,399,806
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	383	397,458
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	844	593,995
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)(d)	409	299,326
6.92%, 01/14/46(b)(d)	380	407,239
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(d)	1,253	899,311
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	1,445	1,240,771
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	1,159	976,475
4.65%, 07/30/45	1,151	1,033,059
4.65%, 07/23/48	2,609	2,293,461
4.75%, 05/18/46	2,178	1,915,572
5.30%, 05/06/44	830	793,322
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	1,329	1,307,844
5.85%, 03/04/56(d)	1,720	1,726,917
5.88%, 01/30/42	964	1,005,580
6.13%, 08/25/36	678	703,176

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.68%, 09/13/43	$1,080	$1,197,133
6.88%, 03/05/38(a)	294	332,996
6.88%, 02/15/98(a)	184	213,294
8.13%, 07/15/39	1,380	1,728,865
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	867	660,450
3.74%, 09/12/39(a)(b)	1,620	1,337,726
3.90%, 07/12/47(b)	1,449	1,187,273
4.32%, 01/10/48(a)(b)	1,132	942,984
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,348	1,352,356
5.25%, 08/04/45(a)	1,097	1,070,899
5.75%, 12/01/43	1,042	1,072,981
5.80%(a)(b)	210	197,054
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	1,019	713,936
Fifth Third Bancorp, 8.25%, 03/01/38	568	698,118
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	1,541	1,107,971
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	2,353	1,776,783
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	2,271	1,757,158
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	2,752	2,400,082
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	1,721	1,559,632
4.75%, 10/21/45	1,875	1,698,455
4.80%, 07/08/44	1,978	1,799,574
5.15%, 05/22/45	2,098	1,968,709
5.56%, 11/19/45, (1-day SOFR + 1.580%)(a)(d)	2,785	2,763,598
5.73%, 01/28/56(d)	2,600	2,649,279
6.25%, 02/01/41	2,691	2,892,317
6.45%, 05/01/36(a)	896	955,617
6.75%, 10/01/37	5,606	6,138,746
HSBC Bank USA NA, 7.00%, 01/15/39	645	734,807
HSBC Bank USA NA/New York, 5.63%, 08/15/35	296	302,591
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,486	1,414,102
6.10%, 01/14/42(a)	673	728,327
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(d)	2,862	3,090,592
6.50%, 05/02/36	1,922	2,057,214
6.50%, 09/15/37(a)	1,515	1,633,745
6.50%, 09/15/37	977	1,029,904
6.80%, 06/01/38	1,607	1,769,494
HSBC USA Inc., 7.20%, 07/15/97(a)	497	616,724
Intesa Sanpaolo SpA
7.78%, 06/20/54, (1-year CMT + 3.900%)(b)(d)	1,338	1,529,682
7.80%, 11/28/53(b)	1,324	1,558,668
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	1,648	1,153,637
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	1,560	1,197,287
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)(d)	2,606	1,775,616
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	2,035	1,540,614
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	3,812	2,713,651
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	2,821	2,461,332
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	1,967	1,569,620
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	3,809	3,063,292
Security	Par (000)	Value
Banks (continued)
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	$1,674	$1,370,889
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	2,317	1,978,178
4.85%, 02/01/44	1,038	977,141
4.95%, 06/01/45(a)	1,904	1,775,657
5.40%, 01/06/42	1,267	1,283,051
5.50%, 10/15/40	1,274	1,302,399
5.53%, 11/29/45, (1-day SOFR + 1.550%)(a)(d)	2,385	2,395,619
5.60%, 07/15/41	1,776	1,831,031
5.63%, 08/16/43(a)	1,198	1,216,680
6.40%, 05/15/38(a)	2,732	3,049,680
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	719	525,014
4.34%, 01/09/48(a)	1,529	1,228,055
5.30%, 12/01/45(a)	769	722,143
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,520	1,314,327
4.15%, 03/07/39(a)	289	268,059
4.29%, 07/26/38(a)	299	280,584
Mizuho Financial Group Inc., 5.42%, 05/13/36(d)	200	203,040
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(d)	2,074	1,319,337
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	2,068	1,574,974
3.97%, 07/22/38(d)	1,968	1,717,050
4.30%, 01/27/45	2,570	2,203,467
4.38%, 01/22/47	2,253	1,935,406
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(d)	951	883,332
5.52%, 11/19/55, (1-day SOFR + 1.710%)(d)	3,000	2,995,691
5.60%, 03/24/51, (1-day SOFR + 4.840%)(d)	2,064	2,087,307
6.38%, 07/24/42	2,107	2,333,600
MUFG Bank Ltd., 4.70%, 03/10/44(b)	200	186,483
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	784	545,279
Regions Bank/Birmingham AL, 6.45%, 06/26/37	286	301,715
Regions Financial Corp., 7.38%, 12/10/37	195	222,702
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	208	183,526
Societe Generale SA
3.63%, 03/01/41(b)	778	552,029
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(b)(d)	560	413,758
5.63%, 11/24/45(b)	305	274,033
7.13%, 01/19/55, (1-year CMT + 2.950%)(b)(d)	910	934,311
7.37%, 01/10/53(a)(b)	722	758,698
Standard Chartered PLC
5.30%, 01/09/43(b)	917	868,726
5.70%, 03/26/44(b)	1,766	1,748,068
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	446	305,449
2.93%, 09/17/41	738	547,078
3.05%, 01/14/42	375	284,060
5.84%, 07/09/44	980	1,020,557
6.18%, 07/13/43(a)	953	1,046,156
UBS AG/London, 4.50%, 06/26/48(a)	989	865,115
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(b)(d)	1,032	774,753
4.88%, 05/15/45	1,898	1,734,125
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(a)(b)(d)	1,580	1,544,284
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wachovia Corp.
5.50%, 08/01/35	$719	$734,015
7.50%, 04/15/35(a)	386	452,849
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	3,726	2,821,960
3.90%, 05/01/45	2,668	2,142,394
4.40%, 06/14/46	2,552	2,127,939
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	3,555	3,086,451
4.65%, 11/04/44	2,191	1,913,651
4.75%, 12/07/46	2,470	2,149,373
4.90%, 11/17/45	2,484	2,230,422
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	5,408	4,994,427
5.38%, 11/02/43	1,964	1,895,739
5.61%, 01/15/44	2,158	2,129,471
5.95%, 12/01/86	271	278,094
Wells Fargo Bank NA
5.85%, 02/01/37	885	924,922
5.95%, 08/26/36	500	528,425
6.60%, 01/15/38(a)	1,390	1,544,430
Westpac Banking Corp.
2.96%, 11/16/40	846	628,693
3.13%, 11/18/41	729	540,120
4.42%, 07/24/39	637	581,977
		214,041,646
Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	5,536	5,370,617
4.90%, 02/01/46	9,784	9,148,757
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	25	21,125
4.63%, 02/01/44	679	622,380
4.70%, 02/01/36	765	742,146
4.90%, 02/01/46	1,842	1,718,880
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	450	415,876
4.38%, 04/15/38(a)	1,075	997,309
4.44%, 10/06/48	2,427	2,113,866
4.50%, 06/01/50(a)	210	188,842
4.60%, 04/15/48	5	4,523
4.60%, 06/01/60	5	4,375
4.75%, 04/15/58	745	669,517
4.95%, 01/15/42	1,525	1,457,013
5.45%, 01/23/39	2,310	2,365,607
5.55%, 01/23/49	4,408	4,481,730
5.80%, 01/23/59	2,038	2,141,664
5.88%, 06/15/35	365	392,477
8.00%, 11/15/39	616	783,623
8.20%, 01/15/39	1,348	1,731,472
Bacardi Ltd.
5.15%, 05/15/38(b)	239	223,884
5.30%, 05/15/48(b)	718	660,726
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)(b)	468	463,126
Brown-Forman Corp.
3.75%, 01/15/43	285	225,375
4.00%, 04/15/38(a)	195	172,399
4.50%, 07/15/45	620	545,568
Coca-Cola Co. (The)
2.50%, 06/01/40	1,070	777,747
Security	Par (000)	Value
Beverages (continued)
2.50%, 03/15/51	$1,504	$920,722
2.60%, 06/01/50	1,581	995,060
2.75%, 06/01/60	1,008	615,878
2.88%, 05/05/41	757	571,482
3.00%, 03/05/51	1,764	1,203,859
4.20%, 03/25/50	587	508,318
5.20%, 01/14/55	1,520	1,494,426
5.30%, 05/13/54	1,070	1,067,769
5.40%, 05/13/64	1,715	1,710,421
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	454	442,557
Constellation Brands Inc.
3.75%, 05/01/50	863	642,016
4.10%, 02/15/48(a)	614	489,043
4.50%, 05/09/47	564	476,707
5.25%, 11/15/48(a)	509	475,054
Diageo Capital PLC
3.88%, 04/29/43	528	434,451
5.88%, 09/30/36	526	565,103
Diageo Investment Corp.
4.25%, 05/11/42	510	445,975
7.45%, 04/15/35	535	637,736
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50(a)	540	401,562
Heineken NV
4.00%, 10/01/42(a)(b)	531	449,177
4.35%, 03/29/47(b)	715	614,836
Keurig Dr Pepper Inc.
3.35%, 03/15/51	712	494,586
3.80%, 05/01/50	782	596,765
4.42%, 12/15/46	419	355,172
4.50%, 11/15/45	565	490,077
4.50%, 04/15/52(a)	1,181	1,009,575
5.09%, 05/25/48(a)	410	380,946
Molson Coors Beverage Co.
4.20%, 07/15/46	1,820	1,502,047
5.00%, 05/01/42(a)	1,088	1,019,367
PepsiCo Inc.
2.63%, 10/21/41	762	546,415
2.75%, 10/21/51(a)	1,101	710,074
2.88%, 10/15/49	1,085	728,777
3.38%, 07/29/49	571	422,139
3.45%, 10/06/46	952	727,518
3.50%, 03/19/40	315	262,647
3.60%, 08/13/42	420	340,845
3.63%, 03/19/50	964	740,286
3.88%, 03/19/60	544	422,065
4.00%, 03/05/42	524	452,233
4.00%, 05/02/47	590	490,187
4.20%, 07/18/52	565	473,424
4.25%, 10/22/44	315	275,767
4.45%, 04/14/46	994	892,348
4.60%, 07/17/45	345	308,538
4.65%, 02/15/53	544	492,246
4.88%, 11/01/40	333	324,252
5.25%, 07/17/54	865	857,611
5.50%, 01/15/40	475	495,328
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)(b)	484	297,372
Pernod Ricard SA, 5.50%, 01/15/42(b)	893	876,792
		70,588,175

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 1.9%
Amgen Inc.
2.77%, 09/01/53	$1,317	$803,545
2.80%, 08/15/41	822	595,998
3.00%, 01/15/52(a)	1,238	821,365
3.15%, 02/21/40	1,789	1,385,921
3.38%, 02/21/50	1,953	1,408,589
4.20%, 02/22/52	1,174	944,071
4.40%, 05/01/45	2,350	2,021,705
4.40%, 02/22/62	1,249	1,015,425
4.56%, 06/15/48	1,577	1,368,026
4.66%, 06/15/51	3,757	3,285,750
4.88%, 03/01/53	1,250	1,119,080
4.95%, 10/01/41	703	659,163
5.15%, 11/15/41	941	901,066
5.60%, 03/02/43	2,822	2,842,695
5.65%, 06/15/42	506	511,876
5.65%, 03/02/53	4,533	4,545,142
5.75%, 03/15/40	399	409,297
5.75%, 03/02/63	2,780	2,784,001
6.38%, 06/01/37(a)	456	504,738
6.40%, 02/01/39	285	311,220
6.90%, 06/01/38	265	301,749
Baxalta Inc., 5.25%, 06/23/45	520	498,954
Biogen Inc.
3.15%, 05/01/50	1,596	1,039,169
3.25%, 02/15/51(a)	786	518,392
5.20%, 09/15/45	1,093	1,011,329
CSL Finance PLC
4.63%, 04/27/42(b)	545	495,128
4.75%, 04/27/52(b)	1,069	951,998
4.95%, 04/27/62(a)(b)	479	429,030
5.42%, 04/03/54(b)	810	794,221
Gilead Sciences Inc.
2.60%, 10/01/40	1,179	853,082
2.80%, 10/01/50	1,729	1,112,094
4.00%, 09/01/36	770	699,949
4.15%, 03/01/47	1,871	1,563,776
4.50%, 02/01/45	1,754	1,556,437
4.60%, 09/01/35	1,067	1,035,206
4.75%, 03/01/46	2,326	2,130,366
4.80%, 04/01/44	1,774	1,642,663
5.10%, 06/15/35	810	817,020
5.50%, 11/15/54	885	897,367
5.55%, 10/15/53	1,104	1,124,513
5.60%, 11/15/64	790	801,975
5.65%, 12/01/41	978	1,005,881
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	911	556,131
Royalty Pharma PLC
3.30%, 09/02/40	1,033	781,156
3.35%, 09/02/51	776	513,017
3.55%, 09/02/50(a)	1,043	723,152
5.90%, 09/02/54	532	525,497
		52,617,925
Building Materials — 0.6%
Carrier Global Corp.
3.38%, 04/05/40	1,409	1,123,653
3.58%, 04/05/50	1,426	1,061,602
6.20%, 03/15/54	735	799,666
CRH America Finance Inc.
4.40%, 05/09/47(b)	420	356,936
4.50%, 04/04/48(a)(b)	625	538,204
Security	Par (000)	Value
Building Materials (continued)
5.88%, 01/09/55	$310	$323,994
CRH America Inc., 5.13%, 05/18/45(b)	531	505,579
Fortune Brands Innovations Inc., 4.50%, 03/25/52(a)	471	382,472
Holcim Finance U.S. LLC, 4.75%, 09/22/46(b)	290	256,120
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(b)	205	212,987
6.88%, 09/29/39(b)	242	259,976
Johnson Controls International PLC
4.50%, 02/15/47	578	500,890
4.63%, 07/02/44	411	367,820
4.95%, 07/02/64(c)	291	256,379
6.00%, 01/15/36	368	392,573
Lafarge SA, 7.13%, 07/15/36	375	422,431
Martin Marietta Materials Inc.
3.20%, 07/15/51	1,187	793,967
4.25%, 12/15/47	714	596,989
5.50%, 12/01/54(a)	495	483,584
Masco Corp.
3.13%, 02/15/51(a)	326	214,741
4.50%, 05/15/47(a)	427	362,041
Owens Corning
4.30%, 07/15/47(a)	642	530,154
4.40%, 01/30/48(a)	459	383,645
5.95%, 06/15/54(a)	630	649,841
7.00%, 12/01/36	376	429,650
Trane Technologies Financing Ltd.
4.50%, 03/21/49	373	327,651
4.65%, 11/01/44	272	248,923
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48(a)	443	376,983
5.75%, 06/15/43	483	500,423
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	222,751
Vulcan Materials Co.
4.50%, 06/15/47(a)	695	600,111
4.70%, 03/01/48	522	464,389
5.70%, 12/01/54	725	729,986
		15,677,111
Chemicals — 1.5%
Air Liquide Finance SA, 3.50%, 09/27/46(b)	630	493,533
Air Products and Chemicals Inc.
2.70%, 05/15/40	768	567,897
2.80%, 05/15/50	991	640,560
Albemarle Corp.
5.45%, 12/01/44(a)	382	351,326
5.65%, 06/01/52(a)	476	412,676
CF Industries Inc.
4.95%, 06/01/43(a)	799	718,428
5.38%, 03/15/44	794	754,577
Dow Chemical Co. (The)
3.60%, 11/15/50	1,166	818,522
4.38%, 11/15/42	1,409	1,187,841
4.63%, 10/01/44	541	464,722
4.80%, 05/15/49(a)	820	700,938
5.25%, 11/15/41	764	720,553
5.55%, 11/30/48	874	837,607
5.60%, 02/15/54(a)	820	783,139
5.95%, 03/15/55	500	495,318
6.90%, 05/15/53(a)	875	977,977
9.40%, 05/15/39	511	691,760
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
DuPont de Nemours Inc.
5.32%, 11/15/38(a)	$998	$1,038,046
5.42%, 11/15/48	2,169	2,247,057
Eastman Chemical Co.
4.65%, 10/15/44	886	770,969
4.80%, 09/01/42	525	471,008
Ecolab Inc.
2.13%, 08/15/50	537	300,263
2.70%, 12/15/51	885	559,787
2.75%, 08/18/55	742	458,807
3.95%, 12/01/47	406	335,587
5.50%, 12/08/41	449	460,049
FMC Corp.
4.50%, 10/01/49	468	358,090
6.38%, 05/18/53	576	563,806
GC Treasury Center Co. Ltd., 4.30%, 03/18/51(b)	95	72,993
International Flavors & Fragrances Inc.
3.27%, 11/15/40(a)(b)	818	606,829
3.47%, 12/01/50(a)(b)	1,534	1,039,617
4.38%, 06/01/47	490	396,928
5.00%, 09/26/48(a)	790	689,322
Linde Inc./CT
2.00%, 08/10/50	374	206,317
3.55%, 11/07/42	760	615,452
LYB International Finance BV
4.88%, 03/15/44	739	653,004
5.25%, 07/15/43	817	757,586
LYB International Finance III LLC
3.38%, 10/01/40	828	624,922
3.63%, 04/01/51	1,028	715,649
3.80%, 10/01/60(a)	598	413,228
4.20%, 10/15/49	906	699,765
4.20%, 05/01/50	1,045	806,432
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	959	783,459
Mosaic Co. (The)
4.88%, 11/15/41	355	321,720
5.63%, 11/15/43	485	471,289
Nutrien Ltd.
3.95%, 05/13/50	516	399,008
4.13%, 03/15/35	392	356,962
4.90%, 06/01/43	535	491,531
5.00%, 04/01/49(a)	719	656,310
5.25%, 01/15/45	513	485,278
5.63%, 12/01/40	446	449,858
5.80%, 03/27/53(a)	788	802,078
5.88%, 12/01/36	532	555,627
6.13%, 01/15/41	409	429,834
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(b)	508	405,804
5.88%, 09/17/44(a)(b)	774	659,352
6.75%, 09/19/42(a)(b)	435	416,057
PPG Industries Inc., 5.50%, 11/15/40	255	254,752
RPM International Inc.
4.25%, 01/15/48(a)	245	208,897
5.25%, 06/01/45	314	302,953
Sherwin-Williams Co. (The)
2.90%, 03/15/52	533	339,201
3.30%, 05/15/50(a)	454	314,454
3.80%, 08/15/49(a)	506	386,945
4.00%, 12/15/42	319	261,830
4.50%, 06/01/47	1,264	1,097,162
Security	Par (000)	Value
Chemicals (continued)
4.55%, 08/01/45	$413	$362,630
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	726	490,089
4.25%, 01/22/50(b)	290	230,224
Westlake Corp.
2.88%, 08/15/41	449	311,027
3.13%, 08/15/51	639	411,719
3.38%, 08/15/61(a)	526	324,598
4.38%, 11/15/47(a)	413	335,547
5.00%, 08/15/46(a)	670	603,574
		41,398,656
Commercial Services — 1.6%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)(b)	150	121,278
American University (The), Series 2019, 3.67%, 04/01/49	535	417,469
Brown University, Series A, 2.92%, 09/01/50	503	349,870
California Endowment (The), Series 2021, 2.50%, 04/01/51	410	251,747
California Institute of Technology
3.65%, 09/01/2119	387	256,839
4.32%, 08/01/45	413	369,638
4.70%, 11/01/2111	410	348,410
Case Western Reserve University, 5.41%, 06/01/2122	235	229,081
Claremont Mckenna College, 3.78%, 01/01/2122	225	153,754
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	765	648,854
5.63%, 09/25/48(b)	1,331	1,260,340
6.85%, 07/02/37(a)(b)	2,125	2,339,011
Duke University
3.20%, 10/01/38(a)	120	100,471
3.30%, 10/01/46	275	210,650
Series 2020, 2.68%, 10/01/44(a)	397	292,605
Series 2020, 2.76%, 10/01/50	239	159,501
Series 2020, 2.83%, 10/01/55	577	375,518
Emory University, Series 2020, 2.97%, 09/01/50	361	248,382
Equifax Inc., 7.00%, 07/01/37(a)	230	259,886
ERAC USA Finance LLC
4.20%, 11/01/46(b)	738	619,481
4.50%, 02/15/45(b)	611	538,932
5.40%, 05/01/53(b)	1,000	989,000
5.63%, 03/15/42(a)(b)	417	427,160
7.00%, 10/15/37(b)	1,245	1,430,721
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47	406	338,512
Series 2020, 2.42%, 06/01/50	489	303,054
Series 2020, 2.82%, 06/01/70	695	410,360
George Washington University (The)
4.87%, 09/15/45	357	340,675
Series 2014, 4.30%, 09/15/44	287	255,403
Series 2016, 3.55%, 09/15/46	249	194,789
Series 2018, 4.13%, 09/15/48	817	693,366
Georgetown University (The)
5.12%, 04/01/53(a)	180	178,791
Series 20A, 2.94%, 04/01/50(a)	286	193,798
Series A, 5.22%	260	240,969
Series B, 4.32%, 04/01/49(a)	362	315,224
Global Payments Inc.
4.15%, 08/15/49	715	550,920
5.95%, 08/15/52(a)	719	718,062

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Howard University, 5.21%, 10/01/52	$225	$201,988
ITR Concession Co. LLC, 5.18%, 07/15/35(b)	259	254,340
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	326	277,480
Series A, 2.81%, 01/01/60	310	193,679
Leland Stanford Junior University (The)
2.41%, 06/01/50(a)	388	243,162
3.46%, 05/01/47	255	198,924
3.65%, 05/01/48(a)	777	627,580
Massachusetts Institute of Technology
3.07%, 04/01/52	505	357,290
3.89%, 07/01/2116	470	343,290
3.96%, 07/01/38(a)	544	504,430
4.68%	534	471,108
5.60%	717	757,331
Series F, 2.99%, 07/01/50	474	334,180
Series G, 2.29%, 07/01/51(a)	351	209,812
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	318	246,622
Moody's Corp.
2.55%, 08/18/60	296	156,506
2.75%, 08/19/41	570	406,139
3.10%, 11/29/61	422	264,779
3.25%, 05/20/50(a)	284	197,754
3.75%, 02/25/52	547	419,568
4.88%, 12/17/48	389	358,148
5.25%, 07/15/44	520	508,915
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	245	167,482
Northwestern University
3.69%, 12/01/38(a)	130	114,227
3.87%, 12/01/48(a)	300	248,490
4.64%, 12/01/44	555	526,761
Series 2017, 3.66%, 12/01/57(a)	247	190,460
Series 2020, 2.64%, 12/01/50	222	144,635
PayPal Holdings Inc.
3.25%, 06/01/50(a)	1,099	762,182
5.05%, 06/01/52(a)	971	911,936
5.25%, 06/01/62(a)	476	443,965
5.50%, 06/01/54(a)	415	414,220
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	630	591,617
President and Fellows of Harvard College
2.52%, 10/15/50(a)	419	265,486
3.15%, 07/15/46	490	368,353
3.30%, 07/15/56	349	250,330
3.62%, 10/01/37	187	166,289
3.75%, 11/15/52(a)	529	423,469
4.88%, 10/15/40(a)	275	274,311
6.50%, 01/15/39(b)	155	180,300
Quanta Services Inc., 3.05%, 10/01/41(a)	578	412,428
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	887	553,110
S&P Global Inc.
2.30%, 08/15/60	720	376,172
3.25%, 12/01/49	635	453,260
3.70%, 03/01/52	937	723,459
3.90%, 03/01/62	461	352,428
4.50%, 05/15/48(a)	185	161,535
6.55%, 11/15/37(a)	270	307,662
Thomas Jefferson University, 3.85%, 11/01/57(a)	163	121,521
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Boston College
3.13%, 07/01/52(a)	$257	$183,171
3.99%, 07/01/47	225	189,864
Trustees of Boston University, Series CC, 4.06%, 10/01/48	315	280,037
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	180	174,815
Trustees of Dartmouth College, 3.47%, 06/01/46	280	214,439
Trustees of Princeton University (The)
4.20%, 03/01/52	160	140,813
5.70%, 03/01/39(a)	169	183,705
Series 2020, 2.52%, 07/01/50(a)	420	272,008
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	249	171,213
4.67%, 09/01/2112	255	223,714
Series 2020, 2.40%, 10/01/50(a)	220	135,069
Trustees of Tufts College
3.10%, 08/15/51	195	133,929
Series 2012, 5.02%, 04/15/2112(a)	200	177,915
University of Chicago (The)
4.00%, 10/01/53	355	296,440
Series 20B, 2.76%, 04/01/45	180	138,920
Series C, 2.55%, 04/01/50(a)	310	208,975
University of Miami, 4.06%, 04/01/52(a)	450	369,731
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	382	302,188
Series 2017, 3.39%, 02/15/48	418	322,111
University of Southern California
2.81%, 10/01/50	266	178,266
3.03%, 10/01/39	192	157,778
4.98%, 10/01/53(a)	460	449,294
5.25%, 10/01/2111(a)	237	232,219
Series 2017, 3.84%, 10/01/47	432	359,924
Series 21A, 2.95%, 10/01/51	444	301,951
Series A, 3.23%, 10/01/2120	370	224,019
Verisk Analytics Inc.
3.63%, 05/15/50	470	343,792
5.50%, 06/15/45	378	369,500
Washington University (The)
3.52%, 04/15/54(a)	465	354,470
4.35%	392	315,410
Wesleyan University, 4.78%, 07/01/2116(a)	206	175,768
William Marsh Rice University
3.57%, 05/15/45	318	259,587
3.77%, 05/15/55	250	199,651
Yale University, Series 2020, 2.40%, 04/15/50(a)	461	286,391
		42,898,711
Computers — 1.9%
Apple Inc.
2.38%, 02/08/41	1,380	981,252
2.40%, 08/20/50	1,340	816,236
2.55%, 08/20/60(a)	1,679	1,005,320
2.65%, 05/11/50	2,565	1,652,600
2.65%, 02/08/51	3,019	1,923,116
2.70%, 08/05/51(a)	2,041	1,305,354
2.80%, 02/08/61	1,830	1,120,849
2.85%, 08/05/61	1,400	868,326
2.95%, 09/11/49	1,663	1,145,949
3.45%, 02/09/45	2,080	1,639,897
3.75%, 09/12/47	1,240	1,004,901
3.75%, 11/13/47	1,427	1,152,787
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.85%, 05/04/43	$2,999	$2,551,702
3.85%, 08/04/46	1,736	1,431,919
3.95%, 08/08/52	1,569	1,285,053
4.10%, 08/08/62	1,265	1,031,268
4.25%, 02/09/47	1,160	1,023,233
4.38%, 05/13/45	2,137	1,932,060
4.45%, 05/06/44	1,017	952,594
4.50%, 02/23/36(a)	1,264	1,261,481
4.65%, 02/23/46	3,973	3,735,134
4.85%, 05/10/53(a)	1,316	1,284,488
Dell Inc.
5.40%, 09/10/40(a)	233	226,745
6.50%, 04/15/38	320	342,431
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	860	649,335
3.45%, 12/15/51(a)	734	510,424
8.10%, 07/15/36	966	1,164,518
8.35%, 07/15/46(a)	715	927,297
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,620	1,576,647
6.20%, 10/15/35	740	792,771
6.35%, 10/15/45(a)	1,343	1,419,038
HP Inc., 6.00%, 09/15/41(a)	1,147	1,176,914
IBM International Capital Pte Ltd.
5.25%, 02/05/44	1,000	966,351
5.30%, 02/05/54(a)	1,413	1,344,198
International Business Machines Corp.
2.85%, 05/15/40	619	458,171
2.95%, 05/15/50(a)	682	445,576
3.43%, 02/09/52	746	524,981
4.00%, 06/20/42	1,094	916,369
4.15%, 05/15/39	1,936	1,706,371
4.25%, 05/15/49(a)	2,958	2,446,929
4.70%, 02/19/46	767	689,224
4.90%, 07/27/52	765	695,283
5.10%, 02/06/53	801	748,647
5.60%, 11/30/39	735	753,470
5.70%, 02/10/55	1,000	1,006,693
7.13%, 12/01/96	412	523,200
Kyndryl Holdings Inc., 4.10%, 10/15/41(a)	506	405,301
		53,522,403
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47	514	412,218
4.00%, 08/15/45	614	529,834
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49(a)	757	500,709
3.70%, 08/15/42	299	231,859
4.15%, 03/15/47	518	418,730
4.38%, 06/15/45	446	373,122
5.15%, 05/15/53(a)	690	666,038
6.00%, 05/15/37(a)	190	200,911
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	1,137	898,930
Kenvue Inc.
5.05%, 03/22/53(a)	1,625	1,561,022
5.10%, 03/22/43(a)	800	785,770
5.20%, 03/22/63	865	829,466
Procter & Gamble Co. (The)
3.50%, 10/25/47	415	332,100
3.55%, 03/25/40	701	597,987
3.60%, 03/25/50	603	471,959
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.55%, 03/05/37(a)	$675	$725,113
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	796	505,337
		10,041,105
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46	455	368,355
4.20%, 05/15/47	597	503,110
4.60%, 06/15/45	1,017	932,508
		1,803,973
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41(a)	1,672	1,347,697
American Express Co., 4.05%, 12/03/42(a)	716	614,585
Apollo Global Management Inc., 5.80%, 05/21/54	802	815,731
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	582	422,550
Ares Management Corp., 5.60%, 10/11/54	755	731,911
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(b)	433	272,102
2.85%, 08/05/51(b)	620	387,450
3.20%, 01/30/52(b)	1,013	691,212
3.50%, 09/10/49(b)	428	310,213
4.00%, 10/02/47(b)	375	300,248
4.45%, 07/15/45(b)	230	199,101
5.00%, 06/15/44(b)	541	505,902
6.25%, 08/15/42(b)	390	412,209
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	420	314,353
Brookfield Finance Inc.
3.50%, 03/30/51	768	544,393
3.63%, 02/15/52(a)	763	553,975
4.70%, 09/20/47	910	808,768
5.97%, 03/04/54(a)	990	1,030,307
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	600	422,709
CI Financial Corp., 4.10%, 06/15/51(a)	255	183,019
CME Group Inc.
4.15%, 06/15/48(a)	702	602,976
5.30%, 09/15/43	866	884,345
FMR LLC
5.15%, 02/01/43(b)	350	340,190
6.45%, 11/15/39(b)	475	537,730
6.50%, 12/14/40(b)	402	450,447
Franklin Resources Inc., 2.95%, 08/12/51	440	285,028
Invesco Finance PLC, 5.38%, 11/30/43	508	494,621
Jefferies Financial Group Inc.
6.25%, 01/15/36	702	725,753
6.50%, 01/20/43	527	559,784
6.63%, 10/23/43(a)	303	320,667
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	596	584,685
Legg Mason Inc., 5.63%, 01/15/44	705	705,376
LSEGA Financing PLC, 3.20%, 04/06/41(b)	900	694,085
Mastercard Inc.
2.95%, 03/15/51	638	429,367
3.65%, 06/01/49	1,014	788,724
3.80%, 11/21/46(a)	592	483,259
3.85%, 03/26/50	1,541	1,239,741
3.95%, 02/26/48	489	402,490
Nasdaq Inc.
2.50%, 12/21/40	854	589,059

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.25%, 04/28/50	$582	$401,184
3.95%, 03/07/52	431	339,480
5.95%, 08/15/53	745	775,311
6.10%, 06/28/63	810	844,760
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	286	246,578
Raymond James Financial Inc.
3.75%, 04/01/51	776	576,353
4.95%, 07/15/46	805	737,504
Visa Inc.
2.00%, 08/15/50	1,827	1,018,479
2.70%, 04/15/40	942	710,457
3.65%, 09/15/47	795	630,026
4.15%, 12/14/35(a)	1,476	1,398,939
4.30%, 12/14/45	3,470	3,065,142
Voya Financial Inc.
4.80%, 06/15/46	394	345,183
5.70%, 07/15/43	392	387,257
Western Union Co. (The)
6.20%, 11/17/36(a)	494	507,453
6.20%, 06/21/40	204	207,799
		34,178,667
Electric — 12.9%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	1,152	806,612
4.00%, 10/03/49(b)	623	491,819
4.75%, 03/09/37(b)	345	329,111
6.50%, 10/27/36(a)(b)	1,200	1,327,550
AEP Texas Inc.
3.45%, 05/15/51	528	364,788
3.80%, 10/01/47	353	263,036
5.25%, 05/15/52	610	560,123
Series G, 4.15%, 05/01/49	301	235,399
Series H, 3.45%, 01/15/50	457	319,804
AEP Transmission Co. LLC
3.15%, 09/15/49	380	257,931
3.75%, 12/01/47	524	404,024
3.80%, 06/15/49	369	282,201
4.00%, 12/01/46	415	334,429
4.25%, 09/15/48	326	268,356
4.50%, 06/15/52	565	483,205
5.40%, 03/15/53	665	654,032
Series M, 3.65%, 04/01/50	547	408,553
Series N, 2.75%, 08/15/51	471	294,376
Alabama Power Co.
3.00%, 03/15/52(a)	769	503,448
3.13%, 07/15/51	583	391,581
3.45%, 10/01/49	685	496,013
3.75%, 03/01/45	763	604,596
3.85%, 12/01/42	370	304,129
4.10%, 01/15/42(a)	255	214,916
4.15%, 08/15/44	404	341,928
4.30%, 01/02/46	525	449,356
5.50%, 03/15/41	263	265,455
6.00%, 03/01/39	402	429,063
6.13%, 05/15/38	295	320,981
Series 11-C, 5.20%, 06/01/41(a)	245	236,988
Series A, 4.30%, 07/15/48(a)	529	443,686
Series B, 3.70%, 12/01/47	560	427,582
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	719	553,108
Security	Par (000)	Value
Electric (continued)
Ameren Illinois Co.
2.90%, 06/15/51	$351	$228,808
3.25%, 03/15/50	217	153,268
3.70%, 12/01/47	532	413,690
4.15%, 03/15/46	455	382,952
4.30%, 07/01/44	215	185,050
4.50%, 03/15/49	518	450,258
4.80%, 12/15/43	270	245,707
5.55%, 07/01/54	615	623,166
5.63%, 03/01/55	525	534,118
5.90%, 12/01/52	373	394,449
American Electric Power Co. Inc., 3.25%, 03/01/50	417	277,782
American Transmission Systems Inc., 5.00%, 09/01/44(b)	476	446,457
Appalachian Power Co.
4.40%, 05/15/44	298	250,080
4.45%, 06/01/45	361	300,287
7.00%, 04/01/38	454	504,806
Series L, 5.80%, 10/01/35(a)	185	189,331
Series P, 6.70%, 08/15/37	210	228,766
Series Y, 4.50%, 03/01/49	375	308,802
Series Z, 3.70%, 05/01/50	480	343,754
Arizona Public Service Co.
2.65%, 09/15/50	545	328,832
3.35%, 05/15/50(a)	505	352,927
3.50%, 12/01/49	262	185,375
3.75%, 05/15/46	383	292,612
4.20%, 08/15/48	317	256,511
4.25%, 03/01/49	286	232,655
4.35%, 11/15/45	559	467,981
4.50%, 04/01/42	386	337,114
4.70%, 01/15/44	270	235,619
5.05%, 09/01/41	351	325,475
5.50%, 09/01/35(a)	285	287,331
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	186	195,753
Avista Corp.
4.00%, 04/01/52	343	263,611
4.35%, 06/01/48	446	379,395
Baltimore Gas & Electric Co.
2.90%, 06/15/50	433	279,191
3.20%, 09/15/49	450	306,549
3.50%, 08/15/46	569	423,531
3.75%, 08/15/47	330	255,062
4.25%, 09/15/48	355	293,210
4.55%, 06/01/52	556	477,777
5.40%, 06/01/53	734	715,551
5.65%, 06/01/54	440	440,684
6.35%, 10/01/36	420	458,065
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)(b)	342	300,915
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	1,544	964,158
3.80%, 07/15/48	757	584,472
4.25%, 10/15/50	1,153	935,981
4.45%, 01/15/49	988	835,978
4.50%, 02/01/45	726	635,356
4.60%, 05/01/53	1,029	875,916
5.15%, 11/15/43	853	823,568
5.95%, 05/15/37	554	584,760
6.13%, 04/01/36	1,617	1,727,014
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Black Hills Corp.
3.88%, 10/15/49(a)	$372	$280,895
4.20%, 09/15/46(a)	280	227,968
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	275	282,024
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	195	172,799
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	543	434,534
3.60%, 03/01/52	479	355,497
3.95%, 03/01/48	426	340,633
4.50%, 04/01/44	512	457,708
5.30%, 04/01/53(a)	460	446,218
Series AC, 4.25%, 02/01/49	743	617,647
Series AD, 2.90%, 07/01/50(a)	276	179,476
Series AF, 3.35%, 04/01/51(a)	682	483,467
Series AJ, 4.85%, 10/01/52	277	252,381
CenterPoint Energy Inc., 3.70%, 09/01/49(a)	330	243,000
CEZ A/S, 5.63%, 04/03/42(a)(b)	403	362,274
Cleco Corporate Holdings LLC, 4.97%, 05/01/46(a)	404	352,798
Cleco Power LLC
6.00%, 12/01/40(a)	235	245,803
6.50%, 12/01/35(a)	150	164,854
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	296	307,954
CMS Energy Corp.
4.70%, 03/31/43	200	176,945
4.88%, 03/01/44	391	357,157
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	187	186,996
Comision Federal de Electricidad
4.68%, 02/09/51(b)	647	442,073
5.75%, 02/14/42(a)(b)	716	628,446
6.13%, 06/16/45(a)(b)	540	471,618
6.26%, 02/15/52(a)(b)	565	481,719
Commonwealth Edison Co.
3.00%, 03/01/50	693	459,553
3.65%, 06/15/46	695	534,591
3.70%, 03/01/45	383	301,204
3.80%, 10/01/42	325	263,870
4.00%, 03/01/48	821	656,819
4.00%, 03/01/49	438	348,154
4.35%, 11/15/45	423	361,980
4.60%, 08/15/43	355	318,873
4.70%, 01/15/44	347	313,579
5.30%, 02/01/53	589	570,246
5.65%, 06/01/54	425	431,694
6.45%, 01/15/38	479	528,997
Series 123, 3.75%, 08/15/47	707	550,195
Series 127, 3.20%, 11/15/49	350	240,649
Series 130, 3.13%, 03/15/51	699	469,043
Series 131, 2.75%, 09/01/51	520	322,806
Series 133, 3.85%, 03/15/52	485	371,282
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	847	679,081
4.30%, 04/15/44	514	444,914
5.25%, 01/15/53(a)	551	535,130
6.35%, 06/01/36	150	162,998
Series A, 4.15%, 06/01/45	377	316,525
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	608	411,308
Security	Par (000)	Value
Electric (continued)
3.60%, 06/15/61(a)	$783	$551,154
3.70%, 11/15/59	643	455,932
3.85%, 06/15/46	597	471,475
3.95%, 03/01/43	702	578,065
4.45%, 03/15/44	866	756,469
4.50%, 12/01/45	661	576,557
4.50%, 05/15/58	744	616,856
4.63%, 12/01/54	788	680,778
5.70%, 06/15/40	335	346,158
5.70%, 05/15/54	998	1,012,053
5.90%, 11/15/53	945	984,249
6.15%, 11/15/52	650	698,023
Series 05-A, 5.30%, 03/01/35	313	319,164
Series 06-A, 5.85%, 03/15/36	365	385,091
Series 06-B, 6.20%, 06/15/36	390	422,893
Series 06-E, 5.70%, 12/01/36(a)	212	220,333
Series 07-A, 6.30%, 08/15/37	524	574,111
Series 08-B, 6.75%, 04/01/38	595	674,998
Series 09-C, 5.50%, 12/01/39	570	576,358
Series 12-A, 4.20%, 03/15/42	408	350,083
Series 2017, 3.88%, 06/15/47(a)	530	414,135
Series 20B, 3.95%, 04/01/50	1,213	966,162
Series A, 4.13%, 05/15/49	731	588,494
Series C, 3.00%, 12/01/60	585	356,742
Series C, 4.00%, 11/15/57	334	254,252
Series C, 4.30%, 12/01/56(a)	508	407,841
Series E, 4.65%, 12/01/48	629	552,133
Consorcio Transmantaro SA, 5.20%, 04/11/38(b)	922	866,420
Constellation Energy Generation LLC
5.60%, 06/15/42(a)	769	753,539
5.75%, 10/01/41	345	343,906
5.75%, 03/15/54	1,480	1,457,006
6.25%, 10/01/39	792	836,788
6.50%, 10/01/53	809	870,120
Consumers Energy Co.
2.50%, 05/01/60	315	176,486
3.10%, 08/15/50	552	385,691
3.25%, 08/15/46	480	358,948
3.50%, 08/01/51	551	412,202
3.75%, 02/15/50	270	212,407
3.95%, 05/15/43	394	331,348
3.95%, 07/15/47	345	280,838
4.05%, 05/15/48(a)	576	476,102
4.10%, 11/15/45	150	123,940
4.20%, 09/01/52(a)	490	407,446
4.35%, 04/15/49(a)	594	513,033
4.35%, 08/31/64	276	225,706
Dayton Power & Light Co. (The), 3.95%, 06/15/49	413	315,802
Delmarva Power & Light Co.
4.00%, 06/01/42	248	204,540
4.15%, 05/15/45(a)	391	324,007
Dominion Energy Inc.
4.70%, 12/01/44	462	403,368
4.85%, 08/15/52(a)	695	608,143
7.00%, 06/15/38(a)	368	419,253
Series A, 4.60%, 03/15/49	361	305,114
Series B, 3.30%, 04/15/41	487	368,501
Series B, 5.95%, 06/15/35	490	514,595
Series C, 4.05%, 09/15/42	369	299,586
Series C, 4.90%, 08/01/41	572	522,756

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	$393	$355,241
5.10%, 06/01/65	501	452,664
5.45%, 02/01/41	372	372,511
6.05%, 01/15/38(a)	478	513,301
6.25%, 10/15/53	530	581,056
DTE Electric Co.
2.95%, 03/01/50	450	304,551
3.70%, 03/15/45	617	491,144
3.70%, 06/01/46	349	274,550
3.75%, 08/15/47	475	373,722
3.95%, 06/15/42	275	228,321
3.95%, 03/01/49	716	580,405
4.30%, 07/01/44	323	281,214
5.40%, 04/01/53(a)	581	582,580
5.70%, 10/01/37	188	195,064
Series A, 4.00%, 04/01/43	361	302,586
Series A, 4.05%, 05/15/48	560	464,846
Series A, 6.63%, 06/01/36	195	216,785
Series B, 3.25%, 04/01/51	602	426,085
Series B, 3.65%, 03/01/52	595	451,016
Duke Energy Carolinas LLC
3.20%, 08/15/49	821	567,016
3.45%, 04/15/51	537	386,442
3.55%, 03/15/52	723	526,356
3.70%, 12/01/47	567	436,812
3.75%, 06/01/45	567	450,143
3.88%, 03/15/46	576	463,298
3.95%, 03/15/48	603	480,383
4.00%, 09/30/42	648	540,236
4.25%, 12/15/41	649	563,428
5.30%, 02/15/40	810	812,169
5.35%, 01/15/53	933	910,308
5.40%, 01/15/54	772	759,777
6.00%, 01/15/38	556	595,367
6.05%, 04/15/38	664	716,864
6.10%, 06/01/37(a)	527	562,784
Duke Energy Corp.
3.30%, 06/15/41	761	574,902
3.50%, 06/15/51(a)	771	538,008
3.75%, 09/01/46	1,553	1,176,617
3.95%, 08/15/47	506	387,772
4.20%, 06/15/49	653	517,835
4.80%, 12/15/45(a)	661	586,580
5.00%, 08/15/52(a)	1,435	1,280,729
5.80%, 06/15/54	755	755,918
6.10%, 09/15/53	788	820,320
Duke Energy Florida LLC
3.00%, 12/15/51	613	402,484
3.40%, 10/01/46	688	506,823
3.85%, 11/15/42	345	281,634
4.20%, 07/15/48	444	369,081
5.65%, 04/01/40	361	376,902
5.95%, 11/15/52	540	559,257
6.20%, 11/15/53	730	788,214
6.35%, 09/15/37	544	594,858
6.40%, 06/15/38	989	1,094,765
Duke Energy Indiana LLC
2.75%, 04/01/50	633	400,815
3.75%, 05/15/46	551	424,806
5.40%, 04/01/53	545	529,778
Security	Par (000)	Value
Electric (continued)
6.12%, 10/15/35	$360	$388,335
6.35%, 08/15/38	505	552,890
6.45%, 04/01/39	525	579,929
Series UUU, 4.20%, 03/15/42	244	205,668
Series WWW, 4.90%, 07/15/43	356	329,947
Series YYY, 3.25%, 10/01/49	571	395,268
Duke Energy Ohio Inc.
3.70%, 06/15/46	394	301,515
4.30%, 02/01/49	459	377,300
5.55%, 03/15/54	480	474,386
5.65%, 04/01/53	420	422,707
Duke Energy Progress LLC
2.50%, 08/15/50	665	397,597
2.90%, 08/15/51	509	326,146
3.60%, 09/15/47(a)	571	429,435
3.70%, 10/15/46	519	395,035
4.00%, 04/01/52	503	398,625
4.10%, 05/15/42	487	411,461
4.10%, 03/15/43	631	532,483
4.15%, 12/01/44	523	437,940
4.20%, 08/15/45	750	629,412
4.38%, 03/30/44	416	362,075
5.35%, 03/15/53	535	517,855
6.30%, 04/01/38	378	413,411
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	886	963,892
El Paso Electric Co.
5.00%, 12/01/44(a)	308	271,479
6.00%, 05/15/35	261	269,169
Electricite de France SA
4.75%, 10/13/35(a)(b)	418	391,578
4.88%, 09/21/38(b)	491	450,176
4.88%, 01/22/44(b)	908	806,971
4.95%, 10/13/45(b)	1,031	916,405
5.00%, 09/21/48(a)(b)	1,214	1,076,014
5.25%, 10/13/55(b)	216	190,721
5.60%, 01/27/40(a)(b)	798	797,308
6.00%, 04/22/64(b)	1,265	1,208,058
6.00%, 01/22/2114(a)(b)	574	554,185
6.38%, 01/13/55(b)	800	820,111
6.90%, 05/23/53(b)	885	976,272
6.95%, 01/26/39(b)	1,595	1,785,041
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	190	199,098
Emera U.S. Finance LP, 4.75%, 06/15/46	1,254	1,072,055
Enel Finance America LLC, 2.88%, 07/12/41(b)	936	652,109
Enel Finance International NV
4.75%, 05/25/47(a)(b)	1,531	1,328,716
5.50%, 06/15/52(b)	990	938,816
6.00%, 10/07/39(b)	1,479	1,520,157
6.80%, 09/15/37(a)(b)	901	992,471
7.75%, 10/14/52(b)	954	1,160,879
Entergy Arkansas LLC
2.65%, 06/15/51	742	454,038
3.35%, 06/15/52	450	312,956
4.20%, 04/01/49	573	470,618
4.95%, 12/15/44	255	234,691
5.75%, 06/01/54	425	435,201
Entergy Corp., 3.75%, 06/15/50	645	470,955
Entergy Louisiana LLC
2.90%, 03/15/51	690	440,664
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.10%, 06/15/41	$463	$345,290
4.20%, 09/01/48	917	745,803
4.20%, 04/01/50	568	461,262
4.75%, 09/15/52	512	456,320
4.95%, 01/15/45	452	411,740
5.70%, 03/15/54	680	690,086
5.80%, 03/15/55	700	714,411
Entergy Mississippi LLC
3.50%, 06/01/51	424	303,942
3.85%, 06/01/49	461	353,909
5.85%, 06/01/54	325	335,972
Entergy Texas Inc.
3.55%, 09/30/49	495	358,527
4.50%, 03/30/39	358	328,295
5.00%, 09/15/52(a)	336	307,271
5.15%, 06/01/45(a)	190	180,418
5.55%, 09/15/54	385	381,676
5.80%, 09/01/53	372	382,329
Evergy Kansas Central Inc.
3.25%, 09/01/49	490	338,803
3.45%, 04/15/50	470	335,363
4.10%, 04/01/43	439	367,403
4.13%, 03/01/42	541	460,357
4.25%, 12/01/45	443	371,292
4.63%, 09/01/43	229	200,480
5.70%, 03/15/53(a)	349	355,298
Evergy Kansas South Inc., 4.30%, 07/15/44(b)	254	212,212
Evergy Metro Inc.
4.20%, 06/15/47	276	226,834
4.20%, 03/15/48	330	270,802
5.30%, 10/01/41	396	388,348
Series 2019, 4.13%, 04/01/49	400	322,826
Series B, 6.05%, 11/15/35(a)	165	175,293
Eversource Energy, 3.45%, 01/15/50	668	474,186
Exelon Corp.
4.10%, 03/15/52(a)	707	555,261
4.45%, 04/15/46	734	617,397
4.70%, 04/15/50	746	637,863
4.95%, 06/15/35	325	313,966
5.10%, 06/15/45(a)	794	734,967
5.60%, 03/15/53	1,085	1,061,946
5.63%, 06/15/35	487	498,561
5.88%, 03/15/55	750	757,715
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	179	179,343
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	805	556,280
Series C, 4.85%, 07/15/47	735	643,296
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38(a)	219	232,659
FirstEnergy Transmission LLC
4.55%, 04/01/49(b)	510	442,873
5.45%, 07/15/44(a)(b)	406	398,405
Florida Power & Light Co.
2.88%, 12/04/51	1,250	808,470
3.15%, 10/01/49(a)	880	612,665
3.70%, 12/01/47	793	618,296
3.80%, 12/15/42	339	277,975
3.95%, 03/01/48	1,114	896,719
3.99%, 03/01/49	735	596,326
4.05%, 06/01/42	587	499,348
Security	Par (000)	Value
Electric (continued)
4.05%, 10/01/44	$581	$487,976
4.13%, 02/01/42	595	511,340
4.13%, 06/01/48	597	493,323
4.95%, 06/01/35	258	257,737
5.13%, 06/01/41	245	240,951
5.25%, 02/01/41	402	398,390
5.30%, 04/01/53	751	736,556
5.60%, 06/15/54	848	867,454
5.65%, 02/01/37	490	514,851
5.69%, 03/01/40(a)	506	531,485
5.70%, 03/15/55	525	543,933
5.80%, 03/15/65	300	312,261
5.95%, 02/01/38	582	624,922
5.96%, 04/01/39	467	501,896
Georgia Power Co.
4.30%, 03/15/42	1,105	962,867
4.30%, 03/15/43	394	340,793
5.13%, 05/15/52(a)	800	759,728
5.40%, 06/01/40(a)	287	287,445
Series 10-C, 4.75%, 09/01/40	478	448,272
Series A, 3.25%, 03/15/51	747	517,363
Series B, 3.70%, 01/30/50(a)	504	381,880
Great River Energy, 6.25%, 07/01/38(b)	189	195,411
Iberdrola International BV, 6.75%, 07/15/36(a)	400	451,765
Idaho Power Co.
3.65%, 03/01/45(a)	259	196,854
5.50%, 03/15/53	450	446,012
5.80%, 04/01/54(a)	305	314,739
Series K, 4.20%, 03/01/48(a)	505	416,591
Indiana Michigan Power Co.
3.25%, 05/01/51	515	350,201
4.25%, 08/15/48	475	387,011
5.63%, 04/01/53	500	500,790
6.05%, 03/15/37	388	409,564
Series K, 4.55%, 03/15/46	430	374,631
Series L, 3.75%, 07/01/47	340	259,895
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	375	302,958
4.70%, 09/01/45(a)(b)	266	232,898
5.70%, 04/01/54(a)(b)	565	571,807
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(b)	840	609,395
4.88%, 01/14/48(b)	517	390,632
Interchile SA, 4.50%, 06/30/56(b)	1,400	1,128,440
International Transmission Co., 4.63%, 08/15/43	300	264,982
Interstate Power & Light Co.
3.10%, 11/30/51	378	250,422
3.50%, 09/30/49(a)	516	374,347
3.70%, 09/15/46	419	320,445
4.70%, 10/15/43	238	211,818
6.25%, 07/15/39(a)	190	205,353
Interstate Power and Light Co., 5.45%, 09/30/54(a)	250	245,294
ITC Holdings Corp., 5.30%, 07/01/43(a)	268	256,490
Jersey Central Power & Light Co., 6.15%, 06/01/37(a)	261	277,327
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	140	139,513
Kentucky Utilities Co.
3.30%, 06/01/50	476	331,257
4.38%, 10/01/45	594	508,497
5.13%, 11/01/40	762	740,755

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 1, 4.65%, 11/15/43	$272	$240,504
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	157	160,228
Louisville Gas & Electric Co.
4.25%, 04/01/49	411	336,294
4.38%, 10/01/45	215	184,896
4.65%, 11/15/43(a)	242	213,927
5.13%, 11/15/40(a)	170	165,180
Majapahit Holding BV, 7.88%, 06/29/37(b)	55	66,044
Massachusetts Electric Co.
4.00%, 08/15/46(a)(b)	400	318,838
5.87%, 02/26/54(b)	410	420,842
5.90%, 11/15/39(b)	677	700,975
MidAmerican Energy Co.
2.70%, 08/01/52	590	366,937
3.15%, 04/15/50	713	490,475
3.65%, 08/01/48	925	710,863
3.95%, 08/01/47	872	701,390
4.25%, 05/01/46	476	402,274
4.25%, 07/15/49	979	816,536
4.40%, 10/15/44	420	370,554
4.80%, 09/15/43	351	325,291
5.30%, 02/01/55	730	707,899
5.75%, 11/01/35	161	171,529
5.80%, 10/15/36	345	365,139
5.85%, 09/15/54(a)	1,220	1,274,629
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	578	552,039
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	428	368,190
Series B, 3.10%, 07/30/51	295	196,886
Monongahela Power Co., 5.40%, 12/15/43(b)	544	532,052
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	232	192,094
5.64%, 03/15/40(a)(b)	268	270,807
National Grid USA, 5.80%, 04/01/35	362	372,595
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	534	447,047
4.40%, 11/01/48	313	264,240
Nevada Power Co.
5.38%, 09/15/40(a)	265	265,602
5.45%, 05/15/41(a)	215	213,192
5.90%, 05/01/53	527	541,181
6.00%, 03/15/54	545	573,649
Series EE, 3.13%, 08/01/50	334	220,977
Series N, 6.65%, 04/01/36	376	414,579
Series R, 6.75%, 07/01/37	320	359,757
New England Power Co.
2.81%, 10/06/50(b)	408	255,195
3.80%, 12/05/47(b)	579	446,422
5.94%, 11/25/52(a)(b)	245	255,521
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	167,001
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52(a)	469	299,679
5.11%, 09/29/57(b)	15	13,608
5.25%, 02/28/53(a)	980	916,590
5.45%, 03/15/35	80	80,912
5.55%, 03/15/54(a)	783	759,951
5.90%, 03/15/55	800	815,789
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	489	317,957
4.12%, 11/28/42(a)(b)	350	290,051
Security	Par (000)	Value
Electric (continued)
5.66%, 01/17/54(b)	$715	$711,975
5.78%, 09/16/52(b)	615	622,287
Northern States Power Co./MN
2.60%, 06/01/51	606	370,377
2.90%, 03/01/50	785	517,370
3.20%, 04/01/52	526	360,414
3.40%, 08/15/42	448	349,352
3.60%, 05/15/46	452	348,057
3.60%, 09/15/47	717	548,707
4.00%, 08/15/45	305	251,343
4.13%, 05/15/44	308	260,813
4.50%, 06/01/52	490	424,831
4.85%, 08/15/40(a)	245	228,849
5.10%, 05/15/53(a)	818	777,451
5.25%, 07/15/35(a)	224	225,653
5.35%, 11/01/39(a)	268	272,139
5.40%, 03/15/54	790	784,204
6.20%, 07/01/37	278	305,083
6.25%, 06/01/36(a)	401	446,724
Northern States Power Co./WI, 5.65%, 06/15/54	380	393,063
NorthWestern Corp., 4.18%, 11/15/44	358	301,194
NSTAR Electric Co.
3.10%, 06/01/51	417	281,291
4.40%, 03/01/44	266	230,247
4.55%, 06/01/52	435	374,354
4.95%, 09/15/52(a)	487	449,774
5.50%, 03/15/40	302	304,742
Oglethorpe Power Corp.
3.75%, 08/01/50	395	286,695
4.20%, 12/01/42(a)	244	199,803
4.25%, 04/01/46(a)	230	184,860
4.50%, 04/01/47(a)	550	464,838
4.55%, 06/01/44(a)	270	229,870
5.05%, 10/01/48	480	438,301
5.25%, 09/01/50	302	282,356
5.38%, 11/01/40	415	407,372
5.80%, 06/01/54(b)	795	808,305
5.90%, 02/01/55(b)	200	204,206
5.95%, 11/01/39(a)	293	303,113
6.20%, 12/01/53	380	402,131
Ohio Edison Co.
6.88%, 07/15/36	330	372,680
8.25%, 10/15/38(a)	245	311,505
Ohio Power Co.
4.00%, 06/01/49	467	364,003
4.15%, 04/01/48	430	344,128
Series F, 5.85%, 10/01/35	255	263,501
Series R, 2.90%, 10/01/51(a)	620	388,123
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	300	234,076
3.90%, 05/01/43	210	169,225
4.00%, 12/15/44	260	210,149
4.15%, 04/01/47(a)	286	232,367
4.55%, 03/15/44	256	228,564
5.25%, 05/15/41(a)	240	237,309
5.60%, 04/01/53	627	627,651
5.85%, 06/01/40(a)	240	250,102
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	537	327,892
3.10%, 09/15/49	726	487,927
3.70%, 05/15/50	386	287,935
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.75%, 04/01/45	$564	$444,460
3.80%, 09/30/47	333	258,787
3.80%, 06/01/49	498	381,718
4.10%, 11/15/48	514	415,211
4.55%, 12/01/41	415	374,817
4.60%, 06/01/52	406	350,238
4.95%, 09/15/52	921	839,307
5.25%, 09/30/40	441	436,263
5.30%, 06/01/42(a)	307	301,809
5.35%, 10/01/52(a)	435	421,539
5.55%, 06/15/54	845	836,377
7.50%, 09/01/38	318	382,287
Pacific Gas and Electric Co.
3.30%, 08/01/40	1,056	790,320
3.50%, 08/01/50	2,205	1,503,605
3.75%, 08/15/42	368	281,212
3.95%, 12/01/47	819	615,317
4.00%, 12/01/46	656	498,649
4.20%, 06/01/41	468	380,551
4.25%, 03/15/46(a)	432	340,979
4.30%, 03/15/45	620	494,935
4.45%, 04/15/42	391	328,334
4.50%, 07/01/40	1,866	1,612,981
4.50%, 12/15/41(a)	254	208,183
4.60%, 06/15/43	395	334,101
4.75%, 02/15/44	634	542,552
4.95%, 07/01/50	3,185	2,747,613
5.25%, 03/01/52	686	613,397
5.90%, 10/01/54	562	549,522
6.15%, 03/01/55	1,000	1,011,800
6.70%, 04/01/53	841	903,310
6.75%, 01/15/53	1,730	1,862,619
PacifiCorp
2.90%, 06/15/52	1,182	723,731
3.30%, 03/15/51	643	430,784
4.10%, 02/01/42	280	230,249
4.13%, 01/15/49	645	509,474
4.15%, 02/15/50	627	494,376
5.25%, 06/15/35	285	287,199
5.35%, 12/01/53	1,372	1,283,590
5.50%, 05/15/54(a)	1,245	1,190,439
5.75%, 04/01/37	615	625,742
5.80%, 01/15/55	1,524	1,519,188
6.00%, 01/15/39	614	637,168
6.10%, 08/01/36	355	374,172
6.25%, 10/15/37(a)	613	647,851
6.35%, 07/15/38	345	365,140
PECO Energy Co.
2.80%, 06/15/50	392	253,330
2.85%, 09/15/51	445	286,947
3.00%, 09/15/49	410	278,451
3.05%, 03/15/51	355	237,365
3.70%, 09/15/47	393	305,134
3.90%, 03/01/48	719	571,539
4.15%, 10/01/44	289	244,919
4.38%, 08/15/52	447	379,789
4.60%, 05/15/52	365	321,036
4.80%, 10/15/43	265	243,065
5.25%, 09/15/54	235	227,514
5.95%, 10/01/36	261	282,037
Security	Par (000)	Value
Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)(b)	$1,390	$1,017,296
4.38%, 02/05/50(b)	590	463,208
4.88%, 07/17/49(b)	1,028	865,147
5.25%, 10/24/42(b)	875	800,301
5.25%, 05/15/47(b)	655	587,248
6.15%, 05/21/48(b)	685	689,810
6.25%, 01/25/49(b)	700	710,358
Potomac Electric Power Co.
4.15%, 03/15/43	686	582,991
5.50%, 03/15/54	520	520,006
6.50%, 11/15/37	480	539,402
7.90%, 12/15/38(a)	240	303,911
PPL Electric Utilities Corp.
3.00%, 10/01/49	435	296,085
3.95%, 06/01/47	500	411,592
4.13%, 06/15/44	302	258,744
4.15%, 10/01/45	364	311,296
4.15%, 06/15/48	402	338,379
4.75%, 07/15/43	370	343,353
5.20%, 07/15/41(a)	240	233,866
5.25%, 05/15/53	723	712,579
6.25%, 05/15/39	135	150,305
Progress Energy Inc., 6.00%, 12/01/39	650	675,010
Public Service Co. of Colorado
3.55%, 06/15/46(a)	257	188,205
3.60%, 09/15/42(a)	508	399,591
3.80%, 06/15/47	418	321,594
3.95%, 03/15/43	249	200,469
4.05%, 09/15/49	378	298,190
4.10%, 06/15/48	502	400,334
4.30%, 03/15/44	285	241,895
4.50%, 06/01/52	378	324,965
4.75%, 08/15/41	239	215,209
5.25%, 04/01/53	841	796,694
5.75%, 05/15/54	1,105	1,128,065
6.50%, 08/01/38	355	391,636
Series 17, 6.25%, 09/01/37	340	369,333
Series 34, 3.20%, 03/01/50	680	462,914
Series 36, 2.70%, 01/15/51	455	281,555
Public Service Co. of New Hampshire
3.60%, 07/01/49	322	243,302
5.15%, 01/15/53	287	273,990
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37(a)	209	225,727
Series K, 3.15%, 08/15/51(a)	442	292,224
Public Service Electric & Gas Co.
2.05%, 08/01/50	398	213,904
2.70%, 05/01/50	374	236,059
3.00%, 03/01/51	487	324,943
3.15%, 01/01/50	348	241,933
3.20%, 08/01/49	500	351,085
3.60%, 12/01/47	362	275,185
3.65%, 09/01/42	355	283,987
3.80%, 01/01/43	375	307,801
3.80%, 03/01/46	546	435,872
3.85%, 05/01/49	406	323,239
3.95%, 05/01/42	461	388,821
4.05%, 05/01/48	330	270,681
4.15%, 11/01/45	259	217,955

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.13%, 03/15/53	$535	$510,953
5.30%, 08/01/54(a)	475	462,562
5.38%, 11/01/39(a)	215	218,880
5.45%, 08/01/53	393	393,276
5.45%, 03/01/54	555	554,569
5.50%, 03/01/40	300	307,590
5.70%, 12/01/36(a)	184	191,597
5.80%, 05/01/37(a)	247	261,863
Series D, 5.25%, 07/01/35(a)	70	70,554
Series I, 4.00%, 06/01/44(a)	260	212,667
Series K, 4.05%, 05/01/45	254	207,725
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	65	65,311
Puget Sound Energy Inc.
2.89%, 09/15/51	400	252,851
3.25%, 09/15/49	436	302,859
4.22%, 06/15/48	594	492,202
4.30%, 05/20/45	481	400,536
4.43%, 11/15/41	261	225,427
5.45%, 06/01/53	376	369,438
5.48%, 06/01/35	154	157,466
5.64%, 04/15/41	310	313,763
5.69%, 06/15/54	600	609,373
5.76%, 10/01/39	295	305,841
5.76%, 07/15/40(a)	265	271,325
5.80%, 03/15/40(a)	299	308,416
6.27%, 03/15/37	250	271,693
6.72%, 06/15/36	130	143,933
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	755	756,412
RWE Finance U.S. LLC, 6.25%, 04/16/54(b)	1,180	1,196,784
San Diego Gas & Electric Co.
3.70%, 03/15/52	578	427,577
3.95%, 11/15/41	571	462,688
4.15%, 05/15/48	410	334,439
4.30%, 04/01/42	252	209,787
4.50%, 08/15/40	557	505,353
5.35%, 05/15/35	209	213,079
5.35%, 05/15/40(a)	240	234,667
5.35%, 04/01/53(a)	859	825,326
5.55%, 04/15/54(a)	648	639,085
6.00%, 06/01/39	268	282,544
Series FFF, 6.13%, 09/15/37	220	232,109
Series RRR, 3.75%, 06/01/47	441	339,712
Series TTT, 4.10%, 06/15/49	536	427,453
Series UUU, 3.32%, 04/15/50	527	366,468
Series WWW, 2.95%, 08/15/51	942	609,084
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	845	799,285
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	1,047	1,046,663
Sempra
3.80%, 02/01/38	1,103	912,375
4.00%, 02/01/48	833	629,719
6.00%, 10/15/39(a)	827	846,624
Sierra Pacific Power Co.
5.90%, 03/15/54	412	424,199
Series P, 6.75%, 07/01/37	265	295,687
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	248	251,552
Southern California Edison Co.
3.45%, 02/01/52(a)	720	486,313
3.65%, 02/01/50(a)	1,167	827,481
Security	Par (000)	Value
Electric (continued)
3.90%, 12/01/41(a)	$260	$202,898
4.00%, 04/01/47	1,799	1,375,852
4.05%, 03/15/42(a)	415	331,198
4.50%, 09/01/40	527	458,828
4.65%, 10/01/43	746	639,409
5.50%, 03/15/40	481	461,757
5.63%, 02/01/36	454	453,343
5.70%, 03/01/53	450	431,692
5.75%, 04/15/54(a)	395	379,743
5.88%, 12/01/53(a)	666	652,697
5.90%, 03/01/55(a)	375	371,981
6.05%, 03/15/39	476	485,087
Series 04-G, 5.75%, 04/01/35	325	328,551
Series 05-B, 5.55%, 01/15/36	225	221,229
Series 05-E, 5.35%, 07/15/35	333	328,687
Series 06-E, 5.55%, 01/15/37	378	373,612
Series 08-A, 5.95%, 02/01/38(a)	592	600,973
Series 13-A, 3.90%, 03/15/43	492	382,666
Series 20A, 2.95%, 02/01/51	690	431,081
Series B, 4.88%, 03/01/49	651	557,456
Series C, 3.60%, 02/01/45	388	284,121
Series C, 4.13%, 03/01/48	1,325	1,017,899
Series E, 5.45%, 06/01/52(a)	355	328,127
Series H, 3.65%, 06/01/51	684	479,188
Southern Co. (The)
4.25%, 07/01/36	512	467,233
4.40%, 07/01/46(a)	2,154	1,814,800
4.85%, 03/15/35	570	551,860
Southern Power Co.
5.15%, 09/15/41(a)	600	575,020
5.25%, 07/15/43	310	294,082
Series F, 4.95%, 12/15/46	413	371,224
Southwestern Electric Power Co.
3.25%, 11/01/51	1,115	741,259
6.20%, 03/15/40	349	374,674
Series J, 3.90%, 04/01/45	413	318,045
Series L, 3.85%, 02/01/48	460	345,204
Southwestern Public Service Co.
3.40%, 08/15/46	317	228,278
3.70%, 08/15/47	352	263,222
3.75%, 06/15/49	380	284,940
4.50%, 08/15/41(a)	403	354,787
6.00%, 10/01/36(a)	241	251,075
6.00%, 06/01/54	555	573,242
Series 6, 4.40%, 11/15/48	307	255,014
Series 8, 3.15%, 05/01/50	863	578,542
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	590	556,849
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	465	445,203
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	640	647,873
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	400	358,223
Tampa Electric Co.
3.45%, 03/15/51(a)	375	268,170
3.63%, 06/15/50	360	266,678
4.10%, 06/15/42	229	194,799
4.20%, 05/15/45	288	233,555
4.30%, 06/15/48	370	308,061
4.35%, 05/15/44	299	257,227
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 06/15/49(a)	$381	$325,822
5.00%, 07/15/52(a)	270	250,176
6.15%, 05/15/37	200	212,649
6.55%, 05/15/36	200	218,793
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	312	291,145
Toledo Edison Co. (The), 6.15%, 05/15/37	310	333,960
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	216	176,139
6.00%, 06/15/40(a)(b)	492	497,127
Tucson Electric Power Co.
3.25%, 05/01/51(a)	266	180,509
4.00%, 06/15/50(a)	301	236,226
4.85%, 12/01/48	369	329,707
5.50%, 04/15/53	330	325,760
5.90%, 04/15/55	495	508,308
Union Electric Co.
2.63%, 03/15/51	791	489,015
3.25%, 10/01/49(a)	363	256,471
3.65%, 04/15/45	521	405,096
3.90%, 09/15/42	479	394,696
3.90%, 04/01/52(a)	525	412,703
4.00%, 04/01/48	461	369,987
5.13%, 03/15/55	435	410,127
5.25%, 01/15/54	335	322,551
5.30%, 08/01/37	242	245,988
5.45%, 03/15/53	484	476,428
8.45%, 03/15/39	287	370,053
Virginia Electric & Power Co.
2.45%, 12/15/50	1,034	597,351
2.95%, 11/15/51	1,048	672,647
3.30%, 12/01/49	567	397,056
4.00%, 01/15/43	466	384,448
4.45%, 02/15/44	663	578,554
4.60%, 12/01/48	622	542,324
5.35%, 01/15/54	600	578,044
5.45%, 04/01/53	772	751,166
5.55%, 08/15/54	630	624,781
5.70%, 08/15/53(a)	710	712,749
6.35%, 11/30/37	437	476,233
8.88%, 11/15/38	672	892,112
Series A, 6.00%, 05/15/37	608	643,364
Series B, 3.80%, 09/15/47	568	441,130
Series B, 4.20%, 05/15/45	367	305,833
Series B, 6.00%, 01/15/36	543	574,371
Series C, 4.00%, 11/15/46	517	415,752
Series C, 4.63%, 05/15/52	648	561,087
Series D, 4.65%, 08/15/43	548	494,933
Wisconsin Electric Power Co.
3.65%, 12/15/42(a)	236	184,286
4.25%, 06/01/44	176	147,439
4.30%, 12/15/45(a)	181	151,244
4.30%, 10/15/48(a)	292	249,684
5.05%, 10/01/54(a)	285	266,808
5.70%, 12/01/36	300	316,924
Wisconsin Power and Light Co.
3.65%, 04/01/50	329	246,049
4.10%, 10/15/44	215	174,811
6.38%, 08/15/37	185	201,822
7.60%, 10/01/38(a)	290	348,628
Security	Par (000)	Value
Electric (continued)
Wisconsin Public Service Corp.
2.85%, 12/01/51	$905	$583,042
3.30%, 09/01/49	374	264,530
3.67%, 12/01/42	238	190,472
4.75%, 11/01/44	455	414,818
Xcel Energy Inc.
3.50%, 12/01/49	521	366,991
4.80%, 09/15/41	263	235,752
6.50%, 07/01/36	290	314,759
		354,374,240
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50	446	292,157
2.80%, 12/21/51	1,020	657,558
5.25%, 11/15/39	302	310,079
6.13%, 04/15/39	275	300,288
		1,560,082
Electronics — 0.3%
Amphenol Corp., 5.38%, 11/15/54(a)	255	254,342
Fortive Corp., 4.30%, 06/15/46	599	500,382
Honeywell International Inc.
2.80%, 06/01/50	739	480,788
3.81%, 11/21/47	577	454,704
5.00%, 03/01/35	1,405	1,401,526
5.25%, 03/01/54(a)	1,780	1,716,555
5.35%, 03/01/64	624	603,599
5.38%, 03/01/41	383	388,310
5.70%, 03/15/36(a)	453	483,169
5.70%, 03/15/37(a)	541	570,085
Tyco Electronics Group SA, 7.13%, 10/01/37	455	532,387
		7,385,847
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)(b)	415	336,213
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	705	535,929
5.13%, 08/11/61(b)	1,402	1,028,928
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	330	259,613
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	332	234,399
Mexico City Airport Trust
5.50%, 10/31/46(b)	798	654,239
5.50%, 07/31/47(b)	2,136	1,749,734
		4,462,842
Entertainment — 0.4%
Warnermedia Holdings Inc.
5.05%, 03/15/42	4,550	3,769,810
5.14%, 03/15/52(a)	6,868	5,301,016
5.39%, 03/15/62(a)	2,324	1,785,651
		10,856,477
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	277	230,954
Republic Services Inc.
3.05%, 03/01/50	418	292,981
5.70%, 05/15/41	378	388,875
6.20%, 03/01/40	387	423,419

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Waste Connections Inc.
2.95%, 01/15/52	$836	$540,615
3.05%, 04/01/50	497	337,619
Waste Management Inc.
2.50%, 11/15/50(a)	489	297,286
2.95%, 06/01/41	369	278,730
3.90%, 03/01/35(a)	306	280,041
4.10%, 03/01/45	465	396,623
4.15%, 07/15/49	770	648,432
4.95%, 03/15/35	165	165,140
5.35%, 10/15/54	1,225	1,214,548
		5,495,263
Food — 2.0%
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	780	594,132
5.38%, 01/09/36(b)	710	704,750
Cencosud SA, 6.63%, 02/12/45(b)	200	206,850
Conagra Brands Inc.
5.30%, 11/01/38	943	907,377
5.40%, 11/01/48	965	898,415
Flowers Foods Inc., 6.20%, 03/15/55	10	10,293
General Mills Inc.
3.00%, 02/01/51(a)	736	485,120
4.15%, 02/15/43	470	394,573
4.55%, 04/17/38	184	171,014
4.70%, 04/17/48(a)	477	423,649
5.40%, 06/15/40	411	407,833
Gruma SAB de CV, 5.76%, 12/09/54(b)	115	110,112
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	570	437,436
4.70%, 11/10/47(b)	594	507,095
4.88%, 06/27/44(b)	345	308,325
Hershey Co. (The)
2.65%, 06/01/50(a)	503	316,656
3.13%, 11/15/49(a)	414	288,797
3.38%, 08/15/46	284	213,937
Hormel Foods Corp., 3.05%, 06/03/51(a)	754	507,674
Ingredion Inc.
3.90%, 06/01/50	355	271,258
6.63%, 04/15/37(a)	209	228,380
J.M. Smucker Co. (The)
4.25%, 03/15/35	464	430,357
4.38%, 03/15/45	557	474,349
6.50%, 11/15/43	784	854,813
6.50%, 11/15/53(a)	1,115	1,229,948
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	875	687,085
6.50%, 12/01/52	1,600	1,690,579
7.25%, 11/15/53	1,000	1,150,772
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(b)	790	822,953
Kellanova
4.50%, 04/01/46	625	547,041
5.75%, 05/16/54	400	413,782
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	510	521,874
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,860	2,391,722
4.63%, 10/01/39	380	346,897
4.88%, 10/01/49	1,534	1,359,181
5.00%, 07/15/35(a)	576	570,526
Security	Par (000)	Value
Food (continued)
5.00%, 06/04/42	$1,475	$1,367,337
5.20%, 07/15/45	1,726	1,617,089
5.50%, 06/01/50	830	799,631
6.50%, 02/09/40	608	662,621
6.88%, 01/26/39	795	894,269
7.13%, 08/01/39(b)	763	878,977
Kroger Co. (The)
3.88%, 10/15/46	506	393,151
3.95%, 01/15/50(a)	773	602,396
4.45%, 02/01/47	1,084	922,528
4.65%, 01/15/48	645	562,291
5.00%, 04/15/42	342	321,274
5.15%, 08/01/43	439	415,051
5.40%, 07/15/40(a)	320	316,431
5.40%, 01/15/49(a)	691	672,421
5.50%, 09/15/54	2,165	2,103,386
5.65%, 09/15/64	1,343	1,305,278
6.90%, 04/15/38(a)	225	254,317
Mars Inc.
2.38%, 07/16/40(b)	925	645,242
2.45%, 07/16/50(b)	497	292,837
3.88%, 04/01/39(a)(b)	599	516,327
3.95%, 04/01/44(a)(b)	307	254,194
3.95%, 04/01/49(a)(b)	923	734,982
4.13%, 04/01/54(b)	557	449,233
4.20%, 04/01/59(a)(b)	741	586,009
McCormick & Co. Inc./MD, 4.20%, 08/15/47	314	262,787
Mondelez International Inc., 2.63%, 09/04/50	1,295	790,930
Nestle Capital Corp., 5.10%, 03/12/54(a)(b)	680	662,592
Nestle Holdings Inc.
2.50%, 09/14/41(b)	590	417,493
2.63%, 09/14/51(a)(b)	572	357,997
3.90%, 09/24/38(b)	1,152	1,024,744
4.00%, 09/24/48(b)	2,112	1,743,084
4.70%, 01/15/53(a)(b)	1,043	953,259
Sysco Corp.
3.15%, 12/14/51	941	623,569
3.30%, 02/15/50(a)	544	377,148
4.45%, 03/15/48	483	405,942
4.50%, 04/01/46	506	434,861
4.85%, 10/01/45	530	480,219
5.38%, 09/21/35	330	336,118
6.60%, 04/01/40	335	372,415
6.60%, 04/01/50	1,214	1,355,197
Tesco PLC, 6.15%, 11/15/37(a)(b)	265	275,357
The Campbell's Co.
3.13%, 04/24/50(a)	588	394,247
4.75%, 03/23/35	30	28,987
4.80%, 03/15/48	767	684,849
5.25%, 10/13/54	410	383,648
Tyson Foods Inc.
4.55%, 06/02/47	770	659,333
5.10%, 09/28/48(a)	1,511	1,390,115
5.15%, 08/15/44	577	541,824
		54,409,542
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)(b)	467	402,717
5.50%, 11/02/47	387	349,819
5.50%, 04/30/49(a)(b)	530	471,684
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
International Paper Co.
4.35%, 08/15/48	$776	$649,687
4.40%, 08/15/47(a)	629	527,288
4.80%, 06/15/44	790	711,073
5.00%, 09/15/35(a)	391	388,732
5.15%, 05/15/46	440	410,350
6.00%, 11/15/41	633	661,071
7.30%, 11/15/39	419	490,333
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,218	1,296,476
		6,359,230
Gas — 1.0%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	272	264,861
5.75%, 09/16/44(a)(b)	250	253,733
Atmos Energy Corp.
2.85%, 02/15/52	654	417,818
3.38%, 09/15/49	560	402,289
4.13%, 10/15/44	751	630,816
4.13%, 03/15/49	456	369,929
4.15%, 01/15/43	559	477,104
4.30%, 10/01/48(a)	586	493,553
5.00%, 12/15/54(a)	605	557,982
5.50%, 06/15/41	435	442,701
5.75%, 10/15/52	537	554,733
6.20%, 11/15/53(a)	524	577,402
Boston Gas Co.
4.49%, 02/15/42(b)	445	381,708
6.12%, 07/20/53(a)(b)	440	455,982
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(b)	660	525,511
4.49%, 03/04/49(b)	517	423,527
4.50%, 03/10/46(a)(b)	387	325,897
6.42%, 07/18/54(a)(b)	460	492,469
CenterPoint Energy Resources Corp.
4.10%, 09/01/47	318	261,143
5.85%, 01/15/41	316	329,041
6.63%, 11/01/37	250	274,410
Centrica PLC, 5.38%, 10/16/43(b)	394	371,021
East Ohio Gas Co. (The), 3.00%, 06/15/50(b)	877	561,611
KeySpan Gas East Corp.
3.59%, 01/18/52(b)	464	319,256
5.82%, 04/01/41(b)	570	568,610
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	645	736,425
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	385	430,165
NiSource Inc.
3.95%, 03/30/48	787	617,998
4.38%, 05/15/47	1,037	872,379
4.80%, 02/15/44	715	647,408
5.00%, 06/15/52(a)	569	519,920
5.25%, 02/15/43	497	475,133
5.65%, 02/01/45	513	515,661
5.80%, 02/01/42	254	254,981
5.95%, 06/15/41	402	416,945
6.38%, 03/31/55, (5-year CMT + 2.527%)(d)	335	333,933
ONE Gas Inc.
4.50%, 11/01/48	457	389,651
4.66%, 02/01/44	606	547,689
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	392	269,425
3.64%, 11/01/46(a)	360	267,424
Security	Par (000)	Value
Gas (continued)
4.65%, 08/01/43	$274	$244,908
5.05%, 05/15/52	437	392,425
Southern California Gas Co.
3.75%, 09/15/42	400	316,899
4.45%, 03/15/44	250	213,939
5.13%, 11/15/40	421	407,591
5.60%, 04/01/54	560	551,853
5.75%, 06/01/53(a)	519	524,436
6.35%, 11/15/52	628	682,337
Series KK, 5.75%, 11/15/35(a)	295	302,637
Series UU, 4.13%, 06/01/48	414	334,385
Series VV, 4.30%, 01/15/49	549	452,162
Series WW, 3.95%, 02/15/50	325	251,592
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	601	473,706
4.40%, 06/01/43	514	447,071
4.40%, 05/30/47	517	432,373
5.88%, 03/15/41	696	715,842
Series 21A, 3.15%, 09/30/51	468	309,326
Southwest Gas Corp.
3.18%, 08/15/51	343	226,459
3.80%, 09/29/46(a)	238	181,177
4.15%, 06/01/49	372	294,210
Spire Inc., 4.70%, 08/15/44	315	274,776
Spire Missouri Inc., 3.30%, 06/01/51(a)	320	226,050
Washington Gas Light Co.
3.65%, 09/15/49	475	353,150
Series K, 3.80%, 09/15/46	421	328,545
		26,966,093
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50	528	365,309
4.10%, 03/01/48	268	222,944
Stanley Black & Decker Inc.
2.75%, 11/15/50(a)	739	436,854
4.85%, 11/15/48(a)	447	388,843
5.20%, 09/01/40(a)	360	349,583
		1,763,533
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,607	1,595,536
4.75%, 04/15/43(a)	781	757,097
4.90%, 11/30/46	3,323	3,207,097
5.30%, 05/27/40	803	832,331
6.00%, 04/01/39	497	552,630
6.15%, 11/30/37(a)	522	583,179
Alcon Finance Corp.
3.80%, 09/23/49(a)(b)	526	399,357
5.75%, 12/06/52(a)(b)	740	752,761
Baxter International Inc.
3.13%, 12/01/51(a)	918	602,339
3.50%, 08/15/46	410	298,403
4.50%, 06/15/43(a)	235	198,363
6.25%, 12/01/37(a)	150	157,083
Boston Scientific Corp.
4.55%, 03/01/39	517	488,419
4.70%, 03/01/49(a)	671	614,149
6.50%, 11/15/35	729	820,008
7.38%, 01/15/40	215	262,281

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Covidien International Finance SA, 6.55%, 10/15/37	$195	$218,072
Danaher Corp.
2.60%, 10/01/50	1,100	683,518
2.80%, 12/10/51(a)	1,099	701,926
4.38%, 09/15/45	537	471,567
DH Europe Finance II SARL
3.25%, 11/15/39	793	635,858
3.40%, 11/15/49(a)	897	655,886
GE HealthCare Technologies Inc., 6.38%, 11/22/52(a)	1,063	1,180,203
Koninklijke Philips NV
5.00%, 03/15/42	524	489,412
6.88%, 03/11/38	647	720,451
Medtronic Inc.
4.00%, 04/01/43(a)	265	231,874
4.38%, 03/15/35(a)	1,816	1,756,231
4.63%, 03/15/45(a)	1,835	1,679,900
Revvity Inc., 3.63%, 03/15/51	419	299,305
Solventum Corp.
5.90%, 04/30/54	1,270	1,290,918
6.00%, 05/15/64	580	588,464
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	813	595,361
Stryker Corp.
2.90%, 06/15/50(a)	615	412,911
4.10%, 04/01/43	397	338,742
4.38%, 05/15/44	443	386,601
4.63%, 03/15/46	1,017	917,156
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	1,252	908,524
4.10%, 08/15/47	723	607,106
5.30%, 02/01/44	398	395,203
5.40%, 08/10/43(a)	609	616,649
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35(a)	166	152,506
4.45%, 08/15/45	449	392,692
5.75%, 11/30/39	282	291,278
		29,739,347
Health Care - Services — 4.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	217	140,824
Adventist Health System/West, 3.63%, 03/01/49(a)	290	211,923
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	183,519
4.27%, 08/15/48	228	197,273
Series 2020, 3.01%, 06/15/50	145	99,257
Aetna Inc.
3.88%, 08/15/47(a)	110	82,004
4.50%, 05/15/42	499	420,735
4.75%, 03/15/44	352	304,011
6.63%, 06/15/36	792	851,649
6.75%, 12/15/37	510	555,449
AHS Hospital Corp.
5.02%, 07/01/45	436	421,750
Series 2021, 2.78%, 07/01/51	204	131,530
Allina Health System
2.90%, 11/15/51	317	205,889
4.81%, 11/15/45	254	233,490
Series 2019, 3.89%, 04/15/49	291	229,546
Security	Par (000)	Value
Health Care - Services (continued)
Ascension Health
3.95%, 11/15/46(a)	$1,139	$951,702
4.85%, 11/15/53	475	447,878
Series B, 3.11%, 11/15/39	434	343,516
Banner Health
2.91%, 01/01/42(a)	245	180,201
2.91%, 01/01/51	305	203,614
Series 2020, 3.18%, 01/01/50(a)	298	211,894
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	172,700
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	10	6,162
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	171,806
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	316	253,659
Baylor Scott & White Holdings
3.97%, 11/15/46	370	311,009
4.19%, 11/15/45	488	422,099
Series 2021, 2.84%, 11/15/50	980	648,716
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	195	128,571
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	215	149,919
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	192	133,143
Children's Health System of Texas, 2.51%, 08/15/50	327	204,380
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47(a)	237	201,535
Series 2020, 2.59%, 02/01/50	281	178,175
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	202,527
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	240	156,139
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	79	52,037
Cigna Group (The)
3.20%, 03/15/40	757	577,922
3.40%, 03/15/50	1,422	979,173
3.40%, 03/15/51	1,613	1,100,444
3.88%, 10/15/47	1,002	760,410
4.80%, 08/15/38	2,052	1,928,483
4.80%, 07/15/46	1,410	1,242,629
4.90%, 12/15/48	2,982	2,634,307
5.38%, 02/15/42(a)	161	153,186
5.60%, 02/15/54	1,595	1,545,276
6.13%, 11/15/41	449	469,098
City of Hope
Series 2013, 5.62%, 11/15/43	372	372,305
Series 2018, 4.38%, 08/15/48(a)	330	273,283
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	410	364,694
CommonSpirit Health
3.82%, 10/01/49	518	397,966
3.91%, 10/01/50	497	381,145
4.19%, 10/01/49	837	677,945
4.35%, 11/01/42(a)	704	607,766
5.55%, 12/01/54	330	326,198
6.46%, 11/01/52	215	241,017
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	$139	$92,840
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49(a)	291	218,189
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	399	289,693
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	264	209,424
Dignity Health
4.50%, 11/01/42	231	204,088
5.27%, 11/01/64	160	148,949
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	604	498,776
Elevance Health Inc.
3.13%, 05/15/50	1,240	819,851
3.60%, 03/15/51	1,524	1,098,020
3.70%, 09/15/49	881	648,590
4.38%, 12/01/47	1,393	1,157,398
4.55%, 03/01/48	926	786,513
4.55%, 05/15/52	886	742,555
4.63%, 05/15/42	858	762,093
4.65%, 01/15/43	996	887,693
4.65%, 08/15/44(a)	837	740,768
4.85%, 08/15/54	359	309,462
5.10%, 01/15/44	585	548,512
5.13%, 02/15/53	1,217	1,118,090
5.65%, 06/15/54	1,170	1,151,778
5.70%, 02/15/55	1,470	1,446,964
5.85%, 01/15/36	390	404,492
5.85%, 11/01/64	805	802,951
6.10%, 10/15/52	934	968,675
6.38%, 06/15/37	370	400,812
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	155	121,071
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	113,920
Hackensack Meridian Health Inc.
4.21%, 07/01/48	340	290,673
4.50%, 07/01/57	350	305,955
Series 2020, 2.68%, 09/01/41	550	396,783
Series 2020, 2.88%, 09/01/50(a)	529	349,997
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	80	58,249
HCA Inc.
3.50%, 07/15/51	1,563	1,053,049
4.38%, 03/15/42	500	419,878
4.63%, 03/15/52(a)	2,060	1,674,242
5.13%, 06/15/39	906	853,053
5.25%, 06/15/49	2,001	1,796,627
5.50%, 06/15/47(a)	1,497	1,401,926
5.90%, 06/01/53	1,090	1,063,046
5.95%, 09/15/54(a)	1,070	1,050,080
6.00%, 04/01/54	1,685	1,667,807
6.10%, 04/01/64	745	735,111
6.20%, 03/01/55	425	432,651
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	759	502,144
5.88%, 06/15/54(a)(b)	1,015	1,018,941
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	357	281,052
Humana Inc.
3.95%, 08/15/49	499	372,860
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 12/01/42	$395	$337,707
4.80%, 03/15/47	448	380,955
4.95%, 10/01/44(a)	735	643,409
5.50%, 03/15/53(a)	760	699,150
5.75%, 04/15/54	975	929,833
8.15%, 06/15/38	206	247,221
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	364	299,985
Series 2021, 2.85%, 11/01/51	205	134,959
Inova Health System Foundation, 4.07%, 05/15/52(a)	230	191,451
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	240	179,775
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	142,356
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	446	369,618
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,546	1,315,104
4.88%, 04/01/42	584	556,717
Series 2019, 3.27%, 11/01/49	988	717,030
Series 2021, 2.81%, 06/01/41	1,337	983,472
Series 2021, 3.00%, 06/01/51(a)	1,553	1,051,844
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	914	808,809
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	142	112,979
Series 2020, 3.19%, 07/01/49(a)	89	63,527
Series 2020, 3.34%, 07/01/60	399	274,944
Mayo Clinic
3.77%, 11/15/43(a)	200	166,610
Series 2013, 4.00%, 11/15/47(a)	150	127,438
Series 2016, 4.13%, 11/15/52(a)	258	218,264
Series 2021, 3.20%, 11/15/61(a)	516	347,104
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	331	284,271
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	57,715
Memorial Health Services, 3.45%, 11/01/49	324	241,254
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	155	129,713
5.00%, 07/01/42	396	386,492
Series 2015, 4.20%, 07/01/55	470	398,035
Series 2020, 2.96%, 01/01/50(a)	50	34,109
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	331	211,754
Montefiore Obligated Group
4.29%, 09/01/50	135	98,955
Series 18-C, 5.25%, 11/01/48(a)	162	137,761
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	199	151,650
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	199	147,650
Series 2019, 3.74%, 07/01/49	530	360,435
Series 2020, 3.39%, 07/01/50	364	224,229
MultiCare Health System, 2.80%, 08/15/50	196	119,209
MyMichigan Health, Series 2020, 3.41%, 06/01/50	270	193,351
Nationwide Children's Hospital Inc., 4.56%, 11/01/52(a)	247	224,344
New York and Presbyterian Hospital (The)
2.26%, 08/01/40(a)	185	129,807
2.61%, 08/01/60(a)	155	89,658

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.56%, 08/01/36	$175	$151,257
4.02%, 08/01/45	310	264,896
4.06%, 08/01/56	198	163,507
4.76%, 08/01/2116(a)	180	153,560
Series 2019, 3.95%	250	182,017
Northwell Healthcare Inc.
3.81%, 11/01/49	468	361,107
3.98%, 11/01/46	305	246,420
4.26%, 11/01/47(a)	884	742,146
6.15%, 11/01/43	290	306,540
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	219	139,505
Novant Health Inc.
2.64%, 11/01/36(a)	281	225,293
3.17%, 11/01/51	772	536,319
3.32%, 11/01/61(a)	422	284,585
4.37%, 11/01/43	245	212,465
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	33,975
NYU Langone Hospitals
5.75%, 07/01/43	80	83,975
Series 2020, 3.38%, 07/01/55(a)	430	308,993
Ochsner Clinic Foundation, 5.90%, 05/15/45	210	204,298
OhioHealth Corp.
2.83%, 11/15/41(a)	265	195,564
Series 2020, 3.04%, 11/15/50(a)	192	135,101
Orlando Health Obligated Group
3.33%, 10/01/50	120	87,350
4.09%, 10/01/48	210	173,038
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	306	269,617
Series 2020, 3.22%, 11/15/50(a)	480	319,995
Piedmont Healthcare Inc.
2.86%, 01/01/52	466	300,959
Series 2042, 2.72%, 01/01/42	177	127,563
Presbyterian Healthcare Services, 4.88%, 08/01/52	272	257,277
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51(a)	842	510,784
Series A, 3.93%, 10/01/48	364	290,844
Series I, 3.74%, 10/01/47	410	319,431
Queen's Health Systems (The), 4.81%, 07/01/52	185	173,819
Quest Diagnostics Inc., 4.70%, 03/30/45	323	291,616
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	205	144,010
Roche Holdings Inc.
2.61%, 12/13/51(b)	2,171	1,348,756
4.00%, 11/28/44(a)(b)	688	583,614
5.22%, 03/08/54(a)(b)	1,620	1,604,327
7.00%, 03/01/39(b)	1,130	1,343,439
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	475	309,655
Sentara Health, 2.93%, 11/01/51	195	130,731
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	201	128,497
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	250	235,137
Stanford Health Care
3.03%, 08/15/51	172	118,142
Series 2018, 3.80%, 11/15/48(a)	524	422,485
Summa Health, 3.51%, 11/15/51	208	154,929
Security	Par (000)	Value
Health Care - Services (continued)
Sutter Health
5.55%, 08/15/53(a)	$10	$10,464
Series 2018, 4.09%, 08/15/48	198	166,039
Series 20A, 3.16%, 08/15/40(a)	145	115,216
Series 20A, 3.36%, 08/15/50(a)	390	286,648
Texas Health Resources
2.33%, 11/15/50	225	133,195
4.33%, 11/15/55(a)	190	164,633
Toledo Hospital (The), 5.75%, 11/15/38(a)	170	171,322
Trinity Health Corp.
4.13%, 12/01/45	243	206,829
Series 2019, 3.43%, 12/01/48(a)	218	167,934
Series 2021, 2.63%, 12/01/40	316	235,805
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	110	105,077
UnitedHealth Group Inc.
2.75%, 05/15/40	1,160	843,368
2.90%, 05/15/50	1,646	1,053,588
3.05%, 05/15/41	1,677	1,245,489
3.13%, 05/15/60	1,160	716,139
3.25%, 05/15/51	2,439	1,666,423
3.50%, 08/15/39	1,262	1,031,889
3.70%, 08/15/49	1,335	1,003,125
3.75%, 10/15/47	1,046	800,710
3.88%, 08/15/59	1,255	912,151
3.95%, 10/15/42	920	765,214
4.20%, 01/15/47	800	664,794
4.25%, 03/15/43	829	712,214
4.25%, 04/15/47	1,128	943,471
4.25%, 06/15/48	1,456	1,201,966
4.38%, 03/15/42	656	576,886
4.45%, 12/15/48	1,203	1,023,961
4.63%, 07/15/35(a)	945	916,131
4.63%, 11/15/41	753	682,486
4.75%, 07/15/45	2,112	1,914,663
4.75%, 05/15/52	2,325	2,029,694
4.95%, 05/15/62	1,025	904,180
5.05%, 04/15/53	2,297	2,112,238
5.20%, 04/15/63	1,777	1,630,207
5.38%, 04/15/54	2,025	1,944,764
5.50%, 07/15/44	1,670	1,666,951
5.50%, 04/15/64	1,090	1,048,993
5.63%, 07/15/54(a)	3,010	3,004,177
5.70%, 10/15/40	389	398,930
5.75%, 07/15/64	1,870	1,868,163
5.80%, 03/15/36	900	951,953
5.88%, 02/15/53	2,240	2,313,256
5.95%, 02/15/41	425	445,902
6.05%, 02/15/63	1,561	1,633,260
6.50%, 06/15/37(a)	505	563,325
6.63%, 11/15/37(a)	685	771,882
6.88%, 02/15/38(a)	1,020	1,178,620
UPMC, 5.38%, 05/15/43	212	214,328
WakeMed, Series A, 3.29%, 10/01/52(a)	90	63,849
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	125,725
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	259	232,488
Series 2021, 3.07%, 03/01/51	388	255,583
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	$105	$63,416
		132,807,674
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44(a)(b)	527	559,277
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(b)	687	513,245
JAB Holdings BV
3.75%, 05/28/51(b)	415	283,731
4.50%, 04/08/52(b)	620	483,627
		1,839,880
Home Builders — 0.0%
DR Horton Inc., 5.50%, 10/15/35	500	510,605
MDC Holdings Inc.
3.97%, 08/06/61(a)	192	152,116
6.00%, 01/15/43(a)	416	420,710
		1,083,431
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51(a)	513	325,208
Whirlpool Corp.
4.50%, 06/01/46	521	403,364
4.60%, 05/15/50	579	445,870
5.15%, 03/01/43(a)	316	270,074
		1,444,516
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47	416	333,256
5.00%, 06/15/52(a)	645	603,496
Kimberly-Clark Corp.
2.88%, 02/07/50(a)	505	339,549
3.20%, 07/30/46	593	434,201
3.70%, 06/01/43(a)	210	168,648
3.90%, 05/04/47(a)	372	302,209
5.30%, 03/01/41	487	492,900
6.63%, 08/01/37	610	706,827
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	420	345,263
4.35%, 09/30/44(a)(b)	283	232,414
4.75%, 10/15/46(a)(b)	805	713,595
4.80%, 09/01/40(a)(b)	538	496,367
		5,168,725
Insurance — 4.8%
Aflac Inc.
4.00%, 10/15/46	326	264,643
4.75%, 01/15/49	654	586,844
6.45%, 08/15/40	239	262,810
AIA Group Ltd.
3.20%, 09/16/40(b)	1,820	1,412,489
4.50%, 03/16/46(b)	685	624,765
4.88%, 03/11/44(b)	412	396,876
4.95%, 03/30/35(b)	200	198,600
5.40%, 09/30/54(b)	430	419,162
Alleghany Corp.
3.25%, 08/15/51	510	354,292
4.90%, 09/15/44	291	272,777
Allstate Corp. (The)
3.85%, 08/10/49(a)	571	438,953
4.20%, 12/15/46(a)	707	583,048
4.50%, 06/15/43	450	393,568
5.55%, 05/09/35(a)	526	542,311
Security	Par (000)	Value
Insurance (continued)
5.95%, 04/01/36	$340	$365,984
6.50%, 05/15/67(d)	514	518,774
American Financial Group Inc./OH, 4.50%, 06/15/47	630	539,398
American International Group Inc.
4.38%, 06/30/50	959	817,655
4.50%, 07/16/44(a)	732	647,413
4.75%, 04/01/48	1,065	962,143
4.80%, 07/10/45	145	133,577
6.25%, 05/01/36	175	188,806
AmFam Holdings Inc., 3.83%, 03/11/51(b)	407	260,999
Aon Corp., 6.25%, 09/30/40	272	293,835
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	573	361,027
3.90%, 02/28/52	906	689,240
Aon Global Ltd.
4.25%, 12/12/42	256	213,742
4.45%, 05/24/43	215	184,082
4.60%, 06/14/44	540	474,621
4.75%, 05/15/45	663	592,794
Aon North America Inc., 5.75%, 03/01/54	2,025	2,050,870
Arch Capital Finance LLC, 5.03%, 12/15/46	480	441,823
Arch Capital Group Ltd., 3.64%, 06/30/50	1,011	746,307
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	484	456,682
Arthur J Gallagher & Co.
3.05%, 03/09/52	382	246,057
3.50%, 05/20/51	845	605,902
5.55%, 02/15/55	1,980	1,945,565
5.75%, 03/02/53	623	629,202
5.75%, 07/15/54	542	547,789
6.75%, 02/15/54	622	708,098
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(b)(d)	315	290,035
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	365	261,617
Athene Holding Ltd.
3.45%, 05/15/52	505	334,733
3.95%, 05/25/51(a)	448	331,970
6.25%, 04/01/54	1,020	1,049,205
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	230	215,200
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(b)(d)(e)	250	269,432
Axis Specialty Finance PLC, 5.15%, 04/01/45	164	149,898
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,320	1,338,721
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	761	458,035
2.85%, 10/15/50	1,785	1,164,683
3.85%, 03/15/52	2,780	2,165,674
4.20%, 08/15/48	2,361	1,991,374
4.25%, 01/15/49	2,010	1,713,166
4.30%, 05/15/43	416	371,137
4.40%, 05/15/42	728	676,454
5.75%, 01/15/40	679	734,101
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	1,019	956,993
Brighthouse Financial Inc.
3.85%, 12/22/51	333	224,340
4.70%, 06/22/47(a)	921	741,917
Brown & Brown Inc., 4.95%, 03/17/52(a)	605	533,110
Chubb Corp. (The)
6.00%, 05/11/37	745	806,578
Series 1, 6.50%, 05/15/38	578	651,886

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC
2.85%, 12/15/51	$623	$407,801
3.05%, 12/15/61	974	611,170
4.15%, 03/13/43	414	356,150
4.35%, 11/03/45	1,535	1,339,404
6.70%, 05/15/36	291	331,325
Corebridge Financial Inc.
4.35%, 04/05/42	400	343,759
4.40%, 04/05/52(a)	1,283	1,062,320
Empower Finance 2020 LP, 3.08%, 09/17/51(a)(b)	662	433,698
Equitable Holdings Inc., 5.00%, 04/20/48(a)	1,405	1,296,247
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	1,028	650,765
3.50%, 10/15/50	1,026	712,956
4.87%, 06/01/44	365	327,079
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55(b)	540	544,620
6.35%, 03/22/54	1,000	1,042,968
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	232	189,816
Fidelity National Financial Inc., 3.20%, 09/17/51	445	281,835
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	706	736,896
Global Atlantic Fin Co., 6.75%, 03/15/54(b)	767	807,560
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	548	476,891
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	726	600,260
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	309	216,472
4.85%, 01/24/77(a)(b)	558	490,536
4.88%, 06/19/64(a)(b)	365	325,591
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51(a)	615	401,418
3.60%, 08/19/49	778	588,212
4.30%, 04/15/43	299	258,725
4.40%, 03/15/48(a)	535	460,643
5.95%, 10/15/36	265	279,005
6.10%, 10/01/41	408	429,561
6.63%, 03/30/40	322	356,421
Jackson Financial Inc., 4.00%, 11/23/51	532	377,583
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	1,260	941,266
3.95%, 05/15/60(b)	758	529,666
4.85%, 08/01/44(a)(b)	120	105,802
5.50%, 06/15/52(a)(b)	1,133	1,075,880
6.50%, 03/15/35(a)(b)	205	211,492
6.50%, 05/01/42(a)(b)	202	201,427
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	215	249,174
Lincoln National Corp.
4.35%, 03/01/48	431	348,504
4.38%, 06/15/50(a)	286	233,013
6.30%, 10/09/37(a)	291	310,248
7.00%, 06/15/40(a)	483	546,467
Loews Corp., 4.13%, 05/15/43	470	401,609
Manulife Financial Corp., 5.38%, 03/04/46	804	797,998
Maple Grove Funding Trust I, 4.16%, 08/15/51(b)	468	331,772
Markel Group Inc.
3.45%, 05/07/52	606	419,265
4.15%, 09/17/50	500	393,807
4.30%, 11/01/47	318	259,071
Security	Par (000)	Value
Insurance (continued)
5.00%, 03/30/43	$235	$213,898
5.00%, 04/05/46	536	486,055
5.00%, 05/20/49(a)	648	585,325
6.00%, 05/16/54(a)	600	622,026
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	284	183,000
4.20%, 03/01/48	824	690,218
4.35%, 01/30/47	534	461,668
4.75%, 03/15/39	575	551,180
4.90%, 03/15/49	1,331	1,228,623
5.00%, 03/15/35	400	398,132
5.35%, 11/15/44	485	482,349
5.40%, 03/15/55	1,540	1,517,935
5.45%, 03/15/53	607	604,284
5.45%, 03/15/54	620	617,628
5.70%, 09/15/53	1,034	1,068,156
6.25%, 11/01/52	535	588,423
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	735	457,909
3.38%, 04/15/50(a)(b)	714	503,359
3.73%, 10/15/70(b)	813	552,409
4.50%, 04/15/65(b)	211	164,897
4.90%, 04/01/77(b)	443	376,068
5.08%, 02/15/69(a)(b)(d)	850	763,710
5.38%, 12/01/41(a)(b)	246	229,782
5.67%, 12/01/52(a)(b)	506	508,837
MetLife Capital Trust IV, 7.88%, 12/15/67(a)(b)	630	692,758
MetLife Inc.
4.05%, 03/01/45	1,005	833,415
4.13%, 08/13/42	777	668,737
4.60%, 05/13/46	797	712,514
4.72%, 12/15/44	482	437,280
4.88%, 11/13/43	997	930,790
5.00%, 07/15/52(a)	1,065	990,907
5.25%, 01/15/54(a)	1,158	1,122,069
5.70%, 06/15/35	949	998,975
5.88%, 02/06/41	741	780,450
6.40%, 12/15/66	1,133	1,174,246
9.25%, 04/08/68(a)(b)	405	481,557
10.75%, 08/01/69	448	606,608
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	302	310,530
6.80%, 06/15/36(b)	93	100,590
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	210	178,164
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,050	805,386
5.30%, 11/18/44(a)(b)	412	391,013
6.75%, 05/15/87	345	345,009
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,375	1,075,648
4.95%, 04/22/44(b)	354	310,470
9.38%, 08/15/39(a)(b)	662	869,814
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,207	912,674
4.45%, 05/15/69(b)	920	737,965
6.75%, 11/15/39(b)	969	1,104,122
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)(b)	983	701,906
3.63%, 09/30/59(a)(b)	1,263	879,798
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.85%, 09/30/47(b)	$1,274	$987,786
6.06%, 03/30/40(b)	1,206	1,270,438
Old Republic International Corp., 3.85%, 06/11/51	647	471,096
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	251	192,795
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	820	670,228
9.25%, 06/15/39(b)	265	359,947
Pacific LifeCorp.
3.35%, 09/15/50(b)	749	522,818
5.13%, 01/30/43(b)	379	362,373
5.40%, 09/15/52(b)	770	748,222
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	355	233,238
Pine Street Trust II, 5.57%, 02/15/49(b)	373	358,135
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	615	644,915
Principal Financial Group Inc.
4.30%, 11/15/46(a)	367	314,763
4.35%, 05/15/43	311	274,795
4.63%, 09/15/42	206	187,313
5.50%, 03/15/53	287	284,219
6.05%, 10/15/36	476	509,664
Progressive Corp. (The)
3.70%, 01/26/45	399	316,034
3.70%, 03/15/52	455	349,317
3.95%, 03/26/50	503	402,576
4.13%, 04/15/47	876	731,909
4.20%, 03/15/48	640	540,008
4.35%, 04/25/44	329	288,251
Protective Life Corp., 5.35%, 08/10/52(b)	10	9,638
Prudential Financial Inc.
3.00%, 03/10/40	527	402,351
3.70%, 03/13/51(a)	1,470	1,106,736
3.91%, 12/07/47	938	742,172
3.94%, 12/07/49	1,051	828,574
4.35%, 02/25/50(a)	985	836,642
4.42%, 03/27/48	440	375,497
4.60%, 05/15/44	683	614,879
5.70%, 12/14/36	712	750,829
6.63%, 12/01/37	348	391,889
6.63%, 06/21/40	364	411,017
Securian Financial Group Inc., 4.80%, 04/15/48(b)	210	187,205
Selective Insurance Group Inc., 5.38%, 03/01/49	267	249,585
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	165	145,124
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,381	960,284
4.27%, 05/15/47(b)	2,052	1,707,261
4.90%, 09/15/44(b)	1,596	1,466,991
6.85%, 12/16/39(b)	1,020	1,162,053
Transatlantic Holdings Inc., 8.00%, 11/30/39	327	409,869
Travelers Companies Inc. (The)
2.55%, 04/27/50	550	337,201
3.05%, 06/08/51	740	500,181
3.75%, 05/15/46	489	389,469
4.00%, 05/30/47	702	577,704
4.05%, 03/07/48	515	422,721
4.10%, 03/04/49(a)	511	420,758
4.30%, 08/25/45	446	385,213
4.60%, 08/01/43	490	445,381
Security	Par (000)	Value
Insurance (continued)
5.35%, 11/01/40(a)	$809	$813,881
5.45%, 05/25/53	820	826,707
6.25%, 06/15/37	775	852,545
6.75%, 06/20/36	367	416,416
Trinity Acquisition PLC, 6.13%, 08/15/43	254	258,781
Unum Group
4.05%, 08/15/41(b)	375	305,718
4.13%, 06/15/51	590	455,067
4.50%, 12/15/49	455	372,957
5.75%, 08/15/42(a)	500	499,988
6.00%, 06/15/54(a)	410	421,280
W R Berkley Corp.
3.15%, 09/30/61	219	135,437
3.55%, 03/30/52(a)	392	280,637
4.00%, 05/12/50	507	399,768
4.75%, 08/01/44	338	305,161
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)(b)	390	272,533
5.15%, 01/15/49(b)	530	487,370
Willis North America Inc.
3.88%, 09/15/49(a)	585	443,181
5.05%, 09/15/48(a)	418	379,820
5.90%, 03/05/54	770	777,454
WR Berkley Corp., 6.25%, 02/15/37	240	254,776
XL Group Ltd., 5.25%, 12/15/43	285	275,735
		133,400,472
Internet — 2.0%
Alibaba Group Holding Ltd.
2.70%, 02/09/41(a)	963	686,816
3.15%, 02/09/51	1,750	1,200,492
3.25%, 02/09/61	920	602,604
4.00%, 12/06/37	807	719,372
4.20%, 12/06/47	1,882	1,578,539
4.40%, 12/06/57(a)	934	785,570
5.63%, 11/26/54(a)(b)	505	516,977
Alphabet Inc.
1.90%, 08/15/40	1,112	753,369
2.05%, 08/15/50(a)	2,409	1,389,140
2.25%, 08/15/60(a)	1,992	1,126,176
Amazon.com Inc.
2.50%, 06/03/50	2,730	1,687,133
2.70%, 06/03/60	2,034	1,208,730
2.88%, 05/12/41	1,969	1,490,204
3.10%, 05/12/51	3,526	2,456,192
3.25%, 05/12/61	1,884	1,269,656
3.88%, 08/22/37	2,540	2,299,429
3.95%, 04/13/52(a)	2,671	2,181,083
4.05%, 08/22/47	3,682	3,121,177
4.10%, 04/13/62	1,339	1,083,642
4.25%, 08/22/57	2,321	1,962,163
4.95%, 12/05/44	1,443	1,415,130
eBay Inc.
3.65%, 05/10/51	1,180	871,198
4.00%, 07/15/42	710	581,463
JD.com Inc., 4.13%, 01/14/50	203	169,744
Meta Platforms Inc.
4.45%, 08/15/52	2,949	2,554,090
4.65%, 08/15/62	1,609	1,408,778
5.40%, 08/15/54	3,443	3,430,984
5.55%, 08/15/64	2,905	2,930,438
5.60%, 05/15/53	2,659	2,733,230

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.75%, 05/15/63	$1,856	$1,923,976
Netflix Inc., 5.40%, 08/15/54	665	668,849
Prosus NV
3.83%, 02/08/51(b)	1,500	994,800
4.03%, 08/03/50(a)(b)	1,117	768,648
4.99%, 01/19/52(b)	887	708,914
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	1,977	1,380,114
3.29%, 06/03/60(b)	775	523,796
3.68%, 04/22/41(a)(b)	812	664,681
3.84%, 04/22/51(a)(b)	1,690	1,315,880
3.93%, 01/19/38(a)(b)	990	879,488
3.94%, 04/22/61(b)	851	649,692
4.53%, 04/11/49(b)	444	392,291
Uber Technologies Inc., 5.35%, 09/15/54(a)	1,012	963,207
		56,047,855
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	545	555,087
6.75%, 03/01/41	508	541,920
7.00%, 10/15/39	627	687,739
GUSAP III LP, 7.25%, 04/16/44(b)	392	436,217
Nucor Corp.
2.98%, 12/15/55(a)	689	433,211
3.85%, 04/01/52(a)	555	430,333
4.40%, 05/01/48(a)	301	258,076
5.20%, 08/01/43(a)	277	275,794
6.40%, 12/01/37(a)	485	538,414
Reliance Inc., 6.85%, 11/15/36(a)	245	272,046
Steel Dynamics Inc., 3.25%, 10/15/50(a)	459	315,398
Vale Overseas Ltd.
6.40%, 06/28/54(a)	1,925	1,934,126
6.88%, 11/21/36(a)	584	639,753
6.88%, 11/10/39(a)	786	873,947
Vale SA, 5.63%, 09/11/42(a)	416	414,759
		8,606,820
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	395	308,083
Harley-Davidson Inc., 4.63%, 07/28/45(a)	324	273,514
		581,597
Lodging — 0.0%
Marriott International Inc., 5.50%, 04/15/37	750	752,993
Marriott International Inc./MD, 5.35%, 03/15/35	210	210,289
		963,282
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	586	532,104
Caterpillar Inc.
3.25%, 09/19/49	1,105	792,398
3.25%, 04/09/50(a)	1,219	873,757
3.80%, 08/15/42	1,650	1,381,036
4.30%, 05/15/44	461	406,853
4.75%, 05/15/64	425	380,906
5.20%, 05/27/41	771	777,935
5.30%, 09/15/35	294	306,740
6.05%, 08/15/36(a)	438	483,432
Deere & Co.
2.88%, 09/07/49(a)	640	434,476
3.75%, 04/15/50(a)	851	675,008
3.90%, 06/09/42(a)	1,215	1,042,226
5.70%, 01/19/55(a)	510	540,711
Security	Par (000)	Value
Machinery (continued)
Dover Corp.
5.38%, 10/15/35(a)	$315	$326,813
5.38%, 03/01/41	347	345,291
6.60%, 03/15/38(a)	271	302,595
Ingersoll Rand Inc., 5.70%, 06/15/54	620	627,169
Otis Worldwide Corp.
3.11%, 02/15/40	730	563,894
3.36%, 02/15/50	780	551,002
Rockwell Automation Inc.
2.80%, 08/15/61	420	252,984
4.20%, 03/01/49	684	584,730
6.25%, 12/01/37	270	299,703
Xylem Inc./New York, 4.38%, 11/01/46	345	290,718
		12,772,481
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46	463	328,383
3.25%, 08/26/49	1,051	740,892
3.63%, 10/15/47	541	414,158
3.70%, 04/15/50(a)	647	493,429
3.88%, 06/15/44	284	232,384
4.00%, 09/14/48	1,180	955,906
5.70%, 03/15/37	561	591,020
Eaton Corp.
3.92%, 09/15/47	425	346,583
4.15%, 11/02/42	970	844,202
4.70%, 08/23/52(a)	727	661,991
Illinois Tool Works Inc.
3.90%, 09/01/42	1,093	925,254
4.88%, 09/15/41	625	602,078
Parker-Hannifin Corp.
4.00%, 06/14/49	924	750,286
4.10%, 03/01/47	614	513,386
4.45%, 11/21/44(a)	477	424,807
6.25%, 05/15/38(a)	340	373,673
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,481	1,115,365
3.30%, 09/15/46(b)	1,178	879,121
4.20%, 03/16/47(b)	1,275	1,096,473
4.40%, 05/27/45(b)	1,903	1,705,964
Textron Inc., 5.50%, 05/15/35(a)	700	705,081
		14,700,436
Media — 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,510	1,065,456
3.50%, 03/01/42	1,321	923,874
3.70%, 04/01/51	2,184	1,413,399
3.85%, 04/01/61	1,944	1,210,010
3.90%, 06/01/52(a)	2,607	1,731,747
3.95%, 06/30/62(a)	1,485	938,171
4.40%, 12/01/61	1,526	1,051,734
4.80%, 03/01/50	2,909	2,251,671
5.13%, 07/01/49	1,271	1,033,325
5.25%, 04/01/53(a)	1,397	1,158,242
5.38%, 04/01/38(a)	860	786,290
5.38%, 05/01/47	2,519	2,127,237
5.50%, 04/01/63	981	808,514
5.75%, 04/01/48	2,286	2,023,712
6.38%, 10/23/35	1,968	2,003,919
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.48%, 10/23/45	$3,700	$3,595,634
6.83%, 10/23/55	545	546,174
Comcast Corp.
2.45%, 08/15/52	1,712	964,979
2.65%, 08/15/62	1,657	895,869
2.80%, 01/15/51	2,014	1,240,444
2.89%, 11/01/51	5,214	3,271,743
2.94%, 11/01/56	6,098	3,671,823
2.99%, 11/01/63	4,119	2,391,817
3.20%, 07/15/36	1,052	872,570
3.25%, 11/01/39	1,437	1,123,726
3.40%, 07/15/46	1,536	1,115,683
3.45%, 02/01/50	1,926	1,364,910
3.75%, 04/01/40(a)	1,563	1,296,313
3.90%, 03/01/38	1,192	1,034,227
3.97%, 11/01/47	2,082	1,638,670
4.00%, 08/15/47	1,029	813,993
4.00%, 03/01/48	1,068	840,894
4.00%, 11/01/49	2,160	1,685,015
4.05%, 11/01/52	1,180	912,693
4.40%, 08/15/35	856	805,346
4.60%, 10/15/38	987	915,195
4.60%, 08/15/45	877	773,755
4.65%, 07/15/42	646	582,110
4.70%, 10/15/48	2,118	1,878,559
4.75%, 03/01/44	454	408,481
4.95%, 10/15/58	1,099	977,921
5.35%, 05/15/53(a)	1,755	1,667,251
5.50%, 05/15/64	1,461	1,396,595
5.65%, 06/15/35	796	827,100
5.65%, 06/01/54	1,342	1,331,592
6.40%, 03/01/40	301	329,724
6.45%, 03/15/37	655	719,225
6.50%, 11/15/35	632	699,576
6.55%, 07/01/39	360	399,112
6.95%, 08/15/37(a)	438	500,809
Cox Communications Inc.
2.95%, 10/01/50(b)	1,015	600,222
3.60%, 06/15/51(b)	647	435,239
4.50%, 06/30/43(b)	306	250,474
4.60%, 08/15/47(b)	395	314,234
4.70%, 12/15/42(b)	261	215,017
5.80%, 12/15/53(a)(b)	765	711,009
5.95%, 09/01/54(a)(b)	670	635,147
8.38%, 03/01/39(a)(b)	295	354,073
Discovery Communications LLC
4.00%, 09/15/55	195	128,297
4.65%, 05/15/50	200	149,243
5.00%, 09/20/37	825	710,924
5.20%, 09/20/47(a)	630	520,672
5.30%, 05/15/49	213	168,879
6.35%, 06/01/40	777	744,161
Fox Corp.
5.48%, 01/25/39	1,081	1,049,435
5.58%, 01/25/49	1,438	1,371,028
Grupo Televisa SAB
5.00%, 05/13/45(a)	870	655,233
5.25%, 05/24/49(a)	530	401,003
6.13%, 01/31/46(a)	881	744,468
6.63%, 01/15/40(a)	426	403,803
Security	Par (000)	Value
Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/43	$660	$577,696
5.95%, 04/01/41	408	424,915
6.40%, 04/30/40	340	370,956
Paramount Global
4.38%, 03/15/43	1,328	1,014,194
4.60%, 01/15/45	506	391,952
4.85%, 07/01/42	362	296,374
4.90%, 08/15/44(a)	505	403,563
4.95%, 05/19/50	684	540,491
5.25%, 04/01/44	280	232,257
5.85%, 09/01/43	1,126	1,016,867
5.90%, 10/15/40	215	196,441
6.88%, 04/30/36	833	875,940
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	383	419,437
Thomson Reuters Corp.
5.50%, 08/15/35	403	413,623
5.65%, 11/23/43	310	314,437
5.85%, 04/15/40(a)	385	397,907
Time Warner Cable LLC
4.50%, 09/15/42	1,258	972,385
5.50%, 09/01/41	1,292	1,142,458
5.88%, 11/15/40	1,238	1,147,528
6.55%, 05/01/37	1,617	1,611,953
6.75%, 06/15/39	1,484	1,499,782
7.30%, 07/01/38(a)	1,577	1,668,458
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	853	592,387
3.70%, 12/01/42	407	330,238
4.13%, 06/01/44	997	842,643
4.38%, 08/16/41	260	233,329
Series E, 4.13%, 12/01/41	595	514,892
Walt Disney Co. (The)
2.75%, 09/01/49	2,193	1,416,322
3.50%, 05/13/40	1,761	1,451,157
3.60%, 01/13/51(a)	2,710	2,053,523
3.80%, 05/13/60(a)	840	632,038
4.63%, 03/23/40(a)	745	708,582
4.70%, 03/23/50(a)	1,623	1,486,288
4.75%, 09/15/44	582	534,507
4.75%, 11/15/46	560	511,180
4.95%, 10/15/45	588	555,747
5.40%, 10/01/43	685	686,879
6.15%, 03/01/37	290	317,708
6.15%, 02/15/41	608	660,506
6.40%, 12/15/35	948	1,060,960
6.65%, 11/15/37	1,182	1,345,914
7.75%, 12/01/45(a)	400	520,519
		106,964,323
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43	471	393,600
4.20%, 06/15/35(a)	293	281,241
4.38%, 06/15/45	443	391,671
Valmont Industries Inc.
5.00%, 10/01/44	430	405,033
5.25%, 10/01/54	246	236,315
		1,707,860

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining — 1.6%
Anglo American Capital PLC
3.95%, 09/10/50(b)	$571	$435,615
4.75%, 03/16/52(b)	763	658,159
6.00%, 04/05/54(a)(b)	463	473,988
Barrick Gold Corp.
5.25%, 04/01/42	265	259,616
6.45%, 10/15/35	276	302,692
Barrick International Barbados Corp., 6.35%, 10/15/36(a)(b)	614	663,457
Barrick North America Finance LLC
5.70%, 05/30/41	943	954,390
5.75%, 05/01/43	869	885,290
7.50%, 09/15/38(a)	250	294,489
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	860	892,864
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	961	833,045
5.00%, 09/30/43	2,544	2,439,734
5.50%, 09/08/53(a)	808	817,151
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	923	578,071
3.70%, 01/30/50(b)	2,828	1,954,134
4.25%, 07/17/42(b)	1,055	836,741
4.38%, 02/05/49(a)(b)	1,381	1,069,453
4.50%, 08/01/47(b)	1,627	1,294,488
4.88%, 11/04/44(b)	742	626,932
5.63%, 09/21/35(b)	344	339,037
5.63%, 10/18/43(b)	1,120	1,040,856
6.15%, 10/24/36(a)(b)	613	625,879
6.30%, 09/08/53(b)	1,255	1,258,822
6.44%, 01/26/36(b)	1,522	1,581,690
6.78%, 01/13/55(b)	260	271,561
Freeport Indonesia PT, 6.20%, 04/14/52(a)(b)	892	895,691
Freeport-McMoRan Inc., 5.45%, 03/15/43	1,947	1,855,505
Fresnillo PLC, 4.25%, 10/02/50(b)	880	633,735
Glencore Canada Corp., 6.20%, 06/15/35(a)	248	261,825
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	583	562,036
6.00%, 11/15/41(b)	541	553,493
6.90%, 11/15/37(b)	468	518,691
Glencore Funding LLC
3.38%, 09/23/51(b)	517	349,877
3.88%, 04/27/51(a)(b)	549	403,972
5.89%, 04/04/54(a)(b)	490	490,155
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(a)(b)	575	549,014
6.76%, 11/15/48(a)(b)	499	531,803
Industrias Penoles SAB de CV
4.75%, 08/06/50(b)	547	419,406
5.65%, 09/12/49(b)	515	450,945
Kinross Gold Corp., 6.88%, 09/01/41(a)	305	331,770
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	972	737,392
Newmont Corp.
4.88%, 03/15/42(a)	1,007	946,417
5.45%, 06/09/44	480	473,936
5.88%, 04/01/35	425	448,772
6.25%, 10/01/39	888	962,306
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50(a)	459	382,262
5.75%, 11/15/41	462	475,413
Security	Par (000)	Value
Mining (continued)
Rio Tinto Alcan Inc., 5.75%, 06/01/35	$259	$274,198
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,425	897,637
5.20%, 11/02/40	1,203	1,190,557
Rio Tinto Finance USA PLC
4.13%, 08/21/42	752	645,032
4.75%, 03/22/42	508	472,710
5.13%, 03/09/53(a)	1,093	1,045,601
Southern Copper Corp.
5.25%, 11/08/42	1,306	1,207,356
5.88%, 04/23/45	1,461	1,438,217
6.75%, 04/16/40	1,107	1,201,680
7.50%, 07/27/35	993	1,131,404
		44,126,962
Oil & Gas — 5.9%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	420	389,251
Aker BP ASA, 5.80%, 10/01/54(b)	690	643,096
APA Corp.
4.75%, 04/15/43(b)	70	57,635
5.10%, 09/01/40(b)	75	66,472
5.35%, 07/01/49(a)(b)	510	433,454
6.75%, 02/15/55(b)	510	514,292
Apache Corp.
5.25%, 02/01/42	180	154,731
6.00%, 01/15/37(a)	193	193,943
BG Energy Capital PLC, 5.13%, 10/15/41(b)	934	897,745
BP Capital Markets America Inc.
2.77%, 11/10/50	1,574	983,713
2.94%, 06/04/51	2,322	1,492,668
3.00%, 02/24/50(a)	2,110	1,393,373
3.00%, 03/17/52(a)	1,310	849,863
3.06%, 06/17/41	1,600	1,194,941
3.07%, 03/30/50	460	432,087
3.38%, 02/08/61(a)	2,122	1,405,852
BP Capital Markets PLC, 6.13%, (d)(e)	105	103,881
Burlington Resources LLC, 5.95%, 10/15/36	306	327,103
Canadian Natural Resources Ltd.
4.95%, 06/01/47	850	745,819
6.25%, 03/15/38	1,069	1,122,140
6.50%, 02/15/37	437	463,664
6.75%, 02/01/39	360	391,543
Cenovus Energy Inc.
3.75%, 02/15/52(a)	896	631,099
5.25%, 06/15/37	292	281,466
5.40%, 06/15/47	729	664,547
6.75%, 11/15/39	659	724,831
Chevron Corp.
2.98%, 05/11/40(a)	304	237,934
3.08%, 05/11/50	1,088	749,623
Chevron USA Inc.
2.34%, 08/12/50(a)	888	522,546
5.25%, 11/15/43	416	418,494
6.00%, 03/01/41	365	400,350
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	544,464
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	252,293
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49	470	363,238
4.25%, 05/09/43	220	203,347
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	605	602,629
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	422,465
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	$605	$674,955
ConocoPhillips Co.
3.76%, 03/15/42	742	600,817
3.80%, 03/15/52(a)	1,218	918,306
4.03%, 03/15/62	2,115	1,592,160
4.30%, 11/15/44	809	692,655
4.88%, 10/01/47	424	388,545
5.30%, 05/15/53(a)	1,156	1,098,280
5.50%, 01/15/55(a)	1,250	1,225,152
5.55%, 03/15/54(a)	1,044	1,031,567
5.65%, 01/15/65	910	892,069
5.70%, 09/15/63	725	720,836
5.90%, 05/15/38	345	364,958
5.95%, 03/15/46	375	393,169
6.50%, 02/01/39	1,595	1,785,370
Continental Resources Inc./OK, 4.90%, 06/01/44	740	615,339
Coterra Energy Inc., 5.90%, 02/15/55	460	448,740
Devon Energy Corp.
4.75%, 05/15/42	763	650,549
5.00%, 06/15/45	932	805,942
5.60%, 07/15/41	1,202	1,141,454
5.75%, 09/15/54(a)	1,130	1,058,790
Diamondback Energy Inc.
4.25%, 03/15/52	802	628,441
4.40%, 03/24/51(a)	698	562,214
5.75%, 04/18/54(a)	1,510	1,458,089
5.90%, 04/18/64	1,055	1,021,300
6.25%, 03/15/53(a)	712	731,961
Empresa Nacional del Petroleo, 4.50%, 09/14/47(a)(b)	591	459,770
Eni SpA
5.70%, 10/01/40(b)	420	407,502
5.95%, 05/15/54(a)(b)	1,100	1,087,930
EOG Resources Inc.
3.90%, 04/01/35	464	422,842
4.95%, 04/15/50	916	836,634
5.10%, 01/15/36(a)	210	212,111
5.65%, 12/01/54	920	927,855
Equinor ASA
3.25%, 11/18/49	914	650,087
3.63%, 04/06/40	468	393,367
3.70%, 04/06/50	1,074	827,164
3.95%, 05/15/43	709	603,466
4.25%, 11/23/41	565	500,491
4.80%, 11/08/43	651	617,846
5.10%, 08/17/40	573	570,395
Exxon Mobil Corp.
3.00%, 08/16/39	713	558,189
3.10%, 08/16/49	1,542	1,064,879
3.45%, 04/15/51(a)	2,898	2,108,959
3.57%, 03/06/45	1,076	833,076
4.11%, 03/01/46	2,576	2,154,750
4.23%, 03/19/40	1,977	1,775,615
4.33%, 03/19/50	2,824	2,400,380
Hess Corp.
5.60%, 02/15/41	1,289	1,305,392
5.80%, 04/01/47(a)	630	649,986
6.00%, 01/15/40	684	732,153
Security	Par (000)	Value
Oil & Gas (continued)
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	$1,310	$1,151,755
6.38%, 10/24/48(b)	1,300	1,227,811
Marathon Petroleum Corp.
4.50%, 04/01/48(a)	541	436,732
4.75%, 09/15/44	805	692,817
5.00%, 09/15/54	568	481,735
5.70%, 03/01/35	100	100,657
5.85%, 12/15/45(a)	339	328,408
6.50%, 03/01/41	1,253	1,332,971
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	871	936,566
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	465	262,830
4.10%, 02/15/47	326	228,885
4.20%, 03/15/48(a)	505	370,330
4.40%, 04/15/46	467	361,358
4.40%, 08/15/49	279	200,439
4.63%, 06/15/45	361	280,535
6.05%, 10/01/54	870	840,861
6.20%, 03/15/40	705	714,801
6.45%, 09/15/36	1,686	1,761,624
6.60%, 03/15/46(a)	1,184	1,227,151
7.95%, 06/15/39	305	352,711
Ovintiv Inc.
6.50%, 02/01/38	365	381,560
6.63%, 08/15/37	390	412,020
7.10%, 07/15/53	524	574,084
Pertamina Persero PT
4.15%, 02/25/60(b)	582	429,131
4.18%, 01/21/50(b)	1,160	903,067
4.70%, 07/30/49(a)(b)	1,106	934,185
5.63%, 05/20/43(a)(b)	1,587	1,533,492
6.00%, 05/03/42(b)	1,162	1,166,732
6.45%, 05/30/44(b)	1,278	1,348,925
6.50%, 05/27/41(a)(b)	560	592,420
6.50%, 11/07/48(b)	969	1,030,869
Petronas Capital Ltd.
3.40%, 04/28/61(a)(b)	1,825	1,246,496
4.50%, 03/18/45(b)	1,629	1,439,894
4.55%, 04/21/50(b)	2,851	2,498,072
4.80%, 04/21/60(a)(b)	1,303	1,169,130
Phillips 66
3.30%, 03/15/52(a)	1,089	713,090
4.88%, 11/15/44	1,710	1,504,931
5.88%, 05/01/42	1,509	1,530,265
Phillips 66 Co.
4.68%, 02/15/45	439	377,839
4.90%, 10/01/46	723	636,164
4.95%, 03/15/35(a)	560	541,639
5.50%, 03/15/55	575	536,434
5.65%, 06/15/54	560	532,800
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	710	496,382
4.50%, 10/25/42(b)	115	102,284
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	705	532,920
6.35%, 06/12/42(b)	355	391,394
Qatar Energy
3.13%, 07/12/41(b)	2,902	2,178,334
3.30%, 07/12/51(b)	4,433	3,075,394

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Raizen Fuels Finance SA
6.70%, 02/25/37(b)	$630	$630,738
6.95%, 03/05/54(a)(b)	1,304	1,280,786
Reliance Industries Ltd.
3.63%, 01/12/52(b)	1,932	1,393,724
3.75%, 01/12/62(b)	786	556,942
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	3,151	2,080,668
3.50%, 11/24/70(b)	2,310	1,467,714
4.25%, 04/16/39(b)	2,703	2,359,765
4.38%, 04/16/49(b)	2,343	1,911,148
5.75%, 07/17/54(b)	2,042	1,960,957
5.88%, 07/17/64(b)	2,045	1,959,642
Shell Finance U.S. Inc.
3.25%, 04/06/50	1,791	1,253,550
3.75%, 09/12/46(a)	1,274	1,001,135
4.00%, 05/10/46	1,993	1,623,407
4.13%, 05/11/35(a)	1,149	1,079,643
4.38%, 05/11/45	2,700	2,337,905
4.55%, 08/12/43	977	877,711
Shell International Finance BV
2.88%, 11/26/41	510	371,268
3.00%, 11/26/51	1,164	768,331
3.13%, 11/07/49	1,499	1,024,897
3.25%, 04/06/50	70	49,378
3.63%, 08/21/42	700	558,181
4.00%, 05/10/46(a)	410	333,324
4.38%, 05/11/45	225	192,834
4.55%, 08/12/43	10	9,026
5.50%, 03/25/40	1,076	1,112,515
6.38%, 12/15/38	2,691	3,022,193
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	395	360,533
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,148	1,149,428
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	490	520,115
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	990	897,658
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	410	376,175
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	405	357,636
4.25%, 04/12/47(b)	350	320,930
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(b)	820	611,173
3.35%, 05/13/50(b)	545	425,363
3.44%, 11/12/49(b)	395	314,591
3.68%, 08/08/49(a)(b)	825	689,059
4.60%, 09/12/48(a)(b)	518	499,579
Suncor Energy Inc.
3.75%, 03/04/51(a)	852	614,903
4.00%, 11/15/47	936	716,701
6.50%, 06/15/38(a)	110	119,407
6.80%, 05/15/38	611	667,780
6.85%, 06/01/39	730	811,019
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	761	495,037
3.75%, 06/18/50(b)	640	432,544
4.88%, 01/23/43(b)	5	4,234
5.38%, 11/20/48(b)	780	678,356
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital International SA
2.99%, 06/29/41	$864	$636,551
3.13%, 05/29/50	2,883	1,967,377
3.39%, 06/29/60(a)	839	559,681
3.46%, 07/12/49	1,140	827,245
TotalEnergies Capital SA
5.28%, 09/10/54(a)	910	871,602
5.43%, 09/10/64	1,212	1,158,112
5.49%, 04/05/54(a)	1,723	1,697,867
5.64%, 04/05/64	1,280	1,270,513
Valero Energy Corp.
3.65%, 12/01/51	1,000	698,293
4.00%, 06/01/52(a)	530	395,917
4.90%, 03/15/45(a)	706	641,492
6.63%, 06/15/37	1,343	1,455,962
Woodside Finance Ltd., 5.70%, 09/12/54(a)	865	830,041
XTO Energy Inc., 6.75%, 08/01/37	185	211,231
		162,481,500
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,189	1,171,060
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	1,496	1,222,668
Halliburton Co.
4.50%, 11/15/41(a)	452	400,842
4.75%, 08/01/43	847	758,386
4.85%, 11/15/35	977	947,923
5.00%, 11/15/45(a)	1,993	1,824,602
6.70%, 09/15/38(a)	768	853,617
7.45%, 09/15/39	893	1,065,465
NOV Inc., 3.95%, 12/01/42	1,160	888,205
		9,132,768
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51(a)	770	505,943
4.05%, 12/15/49(a)	373	293,265
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)(b)	680	689,483
Sonoco Products Co., 5.75%, 11/01/40(a)	515	518,201
Stora Enso OYJ, 7.25%, 04/15/36(b)	310	336,119
		2,343,011
Pharmaceuticals — 6.7%
AbbVie Inc.
4.05%, 11/21/39	4,089	3,620,801
4.25%, 11/21/49	6,097	5,182,423
4.30%, 05/14/36	1,179	1,110,145
4.40%, 11/06/42	2,673	2,405,601
4.45%, 05/14/46	2,301	2,042,035
4.50%, 05/14/35	2,573	2,480,092
4.55%, 03/15/35	1,721	1,667,045
4.63%, 10/01/42	467	431,626
4.70%, 05/14/45	3,007	2,764,890
4.75%, 03/15/45	964	894,708
4.85%, 06/15/44	1,114	1,050,548
4.88%, 11/14/48	1,960	1,834,558
5.35%, 03/15/44	845	852,204
5.40%, 03/15/54	3,055	3,075,061
5.50%, 03/15/64	1,655	1,660,658
5.60%, 03/15/55	675	699,650
AstraZeneca PLC
2.13%, 08/06/50	559	316,994
3.00%, 05/28/51	836	571,992
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 09/18/42	$1,056	$910,164
4.38%, 11/16/45	997	879,913
4.38%, 08/17/48	787	688,385
6.45%, 09/15/37	2,675	3,009,354
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	475	342,750
4.40%, 07/15/44(a)(b)	1,005	771,971
4.63%, 06/25/38(b)	971	837,651
4.65%, 11/15/43(a)(b)	255	201,255
4.70%, 07/15/64(b)	775	568,240
4.88%, 06/25/48(b)	1,993	1,607,063
5.50%, 07/30/35(b)	235	227,098
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)(b)	840	876,478
Becton Dickinson & Co.
3.79%, 05/20/50(a)	615	472,340
4.67%, 06/06/47	1,541	1,360,521
4.69%, 12/15/44	1,031	918,995
Bristol-Myers Squibb Co.
2.35%, 11/13/40(a)	1,001	693,727
2.55%, 11/13/50	1,763	1,062,358
3.25%, 08/01/42	610	464,990
3.55%, 03/15/42	1,315	1,049,718
3.70%, 03/15/52	2,172	1,632,369
3.90%, 03/15/62	1,046	775,425
4.13%, 06/15/39	1,915	1,708,153
4.25%, 10/26/49	3,884	3,244,987
4.35%, 11/15/47	1,351	1,154,140
4.50%, 03/01/44(a)	375	335,571
4.55%, 02/20/48	1,283	1,126,149
4.63%, 05/15/44	729	661,937
5.00%, 08/15/45	804	765,949
5.50%, 02/22/44	570	576,682
5.55%, 02/22/54	2,868	2,880,322
5.65%, 02/22/64	1,793	1,798,763
5.88%, 11/15/36	261	280,194
6.25%, 11/15/53	1,145	1,258,098
6.40%, 11/15/63	1,275	1,414,480
Cardinal Health Inc.
4.37%, 06/15/47	591	494,628
4.50%, 11/15/44	378	325,082
4.60%, 03/15/43(a)	367	322,563
4.90%, 09/15/45	442	400,843
5.75%, 11/15/54	710	712,267
Cencora Inc.
4.25%, 03/01/45	554	466,891
4.30%, 12/15/47	494	416,401
CVS Health Corp.
2.70%, 08/21/40	435	298,941
4.13%, 04/01/40	746	612,434
4.25%, 04/01/50	557	426,466
4.78%, 03/25/38	5,300	4,808,537
4.88%, 07/20/35	807	762,853
5.05%, 03/25/48	8,177	7,090,971
5.13%, 07/20/45	3,671	3,245,574
5.30%, 12/05/43	798	728,873
5.63%, 02/21/53(a)	1,314	1,225,483
5.88%, 06/01/53	1,288	1,240,947
6.00%, 06/01/44	756	750,813
6.00%, 06/01/63	811	779,701
6.05%, 06/01/54(a)	980	967,389
6.13%, 09/15/39	595	610,340
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
2.25%, 05/15/50	$1,269	$745,106
2.50%, 09/15/60	905	510,745
3.70%, 03/01/45	383	312,432
3.95%, 05/15/47	550	459,808
3.95%, 03/15/49	924	758,450
4.15%, 03/15/59	624	511,047
4.88%, 02/27/53	1,282	1,202,956
4.95%, 02/27/63	1,078	1,006,129
5.00%, 02/09/54	1,537	1,470,848
5.05%, 08/14/54(a)	1,285	1,236,073
5.10%, 02/09/64	1,528	1,456,346
5.20%, 08/14/64	851	825,431
5.50%, 02/12/55(a)	945	975,317
5.55%, 03/15/37	360	381,853
5.60%, 02/12/65	1,205	1,247,803
5.95%, 11/15/37	185	200,584
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43(a)	544	476,284
6.38%, 05/15/38	2,683	2,990,615
Johnson & Johnson
2.10%, 09/01/40	1,034	716,511
2.25%, 09/01/50(a)	1,148	682,593
2.45%, 09/01/60	1,026	578,734
3.40%, 01/15/38(a)	955	822,094
3.50%, 01/15/48	736	575,249
3.55%, 03/01/36(a)	1,005	901,286
3.63%, 03/03/37	1,498	1,337,083
3.70%, 03/01/46	2,024	1,654,267
3.75%, 03/03/47	971	791,782
4.50%, 09/01/40	621	597,603
4.50%, 12/05/43(a)	489	460,776
4.85%, 05/15/41	414	409,943
5.25%, 06/01/54(a)	880	894,245
5.85%, 07/15/38	687	752,470
5.95%, 08/15/37	1,009	1,114,536
McKesson Corp., 4.88%, 03/15/44(a)	281	257,235
Mead Johnson Nutrition Co.
4.60%, 06/01/44	456	412,302
5.90%, 11/01/39(a)	198	211,248
Merck & Co. Inc.
2.35%, 06/24/40(a)	1,060	749,608
2.45%, 06/24/50	1,304	789,380
2.75%, 12/10/51	2,081	1,319,389
2.90%, 12/10/61	1,527	916,151
3.60%, 09/15/42	566	456,431
3.70%, 02/10/45	2,168	1,739,279
3.90%, 03/07/39	976	853,992
4.00%, 03/07/49	1,692	1,384,482
4.15%, 05/18/43	1,474	1,274,179
4.90%, 05/17/44	790	753,089
5.00%, 05/17/53(a)	1,493	1,412,606
5.15%, 05/17/63	1,050	995,144
6.55%, 09/15/37	310	354,931
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	308	332,533
5.85%, 06/30/39	311	332,653
Mylan Inc.
5.20%, 04/15/48	839	699,620
5.40%, 11/29/43	515	455,231

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp.
2.75%, 08/14/50(a)	$1,339	$885,937
3.70%, 09/21/42	517	431,848
4.00%, 11/20/45	1,270	1,082,328
4.40%, 05/06/44	1,837	1,659,250
4.70%, 09/18/54	805	737,747
Pfizer Inc.
2.55%, 05/28/40	1,154	830,141
2.70%, 05/28/50(a)	1,423	902,268
3.90%, 03/15/39	798	697,306
4.00%, 12/15/36(a)	1,017	933,562
4.00%, 03/15/49(a)	1,296	1,051,382
4.10%, 09/15/38(a)	732	659,247
4.13%, 12/15/46	1,240	1,036,502
4.20%, 09/15/48	1,051	884,109
4.30%, 06/15/43	819	722,220
4.40%, 05/15/44(a)	1,007	895,691
5.60%, 09/15/40	545	564,039
7.20%, 03/15/39	2,498	2,983,759
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	3,011	2,908,742
5.30%, 05/19/53(a)	6,151	5,947,492
5.34%, 05/19/63	4,132	3,942,653
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,800	1,359,803
3.18%, 07/09/50	2,083	1,408,995
3.38%, 07/09/60	1,042	688,847
5.65%, 07/05/44	605	616,695
5.65%, 07/05/54(a)	745	746,705
5.80%, 07/05/64(a)	585	585,174
Utah Acquisition Sub Inc., 5.25%, 06/15/46	1,013	852,197
Viatris Inc.
3.85%, 06/22/40	1,538	1,173,036
4.00%, 06/22/50	2,253	1,550,591
Wyeth LLC
5.95%, 04/01/37	1,946	2,076,291
6.00%, 02/15/36	521	563,013
Zoetis Inc.
3.00%, 05/15/50	659	443,186
3.95%, 09/12/47	487	394,927
4.45%, 08/20/48(a)	427	369,298
4.70%, 02/01/43	1,144	1,053,112
		184,299,793
Pipelines — 4.7%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,686	1,513,522
Cameron LNG LLC
3.40%, 01/15/38(b)	498	419,891
3.70%, 01/15/39(b)	885	735,172
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	197	159,870
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	325	271,325
4.25%, 04/15/48(a)(b)	721	581,410
6.38%, 08/01/37(a)(b)	210	217,621
Columbia Pipeline Group Inc., 5.80%, 06/01/45	635	628,148
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	295	286,845
6.50%, 08/15/43(a)(b)	641	682,702
6.54%, 11/15/53(b)	1,392	1,507,377
6.71%, 08/15/63(a)(b)	541	595,905
Security	Par (000)	Value
Pipelines (continued)
DCP Midstream Operating LP
5.60%, 04/01/44	$407	$387,156
6.45%, 11/03/36(b)	295	310,682
6.75%, 09/15/37(b)	423	458,821
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	645	632,212
6.20%, 01/15/55(a)	155	164,984
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49(a)	278	208,750
4.60%, 12/15/44(a)	447	389,537
4.80%, 11/01/43	347	315,706
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	313	276,201
4.39%, 11/30/46(a)(b)	1,465	1,176,519
Enbridge Energy Partners LP
5.50%, 09/15/40	567	556,004
7.38%, 10/15/45(a)	660	766,598
Series B, 7.50%, 04/15/38(a)	370	427,258
Enbridge Inc.
3.40%, 08/01/51	1,065	730,695
4.00%, 11/15/49	558	435,833
4.50%, 06/10/44	558	472,156
5.50%, 12/01/46(a)	575	564,731
5.95%, 04/05/54(a)	794	806,006
6.70%, 11/15/53(a)	1,295	1,433,884
Energy Transfer LP
4.90%, 03/15/35	449	429,980
4.95%, 01/15/43	388	343,966
5.00%, 05/15/44	570	506,759
5.00%, 05/15/50	2,112	1,841,959
5.15%, 02/01/43	479	434,801
5.15%, 03/15/45	1,102	990,717
5.30%, 04/01/44	718	663,249
5.30%, 04/15/47	1,057	957,658
5.35%, 05/15/45	1,070	990,221
5.40%, 10/01/47	1,665	1,538,808
5.95%, 10/01/43	447	446,806
5.95%, 05/15/54	1,766	1,744,343
6.00%, 06/15/48	1,140	1,133,335
6.05%, 06/01/41	709	718,063
6.05%, 09/01/54(a)	1,402	1,399,006
6.10%, 02/15/42	355	360,031
6.13%, 12/15/45	1,136	1,148,754
6.25%, 04/15/49	1,877	1,921,179
6.50%, 02/01/42	999	1,056,451
6.63%, 10/15/36	405	439,719
6.85%, 02/15/40(a)	175	192,546
7.50%, 07/01/38	564	650,919
Series 20Y, 5.80%, 06/15/38	515	522,312
EnLink Midstream Partners LP
5.05%, 04/01/45	575	508,967
5.45%, 06/01/47	527	488,302
5.60%, 04/01/44	340	320,999
Enterprise Products Operating LLC
3.20%, 02/15/52	1,048	707,708
3.30%, 02/15/53(a)	987	676,347
3.70%, 01/31/51	1,097	815,033
3.95%, 01/31/60(a)	1,078	803,122
4.20%, 01/31/50	1,303	1,062,416
4.25%, 02/15/48	1,351	1,121,140
4.45%, 02/15/43	1,123	983,069
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.80%, 02/01/49	$1,296	$1,158,442
4.85%, 08/15/42	890	824,638
4.85%, 03/15/44	1,436	1,319,324
4.90%, 05/15/46	1,018	931,080
4.95%, 10/15/54	555	502,662
5.10%, 02/15/45	1,109	1,044,631
5.55%, 02/16/55	1,372	1,361,039
5.70%, 02/15/42	611	626,454
5.95%, 02/01/41	745	784,350
6.13%, 10/15/39	640	687,855
6.45%, 09/01/40	585	646,844
7.55%, 04/15/38	375	449,356
Series J, 5.75%, 03/01/35	185	193,414
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	179	172,183
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	283	222,861
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	417	380,731
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(a)(b)	982	821,797
2.94%, 09/30/40(a)(b)	1,675	1,364,013
3.25%, 09/30/40(b)	1,325	1,028,285
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	619,525
6.51%, 02/23/42(b)	1,145	1,194,088
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	232	217,158
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	493	429,108
5.00%, 08/15/42	755	683,197
5.00%, 03/01/43	722	652,466
5.40%, 09/01/44	525	494,562
5.50%, 03/01/44	774	739,471
5.63%, 09/01/41	452	438,866
5.80%, 03/15/35	500	515,151
6.38%, 03/01/41	619	651,925
6.50%, 02/01/37	381	410,748
6.50%, 09/01/39	601	643,411
6.55%, 09/15/40	347	371,250
6.95%, 01/15/38	1,180	1,309,730
7.50%, 11/15/40(a)	315	365,191
Kinder Morgan Inc.
3.25%, 08/01/50	552	364,410
3.60%, 02/15/51(a)	1,059	743,322
5.05%, 02/15/46	908	813,799
5.20%, 03/01/48	813	740,039
5.45%, 08/01/52	793	743,632
5.55%, 06/01/45	1,543	1,480,136
5.95%, 08/01/54(a)	776	776,425
MPLX LP
4.50%, 04/15/38	1,670	1,482,681
4.70%, 04/15/48	1,569	1,313,703
4.90%, 04/15/58	555	463,757
4.95%, 03/14/52	1,553	1,336,923
5.20%, 03/01/47	1,075	965,988
5.20%, 12/01/47(a)	511	463,401
5.50%, 02/15/49	1,526	1,432,265
5.65%, 03/01/53	577	550,521
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	491	560,703
Northern Natural Gas Co.
3.40%, 10/16/51(a)(b)	764	521,175
4.10%, 09/15/42(b)	248	203,480
Security	Par (000)	Value
Pipelines (continued)
4.30%, 01/15/49(b)	$817	$672,552
5.63%, 02/01/54(a)(b)	737	736,446
ONEOK Inc.
3.95%, 03/01/50	859	637,875
4.20%, 12/01/42(a)	266	209,693
4.20%, 03/15/45(a)	249	193,087
4.20%, 10/03/47	563	442,145
4.25%, 09/15/46	611	484,873
4.45%, 09/01/49	616	497,953
4.50%, 03/15/50	530	430,006
4.85%, 02/01/49	490	416,742
4.95%, 07/13/47	604	528,501
5.15%, 10/15/43	539	495,804
5.20%, 07/15/48	963	875,237
5.70%, 11/01/54	1,545	1,487,911
5.85%, 11/01/64	890	855,437
6.00%, 06/15/35(a)	394	412,897
6.40%, 05/01/37(a)	250	265,248
6.63%, 09/01/53	1,823	1,963,001
7.15%, 01/15/51	332	372,230
ONEOK Partners LP
6.13%, 02/01/41	693	712,998
6.20%, 09/15/43	368	379,403
6.65%, 10/01/36(a)	585	636,281
6.85%, 10/15/37	688	757,016
Plains All American Pipeline LP, 5.95%, 06/15/35	775	798,537
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	439	360,683
4.70%, 06/15/44	684	588,318
4.90%, 02/15/45	649	569,831
5.15%, 06/01/42	499	456,966
6.65%, 01/15/37(a)	527	568,544
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	549	497,387
4.83%, 05/01/48(b)	464	389,905
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	397	409,145
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(b)	810	793,285
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	560	482,888
Spectra Energy Partners LP
4.50%, 03/15/45	871	733,181
5.95%, 09/25/43	400	403,824
Targa Resources Corp.
4.95%, 04/15/52	805	690,177
6.13%, 05/15/55	665	673,498
6.25%, 07/01/52	485	500,794
6.50%, 02/15/53	897	955,618
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	505	590,544
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	583	464,016
TransCanada PipeLines Ltd.
5.00%, 10/16/43	285	263,503
5.10%, 03/15/49(a)	788	741,660
5.85%, 03/15/36	500	517,256
6.10%, 06/01/40	790	824,929
6.20%, 10/15/37	987	1,037,406
7.25%, 08/15/38	625	717,690
7.63%, 01/15/39	1,334	1,569,720
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	579	448,809

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.45%, 08/01/42	$460	$395,676
4.60%, 03/15/48	652	563,870
5.40%, 08/15/41(a)	364	355,165
Western Midstream Operating LP
5.25%, 02/01/50(a)	1,093	964,423
5.30%, 03/01/48	770	678,410
5.45%, 04/01/44	626	570,600
5.50%, 08/15/48	454	406,990
Williams Companies Inc. (The)
3.50%, 10/15/51	766	537,756
4.85%, 03/01/48	821	721,160
4.90%, 01/15/45	804	721,584
5.10%, 09/15/45	1,086	997,106
5.30%, 08/15/52(a)	772	724,882
5.40%, 03/04/44	525	505,264
5.75%, 06/24/44	713	715,478
5.80%, 11/15/43	422	423,642
5.80%, 11/15/54(a)	710	712,753
6.00%, 03/15/55(a)	440	451,647
6.30%, 04/15/40	1,144	1,216,548
		128,418,776
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(b)	285	259,449
Brookfield Finance Inc., 5.81%, 03/03/55	350	352,384
Carlyle Finance LLC, 5.65%, 09/15/48(b)	299	296,232
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	709	706,010
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,018	951,640
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	478	347,345
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	856	605,539
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	741	498,712
		4,017,311
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	455	510,914
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51(a)	909	577,528
3.55%, 03/15/52	1,040	734,810
4.00%, 02/01/50	727	562,134
4.75%, 04/15/35(a)	1,140	1,095,377
4.85%, 04/15/49	342	303,250
5.15%, 04/15/53	533	490,662
5.25%, 05/15/36	336	334,165
5.50%, 10/01/35	750	762,394
5.63%, 05/15/54(a)	605	593,717
American Homes 4 Rent LP
3.38%, 07/15/51	400	274,191
4.30%, 04/15/52	365	296,709
American Tower Corp.
2.95%, 01/15/51	973	627,999
3.10%, 06/15/50(a)	937	620,719
3.70%, 10/15/49	549	410,977
AvalonBay Communities Inc.
3.90%, 10/15/46	341	276,066
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.15%, 07/01/47	$325	$271,821
4.35%, 04/15/48	328	283,312
Camden Property Trust, 3.35%, 11/01/49(a)	354	253,614
Crown Castle Inc.
2.90%, 04/01/41	1,003	722,515
3.25%, 01/15/51(a)	762	515,022
4.00%, 11/15/49	332	255,912
4.15%, 07/01/50	450	356,206
4.75%, 05/15/47	337	296,284
5.20%, 02/15/49	361	334,290
Equinix Inc.
2.95%, 09/15/51	468	298,636
3.00%, 07/15/50	478	310,262
3.40%, 02/15/52	558	390,980
ERP Operating LP
4.00%, 08/01/47(a)	340	274,922
4.50%, 07/01/44	747	664,792
4.50%, 06/01/45	272	238,431
Essex Portfolio LP
2.65%, 09/01/50(a)	434	260,141
4.50%, 03/15/48	322	275,811
Federal Realty OP LP
3.63%, 08/01/46(a)	289	210,010
4.50%, 12/01/44(a)	528	459,250
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54	485	492,177
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)(b)	248	228,288
Healthpeak OP LLC, 6.75%, 02/01/41	294	329,154
Host Hotels & Resorts LP, 5.50%, 04/15/35	515	511,456
Kilroy Realty LP, 6.25%, 01/15/36(a)	340	341,440
Kimco Realty OP LLC
3.70%, 10/01/49	362	271,664
4.13%, 12/01/46	356	289,671
4.25%, 04/01/45	500	421,094
4.45%, 09/01/47	373	317,670
4.85%, 03/01/35(a)	100	97,108
Mid-America Apartments LP, 2.88%, 09/15/51(a)	500	324,706
NNN REIT Inc.
3.00%, 04/15/52	545	342,581
3.10%, 04/15/50	375	246,272
3.50%, 04/15/51	504	354,500
4.80%, 10/15/48	336	293,754
Prologis LP
2.13%, 10/15/50	528	290,358
3.00%, 04/15/50	782	523,115
3.05%, 03/01/50	358	241,889
4.38%, 09/15/48	331	283,780
5.25%, 06/15/53	1,003	973,979
5.25%, 03/15/54	900	874,753
Public Storage Operating Co., 5.35%, 08/01/53	1,017	999,575
Realty Income Corp.
4.65%, 03/15/47	597	531,968
5.38%, 09/01/54(a)	620	606,730
5.88%, 03/15/35(a)	180	189,636
Regency Centers LP
4.40%, 02/01/47	429	366,934
4.65%, 03/15/49(a)	318	278,800
Simon Property Group LP
3.25%, 09/13/49(a)	1,334	932,275
3.80%, 07/15/50	824	627,612
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 10/01/44	$472	$398,087
4.25%, 11/30/46(a)	510	431,994
4.75%, 03/15/42	548	503,496
5.85%, 03/08/53	675	703,044
6.65%, 01/15/54	580	666,727
6.75%, 02/01/40(a)	545	620,894
Trust Fibra Uno
6.39%, 01/15/50(b)	600	492,509
6.95%, 01/30/44(a)(b)	635	564,319
8.25%, 01/23/37(b)	40	41,115
Ventas Realty LP
4.38%, 02/01/45	297	251,056
4.88%, 04/15/49	337	302,995
5.70%, 09/30/43	303	304,199
VICI Properties LP
5.63%, 05/15/52(a)	837	791,989
6.13%, 04/01/54	532	541,922
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	518	430,134
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	517	438,166
Welltower OP LLC
4.95%, 09/01/48	532	501,298
5.13%, 03/15/43	265	250,794
6.50%, 03/15/41	435	481,270
Weyerhaeuser Co., 4.00%, 03/09/52	501	386,566
		36,318,422
Retail — 2.7%
7-Eleven Inc.
2.50%, 02/10/41(a)(b)	696	466,917
2.80%, 02/10/51(b)	1,400	849,128
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)(b)	376	285,024
3.63%, 05/13/51(b)	590	416,473
3.80%, 01/25/50(b)	738	552,353
4.50%, 07/26/47(a)(b)	624	526,258
5.62%, 02/12/54(a)(b)	660	642,756
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	905	675,286
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	615	476,431
Darden Restaurants Inc., 4.55%, 02/15/48	319	267,343
Dick's Sporting Goods Inc., 4.10%, 01/15/52(a)	888	661,330
Dollar General Corp.
4.13%, 04/03/50	456	346,446
5.50%, 11/01/52(a)	255	237,130
Dollar Tree Inc., 3.38%, 12/01/51	522	342,406
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(b)	15	15,247
Home Depot Inc. (The)
2.38%, 03/15/51	1,404	823,966
2.75%, 09/15/51	1,051	666,767
3.13%, 12/15/49	1,238	860,988
3.30%, 04/15/40	1,246	997,975
3.35%, 04/15/50	1,586	1,144,173
3.50%, 09/15/56	1,010	726,318
3.63%, 04/15/52	1,568	1,180,855
3.90%, 06/15/47	1,212	976,915
4.20%, 04/01/43(a)	1,003	867,026
4.25%, 04/01/46	1,701	1,455,776
4.40%, 03/15/45	1,017	895,851
4.50%, 12/06/48	1,561	1,376,998
Security	Par (000)	Value
Retail (continued)
4.88%, 02/15/44	$950	$895,373
4.95%, 09/15/52(a)	1,140	1,074,406
5.30%, 06/25/54	1,515	1,490,599
5.40%, 09/15/40	519	528,966
5.40%, 06/25/64	470	465,211
5.88%, 12/16/36	2,798	3,012,421
5.95%, 04/01/41	1,007	1,078,028
Lowe's Companies Inc.
2.80%, 09/15/41	1,072	758,685
3.00%, 10/15/50(a)	1,837	1,186,136
3.50%, 04/01/51(a)	479	339,985
3.70%, 04/15/46	1,394	1,064,330
4.05%, 05/03/47	1,590	1,272,525
4.25%, 04/01/52	1,539	1,241,043
4.38%, 09/15/45	463	395,229
4.45%, 04/01/62	1,225	981,044
4.55%, 04/05/49	677	577,547
4.65%, 04/15/42	499	449,869
5.00%, 04/15/40	460	439,264
5.00%, 09/15/43	205	193,761
5.13%, 04/15/50	494	458,504
5.50%, 10/15/35	186	192,235
5.63%, 04/15/53	1,545	1,531,417
5.75%, 07/01/53(a)	559	566,920
5.80%, 10/15/36	115	121,983
5.80%, 09/15/62(a)	994	996,620
5.85%, 04/01/63	507	513,972
McDonald's Corp.
3.63%, 05/01/43	386	305,974
3.63%, 09/01/49	1,808	1,354,838
3.70%, 02/15/42	498	402,570
4.20%, 04/01/50	807	661,058
4.45%, 03/01/47	1,095	946,557
4.45%, 09/01/48	831	715,639
4.60%, 05/26/45	611	546,591
4.70%, 12/09/35	761	742,517
4.88%, 07/15/40	434	409,738
4.88%, 12/09/45	1,771	1,637,924
5.15%, 09/09/52	786	743,816
5.45%, 08/14/53	823	812,522
5.70%, 02/01/39(a)	305	319,705
6.30%, 10/15/37	817	900,189
6.30%, 03/01/38	717	788,898
Starbucks Corp.
3.35%, 03/12/50	605	421,299
3.50%, 11/15/50	1,419	1,017,424
3.75%, 12/01/47(a)	499	376,616
4.30%, 06/15/45	406	340,689
4.45%, 08/15/49	1,113	942,813
4.50%, 11/15/48	1,064	913,236
Target Corp.
2.95%, 01/15/52(a)	1,080	711,052
3.63%, 04/15/46	682	532,728
3.90%, 11/15/47	590	476,513
4.00%, 07/01/42	1,089	940,395
4.80%, 01/15/53(a)	1,190	1,096,128
6.50%, 10/15/37	474	533,524
7.00%, 01/15/38	340	400,856
Tiffany & Co., 4.90%, 10/01/44	321	310,597
TJX Companies Inc. (The), 4.50%, 04/15/50(a)	410	366,876

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Walmart Inc.
2.50%, 09/22/41	$1,030	$737,214
2.65%, 09/22/51	1,689	1,086,627
2.95%, 09/24/49	681	471,692
3.63%, 12/15/47	422	333,517
3.95%, 06/28/38	509	467,256
4.00%, 04/11/43	415	361,805
4.05%, 06/29/48	1,750	1,483,567
4.30%, 04/22/44	340	306,836
4.50%, 09/09/52	1,054	954,994
4.50%, 04/15/53(a)	1,521	1,375,028
4.88%, 07/08/40(a)	275	275,906
5.00%, 10/25/40(a)	350	355,056
5.25%, 09/01/35	1,256	1,322,381
5.63%, 04/01/40	627	673,159
5.63%, 04/15/41	590	632,758
6.20%, 04/15/38	760	858,824
6.50%, 08/15/37	985	1,141,288
		74,067,399
Semiconductors — 2.3%
Advanced Micro Devices Inc., 4.39%, 06/01/52(a)	471	406,796
Analog Devices Inc.
2.80%, 10/01/41	673	494,805
2.95%, 10/01/51(a)	1,000	662,655
5.30%, 12/15/45(a)	325	323,283
5.30%, 04/01/54	610	604,778
Applied Materials Inc.
2.75%, 06/01/50	704	458,653
4.35%, 04/01/47	1,005	878,496
5.10%, 10/01/35	461	470,657
5.85%, 06/15/41(a)	535	570,191
Broadcom Inc.
3.14%, 11/15/35(b)	3,284	2,737,698
3.19%, 11/15/36(b)	2,819	2,321,161
3.50%, 02/15/41(b)	2,895	2,311,754
3.75%, 02/15/51(b)	1,701	1,298,438
4.93%, 05/15/37(a)(b)	2,527	2,451,155
Foundry JV Holdco LLC
6.10%, 01/25/36(a)(b)	1,200	1,249,607
6.20%, 01/25/37(b)	1,325	1,391,729
6.25%, 01/25/35(b)	425	447,670
6.30%, 01/25/39(b)	795	843,529
6.40%, 01/25/38(b)	786	840,273
Intel Corp.
2.80%, 08/12/41	825	551,581
3.05%, 08/12/51	1,391	846,194
3.10%, 02/15/60	1,223	694,892
3.20%, 08/12/61	815	475,069
3.25%, 11/15/49	2,042	1,313,778
3.73%, 12/08/47	1,986	1,412,878
4.10%, 05/19/46	1,424	1,088,193
4.10%, 05/11/47(a)	966	731,530
4.25%, 12/15/42(a)	545	435,475
4.60%, 03/25/40	664	581,006
4.75%, 03/25/50(a)	2,253	1,862,895
4.80%, 10/01/41	806	699,905
4.90%, 07/29/45	776	665,604
4.90%, 08/05/52(a)	1,783	1,494,073
4.95%, 03/25/60	1,078	897,183
5.05%, 08/05/62	1,014	847,594
5.60%, 02/21/54	1,147	1,064,827
Security	Par (000)	Value
Semiconductors (continued)
5.63%, 02/10/43	$1,000	$958,536
5.70%, 02/10/53(a)	2,010	1,889,295
5.90%, 02/10/63(a)	926	888,100
KLA Corp.
3.30%, 03/01/50	659	469,638
4.95%, 07/15/52	1,452	1,358,700
5.00%, 03/15/49	410	390,014
5.25%, 07/15/62	763	734,362
Lam Research Corp.
2.88%, 06/15/50(a)	698	455,980
3.13%, 06/15/60	460	293,336
4.88%, 03/15/49	713	662,146
Micron Technology Inc.
3.37%, 11/01/41	426	320,708
3.48%, 11/01/51	521	360,971
NVIDIA Corp.
3.50%, 04/01/40	859	727,649
3.50%, 04/01/50	2,076	1,599,573
3.70%, 04/01/60	398	304,984
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	475	344,811
3.25%, 05/11/41	966	727,625
3.25%, 11/30/51	526	351,145
Qualcomm Inc.
3.25%, 05/20/50	709	498,734
4.30%, 05/20/47	1,503	1,278,824
4.50%, 05/20/52(a)	999	862,364
4.65%, 05/20/35	987	970,934
4.80%, 05/20/45	1,518	1,401,869
6.00%, 05/20/53(a)	1,193	1,272,233
Texas Instruments Inc.
2.70%, 09/15/51	496	313,210
3.88%, 03/15/39	739	655,978
4.10%, 08/16/52	306	250,444
4.15%, 05/15/48	1,462	1,226,424
5.00%, 03/14/53	663	628,383
5.05%, 05/18/63	1,482	1,384,086
5.15%, 02/08/54	745	721,135
TSMC Arizona Corp.
3.13%, 10/25/41	800	638,173
3.25%, 10/25/51(a)	1,149	868,840
4.50%, 04/22/52(a)	765	731,805
		62,967,014
Software — 2.8%
AppLovin Corp., 5.95%, 12/01/54	330	336,726
Electronic Arts Inc., 2.95%, 02/15/51	389	251,704
Fidelity National Information Services Inc.
3.10%, 03/01/41(a)	663	489,910
4.50%, 08/15/46	322	272,637
5.63%, 07/15/52(a)	250	248,740
Series 30Y, 4.75%, 05/15/48(a)	260	224,836
Fiserv Inc., 4.40%, 07/01/49	2,073	1,741,213
Intuit Inc., 5.50%, 09/15/53(a)	1,243	1,260,611
Microsoft Corp.
2.50%, 09/15/50	1,476	930,742
2.53%, 06/01/50	6,241	3,969,307
2.68%, 06/01/60	3,791	2,314,205
2.92%, 03/17/52	6,309	4,323,046
3.04%, 03/17/62	1,959	1,292,301
3.45%, 08/08/36(a)	1,870	1,681,874
3.50%, 11/15/42(a)	481	402,869
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.70%, 08/08/46	$1,809	$1,483,350
3.75%, 02/12/45(a)	537	462,337
3.95%, 08/08/56	441	364,819
4.00%, 02/12/55	551	460,554
4.10%, 02/06/37	886	846,468
4.20%, 11/03/35(a)	908	890,413
4.25%, 02/06/47(a)	1,074	987,528
4.45%, 11/03/45(a)	865	819,358
4.50%, 10/01/40(a)	278	277,069
4.50%, 06/15/47	535	495,505
4.50%, 02/06/57(a)	790	728,471
4.75%, 11/03/55(a)	346	326,130
5.20%, 06/01/39(a)	586	617,413
5.30%, 02/08/41(a)	566	625,424
Oracle Corp.
3.60%, 04/01/40	3,108	2,479,658
3.60%, 04/01/50	5,082	3,627,852
3.65%, 03/25/41	2,397	1,898,473
3.80%, 11/15/37	1,816	1,548,363
3.85%, 07/15/36	1,332	1,161,766
3.85%, 04/01/60(a)	3,673	2,585,721
3.90%, 05/15/35	1,310	1,171,321
3.95%, 03/25/51	3,790	2,856,277
4.00%, 07/15/46	3,094	2,429,741
4.00%, 11/15/47	2,297	1,789,222
4.10%, 03/25/61	1,615	1,185,593
4.13%, 05/15/45	1,977	1,598,732
4.38%, 05/15/55	1,390	1,108,880
4.50%, 07/08/44	757	649,835
5.38%, 07/15/40	2,120	2,062,058
5.38%, 09/27/54(a)	2,183	2,042,136
5.50%, 08/03/35	1,725	1,762,147
5.50%, 09/27/64	1,329	1,237,881
5.55%, 02/06/53	2,242	2,145,827
6.00%, 08/03/55	2,235	2,283,201
6.13%, 07/08/39	1,336	1,412,575
6.13%, 08/03/65	1,010	1,031,005
6.50%, 04/15/38	1,011	1,101,987
6.90%, 11/09/52	2,545	2,894,405
Salesforce Inc.
2.70%, 07/15/41	1,142	829,437
2.90%, 07/15/51	2,025	1,330,401
3.05%, 07/15/61(a)	1,193	753,537
		76,103,591
Telecommunications — 5.5%
America Movil SAB de CV
4.38%, 07/16/42	1,032	894,137
4.38%, 04/22/49	1,193	1,007,333
6.13%, 11/15/37	229	243,141
6.13%, 03/30/40	1,959	2,079,375
6.38%, 03/01/35	914	993,083
AT&T Inc.
3.10%, 02/01/43	746	543,690
3.30%, 02/01/52	1,269	862,149
3.50%, 06/01/41	2,663	2,092,658
3.50%, 09/15/53(a)	7,768	5,410,076
3.50%, 02/01/61(a)	879	583,346
3.55%, 09/15/55	7,756	5,378,292
3.65%, 06/01/51	2,848	2,071,671
3.65%, 09/15/59	6,660	4,599,788
3.80%, 12/01/57	6,118	4,393,863
Security	Par (000)	Value
Telecommunications (continued)
3.85%, 06/01/60	$1,727	$1,238,754
4.30%, 12/15/42	1,541	1,322,126
4.35%, 06/15/45	1,199	1,012,955
4.50%, 05/15/35	2,510	2,372,362
4.50%, 03/09/48	1,831	1,549,980
4.55%, 03/09/49	989	848,211
4.65%, 06/01/44(a)	537	473,765
4.75%, 05/15/46	2,020	1,798,046
4.80%, 06/15/44(a)	528	477,981
4.85%, 03/01/39	950	900,806
4.85%, 07/15/45	327	294,152
4.90%, 08/15/37	746	718,706
5.15%, 03/15/42	451	423,853
5.15%, 11/15/46	829	780,024
5.15%, 02/15/50	657	609,724
5.25%, 03/01/37	1,069	1,068,534
5.35%, 09/01/40	788	775,119
5.45%, 03/01/47	674	652,477
5.55%, 08/15/41	577	575,088
5.65%, 02/15/47(a)	655	663,418
5.70%, 03/01/57	525	515,036
6.00%, 08/15/40(a)	440	459,278
6.25%, 03/29/41	360	379,255
6.30%, 01/15/38(a)	471	512,559
6.38%, 03/01/41	341	368,250
6.55%, 02/15/39	373	412,712
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	689	490,717
4.30%, 07/29/49	574	463,624
4.46%, 04/01/48(a)	1,056	880,947
5.55%, 02/15/54(a)	787	758,351
Series US-4, 3.65%, 03/17/51	376	270,187
Series US-6, 3.20%, 02/15/52(a)	527	345,364
British Telecommunications PLC, 4.25%, 11/08/49(b)	315	252,714
Cisco Systems Inc.
5.30%, 02/26/54	1,854	1,850,694
5.35%, 02/26/64	969	956,825
5.50%, 01/15/40	2,015	2,084,861
5.50%, 02/24/55	510	522,992
5.90%, 02/15/39	1,967	2,127,261
Corning Inc.
3.90%, 11/15/49	555	429,339
4.38%, 11/15/57	728	591,888
4.70%, 03/15/37	260	246,316
4.75%, 03/15/42	406	371,718
5.35%, 11/15/48(a)	654	631,662
5.45%, 11/15/79	1,099	1,033,341
5.75%, 08/15/40	396	404,997
5.85%, 11/15/68	296	296,952
7.25%, 08/15/36(a)	255	263,894
Deutsche Telekom AG, 3.63%, 01/21/50(a)(b)	935	697,881
Deutsche Telekom International Finance BV
4.75%, 06/21/38(b)	366	347,917
4.88%, 03/06/42(a)(b)	817	759,924
Juniper Networks Inc., 5.95%, 03/15/41	384	389,315
Motorola Solutions Inc., 5.50%, 09/01/44(a)	379	371,731
Nokia OYJ, 6.63%, 05/15/39	510	529,166
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	543	488,078

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Orange SA
5.38%, 01/13/42	$798	$784,607
5.50%, 02/06/44	769	771,526
Rogers Communications Inc.
3.70%, 11/15/49	996	710,244
4.30%, 02/15/48	798	639,013
4.35%, 05/01/49	1,270	1,015,466
4.50%, 03/15/42	725	624,106
4.50%, 03/15/43	471	401,151
4.55%, 03/15/52(a)	1,866	1,518,324
5.00%, 03/15/44	1,013	914,358
5.45%, 10/01/43(a)	626	599,332
7.50%, 08/15/38	283	327,642
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	304	222,980
SES SA, 5.30%, 04/04/43(b)	230	162,316
Telefonica Emisiones SA
4.67%, 03/06/38(a)	364	333,142
4.90%, 03/06/48	1,422	1,233,222
5.21%, 03/08/47(a)	2,727	2,484,015
5.52%, 03/01/49	1,565	1,474,089
7.05%, 06/20/36	2,028	2,274,293
TELUS Corp.
4.30%, 06/15/49	480	383,340
4.60%, 11/16/48	708	598,077
T-Mobile USA Inc.
3.00%, 02/15/41	2,459	1,811,210
3.30%, 02/15/51	3,497	2,388,378
3.40%, 10/15/52	3,214	2,216,883
3.60%, 11/15/60	1,737	1,193,074
4.38%, 04/15/40	1,935	1,726,133
4.50%, 04/15/50	3,446	2,914,767
5.25%, 06/15/55	985	923,286
5.50%, 01/15/55	792	767,662
5.65%, 01/15/53	2,035	2,023,999
5.75%, 01/15/54	1,520	1,533,886
5.80%, 09/15/62	791	796,973
6.00%, 06/15/54	855	893,162
Verizon Communications Inc.
2.65%, 11/20/40	3,005	2,132,997
2.85%, 09/03/41	1,458	1,048,555
2.88%, 11/20/50(a)	2,319	1,487,494
2.99%, 10/30/56	3,782	2,341,997
3.00%, 11/20/60(a)	2,119	1,289,241
3.40%, 03/22/41	3,217	2,518,011
3.55%, 03/22/51	3,728	2,729,293
3.70%, 03/22/61	3,128	2,221,314
3.85%, 11/01/42	842	685,800
3.88%, 03/01/52(a)	1,613	1,238,300
4.00%, 03/22/50	1,244	980,353
4.13%, 08/15/46	937	769,610
4.27%, 01/15/36(a)	1,430	1,323,596
4.52%, 09/15/48	1,322	1,146,053
4.67%, 03/15/55	679	585,609
4.75%, 11/01/41	341	314,202
4.81%, 03/15/39	1,276	1,208,132
4.86%, 08/21/46	2,442	2,246,294
5.01%, 04/15/49(a)	735	701,671
5.01%, 08/21/54(a)	740	679,481
5.25%, 03/16/37	1,168	1,175,097
5.50%, 03/16/47(a)	438	438,539
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 02/23/54(a)	$1,453	$1,441,948
5.85%, 09/15/35	525	552,829
6.55%, 09/15/43	904	1,011,285
Vodafone Group PLC
4.25%, 09/17/50	1,839	1,453,205
4.38%, 02/19/43	410	358,887
4.88%, 06/19/49	1,746	1,528,768
5.00%, 05/30/38(a)	688	668,694
5.13%, 06/19/59	181	160,211
5.25%, 05/30/48	1,441	1,353,549
5.63%, 02/10/53(a)	1,018	980,102
5.75%, 06/28/54	1,759	1,722,731
5.75%, 02/10/63(a)	271	260,146
5.88%, 06/28/64	640	628,102
6.15%, 02/27/37	1,049	1,120,792
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	380	307,199
		150,685,172
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	341	303,939
6.35%, 03/15/40	552	575,288
Mattel Inc.
5.45%, 11/01/41	335	312,617
6.20%, 10/01/40(a)	260	263,762
		1,455,606
Transportation — 3.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	831	539,651
3.05%, 02/15/51	817	556,000
3.30%, 09/15/51	927	659,654
3.55%, 02/15/50	910	684,743
3.90%, 08/01/46	961	781,164
4.05%, 06/15/48	914	755,333
4.13%, 06/15/47	925	778,688
4.15%, 04/01/45	1,180	1,004,683
4.15%, 12/15/48	899	751,401
4.38%, 09/01/42	645	576,055
4.40%, 03/15/42	578	517,144
4.45%, 03/15/43	813	730,247
4.45%, 01/15/53	1,003	873,385
4.55%, 09/01/44	790	715,216
4.70%, 09/01/45	481	441,000
4.90%, 04/01/44	1,042	986,990
4.95%, 09/15/41	298	286,111
5.05%, 03/01/41	493	480,225
5.15%, 09/01/43	706	697,596
5.20%, 04/15/54(a)	1,326	1,293,670
5.40%, 06/01/41	440	444,474
5.50%, 03/15/55	1,120	1,139,182
5.75%, 05/01/40	797	841,833
6.15%, 05/01/37(a)	643	707,115
6.20%, 08/15/36	330	364,427
Canadian National Railway Co.
2.45%, 05/01/50	638	385,559
3.20%, 08/02/46(a)	747	546,888
3.50%, 11/15/42	198	155,896
3.65%, 02/03/48	694	542,711
4.40%, 08/05/52	739	643,259
4.45%, 01/20/49	761	673,627
Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.50%, 11/07/43(a)	$183	$164,186
6.13%, 11/01/53	255	284,838
6.20%, 06/01/36	445	487,931
6.38%, 11/15/37	384	428,511
6.71%, 07/15/36	250	285,119
Canadian Pacific Railway Co.
3.00%, 12/02/41(a)	938	689,111
3.10%, 12/02/51(a)	1,785	1,203,159
3.50%, 05/01/50	500	363,771
4.20%, 11/15/69	331	254,906
4.30%, 05/15/43(a)	436	378,869
4.70%, 05/01/48(a)	593	533,474
4.80%, 09/15/35	335	329,577
4.80%, 08/01/45	671	615,239
4.95%, 08/15/45	492	461,085
5.75%, 01/15/42	198	199,963
5.95%, 05/15/37	488	519,559
6.13%, 09/15/2115	844	902,387
Central Japan Railway Co., 4.25%, 11/24/45(b)	206	178,857
CSX Corp.
2.50%, 05/15/51	475	285,096
3.35%, 09/15/49	710	510,956
3.80%, 11/01/46	852	680,150
3.80%, 04/15/50	564	442,278
3.95%, 05/01/50	652	524,414
4.10%, 03/15/44	817	696,419
4.25%, 11/01/66	632	500,080
4.30%, 03/01/48	910	777,042
4.40%, 03/01/43	282	252,122
4.50%, 03/15/49	434	382,000
4.50%, 11/15/52(a)	937	817,069
4.50%, 08/01/54	321	279,786
4.65%, 03/01/68	460	393,354
4.75%, 05/30/42	576	538,287
4.75%, 11/15/48	732	666,722
4.90%, 03/15/55(a)	485	447,658
5.50%, 04/15/41	482	491,640
6.00%, 10/01/36	433	468,036
6.15%, 05/01/37	671	730,265
6.22%, 04/30/40	659	722,433
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	585	352,463
3.83%, 09/14/61(b)	661	433,342
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	700	471,609
4.70%, 05/07/50(b)	1,013	854,383
5.00%, 01/25/47(b)	785	690,987
ENA Master Trust, 4.00%, 05/19/48(b)	360	264,780
FedEx Corp.
3.25%, 05/15/41	641	470,884
3.88%, 08/01/42	490	384,642
3.90%, 02/01/35(a)	445	399,722
4.05%, 02/15/48	1,107	860,192
4.10%, 04/15/43(a)	542	436,163
4.10%, 02/01/45	743	589,148
4.40%, 01/15/47	780	637,369
4.50%, 02/01/65	194	143,046
4.55%, 04/01/46	1,374	1,164,197
4.75%, 11/15/45(a)	1,319	1,151,263
4.95%, 10/17/48(a)	952	842,782
5.10%, 01/15/44(a)	772	704,261
Security	Par (000)	Value
Transportation (continued)
5.25%, 05/15/50(a)	$1,353	$1,238,560
Norfolk Southern Corp.
2.90%, 08/25/51	615	394,245
3.05%, 05/15/50	863	578,557
3.16%, 05/15/55	802	525,065
3.40%, 11/01/49	467	334,858
3.70%, 03/15/53	453	336,473
3.94%, 11/01/47	791	631,659
3.95%, 10/01/42	546	453,208
4.05%, 08/15/52	838	665,877
4.10%, 05/15/49	604	489,800
4.10%, 05/15/2121	395	284,492
4.15%, 02/28/48	760	630,540
4.45%, 06/15/45	544	476,339
4.55%, 06/01/53	825	714,298
4.65%, 01/15/46	776	694,785
4.80%, 08/15/43	245	218,407
4.84%, 10/01/41	542	507,200
5.10%, 12/31/49	360	322,858
5.35%, 08/01/54(a)	1,050	1,029,622
5.95%, 03/15/64(a)	615	649,712
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	162	167,311
TTX Co.
3.90%, 02/01/45(b)	240	196,713
4.20%, 07/01/46(b)	430	369,672
4.60%, 02/01/49(b)	531	475,193
4.65%, 06/15/44(b)	240	208,982
5.65%, 12/01/52(b)	255	265,718
Union Pacific Corp.
2.89%, 04/06/36	720	595,365
2.95%, 03/10/52	867	568,586
2.97%, 09/16/62	1,043	628,031
3.20%, 05/20/41	843	650,186
3.25%, 02/05/50	1,880	1,335,587
3.35%, 08/15/46	399	295,620
3.38%, 02/14/42	455	358,437
3.50%, 02/14/53(a)	1,290	944,600
3.55%, 08/15/39	567	475,124
3.55%, 05/20/61	658	459,861
3.60%, 09/15/37	553	477,753
3.75%, 02/05/70	745	520,643
3.80%, 10/01/51	1,060	824,715
3.80%, 04/06/71	956	678,065
3.84%, 03/20/60	1,890	1,412,112
3.85%, 02/14/72(a)	475	342,680
3.88%, 02/01/55	451	349,097
3.95%, 08/15/59(a)	492	375,154
4.00%, 04/15/47	595	488,995
4.05%, 11/15/45	512	426,331
4.05%, 03/01/46	503	418,215
4.10%, 09/15/67	498	380,021
4.30%, 03/01/49	663	567,289
4.50%, 09/10/48(a)	477	418,974
4.95%, 09/09/52(a)	773	728,910
4.95%, 05/15/53(a)	452	424,584
5.15%, 01/20/63	374	353,174
5.60%, 12/01/54	1,135	1,159,319
United Parcel Service Inc.
3.40%, 11/15/46	520	386,873
3.40%, 09/01/49	784	570,407
3.63%, 10/01/42	218	175,260

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.75%, 11/15/47	$1,259	$985,845
4.25%, 03/15/49	883	742,057
4.88%, 11/15/40	557	537,869
5.05%, 03/03/53(a)	1,159	1,092,777
5.20%, 04/01/40	458	458,289
5.30%, 04/01/50(a)	1,282	1,254,290
5.50%, 05/22/54(a)	1,050	1,054,158
5.60%, 05/22/64(a)	400	402,459
6.20%, 01/15/38	1,494	1,638,784
		89,108,149
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	534	345,099
4.50%, 03/30/45	245	204,969
5.20%, 03/15/44	479	452,712
5.50%, 06/15/35	600	606,812
6.05%, 06/05/54	685	701,846
		2,311,438
Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51	540	372,303
3.45%, 05/01/50	495	355,328
3.75%, 09/01/47	880	679,851
4.00%, 12/01/46	455	363,577
4.15%, 06/01/49	620	505,179
4.20%, 09/01/48	755	622,650
4.30%, 12/01/42	431	376,792
4.30%, 09/01/45	671	570,184
5.45%, 03/01/54	660	645,996
6.59%, 10/15/37	552	625,585
Essential Utilities Inc.
3.35%, 04/15/50	661	451,873
4.28%, 05/01/49	770	621,961
5.30%, 05/01/52	440	413,023
		6,604,302
Total Long-Term Investments — 97.3% (Cost: $3,050,624,161)		2,682,197,347
Security	Shares	Value
Short-Term Securities
Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(g)(h)(i)	312,638,124	$312,794,443
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(g)(h)	25,420,000	25,420,000
Total Short-Term Securities — 12.3% (Cost: $338,112,449)		338,214,443
Total Investments — 109.6% (Cost: $3,388,736,610)		3,020,411,790
Liabilities in Excess of Other Assets — (9.6)%		(265,539,376)
Net Assets — 100.0%		$2,754,872,414

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$233,842,922	$78,965,511 (a)	$—	$(17,610)	$3,620	$312,794,443	312,638,124	$766,857 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,450,000	13,970,000 (a)	—	—	—	25,420,000	25,420,000	1,185,498	—
				$(17,610)	$3,620	$338,214,443		$1,952,355	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
February 28, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,682,197,347	$—	$2,682,197,347
Short-Term Securities
Money Market Funds	338,214,443	—	—	338,214,443
	$338,214,443	$2,682,197,347	$—	$3,020,411,790
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
February 28, 2025

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$12,354,542,151	$21,358,413,497	$15,114,929,003
Investments, at value—affiliated(c)	1,377,743,622	1,712,289,373	1,999,212,906
Foreign currency, at value(d)	80	53	—
Receivables:
Investments sold	55,731,665	221,383,253	86,503,474
Securities lending income—affiliated	325,090	403,366	490,315
Capital shares sold	2,140,726	8,493,882	5,768,279
Dividends—affiliated	86,023	205,492	302,538
Interest—unaffiliated	152,174,709	233,598,315	182,913,144
Total assets	13,942,744,066	23,534,787,231	17,390,119,659
LIABILITIES
Bank overdraft	79,968	2,509,654	264,280
Collateral on securities loaned, at value	1,366,442,821	1,677,472,778	1,988,050,824
Payables:
Investments purchased	33,382,020	150,836,740	64,420,853
Capital shares redeemed	—	196,209	130,570
Investment advisory fees	377,976	653,905	459,635
Total liabilities	1,400,282,785	1,831,669,286	2,053,326,162
Commitments and contingent liabilities
NET ASSETS	$12,542,461,281	$21,703,117,945	$15,336,793,497
NET ASSETS CONSIST OF
Paid-in capital	$13,331,592,796	$22,163,538,020	$16,498,359,983
Accumulated loss	(789,131,515)	(460,420,075)	(1,161,566,486)
NET ASSETS	$12,542,461,281	$21,703,117,945	$15,336,793,497
NET ASSET VALUE
Shares outstanding	243,900,000	414,650,000	291,000,000
Net asset value	$51.42	$52.34	$52.70
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$13,017,976,334	$21,322,049,537	$15,530,305,932
(b) Securities loaned, at value	$1,323,846,084	$1,620,759,575	$1,923,733,460
(c) Investments, at cost—affiliated	$1,377,284,976	$1,711,571,043	$1,998,520,899
(d) Foreign currency, at cost	$78	$53	$—
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
February 28, 2025

iShares 10+ Year Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,682,197,347
Investments, at value—affiliated(c)	338,214,443
Cash	13,017
Receivables:
Investments sold	9,598,948
Securities lending income—affiliated	72,252
Capital shares sold	2,069,239
Dividends—affiliated	63,432
Interest—unaffiliated	39,703,202
Total assets	3,071,931,880
LIABILITIES
Collateral on securities loaned, at value	312,775,023
Payables:
Investments purchased	4,048,601
Capital shares redeemed	153,483
Investment advisory fees	82,359
Total liabilities	317,059,466
Commitments and contingent liabilities
NET ASSETS	$2,754,872,414
NET ASSETS CONSIST OF
Paid-in capital	$3,229,362,352
Accumulated loss	(474,489,938)
NET ASSETS	$2,754,872,414
NET ASSET VALUE
Shares outstanding	53,800,000
Net asset value	$51.21
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$3,050,624,161
(b) Securities loaned, at value	$302,831,149
(c) Investments, at cost—affiliated	$338,112,449
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended February 28, 2025

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,400,594	$3,859,769	$6,470,353
Interest—unaffiliated	528,355,578	859,411,247	621,757,832
Securities lending income—affiliated—net	3,415,259	4,425,615	4,936,846
Other income—unaffiliated	26,163	18,300	61,961
Foreign taxes withheld	(3,116)	—	—
Total investment income	533,194,478	867,714,931	633,226,992
EXPENSES
Investment advisory	4,663,950	8,356,821	5,608,548
Interest expense	—	19	313
Total expenses	4,663,950	8,356,840	5,608,861
Net investment income	528,530,528	859,358,091	627,618,131
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(32,788,176)	(134,806,997)	(198,476,328)
Investments—affiliated	(70,994)	(95,708)	(74,596)
In-kind redemptions—unaffiliated(a)	10,876,561	13,802,589	67,643,420
	(21,982,609)	(121,100,116)	(130,907,504)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	253,437,635	622,916,194	549,455,127
Investments—affiliated	61,957	60,815	66,505
Foreign currency translations	(3)	(2)	—
	253,499,589	622,977,007	549,521,632
Net realized and unrealized gain	231,516,980	501,876,891	418,614,128
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$760,047,508	$1,361,234,982	$1,046,232,259
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Operations (continued)
Year Ended February 28, 2025

iShares 10+ Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,185,498
Interest—unaffiliated	126,189,336
Securities lending income—affiliated—net	766,857
Other income—unaffiliated	5,986
Foreign taxes withheld	(2,075)
Total investment income	128,145,602
EXPENSES
Investment advisory	1,006,727
Total expenses	1,006,727
Net investment income	127,138,875
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(31,814,526)
Investments—affiliated	(17,610)
In-kind redemptions—unaffiliated(a)	7,936,184
(23,895,952)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	26,173,320
Investments—affiliated	3,620
26,176,940
Net realized and unrealized gain	2,280,988
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,419,863
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Broad USD Investment Grade Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$528,530,528	$392,250,220
Net realized loss	(21,982,609)	(84,015,418)
Net change in unrealized appreciation (depreciation)	253,499,589	234,651,498
Net increase in net assets resulting from operations	760,047,508	542,886,300
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(521,252,074)	(381,607,770)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,824,920,329	2,077,031,907
NET ASSETS
Total increase in net assets	2,063,715,763	2,238,310,437
Beginning of year	10,478,745,518	8,240,435,081
End of year	$12,542,461,281	$10,478,745,518

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares 1-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$859,358,091	$765,806,591	$627,618,131	$463,497,379
Net realized loss	(121,100,116)	(414,493,038)	(130,907,504)	(306,254,921)
Net change in unrealized appreciation (depreciation)	622,977,007	906,554,641	549,521,632	585,843,598
Net increase in net assets resulting from operations	1,361,234,982	1,257,868,194	1,046,232,259	743,086,056
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(854,199,269)	(768,525,086)	(615,689,462)	(456,554,851)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(155,581,087)	(3,385,791,059)	2,366,650,106	1,226,381,589
NET ASSETS
Total increase (decrease) in net assets	351,454,626	(2,896,447,951)	2,797,192,903	1,512,912,794
Beginning of year	21,351,663,319	24,248,111,270	12,539,600,594	11,026,687,800
End of year	$21,703,117,945	$21,351,663,319	$15,336,793,497	$12,539,600,594

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$127,138,875	$93,146,880
Net realized loss	(23,895,952)	(44,708,421)
Net change in unrealized appreciation (depreciation)	26,176,940	51,652,429
Net increase in net assets resulting from operations	129,419,863	100,090,888
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(124,382,045)	(90,769,438)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	642,315,375	497,362,943
NET ASSETS
Total increase in net assets	647,353,193	506,684,393
Beginning of year	2,107,519,221	1,600,834,828
End of year	$2,754,872,414	$2,107,519,221

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$50.35	$49.43	$56.64	$60.09	$60.20
Net investment income(a)	2.31	2.09	1.66	1.36	1.67
Net realized and unrealized gain (loss)(b)	1.04	0.87	(7.28)	(3.43)	(0.06)
Net increase (decrease) from investment operations	3.35	2.96	(5.62)	(2.07)	1.61
Distributions from net investment income(c)	(2.28)	(2.04)	(1.59)	(1.38)	(1.72)
Net asset value, end of year	$51.42	$50.35	$49.43	$56.64	$60.09
Total Return(d)
Based on net asset value	6.82%	6.14%	(9.99)%	(3.51)%	2.70%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.06%
Net investment income	4.53%	4.20%	3.27%	2.27%	2.77%
Supplemental Data
Net assets, end of year (000)	$12,542,461	$10,478,746	$8,240,435	$6,582,071	$5,913,258
Portfolio turnover rate(f)	12%	10%	11%	12%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$51.07	$49.89	$52.72	$54.88	$54.36
Net investment income(a)	2.12	1.71	1.11	0.81	1.19
Net realized and unrealized gain(b)	1.26	1.18	(2.86)	(2.02)	0.60
Net increase from investment operations	3.38	2.89	(1.75)	(1.21)	1.79
Distributions(c)
From net investment income	(2.11)	(1.71)	(1.07)	(0.86)	(1.27)
From net realized gain	—	—	(0.01)	(0.09)	—
Total distributions	(2.11)	(1.71)	(1.08)	(0.95)	(1.27)
Net asset value, end of year	$52.34	$51.07	$49.89	$52.72	$54.88
Total Return(d)
Based on net asset value	6.77%	5.91%	(3.32)%	(2.20)%	3.32%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.05%	0.06%	0.06%
Net investment income	4.11%	3.39%	2.21%	1.50%	2.18%
Supplemental Data
Net assets, end of year (000)	$21,703,118	$21,351,663	$24,248,111	$22,436,202	$22,726,686
Portfolio turnover rate(f)	29%	25%	26%	30%	29%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$51.10	$49.83	$56.71	$60.34	$59.76
Net investment income(a)	2.32	2.02	1.57	1.34	1.58
Net realized and unrealized gain (loss)(b)	1.57	1.25	(6.91)	(3.49)	0.65
Net increase (decrease) from investment operations	3.89	3.27	(5.34)	(2.15)	2.23
Distributions(c)
From net investment income	(2.29)	(2.00)	(1.54)	(1.35)	(1.65)
From net realized gain	—	—	—	(0.13)	—
Total distributions	(2.29)	(2.00)	(1.54)	(1.48)	(1.65)
Net asset value, end of year	$52.70	$51.10	$49.83	$56.71	$60.34
Total Return(d)
Based on net asset value	7.80%	6.71%	(9.47)%	(3.62)%	3.79%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.05%	0.06%	0.06%
Net investment income	4.48%	4.02%	3.07%	2.24%	2.64%
Supplemental Data
Net assets, end of year (000)	$15,336,793	$12,539,601	$11,026,688	$11,188,899	$11,063,433
Portfolio turnover rate(f)	19%	21%	24%	27%	23%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$50.78	$50.34	$63.42	$68.68	$70.27
Net investment income(a)	2.57	2.47	2.27	2.18	2.31
Net realized and unrealized gain (loss)(b)	0.39	0.39	(13.06)	(5.24)	(1.57)
Net increase (decrease) from investment operations	2.96	2.86	(10.79)	(3.06)	0.74
Distributions from net investment income(c)	(2.53)	(2.42)	(2.29)	(2.20)	(2.33)
Net asset value, end of year	$51.21	$50.78	$50.34	$63.42	$68.68
Total Return(d)
Based on net asset value	5.97%	5.87%	(17.18)%	(4.62)%	1.05%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.05%	0.06%	0.06%
Net investment income	5.05%	4.93%	4.26%	3.18%	3.32%
Supplemental Data
Net assets, end of year (000)	$2,754,872	$2,107,519	$1,600,835	$1,991,416	$2,403,908
Portfolio turnover rate(f)	6%	7%	9%	9%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$322,170,633	$(322,170,633)	$—	$—
Barclays Capital, Inc.	16,637,899	(16,637,899)	—	—
BMO Capital Markets Corp.	10,311,295	(10,311,295)	—	—
BNP Paribas SA	122,121,981	(122,121,981)	—	—
BofA Securities, Inc.	37,526,199	(37,526,199)	—	—
Citadel Clearing LLC	1,785,525	(1,785,525)	—	—
Citigroup Global Markets, Inc.	18,068,297	(18,068,297)	—	—
Deutsche Bank Securities, Inc.	55,128,572	(55,128,572)	—	—
Goldman Sachs & Co. LLC	83,505,987	(83,505,987)	—	—
HSBC Securities (USA), Inc.	16,892,658	(16,892,658)	—	—
J.P. Morgan Securities LLC	312,257,907	(312,257,907)	—	—
Jefferies LLC	7,465,544	(7,465,544)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	13,263,718	(13,263,718)	—	—
Morgan Stanley	100,106,082	(100,106,082)	—	—
Nomura Securities International, Inc.	13,672,429	(13,672,429)	—	—
Pershing LLC	24,197,313	(24,197,313)	—	—
RBC Capital Markets LLC	90,618,985	(90,618,985)	—	—
Scotia Capital (USA), Inc.	12,900,198	(12,900,198)	—	—
Scotia Capital Inc	3,386,601	(3,386,601)	—	—
State Street Bank & Trust Co.	2,855,032	(2,855,032)	—	—
TD Securities (USA) LLC	2,401,894	(2,401,894)	—	—
Toronto-Dominion Bank	5,824,107	(5,824,107)	—	—
UBS AG	6,890,035	(6,890,035)	—	—
UBS Securities LLC	12,594,036	(12,594,036)	—	—
Wells Fargo Bank N.A.	2,411,505	(2,411,505)	—	—
Wells Fargo Securities LLC	28,851,652	(28,851,652)	—	—
	$1,323,846,084	$(1,323,846,084)	$—	$—
1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$399,107,080	$(399,107,080)	$—	$—
Barclays Capital, Inc.	11,030,688	(11,030,688)	—	—
BMO Capital Markets Corp.	17,949,283	(17,949,283)	—	—
BNP Paribas SA	70,256,261	(70,256,261)	—	—
BofA Securities, Inc.	74,204,115	(74,204,115)	—	—
Citigroup Global Markets, Inc.	49,846,874	(49,846,874)	—	—
Deutsche Bank Securities, Inc.	64,484,398	(64,484,398)	—	—
Goldman Sachs & Co. LLC	104,573,176	(104,573,176)	—	—
HSBC Securities (USA), Inc.	27,651,201	(27,651,201)	—	—
J.P. Morgan Securities LLC	393,488,241	(393,488,241)	—	—
Jefferies LLC	15,861,987	(15,861,987)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	23,542,731	(23,542,731)	—	—
Morgan Stanley	173,620,387	(173,620,387)	—	—
Nomura Securities International, Inc.	11,986,732	(11,986,732)	—	—
Pershing LLC	40,290,863	(40,290,863)	—	—
RBC Capital Markets LLC	53,453,370	(53,453,370)	—	—
Scotia Capital (USA), Inc.	7,513,685	(7,513,685)	—	—
Scotia Capital Inc	2,483,803	(2,483,803)	—	—
State Street Bank & Trust Co.	1,608,717	(1,608,717)	—	—
TD Securities (USA) LLC	2,980,999	(2,980,999)	—	—
Toronto-Dominion Bank	20,391,737	(20,391,737)	—	—
UBS AG	9,520,195	(9,520,195)	—	—
UBS Securities LLC	17,100,126	(17,100,126)	—	—
Wells Fargo Securities LLC	27,812,926	(27,812,926)	—	—
	$1,620,759,575	$(1,620,759,575)	$—	$—
Notes to Financial Statements

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$403,772,747	$(403,772,747)	$—	$—
Barclays Capital, Inc.	22,482,556	(22,482,556)	—	—
BMO Capital Markets Corp.	23,450,651	(23,450,651)	—	—
BNP Paribas SA	121,175,484	(121,175,484)	—	—
BofA Securities, Inc.	41,802,638	(41,802,638)	—	—
Citadel Clearing LLC	8,666,784	(8,666,784)	—	—
Citigroup Global Markets, Inc.	39,952,036	(39,952,036)	—	—
Deutsche Bank Securities, Inc.	98,604,269	(98,604,269)	—	—
Goldman Sachs & Co. LLC	157,110,827	(157,110,827)	—	—
HSBC Securities (USA), Inc.	30,224,792	(30,224,792)	—	—
J.P. Morgan Securities LLC	358,872,640	(358,872,640)	—	—
Jefferies LLC	19,515,955	(19,515,955)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	32,133,216	(32,133,216)	—	—
Morgan Stanley	120,857,143	(120,857,143)	—	—
Nomura Securities International, Inc.	18,600,295	(18,600,295)	—	—
Pershing LLC	31,145,537	(31,145,537)	—	—
RBC Capital Markets LLC	210,854,227	(210,854,227)	—	—
Scotia Capital (USA), Inc.	37,966,472	(37,966,472)	—	—
Scotia Capital Inc	3,513,743	(3,513,743)	—	—
State Street Bank & Trust Co.	7,121,988	(7,121,988)	—	—
TD Securities (USA) LLC	4,097,362	(4,097,362)	—	—
Toronto-Dominion Bank	18,253,183	(18,253,183)	—	—
UBS AG	7,154,915	(7,154,915)	—	—
UBS Securities LLC	14,403,609	(14,403,609)	—	—
Wells Fargo Bank N.A.	4,243,788	(4,243,788)	—	—
Wells Fargo Securities LLC	87,756,603	(87,756,603)	—	—
	$1,923,733,460	$(1,923,733,460)	$—	$—
10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$73,309,652	$(73,309,652)	$—	$—
BMO Capital Markets Corp.	1,134,157	(1,134,157)	—	—
BNP Paribas SA	45,493,782	(45,493,782)	—	—
BofA Securities, Inc.	7,430,964	(7,430,964)	—	—
Citadel Clearing LLC	1,397,849	(1,397,849)	—	—
Citigroup Global Markets, Inc.	1,110,415	(1,110,415)	—	—
Deutsche Bank Securities, Inc.	7,156,830	(7,156,830)	—	—
Goldman Sachs & Co. LLC	26,911,396	(26,911,396)	—	—
HSBC Securities (USA), Inc.	847,952	(847,952)	—	—
J.P. Morgan Securities LLC	78,214,342	(78,214,342)	—	—
Jefferies LLC	762,028	(762,028)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	2,073,206	(2,073,206)	—	—
Morgan Stanley	16,902,830	(16,902,830)	—	—
Nomura Securities International, Inc.	1,720,645	(1,720,645)	—	—
Pershing LLC	3,293,335	(3,293,335)	—	—
RBC Capital Markets LLC	22,220,747	(22,220,747)	—	—
Scotia Capital (USA), Inc.	1,742,885	(1,742,885)	—	—
State Street Bank & Trust Co.	794,640	(794,640)	—	—
Toronto-Dominion Bank	310,119	(310,119)	—	—
UBS AG	362,007	(362,007)	—	—
UBS Securities LLC	3,076,354	(3,076,354)	—	—
Wells Fargo Bank N.A.	698,745	(698,745)	—	—
Wells Fargo Securities LLC	5,866,269	(5,866,269)	—	—
	$302,831,149	$(302,831,149)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Broad USD Investment Grade Corporate Bond	0.04%
1-5 Year Investment Grade Corporate Bond	0.04
5-10 Year Investment Grade Corporate Bond	0.04
10+ Year Investment Grade Corporate Bond	0.04
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Broad USD Investment Grade Corporate Bond	$1,187,278
1-5 Year Investment Grade Corporate Bond	1,520,357
5-10 Year Investment Grade Corporate Bond	1,694,910
10+ Year Investment Grade Corporate Bond	266,757
Notes to Financial Statements

Notes to Financial Statements  (continued)
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities	Other Securities
iShares ETF	Sales	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$196,638	$1,396,735,459	$1,390,056,527
1-5 Year Investment Grade Corporate Bond	3,288,771	5,938,344,915	6,023,359,076
5-10 Year Investment Grade Corporate Bond	—	2,635,039,814	2,590,120,898
10+ Year Investment Grade Corporate Bond	—	151,682,102	142,553,720
For the year ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$2,576,918,937	$807,183,067
1-5 Year Investment Grade Corporate Bond	6,104,219,766	6,275,131,341
5-10 Year Investment Grade Corporate Bond	5,848,805,708	3,568,855,508
10+ Year Investment Grade Corporate Bond	1,965,721,365	1,349,069,386
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to  realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Broad USD Investment Grade Corporate Bond	$10,785,378	$ (10,785,378)
1-5 Year Investment Grade Corporate Bond	13,676,489	(13,676,489)
5-10 Year Investment Grade Corporate Bond	67,111,247	(67,111,247)
10+ Year Investment Grade Corporate Bond	7,936,184	(7,936,184)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
Broad USD Investment Grade Corporate Bond
Ordinary income	$521,252,074	$381,607,770
1-5 Year Investment Grade Corporate Bond
Ordinary income	$854,199,269	$768,525,086
5-10 Year Investment Grade Corporate Bond
Ordinary income	$615,689,462	$456,554,851

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
10+ Year Investment Grade Corporate Bond
Ordinary income	$124,382,045	$90,769,438
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Broad USD Investment Grade Corporate Bond	$48,044,752	$(168,497,410)	$(668,678,857)	$(789,131,515)
1-5 Year Investment Grade Corporate Bond	79,061,342	(568,686,797)	29,205,380	(460,420,075)
5-10 Year Investment Grade Corporate Bond	58,033,732	(799,531,611)	(420,068,607)	(1,161,566,486)
10+ Year Investment Grade Corporate Bond	11,747,027	(117,027,868)	(369,209,097)	(474,489,938)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the classification of investments.

As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond	$14,400,964,632	$81,422,347	$(750,101,206)	$(668,678,859)
1-5 Year Investment Grade Corporate Bond	23,041,497,490	183,434,940	(154,229,560)	29,205,380
5-10 Year Investment Grade Corporate Bond	17,534,210,516	131,150,900	(551,219,507)	(420,068,607)
10+ Year Investment Grade Corporate Bond	3,389,620,887	4,406,347	(373,615,444)	(369,209,097)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/25		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
Broad USD Investment Grade Corporate Bond
Shares sold	52,250,000	$2,655,389,100	66,350,000	$3,297,369,497
Shares redeemed	(16,450,000)	(830,468,771)	(24,950,000)	(1,220,337,590)
	35,800,000	$1,824,920,329	41,400,000	$2,077,031,907
1-5 Year Investment Grade Corporate Bond
Shares sold	121,100,000	$6,258,576,579	164,550,000	$8,289,089,192
Shares redeemed	(124,500,000)	(6,414,157,666)	(232,550,000)	(11,674,880,251)
	(3,400,000)	$(155,581,087)	(68,000,000)	$(3,385,791,059)
5-10 Year Investment Grade Corporate Bond
Shares sold	115,850,000	$6,003,740,361	85,150,000	$4,289,592,867
Shares redeemed	(70,250,000)	(3,637,090,255)	(61,050,000)	(3,063,211,278)
	45,600,000	$2,366,650,106	24,100,000	$1,226,381,589
10+ Year Investment Grade Corporate Bond
Shares sold	39,400,000	$2,020,313,325	37,100,000	$1,865,641,732
Shares redeemed	(27,100,000)	(1,377,997,950)	(27,400,000)	(1,368,278,789)
	12,300,000	$642,315,375	9,700,000	$497,362,943
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Broad USD Investment Grade Corporate Bond ETF
iShares 1-5 Year Investment Grade Corporate Bond ETF
iShares 5-10 Year Investment Grade Corporate Bond ETF
iShares 10+ Year Investment Grade Corporate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
iShares ETF	Federal Obligation Interest
Broad USD Investment Grade Corporate Bond	$704,774
1-5 Year Investment Grade Corporate Bond	1,956,744
5-10 Year Investment Grade Corporate Bond	3,301,569
10+ Year Investment Grade Corporate Bond	597,675
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
iShares ETF	Interest Dividends
Broad USD Investment Grade Corporate Bond	$526,758,386
1-5 Year Investment Grade Corporate Bond	858,780,680
5-10 Year Investment Grade Corporate Bond	622,689,031
10+ Year Investment Grade Corporate Bond	126,550,733
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF	Interest-Related Dividends
Broad USD Investment Grade Corporate Bond	$410,952,726
1-5 Year Investment Grade Corporate Bond	627,745,354
5-10 Year Investment Grade Corporate Bond	476,896,171
10+ Year Investment Grade Corporate Bond	106,729,177
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares 1-5 Year Investment Grade Corporate Bond ETF and iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.

2025 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares 1-5 Year Investment Grade Corporate Bond ETF and iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
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Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax

2025 iShares Annual Financial Statements and Additional Information

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February 28, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
• iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

2

Schedule of Investments
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	$18,345	$17,935,540
7.50%, 06/01/29(a)(b)	14,537	12,847,074
7.75%, 04/15/28(a)(b)	15,179	14,116,027
7.88%, 04/01/30(a)(b)	11,418	11,655,297
9.00%, 09/15/28(a)(b)	12,368	13,032,780
CMG Media Corp., 8.88%, 06/18/29(a)(b)	8,726	7,287,955
Lamar Media Corp.
3.63%, 01/15/31	7,695	6,925,500
3.75%, 02/15/28(b)	9,762	9,309,238
4.00%, 02/15/30(b)	7,904	7,328,510
4.88%, 01/15/29(b)	5,262	5,123,346
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	37,293	33,417,138
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	6,751	6,347,522
4.63%, 03/15/30(a)(b)	7,181	6,725,455
5.00%, 08/15/27(a)	9,276	9,090,480
7.38%, 02/15/31(a)	6,676	7,030,698
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	15,742	15,247,859
		183,420,419
Aerospace & Defense — 2.2%
Bombardier Inc.
6.00%, 02/15/28(a)	10,239	10,211,559
7.00%, 06/01/32(a)(b)	10,598	10,743,193
7.25%, 07/01/31(a)(b)	10,503	10,752,446
7.50%, 02/01/29(a)	10,947	11,322,106
7.88%, 04/15/27(a)(b)	10,334	10,379,211
8.75%, 11/15/30(a)(b)	10,573	11,327,688
Incora Top Holdco LLC, 0.00%, 11/15/24(c)	4,044	863,341
Spirit AeroSystems Inc.
4.60%, 06/15/28	10,234	9,894,231
9.38%, 11/30/29(a)	12,122	13,020,483
9.75%, 11/15/30(a)(b)	17,798	19,710,214
TransDigm Inc.
4.63%, 01/15/29(b)	17,835	16,970,418
4.88%, 05/01/29(b)	10,787	10,307,518
5.50%, 11/15/27(b)	37,818	37,439,820
6.00%, 01/15/33(a)(b)	21,687	21,503,311
6.38%, 03/01/29(a)	38,298	38,824,597
6.63%, 03/01/32(a)	30,722	31,314,935
6.75%, 08/15/28(a)	29,390	29,921,077
6.88%, 12/15/30(a)(b)	20,185	20,700,979
7.13%, 12/01/31(a)	14,506	14,959,312
Triumph Group Inc., 9.00%, 03/15/28(a)	11	11,610
		330,178,049
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	7,211	7,174,945
6.00%, 06/15/30(a)(b)	15,424	15,464,411
		22,639,356
Airlines — 1.4%
Air Canada, 3.88%, 08/15/26(a)(b)	17,724	17,340,275
American Airlines Inc.
7.25%, 02/15/28(a)(b)	12,133	12,407,003
8.50%, 05/15/29(a)(b)	14,403	15,179,928
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	21,456	21,455,949
Security	Par (000)	Value
Airlines (continued)
5.75%, 04/20/29(a)(b)	$42,078	$41,814,815
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	28,361	30,027,209
United Airlines Inc.
4.38%, 04/15/26(a)	27,559	27,214,513
4.63%, 04/15/29(a)	28,404	27,389,977
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	14,572	13,186,856
7.88%, 05/01/27(a)(b)	7,123	7,013,039
9.50%, 06/01/28(a)(b)	7,215	7,211,821
		220,241,385
Apparel — 0.3%
Hanesbrands Inc.
4.88%, 05/15/26(a)(b)	11,978	11,990,816
9.00%, 02/15/31(a)(b)	9,698	10,329,728
VF Corp.
2.80%, 04/23/27	7,353	6,945,533
2.95%, 04/23/30(b)	10,304	9,020,122
		38,286,199
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	14,190	12,735,525
4.75%, 10/01/27(a)	5,806	5,698,400
5.88%, 06/01/29(a)(b)	7,287	7,275,705
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	15,204	14,693,716
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	7,097	6,871,954
5.50%, 07/15/29(a)(b)	6,395	6,271,641
5.88%, 01/15/28(a)(b)	7,679	7,653,659
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26(a)	3,248	3,089,341
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	1,551	1,523,683
4.81%, 09/17/30(a)	10,000	9,613,350
		75,426,974
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	10,954	10,951,919
7.00%, 04/15/28(a)	6,930	7,068,600
7.50%, 02/15/33(a)(b)	10,338	10,353,197
8.25%, 04/15/31(a)(b)	7,496	7,684,375
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	9,147	8,371,140
6.50%, 04/01/27(b)	6,911	6,890,806
6.88%, 07/01/28(b)	5,142	5,098,499
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)(d)	7,505	7,448,713
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)(b)	10,727	10,945,199
6.75%, 02/15/30(a)(b)	10,823	11,056,482
8.50%, 05/15/27(a)	28,366	28,507,830
Dana Inc.
4.25%, 09/01/30(b)	4,819	4,553,955
5.38%, 11/15/27(b)	5,529	5,519,670
5.63%, 06/15/28(b)	4,936	4,916,873
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	10,021	9,867,929
5.00%, 05/31/26	12,330	12,247,882
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.00%, 07/15/29(b)	$12,471	$11,854,309
5.25%, 04/30/31(b)	7,202	6,661,850
5.25%, 07/15/31(b)	8,939	8,295,839
5.63%, 04/30/33(b)	7,458	6,880,005
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(a)(b)(e)	5,098	5,034,989
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(a)(e)	7,713	7,751,565
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(a)(b)(e)	6,123	6,183,720
Tenneco Inc., 8.00%, 11/17/28(a)	26,352	26,123,615
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	11,323	10,936,130
6.88%, 04/14/28(a)(b)	9,804	9,913,004
6.88%, 04/23/32(a)(b)	9,993	9,652,613
7.13%, 04/14/30(a)(b)	8,190	8,190,114
		268,960,822
Banks — 0.7%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	7,637	7,618,976
7.63%, 05/01/26(a)	7,033	7,048,121
12.00%, 10/01/28(a)	12,297	13,342,624
12.25%, 10/01/30(a)(b)	7,576	8,487,696
Intesa Sanpaolo SpA, 4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)(d)	10,770	9,742,133
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	21,811	21,342,009
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(d)	15,444	15,499,458
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(d)	18,220	19,237,179
		102,318,196
Building Materials — 1.9%
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	18,454	16,702,531
5.00%, 03/01/30(a)(b)	7,075	6,802,966
6.38%, 06/15/32(a)(b)	9,727	9,893,453
6.38%, 03/01/34(a)(b)	13,816	13,975,920
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	11,034	10,390,809
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	7,026	6,683,483
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)(b)	39,139	39,657,592
6.75%, 07/15/31(a)	7,189	7,343,564
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	9,656	9,846,320
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	7,242	6,940,552
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	41,926	42,534,346
6.75%, 03/01/33(a)(b)	12,376	12,564,486
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	14,782	14,614,165
8.88%, 11/15/31(a)(b)	15,236	16,372,098
Standard Industries Inc./New York
3.38%, 01/15/31(a)(b)	15,348	13,480,021
4.38%, 07/15/30(a)	22,047	20,586,607
4.75%, 01/15/28(a)	14,142	13,825,078
Security	Par (000)	Value
Building Materials (continued)
5.00%, 02/15/27(a)	$11,687	$11,577,836
6.50%, 08/15/32(a)	14,865	15,064,905
		288,856,732
Chemicals — 2.3%
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(a)(b)(e)	12,017	7,089,926
10.43%, 09/30/29, (10.43% cash and 11.18% PIK)(a)(e)	5,823	5,852,719
Avient Corp.
6.25%, 11/01/31(a)(b)	8,907	8,921,986
7.13%, 08/01/30(a)(b)	10,392	10,703,053
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	7,185	7,490,362
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	10,876	10,054,163
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	6,031	5,960,558
Celanese U.S. Holdings LLC
6.42%, 07/15/27	3,248	3,327,939
6.60%, 11/15/28	3,207	3,325,957
6.63%, 07/15/32	10,000	10,453,498
6.80%, 11/15/30(b)	580	611,755
6.95%, 11/15/33(b)	10,695	11,433,660
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	9,374	8,328,237
5.38%, 05/15/27(b)	6,618	6,508,268
5.75%, 11/15/28(a)	10,315	9,759,279
8.00%, 01/15/33(a)(b)	485	477,496
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	6,345	6,411,450
7.50%, 04/15/29(a)	10,727	10,969,645
Methanex Corp.
5.13%, 10/15/27(b)	9,792	9,632,268
5.25%, 12/15/29(b)	10,367	10,128,974
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	9,769	9,787,561
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	7,894	7,495,511
5.25%, 06/01/27(a)	14,423	14,341,865
7.00%, 12/01/31(a)(b)	6,106	6,327,724
8.50%, 11/15/28(a)	5,088	5,395,339
9.00%, 02/15/30(a)	9,509	10,274,066
Olin Corp.
5.00%, 02/01/30(b)	8,041	7,661,637
5.13%, 09/15/27(b)	6,844	6,847,860
5.63%, 08/01/29(b)	9,299	9,136,267
6.63%, 04/01/33(a)	8,095	8,095,000
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	11,334	10,669,752
6.25%, 10/01/29(a)(b)	5,940	5,650,425
7.25%, 06/15/31(a)(b)	11,418	11,617,587
9.75%, 11/15/28(a)(b)	22,672	23,934,075
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	15,836	15,277,306
6.63%, 05/01/29(a)	9,496	9,401,040
Tronox Inc., 4.63%, 03/15/29(a)(b)	15,195	13,599,525
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC
4.88%, 06/15/27(a)	$10,476	$10,208,846
5.63%, 08/15/29(a)	16,968	15,525,720
		348,688,299
Commercial Services — 4.9%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	14,471	13,679,678
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	8,719	8,734,921
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	6,772	6,907,440
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(b)	32,858	33,884,812
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	13,509	12,810,315
9.75%, 07/15/27(a)	17,631	17,745,425
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)(b)	27,930	26,610,118
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	6,602	6,205,880
5.38%, 03/01/29(a)	8,251	7,674,255
5.75%, 07/15/27(a)(b)	6,307	6,200,395
8.00%, 02/15/31(a)(b)	7,066	7,189,655
8.25%, 01/15/30(a)(b)	10,957	11,149,843
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	16,199	16,165,590
Block Inc.
2.75%, 06/01/26(b)	12,995	12,604,630
3.50%, 06/01/31(b)	14,274	12,668,175
6.50%, 05/15/32(a)(b)	27,824	28,395,783
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	30,854	32,242,430
Brink's Co. (The)
4.63%, 10/15/27(a)	7,906	7,748,614
6.50%, 06/15/29(a)(b)	5,802	5,932,545
6.75%, 06/15/32(a)(b)	6,270	6,426,750
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	7,702	7,978,758
8.63%, 05/15/32(a)(b)	8,134	8,622,535
9.00%, 05/15/28(a)(b)	16,218	17,069,445
Garda World Security Corp.
4.63%, 02/15/27(a)	7,435	7,276,959
6.00%, 06/01/29(a)	6,528	6,301,367
7.75%, 02/15/28(a)	5,487	5,657,298
8.25%, 08/01/32(a)	7,664	7,860,129
8.38%, 11/15/32(a)	14,970	15,395,272
GEO Group Inc. (The)
8.63%, 04/15/29	8,863	9,383,849
10.25%, 04/15/31	10,181	11,148,144
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	17,422	17,342,754
6.63%, 06/15/29(a)(b)	11,120	11,252,050
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	7,862	6,792,032
5.00%, 12/01/29(a)(b)	14,584	9,994,415
12.63%, 07/15/29(a)	17,323	18,258,442
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	14,673	13,939,350
5.75%, 04/15/26(a)	18,964	19,049,148
6.25%, 01/15/28(a)(b)	19,183	19,235,274
Security	Par (000)	Value
Commercial Services (continued)
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	$18,759	$18,505,754
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	14,668	15,085,085
10.88%, 08/01/29(a)(b)	6,746	6,914,650
Service Corp. International/U.S.
3.38%, 08/15/30(b)	12,135	10,875,994
4.00%, 05/15/31	10,907	9,870,290
4.63%, 12/15/27(b)	6,898	6,768,663
5.13%, 06/01/29(b)	11,725	11,522,187
5.75%, 10/15/32(b)	10,930	10,807,038
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	5,958	5,879,712
6.75%, 08/15/32(a)(b)	15,660	15,950,336
Sotheby's, 7.38%, 10/15/27(a)	10,821	10,726,316
United Rentals North America Inc.
3.75%, 01/15/32(b)	9,700	8,670,345
3.88%, 11/15/27	10,081	9,775,848
3.88%, 02/15/31(b)	15,079	13,796,415
4.00%, 07/15/30(b)	10,310	9,594,692
4.88%, 01/15/28	24,591	24,252,874
5.25%, 01/15/30(b)	9,971	9,874,880
5.50%, 05/15/27	3,771	3,775,035
6.13%, 03/15/34(a)(b)	16,077	16,257,866
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	18,168	18,781,170
Williams Scotsman Inc.
4.63%, 08/15/28(a)(b)	5,931	5,753,070
6.63%, 06/15/29(a)(b)	6,687	6,810,498
7.38%, 10/01/31(a)(b)	7,837	8,136,530
		751,919,723
Computers — 0.9%
Amentum Holdings Inc., 7.25%, 08/01/32(a)(b)	14,894	15,195,852
McAfee Corp., 7.38%, 02/15/30(a)(b)	28,322	27,596,957
NCR Atleos Corp., 9.50%, 04/01/29(a)	20,111	21,938,889
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	9,047	8,773,238
5.13%, 04/15/29(a)(b)	6,891	6,629,728
Seagate HDD Cayman
4.09%, 06/01/29(b)	7,896	7,478,143
4.88%, 06/01/27(b)	6,207	6,123,927
8.25%, 12/15/29(b)	7,337	7,836,063
8.50%, 07/15/31(b)	7,124	7,640,490
9.63%, 12/01/32(b)	10,918	12,376,196
Western Digital Corp., 4.75%, 02/15/26	11,863	11,747,336
		133,336,819
Cosmetics & Personal Care — 0.4%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	3,099	2,990,535
6.63%, 07/15/30(a)(b)	5,681	5,801,721
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	7,494	6,978,344
5.50%, 06/01/28(a)(b)	11,279	11,127,678
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	10,982	10,471,886
6.13%, 09/30/32(b)	11,636	11,636,000
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	$8,988	$8,074,999
5.13%, 01/15/28(a)	6,044	5,959,928
		63,041,091
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	5,967	5,518,824
4.00%, 01/15/28(a)	9,383	8,962,923
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(b)	16,584	16,598,200
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)(b)	7,597	7,791,739
7.75%, 03/15/31(a)(b)	10,686	11,248,404
		50,120,090
Diversified Financial Services — 4.7%
AG Issuer LLC, 6.25%, 03/01/28(a)(b)	6,851	6,789,821
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	6,093	6,308,852
Ally Financial Inc.
6.65%, 01/17/40(d)	7,941	7,867,705
6.70%, 02/14/33(b)	6,710	6,926,549
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	5,269	5,279,538
10.00%, 08/15/30(a)(b)	9,679	10,551,078
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	5,143	5,123,621
9.25%, 07/01/31(a)	10,268	11,038,100
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	13,908	12,752,732
3.63%, 10/01/31(a)(b)	10,882	9,433,823
Credit Acceptance Corp.
6.63%, 03/15/30(a)	7,100	7,110,508
9.25%, 12/15/28(a)(b)	9,171	9,778,579
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	6,726	7,075,752
9.25%, 04/01/29(a)(b)	8,435	8,962,188
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	14,753	14,882,089
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)(b)	9,149	9,149,000
9.13%, 05/15/31(a)(b)	10,380	10,800,390
9.25%, 02/01/29(a)	16,105	16,809,594
GGAM Finance Ltd.
5.88%, 03/15/30(a)	5,472	5,424,120
6.88%, 04/15/29(a)(b)	6,141	6,272,479
8.00%, 02/15/27(a)(b)	9,715	10,038,315
8.00%, 06/15/28(a)(b)	8,181	8,631,098
7.75%, 05/15/26(a)(b)	5,939	6,029,782
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	15,582	16,029,982
goeasy Ltd.
7.63%, 07/01/29(a)(b)	8,882	9,215,075
9.25%, 12/01/28(a)	8,174	8,717,653
Series 144*, 6.88%, 05/15/30(a)(b)	5,802	5,899,641
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	8,140	7,704,775
6.13%, 11/01/32(a)	17,113	17,181,110
7.13%, 04/30/31(a)	19,313	20,029,995
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	$14,364	$13,699,665
6.63%, 10/15/31(a)	6,920	6,906,243
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/31(a)	141	147,088
8.13%, 03/30/29(a)	350	368,162
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	5,267	4,953,679
6.50%, 05/01/28(a)(b)	14,445	14,259,671
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	8,888	8,392,827
5.50%, 08/15/28(a)	12,106	11,866,301
5.75%, 11/15/31(a)	9,559	9,308,937
6.00%, 01/15/27(a)	9,321	9,304,968
6.50%, 08/01/29(a)	9,845	9,881,919
7.13%, 02/01/32(a)(b)	14,086	14,513,421
Navient Corp.
4.88%, 03/15/28(b)	6,329	6,115,396
5.00%, 03/15/27(b)	10,888	10,718,989
5.50%, 03/15/29(b)	11,362	10,927,906
6.75%, 06/15/26	7,523	7,616,628
9.38%, 07/25/30	7,583	8,259,631
11.50%, 03/15/31	6,706	7,611,310
OneMain Finance Corp.
3.50%, 01/15/27(b)	11,379	10,991,545
3.88%, 09/15/28	8,251	7,744,966
4.00%, 09/15/30(b)	12,587	11,328,300
5.38%, 11/15/29(b)	10,427	10,192,392
6.63%, 01/15/28	11,752	11,960,010
6.63%, 05/15/29(b)	13,869	14,149,847
7.13%, 03/15/26	21,217	21,651,948
7.13%, 11/15/31(b)	10,841	11,162,804
7.50%, 05/15/31(b)	10,394	10,832,627
7.88%, 03/15/30(b)	9,850	10,356,782
9.00%, 01/15/29(b)	12,584	13,293,234
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	8,888	8,332,500
5.75%, 09/15/31(a)(b)	6,964	6,687,738
6.88%, 02/15/33(a)	9,923	9,925,282
7.13%, 11/15/30(a)	8,852	9,034,866
7.88%, 12/15/29(a)	10,426	10,914,302
PRA Group Inc.
8.38%, 02/01/28(a)	5,771	5,965,787
8.88%, 01/31/30(a)(b)	7,938	8,346,728
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	16,929	16,209,517
3.63%, 03/01/29(a)(b)	11,685	10,855,131
3.88%, 03/01/31(a)	17,812	15,961,333
4.00%, 10/15/33(a)(b)	11,974	10,350,445
SLM Corp., 6.50%, 01/31/30	1,634	1,680,978
Synchrony Financial, 7.25%, 02/02/33(b)	11,135	11,796,530
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	10,552	10,233,541
5.75%, 06/15/27(a)	7,354	7,278,254
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	140	141,152
		720,045,224
Electric — 3.4%
AES Corp. (The)
6.95%, 07/15/55(d)	7,491	7,290,616
7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	13,027	13,314,618
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alpha Generation LLC, 6.75%, 10/15/32(a)(b)	$14,698	$14,892,310
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	5,843	5,507,028
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)(b)	11,499	11,398,614
Calpine Corp.
3.75%, 03/01/31(a)	13,213	12,040,346
4.50%, 02/15/28(a)	16,968	16,586,469
4.63%, 02/01/29(a)	8,830	8,489,355
5.00%, 02/01/31(a)	11,622	11,189,540
5.13%, 03/15/28(a)	19,118	18,870,986
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	12,525	11,150,555
4.75%, 03/15/28(a)(b)	12,646	12,296,907
DPL Inc., 4.35%, 04/15/29(b)	5,837	5,525,907
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	6,118	5,937,291
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(d)	6,657	6,548,824
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(d)(f)	21,244	24,305,964
Emera Inc., Series 16-A, 6.75%, 06/15/76(b)(d)	17,780	17,951,310
EUSHI Finance Inc., 7.63%, 12/15/54(b)(d)	7,839	8,191,755
Lightning Power LLC, 7.25%, 08/15/32(a)(b)	21,754	22,604,581
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	7,777	7,462,809
4.50%, 09/15/27(a)(b)	8,527	8,146,687
7.25%, 01/15/29(a)(b)	12,365	12,284,628
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	6,966	6,391,305
3.63%, 02/15/31(a)(b)	15,389	13,734,682
3.88%, 02/15/32(a)	8,005	7,128,479
5.25%, 06/15/29(a)(b)	10,244	10,039,120
5.75%, 01/15/28(b)	10,286	10,315,154
5.75%, 07/15/29(a)(b)	11,703	11,550,861
6.00%, 02/01/33(a)(b)	13,609	13,453,177
6.25%, 11/01/34(a)(b)	13,073	13,105,683
PG&E Corp.
5.00%, 07/01/28(b)	13,168	12,827,541
5.25%, 07/01/30(b)	13,903	13,346,880
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)(d)	20,887	20,683,352
Pike Corp.
5.50%, 09/01/28(a)(b)	10,013	9,761,173
8.63%, 01/31/31(a)(b)	5,692	6,112,113
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	16,587	17,737,806
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	16,995	16,208,211
5.00%, 07/31/27(a)	17,343	17,156,804
5.50%, 09/01/26(a)	7,596	7,591,139
5.63%, 02/15/27(a)	18,709	18,718,667
6.88%, 04/15/32(a)	13,711	14,152,341
7.75%, 10/15/31(a)	20,656	21,814,120
		523,815,708
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	11,236	10,521,278
4.75%, 06/15/28(a)(b)	8,481	8,175,599
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	12,758	12,994,278
Security	Par (000)	Value
Electrical Components & Equipment (continued)
6.38%, 03/15/33(a)	$1,860	$1,869,300
6.63%, 03/15/32(a)(b)	11,405	11,647,584
7.25%, 06/15/28(a)(b)	19,167	19,497,056
Wolverine Escrow LLC, 9.00%, 11/15/26(c)(g)(h)	13,501	—
		64,705,095
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29(a)(b)	27,296	26,264,533
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	13,365	12,429,450
5.88%, 09/01/30(a)	7,436	7,339,815
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	10,605	9,358,913
4.38%, 02/15/30(a)	6,540	6,106,725
6.63%, 07/15/32(a)(b)	7,000	7,118,090
		68,617,526
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	10,110	9,509,567
5.00%, 01/31/28(a)	10,586	10,241,955
		19,751,522
Engineering & Construction — 0.2%
Arcosa Inc.
4.38%, 04/15/29(a)	6,745	6,387,582
6.88%, 08/15/32(a)(b)	8,610	8,814,703
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	20,290	20,640,408
		35,842,693
Entertainment — 2.7%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	13,918	11,827,980
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	16,292	15,375,575
6.00%, 10/15/32(a)(b)	16,312	15,904,200
6.50%, 02/15/32(a)(b)	21,504	21,828,315
7.00%, 02/15/30(a)	28,264	29,123,226
8.13%, 07/01/27(a)(b)	8,308	8,391,236
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	8,603	8,347,577
5.38%, 04/15/27(b)	7,067	6,996,259
Churchill Downs Inc.
4.75%, 01/15/28(a)	9,428	9,204,085
5.50%, 04/01/27(a)	9,096	9,058,936
5.75%, 04/01/30(a)(b)	17,441	17,237,516
6.75%, 05/01/31(a)(b)	8,666	8,820,363
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	10,825	10,594,969
7.00%, 08/01/32(a)(b)	7,103	7,264,451
International Game Technology PLC
4.13%, 04/15/26(a)	8,890	8,814,024
5.25%, 01/15/29(a)(b)	10,657	10,493,815
6.25%, 01/15/27(a)(b)	10,991	11,124,039
Light & Wonder International Inc.
7.00%, 05/15/28(a)	9,451	9,476,896
7.25%, 11/15/29(a)	6,786	6,987,247
7.50%, 09/01/31(a)	8,722	9,102,497
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	6,521	6,229,593
4.75%, 10/15/27(a)(b)	13,816	13,482,344
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
6.50%, 05/15/27(a)	$15,094	$15,309,089
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	7,305	7,186,294
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(a)	14,645	14,530,769
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	6,263	6,150,406
Motion Finco SARL, 8.38%, 02/15/32(a)	2,640	2,706,396
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	6,949	7,318,744
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,223	7,398,257
5.88%, 09/01/31(a)	10,338	6,797,468
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	14,834	13,370,626
8.45%, 07/27/30(a)(b)	6,118	6,412,945
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	7,420	7,395,514
7.25%, 05/15/31(a)(b)	10,667	10,997,144
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	11,499	11,783,140
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	11,084	10,788,586
6.25%, 03/15/33(a)(b)	12,030	11,999,925
7.13%, 02/15/31(a)(b)	15,097	15,885,214
		411,715,660
Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27(a)	8,325	8,243,415
6.38%, 02/01/31(a)(b)	6,743	6,839,347
GFL Environmental Inc.
3.50%, 09/01/28(a)	10,311	9,693,423
4.00%, 08/01/28(a)(b)	10,938	10,379,287
4.38%, 08/15/29(a)(b)	7,862	7,431,368
4.75%, 06/15/29(a)(b)	10,355	9,953,019
5.13%, 12/15/26(a)(b)	4,277	4,271,654
6.75%, 01/15/31(a)(b)	13,690	14,196,827
Madison IAQ LLC
4.13%, 06/30/28(a)	9,678	9,247,813
5.88%, 06/30/29(a)	14,223	13,716,081
Reworld Holding Corp.
4.88%, 12/01/29(a)(b)	11,438	10,782,583
5.00%, 09/01/30(b)	6,240	5,836,308
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	7,232	7,412,800
		118,003,925
Food — 2.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	11,239	11,028,269
3.50%, 03/15/29(a)	20,065	18,557,517
4.63%, 01/15/27(a)	18,891	18,631,249
4.88%, 02/15/30(a)(b)	14,365	13,859,136
5.88%, 02/15/28(a)	12,258	12,258,000
6.25%, 03/15/33(a)	2,510	2,538,237
6.50%, 02/15/28(a)(b)	10,178	10,377,387
7.50%, 03/15/26(a)	8,029	8,041,043
B&G Foods Inc.
5.25%, 09/15/27(b)	7,507	7,075,444
8.00%, 09/15/28(a)	11,575	11,831,820
Security	Par (000)	Value
Food (continued)
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.50% PIK)(a)(e)	$11,162	$12,245,691
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	7,002	6,833,672
7.63%, 07/01/29(a)	6,673	6,970,683
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	14,262	14,828,914
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	14,847	13,831,217
4.38%, 01/31/32(a)(b)	11,009	10,106,372
4.88%, 05/15/28(a)	6,803	6,662,178
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	15,671	14,775,716
5.50%, 10/15/27(a)	15,141	15,073,017
6.13%, 09/15/32(a)(b)	14,642	14,720,701
Pilgrim's Pride Corp.
3.50%, 03/01/32	11,797	10,432,101
4.25%, 04/15/31	15,175	14,282,103
6.25%, 07/01/33(b)	14,694	15,328,781
6.88%, 05/15/34	7,007	7,619,909
Post Holdings Inc.
4.50%, 09/15/31(a)	14,000	12,784,100
4.63%, 04/15/30(a)(b)	20,673	19,355,096
5.50%, 12/15/29(a)(b)	18,209	17,890,342
6.25%, 02/15/32(a)	13,910	14,031,712
6.25%, 10/15/34(a)(b)	9,319	9,268,715
6.38%, 03/01/33(a)(b)	16,593	16,554,541
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	7,583	7,234,485
4.75%, 02/15/29(a)(b)	12,204	11,805,295
5.75%, 04/15/33(a)	7,986	7,848,448
6.88%, 09/15/28(a)	7,097	7,336,080
7.25%, 01/15/32(a)(b)	7,319	7,655,162
		409,673,133
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	16,199	15,915,517
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	6,057	6,080,471
10.50%, 05/15/29(a)	9,717	9,937,304
		31,933,292
Forest Products & Paper — 0.2%
Glatfelter Corp., 4.75%, 11/15/29(a)(b)	7,647	6,966,212
Magnera Corp., 7.25%, 11/15/31(a)(b)	11,991	12,026,057
Mercer International Inc.
5.13%, 02/01/29(b)	13,189	11,954,290
12.88%, 10/01/28(a)(b)	5,385	5,861,716
		36,808,275
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	7,903	7,617,737
5.88%, 08/20/26	9,686	9,667,015
9.38%, 06/01/28(a)(b)	7,219	7,292,732
		24,577,484
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	11,100	10,282,400
4.63%, 07/15/28(a)	21,731	21,008,444
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	19,247	20,068,500
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29(a)	$13,900	$12,854,685
4.63%, 02/01/28(a)	5,440	5,324,400
Medline Borrower LP
3.88%, 04/01/29(a)	62,167	58,126,145
5.25%, 10/01/29(a)(b)	36,165	35,070,557
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	21,139	21,456,085
Teleflex Inc.
4.25%, 06/01/28(a)(b)	7,252	6,952,855
4.63%, 11/15/27(b)	6,935	6,801,224
		197,945,295
Health Care - Services — 4.2%
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	7,451	6,961,842
4.00%, 03/15/31(a)(b)	7,551	6,843,175
4.25%, 05/01/28(a)(b)	7,128	6,851,286
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	15,357	12,481,709
5.25%, 05/15/30(a)(b)	21,225	18,014,719
5.63%, 03/15/27(a)	24,472	23,621,598
6.00%, 01/15/29(a)	8,835	7,972,594
6.13%, 04/01/30(a)(b)	17,830	11,808,987
6.88%, 04/01/28(a)(b)	8,269	5,808,973
6.88%, 04/15/29(a)(b)	17,497	12,204,157
8.00%, 12/15/27(a)(b)	9,912	9,851,607
10.88%, 01/15/32(a)(b)	30,729	31,458,814
DaVita Inc.
3.75%, 02/15/31(a)(b)	20,150	17,670,996
4.63%, 06/01/30(a)(b)	38,225	35,418,998
6.88%, 09/01/32(a)(b)	14,970	15,196,421
Encompass Health Corp.
4.50%, 02/01/28	10,869	10,617,926
4.63%, 04/01/31(b)	7,442	6,992,057
4.75%, 02/01/30(b)	11,354	10,999,187
IQVIA Inc.
5.00%, 10/15/26(a)(b)	14,040	13,954,619
5.00%, 05/15/27(a)	15,857	15,706,676
6.50%, 05/15/30(a)(b)	8,168	8,358,134
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	6,867	6,128,797
8.38%, 02/15/32(a)(b)	10,487	10,618,087
9.88%, 08/15/30(a)(b)	11,407	12,176,972
10.00%, 06/01/32(a)(b)	12,566	12,283,265
11.00%, 10/15/30(a)(b)	15,944	17,553,547
Molina Healthcare Inc.
3.88%, 11/15/30(a)	9,810	8,830,141
3.88%, 05/15/32(a)(b)	10,523	9,247,086
4.38%, 06/15/28(a)(b)	11,368	10,888,157
6.25%, 01/15/33(a)(b)	10,916	10,779,550
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	9,274	6,867,215
6.75%, 03/31/31, (6.00 % Cash and 0.75 % PIK)(a)(b)	10,216	6,239,940
11.50%, 12/31/30, (6.50 % Cash and 5.00 % PIK)(a)(b)	6,044	5,484,413
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	22,184	21,019,340
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(e)	10,638	10,611,568
Security	Par (000)	Value
Health Care - Services (continued)
9.78%, 02/15/30, (9.78% PIK)(a)(b)(e)	$9,620	$9,114,814
Star Parent Inc., 9.00%, 10/01/30(a)(b)	14,852	15,511,923
Tenet Healthcare Corp.
4.25%, 06/01/29	19,740	18,632,171
4.38%, 01/15/30	20,121	18,913,740
4.63%, 06/15/28	8,815	8,532,832
5.13%, 11/01/27	20,873	20,631,708
6.13%, 10/01/28(b)	35,025	34,988,378
6.13%, 06/15/30(b)	27,854	27,923,635
6.25%, 02/01/27(b)	21,054	21,070,422
6.75%, 05/15/31(b)	18,958	19,337,160
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	14,799	15,126,034
		647,305,370
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	14,163	13,720,123
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	10,986	9,460,409
5.25%, 05/15/27	20,040	19,488,900
6.25%, 05/15/26(b)	10,310	10,284,225
9.00%, 06/15/30(b)	10,794	10,587,363
9.75%, 01/15/29	10,306	10,486,355
10.00%, 11/15/29(a)	7,590	7,720,460
Stena International SA
7.25%, 01/15/31(a)(b)	10,089	10,259,706
7.63%, 02/15/31(a)	6,126	6,361,716
		98,369,257
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	5,410	5,020,997
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,276	6,618,562
6.25%, 09/15/27(a)(b)	7,890	7,872,958
Century Communities Inc.
3.88%, 08/15/29(a)(b)	7,175	6,538,219
6.75%, 06/01/27(b)	6,440	6,448,857
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	5,859	5,812,069
8.75%, 12/15/28(a)	5,887	6,215,958
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	9,086	8,463,609
5.25%, 12/15/27(a)(b)	7,479	7,350,722
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	6,884	6,683,951
5.75%, 01/15/28(a)	6,375	6,366,585
5.88%, 06/15/27(a)	6,926	6,994,673
		80,387,160
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	11,434	10,094,078
4.00%, 04/15/29(a)(b)	11,412	10,633,702
		20,727,780
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	6,311	5,765,335
4.13%, 04/30/31(a)(b)	5,782	5,204,921
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	$7,958	$7,478,840
10.75%, 06/30/32(a)(b)	6,738	5,804,546
		24,253,642
Housewares — 0.5%
Newell Brands Inc.
5.70%, 04/01/26	18,648	18,653,594
6.38%, 09/15/27(b)	7,512	7,608,173
6.38%, 05/15/30(b)	10,570	10,536,150
6.63%, 09/15/29(b)	7,557	7,701,792
6.63%, 05/15/32(b)	7,443	7,404,594
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	7,467	6,659,286
4.38%, 02/01/32(b)	5,403	4,833,936
4.50%, 10/15/29(b)	6,262	5,899,912
		69,297,437
Insurance — 2.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	9,528	9,015,870
6.00%, 08/01/29(a)	7,571	7,352,420
7.50%, 11/06/30(a)	15,005	15,452,899
8.25%, 02/01/29(a)	13,241	13,720,986
8.50%, 06/15/29(a)	6,457	6,771,025
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	10,100	9,753,615
5.88%, 11/01/29(a)	6,385	6,194,355
6.50%, 10/01/31(a)	14,381	14,412,359
6.75%, 10/15/27(a)	19,564	19,544,735
6.75%, 04/15/28(a)	17,346	17,539,809
7.00%, 01/15/31(a)	20,697	21,105,335
7.38%, 10/01/32(a)(b)	9,601	9,796,872
AmWINS Group Inc.
4.88%, 06/30/29(a)	11,261	10,726,102
6.38%, 02/15/29(a)	11,198	11,330,934
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	13,001	13,355,310
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	17,520	18,198,900
AssuredPartners Inc.
5.63%, 01/15/29(a)	9,379	9,492,724
7.50%, 02/15/32(a)	4,357	4,705,560
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	12,701	13,536,740
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(d)	10,428	10,122,873
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(d)	8,890	9,323,500
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)(b)	14,365	14,646,265
8.13%, 02/15/32(a)	7,228	7,400,424
HUB International Ltd.
5.63%, 12/01/29(a)(b)	7,292	7,144,702
7.25%, 06/15/30(a)(b)	45,955	47,434,751
7.38%, 01/31/32(a)(b)	26,360	27,019,000
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	10,569	11,249,145
10.50%, 12/15/30(a)(b)	6,612	7,154,322
Security	Par (000)	Value
Insurance (continued)
Liberty Mutual Group Inc., 4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(d)	$6,880	$6,568,393
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(b)	42,216	43,450,396
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	5,656	5,364,362
5.88%, 08/01/32(a)	17,066	16,916,672
		445,801,355
Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28(a)	12,852	12,048,354
6.13%, 12/01/28(a)	7,893	7,215,386
Cogent Communications Group LLC
3.50%, 05/01/26(a)	5,840	5,698,674
7.00%, 06/15/27(a)	7,644	7,710,643
Gen Digital Inc.
6.25%, 04/01/33(a)	13,465	13,468,366
6.75%, 09/30/27(a)(b)	12,329	12,555,114
7.13%, 09/30/30(a)(b)	8,792	9,070,680
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	11,596	10,746,941
5.25%, 12/01/27(a)	8,187	8,120,276
ION Trading Technologies SARL
5.75%, 05/15/28(a)	6,794	6,415,235
9.50%, 05/30/29(a)	10,587	10,886,803
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	6,753	5,837,860
4.13%, 08/01/30(a)(b)	7,136	6,451,108
4.63%, 06/01/28(a)(b)	8,045	7,760,190
5.00%, 12/15/27(a)	6,780	6,669,825
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	9,529	5,450,588
11.75%, 10/15/28(a)	8,253	6,497,174
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(f)	10,733	10,507,534
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(f)	13,456	12,429,980
8.13%, (a)(b)(d)(f)	8,135	8,217,896
9.75%, 04/15/29(a)	28,664	31,458,740
11.25%, 02/15/27(a)	24,930	27,359,678
Snap Inc., 6.88%, 03/01/33(a)(b)	13,747	13,918,837
		246,495,882
Iron & Steel — 0.8%
ATI Inc., 7.25%, 08/15/30(b)	6,214	6,444,415
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	7,867	7,857,166
6.75%, 04/15/30(a)(b)	11,674	11,688,593
6.88%, 11/01/29(a)(b)	12,617	12,681,978
7.00%, 03/15/32(a)(b)	20,272	20,344,641
7.38%, 05/01/33(a)(b)	12,625	12,687,629
7.50%, 09/15/31(a)	12,035	12,190,853
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	8,982	9,075,233
8.13%, 05/01/27(a)(b)	10,483	10,489,109
8.50%, 05/01/30(a)(b)	9,474	9,586,391
9.25%, 10/01/28(a)(b)	15,350	15,874,970
		128,920,978
Leisure Time — 0.9%
Life Time Inc., 6.00%, 11/15/31(a)	7,318	7,346,467
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
NCL Corp. Ltd.
5.88%, 02/15/27(a)	$13,751	$13,789,365
6.75%, 02/01/32(a)(b)	19,867	20,288,445
7.75%, 02/15/29(a)(b)	8,570	9,114,231
8.13%, 01/15/29(a)	11,320	11,998,634
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	7,194	7,253,514
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	9,231	9,482,944
10.75%, 11/15/29(a)(b)	12,342	13,159,657
Viking Cruises Ltd.
5.88%, 09/15/27(a)(b)	12,660	12,640,219
7.00%, 02/15/29(a)(b)	7,044	7,103,434
9.13%, 07/15/31(a)(b)	11,613	12,595,024
VOC Escrow Ltd., 5.00%, 02/15/28(a)(b)	9,207	9,034,369
		133,806,303
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	14,522	14,303,008
4.75%, 06/15/31(a)	13,439	12,662,941
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	21,448	19,003,035
3.75%, 05/01/29(a)(b)	11,182	10,483,125
4.00%, 05/01/31(a)(b)	15,494	14,190,955
4.88%, 01/15/30(b)	13,538	13,216,563
5.75%, 05/01/28(a)(b)	5,802	5,805,782
5.88%, 04/01/29(a)(b)	7,558	7,623,987
5.88%, 03/15/33(a)(b)	15,151	15,179,332
6.13%, 04/01/32(a)	6,002	6,092,030
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	8,314	7,582,997
5.00%, 06/01/29(a)(b)	12,516	11,937,135
6.63%, 01/15/32(a)(b)	13,282	13,448,025
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	6,834	6,773,178
Melco Resorts Finance Ltd.
5.25%, 04/26/26(a)(b)	7,744	7,694,116
5.38%, 12/04/29(a)(b)	17,063	15,832,758
5.63%, 07/17/27(a)(b)	8,463	8,343,883
5.75%, 07/21/28(a)(b)	11,743	11,329,059
7.63%, 04/17/32(a)(b)	10,053	10,115,228
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	10,903	10,667,904
5.88%, 05/15/26(a)(b)	9,118	9,103,564
7.13%, 06/26/31(a)(b)	8,097	8,350,031
MGM Resorts International
4.63%, 09/01/26(b)	5,775	5,730,669
4.75%, 10/15/28(b)	10,764	10,460,531
5.50%, 04/15/27(b)	10,094	10,076,437
6.13%, 09/15/29(b)	11,857	11,929,624
6.50%, 04/15/32(b)	10,718	10,798,385
Station Casinos LLC
4.50%, 02/15/28(a)(b)	10,592	10,232,931
4.63%, 12/01/31(a)(b)	8,048	7,417,699
6.63%, 03/15/32(a)(b)	7,232	7,302,149
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	15,898	14,526,798
6.50%, 01/15/28(a)(b)	7,129	7,013,546
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	9,348	8,904,905
Security	Par (000)	Value
Lodging (continued)
6.00%, 04/01/27	$5,484	$5,531,985
6.63%, 07/31/26(a)	9,936	10,072,421
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	13,232	12,433,846
5.50%, 10/01/27(a)(b)	10,557	10,412,369
5.63%, 08/26/28(a)(b)	19,164	18,601,153
		401,184,084
Machinery — 0.6%
Chart Industries Inc.
7.50%, 01/01/30(a)(b)	21,261	22,244,321
9.50%, 01/01/31(a)(b)	7,783	8,376,454
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	15,759	16,591,885
Terex Corp.
5.00%, 05/15/29(a)(b)	9,493	9,126,096
6.25%, 10/15/32(a)(b)	11,851	11,744,815
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	5,073	5,118,262
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)(b)	23,380	23,146,200
		96,348,033
Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	7,054	6,825,498
12.25%, 11/15/26(a)(b)	11,112	10,703,634
Hillenbrand Inc., 6.25%, 02/15/29(b)	6,947	7,038,920
		24,568,052
Media — 9.2%
AMC Networks Inc.
4.25%, 02/15/29(b)	14,938	11,632,669
10.25%, 01/15/29(a)(b)	13,190	13,978,103
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	42,824	38,341,025
4.25%, 01/15/34(a)(b)	27,894	23,375,172
4.50%, 08/15/30(a)(b)	38,245	35,099,349
4.50%, 05/01/32(b)	41,414	36,465,441
4.50%, 06/01/33(a)(b)	24,235	20,954,066
4.75%, 03/01/30(a)(b)	42,981	39,972,330
4.75%, 02/01/32(a)(b)	16,510	14,850,745
5.00%, 02/01/28(a)	34,875	34,009,054
5.13%, 05/01/27(a)	47,418	46,788,289
5.38%, 06/01/29(a)	21,287	20,690,964
5.50%, 05/01/26(a)	9,303	9,291,925
6.38%, 09/01/29(a)(b)	20,415	20,491,556
7.38%, 03/01/31(a)(b)	15,507	15,952,060
CSC Holdings LLC
3.38%, 02/15/31(a)(b)	13,847	9,835,524
4.13%, 12/01/30(a)	15,291	11,238,885
4.50%, 11/15/31(a)	20,955	15,364,730
4.63%, 12/01/30(a)	32,338	17,392,453
5.00%, 11/15/31(a)(b)	7,120	3,693,896
5.38%, 02/01/28(a)	14,118	12,106,185
5.50%, 04/15/27(a)(b)	18,640	17,311,235
5.75%, 01/15/30(a)(b)	31,270	17,980,250
6.50%, 02/01/29(a)	24,126	20,145,210
7.50%, 04/01/28(a)(b)	14,729	10,980,995
11.25%, 05/15/28(a)	14,398	14,006,374
11.75%, 01/31/29(a)	29,006	28,317,107
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	11,558	11,284,460
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	$49,093	$48,333,531
10.00%, 02/15/31(a)	29,330	28,829,190
DISH DBS Corp.
5.25%, 12/01/26(a)(b)	37,425	35,185,114
5.75%, 12/01/28(a)(b)	34,877	30,841,232
7.38%, 07/01/28(b)	14,478	10,645,673
7.75%, 07/01/26(b)	26,269	23,412,246
5.13%, 06/01/29	21,040	14,105,216
DISH Network Corp., 11.75%, 11/15/27(a)	46,550	49,110,250
Gray Television Inc.
4.75%, 10/15/30(a)(b)	11,519	6,751,516
5.38%, 11/15/31(a)(b)	17,691	10,269,626
7.00%, 05/15/27(a)(b)	7,859	7,707,060
10.50%, 07/15/29(a)(b)	18,104	18,669,750
iHeartCommunications Inc.
7.75%, 08/15/30(a)	9,699	7,419,812
9.13%, 05/01/29(a)	11,217	9,475,228
10.88%, 05/01/30(a)(b)	9,140	5,410,141
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	11,315	8,514,538
6.75%, 10/15/27(a)(b)	17,466	14,911,598
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	12,468	12,222,380
7.38%, 09/01/31(a)(b)	9,054	9,257,676
8.00%, 08/01/29(a)	11,288	11,330,330
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	14,150	13,407,125
5.63%, 07/15/27(a)(b)	23,780	23,526,267
Paramount Global
6.25%, 02/28/57(d)	9,610	9,225,299
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	13,576	13,194,243
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	15,195	13,134,178
6.50%, 09/15/28(a)	16,003	11,082,078
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	8,519	6,064,889
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	6,695	5,422,950
Sinclair Television Group Inc.
4.38%, 12/31/32(a)(b)	8,759	5,712,269
5.50%, 03/01/30(a)	7,294	5,151,388
8.13%, 02/15/33(a)	9,657	9,564,969
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	14,249	13,774,498
3.88%, 09/01/31(a)(b)	21,655	18,781,381
4.00%, 07/15/28(a)(b)	27,433	25,784,825
4.13%, 07/01/30(a)(b)	21,473	19,285,438
5.00%, 08/01/27(a)(b)	20,917	20,620,188
5.50%, 07/01/29(a)	18,787	18,293,653
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	17,761	16,529,275
TEGNA Inc.
4.63%, 03/15/28(b)	14,966	14,367,360
4.75%, 03/15/26(a)	7,845	7,792,018
5.00%, 09/15/29(b)	15,453	14,622,401
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	13,000	12,720,890
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	15,362	13,853,452
6.63%, 06/01/27(a)(b)	19,553	19,599,927
7.38%, 06/30/30(a)(b)	12,537	12,268,238
Security	Par (000)	Value
Media (continued)
8.00%, 08/15/28(a)(b)	$20,859	$21,197,959
8.50%, 07/31/31(a)(b)	18,311	18,225,671
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	12,607	10,936,573
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	13,361	11,901,311
5.50%, 05/15/29(a)(b)	19,498	18,679,474
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	7,135	6,829,186
VZ Secured Financing BV, 5.00%, 01/15/32(a)	21,462	18,940,215
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	7,302	6,459,276
Ziggo BV, 4.88%, 01/15/30(a)	14,286	13,143,120
		1,404,044,143
Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	7,074	6,640,222
5.50%, 12/15/27(a)(b)	9,946	9,831,621
6.13%, 05/15/28(a)(b)	6,751	6,778,708
7.13%, 03/15/31(a)(b)	10,594	11,032,380
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	10,640	11,089,859
11.50%, 10/01/31(a)	7,784	8,701,033
Constellium SE, 3.75%, 04/15/29(a)(b)	7,565	6,967,743
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)(b)	21,101	19,369,956
4.50%, 09/15/27(a)	9,940	9,698,408
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)(b)	9,573	9,531,153
6.13%, 04/15/32(a)	12,046	12,052,478
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	8,351	7,590,015
4.63%, 03/01/28(a)(b)	7,382	7,122,129
Novelis Corp.
3.25%, 11/15/26(a)	9,705	9,417,247
3.88%, 08/15/31(a)(b)	10,617	9,342,960
4.75%, 01/30/30(a)	22,826	21,554,592
Novelis Inc., 6.88%, 01/30/30(a)(b)	10,433	10,668,838
		177,389,342
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	10,699	8,666,190
8.88%, 11/30/29(a)(b)	8,293	6,839,444
		15,505,634
Oil & Gas — 5.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	13,804	14,224,332
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	6,097	6,027,337
6.63%, 10/15/32(a)(b)	8,730	8,801,819
8.25%, 12/31/28(a)(b)	6,478	6,631,549
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	8,553	8,360,557
8.50%, 04/30/30(a)(b)	12,647	12,950,854
California Resources Corp.
7.13%, 02/01/26(a)(b)	1,121	1,119,599
8.25%, 06/15/29(a)	8,102	8,334,932
CITGO Petroleum Corp.
6.38%, 06/15/26(a)(b)	9,643	9,650,232
8.38%, 01/15/29(a)	21,518	22,191,729
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Civitas Resources Inc.
5.00%, 10/15/26(a)	$6,389	$6,333,076
8.38%, 07/01/28(a)(b)	18,595	19,350,204
8.63%, 11/01/30(a)	15,101	15,879,292
8.75%, 07/01/31(a)	18,663	19,471,841
CNX Resources Corp.
6.00%, 01/15/29(a)	7,272	7,216,806
7.25%, 03/01/32(a)	8,566	8,774,132
7.38%, 01/15/31(a)	6,761	6,946,927
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	13,851	13,199,754
6.75%, 03/01/29(a)	22,506	22,108,921
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	14,505	14,242,217
7.63%, 04/01/32(a)	16,486	16,531,172
9.25%, 02/15/28(a)	13,273	13,869,380
CVR Energy Inc.
5.75%, 02/15/28(a)(b)	5,456	5,180,745
8.50%, 01/15/29(a)	9,029	8,888,486
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)	11,495	11,769,237
8.75%, 05/01/31(a)(b)	7,340	7,886,390
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(i)	8,807	8,697,523
5.38%, 03/30/28(a)(i)	8,709	8,340,958
5.88%, 03/30/31(a)(i)	8,295	7,663,710
8.50%, 09/30/33(a)(i)	10,340	10,752,830
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	8,710	8,497,492
6.00%, 04/15/30(a)	6,543	6,305,714
6.00%, 02/01/31(a)	8,679	8,265,880
6.25%, 11/01/28(a)(b)	8,853	8,837,873
6.25%, 04/15/32(a)(b)	7,418	7,090,736
6.88%, 05/15/34(a)	6,999	6,771,533
7.25%, 02/15/35(a)(b)	13,988	13,725,725
8.38%, 11/01/33(a)	8,543	8,929,308
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	8,533	8,448,110
6.75%, 06/30/30(a)	7,865	7,702,779
Matador Resources Co.
6.25%, 04/15/33(a)(b)	10,142	9,971,614
6.50%, 04/15/32(a)	12,714	12,718,660
6.88%, 04/15/28(a)(b)	7,023	7,168,267
Nabors Industries Inc.
7.38%, 05/15/27(a)	11,141	11,155,126
8.88%, 08/15/31(a)(b)	7,653	6,876,220
9.13%, 01/31/30(a)(b)	10,268	10,447,690
Noble Finance II LLC, 8.00%, 04/15/30(a)	20,443	20,661,945
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	10,094	10,253,219
8.75%, 06/15/31(a)	7,097	7,396,706
Parkland Corp.
4.50%, 10/01/29(a)(b)	12,250	11,613,000
4.63%, 05/01/30(a)(b)	11,834	11,109,167
5.88%, 07/15/27(a)(b)	7,561	7,557,749
6.63%, 08/15/32(a)	7,029	7,085,654
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	11,681	11,248,219
7.88%, 09/15/30(a)(b)	6,947	6,676,935
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	9,805	9,767,937
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 02/01/33(a)(b)	$15,288	$15,364,440
7.00%, 01/15/32(a)	14,816	15,234,386
8.00%, 04/15/27(a)	6,349	6,511,217
Range Resources Corp.
4.75%, 02/15/30(a)(b)	7,698	7,346,229
8.25%, 01/15/29	6,147	6,327,962
SM Energy Co.
6.50%, 07/15/28(b)	6,300	6,315,120
6.63%, 01/15/27	6,555	6,551,723
6.75%, 09/15/26	4,781	4,775,024
6.75%, 08/01/29(a)(b)	10,715	10,723,648
7.00%, 08/01/32(a)(b)	10,356	10,376,712
Sunoco LP
7.00%, 05/01/29(a)	10,171	10,514,271
7.25%, 05/01/32(a)	11,048	11,532,495
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	10,539	10,071,753
4.50%, 04/30/30(b)	11,090	10,485,151
5.88%, 03/15/28	6,394	6,394,000
6.00%, 04/15/27	7,764	7,768,755
7.00%, 09/15/28(a)	7,895	8,141,555
Talos Production Inc.
9.00%, 02/01/29(a)(b)	8,886	9,216,115
9.38%, 02/01/31(a)	9,519	9,796,794
Transocean Inc.
8.00%, 02/01/27(a)(b)	6,955	6,957,347
8.25%, 05/15/29(a)(b)	12,438	12,266,977
8.50%, 05/15/31(a)(b)	13,111	12,979,890
8.75%, 02/15/30(a)	12,724	13,307,902
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	6,207	6,346,317
Valaris Ltd., 8.38%, 04/30/30(a)(b)	16,944	17,170,734
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	14,794	14,257,717
		834,414,033
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	11,813	11,855,594
6.63%, 09/01/32(a)(b)	10,604	10,735,675
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	11,243	11,288,085
7.13%, 03/15/29(a)	14,184	14,563,422
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	23,236	23,991,170
		72,433,946
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	9,243	8,429,339
4.00%, 09/01/29(a)(b)	15,039	13,130,927
6.00%, 06/15/27(a)(b)	9,640	9,591,800
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	17,613	15,932,426
5.25%, 08/15/27(a)	27,047	13,667,318
Ball Corp.
2.88%, 08/15/30(b)	18,753	16,457,586
3.13%, 09/15/31(b)	11,447	9,960,798
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
6.00%, 06/15/29(b)	$14,467	$14,709,322
6.88%, 03/15/28	9,842	10,092,971
Berry Global Inc., 5.63%, 07/15/27(a)	5,586	5,579,925
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	6,896	6,964,822
6.88%, 01/15/30(a)(b)	7,945	8,093,730
8.75%, 04/15/30(a)(b)	15,632	15,866,480
Crown Americas LLC, 5.25%, 04/01/30(b)	7,625	7,514,285
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	6,193	6,102,675
Graphic Packaging International LLC
3.50%, 03/15/28(a)	6,727	6,362,086
3.75%, 02/01/30(a)(b)	5,856	5,387,594
6.38%, 07/15/32(a)(b)	7,321	7,422,381
LABL Inc.
5.88%, 11/01/28(a)	7,719	6,828,098
8.25%, 11/01/29(a)(b)	6,769	5,753,650
8.63%, 10/01/31(a)	13,010	11,757,788
10.50%, 07/15/27(a)(b)	10,860	10,557,864
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	37,451	38,214,120
9.25%, 04/15/27(a)	18,708	18,986,188
OI European Group BV, 4.75%, 02/15/30(a)(b)	5,992	5,512,370
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	7,967	7,958,874
7.25%, 05/15/31(a)(b)	10,310	10,156,070
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)	15,896	15,923,818
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)	9,259	9,305,295
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	6,164	5,947,723
5.00%, 04/15/29(a)(b)	5,906	5,761,362
6.50%, 07/15/32(a)(b)	6,136	6,289,400
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	10,724	10,819,229
7.25%, 02/15/31(a)(b)	5,790	6,052,714
Silgan Holdings Inc., 4.13%, 02/01/28(b)	7,680	7,390,080
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	14,326	14,218,555
8.50%, 08/15/27(a)(b)	10,814	10,800,483
		389,500,146
Pharmaceuticals — 2.7%
1375209 BC Ltd., 9.00%, 01/30/28(a)	6	6,012
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	7,938	7,374,164
5.13%, 03/01/30(a)(b)	9,050	8,415,776
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	8,901	8,622,844
9.25%, 04/01/26(a)	7,851	7,811,745
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	20,090	17,315,069
5.00%, 01/30/28(a)	5,510	4,368,052
5.00%, 02/15/29(a)	6,120	4,313,580
5.25%, 01/30/30(a)	10,258	6,616,410
5.25%, 02/15/31(a)	6,070	3,772,505
5.75%, 08/15/27(a)	7,048	6,704,410
6.13%, 02/01/27(a)	13,041	12,617,167
6.25%, 02/15/29(a)	10,183	7,331,760
Security	Par (000)	Value
Pharmaceuticals (continued)
9.00%, 12/15/25(a)	$1,715	$1,699,994
11.00%, 09/30/28(a)	22,323	22,540,649
CVS Health Corp.
6.75%, 12/10/54(b)(d)	10,635	10,605,435
7.00%, 03/10/55(d)	31,298	31,660,744
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	14,521	15,573,877
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	8,430	6,532,744
12.25%, 04/15/29(a)	11,630	12,556,765
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	21,445	20,573,413
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	29,408	27,985,829
5.13%, 04/30/31(a)(b)	28,105	25,546,442
6.75%, 05/15/34(a)(b)	7,258	7,364,838
7.88%, 05/15/34(a)(b)	8,508	8,725,258
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	6,854	5,997,250
6.63%, 04/01/30(a)(b)	7,693	7,087,176
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	44,666	43,223,288
4.75%, 05/09/27(b)	14,239	14,034,243
5.13%, 05/09/29(b)	13,848	13,611,293
6.75%, 03/01/28(b)	16,957	17,497,094
7.88%, 09/15/29(b)	8,848	9,590,328
8.13%, 09/15/31(b)	8,087	9,120,114
		406,796,268
Pipelines — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	10,945	10,775,681
5.75%, 03/01/27(a)	8,472	8,470,836
5.75%, 01/15/28(a)	9,460	9,464,352
6.63%, 02/01/32(a)(b)	8,043	8,219,417
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)(b)	7,623	7,866,698
7.25%, 07/15/32(a)	7,061	7,382,439
Buckeye Partners LP
3.95%, 12/01/26	8,863	8,605,397
4.13%, 12/01/27	5,790	5,588,540
4.50%, 03/01/28(a)	6,822	6,617,340
6.75%, 02/01/30(a)(b)	6,948	7,133,057
6.88%, 07/01/29(a)	8,845	9,072,640
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)(b)	19,882	19,273,332
7.50%, 12/15/33(a)(b)	6,544	6,965,195
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	6,419	6,505,551
8.63%, 03/15/29(a)	14,838	15,531,677
DT Midstream Inc.
4.13%, 06/15/29(a)	16,268	15,425,806
4.38%, 06/15/31(a)	14,674	13,628,478
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	$5,320	$5,465,382
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	11,621	12,360,078
EQM Midstream Partners LP
4.50%, 01/15/29(a)	10,160	9,890,252
4.75%, 01/15/31(a)	15,896	15,359,510
6.38%, 04/01/29(a)	8,707	8,931,205
6.50%, 07/01/27(a)	12,056	12,364,754
7.50%, 06/01/27(a)	5,492	5,629,300
7.50%, 06/01/30(a)	7,060	7,680,142
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	9,473	9,580,613
7.88%, 05/15/32	10,195	10,258,719
8.00%, 01/15/27(b)	4,222	4,302,260
8.00%, 05/15/33(b)	8,068	8,148,680
8.25%, 01/15/29	8,937	9,210,417
8.88%, 04/15/30	8,441	8,740,909
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	6,522	6,546,131
8.25%, 01/15/32(a)(b)	7,823	8,152,035
Harvest Midstream I LP
7.50%, 09/01/28(a)(b)	11,505	11,728,989
7.50%, 05/15/32(a)(b)	7,846	8,218,685
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	10,212	9,635,022
5.13%, 06/15/28(a)(b)	7,611	7,515,863
5.50%, 10/15/30(a)(b)	5,902	5,832,427
5.63%, 02/15/26(a)(b)	5,604	5,609,317
5.88%, 03/01/28(a)	7,000	7,052,500
6.50%, 06/01/29(a)	8,448	8,605,302
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)(b)	9,420	9,799,191
8.88%, 07/15/28(a)(b)	6,829	7,204,595
ITT Holdings LLC, 6.50%, 08/01/29(a)	17,616	16,804,959
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	14,534	14,523,100
6.63%, 12/15/28(a)(b)	11,816	12,086,882
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	2,708	2,546,197
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	38,146	37,545,294
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	12,802	13,044,854
8.38%, 02/15/32(a)	18,773	19,045,209
NuStar Logistics LP
5.63%, 04/28/27	8,150	8,176,678
6.00%, 06/01/26(b)	7,059	7,096,413
6.38%, 10/01/30(b)	7,965	8,134,256
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	7,889	7,594,109
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(d)	9,476	9,749,572
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	6,780	6,970,164
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	11,473	11,264,970
Security	Par (000)	Value
Pipelines (continued)
6.00%, 03/01/27(a)	$6,137	$6,134,367
6.00%, 12/31/30(a)	10,056	9,739,990
6.00%, 09/01/31(a)	6,596	6,362,226
7.38%, 02/15/29(a)(b)	11,210	11,443,234
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	18,068	15,669,654
6.25%, 01/15/30(a)(b)	13,645	13,954,742
3.88%, 08/15/29(a)	18,735	17,468,720
4.13%, 08/15/31(a)	17,977	16,443,819
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	20,332	20,595,299
8.13%, 06/01/28(a)(b)	32,540	33,899,521
8.38%, 06/01/31(a)(b)	30,898	32,172,543
9.50%, 02/01/29(a)	42,914	47,357,745
9.88%, 02/01/32(a)(b)	27,832	30,464,442
		826,637,673
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	9,074	8,381,022
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	6,452	5,136,022
5.75%, 01/15/29(a)(b)	9,227	7,589,208
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	9,798	9,896,862
8.88%, 09/01/31(a)(b)	6,547	7,042,526
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	9,841	9,038,959
4.38%, 02/01/31(a)	9,325	8,299,250
5.38%, 08/01/28(a)	10,140	9,862,265
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	8,236	7,708,266
4.75%, 02/01/30(b)	8,625	7,905,761
5.00%, 03/01/31(b)	9,207	8,339,624
		89,199,765
Real Estate Investment Trusts — 3.7%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	5,983	5,704,880
8.88%, 04/12/29	5,499	5,890,804
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	10,472	10,099,598
5.75%, 05/15/26(a)(b)	12,619	12,554,176
Diversified Healthcare Trust
4.38%, 03/01/31(b)	6,904	5,483,157
4.75%, 02/15/28	7,070	6,301,138
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	5,278	3,734,185
3.95%, 11/01/27	5,604	5,056,393
4.65%, 04/01/29(b)	7,230	5,665,157
Iron Mountain Inc.
4.50%, 02/15/31(a)	15,233	14,126,475
4.88%, 09/15/27(a)(b)	14,756	14,520,888
4.88%, 09/15/29(a)(b)	14,380	13,858,725
5.00%, 07/15/28(a)(b)	6,333	6,200,514
5.25%, 03/15/28(a)	11,270	11,115,037
5.25%, 07/15/30(a)(b)	18,824	18,122,341
5.63%, 07/15/32(a)(b)	8,582	8,329,174
6.25%, 01/15/33(a)(b)	16,859	16,953,410
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.00%, 02/15/29(a)(b)	$14,156	$14,577,849
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	10,256	9,625,256
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	8,065	7,843,212
4.75%, 06/15/29(a)(b)	8,871	8,555,525
7.00%, 07/15/31(a)(b)	7,249	7,546,209
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	18,490	12,665,650
4.63%, 08/01/29(b)	13,326	10,376,823
5.00%, 10/15/27(b)	19,324	17,393,378
8.50%, 02/15/32(a)	9,010	9,246,512
Office Properties Income Trust
3.25%, 03/15/27(a)(b)	5,260	4,523,600
9.00%, 09/30/29(a)(b)	7,746	6,545,370
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	10,646	10,172,963
5.88%, 10/01/28(a)	10,913	10,826,978
7.00%, 02/01/30(a)(b)	7,758	7,938,097
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	8,577	8,206,617
4.75%, 10/15/27(b)	9,956	9,754,607
6.50%, 04/01/32(a)	14,221	14,405,293
7.25%, 07/15/28(a)	5,482	5,679,771
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	7,439	7,300,185
4.00%, 09/15/29(a)(b)	8,080	7,419,622
SBA Communications Corp.
3.13%, 02/01/29(b)	20,703	18,978,647
3.88%, 02/15/27(b)	22,212	21,616,094
Service Properties Trust
3.95%, 01/15/28(b)	6,009	5,355,521
4.38%, 02/15/30(b)	5,540	4,477,151
4.75%, 10/01/26(b)	6,139	5,974,720
4.95%, 02/15/27(b)	5,542	5,415,130
4.95%, 10/01/29(b)	6,581	5,517,017
5.50%, 12/15/27(b)	6,093	5,933,059
8.38%, 06/15/29(b)	9,927	10,075,078
8.63%, 11/15/31(a)(b)	13,876	14,902,824
8.88%, 06/15/32(b)	7,431	7,385,950
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	5,335	5,188,859
4.38%, 01/15/27(a)(b)	7,325	7,152,276
6.00%, 04/15/30(a)(b)	6,150	6,104,429
6.50%, 07/01/30(a)(b)	6,997	7,101,115
7.25%, 04/01/29(a)(b)	9,355	9,731,761
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	10,163	9,138,265
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	7,253	6,957,078
6.50%, 02/15/29(a)	15,479	14,376,121
10.50%, 02/15/28(a)	38,122	40,772,134
		566,472,798
Retail — 4.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	9,909	9,240,142
3.88%, 01/15/28(a)	22,034	21,138,538
Security	Par (000)	Value
Retail (continued)
4.00%, 10/15/30(a)(b)	$41,362	$37,691,122
4.38%, 01/15/28(a)(b)	10,138	9,803,243
5.63%, 09/15/29(a)	6,995	6,999,290
6.13%, 06/15/29(a)(b)	17,314	17,620,458
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	7,151	6,346,513
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	5,427	5,265,231
4.63%, 11/15/29(a)(b)	11,385	10,864,136
4.75%, 03/01/30(b)	6,257	5,949,468
5.00%, 02/15/32(a)(b)	8,463	7,891,747
Bath & Body Works Inc.
5.25%, 02/01/28(b)	6,425	6,380,668
6.63%, 10/01/30(a)(b)	12,368	12,627,357
7.50%, 06/15/29(b)	7,425	7,608,695
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(e)	6,173	6,064,973
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)(b)	7,212	7,416,452
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(e)	12,528	12,986,884
13.00%, 06/01/30, (13.00% PIK)(a)(e)	21,645	22,976,500
14.00%, 06/01/31, (14.00% PIK)(a)(e)	25,118	28,537,559
eG Global Finance PLC, 12.00%, 11/30/28(a)(b)	16,213	18,182,879
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	9,344	9,307,226
5.88%, 04/01/29(a)(b)	12,394	11,569,567
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	13,657	12,913,376
6.75%, 01/15/30(a)(b)	18,236	16,988,977
FirstCash Inc.
4.63%, 09/01/28(a)	7,127	6,866,179
5.63%, 01/01/30(a)	6,922	6,788,493
6.88%, 03/01/32(a)(b)	7,857	8,013,756
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	11,036	10,080,393
3.88%, 10/01/31(a)(b)	10,216	8,992,838
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	7,462	7,142,477
8.75%, 01/15/32(a)	7,144	6,617,130
11.50%, 08/15/29(a)	7,838	8,230,135
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	10,314	9,812,794
6.38%, 01/15/30(a)(b)	7,179	7,308,258
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	10,055	9,964,505
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	11,916	10,954,081
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	13,812	13,174,129
8.25%, 08/01/31(a)(b)	12,598	13,296,752
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	11,764	10,867,466
4.38%, 01/15/31(a)(b)	8,138	7,512,318
4.63%, 12/15/27(a)	5,676	5,526,360
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)	1	831
5.88%, 03/15/30(a)(b)	6,750	6,546,797
6.13%, 03/15/32(a)(b)	6,080	5,799,955
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	12,343	9,241,821
7.88%, 05/01/29(a)(b)	18,229	11,021,709
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	$7,242	$6,482,676
4.75%, 09/15/29(b)	6,920	6,666,444
Nordstrom Inc.
4.25%, 08/01/31	5,635	5,021,788
4.38%, 04/01/30(b)	7,569	6,942,968
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)	16,497	15,629,093
7.75%, 02/15/29(a)(b)	16,805	16,227,328
QVC Inc., 6.88%, 04/15/29(a)(b)	8,456	6,842,342
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	30,022	27,708,204
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	9,704	9,138,888
4.88%, 11/15/31(a)(b)	7,241	6,713,136
Staples Inc.
10.75%, 09/01/29(a)	34,024	32,490,086
12.75%, 01/15/30(a)	11,240	8,120,854
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	9,878	9,037,382
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	7,615	6,472,750
3.45%, 06/01/26(b)	20,154	19,711,015
8.13%, 08/15/29(b)	10,740	10,860,825
Yum! Brands Inc.
3.63%, 03/15/31(b)	14,602	13,222,111
4.63%, 01/31/32(b)	15,758	14,799,717
4.75%, 01/15/30(a)(b)	12,319	11,926,393
5.38%, 04/01/32(b)	14,339	14,123,915
		744,268,093
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29(a)(b)	5,272	4,887,509
4.38%, 04/15/28(a)	5,339	5,155,605
4.75%, 04/15/29(a)(b)	22,869	22,097,857
5.95%, 06/15/30(a)(b)	13,195	13,209,779
		45,350,750
Software — 2.7%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	32,357	31,408,940
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	10,754	9,966,700
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	10,947	10,386,002
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	13,259	12,430,312
4.88%, 07/01/29(a)(b)	12,896	11,832,080
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	56,509	55,619,548
8.25%, 06/30/32(a)(b)	25,165	26,092,959
9.00%, 09/30/29(a)(b)	54,810	56,043,225
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	12,879	12,306,142
5.25%, 05/15/26(a)	5,881	5,879,980
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 8.75%, 05/01/29(a)	11,168	11,298,666
Open Text Corp.
3.88%, 02/15/28(a)(b)	13,680	12,953,729
3.88%, 12/01/29(a)(b)	11,842	10,892,864
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	13,271	12,215,955
Security	Par (000)	Value
Software (continued)
4.13%, 12/01/31(a)(b)	$9,245	$8,284,722
ROBLOX Corp., 3.88%, 05/01/30(a)	14,652	13,493,173
Rocket Software Inc.
6.50%, 02/15/29(a)	9,183	8,837,943
9.00%, 11/28/28(a)	11,024	11,418,880
SS&C Technologies Inc.
5.50%, 09/30/27(a)	28,293	28,151,535
6.50%, 06/01/32(a)(b)	11,255	11,496,921
Twilio Inc.
3.63%, 03/15/29	7,401	6,901,433
3.88%, 03/15/31(b)	7,426	6,759,638
UKG Inc., 6.88%, 02/01/31(a)(b)	34,912	35,838,914
		410,510,261
Telecommunications — 6.0%
Altice Financing SA
5.00%, 01/15/28(a)	16,646	13,466,614
5.75%, 08/15/29(a)	28,610	22,458,850
Altice France Holding SA
6.00%, 02/15/28(a)(b)	14,377	4,420,928
10.50%, 05/15/27(a)(b)	20,915	6,431,363
Altice France SA
5.13%, 01/15/29(a)	6,151	4,728,581
5.13%, 07/15/29(a)	34,385	26,691,356
5.50%, 01/15/28(a)	15,070	11,999,487
5.50%, 10/15/29(a)	27,623	21,545,940
8.13%, 02/01/27(a)	23,943	21,502,808
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55(d)	4,384	4,403,667
7.00%, 09/15/55(d)	11,092	11,163,878
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(d)	7,677	7,501,352
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	7,269	6,669,913
CommScope LLC
4.75%, 09/01/29(a)(b)	13,043	11,739,483
7.13%, 07/01/28(a)(b)	9,941	9,436,693
8.25%, 03/01/27(a)(b)	13,208	13,009,880
CommScope Technologies LLC, 5.00%, 03/15/27(a)	11,019	10,385,407
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	27,590	25,244,850
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	5,972	5,690,355
6.50%, 10/01/28(a)	11,095	10,789,887
EchoStar Corp.
6.75%, 11/30/30, (6.75 % PIK)	31,445	29,440,381
Series ., 10.75%, 11/30/29	75,734	81,130,046
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	18,979	18,765,486
5.88%, 10/15/27(a)	14,943	14,939,563
5.88%, 11/01/29(b)	9,395	9,397,284
6.00%, 01/15/30(a)(b)	14,036	14,065,897
6.75%, 05/01/29(a)	14,694	14,866,765
8.63%, 03/15/31(a)(b)	10,528	11,253,007
8.75%, 05/15/30(a)	17,770	18,812,033
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	10,739	10,002,260
6.63%, 08/01/26(b)	10,787	8,710,826
Iliad Holding SASU
7.00%, 10/15/28(a)	13,041	13,266,305
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.00%, 04/15/32(a)(b)	$12,929	$13,059,766
8.50%, 04/15/31(a)(b)	13,156	14,016,008
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	41,935	39,194,929
Level 3 Financing Inc.
3.75%, 07/15/29(a)(b)	7,103	5,426,692
3.88%, 10/15/30(a)(b)	6,432	5,034,519
4.00%, 04/15/31(a)(b)	6,442	5,008,655
4.25%, 07/01/28(a)	600	535,414
4.50%, 04/01/30(a)	9,690	7,970,025
4.88%, 06/15/29(a)(b)	7,971	6,899,399
10.50%, 04/15/29(a)(b)	8,989	10,067,680
10.50%, 05/15/30(a)(b)	13,534	14,776,963
10.75%, 12/15/30(a)(b)	9,014	10,112,356
11.00%, 11/15/29(a)(b)	21,661	24,574,848
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	5,967	5,378,395
10.00%, 10/15/32(a)	6,880	6,881,088
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,399	7,240,798
Series 2034, 6.00%, 09/30/34(a)(b)	7,650	7,298,100
Series 2036, 7.20%, 07/18/36(a)	7,014	7,020,757
Series 2038, 7.72%, 06/04/38(a)(b)	7,709	7,951,494
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(d)	11,980	11,690,563
7.00%, 04/15/55(d)	15,416	15,464,560
7.13%, 04/15/55(d)	8,076	8,114,765
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	151	148,707
Viasat Inc.
5.63%, 04/15/27(a)(b)	8,996	8,692,385
6.50%, 07/15/28(a)(b)	5,966	5,160,590
7.50%, 05/30/31(a)(b)	10,180	7,635,000
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)(b)	19,121	16,581,179
4.75%, 07/15/31(a)	19,339	16,943,865
7.75%, 04/15/32(a)	10,962	11,125,115
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	7,376	7,140,757
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	14,097	12,638,524
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(d)	28,833	29,717,596
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	31,239	32,299,036
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	23,546	22,192,105
6.13%, 03/01/28(a)	16,915	15,024,749
		912,948,527
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	18,656	17,070,100
XPO Inc.
7.13%, 06/01/31(a)(b)	5,833	6,040,448
7.13%, 02/01/32(a)(b)	8,416	8,741,966
		31,852,514
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	7,286	7,071,937
7.00%, 05/01/31(a)	10,115	10,361,417
Security	Par (000)	Value
Trucking & Leasing (continued)
7.00%, 06/15/32(a)	$10,502	$10,758,249
7.88%, 12/01/30(a)(b)	6,857	7,220,455
5.50%, 05/01/28(a)	14,138	13,942,896
		49,354,954
Total Corporate Bonds & Notes — 97.9% (Cost: $15,576,240,958)		14,935,013,166
Floating Rate Loan Interests(d)
Health Care - Services — 0.0%
MPH Acquisition Holdings LLC, 12/31/30(j)	2,685	2,668,253
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27	1,185	1,212,765
Veritas U.S. Inc., 12/09/29(c)(j)	2,633	2,633,237
		3,846,002
Total Floating Rate Loan Interests — 0.0% (Cost: $6,303,410)		6,514,255
	Shares
Common Stocks
Aerospace & Defense — 0.1%
Incora Top Holdco LLC, NVS(c)	203,132	5,078,300
Office REITs — 0.0%
Office Properties Income Trust, NVS	18,325	16,711
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ —)(k)	404,350	4,043,500
Total Common Stocks — 0.1% (Cost $20,968,588)		9,138,511
Preferred Stocks
Software — 0.0%
Cohesity, Series G-1(c)	23,800	571,200
Cohesity, Series G(c)	34,448	826,752
		1,397,952
Total Preferred Stocks — 0.0% (Cost $1,161,960)		1,397,952
Total Long-Term Investments — 98.0% (Cost: $15,604,674,916)		14,952,063,884
Short-Term Securities
Money Market Funds — 18.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(l)(m)(n)	2,698,621,986	2,699,971,297
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(l)(m)	160,690,000	$160,690,000
Total Short-Term Securities — 18.8% (Cost: $2,859,174,714)		2,860,661,297
Total Investments — 116.8% (Cost: $18,463,849,630)		17,812,725,181
Liabilities in Excess of Other Assets — (16.8)%		(2,556,070,949)
Net Assets — 100.0%		$15,256,654,232

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,043,500, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$3,144,643,833	$—	$(444,800,598)(a)	$72,497	$55,565	$2,699,971,297	2,698,621,986	$14,284,911 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	132,290,000	28,400,000 (a)	—	—	—	160,690,000	160,690,000	2,971,584	—
				$72,497	$55,565	$2,860,661,297		$17,256,495	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,934,149,825	$863,341	$14,935,013,166
Floating Rate Loan Interests	—	3,881,018	2,633,237	6,514,255
Common Stocks	—	4,060,211	5,078,300	9,138,511
Preferred Stocks	—	—	1,397,952	1,397,952
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,860,661,297	$—	$—	$2,860,661,297
	$2,860,661,297	$14,942,091,054	$9,972,830	$17,812,725,181
See notes to financial statements.
Schedule of Investments
20

Schedule of Investments
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31	$4,981	$4,352,128
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 02/01/30(a)	5,554	5,033,770
3.20%, 03/01/29(a)	5,042	4,714,420
3.25%, 02/01/35	6,606	5,436,346
3.60%, 05/01/34(a)	6,773	5,848,173
3.63%, 02/01/31	6,656	6,141,081
3.75%, 02/01/50(a)	11,386	8,070,365
3.90%, 05/01/49	5,269	3,763,189
3.95%, 08/01/59	5,161	3,554,166
5.15%, 05/01/30	29,875	29,904,555
5.71%, 05/01/40	22,416	22,058,164
5.81%, 05/01/50	47,620	45,750,839
5.93%, 05/01/60	26,024	24,814,657
6.30%, 05/01/29	10,425	10,911,255
6.39%, 05/01/31(a)	7,048	7,494,148
6.53%, 05/01/34	18,002	19,319,512
6.86%, 05/01/54	23,293	25,542,994
7.01%, 05/01/64	10,327	11,371,294
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	9,674	9,230,685
General Dynamics Corp.
3.63%, 04/01/30	8,400	8,044,180
3.75%, 05/15/28	7,134	6,999,154
4.25%, 04/01/40	6,911	6,192,004
4.25%, 04/01/50	8,895	7,496,573
General Electric Co.
5.88%, 01/14/38(a)	8,807	9,388,249
6.75%, 03/15/32	8,577	9,578,848
L3Harris Technologies Inc.
4.40%, 06/15/28	13,814	13,709,060
5.05%, 06/01/29(a)	11,488	11,607,422
5.25%, 06/01/31(a)	8,965	9,111,897
5.35%, 06/01/34(a)	7,656	7,764,553
5.40%, 07/31/33(a)	12,984	13,214,715
Lockheed Martin Corp.
2.80%, 06/15/50	7,663	4,928,199
3.80%, 03/01/45	9,792	7,899,817
3.90%, 06/15/32	3,950	3,729,160
4.07%, 12/15/42	11,798	10,092,386
4.09%, 09/15/52	13,734	11,079,880
4.15%, 06/15/53(a)	8,483	6,916,108
4.70%, 05/15/46	11,326	10,357,713
4.75%, 02/15/34(a)	7,274	7,176,608
5.20%, 02/15/55(a)	5,230	5,013,322
5.20%, 02/15/64	7,192	6,797,752
5.25%, 01/15/33(a)	7,657	7,839,090
5.70%, 11/15/54	9,493	9,808,561
5.90%, 11/15/63	6,730	7,110,958
Northrop Grumman Corp.
4.03%, 10/15/47(a)	21,991	17,717,317
4.40%, 05/01/30(a)	5,179	5,110,508
4.70%, 03/15/33(a)	6,211	6,114,162
4.75%, 06/01/43	9,407	8,643,053
4.90%, 06/01/34(a)	6,129	6,079,750
4.95%, 03/15/53(a)	8,287	7,569,415
5.20%, 06/01/54(a)	11,085	10,489,294
5.25%, 05/01/50(a)	7,979	7,625,624
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
1.90%, 09/01/31	$8,825	$7,369,014
2.25%, 07/01/30(a)	8,871	7,841,771
2.38%, 03/15/32	7,791	6,621,701
2.82%, 09/01/51(a)	9,667	6,018,427
3.03%, 03/15/52(a)	11,287	7,313,666
3.13%, 07/01/50	10,360	6,936,468
3.75%, 11/01/46	11,704	9,110,818
4.13%, 11/16/28	25,669	25,301,081
4.15%, 05/15/45	6,538	5,453,653
4.35%, 04/15/47(a)	10,357	8,772,082
4.45%, 11/16/38	8,410	7,724,122
4.50%, 06/01/42	27,589	24,556,734
4.63%, 11/16/48	15,867	13,874,786
5.15%, 02/27/33	10,425	10,531,831
5.38%, 02/27/53(a)	9,442	9,154,842
6.00%, 03/15/31	5,978	6,331,642
6.10%, 03/15/34(a)	9,457	10,154,273
6.40%, 03/15/54(a)	14,243	15,816,043
		709,047,899
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32	7,600	6,395,383
3.40%, 05/06/30	4,981	4,641,925
3.40%, 02/04/41	14,691	10,946,980
3.70%, 02/04/51(a)	10,438	7,324,273
3.88%, 09/16/46(a)	12,953	9,661,363
4.00%, 02/04/61(a)	7,128	5,092,654
4.25%, 08/09/42	9,872	8,049,600
4.80%, 02/14/29(a)	14,774	14,795,697
5.38%, 01/31/44(a)	13,706	13,290,529
5.80%, 02/14/39(a)	18,100	18,347,429
5.95%, 02/14/49(a)	17,791	17,818,336
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	1,518	940,528
2.90%, 03/01/32	8,733	7,717,713
3.25%, 03/27/30	9,578	8,993,391
BAT Capital Corp.
2.73%, 03/25/31	13,923	12,301,746
4.39%, 08/15/37	20,424	18,091,087
4.54%, 08/15/47(a)	17,874	14,590,158
4.74%, 03/16/32(a)	3,679	3,604,411
4.76%, 09/06/49(a)	9,768	8,156,556
4.91%, 04/02/30	6,018	6,038,088
5.83%, 02/20/31	7,453	7,762,503
6.00%, 02/20/34(a)	7,155	7,486,210
6.34%, 08/02/30	7,354	7,846,587
6.42%, 08/02/33(a)	7,148	7,652,329
7.08%, 08/02/43	8,622	9,548,669
7.08%, 08/02/53	9,070	10,220,310
BAT International Finance PLC, 5.93%, 02/02/29(a)	6,659	6,930,888
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	14,151	12,562,133
4.20%, 09/17/29	9,396	9,206,331
4.65%, 09/17/34(a)	6,948	6,713,727
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)(b)	12,207	12,628,536
Philip Morris International Inc.
1.75%, 11/01/30(a)	8,292	7,078,764
2.10%, 05/01/30	11,873	10,468,457
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.38%, 08/15/29(a)	$8,264	$7,854,487
3.88%, 08/21/42	6,438	5,266,802
4.13%, 03/04/43(a)	6,912	5,814,803
4.25%, 11/10/44(a)	10,160	8,626,433
4.38%, 11/15/41	5,422	4,753,697
4.63%, 11/01/29	11,488	11,498,617
4.75%, 11/01/31	9,638	9,589,440
4.88%, 02/13/29	11,373	11,479,210
4.88%, 11/15/43(a)	5,621	5,190,340
4.90%, 11/01/34(a)	7,853	7,740,427
5.13%, 02/15/30(a)	16,260	16,554,222
5.13%, 02/13/31	12,110	12,304,678
5.25%, 02/13/34	15,041	15,205,407
5.38%, 02/15/33(a)	15,004	15,344,429
5.63%, 11/17/29	12,112	12,599,365
5.63%, 09/07/33	6,880	7,149,822
5.75%, 11/17/32	9,631	10,103,609
6.38%, 05/16/38(a)	8,663	9,558,278
Reynolds American Inc.
5.70%, 08/15/35	4,915	4,993,123
5.85%, 08/15/45(a)	19,990	19,483,132
		514,013,612
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	16,500	15,254,110
3.25%, 03/27/40	7,869	6,301,957
3.38%, 03/27/50(a)	11,901	8,657,615
3.88%, 11/01/45(a)	8,647	7,058,323
Tapestry Inc., 5.50%, 03/11/35(a)	200	199,686
		37,471,691
Auto Manufacturers — 2.3%
American Honda Finance Corp.
4.40%, 09/05/29(a)	10,248	10,122,134
4.90%, 03/13/29(a)	6,912	6,977,638
4.90%, 01/10/34(a)	10,786	10,621,342
5.05%, 07/10/31(a)	10,472	10,571,336
5.13%, 07/07/28(a)	5,512	5,606,662
5.65%, 11/15/28(a)	9,369	9,675,009
Cummins Inc.
1.50%, 09/01/30(a)	13,849	11,784,667
5.15%, 02/20/34(a)	5,037	5,134,460
5.45%, 02/20/54(a)	7,613	7,601,834
Ford Motor Co.
3.25%, 02/12/32	18,913	15,776,933
4.75%, 01/15/43	14,631	11,373,837
5.29%, 12/08/46(a)	10,625	8,731,680
6.10%, 08/19/32(a)	14,344	14,198,083
7.45%, 07/16/31(a)	10,146	10,904,930
Ford Motor Credit Co. LLC
2.90%, 02/10/29	8,424	7,594,705
3.63%, 06/17/31(a)	8,621	7,524,609
4.00%, 11/13/30	11,692	10,600,435
5.11%, 05/03/29(a)	7,453	7,237,107
5.30%, 09/06/29	9,444	9,225,905
5.80%, 03/08/29	15,298	15,300,341
5.88%, 11/07/29(a)	8,244	8,237,763
6.05%, 03/05/31(a)	8,398	8,371,454
6.05%, 11/05/31	5,984	5,961,816
6.13%, 03/08/34	13,491	13,155,562
6.50%, 02/07/35(a)	7,251	7,233,136
Security	Par (000)	Value
Auto Manufacturers (continued)
6.80%, 05/12/28	$8,863	$9,153,501
6.80%, 11/07/28(a)	11,478	11,898,588
7.12%, 11/07/33	7,032	7,310,710
7.20%, 06/10/30	7,111	7,475,781
7.35%, 03/06/30(a)	10,995	11,664,358
General Motors Co.
5.00%, 10/01/28(a)	6,539	6,541,461
5.00%, 04/01/35(a)	4,718	4,445,476
5.15%, 04/01/38	6,608	6,145,999
5.20%, 04/01/45	11,235	9,794,845
5.40%, 10/15/29(a)	10,485	10,567,285
5.40%, 04/01/48(a)	7,536	6,682,708
5.60%, 10/15/32(a)	10,159	10,238,621
5.95%, 04/01/49(a)	7,893	7,479,202
6.25%, 10/02/43(a)	11,319	11,248,389
6.60%, 04/01/36	7,791	8,246,156
6.75%, 04/01/46(a)	6,849	7,129,306
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	10,951	9,320,165
2.40%, 04/10/28	2,685	2,490,301
2.40%, 10/15/28	12,265	11,232,549
2.70%, 06/10/31(a)	8,739	7,494,767
3.10%, 01/12/32(a)	10,348	8,935,282
3.60%, 06/21/30	10,378	9,581,654
4.30%, 04/06/29(a)	9,963	9,649,627
4.90%, 10/06/29(a)	10,353	10,216,176
5.35%, 01/07/30(a)	7,274	7,298,476
5.45%, 09/06/34(a)	6,641	6,491,971
5.55%, 07/15/29	9,986	10,120,745
5.60%, 06/18/31	9,596	9,679,196
5.63%, 04/04/32	2,980	2,989,206
5.75%, 02/08/31(a)	9,491	9,640,492
5.80%, 06/23/28	10,720	10,985,648
5.80%, 01/07/29	14,466	14,812,186
5.85%, 04/06/30(a)	8,800	8,991,128
5.90%, 01/07/35(a)	8,056	8,114,066
5.95%, 04/04/34	9,756	9,862,935
6.10%, 01/07/34	13,234	13,503,357
6.40%, 01/09/33(a)	7,019	7,335,206
Honda Motor Co. Ltd., 2.97%, 03/10/32	7,829	6,924,395
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	12,774	15,092,849
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	1,721	1,598,721
2.15%, 02/13/30	8,340	7,446,127
3.38%, 04/01/30	7,890	7,456,580
4.45%, 06/29/29	9,333	9,309,937
4.55%, 08/09/29(a)	12,608	12,621,455
4.60%, 10/10/31	12,425	12,295,197
4.65%, 01/05/29(a)	10,675	10,750,209
4.80%, 01/05/34(a)	5,198	5,160,651
5.05%, 05/16/29	11,086	11,291,302
5.10%, 03/21/31	10,169	10,357,003
5.25%, 09/11/28(a)	6,617	6,786,659
5.35%, 01/09/35(a)	9,308	9,507,725
5.55%, 11/20/30(a)	11,536	12,044,548
		702,934,255
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51(a)	16,325	9,900,959
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	$5,936	$5,241,674
4.15%, 05/01/52(a)	11,490	8,494,064
		23,636,697
Banks — 22.6%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	5,477	5,511,220
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	3,390	3,465,522
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	11,049	11,373,771
Banco Santander SA
2.75%, 12/03/30(a)	13,382	11,686,051
2.96%, 03/25/31(a)	11,013	9,834,786
3.31%, 06/27/29	7,655	7,217,958
3.49%, 05/28/30	7,783	7,236,364
4.38%, 04/12/28	259	255,937
5.44%, 07/15/31(a)	10,641	10,903,021
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(c)	10,010	10,208,207
5.57%, 01/17/30(a)	9,776	10,007,236
5.59%, 08/08/28(a)	10,851	11,151,161
6.03%, 01/17/35	13,853	14,416,134
6.35%, 03/14/34(a)	11,186	11,595,399
6.61%, 11/07/28(a)	7,991	8,486,991
6.92%, 08/08/33	13,805	14,831,249
6.94%, 11/07/33	10,236	11,447,781
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	25,472	21,880,743
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	20,842	17,783,499
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	12,236	11,269,011
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)(c)	32,911	28,061,159
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	29,474	26,371,192
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	29,419	25,400,485
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	26,472	23,728,262
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)(c)	43,002	30,883,507
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	33,751	29,654,564
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	10,358	6,600,673
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	10,661	9,794,769
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)(c)	33,339	29,260,183
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(c)	19,207	12,591,954
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	14,699	13,749,109
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	29,911	23,025,356
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)(c)	11,926	9,533,389
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	14,055	13,772,157
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	18,235	17,693,789
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	12,248	10,705,494
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	44,699	35,983,482
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	15,803	14,348,403
Security	Par (000)	Value
Banks (continued)
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	$14,957	$14,736,212
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)(c)	24,378	20,514,007
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	17,824	15,431,468
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	30,604	29,611,769
5.00%, 01/21/44(a)	18,076	17,327,749
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(c)	37,165	37,082,208
5.16%, 01/24/31(c)	36,117	36,533,750
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	22,192	22,488,319
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	39,726	40,046,160
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(c)	39,713	40,389,320
5.51%, 01/24/36(c)	28,796	29,419,770
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	16,533	17,098,389
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)(c)	29,466	30,825,440
5.88%, 02/07/42(a)	13,152	13,995,235
6.11%, 01/29/37(a)	17,003	17,849,073
7.75%, 05/14/38(a)	12,592	15,036,515
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	19,163	16,849,673
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	9,887	7,197,447
Bank of America NA, 6.00%, 10/15/36	10,988	11,621,353
Bank of Montreal
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	5,705	5,669,349
5.51%, 06/04/31	4,562	4,713,025
5.72%, 09/25/28	7,529	7,786,336
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	3,802	3,588,511
3.85%, 04/28/28(a)	1,980	1,956,257
Bank of Nova Scotia (The)
2.45%, 02/02/32	3,160	2,710,569
4.85%, 02/01/30(a)	5,488	5,509,542
5.13%, 02/14/31(c)	9,806	9,884,448
5.25%, 06/12/28	6,706	6,842,245
5.65%, 02/01/34(a)	3,806	3,963,005
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)(c)	8,166	7,245,243
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	8,728	7,593,049
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	12,197	10,592,830
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	5,075	3,783,456
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	14,462	14,394,478
4.95%, 01/10/47(a)	8,237	7,541,516
4.97%, 05/16/29(a)(c)	15,554	15,585,876
5.25%, 08/17/45(a)	11,173	10,749,772
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)(c)	18,742	18,448,483
5.37%, 02/25/31(c)	14,981	15,133,917
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	15,709	16,089,387
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	9,907	10,133,194
5.79%, 02/25/36(c)	13,800	14,020,535
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)(c)	4,985	5,127,071
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	16,104	16,913,870
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	$9,874	$10,378,333
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)(c)	12,860	13,948,348
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	17,989	20,189,945
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	7,184	7,087,440
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	6,883	6,315,793
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	8,561	8,483,014
5.00%, 04/28/28	5,108	5,164,487
5.25%, 01/13/31(c)	10,087	10,224,109
5.26%, 04/08/29(a)	8,115	8,271,694
6.09%, 10/03/33	6,107	6,505,599
Citibank NA
4.84%, 08/06/29(a)	14,108	14,219,745
5.57%, 04/30/34	15,796	16,329,077
5.80%, 09/29/28	18,601	19,347,148
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	16,823	14,397,081
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)(c)	24,612	21,304,511
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	29,082	25,866,424
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	18,199	16,399,951
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(c)	14,138	10,143,141
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	18,844	17,308,891
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	30,052	26,373,665
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	24,145	22,161,049
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	7,436	6,384,252
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)(c)	14,459	13,963,620
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	17,994	17,657,356
4.13%, 07/25/28(a)	16,998	16,705,026
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)(c)	10,046	8,403,037
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	33,201	32,323,435
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	23,270	22,923,745
4.65%, 07/30/45	6,657	5,950,708
4.65%, 07/23/48(a)	20,906	18,334,033
4.75%, 05/18/46	16,774	14,723,380
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)(c)	19,351	19,011,760
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	22,087	22,326,072
5.30%, 05/06/44(a)	7,779	7,439,649
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	12,411	12,215,807
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(c)	19,546	19,805,927
5.85%, 03/04/56(c)	11,270	11,342,527
5.88%, 01/30/42(a)	10,342	10,785,974
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	22,191	23,630,887
6.63%, 06/15/32(a)	7,673	8,308,656
6.68%, 09/13/43(a)	8,963	9,928,911
8.13%, 07/15/39	14,763	18,506,008
Citizens Financial Group Inc.
3.25%, 04/30/30	6,038	5,537,549
5.54%, 03/05/31(c)	4,600	4,637,134
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	8,927	9,127,825
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	12,331	12,663,975
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	6,321	6,811,908
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA
5.25%, 05/24/41	$12,793	$12,813,097
5.25%, 08/04/45(a)	7,774	7,551,611
5.75%, 12/01/43	10,241	10,537,776
Cooperatieve Rabobank UA/NY, 4.49%, 10/17/29(a)	10,624	10,585,867
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)(c)	12,239	10,740,998
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)(c)	14,347	13,221,495
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	9,960	9,896,521
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	7,818	7,642,445
5.41%, 05/10/29(a)	8,513	8,717,933
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(c)	12,503	13,271,613
Discover Bank, 4.65%, 09/13/28	1,775	1,764,994
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	10,365	10,317,181
4.90%, 09/06/30, (1-day SOFR + 1.486%)(c)	9,266	9,251,939
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	7,287	7,497,177
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	13,681	14,314,928
8.25%, 03/01/38	2,911	3,568,350
Goldman Sachs Capital I, 6.35%, 02/15/34	10,346	10,999,117
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)(c)	24,006	20,336,570
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	32,983	28,221,383
2.60%, 02/07/30(a)	16,548	14,950,034
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	32,067	27,957,582
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	24,384	21,048,710
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	14,653	10,490,786
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	27,273	24,055,937
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	19,630	14,788,158
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	19,786	15,267,833
3.80%, 03/15/30(a)	19,773	18,886,434
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)(c)	15,589	15,178,994
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	21,508	18,733,350
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	23,016	22,674,284
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	16,839	15,240,708
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	14,020	13,908,162
4.75%, 10/21/45	17,183	15,533,982
4.80%, 07/08/44	16,605	15,093,734
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	28,830	28,179,143
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	16,028	16,126,103
5.15%, 05/22/45(a)	17,335	16,248,411
5.21%, 01/28/31(c)	20,915	21,162,793
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	24,869	24,888,883
5.54%, 01/28/36(c)	30,520	31,076,868
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	25,181	24,998,322
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	15,330	15,794,160
5.73%, 01/28/56(c)	22,643	22,996,706
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	21,582	22,422,638
6.13%, 02/15/33(a)	9,758	10,547,171
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.25%, 02/01/41	$21,597	$23,193,781
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	14,134	14,929,491
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(c)	6,730	7,367,250
6.75%, 10/01/37	42,755	46,837,145
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	21,687	19,850,183
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)(c)	12,241	10,616,037
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	27,197	23,722,624
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)(c)	17,590	15,767,233
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)(c)	12,308	10,683,734
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)(c)	27,711	26,565,613
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)(c)	27,137	26,882,656
4.95%, 03/31/30	18,433	18,462,937
5.25%, 03/14/44(a)	9,459	8,958,993
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	17,761	17,916,737
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	19,119	19,312,280
5.45%, 03/03/31(c)	9,920	9,931,353
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	11,465	11,699,341
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	9,544	9,827,716
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	12,922	13,286,174
5.75%, 03/03/36(c)	14,600	14,592,001
6.10%, 01/14/42(a)	9,323	10,070,775
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(c)	18,197	18,860,222
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	16,278	17,260,967
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(c)	19,921	21,503,630
6.50%, 05/02/36(a)	9,761	10,479,008
6.50%, 09/15/37(a)	11,332	12,126,438
6.50%, 09/15/37	7,607	7,995,528
6.80%, 06/01/38(a)	3,967	4,418,568
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	8,476	7,606,151
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	12,070	12,214,678
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	6,211	6,321,485
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	6,615	6,897,447
Huntington National Bank (The), 5.65%, 01/10/30	9,187	9,477,299
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	4,008	3,537,749
4.05%, 04/09/29	13,106	12,762,734
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	5,148	4,874,231
4.55%, 10/02/28	17,119	17,005,008
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(c)	14,046	14,292,759
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)(c)	12,281	12,476,436
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)(c)	8,757	9,220,508
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	13,576	11,504,376
Security	Par (000)	Value
Banks (continued)
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	$24,384	$20,722,545
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	14,801	13,650,227
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	22,754	20,390,647
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(c)	19,143	13,406,653
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	24,002	20,749,347
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)(c)	26,596	23,339,022
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	27,643	25,273,182
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	27,832	24,583,173
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	12,836	9,821,587
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	19,317	13,111,300
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	16,697	12,602,492
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)(c)	26,446	18,657,780
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)(c)	17,143	16,449,043
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)(c)	18,298	15,963,671
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	15,269	12,181,278
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	27,697	22,322,400
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)(c)	16,831	16,523,573
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	13,927	11,386,903
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	17,522	17,242,188
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)(c)	19,117	16,251,438
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)(c)	18,703	18,535,507
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)(c)	21,182	20,905,166
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	13,973	13,850,951
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	19,815	19,302,410
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	17,990	17,844,123
4.85%, 02/01/44	8,727	8,199,487
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	31,935	31,744,779
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	27,863	27,394,760
4.95%, 06/01/45(a)	14,759	13,743,498
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	19,060	19,217,969
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	16,907	17,073,054
5.14%, 01/24/31(c)	13,888	14,082,033
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	26,568	26,782,388
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	18,720	19,066,756
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)(c)	22,231	22,515,470
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)(c)	27,079	27,571,093
5.40%, 01/06/42(a)	12,226	12,353,122
5.50%, 01/24/36(c)	13,349	13,698,558
5.50%, 10/15/40	10,897	11,126,576
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	21,055	21,149,975
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	19,721	20,281,374
5.60%, 07/15/41	15,358	15,780,646
5.63%, 08/16/43(a)	9,730	9,866,606
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	24,639	25,721,896
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	$16,258	$16,996,014
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	23,392	25,220,852
6.40%, 05/15/38(a)	19,652	21,878,601
KeyBank NA, 5.00%, 01/26/33	5,033	4,939,756
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	2,978	2,886,921
KeyCorp
2.55%, 10/01/29(a)	5,059	4,566,913
4.10%, 04/30/28(a)	2,567	2,516,307
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	3,395	3,269,532
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(c)	5,695	6,069,833
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	4,973	3,967,068
4.38%, 03/22/28	994	982,882
4.55%, 08/16/28(a)	15,748	15,656,241
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	15,617	15,389,915
5.30%, 12/01/45(a)	3,185	2,979,273
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)(c)	13,528	13,714,592
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	19,414	19,769,793
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	15,604	16,040,967
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)(c)	13,762	14,175,086
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	7,763	7,588,644
5.39%, 01/16/36(c)	8,694	8,629,677
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	4,684	4,883,619
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	9,269	10,024,544
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	16,665	14,488,169
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)(c)	16,368	14,013,131
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	8,048	6,928,848
2.56%, 02/25/30(a)	12,700	11,458,623
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	6,968	6,102,568
3.20%, 07/18/29	21,979	20,662,834
3.74%, 03/07/29	18,032	17,517,870
3.75%, 07/18/39(a)	12,158	10,511,370
3.96%, 03/02/28(a)	206	202,865
4.05%, 09/11/28(a)	8,725	8,591,145
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	9,727	9,824,217
5.20%, 01/16/31(c)	12,268	12,462,033
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)(c)	9,382	9,547,915
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	5,622	5,784,033
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(c)	12,719	12,929,728
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	8,826	9,078,763
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	3,152	3,237,884
5.57%, 01/16/36(c)	11,954	12,236,517
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)(c)	10,019	8,589,357
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	11,582	10,100,309
2.56%, 09/13/31(a)	7,875	6,746,134
Security	Par (000)	Value
Banks (continued)
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	$10,000	$9,334,893
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(c)	11,567	11,383,741
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	9,730	9,914,888
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)(c)	10,465	10,677,679
5.42%, 05/13/36(c)	5,601	5,677,802
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	6,255	6,447,645
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	10,200	10,487,914
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)(c)	3,221	3,335,662
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	4,809	4,999,245
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	4,507	4,680,140
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	15,657	16,153,122
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	24,509	20,491,105
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	24,366	20,440,365
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	33,993	28,892,282
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)(c)	20,846	17,922,778
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	26,513	23,971,032
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(c)	17,042	10,742,956
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)(c)	21,635	18,976,775
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	16,775	12,787,395
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	27,675	26,102,291
3.97%, 07/22/38(a)(c)	14,368	12,517,478
4.30%, 01/27/45	22,096	18,956,762
4.38%, 01/22/47	20,191	17,267,404
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)(c)	20,005	19,718,046
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)(c)	5,584	5,162,752
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	23,767	23,526,093
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	14,472	14,285,915
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	20,109	20,253,258
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	19,919	20,153,907
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	16,773	16,989,719
5.23%, 01/15/31(c)	25,281	25,656,074
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	25,858	25,984,875
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)(c)	26,241	26,370,295
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	20,202	20,525,707
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	15,759	16,115,677
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	20,745	21,050,084
5.52%, 11/19/55, (1-day SOFR + 1.710%)(c)	23,770	23,635,994
5.59%, 01/18/36(a)(c)	16,795	17,241,196
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(c)	17,159	17,226,164
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	17,443	17,936,274
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	22,436	23,360,794
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	23,119	24,885,396
6.38%, 07/24/42	16,331	18,036,510
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	10,086	10,631,720
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	17,445	19,116,072
7.25%, 04/01/32	8,904	10,169,926
National Australia Bank Ltd./New York
4.79%, 01/10/29(a)	4,295	4,341,948
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.90%, 06/13/28(a)	$1,735	$1,761,665
4.90%, 01/14/30(a)	8,878	9,035,413
National Bank of Canada
4.50%, 10/10/29	7,060	6,962,355
5.60%, 12/18/28(a)	3,008	3,101,573
NatWest Group PLC
4.45%, 05/08/30(a)(c)	13,722	13,478,086
4.89%, 05/18/29(a)(c)	19,698	19,703,880
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	10,364	10,357,743
5.08%, 01/27/30(a)(c)	15,252	15,346,553
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	12,095	12,451,536
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	14,211	14,648,719
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	5,522	5,772,987
Northern Trust Corp.
1.95%, 05/01/30	4,237	3,725,911
6.13%, 11/02/32(a)	4,176	4,499,331
PNC Bank NA
2.70%, 10/22/29(a)	7,235	6,616,630
4.05%, 07/26/28	9,371	9,173,829
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	7,422	6,375,598
2.55%, 01/22/30	17,685	15,997,184
3.45%, 04/23/29(a)	14,879	14,230,420
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	9,246	9,163,050
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)(c)	12,862	12,798,333
5.22%, 01/29/31(a)(c)	12,878	13,091,306
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)(c)	13,758	13,910,556
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	15,113	15,499,006
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(c)	21,750	22,324,987
5.58%, 01/29/36(a)(c)	13,392	13,709,816
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)(c)	12,572	12,945,972
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(c)	7,951	8,330,105
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	12,630	13,316,110
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	18,408	20,448,685
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	10,441	10,411,589
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	3,416	3,505,091
Royal Bank of Canada
2.30%, 11/03/31(a)	5,601	4,814,014
3.88%, 05/04/32	6,608	6,205,515
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	17,153	17,051,703
4.95%, 02/01/29	14,024	14,181,990
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	14,991	15,049,798
5.00%, 02/01/33	11,931	11,950,702
5.00%, 05/02/33	5,790	5,805,693
5.15%, 02/04/31(c)	19,237	19,503,746
5.15%, 02/01/34(a)	8,770	8,867,019
5.20%, 08/01/28	6,902	7,041,410
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)(c)	8,920	8,958,998
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	9,046	9,356,524
6.34%, 05/31/35, (1-day SOFR + 2.138%)(c)	8,058	8,367,324
Security	Par (000)	Value
Banks (continued)
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	$8,899	$9,247,093
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	7,871	7,769,367
5.69%, 04/15/31(c)	12,833	13,119,692
State Street Bank & Trust Co., 4.78%, 11/23/29	5,041	5,093,713
State Street Corp.
2.20%, 03/03/31	2,947	2,559,412
2.40%, 01/24/30(a)	7,209	6,551,348
5.15%, 02/28/36(c)	5,150	5,191,106
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28(a)	21,358	19,469,598
2.13%, 07/08/30(a)	12,912	11,282,424
2.14%, 09/23/30	10,785	9,336,009
2.22%, 09/17/31(a)	6,910	5,886,892
2.75%, 01/15/30	15,475	14,123,189
2.93%, 09/17/41(a)	3,433	2,549,365
3.04%, 07/16/29(a)	23,606	22,022,144
3.94%, 07/19/28(a)	7,165	7,023,559
5.24%, 04/15/30	4,031	4,104,839
5.32%, 07/09/29	11,170	11,389,455
5.42%, 07/09/31	8,041	8,263,573
5.56%, 07/09/34(a)	10,022	10,334,279
5.63%, 01/15/35(a)	10,091	10,429,279
5.71%, 01/13/30	12,585	13,078,537
5.72%, 09/14/28(a)	11,633	12,037,785
5.77%, 01/13/33(a)	14,430	15,106,637
5.80%, 07/13/28(a)	9,845	10,201,211
5.81%, 09/14/33(a)	5,801	6,136,910
5.84%, 07/09/44	8,335	8,644,470
6.18%, 07/13/43(a)	4,287	4,706,464
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	7,333	6,254,833
3.20%, 03/10/32	9,775	8,757,575
4.46%, 06/08/32(a)	10,533	10,189,790
4.78%, 12/17/29(a)	10,870	10,890,078
4.99%, 04/05/29	8,539	8,614,512
5.30%, 01/30/32	7,619	7,762,423
5.52%, 07/17/28	8,738	8,982,242
Truist Bank, 2.25%, 03/11/30	12,165	10,707,050
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	15,197	13,877,709
1.95%, 06/05/30(a)	5,372	4,672,556
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	12,895	12,763,439
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)(c)	8,471	8,506,505
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	16,544	16,845,129
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)(c)	17,886	18,386,423
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	12,264	12,732,087
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	4,562	4,831,450
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)(c)	17,930	19,290,458
U.S. Bancorp
1.38%, 07/22/30(a)	6,956	5,858,461
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	4,282	3,687,107
3.00%, 07/30/29(a)	8,420	7,828,558
3.90%, 04/26/28(a)	5,352	5,250,136
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	16,781	16,351,207
5.05%, 02/12/31(c)	7,881	7,929,155
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	$11,452	$11,568,974
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	15,534	15,851,476
5.42%, 02/12/36(a)(c)	6,968	7,037,984
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	14,957	15,363,880
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	16,552	17,076,599
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	14,577	15,139,201
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)(c)	9,732	10,133,746
UBS AG/London
4.50%, 06/26/48(a)	9,544	8,313,848
5.65%, 09/11/28(a)	10,281	10,625,529
UBS Group AG, 4.88%, 05/15/45(a)	17,024	15,521,913
Wachovia Corp., 5.50%, 08/01/35	5,416	5,520,004
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)(c)	24,145	21,705,071
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	20,671	18,948,955
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	33,323	25,221,489
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)(c)	32,832	29,447,520
3.90%, 05/01/45	19,896	15,943,242
4.15%, 01/24/29(a)	9,154	8,991,084
4.40%, 06/14/46(a)	19,242	15,978,524
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	13,749	13,493,871
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	27,856	24,091,691
4.65%, 11/04/44	15,334	13,373,102
4.75%, 12/07/46	18,630	16,189,606
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	34,777	34,225,273
4.90%, 11/17/45	17,713	15,851,105
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	44,829	41,169,407
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	14,307	14,499,077
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)(c)	22,296	22,193,376
5.24%, 01/24/31(c)	15,938	16,176,096
5.38%, 11/02/43	16,941	16,296,702
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)(c)	29,603	29,920,492
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(c)	23,116	23,487,943
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	34,909	35,626,167
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	27,585	28,257,136
5.61%, 01/15/44(a)	20,086	19,840,792
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	17,189	18,054,234
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	26,589	28,825,313
Wells Fargo Bank NA
5.85%, 02/01/37(a)	6,532	6,810,045
6.60%, 01/15/38	10,135	11,231,140
Westpac Banking Corp.
1.95%, 11/20/28	14,705	13,470,205
2.15%, 06/03/31	13,154	11,441,860
2.65%, 01/16/30	11,225	10,336,906
2.96%, 11/16/40(a)	4,729	3,502,325
3.13%, 11/18/41(a)	3,960	2,926,656
4.42%, 07/24/39	6,151	5,602,390
5.05%, 04/16/29	8,812	9,019,612
5.54%, 11/17/28	9,542	9,915,788
6.82%, 11/17/33	9,582	10,539,158
		6,913,794,486
Security	Par (000)	Value
Beverages — 2.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	$44,612	$43,264,807
4.90%, 02/01/46	74,323	69,232,194
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46(a)	12,526	11,645,387
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	15,870	15,075,803
4.44%, 10/06/48	15,924	13,836,317
4.50%, 06/01/50(a)	1,514	1,354,298
4.75%, 01/23/29(a)	36,092	36,404,578
4.90%, 01/23/31	7,629	7,742,413
4.95%, 01/15/42	13,890	13,268,905
5.00%, 06/15/34(a)	6,704	6,740,177
5.45%, 01/23/39	17,736	18,150,331
5.55%, 01/23/49(a)	32,606	32,947,887
5.80%, 01/23/59	17,387	18,191,032
8.20%, 01/15/39	10,183	13,075,463
Coca-Cola Co. (The)
1.00%, 03/15/28	221	201,038
1.38%, 03/15/31(a)	10,457	8,756,866
1.65%, 06/01/30	19,027	16,524,419
2.00%, 03/05/31(a)	7,799	6,799,481
2.13%, 09/06/29(a)	7,701	7,001,946
2.25%, 01/05/32	13,278	11,550,289
2.50%, 06/01/40	9,826	7,140,900
2.50%, 03/15/51	12,895	7,836,039
2.60%, 06/01/50(a)	12,469	7,827,919
2.75%, 06/01/60(a)	6,978	4,235,652
2.88%, 05/05/41	6,877	5,196,234
3.00%, 03/05/51	14,326	9,696,353
3.45%, 03/25/30	11,701	11,182,921
4.65%, 08/14/34(a)	6,636	6,586,267
5.00%, 05/13/34(a)	6,748	6,883,943
5.20%, 01/14/55(a)	12,684	12,398,375
5.30%, 05/13/54	8,118	8,070,265
5.40%, 05/13/64	16,816	16,716,069
Constellation Brands Inc.
2.25%, 08/01/31	11,128	9,433,384
3.15%, 08/01/29	12,196	11,386,033
4.90%, 05/01/33(a)	5,684	5,573,420
Diageo Capital PLC
2.00%, 04/29/30(a)	10,623	9,360,518
2.13%, 04/29/32(a)	6,138	5,130,631
2.38%, 10/24/29	7,529	6,862,294
5.50%, 01/24/33(a)	5,245	5,437,754
5.63%, 10/05/33	7,391	7,720,067
Keurig Dr Pepper Inc.
3.20%, 05/01/30	9,361	8,684,461
3.80%, 05/01/50	5,142	3,897,025
3.95%, 04/15/29(a)	13,583	13,229,206
4.05%, 04/15/32	4,644	4,415,255
4.50%, 04/15/52(a)	6,978	5,916,990
4.60%, 05/25/28(a)	8,720	8,716,175
5.05%, 03/15/29	12,742	12,910,034
Molson Coors Beverage Co.
4.20%, 07/15/46(a)	15,745	13,010,174
5.00%, 05/01/42	10,551	9,873,951
PepsiCo Inc.
1.40%, 02/25/31	10,786	9,010,349
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
1.63%, 05/01/30	$8,657	$7,514,783
1.95%, 10/21/31	9,153	7,797,643
2.63%, 07/29/29(a)	9,760	9,080,836
2.63%, 10/21/41	7,878	5,628,897
2.75%, 03/19/30	9,959	9,187,921
2.75%, 10/21/51(a)	8,531	5,473,353
2.88%, 10/15/49	8,909	5,945,118
3.45%, 10/06/46	6,774	5,155,855
3.63%, 03/19/50	7,975	6,095,712
3.90%, 07/18/32(a)	6,144	5,860,423
4.45%, 02/15/33	7,303	7,305,946
4.45%, 04/14/46(a)	8,822	7,912,648
4.50%, 07/17/29	10,541	10,614,142
4.60%, 02/07/30	4,400	4,426,076
5.00%, 02/07/35	6,173	6,214,176
5.25%, 07/17/54(a)	5,914	5,857,967
		716,173,785
Biotechnology — 1.8%
Amgen Inc.
1.65%, 08/15/28	13,319	12,118,613
2.00%, 01/15/32(a)	8,601	7,174,095
2.30%, 02/25/31	10,491	9,135,429
2.45%, 02/21/30	10,200	9,177,229
2.77%, 09/01/53	9,546	5,790,657
2.80%, 08/15/41	6,512	4,728,247
3.00%, 02/22/29	7,175	6,762,658
3.00%, 01/15/52(a)	8,161	5,366,461
3.15%, 02/21/40	14,472	11,199,968
3.35%, 02/22/32	7,597	6,907,333
3.38%, 02/21/50(a)	13,817	9,878,298
4.05%, 08/18/29	12,319	11,994,451
4.20%, 03/01/33	5,921	5,608,864
4.20%, 02/22/52	8,098	6,503,735
4.40%, 05/01/45	16,510	14,188,747
4.40%, 02/22/62	10,248	8,261,288
4.56%, 06/15/48	12,892	11,164,641
4.66%, 06/15/51	28,770	24,987,907
4.88%, 03/01/53(a)	8,577	7,635,931
5.25%, 03/02/30	22,133	22,594,378
5.25%, 03/02/33	31,311	31,782,528
5.60%, 03/02/43	22,472	22,600,331
5.65%, 03/02/53(a)	35,455	35,303,951
5.75%, 03/02/63(a)	23,064	22,931,186
Biogen Inc.
2.25%, 05/01/30(a)	17,472	15,400,022
3.15%, 05/01/50(a)	13,170	8,502,987
5.20%, 09/15/45(a)	9,501	8,802,620
Gilead Sciences Inc.
1.65%, 10/01/30	11,367	9,675,503
2.60%, 10/01/40(a)	9,654	6,979,627
2.80%, 10/01/50	14,863	9,510,217
4.00%, 09/01/36	6,003	5,446,344
4.15%, 03/01/47	15,163	12,678,198
4.50%, 02/01/45	15,975	14,136,870
4.60%, 09/01/35(a)	6,035	5,844,433
4.75%, 03/01/46	19,348	17,676,341
4.80%, 11/15/29	9,266	9,342,825
4.80%, 04/01/44	11,581	10,733,839
5.10%, 06/15/35	9,116	9,190,866
5.25%, 10/15/33	6,345	6,484,735
5.50%, 11/15/54	7,835	7,878,774
Security	Par (000)	Value
Biotechnology (continued)
5.55%, 10/15/53(a)	$7,992	$8,089,392
5.60%, 11/15/64(a)	6,644	6,676,441
5.65%, 12/01/41	7,407	7,615,864
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	13,461	11,454,695
2.80%, 09/15/50	6,820	4,131,797
Royalty Pharma PLC
2.20%, 09/02/30	13,309	11,529,734
3.30%, 09/02/40	8,807	6,647,775
3.55%, 09/02/50(a)	8,566	5,907,735
		534,134,560
Building Materials — 0.5%
Carrier Global Corp.
2.70%, 02/15/31(a)	9,094	8,073,588
2.72%, 02/15/30	19,783	17,968,098
3.38%, 04/05/40(a)	10,789	8,617,647
3.58%, 04/05/50	9,979	7,367,266
5.90%, 03/15/34	5,182	5,471,848
CRH America Finance Inc.
5.40%, 05/21/34	4,802	4,879,400
5.50%, 01/09/35	13,364	13,638,827
CRH SMW Finance DAC
5.13%, 01/09/30(a)	10,719	10,870,335
5.20%, 05/21/29	7,969	8,114,168
Martin Marietta Materials Inc.
2.40%, 07/15/31	8,205	7,130,874
3.20%, 07/15/51	9,894	6,595,725
5.15%, 12/01/34(a)	5,928	5,927,084
5.50%, 12/01/54(a)	9,242	8,982,924
Owens Corning, 5.70%, 06/15/34	6,655	6,889,300
Trane Technologies Financing Ltd., 3.80%, 03/21/29	7,724	7,474,675
Vulcan Materials Co.
3.50%, 06/01/30	5,387	5,074,912
5.35%, 12/01/34(a)	6,027	6,112,647
5.70%, 12/01/54(a)	10,019	10,012,598
		149,201,916
Chemicals — 0.9%
Air Products and Chemicals Inc.
2.05%, 05/15/30	11,988	10,587,890
2.70%, 05/15/40	6,045	4,455,503
2.80%, 05/15/50	6,095	3,911,600
4.60%, 02/08/29(a)	8,603	8,664,429
4.85%, 02/08/34(a)	9,566	9,530,479
Celanese U.S. Holdings LLC
6.58%, 07/15/29(a)	1,679	1,745,173
6.60%, 11/15/28(a)	2,767	2,869,636
6.63%, 07/15/32(a)	1,854	1,938,079
6.80%, 11/15/30(a)	2,489	2,625,273
6.95%, 11/15/33(a)	2,027	2,166,997
CF Industries Inc.
4.95%, 06/01/43	5,665	5,090,150
5.15%, 03/15/34(a)	6,543	6,412,234
5.38%, 03/15/44	5,755	5,433,271
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	12,158	10,515,226
3.60%, 11/15/50(a)	9,671	6,746,905
4.38%, 11/15/42	11,011	9,256,180
5.25%, 11/15/41	6,409	6,009,944
5.55%, 11/30/48(a)	7,546	7,203,448
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
6.90%, 05/15/53(a)	$7,288	$8,102,113
7.38%, 11/01/29(a)	7,686	8,542,874
DuPont de Nemours Inc.
4.73%, 11/15/28	20,655	20,781,157
5.32%, 11/15/38	7,568	7,923,222
5.42%, 11/15/48(a)	16,908	17,493,284
Eastman Chemical Co.
4.65%, 10/15/44	7,252	6,310,365
5.00%, 08/01/29	2,928	2,945,282
5.63%, 02/20/34(a)	5,824	5,933,012
Ecolab Inc., 2.70%, 12/15/51(a)	5,699	3,573,761
International Flavors & Fragrances Inc., 5.00%, 09/26/48(a)	6,336	5,514,060
LYB International Finance BV
4.88%, 03/15/44	9,042	7,988,409
5.25%, 07/15/43	6,277	5,822,917
LYB International Finance III LLC
3.38%, 10/01/40	5,847	4,399,333
3.63%, 04/01/51(a)	8,189	5,670,002
4.20%, 10/15/49	8,044	6,187,503
4.20%, 05/01/50	8,609	6,604,327
5.50%, 03/01/34(a)	6,676	6,691,436
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	8,039	6,526,587
Nutrien Ltd.
4.20%, 04/01/29(a)	8,257	8,094,406
5.00%, 04/01/49	6,045	5,492,762
5.80%, 03/27/53(a)	7,017	7,096,261
Sherwin-Williams Co. (The)
2.95%, 08/15/29(a)	9,607	8,954,992
4.50%, 06/01/47(a)	9,825	8,527,720
		280,338,202
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	10,627	8,983,798
1.70%, 05/15/28	6,712	6,204,894
4.45%, 09/09/34	5,446	5,308,640
Equifax Inc., 2.35%, 09/15/31	12,562	10,747,089
Global Payments Inc.
2.90%, 05/15/30(a)	7,682	6,959,273
2.90%, 11/15/31	7,362	6,455,697
3.20%, 08/15/29	11,984	11,166,896
4.15%, 08/15/49(a)	4,760	3,645,381
5.40%, 08/15/32(a)	4,077	4,140,956
5.95%, 08/15/52(a)	4,963	4,934,893
Massachusetts Institute of Technology, 5.60%(a)	4,956	5,184,004
PayPal Holdings Inc.
2.30%, 06/01/30	9,018	8,030,441
2.85%, 10/01/29(a)	21,990	20,444,613
3.25%, 06/01/50(a)	5,245	3,622,962
4.40%, 06/01/32	7,512	7,326,689
5.05%, 06/01/52(a)	7,446	6,959,402
5.15%, 06/01/34(a)	6,378	6,444,910
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(a)	10,370	10,348,860
Quanta Services Inc., 2.90%, 10/01/30	10,372	9,332,151
RELX Capital Inc.
3.00%, 05/22/30(a)	8,529	7,856,876
4.00%, 03/18/29	9,543	9,310,247
Security	Par (000)	Value
Commercial Services (continued)
S&P Global Inc.
2.70%, 03/01/29	$10,928	$10,198,809
2.90%, 03/01/32	11,047	9,808,974
3.70%, 03/01/52	3,957	3,040,727
4.25%, 05/01/29(a)	9,569	9,466,126
5.25%, 09/15/33(a)	6,135	6,312,182
		202,235,490
Computers — 2.4%
Accenture Capital Inc.
4.05%, 10/04/29	11,310	11,110,576
4.25%, 10/04/31	11,785	11,528,172
4.50%, 10/04/34	10,615	10,290,804
Apple Inc.
1.25%, 08/20/30(a)	9,325	7,940,886
1.40%, 08/05/28	18,102	16,464,692
1.65%, 05/11/30	14,400	12,592,073
1.65%, 02/08/31	19,070	16,400,164
1.70%, 08/05/31(a)	7,609	6,482,077
2.20%, 09/11/29	19,213	17,551,239
2.38%, 02/08/41(a)	14,756	10,448,949
2.40%, 08/20/50(a)	10,294	6,221,123
2.55%, 08/20/60(a)	17,212	10,194,704
2.65%, 05/11/50	20,091	12,823,531
2.65%, 02/08/51	24,937	15,750,473
2.70%, 08/05/51	15,665	9,952,964
2.80%, 02/08/61	13,595	8,278,186
2.85%, 08/05/61(a)	11,636	7,173,102
2.95%, 09/11/49(a)	11,902	8,124,538
3.25%, 08/08/29(a)	6,072	5,832,305
3.35%, 08/08/32(a)	8,003	7,464,818
3.45%, 02/09/45	15,819	12,467,283
3.75%, 09/12/47(a)	7,973	6,428,584
3.75%, 11/13/47	11,517	9,300,979
3.85%, 05/04/43	24,122	20,498,526
3.85%, 08/04/46(a)	17,382	14,364,775
3.95%, 08/08/52(a)	13,131	10,673,113
4.00%, 05/10/28	7,374	7,352,315
4.10%, 08/08/62(a)	8,598	6,985,785
4.25%, 02/09/47	9,100	8,013,303
4.30%, 05/10/33(a)	7,493	7,465,525
4.38%, 05/13/45	16,807	15,174,618
4.45%, 05/06/44(a)	8,570	8,013,652
4.50%, 02/23/36(a)	7,089	7,068,453
4.65%, 02/23/46	33,081	30,965,262
4.85%, 05/10/53(a)	10,437	10,180,780
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	9,863	7,441,666
4.85%, 02/01/35(a)	9,302	8,976,230
5.30%, 10/01/29	16,407	16,738,859
5.40%, 04/15/34(a)	9,699	9,845,931
5.75%, 02/01/33(a)	6,468	6,753,219
6.20%, 07/15/30(a)	8,034	8,509,557
8.10%, 07/15/36(a)	6,513	7,861,669
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	16,008	15,845,421
4.85%, 10/15/31	11,374	11,324,409
5.00%, 10/15/34	18,654	18,363,214
5.60%, 10/15/54	12,599	12,219,773
6.20%, 10/15/35(a)	7,263	7,773,203
6.35%, 10/15/45(a)	12,212	12,897,308
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
HP Inc.
2.65%, 06/17/31	$12,484	$10,877,490
4.00%, 04/15/29	13,415	13,023,336
5.50%, 01/15/33(a)	6,196	6,320,732
6.00%, 09/15/41(a)	5,391	5,533,337
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	7,859	7,745,881
5.25%, 02/05/44(a)	8,248	7,960,831
5.30%, 02/05/54(a)	10,582	10,002,255
International Business Machines Corp.
1.95%, 05/15/30	14,435	12,601,588
2.95%, 05/15/50	4,664	3,012,915
3.50%, 05/15/29(a)	29,257	28,025,740
4.00%, 06/20/42	9,560	7,985,155
4.15%, 05/15/39(a)	14,072	12,411,531
4.25%, 05/15/49(a)	23,328	19,205,254
4.40%, 07/27/32(a)	6,036	5,842,710
4.75%, 02/06/33(a)	4,159	4,120,328
4.80%, 02/10/30	8,018	8,056,485
4.90%, 07/27/52	5,991	5,414,237
5.00%, 02/10/32	7,799	7,837,752
5.20%, 02/10/35(a)	6,393	6,416,457
5.70%, 02/10/55(a)	8,153	8,166,593
Leidos Inc.
2.30%, 02/15/31(a)	6,232	5,358,144
4.38%, 05/15/30(a)	4,822	4,681,011
5.75%, 03/15/33	2,384	2,448,236
		735,176,786
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	9,103	8,674,910
3.63%, 03/24/32(a)	14,039	12,916,537
4.00%, 03/24/52(a)	8,440	6,642,326
Kenvue Inc.
4.90%, 03/22/33(a)	9,209	9,234,997
5.00%, 03/22/30	10,368	10,554,850
5.05%, 03/22/53(a)	9,448	9,007,160
5.10%, 03/22/43(a)	7,084	6,949,879
5.20%, 03/22/63	7,355	7,027,093
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	13,000	10,960,122
1.95%, 04/23/31(a)	9,739	8,524,208
2.30%, 02/01/32(a)	4,586	4,029,515
3.00%, 03/25/30	13,762	12,938,575
4.05%, 01/26/33(a)	6,269	6,097,799
4.55%, 01/29/34	4,832	4,805,288
Unilever Capital Corp.
1.75%, 08/12/31(a)	8,735	7,385,981
2.13%, 09/06/29(a)	7,059	6,389,632
3.50%, 03/22/28(a)	1,743	1,704,899
4.63%, 08/12/34(a)	7,469	7,337,826
5.00%, 12/08/33(a)	6,049	6,143,865
5.90%, 11/15/32(a)	7,001	7,578,383
		154,903,845
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28(a)	33,238	31,191,307
3.30%, 01/30/32	30,402	27,022,055
3.40%, 10/29/33(a)	14,260	12,388,843
Security	Par (000)	Value
Diversified Financial Services (continued)
3.85%, 10/29/41(a)	$17,062	$13,699,958
4.63%, 09/10/29(a)	11,199	11,076,138
4.95%, 09/10/34(a)	8,057	7,821,918
5.10%, 01/19/29	10,000	10,090,693
5.38%, 12/15/31(a)	3,131	3,186,748
5.75%, 06/06/28(a)	6,357	6,533,879
6.15%, 09/30/30(a)	8,550	9,032,778
Air Lease Corp.
2.88%, 01/15/32(a)	9,372	8,160,403
3.13%, 12/01/30	12,042	10,912,211
Ally Financial Inc.
2.20%, 11/02/28(a)	12,717	11,537,641
8.00%, 11/01/31(a)	15,643	17,661,737
American Express Co.
4.05%, 05/03/29(a)	6,960	6,860,020
4.05%, 12/03/42(a)	9,467	8,147,873
Ameriprise Financial Inc.
5.15%, 05/15/33	5,667	5,720,522
5.20%, 04/15/35	4,125	4,144,309
Apollo Global Management Inc., 5.80%, 05/21/54	8,625	8,686,383
Brookfield Finance Inc.
3.50%, 03/30/51	8,219	5,845,636
4.35%, 04/15/30	6,188	6,048,762
4.70%, 09/20/47(a)	8,656	7,678,154
4.85%, 03/29/29(a)	10,301	10,338,914
5.97%, 03/04/54(a)	8,710	8,976,707
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	8,200	6,868,177
1.95%, 12/01/31(a)	8,977	7,518,655
2.30%, 05/13/31(a)	8,395	7,296,105
2.90%, 03/03/32(a)	7,195	6,335,203
CME Group Inc.
2.65%, 03/15/32	5,389	4,737,923
5.30%, 09/15/43	9,033	9,210,207
Discover Financial Services, 6.70%, 11/29/32(a)	6,097	6,600,154
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	11,472	9,295,324
2.10%, 06/15/30	13,160	11,586,794
2.65%, 09/15/40	13,725	9,961,116
3.00%, 06/15/50(a)	12,544	8,323,968
3.00%, 09/15/60	12,138	7,436,331
3.63%, 09/01/28(a)	8,997	8,735,384
4.25%, 09/21/48(a)	10,510	8,918,483
4.35%, 06/15/29(a)	10,683	10,588,286
4.60%, 03/15/33	10,558	10,329,319
4.95%, 06/15/52(a)	12,397	11,454,759
5.20%, 06/15/62(a)	10,197	9,675,156
5.25%, 06/15/31	6,213	6,373,530
Jefferies Financial Group Inc.
2.63%, 10/15/31(a)	13,818	11,859,662
4.15%, 01/23/30(a)	12,208	11,721,849
5.88%, 07/21/28	4,988	5,140,502
6.20%, 04/14/34	13,788	14,368,409
LPL Holdings Inc.
5.20%, 03/15/30	200	200,086
6.75%, 11/17/28(a)	2,420	2,557,544
Mastercard Inc.
2.00%, 11/18/31(a)	8,292	7,061,216
2.95%, 06/01/29(a)	10,896	10,295,041
3.35%, 03/26/30	13,586	12,872,744
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.65%, 06/01/49	$5,906	$4,552,725
3.85%, 03/26/50	10,242	8,169,793
4.35%, 01/15/32(a)	14,240	13,961,003
4.55%, 01/15/35(a)	13,599	13,258,214
4.85%, 03/09/33(a)	8,769	8,821,646
4.88%, 05/09/34	8,324	8,348,916
Nasdaq Inc.
5.35%, 06/28/28	9,743	9,972,143
5.55%, 02/15/34(a)	10,331	10,710,114
5.95%, 08/15/53	5,957	6,165,594
6.10%, 06/28/63	8,081	8,402,138
Nomura Holdings Inc.
2.17%, 07/14/28(a)	10,386	9,537,640
2.61%, 07/14/31	10,712	9,288,789
2.68%, 07/16/30(a)	11,610	10,348,268
3.00%, 01/22/32(a)	7,539	6,608,871
3.10%, 01/16/30(a)	14,441	13,312,651
5.78%, 07/03/34(a)	9,498	9,812,305
6.07%, 07/12/28	2,953	3,063,364
6.18%, 01/18/33	1,160	1,228,345
Raymond James Financial Inc.
3.75%, 04/01/51	8,524	6,298,001
4.95%, 07/15/46	6,629	6,100,716
Synchrony Financial, 2.88%, 10/28/31(a)	6,948	5,927,229
Visa Inc.
1.10%, 02/15/31(a)	9,827	8,151,535
2.00%, 08/15/50(a)	16,300	9,000,969
2.05%, 04/15/30(a)	13,677	12,179,399
2.70%, 04/15/40(a)	8,587	6,474,242
3.65%, 09/15/47(a)	5,900	4,669,567
4.15%, 12/14/35	10,645	10,063,942
4.30%, 12/14/45	29,144	25,676,616
		740,190,251
Electric — 4.1%
AES Corp. (The)
2.45%, 01/15/31(a)	9,428	8,063,998
5.45%, 06/01/28	4,023	4,088,793
Ameren Corp., 3.50%, 01/15/31(a)	6,490	6,028,179
American Electric Power Co. Inc.
5.20%, 01/15/29	6,804	6,902,796
5.63%, 03/01/33	7,054	7,230,611
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	12,826	7,977,212
3.70%, 07/15/30	8,663	8,276,592
3.80%, 07/15/48	4,457	3,423,408
4.25%, 10/15/50(a)	7,385	5,951,087
4.45%, 01/15/49	8,436	7,107,603
4.50%, 02/01/45	7,397	6,468,270
4.60%, 05/01/53	8,480	7,170,544
5.15%, 11/15/43(a)	6,525	6,349,732
6.13%, 04/01/36(a)	14,449	15,427,372
Commonwealth Edison Co., 4.00%, 03/01/48	6,102	4,859,798
Connecticut Light and Power Co. (The), 4.00%, 04/01/48(a)	6,193	4,965,947
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	6,450	5,653,079
3.60%, 06/15/61(a)	11,226	7,829,612
4.45%, 03/15/44	5,643	4,904,223
4.63%, 12/01/54	5,090	4,357,827
5.70%, 05/15/54(a)	6,459	6,496,456
5.90%, 11/15/53	6,875	7,112,560
Security	Par (000)	Value
Electric (continued)
Series 20B, 3.95%, 04/01/50	$6,964	$5,509,296
Constellation Energy Generation LLC
5.60%, 06/15/42(a)	9,360	9,164,032
5.75%, 03/15/54	8,125	7,970,156
6.25%, 10/01/39(a)	9,298	9,877,853
6.50%, 10/01/53	8,235	8,816,036
Dominion Energy Inc.
5.38%, 11/15/32(a)	7,863	7,988,497
Series C, 2.25%, 08/15/31	8,691	7,356,621
Series C, 3.38%, 04/01/30(a)	12,793	11,920,844
DTE Energy Co.
4.88%, 06/01/28	4,006	4,026,725
5.10%, 03/01/29	7,739	7,824,701
5.20%, 04/01/30	9,628	9,752,608
5.85%, 06/01/34(a)	10,574	11,002,330
Duke Energy Carolinas LLC
3.20%, 08/15/49	6,301	4,318,163
4.95%, 01/15/33	11,502	11,522,141
5.30%, 02/15/40(a)	5,849	5,840,295
5.35%, 01/15/53(a)	7,759	7,510,695
5.40%, 01/15/54(a)	8,215	8,005,224
Duke Energy Corp.
2.45%, 06/01/30	7,440	6,603,870
2.55%, 06/15/31	10,576	9,220,540
3.30%, 06/15/41	5,911	4,452,563
3.50%, 06/15/51	5,994	4,141,357
3.75%, 09/01/46	11,917	9,006,590
4.50%, 08/15/32(a)	11,215	10,831,260
5.00%, 08/15/52	8,717	7,730,233
5.45%, 06/15/34(a)	7,747	7,877,994
5.80%, 06/15/54	5,900	5,848,062
6.10%, 09/15/53	5,232	5,390,059
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	7,685	8,472,420
Emera U.S. Finance LP, 4.75%, 06/15/46	10,401	8,895,021
Entergy Louisiana LLC
4.20%, 09/01/48	6,483	5,268,100
5.80%, 03/15/55	6,008	6,103,807
Eversource Energy
5.13%, 05/15/33(a)	8,654	8,558,268
5.45%, 03/01/28	1,058	1,079,393
5.95%, 02/01/29	8,674	9,005,591
Exelon Corp.
4.05%, 04/15/30(a)	11,181	10,792,560
4.45%, 04/15/46	6,150	5,157,614
4.70%, 04/15/50	4,910	4,183,699
5.30%, 03/15/33	5,412	5,496,414
5.60%, 03/15/53	9,096	8,839,299
FirstEnergy Corp., Series C, 3.40%, 03/01/50(a)	7,303	5,016,959
Florida Power & Light Co.
2.45%, 02/03/32	11,518	9,922,733
2.88%, 12/04/51(a)	10,055	6,490,049
3.15%, 10/01/49(a)	6,258	4,309,060
3.95%, 03/01/48	7,630	6,144,739
4.40%, 05/15/28(a)	5,241	5,241,854
4.80%, 05/15/33(a)	8,370	8,303,369
5.10%, 04/01/33(a)	5,246	5,308,993
5.15%, 06/15/29(a)	6,379	6,531,699
5.30%, 06/15/34	12,338	12,649,027
5.30%, 04/01/53(a)	5,801	5,658,323
5.60%, 06/15/54	6,286	6,408,257
5.70%, 03/15/55	6,110	6,299,387
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Georgia Power Co.
4.30%, 03/15/42	$8,092	$7,030,508
4.65%, 05/16/28(a)	5,068	5,088,728
4.95%, 05/17/33	10,622	10,552,095
5.13%, 05/15/52(a)	5,570	5,250,387
5.25%, 03/15/34(a)	8,574	8,660,033
Series A, 3.25%, 03/15/51	4,981	3,437,592
MidAmerican Energy Co.
3.65%, 04/15/29	4,386	4,235,889
4.25%, 07/15/49	8,675	7,190,017
5.85%, 09/15/54(a)	7,105	7,394,402
National Grid PLC
5.42%, 01/11/34(a)	6,870	6,935,453
5.81%, 06/12/33	8,303	8,572,231
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	11,118	10,198,300
2.25%, 06/01/30(a)	16,883	14,856,062
2.44%, 01/15/32(a)	7,588	6,480,261
2.75%, 11/01/29(a)	8,723	8,026,012
4.90%, 03/15/29(a)	9,161	9,224,136
5.00%, 07/15/32	7,095	7,097,351
5.05%, 03/15/30	7,396	7,473,786
5.05%, 02/28/33	8,437	8,404,710
5.25%, 03/15/34(a)	8,253	8,280,293
5.25%, 02/28/53(a)	7,427	6,900,573
5.30%, 03/15/32	6,006	6,093,365
5.45%, 03/15/35	7,314	7,392,233
5.55%, 03/15/54	6,489	6,285,898
5.90%, 03/15/55	7,228	7,332,287
Northern States Power Co./MN, 5.10%, 05/15/53	5,591	5,277,772
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52	6,135	5,557,636
5.55%, 06/15/54	8,250	8,141,791
5.65%, 11/15/33(a)	9,846	10,262,244
Pacific Gas and Electric Co.
2.50%, 02/01/31(a)	20,105	17,295,704
3.00%, 06/15/28(a)	3,857	3,624,492
3.25%, 06/01/31	8,635	7,726,105
3.30%, 08/01/40	7,982	5,960,116
3.50%, 08/01/50	15,529	10,546,051
3.75%, 07/01/28(a)	6,162	5,915,214
3.95%, 12/01/47(a)	10,141	7,622,602
4.50%, 07/01/40(a)	16,359	14,162,385
4.55%, 07/01/30	22,595	21,826,289
4.95%, 07/01/50	25,668	22,030,210
5.55%, 05/15/29(a)	6,348	6,428,200
5.70%, 03/01/35	4,075	4,129,712
5.80%, 05/15/34(a)	10,104	10,275,126
5.90%, 10/01/54	6,395	6,221,323
6.10%, 01/15/29	7,340	7,566,250
6.15%, 01/15/33	7,726	8,003,133
6.15%, 03/01/55	4,184	4,213,537
6.40%, 06/15/33	10,890	11,533,248
6.70%, 04/01/53	6,206	6,637,261
6.75%, 01/15/53(a)	12,411	13,299,742
6.95%, 03/15/34(a)	8,240	8,998,391
PacifiCorp
2.90%, 06/15/52	8,687	5,267,446
5.35%, 12/01/53	9,497	8,833,469
5.45%, 02/15/34(a)	12,059	12,131,352
Security	Par (000)	Value
Electric (continued)
5.50%, 05/15/54(a)	$9,432	$8,957,667
5.80%, 01/15/55(a)	12,291	12,165,658
PPL Capital Funding Inc., 5.25%, 09/01/34(a)	9,254	9,246,778
PPL Electric Utilities Corp., 5.25%, 05/15/53	2,921	2,857,578
Public Service Co. of Colorado
1.88%, 06/15/31	6,960	5,850,052
5.25%, 04/01/53	6,569	6,182,895
5.75%, 05/15/54	5,751	5,826,442
Public Service Enterprise Group Inc.
2.45%, 11/15/31	5,611	4,809,395
5.20%, 04/01/29	3,444	3,509,468
San Diego Gas & Electric Co.
5.35%, 04/01/53(a)	6,244	5,949,879
Series VVV, 1.70%, 10/01/30	8,100	6,860,168
Series WWW, 2.95%, 08/15/51(a)	7,032	4,514,911
Sempra
3.80%, 02/01/38	8,201	6,781,609
4.00%, 02/01/48(a)	7,634	5,771,502
6.00%, 10/15/39(a)	6,105	6,226,595
Southern California Edison Co.
3.65%, 02/01/50(a)	10,111	7,128,970
4.00%, 04/01/47	15,301	11,683,922
4.65%, 10/01/43	7,774	6,648,775
5.20%, 06/01/34(a)	5,341	5,231,949
5.30%, 03/01/28(a)	39	39,339
5.45%, 06/01/31(a)	6,465	6,555,542
5.45%, 03/01/35(a)	5,817	5,776,867
5.95%, 11/01/32	7,156	7,354,772
Series 20A, 2.95%, 02/01/51(a)	6,079	3,773,905
Series C, 4.13%, 03/01/48	12,159	9,404,685
Southern Co. (The)
4.40%, 07/01/46(a)	15,395	12,947,512
4.85%, 06/15/28(a)	5,659	5,708,762
4.85%, 03/15/35	8,412	8,139,460
5.20%, 06/15/33	7,839	7,857,159
5.50%, 03/15/29	7,127	7,325,893
5.70%, 03/15/34(a)	9,140	9,445,447
Series A, 3.70%, 04/30/30	9,750	9,266,422
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	10,610	10,487,985
Virginia Electric & Power Co.
2.45%, 12/15/50	6,508	3,729,553
2.95%, 11/15/51	5,320	3,360,453
5.00%, 04/01/33(a)	9,372	9,307,221
5.45%, 04/01/53(a)	5,397	5,237,535
Xcel Energy Inc.
5.45%, 08/15/33	7,159	7,222,355
5.50%, 03/15/34	9,788	9,869,681
		1,243,185,243
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	11,604	10,623,333
2.20%, 12/21/31(a)	8,103	6,956,553
2.80%, 12/21/51	5,214	3,340,819
		20,920,705
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31	6,756	5,787,295
2.80%, 02/15/30(a)	8,535	7,826,010
5.00%, 01/15/35(a)	4,767	4,774,460
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Honeywell International Inc.
1.75%, 09/01/31	$12,603	$10,544,664
1.95%, 06/01/30(a)	8,049	7,066,134
2.70%, 08/15/29(a)	5,613	5,217,907
2.80%, 06/01/50	7,066	4,550,445
4.25%, 01/15/29	9,799	9,721,560
4.50%, 01/15/34	8,484	8,213,609
4.70%, 02/01/30	10,883	10,913,039
5.00%, 02/15/33	7,517	7,587,059
5.00%, 03/01/35	8,865	8,849,217
5.25%, 03/01/54	13,173	12,628,490
		103,679,889
Entertainment — 0.4%
Warnermedia Holdings Inc.
4.05%, 03/15/29(a)	5,831	5,536,670
4.28%, 03/15/32(a)	36,334	32,593,157
5.05%, 03/15/42	29,655	24,503,366
5.14%, 03/15/52	51,163	39,222,615
5.39%, 03/15/62	20,215	15,521,510
		117,377,318
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32(a)	6,325	5,202,576
3.95%, 05/15/28(a)	7,407	7,289,669
4.88%, 04/01/29	7,409	7,477,957
5.00%, 04/01/34(a)	6,198	6,194,688
Waste Connections Inc.
2.95%, 01/15/52	7,182	4,629,710
4.20%, 01/15/33	5,798	5,508,715
5.00%, 03/01/34	5,508	5,493,727
Waste Management Inc.
1.50%, 03/15/31(a)	11,420	9,559,314
4.15%, 04/15/32	4,748	4,583,120
4.63%, 02/15/30	7,998	8,033,768
4.80%, 03/15/32	7,530	7,502,869
4.88%, 02/15/29(a)	7,578	7,701,496
4.88%, 02/15/34(a)	10,792	10,782,803
4.95%, 07/03/31	5,798	5,878,712
4.95%, 03/15/35	15,227	15,213,530
5.35%, 10/15/54(a)	9,357	9,226,669
		120,279,323
Food — 1.3%
Conagra Brands Inc.
4.85%, 11/01/28	11,415	11,416,783
5.30%, 11/01/38(a)	11,177	10,750,700
5.40%, 11/01/48(a)	8,026	7,473,641
General Mills Inc.
2.88%, 04/15/30(a)	7,145	6,534,060
4.20%, 04/17/28(a)	20	19,766
4.88%, 01/30/30	7,508	7,535,170
4.95%, 03/29/33(a)	6,430	6,386,271
5.25%, 01/30/35(a)	6,135	6,170,776
Hormel Foods Corp.
1.70%, 06/03/28	3,424	3,140,080
1.80%, 06/11/30(a)	10,336	8,976,622
J.M. Smucker Co. (The)
5.90%, 11/15/28(a)	5,411	5,659,393
6.20%, 11/15/33(a)	3,938	4,208,575
6.50%, 11/15/43	2,706	2,950,476
6.50%, 11/15/53(a)	11,205	12,303,732
Security	Par (000)	Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32(a)	$8,605	$7,408,507
3.63%, 01/15/32	8,707	7,841,153
4.38%, 02/02/52	7,757	6,104,501
5.50%, 01/15/30(a)	4,596	4,641,894
5.75%, 04/01/33	11,746	11,968,205
6.50%, 12/01/52(a)	12,756	13,459,334
6.75%, 03/15/34(a)	12,498	13,567,021
7.25%, 11/15/53(a)	7,781	8,971,519
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(b)	4,445	4,652,695
Kraft Heinz Foods Co.
4.38%, 06/01/46(a)	26,593	22,231,091
4.88%, 10/01/49(a)	12,972	11,416,487
5.00%, 06/04/42(a)	13,550	12,524,417
5.20%, 07/15/45	13,662	12,789,554
5.50%, 06/01/50	7,736	7,439,845
6.88%, 01/26/39	3,805	4,281,165
Kroger Co. (The)
3.95%, 01/15/50	8,209	6,340,595
4.45%, 02/01/47	8,191	6,951,042
5.00%, 09/15/34	16,234	16,022,630
5.50%, 09/15/54	16,707	16,137,438
5.65%, 09/15/64	13,405	12,974,604
Mondelez International Inc.
2.63%, 09/04/50	7,303	4,415,556
2.75%, 04/13/30(a)	8,246	7,499,926
3.00%, 03/17/32	4,875	4,327,883
Sysco Corp.
3.15%, 12/14/51	7,218	4,750,603
5.95%, 04/01/30	6,847	7,188,867
6.60%, 04/01/50(a)	11,670	12,982,063
The Campbell's Co.
4.75%, 03/23/35	6,763	6,531,043
5.40%, 03/21/34(a)	11,107	11,274,883
Tyson Foods Inc.
4.35%, 03/01/29(a)	6,973	6,859,687
4.55%, 06/02/47	6,360	5,415,934
5.10%, 09/28/48	10,958	10,009,957
5.70%, 03/15/34	7,789	8,022,196
		390,528,340
Gas — 0.1%
Atmos Energy Corp., 4.13%, 10/15/44	6,304	5,292,873
NiSource Inc.
1.70%, 02/15/31	11,172	9,346,205
2.95%, 09/01/29(a)	4,484	4,164,660
3.60%, 05/01/30	7,076	6,693,776
3.95%, 03/30/48	6,223	4,877,081
4.38%, 05/15/47	7,530	6,304,529
4.80%, 02/15/44	6,328	5,708,941
		42,388,065
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28(a)	3,901	3,989,638
6.30%, 02/15/30(a)	13,415	13,939,716
6.40%, 04/15/33	9,531	9,900,655
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	$12,783	$11,284,536
2.75%, 11/15/50(a)	8,616	5,080,653
		44,195,198
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	16,822	16,701,107
4.90%, 11/30/46	24,983	23,978,666
Agilent Technologies Inc., 2.30%, 03/12/31(a)	9,713	8,425,854
Baxter International Inc.
2.27%, 12/01/28(a)	7,642	7,012,163
2.54%, 02/01/32(a)	13,185	11,320,848
3.13%, 12/01/51(a)	6,370	4,151,115
Danaher Corp.
2.60%, 10/01/50(a)	10,671	6,572,424
2.80%, 12/10/51(a)	9,871	6,266,238
DH Europe Finance II SARL
2.60%, 11/15/29(a)	10,514	9,640,780
3.25%, 11/15/39(a)	7,860	6,299,701
3.40%, 11/15/49	7,502	5,453,038
GE HealthCare Technologies Inc.
4.80%, 08/14/29	12,158	12,164,734
5.86%, 03/15/30(a)	13,518	14,127,512
5.91%, 11/22/32(a)	16,283	17,234,517
6.38%, 11/22/52(a)	5,068	5,606,132
Medtronic Global Holdings SCA
4.25%, 03/30/28	84	83,662
4.50%, 03/30/33(a)	10,450	10,229,507
Medtronic Inc.
4.38%, 03/15/35(a)	12,693	12,278,199
4.63%, 03/15/45(a)	12,557	11,451,794
Solventum Corp.
5.40%, 03/01/29	12,567	12,830,152
5.45%, 03/13/31(a)	12,927	13,224,106
5.60%, 03/23/34	17,070	17,463,962
5.90%, 04/30/54	13,168	13,313,994
Stryker Corp.
1.95%, 06/15/30(a)	12,496	10,934,464
4.25%, 09/11/29	6,462	6,359,140
4.63%, 09/11/34(a)	6,905	6,736,378
4.63%, 03/15/46(a)	4,797	4,303,999
4.85%, 02/10/30	7,063	7,104,123
5.20%, 02/10/35	7,503	7,615,190
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	13,353	11,370,103
2.60%, 10/01/29	12,057	11,107,768
2.80%, 10/15/41(a)	7,860	5,691,121
4.10%, 08/15/47	3,670	3,074,631
4.98%, 08/10/30	9,437	9,589,726
5.00%, 01/31/29(a)	10,733	10,948,477
5.09%, 08/10/33	9,671	9,809,364
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	9,310	8,097,722
		358,572,411
Health Care - Services — 4.1%
Aetna Inc., 6.63%, 06/15/36	10,811	11,615,721
Ascension Health
3.95%, 11/15/46(a)	4,737	3,983,719
Series B, 2.53%, 11/15/29(a)	9,984	9,168,742
Security	Par (000)	Value
Health Care - Services (continued)
Centene Corp.
2.45%, 07/15/28	$18,597	$16,956,527
2.50%, 03/01/31	19,382	16,370,491
2.63%, 08/01/31	10,311	8,684,814
3.00%, 10/15/30	18,809	16,458,358
3.38%, 02/15/30(a)	20,137	18,217,579
4.63%, 12/15/29	26,578	25,531,087
Cigna Group (The)
2.38%, 03/15/31(a)	15,871	13,797,909
2.40%, 03/15/30	12,869	11,510,978
3.20%, 03/15/40	9,672	7,374,160
3.40%, 03/15/50	10,771	7,378,483
3.40%, 03/15/51	14,521	9,869,386
3.88%, 10/15/47(a)	10,290	7,810,967
4.38%, 10/15/28(a)	24,281	24,082,420
4.80%, 08/15/38	15,957	14,958,888
4.80%, 07/15/46	12,232	10,765,619
4.90%, 12/15/48	21,419	18,895,298
5.00%, 05/15/29(a)	8,113	8,211,314
5.13%, 05/15/31(a)	7,294	7,381,361
5.25%, 02/15/34(a)	10,768	10,848,499
5.40%, 03/15/33	4,980	5,082,481
5.60%, 02/15/54	12,705	12,264,642
CommonSpirit Health
3.35%, 10/01/29(a)	2,633	2,485,249
4.19%, 10/01/49(a)	1,840	1,483,585
Elevance Health Inc.
2.25%, 05/15/30(a)	5,864	5,200,607
2.55%, 03/15/31(a)	4,946	4,356,792
2.88%, 09/15/29	4,046	3,748,684
3.13%, 05/15/50(a)	7,789	5,109,724
3.60%, 03/15/51(a)	11,018	7,873,360
3.70%, 09/15/49	6,314	4,620,895
4.38%, 12/01/47	9,264	7,668,930
4.55%, 03/01/48	8,338	7,068,203
4.63%, 05/15/42	9,103	8,103,858
4.65%, 01/15/43	8,430	7,490,770
4.65%, 08/15/44	7,782	6,880,209
4.75%, 02/15/30	6,229	6,241,106
4.75%, 02/15/33(a)	5,178	5,072,613
4.95%, 11/01/31	5,763	5,764,777
5.13%, 02/15/53(a)	9,388	8,504,163
5.20%, 02/15/35	7,307	7,310,835
5.38%, 06/15/34	5,634	5,707,937
5.65%, 06/15/54(a)	8,443	8,257,042
5.70%, 02/15/55	10,947	10,747,426
5.85%, 11/01/64	8,795	8,700,975
6.10%, 10/15/52	5,239	5,414,071
HCA Inc.
2.38%, 07/15/31(a)	9,288	7,907,736
3.50%, 09/01/30(a)	21,769	20,191,914
3.50%, 07/15/51	14,676	9,850,994
3.63%, 03/15/32	16,396	14,822,853
4.13%, 06/15/29(a)	15,142	14,682,022
4.63%, 03/15/52(a)	15,927	12,898,190
5.13%, 06/15/39(a)	7,609	7,122,477
5.20%, 06/01/28(a)	5,163	5,221,211
5.25%, 03/01/30	5,020	5,083,359
5.25%, 06/15/49	17,875	15,951,879
5.45%, 04/01/31(a)	14,097	14,338,978
5.45%, 09/15/34(a)	10,340	10,291,908
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 03/01/32	$9,395	$9,519,387
5.50%, 06/01/33	10,465	10,557,865
5.50%, 06/15/47(a)	13,189	12,333,259
5.60%, 04/01/34(a)	9,627	9,711,424
5.63%, 09/01/28(a)	11,058	11,300,531
5.75%, 03/01/35	12,613	12,826,054
5.88%, 02/01/29(a)	10,053	10,350,715
5.90%, 06/01/53(a)	9,776	9,465,496
5.95%, 09/15/54(a)	9,595	9,425,410
6.00%, 04/01/54	14,608	14,411,993
6.20%, 03/01/55	5,756	5,828,953
Humana Inc.
2.15%, 02/03/32	3,040	2,491,274
3.70%, 03/23/29	4,995	4,777,760
4.95%, 10/01/44(a)	3,327	2,908,659
5.38%, 04/15/31	4,679	4,716,854
5.50%, 03/15/53(a)	4,035	3,697,875
5.75%, 04/15/54	6,032	5,715,294
5.88%, 03/01/33	4,276	4,384,319
5.95%, 03/15/34(a)	2,822	2,904,624
ICON Investments Six DAC, 5.85%, 05/08/29	7,013	7,238,711
IQVIA Inc.
5.70%, 05/15/28(a)	4,177	4,276,785
6.25%, 02/01/29	11,622	12,142,792
Kaiser Foundation Hospitals
4.15%, 05/01/47(a)	6,087	5,180,158
Series 2019, 3.27%, 11/01/49	2,537	1,828,008
Series 2021, 2.81%, 06/01/41	9,981	7,347,270
Series 2021, 3.00%, 06/01/51(a)	4,187	2,825,061
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	7,270	6,445,406
4.80%, 10/01/34(a)	10,359	10,054,940
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	2,541	1,539,644
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	10,048	9,206,466
5.00%, 12/15/34(a)	7,593	7,516,517
6.40%, 11/30/33(a)	6,742	7,360,415
UnitedHealth Group Inc.
2.00%, 05/15/30	8,913	7,817,075
2.30%, 05/15/31(a)	8,636	7,506,354
2.75%, 05/15/40	10,252	7,463,484
2.88%, 08/15/29(a)	7,649	7,140,154
2.90%, 05/15/50	13,848	8,809,846
3.05%, 05/15/41	15,853	11,761,223
3.13%, 05/15/60	9,960	6,089,426
3.25%, 05/15/51	16,619	11,248,667
3.50%, 08/15/39	9,841	8,035,713
3.70%, 08/15/49	10,410	7,776,857
3.75%, 10/15/47	9,945	7,615,515
3.85%, 06/15/28(a)	9,303	9,126,973
3.88%, 12/15/28(a)	7,384	7,222,305
3.88%, 08/15/59(a)	11,439	8,252,466
4.00%, 05/15/29	7,232	7,072,080
4.20%, 05/15/32(a)	11,758	11,266,201
4.20%, 01/15/47	7,162	5,954,874
4.25%, 01/15/29(a)	10,751	10,626,135
4.25%, 03/15/43	7,513	6,450,664
4.25%, 06/15/48	10,738	8,861,480
4.45%, 12/15/48	9,990	8,465,686
4.50%, 04/15/33	11,526	11,122,566
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 07/15/35(a)	$5,388	$5,208,943
4.75%, 07/15/45	15,476	13,994,493
4.75%, 05/15/52(a)	14,098	12,339,857
4.80%, 01/15/30	5,306	5,337,113
4.90%, 04/15/31	6,423	6,474,534
4.95%, 01/15/32(a)	11,727	11,702,020
4.95%, 05/15/62	8,602	7,561,955
5.00%, 04/15/34	9,748	9,711,097
5.05%, 04/15/53	17,140	15,677,423
5.15%, 07/15/34	14,385	14,473,715
5.20%, 04/15/63(a)	15,071	13,798,840
5.30%, 02/15/30(a)	8,883	9,131,600
5.35%, 02/15/33(a)	13,825	14,109,223
5.38%, 04/15/54	14,586	13,997,860
5.50%, 07/15/44	10,661	10,602,465
5.50%, 04/15/64	8,692	8,310,325
5.63%, 07/15/54	22,793	22,678,126
5.75%, 07/15/64	14,452	14,361,596
5.80%, 03/15/36	6,515	6,873,104
5.88%, 02/15/53(a)	15,415	15,830,633
6.05%, 02/15/63	10,743	11,171,828
6.88%, 02/15/38(a)	9,051	10,445,638
Universal Health Services Inc., 2.65%, 10/15/30	13,044	11,408,507
		1,260,571,333
Holding Companies - Diversified — 0.4%
Ameren Corp., 5.38%, 03/15/35	2,825	2,830,378
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)(b)	7,436	7,778,078
6.90%, 04/13/29(a)(b)	5,093	5,336,042
Ares Capital Corp.
2.88%, 06/15/28	9,500	8,872,199
5.88%, 03/01/29	11,318	11,552,793
5.95%, 07/15/29(a)	9,815	10,029,404
Series ., 5.80%, 03/08/32	9,972	9,975,727
Ares Strategic Income Fund
5.60%, 02/15/30(a)(b)	6,344	6,324,080
6.20%, 03/21/32(b)	8,031	8,108,178
Blackstone Private Credit Fund, 6.00%, 01/29/32	300	299,953
Blue Owl Capital Corp.
2.88%, 06/11/28	1,984	1,828,728
5.95%, 03/15/29	100	101,089
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)(b)	10,834	10,792,669
6.60%, 09/15/29(b)	7,712	7,910,054
6.65%, 03/15/31(a)	7,730	7,999,589
FS KKR Capital Corp., 3.13%, 10/12/28(a)	1,949	1,785,902
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	8,677	8,692,358
Sixth Street Lending Partners
6.13%, 07/15/30(b)	7,858	7,964,636
6.50%, 03/11/29(a)	1,348	1,390,675
		119,572,532
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	8,910	8,362,062
Insurance — 2.0%
Allstate Corp. (The), 5.25%, 03/30/33	3,827	3,882,904
American International Group Inc.
4.38%, 06/30/50(a)	9,558	8,115,703
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.75%, 04/01/48(a)	$9,310	$8,413,493
5.13%, 03/27/33	2,172	2,186,527
Aon Corp.
2.80%, 05/15/30(a)	4,020	3,653,314
3.75%, 05/02/29	10,553	10,170,817
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52(a)	9,856	7,479,973
5.35%, 02/28/33	3,088	3,141,548
Aon North America Inc.
5.15%, 03/01/29(a)	12,655	12,863,306
5.45%, 03/01/34	11,354	11,609,198
5.75%, 03/01/54	16,474	16,607,181
Arch Capital Group Ltd., 3.64%, 06/30/50	8,976	6,582,173
Arthur J Gallagher & Co.
3.50%, 05/20/51(a)	11,484	8,143,426
4.85%, 12/15/29	6,498	6,522,727
5.15%, 02/15/35(a)	12,956	12,926,898
5.55%, 02/15/55(a)	10,841	10,622,332
Athene Holding Ltd., 6.25%, 04/01/54	7,929	8,144,187
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	4,589	3,936,763
2.50%, 01/15/51	9,051	5,401,752
2.85%, 10/15/50(a)	17,645	11,408,985
2.88%, 03/15/32(a)	2,604	2,344,032
3.85%, 03/15/52	20,183	15,668,269
4.20%, 08/15/48	21,745	18,358,473
4.25%, 01/15/49	18,675	15,789,429
5.75%, 01/15/40	3,961	4,277,592
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	9,841	9,228,004
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,953	1,572,507
Chubb Corp. (The), 6.00%, 05/11/37	5,971	6,460,174
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	12,708	10,760,984
3.05%, 12/15/61	5,531	3,452,082
4.35%, 11/03/45	11,553	10,093,311
5.00%, 03/15/34	12,647	12,694,555
Corebridge Financial Inc.
3.85%, 04/05/29	11,374	10,962,119
3.90%, 04/05/32(a)	9,854	9,153,747
4.40%, 04/05/52(a)	12,684	10,454,066
5.75%, 01/15/34(a)	4,621	4,785,733
Equitable Holdings Inc.
4.35%, 04/20/28	4,345	4,297,812
5.00%, 04/20/48(a)	9,079	8,382,609
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(a)	10,156	6,418,620
3.50%, 10/15/50	10,388	7,214,276
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32(a)	1,824	1,869,734
6.00%, 12/07/33(a)	4,041	4,218,444
6.35%, 03/22/54(a)	5,674	5,909,653
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	6,734	5,063,243
Manulife Financial Corp.
3.70%, 03/16/32	1,980	1,846,728
5.38%, 03/04/46(a)	6,044	5,999,570
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	2,210	1,941,747
4.38%, 03/15/29(a)	7,876	7,812,593
4.65%, 03/15/30	11,755	11,718,100
4.85%, 11/15/31(a)	10,675	10,685,467
Security	Par (000)	Value
Insurance (continued)
4.90%, 03/15/49	$11,688	$10,748,814
5.00%, 03/15/35	16,597	16,502,072
5.40%, 03/15/55(a)	14,392	14,067,865
5.70%, 09/15/53(a)	7,316	7,524,729
MetLife Inc.
4.05%, 03/01/45(a)	8,455	7,024,705
4.13%, 08/13/42	8,773	7,528,150
4.55%, 03/23/30(a)	3,133	3,126,627
4.60%, 05/13/46	5,466	4,872,410
4.88%, 11/13/43	10,123	9,446,567
5.00%, 07/15/52(a)	7,341	6,801,075
5.25%, 01/15/54(a)	8,053	7,761,890
5.30%, 12/15/34(a)	4,247	4,325,720
5.38%, 07/15/33(a)	7,467	7,680,178
5.70%, 06/15/35(a)	7,256	7,635,389
5.88%, 02/06/41	6,724	7,066,467
6.38%, 06/15/34	4,478	4,916,917
Progressive Corp. (The), 4.13%, 04/15/47	7,403	6,172,441
Prudential Financial Inc.
3.70%, 03/13/51(a)	11,898	8,884,240
3.91%, 12/07/47	9,261	7,309,926
3.94%, 12/07/49	8,576	6,718,731
4.35%, 02/25/50(a)	8,184	6,883,445
4.60%, 05/15/44	7,174	6,451,480
5.70%, 12/14/36(a)	5,940	6,252,380
Travelers Companies Inc. (The)
3.05%, 06/08/51(a)	7,468	4,999,925
5.35%, 11/01/40	6,552	6,601,498
5.45%, 05/25/53(a)	6,502	6,497,459
6.25%, 06/15/37(a)	4,365	4,794,237
Willis North America Inc.
5.35%, 05/15/33	2,841	2,877,513
5.90%, 03/05/54	7,157	7,210,131
		599,929,861
Internet — 2.3%
Alphabet Inc.
1.10%, 08/15/30(a)	19,023	16,083,402
1.90%, 08/15/40	10,935	7,376,280
2.05%, 08/15/50	20,077	11,507,169
2.25%, 08/15/60(a)	14,718	8,242,402
Amazon.com Inc.
1.50%, 06/03/30	19,115	16,521,928
1.65%, 05/12/28	13,533	12,497,006
2.10%, 05/12/31	25,456	22,195,366
2.50%, 06/03/50	24,045	14,785,614
2.70%, 06/03/60	14,417	8,489,344
2.88%, 05/12/41	23,261	17,562,074
3.10%, 05/12/51	28,810	19,929,560
3.25%, 05/12/61	14,432	9,667,549
3.45%, 04/13/29(a)	11,952	11,613,531
3.60%, 04/13/32	19,615	18,440,038
3.88%, 08/22/37(a)	17,798	16,083,188
3.95%, 04/13/52	19,962	16,155,496
4.05%, 08/22/47	34,004	28,704,521
4.10%, 04/13/62	9,751	7,850,212
4.25%, 08/22/57	14,739	12,349,102
4.65%, 12/01/29(a)	11,373	11,565,382
4.70%, 12/01/32(a)	17,114	17,246,409
4.80%, 12/05/34(a)	13,763	13,887,351
4.95%, 12/05/44(a)	10,220	9,988,421
Booking Holdings Inc., 4.63%, 04/13/30(a)	14,847	14,866,469
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
eBay Inc.
2.60%, 05/10/31(a)	$6,937	$6,112,708
2.70%, 03/11/30(a)	5,674	5,151,075
3.65%, 05/10/51	7,739	5,669,543
4.00%, 07/15/42	6,167	5,050,849
Expedia Group Inc.
3.25%, 02/15/30(a)	18,185	16,943,034
5.40%, 02/15/35	6,300	6,369,260
Meta Platforms Inc.
3.85%, 08/15/32	30,827	29,227,516
4.30%, 08/15/29	14,044	14,016,137
4.45%, 08/15/52	18,344	15,859,870
4.55%, 08/15/31(a)	15,480	15,497,400
4.60%, 05/15/28	7,459	7,535,211
4.65%, 08/15/62	11,816	10,221,972
4.75%, 08/15/34(a)	23,028	22,924,236
4.80%, 05/15/30(a)	13,315	13,557,928
4.95%, 05/15/33	21,251	21,587,465
5.40%, 08/15/54	26,904	26,726,027
5.55%, 08/15/64	22,761	22,811,049
5.60%, 05/15/53(a)	17,394	17,769,382
5.75%, 05/15/63	15,173	15,611,567
Netflix Inc.
4.88%, 04/15/28(a)	74	74,962
4.90%, 08/15/34(a)	11,096	11,117,528
5.40%, 08/15/54	8,985	8,983,678
5.88%, 11/15/28	18,492	19,348,078
6.38%, 05/15/29(a)	9,098	9,725,047
Uber Technologies Inc.
4.30%, 01/15/30	16,699	16,417,241
4.80%, 09/15/34(a)	13,072	12,775,940
5.35%, 09/15/54(a)	8,391	7,975,870
		708,668,387
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	8,513	9,206,518
Lodging — 0.3%
Las Vegas Sands Corp., 3.90%, 08/08/29(a)	9,898	9,327,846
Marriott International Inc., 5.50%, 04/15/37	9,284	9,314,600
Marriott International Inc./MD
4.90%, 04/15/29(a)	13,114	13,197,388
5.30%, 05/15/34	8,819	8,864,430
5.35%, 03/15/35(a)	5,786	5,791,754
Series FF, 4.63%, 06/15/30	13,322	13,216,492
Series GG, 3.50%, 10/15/32	6,399	5,740,664
Series HH, 2.85%, 04/15/31	10,005	8,887,913
Sands China Ltd., 5.40%, 08/08/28	9,735	9,732,551
		84,073,638
Machinery — 0.7%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	10,762	10,857,923
Caterpillar Inc.
2.60%, 04/09/30(a)	7,411	6,795,202
3.25%, 09/19/49(a)	8,429	6,031,752
3.25%, 04/09/50(a)	9,737	6,934,874
3.80%, 08/15/42	12,136	10,203,221
5.20%, 05/27/41	5,914	5,951,983
Deere & Co.
3.75%, 04/15/50(a)	10,886	8,600,983
3.90%, 06/09/42(a)	5,825	4,995,143
5.45%, 01/16/35	10,334	10,759,506
Security	Par (000)	Value
Machinery (continued)
5.70%, 01/19/55(a)	$6,000	$6,322,513
Ingersoll Rand Inc.
5.18%, 06/15/29(a)	8,240	8,395,405
5.45%, 06/15/34(a)	6,298	6,423,508
5.70%, 08/14/33	4,650	4,824,516
John Deere Capital Corp.
4.40%, 09/08/31(a)	9,296	9,172,742
4.50%, 01/16/29(a)	9,844	9,862,568
4.70%, 06/10/30	9,397	9,486,378
4.85%, 06/11/29(a)	9,378	9,522,692
4.90%, 03/07/31(a)	6,750	6,855,843
4.95%, 07/14/28(a)	8,202	8,361,261
5.10%, 04/11/34	4,334	4,394,462
5.15%, 09/08/33(a)	4,295	4,394,346
Series 1, 5.05%, 06/12/34	9,876	10,008,339
Otis Worldwide Corp.
2.57%, 02/15/30(a)	11,834	10,695,616
3.11%, 02/15/40(a)	4,812	3,722,801
3.36%, 02/15/50	5,661	3,965,196
5.25%, 08/16/28(a)	8,938	9,145,386
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	12,165	12,119,558
		208,803,717
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	9,460	8,623,537
3.25%, 08/26/49(a)	7,277	5,089,006
3.38%, 03/01/29(a)	6,462	6,194,532
4.00%, 09/14/48(a)	8,175	6,596,701
Eaton Corp.
4.15%, 03/15/33(a)	9,046	8,655,337
4.15%, 11/02/42	7,758	6,731,035
Illinois Tool Works Inc., 3.90%, 09/01/42	7,279	6,170,451
Parker-Hannifin Corp.
3.25%, 06/14/29	9,783	9,281,011
4.00%, 06/14/49(a)	4,688	3,789,310
4.50%, 09/15/29	8,618	8,601,910
Teledyne Technologies Inc., 2.75%, 04/01/31(a)	9,041	8,037,883
		77,770,713
Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	3,549	3,186,130
2.30%, 02/01/32	6,939	5,610,596
2.80%, 04/01/31	7,015	6,056,833
3.50%, 06/01/41	13,531	9,550,160
3.50%, 03/01/42	13,845	9,671,786
3.70%, 04/01/51(a)	17,051	10,976,259
3.85%, 04/01/61	15,649	9,689,058
3.90%, 06/01/52(a)	20,453	13,542,772
3.95%, 06/30/62(a)	13,180	8,270,814
4.40%, 04/01/33	7,278	6,624,138
4.40%, 12/01/61	12,073	8,241,734
4.80%, 03/01/50	23,589	18,151,948
5.05%, 03/30/29	3,718	3,690,180
5.13%, 07/01/49	9,567	7,738,375
5.25%, 04/01/53(a)	11,842	9,755,136
5.38%, 04/01/38	5,450	4,980,640
5.38%, 05/01/47	19,813	16,738,312
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.50%, 04/01/63	$7,190	$5,878,187
5.75%, 04/01/48(a)	19,411	17,177,326
6.10%, 06/01/29	6,548	6,753,643
6.38%, 10/23/35	12,434	12,653,572
6.48%, 10/23/45	27,682	26,771,320
6.55%, 06/01/34	9,446	9,792,612
6.65%, 02/01/34	5,265	5,482,405
Comcast Corp.
1.50%, 02/15/31	12,143	10,112,237
1.95%, 01/15/31	9,384	8,035,429
2.45%, 08/15/52	14,143	7,896,316
2.65%, 02/01/30	10,341	9,407,227
2.65%, 08/15/62	11,164	5,987,355
2.80%, 01/15/51	17,167	10,498,408
2.89%, 11/01/51	43,184	26,908,499
2.94%, 11/01/56	49,879	29,818,080
2.99%, 11/01/63	33,581	19,388,632
3.20%, 07/15/36(a)	10,220	8,466,333
3.25%, 11/01/39	13,239	10,341,103
3.40%, 04/01/30	11,076	10,427,302
3.40%, 07/15/46	14,993	10,868,166
3.45%, 02/01/50	17,726	12,465,604
3.55%, 05/01/28(a)	2,128	2,066,820
3.75%, 04/01/40(a)	14,995	12,406,709
3.90%, 03/01/38	8,322	7,204,970
3.97%, 11/01/47	16,168	12,670,721
4.00%, 08/15/47(a)	9,428	7,442,715
4.00%, 03/01/48	12,194	9,586,035
4.00%, 11/01/49(a)	18,047	13,954,745
4.05%, 11/01/52	10,535	8,118,923
4.15%, 10/15/28	29,615	29,231,684
4.20%, 08/15/34(a)	6,988	6,512,669
4.25%, 10/15/30(a)	9,345	9,151,263
4.25%, 01/15/33	10,192	9,682,030
4.40%, 08/15/35(a)	5,036	4,733,959
4.55%, 01/15/29	4,752	4,757,411
4.60%, 10/15/38	8,691	8,049,818
4.60%, 08/15/45	9,298	8,162,288
4.65%, 02/15/33	6,656	6,519,771
4.70%, 10/15/48	16,927	14,932,481
4.80%, 05/15/33	6,566	6,477,379
4.95%, 10/15/58(a)	8,598	7,576,722
5.10%, 06/01/29	3,551	3,619,928
5.30%, 06/01/34(a)	10,093	10,253,405
5.35%, 05/15/53(a)	10,964	10,369,286
5.50%, 11/15/32	3,094	3,208,155
5.50%, 05/15/64	12,458	11,840,060
5.65%, 06/15/35(a)	5,335	5,540,433
5.65%, 06/01/54	9,054	8,936,660
7.05%, 03/15/33(a)	4,404	4,979,391
Discovery Communications LLC
3.63%, 05/15/30	4,108	3,728,903
4.13%, 05/15/29(a)	2,698	2,557,137
Fox Corp.
4.71%, 01/25/29	20,410	20,363,565
5.48%, 01/25/39	17,027	16,555,737
5.58%, 01/25/49(a)	11,150	10,576,696
6.50%, 10/13/33	14,774	15,867,755
Paramount Global
4.20%, 05/19/32	2,233	2,016,863
4.38%, 03/15/43	6,608	5,022,054
Security	Par (000)	Value
Media (continued)
4.95%, 01/15/31(a)	$3,903	$3,765,895
4.95%, 05/19/50	3,404	2,686,011
5.85%, 09/01/43	4,982	4,508,061
6.88%, 04/30/36(a)	7,242	7,605,950
7.88%, 07/30/30(a)	1,904	2,098,471
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	10,293	11,836,422
Time Warner Cable LLC
4.50%, 09/15/42(a)	11,098	8,598,366
5.50%, 09/01/41	8,951	7,893,881
5.88%, 11/15/40(a)	5,002	4,636,807
6.55%, 05/01/37	10,400	10,357,449
6.75%, 06/15/39(a)	11,614	11,685,895
7.30%, 07/01/38(a)	11,800	12,423,449
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	9,439	7,983,074
Walt Disney Co. (The)
2.00%, 09/01/29(a)	23,578	21,190,577
2.65%, 01/13/31	22,747	20,445,625
2.75%, 09/01/49(a)	20,806	13,346,400
3.50%, 05/13/40	17,017	13,985,893
3.60%, 01/13/51(a)	24,345	18,276,960
3.80%, 03/22/30	10,789	10,425,350
3.80%, 05/13/60(a)	5,158	3,852,632
4.63%, 03/23/40(a)	9,019	8,537,520
4.70%, 03/23/50(a)	14,396	13,088,977
6.20%, 12/15/34(a)	10,033	11,066,579
6.40%, 12/15/35	9,697	10,827,446
6.65%, 11/15/37(a)	9,405	10,731,686
		994,135,144
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	5,694	5,752,087
5.75%, 05/01/43	7,956	8,092,234
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,108	6,354,780
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	8,064	6,986,681
4.90%, 02/28/33(a)	5,376	5,366,392
5.00%, 02/21/30	8,828	8,955,596
5.00%, 09/30/43(a)	21,539	20,649,741
5.13%, 02/21/32	8,245	8,339,970
5.25%, 09/08/30	11,415	11,734,997
5.25%, 09/08/33	11,943	12,171,994
5.30%, 02/21/35	10,311	10,472,044
5.50%, 09/08/53(a)	5,797	5,836,540
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	13,514	12,918,839
Newmont Corp.
2.25%, 10/01/30	13,114	11,550,103
2.60%, 07/15/32(a)	9,330	8,080,122
4.88%, 03/15/42(a)	7,731	7,262,351
6.25%, 10/01/39	6,331	6,841,032
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	8,369	8,529,107
Rio Tinto Alcan Inc., 6.13%, 12/15/33	6,845	7,336,165
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	10,879	6,797,997
5.20%, 11/02/40(a)	8,939	8,831,365
7.13%, 07/15/28	8,161	8,784,558
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA PLC
4.13%, 08/21/42	$6,672	$5,718,252
5.13%, 03/09/53	8,521	8,074,696
		211,437,643
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	8,268	7,493,125
Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	12,761	11,011,723
2.72%, 01/12/32(a)	13,578	11,899,135
2.77%, 11/10/50(a)	12,575	7,817,469
2.94%, 06/04/51	17,838	11,394,081
3.00%, 02/24/50	16,644	10,926,541
3.00%, 03/17/52(a)	9,914	6,371,219
3.06%, 06/17/41(a)	15,104	11,226,190
3.38%, 02/08/61(a)	15,539	10,229,136
3.63%, 04/06/30	13,794	13,113,716
3.94%, 09/21/28	8,733	8,564,455
4.23%, 11/06/28	16,670	16,499,584
4.70%, 04/10/29(a)	9,755	9,792,047
4.81%, 02/13/33(a)	16,864	16,658,295
4.89%, 09/11/33(a)	11,455	11,306,283
4.97%, 10/17/29	5,178	5,260,438
4.99%, 04/10/34	7,896	7,848,239
5.23%, 11/17/34	14,397	14,517,274
BP Capital Markets PLC, 3.72%, 11/28/28(a)	6,755	6,565,988
Canadian Natural Resources Ltd.
4.95%, 06/01/47	3,823	3,348,707
5.00%, 12/15/29(a)(b)	5,856	5,848,223
5.40%, 12/15/34(b)	6,938	6,905,572
6.25%, 03/15/38(a)	7,818	8,221,105
Cenovus Energy Inc., 3.75%, 02/15/52(a)	6,381	4,462,882
Chevron Corp.
2.24%, 05/11/30(a)	10,522	9,398,786
3.08%, 05/11/50(a)	8,403	5,770,938
Chevron USA Inc.
2.34%, 08/12/50(a)	6,074	3,548,620
4.69%, 04/15/30	5,775	5,824,998
4.98%, 04/15/35	5,750	5,796,689
ConocoPhillips Co.
3.76%, 03/15/42(a)	8,123	6,554,688
3.80%, 03/15/52(a)	8,962	6,711,901
4.03%, 03/15/62	13,012	9,700,822
4.30%, 11/15/44(a)	4,123	3,528,826
4.70%, 01/15/30(a)	13,106	13,170,343
5.00%, 01/15/35	11,701	11,626,500
5.05%, 09/15/33(a)	8,795	8,848,334
5.30%, 05/15/53(a)	7,929	7,512,061
5.50%, 01/15/55(a)	12,115	11,879,935
5.55%, 03/15/54(a)	7,332	7,203,778
6.50%, 02/01/39(a)	13,380	14,946,765
Coterra Energy Inc.
5.40%, 02/15/35(a)	6,436	6,379,246
5.90%, 02/15/55	6,891	6,677,096
Devon Energy Corp.
4.75%, 05/15/42	5,675	4,845,050
5.00%, 06/15/45	6,227	5,389,605
5.20%, 09/15/34(a)	12,797	12,444,141
5.60%, 07/15/41(a)	9,961	9,459,304
Security	Par (000)	Value
Oil & Gas (continued)
5.75%, 09/15/54(a)	$10,020	$9,381,924
Diamondback Energy Inc.
3.13%, 03/24/31(a)	9,566	8,657,413
3.50%, 12/01/29(a)	14,892	14,061,223
4.25%, 03/15/52	6,049	4,694,371
5.15%, 01/30/30	10,145	10,282,929
5.40%, 04/18/34	11,238	11,286,307
5.75%, 04/18/54	12,659	12,206,734
5.90%, 04/18/64	7,499	7,217,336
6.25%, 03/15/33(a)	7,312	7,741,408
EOG Resources Inc.
4.38%, 04/15/30(a)	5,732	5,665,320
4.95%, 04/15/50	5,415	4,925,339
5.65%, 12/01/54	7,786	7,819,753
EQT Corp., 5.75%, 02/01/34(a)	5,335	5,453,992
Equinor ASA
2.38%, 05/22/30(a)	1,434	1,289,134
3.13%, 04/06/30(a)	3,669	3,433,965
3.25%, 11/18/49	1,991	1,408,047
3.63%, 09/10/28(a)	2,778	2,710,774
3.70%, 04/06/50	1,692	1,294,514
3.95%, 05/15/43(a)	1,632	1,383,168
4.80%, 11/08/43(a)	1,835	1,737,534
5.10%, 08/17/40(a)	1,644	1,635,154
Expand Energy Corp.
4.75%, 02/01/32	10,290	9,775,629
5.38%, 03/15/30(a)	7,503	7,458,651
5.70%, 01/15/35	6,254	6,321,713
Exxon Mobil Corp.
2.44%, 08/16/29(a)	9,323	8,645,782
2.61%, 10/15/30	20,047	18,158,635
3.00%, 08/16/39	7,076	5,541,391
3.10%, 08/16/49	12,873	8,830,424
3.45%, 04/15/51	21,958	15,870,257
3.48%, 03/19/30(a)	12,306	11,778,209
3.57%, 03/06/45	9,369	7,244,994
4.11%, 03/01/46	19,980	16,714,878
4.23%, 03/19/40(a)	16,219	14,558,437
4.33%, 03/19/50(a)	20,787	17,509,083
Hess Corp.
5.60%, 02/15/41(a)	10,174	10,289,146
6.00%, 01/15/40	4,557	4,869,139
Marathon Petroleum Corp.
4.75%, 09/15/44	8,574	7,341,701
5.15%, 03/01/30	6,932	6,961,415
5.70%, 03/01/35	6,081	6,110,019
6.50%, 03/01/41	9,117	9,685,201
Occidental Petroleum Corp.
5.20%, 08/01/29(a)	12,901	12,980,951
5.38%, 01/01/32	8,602	8,542,499
5.55%, 10/01/34(a)	9,075	8,983,356
6.05%, 10/01/54	8,262	7,988,895
6.13%, 01/01/31	9,839	10,218,193
6.45%, 09/15/36	16,378	17,195,180
6.60%, 03/15/46(a)	8,918	9,276,505
6.63%, 09/01/30	12,158	12,863,473
7.50%, 05/01/31	6,882	7,634,454
8.88%, 07/15/30	9,110	10,522,827
Phillips 66
2.15%, 12/15/30	8,034	6,951,689
3.30%, 03/15/52(a)	7,588	4,936,276
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.65%, 11/15/34(a)	$10,029	$9,529,691
4.88%, 11/15/44	13,911	12,250,963
5.88%, 05/01/42	12,402	12,547,952
Phillips 66 Co.
5.25%, 06/15/31	11,532	11,706,142
5.30%, 06/30/33(a)	10,378	10,460,568
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,171	6,230,969
2.15%, 01/15/31	4,547	3,956,870
Shell Finance U.S. Inc.
2.38%, 11/07/29(a)	11,931	10,890,055
2.75%, 04/06/30	12,889	11,823,405
3.25%, 04/06/50(a)	13,150	9,130,979
3.75%, 09/12/46	8,587	6,708,571
4.00%, 05/10/46	13,797	11,219,031
4.13%, 05/11/35(a)	10,136	9,522,763
4.38%, 05/11/45(a)	20,007	17,352,345
4.55%, 08/12/43	8,095	7,272,022
Shell International Finance BV
3.00%, 11/26/51(a)	8,204	5,379,990
3.13%, 11/07/49	10,839	7,357,655
3.88%, 11/13/28(a)	10,488	10,302,590
5.50%, 03/25/40(a)	8,632	8,904,893
6.38%, 12/15/38(a)	22,599	25,372,817
Suncor Energy Inc.
3.75%, 03/04/51(a)	4,934	3,547,916
4.00%, 11/15/47	6,185	4,718,271
6.85%, 06/01/39(a)	5,051	5,602,298
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	9,383	8,707,656
2.99%, 06/29/41	10,180	7,507,700
3.13%, 05/29/50(a)	21,394	14,497,409
3.39%, 06/29/60(a)	5,447	3,630,303
3.46%, 02/19/29(a)	9,713	9,362,933
3.46%, 07/12/49	8,854	6,395,124
TotalEnergies Capital SA
3.88%, 10/11/28(a)	8,868	8,715,532
4.72%, 09/10/34(a)	4,926	4,830,532
5.15%, 04/05/34	7,963	8,055,716
5.28%, 09/10/54(a)	8,398	8,015,332
5.43%, 09/10/64	11,088	10,583,459
5.49%, 04/05/54(a)	14,797	14,504,952
5.64%, 04/05/64	10,448	10,332,466
Valero Energy Corp.
3.65%, 12/01/51(a)	8,351	5,812,149
6.63%, 06/15/37	11,898	12,866,379
Woodside Finance Ltd.
5.10%, 09/12/34	8,362	8,182,954
5.70%, 09/12/54(a)	5,045	4,831,553
		1,201,672,974
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	6,573	6,452,305
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	13,517	11,039,789
Halliburton Co.
2.92%, 03/01/30(a)	10,099	9,266,207
4.75%, 08/01/43	5,340	4,758,590
4.85%, 11/15/35(a)	10,500	10,180,631
5.00%, 11/15/45(a)	16,920	15,471,440
6.70%, 09/15/38(a)	5,576	6,201,468
7.45%, 09/15/39	8,111	9,679,352
Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Investment SA, 2.65%, 06/26/30(a)	$7,928	$7,212,018
		80,261,800
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	8,140	7,158,554
Berry Global Inc.
5.65%, 01/15/34	8,308	8,545,084
5.80%, 06/15/31	7,096	7,363,496
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)(b)	8,947	9,099,305
5.44%, 04/03/34(b)	8,243	8,382,209
5.78%, 04/03/54(a)(b)	6,906	7,002,072
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)(b)	7,928	8,061,507
WRKCo Inc., 4.90%, 03/15/29(a)	7,500	7,530,679
		63,142,906
Pharmaceuticals — 7.2%
AbbVie Inc.
3.20%, 11/21/29	45,607	42,874,648
4.05%, 11/21/39(a)	32,855	29,069,930
4.25%, 11/14/28(a)	10,020	9,970,439
4.25%, 11/21/49	46,344	39,141,521
4.30%, 05/14/36(a)	8,249	7,752,197
4.40%, 11/06/42(a)	22,116	19,876,476
4.45%, 05/14/46	17,828	15,786,776
4.50%, 05/14/35(a)	20,501	19,720,297
4.55%, 03/15/35	11,124	10,774,551
4.70%, 05/14/45	24,518	22,516,635
4.75%, 03/15/45	8,385	7,767,517
4.80%, 03/15/29(a)	19,049	19,243,970
4.85%, 06/15/44	7,287	6,868,910
4.88%, 03/15/30	10,225	10,354,689
4.88%, 11/14/48(a)	13,005	12,134,439
4.95%, 03/15/31	16,807	17,058,987
5.05%, 03/15/34	23,600	23,844,999
5.20%, 03/15/35	10,233	10,443,624
5.35%, 03/15/44(a)	7,537	7,593,822
5.40%, 03/15/54(a)	23,430	23,403,482
5.50%, 03/15/64	12,695	12,706,714
5.60%, 03/15/55	7,012	7,220,416
Astrazeneca Finance LLC
1.75%, 05/28/28	11,673	10,756,354
2.25%, 05/28/31(a)	9,762	8,522,783
4.85%, 02/26/29	11,590	11,731,614
4.90%, 02/26/31	4,591	4,664,491
5.00%, 02/26/34	10,938	11,081,873
AstraZeneca PLC
1.38%, 08/06/30(a)	17,563	14,907,499
3.00%, 05/28/51(a)	5,185	3,524,336
4.00%, 01/17/29	17,817	17,556,569
4.00%, 09/18/42(a)	8,684	7,468,238
4.38%, 11/16/45	7,036	6,214,997
4.38%, 08/17/48	5,221	4,566,625
6.45%, 09/15/37	18,679	21,024,417
Becton Dickinson & Co.
1.96%, 02/11/31	12,754	10,865,042
2.82%, 05/20/30	10,473	9,523,504
4.67%, 06/06/47	11,560	10,207,064
4.69%, 12/15/44(a)	11,309	10,076,812
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	$11,872	$10,040,123
2.35%, 11/13/40(a)	11,910	8,237,067
2.55%, 11/13/50	13,906	8,306,280
2.95%, 03/15/32	11,286	10,050,953
3.40%, 07/26/29(a)	18,440	17,628,393
3.55%, 03/15/42	11,077	8,836,840
3.70%, 03/15/52	18,921	14,179,212
3.90%, 03/15/62(a)	9,570	7,069,134
4.13%, 06/15/39	14,395	12,807,802
4.25%, 10/26/49	30,460	25,311,331
4.35%, 11/15/47	11,309	9,657,777
4.55%, 02/20/48	11,929	10,470,681
4.90%, 02/22/29(a)	12,972	13,157,863
5.10%, 02/22/31	10,029	10,240,973
5.20%, 02/22/34	20,779	21,151,576
5.55%, 02/22/54	20,463	20,454,927
5.65%, 02/22/64(a)	12,626	12,597,826
5.75%, 02/01/31(a)	8,781	9,253,786
5.90%, 11/15/33(a)	6,894	7,361,298
6.25%, 11/15/53(a)	10,008	10,924,524
6.40%, 11/15/63	11,136	12,292,090
Cardinal Health Inc.
5.00%, 11/15/29	15,181	15,293,359
5.35%, 11/15/34	6,500	6,549,912
Cencora Inc., 2.70%, 03/15/31	10,811	9,582,847
CVS Health Corp.
1.75%, 08/21/30(a)	9,980	8,419,567
1.88%, 02/28/31	11,290	9,412,315
2.13%, 09/15/31(a)	7,339	6,100,393
3.25%, 08/15/29(a)	13,291	12,385,011
3.75%, 04/01/30	12,351	11,634,134
4.30%, 03/25/28	4,607	4,531,926
4.78%, 03/25/38	36,613	33,196,751
5.00%, 01/30/29	7,801	7,825,059
5.05%, 03/25/48	63,568	55,135,959
5.13%, 02/21/30(a)	11,866	11,896,738
5.13%, 07/20/45	26,953	23,802,353
5.25%, 01/30/31(a)	6,187	6,230,363
5.25%, 02/21/33(a)	12,597	12,491,471
5.30%, 06/01/33(a)	10,146	10,077,954
5.30%, 12/05/43	4,964	4,532,739
5.40%, 06/01/29(a)	8,252	8,390,270
5.55%, 06/01/31(a)	8,568	8,757,677
5.63%, 02/21/53(a)	9,970	9,246,160
5.70%, 06/01/34(a)	7,303	7,442,491
5.88%, 06/01/53(a)	9,622	9,235,376
6.00%, 06/01/44	5,506	5,454,905
6.00%, 06/01/63	6,171	5,901,452
6.05%, 06/01/54(a)	7,761	7,634,031
Eli Lilly & Co.
2.25%, 05/15/50	8,102	4,732,946
2.50%, 09/15/60	4,290	2,408,443
3.38%, 03/15/29(a)	12,329	11,899,734
3.95%, 03/15/49	6,232	5,071,201
4.20%, 08/14/29	11,875	11,788,175
4.50%, 02/09/29	8,813	8,869,705
4.60%, 08/14/34(a)	9,444	9,292,649
4.70%, 02/27/33(a)	7,481	7,488,099
4.70%, 02/09/34(a)	11,287	11,209,295
4.75%, 02/12/30	6,275	6,344,848
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 02/27/53	$8,687	$8,134,353
4.90%, 02/12/32	5,904	5,993,082
4.95%, 02/27/63	8,703	8,087,210
5.00%, 02/09/54	10,814	10,303,328
5.05%, 08/14/54(a)	9,073	8,712,136
5.10%, 02/12/35(a)	7,850	8,027,449
5.10%, 02/09/64	13,659	12,933,296
5.20%, 08/14/64	8,128	7,821,552
5.50%, 02/12/55(a)	7,908	8,123,941
5.60%, 02/12/65	9,427	9,705,249
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(a)	9,949	9,814,311
6.38%, 05/15/38	20,504	22,806,737
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	10,641	10,193,459
Johnson & Johnson
1.30%, 09/01/30(a)	17,013	14,540,693
2.10%, 09/01/40(a)	7,485	5,187,848
2.25%, 09/01/50	8,969	5,301,521
2.45%, 09/01/60	12,173	6,808,708
3.40%, 01/15/38(a)	9,551	8,211,916
3.50%, 01/15/48	5,207	4,059,575
3.55%, 03/01/36(a)	7,944	7,114,512
3.63%, 03/03/37	13,800	12,303,314
3.70%, 03/01/46(a)	16,073	13,123,174
3.75%, 03/03/47	8,392	6,838,872
4.38%, 12/05/33(a)	6,017	5,960,424
4.70%, 03/01/30	6,700	6,790,189
4.80%, 06/01/29(a)	6,871	7,004,129
4.85%, 03/01/32	7,662	7,776,365
4.90%, 06/01/31(a)	11,170	11,426,181
4.95%, 06/01/34(a)	6,400	6,553,793
5.00%, 03/01/35	8,771	8,960,760
5.25%, 06/01/54(a)	6,689	6,761,190
5.95%, 08/15/37(a)	7,703	8,495,572
Merck & Co. Inc.
1.45%, 06/24/30(a)	10,346	8,856,519
1.90%, 12/10/28	13,406	12,273,543
2.15%, 12/10/31	19,073	16,346,063
2.35%, 06/24/40(a)	8,768	6,190,684
2.45%, 06/24/50	10,717	6,404,113
2.75%, 12/10/51(a)	18,221	11,460,317
2.90%, 12/10/61	14,681	8,745,457
3.40%, 03/07/29	10,917	10,525,390
3.70%, 02/10/45	16,602	13,306,574
3.90%, 03/07/39	4,996	4,376,801
4.00%, 03/07/49(a)	12,387	10,060,948
4.15%, 05/18/43	9,890	8,552,914
4.30%, 05/17/30(a)	9,048	8,964,414
4.50%, 05/17/33(a)	9,592	9,455,525
4.90%, 05/17/44(a)	7,188	6,836,727
5.00%, 05/17/53(a)	12,499	11,762,226
5.15%, 05/17/63(a)	8,953	8,434,647
Mylan Inc., 5.20%, 04/15/48(a)	6,878	5,733,728
Novartis Capital Corp.
2.20%, 08/14/30(a)	12,944	11,538,254
2.75%, 08/14/50(a)	7,298	4,787,887
3.80%, 09/18/29(a)	10,035	9,808,973
4.00%, 09/18/31(a)	9,288	9,001,846
4.00%, 11/20/45(a)	8,403	7,124,920
4.20%, 09/18/34(a)	7,935	7,564,417
4.40%, 05/06/44	14,169	12,775,907
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.70%, 09/18/54(a)	$6,418	$5,846,254
Pfizer Inc.
1.70%, 05/28/30	10,215	8,872,528
1.75%, 08/18/31(a)	9,164	7,739,124
2.55%, 05/28/40	11,103	7,979,268
2.63%, 04/01/30	9,998	9,124,313
2.70%, 05/28/50(a)	12,541	7,921,012
3.45%, 03/15/29(a)	15,828	15,275,326
3.60%, 09/15/28(a)	5,916	5,795,167
3.90%, 03/15/39	6,059	5,277,069
4.00%, 12/15/36(a)	5,888	5,396,715
4.00%, 03/15/49(a)	10,250	8,262,187
4.13%, 12/15/46	10,956	9,152,657
4.20%, 09/15/48	9,855	8,285,104
4.30%, 06/15/43	5,938	5,231,067
4.40%, 05/15/44	10,187	9,036,351
7.20%, 03/15/39	20,113	24,075,800
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28(a)	20,328	20,340,567
4.65%, 05/19/30	26,121	26,185,903
4.75%, 05/19/33	40,371	39,943,322
5.11%, 05/19/43	26,312	25,378,898
5.30%, 05/19/53(a)	49,979	48,096,396
5.34%, 05/19/63	32,466	30,836,983
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	26,156	23,043,093
3.03%, 07/09/40	12,531	9,465,800
3.18%, 07/09/50(a)	14,890	10,009,485
3.38%, 07/09/60(a)	8,217	5,369,462
5.00%, 11/26/28	18,277	18,503,708
5.30%, 07/05/34	6,687	6,791,375
5.65%, 07/05/44(a)	6,217	6,305,801
Utah Acquisition Sub Inc., 5.25%, 06/15/46	6,749	5,687,515
Viatris Inc.
2.70%, 06/22/30	10,648	9,354,793
3.85%, 06/22/40	14,972	11,380,803
4.00%, 06/22/50	18,165	12,410,430
Wyeth LLC
5.95%, 04/01/37	16,740	17,871,410
6.50%, 02/01/34	4,505	4,995,163
Zoetis Inc.
2.00%, 05/15/30	9,845	8,639,041
4.70%, 02/01/43	7,344	6,755,544
5.60%, 11/16/32(a)	5,593	5,864,145
		2,200,377,233
Pipelines — 4.1%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	9,660	9,177,633
Cheniere Energy Inc.
4.63%, 10/15/28	11,136	10,999,242
5.65%, 04/15/34	15,278	15,531,959
Cheniere Energy Partners LP
3.25%, 01/31/32	11,313	9,984,111
4.00%, 03/01/31	11,060	10,372,882
4.50%, 10/01/29	10,007	9,813,469
5.75%, 08/15/34(a)	13,170	13,475,439
5.95%, 06/30/33(a)	14,713	15,273,765
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	5,108	4,994,441
Enbridge Inc.
2.50%, 08/01/33(a)	10,072	8,252,989
Security	Par (000)	Value
Pipelines (continued)
3.13%, 11/15/29	$9,955	$9,243,144
3.40%, 08/01/51	8,163	5,575,536
5.30%, 04/05/29	7,632	7,752,876
5.50%, 12/01/46	5,754	5,579,560
5.63%, 04/05/34(a)	9,103	9,317,200
5.70%, 03/08/33	17,654	18,147,073
5.95%, 04/05/54(a)	5,617	5,680,346
6.00%, 11/15/28	8,311	8,655,990
6.20%, 11/15/30	8,016	8,494,679
6.70%, 11/15/53(a)	7,548	8,334,693
Energy Transfer LP
3.75%, 05/15/30	12,461	11,776,770
4.95%, 05/15/28	4,740	4,769,712
4.95%, 06/15/28	6,095	6,133,964
5.00%, 05/15/50	15,923	13,825,605
5.15%, 03/15/45(a)	9,292	8,357,159
5.25%, 04/15/29(a)	12,580	12,752,764
5.25%, 07/01/29(a)	6,519	6,610,973
5.30%, 04/15/47	7,952	7,188,439
5.35%, 05/15/45	5,064	4,688,443
5.40%, 10/01/47	12,762	11,760,944
5.55%, 05/15/34	10,920	10,999,762
5.60%, 09/01/34(a)	10,475	10,612,895
5.75%, 02/15/33(a)	12,170	12,508,439
5.95%, 05/15/54	13,428	13,183,921
6.00%, 06/15/48	8,276	8,202,195
6.05%, 09/01/54(a)	10,774	10,731,602
6.13%, 12/15/45(a)	9,404	9,491,600
6.25%, 04/15/49(a)	13,040	13,286,950
6.40%, 12/01/30(a)	7,126	7,602,397
6.50%, 02/01/42(a)	9,428	9,942,930
6.55%, 12/01/33	13,891	14,998,647
Enterprise Products Operating LLC
2.80%, 01/31/30(a)	10,288	9,472,151
3.13%, 07/31/29	11,538	10,874,853
3.20%, 02/15/52(a)	8,888	5,959,645
3.30%, 02/15/53(a)	8,652	5,878,620
3.70%, 01/31/51(a)	9,552	7,055,907
3.95%, 01/31/60(a)	7,486	5,541,577
4.15%, 10/16/28	7,806	7,709,582
4.20%, 01/31/50	10,924	8,848,948
4.25%, 02/15/48	10,849	8,963,722
4.45%, 02/15/43	10,046	8,804,751
4.80%, 02/01/49(a)	11,137	9,944,256
4.85%, 01/31/34(a)	7,096	7,013,024
4.85%, 08/15/42	3,448	3,202,817
4.85%, 03/15/44	11,684	10,721,595
4.90%, 05/15/46	7,861	7,212,805
4.95%, 02/15/35	10,238	10,150,285
5.10%, 02/15/45(a)	10,044	9,440,052
5.35%, 01/31/33	8,932	9,168,987
5.55%, 02/16/55	12,193	12,058,386
5.95%, 02/01/41	5,557	5,830,338
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	7,904	7,536,680
6.95%, 01/15/38(a)	10,790	11,949,042
Kinder Morgan Inc.
2.00%, 02/15/31(a)	9,212	7,864,048
3.60%, 02/15/51(a)	9,258	6,461,897
4.80%, 02/01/33	6,481	6,274,995
5.00%, 02/01/29	10,974	11,043,695
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.05%, 02/15/46	$5,060	$4,533,958
5.20%, 06/01/33	12,884	12,795,591
5.20%, 03/01/48(a)	7,022	6,382,927
5.30%, 12/01/34	7,284	7,228,273
5.40%, 02/01/34(a)	9,868	9,904,686
5.45%, 08/01/52(a)	7,053	6,578,502
5.55%, 06/01/45	14,975	14,327,694
5.95%, 08/01/54(a)	6,990	6,964,848
7.75%, 01/15/32	6,432	7,372,673
MPLX LP
2.65%, 08/15/30	12,881	11,461,559
4.50%, 04/15/38	14,224	12,618,246
4.70%, 04/15/48	15,005	12,579,524
4.80%, 02/15/29(a)	7,069	7,063,085
4.95%, 09/01/32(a)	6,645	6,523,980
4.95%, 03/14/52	13,297	11,374,076
5.00%, 03/01/33	7,711	7,561,516
5.20%, 03/01/47	5,534	4,977,378
5.50%, 06/01/34	15,469	15,537,022
5.50%, 02/15/49	13,147	12,271,424
ONEOK Inc.
3.10%, 03/15/30	5,711	5,253,926
3.95%, 03/01/50(a)	6,164	4,547,256
4.55%, 07/15/28	3,052	3,035,730
4.75%, 10/15/31	9,563	9,401,256
5.05%, 11/01/34(a)	13,425	13,089,219
5.20%, 07/15/48(a)	6,358	5,729,194
5.65%, 11/01/28	3,673	3,782,510
5.70%, 11/01/54(a)	11,926	11,412,259
5.85%, 11/01/64	6,545	6,238,166
6.05%, 09/01/33	9,795	10,271,572
6.10%, 11/15/32	5,278	5,564,287
6.63%, 09/01/53	12,889	13,822,164
Plains All American Pipeline LP, 5.95%, 06/15/35	11,556	11,890,444
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	9,112	8,601,849
3.80%, 09/15/30	5,819	5,473,878
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	13,976	13,758,954
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29(b)	10,341	10,274,589
5.58%, 10/01/34(b)	16,710	16,455,517
Targa Resources Corp.
4.20%, 02/01/33	5,328	4,929,613
4.95%, 04/15/52(a)	6,272	5,353,807
5.50%, 02/15/35	10,453	10,481,057
5.55%, 08/15/35	8,193	8,243,352
6.13%, 03/15/33	7,787	8,147,336
6.13%, 05/15/55	5,454	5,478,476
6.15%, 03/01/29(a)	9,944	10,407,549
6.50%, 03/30/34	8,783	9,443,856
6.50%, 02/15/53	6,870	7,265,901
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	14,330	13,259,583
4.88%, 02/01/31(a)	9,966	9,776,123
5.50%, 03/01/30(a)	7,607	7,693,574
TransCanada PipeLines Ltd.
4.10%, 04/15/30	10,515	10,101,993
Security	Par (000)	Value
Pipelines (continued)
4.25%, 05/15/28	$6,928	$6,834,385
4.63%, 03/01/34	15,488	14,756,373
5.10%, 03/15/49(a)	4,693	4,390,797
6.10%, 06/01/40(a)	5,042	5,239,167
6.20%, 10/15/37(a)	8,806	9,253,625
7.63%, 01/15/39	11,221	13,164,642
Western Midstream Operating LP
4.05%, 02/01/30	9,527	9,072,044
5.25%, 02/01/50(a)	5,423	4,769,040
5.45%, 11/15/34(a)	8,383	8,291,365
6.15%, 04/01/33	9,053	9,396,392
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	13,500	11,826,829
3.50%, 11/15/30	7,974	7,429,076
4.65%, 08/15/32	7,424	7,195,958
4.85%, 03/01/48(a)	4,218	3,699,719
4.90%, 03/15/29	8,100	8,137,689
5.10%, 09/15/45(a)	8,932	8,215,497
5.15%, 03/15/34	11,629	11,542,550
5.30%, 08/15/28	8,596	8,758,293
5.30%, 08/15/52(a)	6,581	6,156,456
5.60%, 03/15/35	8,076	8,254,851
5.65%, 03/15/33(a)	7,693	7,913,916
5.80%, 11/15/54(a)	6,534	6,533,951
6.30%, 04/15/40(a)	10,637	11,306,173
		1,258,446,536
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	2,825	2,853,523
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34(a)	9,645	10,097,830
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	9,072	7,144,932
2.00%, 05/18/32	6,532	5,342,098
2.95%, 03/15/34	8,814	7,409,773
3.00%, 05/18/51(a)	8,668	5,459,307
3.38%, 08/15/31	5,800	5,304,255
3.55%, 03/15/52	8,686	6,103,998
American Tower Corp.
1.88%, 10/15/30	14,666	12,495,670
2.10%, 06/15/30	17,376	15,136,885
2.90%, 01/15/30	13,958	12,769,049
2.95%, 01/15/51(a)	4,194	2,686,033
3.10%, 06/15/50(a)	3,624	2,390,099
3.80%, 08/15/29	18,797	18,030,575
5.55%, 07/15/33	6,048	6,202,848
5.65%, 03/15/33	3,936	4,055,789
5.80%, 11/15/28	10,121	10,491,139
5.90%, 11/15/33	5,654	5,938,636
Boston Properties LP
2.45%, 10/01/33(a)	9,080	7,155,784
2.55%, 04/01/32	6,827	5,638,104
3.25%, 01/30/31(a)	9,203	8,246,769
3.40%, 06/21/29	6,904	6,444,011
4.50%, 12/01/28(a)	7,366	7,235,452
5.75%, 01/15/35(a)	7,176	7,118,349
6.50%, 01/15/34(a)	7,088	7,514,968
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	$7,014	$6,715,324
4.13%, 05/15/29	8,864	8,606,136
Crown Castle Inc.
2.10%, 04/01/31	12,941	10,945,671
2.25%, 01/15/31	15,036	12,918,627
2.50%, 07/15/31	7,940	6,835,592
2.90%, 04/01/41(a)	9,755	7,031,737
3.25%, 01/15/51(a)	3,817	2,564,788
3.30%, 07/01/30	8,745	8,077,763
5.10%, 05/01/33(a)	6,242	6,197,679
5.60%, 06/01/29	8,595	8,826,864
5.80%, 03/01/34	6,124	6,341,946
Digital Realty Trust LP, 3.60%, 07/01/29(a)	13,788	13,196,303
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	5,225	5,349,157
Equinix Inc.
2.15%, 07/15/30	9,465	8,285,572
2.50%, 05/15/31	10,340	9,006,392
3.20%, 11/18/29	8,825	8,237,155
3.90%, 04/15/32	8,442	7,905,415
ERP Operating LP, 4.50%, 07/01/44	6,498	5,733,154
Extra Space Storage LP, 5.50%, 07/01/30	3,537	3,636,918
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32(a)	8,962	7,810,605
5.30%, 01/15/29(a)	7,448	7,488,971
5.63%, 09/15/34	4,465	4,462,004
Healthcare Realty Holdings LP, 2.00%, 03/15/31(a)	10,147	8,515,650
Healthpeak OP LLC
3.00%, 01/15/30	10,560	9,737,420
5.25%, 12/15/32(a)	6,320	6,402,482
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	8,497	7,817,105
Prologis LP
1.25%, 10/15/30(a)	8,924	7,457,515
2.25%, 04/15/30(a)	8,202	7,315,379
4.75%, 06/15/33(a)	2,041	2,012,766
4.88%, 06/15/28(a)	9,694	9,803,413
5.00%, 03/15/34	5,611	5,608,635
5.13%, 01/15/34(a)	6,328	6,364,670
5.25%, 06/15/53(a)	8,504	8,224,571
5.25%, 03/15/54(a)	6,015	5,824,857
Public Storage Operating Co., 5.35%, 08/01/53	6,995	6,834,665
Realty Income Corp.
3.25%, 01/15/31	9,768	8,996,154
5.13%, 02/15/34(a)	7,101	7,092,055
5.63%, 10/13/32(a)	4,503	4,671,727
Simon Property Group LP
2.45%, 09/13/29	10,533	9,618,395
2.65%, 07/15/30(a)	8,552	7,755,533
3.25%, 09/13/49(a)	10,475	7,254,655
3.80%, 07/15/50	7,233	5,493,286
4.75%, 09/26/34	10,143	9,817,675
Ventas Realty LP, 4.40%, 01/15/29	10,205	10,074,055
VICI Properties LP
4.95%, 02/15/30(a)	12,079	11,998,531
5.13%, 11/15/31	7,666	7,611,107
5.13%, 05/15/32	11,585	11,420,266
5.63%, 05/15/52	6,192	5,868,696
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Welltower OP LLC
2.80%, 06/01/31	$4,742	$4,217,154
3.10%, 01/15/30(a)	10,095	9,372,046
Weyerhaeuser Co.
4.00%, 11/15/29	8,711	8,435,454
4.00%, 04/15/30(a)	9,581	9,216,172
		573,320,385
Retail — 2.7%
AutoZone Inc.
4.00%, 04/15/30(a)	9,615	9,272,290
4.75%, 08/01/32(a)	4,206	4,139,006
Costco Wholesale Corp.
1.60%, 04/20/30(a)	20,177	17,579,687
1.75%, 04/20/32(a)	4,843	4,040,145
Dollar General Corp.
3.50%, 04/03/30(a)	8,577	7,991,224
5.45%, 07/05/33(a)	5,372	5,400,376
Dollar Tree Inc.
2.65%, 12/01/31(a)	8,863	7,633,737
4.20%, 05/15/28	4,398	4,324,556
Home Depot Inc. (The)
1.38%, 03/15/31(a)	14,762	12,253,715
1.50%, 09/15/28(a)	10,840	9,839,683
1.88%, 09/15/31	11,594	9,766,730
2.38%, 03/15/51	11,915	6,938,326
2.70%, 04/15/30	16,474	15,062,826
2.75%, 09/15/51	9,655	6,094,231
2.95%, 06/15/29	17,487	16,441,596
3.13%, 12/15/49(a)	12,069	8,319,071
3.25%, 04/15/32	4,456	4,055,672
3.30%, 04/15/40	13,333	10,683,382
3.35%, 04/15/50	12,147	8,717,771
3.50%, 09/15/56	2,285	1,630,852
3.63%, 04/15/52(a)	12,398	9,276,073
3.90%, 12/06/28	8,055	7,927,208
3.90%, 06/15/47	10,647	8,571,363
4.20%, 04/01/43(a)	9,290	8,027,135
4.25%, 04/01/46	12,096	10,355,399
4.40%, 03/15/45	8,791	7,753,988
4.50%, 09/15/32	10,196	10,069,613
4.50%, 12/06/48	13,581	11,992,027
4.75%, 06/25/29	11,916	12,025,796
4.85%, 06/25/31	11,490	11,620,090
4.88%, 02/15/44	8,726	8,234,239
4.90%, 04/15/29	7,990	8,129,958
4.95%, 06/25/34(a)	13,321	13,370,236
4.95%, 09/15/52(a)	7,672	7,160,968
5.30%, 06/25/54(a)	10,715	10,516,812
5.88%, 12/16/36	18,685	20,097,552
5.95%, 04/01/41	10,052	10,778,075
Lowe's Companies Inc.
1.70%, 09/15/28	6,630	6,024,734
1.70%, 10/15/30	12,005	10,225,655
2.63%, 04/01/31(a)	13,770	12,204,686
2.80%, 09/15/41	11,569	8,190,818
3.00%, 10/15/50(a)	16,509	10,565,281
3.65%, 04/05/29(a)	9,902	9,543,583
3.70%, 04/15/46	13,354	10,165,658
3.75%, 04/01/32(a)	9,115	8,491,105
4.05%, 05/03/47	15,362	12,294,940
4.25%, 04/01/52	13,925	11,129,760
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.45%, 04/01/62(a)	$7,226	$5,752,549
4.50%, 04/15/30(a)	11,263	11,182,607
5.00%, 04/15/33(a)	9,540	9,546,651
5.15%, 07/01/33(a)	7,509	7,594,284
5.63%, 04/15/53(a)	13,815	13,630,615
5.80%, 09/15/62(a)	6,031	6,013,993
McDonald's Corp.
2.13%, 03/01/30	9,950	8,859,310
2.63%, 09/01/29(a)	5,145	4,765,145
3.60%, 07/01/30(a)	11,753	11,193,628
3.63%, 09/01/49(a)	16,155	12,000,827
4.20%, 04/01/50	7,722	6,309,957
4.45%, 03/01/47(a)	9,027	7,817,386
4.45%, 09/01/48	6,905	5,946,354
4.60%, 09/09/32(a)	3,114	3,082,527
4.70%, 12/09/35	4,197	4,083,666
4.88%, 12/09/45	15,224	14,080,078
4.95%, 03/03/35	3,050	3,033,804
5.15%, 09/09/52	6,229	5,869,917
5.45%, 08/14/53(a)	6,726	6,617,618
6.30%, 10/15/37	5,635	6,188,984
6.30%, 03/01/38	4,621	5,078,320
O'Reilly Automotive Inc., 4.70%, 06/15/32	5,819	5,711,312
Starbucks Corp.
2.25%, 03/12/30	11,881	10,585,198
2.55%, 11/15/30	15,297	13,658,482
3.00%, 02/14/32(a)	4,790	4,282,943
3.50%, 11/15/50(a)	9,482	6,759,712
3.55%, 08/15/29(a)	8,330	8,000,424
4.00%, 11/15/28	9,615	9,449,914
4.45%, 08/15/49	6,308	5,307,271
4.50%, 11/15/48(a)	6,660	5,700,088
Target Corp.
2.35%, 02/15/30(a)	10,589	9,572,020
2.95%, 01/15/52(a)	10,665	7,000,103
3.38%, 04/15/29(a)	9,156	8,779,086
4.00%, 07/01/42(a)	8,492	7,318,452
4.50%, 09/15/32(a)	3,807	3,754,893
4.50%, 09/15/34(a)	8,266	8,011,736
4.80%, 01/15/53(a)	9,799	9,003,504
Walmart Inc.
2.50%, 09/22/41(a)	9,606	6,870,197
2.65%, 09/22/51	13,966	8,910,323
3.70%, 06/26/28(a)	7,256	7,159,648
4.05%, 06/29/48	15,621	13,205,069
4.10%, 04/15/33(a)	10,583	10,276,674
4.15%, 09/09/32(a)	9,942	9,734,153
4.50%, 09/09/52	7,981	7,177,948
4.50%, 04/15/53(a)	12,056	10,834,831
5.25%, 09/01/35(a)	7,160	7,537,041
6.20%, 04/15/38(a)	6,327	7,141,976
6.50%, 08/15/37	6,396	7,402,449
		822,721,295
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28	9,796	8,906,318
2.10%, 10/01/31	10,356	8,863,723
2.80%, 10/01/41	5,449	3,984,169
2.95%, 10/01/51(a)	6,092	4,033,410
Applied Materials Inc.
1.75%, 06/01/30	10,774	9,358,334
Security	Par (000)	Value
Semiconductors (continued)
2.75%, 06/01/50(a)	$6,931	$4,472,034
4.35%, 04/01/47(a)	8,491	7,414,786
Broadcom Inc.
2.45%, 02/15/31(b)	24,392	21,401,919
2.60%, 02/15/33(a)(b)	15,460	13,056,259
3.14%, 11/15/35(a)(b)	27,297	22,717,516
3.19%, 11/15/36(b)	21,526	17,716,705
3.42%, 04/15/33(b)	16,126	14,403,238
3.47%, 04/15/34(b)	27,182	24,018,852
3.50%, 02/15/41(a)(b)	22,561	17,982,590
3.75%, 02/15/51(a)(b)	13,330	10,132,094
4.00%, 04/15/29(b)	10,572	10,300,012
4.11%, 09/15/28	13,076	12,882,637
4.15%, 11/15/30(a)	17,984	17,399,047
4.15%, 04/15/32(b)	8,968	8,531,341
4.30%, 11/15/32	17,365	16,605,226
4.35%, 02/15/30	12,982	12,754,327
4.75%, 04/15/29	12,912	12,934,858
4.80%, 10/15/34(a)	15,501	15,182,154
4.93%, 05/15/37(b)	21,143	20,510,440
5.05%, 07/12/29	16,829	17,044,697
5.05%, 04/15/30	9,633	9,753,270
5.15%, 11/15/31	12,969	13,171,779
5.20%, 04/15/32	7,979	8,109,221
Series ., 4.55%, 02/15/32	7,984	7,808,751
Intel Corp.
1.60%, 08/12/28	5,112	4,597,860
2.00%, 08/12/31(a)	9,203	7,669,227
2.45%, 11/15/29	13,923	12,479,360
2.80%, 08/12/41	4,704	3,142,875
3.05%, 08/12/51	10,497	6,338,047
3.10%, 02/15/60	9,110	5,152,253
3.20%, 08/12/61	6,602	3,816,247
3.25%, 11/15/49	17,342	11,125,387
3.73%, 12/08/47	16,137	11,445,006
3.90%, 03/25/30	9,827	9,360,649
4.00%, 08/05/29	3,212	3,095,641
4.00%, 12/15/32(a)	4,828	4,446,613
4.10%, 05/19/46	8,994	6,857,184
4.10%, 05/11/47(a)	7,648	5,798,758
4.15%, 08/05/32	9,022	8,416,179
4.60%, 03/25/40(a)	5,090	4,447,788
4.75%, 03/25/50(a)	16,742	13,764,323
4.80%, 10/01/41	4,765	4,148,693
4.90%, 07/29/45(a)	4,910	4,191,109
4.90%, 08/05/52(a)	13,355	11,164,827
4.95%, 03/25/60	7,760	6,438,857
5.05%, 08/05/62	7,216	5,975,148
5.13%, 02/10/30	8,286	8,338,255
5.15%, 02/21/34(a)	7,163	7,056,786
5.20%, 02/10/33(a)	14,942	14,793,816
5.60%, 02/21/54	7,797	7,207,728
5.63%, 02/10/43(a)	5,913	5,649,047
5.70%, 02/10/53(a)	15,091	14,093,088
5.90%, 02/10/63(a)	8,555	8,131,819
KLA Corp.
3.30%, 03/01/50	5,819	4,129,273
4.10%, 03/15/29(a)	10,442	10,290,033
4.65%, 07/15/32	6,813	6,780,262
4.95%, 07/15/52(a)	13,270	12,351,704
5.25%, 07/15/62(a)	7,574	7,268,157
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Lam Research Corp.
1.90%, 06/15/30	$8,735	$7,640,676
2.88%, 06/15/50(a)	5,606	3,646,101
4.00%, 03/15/29(a)	11,074	10,867,264
4.88%, 03/15/49	5,441	5,040,557
Marvell Technology Inc., 2.95%, 04/15/31(a)	9,059	8,099,908
Microchip Technology Inc.
5.05%, 03/15/29(a)	3,318	3,338,879
5.05%, 02/15/30	7,927	7,957,386
Micron Technology Inc.
2.70%, 04/15/32	10,097	8,649,679
4.66%, 02/15/30	9,253	9,129,940
5.30%, 01/15/31	9,346	9,470,327
5.80%, 01/15/35(a)	10,012	10,327,345
5.88%, 02/09/33	6,582	6,856,185
5.88%, 09/15/33(a)	6,371	6,656,350
6.75%, 11/01/29	11,514	12,360,727
NVIDIA Corp.
1.55%, 06/15/28	10,589	9,738,999
2.00%, 06/15/31	12,204	10,588,713
2.85%, 04/01/30(a)	14,722	13,691,500
3.50%, 04/01/40	10,173	8,617,750
3.50%, 04/01/50(a)	15,932	12,192,909
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	16,069	13,897,995
2.65%, 02/15/32	10,826	9,269,995
3.25%, 05/11/41(a)	4,687	3,514,761
3.40%, 05/01/30	9,976	9,298,931
4.30%, 06/18/29(a)	10,975	10,739,102
5.00%, 01/15/33	10,975	10,863,416
Qualcomm Inc.
1.30%, 05/20/28	4,224	3,845,889
1.65%, 05/20/32	8,428	6,827,675
2.15%, 05/20/30	13,495	12,021,203
3.25%, 05/20/50(a)	6,029	4,201,747
4.30%, 05/20/47	12,091	10,238,887
4.50%, 05/20/52	7,143	6,141,764
4.65%, 05/20/35(a)	6,309	6,186,180
4.80%, 05/20/45	11,245	10,376,927
6.00%, 05/20/53(a)	9,319	9,903,958
Texas Instruments Inc.
1.75%, 05/04/30	11,135	9,721,539
2.25%, 09/04/29	5,821	5,307,165
3.88%, 03/15/39	4,944	4,388,579
4.15%, 05/15/48(a)	12,134	10,203,075
4.90%, 03/14/33(a)	6,604	6,684,664
5.05%, 05/18/63	14,873	13,768,974
5.15%, 02/08/54	5,234	5,050,823
		978,736,150
Software — 3.4%
Adobe Inc.
2.30%, 02/01/30(a)	11,551	10,452,429
4.80%, 04/04/29	7,382	7,502,230
4.95%, 04/04/34	6,186	6,250,374
AppLovin Corp.
5.13%, 12/01/29	5,646	5,694,199
5.38%, 12/01/31	11,715	11,943,587
5.50%, 12/01/34(a)	11,529	11,705,502
Autodesk Inc., 2.40%, 12/15/31(a)	10,760	9,241,709
Security	Par (000)	Value
Software (continued)
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	$9,945	$8,673,308
2.90%, 12/01/29(a)	7,874	7,240,285
Cadence Design Systems Inc.
4.30%, 09/10/29(a)	12,696	12,537,657
4.70%, 09/10/34	6,485	6,319,877
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	13,202	11,415,358
3.10%, 03/01/41	11,038	8,144,385
5.10%, 07/15/32(a)	5,379	5,407,398
Fiserv Inc.
2.65%, 06/01/30(a)	11,352	10,201,205
3.50%, 07/01/29	26,509	25,121,143
4.20%, 10/01/28	13,852	13,669,731
4.40%, 07/01/49(a)	16,557	13,804,821
4.75%, 03/15/30(a)	13,672	13,646,183
5.15%, 08/12/34	7,355	7,329,653
5.45%, 03/02/28(a)	91	93,201
5.45%, 03/15/34(a)	6,126	6,228,033
5.60%, 03/02/33	6,891	7,105,923
5.63%, 08/21/33	10,569	10,922,881
Intuit Inc.
5.13%, 09/15/28(a)	8,497	8,707,172
5.20%, 09/15/33	9,095	9,324,838
5.50%, 09/15/53(a)	11,027	11,108,663
Microsoft Corp.
2.50%, 09/15/50(a)	12,790	8,030,686
2.53%, 06/01/50	52,508	33,032,231
2.68%, 06/01/60	31,147	18,779,676
2.92%, 03/17/52	51,889	35,154,932
3.04%, 03/17/62	16,521	10,800,131
3.45%, 08/08/36(a)	15,621	13,997,119
3.50%, 02/12/35(a)	11,942	11,055,403
3.70%, 08/08/46	14,930	12,279,307
4.10%, 02/06/37(a)	7,809	7,454,736
4.25%, 02/06/47(a)	10,246	9,373,428
4.45%, 11/03/45(a)	9,894	9,321,652
4.50%, 02/06/57(a)	5,919	5,447,877
Oracle Corp.
2.88%, 03/25/31	25,280	22,611,332
2.95%, 04/01/30	23,959	21,952,661
3.60%, 04/01/40	20,920	16,690,564
3.60%, 04/01/50	36,552	25,987,244
3.65%, 03/25/41	20,237	15,986,400
3.80%, 11/15/37	15,909	13,540,764
3.85%, 07/15/36(a)	11,131	9,693,903
3.85%, 04/01/60	26,019	18,147,501
3.90%, 05/15/35(a)	11,051	9,880,382
3.95%, 03/25/51	28,710	21,556,553
4.00%, 07/15/46	21,245	16,717,051
4.00%, 11/15/47	16,051	12,548,548
4.10%, 03/25/61	12,868	9,407,144
4.13%, 05/15/45	16,817	13,579,881
4.20%, 09/27/29(a)	11,566	11,355,431
4.30%, 07/08/34	13,776	12,868,348
4.38%, 05/15/55	10,697	8,466,044
4.50%, 05/06/28(a)	2,990	2,989,234
4.50%, 07/08/44	8,902	7,631,132
4.65%, 05/06/30(a)	6,088	6,057,846
4.70%, 09/27/34	11,952	11,485,862
4.90%, 02/06/33	11,322	11,153,272
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.25%, 02/03/32	$10,484	$10,634,532
5.38%, 07/15/40	18,318	17,801,771
5.38%, 09/27/54	14,437	13,520,149
5.50%, 08/03/35	17,167	17,483,989
5.50%, 09/27/64(a)	9,960	9,212,371
5.55%, 02/06/53	18,678	17,843,708
6.00%, 08/03/55(a)	17,007	17,314,852
6.13%, 07/08/39	10,588	11,193,204
6.13%, 08/03/65	11,526	11,705,589
6.15%, 11/09/29(a)	7,678	8,121,869
6.25%, 11/09/32	15,050	16,108,962
6.50%, 04/15/38	8,612	9,387,503
6.90%, 11/09/52	19,850	22,469,950
Roper Technologies Inc.
1.75%, 02/15/31	9,280	7,791,140
4.20%, 09/15/28	8,654	8,544,783
4.90%, 10/15/34(a)	6,315	6,215,885
Salesforce Inc.
1.50%, 07/15/28	10,873	9,917,151
1.95%, 07/15/31(a)	13,680	11,742,797
2.70%, 07/15/41	13,850	10,030,512
2.90%, 07/15/51(a)	19,753	12,924,514
3.05%, 07/15/61(a)	10,581	6,631,180
VMware LLC
1.80%, 08/15/28(a)	7,007	6,371,947
2.20%, 08/15/31	13,766	11,692,335
4.70%, 05/15/30	6,845	6,783,555
Workday Inc.
3.70%, 04/01/29	10,784	10,390,347
3.80%, 04/01/32	8,009	7,421,374
		1,034,081,989
Telecommunications — 6.0%
AT&T Inc.
2.25%, 02/01/32(a)	18,931	15,936,226
2.55%, 12/01/33	31,316	25,751,920
2.75%, 06/01/31	20,854	18,480,779
3.30%, 02/01/52	10,022	6,755,167
3.50%, 06/01/41	23,387	18,351,505
3.50%, 09/15/53(a)	63,215	43,951,759
3.55%, 09/15/55	63,018	43,546,415
3.65%, 06/01/51	25,128	18,169,494
3.65%, 09/15/59	54,261	37,207,104
3.80%, 12/01/57(a)	47,331	33,799,971
3.85%, 06/01/60	15,636	11,110,885
4.30%, 02/15/30(a)	16,322	15,997,102
4.30%, 12/15/42	8,864	7,604,959
4.35%, 03/01/29(a)	18,183	17,985,171
4.35%, 06/15/45	11,554	9,767,734
4.50%, 05/15/35(a)	20,014	18,933,236
4.50%, 03/09/48	15,054	12,743,095
4.55%, 03/09/49	8,575	7,302,603
4.75%, 05/15/46	17,049	15,130,156
4.85%, 03/01/39	7,731	7,318,511
5.25%, 03/01/37	10,152	10,117,611
5.40%, 02/15/34	19,174	19,567,404
5.65%, 02/15/47(a)	5,993	6,053,701
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	4,323	3,048,866
4.46%, 04/01/48(a)	8,045	6,678,464
5.10%, 05/11/33(a)	12,960	12,816,452
5.55%, 02/15/54(a)	7,309	6,947,326
Security	Par (000)	Value
Telecommunications (continued)
British Telecommunications PLC, 9.63%, 12/15/30	$19,921	$24,442,234
Cisco Systems Inc.
4.75%, 02/24/30	6,275	6,335,412
4.85%, 02/26/29	23,498	23,799,745
4.95%, 02/26/31	21,827	22,192,690
4.95%, 02/24/32	6,275	6,351,330
5.05%, 02/26/34	20,129	20,432,928
5.10%, 02/24/35	9,925	10,081,516
5.30%, 02/26/54(a)	11,892	11,805,682
5.35%, 02/26/64	7,068	6,940,511
5.50%, 01/15/40	15,367	15,905,998
5.50%, 02/24/55	6,315	6,432,629
5.90%, 02/15/39	14,664	15,831,328
Corning Inc.
4.38%, 11/15/57	6,159	4,975,043
5.45%, 11/15/79	9,133	8,537,753
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	23,924	28,013,724
Motorola Solutions Inc.
2.30%, 11/15/30	8,756	7,640,965
2.75%, 05/24/31	8,141	7,185,204
4.60%, 05/23/29(a)	8,394	8,338,569
5.40%, 04/15/34	5,034	5,099,566
Orange SA
5.38%, 01/13/42(a)	10,164	9,983,060
5.50%, 02/06/44(a)	3,735	3,734,726
9.00%, 03/01/31(a)	19,653	23,781,396
Rogers Communications Inc.
3.70%, 11/15/49	8,149	5,762,270
3.80%, 03/15/32	20,533	18,710,409
4.30%, 02/15/48	6,084	4,867,406
4.35%, 05/01/49(a)	9,499	7,538,992
4.50%, 03/15/42(a)	8,344	7,150,178
4.55%, 03/15/52(a)	15,647	12,648,556
5.00%, 02/15/29	17,151	17,191,435
5.00%, 03/15/44	8,417	7,579,119
5.30%, 02/15/34(a)	12,438	12,323,253
Sprint Capital Corp.
6.88%, 11/15/28(a)	25,570	27,357,778
8.75%, 03/15/32	10,700	12,907,269
Telefonica Emisiones SA
4.90%, 03/06/48(a)	9,094	7,857,899
5.21%, 03/08/47	19,731	17,927,212
5.52%, 03/01/49(a)	8,754	8,186,357
7.05%, 06/20/36(a)	17,190	19,213,498
Telefonica Europe BV, 8.25%, 09/15/30	10,752	12,370,516
TELUS Corp.
3.40%, 05/13/32	2,385	2,147,484
4.60%, 11/16/48(a)	7,028	5,920,951
T-Mobile USA Inc.
2.25%, 11/15/31	9,703	8,247,616
2.55%, 02/15/31	22,103	19,431,996
2.63%, 02/15/29	18,744	17,342,054
2.70%, 03/15/32	6,305	5,444,439
2.88%, 02/15/31	11,902	10,630,136
3.00%, 02/15/41	19,437	14,304,470
3.30%, 02/15/51(a)	24,458	16,633,431
3.38%, 04/15/29	26,273	24,909,607
3.40%, 10/15/52(a)	23,007	15,755,727
3.50%, 04/15/31	23,855	22,039,405
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.60%, 11/15/60(a)	$16,300	$11,150,245
3.88%, 04/15/30	57,527	54,971,231
4.38%, 04/15/40	13,843	12,293,747
4.50%, 04/15/50	23,623	19,832,144
4.70%, 01/15/35(a)	6,631	6,405,864
4.80%, 07/15/28(a)	9,273	9,326,455
4.85%, 01/15/29	14,208	14,301,291
5.05%, 07/15/33	19,945	19,866,355
5.15%, 04/15/34(a)	7,927	7,940,757
5.20%, 01/15/33	8,740	8,820,751
5.25%, 06/15/55(a)	9,630	8,984,162
5.50%, 01/15/55(a)	5,916	5,701,996
5.65%, 01/15/53	13,665	13,490,294
5.75%, 01/15/34	5,062	5,288,546
5.75%, 01/15/54	9,468	9,484,931
5.80%, 09/15/62	6,916	6,886,517
6.00%, 06/15/54	8,069	8,359,071
Verizon Communications Inc.
1.50%, 09/18/30(a)	7,581	6,410,194
1.68%, 10/30/30	10,093	8,562,493
1.75%, 01/20/31(a)	19,187	16,184,555
2.36%, 03/15/32	35,410	29,978,850
2.55%, 03/21/31	31,430	27,635,098
2.65%, 11/20/40(a)	28,107	19,951,731
2.85%, 09/03/41	11,220	8,058,967
2.88%, 11/20/50(a)	25,089	16,010,929
2.99%, 10/30/56	25,371	15,624,157
3.00%, 11/20/60(a)	12,597	7,608,177
3.15%, 03/22/30	12,719	11,818,547
3.40%, 03/22/41	33,000	25,816,118
3.55%, 03/22/51(a)	36,764	26,839,937
3.70%, 03/22/61	26,493	18,665,746
3.88%, 02/08/29	8,241	8,035,031
3.88%, 03/01/52(a)	9,991	7,641,262
4.00%, 03/22/50	12,493	9,796,361
4.02%, 12/03/29	31,550	30,660,684
4.13%, 08/15/46	9,854	8,065,604
4.27%, 01/15/36(a)	9,720	8,984,733
4.33%, 09/21/28(a)	28,395	28,181,038
4.40%, 11/01/34(a)	11,604	11,019,013
4.50%, 08/10/33(a)	14,536	14,007,490
4.52%, 09/15/48	11,941	10,339,422
4.81%, 03/15/39	9,772	9,219,450
4.86%, 08/21/46	21,139	19,408,137
5.01%, 08/21/54	7,933	7,225,955
5.05%, 05/09/33(a)	6,687	6,725,363
5.25%, 03/16/37	8,745	8,778,879
5.50%, 02/23/54(a)	8,898	8,781,311
6.55%, 09/15/43	8,187	9,185,717
Vodafone Group PLC
4.25%, 09/17/50(a)	12,848	10,074,131
4.38%, 02/19/43(a)	6,824	5,948,329
4.88%, 06/19/49(a)	12,115	10,542,053
5.25%, 05/30/48(a)	12,189	11,441,995
5.75%, 06/28/54	17,206	16,752,106
5.88%, 06/28/64(a)	7,556	7,352,650
6.15%, 02/27/37	12,681	13,565,473
		1,835,317,131
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	13,577	12,952,643
Security	Par (000)	Value
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	$8,290	$5,864,799
3.55%, 02/15/50(a)	6,835	5,113,179
3.90%, 08/01/46	7,248	5,879,799
4.05%, 06/15/48	6,661	5,496,427
4.13%, 06/15/47	5,753	4,832,155
4.15%, 04/01/45(a)	6,415	5,455,647
4.15%, 12/15/48	5,636	4,697,611
4.45%, 03/15/43	7,186	6,432,685
4.45%, 01/15/53	8,347	7,212,839
4.55%, 09/01/44	7,847	7,096,675
4.90%, 04/01/44	9,720	9,202,098
5.20%, 04/15/54(a)	12,937	12,545,130
5.50%, 03/15/55	7,365	7,455,159
5.75%, 05/01/40	6,570	6,935,602
Canadian National Railway Co.
3.85%, 08/05/32	4,696	4,403,127
4.38%, 09/18/34(a)	4,487	4,309,274
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	10,507	9,120,786
3.00%, 12/02/41(a)	10,145	7,462,581
3.10%, 12/02/51(a)	12,416	8,338,451
6.13%, 09/15/2115	6,742	7,111,843
CSX Corp.
3.80%, 11/01/46	4,715	3,747,258
4.10%, 11/15/32(a)	3,532	3,378,883
4.10%, 03/15/44	5,867	4,982,649
4.25%, 03/15/29	18,703	18,476,198
4.30%, 03/01/48	6,364	5,428,143
4.50%, 11/15/52(a)	6,919	5,996,643
FedEx Corp.
2.40%, 05/15/31(a)	6,866	5,944,680
3.10%, 08/05/29(a)	9,237	8,614,041
3.25%, 05/15/41(a)	5,383	3,951,827
4.05%, 02/15/48(a)	8,073	6,251,168
4.25%, 05/15/30(a)	5,357	5,219,098
4.40%, 01/15/47(a)	5,706	4,657,538
4.55%, 04/01/46(a)	8,256	6,977,567
4.75%, 11/15/45(a)	7,805	6,796,224
4.95%, 10/17/48(a)	6,655	5,698,781
5.10%, 01/15/44(a)	5,872	5,363,011
5.25%, 05/15/50(a)	7,092	6,484,357
Norfolk Southern Corp.
3.05%, 05/15/50(a)	7,529	5,022,758
3.16%, 05/15/55	5,503	3,578,607
4.55%, 06/01/53(a)	6,168	5,286,213
5.35%, 08/01/54(a)	8,266	8,028,834
Union Pacific Corp.
2.38%, 05/20/31(a)	7,285	6,427,888
2.40%, 02/05/30(a)	9,726	8,783,788
2.80%, 02/14/32(a)	8,632	7,637,310
2.95%, 03/10/52(a)	7,182	4,689,261
2.97%, 09/16/62	6,290	3,753,478
3.20%, 05/20/41	8,419	6,504,354
3.25%, 02/05/50(a)	14,672	10,356,717
3.50%, 02/14/53(a)	10,914	7,948,194
3.70%, 03/01/29(a)	7,195	6,992,215
3.75%, 02/05/70	6,514	4,533,709
3.80%, 10/01/51	7,781	6,020,392
3.80%, 04/06/71	8,899	6,262,521
3.84%, 03/20/60	15,935	11,798,621
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.95%, 09/10/28(a)	$10,190	$10,044,058
4.50%, 01/20/33(a)	4,810	4,723,344
5.10%, 02/20/35(a)	9,003	9,095,111
5.60%, 12/01/54	8,221	8,374,606
United Parcel Service Inc.
3.40%, 03/15/29(a)	9,217	8,852,660
3.75%, 11/15/47	10,704	8,360,097
4.25%, 03/15/49	7,210	6,017,204
4.45%, 04/01/30(a)	4,205	4,203,450
4.88%, 03/03/33(a)	5,234	5,253,820
5.05%, 03/03/53(a)	9,272	8,681,324
5.15%, 05/22/34(a)	5,600	5,695,354
5.30%, 04/01/50(a)	10,320	10,144,561
5.50%, 05/22/54(a)	8,566	8,557,642
6.20%, 01/15/38	13,578	14,850,940
Walmart Inc.
1.50%, 09/22/28(a)	13,017	11,861,844
1.80%, 09/22/31(a)	18,218	15,578,146
		496,852,954
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	5,752	4,429,150
4.45%, 06/01/32	7,468	7,237,588
5.25%, 03/01/35	7,150	7,220,562
6.59%, 10/15/37	6,997	7,876,519
		26,763,819
Total Long-Term Investments — 97.4% (Cost: $32,718,100,574)		29,746,355,936
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	2,385,382,586	$2,386,575,277
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	304,490,000	304,490,000
Total Short-Term Securities — 8.8% (Cost: $2,689,771,098)		2,691,065,277
Total Investments — 106.2% (Cost: $35,407,871,672)		32,437,421,213
Liabilities in Excess of Other Assets — (6.2)%		(1,895,507,647)
Net Assets — 100.0%		$30,541,913,566

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$2,910,846,374	$—	$(524,301,152)(a)	$72,666	$(42,611)	$2,386,575,277	2,385,382,586	$5,786,314 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	147,340,000	157,150,000 (a)	—	—	—	304,490,000	304,490,000	16,558,900	—
				$72,666	$(42,611)	$2,691,065,277		$22,345,214	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$29,746,355,936	$—	$29,746,355,936
Short-Term Securities
Money Market Funds	2,691,065,277	—	—	2,691,065,277
	$2,691,065,277	$29,746,355,936	$—	$32,437,421,213
See notes to financial statements.
51
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
February 28, 2025

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$14,952,063,884	$29,746,355,936
Investments, at value—affiliated(c)	2,860,661,297	2,691,065,277
Cash	3,945,414	7,414,300
Foreign currency, at value(d)	45,456	—
Receivables:
Investments sold	97,930,180	173,853,462
Securities lending income—affiliated	1,035,262	474,793
Capital shares sold	15,833,868	7,643,144
Dividends—affiliated	394,417	1,240,513
Interest—unaffiliated	247,822,632	376,295,287
Other assets	590,524	—
Total assets	18,180,322,934	33,004,342,712
LIABILITIES
Collateral on securities loaned, at value	2,698,154,692	2,385,156,273
Payables:
Investments purchased	216,571,611	72,609,307
Capital shares redeemed	3,332,311	1,459,861
Investment advisory fees	5,610,088	3,203,705
Total liabilities	2,923,668,702	2,462,429,146
Commitments and contingent liabilities
NET ASSETS	$15,256,654,232	$30,541,913,566
NET ASSETS CONSIST OF
Paid-in capital	$17,861,328,663	$35,750,099,480
Accumulated loss	(2,604,674,431)	(5,208,185,914)
NET ASSETS	$15,256,654,232	$30,541,913,566
NET ASSET VALUE
Shares outstanding	190,900,000	279,000,000
Net asset value	$79.92	$109.47
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$15,604,674,916	$32,718,100,574
(b) Securities loaned, at value	$2,585,885,402	$2,307,814,312
(c) Investments, at cost—affiliated	$2,859,174,714	$2,689,771,098
(d) Foreign currency, at cost	$46,390	$—
See notes to financial statements.
Statements of Assets and Liabilities
52

Statements of Operations
Year Ended February 28, 2025

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$2,971,584	$16,558,900
Interest—unaffiliated	976,360,004	1,362,997,353
Securities lending income—affiliated—net	14,284,911	5,786,314
Other income—unaffiliated	3,930,057	56,313
Total investment income	997,546,556	1,385,398,880
EXPENSES
Investment advisory	76,896,482	42,070,632
Interest expense	—	192
Total expenses	76,896,482	42,070,824
Net investment income	920,650,074	1,343,328,056
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(40,157,700)	(620,300,277)
Investments—affiliated	72,497	72,666
Foreign currency transactions	(8)	—
In-kind redemptions—unaffiliated(a)	150,209,438	(107,738,971)
	110,124,227	(727,966,582)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	443,290,964	1,306,822,631
Investments—affiliated	55,565	(42,611)
Foreign currency translations	(1,861)	—
	443,344,668	1,306,780,020
Net realized and unrealized gain	553,468,895	578,813,438
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,474,118,969	$1,922,141,494
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
53
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$920,650,074	$889,763,671	$1,343,328,056	$1,382,961,655
Net realized gain (loss)	110,124,227	(122,207,871)	(727,966,582)	(1,544,493,165)
Net change in unrealized appreciation (depreciation)	443,344,668	673,692,266	1,306,780,020	1,924,995,157
Net increase in net assets resulting from operations	1,474,118,969	1,441,248,066	1,922,141,494	1,763,463,647
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(957,253,452)	(895,731,399)	(1,352,653,165)	(1,386,724,873)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,260,511,405)	2,751,571,718	(2,944,873,715)	(811,320,300)
NET ASSETS
Total increase (decrease) in net assets	(743,645,888)	3,297,088,385	(2,375,385,386)	(434,581,526)
Beginning of year	16,000,300,120	12,703,211,735	32,917,298,952	33,351,880,478
End of year	$15,256,654,232	$16,000,300,120	$30,541,913,566	$32,917,298,952

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
54

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$77.18	$74.51	$83.47	$86.84	$85.71
Net investment income(a)	4.59	4.40	3.88	3.06	3.84
Net realized and unrealized gain (loss)(b)	2.85	2.73	(8.87)	(2.95)	1.50
Net increase (decrease) from investment operations	7.44	7.13	(4.99)	0.11	5.34
Distributions from net investment income(c)	(4.70)	(4.46)	(3.97)	(3.48)	(4.21)
Net asset value, end of year	$79.92	$77.18	$74.51	$83.47	$86.84
Total Return(d)
Based on net asset value	9.96%	9.96%	(5.99)%	0.11%	6.56%
Ratios to Average Net Assets(e)
Total expenses	0.49%	0.49%	0.49%	0.48%	0.48%
Net investment income	5.86%	5.87%	5.10%	3.52%	4.59%
Supplemental Data
Net assets, end of year (000)	$15,256,654	$16,000,300	$12,703,212	$16,669,774	$22,473,704
Portfolio turnover rate(f)	14%	11%	31%	19%	20%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
55
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$107.64	$105.81	$124.51	$132.40	$132.27
Net investment income(a)	4.78	4.42	3.73	2.92	3.55
Net realized and unrealized gain (loss)(b)	1.80	1.88	(18.85)	(7.79)	0.18
Net increase (decrease) from investment operations	6.58	6.30	(15.12)	(4.87)	3.73
Distributions from net investment income(c)	(4.75)	(4.47)	(3.58)	(3.02)	(3.60)
Net asset value, end of year	$109.47	$107.64	$105.81	$124.51	$132.40
Total Return(d)
Based on net asset value	6.25%	6.09%	(12.23)%	(3.76)%	2.83%
Ratios to Average Net Assets(e)
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	4.40%	4.15%	3.40%	2.21%	2.66%
Supplemental Data
Net assets, end of year (000)	$30,541,914	$32,917,299	$33,351,880	$35,822,432	$46,207,378
Portfolio turnover rate(f)	19%	17%	27%	14%	14%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
56

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
57
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service.Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements
58

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
59
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$514,493,972	$(514,493,972)	$—	$—
Barclays Capital, Inc.	31,756,027	(31,756,027)	—	—
BMO Capital Markets Corp.	13,389,548	(13,389,548)	—	—
BNP Paribas SA	285,079,236	(285,079,236)	—	—
BofA Securities, Inc.	51,574,266	(51,574,266)	—	—
Citadel Clearing LLC	29,619,748	(29,619,748)	—	—
Citigroup Global Markets, Inc.	49,462,367	(49,462,367)	—	—
Deutsche Bank Securities, Inc.	326,951,064	(326,951,064)	—	—
Goldman Sachs & Co. LLC	159,770,074	(159,770,074)	—	—
HSBC Securities (USA), Inc.	7,158,741	(7,158,741)	—	—
J.P. Morgan Securities LLC	185,887,783	(185,887,783)	—	—
Jefferies LLC	27,961,187	(27,961,187)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	7,332,462	(7,332,462)	—	—
Morgan Stanley	134,526,297	(134,526,297)	—	—
Nomura Securities International, Inc.	24,415,379	(24,415,379)	—	—
Pershing LLC	3,246,764	(3,246,764)	—	—
RBC Capital Markets LLC	356,245,856	(356,245,856)	—	—
Scotia Capital (USA), Inc.	79,362,610	(79,362,610)	—	—
Scotia Capital Inc	59,694,077	(59,694,077)	—	—
State Street Bank & Trust Co.	54,221,717	(54,221,717)	—	—
TD Securities (USA) LLC	6,997,164	(6,997,164)	—	—
Toronto-Dominion Bank	65,708,193	(65,708,193)	—	—
UBS AG	116,986	(116,986)	—	—
UBS Securities LLC	44,245,120	(44,245,120)	—	—
Wells Fargo Bank N.A.	52,854,627	(52,854,627)	—	—
Wells Fargo Securities LLC	13,814,137	(13,814,137)	—	—
	$2,585,885,402	$(2,585,885,402)	$—	$—
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$503,674,842	$(503,674,842)	$—	$—
Barclays Capital, Inc.	21,145,168	(21,145,168)	—	—
BMO Capital Markets Corp.	26,676,334	(26,676,334)	—	—
BNP Paribas SA	267,944,506	(267,944,506)	—	—
BofA Securities, Inc.	47,525,717	(47,525,717)	—	—
Citadel Clearing LLC	19,414,967	(19,414,967)	—	—
Citigroup Global Markets, Inc.	32,032,135	(32,032,135)	—	—
Deutsche Bank Securities, Inc.	116,496,456	(116,496,456)	—	—
Goldman Sachs & Co. LLC	144,938,465	(144,938,465)	—	—
HSBC Securities (USA), Inc.	23,710,815	(23,710,815)	—	—
J.P. Morgan Securities LLC	507,080,454	(507,080,454)	—	—
Jefferies LLC	19,211,316	(19,211,316)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	39,140,358	(39,140,358)	—	—
Morgan Stanley	99,045,732	(99,045,732)	—	—
Nomura Securities International, Inc.	10,871,266	(10,871,266)	—	—
Pershing LLC	19,076,262	(19,076,262)	—	—
RBC Capital Markets LLC	219,013,255	(219,013,255)	—	—
Scotia Capital (USA), Inc.	39,234,197	(39,234,197)	—	—
Scotia Capital Inc	6,178,318	(6,178,318)	—	—
State Street Bank & Trust Co.	9,892,275	(9,892,275)	—	—
TD Securities (USA) LLC	2,881,836	(2,881,836)	—	—
Toronto-Dominion Bank	30,322,113	(30,322,113)	—	—
UBS AG	10,864,802	(10,864,802)	—	—
UBS Securities LLC	19,648,091	(19,648,091)	—	—
Wells Fargo Bank N.A.	32,103,890	(32,103,890)	—	—
Wells Fargo Securities LLC	39,690,742	(39,690,742)	—	—
	$2,307,814,312	$(2,307,814,312)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

Notes to Financial Statements
60

Notes to Financial Statements  (continued)
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.475000
Over $33 billion, up to and including $47 billion	0.451250
Over $47 billion	0.428687
For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.142500
Over $181 billion, up to and including $231 billion	0.135375
Over $231 billion, up to and including $281 billion	0.128606
Over $281 billion	0.122175
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
61
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBoxx $ High Yield Corporate Bond	$4,207,066
iBoxx $ Investment Grade Corporate Bond	2,117,128
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$2,767,631,311	$2,171,452,567
iBoxx $ Investment Grade Corporate Bond	5,677,814,413	5,907,801,352
For the year ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$37,765,669,722	$39,640,711,996
iBoxx $ Investment Grade Corporate Bond	63,842,897,990	66,614,048,227
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBoxx $ High Yield Corporate Bond	$149,444,625	$ (149,444,625)
iBoxx $ Investment Grade Corporate Bond	(116,772,490)	116,772,490
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
iBoxx $ High Yield Corporate Bond
Ordinary income	$957,253,452	$895,731,399
Notes to Financial Statements
62

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
iBoxx $ Investment Grade Corporate Bond
Ordinary income	$1,352,653,165	$1,386,724,873
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iBoxx $ High Yield Corporate Bond	$73,861,157	$(1,957,986,497)	$(720,549,091)	$(2,604,674,431)
iBoxx $ Investment Grade Corporate Bond	116,541,477	(2,340,834,130)	(2,983,893,261)	(5,208,185,914)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$18,533,273,338	$100,378,911	$(820,927,068)	$(720,548,157)
iBoxx $ Investment Grade Corporate Bond	35,421,314,474	47,260,706	(3,031,153,967)	(2,983,893,261)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
63
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/25		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	500,800,000	$39,166,236,388	761,300,000	$56,903,078,388
Shares redeemed	(517,200,000)	(40,426,747,793)	(724,500,000)	(54,151,506,670)
	(16,400,000)	$(1,260,511,405)	36,800,000	$2,751,571,718
iBoxx $ Investment Grade Corporate Bond
Shares sold	598,900,000	$65,121,509,242	586,700,000	$62,453,694,677
Shares redeemed	(625,700,000)	(68,066,382,957)	(596,100,000)	(63,265,014,977)
	(26,800,000)	$(2,944,873,715)	(9,400,000)	$(811,320,300)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Notes to Financial Statements
64

Notes to Financial Statements  (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
65
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares iBoxx $ High Yield Corporate Bond ETF
iShares iBoxx $ Investment Grade Corporate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
66

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
iShares ETF	Federal Obligation Interest
iBoxx $ High Yield Corporate Bond	$1,346,222
iBoxx $ Investment Grade Corporate Bond	8,140,307
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
iShares ETF	Interest Dividends
iBoxx $ High Yield Corporate Bond	$923,787,045
iBoxx $ Investment Grade Corporate Bond	1,342,589,965
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF	Interest-Related Dividends
iBoxx $ High Yield Corporate Bond	$765,773,655
iBoxx $ Investment Grade Corporate Bond	1,152,446,407
67
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Additional Information
68

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
69
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
70

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares High Yield Systematic Bond ETF | HYDB | Cboe BZX Exchange
• iShares Investment Grade Systematic Bond ETF | IGEB | Cboe BZX Exchange

2

Schedule of Investments
February 28, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)(b)	$9,498	$8,995,211
Aerospace & Defense — 0.9%
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	2,746	2,949,427
9.75%, 11/15/30(a)(b)	9,116	10,092,460
TransDigm Inc., 6.38%, 03/01/29(a)	449	454,917
		13,496,804
Agriculture — 0.2%
Turning Point Brands Inc., 7.63%, 03/15/32(a)	2,610	2,695,900
Airlines — 2.3%
Air Canada, 3.88%, 08/15/26(a)	7,776	7,611,626
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	6,227	6,290,989
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	10,727	11,355,633
United Airlines Inc., 4.63%, 04/15/29(a)	9,842	9,487,868
		34,746,116
Auto Manufacturers — 1.6%
Allison Transmission Inc., 5.88%, 06/01/29(a)(b)	2,482	2,478,877
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	12,067	11,701,331
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	4,150	4,017,085
5.50%, 07/15/29(a)(b)	4,668	4,578,038
5.88%, 01/15/28(a)(b)	2,213	2,205,613
		24,980,944
Auto Parts & Equipment — 1.2%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	9,019	9,192,904
IHO Verwaltungs GmbH
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(a)(c)	5,680	5,720,082
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(a)(c)	3,249	3,282,367
		18,195,353
Banks — 0.6%
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(d)	483	437,792
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(d)	11,050	9,149,586
		9,587,378
Biotechnology — 0.6%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	9,610	9,263,514
Building Materials — 1.3%
Builders FirstSource Inc., 6.38%, 06/15/32(a)(b)	5,918	6,023,435
Sisecam U.K. PLC
8.25%, 05/02/29(a)(b)	3,925	3,987,172
8.63%, 05/02/32(a)(b)	9,239	9,391,444
		19,402,051
Chemicals — 1.0%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,752	6,630,964
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	4,927	5,225,704
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	4,280	4,020,749
		15,877,417
Security	Par (000)	Value
Coal — 1.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)(b)	$4,056	$4,301,781
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	5,056	5,116,409
SunCoke Energy Inc., 4.88%, 06/30/29(a)	6,230	5,791,508
Warrior Met Coal Inc., 7.88%, 12/01/28(a)	793	815,984
		16,025,682
Commercial Services — 4.3%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	4,919	4,644,660
4.88%, 07/15/32(a)(b)	7,449	7,025,959
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	2,723	2,702,033
Deluxe Corp.
8.00%, 06/01/29(a)(b)	5,557	5,284,878
8.13%, 09/15/29(a)	5,050	5,122,680
GEO Group Inc. (The)
8.63%, 04/15/29	6,536	6,918,993
10.25%, 04/15/31	6,350	6,957,441
Korn Ferry, 4.63%, 12/15/27(a)	2,275	2,218,777
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	4,875	4,896,801
6.25%, 01/15/28(a)(b)	6,031	6,041,235
PROG Holdings Inc., 6.00%, 11/15/29(a)	7,124	6,797,641
United Rentals North America Inc., 4.88%, 01/15/28	3,593	3,544,140
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	4,892	4,784,049
		66,939,287
Computers — 1.1%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	6,157	5,962,872
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	10,408	10,852,703
		16,815,575
Diversified Financial Services — 10.3%
Ally Financial Inc., 6.70%, 02/14/33(b)	5,167	5,339,126
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	2,333	2,322,883
6.88%, 04/15/30(a)	3,482	3,513,446
9.25%, 07/01/31(a)	6,597	7,098,662
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	13,670	12,533,613
3.63%, 10/01/31(a)(b)	443	384,065
Credit Acceptance Corp.
6.63%, 03/15/30(a)	3,590	3,595,313
9.25%, 12/15/28(a)(b)	6,448	6,881,873
Enova International Inc.
9.13%, 08/01/29(a)	5,396	5,686,429
11.25%, 12/15/28(a)	4,153	4,511,736
goeasy Ltd.
7.63%, 07/01/29(a)(b)	6,272	6,507,570
9.25%, 12/01/28(a)(b)	5,146	5,484,838
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	6,289	5,938,483
5.50%, 08/15/28(a)	1,530	1,499,532
5.75%, 11/15/31(a)	6,431	6,262,614
OneMain Finance Corp.
3.88%, 09/15/28	1,124	1,053,761
5.38%, 11/15/29(b)	302	295,089
6.63%, 01/15/28	675	687,167
7.13%, 03/15/26	4,164	4,246,555
7.13%, 11/15/31(b)	7,990	8,219,786
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
7.88%, 03/15/30	$1,214	$1,276,621
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	2,903	2,727,761
5.75%, 09/15/31(a)	6,191	5,942,399
6.88%, 02/15/33(a)	2,085	2,085,480
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	1,079	1,002,678
3.88%, 03/01/31(a)(b)	10,145	9,097,489
4.00%, 10/15/33(a)(b)	3,042	2,630,426
SLM Corp., 3.13%, 11/02/26(b)	4,716	4,542,188
StoneX Group Inc., 7.88%, 03/01/31(a)	6,250	6,593,956
Synchrony Financial, 7.25%, 02/02/33(b)	8,080	8,576,496
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	8,233	7,988,266
5.75%, 06/15/27(a)	5,339	5,288,205
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	9,648	9,729,159
		159,543,665
Electric — 1.5%
NRG Energy Inc.
3.88%, 02/15/32(a)(b)	4,691	4,180,250
5.75%, 01/15/28(b)	3,610	3,618,895
PG&E Corp.
5.00%, 07/01/28(b)	9,798	9,544,799
5.25%, 07/01/30	4,226	4,056,575
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)	2,100	2,099,491
		23,500,010
Electrical Components & Equipment — 0.7%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	5,444	5,097,028
4.75%, 06/15/28(a)(b)	6,160	5,937,035
		11,034,063
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27	6,574	6,563,924
Tutor Perini Corp., 11.88%, 04/30/29(a)	4,237	4,677,258
		11,241,182
Entertainment — 2.7%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)	10,499	8,871,667
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	1,703	1,628,672
6.50%, 05/15/27(a)	6,849	6,960,050
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,530	7,745,341
5.88%, 09/01/31(a)	5,473	3,557,997
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	13,374	12,108,856
8.45%, 07/27/30(a)(b)	1,220	1,276,401
		42,148,984
Environmental Control — 0.3%
GFL Environmental Inc., 3.50%, 09/01/28(a)	5,244	4,933,301
Food — 0.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	2,565	2,526,801
United Natural Foods Inc., 6.75%, 10/15/28(a)	2,665	2,645,311
		5,172,112
Security	Par (000)	Value
Forest Products & Paper — 0.6%
Magnera Corp., 7.25%, 11/15/31(a)(b)	$9,189	$9,230,259
Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	6,971	6,726,231
5.88%, 08/20/26(b)	2,191	2,187,529
9.38%, 06/01/28(a)(b)	5,722	5,784,747
		14,698,507
Health Care - Products — 1.3%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	10,886	11,348,655
Embecta Corp., 5.00%, 02/15/30(a)(b)	6,268	5,778,039
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	3,040	3,229,061
		20,355,755
Health Care - Services — 1.0%
DaVita Inc.
3.75%, 02/15/31(a)	6,134	5,381,578
4.63%, 06/01/30(a)(b)	10,987	10,190,170
		15,571,748
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	10,917	10,575,767
Home Builders — 0.8%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	6,054	5,499,819
6.25%, 09/15/27(a)(b)	6,332	6,318,276
		11,818,095
Home Furnishings — 0.3%
Tempur Sealy International Inc., 3.88%, 10/15/31(a)	5,757	5,094,149
Insurance — 0.4%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	6,518	6,665,007
Internet — 2.0%
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	4,238	4,272,892
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	7,604	7,074,775
Rakuten Group Inc., 9.75%, 04/15/29(a)	6,978	7,662,288
Snap Inc., 6.88%, 03/01/33(a)	2,820	2,855,188
Wayfair LLC, 7.25%, 10/31/29(a)(b)	8,851	8,989,208
		30,854,351
Iron & Steel — 1.4%
Algoma Steel Inc., 9.13%, 04/15/29(a)	3,772	3,734,280
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	2,018	2,014,767
7.00%, 03/15/32(a)(b)	5,949	5,974,254
7.38%, 05/01/33(a)(b)	7,158	7,187,355
7.50%, 09/15/31(a)	773	784,842
U.S. Steel Corp., 6.88%, 03/01/29(b)	2,431	2,462,088
		22,157,586
Leisure Time — 2.7%
Carnival Corp., 6.00%, 05/01/29(a)	9,272	9,296,710
NCL Corp. Ltd., 5.88%, 02/15/27(a)	8,469	8,490,189
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)	2,654	2,620,373
5.50%, 08/31/26(a)	6,573	6,622,777
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	$7,948	$8,172,444
10.75%, 11/15/29(a)(b)	5,535	5,898,741
11.25%, 12/15/27(a)	1,214	1,284,280
		42,385,514
Lodging — 2.2%
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)(b)	6,737	6,958,852
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	5,727	5,227,374
5.00%, 06/01/29(a)(b)	4,353	4,152,036
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	6,257	5,761,751
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	7,477	7,123,175
6.63%, 07/31/26(a)	4,397	4,457,239
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	904	896,716
		34,577,143
Machinery — 0.5%
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)(b)	1,295	1,061,900
Vertiv Group Corp., 4.13%, 11/15/28(a)	7,421	7,134,304
		8,196,204
Manufacturing — 0.4%
LSB Industries Inc., 6.25%, 10/15/28(a)	6,041	5,928,804
Media — 7.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	3,726	3,342,786
4.25%, 01/15/34(a)(b)	12,265	10,281,381
4.50%, 05/01/32(b)	12,875	11,344,486
4.50%, 06/01/33(a)(b)	9,718	8,401,036
4.75%, 02/01/32(a)(b)	10,047	9,027,082
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	8,481	8,275,318
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	2,069	2,036,461
10.00%, 02/15/31(a)	8,448	8,291,654
GCI LLC, 4.75%, 10/15/28(a)	7,113	6,736,867
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	12,038	11,405,437
5.63%, 07/15/27(a)	3,278	3,242,578
Sinclair Television Group Inc.
4.38%, 12/31/32(a)	4,756	2,995,757
5.50%, 03/01/30(a)	8,595	6,016,500
9.75%, 02/15/33(a)(b)	2,984	3,002,441
TEGNA Inc.
4.63%, 03/15/28(b)	10,668	10,193,087
5.00%, 09/15/29(b)	4,995	4,723,114
		109,315,985
Mining — 4.5%
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	5,881	5,847,709
Endeavour Mining PLC, 5.00%, 10/14/26(a)(b)	5,691	5,607,012
First Quantum Minerals Ltd.
8.00%, 03/01/33(a)	3,385	3,448,617
8.63%, 06/01/31(a)(b)	6,426	6,696,657
9.38%, 03/01/29(a)(b)	9,832	10,490,252
Hecla Mining Co., 7.25%, 02/15/28	3,753	3,796,418
Security	Par (000)	Value
Mining (continued)
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	$5,482	$5,386,143
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)(b)	8,543	8,596,650
Stillwater Mining Co.
4.00%, 11/16/26(a)(b)	7,450	7,083,460
4.50%, 11/16/29(a)	7,626	6,377,624
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	5,479	5,685,515
		69,016,057
Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29	4,720	4,574,666
Oil & Gas — 10.3%
California Resources Corp., 8.25%, 06/15/29(a)	10,334	10,630,206
Chord Energy Corp., 6.38%, 06/01/26(a)	2,351	2,353,433
Civitas Resources Inc.
8.38%, 07/01/28(a)	2,341	2,436,276
8.63%, 11/01/30(a)	1,002	1,054,520
8.75%, 07/01/31(a)(b)	10,276	10,726,237
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	4,523	4,488,358
7.38%, 01/15/31(a)	4,195	4,310,119
Comstock Resources Inc., 6.75%, 03/01/29(a)	14,458	14,211,137
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	3,724	3,725,321
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	5,957	6,177,653
Energean PLC, 6.50%, 04/30/27(a)(b)	5,000	4,983,150
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	7,031	7,175,248
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	8,630	8,904,486
Noble Finance II LLC, 8.00%, 04/15/30(a)	11,210	11,327,873
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	7,487	7,597,733
8.75%, 06/15/31(a)	5,489	5,715,725
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	7,170	6,928,134
7.88%, 09/15/30(a)(b)	5,472	5,243,346
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	4,054	4,154,487
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	5,018	5,256,872
SM Energy Co., 6.75%, 08/01/29(a)(b)	8,405	8,419,305
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	5,060	5,078,049
Talos Production Inc.
9.00%, 02/01/29(a)	6,408	6,626,590
9.38%, 02/01/31(a)(b)	6,180	6,359,270
Vermilion Energy Inc., 7.25%, 02/15/33(a)	6,085	5,918,103
		159,801,631
Oil & Gas Services — 2.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)(b)	1,988	1,994,374
Bristow Group Inc., 6.88%, 03/01/28(a)	2,561	2,568,919
Enerflex Ltd., 9.00%, 10/15/27(a)	5,894	6,130,078
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	3,914	3,934,842
Viridien, 8.75%, 04/01/27(a)(b)	5,869	5,989,942
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	9,367	9,671,276
		30,289,431
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 1.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)(b)	$3,238	$2,827,279
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	5,668	5,129,540
5.25%, 08/15/27(a)	4,949	2,527,455
Klabin Austria GmbH, 7.00%, 04/03/49(a)(b)	7,850	8,015,674
		18,499,948
Pharmaceuticals — 2.2%
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	6,869	6,997,993
Grifols SA, 4.75%, 10/15/28(a)(b)	9,043	8,548,142
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(a)(b)	12,294	11,202,602
6.75%, 05/15/34(a)	561	568,863
7.88%, 05/15/34(a)(b)	6,403	6,569,612
		33,887,212
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	3,935	3,932,065
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	11,231	11,773,266
New Fortress Energy Inc., 8.75%, 03/15/29(a)(b)	10,552	9,017,158
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	7,706	7,615,082
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	6,141	6,451,949
Venture Global LNG Inc.
8.38%, 06/01/31(a)	4,650	4,845,495
9.88%, 02/01/32(a)(b)	5,296	5,792,136
		49,427,151
Real Estate — 1.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)(b)	5,627	5,682,505
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	7,526	6,908,990
4.38%, 02/01/31(a)	6,510	5,804,482
		18,395,977
Real Estate Investment Trusts — 5.7%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	6,344	5,906,244
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	8,298	7,994,899
5.75%, 05/15/26(a)(b)	3,724	3,711,981
Iron Mountain Inc.
4.50%, 02/15/31(a)	1,766	1,638,172
5.25%, 03/15/28(a)	714	704,593
5.63%, 07/15/32(a)(b)	1,915	1,859,021
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	624	427,885
4.63%, 08/01/29(b)	14,027	10,884,102
5.00%, 10/15/27(b)	6,757	6,081,040
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	796	761,227
5.88%, 10/01/28(a)	4,552	4,517,997
Rithm Capital Corp., 8.00%, 04/01/29(a)	8,653	8,783,529
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	$3,679	$3,611,177
4.00%, 09/15/29(a)(b)	5,979	5,489,512
Service Properties Trust, 8.88%, 06/15/32	1,896	1,881,617
Starwood Property Trust Inc., 4.38%, 01/15/27(a)(b)	3,348	3,268,797
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	830	746,438
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	2,898	2,781,444
6.50%, 02/15/29(a)(b)	8,636	8,024,486
10.50%, 02/15/28(a)	3,362	3,589,722
XHR LP, 4.88%, 06/01/29(a)(b)	5,546	5,283,255
		87,947,138
Retail — 4.2%
Bath & Body Works Inc., 6.75%, 07/01/36	1,257	1,283,503
Brinker International Inc., 8.25%, 07/15/30(a)	3,400	3,632,886
FirstCash Inc.
4.63%, 09/01/28(a)	4,177	4,036,834
5.63%, 01/01/30(a)	5,473	5,370,140
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	7,718	7,051,920
3.88%, 10/01/31(a)(b)	5,823	5,128,580
Kohl's Corp., 4.63%, 05/01/31(b)	8,338	6,501,623
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(b)	3,760	3,676,250
6.13%, 03/15/32(a)(b)	2,660	2,537,399
Nordstrom Inc.
4.38%, 04/01/30(b)	4,750	4,358,755
5.00%, 01/15/44	4,529	3,452,770
Walgreens Boots Alliance Inc.
4.10%, 04/15/50	13,736	9,733,034
4.80%, 11/18/44(b)	8,458	6,653,189
8.13%, 08/15/29(b)	1,760	1,773,803
		65,190,686
Software — 0.7%
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	6,102	6,384,962
ROBLOX Corp., 3.88%, 05/01/30(a)	4,146	3,814,593
		10,199,555
Telecommunications — 5.2%
EchoStar Corp., 6.75%, 11/30/30, (6.75 % PIK)(b)(c)	3,589	3,360,905
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	9,513	8,852,125
6.63%, 08/01/26(b)	11,769	9,523,665
Level 3 Financing Inc.
3.88%, 10/15/30(a)	216	169,070
4.00%, 04/15/31(a)	3,812	2,963,732
4.50%, 04/01/30(a)	215	177,375
4.88%, 06/15/29(a)(b)	3,236	2,799,140
10.50%, 04/15/29(a)	6,414	7,184,172
10.50%, 05/15/30(a)	3,769	4,103,499
10.75%, 12/15/30(a)(b)	6,837	7,657,756
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	4,576	4,100,190
10.00%, 10/15/32(a)	4,769	4,761,608
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	10,185	9,091,190
7.38%, 04/02/32(a)(b)	4,831	4,932,451
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Zegona Finance PLC, 8.63%, 07/15/29(a)	$9,513	$10,107,563
		79,784,441
Trucking & Leasing — 0.7%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(a)(b)	10,544	10,401,418
Total Long-Term Investments — 97.0% (Cost: $1,486,405,271)		1,499,434,734
	Shares
Short-Term Securities
Money Market Funds — 19.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	290,730,503	290,875,869
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	6,030,000	6,030,000
Total Short-Term Securities — 19.2% (Cost: $296,874,120)		296,905,869
Total Investments — 116.2% (Cost: $1,783,279,391)		1,796,340,603
Liabilities in Excess of Other Assets — (16.2)%		(250,174,336)
Net Assets — 100.0%		$1,546,166,267

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,051,842	$185,831,527 (a)	$—	$(26,385)	$18,885	$290,875,869	290,730,503	$795,275 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,110,000	4,920,000 (a)	—	—	—	6,030,000	6,030,000	208,157	—
				$(26,385)	$18,885	$296,905,869		$1,003,432	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® High Yield Systematic Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,499,434,734	$—	$1,499,434,734
Short-Term Securities
Money Market Funds	296,905,869	—	—	296,905,869
	$296,905,869	$1,499,434,734	$—	$1,796,340,603
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
February 28, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc., 5.30%, 11/01/34(a)	$1,705	$1,715,104
Aerospace & Defense — 2.1%
Boeing Co. (The)
3.20%, 03/01/29	63	58,910
3.25%, 02/01/35(a)	3,284	2,707,967
3.60%, 05/01/34(a)	3,780	3,267,563
5.15%, 05/01/30	4,815	4,820,712
6.39%, 05/01/31	852	907,728
6.53%, 05/01/34	863	924,488
General Electric Co.
5.88%, 01/14/38	1,104	1,180,109
6.75%, 03/15/32	821	916,911
HEICO Corp., 5.35%, 08/01/33	1,344	1,358,324
L3Harris Technologies Inc., 5.40%, 07/31/33	1,980	2,013,825
Northrop Grumman Corp., 4.75%, 06/01/43	1,146	1,052,013
RTX Corp.
4.50%, 06/01/42	3,406	3,029,670
4.88%, 10/15/40	733	693,846
		22,932,066
Agriculture — 2.5%
Altria Group Inc.
3.40%, 05/06/30	579	539,565
5.38%, 01/31/44(a)	2,634	2,562,427
5.80%, 02/14/39	4,012	4,070,600
6.88%, 11/01/33	1,128	1,249,440
BAT Capital Corp.
6.34%, 08/02/30	311	332,064
6.42%, 08/02/33(a)	641	688,432
7.08%, 08/02/43	3,301	3,656,814
7.75%, 10/19/32	1,386	1,597,233
Philip Morris International Inc.
5.38%, 02/15/33	2,332	2,386,547
5.75%, 11/17/32	774	811,809
6.38%, 05/16/38	3,757	4,157,225
Reynolds American Inc.
5.70%, 08/15/35(a)	1,503	1,527,515
5.85%, 08/15/45	2,838	2,766,645
		26,346,316
Banks — 12.8%
Bank of America Corp.
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	5,068	4,744,112
Series RR, 4.38%, (a)(b)(c)	5,454	5,305,298
Series TT, 6.13%, (a)(b)(c)	5,050	5,112,075
Bank of New York Mellon Corp. (The), Series F, 4.63%, (3-mo. CME Term SOFR + 3.393%)(a)(b)(c)	5,410	5,360,740
Citibank NA, 4.93%, 08/06/26	4,549	4,581,473
Citigroup Inc., 3.40%, 05/01/26	238	235,017
Citizens Financial Group Inc.
5.72%, 07/23/32, (1-day SOFR + 1.910%)(b)	1,195	1,221,636
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	5,111	5,250,882
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	1,071	1,066,014
5.63%, 01/29/32, (1-day SOFR + 1.840%)(b)	5,199	5,353,519
Goldman Sachs Group Inc. (The)
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(b)	3,160	2,787,900
Security	Par (000)	Value
Banks (continued)
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	$1,717	$1,815,170
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	5,390	5,900,557
HSBC Holdings PLC
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	245	219,783
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)(b)	5,526	5,305,703
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	3,338	3,309,252
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(b)	1,314	1,328,404
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	3,886	3,970,481
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	2,998	3,184,370
Huntington Bancshares Inc./Ohio, 6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	4,782	4,988,032
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	80	67,989
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)(b)	5,890	5,095,144
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)(b)	6,150	5,434,755
Series KK, 3.65%, , (5-year CMT + 2.850%)(a)(b)(c)	5,121	4,998,249
Series NN, 6.88%, (a)(b)(c)	2,740	2,877,041
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(b)	2,138	2,092,700
6.08%, 03/13/32, (1-day SOFR + 2.260%)(b)	4,159	4,343,385
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	7,455	6,747,990
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	165	155,807
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	212	232,490
PNC Financial Services Group Inc. (The), Series V, 6.20%, (5-year CMT + 3.238%)(a)(b)(c)	5,126	5,188,409
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(b)	1,854	1,849,118
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)(b)	3,932	4,035,138
Truist Financial Corp., 5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	1,516	1,574,365
U.S. Bancorp, 5.30%, (3-mo. CME Term SOFR + 3.176%)(a)(b)(c)	5,111	5,048,828
Wells Fargo & Co.
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(b)	3,978	3,654,748
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	1,756	1,731,866
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)(b)	2,130	2,155,084
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	3,077	3,127,514
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	131	141,990
Series BB, 3.90%, (5-year CMT + 3.453%)(a)(b)(c)	5,528	5,421,122
		137,014,150
Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	4,312	4,183,183
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	268	274,451
8.20%, 01/15/39	1,699	2,182,323
Coca-Cola Co. (The), 2.75%, 06/01/60(a)	6,352	3,881,011
		10,520,968
Biotechnology — 0.9%
Amgen Inc.
4.40%, 05/01/45	2,000	1,720,600
5.51%, 03/02/26	500	500,070
Biogen Inc., 2.25%, 05/01/30	5,995	5,287,400
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences Inc., 5.65%, 12/01/41	$2,095	$2,154,725
		9,662,795
Building Materials — 0.3%
Eagle Materials Inc., 2.50%, 07/01/31	4,335	3,778,242
Chemicals — 1.4%
Dow Chemical Co. (The)
5.55%, 11/30/48(a)	2,039	1,954,097
6.90%, 05/15/53(a)	1,130	1,262,987
Eastman Chemical Co.
5.63%, 02/20/34(a)	3,696	3,765,470
5.75%, 03/08/33(a)	1,263	1,311,481
LYB International Finance BV, 4.88%, 03/15/44	1,958	1,730,152
LYB International Finance III LLC
5.50%, 03/01/34(a)	3,563	3,575,386
5.63%, 05/15/33(a)	1,353	1,387,000
		14,986,573
Commercial Services — 1.1%
Equifax Inc., 2.35%, 09/15/31	3,570	3,063,105
Global Payments Inc.
2.90%, 11/15/31	4,450	3,903,974
3.20%, 08/15/29	2,820	2,629,267
Quanta Services Inc.
2.35%, 01/15/32	525	443,116
5.25%, 08/09/34(a)	1,742	1,728,869
		11,768,331
Computers — 1.1%
Apple Inc., 2.55%, 08/20/60(a)	8,902	5,330,171
HP Inc.
3.40%, 06/17/30	674	628,685
4.20%, 04/15/32	1,159	1,101,651
5.50%, 01/15/33	2,731	2,789,737
6.00%, 09/15/41(a)	2,082	2,136,299
		11,986,543
Distribution & Wholesale — 0.4%
LKQ Corp., 5.75%, 06/15/28	3,825	3,930,966
Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	4,500	3,999,778
5.38%, 12/15/31	205	207,749
6.95%, 03/10/55, (5-year CMT + 2.720%)(b)	4,627	4,768,457
American Express Co., 3.55%, (5-year CMT + 2.854%)(a)(b)(c)	5,768	5,589,262
BGC Group Inc., 6.60%, 06/10/29	1,345	1,390,950
Blue Owl Finance LLC
3.13%, 06/10/31(a)	346	306,520
6.25%, 04/18/34(a)	5,070	5,286,410
Capital One Financial Corp.
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	4,069	4,239,091
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	4,578	5,126,000
Charles Schwab Corp. (The)
Series I, 4.00%, (5-year CMT + 3.168%)(a)(b)(c)	6,080	5,933,629
Series K, 5.00%, (5-year CMT + 3.256%)(a)(b)(c)	3,693	3,637,178
Discover Financial Services
6.70%, 11/29/32(a)	939	1,017,836
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(b)	4,540	5,255,143
Enact Holdings Inc., 6.25%, 05/28/29	3,751	3,861,057
Security	Par (000)	Value
Diversified Financial Services (continued)
LPL Holdings Inc.
5.65%, 03/15/35	$1,955	$1,963,346
6.00%, 05/20/34(a)	1,216	1,251,694
6.75%, 11/17/28(a)	2,023	2,139,990
Radian Group Inc., 6.20%, 05/15/29	1,784	1,842,213
TPG Operating Group II LP, 5.88%, 03/05/34	1,533	1,586,194
Visa Inc., 2.00%, 08/15/50	8,322	4,639,181
		64,041,678
Electric — 12.1%
Ameren Illinois Co.
3.85%, 09/01/32	1,205	1,129,544
4.95%, 06/01/33	1,285	1,288,054
American Electric Power Co. Inc.
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)(b)	4,165	3,966,793
5.63%, 03/01/33	4,228	4,344,797
Arizona Public Service Co., 5.55%, 08/01/33	1,330	1,355,436
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	1,434	1,429,497
5.05%, 03/01/35(a)	1,310	1,307,215
Series ai., 4.45%, 10/01/32	618	600,349
CenterPoint Energy Inc., 6.70%, 05/15/55, (5-year CMT + 2.586%)(b)	1,315	1,303,988
Consumers Energy Co., 4.63%, 05/15/33	1,151	1,131,366
Dominion Energy Inc., 4.35%, (5-year CMT + 3.195%)(a)(b)(c)	5,355	5,180,750
Dominion Energy South Carolina Inc., 6.25%, 10/15/53	1,281	1,404,402
DTE Electric Co.
5.20%, 04/01/33(a)	1,365	1,386,244
5.20%, 03/01/34	1,319	1,339,248
Series A, 3.00%, 03/01/32	722	648,233
DTE Energy Co., 5.85%, 06/01/34	2,433	2,532,960
Duke Energy Carolinas LLC
2.85%, 03/15/32	1,595	1,405,231
3.20%, 08/15/49	3,827	2,643,080
4.95%, 01/15/33	784	785,712
Duke Energy Florida LLC
2.40%, 12/15/31(a)	985	851,541
5.88%, 11/15/33(a)	1,448	1,534,789
6.20%, 11/15/53	1,249	1,348,602
Duke Energy Indiana LLC
2.75%, 04/01/50	1,288	815,561
5.40%, 04/01/53	1,161	1,128,574
Duke Energy Progress LLC
2.00%, 08/15/31(a)	1,075	912,463
3.40%, 04/01/32	1,278	1,169,356
5.25%, 03/15/33(a)	1,219	1,242,397
Emera U.S. Finance LP, 4.75%, 06/15/46	4,182	3,575,228
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(b)	5,239	5,352,372
Entergy Louisiana LLC
4.00%, 03/15/33(a)	2,266	2,123,048
5.35%, 03/15/34	360	366,515
Eversource Energy
5.13%, 05/15/33	4,105	4,065,856
5.50%, 01/01/34	1,634	1,646,125
5.95%, 07/15/34	1,739	1,809,937
Florida Power & Light Co.
3.95%, 03/01/48	4,460	3,590,096
4.80%, 05/15/33	4,265	4,236,445
5.30%, 06/15/34	4,980	5,105,130
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Georgia Power Co., 4.30%, 03/15/42	$380	$331,122
Kentucky Utilities Co., 3.30%, 06/01/50	862	599,881
National Grid PLC
5.42%, 01/11/34	1,662	1,685,300
5.81%, 06/12/33	4,128	4,275,905
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32	1,740	1,698,092
5.55%, 06/15/54	810	801,734
5.65%, 11/15/33	3,871	4,039,613
PECO Energy Co., 5.25%, 09/15/54	800	774,515
PPL Electric Utilities Corp.
4.85%, 02/15/34(a)	1,577	1,570,886
5.00%, 05/15/33	1,435	1,449,023
5.25%, 05/15/53(a)	3,479	3,428,856
Public Service Co. of Colorado
1.88%, 06/15/31(a)	3,877	3,269,870
5.75%, 05/15/54	1,422	1,451,681
Public Service Co. of New Hampshire, 5.35%, 10/01/33	118	120,978
Public Service Co. of Oklahoma, 5.20%, 01/15/35	1,755	1,735,229
Public Service Electric & Gas Co.
3.10%, 03/15/32	1,241	1,118,333
4.65%, 03/15/33	1,254	1,242,723
4.85%, 08/01/34(a)	1,584	1,574,102
5.20%, 08/01/33	281	286,308
5.30%, 08/01/54	1,323	1,288,358
5.45%, 03/01/54	1,351	1,349,950
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	90	90,430
Public Service Enterprise Group Inc., 5.45%, 04/01/34	130	132,044
Sempra
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	5,478	5,175,301
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)(b)	545	546,071
Southern Co. (The)
4.40%, 07/01/46	526	443,168
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(b)	5,436	5,271,239
Southwestern Public Service Co., 6.00%, 06/01/54	1,551	1,601,978
Union Electric Co.
2.15%, 03/15/32(a)	811	684,076
2.63%, 03/15/51	1,241	767,216
5.20%, 04/01/34	1,345	1,362,034
5.45%, 03/15/53	1,228	1,208,790
Xcel Energy Inc., 5.45%, 08/15/33	2,052	2,071,755
		129,503,495
Electronics — 0.8%
Flex Ltd., 5.25%, 01/15/32	1,495	1,494,620
Keysight Technologies Inc., 4.95%, 10/15/34(a)	1,629	1,601,616
TD SYNNEX Corp., 6.10%, 04/12/34	1,540	1,617,096
Trimble Inc., 6.10%, 03/15/33	3,848	4,060,641
		8,773,973
Engineering & Construction — 0.3%
Jacobs Engineering Group Inc.
5.90%, 03/01/33(a)	1,198	1,238,001
6.35%, 08/18/28	1,502	1,576,172
		2,814,173
Food — 1.9%
Conagra Brands Inc., 5.30%, 11/01/38	5,406	5,201,781
Flowers Foods Inc., 5.75%, 03/15/35	1,250	1,281,062
Security	Par (000)	Value
Food (continued)
J.M. Smucker Co. (The)
6.20%, 11/15/33	$135	$144,526
6.50%, 11/15/43	861	938,768
Pilgrim's Pride Corp.
3.50%, 03/01/32	809	715,183
6.25%, 07/01/33(a)	4,886	5,097,024
Sysco Corp., 6.60%, 04/01/50(a)	2,221	2,479,318
Tyson Foods Inc., 5.70%, 03/15/34(a)	4,785	4,925,959
		20,783,621
Gas — 0.9%
National Fuel Gas Co.
2.95%, 03/01/31	611	536,623
5.50%, 03/15/30	1,395	1,412,550
5.95%, 03/15/35	1,390	1,423,856
NiSource Inc.
5.35%, 04/01/34	1,730	1,752,335
6.95%, 11/30/54, (5-year CMT + 2.451%)(b)	1,282	1,309,880
Southern California Gas Co.
5.05%, 09/01/34(a)	1,561	1,549,126
5.60%, 04/01/54	1,279	1,260,392
5.75%, 06/01/53	342	345,582
		9,590,344
Health Care - Products — 1.1%
Smith & Nephew PLC
2.03%, 10/14/30	6,115	5,254,346
5.40%, 03/20/34	375	377,838
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,307	1,158,638
3.75%, 03/15/51	1,079	790,153
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31(a)	2,877	2,508,758
5.20%, 09/15/34(a)	1,964	1,964,006
		12,053,739
Health Care - Services — 3.5%
Cigna Group (The)
4.80%, 08/15/38	5,564	5,229,082
4.80%, 07/15/46	4,204	3,704,974
4.90%, 12/15/48	251	221,734
5.25%, 02/15/34(a)	175	176,510
Elevance Health Inc., 4.65%, 01/15/43	1,206	1,074,857
HCA Inc.
3.63%, 03/15/32	5,821	5,268,696
4.13%, 06/15/29	3,642	3,533,945
5.13%, 06/15/39	1,728	1,627,015
5.25%, 06/15/49	1,332	1,195,956
IQVIA Inc.
5.70%, 05/15/28	1,875	1,916,156
6.25%, 02/01/29	3,459	3,610,639
Laboratory Corp. of America Holdings
4.70%, 02/01/45	823	728,282
4.80%, 10/01/34	4,475	4,349,701
Universal Health Services Inc.
2.65%, 10/15/30	3,423	2,994,116
2.65%, 01/15/32	1,617	1,361,996
4.63%, 10/15/29	960	938,706
5.05%, 10/15/34	10	9,496
		37,941,861
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 2.5%
Ares Capital Corp.
5.88%, 03/01/29	$4,832	$4,936,996
5.95%, 07/15/29	1,521	1,556,298
Blackstone Secured Lending Fund
2.85%, 09/30/28	1,993	1,833,195
5.35%, 04/13/28	1,960	1,963,782
Blue Owl Capital Corp.
2.88%, 06/11/28	920	848,599
3.40%, 07/15/26	5,256	5,127,639
FS KKR Capital Corp.
3.13%, 10/12/28	4,296	3,941,446
6.13%, 01/15/30(a)	197	198,616
6.88%, 08/15/29	1,565	1,631,331
Golub Capital BDC Inc.
2.50%, 08/24/26	812	782,672
6.00%, 07/15/29	3,910	3,978,853
		26,799,427
Home Builders — 0.5%
NVR Inc., 3.00%, 05/15/30	5,394	4,923,179
Insurance — 4.6%
American International Group Inc., 5.13%, 03/27/33	3,577	3,600,977
American National Group Inc., 5.75%, 10/01/29	1,707	1,726,657
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33	3,060	3,116,209
Arthur J Gallagher & Co.
5.45%, 07/15/34	1,317	1,339,090
6.75%, 02/15/54	489	556,688
Brown & Brown Inc.
2.38%, 03/15/31	1,031	887,201
4.20%, 03/17/32	1,449	1,367,398
5.65%, 06/11/34	1,627	1,665,725
CNA Financial Corp.
5.13%, 02/15/34	1,248	1,241,817
5.50%, 06/15/33	1,204	1,231,069
Corebridge Financial Inc.
3.90%, 04/05/32	970	901,475
5.75%, 01/15/34	353	366,169
6.88%, 12/15/52, (5-year CMT + 3.846%)(b)	4,940	5,078,734
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50	1,873	1,301,527
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	856	778,899
5.63%, 08/16/32	3,667	3,766,788
6.00%, 12/07/33	1,283	1,342,560
Fidelity National Financial Inc.
2.45%, 03/15/31	896	775,283
3.40%, 06/15/30	1,118	1,032,566
First American Financial Corp., 2.40%, 08/15/31	1,019	857,536
Markel Group Inc., 6.00%, 05/16/54(a)	1,462	1,515,670
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.035%)(b)	2,852	2,560,958
5.70%, 09/15/48(b)	4,966	4,952,860
Reinsurance Group of America Inc., 5.75%, 09/15/34	1,649	1,692,097
Willis North America Inc.
5.35%, 05/15/33	3,820	3,866,687
5.90%, 03/05/54	2,013	2,032,486
		49,555,126
Security	Par (000)	Value
Internet — 1.0%
Alphabet Inc.
2.05%, 08/15/50	$2,625	$1,513,695
2.25%, 08/15/60(a)	9,034	5,107,365
VeriSign Inc., 2.70%, 06/15/31	4,411	3,853,454
		10,474,514
Iron & Steel — 0.7%
ArcelorMittal SA
6.00%, 06/17/34(a)	906	938,465
6.80%, 11/29/32(a)	4,723	5,115,618
Steel Dynamics Inc., 5.38%, 08/15/34	1,785	1,809,598
		7,863,681
Lodging — 1.0%
Choice Hotels International Inc., 5.85%, 08/01/34	1,744	1,771,481
Hyatt Hotels Corp., 5.25%, 06/30/29	1,640	1,656,805
Marriott International Inc./MD
5.30%, 05/15/34	512	515,784
5.35%, 03/15/35	5,047	5,053,948
Series HH, 2.85%, 04/15/31	1,714	1,526,090
		10,524,108
Machinery — 0.6%
Ingersoll Rand Inc., 5.70%, 08/14/33	4,633	4,813,697
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	1,227	1,260,769
		6,074,466
Manufacturing — 0.6%
Carlisle Companies Inc., 2.75%, 03/01/30	4,519	4,109,126
Textron Inc.
3.00%, 06/01/30	865	789,627
5.50%, 05/15/35	1,400	1,410,162
		6,308,915
Media — 0.8%
Comcast Corp., 1.95%, 01/15/31	1,179	1,010,275
FactSet Research Systems Inc., 3.45%, 03/01/32(a)	338	303,815
Fox Corp.
5.48%, 01/25/39	4,467	4,336,563
6.50%, 10/13/33	1,877	2,014,601
Walt Disney Co. (The), 6.65%, 11/15/37	617	702,563
		8,367,817
Mining — 0.7%
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	2,279	2,171,903
Southern Copper Corp.
5.25%, 11/08/42	276	255,153
5.88%, 04/23/45	2,571	2,530,908
6.75%, 04/16/40	1,976	2,145,003
		7,102,967
Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	693	653,216
3.57%, 12/01/31	5,294	4,784,492
5.55%, 08/22/34	120	119,440
		5,557,148
Oil & Gas — 3.3%
BP Capital Markets PLC
4.88%, (5-year CMT + 4.398%)(a)(b)(c)	5,372	5,158,232
6.45%, (5-year CMT + 2.153%)(a)(b)(c)	3,213	3,281,749
Canadian Natural Resources Ltd., 5.40%, 12/15/34(d)	4,435	4,412,561
Coterra Energy Inc., 5.60%, 03/15/34(a)	783	792,992
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy Inc., 6.25%, 03/15/33	$4,772	$5,056,196
Expand Energy Corp., 5.70%, 01/15/35	3,915	3,946,402
Occidental Petroleum Corp.
7.50%, 05/01/31(a)	2,870	3,179,696
8.88%, 07/15/30(a)	4,410	5,083,645
Valero Energy Corp., 6.63%, 06/15/37	4,118	4,464,373
		35,375,846
Packaging & Containers — 0.6%
Amcor Finance USA Inc., 5.63%, 05/26/33	1,094	1,131,550
Amcor Flexibles North America Inc., 2.69%, 05/25/31	4,829	4,255,784
Amcor Group Finance PLC, 5.45%, 05/23/29(a)	272	277,894
Sonoco Products Co., 5.00%, 09/01/34	1,310	1,269,689
		6,934,917
Pharmaceuticals — 2.8%
AstraZeneca PLC, 6.45%, 09/15/37	3,642	4,097,221
Cardinal Health Inc.
5.35%, 11/15/34	4,970	5,015,297
5.45%, 02/15/34	1,415	1,439,217
Cencora Inc., 2.70%, 03/15/31	5,196	4,615,888
Eli Lilly & Co., 2.25%, 05/15/50(a)	7,775	4,565,169
Johnson & Johnson
2.25%, 09/01/50	6,162	3,663,881
2.45%, 09/01/60	10,028	5,656,477
Zoetis Inc., 4.70%, 02/01/43	818	753,012
		29,806,162
Pipelines — 8.6%
Boardwalk Pipelines LP
3.60%, 09/01/32(a)	1,240	1,110,764
5.63%, 08/01/34	1,494	1,512,734
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	901	856,846
5.13%, 06/30/27(a)	4,907	4,948,396
Cheniere Energy Inc., 5.65%, 04/15/34	5,019	5,104,906
Cheniere Energy Partners LP
3.25%, 01/31/32	474	418,054
4.00%, 03/01/31	5,602	5,273,691
5.75%, 08/15/34	278	284,564
Enbridge Inc.
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(b)	5,475	5,342,832
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(b)	2,960	2,941,288
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(b)	1,864	1,817,193
Energy Transfer LP
5.75%, 02/15/33(a)	1,970	2,027,801
6.55%, 12/01/33	4,352	4,702,000
EnLink Midstream LLC, 5.65%, 09/01/34	1,395	1,408,810
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	5,446	5,359,484
Kinder Morgan Inc.
4.80%, 02/01/33	3,898	3,777,279
5.20%, 06/01/33	2,359	2,344,411
5.30%, 12/01/34	1,309	1,299,592
MPLX LP
2.65%, 08/15/30	488	434,957
4.50%, 04/15/38	3,846	3,414,605
5.00%, 03/01/33	4,260	4,182,312
Security	Par (000)	Value
Pipelines (continued)
5.50%, 06/01/34	$317	$318,197
ONEOK Inc.
6.05%, 09/01/33	3,810	3,993,092
6.10%, 11/15/32	1,707	1,801,625
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29(a)	1,108	1,047,489
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	5,393	5,313,547
Targa Resources Corp., 6.13%, 03/15/33	2,040	2,138,095
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	5,750	5,319,784
Transcanada Trust
5.30%, 03/15/77(b)	5,501	5,362,384
Series 16-A, 5.88%, 08/15/76(b)	2,228	2,212,669
Western Midstream Operating LP
4.05%, 02/01/30	957	911,680
6.15%, 04/01/33	3,768	3,909,245
6.35%, 01/15/29(a)	1,566	1,637,062
		92,527,388
Real Estate — 0.5%
CBRE Services Inc., 5.95%, 08/15/34	5,023	5,256,724
Real Estate Investment Trusts — 5.9%
American Homes 4 Rent LP
3.63%, 04/15/32(a)	1,565	1,431,354
5.25%, 03/15/35	945	939,554
5.50%, 02/01/34	1,563	1,586,498
5.50%, 07/15/34	1,294	1,307,143
American Tower Corp., 2.90%, 01/15/30	1,629	1,491,855
Brixmor Operating Partnership LP
4.05%, 07/01/30	2,022	1,939,202
4.13%, 05/15/29	2,854	2,773,607
Cousins Properties LP, 5.88%, 10/01/34	1,420	1,448,453
Crown Castle Inc.
5.10%, 05/01/33	3,777	3,755,809
5.80%, 03/01/34	2,757	2,859,294
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	3,900	3,998,324
Extra Space Storage LP
5.40%, 02/01/34	1,532	1,551,587
5.90%, 01/15/31(a)	1,737	1,824,094
GLP Capital LP/GLP Financing II Inc., 3.25%, 01/15/32	4,110	3,574,238
Healthcare Realty Holdings LP, 2.00%, 03/15/31	5,177	4,360,659
Host Hotels & Resorts LP
5.50%, 04/15/35	380	377,385
5.70%, 07/01/34(a)	1,554	1,574,230
Series I, 3.50%, 09/15/30	4,233	3,900,377
Invitation Homes Operating Partnership LP
2.00%, 08/15/31(a)	1,116	933,065
4.15%, 04/15/32	1,520	1,426,911
4.88%, 02/01/35	208	201,006
Sabra Health Care LP, 3.20%, 12/01/31	4,703	4,136,470
Sun Communities Operating LP
2.70%, 07/15/31	4,347	3,775,585
4.20%, 04/15/32	1,536	1,440,016
5.50%, 01/15/29(a)	336	343,889
Ventas Realty LP, 5.63%, 07/01/34	1,224	1,259,638
VICI Properties LP
4.95%, 02/15/30	1,106	1,099,139
5.13%, 05/15/32	4,968	4,894,660
5.75%, 04/01/34(a)	186	189,476
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Welltower OP LLC
3.10%, 01/15/30(a)	$2,800	$2,600,863
3.85%, 06/15/32	790	738,737
		63,733,118
Retail — 1.3%
AutoZone Inc.
5.40%, 07/15/34(a)	1,757	1,788,099
6.55%, 11/01/33(a)	1,138	1,246,856
Darden Restaurants Inc., 6.30%, 10/10/33(a)	1,266	1,350,597
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	4,304	3,831,166
4.10%, 01/15/52	2,108	1,569,913
Ferguson Enterprises Inc., 5.00%, 10/03/34	4,125	4,038,641
Walmart Inc., 2.65%, 09/22/51	878	564,866
		14,390,138
Semiconductors — 1.2%
Marvell Technology Inc.
2.95%, 04/15/31(a)	4,269	3,825,707
5.75%, 02/15/29	29	29,991
5.95%, 09/15/33	1,179	1,241,859
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30	482	449,672
4.30%, 06/18/29	4,987	4,892,097
5.00%, 01/15/33	735	728,496
Skyworks Solutions Inc., 3.00%, 06/01/31	15	12,973
TSMC Arizona Corp., 3.25%, 10/25/51	2,515	1,901,768
		13,082,563
Software — 4.4%
AppLovin Corp.
5.38%, 12/01/31	780	796,055
5.50%, 12/01/34(a)	5,175	5,256,593
Atlassian Corp., 5.50%, 05/15/34	1,331	1,359,582
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	2,875	2,512,163
2.90%, 12/01/29(a)	3,735	3,437,109
Fiserv Inc.
5.45%, 03/15/34	3,885	3,953,296
5.60%, 03/02/33	3,770	3,891,642
Microsoft Corp.
2.68%, 06/01/60	7,550	4,608,876
3.04%, 03/17/62(a)	7,279	4,801,765
Oracle Corp.
2.88%, 03/25/31	273	244,465
2.95%, 04/01/30	1,066	977,858
3.90%, 05/15/35	816	729,617
4.30%, 07/08/34	5,001	4,685,330
5.38%, 07/15/40	4,887	4,753,433
6.25%, 11/09/32	3,102	3,323,332
VMware LLC, 4.70%, 05/15/30	1,602	1,588,496
		46,919,612
Telecommunications — 4.9%
AT&T Inc.
4.50%, 05/15/35(a)	570	538,745
5.40%, 02/15/34	839	857,859
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	4,479	5,255,909
Motorola Solutions Inc.
2.30%, 11/15/30	961	839,918
2.75%, 05/24/31(a)	1,652	1,460,087
5.40%, 04/15/34	2,875	2,920,116
Security	Par (000)	Value
Telecommunications (continued)
Orange SA, 9.00%, 03/01/31	$4,398	$5,322,604
Sprint Capital Corp.
6.88%, 11/15/28	928	992,598
8.75%, 03/15/32	4,463	5,370,145
Telefonica Emisiones SA
5.21%, 03/08/47	1,626	1,481,118
7.05%, 06/20/36	4,738	5,313,412
TELUS Corp., 3.40%, 05/13/32	5,156	4,656,246
T-Mobile USA Inc.
2.40%, 03/15/29	67	61,352
2.55%, 02/15/31	2,913	2,565,037
2.70%, 03/15/32	576	497,923
3.60%, 11/15/60	5,174	3,553,810
3.88%, 04/15/30	4,919	4,710,558
4.38%, 04/15/40	2,243	2,000,887
4.50%, 04/15/50	429	362,866
Verizon Communications Inc.
4.27%, 01/15/36	1,440	1,332,851
4.40%, 11/01/34	1,373	1,303,725
4.50%, 08/10/33(a)	524	505,133
5.25%, 03/16/37	685	689,162
		52,592,061
Transportation — 0.3%
United Parcel Service Inc., 6.20%, 01/15/38	3,064	3,360,934
Water — 0.1%
Essential Utilities Inc., 5.38%, 01/15/34(a)	1,237	1,251,705
Total Long-Term Investments — 97.8% (Cost: $1,045,540,302)		1,048,927,454
	Shares
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	101,952,209	102,003,185
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	2,270,000	2,270,000
Total Short-Term Securities — 9.7% (Cost: $104,257,109)		104,273,185
Total Investments — 107.5% (Cost: $1,149,797,411)		1,153,200,639
Liabilities in Excess of Other Assets — (7.5)%		(80,409,709)
Net Assets — 100.0%		$1,072,790,930

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2025
iShares® Investment Grade Systematic Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,594,352	$56,409,909 (a)	$—	$(13,305)	$12,229	$102,003,185	101,952,209	$197,987 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,630,000	—	(360,000)(a)	—	—	2,270,000	2,270,000	335,472	—
				$(13,305)	$12,229	$104,273,185		$533,459	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,048,927,454	$—	$1,048,927,454
Short-Term Securities
Money Market Funds	104,273,185	—	—	104,273,185
	$104,273,185	$1,048,927,454	$—	$1,153,200,639
See notes to financial statements.
15
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
February 28, 2025

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,499,434,734	$1,048,927,454
Investments, at value—affiliated(c)	296,905,869	104,273,185
Cash	1,941,249	7,460
Foreign currency, at value(d)	258	—
Receivables:
Investments sold	51,494,986	58,825,330
Securities lending income—affiliated	141,800	16,730
Capital shares sold	6,979,991	744,971
Dividends—affiliated	20,701	18,020
Interest—unaffiliated	28,101,498	14,231,300
Total assets	1,885,021,086	1,227,044,450
LIABILITIES
Collateral on securities loaned, at value	290,888,680	102,008,139
Payables:
Investments purchased	47,627,134	52,103,752
Investment advisory fees	339,005	141,629
Total liabilities	338,854,819	154,253,520
Commitments and contingent liabilities
NET ASSETS	$1,546,166,267	$1,072,790,930
NET ASSETS CONSIST OF
Paid-in capital	$1,537,149,324	$1,084,915,533
Accumulated earnings (loss)	9,016,943	(12,124,603)
NET ASSETS	$1,546,166,267	$1,072,790,930
NET ASSET VALUE
Shares outstanding	32,450,000	23,700,000
Net asset value	$47.65	$45.27
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$1,486,405,271	$1,045,540,302
(b) Securities loaned, at value	$279,979,496	$98,655,961
(c) Investments, at cost—affiliated	$296,874,120	$104,257,109
(d) Foreign currency, at cost	$242	$—
See notes to financial statements.
Statements of Assets and Liabilities
16

Statements of Operations
Year Ended February 28, 2025

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$208,157	$335,472
Interest—unaffiliated	60,051,960	57,816,868
Securities lending income—affiliated—net	795,275	197,987
Total investment income	61,055,392	58,350,327
EXPENSES
Investment advisory	2,795,722	1,990,646
Interest expense	536	—
Total expenses	2,796,258	1,990,646
Net investment income	58,259,134	56,359,681
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	5,310,491	610,074
Investments—affiliated	(26,385)	(13,305)
In-kind redemptions—unaffiliated(a)	7,848,144	16,993,620
	13,132,250	17,590,389
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	5,146,396	6,015,636
Investments—affiliated	18,885	12,229
Foreign currency translations	(10)	—
	5,165,271	6,027,865
Net realized and unrealized gain	18,297,521	23,618,254
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,556,655	$79,977,935
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares High Yield Systematic Bond ETF		iShares Investment Grade Systematic Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$58,259,134	$18,719,668	$56,359,681	$15,377,697
Net realized gain (loss)	13,132,250	(4,290,106)	17,590,389	(7,475,882)
Net change in unrealized appreciation (depreciation)	5,165,271	16,407,195	6,027,865	12,924,276
Net increase in net assets resulting from operations	76,556,655	30,836,757	79,977,935	20,826,091
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(54,319,948)	(15,975,592)	(54,498,633)	(13,906,003)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	923,525,176	450,927,980	490,147,057	314,784,680
NET ASSETS
Total increase in net assets	945,761,883	465,789,145	515,626,359	321,704,768
Beginning of year	600,404,384	134,615,239	557,164,571	235,459,803
End of year	$1,546,166,267	$600,404,384	$1,072,790,930	$557,164,571

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
18

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Systematic Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$46.18	$44.14	$49.27	$51.32	$49.43
Net investment income(a)	3.43	3.44	2.66	2.23	2.90
Net realized and unrealized gain (loss)(b)	1.39	1.80	(5.00)	(1.90)	1.97
Net increase (decrease) from investment operations	4.82	5.24	(2.34)	0.33	4.87
Distributions from net investment income(c)	(3.35)	(3.20)	(2.79)	(2.38)	(2.98)
Net asset value, end of year	$47.65	$46.18	$44.14	$49.27	$51.32
Total Return(d)
Based on net asset value	10.80%	12.43%	(4.73)%	0.63%	10.38%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.29%	7.70%	5.89%	4.37%	5.97%
Supplemental Data
Net assets, end of year (000)	$1,546,166	$600,404	$134,615	$174,913	$79,541
Portfolio turnover rate(f)	81%	67%	60%	67%	67%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Systematic Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$44.40	$43.60	$49.85	$53.69	$53.44
Net investment income(a)	2.29	2.22	1.70	1.36	1.56
Net realized and unrealized gain (loss)(b)	0.85	0.70	(6.35)	(3.19)	0.76
Net increase (decrease) from investment operations	3.14	2.92	(4.65)	(1.83)	2.32
Distributions(c)
From net investment income	(2.27)	(2.12)	(1.59)	(1.39)	(1.59)
From net realized gain	—	—	(0.01)	(0.62)	(0.48)
Total distributions	(2.27)	(2.12)	(1.60)	(2.01)	(2.07)
Net asset value, end of year	$45.27	$44.40	$43.60	$49.85	$53.69
Total Return(d)
Based on net asset value	7.25%	6.87%	(9.35)%	(3.57)%	4.41%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	5.10%	5.06%	3.80%	2.57%	2.90%
Supplemental Data
Net assets, end of year (000)	$1,072,791	$557,165	$235,460	$162,009	$158,379
Portfolio turnover rate(f)	69%	76%	87%	59%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
High Yield Systematic Bond(a)	Diversified
Investment Grade Systematic Bond(b)	Diversified

(a)	Formerly known as the iShares High Yield Bond Factor ETF.
(b)	Formerly known as the iShares Investment Grade Bond Factor ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
21
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
High Yield Systematic Bond
Barclays Bank PLC	$79,147,812	$(79,147,812)	$—	$—
BMO Capital Markets Corp.	998,048	(998,048)	—	—
BNP Paribas Prime Brokerage International Ltd.	11,896,190	(11,896,190)	—	—
BofA Securities, Inc.	20,841,581	(20,841,581)	—	—
Citadel Clearing LLC	1,390,879	(1,390,879)	—	—
Citigroup Global Markets, Inc.	9,961,197	(9,961,197)	—	—
Goldman Sachs & Co. LLC	23,326,470	(23,326,470)	—	—
J.P. Morgan Securities LLC	19,410,483	(19,410,483)	—	—
Jefferies LLC	5,036,437	(5,036,437)	—	—
Morgan Stanley	21,785,494	(21,785,494)	—	—
Pershing LLC	1,583,606	(1,583,606)	—	—
RBC Capital Markets LLC	24,218,865	(24,218,865)	—	—
Scotia Capital (USA), Inc.	26,382,469	(26,382,469)	—	—
Scotia Capital Inc	15,587,603	(15,587,603)	—	—
State Street Bank & Trust Co.	1,768,317	(1,768,317)	—	—
TD Securities (USA) LLC	823,007	(823,007)	—	—
Toronto-Dominion Bank	9,784,462	(9,784,462)	—	—
UBS Securities LLC	1,867,691	(1,867,691)	—	—
Wells Fargo Bank N.A.	2,913,551	(2,913,551)	—	—
Wells Fargo Securities LLC	1,255,334	(1,255,334)	—	—
	$279,979,496	$(279,979,496)	$—	$—
23
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Investment Grade Systematic Bond
Barclays Bank PLC	$34,950,279	$(34,950,279)	$—	$—
BMO Capital Markets Corp.	25,467	(25,467)	—	—
BNP Paribas SA	5,005,008	(5,005,008)	—	—
BofA Securities, Inc.	5,873,199	(5,873,199)	—	—
Citigroup Global Markets, Inc.	3,330,173	(3,330,173)	—	—
J.P. Morgan Securities LLC	28,398,591	(28,398,591)	—	—
Jefferies LLC	124,061	(124,061)	—	—
Morgan Stanley	2,777,866	(2,777,866)	—	—
Pershing LLC	202,649	(202,649)	—	—
RBC Capital Markets LLC	11,709,519	(11,709,519)	—	—
Scotia Capital (USA), Inc.	256,481	(256,481)	—	—
State Street Bank & Trust Co.	1,283,678	(1,283,678)	—	—
Toronto-Dominion Bank	541,564	(541,564)	—	—
UBS Securities LLC	2,033,190	(2,033,190)	—	—
Wells Fargo Securities LLC	2,144,236	(2,144,236)	—	—
	$98,655,961	$(98,655,961)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
High Yield Systematic Bond	0.35%
Investment Grade Systematic Bond	0.18
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
High Yield Systematic Bond	$235,951
Investment Grade Systematic Bond	74,500
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	Other Securities
iShares ETF	Purchases	Sales
High Yield Systematic Bond	$654,809,469	$666,601,786
Investment Grade Systematic Bond	726,516,451	736,450,201
For the year ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
High Yield Systematic Bond	$1,036,264,320	$140,912,895
Investment Grade Systematic Bond	1,115,665,581	633,718,608
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
25
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
High Yield Systematic Bond	$7,557,709	$ (7,557,709)
Investment Grade Systematic Bond	16,873,904	(16,873,904)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
High Yield Systematic Bond
Ordinary income	$54,319,948	$15,975,592
Investment Grade Systematic Bond
Ordinary income	$54,498,633	$13,906,003
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
High Yield Systematic Bond	$7,858,421	$(11,282,704)	$12,441,226	$9,016,943
Investment Grade Systematic Bond	4,300,421	(19,745,918)	3,320,894	(12,124,603)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended February 28, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
High Yield Systematic Bond	$5,384,180
Investment Grade Systematic Bond	437,748
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Systematic Bond	$1,783,899,394	$18,056,081	$(5,614,872)	$12,441,209
Investment Grade Systematic Bond	1,149,879,745	9,742,133	(6,421,239)	3,320,894
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/25		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
High Yield Systematic Bond
Shares sold	22,550,000	$1,066,797,782	10,350,000	$468,613,448
Shares redeemed	(3,100,000)	(143,272,606)	(400,000)	(17,685,468)
	19,450,000	$923,525,176	9,950,000	$450,927,980
Investment Grade Systematic Bond
Shares sold	25,500,000	$1,138,206,179	7,650,000	$336,423,949
Shares redeemed	(14,350,000)	(648,059,122)	(500,000)	(21,639,269)
	11,150,000	$490,147,057	7,150,000	$314,784,680
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional
27
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares High Yield Systematic Bond ETF
iShares Investment Grade Systematic Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
29
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Fund hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
iShares ETF	Federal Obligation Interest
High Yield Systematic Bond	$101,379
Investment Grade Systematic Bond	164,825
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
iShares ETF	Interest Dividends
High Yield Systematic Bond	$57,671,009
Investment Grade Systematic Bond	54,027,002
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF	Interest-Related Dividends
High Yield Systematic Bond	$48,097,844
Investment Grade Systematic Bond	48,648,289
Important Tax Information
30

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
31
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
32

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

2

Schedule of Investments
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$4,600	$4,583,084
American Express Credit Account Master Trust
4.87%, 05/15/28	6,840	6,883,148
5.15%, 09/15/30	9,000	9,247,388
4.65%, 07/15/29	5,560	5,607,231
4.56%, 12/17/29	5,000	5,032,385
AmeriCredit Automobile Receivables Trust, 5.62%, 11/18/27	8,210	8,253,360
BA Credit Card Trust, 4.98%, 11/15/28	71,311	72,092,549
BMW Vehicle Lease Trust, 5.98%, 02/25/27	14,500	14,697,979
BMW Vehicle Owner Trust, 4.56%, 09/25/29	3,800	3,816,642
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	14,877,853
Class A2, 1.39%, 07/15/30	11,000	9,990,438
Capital One Prime Auto Receivables Trust, 5.07%, 07/16/29	4,200	4,214,203
CarMax Auto Owner Trust
4.65%, 01/16/29	8,300	8,321,887
6.00%, 07/17/28	8,137	8,270,956
4.64%, 04/15/30	2,560	2,579,012
Carvana Auto Receivables Trust, 4.26%, 10/10/29	2,330	2,317,801
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,957,398
4.60%, 01/16/29	47,830	48,108,010
4.63%, 01/15/31	8,935	9,032,329
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	1,973,938
6.15%, 06/15/39	3,000	3,334,406
CNH Equipment Trust
5.19%, 09/17/29	5,360	5,437,431
4.03%, 01/15/30	10,000	9,928,229
5.23%, 11/17/31	2,000	2,047,123
Drive Auto Receivables Trust
4.52%, 07/16/29	500	499,172
4.67%, 05/17/32	890	888,871
4.94%, 05/17/32	1,000	998,182
Exeter Automobile Receivables Trust
5.82%, 02/15/28	10,109	10,139,850
5.61%, 04/17/28	5,000	5,021,695
5.92%, 02/15/30	5,000	5,102,054
5.06%, 02/18/31	1,900	1,900,389
First National Master Note Trust, 4.85%, 02/15/30	5,000	5,049,376
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,679,526
4.99%, 12/15/27	7,330	7,382,137
Ford Credit Auto Owner Trust
4.07%, 07/15/29	6,000	5,966,238
5.08%, 09/15/30	2,000	2,024,950
GM Financial Automobile Leasing Trust
5.39%, 07/20/27	1,060	1,071,012
4.66%, 02/21/28	3,200	3,216,290
GM Financial Consumer Automobile Receivables Trust
4.59%, 07/17/28	3,500	3,508,600
4.47%, 02/16/28	6,313	6,309,736
4.43%, 10/16/28	13,000	13,007,454
5.78%, 08/16/28	6,090	6,185,365
5.71%, 02/16/29	9,710	9,980,034
Security	Par (000)	Value
4.40%, 08/16/29	$2,500	$2,499,254
4.44%, 04/16/30	1,000	1,001,757
Honda Auto Receivables Owner Trust
5.21%, 08/15/28	1,900	1,920,304
4.57%, 03/21/29	7,300	7,332,797
Hyundai Auto Receivables Trust
4.58%, 04/15/27	5,238	5,237,735
4.48%, 07/17/28	13,000	12,997,506
4.84%, 03/15/29	4,625	4,664,121
John Deere Owner Trust
4.96%, 11/15/28	3,290	3,319,602
4.91%, 02/18/31	1,850	1,872,493
4.06%, 06/15/29	2,140	2,126,761
Nissan Auto Lease Trust
4.91%, 04/15/27	14,430	14,499,575
5.21%, 12/15/28	2,000	2,024,582
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	17,060	17,134,380
5.23%, 12/15/28	6,440	6,482,745
5.25%, 04/17/28	6,000	6,015,656
5.45%, 03/15/30	1,670	1,690,635
5.64%, 08/15/30	3,500	3,577,551
4.62%, 11/15/28	1,460	1,462,506
5.14%, 02/17/32	4,100	4,125,363
Synchrony Card Funding LLC, 5.04%, 03/15/30	9,330	9,443,621
Toyota Auto Receivables Owner Trust, 4.40%, 06/15/29	4,620	4,626,893
Verizon Master Trust
4.17%, 08/20/30	6,300	6,273,211
4.62%, 11/20/30	7,700	7,757,709
Verizon Master Trust Series, 5.21%, 06/20/29	14,250	14,387,433
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28	10,780	10,843,324
5.01%, 01/22/30	6,000	6,066,976
World Omni Auto Receivables Trust, 5.09%, 12/17/29	2,000	2,025,667
Total Asset-Backed Securities — 0.4% (Cost: $516,135,288)		517,945,868
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
3650R 2021-PF1 Commercial Mortgage Trust, 5.29%, 11/15/55(a)	1,000	1,021,191
Bank
2.29%, 06/15/64	7,260	6,216,787
3.35%, 01/15/63(a)	1,400	1,212,162
4.79%, 02/15/52(a)	1,887	1,716,550
5.72%, 06/15/57	4,450	4,682,081
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,301,273
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	5,000	4,931,077
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	14,006,686
Series 2020, Class A5, 2.65%, 01/15/63	6,500	5,859,772
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	20,517,327
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	4,865,939
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 21-BN36, Class A5, 2.47%, 09/15/64	$8,930	$7,741,370
Bank5
5.64%, 10/15/57	2,000	2,039,142
5.77%, 06/15/57	9,520	9,858,689
5.79%, 06/15/57	2,000	2,065,424
5.89%, 11/15/57	5,000	5,217,440
6.42%, 08/15/57(a)	650	667,922
6.49%, 06/15/57(a)	2,950	3,099,071
7.14%, 07/15/56(a)	1,949	2,066,954
Bank5 Trust
6.23%, 05/15/57	3,000	3,148,736
6.97%, 05/15/57(a)	2,580	2,745,551
6.97%, 05/15/57(a)	1,000	1,046,402
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,087,651
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,096,816
BBCMS Mortgage Trust
2.69%, 11/15/54	3,000	2,620,606
4.05%, 12/15/51	4,000	3,909,259
4.60%, 06/15/55(a)	5,390	5,280,200
5.14%, 12/15/57	5,400	5,458,535
5.40%, 09/15/57	2,500	2,582,740
5.45%, 09/15/55(a)	500	484,430
5.45%, 04/15/56	1,000	1,029,027
5.53%, 11/15/57	1,500	1,562,787
5.55%, 07/15/57	1,000	1,027,675
5.63%, 09/15/57	5,100	5,197,824
5.71%, 12/15/55(a)	3,160	3,321,228
5.72%, 02/15/57	2,586	2,638,469
5.83%, 11/15/57(a)	1,000	1,044,806
5.84%, 09/15/57(a)	3,000	3,140,255
5.87%, 02/15/57	4,955	5,186,992
5.89%, 09/15/57	1,250	1,291,348
5.94%, 05/15/57(a)	3,210	3,316,792
5.95%, 03/15/57	3,000	3,118,552
5.97%, 07/15/56(a)	500	524,378
6.00%, 09/15/56(a)	18,820	20,066,553
6.00%, 05/15/57(a)	1,800	1,827,739
6.13%, 11/15/57	900	936,907
6.15%, 12/15/55(a)	1,500	1,551,829
6.15%, 03/15/57(a)	2,800	2,882,194
6.30%, 09/15/56(a)	3,000	3,203,775
6.36%, 03/15/57(a)	1,000	1,041,824
6.64%, 03/15/57(a)	1,660	1,715,418
6.70%, 07/15/57(a)	1,000	1,041,295
6.80%, 11/15/56(a)	3,970	4,478,727
7.45%, 12/15/56(a)	1,322	1,428,391
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,034,956
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	9,001,159
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	14,570,064
Series 2021-C11, Class A5, 2.32%, 09/15/54	5,765	4,954,162
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,433,784
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	18,590	16,405,303
Benchmark Mortgage Trust
2.91%, 09/15/43(a)	750	605,113
3.18%, 02/15/53(a)	1,000	870,394
5.33%, 02/15/58	6,000	6,056,594
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.36%, 05/15/55	$2,000	$2,028,227
5.60%, 08/15/57	3,700	3,810,869
5.77%, 05/15/56	1,000	1,031,702
6.06%, 01/10/57(a)	1,610	1,639,023
6.06%, 08/15/57(a)	1,500	1,555,168
6.38%, 03/15/57	4,460	4,649,508
6.67%, 03/15/57	1,770	1,842,876
6.79%, 03/15/57	3,130	3,289,981
6.85%, 05/15/56(a)	500	527,072
6.95%, 07/15/57(a)	2,000	2,122,271
6.95%, 07/15/57(a)	2,000	2,095,747
6.97%, 01/10/57(a)	1,850	1,945,106
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,292,563
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	6,828,957
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	6,008,679
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	9,939,678
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	1,100	1,052,312
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,502,832
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	19,389,772
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	18,883,959
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,093,718
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	5,994,969
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,341,913
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	21,151,142
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	398,660
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,209,062
BMARK, 7.46%, 11/15/56(a)	1,097	1,175,238
BMO Mortgage Trust
4.81%, 07/15/54(a)	1,981	1,978,220
5.31%, 09/15/54	1,200	1,223,361
5.63%, 12/15/57(a)	1,100	1,137,038
5.74%, 12/15/57(a)	900	902,375
5.75%, 09/15/57(a)	1,000	1,023,832
5.86%, 02/15/57	3,730	3,872,352
5.89%, 11/15/57(a)	3,500	3,608,750
5.91%, 03/15/57(a)	7,550	7,881,344
5.96%, 09/15/56(a)	30,000	31,948,169
6.09%, 09/15/57(a)	750	764,805
6.14%, 03/15/57(a)	2,330	2,437,504
6.20%, 11/15/57(a)	4,700	4,860,859
6.23%, 03/15/57(a)	1,500	1,522,489
6.29%, 02/15/57(a)	5,310	5,516,063
6.36%, 02/15/57(a)	260	272,252
7.24%, 11/15/56(a)	11,200	11,997,805
CD Mortgage Trust
3.91%, 11/13/50(a)	995	929,384
Series 2017-CD3, Class A4, 3.63%, 02/10/50	5,500	5,241,495
Series 2017-CD5, Class A4, 3.43%, 08/15/50	1,020	984,018
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	$2,000	$1,815,140
3.74%, 03/10/51	1,932	1,880,420
3.92%, 12/15/72(a)	1,500	1,345,684
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	10,962,463
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,475,555
Series 2017-P8, Class A3, 3.20%, 09/15/50	2,000	1,930,034
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,596,645
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,369,452
Commission Mortgage Trust, Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,957,278
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	458,963
4.45%, 04/15/51(a)	1,500	1,431,719
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,401,590
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,078,563
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	26,438,171
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,152,381
Series 2020-C19, Class A3, 2.56%, 03/15/53	5,500	4,874,011
DBJPM Mortgage Trust
3.56%, 06/10/50(a)	5,500	5,195,135
Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	971,358
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,270,141
3.00%, 09/25/29	20,868	19,789,580
3.53%, 09/25/32	1,000	933,162
3.78%, 01/25/32	10,817	10,497,539
3.78%, 11/25/32(a)	17,795	16,943,983
3.80%, 03/25/32	1,948	1,892,409
3.82%, 12/25/32(a)	21,500	20,515,575
4.05%, 07/25/33	35,000	33,820,599
4.20%, 05/25/33	48,000	46,901,157
4.25%, 04/25/33	40,000	39,231,950
4.28%, 07/25/30	10,500	10,444,150
4.35%, 01/25/33(a)	33,140	32,741,955
4.46%, 08/25/31	5,000	4,998,607
4.51%, 07/25/29	5,700	5,725,208
4.74%, 08/25/28(a)	15,000	15,162,884
4.80%, 09/25/28(a)	3,920	3,970,400
4.85%, 09/25/28	5,000	5,071,583
5.20%, 02/25/31	5,560	5,771,459
5.36%, 01/25/29(a)	14,300	14,761,891
5.40%, 01/25/29	15,000	15,510,762
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,537,428
1.81%, 10/25/31(a)	3,000	2,557,447
2.40%, 11/25/31	5,000	4,406,562
4.18%, 07/25/28(a)	19,104	19,015,133
Series 2020-M20, Class A2, 1.44%, 10/25/29	2,000	1,761,166
GS Mortgage Securities Trust
3.45%, 05/12/53(a)	1,840	1,612,754
3.70%, 02/10/52	1,000	958,955
4.38%, 07/10/51(a)	2,433	2,331,610
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,470,417
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	$3,000	$2,914,917
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,930,774
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,414,982
JPMCC Commercial Mortgage Securities Trust, 4.03%, 03/10/52	3,500	3,364,561
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,166,624
Series 2016-C28, Class AS, 3.95%, 01/15/49	2,000	1,956,054
Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	9,356,548
Morgan Stanley Capital I Trust
2.75%, 06/15/54(a)	2,000	1,700,769
2.88%, 02/15/53	1,264	1,136,819
4.85%, 07/15/51(a)	1,000	954,225
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,614,942
Series 2018, Class A3, 4.14%, 10/15/51	21,700	21,168,655
Series 2018-H3, Class A4, 3.91%, 07/15/51	687	668,553
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	7,214,879
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,043,228
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,022,223
UBS Commercial Mortgage Trust
3.17%, 08/15/50	4,626	4,518,101
4.03%, 08/15/51	5,496	5,367,915
4.58%, 12/15/50(a)	528	491,851
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,676,308
Wells Fargo Commercial Mortgage Trust
3.31%, 11/15/54	500	415,258
4.15%, 03/15/51(a)	1,749	1,691,239
4.19%, 11/15/50(a)	110	104,830
4.55%, 03/15/52	1,000	966,674
4.67%, 09/15/61(a)	3,000	2,951,710
5.93%, 07/15/57	3,000	3,124,201
6.10%, 01/15/58	1,000	1,051,869
Class A4, 2.34%, 08/15/54	4,600	3,941,978
Class ASB, 4.17%, 05/15/51	525	521,188
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,631,014
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,783,766
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,172,304
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,506,313
		1,219,443,516
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,264,682,424)		1,219,443,516
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	2,968	2,584,276
3.38%, 03/01/41	2,257	1,728,063
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Advertising (continued)
4.65%, 10/01/28	$3,101	$3,094,506
4.75%, 03/30/30	4,018	3,998,674
5.38%, 06/15/33	2,678	2,709,948
5.40%, 10/01/48	2,250	2,174,630
Omnicom Group Inc.
2.45%, 04/30/30	3,537	3,164,925
2.60%, 08/01/31	4,174	3,650,608
4.20%, 06/01/30	3,612	3,523,499
5.30%, 11/01/34	3,265	3,286,133
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	8,535	8,446,974
		38,362,236
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.25%, 06/15/26	3,444	3,331,007
2.70%, 02/01/27	4,990	4,798,643
2.80%, 03/01/27	2,038	1,958,193
2.95%, 02/01/30	6,174	5,608,278
3.10%, 05/01/26	4,956	4,867,088
3.20%, 03/01/29	4,541	4,250,253
3.25%, 02/01/28	3,670	3,504,314
3.25%, 03/01/28	2,734	2,606,644
3.25%, 02/01/35	3,579	2,936,078
3.38%, 06/15/46	2,608	1,767,308
3.45%, 11/01/28	2,623	2,489,390
3.50%, 03/01/39	2,144	1,645,996
3.55%, 03/01/38	1,878	1,471,982
3.60%, 05/01/34	3,716	3,202,039
3.63%, 02/01/31	4,027	3,718,651
3.63%, 03/01/48	2,703	1,884,570
3.65%, 03/01/47	2,201	1,547,118
3.75%, 02/01/50	6,323	4,480,513
3.83%, 03/01/59	2,217	1,480,820
3.85%, 11/01/48	2,394	1,717,841
3.90%, 05/01/49	4,921	3,547,926
3.95%, 08/01/59	5,223	3,620,385
5.04%, 05/01/27	8,244	8,274,972
5.15%, 05/01/30	15,423	15,452,214
5.71%, 05/01/40	10,382	10,178,845
5.81%, 05/01/50	22,196	21,439,594
5.88%, 02/15/40	2,613	2,592,418
5.93%, 05/01/60	14,542	13,852,912
6.13%, 02/15/33	2,328	2,431,039
6.26%, 05/01/27	5,135	5,275,181
6.30%, 05/01/29	5,325	5,572,695
6.39%, 05/01/31	2,535	2,700,767
6.53%, 05/01/34	10,565	11,325,915
6.63%, 02/15/38	1,789	1,920,638
6.86%, 05/01/54	6,785	7,459,991
6.88%, 03/15/39(b)	2,611	2,818,194
7.01%, 05/01/64	3,320	3,661,885
GE Capital Funding LLC, 4.55%, 05/15/32	4,637	4,538,388
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,419	4,205,830
General Dynamics Corp.
1.15%, 06/01/26	4,240	4,083,414
2.13%, 08/15/26	4,423	4,289,777
2.25%, 06/01/31	2,185	1,904,154
2.63%, 11/15/27	3,169	3,031,398
2.85%, 06/01/41	3,619	2,649,499
3.50%, 04/01/27	3,247	3,193,794
Security	Par (000)	Value
Aerospace & Defense (continued)
3.60%, 11/15/42	$1,263	$1,027,842
3.63%, 04/01/30	5,227	5,002,979
3.75%, 05/15/28	5,793	5,681,876
4.25%, 04/01/40	4,254	3,802,787
4.25%, 04/01/50	4,065	3,434,241
General Electric Co.
4.35%, 05/01/50	1,065	922,410
4.50%, 03/11/44	1,600	1,435,661
5.88%, 01/14/38	2,247	2,394,303
6.75%, 03/15/32	3,065	3,418,548
6.88%, 01/10/39	1,530	1,781,067
HEICO Corp.
5.25%, 08/01/28	1,560	1,589,894
5.35%, 08/01/33	1,700	1,718,117
Hexcel Corp.
4.20%, 02/15/27	2,635	2,594,665
5.88%, 02/26/35	895	918,551
Howmet Aerospace Inc.
3.00%, 01/15/29	710	669,661
4.85%, 10/15/31	1,140	1,140,580
5.90%, 02/01/27	390	399,097
5.95%, 02/01/37	1,675	1,775,085
6.75%, 01/15/28	1,290	1,366,090
L3Harris Technologies Inc.
1.80%, 01/15/31	3,710	3,134,026
2.90%, 12/15/29	2,756	2,535,850
3.85%, 12/15/26	5,277	5,212,919
4.40%, 06/15/28	9,884	9,799,640
4.85%, 04/27/35	1,876	1,812,110
5.05%, 06/01/29	2,450	2,475,938
5.05%, 04/27/45	2,523	2,368,995
5.25%, 06/01/31	2,150	2,185,861
5.35%, 06/01/34	3,065	3,102,242
5.40%, 01/15/27	5,725	5,804,837
5.40%, 07/31/33	6,080	6,179,287
5.50%, 08/15/54	2,895	2,856,482
5.60%, 07/31/53	2,390	2,380,233
6.15%, 12/15/40	2,130	2,265,334
Lockheed Martin Corp.
1.85%, 06/15/30	3,100	2,696,751
2.80%, 06/15/50	4,678	3,018,828
3.60%, 03/01/35	2,473	2,211,341
3.80%, 03/01/45	5,270	4,251,877
3.90%, 06/15/32	3,640	3,436,106
4.07%, 12/15/42	4,083	3,478,628
4.09%, 09/15/52	7,801	6,346,304
4.15%, 06/15/53	4,670	3,831,471
4.30%, 06/15/62	4,360	3,527,988
4.45%, 05/15/28	1,335	1,340,115
4.50%, 02/15/29	2,105	2,104,963
4.50%, 05/15/36	2,240	2,142,893
4.70%, 12/15/31	1,420	1,417,890
4.70%, 05/15/46	5,484	5,005,929
4.75%, 02/15/34	3,565	3,517,820
4.80%, 08/15/34	2,775	2,731,308
5.10%, 11/15/27	5,080	5,179,919
5.20%, 02/15/55	3,610	3,490,555
5.20%, 02/15/64	2,500	2,372,798
5.25%, 01/15/33	4,085	4,183,446
5.70%, 11/15/54	3,325	3,447,056
5.72%, 06/01/40	2,412	2,538,502
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.90%, 11/15/63	$2,635	$2,792,012
Series B, 6.15%, 09/01/36	2,930	3,219,488
Northrop Grumman Corp.
3.20%, 02/01/27	3,331	3,256,699
3.25%, 01/15/28	9,798	9,457,087
3.85%, 04/15/45	3,154	2,531,608
4.03%, 10/15/47	9,526	7,721,363
4.40%, 05/01/30	2,637	2,603,035
4.60%, 02/01/29	2,360	2,363,669
4.70%, 03/15/33	3,710	3,649,346
4.75%, 06/01/43	4,824	4,412,932
4.90%, 06/01/34	3,290	3,264,924
4.95%, 03/15/53	3,885	3,551,352
5.05%, 11/15/40	2,338	2,245,936
5.15%, 05/01/40	2,515	2,458,485
5.20%, 06/01/54	4,955	4,731,591
5.25%, 05/01/50	4,518	4,331,054
RTX Corp.
1.90%, 09/01/31	4,416	3,683,991
2.25%, 07/01/30	4,935	4,365,567
2.38%, 03/15/32	4,367	3,709,501
2.65%, 11/01/26	2,608	2,536,464
2.82%, 09/01/51	4,294	2,687,589
3.03%, 03/15/52	5,877	3,833,798
3.13%, 05/04/27	5,746	5,578,816
3.13%, 07/01/50	5,505	3,704,265
3.50%, 03/15/27	5,890	5,775,914
3.75%, 11/01/46	5,099	3,955,772
4.05%, 05/04/47	3,423	2,768,003
4.13%, 11/16/28	11,614	11,442,173
4.15%, 05/15/45	4,605	3,832,598
4.35%, 04/15/47	5,136	4,345,085
4.45%, 11/16/38	3,315	3,041,828
4.50%, 06/01/42	15,267	13,560,103
4.63%, 11/16/48	7,143	6,254,614
4.70%, 12/15/41	2,840	2,601,524
4.80%, 12/15/43	2,479	2,270,753
4.88%, 10/15/40	1,939	1,831,870
5.15%, 02/27/33	5,200	5,243,662
5.38%, 02/27/53	4,555	4,433,857
5.40%, 05/01/35	902	922,415
5.70%, 04/15/40	870	905,106
5.75%, 11/08/26	7,030	7,165,038
5.75%, 01/15/29	3,215	3,339,464
6.00%, 03/15/31	4,780	5,074,075
6.05%, 06/01/36	690	740,857
6.10%, 03/15/34	6,515	6,997,891
6.13%, 07/15/38	1,620	1,745,096
6.40%, 03/15/54	5,175	5,768,657
7.20%, 08/15/27	2,533	2,693,538
7.50%, 09/15/29	2,418	2,699,405
		576,848,117
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	8,005	6,745,818
2.63%, 09/16/26	3,180	3,091,278
3.40%, 05/06/30	4,024	3,745,980
3.40%, 02/04/41	6,737	5,007,958
3.70%, 02/04/51	5,817	4,085,162
3.88%, 09/16/46	6,702	4,996,106
4.00%, 02/04/61(b)	4,175	2,994,893
Security	Par (000)	Value
Agriculture (continued)
4.25%, 08/09/42	$4,449	$3,611,342
4.45%, 05/06/50	2,823	2,247,663
4.50%, 05/02/43	3,173	2,662,896
4.80%, 02/14/29	6,489	6,502,824
4.88%, 02/04/28	780	786,064
5.38%, 01/31/44	8,237	7,949,412
5.63%, 02/06/35	610	620,433
5.80%, 02/14/39	8,962	9,061,493
5.95%, 02/14/49	9,682	9,691,220
6.20%, 11/01/28	2,550	2,674,559
6.88%, 11/01/33	1,980	2,193,390
Archer-Daniels-Midland Co.
2.50%, 08/11/26	6,470	6,301,337
2.70%, 09/15/51	3,010	1,867,619
2.90%, 03/01/32	3,435	3,037,843
3.25%, 03/27/30	5,546	5,203,653
3.75%, 09/15/47	2,299	1,791,438
4.02%, 04/16/43	2,057	1,746,785
4.50%, 08/15/33	1,670	1,616,528
4.50%, 03/15/49	2,594	2,249,139
4.54%, 03/26/42	2,232	2,036,534
5.38%, 09/15/35	1,946	2,016,405
5.94%, 10/01/32	1,852	1,993,583
BAT Capital Corp.
2.26%, 03/25/28	4,255	3,965,871
2.73%, 03/25/31	5,128	4,527,022
3.22%, 09/06/26	5,211	5,103,913
3.46%, 09/06/29	2,627	2,486,211
3.56%, 08/15/27	4,738	4,621,872
3.73%, 09/25/40	1,260	985,762
3.98%, 09/25/50	610	447,293
4.39%, 08/15/37	11,334	10,037,632
4.54%, 08/15/47	7,540	6,151,262
4.70%, 04/02/27	5,804	5,809,967
4.74%, 03/16/32	4,230	4,136,300
4.76%, 09/06/49	4,793	4,011,245
4.91%, 04/02/30	4,273	4,282,773
5.28%, 04/02/50	2,337	2,107,561
5.65%, 03/16/52	2,935	2,772,986
5.83%, 02/20/31	3,545	3,687,561
6.00%, 02/20/34	3,605	3,771,694
6.34%, 08/02/30	4,675	4,989,251
6.42%, 08/02/33	5,430	5,830,859
7.08%, 08/02/43	3,475	3,848,795
7.08%, 08/02/53	4,520	5,099,764
7.75%, 10/19/32	2,726	3,136,626
BAT International Finance PLC
1.67%, 03/25/26	5,164	5,005,501
4.45%, 03/16/28	5,930	5,888,292
5.93%, 02/02/29	5,095	5,299,109
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,685	5,051,998
3.25%, 08/15/26	4,468	4,384,739
3.75%, 09/25/27	3,191	3,129,299
4.10%, 01/07/28	2,960	2,924,612
4.20%, 09/17/29	2,940	2,882,943
4.65%, 09/17/34	1,885	1,818,781
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(c)	3,260	3,371,041
Philip Morris International Inc.
0.88%, 05/01/26	3,154	3,028,895
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
1.75%, 11/01/30	$4,738	$4,049,622
2.10%, 05/01/30	3,288	2,900,554
3.13%, 08/17/27	2,935	2,849,762
3.13%, 03/02/28	3,246	3,123,070
3.38%, 08/15/29	5,988	5,691,539
3.88%, 08/21/42	4,446	3,630,129
4.13%, 03/04/43	4,309	3,617,059
4.25%, 11/10/44	3,728	3,162,735
4.38%, 11/01/27	3,340	3,329,177
4.38%, 11/15/41	4,217	3,687,181
4.50%, 03/20/42	3,605	3,208,899
4.63%, 11/01/29	2,960	2,964,570
4.75%, 02/12/27	4,515	4,539,769
4.75%, 11/01/31	3,080	3,063,741
4.88%, 02/15/28	8,835	8,935,863
4.88%, 02/13/29	3,265	3,294,907
4.88%, 11/15/43	3,305	3,043,128
4.90%, 11/01/34(b)	2,790	2,748,676
5.13%, 11/17/27	7,237	7,353,150
5.13%, 02/15/30	6,360	6,475,707
5.13%, 02/13/31	4,795	4,879,091
5.25%, 09/07/28	2,265	2,318,518
5.25%, 02/13/34	7,365	7,452,480
5.38%, 02/15/33	8,520	8,718,283
5.50%, 09/07/30	2,350	2,437,693
5.63%, 11/17/29	5,410	5,630,642
5.63%, 09/07/33	2,995	3,113,003
5.75%, 11/17/32	5,281	5,537,599
6.38%, 05/16/38	6,423	7,094,114
Reynolds American Inc.
5.70%, 08/15/35	3,524	3,581,544
5.85%, 08/15/45	9,663	9,399,567
6.15%, 09/15/43	2,581	2,617,252
7.25%, 06/15/37	2,510	2,819,806
		390,395,615
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	1,209	1,178,199
Series 2015-1, Class A, 3.38%, 11/01/28	1,920	1,853,511
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	2,347	2,271,957
Series 2016-1, Class AA, 3.58%, 07/15/29	1,367	1,319,684
Series 2016-2, Class AA, 3.20%, 12/15/29	2,308	2,195,922
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	1,103	1,037,876
Series 2017-1, Class AA, 3.65%, 02/15/29	2,178	2,073,212
Series 2017-2, Class AA, 3.35%, 04/15/31	2,238	2,111,667
Series 2019-1, Class AA, 3.15%, 08/15/33	2,575	2,350,558
Series A, Class A, 2.88%, 01/11/36	3,433	3,000,022
Delta Air Lines Inc.
3.75%, 10/28/29	2,200	2,070,222
4.38%, 04/19/28	1,270	1,248,957
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(b)	4,064	3,807,720
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(b)	2,872	2,678,756
Series 2019-1, Class AA, 2.75%, 11/15/33	2,347	2,044,782
Southwest Airlines Co.
2.63%, 02/10/30	2,918	2,616,190
3.00%, 11/15/26	2,225	2,164,757
3.45%, 11/16/27	2,043	1,979,718
Security	Par (000)	Value
Airlines (continued)
5.13%, 06/15/27	$8,742	$8,822,091
United Airlines Pass-Through Trust
5.80%, 07/15/37	5,881	6,016,916
Series 2014-1, Class A, 4.00%, 10/11/27(b)	2,410	2,375,186
Series 2014-2, Class A, 3.75%, 03/03/28(b)	3,479	3,417,190
Series 2016-1, Class AA, 3.10%, 01/07/30	2,728	2,580,232
Series 2016-2, Class AA, 2.88%, 04/07/30	2,361	2,209,376
Series 2018-1, Class AA, 3.50%, 09/01/31	2,978	2,815,977
Series 2019, Class AA, 4.15%, 02/25/33	1,799	1,710,004
Series 2019-2, Class AA, 2.70%, 11/01/33	3,397	3,021,265
Series 2020-1, 5.88%, 04/15/29	3,874	3,930,143
Series 24-A, 5.88%, 08/15/38	1,829	1,843,706
Series AA, 5.45%, 08/15/38	4,496	4,515,068
		81,260,864
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26	5,068	4,921,957
2.75%, 03/27/27	6,343	6,155,787
2.85%, 03/27/30	7,510	6,951,716
3.25%, 03/27/40	5,120	4,109,580
3.38%, 11/01/46	2,915	2,178,632
3.38%, 03/27/50	5,807	4,244,764
3.63%, 05/01/43	2,949	2,391,383
3.88%, 11/01/45	4,983	4,081,093
Ralph Lauren Corp., 2.95%, 06/15/30	2,799	2,579,924
Tapestry Inc.
3.05%, 03/15/32(b)	2,503	2,182,486
4.13%, 07/15/27	2,031	2,001,318
5.10%, 03/11/30	1,475	1,480,437
5.50%, 03/11/35	685	684,225
		43,963,302
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.30%, 09/09/26	5,085	4,853,857
1.80%, 01/13/31	2,632	2,224,892
2.00%, 03/24/28	3,840	3,564,639
2.25%, 01/12/29	3,225	2,954,768
2.30%, 09/09/26	3,991	3,867,686
2.35%, 01/08/27	2,646	2,547,562
3.50%, 02/15/28	2,806	2,728,229
4.40%, 10/05/26	2,220	2,218,475
4.40%, 09/05/29	3,570	3,526,623
4.45%, 10/22/27	3,015	3,010,567
4.60%, 04/17/30	4,065	4,040,160
4.70%, 01/12/28(b)	3,235	3,258,661
4.85%, 10/23/31	2,905	2,899,447
4.90%, 03/12/27	3,335	3,361,230
4.90%, 07/09/27	2,035	2,053,484
4.90%, 03/13/29	3,635	3,670,241
4.90%, 01/10/34(b)	2,365	2,325,910
5.05%, 07/10/31	3,145	3,174,323
5.13%, 07/07/28	2,925	2,978,749
5.25%, 07/07/26	2,465	2,491,884
5.65%, 11/15/28	3,485	3,603,298
5.85%, 10/04/30	2,855	3,010,280
Cummins Inc.
1.50%, 09/01/30	4,549	3,871,113
2.60%, 09/01/50	5,145	3,166,010
4.88%, 10/01/43	2,531	2,408,839
4.90%, 02/20/29	1,455	1,475,719
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.15%, 02/20/34	$1,450	$1,477,452
5.45%, 02/20/54	1,380	1,381,103
Ford Motor Co.
3.25%, 02/12/32	10,955	9,134,254
4.35%, 12/08/26	2,070	2,033,732
4.75%, 01/15/43	9,865	7,671,316
5.29%, 12/08/46	5,550	4,568,912
6.10%, 08/19/32	6,755	6,679,720
6.63%, 10/01/28	402	420,341
7.40%, 11/01/46	3,075	3,232,726
7.45%, 07/16/31	4,500	4,844,588
9.63%, 04/22/30	1,640	1,885,675
Ford Motor Credit Co. LLC
2.70%, 08/10/26	5,265	5,074,338
2.90%, 02/16/28	2,270	2,111,634
2.90%, 02/10/29	2,730	2,463,390
3.63%, 06/17/31	4,440	3,879,474
3.82%, 11/02/27	2,181	2,087,421
4.00%, 11/13/30	7,400	6,723,731
4.13%, 08/17/27	4,580	4,428,906
4.27%, 01/09/27	2,345	2,295,387
4.54%, 08/01/26	5,571	5,512,207
4.95%, 05/28/27	4,715	4,662,885
5.11%, 05/03/29	10,535	10,242,817
5.13%, 11/05/26	3,150	3,140,903
5.30%, 09/06/29	2,650	2,592,849
5.80%, 03/05/27	8,620	8,678,222
5.80%, 03/08/29	4,250	4,258,316
5.85%, 05/17/27	5,070	5,109,261
5.88%, 11/07/29	2,200	2,201,109
6.05%, 03/05/31	4,380	4,370,534
6.05%, 11/05/31	2,910	2,901,374
6.13%, 03/08/34	7,035	6,855,859
6.50%, 02/07/35	2,800	2,798,071
6.80%, 05/12/28	6,435	6,650,101
6.80%, 11/07/28	5,490	5,694,655
6.95%, 03/06/26	6,385	6,473,750
6.95%, 06/10/26	6,079	6,196,868
7.12%, 11/07/33	5,375	5,587,512
7.20%, 06/10/30	3,270	3,433,396
7.35%, 11/04/27	8,750	9,107,494
7.35%, 03/06/30	5,120	5,430,837
General Motors Co.
4.20%, 10/01/27	3,884	3,823,744
5.00%, 10/01/28	5,425	5,442,066
5.00%, 04/01/35	3,848	3,631,073
5.15%, 04/01/38	4,390	4,076,683
5.20%, 04/01/45	5,852	5,096,818
5.40%, 10/15/29	2,720	2,745,184
5.40%, 04/01/48	3,736	3,314,289
5.60%, 10/15/32	5,905	5,956,289
5.95%, 04/01/49	4,322	4,114,232
6.25%, 10/02/43	6,545	6,496,148
6.60%, 04/01/36	5,545	5,878,122
6.75%, 04/01/46	3,682	3,837,230
6.80%, 10/01/27	5,451	5,690,663
General Motors Financial Co. Inc.
1.50%, 06/10/26	6,550	6,283,961
2.35%, 02/26/27	4,540	4,331,206
2.35%, 01/08/31	2,870	2,442,636
2.40%, 04/10/28	5,120	4,750,149
Security	Par (000)	Value
Auto Manufacturers (continued)
2.40%, 10/15/28	$5,372	$4,915,717
2.70%, 08/20/27	3,254	3,090,750
2.70%, 06/10/31	5,350	4,585,605
3.10%, 01/12/32	4,312	3,729,641
3.60%, 06/21/30	3,571	3,296,365
3.85%, 01/05/28	2,539	2,469,644
4.00%, 10/06/26	4,180	4,128,017
4.30%, 04/06/29	3,130	3,031,873
4.35%, 01/17/27	5,684	5,632,634
4.90%, 10/06/29	2,815	2,779,762
5.00%, 04/09/27	5,700	5,715,046
5.05%, 04/04/28	3,200	3,206,227
5.25%, 03/01/26	6,130	6,148,801
5.35%, 07/15/27	850	859,244
5.35%, 01/07/30	2,615	2,623,996
5.40%, 04/06/26	3,350	3,370,403
5.40%, 05/08/27	3,150	3,184,140
5.45%, 09/06/34	2,735	2,675,962
5.55%, 07/15/29	3,940	3,997,514
5.60%, 06/18/31	1,470	1,485,996
5.63%, 04/04/32	1,585	1,589,542
5.65%, 01/17/29	2,629	2,684,949
5.75%, 02/08/31	2,475	2,515,983
5.80%, 06/23/28	3,245	3,324,787
5.80%, 01/07/29	4,530	4,640,169
5.85%, 04/06/30	3,790	3,886,726
5.90%, 01/07/35	3,345	3,371,864
5.95%, 04/04/34	5,590	5,653,500
6.00%, 01/09/28	4,240	4,364,349
6.10%, 01/07/34	6,812	6,955,655
6.40%, 01/09/33	4,668	4,878,283
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,650	2,552,292
2.97%, 03/10/32	3,900	3,452,926
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,789	8,030,254
PACCAR Financial Corp.
1.10%, 05/11/26	2,634	2,538,274
2.00%, 02/04/27	2,125	2,039,056
4.00%, 09/26/29	1,590	1,562,240
4.45%, 03/30/26	1,465	1,465,683
4.45%, 08/06/27	2,790	2,802,466
4.55%, 03/03/28	2,125	2,139,995
4.60%, 01/10/28	1,825	1,843,038
4.60%, 01/31/29	1,805	1,820,071
4.95%, 08/10/28	660	673,447
5.00%, 05/13/27	3,540	3,594,111
5.00%, 03/22/34	1,540	1,565,315
5.05%, 08/10/26	1,530	1,546,645
5.20%, 11/09/26	1,595	1,621,589
Series R, 4.50%, 11/25/26	2,080	2,090,115
Toyota Motor Corp.
1.34%, 03/25/26	4,685	4,539,601
2.36%, 03/25/31	2,505	2,218,831
2.76%, 07/02/29	2,168	2,033,353
3.67%, 07/20/28	3,130	3,082,387
5.12%, 07/13/28	2,648	2,710,777
5.12%, 07/13/33	1,580	1,622,865
5.28%, 07/13/26	1,415	1,433,559
Toyota Motor Credit Corp.
1.13%, 06/18/26	6,079	5,841,564
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
1.15%, 08/13/27	$3,432	$3,185,833
1.65%, 01/10/31	3,210	2,721,113
1.90%, 01/13/27	4,255	4,072,318
1.90%, 04/06/28	4,269	3,968,089
1.90%, 09/12/31	2,875	2,423,157
2.15%, 02/13/30	5,219	4,659,669
2.40%, 01/13/32	1,165	1,002,326
3.05%, 03/22/27	7,030	6,854,700
3.05%, 01/11/28	3,485	3,368,186
3.20%, 01/11/27	4,402	4,318,087
3.38%, 04/01/30	4,609	4,355,566
3.65%, 01/08/29	4,375	4,245,096
4.35%, 10/08/27	4,850	4,855,230
4.45%, 05/18/26	4,735	4,745,703
4.45%, 06/29/29	3,710	3,700,738
4.55%, 08/07/26	4,130	4,145,790
4.55%, 09/20/27	3,185	3,202,894
4.55%, 08/09/29	4,230	4,232,868
4.55%, 05/17/30	3,425	3,419,266
4.60%, 01/08/27(b)	2,005	2,017,606
4.60%, 10/10/31	3,840	3,803,957
4.63%, 01/12/28	4,870	4,910,390
4.65%, 01/05/29	2,210	2,226,281
4.70%, 01/12/33	3,145	3,114,371
4.80%, 01/05/34	1,180	1,170,648
4.95%, 01/09/30	2,495	2,538,621
5.00%, 08/14/26	4,370	4,413,394
5.05%, 05/16/29	2,275	2,316,731
5.10%, 03/21/31	3,050	3,106,821
5.20%, 05/15/26	2,295	2,320,611
5.25%, 09/11/28	2,065	2,117,368
5.35%, 01/09/35	1,880	1,921,209
5.40%, 11/20/26	4,140	4,213,632
5.45%, 11/10/27	4,245	4,362,202
5.55%, 11/20/30	4,540	4,739,363
Series B, 5.00%, 03/19/27	3,310	3,352,436
		647,226,127
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51	6,880	4,223,903
4.35%, 03/15/29	1,690	1,660,158
4.40%, 10/01/46	1,542	1,203,184
5.40%, 03/15/49	1,937	1,730,962
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	3,735	3,295,033
4.15%, 05/01/52	5,075	3,744,110
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	1,420	1,399,492
5.15%, 09/13/34(b)	1,950	1,882,278
5.75%, 09/13/54	2,410	2,243,215
BorgWarner Inc.
2.65%, 07/01/27	5,313	5,076,561
4.38%, 03/15/45	2,860	2,371,087
4.95%, 08/15/29	2,065	2,071,614
5.40%, 08/15/34(b)	1,025	1,024,613
Lear Corp.
2.60%, 01/15/32	1,920	1,627,651
3.50%, 05/30/30	2,010	1,867,906
3.55%, 01/15/52	1,870	1,261,521
3.80%, 09/15/27	2,389	2,336,798
4.25%, 05/15/29	2,495	2,423,438
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.25%, 05/15/49(b)	$2,380	$2,104,349
Magna International Inc.
2.45%, 06/15/30	1,943	1,727,820
5.05%, 03/14/29	2,895	2,920,960
5.50%, 03/21/33(b)	1,840	1,882,638
5.98%, 03/21/26	680	679,983
		50,759,274
Banks — 5.5%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	390	400,300
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	3,780	3,743,120
4.42%, 12/16/26	4,250	4,263,679
4.62%, 12/16/29	3,810	3,837,372
4.75%, 01/18/27	5,635	5,681,498
4.90%, 07/16/27	3,785	3,836,174
5.00%, 03/18/26	5,200	5,237,752
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	3,350	3,424,461
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	4,530	4,644,397
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)	3,590	3,695,050
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	3,000	3,405,347
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	5,453	5,211,269
1.85%, 03/25/26	6,499	6,307,901
2.75%, 12/03/30	5,560	4,857,569
2.96%, 03/25/31	4,390	3,921,180
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	4,860	4,257,413
3.31%, 06/27/29	5,057	4,767,079
3.49%, 05/28/30	4,773	4,438,499
3.80%, 02/23/28	4,409	4,296,534
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	5,493	5,428,871
4.25%, 04/11/27	6,503	6,438,742
4.38%, 04/12/28	5,054	4,993,140
5.29%, 08/18/27	6,263	6,329,634
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	6,990	7,077,292
5.44%, 07/15/31	5,760	5,896,800
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	5,240	5,349,226
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	5,200	5,273,738
5.57%, 01/17/30	2,360	2,418,801
5.59%, 08/08/28	7,280	7,484,160
6.03%, 01/17/35	3,360	3,491,667
6.35%, 03/14/34	5,250	5,443,634
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	4,630	4,767,370
6.61%, 11/07/28	5,450	5,788,416
6.92%, 08/08/33	8,595	9,249,123
6.94%, 11/07/33	6,310	7,062,073
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	22,658	21,792,126
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	8,395	7,210,138
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	13,106	11,176,006
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	12,855	11,837,751
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	16,695	14,232,850
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	10,825	9,018,660
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	$17,405	$15,583,232
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	11,010	10,589,497
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	12,705	10,970,254
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	14,584	13,076,971
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	22,597	16,183,434
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	16,534	14,548,966
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	5,129	3,269,826
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	6,198	5,702,851
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	20,765	18,214,883
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	9,940	6,537,413
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	10,834	10,135,211
3.25%, 10/21/27	11,510	11,173,742
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	15,755	12,111,411
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	24,702	23,857,676
3.50%, 04/19/26	12,461	12,324,272
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(a)	11,257	11,124,134
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	9,866	9,613,980
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	9,789	9,594,436
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	12,073	11,899,554
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	6,555	5,911,127
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	5,830	4,677,455
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	10,545	10,338,753
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	12,318	11,954,970
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	6,239	5,443,776
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	22,558	18,216,800
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	10,078	9,150,846
4.25%, 10/22/26	10,993	10,943,890
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	9,344	9,213,077
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	12,261	10,339,436
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	9,296	9,238,355
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	9,116	7,878,162
4.45%, 03/03/26	9,696	9,683,905
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	14,910	14,442,203
Security	Par (000)	Value
Banks (continued)
4.88%, 04/01/44	$3,193	$3,011,122
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	11,715	11,789,628
4.98%, 01/24/29(a)	13,390	13,505,507
5.00%, 01/21/44	9,485	9,090,169
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	19,040	18,969,586
5.16%, 01/24/31(a)	16,535	16,741,273
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	14,350	14,547,229
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	25,725	25,922,407
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	9,990	9,848,651
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	17,310	17,603,020
5.51%, 01/24/36(a)	10,950	11,189,705
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	13,635	13,481,132
5.74%, 02/12/36(a)	9,260	9,308,825
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	16,610	17,185,392
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	14,790	15,488,899
5.88%, 02/07/42	7,612	8,120,911
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	8,150	8,308,498
6.11%, 01/29/37	9,752	10,222,364
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	8,299	8,611,710
6.22%, 09/15/26	4,699	4,819,089
7.75%, 05/14/38	7,999	9,546,990
Series L, 4.18%, 11/25/27	8,763	8,669,276
Series L, 4.75%, 04/21/45	2,897	2,602,185
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(a)	13,535	13,134,419
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	10,991	9,691,324
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	5,415	3,938,630
Bank of America NA
5.53%, 08/18/26	7,815	7,935,960
6.00%, 10/15/36	6,688	7,074,489
Bank of Montreal
1.25%, 09/15/26	8,876	8,460,888
2.65%, 03/08/27	6,650	6,437,899
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	4,215	3,585,171
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	5,396	5,216,165
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(b)	2,230	2,218,342
5.00%, 01/27/29(a)	2,910	2,938,382
5.20%, 02/01/28	5,895	5,998,153
5.27%, 12/11/26	5,845	5,926,550
5.30%, 06/05/26	5,115	5,169,301
5.37%, 06/04/27	4,210	4,288,922
5.51%, 06/04/31	4,590	4,741,324
5.72%, 09/25/28	5,830	6,035,293
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	2,780	2,780,175
Series H, 4.70%, 09/14/27	5,045	5,070,806
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	$3,586	$3,404,677
1.65%, 07/14/28	2,220	2,037,639
1.65%, 01/28/31	2,812	2,387,078
1.80%, 07/28/31	2,895	2,457,145
2.05%, 01/26/27	5,205	5,000,253
2.45%, 08/17/26	5,171	5,037,154
2.50%, 01/26/32	2,460	2,136,530
2.80%, 05/04/26	4,072	4,002,553
3.00%, 10/30/28	3,559	3,368,827
3.25%, 05/16/27	4,812	4,703,717
3.30%, 08/23/29	4,049	3,814,966
3.40%, 01/29/28	6,184	6,025,877
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	5,246	5,139,330
3.85%, 04/28/28	6,095	6,016,054
3.85%, 04/26/29	3,275	3,201,619
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	2,867	2,834,247
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	3,672	3,515,772
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	4,345	4,347,091
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	2,755	2,748,409
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	3,155	3,089,027
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	3,465	3,494,241
4.94%, 02/11/31(a)	2,075	2,097,311
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	8,050	8,094,194
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	4,425	4,410,057
4.98%, 03/14/30, (1-day SOFR + 1.085%)(a)	5,160	5,231,216
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	5,220	5,281,383
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	5,025	5,070,028
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	4,085	4,159,293
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	2,960	3,023,268
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	5,004	5,170,864
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	6,730	7,103,613
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	4,515	4,772,081
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	4,870	5,355,241
Series J, 1.90%, 01/25/29	3,288	3,005,660
Bank of Nova Scotia (The)
1.05%, 03/02/26	5,530	5,351,321
1.30%, 09/15/26	4,775	4,555,582
1.35%, 06/24/26	4,195	4,034,183
1.95%, 02/02/27	4,750	4,544,596
2.15%, 08/01/31	2,926	2,493,141
2.45%, 02/02/32	3,875	3,324,784
2.70%, 08/03/26	6,921	6,756,138
Security	Par (000)	Value
Banks (continued)
2.95%, 03/11/27	$3,805	$3,696,412
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	2,210	2,196,197
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	5,387	5,008,039
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	1,810	1,790,369
4.85%, 02/01/30	6,625	6,656,328
4.93%, 02/14/29(a)	3,250	3,271,608
5.13%, 02/14/31(a)	3,600	3,631,383
5.25%, 06/12/28	3,330	3,401,667
5.35%, 12/07/26	4,745	4,815,980
5.40%, 06/04/27	3,770	3,844,351
5.45%, 08/01/29	3,310	3,402,046
5.65%, 02/01/34	3,765	3,915,548
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(b)	995	880,575
BankUnited Inc., 5.13%, 06/11/30	1,359	1,328,925
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	8,381	8,043,875
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	3,949	3,509,596
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	3,955	3,450,725
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	5,863	5,096,237
3.33%, 11/24/42, (1-year CMT + 1.300%)(a)	6,055	4,515,630
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	5,005	4,517,982
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(b)	3,413	2,721,109
4.34%, 01/10/28	6,075	6,028,339
4.84%, 05/09/28	8,888	8,850,489
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	3,790	3,788,969
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	5,700	5,673,604
4.95%, 01/10/47	8,125	7,449,876
4.97%, 05/16/29(a)	7,875	7,893,009
5.09%, 02/25/29(a)	7,580	7,624,862
5.09%, 06/20/30(a)	6,783	6,711,394
5.20%, 05/12/26	9,163	9,209,075
5.25%, 08/17/45	7,518	7,236,316
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	9,910	9,762,989
5.37%, 02/25/31(a)	7,460	7,545,255
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	8,560	8,697,440
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	4,720	4,800,474
5.69%, 03/12/30, (1-day SOFR + 1.740%)(a)	8,955	9,177,012
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	4,105	4,197,770
5.79%, 02/25/36(a)	7,100	7,211,482
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	7,370	7,464,576
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	1,150	1,191,847
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	8,165	8,573,384
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	4,585	4,819,144
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	2,435	2,496,912
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	6,080	6,593,178
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	7,560	8,191,718
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	$3,906	$4,149,843
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	8,235	9,240,744
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	1,805	1,781,229
BPCE SA, 3.38%, 12/02/26	2,463	2,419,019
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	3,810	3,658,179
3.45%, 04/07/27	4,215	4,131,438
3.60%, 04/07/32	4,680	4,295,356
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	3,335	3,331,340
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)(b)	2,765	2,742,797
4.86%, 01/13/28(a)	2,165	2,173,747
5.00%, 04/28/28	4,835	4,895,397
5.24%, 06/28/27	3,495	3,549,490
5.25%, 01/13/31(a)	2,845	2,886,866
5.26%, 04/08/29	4,565	4,652,653
5.62%, 07/17/26	2,995	3,040,083
5.93%, 10/02/26	3,835	3,918,468
5.99%, 10/03/28	3,645	3,806,302
6.09%, 10/03/33	4,845	5,163,044
Citibank NA
4.84%, 08/06/29	8,790	8,872,490
4.88%, 11/19/27, (1-day SOFR + 0.712%)(a)	5,220	5,241,975
4.93%, 08/06/26	5,260	5,298,224
5.44%, 04/30/26	9,375	9,476,744
5.49%, 12/04/26	8,980	9,130,265
5.57%, 04/30/34	5,680	5,869,830
5.80%, 09/29/28	6,730	7,006,629
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	11,523	11,068,340
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	5,430	4,650,457
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	12,290	10,666,278
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	18,920	16,833,841
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	11,522	10,386,209
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)	6,955	4,982,853
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	9,402	8,630,906
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	16,995	14,919,569
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	11,140	10,801,842
3.20%, 10/21/26	13,168	12,888,550
3.40%, 05/01/26	9,330	9,210,861
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	11,523	11,176,273
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	9,760	9,516,623
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	12,520	11,490,433
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	6,146	5,261,303
Security	Par (000)	Value
Banks (continued)
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	$11,842	$11,684,489
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	8,509	8,232,015
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	9,326	9,154,013
4.13%, 07/25/28	9,249	9,088,172
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	6,069	5,095,919
4.30%, 11/20/26	5,608	5,582,230
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	15,559	15,164,351
4.45%, 09/29/27	15,692	15,583,121
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	15,795	15,559,531
4.60%, 03/09/26	6,680	6,675,853
4.65%, 07/30/45	5,610	5,003,305
4.65%, 07/23/48	9,398	8,250,328
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	5,170	5,167,527
4.75%, 05/18/46	9,508	8,358,204
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	5,370	5,277,275
5.10%, 03/04/29(a)	10,000	10,029,699
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	6,955	7,029,123
5.30%, 05/06/44	5,380	5,137,551
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	7,107	6,980,512
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	1,750	1,692,200
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	11,350	11,512,120
5.59%, 11/19/34, (5-year CMT + 1.280%)(a)	1,670	1,677,258
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	9,085	9,116,459
5.85%, 03/04/56(a)	5,815	5,837,982
5.88%, 02/22/33	2,642	2,740,222
5.88%, 01/30/42	5,859	6,107,308
6.00%, 10/31/33	8,130	8,500,496
6.02%, 01/24/36(a)	5,015	5,100,159
6.13%, 08/25/36	3,758	3,897,740
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	8,490	8,746,951
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	12,620	13,456,930
6.63%, 01/15/28	4,817	5,097,511
6.63%, 06/15/32	6,075	6,572,841
6.68%, 09/13/43	5,469	6,044,012
8.13%, 07/15/39	9,853	12,340,875
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	2,838	2,823,445
Citizens Financial Group Inc.
2.50%, 02/06/30	1,676	1,492,864
2.64%, 09/30/32	3,077	2,557,154
2.85%, 07/27/26	2,600	2,535,827
3.25%, 04/30/30	3,603	3,309,333
5.54%, 03/05/31(a)	2,400	2,420,684
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	1,670	1,650,893
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	5,205	5,320,995
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	$670	$688,477
6.65%, 04/25/35, (1-day SOFR + 2.325%)(a)	3,155	3,396,293
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	2,025	1,961,899
Comerica Inc.
4.00%, 02/01/29	3,841	3,691,101
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	2,760	2,812,606
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	4,320	4,342,901
5.32%, 03/13/26	1,815	1,833,565
Cooperatieve Rabobank UA
3.75%, 07/21/26	6,473	6,381,358
5.25%, 05/24/41	7,516	7,524,752
5.25%, 08/04/45	5,315	5,184,914
5.75%, 12/01/43	5,745	5,902,929
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	2,810	2,812,422
4.49%, 10/17/29	3,530	3,526,601
4.80%, 01/09/29	1,470	1,490,351
4.88%, 01/21/28	2,610	2,650,189
5.04%, 03/05/27	3,010	3,049,926
5.50%, 10/05/26	3,725	3,795,189
Deutsche Bank AG/New York
1.69%, 03/19/26	7,443	7,229,175
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	7,253	6,956,957
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	5,755	5,530,445
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	3,124	2,744,159
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	7,362	6,786,456
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	5,995	5,383,683
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	5,615	4,909,486
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	4,015	3,932,200
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	4,460	4,438,188
5.37%, 09/09/27	3,644	3,720,535
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)	5,320	5,214,582
5.41%, 05/10/29	2,975	3,047,708
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	2,345	2,379,965
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	900	915,211
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	5,095	5,326,461
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	6,610	7,020,317
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	6,490	6,845,336
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	6,075	6,261,854
Series ., 5.37%, 01/10/29(a)	2,940	2,967,149
Security	Par (000)	Value
Banks (continued)
Discover Bank
2.70%, 02/06/30	$3,098	$2,798,090
3.45%, 07/27/26	5,073	4,984,462
4.25%, 03/13/26	2,180	2,166,492
4.65%, 09/13/28	4,122	4,100,496
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	3,129	2,982,591
2.55%, 05/05/27	3,959	3,788,595
3.95%, 03/14/28	5,880	5,762,851
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)	1,938	1,911,368
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	2,496	2,365,073
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	5,685	5,656,274
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	710	708,083
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	2,140	2,205,050
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	1,410	1,475,833
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	4,730	4,921,653
8.25%, 03/01/38	5,257	6,435,131
Fifth Third Bank NA
2.25%, 02/01/27	3,486	3,346,835
3.85%, 03/15/26	4,029	3,993,779
4.97%, 01/28/28(a)	2,295	2,309,306
First Horizon Bank, 5.75%, 05/01/30(b)	1,636	1,655,677
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,105	1,146,190
FNB Corp./PA, 5.72%, 12/11/30(a)	140	140,958
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	8,005	8,059,831
5.41%, 05/21/27, (1-day SOFR + 0.750%)(a)	9,475	9,577,624
Goldman Sachs Capital I, 6.35%, 02/15/34	6,203	6,594,628
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(a)	13,050	12,638,687
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	13,938	13,298,623
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	18,980	18,180,223
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	11,575	9,801,738
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	12,147	10,402,220
2.60%, 02/07/30	11,641	10,522,979
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	15,190	13,266,450
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	17,680	17,007,306
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	13,565	11,729,765
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	6,565	4,711,383
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	17,220	15,179,007
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	$9,843	$7,390,594
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	8,690	6,694,297
3.50%, 11/16/26	6,856	6,739,184
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	16,495	16,156,782
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	10,762	10,532,341
3.80%, 03/15/30	11,647	11,141,997
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	11,329	11,027,387
3.85%, 01/26/27	9,774	9,662,238
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	11,311	9,824,310
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	14,606	14,401,838
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	4,336	4,327,530
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	7,073	6,394,566
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	11,505	11,449,614
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	6,785	6,736,088
4.75%, 10/21/45	8,124	7,356,157
4.80%, 07/08/44	7,934	7,188,065
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	12,325	12,049,051
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	17,770	17,888,608
5.15%, 05/22/45	8,762	8,214,436
5.21%, 01/28/31(a)	10,885	11,019,809
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	12,740	12,746,529
5.54%, 01/28/36(a)	16,865	17,165,127
5.56%, 11/19/45, (1-day SOFR + 1.580%)(a)	1,800	1,789,118
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	10,310	10,634,999
5.73%, 01/28/56(a)	10,340	10,550,289
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	13,755	14,293,096
5.95%, 01/15/27	4,563	4,679,319
6.13%, 02/15/33	8,033	8,693,508
6.25%, 02/01/41	10,996	11,817,675
6.45%, 05/01/36	3,819	4,072,333
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	11,730	12,402,236
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	2,965	3,245,236
6.75%, 10/01/37	23,751	26,004,811
HSBC Bank USA NA, 7.00%, 01/15/39	4,405	4,999,335
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,505	1,538,207
5.88%, 11/01/34	2,560	2,665,879
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)(b)	470	453,025
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	5,140	4,797,540
Security	Par (000)	Value
Banks (continued)
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	$6,120	$5,602,427
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	960	921,936
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	6,928	6,016,625
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	13,730	11,984,306
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	6,878	6,167,569
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	8,705	7,559,242
3.90%, 05/25/26	700	695,832
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	14,330	13,759,629
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	11,971	11,800,662
4.30%, 03/08/26	1,140	1,136,505
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	14,467	14,331,918
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	11,415	11,400,808
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	7,760	7,419,177
4.95%, 03/31/30	11,280	11,311,675
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)	5,000	5,037,860
5.20%, 03/03/29(a)	7,600	7,618,411
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	4,540	4,579,029
5.25%, 03/14/44	7,009	6,660,328
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	7,760	7,832,246
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)	10,885	11,003,025
5.45%, 03/03/31(a)	5,165	5,176,494
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	6,900	7,049,929
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	6,630	6,738,737
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(b)	6,535	6,721,892
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)	6,295	6,473,076
5.75%, 03/03/36(a)	7,600	7,584,836
5.87%, 11/18/35, (1-day SOFR + 1.900%)(a)	7,310	7,287,569
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	8,125	8,261,863
6.10%, 01/14/42(b)	3,032	3,272,832
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	9,160	9,497,977
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	10,180	10,798,443
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)	11,945	12,896,926
6.50%, 05/02/36	8,992	9,551,153
6.50%, 09/15/37	11,177	11,837,907
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	5,620	5,914,748
6.80%, 06/01/38	6,915	7,475,488
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	$9,490	$10,083,303
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	7,280	8,067,548
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	9,550	10,977,333
HSBC USA Inc., 5.29%, 03/04/27	2,915	2,964,464
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	2,640	2,185,997
2.55%, 02/04/30	3,752	3,365,651
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	3,370	3,347,383
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	1,624	1,595,379
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	2,610	2,642,313
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	5,240	5,341,927
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)	3,680	3,752,317
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	4,390	4,577,728
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	3,600	3,587,895
4.87%, 04/12/28(a)	3,000	3,017,672
5.65%, 01/10/30	4,480	4,621,217
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,485	2,437,770
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	7,176	6,960,354
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	4,138	3,650,691
3.95%, 03/29/27	7,885	7,794,886
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	5,908	5,831,202
4.05%, 04/09/29	4,825	4,699,957
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	3,655	3,465,779
4.55%, 10/02/28	5,921	5,886,415
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	6,605	6,726,598
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	7,305	7,428,673
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	3,230	3,297,629
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	5,050	5,328,004
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	9,973	9,514,431
1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)	9,201	8,902,566
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	5,565	4,714,731
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	13,065	11,104,850
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	10,056	9,273,773
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	4,175	3,958,630
Security	Par (000)	Value
Banks (continued)
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	$13,916	$12,482,184
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(a)	7,605	5,320,882
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	10,050	8,694,875
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	10,754	9,437,285
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	20,491	18,767,019
2.95%, 10/01/26	14,286	13,993,448
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	7,159	6,936,841
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	9,411	8,536,366
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	14,000	12,367,595
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	8,323	6,351,207
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	11,760	8,019,134
3.16%, 04/22/42, (1-day SOFR + 1.460%)(a)	8,859	6,677,239
3.20%, 06/15/26	8,885	8,759,170
3.30%, 04/01/26	13,454	13,309,152
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	13,840	9,843,413
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	7,243	7,022,769
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	11,060	10,804,983
3.63%, 12/01/27	7,441	7,277,002
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	17,526	16,813,152
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	12,441	12,256,157
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	12,221	10,639,085
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	9,648	7,677,408
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	16,800	13,533,731
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	8,804	8,632,434
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	8,461	6,913,925
4.13%, 12/15/26	12,131	12,066,683
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	12,147	11,956,807
4.25%, 10/01/27	7,263	7,249,734
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	14,064	11,929,164
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	15,848	15,743,164
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	10,896	10,795,365
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	13,600	13,432,577
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	5,675	5,655,672
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	$7,216	$7,158,014
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	8,690	8,479,566
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	11,395	11,300,993
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	12,010	12,064,414
4.85%, 02/01/44	6,201	5,820,716
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	18,460	18,366,456
4.92%, 01/24/29(a)	10,195	10,276,040
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	7,450	7,322,126
4.95%, 06/01/45	7,251	6,732,907
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	8,125	8,186,115
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	10,110	10,204,467
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	11,185	11,302,951
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	8,895	8,963,432
5.14%, 01/24/31(a)	5,545	5,625,992
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	9,460	9,536,867
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	10,960	11,165,163
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	8,335	8,449,779
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	17,010	17,302,094
5.40%, 01/06/42	7,469	7,551,193
5.50%, 01/24/36(a)	5,250	5,390,820
5.50%, 10/15/40	6,319	6,463,045
5.53%, 11/29/45, (1-day SOFR + 1.550%)(a)	6,270	6,296,095
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	10,910	11,113,909
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	11,540	11,881,072
5.60%, 07/15/41	6,345	6,539,572
5.63%, 08/16/43	6,938	7,038,833
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	16,525	17,064,436
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	15,185	15,847,453
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	9,540	9,766,624
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	8,970	9,378,326
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	13,345	14,373,725
6.40%, 05/15/38	12,081	13,472,025
7.63%, 10/15/26	7,071	7,424,503
8.00%, 04/29/27	10,651	11,428,629
8.75%, 09/01/30	3,274	3,874,605
JPMorgan Chase Bank NA, 5.11%, 12/08/26	9,165	9,284,520
KeyBank NA, 5.00%, 01/26/33	3,753	3,685,120
KeyBank NA/Cleveland OH
3.40%, 05/20/26	3,575	3,518,670
3.90%, 04/13/29	1,813	1,735,506
4.39%, 12/14/27	1,370	1,356,556
Security	Par (000)	Value
Banks (continued)
4.90%, 08/08/32	$3,295	$3,193,891
5.85%, 11/15/27(b)	4,288	4,406,656
6.95%, 02/01/28	780	820,591
KeyCorp
2.25%, 04/06/27	3,704	3,517,116
2.55%, 10/01/29	4,856	4,382,128
4.10%, 04/30/28	2,891	2,836,130
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	3,323	3,196,414
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	4,235	4,513,402
Korea Development Bank (The)
0.80%, 07/19/26	2,030	1,934,496
1.00%, 09/09/26	1,390	1,322,232
1.63%, 01/19/31	3,395	2,891,284
2.00%, 09/12/26(b)	1,125	1,086,307
2.00%, 10/25/31	4,320	3,699,360
2.25%, 02/24/27	1,300	1,250,039
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,740	6,594,350
0.00%, 06/29/37(b)(d)	14,383	8,371,567
0.75%, 09/30/30	5,109	4,264,057
1.00%, 10/01/26	7,044	6,717,138
1.75%, 09/14/29	9,827	8,892,729
2.88%, 04/03/28(b)	11,462	11,077,101
3.00%, 05/20/27	3,255	3,181,962
3.50%, 08/27/27	1,890	1,866,327
3.63%, 04/01/26	7,680	7,638,290
3.75%, 02/15/28(b)	5,590	5,544,526
3.88%, 06/15/28	7,048	7,010,679
4.00%, 03/15/29	6,760	6,742,361
4.13%, 07/15/33	17,085	16,915,028
4.38%, 03/01/27	6,968	7,008,890
4.38%, 02/28/34	2,980	3,001,831
4.63%, 08/07/26	15,442	15,558,642
4.63%, 03/18/30	5,685	5,816,991
4.75%, 10/29/30(b)	2,985	3,079,505
5.00%, 03/16/26	5,225	5,270,064
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	5,110	4,932,189
0.88%, 09/03/30	6,365	5,349,614
1.75%, 07/27/26	3,845	3,721,400
3.88%, 09/28/27(b)	1,560	1,553,206
3.88%, 06/14/28	1,003	997,426
4.63%, 04/17/29	1,760	1,794,490
5.00%, 10/24/33	1,900	1,993,622
Series 37, 2.50%, 11/15/27	1,047	1,005,519
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	3,840	3,703,950
3.37%, 12/14/46, (5-year CMT + 1.500%)(a)	6,507	4,732,368
3.57%, 11/07/28(a)	6,907	6,689,762
3.75%, 01/11/27	6,239	6,145,110
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	5,230	5,128,696
4.34%, 01/09/48	7,439	5,969,630
4.38%, 03/22/28	4,883	4,826,071
4.55%, 08/16/28	7,163	7,118,385
4.65%, 03/24/26	6,889	6,878,878
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	2,605	2,567,048
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)	5,440	5,479,342
5.30%, 12/01/45(b)	4,729	4,439,675
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	5,780	5,850,679
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	$4,300	$4,363,926
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	8,420	8,591,563
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	4,240	4,364,010
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	3,225	3,322,128
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	7,470	7,597,251
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	4,665	5,338,078
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	2,885	2,877,977
4.83%, 01/16/29(a)	1,180	1,180,960
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	4,325	4,233,427
5.39%, 01/16/36(a)	1,510	1,498,131
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	4,680	4,879,213
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	3,165	3,424,847
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,830	3,708,051
4.70%, 01/27/28	5,415	5,431,638
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	9,390	9,015,757
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	6,835	6,525,223
2.05%, 07/17/30	4,705	4,100,848
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	8,234	7,056,394
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	6,965	6,684,551
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	4,424	3,818,501
2.56%, 02/25/30	5,320	4,806,181
2.76%, 09/13/26	4,015	3,916,164
2.85%, 01/19/33, (1-year CMT + 1.100%)(a)	4,940	4,326,762
3.20%, 07/18/29	7,749	7,294,642
3.29%, 07/25/27	3,857	3,761,672
3.68%, 02/22/27	4,349	4,287,733
3.74%, 03/07/29	6,309	6,124,584
3.75%, 07/18/39	7,315	6,323,077
3.85%, 03/01/26	3,924	3,899,932
3.96%, 03/02/28	5,538	5,457,035
4.05%, 09/11/28(b)	4,486	4,420,192
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	4,390	4,340,940
4.15%, 03/07/39(b)	2,671	2,474,417
4.29%, 07/26/38(b)	2,747	2,568,519
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	3,335	3,197,121
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	5,900	5,948,191
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	6,455	6,508,751
5.20%, 01/16/31(a)	3,910	3,970,578
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	2,935	2,984,602
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	4,410	4,497,174
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	5,050	5,141,287
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	3,245	3,339,136
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	4,485	4,585,683
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	7,180	7,299,304
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	3,920	4,031,836
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)	3,270	3,362,007
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	3,965	4,081,389
5.57%, 01/16/36(a)	3,830	3,928,947
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(a)	4,243	4,075,900
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	4,553	4,371,759
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	4,660	4,001,402
Security	Par (000)	Value
Banks (continued)
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	$2,298	$1,958,407
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	4,705	4,108,279
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	2,925	2,495,660
2.56%, 09/13/31	4,035	3,465,537
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)	2,693	2,408,976
2.84%, 09/13/26	3,597	3,515,097
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	2,640	2,431,682
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	3,842	3,591,899
3.17%, 09/11/27	4,893	4,737,347
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	2,420	2,279,293
3.66%, 02/28/27	2,862	2,817,764
4.02%, 03/05/28	6,155	6,060,597
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	4,710	4,639,985
5.10%, 05/13/31(a)	1,400	1,416,745
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	3,590	3,663,095
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	2,440	2,491,781
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	4,340	4,422,093
5.42%, 05/13/36(a)	1,400	1,420,646
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	3,420	3,525,865
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	3,070	3,152,747
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	3,000	3,084,655
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	3,290	3,410,892
5.74%, 05/27/31, (1-year CMT + 1.650%)(a)	3,130	3,253,209
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	3,920	4,080,690
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	4,530	4,709,938
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	7,200	7,428,714
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	12,454	11,933,833
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	10,753	10,382,622
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	9,180	7,675,871
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	13,480	11,294,596
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	27,407	23,288,403
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	10,045	9,657,144
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	14,703	12,215,392
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	10,488	9,018,311
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	21,967	19,883,798
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	9,929	6,283,506
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	9,853	8,639,144
3.13%, 07/27/26	14,182	13,920,302
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)	7,151	5,446,181
3.59%, 07/22/28(a)	17,712	17,216,164
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	8,214	7,754,305
3.63%, 01/20/27	12,965	12,798,419
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	$10,104	$9,858,150
3.95%, 04/23/27	10,340	10,201,645
3.97%, 07/22/38(a)	10,325	9,001,222
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	9,690	9,597,041
4.30%, 01/27/45	11,754	10,083,636
4.35%, 09/08/26	11,154	11,113,692
4.38%, 01/22/47	10,855	9,333,637
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	8,523	8,410,181
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	5,527	5,131,887
4.65%, 10/18/30, (1-day SOFR + 1.100%)(a)	16,135	15,993,001
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	7,585	7,490,672
5.04%, 07/19/30, (1-day SOFR + 1.215%)(a)	12,265	12,359,979
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	12,915	13,084,214
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	8,840	8,952,397
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	11,815	11,974,474
5.23%, 01/15/31(a)	9,140	9,283,167
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	13,715	13,780,638
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	8,370	8,267,887
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	10,355	10,409,619
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	9,405	9,555,137
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	8,810	9,013,212
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	9,275	9,425,282
5.52%, 11/19/55, (1-day SOFR + 1.710%)(a)	10,000	9,986,528
5.59%, 01/18/36(a)	6,485	6,648,956
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	9,590	9,689,435
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	9,770	9,965,784
5.66%, 04/18/30, (1-day SOFR + 1.260%)(a)	13,480	13,873,474
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	14,505	15,086,850
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	6,080	6,188,185
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	9,140	9,324,295
6.25%, 08/09/26	5,721	5,859,351
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	7,473	7,765,423
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	13,440	14,474,276
6.38%, 07/24/42	9,203	10,153,879
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	5,805	6,122,393
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	8,500	9,305,422
7.25%, 04/01/32	6,164	7,039,168
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	$14,000	$13,963,939
4.75%, 04/21/26	8,878	8,909,655
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	6,350	6,390,235
4.97%, 07/14/28, (1-day SOFR +0.930%)(a)	3,475	3,501,623
5.02%, 01/12/29(a)	11,030	11,132,710
5.50%, 05/26/28, (1-day SOFR +0.865%)(a)	9,220	9,375,710
5.88%, 10/30/26	8,625	8,818,233
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,806	5,670,039
3.91%, 06/09/27	885	877,335
4.50%, 10/26/27	3,495	3,507,592
4.79%, 01/10/29	3,720	3,774,109
4.90%, 06/13/28	3,620	3,679,374
4.90%, 01/14/30	3,020	3,076,974
4.94%, 01/12/28	4,285	4,354,748
5.09%, 06/11/27	3,980	4,043,235
National Bank of Canada
4.50%, 10/10/29	3,070	3,027,685
4.95%, 02/01/28(a)	3,550	3,570,782
5.60%, 07/02/27, (1-day SOFR + 1.036%)(a)	3,845	3,895,266
5.60%, 12/18/28	3,820	3,943,044
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	7,570	7,284,825
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	4,478	3,962,849
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	5,642	5,445,300
4.45%, 05/08/30(a)	4,224	4,146,765
4.80%, 04/05/26	7,718	7,741,272
4.89%, 05/18/29(a)	7,345	7,360,101
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	6,500	6,506,718
5.08%, 01/27/30(a)	9,130	9,199,301
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	4,250	4,325,185
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	2,910	2,957,283
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	6,490	6,667,151
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	5,020	5,176,876
5.85%, 03/02/27, (1-year CMT + 1.350%)(a)	4,675	4,731,313
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	4,240	4,430,558
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	3,640	3,789,490
Northern Trust Corp.
1.95%, 05/01/30	6,181	5,440,904
3.15%, 05/03/29	3,977	3,782,887
3.38%, 05/08/32(a)	4,506	4,353,210
3.65%, 08/03/28	1,890	1,845,581
4.00%, 05/10/27	13,725	13,629,865
6.13%, 11/02/32	3,726	4,009,626
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	1,650	1,632,439
3.75%, 09/05/29	2,960	2,915,418
4.13%, 01/18/29	4,445	4,440,591
4.25%, 03/01/28	1,530	1,536,974
4.50%, 01/24/30	4,470	4,539,532
4.75%, 05/21/27	4,170	4,222,845
5.00%, 10/23/26	2,610	2,645,170
PNC Bank NA
2.70%, 10/22/29	4,487	4,101,867
3.10%, 10/25/27	5,728	5,539,329
3.25%, 01/22/28	4,419	4,277,019
4.05%, 07/26/28	7,099	6,948,825
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	$3,486	$3,329,369
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	4,958	4,262,611
2.55%, 01/22/30	9,257	8,375,447
2.60%, 07/23/26	4,961	4,839,079
3.15%, 05/19/27	4,877	4,739,411
3.45%, 04/23/29	8,530	8,164,819
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	4,982	4,764,686
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	5,540	5,488,556
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	7,070	7,037,413
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)	4,515	4,547,438
5.22%, 01/29/31(a)	4,515	4,590,977
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	4,765	4,827,811
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	5,365	5,464,437
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	3,710	3,744,762
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	7,915	8,126,764
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	5,680	5,835,941
5.58%, 01/29/36(a)	1,680	1,720,260
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	3,600	3,708,213
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	4,355	4,571,823
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	5,930	6,252,847
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	5,975	6,164,467
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	10,045	11,159,061
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,585	2,730,049
Regions Financial Corp.
1.80%, 08/12/28	2,150	1,953,358
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	1,050	1,047,019
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	3,355	3,440,233
7.38%, 12/10/37	2,553	2,909,694
Royal Bank of Canada
1.15%, 07/14/26	6,862	6,581,620
1.20%, 04/27/26	8,475	8,177,870
1.40%, 11/02/26	4,893	4,663,750
2.05%, 01/21/27	2,625	2,517,755
2.30%, 11/03/31	7,735	6,656,919
3.63%, 05/04/27	5,214	5,128,577
3.88%, 05/04/32	4,270	4,010,650
4.24%, 08/03/27	6,624	6,593,284
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	3,980	3,977,630
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	3,050	3,040,411
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	8,080	8,019,137
4.88%, 01/19/27	6,350	6,404,941
Security	Par (000)	Value
Banks (continued)
4.90%, 01/12/28	$5,335	$5,395,339
4.95%, 02/01/29	3,770	3,817,556
4.97%, 01/24/29(a)	6,235	6,295,620
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	7,015	7,053,577
5.00%, 02/01/33	7,270	7,299,436
5.00%, 05/02/33	3,750	3,762,543
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)	7,780	7,837,465
5.15%, 02/04/31(a)	7,265	7,365,614
5.15%, 02/01/34(b)	5,260	5,319,009
5.20%, 07/20/26	7,510	7,595,709
5.20%, 08/01/28	3,900	3,980,790
6.00%, 11/01/27	6,285	6,518,764
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	4,665	4,461,069
3.24%, 10/05/26	4,804	4,687,184
4.40%, 07/13/27	5,033	4,986,075
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	780	784,237
6.12%, 05/31/27, (1-day SOFR + 1.232%)(a)	1,975	2,004,592
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	2,985	3,089,002
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	3,010	3,127,529
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	5,415	5,626,357
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	2,045	2,134,302
7.66%, 11/09/31, (1-day SOFR + 3.280%)(a)	2,835	3,152,361
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	5,552	5,331,250
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	4,738	4,532,090
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	2,325	2,044,581
3.82%, 11/03/28(a)	4,796	4,662,796
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	3,690	3,648,134
5.69%, 04/15/31(a)	3,060	3,130,658
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	5,125	5,337,300
State Street Bank & Trust Co.
4.59%, 11/25/26	2,570	2,585,870
4.78%, 11/23/29	3,250	3,281,598
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	2,005	1,913,533
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	3,525	3,372,711
2.20%, 03/03/31	4,440	3,859,445
2.40%, 01/24/30	5,458	4,964,843
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	2,905	2,521,117
2.65%, 05/19/26	3,806	3,737,847
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	3,165	2,897,393
Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	$3,486	$3,250,305
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	3,328	3,279,922
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	3,810	3,614,246
4.33%, 10/22/27	5,415	5,411,478
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	3,065	2,967,059
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	5,125	5,122,661
4.54%, 02/28/28	2,650	2,658,653
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	4,305	4,246,039
4.73%, 02/28/30	2,650	2,660,659
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	3,175	3,131,745
4.99%, 03/18/27	5,710	5,772,521
5.15%, 02/28/36(a)	2,650	2,662,176
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	4,025	4,059,085
5.27%, 08/03/26	5,795	5,864,445
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	4,155	4,308,985
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	2,175	2,247,728
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	2,670	2,827,400
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	9,635	9,198,734
1.71%, 01/12/31	2,625	2,204,408
1.90%, 09/17/28	9,170	8,362,833
2.13%, 07/08/30	6,145	5,369,179
2.14%, 09/23/30	4,016	3,490,638
2.17%, 01/14/27(b)	2,559	2,454,171
2.22%, 09/17/31	3,415	2,908,610
2.30%, 01/12/41	2,620	1,796,717
2.47%, 01/14/29	2,225	2,058,822
2.63%, 07/14/26	9,463	9,231,966
2.72%, 09/27/29	2,136	1,961,055
2.75%, 01/15/30	6,385	5,827,078
2.93%, 09/17/41	4,050	3,012,018
3.01%, 10/19/26	6,818	6,664,277
3.04%, 07/16/29	10,835	10,106,512
3.05%, 01/14/42	2,415	1,830,863
3.20%, 09/17/29	2,416	2,270,738
3.35%, 10/18/27	4,129	4,014,183
3.36%, 07/12/27	3,336	3,257,634
3.45%, 01/11/27	4,072	4,001,647
3.54%, 01/17/28	3,816	3,719,505
3.78%, 03/09/26	6,756	6,714,114
3.94%, 07/19/28(b)	3,614	3,548,861
4.31%, 10/16/28(b)	3,672	3,642,616
5.24%, 04/15/30	2,050	2,091,199
5.32%, 07/09/29	3,555	3,629,870
5.42%, 07/09/31	3,400	3,495,822
5.45%, 01/15/32	1,840	1,887,922
5.52%, 01/13/28	8,290	8,507,761
5.56%, 07/09/34	4,670	4,819,782
5.63%, 01/15/35	3,070	3,174,759
5.71%, 01/13/30	5,740	5,969,368
Security	Par (000)	Value
Banks (continued)
5.72%, 09/14/28	$5,445	$5,634,362
5.77%, 01/13/33	7,700	8,061,230
5.78%, 07/13/33	3,105	3,263,309
5.80%, 07/13/28	3,130	3,245,347
5.81%, 09/14/33(b)	4,120	4,354,297
5.84%, 07/09/44	2,925	3,042,864
5.85%, 07/13/30	3,300	3,458,211
5.88%, 07/13/26	3,580	3,646,130
6.18%, 07/13/43	1,850	2,029,397
Synchrony Bank, 5.63%, 08/23/27	3,467	3,514,230
Synovus Bank, 5.63%, 02/15/28	1,315	1,328,599
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	260	265,181
Toronto-Dominion Bank (The)
1.20%, 06/03/26	6,945	6,674,767
1.25%, 09/10/26	7,863	7,494,978
1.95%, 01/12/27	4,420	4,219,948
2.00%, 09/10/31(b)	5,653	4,806,604
2.45%, 01/12/32	3,655	3,122,772
2.80%, 03/10/27	6,090	5,888,790
3.20%, 03/10/32	7,360	6,586,506
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	6,986	6,825,664
4.11%, 06/08/27	7,590	7,524,557
4.46%, 06/08/32	7,030	6,797,621
4.57%, 12/17/26	4,770	4,776,132
4.69%, 09/15/27	7,115	7,158,636
4.78%, 12/17/29(b)	2,950	2,955,314
4.86%, 01/31/28	3,150	3,173,996
4.98%, 04/05/27	4,635	4,677,575
4.99%, 04/05/29(b)	4,685	4,730,665
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	1,930	1,905,037
5.16%, 01/10/28	6,175	6,278,323
5.26%, 12/11/26	2,920	2,959,770
5.30%, 01/30/32	3,400	3,464,605
5.52%, 07/17/28	6,230	6,398,803
5.53%, 07/17/26	6,425	6,516,286
Truist Bank
2.25%, 03/11/30	6,925	6,095,218
3.30%, 05/15/26	6,614	6,513,254
3.80%, 10/30/26	6,451	6,377,410
Truist Financial Corp.
1.13%, 08/03/27	3,962	3,658,226
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	4,516	4,369,300
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	5,610	5,122,772
1.95%, 06/05/30	3,470	3,017,844
3.88%, 03/19/29	4,406	4,255,426
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	4,495	4,452,483
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	4,900	4,919,963
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	5,110	4,917,035
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	4,550	4,503,022
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	5,670	5,693,623
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	4,355	4,441,000
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	$8,755	$8,991,306
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	7,615	7,903,620
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	5,125	5,213,689
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	4,493	4,754,155
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	5,525	5,949,123
U.S. Bancorp
1.38%, 07/22/30	3,968	3,342,234
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	5,490	5,249,963
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	7,370	6,111,028
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	6,283	5,405,574
3.00%, 07/30/29	6,029	5,607,710
3.10%, 04/27/26	5,051	4,969,928
3.90%, 04/26/28	6,364	6,243,553
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	7,610	7,588,484
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	5,985	5,979,206
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	6,095	5,938,530
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	7,775	7,588,855
5.05%, 02/12/31(a)	2,950	2,971,348
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	7,535	7,614,627
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	3,730	3,804,908
5.42%, 02/12/36(a)	2,710	2,743,101
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	9,970	10,245,358
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	5,825	6,006,096
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	4,540	4,713,211
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	8,710	9,070,789
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	4,235	4,377,241
Series V, 2.38%, 07/22/26	6,237	6,071,023
Series X, 3.15%, 04/27/27	6,077	5,918,156
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	2,540	2,536,214
UBS AG/London
1.25%, 06/01/26	1,909	1,836,835
4.50%, 06/26/48	4,295	3,742,536
5.65%, 09/11/28	5,050	5,222,698
UBS AG/Stamford CT
1.25%, 08/07/26	6,533	6,248,790
4.86%, 01/10/28(a)	2,670	2,681,571
5.00%, 07/09/27	6,755	6,830,777
7.50%, 02/15/28	10,335	11,166,030
UBS Group AG
4.55%, 04/17/26	9,559	9,566,177
4.88%, 05/15/45	9,312	8,497,947
Security	Par (000)	Value
Banks (continued)
Wachovia Corp.
5.50%, 08/01/35	$6,020	$6,138,960
7.57%, 08/01/26(e)	1,135	1,180,758
Webster Financial Corp., 4.10%, 03/25/29	1,535	1,476,761
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	14,381	13,687,551
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)	14,793	13,305,838
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	16,022	14,718,796
3.00%, 04/22/26	15,035	14,794,515
3.00%, 10/23/26	15,483	15,114,685
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	16,375	12,403,543
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(a)	11,078	10,884,037
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	14,330	12,850,329
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	14,355	14,034,955
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	14,739	14,385,119
3.90%, 05/01/45	9,891	7,928,844
4.10%, 06/03/26	10,597	10,529,418
4.15%, 01/24/29	14,732	14,487,141
4.30%, 07/22/27	11,931	11,859,772
4.40%, 06/14/46	9,312	7,765,130
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	7,122	6,994,554
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	14,825	12,884,409
4.65%, 11/04/44	9,333	8,117,191
4.75%, 12/07/46	9,330	8,119,525
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	6,915	6,929,572
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	15,745	15,500,871
4.90%, 11/17/45	9,363	8,371,080
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(a)	23,811	21,911,617
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	11,545	11,699,578
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)	11,180	11,147,605
5.24%, 01/24/31(a)	6,310	6,404,739
5.38%, 02/07/35	3,200	3,267,750
5.38%, 11/02/43	8,818	8,479,842
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	14,120	14,267,653
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	14,575	14,824,628
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	23,604	24,059,594
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	13,890	14,229,746
5.61%, 01/15/44	11,000	10,863,758
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	15,105	15,403,484
5.95%, 12/01/86	2,421	2,486,261
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	9,710	10,200,724
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	$14,220	$15,407,762
Series B, 7.95%, 11/15/29	2,279	2,568,117
Series W, 4.90%, 01/24/28(a)	9,920	9,971,073
Wells Fargo Bank NA
5.25%, 12/11/26	9,795	9,935,066
5.45%, 08/07/26	10,165	10,311,437
5.85%, 02/01/37	5,159	5,385,115
5.95%, 08/26/36	2,742	2,893,161
6.60%, 01/15/38	6,311	7,013,003
Westpac Banking Corp.
1.15%, 06/03/26	6,505	6,262,140
1.95%, 11/20/28	5,590	5,129,204
2.15%, 06/03/31	4,820	4,191,166
2.65%, 01/16/30	3,819	3,518,799
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	7,074	6,160,397
2.70%, 08/19/26	4,631	4,532,107
2.85%, 05/13/26	6,855	6,742,962
2.96%, 11/16/40	4,413	3,279,218
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	6,135	5,338,127
3.13%, 11/18/41	5,354	3,969,721
3.35%, 03/08/27	4,625	4,542,031
3.40%, 01/25/28	4,655	4,539,395
4.04%, 08/26/27	2,196	2,187,089
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	5,318	5,101,801
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	6,628	6,569,603
4.42%, 07/24/39	4,431	4,048,296
4.60%, 10/20/26	2,135	2,147,516
5.05%, 04/16/29	3,470	3,554,054
5.20%, 04/16/26	3,895	3,934,652
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	3,150	3,157,710
5.46%, 11/18/27	6,482	6,668,804
5.54%, 11/17/28	4,645	4,825,292
5.62%, 11/20/35, (1-year CMT + 1.200%)(a)	6,130	6,153,675
6.82%, 11/17/33	3,355	3,697,494
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	1,001,325
Zions Bancorp NA
3.25%, 10/29/29	2,141	1,934,726
6.82%, 11/19/35, (1-day SOFR + 2.830%)(a)	680	703,651
		6,894,406,050
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	23,398	22,686,966
4.90%, 02/01/46	39,586	37,048,513
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	3,668	3,353,694
4.70%, 02/01/36	3,096	2,992,852
4.90%, 02/01/46	6,434	5,993,800
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	7,671	7,291,823
4.00%, 04/13/28	10,210	10,113,562
4.38%, 04/15/38	5,093	4,720,254
4.44%, 10/06/48	8,255	7,162,412
4.60%, 04/15/48	400	361,528
4.75%, 01/23/29	18,458	18,625,314
4.75%, 04/15/58	2,780	2,481,716
4.90%, 01/23/31	5,399	5,486,144
Security	Par (000)	Value
Beverages (continued)
4.95%, 01/15/42	$6,115	$5,834,688
5.00%, 06/15/34	4,118	4,147,079
5.45%, 01/23/39	8,715	8,921,280
5.55%, 01/23/49	16,770	17,060,740
5.80%, 01/23/59	8,616	9,063,488
5.88%, 06/15/35	2,145	2,305,459
8.00%, 11/15/39	2,890	3,671,606
8.20%, 01/15/39	6,161	7,896,671
Brown-Forman Corp.
4.00%, 04/15/38	1,604	1,416,284
4.50%, 07/15/45	2,440	2,144,265
4.75%, 04/15/33	3,010	2,972,816
Coca-Cola Co. (The)
1.00%, 03/15/28	6,834	6,218,857
1.38%, 03/15/31	5,020	4,214,515
1.45%, 06/01/27	5,207	4,901,031
1.50%, 03/05/28	4,522	4,178,100
1.65%, 06/01/30	6,449	5,598,675
2.00%, 03/05/31	4,546	3,966,048
2.13%, 09/06/29	6,003	5,463,687
2.25%, 01/05/32	9,950	8,654,869
2.50%, 06/01/40	5,098	3,699,618
2.50%, 03/15/51	6,995	4,285,066
2.60%, 06/01/50	7,134	4,492,261
2.75%, 06/01/60	4,921	3,008,956
2.88%, 05/05/41	3,740	2,814,037
2.90%, 05/25/27	4,632	4,508,842
3.00%, 03/05/51	4,905	3,340,165
3.38%, 03/25/27	6,807	6,693,894
3.45%, 03/25/30	6,568	6,290,963
4.20%, 03/25/50	3,556	3,055,054
4.65%, 08/14/34	3,095	3,071,107
5.00%, 05/13/34	4,085	4,167,223
5.20%, 01/14/55	3,345	3,293,664
5.30%, 05/13/54	4,155	4,147,052
5.40%, 05/13/64	4,905	4,886,495
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	2,950	3,015,998
5.45%, 06/01/34	2,275	2,339,491
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	3,918	3,178,688
2.75%, 01/22/30	5,298	4,852,105
5.25%, 11/26/43	1,992	1,948,941
Constellation Brands Inc.
2.25%, 08/01/31	1,410	1,195,972
2.88%, 05/01/30	3,475	3,159,480
3.15%, 08/01/29	4,137	3,860,002
3.50%, 05/09/27	3,150	3,082,008
3.60%, 02/15/28	2,565	2,490,143
3.70%, 12/06/26	3,830	3,776,647
3.75%, 05/01/50	2,920	2,158,366
4.10%, 02/15/48	2,951	2,339,437
4.35%, 05/09/27	2,745	2,731,446
4.50%, 05/09/47	2,895	2,443,150
4.65%, 11/15/28	3,222	3,214,144
4.75%, 05/09/32	1,105	1,083,031
4.80%, 01/15/29	1,995	1,999,435
4.90%, 05/01/33	3,735	3,662,513
5.25%, 11/15/48	2,500	2,333,745
Diageo Capital PLC
2.00%, 04/29/30	6,096	5,371,346
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.13%, 04/29/32	$4,173	$3,497,687
2.38%, 10/24/29	3,565	3,247,645
3.88%, 05/18/28	3,169	3,119,660
3.88%, 04/29/43	2,532	2,080,151
5.30%, 10/24/27	5,435	5,551,257
5.38%, 10/05/26	3,930	3,987,868
5.50%, 01/24/33	3,902	4,037,704
5.63%, 10/05/33	3,390	3,544,548
5.88%, 09/30/36	2,370	2,547,351
Diageo Investment Corp.
4.25%, 05/11/42	1,012	882,660
7.45%, 04/15/35	2,740	3,255,582
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50(b)	615	458,969
4.38%, 05/10/43	340	297,878
Keurig Dr Pepper Inc.
2.25%, 03/15/31	3,173	2,751,340
2.55%, 09/15/26	2,778	2,699,942
3.20%, 05/01/30	2,964	2,751,334
3.35%, 03/15/51	2,995	2,076,900
3.43%, 06/15/27	3,498	3,414,177
3.80%, 05/01/50	3,265	2,495,155
3.95%, 04/15/29	5,635	5,488,900
4.05%, 04/15/32	3,805	3,620,474
4.42%, 12/15/46	2,487	2,109,496
4.50%, 11/15/45	3,140	2,718,217
4.50%, 04/15/52	4,210	3,582,468
4.60%, 05/25/28	2,930	2,929,819
5.05%, 03/15/29	2,245	2,275,870
5.09%, 05/25/48	1,650	1,536,678
5.10%, 03/15/27	2,005	2,025,571
5.30%, 03/15/34(b)	1,870	1,906,468
Series 10, 5.20%, 03/15/31	2,715	2,765,350
Molson Coors Beverage Co.
3.00%, 07/15/26	7,656	7,503,606
4.20%, 07/15/46	8,222	6,761,354
5.00%, 05/01/42	5,352	5,018,227
PepsiCo Inc.
1.40%, 02/25/31	4,245	3,544,721
1.63%, 05/01/30	5,028	4,367,977
1.95%, 10/21/31	5,685	4,837,471
2.38%, 10/06/26	5,247	5,096,772
2.63%, 03/19/27	4,448	4,315,608
2.63%, 07/29/29	5,578	5,190,303
2.63%, 10/21/41	3,200	2,284,229
2.75%, 03/19/30	7,483	6,903,572
2.75%, 10/21/51	4,725	3,027,325
2.88%, 10/15/49	4,277	2,868,171
3.00%, 10/15/27	6,856	6,652,616
3.38%, 07/29/49	2,570	1,898,352
3.45%, 10/06/46	4,109	3,139,056
3.50%, 03/19/40	1,665	1,383,307
3.60%, 02/18/28	4,585	4,511,239
3.60%, 08/13/42	1,670	1,352,448
3.63%, 03/19/50	4,239	3,247,058
3.88%, 03/19/60	1,085	840,330
3.90%, 07/18/32	5,375	5,126,738
4.00%, 03/05/42	2,505	2,154,344
4.00%, 05/02/47	2,595	2,153,834
4.20%, 07/18/52	2,355	1,972,100
4.25%, 10/22/44	990	870,298
Security	Par (000)	Value
Beverages (continued)
4.40%, 02/07/27	$1,970	$1,978,387
4.45%, 02/07/28	1,850	1,858,754
4.45%, 05/15/28	3,610	3,635,568
4.45%, 02/15/33	3,620	3,623,157
4.45%, 04/14/46	4,065	3,645,582
4.50%, 07/17/29	4,225	4,254,837
4.60%, 02/07/30	1,880	1,892,688
4.65%, 02/15/53	2,295	2,067,508
4.80%, 07/17/34	3,620	3,619,276
4.88%, 11/01/40	1,680	1,639,751
5.00%, 02/07/35	1,850	1,862,731
5.13%, 11/10/26	3,925	3,979,076
5.25%, 07/17/54	3,035	3,009,558
5.50%, 01/15/40	1,340	1,392,673
7.00%, 03/01/29	3,455	3,788,717
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	1,920	1,928,495
4.65%, 02/16/27	2,270	2,286,029
4.70%, 02/16/34	1,930	1,906,840
		587,987,023
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	6,238	5,678,715
2.00%, 01/15/32	5,520	4,605,865
2.20%, 02/21/27	4,377	4,190,312
2.30%, 02/25/31	6,006	5,230,495
2.45%, 02/21/30	5,042	4,542,642
2.60%, 08/19/26	7,830	7,627,844
2.77%, 09/01/53	3,935	2,392,469
2.80%, 08/15/41	3,295	2,389,496
3.00%, 02/22/29	2,385	2,251,633
3.00%, 01/15/52	3,717	2,456,510
3.15%, 02/21/40	8,072	6,238,100
3.20%, 11/02/27	5,657	5,474,605
3.35%, 02/22/32	3,261	2,965,870
3.38%, 02/21/50	8,665	6,219,522
4.05%, 08/18/29	5,980	5,828,485
4.20%, 03/01/33	4,070	3,856,936
4.20%, 02/22/52	3,549	2,850,411
4.40%, 05/01/45	9,649	8,300,133
4.40%, 02/22/62	5,271	4,269,475
4.56%, 06/15/48	6,429	5,552,805
4.66%, 06/15/51	12,770	11,137,135
4.88%, 03/01/53	5,145	4,613,330
4.95%, 10/01/41	3,517	3,292,611
5.15%, 03/02/28	17,240	17,519,557
5.15%, 11/15/41	4,025	3,847,394
5.25%, 03/02/30	12,435	12,714,696
5.25%, 03/02/33	16,795	17,048,866
5.51%, 03/02/26	1,490	1,490,353
5.60%, 03/02/43	12,460	12,553,498
5.65%, 06/15/42	2,270	2,301,013
5.65%, 03/02/53	16,570	16,642,537
5.75%, 03/15/40	1,240	1,274,351
5.75%, 03/02/63	10,280	10,302,438
6.38%, 06/01/37	1,795	1,976,839
6.40%, 02/01/39	3,250	3,539,523
Baxalta Inc., 5.25%, 06/23/45	2,358	2,264,811
Biogen Inc.
2.25%, 05/01/30	7,760	6,831,559
3.15%, 05/01/50	7,456	4,818,070
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.25%, 02/15/51	$4,101	$2,701,741
5.20%, 09/15/45	4,412	4,072,292
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	3,411	3,317,099
3.70%, 03/15/32	4,180	3,794,520
Gilead Sciences Inc.
1.20%, 10/01/27	4,387	4,040,079
1.65%, 10/01/30	5,248	4,475,390
2.60%, 10/01/40	5,496	3,971,648
2.80%, 10/01/50	7,425	4,760,830
2.95%, 03/01/27	6,449	6,271,745
3.65%, 03/01/26	9,768	9,691,950
4.00%, 09/01/36	4,383	3,974,134
4.15%, 03/01/47	8,280	6,920,619
4.50%, 02/01/45	6,660	5,900,945
4.60%, 09/01/35	5,543	5,369,377
4.75%, 03/01/46	9,673	8,838,504
4.80%, 11/15/29	3,160	3,185,019
4.80%, 04/01/44	5,921	5,472,610
5.10%, 06/15/35	3,900	3,937,490
5.25%, 10/15/33	2,945	3,012,414
5.50%, 11/15/54	3,590	3,622,820
5.55%, 10/15/53	3,730	3,786,254
5.60%, 11/15/64	3,510	3,545,008
5.65%, 12/01/41	4,437	4,563,563
Illumina Inc.
2.55%, 03/23/31	915	791,879
4.65%, 09/09/26	2,180	2,178,986
5.75%, 12/13/27	3,245	3,325,330
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	6,812	5,794,184
2.80%, 09/15/50	4,788	2,902,981
Royalty Pharma PLC
1.75%, 09/02/27	5,066	4,718,515
2.15%, 09/02/31	3,189	2,676,857
2.20%, 09/02/30	4,099	3,553,424
3.30%, 09/02/40	4,092	3,086,728
3.35%, 09/02/51	3,250	2,151,554
3.55%, 09/02/50	4,577	3,167,827
5.15%, 09/02/29	3,285	3,315,792
5.40%, 09/02/34	2,515	2,510,386
5.90%, 09/02/54	2,340	2,313,992
		378,805,390
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	3,238	3,116,879
2.70%, 02/15/31	3,710	3,296,003
2.72%, 02/15/30	9,238	8,404,728
3.38%, 04/05/40	7,465	5,950,614
3.58%, 04/05/50	5,638	4,199,297
5.90%, 03/15/34	2,902	3,061,445
6.20%, 03/15/54	1,589	1,731,538
CRH America Finance Inc.
5.40%, 05/21/34	1,650	1,678,274
5.50%, 01/09/35	2,810	2,870,106
5.88%, 01/09/55	940	981,222
CRH SMW Finance DAC
5.13%, 01/09/30	2,560	2,593,148
5.20%, 05/21/29	1,680	1,709,773
Eagle Materials Inc., 2.50%, 07/01/31	2,590	2,257,442
Security	Par (000)	Value
Building Materials (continued)
Fortune Brands Innovations Inc.
3.25%, 09/15/29	$3,977	$3,718,704
4.00%, 03/25/32	2,195	2,055,555
4.50%, 03/25/52	2,942	2,384,678
5.88%, 06/01/33	2,564	2,670,929
Johnson Controls International PLC
4.50%, 02/15/47	2,912	2,510,398
4.63%, 07/02/44	2,580	2,307,554
4.95%, 07/02/64(e)	1,827	1,613,420
6.00%, 01/15/36	1,249	1,332,341
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,055	2,617,662
2.00%, 09/16/31	2,275	1,918,023
4.90%, 12/01/32	2,520	2,508,657
5.50%, 04/19/29	2,905	2,983,741
Lafarge SA, 7.13%, 07/15/36	1,070	1,207,632
Lennox International Inc.
1.70%, 08/01/27	1,793	1,672,000
5.50%, 09/15/28	2,340	2,400,656
Martin Marietta Materials Inc.
2.40%, 07/15/31	2,260	1,964,757
3.20%, 07/15/51	4,900	3,282,831
3.45%, 06/01/27	2,053	2,003,706
3.50%, 12/15/27	3,684	3,579,259
4.25%, 12/15/47	3,315	2,791,160
5.15%, 12/01/34	1,200	1,198,719
5.50%, 12/01/54	1,710	1,665,297
Series CB, 2.50%, 03/15/30	3,516	3,158,097
Masco Corp.
1.50%, 02/15/28	3,587	3,282,556
2.00%, 10/01/30	2,979	2,563,971
2.00%, 02/15/31	2,270	1,940,509
3.13%, 02/15/51	2,031	1,335,296
3.50%, 11/15/27	3,218	3,129,597
4.50%, 05/15/47	2,450	2,083,779
Mohawk Industries Inc.
3.63%, 05/15/30	1,700	1,602,894
5.85%, 09/18/28	1,825	1,893,809
Owens Corning
3.40%, 08/15/26	3,338	3,281,741
3.50%, 02/15/30	300	281,502
3.88%, 06/01/30	2,335	2,228,832
3.95%, 08/15/29	3,713	3,595,938
4.30%, 07/15/47	3,476	2,870,067
4.40%, 01/30/48	2,324	1,946,568
5.50%, 06/15/27	1,740	1,772,585
5.70%, 06/15/34	3,580	3,700,820
5.95%, 06/15/54	1,095	1,128,428
7.00%, 12/01/36	1,605	1,829,816
Trane Technologies Financing Ltd.
3.50%, 03/21/26	2,482	2,452,367
3.80%, 03/21/29	4,670	4,525,402
4.50%, 03/21/49	2,055	1,798,894
4.65%, 11/01/44	1,493	1,361,105
5.10%, 06/13/34	2,285	2,301,871
5.25%, 03/03/33	1,025	1,042,550
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	3,868	3,769,880
4.30%, 02/21/48	1,843	1,560,725
5.75%, 06/15/43	2,597	2,687,072
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Vulcan Materials Co.
3.50%, 06/01/30	$4,535	$4,273,202
3.90%, 04/01/27	2,650	2,616,129
4.50%, 06/15/47	3,554	3,072,014
4.70%, 03/01/48	2,928	2,610,789
4.95%, 12/01/29	2,175	2,192,307
5.35%, 12/01/34	2,990	3,036,964
5.70%, 12/01/54	2,955	2,971,133
		178,137,357
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	6,887	6,536,427
2.05%, 05/15/30	4,447	3,931,344
2.70%, 05/15/40	3,731	2,751,893
2.80%, 05/15/50	5,212	3,366,992
4.60%, 02/08/29	6,040	6,080,997
4.75%, 02/08/31	3,625	3,653,601
4.80%, 03/03/33	3,565	3,563,915
4.85%, 02/08/34	4,480	4,461,613
Albemarle Corp.
4.65%, 06/01/27	2,955	2,934,115
5.05%, 06/01/32(b)	2,440	2,366,429
5.45%, 12/01/44	1,965	1,802,807
5.65%, 06/01/52(b)	2,380	2,057,929
Cabot Corp.
4.00%, 07/01/29	1,440	1,387,854
5.00%, 06/30/32	2,450	2,439,757
Celanese U.S. Holdings LLC
1.40%, 08/05/26	778	736,898
6.42%, 07/15/27	2,769	2,836,839
6.58%, 07/15/29	819	850,437
6.60%, 11/15/28	1,541	1,596,760
6.63%, 07/15/32	1,245	1,296,905
6.80%, 11/15/30	1,573	1,657,890
6.95%, 11/15/33(b)	1,439	1,536,564
CF Industries Inc.
4.95%, 06/01/43	4,420	3,972,281
5.15%, 03/15/34	3,656	3,582,649
5.38%, 03/15/44	3,072	2,897,911
Dow Chemical Co. (The)
2.10%, 11/15/30	1,921	1,662,115
3.60%, 11/15/50	3,251	2,288,719
4.25%, 10/01/34	2,584	2,378,666
4.38%, 11/15/42	6,711	5,632,914
4.63%, 10/01/44	3,385	2,928,031
4.80%, 11/30/28	4,417	4,447,367
4.80%, 05/15/49	3,245	2,759,080
5.15%, 02/15/34(b)	1,785	1,775,988
5.25%, 11/15/41	4,251	4,012,604
5.35%, 03/15/35	2,125	2,118,019
5.55%, 11/30/48	4,238	4,043,603
5.60%, 02/15/54(b)	1,895	1,807,895
5.95%, 03/15/55	2,125	2,108,941
6.30%, 03/15/33(b)	1,105	1,193,602
6.90%, 05/15/53	2,540	2,840,340
7.38%, 11/01/29	5,179	5,749,231
9.40%, 05/15/39	2,702	3,659,405
DuPont de Nemours Inc.
4.73%, 11/15/28	10,787	10,858,704
5.32%, 11/15/38	4,629	4,814,420
5.42%, 11/15/48	8,464	8,727,116
Security	Par (000)	Value
Chemicals (continued)
Eastman Chemical Co.
4.50%, 12/01/28	$1,996	$1,985,750
4.65%, 10/15/44	4,513	3,928,406
4.80%, 09/01/42	2,787	2,512,167
5.00%, 08/01/29	2,695	2,711,477
5.63%, 02/20/34	2,010	2,050,802
5.75%, 03/08/33	2,195	2,273,448
Ecolab Inc.
1.30%, 01/30/31	3,310	2,751,380
1.65%, 02/01/27	3,477	3,311,111
2.13%, 02/01/32	3,390	2,878,992
2.13%, 08/15/50	2,308	1,291,767
2.70%, 11/01/26	6,142	5,983,372
2.70%, 12/15/51	4,875	3,060,961
2.75%, 08/18/55	5,679	3,500,353
3.25%, 12/01/27	3,395	3,303,167
3.95%, 12/01/47	1,000	824,486
4.80%, 03/24/30	3,428	3,475,154
5.25%, 01/15/28(b)	3,540	3,639,620
5.50%, 12/08/41	805	824,987
EIDP Inc.
2.30%, 07/15/30	3,852	3,429,630
4.50%, 05/15/26	3,300	3,302,777
4.80%, 05/15/33	1,340	1,323,153
FMC Corp.
3.20%, 10/01/26	3,188	3,105,368
3.45%, 10/01/29	3,401	3,131,578
4.50%, 10/01/49	2,605	1,994,732
5.15%, 05/18/26	2,745	2,747,804
5.65%, 05/18/33	2,495	2,476,002
6.38%, 05/18/53	2,495	2,451,022
Huntsman International LLC
2.95%, 06/15/31	2,205	1,874,321
4.50%, 05/01/29	4,090	3,943,280
5.70%, 10/15/34	1,380	1,338,105
International Flavors & Fragrances Inc.
4.38%, 06/01/47	2,719	2,202,162
4.45%, 09/26/28	1,725	1,704,248
5.00%, 09/26/48	3,017	2,630,646
Linde Inc./CT
1.10%, 08/10/30	5,522	4,657,975
2.00%, 08/10/50	3,075	1,681,999
3.55%, 11/07/42	2,632	2,129,301
Lubrizol Corp. (The), 6.50%, 10/01/34	2,052	2,311,554
LYB International Finance BV
4.88%, 03/15/44	4,410	3,890,386
5.25%, 07/15/43	2,014	1,860,379
LYB International Finance II BV, 3.50%, 03/02/27	2,280	2,233,665
LYB International Finance III LLC
2.25%, 10/01/30	3,182	2,769,287
3.38%, 10/01/40	4,018	3,020,668
3.63%, 04/01/51	4,826	3,358,022
3.80%, 10/01/60	3,531	2,438,713
4.20%, 10/15/49	4,218	3,255,013
4.20%, 05/01/50	4,552	3,497,961
5.50%, 03/01/34	3,405	3,415,580
5.63%, 05/15/33	3,180	3,259,236
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	3,827	3,113,459
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27	$1,160	$1,143,365
4.88%, 11/15/41	1,090	985,407
5.38%, 11/15/28	1,500	1,532,659
5.45%, 11/15/33	1,817	1,836,005
5.63%, 11/15/43	923	896,798
NewMarket Corp., 2.70%, 03/18/31	2,181	1,902,046
Nutrien Ltd.
2.95%, 05/13/30	2,259	2,068,732
3.95%, 05/13/50	2,245	1,733,211
4.00%, 12/15/26	2,924	2,894,937
4.13%, 03/15/35	2,190	1,992,979
4.20%, 04/01/29	4,785	4,690,237
4.90%, 03/27/28	3,287	3,316,447
4.90%, 06/01/43	2,979	2,733,531
5.00%, 04/01/49	3,034	2,776,929
5.20%, 06/21/27	2,440	2,473,341
5.25%, 01/15/45	2,647	2,509,856
5.40%, 06/21/34(b)	2,150	2,175,699
5.63%, 12/01/40	1,401	1,411,840
5.80%, 03/27/53	2,220	2,250,834
5.88%, 12/01/36	2,384	2,485,698
6.13%, 01/15/41	615	646,922
PPG Industries Inc.
1.20%, 03/15/26	4,565	4,409,738
2.55%, 06/15/30	2,257	2,037,379
2.80%, 08/15/29	2,035	1,885,205
3.75%, 03/15/28	4,811	4,720,028
Rohm & Haas Co., 7.85%, 07/15/29	5,054	5,616,406
RPM International Inc.
2.95%, 01/15/32	2,305	2,032,481
3.75%, 03/15/27	3,115	3,060,557
4.25%, 01/15/48	1,426	1,215,824
4.55%, 03/01/29	2,449	2,434,381
5.25%, 06/01/45	2,120	2,051,360
Sherwin-Williams Co. (The)
2.20%, 03/15/32	3,172	2,673,982
2.30%, 05/15/30	2,703	2,398,731
2.90%, 03/15/52	2,530	1,603,621
2.95%, 08/15/29	4,677	4,358,321
3.30%, 05/15/50	2,440	1,691,487
3.45%, 06/01/27	8,495	8,315,954
3.80%, 08/15/49	2,635	2,010,996
4.00%, 12/15/42	1,420	1,167,934
4.50%, 06/01/47	5,783	5,018,811
4.55%, 03/01/28	500	500,657
4.55%, 08/01/45	1,822	1,601,288
4.80%, 09/01/31	1,580	1,578,159
Westlake Corp.
2.88%, 08/15/41	2,658	1,838,674
3.13%, 08/15/51	2,600	1,668,563
3.38%, 06/15/30	2,245	2,091,188
3.38%, 08/15/61	2,504	1,542,846
3.60%, 08/15/26	4,854	4,789,141
4.38%, 11/15/47	2,275	1,854,910
5.00%, 08/15/46	3,130	2,814,137
		402,403,225
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	3,005	2,319,405
Security	Par (000)	Value
Commercial Services (continued)
Automatic Data Processing Inc.
1.25%, 09/01/30	$7,512	$6,347,154
1.70%, 05/15/28	5,560	5,143,912
4.45%, 09/09/34	3,095	3,014,141
Block Financial LLC
2.50%, 07/15/28	2,933	2,713,049
3.88%, 08/15/30	3,163	2,970,590
Brown University, Series A, 2.92%, 09/01/50	2,375	1,637,213
California Endowment (The), Series 2021, 2.50%, 04/01/51	3,488	2,153,691
California Institute of Technology
3.65%, 09/01/2119	1,094	729,573
4.32%, 08/01/45	1,292	1,156,580
4.70%, 11/01/2111	1,769	1,513,757
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,416,737
Cintas Corp. No. 2
3.70%, 04/01/27	6,147	6,060,735
4.00%, 05/01/32	2,515	2,393,638
Claremont Mckenna College, 3.78%, 01/01/2122	830	564,646
Cornell University, 4.84%, 06/15/34(b)	2,070	2,087,098
Duke University
Series 2020, 2.68%, 10/01/44	2,016	1,485,280
Series 2020, 2.76%, 10/01/50	1,628	1,087,809
Series 2020, 2.83%, 10/01/55	2,860	1,864,029
Emory University
Series 2020, 2.14%, 09/01/30	358	318,692
Series 2020, 2.97%, 09/01/50	2,063	1,414,819
Equifax Inc.
2.35%, 09/15/31	5,280	4,519,139
3.10%, 05/15/30	3,696	3,401,559
4.80%, 09/15/29	2,940	2,942,791
5.10%, 12/15/27	4,260	4,311,778
5.10%, 06/01/28	3,390	3,437,000
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	2,760	1,710,772
Series 2020, 2.82%, 06/01/70	3,257	1,911,186
George Washington University (The)
4.87%, 09/15/45	1,885	1,798,464
Series 2014, 4.30%, 09/15/44	1,470	1,306,935
Series 2018, 4.13%, 09/15/48	3,711	3,146,419
Georgetown University (The)
5.12%, 04/01/53	160	158,258
Series 20A, 2.94%, 04/01/50	1,744	1,180,835
Series A, 5.22%	1,256	1,157,315
Series B, 4.32%, 04/01/49	1,793	1,552,167
Global Payments Inc.
1.20%, 03/01/26	3,982	3,838,614
2.15%, 01/15/27	4,007	3,828,171
2.90%, 05/15/30	3,909	3,540,584
2.90%, 11/15/31	3,579	3,137,192
3.20%, 08/15/29	5,822	5,427,334
4.15%, 08/15/49	4,054	3,122,082
4.45%, 06/01/28	2,840	2,815,665
4.80%, 04/01/26	4,787	4,790,000
4.95%, 08/15/27	2,629	2,647,851
5.30%, 08/15/29	2,620	2,657,820
5.40%, 08/15/32(b)	3,385	3,447,693
5.95%, 08/15/52	3,515	3,519,708
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
GXO Logistics Inc.
1.65%, 07/15/26	$4,169	$3,999,638
2.65%, 07/15/31(b)	2,852	2,464,162
6.25%, 05/06/29	2,870	2,968,475
6.50%, 05/06/34	2,690	2,781,799
Howard University, 5.21%, 10/01/52	978	875,237
Johns Hopkins University
4.71%, 07/01/32	1,450	1,465,167
Series 2013, 4.08%, 07/01/53	2,413	2,040,401
Series A, 2.81%, 01/01/60(b)	1,785	1,101,926
Leland Stanford Junior University (The)
1.29%, 06/01/27	1,380	1,292,364
2.41%, 06/01/50	2,355	1,467,081
3.65%, 05/01/48	3,541	2,830,193
Massachusetts Institute of Technology
3.07%, 04/01/52	2,028	1,428,432
3.89%, 07/01/2116	708	517,281
3.96%, 07/01/38	819	755,746
4.68%	2,478	2,176,168
5.60%	3,070	3,226,507
Series F, 2.99%, 07/01/50	2,726	1,910,598
Series G, 2.29%, 07/01/51(b)	1,834	1,092,223
Moody's Corp.
2.00%, 08/19/31(b)	3,642	3,087,693
2.75%, 08/19/41	2,985	2,121,837
3.10%, 11/29/61	2,345	1,474,008
3.25%, 01/15/28	3,534	3,427,444
3.25%, 05/20/50	1,713	1,191,101
3.75%, 02/25/52	2,100	1,609,120
4.25%, 02/01/29	3,106	3,086,021
4.25%, 08/08/32	3,350	3,221,635
4.88%, 12/17/48	1,555	1,427,945
5.00%, 08/05/34	2,425	2,428,622
5.25%, 07/15/44	2,321	2,268,910
Northeastern University, Series 2020, 2.89%, 10/01/50	1,541	1,049,413
Northwestern University
4.64%, 12/01/44	1,900	1,798,403
Series 2017, 3.66%, 12/01/57	1,729	1,285,916
Series 2020, 2.64%, 12/01/50	3,049	1,916,892
PayPal Holdings Inc.
2.30%, 06/01/30	5,474	4,885,598
2.65%, 10/01/26	7,726	7,524,177
2.85%, 10/01/29	6,139	5,707,792
3.25%, 06/01/50	3,937	2,729,139
3.90%, 06/01/27	1,570	1,554,340
4.40%, 06/01/32	5,865	5,717,049
5.05%, 06/01/52	4,500	4,223,867
5.15%, 06/01/34	4,110	4,154,880
5.25%, 06/01/62	3,180	2,963,723
5.50%, 06/01/54	1,310	1,306,533
President and Fellows of Harvard College
2.52%, 10/15/50	3,164	2,006,062
3.15%, 07/15/46	2,150	1,613,002
3.30%, 07/15/56	2,006	1,437,221
3.75%, 11/15/52	1,030	825,054
4.88%, 10/15/40	895	891,267
Quanta Services Inc.
2.35%, 01/15/32	2,286	1,928,131
2.90%, 10/01/30	3,635	3,273,293
3.05%, 10/01/41	2,770	1,967,076
Security	Par (000)	Value
Commercial Services (continued)
4.75%, 08/09/27	$2,050	$2,052,211
5.25%, 08/09/34	2,050	2,027,758
RELX Capital Inc.
3.00%, 05/22/30	4,249	3,918,173
4.00%, 03/18/29	6,092	5,944,394
4.75%, 05/20/32	1,680	1,671,195
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,399	3,379,236
Rollins Inc., 5.25%, 02/24/35(c)	640	645,560
S&P Global Inc.
1.25%, 08/15/30	4,398	3,713,210
2.30%, 08/15/60	2,885	1,497,902
2.45%, 03/01/27	5,255	5,059,065
2.50%, 12/01/29	3,492	3,183,293
2.70%, 03/01/29	6,040	5,647,741
2.90%, 03/01/32	3,921	3,487,688
2.95%, 01/22/27	4,246	4,133,745
3.25%, 12/01/49	3,618	2,576,343
3.70%, 03/01/52	4,640	3,581,734
3.90%, 03/01/62	2,189	1,669,856
4.25%, 05/01/29	4,955	4,906,684
4.75%, 08/01/28	4,115	4,153,214
5.25%, 09/15/33	1,967	2,021,762
Thomas Jefferson University, 3.85%, 11/01/57	1,469	1,081,538
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	2,714	2,350,977
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,282,243
Trustees of Boston University, Series CC, 4.06%, 10/01/48	1,932	1,682,544
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	650	629,690
Trustees of Princeton University (The)
4.20%, 03/01/52	1,250	1,095,927
5.70%, 03/01/39	2,490	2,698,868
Series 2020, 2.52%, 07/01/50	3,232	2,064,434
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,587,915
4.67%, 09/01/2112	390	341,401
Series 2020, 2.40%, 10/01/50	1,863	1,140,675
UL Solutions Inc., 6.50%, 10/20/28(c)	1,150	1,207,681
University of Chicago (The)
3.00%, 10/01/52	300	210,189
4.00%, 10/01/53	2,074	1,722,380
Series 20B, 2.76%, 04/01/45	1,477	1,124,736
Series C, 2.55%, 04/01/50(b)	1,781	1,175,220
University of Miami, 4.06%, 04/01/52	1,947	1,608,338
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,400	1,875,220
Series 2017, 3.39%, 02/15/48	2,154	1,659,680
University of Southern California
2.81%, 10/01/50	1,360	908,235
3.03%, 10/01/39	3,714	3,028,379
4.98%, 10/01/53(b)	1,425	1,392,263
5.25%, 10/01/2111	1,128	1,108,536
Series 2017, 3.84%, 10/01/47	2,173	1,804,697
Series 21A, 2.95%, 10/01/51	2,735	1,847,838
Series A, 3.23%, 10/01/2120	979	591,900
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Verisk Analytics Inc.
3.63%, 05/15/50	$2,691	$1,968,685
4.13%, 03/15/29	4,643	4,545,508
5.25%, 06/05/34	2,690	2,715,749
5.50%, 06/15/45	1,940	1,898,195
5.75%, 04/01/33	2,800	2,934,427
Washington University (The)
3.52%, 04/15/54	3,046	2,308,475
4.35%	1,599	1,280,981
William Marsh Rice University
3.57%, 05/15/45	1,415	1,147,595
3.77%, 05/15/55	1,695	1,352,313
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,285,321
Series 2020, 2.40%, 04/15/50	1,868	1,156,591
		369,282,550
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	3,740	3,705,161
4.05%, 10/04/29	4,145	4,076,805
4.25%, 10/04/31	4,175	4,082,318
4.50%, 10/04/34	3,075	2,983,817
Amdocs Ltd., 2.54%, 06/15/30	3,521	3,121,503
Apple Inc.
1.20%, 02/08/28	8,557	7,872,431
1.25%, 08/20/30	8,192	6,995,167
1.40%, 08/05/28	9,335	8,498,217
1.65%, 05/11/30	8,673	7,592,005
1.65%, 02/08/31	7,090	6,102,246
1.70%, 08/05/31	5,748	4,896,830
2.05%, 09/11/26	4,637	4,490,984
2.20%, 09/11/29	6,955	6,359,178
2.38%, 02/08/41	4,920	3,483,420
2.40%, 08/20/50	4,471	2,721,959
2.45%, 08/04/26	6,631	6,477,003
2.55%, 08/20/60	11,802	7,066,131
2.65%, 05/11/50	9,991	6,439,287
2.65%, 02/08/51	9,740	6,192,118
2.70%, 08/05/51	8,874	5,677,544
2.80%, 02/08/61	6,033	3,695,663
2.85%, 08/05/61	4,935	3,059,499
2.90%, 09/12/27	9,696	9,398,404
2.95%, 09/11/49	8,553	5,890,372
3.00%, 06/20/27	6,950	6,778,003
3.00%, 11/13/27	7,637	7,427,121
3.20%, 05/11/27	9,352	9,164,857
3.25%, 08/08/29	8,500	8,161,889
3.35%, 02/09/27	5,960	5,873,506
3.35%, 08/08/32(b)	7,360	6,885,369
3.45%, 02/09/45	11,116	8,751,123
3.75%, 09/12/47	6,029	4,854,629
3.75%, 11/13/47	6,552	5,282,897
3.85%, 05/04/43	12,998	11,034,238
3.85%, 08/04/46	9,419	7,770,969
3.95%, 08/08/52	8,040	6,601,864
4.00%, 05/10/28	4,160	4,151,483
4.10%, 08/08/62	5,295	4,310,169
4.15%, 05/10/30	2,680	2,685,352
4.25%, 02/09/47	4,486	3,951,966
4.30%, 05/10/33	4,855	4,833,939
4.38%, 05/13/45	8,174	7,381,471
Security	Par (000)	Value
Computers (continued)
4.45%, 05/06/44	$3,672	$3,436,052
4.50%, 02/23/36(b)	7,908	7,882,426
4.65%, 02/23/46	14,959	13,990,974
4.85%, 05/10/53(b)	4,350	4,243,211
Booz Allen Hamilton Inc., 5.95%, 08/04/33	1,377	1,409,010
CGI Inc.
1.45%, 09/14/26	2,991	2,855,738
2.30%, 09/14/31	2,883	2,460,005
Dell Inc.
6.50%, 04/15/38	2,045	2,194,325
7.10%, 04/15/28	3,505	3,745,046
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,710	4,317,338
3.45%, 12/15/51	4,719	3,279,645
4.35%, 02/01/30	2,530	2,478,731
4.85%, 02/01/35	3,835	3,703,066
4.90%, 10/01/26	8,994	9,032,851
5.25%, 02/01/28	2,320	2,365,217
5.30%, 10/01/29	6,995	7,128,942
5.40%, 04/15/34	3,880	3,942,641
5.75%, 02/01/33	2,940	3,069,151
6.02%, 06/15/26	5,593	5,673,151
6.10%, 07/15/27	3,250	3,351,903
6.20%, 07/15/30	3,043	3,234,676
8.10%, 07/15/36	4,622	5,575,717
8.35%, 07/15/46	2,035	2,633,016
DXC Technology Co.
1.80%, 09/15/26	3,505	3,349,906
2.38%, 09/15/28	3,487	3,200,394
Fortinet Inc.
1.00%, 03/15/26	4,075	3,925,703
2.20%, 03/15/31	3,609	3,124,916
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	1,335	1,291,221
6.00%, 06/04/29	1,770	1,832,631
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	1,971	1,913,528
4.40%, 09/25/27	6,210	6,180,488
4.45%, 09/25/26	6,770	6,762,131
4.55%, 10/15/29	6,910	6,854,409
4.85%, 10/15/31	3,420	3,408,254
5.00%, 10/15/34	4,820	4,743,296
5.25%, 07/01/28	3,285	3,350,278
5.60%, 10/15/54	4,580	4,465,274
6.20%, 10/15/35	4,430	4,740,582
6.35%, 10/15/45	7,422	7,843,602
HP Inc.
1.45%, 06/17/26	1,201	1,155,487
2.65%, 06/17/31	5,245	4,576,543
3.00%, 06/17/27	5,264	5,080,035
3.40%, 06/17/30	80	74,521
4.00%, 04/15/29	4,950	4,808,134
4.20%, 04/15/32	3,020	2,866,743
4.75%, 01/15/28	4,710	4,744,208
5.50%, 01/15/33	5,525	5,638,723
6.00%, 09/15/41(b)	5,997	6,150,407
IBM International Capital Pte Ltd.
4.60%, 02/05/27	3,000	3,013,497
4.60%, 02/05/29	4,500	4,505,993
4.75%, 02/05/31	4,080	4,087,341
4.90%, 02/05/34	4,580	4,505,491
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.25%, 02/05/44	$3,140	$3,029,520
5.30%, 02/05/54	6,580	6,255,152
International Business Machines Corp.
1.70%, 05/15/27	5,934	5,591,700
1.95%, 05/15/30	6,590	5,770,187
2.20%, 02/09/27	3,595	3,448,113
2.72%, 02/09/32	2,285	2,012,541
2.85%, 05/15/40	2,458	1,812,753
2.95%, 05/15/50	3,059	1,991,353
3.30%, 05/15/26	11,744	11,575,375
3.30%, 01/27/27	2,968	2,908,557
3.43%, 02/09/52	4,460	3,138,358
3.50%, 05/15/29	12,715	12,172,930
4.00%, 06/20/42	3,901	3,252,983
4.15%, 07/27/27	4,278	4,253,798
4.15%, 05/15/39	9,479	8,352,040
4.25%, 05/15/49	11,785	9,753,213
4.40%, 07/27/32	4,190	4,057,694
4.50%, 02/06/28	4,550	4,567,113
4.65%, 02/10/28	3,000	3,008,649
4.70%, 02/19/46	3,474	3,109,805
4.75%, 02/06/33	3,857	3,822,658
4.90%, 07/27/52	3,000	2,717,843
5.10%, 02/06/53	3,095	2,886,484
5.60%, 11/30/39	3,660	3,747,521
5.88%, 11/29/32	2,984	3,187,033
6.22%, 08/01/27	2,762	2,873,656
6.50%, 01/15/28	1,830	1,931,361
7.13%, 12/01/96	1,339	1,690,486
Series .., 4.80%, 02/10/30	3,000	3,015,016
Series .., 5.00%, 02/10/32	3,000	3,018,318
Series .., 5.20%, 02/10/35	3,000	3,018,817
Series .., 5.70%, 02/10/55	3,000	3,019,727
Kyndryl Holdings Inc.
2.05%, 10/15/26	3,710	3,557,361
2.70%, 10/15/28	2,942	2,733,349
3.15%, 10/15/31	3,935	3,480,875
4.10%, 10/15/41	2,585	2,070,699
6.35%, 02/20/34(b)	1,175	1,243,283
Leidos Inc.
2.30%, 02/15/31	4,138	3,560,035
4.38%, 05/15/30	1,553	1,505,879
5.75%, 03/15/33	180	184,957
NetApp Inc.
2.38%, 06/22/27	2,541	2,420,319
2.70%, 06/22/30	2,719	2,438,890
Teledyne FLIR LLC, 2.50%, 08/01/30	2,321	2,064,043
Western Digital Corp.
2.85%, 02/01/29	2,009	1,831,286
3.10%, 02/01/32	2,713	2,320,371
		631,377,576
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	1,570	1,530,796
3.25%, 08/15/32	2,860	2,624,636
3.70%, 08/01/47	2,915	2,331,330
4.00%, 08/15/45	3,358	2,882,253
4.60%, 03/01/28	1,374	1,395,145
4.60%, 03/01/33(b)	1,744	1,754,661
4.80%, 03/02/26	1,494	1,501,647
Conopco Inc., Series E, 7.25%, 12/15/26	1,547	1,622,799
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	$2,985	$2,534,625
2.38%, 12/01/29	3,818	3,445,618
2.60%, 04/15/30	4,139	3,736,795
3.13%, 12/01/49	3,077	2,035,056
3.15%, 03/15/27	3,557	3,472,041
4.15%, 03/15/47	2,255	1,821,850
4.38%, 05/15/28	4,550	4,534,102
4.38%, 06/15/45	1,968	1,651,026
4.65%, 05/15/33	2,080	2,025,775
5.00%, 02/14/34	2,145	2,139,882
5.15%, 05/15/53(b)	2,905	2,805,519
6.00%, 05/15/37	1,542	1,630,206
Haleon U.S. Capital LLC
3.38%, 03/24/27	8,955	8,761,131
3.38%, 03/24/29	6,180	5,887,435
3.63%, 03/24/32	6,850	6,308,934
4.00%, 03/24/52	5,640	4,463,421
Kenvue Inc.
4.90%, 03/22/33	6,110	6,124,796
5.00%, 03/22/30	4,950	5,038,121
5.05%, 03/22/28	7,945	8,089,444
5.05%, 03/22/53	6,720	6,453,658
5.10%, 03/22/43	3,480	3,410,866
5.20%, 03/22/63	3,350	3,208,297
5.35%, 03/22/26	2,530	2,553,527
Procter & Gamble Co. (The)
1.00%, 04/23/26	1,740	1,679,702
1.20%, 10/29/30	5,365	4,524,649
1.90%, 02/01/27	2,440	2,340,051
1.95%, 04/23/31	2,692	2,350,921
2.30%, 02/01/32	4,320	3,794,739
2.45%, 11/03/26	1,811	1,762,353
2.80%, 03/25/27	4,762	4,636,136
2.85%, 08/11/27	5,131	4,975,215
3.00%, 03/25/30	8,140	7,650,215
3.50%, 10/25/47	2,765	2,209,278
3.55%, 03/25/40	2,795	2,385,216
3.60%, 03/25/50	2,592	2,018,684
3.95%, 01/26/28	3,885	3,868,587
4.05%, 01/26/33(b)	4,100	3,991,957
4.15%, 10/24/29	2,725	2,721,065
4.35%, 01/29/29(b)	3,280	3,299,406
4.55%, 01/29/34	3,935	3,913,309
4.55%, 10/24/34	2,295	2,289,400
5.55%, 03/05/37	2,350	2,523,070
5.80%, 08/15/34	2,000	2,173,958
Unilever Capital Corp.
1.38%, 09/14/30	3,446	2,921,753
1.75%, 08/12/31	4,335	3,663,030
2.00%, 07/28/26	5,752	5,580,461
2.13%, 09/06/29	5,460	4,948,656
2.90%, 05/05/27	7,750	7,530,572
3.50%, 03/22/28	6,374	6,229,771
4.25%, 08/12/27	2,350	2,350,655
4.63%, 08/12/34	2,680	2,636,155
4.88%, 09/08/28	2,420	2,462,336
5.00%, 12/08/33	2,841	2,894,738
5.90%, 11/15/32	5,375	5,810,646
Series 30Y, 2.63%, 08/12/51	4,580	2,897,738
		222,809,814
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	$250	$256,654
6.25%, 06/15/33	315	330,093
WW Grainger Inc.
3.75%, 05/15/46	2,836	2,290,404
4.20%, 05/15/47	2,500	2,112,992
4.45%, 09/15/34	2,125	2,049,821
4.60%, 06/15/45	4,425	4,053,064
		11,093,028
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	13,738	13,244,119
3.00%, 10/29/28	15,923	14,948,180
3.30%, 01/30/32	17,749	15,724,793
3.40%, 10/29/33	7,297	6,337,795
3.65%, 07/21/27	6,195	6,037,334
3.85%, 10/29/41(b)	4,788	3,847,333
3.88%, 01/23/28	4,412	4,312,842
4.45%, 04/03/26	4,078	4,068,501
4.63%, 10/15/27	3,796	3,781,556
4.63%, 09/10/29	4,530	4,481,313
4.88%, 04/01/28	2,570	2,579,211
4.95%, 09/10/34	5,540	5,366,983
5.10%, 01/19/29	3,505	3,537,162
5.30%, 01/19/34	3,745	3,744,472
5.38%, 12/15/31	170	172,072
5.75%, 06/06/28(b)	4,820	4,955,137
6.10%, 01/15/27	3,540	3,622,219
6.15%, 09/30/30	3,635	3,838,825
6.45%, 04/15/27	2,560	2,642,024
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	980	1,007,842
Affiliated Managers Group Inc.
3.30%, 06/15/30	2,581	2,395,879
5.50%, 08/20/34	1,530	1,519,987
Air Lease Corp.
1.88%, 08/15/26	4,083	3,924,954
2.10%, 09/01/28	2,740	2,505,361
2.20%, 01/15/27	2,645	2,530,661
2.88%, 01/15/32	4,523	3,934,896
3.00%, 02/01/30	2,956	2,709,477
3.13%, 12/01/30	2,518	2,283,705
3.25%, 10/01/29	2,611	2,441,535
3.63%, 04/01/27	4,078	4,001,857
3.63%, 12/01/27	2,504	2,437,824
3.75%, 06/01/26	5,848	5,783,482
4.63%, 10/01/28	2,644	2,633,841
5.10%, 03/01/29	2,000	2,023,789
5.20%, 07/15/31	1,590	1,600,113
5.30%, 06/25/26	2,565	2,585,890
5.30%, 02/01/28	3,460	3,519,951
5.85%, 12/15/27	1,770	1,822,863
Aircastle Ltd., 4.25%, 06/15/26	4,067	4,038,980
Ally Financial Inc.
2.20%, 11/02/28	4,670	4,240,996
4.75%, 06/09/27	4,575	4,566,898
5.54%, 01/17/31(a)	925	926,866
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	2,810	2,840,459
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	3,160	3,315,285
Security	Par (000)	Value
Diversified Financial Services (continued)
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	$2,545	$2,673,656
7.10%, 11/15/27	3,435	3,622,549
8.00%, 11/01/31	10,995	12,411,165
American Express Co.
1.65%, 11/04/26	5,314	5,075,262
2.55%, 03/04/27	9,465	9,130,345
3.13%, 05/20/26	5,690	5,604,991
3.30%, 05/03/27	9,065	8,853,914
4.05%, 05/03/29	5,720	5,639,757
4.05%, 12/03/42	7,935	6,800,157
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	5,406	5,217,560
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	3,135	3,116,280
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	3,695	3,734,152
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	5,275	5,289,159
5.09%, 01/30/31(a)	3,775	3,822,569
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	4,535	4,583,675
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	6,200	6,337,509
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	6,530	6,578,543
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	3,535	3,577,114
5.44%, 01/30/36(a)	3,905	3,982,605
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	5,975	6,159,088
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	1,060	1,081,450
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(a)	6,146	6,220,506
5.85%, 11/05/27	8,270	8,555,349
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	1,630	1,688,693
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	4,370	4,721,890
American Express Credit Corp., 3.30%, 05/03/27	2,147	2,096,865
Ameriprise Financial Inc.
2.88%, 09/15/26	3,343	3,270,176
4.50%, 05/13/32	2,995	2,917,218
5.15%, 05/15/33	2,765	2,787,667
5.20%, 04/15/35	2,125	2,135,506
5.70%, 12/15/28	3,050	3,168,034
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,214,830
Apollo Global Management Inc.
5.80%, 05/21/54	1,710	1,731,799
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)	2,200	2,140,353
6.38%, 11/15/33	2,264	2,473,594
Ares Management Corp.
5.60%, 10/11/54	1,855	1,794,175
6.38%, 11/10/28	590	621,221
BGC Group Inc.
6.60%, 06/10/29	1,280	1,322,945
8.00%, 05/25/28	1,715	1,835,100
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Blue Owl Finance LLC
3.13%, 06/10/31	$2,780	$2,456,608
4.13%, 10/07/51	520	390,746
4.38%, 02/15/32	1,000	943,446
6.25%, 04/18/34	4,090	4,263,461
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,870	1,961,899
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	4,850	4,108,842
Brookfield Finance Inc.
2.72%, 04/15/31	2,885	2,564,463
3.50%, 03/30/51	2,946	2,090,764
3.63%, 02/15/52	2,197	1,588,853
3.90%, 01/25/28	6,261	6,149,250
4.25%, 06/02/26	3,159	3,149,264
4.35%, 04/15/30	4,544	4,437,343
4.70%, 09/20/47	4,096	3,629,449
4.85%, 03/29/29	5,102	5,120,956
5.68%, 01/15/35	2,140	2,190,070
5.97%, 03/04/54	2,265	2,339,943
6.35%, 01/05/34	2,965	3,169,051
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	3,250	2,283,682
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	5,725	5,457,300
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	5,618	4,660,984
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	2,950	2,515,097
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	3,945	3,699,133
3.65%, 05/11/27	5,247	5,137,434
3.75%, 07/28/26	7,012	6,922,505
3.75%, 03/09/27	6,649	6,528,733
3.80%, 01/31/28	6,835	6,684,249
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	7,265	7,285,015
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	4,115	4,161,979
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	5,040	5,018,275
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	2,535	2,581,519
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	4,252	4,327,177
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	3,905	4,007,666
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	5,805	5,931,170
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	4,495	4,620,022
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	4,410	4,583,178
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	7,110	7,407,301
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	7,715	8,185,896
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	3,895	4,040,862
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	4,435	4,964,998
Security	Par (000)	Value
Diversified Financial Services (continued)
Cboe Global Markets Inc.
1.63%, 12/15/30	$3,825	$3,237,422
3.00%, 03/16/32	1,790	1,590,795
3.65%, 01/12/27	4,439	4,381,482
Charles Schwab Corp. (The)
0.90%, 03/11/26	7,214	6,952,459
1.15%, 05/13/26	6,043	5,817,670
1.65%, 03/11/31	3,654	3,060,191
1.95%, 12/01/31	4,221	3,528,313
2.00%, 03/20/28	4,782	4,448,923
2.30%, 05/13/31	3,538	3,080,518
2.45%, 03/03/27	5,740	5,523,531
2.75%, 10/01/29	3,229	2,981,572
2.90%, 03/03/32	5,058	4,447,147
3.20%, 03/02/27	4,187	4,093,608
3.20%, 01/25/28	4,668	4,512,444
3.25%, 05/22/29	3,295	3,131,613
3.30%, 04/01/27	5,070	4,959,581
4.00%, 02/01/29	3,578	3,509,771
4.63%, 03/22/30	3,048	3,076,198
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	2,460	2,531,277
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	5,220	5,459,896
5.88%, 08/24/26	4,313	4,395,131
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	4,885	5,215,356
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	4,540	4,781,295
CI Financial Corp.
3.20%, 12/17/30	4,663	4,059,874
4.10%, 06/15/51	710	511,468
CME Group Inc.
2.65%, 03/15/32	4,236	3,722,948
3.75%, 06/15/28	6,443	6,336,273
4.15%, 06/15/48	3,958	3,390,336
5.30%, 09/15/43	3,429	3,503,818
Credit Suisse USA LLC, 7.13%, 07/15/32	3,616	4,074,323
Discover Financial Services
4.10%, 02/09/27	4,780	4,721,948
6.70%, 11/29/32	3,445	3,733,255
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	4,105	4,758,272
Eaton Vance Corp., 3.50%, 04/06/27	3,439	3,370,532
Enact Holdings Inc., 6.25%, 05/28/29	2,570	2,645,723
Franklin Resources Inc.
1.60%, 10/30/30	3,917	3,308,710
2.95%, 08/12/51	1,780	1,153,978
Intercontinental Exchange Inc.
1.85%, 09/15/32	6,543	5,296,907
2.10%, 06/15/30	6,287	5,539,697
2.65%, 09/15/40	4,558	3,300,711
3.00%, 06/15/50	6,852	4,555,285
3.00%, 09/15/60	4,800	2,948,130
3.10%, 09/15/27	4,655	4,508,766
3.63%, 09/01/28	940	912,457
3.75%, 09/21/28	3,937	3,836,531
4.00%, 09/15/27	6,285	6,218,363
4.25%, 09/21/48	6,585	5,587,814
4.35%, 06/15/29	6,464	6,412,874
4.60%, 03/15/33	6,540	6,387,599
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.95%, 06/15/52	$5,482	$5,073,100
5.20%, 06/15/62	4,515	4,302,981
5.25%, 06/15/31	3,080	3,163,921
Invesco Finance PLC, 5.38%, 11/30/43	1,849	1,792,947
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(c)	1,105	1,079,253
Jefferies Financial Group Inc.
2.63%, 10/15/31	4,575	3,920,608
2.75%, 10/15/32	3,735	3,116,273
4.15%, 01/23/30	4,840	4,648,352
4.85%, 01/15/27	4,438	4,441,062
5.88%, 07/21/28	5,055	5,205,125
6.20%, 04/14/34	4,670	4,851,033
6.25%, 01/15/36	3,003	3,103,836
6.45%, 06/08/27	2,336	2,420,115
6.50%, 01/20/43	2,009	2,129,956
Lazard Group LLC
3.63%, 03/01/27	3,036	2,974,027
4.38%, 03/11/29	3,777	3,718,279
4.50%, 09/19/28	1,938	1,917,085
6.00%, 03/15/31	1,905	1,985,582
Legg Mason Inc.
4.75%, 03/15/26	2,343	2,345,136
5.63%, 01/15/44	2,878	2,880,293
LPL Holdings Inc.
5.70%, 05/20/27	2,205	2,243,165
6.00%, 05/20/34	2,160	2,215,853
6.75%, 11/17/28	1,705	1,803,683
Marex Group PLC, 6.40%, 11/04/29	2,150	2,201,275
Mastercard Inc.
1.90%, 03/15/31	3,960	3,429,491
2.00%, 11/18/31	4,300	3,663,302
2.95%, 11/21/26	3,981	3,901,960
2.95%, 06/01/29	6,404	6,049,337
2.95%, 03/15/51	3,430	2,308,986
3.30%, 03/26/27	6,735	6,608,780
3.35%, 03/26/30	7,760	7,347,319
3.50%, 02/26/28	3,280	3,217,955
3.65%, 06/01/49	4,831	3,754,963
3.80%, 11/21/46	3,092	2,516,470
3.85%, 03/26/50	6,639	5,334,587
3.95%, 02/26/48	2,306	1,905,949
4.10%, 01/15/28	1,920	1,913,736
4.35%, 01/15/32	3,175	3,114,165
4.55%, 03/15/28	1,245	1,255,427
4.55%, 01/15/35	2,640	2,576,529
4.85%, 03/09/33	3,741	3,762,733
4.88%, 03/09/28	5,100	5,182,863
4.88%, 05/09/34	4,190	4,201,323
4.95%, 03/15/32	2,525	2,561,249
Nasdaq Inc.
1.65%, 01/15/31	4,206	3,551,374
2.50%, 12/21/40	3,885	2,689,783
3.25%, 04/28/50	5,008	3,458,083
3.85%, 06/30/26	6,411	6,361,239
3.95%, 03/07/52	1,347	1,058,086
5.35%, 06/28/28	5,901	6,035,988
5.55%, 02/15/34	5,353	5,545,229
5.95%, 08/15/53	1,659	1,728,333
6.10%, 06/28/63	2,069	2,153,590
Security	Par (000)	Value
Diversified Financial Services (continued)
Nomura Holdings Inc.
1.65%, 07/14/26	$6,105	$5,866,827
2.17%, 07/14/28	5,422	4,982,759
2.33%, 01/22/27	6,488	6,209,936
2.61%, 07/14/31	4,505	3,908,115
2.68%, 07/16/30	4,760	4,248,253
2.71%, 01/22/29	3,210	2,967,150
3.00%, 01/22/32	3,445	3,023,095
3.10%, 01/16/30	5,215	4,809,559
5.39%, 07/06/27	2,385	2,417,844
5.59%, 07/02/27	3,070	3,125,723
5.61%, 07/06/29	2,680	2,755,585
5.78%, 07/03/34(b)	4,125	4,261,689
5.84%, 01/18/28	2,475	2,544,689
6.07%, 07/12/28	3,210	3,334,673
6.09%, 07/12/33(b)	2,727	2,890,459
6.18%, 01/18/33	2,220	2,353,461
ORIX Corp.
2.25%, 03/09/31	3,225	2,786,337
3.70%, 07/18/27	3,253	3,189,411
4.00%, 04/13/32	2,613	2,466,003
4.65%, 09/10/29	1,450	1,447,821
5.00%, 09/13/27	1,913	1,933,281
5.20%, 09/13/32	2,320	2,357,659
5.40%, 02/25/35	2,125	2,164,131
Radian Group Inc.
4.88%, 03/15/27	3,400	3,389,570
6.20%, 05/15/29	2,660	2,748,063
Raymond James Financial Inc.
3.75%, 04/01/51	3,495	2,590,639
4.65%, 04/01/30	3,832	3,827,878
4.95%, 07/15/46	3,699	3,391,698
Stifel Financial Corp., 4.00%, 05/15/30	2,427	2,322,721
Synchrony Financial
2.88%, 10/28/31	3,701	3,155,764
3.70%, 08/04/26	2,977	2,925,656
3.95%, 12/01/27	5,252	5,120,602
5.15%, 03/19/29	4,132	4,117,150
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	2,225	2,270,593
TPG Operating Group II LP, 5.88%, 03/05/34	1,745	1,804,761
Visa Inc.
0.75%, 08/15/27	3,404	3,139,442
1.10%, 02/15/31	5,922	4,911,337
1.90%, 04/15/27	7,276	6,943,602
2.00%, 08/15/50	8,113	4,522,578
2.05%, 04/15/30	7,956	7,103,115
2.70%, 04/15/40	4,834	3,645,311
2.75%, 09/15/27	4,414	4,255,747
3.65%, 09/15/47	3,574	2,827,676
4.15%, 12/14/35	9,729	9,223,858
4.30%, 12/14/45	15,354	13,573,473
Voya Financial Inc.
3.65%, 06/15/26	3,012	2,973,476
4.70%, 01/23/48(a)	1,839	1,748,574
4.80%, 06/15/46	2,184	1,913,204
5.00%, 09/20/34	1,760	1,713,610
5.70%, 07/15/43	2,523	2,504,046
Western Union Co. (The)
1.35%, 03/15/26	3,387	3,266,377
2.75%, 03/15/31	2,300	1,988,243
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.20%, 11/17/36(b)	$2,757	$2,816,960
		1,079,396,004
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51	1,845	1,267,891
3.80%, 10/01/47	1,711	1,272,840
3.95%, 06/01/28	2,262	2,210,977
4.70%, 05/15/32	2,410	2,346,012
5.25%, 05/15/52	2,440	2,244,156
5.40%, 06/01/33	1,960	1,971,957
5.45%, 05/15/29	1,820	1,864,924
5.70%, 05/15/34	1,980	2,020,593
Series G, 4.15%, 05/01/49	1,681	1,306,046
Series H, 3.45%, 01/15/50	2,327	1,621,135
Series I, 2.10%, 07/01/30	3,105	2,700,436
AEP Transmission Co. LLC
3.10%, 12/01/26	2,718	2,655,618
3.15%, 09/15/49	739	500,970
3.75%, 12/01/47	2,525	1,936,978
3.80%, 06/15/49	1,876	1,441,255
4.00%, 12/01/46	1,740	1,403,825
4.25%, 09/15/48	1,772	1,460,099
4.50%, 06/15/52	1,740	1,488,490
5.15%, 04/01/34	1,635	1,639,195
5.40%, 03/15/53	2,410	2,358,512
Series M, 3.65%, 04/01/50	2,660	1,988,832
Series N, 2.75%, 08/15/51	1,884	1,178,342
AES Corp. (The)
2.45%, 01/15/31(b)	6,060	5,190,423
5.45%, 06/01/28	4,370	4,446,037
Alabama Power Co.
3.00%, 03/15/52	3,090	2,018,982
3.05%, 03/15/32	1,020	910,875
3.13%, 07/15/51	3,215	2,169,491
3.45%, 10/01/49	2,858	2,065,857
3.75%, 09/01/27	2,310	2,272,873
3.75%, 03/01/45	3,468	2,740,182
3.85%, 12/01/42	1,467	1,200,498
3.94%, 09/01/32	2,740	2,583,242
4.15%, 08/15/44	2,040	1,727,156
4.30%, 01/02/46	1,602	1,360,633
5.85%, 11/15/33	1,445	1,525,089
6.00%, 03/01/39	754	802,456
6.13%, 05/15/38	1,380	1,498,187
Series 20-A, 1.45%, 09/15/30	3,214	2,723,007
Series A, 4.30%, 07/15/48	2,486	2,090,529
Series B, 3.70%, 12/01/47	2,626	2,000,669
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	1,110	1,116,982
Ameren Corp.
1.75%, 03/15/28	2,311	2,123,843
1.95%, 03/15/27	3,595	3,414,900
3.50%, 01/15/31	3,555	3,301,334
5.00%, 01/15/29	3,319	3,346,755
5.70%, 12/01/26	3,490	3,549,383
Ameren Illinois Co.
1.55%, 11/15/30	1,767	1,496,341
2.90%, 06/15/51	1,719	1,117,182
3.25%, 03/15/50	1,787	1,253,769
3.70%, 12/01/47	2,666	2,065,153
3.80%, 05/15/28	2,382	2,335,934
Security	Par (000)	Value
Electric (continued)
3.85%, 09/01/32	$2,475	$2,316,228
4.15%, 03/15/46	1,926	1,619,254
4.50%, 03/15/49	2,509	2,173,744
4.95%, 06/01/33	2,040	2,037,872
5.55%, 07/01/54	2,835	2,856,613
5.63%, 03/01/55	1,500	1,527,098
5.90%, 12/01/52	1,775	1,871,590
American Electric Power Co. Inc.
2.30%, 03/01/30	2,531	2,240,533
3.20%, 11/13/27	2,993	2,886,628
3.25%, 03/01/50	1,597	1,059,492
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	3,525	3,346,476
5.20%, 01/15/29	5,220	5,292,906
5.63%, 03/01/33	2,901	2,974,343
5.75%, 11/01/27	2,900	2,979,540
5.95%, 11/01/32	1,994	2,085,120
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)	2,450	2,507,745
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)	1,010	1,036,392
Series J, 4.30%, 12/01/28	3,335	3,293,342
Appalachian Power Co.
4.40%, 05/15/44	1,704	1,426,797
4.45%, 06/01/45	1,878	1,564,067
4.50%, 08/01/32	2,880	2,760,668
5.65%, 04/01/34	1,790	1,819,417
7.00%, 04/01/38	1,965	2,184,941
Series AA, 2.70%, 04/01/31	1,392	1,226,926
Series X, 3.30%, 06/01/27	2,254	2,191,358
Series Y, 4.50%, 03/01/49	2,200	1,804,503
Series Z, 3.70%, 05/01/50	2,490	1,784,043
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,667,289
2.60%, 08/15/29	2,485	2,274,940
2.65%, 09/15/50	2,051	1,233,499
2.95%, 09/15/27	2,114	2,030,349
3.35%, 05/15/50	2,652	1,842,730
3.50%, 12/01/49	1,888	1,324,050
3.75%, 05/15/46	2,096	1,598,278
4.20%, 08/15/48	1,523	1,229,999
4.25%, 03/01/49(b)	1,635	1,322,495
4.35%, 11/15/45	2,332	1,946,329
4.50%, 04/01/42	2,215	1,924,090
5.05%, 09/01/41	1,575	1,467,223
5.55%, 08/01/33	2,635	2,678,876
5.70%, 08/15/34	2,040	2,089,649
6.35%, 12/15/32	1,765	1,885,456
Atlantic City Electric Co.
2.30%, 03/15/31	1,849	1,603,004
4.00%, 10/15/28	1,837	1,806,259
Avangrid Inc., 3.80%, 06/01/29	4,318	4,149,247
Avista Corp.
4.00%, 04/01/52	2,985	2,278,165
4.35%, 06/01/48	2,320	1,968,974
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,055	2,646,592
2.40%, 08/15/26	2,033	1,977,209
2.90%, 06/15/50	1,725	1,107,875
3.20%, 09/15/49	2,150	1,457,520
3.50%, 08/15/46	2,480	1,841,920
3.75%, 08/15/47	1,659	1,277,340
4.25%, 09/15/48	1,594	1,307,710
4.55%, 06/01/52	2,352	2,011,297
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 06/01/34	$1,495	$1,516,866
5.40%, 06/01/53	2,825	2,747,341
5.65%, 06/01/54	1,680	1,686,691
6.35%, 10/01/36	1,280	1,393,726
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,811	2,340,848
2.85%, 05/15/51	6,975	4,350,615
3.25%, 04/15/28	3,772	3,633,673
3.70%, 07/15/30	5,550	5,305,924
3.80%, 07/15/48	3,641	2,793,036
4.25%, 10/15/50	3,687	2,988,688
4.45%, 01/15/49	4,676	3,943,402
4.50%, 02/01/45	3,004	2,618,677
4.60%, 05/01/53	4,555	3,850,751
5.15%, 11/15/43	3,318	3,191,317
5.95%, 05/15/37	2,598	2,739,116
6.13%, 04/01/36	6,588	7,034,614
Black Hills Corp.
2.50%, 06/15/30	1,697	1,500,781
3.05%, 10/15/29	2,322	2,154,813
3.15%, 01/15/27	2,954	2,873,819
3.88%, 10/15/49	2,514	1,895,675
4.20%, 09/15/46	970	792,753
4.35%, 05/01/33	1,435	1,352,674
5.95%, 03/15/28	3,040	3,149,695
6.00%, 01/15/35	1,960	2,043,659
6.15%, 05/15/34	1,215	1,281,601
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,115	1,685,835
3.60%, 03/01/52	1,380	1,020,994
3.95%, 03/01/48	2,638	2,100,377
4.50%, 04/01/44	2,703	2,401,371
4.80%, 03/15/30	2,125	2,135,808
4.95%, 04/01/33	2,165	2,151,624
5.05%, 03/01/35	1,265	1,260,296
5.15%, 03/01/34	1,140	1,144,810
5.20%, 10/01/28	2,355	2,404,851
5.30%, 04/01/53	510	494,179
Series AA, 3.00%, 02/01/27	1,520	1,480,420
Series AC, 4.25%, 02/01/49	2,437	2,022,039
Series AD, 2.90%, 07/01/50	2,570	1,656,853
Series AE, 2.35%, 04/01/31	1,775	1,553,628
Series AF, 3.35%, 04/01/51	1,910	1,349,694
Series AG, 3.00%, 03/01/32	1,235	1,095,787
Series ai., 4.45%, 10/01/32	2,825	2,744,066
Series AJ, 4.85%, 10/01/52	2,210	1,995,583
Series K2, 6.95%, 03/15/33	605	679,585
Series Z, 2.40%, 09/01/26	2,278	2,213,237
CenterPoint Energy Inc.
1.45%, 06/01/26	2,790	2,686,378
2.65%, 06/01/31	1,620	1,424,889
2.95%, 03/01/30	3,278	2,992,450
3.70%, 09/01/49	3,080	2,270,745
5.25%, 08/10/26	1,650	1,667,264
5.40%, 06/01/29	2,545	2,604,176
6.70%, 05/15/55, (5-year CMT + 2.586%)(a)	900	895,165
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)	2,270	2,323,939
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)(b)	1,140	1,157,144
Security	Par (000)	Value
Electric (continued)
Cleco Corporate Holdings LLC
3.74%, 05/01/26	$691	$680,871
4.97%, 05/01/46	1,909	1,662,393
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,179	1,218,706
CMS Energy Corp.
3.00%, 05/15/26	1,429	1,401,988
3.45%, 08/15/27	2,478	2,418,642
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	1,650	1,451,736
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	2,955	2,796,457
4.88%, 03/01/44	2,035	1,851,804
6.50%, 06/01/55(a)	30	29,739
Commonwealth Edison Co.
2.20%, 03/01/30	1,955	1,744,804
2.55%, 06/15/26	2,660	2,602,390
3.00%, 03/01/50	2,630	1,732,613
3.15%, 03/15/32(b)	1,145	1,025,844
3.65%, 06/15/46	3,334	2,551,628
3.70%, 08/15/28	3,875	3,779,842
3.70%, 03/01/45	1,780	1,393,259
3.80%, 10/01/42	1,074	872,928
4.00%, 03/01/48	3,670	2,931,809
4.00%, 03/01/49	1,981	1,568,278
4.35%, 11/15/45	2,461	2,102,471
4.60%, 08/15/43	1,335	1,198,808
4.70%, 01/15/44	1,575	1,428,186
4.90%, 02/01/33	1,165	1,162,446
5.30%, 06/01/34	1,135	1,159,542
5.30%, 02/01/53	2,050	1,976,026
5.65%, 06/01/54	1,235	1,249,298
5.90%, 03/15/36	2,054	2,169,232
6.45%, 01/15/38	2,082	2,308,127
Series 122, 2.95%, 08/15/27	3,047	2,942,178
Series 123, 3.75%, 08/15/47	3,080	2,387,748
Series 127, 3.20%, 11/15/49	1,648	1,125,802
Series 130, 3.13%, 03/15/51	3,150	2,102,468
Series 131, 2.75%, 09/01/51	2,130	1,328,043
Series 133, 3.85%, 03/15/52	1,810	1,383,752
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,431	2,767,105
4.30%, 04/15/44	2,460	2,128,799
4.65%, 01/01/29	1,535	1,540,539
4.90%, 07/01/33	1,315	1,309,151
4.95%, 01/15/30	2,020	2,048,167
4.95%, 08/15/34	1,515	1,506,932
5.25%, 01/15/53	2,440	2,370,310
Series A, 2.05%, 07/01/31	2,335	1,989,431
Series A, 3.20%, 03/15/27	3,183	3,106,823
Series A, 4.15%, 06/01/45	755	633,123
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	3,725	3,269,394
3.20%, 12/01/51	1,830	1,231,708
3.60%, 06/15/61	3,698	2,579,928
3.70%, 11/15/59	3,143	2,229,297
3.80%, 05/15/28	3,376	3,302,160
3.85%, 06/15/46	3,369	2,646,079
3.95%, 03/01/43	2,901	2,382,153
4.45%, 03/15/44	3,918	3,401,171
4.50%, 12/01/45	3,367	2,922,352
4.50%, 05/15/58	3,214	2,656,826
4.63%, 12/01/54	2,967	2,557,999
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 03/01/33	$2,070	$2,109,230
5.38%, 05/15/34	1,700	1,747,556
5.50%, 03/15/34	2,901	2,996,159
5.70%, 06/15/40	1,997	2,045,577
5.70%, 05/15/54	2,500	2,534,322
5.90%, 11/15/53	3,280	3,401,233
6.15%, 11/15/52	3,520	3,756,028
Series 05-A, 5.30%, 03/01/35	1,140	1,157,059
Series 06-A, 5.85%, 03/15/36	2,737	2,879,216
Series 06-B, 6.20%, 06/15/36	1,012	1,096,825
Series 07-A, 6.30%, 08/15/37	1,503	1,645,552
Series 08-B, 6.75%, 04/01/38	2,033	2,302,721
Series 09-C, 5.50%, 12/01/39	2,851	2,878,824
Series 12-A, 4.20%, 03/15/42	2,023	1,727,523
Series 2017, 3.88%, 06/15/47	3,067	2,386,693
Series 20A, 3.35%, 04/01/30	3,604	3,397,154
Series 20B, 3.95%, 04/01/50	4,874	3,859,840
Series A, 4.13%, 05/15/49	3,297	2,634,837
Series B, 3.13%, 11/15/27	1,313	1,269,423
Series C, 3.00%, 12/01/60	2,428	1,468,527
Series C, 4.00%, 11/15/57	1,505	1,138,992
Series C, 4.30%, 12/01/56	2,359	1,891,723
Series D, 4.00%, 12/01/28	3,057	3,009,288
Series E, 4.65%, 12/01/48	2,914	2,552,541
Constellation Energy Generation LLC
5.60%, 03/01/28	3,675	3,769,673
5.60%, 06/15/42	3,893	3,809,929
5.75%, 10/01/41	3,646	3,622,775
5.75%, 03/15/54	3,825	3,762,802
5.80%, 03/01/33	2,865	2,967,920
6.13%, 01/15/34	2,375	2,507,369
6.25%, 10/01/39	2,452	2,591,413
6.50%, 10/01/53	3,805	4,098,447
Consumers Energy Co.
2.50%, 05/01/60	2,245	1,257,343
2.65%, 08/15/52(b)	1,357	855,053
3.10%, 08/15/50	2,860	1,991,895
3.25%, 08/15/46	2,328	1,735,051
3.50%, 08/01/51	2,786	2,083,903
3.60%, 08/15/32	1,470	1,358,555
3.75%, 02/15/50	1,741	1,358,053
3.80%, 11/15/28	886	865,207
3.95%, 05/15/43	1,581	1,316,151
3.95%, 07/15/47	1,743	1,417,301
4.05%, 05/15/48	2,842	2,347,873
4.20%, 09/01/52	2,350	1,952,240
4.35%, 04/15/49	2,551	2,194,852
4.60%, 05/30/29	3,450	3,456,337
4.63%, 05/15/33	3,020	2,968,527
4.65%, 03/01/28	2,795	2,814,046
4.70%, 01/15/30	1,345	1,349,965
4.90%, 02/15/29	2,960	2,999,061
Dayton Power & Light Co. (The), 3.95%, 06/15/49	2,900	2,201,459
Delmarva Power & Light Co., 4.15%, 05/15/45	1,879	1,566,701
Dominion Energy Inc.
4.25%, 06/01/28	2,952	2,919,520
4.35%, 08/15/32	1,640	1,564,437
4.70%, 12/01/44	2,110	1,838,699
4.85%, 08/15/52	2,835	2,477,067
5.38%, 11/15/32	3,940	4,006,779
Security	Par (000)	Value
Electric (continued)
6.63%, 05/15/55(a)	$460	$465,337
7.00%, 06/15/38	975	1,109,211
Series A, 1.45%, 04/15/26	3,125	3,020,351
Series A, 4.60%, 03/15/49	1,805	1,515,643
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	340	352,175
Series B, 3.30%, 04/15/41	2,300	1,734,520
Series B, 3.60%, 03/15/27	2,305	2,262,817
Series B, 5.95%, 06/15/35	2,307	2,428,775
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	4,050	4,282,843
Series C, 2.25%, 08/15/31	3,003	2,543,030
Series C, 3.38%, 04/01/30	6,529	6,090,382
Series C, 4.05%, 09/15/42	1,835	1,484,373
Series C, 4.90%, 08/01/41	2,560	2,333,455
Series D, 2.85%, 08/15/26	2,248	2,194,965
Series E, 6.30%, 03/15/33	1,765	1,889,253
Series F, 5.25%, 08/01/33	2,605	2,602,750
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	1,845	1,668,324
5.10%, 06/01/65	2,170	1,950,325
5.30%, 05/15/33	1,670	1,704,494
5.45%, 02/01/41	1,235	1,233,547
6.05%, 01/15/38	2,195	2,358,334
6.25%, 10/15/53	2,020	2,213,623
6.63%, 02/01/32	625	686,583
Series 2025, 5.30%, 01/15/35	835	850,091
Series A, 2.30%, 12/01/31	2,330	2,002,100
DTE Electric Co.
2.25%, 03/01/30	2,767	2,473,447
2.95%, 03/01/50	2,502	1,680,920
3.70%, 03/15/45	2,560	2,023,184
3.70%, 06/01/46(b)	1,180	927,056
3.75%, 08/15/47	2,307	1,805,599
3.95%, 03/01/49	3,004	2,421,550
4.30%, 07/01/44	1,706	1,476,911
4.85%, 12/01/26	1,920	1,938,552
5.20%, 04/01/33	2,805	2,846,977
5.20%, 03/01/34	2,280	2,310,354
5.40%, 04/01/53	2,665	2,670,073
Series A, 1.90%, 04/01/28	3,545	3,285,873
Series A, 3.00%, 03/01/32	2,365	2,119,898
Series A, 4.00%, 04/01/43	1,517	1,270,166
Series A, 4.05%, 05/15/48	2,456	2,030,549
Series B, 3.25%, 04/01/51	2,326	1,644,683
Series B, 3.65%, 03/01/52	1,835	1,386,735
Series C, 2.63%, 03/01/31	2,500	2,231,338
DTE Energy Co.
2.85%, 10/01/26	4,250	4,140,929
2.95%, 03/01/30	2,518	2,304,610
4.88%, 06/01/28	4,265	4,292,299
4.95%, 07/01/27	4,285	4,319,764
5.10%, 03/01/29	5,550	5,609,864
5.20%, 04/01/30	4,250	4,310,449
5.85%, 06/01/34	3,725	3,873,951
Series C, 3.40%, 06/15/29	2,685	2,541,930
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,274,171
2.45%, 02/01/30	2,415	2,187,745
2.55%, 04/15/31	2,898	2,559,603
2.85%, 03/15/32	2,735	2,408,024
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.95%, 12/01/26	$2,897	$2,831,749
3.20%, 08/15/49	3,105	2,132,510
3.45%, 04/15/51	2,585	1,855,016
3.55%, 03/15/52	2,520	1,826,590
3.70%, 12/01/47	2,317	1,774,030
3.75%, 06/01/45	2,404	1,895,482
3.88%, 03/15/46	2,840	2,269,708
3.95%, 11/15/28	3,761	3,696,487
3.95%, 03/15/48	1,775	1,403,558
4.00%, 09/30/42	1,854	1,540,469
4.25%, 12/15/41	1,629	1,411,821
4.85%, 03/15/30	1,075	1,086,102
4.85%, 01/15/34	2,595	2,564,543
4.95%, 01/15/33	4,250	4,254,813
5.25%, 03/15/35	1,825	1,854,444
5.30%, 02/15/40	3,535	3,535,180
5.35%, 01/15/53	1,925	1,874,148
5.40%, 01/15/54	4,119	4,037,062
6.00%, 01/15/38	1,432	1,528,627
6.05%, 04/15/38	1,955	2,103,374
6.10%, 06/01/37	2,580	2,748,953
6.45%, 10/15/32	1,660	1,816,717
Series A, 6.00%, 12/01/28	1,804	1,893,342
Duke Energy Corp.
2.45%, 06/01/30	3,470	3,081,536
2.55%, 06/15/31	3,145	2,744,403
2.65%, 09/01/26	4,784	4,656,247
3.15%, 08/15/27	4,133	3,999,667
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	2,487	2,344,860
3.30%, 06/15/41	3,758	2,827,349
3.40%, 06/15/29	2,687	2,544,839
3.50%, 06/15/51	3,670	2,548,108
3.75%, 09/01/46	6,557	4,951,669
3.95%, 08/15/47	2,760	2,106,257
4.20%, 06/15/49	2,840	2,253,930
4.30%, 03/15/28	4,670	4,635,366
4.50%, 08/15/32	5,160	4,987,491
4.80%, 12/15/45	3,044	2,684,001
4.85%, 01/05/27	2,105	2,119,807
4.85%, 01/05/29	2,265	2,279,959
5.00%, 12/08/27	3,160	3,195,942
5.00%, 08/15/52	4,545	4,054,004
5.45%, 06/15/34(b)	2,980	3,031,654
5.75%, 09/15/33	2,970	3,100,963
5.80%, 06/15/54	2,900	2,889,506
6.10%, 09/15/53	3,165	3,283,958
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	600	607,881
Duke Energy Florida LLC
1.75%, 06/15/30	2,690	2,321,248
2.40%, 12/15/31	3,265	2,821,775
2.50%, 12/01/29	3,313	3,019,908
3.00%, 12/15/51	2,122	1,384,802
3.20%, 01/15/27	4,772	4,676,403
3.40%, 10/01/46	3,283	2,414,842
3.80%, 07/15/28	2,730	2,678,189
3.85%, 11/15/42	2,111	1,712,812
4.20%, 07/15/48	2,115	1,746,554
5.65%, 04/01/40	2,031	2,107,063
5.88%, 11/15/33	2,325	2,463,353
5.95%, 11/15/52	2,195	2,271,599
6.20%, 11/15/53	2,580	2,779,508
Security	Par (000)	Value
Electric (continued)
6.35%, 09/15/37	$1,811	$1,975,634
6.40%, 06/15/38	4,775	5,280,824
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33	705	629,793
Series 2035, 3.11%, 09/01/38(b)	1,165	1,004,010
Duke Energy Indiana LLC
2.75%, 04/01/50	3,380	2,134,483
3.75%, 05/15/46	1,734	1,331,973
5.25%, 03/01/34	1,530	1,555,571
5.40%, 04/01/53	2,210	2,132,008
6.12%, 10/15/35	1,169	1,256,744
6.35%, 08/15/38	1,453	1,591,923
6.45%, 04/01/39	2,073	2,287,508
Series WWW, 4.90%, 07/15/43	1,519	1,409,555
Series YYY, 3.25%, 10/01/49	2,850	1,959,604
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,328	2,044,065
3.65%, 02/01/29	2,311	2,237,042
3.70%, 06/15/46	2,467	1,885,719
4.30%, 02/01/49	2,057	1,690,694
5.25%, 04/01/33	2,050	2,086,432
5.55%, 03/15/54	1,750	1,725,769
5.65%, 04/01/53	1,565	1,567,486
Duke Energy Progress LLC
2.00%, 08/15/31	3,395	2,877,992
2.50%, 08/15/50	3,335	1,989,781
2.90%, 08/15/51	2,229	1,431,435
3.40%, 04/01/32	2,520	2,301,823
3.45%, 03/15/29	3,132	3,008,706
3.60%, 09/15/47	2,756	2,067,660
3.70%, 09/01/28	3,131	3,050,998
3.70%, 10/15/46	2,604	1,989,648
4.00%, 04/01/52	1,430	1,134,497
4.10%, 05/15/42	1,100	926,322
4.10%, 03/15/43	1,769	1,482,704
4.15%, 12/01/44	2,699	2,250,698
4.20%, 08/15/45	1,604	1,344,835
4.38%, 03/30/44	2,217	1,929,815
5.10%, 03/15/34	2,700	2,725,394
5.25%, 03/15/33	2,005	2,041,215
5.35%, 03/15/53	2,435	2,355,539
6.30%, 04/01/38	1,895	2,065,924
Edison International
4.13%, 03/15/28(b)	3,015	2,870,959
5.25%, 11/15/28	2,515	2,453,846
5.25%, 03/15/32(b)	1,010	957,151
5.45%, 06/15/29(b)	2,505	2,450,433
5.75%, 06/15/27(b)	3,638	3,644,806
6.95%, 11/15/29(b)	2,710	2,796,252
El Paso Electric Co.
5.00%, 12/01/44(b)	1,291	1,138,128
6.00%, 05/15/35	729	748,907
Emera U.S. Finance LP
2.64%, 06/15/31	2,500	2,168,525
3.55%, 06/15/26	4,350	4,284,339
4.75%, 06/15/46	5,751	4,905,368
Enel Americas SA, 4.00%, 10/25/26	3,468	3,420,819
Enel Chile SA, 4.88%, 06/12/28	4,172	4,145,402
Entergy Arkansas LLC
2.65%, 06/15/51	2,583	1,564,123
3.35%, 06/15/52	2,040	1,412,233
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.50%, 04/01/26	$3,953	$3,918,519
4.00%, 06/01/28	1,530	1,506,080
4.20%, 04/01/49	2,694	2,195,727
5.15%, 01/15/33	2,015	2,042,856
5.30%, 09/15/33	1,465	1,500,920
5.45%, 06/01/34	1,315	1,350,211
5.75%, 06/01/54	1,475	1,501,827
Entergy Corp.
1.90%, 06/15/28	2,700	2,474,601
2.40%, 06/15/31	2,990	2,575,813
2.80%, 06/15/30	2,912	2,636,001
2.95%, 09/01/26	3,962	3,869,266
3.75%, 06/15/50	2,844	2,078,792
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	1,400	1,431,978
Entergy Louisiana LLC
1.60%, 12/15/30	1,783	1,499,507
2.35%, 06/15/32	1,540	1,306,773
2.40%, 10/01/26	2,836	2,748,447
2.90%, 03/15/51	3,100	1,973,442
3.05%, 06/01/31	1,735	1,577,802
3.10%, 06/15/41	831	616,755
3.12%, 09/01/27	2,295	2,223,045
3.25%, 04/01/28	3,029	2,914,367
4.00%, 03/15/33	3,262	3,048,262
4.20%, 09/01/48	4,101	3,331,068
4.20%, 04/01/50	2,631	2,129,794
4.75%, 09/15/52	2,230	1,984,776
4.95%, 01/15/45	3,225	2,934,536
5.15%, 09/15/34	3,460	3,460,335
5.35%, 03/15/34	1,910	1,944,251
5.70%, 03/15/54	3,285	3,316,878
5.80%, 03/15/55	1,475	1,503,947
Entergy Mississippi LLC
2.85%, 06/01/28	3,113	2,955,457
3.50%, 06/01/51	1,115	798,366
3.85%, 06/01/49	2,479	1,906,586
5.00%, 09/01/33	1,270	1,266,699
5.85%, 06/01/54	1,590	1,632,112
Entergy Texas Inc.
1.75%, 03/15/31	2,655	2,246,647
3.55%, 09/30/49	2,515	1,822,801
4.00%, 03/30/29	1,612	1,582,339
4.50%, 03/30/39	895	820,560
5.00%, 09/15/52	1,820	1,656,880
5.25%, 04/15/35	2,125	2,140,462
5.55%, 09/15/54	1,805	1,776,385
5.80%, 09/01/53	1,530	1,566,098
Evergy Inc.
2.90%, 09/15/29	5,002	4,612,809
6.65%, 06/01/55(a)	730	731,624
Evergy Kansas Central Inc.
2.55%, 07/01/26	1,980	1,933,231
3.10%, 04/01/27	2,295	2,234,270
3.25%, 09/01/49	2,983	2,054,822
3.45%, 04/15/50	1,835	1,307,637
4.10%, 04/01/43	2,160	1,804,692
4.13%, 03/01/42	2,572	2,185,754
4.25%, 12/01/45	1,089	912,464
5.70%, 03/15/53	1,355	1,376,198
5.90%, 11/15/33	1,493	1,573,930
Security	Par (000)	Value
Electric (continued)
Evergy Metro Inc.
4.20%, 06/15/47	$2,185	$1,793,530
4.20%, 03/15/48	1,504	1,225,472
4.95%, 04/15/33	1,485	1,474,054
5.30%, 10/01/41	2,011	1,965,637
5.40%, 04/01/34	1,480	1,509,027
Series 2019, 4.13%, 04/01/49	1,833	1,473,071
Series 2020, 2.25%, 06/01/30	2,753	2,438,117
Eversource Energy
2.55%, 03/15/31	1,710	1,488,962
2.90%, 03/01/27	3,210	3,101,212
3.38%, 03/01/32	2,926	2,609,762
3.45%, 01/15/50	3,300	2,330,704
4.60%, 07/01/27	4,033	4,025,017
4.75%, 05/15/26	2,010	2,012,590
5.00%, 01/01/27	2,345	2,357,417
5.13%, 05/15/33	3,250	3,215,087
5.45%, 03/01/28	5,850	5,968,571
5.50%, 01/01/34	2,910	2,925,846
5.85%, 04/15/31	3,125	3,246,911
5.95%, 02/01/29	4,290	4,456,035
5.95%, 07/15/34	3,035	3,158,728
Series M, 3.30%, 01/15/28	1,426	1,374,935
Series O, 4.25%, 04/01/29	3,291	3,214,786
Series R, 1.65%, 08/15/30	3,031	2,563,962
Series U, 1.40%, 08/15/26	1,790	1,707,972
Exelon Corp.
2.75%, 03/15/27	3,316	3,194,898
3.35%, 03/15/32	1,265	1,139,632
3.40%, 04/15/26	4,602	4,545,866
4.05%, 04/15/30	5,675	5,487,492
4.10%, 03/15/52	3,145	2,444,700
4.45%, 04/15/46	3,503	2,940,243
4.70%, 04/15/50	3,422	2,926,867
4.95%, 06/15/35	1,734	1,671,753
5.10%, 06/15/45	2,785	2,563,795
5.13%, 03/15/31	2,125	2,150,700
5.15%, 03/15/28	3,890	3,942,333
5.15%, 03/15/29	1,845	1,873,143
5.30%, 03/15/33	3,765	3,824,015
5.45%, 03/15/34	3,020	3,074,511
5.60%, 03/15/53	4,635	4,527,086
5.63%, 06/15/35	2,579	2,630,619
5.88%, 03/15/55	2,125	2,146,725
6.50%, 03/15/55(a)	300	300,341
FirstEnergy Corp.
2.65%, 03/01/30	4,480	4,035,551
Series B, 2.25%, 09/01/30	1,180	1,028,599
Series B, 3.90%, 07/15/27	3,190	3,129,458
Series C, 3.40%, 03/01/50	2,570	1,771,027
Series C, 4.85%, 07/15/47	1,590	1,390,608
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,275	1,262,590
5.00%, 01/15/35	1,105	1,089,255
Florida Power & Light Co.
2.45%, 02/03/32	6,193	5,336,210
2.88%, 12/04/51	5,532	3,578,579
3.15%, 10/01/49	2,979	2,062,716
3.70%, 12/01/47	3,317	2,578,589
3.80%, 12/15/42	2,076	1,698,576
3.95%, 03/01/48	4,552	3,663,345
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.99%, 03/01/49	$2,695	$2,175,930
4.05%, 06/01/42	2,780	2,358,558
4.05%, 10/01/44	2,448	2,052,173
4.13%, 02/01/42	2,883	2,470,512
4.13%, 06/01/48	2,521	2,081,011
4.40%, 05/15/28	3,025	3,026,490
4.45%, 05/15/26	1,925	1,929,708
4.63%, 05/15/30	3,280	3,295,596
4.80%, 05/15/33	3,055	3,030,475
4.95%, 06/01/35	1,074	1,069,439
5.00%, 08/01/34	250	251,340
5.05%, 04/01/28	5,040	5,136,620
5.10%, 04/01/33	3,720	3,768,015
5.15%, 06/15/29	3,975	4,076,167
5.25%, 02/01/41	1,929	1,911,960
5.30%, 06/15/34	4,490	4,600,823
5.30%, 04/01/53	3,485	3,413,372
5.60%, 06/15/54	3,430	3,509,875
5.63%, 04/01/34	1,765	1,855,033
5.65%, 02/01/37	1,645	1,724,546
5.69%, 03/01/40	2,418	2,527,780
5.70%, 03/15/55	2,650	2,745,494
5.80%, 03/15/65	920	955,254
5.95%, 02/01/38	2,253	2,413,620
5.96%, 04/01/39	1,440	1,544,515
Series A, 3.30%, 05/30/27	3,956	3,860,738
Fortis Inc./Canada, 3.06%, 10/04/26	6,075	5,925,462
Georgia Power Co.
3.25%, 04/01/26	1,144	1,129,589
3.25%, 03/30/27	3,250	3,174,309
4.30%, 03/15/42	4,728	4,100,131
4.30%, 03/15/43	1,837	1,585,573
4.55%, 03/15/30	3,165	3,151,121
4.65%, 05/16/28	4,400	4,419,625
4.70%, 05/15/32	1,990	1,963,317
4.85%, 03/15/31	2,550	2,560,223
4.95%, 05/17/33	4,790	4,761,309
5.00%, 02/23/27	1,595	1,612,732
5.13%, 05/15/52	3,670	3,462,088
5.20%, 03/15/35	2,550	2,564,028
5.25%, 03/15/34	3,180	3,221,430
Series 10-C, 4.75%, 09/01/40	2,524	2,362,593
Series A, 3.25%, 03/15/51	3,490	2,414,535
Series B, 2.65%, 09/15/29	3,557	3,273,540
Series B, 3.70%, 01/30/50	2,483	1,876,258
Iberdrola International BV, 6.75%, 07/15/36	1,732	1,953,453
Idaho Power Co.
5.20%, 08/15/34	1,925	1,946,028
5.50%, 03/15/53	1,510	1,493,743
5.80%, 04/01/54	940	969,233
Series K, 4.20%, 03/01/48	2,291	1,889,523
Indiana Michigan Power Co.
3.25%, 05/01/51	2,390	1,631,433
3.85%, 05/15/28	2,109	2,063,015
4.25%, 08/15/48	1,835	1,497,208
5.63%, 04/01/53	1,920	1,914,904
6.05%, 03/15/37	645	682,777
Series K, 4.55%, 03/15/46	2,118	1,835,247
Series L, 3.75%, 07/01/47	1,348	1,024,098
Interstate Power & Light Co.
2.30%, 06/01/30	1,342	1,183,429
Security	Par (000)	Value
Electric (continued)
3.10%, 11/30/51	$1,665	$1,095,764
3.50%, 09/30/49	1,669	1,211,646
3.60%, 04/01/29	2,067	1,992,723
3.70%, 09/15/46	2,533	1,935,882
4.10%, 09/26/28	3,586	3,527,125
5.70%, 10/15/33	1,710	1,778,620
6.25%, 07/15/39	1,010	1,092,425
Interstate Power and Light Co.
4.95%, 09/30/34	875	859,450
5.45%, 09/30/54	1,315	1,284,838
IPALCO Enterprises Inc.
4.25%, 05/01/30	3,055	2,920,416
5.75%, 04/01/34	2,110	2,158,096
ITC Holdings Corp.
3.25%, 06/30/26	3,140	3,081,846
3.35%, 11/15/27	1,945	1,882,670
5.30%, 07/01/43	1,826	1,740,506
Jersey Central Power & Light Co., 5.10%, 01/15/35(b)(c)	850	842,981
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	471	449,435
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	320	316,541
Kentucky Utilities Co.
3.30%, 06/01/50	2,900	2,012,226
4.38%, 10/01/45	2,786	2,381,124
5.13%, 11/01/40	3,454	3,357,690
5.45%, 04/15/33	1,790	1,840,387
Louisville Gas & Electric Co.
4.25%, 04/01/49	1,595	1,303,581
5.45%, 04/15/33	2,040	2,094,125
MidAmerican Energy Co.
2.70%, 08/01/52	3,020	1,865,659
3.10%, 05/01/27	3,660	3,565,543
3.15%, 04/15/50	3,522	2,411,693
3.65%, 04/15/29	5,730	5,538,342
3.65%, 08/01/48	3,603	2,748,320
3.95%, 08/01/47	2,898	2,321,476
4.25%, 05/01/46	1,715	1,450,156
4.25%, 07/15/49	4,319	3,592,024
4.40%, 10/15/44	2,377	2,087,076
4.80%, 09/15/43	1,902	1,763,118
5.30%, 02/01/55	1,730	1,673,887
5.35%, 01/15/34	2,025	2,080,361
5.75%, 11/01/35	880	935,322
5.80%, 10/15/36	1,744	1,836,030
5.85%, 09/15/54	1,965	2,052,854
6.75%, 12/30/31	1,495	1,670,097
Mississippi Power Co.
3.95%, 03/30/28	2,185	2,155,494
Series 12-A, 4.25%, 03/15/42	2,256	1,932,656
Series B, 3.10%, 07/30/51	1,968	1,328,531
National Grid PLC
5.42%, 01/11/34	2,440	2,467,581
5.60%, 06/12/28	820	842,560
5.81%, 06/12/33	2,197	2,267,781
National Grid USA, 5.80%, 04/01/35	1,672	1,717,759
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,262	3,121,613
1.35%, 03/15/31	2,189	1,792,997
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
1.65%, 06/15/31	$1,935	$1,607,558
2.40%, 03/15/30	2,735	2,459,228
2.75%, 04/15/32	2,400	2,102,902
3.05%, 04/25/27	2,671	2,595,966
3.40%, 02/07/28	3,360	3,260,440
3.70%, 03/15/29	1,690	1,636,503
3.90%, 11/01/28	1,643	1,606,381
4.02%, 11/01/32	1,999	1,889,419
4.12%, 09/16/27	1,910	1,894,609
4.15%, 12/15/32	1,975	1,878,839
4.30%, 03/15/49	2,169	1,809,742
4.40%, 11/01/48	2,280	1,922,303
4.45%, 03/13/26	2,230	2,230,100
4.75%, 02/07/28	555	559,688
4.80%, 02/05/27	2,070	2,085,658
4.80%, 03/15/28	3,960	3,994,385
4.85%, 02/07/29	1,980	1,995,076
4.95%, 02/07/30	865	875,474
5.00%, 02/07/31	2,235	2,270,313
5.00%, 08/15/34	1,640	1,629,724
5.05%, 09/15/28	1,814	1,843,079
5.10%, 05/06/27	2,255	2,282,942
5.15%, 06/15/29	2,400	2,448,533
5.25%, 04/20/46(a)	1,780	1,756,917
5.60%, 11/13/26	2,325	2,367,072
5.80%, 01/15/33	3,040	3,183,476
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	2,090	2,173,671
Series C, 8.00%, 03/01/32	2,158	2,554,404
Nevada Power Co.
5.90%, 05/01/53	1,155	1,181,271
6.00%, 03/15/54	2,375	2,484,865
Series CC, 3.70%, 05/01/29	2,789	2,699,649
Series DD, 2.40%, 05/01/30	1,840	1,650,793
Series EE, 3.13%, 08/01/50	1,795	1,186,950
Series N, 6.65%, 04/01/36	1,765	1,949,898
Series R, 6.75%, 07/01/37	1,475	1,654,450
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	5,915	5,636,197
1.90%, 06/15/28	5,650	5,190,100
2.25%, 06/01/30	7,603	6,693,082
2.44%, 01/15/32	4,868	4,154,506
2.75%, 11/01/29	5,085	4,671,562
3.00%, 01/15/52	2,375	1,512,290
3.50%, 04/01/29	2,832	2,707,911
3.55%, 05/01/27	8,537	8,362,191
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	1,690	1,616,126
4.63%, 07/15/27	7,950	7,975,958
4.80%, 12/01/77(a)	2,453	2,368,722
4.85%, 02/04/28	2,505	2,527,155
4.90%, 02/28/28	6,315	6,372,612
4.90%, 03/15/29	4,055	4,086,135
5.00%, 02/28/30	3,575	3,621,834
5.00%, 07/15/32	4,437	4,436,501
5.05%, 03/15/30	3,100	3,132,922
5.05%, 02/28/33	4,750	4,741,388
5.25%, 03/15/34	4,970	4,988,346
5.25%, 02/28/53	4,920	4,612,878
5.30%, 03/15/32	2,645	2,683,892
5.45%, 03/15/35	3,340	3,378,949
5.55%, 03/15/54	3,600	3,503,783
5.65%, 05/01/79(a)	1,116	1,096,450
Security	Par (000)	Value
Electric (continued)
5.90%, 03/15/55	$2,855	$2,910,735
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	980	997,255
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	1,580	1,624,584
Series ., 6.50%, 08/15/55(a)	220	222,873
Northern States Power Co./MN
2.25%, 04/01/31	2,530	2,204,807
2.60%, 06/01/51	1,809	1,098,779
2.90%, 03/01/50	2,994	1,966,606
3.20%, 04/01/52	2,120	1,450,301
3.40%, 08/15/42	1,618	1,259,544
3.60%, 05/15/46	1,321	1,014,321
3.60%, 09/15/47	2,433	1,860,469
4.00%, 08/15/45	1,567	1,291,228
4.13%, 05/15/44	1,840	1,557,377
4.50%, 06/01/52	1,900	1,634,775
5.10%, 05/15/53	2,760	2,621,936
5.35%, 11/01/39	840	853,503
5.40%, 03/15/54	2,845	2,817,201
6.20%, 07/01/37	1,553	1,708,835
6.25%, 06/01/36	1,180	1,313,880
Northern States Power Co./WI, 5.65%, 06/15/54	1,365	1,403,498
NorthWestern Corp., 4.18%, 11/15/44	475	398,811
NSTAR Electric Co.
1.95%, 08/15/31	936	791,297
3.10%, 06/01/51	1,875	1,267,566
3.20%, 05/15/27	2,751	2,677,940
3.25%, 05/15/29	2,822	2,667,681
3.95%, 04/01/30	2,627	2,546,225
4.40%, 03/01/44	1,675	1,448,159
4.55%, 06/01/52	2,405	2,069,328
4.85%, 03/01/30	1,700	1,707,168
4.95%, 09/15/52	650	600,939
5.20%, 03/01/35	1,700	1,705,119
5.40%, 06/01/34	2,400	2,454,103
5.50%, 03/15/40	985	991,030
OGE Energy Corp., 5.45%, 05/15/29	2,060	2,111,092
Oglethorpe Power Corp.
3.75%, 08/01/50	2,490	1,799,714
4.50%, 04/01/47	2,745	2,321,714
5.05%, 10/01/48	2,715	2,457,741
5.25%, 09/01/50	1,497	1,388,871
5.38%, 11/01/40	2,260	2,214,374
5.80%, 06/01/54(c)	1,260	1,269,828
5.90%, 02/01/55(c)	1,245	1,271,007
5.95%, 11/01/39	1,441	1,494,323
6.20%, 12/01/53	2,005	2,107,407
Ohio Edison Co., 6.88%, 07/15/36	1,370	1,543,071
Ohio Power Co.
4.00%, 06/01/49	2,087	1,611,733
4.15%, 04/01/48	2,102	1,679,926
5.00%, 06/01/33	1,285	1,266,269
5.65%, 06/01/34	1,845	1,879,645
Series P, 2.60%, 04/01/30	1,978	1,782,765
Series Q, 1.63%, 01/15/31	2,431	2,027,141
Series R, 2.90%, 10/01/51	2,140	1,329,396
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,391	2,235,300
3.30%, 03/15/30	2,016	1,886,502
3.80%, 08/15/28	1,477	1,443,717
3.85%, 08/15/47	1,769	1,376,238
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.15%, 04/01/47	$2,800	$2,274,284
5.40%, 01/15/33	2,025	2,080,535
5.60%, 04/01/53	3,680	3,683,091
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,710	1,639,781
2.75%, 05/15/30	3,107	2,831,913
3.10%, 09/15/49	3,360	2,257,427
3.70%, 11/15/28	4,258	4,131,835
3.70%, 05/15/50	2,131	1,583,548
3.75%, 04/01/45	2,841	2,230,957
3.80%, 09/30/47	1,887	1,463,471
3.80%, 06/01/49	2,608	1,993,124
4.10%, 11/15/48	2,440	1,965,858
4.15%, 06/01/32	2,010	1,911,224
4.30%, 05/15/28	630	626,846
4.55%, 09/15/32	3,010	2,935,177
4.55%, 12/01/41	1,961	1,765,012
4.60%, 06/01/52	1,440	1,239,296
4.65%, 11/01/29	2,575	2,573,035
4.95%, 09/15/52	3,860	3,506,465
5.25%, 09/30/40	1,707	1,681,406
5.30%, 06/01/42	1,968	1,934,673
5.35%, 10/01/52(b)	1,190	1,144,084
5.55%, 06/15/54	3,385	3,355,238
5.65%, 11/15/33	3,050	3,176,676
5.75%, 03/15/29	1,639	1,705,562
7.00%, 05/01/32	1,559	1,744,339
7.25%, 01/15/33	2,197	2,504,978
7.50%, 09/01/38	724	863,395
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,715	4,402,104
2.50%, 02/01/31	9,028	7,765,745
2.95%, 03/01/26	3,237	3,177,923
3.00%, 06/15/28	3,785	3,553,370
3.25%, 06/01/31	3,995	3,574,453
3.30%, 03/15/27	2,408	2,336,392
3.30%, 12/01/27	5,197	4,952,536
3.30%, 08/01/40	4,217	3,152,844
3.50%, 08/01/50	8,610	5,918,118
3.75%, 07/01/28	4,474	4,295,527
3.75%, 08/15/42	1,813	1,384,164
3.95%, 12/01/47	3,883	2,913,070
4.00%, 12/01/46	3,029	2,296,102
4.20%, 03/01/29	2,465	2,385,081
4.20%, 06/01/41	1,827	1,483,310
4.25%, 03/15/46	2,597	2,056,640
4.30%, 03/15/45	2,909	2,320,010
4.40%, 03/01/32	2,655	2,487,941
4.45%, 04/15/42	2,016	1,690,991
4.50%, 07/01/40	8,218	7,119,163
4.55%, 07/01/30	12,554	12,148,458
4.60%, 06/15/43	1,387	1,173,936
4.65%, 08/01/28	1,918	1,887,502
4.75%, 02/15/44	2,990	2,555,780
4.95%, 07/01/50	13,212	11,379,724
5.25%, 03/01/52	2,490	2,227,982
5.45%, 06/15/27	2,359	2,383,297
5.55%, 05/15/29	3,895	3,956,307
5.70%, 03/01/35	2,125	2,152,329
5.80%, 05/15/34	4,305	4,382,476
5.90%, 06/15/32	3,140	3,216,231
Security	Par (000)	Value
Electric (continued)
5.90%, 10/01/54	$2,285	$2,236,123
6.10%, 01/15/29	2,680	2,763,384
6.15%, 01/15/33	3,745	3,874,186
6.15%, 03/01/55	2,135	2,163,695
6.40%, 06/15/33	3,955	4,174,313
6.70%, 04/01/53	2,765	2,980,475
6.75%, 01/15/53	7,475	8,061,784
6.95%, 03/15/34	3,920	4,282,835
PacifiCorp
2.70%, 09/15/30	2,265	2,023,096
2.90%, 06/15/52	5,030	3,062,404
3.30%, 03/15/51	3,249	2,167,438
3.50%, 06/15/29	2,095	2,000,775
4.10%, 02/01/42	1,788	1,468,760
4.13%, 01/15/49	3,015	2,376,026
4.15%, 02/15/50	2,987	2,346,071
5.10%, 02/15/29	3,205	3,251,296
5.25%, 06/15/35	974	974,930
5.30%, 02/15/31	3,020	3,071,591
5.35%, 12/01/53	4,940	4,607,224
5.45%, 02/15/34	4,390	4,427,142
5.50%, 05/15/54	3,780	3,598,143
5.75%, 04/01/37	1,752	1,781,724
5.80%, 01/15/55	5,690	5,647,871
6.00%, 01/15/39	2,778	2,875,214
6.10%, 08/01/36	1,565	1,647,424
6.25%, 10/15/37	2,751	2,903,489
6.35%, 07/15/38	1,390	1,467,576
7.70%, 11/15/31	1,145	1,321,094
PECO Energy Co.
2.80%, 06/15/50	800	513,541
2.85%, 09/15/51	1,700	1,087,877
3.00%, 09/15/49	1,845	1,246,976
3.05%, 03/15/51	1,270	846,919
3.70%, 09/15/47	1,801	1,389,778
3.90%, 03/01/48	2,957	2,339,253
4.15%, 10/01/44	1,385	1,171,434
4.38%, 08/15/52	1,850	1,565,338
4.60%, 05/15/52	1,800	1,575,169
4.90%, 06/15/33	2,557	2,550,914
5.25%, 09/15/54	1,060	1,023,793
5.95%, 10/01/36	1,095	1,181,060
PG&E Recovery Funding LLC
5.05%, 07/15/34	81	81,548
Series A-1, 4.84%, 06/01/35	3,700	3,702,816
Series A-2, 5.23%, 06/01/42	4,000	4,019,146
Series A-3, 5.53%, 06/01/51	3,980	4,017,750
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	890	873,757
Series A-2, 4.26%, 06/01/38	8,350	7,913,846
Series A-3, 4.38%, 06/03/41	2,000	1,864,621
Series A-3, 5.08%, 06/01/43	2,300	2,270,424
Series A-4, 4.45%, 12/01/49	20,000	17,742,598
Series A-4, 5.21%, 12/01/49	2,540	2,475,801
Potomac Electric Power Co.
4.15%, 03/15/43	3,009	2,557,043
5.20%, 03/15/34	1,790	1,805,869
5.50%, 03/15/54	1,490	1,486,586
6.50%, 11/15/37	1,020	1,141,994
PPL Capital Funding Inc.
3.10%, 05/15/26	4,259	4,184,222
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.13%, 04/15/30	$2,030	$1,965,226
5.25%, 09/01/34	945	943,897
PPL Electric Utilities Corp.
3.00%, 10/01/49	2,172	1,470,315
3.95%, 06/01/47	2,023	1,654,405
4.13%, 06/15/44	1,518	1,295,100
4.15%, 10/01/45	2,045	1,741,221
4.15%, 06/15/48	2,250	1,883,352
4.75%, 07/15/43	1,615	1,500,471
4.85%, 02/15/34	2,305	2,291,295
5.00%, 05/15/33	3,390	3,416,900
5.25%, 05/15/53	3,760	3,685,217
6.25%, 05/15/39	1,025	1,143,154
Progress Energy Inc.
6.00%, 12/01/39	2,912	3,016,476
7.00%, 10/30/31	2,115	2,371,130
7.75%, 03/01/31	3,429	3,920,189
Public Service Co. of Colorado
1.88%, 06/15/31	1,170	983,541
3.60%, 09/15/42	1,933	1,515,401
3.70%, 06/15/28	2,125	2,073,471
3.80%, 06/15/47	2,179	1,674,428
4.05%, 09/15/49	2,021	1,600,246
4.10%, 06/01/32	1,235	1,175,942
4.10%, 06/15/48	1,750	1,397,270
4.30%, 03/15/44	1,566	1,328,707
4.50%, 06/01/52	2,055	1,746,623
5.25%, 04/01/53	4,035	3,807,102
5.35%, 05/15/34	1,800	1,825,818
5.75%, 05/15/54	2,010	2,044,826
6.50%, 08/01/38	490	539,266
Series 17, 6.25%, 09/01/37	1,534	1,667,749
Series 34, 3.20%, 03/01/50	2,219	1,507,397
Series 35, 1.90%, 01/15/31	2,229	1,902,270
Series 36, 2.70%, 01/15/51	2,250	1,383,518
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,695	1,272,150
5.15%, 01/15/53	1,875	1,788,467
5.35%, 10/01/33	2,785	2,845,272
Series V, 2.20%, 06/15/31	280	242,014
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,385	2,352,903
5.25%, 01/15/33	2,810	2,819,793
Series J, 2.20%, 08/15/31	1,665	1,414,423
Series K, 3.15%, 08/15/51	640	423,036
Public Service Electric & Gas Co.
0.95%, 03/15/26	2,035	1,966,975
1.90%, 08/15/31	2,425	2,052,086
2.05%, 08/01/50	2,830	1,523,820
2.25%, 09/15/26	1,499	1,453,687
2.45%, 01/15/30	2,719	2,467,801
2.70%, 05/01/50	1,565	990,193
3.00%, 05/15/27	2,734	2,657,219
3.00%, 03/01/51	870	578,925
3.10%, 03/15/32	1,114	1,004,198
3.15%, 01/01/50	1,745	1,208,125
3.20%, 05/15/29	1,619	1,538,681
3.20%, 08/01/49	2,525	1,764,901
3.60%, 12/01/47	2,204	1,677,889
3.65%, 09/01/28	2,373	2,309,297
3.65%, 09/01/42	1,685	1,350,099
Security	Par (000)	Value
Electric (continued)
3.70%, 05/01/28	$2,254	$2,205,857
3.80%, 01/01/43	1,034	844,921
3.80%, 03/01/46	2,653	2,116,111
3.85%, 05/01/49	2,392	1,901,613
3.95%, 05/01/42	1,390	1,165,624
4.05%, 05/01/48	1,971	1,616,913
4.65%, 03/15/33	1,415	1,398,987
4.85%, 08/01/34	1,725	1,710,853
4.90%, 12/15/32	2,278	2,288,223
5.00%, 03/01/35	1,060	1,066,250
5.13%, 03/15/53	955	910,067
5.20%, 08/01/33	1,030	1,047,182
5.20%, 03/01/34	1,990	2,025,974
5.30%, 08/01/54	1,835	1,779,739
5.45%, 08/01/53	960	957,451
5.45%, 03/01/54	2,130	2,117,069
5.50%, 03/01/40	387	395,323
5.80%, 05/01/37	433	458,750
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	260	261,912
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,503	2,123,377
2.45%, 11/15/31	2,150	1,844,384
5.20%, 04/01/29	3,445	3,510,211
5.45%, 04/01/34	2,165	2,192,743
5.85%, 11/15/27	1,950	2,011,860
5.88%, 10/15/28	3,505	3,649,092
6.13%, 10/15/33	2,255	2,385,941
Puget Energy Inc.
2.38%, 06/15/28	3,835	3,557,533
4.10%, 06/15/30	1,684	1,601,666
4.22%, 03/15/32	2,294	2,138,681
Puget Sound Energy Inc.
2.89%, 09/15/51	1,835	1,152,755
3.25%, 09/15/49	3,063	2,114,030
4.22%, 06/15/48	3,965	3,262,226
4.30%, 05/20/45	2,352	1,959,261
5.33%, 06/15/34	1,565	1,592,655
5.45%, 06/01/53	490	480,850
5.64%, 04/15/41	600	602,945
5.69%, 06/15/54	1,385	1,400,430
5.76%, 10/01/39	1,420	1,471,474
5.80%, 03/15/40	1,570	1,612,750
6.27%, 03/15/37	1,225	1,326,035
San Diego Gas & Electric Co.
2.50%, 05/15/26	3,645	3,560,798
3.70%, 03/15/52	990	728,793
4.15%, 05/15/48	2,230	1,812,758
4.50%, 08/15/40	1,633	1,476,920
4.95%, 08/15/28	3,407	3,444,032
5.35%, 04/01/53	3,885	3,704,467
5.55%, 04/15/54	2,845	2,809,364
6.00%, 06/01/39	1,050	1,101,192
Series RRR, 3.75%, 06/01/47	2,195	1,679,787
Series TTT, 4.10%, 06/15/49	2,214	1,758,395
Series UUU, 3.32%, 04/15/50	2,411	1,682,694
Series VVV, 1.70%, 10/01/30	4,209	3,564,680
Series WWW, 2.95%, 08/15/51	4,180	2,687,437
Series XXX, 3.00%, 03/15/32	2,305	2,015,949
Sempra
3.25%, 06/15/27	4,088	3,959,896
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.40%, 02/01/28	$5,367	$5,177,564
3.70%, 04/01/29	2,928	2,798,390
3.80%, 02/01/38	4,542	3,755,058
4.00%, 02/01/48	3,472	2,608,806
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	4,480	4,244,466
5.40%, 08/01/26	2,220	2,234,990
5.50%, 08/01/33	3,125	3,141,556
6.00%, 10/15/39	3,325	3,386,747
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	490	472,731
6.55%, 04/01/55(a)	50	48,495
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	1,860	1,856,348
Sierra Pacific Power Co.
2.60%, 05/01/26	3,434	3,360,803
5.90%, 03/15/54	2,050	2,115,594
Southern California Edison Co.
2.25%, 06/01/30	2,532	2,206,196
2.75%, 02/01/32	3,305	2,810,429
2.85%, 08/01/29	3,118	2,852,457
3.45%, 02/01/52	2,790	1,881,619
3.65%, 02/01/50	5,779	4,097,100
4.00%, 04/01/47	7,619	5,810,876
4.05%, 03/15/42	2,272	1,818,665
4.40%, 09/06/26	2,280	2,267,472
4.50%, 09/01/40	2,590	2,247,727
4.65%, 10/01/43	3,698	3,161,401
4.88%, 02/01/27	3,310	3,324,047
4.90%, 06/01/26	1,605	1,604,897
5.15%, 06/01/29	2,340	2,357,552
5.20%, 06/01/34	3,350	3,282,512
5.30%, 03/01/28	1,375	1,387,394
5.35%, 03/01/26	2,660	2,673,080
5.45%, 06/01/31	2,215	2,245,477
5.45%, 03/01/35(b)	2,170	2,157,018
5.50%, 03/15/40	2,808	2,691,579
5.63%, 02/01/36	1,449	1,447,413
5.65%, 10/01/28	1,450	1,479,873
5.70%, 03/01/53	1,085	1,037,204
5.75%, 04/15/54	2,005	1,928,244
5.85%, 11/01/27	2,890	2,950,688
5.88%, 12/01/53	2,740	2,683,336
5.90%, 03/01/55(b)	990	981,889
5.95%, 11/01/32	2,309	2,372,887
6.00%, 01/15/34	2,839	2,938,483
6.05%, 03/15/39	2,100	2,132,901
6.65%, 04/01/29	1,755	1,805,332
Series 04-G, 5.75%, 04/01/35	1,289	1,303,523
Series 05-E, 5.35%, 07/15/35	1,511	1,491,338
Series 06-E, 5.55%, 01/15/37	1,730	1,694,274
Series 08-A, 5.95%, 02/01/38	2,357	2,391,708
Series 13-A, 3.90%, 03/15/43	2,714	2,111,201
Series 20A, 2.95%, 02/01/51	1,580	980,828
Series A, 4.20%, 03/01/29	2,798	2,714,887
Series B, 3.65%, 03/01/28	2,192	2,121,545
Series B, 4.88%, 03/01/49	3,136	2,687,132
Series C, 3.60%, 02/01/45	1,920	1,407,091
Series C, 4.13%, 03/01/48	6,072	4,660,437
Series D, 4.70%, 06/01/27	3,287	3,272,082
Series E, 5.45%, 06/01/52	1,969	1,821,799
Series G, 2.50%, 06/01/31	3,237	2,771,788
Series H, 3.65%, 06/01/51	2,277	1,603,183
Security	Par (000)	Value
Electric (continued)
Southern Co. (The)
3.25%, 07/01/26	$7,970	$7,840,533
4.25%, 07/01/36	1,795	1,636,345
4.40%, 07/01/46	8,721	7,332,513
4.85%, 06/15/28	2,850	2,875,522
4.85%, 03/15/35	2,930	2,838,269
5.11%, 08/01/27	2,840	2,865,463
5.20%, 06/15/33	3,805	3,813,525
5.50%, 03/15/29	4,710	4,843,850
5.70%, 10/15/32	1,945	2,025,874
5.70%, 03/15/34	3,810	3,940,612
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	4,630	4,492,849
Series 21-B, 1.75%, 03/15/28	1,770	1,628,740
Series A, 3.70%, 04/30/30	5,180	4,924,381
Southern Power Co.
5.15%, 09/15/41	2,548	2,439,538
5.25%, 07/15/43	1,590	1,501,833
Series F, 4.95%, 12/15/46	1,965	1,761,624
Southwestern Electric Power Co.
3.25%, 11/01/51	3,465	2,296,382
5.30%, 04/01/33	1,230	1,235,987
6.20%, 03/15/40	1,749	1,867,092
Series J, 3.90%, 04/01/45	1,720	1,329,225
Series K, 2.75%, 10/01/26	2,270	2,204,363
Series L, 3.85%, 02/01/48	2,343	1,748,479
Series M, 4.10%, 09/15/28	2,585	2,537,679
Series N, 1.65%, 03/15/26	2,905	2,816,170
Southwestern Public Service Co.
3.40%, 08/15/46	1,778	1,279,343
3.70%, 08/15/47	2,020	1,504,377
3.75%, 06/15/49	1,438	1,074,341
4.50%, 08/15/41	2,371	2,094,180
6.00%, 06/01/54	2,740	2,834,223
Series 6, 4.40%, 11/15/48	1,038	858,799
Series 8, 3.15%, 05/01/50	2,333	1,552,540
System Energy Resources Inc.
5.30%, 12/15/34	1,025	1,017,626
6.00%, 04/15/28	1,675	1,741,295
Tampa Electric Co.
2.40%, 03/15/31	2,074	1,821,197
3.45%, 03/15/51	1,205	855,335
3.63%, 06/15/50	1,891	1,398,574
4.10%, 06/15/42	2,193	1,844,225
4.30%, 06/15/48	1,844	1,524,008
4.35%, 05/15/44	1,295	1,111,928
4.45%, 06/15/49	2,379	2,036,021
4.90%, 03/01/29	1,950	1,968,087
5.00%, 07/15/52	1,275	1,177,028
Toledo Edison Co. (The), 6.15%, 05/15/37	1,019	1,097,439
Tucson Electric Power Co.
1.50%, 08/01/30	4,286	3,624,295
3.25%, 05/15/32	1,848	1,661,676
3.25%, 05/01/51	1,560	1,061,811
4.00%, 06/15/50	2,232	1,746,929
4.85%, 12/01/48	1,372	1,223,283
5.20%, 09/15/34	1,970	1,971,955
5.50%, 04/15/53	2,395	2,353,057
5.90%, 04/15/55	1,275	1,304,786
Union Electric Co.
2.15%, 03/15/32	2,795	2,355,377
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.63%, 03/15/51	$2,236	$1,369,797
2.95%, 06/15/27	3,133	3,032,137
2.95%, 03/15/30	2,914	2,690,915
3.25%, 10/01/49	1,846	1,298,289
3.50%, 03/15/29	3,321	3,194,457
3.65%, 04/15/45	2,210	1,721,673
3.90%, 09/15/42	2,170	1,787,873
3.90%, 04/01/52	1,500	1,172,200
4.00%, 04/01/48	2,200	1,757,745
5.13%, 03/15/55	1,630	1,530,770
5.20%, 04/01/34	2,515	2,540,651
5.25%, 01/15/54	1,770	1,692,301
5.30%, 08/01/37	875	891,194
5.45%, 03/15/53	2,315	2,274,747
8.45%, 03/15/39	1,063	1,368,732
Virginia Electric & Power Co.
2.30%, 11/15/31	2,509	2,156,355
2.40%, 03/30/32	1,475	1,260,158
2.45%, 12/15/50	4,402	2,535,476
2.95%, 11/15/51	4,195	2,667,971
3.30%, 12/01/49	2,545	1,771,331
4.00%, 01/15/43	2,670	2,199,577
4.45%, 02/15/44	2,600	2,260,639
4.60%, 12/01/48	2,695	2,347,438
5.00%, 04/01/33	3,710	3,681,554
5.00%, 01/15/34	2,295	2,270,916
5.05%, 08/15/34	2,390	2,371,804
5.30%, 08/15/33	2,045	2,070,134
5.35%, 01/15/54	2,255	2,152,217
5.45%, 04/01/53	3,566	3,469,885
5.55%, 08/15/54	1,765	1,740,244
5.70%, 08/15/53	2,600	2,610,565
6.35%, 11/30/37	1,967	2,143,962
8.88%, 11/15/38	2,753	3,646,307
Series A, 2.88%, 07/15/29	2,802	2,615,493
Series A, 3.50%, 03/15/27	4,462	4,379,767
Series A, 3.80%, 04/01/28	3,835	3,757,697
Series A, 6.00%, 05/15/37	2,252	2,383,194
Series B, 2.95%, 11/15/26	2,710	2,645,055
Series B, 3.75%, 05/15/27	2,029	1,998,514
Series B, 3.80%, 09/15/47	2,462	1,901,693
Series B, 4.20%, 05/15/45	1,682	1,401,412
Series B, 6.00%, 01/15/36	1,714	1,812,134
Series C, 4.00%, 11/15/46	2,615	2,100,702
Series C, 4.63%, 05/15/52	2,950	2,543,839
Series D, 4.65%, 08/15/43	2,915	2,625,276
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,060,012
WEC Energy Group Inc.
1.38%, 10/15/27	3,369	3,105,236
1.80%, 10/15/30	860	734,625
2.20%, 12/15/28	1,077	986,757
4.75%, 01/15/28	2,480	2,491,912
5.15%, 10/01/27	2,960	2,999,533
5.60%, 09/12/26	1,161	1,179,357
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,095	1,924,059
4.30%, 10/15/48(b)	1,925	1,642,170
4.60%, 10/01/34	1,740	1,692,634
4.75%, 09/30/32	1,920	1,917,615
5.00%, 05/15/29	1,390	1,416,409
Security	Par (000)	Value
Electric (continued)
5.05%, 10/01/54	$690	$643,497
5.63%, 05/15/33	1,130	1,193,619
5.70%, 12/01/36	670	707,784
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,700	2,269,924
3.00%, 07/01/29	2,973	2,780,543
3.05%, 10/15/27	1,790	1,727,330
3.65%, 04/01/50	2,105	1,565,482
3.95%, 09/01/32	2,535	2,393,259
4.95%, 04/01/33	1,870	1,856,247
5.38%, 03/30/34	1,470	1,496,409
6.38%, 08/15/37	570	623,725
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,535	1,624,211
3.30%, 09/01/49	2,475	1,756,559
3.67%, 12/01/42	1,960	1,572,026
4.55%, 12/01/29	805	805,428
4.75%, 11/01/44	2,403	2,198,351
Xcel Energy Inc.
1.75%, 03/15/27	3,035	2,868,892
2.35%, 11/15/31	1,590	1,337,499
2.60%, 12/01/29	3,001	2,714,535
3.35%, 12/01/26	3,307	3,236,932
3.40%, 06/01/30	2,915	2,713,402
3.50%, 12/01/49	2,255	1,588,041
4.00%, 06/15/28	3,669	3,587,993
4.60%, 06/01/32	3,305	3,200,535
5.45%, 08/15/33	3,555	3,584,490
5.50%, 03/15/34	3,615	3,648,159
6.50%, 07/01/36	1,319	1,424,438
		2,712,891,964
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,071	1,791,283
Emerson Electric Co.
0.88%, 10/15/26	2,954	2,797,075
1.80%, 10/15/27	3,486	3,271,078
1.95%, 10/15/30	2,406	2,099,896
2.00%, 12/21/28	4,862	4,452,338
2.20%, 12/21/31	3,646	3,135,216
2.75%, 10/15/50	3,808	2,471,764
2.80%, 12/21/51	3,755	2,407,724
5.00%, 03/15/35	995	1,002,852
5.25%, 11/15/39	2,015	2,067,937
		25,497,163
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,336	3,166,065
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	2,757	2,682,029
5.41%, 07/01/32	1,980	2,014,374
5.60%, 05/29/34	1,720	1,748,068
Amphenol Corp.
2.20%, 09/15/31	2,995	2,568,858
2.80%, 02/15/30	5,447	5,003,534
4.35%, 06/01/29	2,781	2,758,617
4.75%, 03/30/26	530	530,897
5.00%, 01/15/35	2,080	2,082,519
5.05%, 04/05/27	2,365	2,394,069
5.05%, 04/05/29	2,005	2,043,565
5.25%, 04/05/34	1,665	1,696,928
5.38%, 11/15/54	1,190	1,186,301
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Arrow Electronics Inc.
2.95%, 02/15/32	$3,043	$2,626,223
3.88%, 01/12/28	2,970	2,890,756
5.15%, 08/21/29	1,995	2,007,385
5.88%, 04/10/34	2,335	2,376,739
Avnet Inc.
3.00%, 05/15/31	2,306	2,008,693
4.63%, 04/15/26	3,641	3,635,493
5.50%, 06/01/32	1,900	1,902,461
6.25%, 03/15/28	2,190	2,270,129
Flex Ltd.
4.88%, 06/15/29	3,406	3,391,851
4.88%, 05/12/30	3,159	3,131,985
5.25%, 01/15/32	2,410	2,407,713
6.00%, 01/15/28	2,230	2,297,015
Fortive Corp.
3.15%, 06/15/26	5,650	5,553,194
4.30%, 06/15/46	2,150	1,799,849
Honeywell International Inc.
1.10%, 03/01/27	4,744	4,446,619
1.75%, 09/01/31	6,715	5,621,131
1.95%, 06/01/30	4,451	3,917,146
2.50%, 11/01/26	7,972	7,739,368
2.70%, 08/15/29	4,265	3,967,861
2.80%, 06/01/50	5,605	3,641,579
3.81%, 11/21/47	1,805	1,418,234
4.25%, 01/15/29	4,625	4,591,577
4.50%, 01/15/34	3,925	3,799,335
4.65%, 07/30/27	3,575	3,593,941
4.70%, 02/01/30	3,275	3,289,540
4.75%, 02/01/32	3,245	3,240,612
4.88%, 09/01/29	3,100	3,151,867
4.95%, 02/15/28	3,430	3,487,664
4.95%, 09/01/31	2,565	2,607,604
5.00%, 02/15/33	5,085	5,123,299
5.00%, 03/01/35	6,190	6,180,915
5.25%, 03/01/54	4,645	4,476,600
5.35%, 03/01/64	3,055	2,964,457
5.38%, 03/01/41	2,395	2,424,967
5.70%, 03/15/36	2,419	2,573,657
5.70%, 03/15/37	2,285	2,408,924
Hubbell Inc.
2.30%, 03/15/31	1,075	935,464
3.15%, 08/15/27	3,532	3,413,350
3.35%, 03/01/26	3,820	3,770,364
3.50%, 02/15/28	3,514	3,404,019
Jabil Inc.
1.70%, 04/15/26	3,230	3,122,153
3.00%, 01/15/31	3,321	2,970,231
3.60%, 01/15/30	2,931	2,751,129
3.95%, 01/12/28	3,110	3,041,563
4.25%, 05/15/27	1,815	1,800,064
5.45%, 02/01/29	1,255	1,279,976
Keysight Technologies Inc.
3.00%, 10/30/29	3,854	3,563,170
4.60%, 04/06/27	5,683	5,685,654
4.95%, 10/15/34	565	555,367
TD SYNNEX Corp.
1.75%, 08/09/26	4,726	4,532,340
2.38%, 08/09/28	2,610	2,411,793
2.65%, 08/09/31	3,166	2,703,198
Security	Par (000)	Value
Electronics (continued)
6.10%, 04/12/34	$1,390	$1,457,396
Trimble Inc.
4.90%, 06/15/28	3,499	3,512,689
6.10%, 03/15/33	1,045	1,102,821
Tyco Electronics Group SA
2.50%, 02/04/32	1,945	1,689,664
3.13%, 08/15/27	4,320	4,186,688
4.63%, 02/01/30	1,735	1,732,805
7.13%, 10/01/37	1,686	1,970,018
Vontier Corp.
1.80%, 04/01/26	3,342	3,231,974
2.40%, 04/01/28	3,426	3,169,282
2.95%, 04/01/31	3,244	2,828,496
		223,663,875
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	4,005	4,130,064
6.35%, 08/18/28	4,342	4,555,813
MasTec Inc., 5.90%, 06/15/29	1,000	1,026,621
Ste Transcore Holdings Inc., 4.13%, 05/23/26(f)	600	597,802
		10,310,300
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	17,255	16,843,160
4.05%, 03/15/29	7,145	6,788,393
4.28%, 03/15/32	21,591	19,377,132
5.05%, 03/15/42	13,098	10,845,747
5.14%, 03/15/52	26,255	20,296,545
5.39%, 03/15/62	12,410	9,472,098
		83,623,075
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	2,023	1,670,931
Republic Services Inc.
1.45%, 02/15/31	3,513	2,913,105
1.75%, 02/15/32	3,195	2,629,953
2.30%, 03/01/30	3,125	2,803,304
2.38%, 03/15/33	3,460	2,873,315
2.90%, 07/01/26	2,324	2,280,810
3.05%, 03/01/50	3,555	2,471,751
3.38%, 11/15/27	3,270	3,184,541
3.95%, 05/15/28	4,831	4,756,674
4.88%, 04/01/29	3,045	3,075,146
5.00%, 11/15/29	1,940	1,969,103
5.00%, 12/15/33	2,745	2,751,713
5.00%, 04/01/34	3,245	3,247,206
5.20%, 11/15/34	2,235	2,269,292
5.70%, 05/15/41	1,996	2,050,815
6.20%, 03/01/40	1,045	1,140,303
Veralto Corp.
5.35%, 09/18/28	3,530	3,615,817
5.45%, 09/18/33	1,810	1,858,691
5.50%, 09/18/26	3,795	3,845,510
Waste Connections Inc.
2.20%, 01/15/32	3,123	2,638,364
2.60%, 02/01/30	3,542	3,222,471
2.95%, 01/15/52	4,095	2,653,919
3.05%, 04/01/50	3,731	2,536,643
3.20%, 06/01/32	2,230	1,991,829
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
3.50%, 05/01/29	$3,371	$3,237,206
4.20%, 01/15/33	3,055	2,896,469
4.25%, 12/01/28	2,987	2,958,283
5.00%, 03/01/34	3,010	3,000,663
Waste Management Inc.
1.15%, 03/15/28	2,530	2,302,681
1.50%, 03/15/31	2,488	2,082,173
2.00%, 06/01/29	3,615	3,274,449
2.50%, 11/15/50	2,497	1,510,071
2.95%, 06/01/41	2,895	2,183,916
3.15%, 11/15/27	4,273	4,142,777
3.88%, 01/15/29(c)	620	604,395
4.10%, 03/01/45	800	682,365
4.15%, 04/15/32	2,490	2,399,270
4.15%, 07/15/49	3,722	3,127,925
4.50%, 03/15/28	4,530	4,547,141
4.63%, 02/15/30	3,700	3,716,410
4.63%, 02/15/33(b)	4,305	4,258,655
4.65%, 03/15/30	4,200	4,211,884
4.80%, 03/15/32	4,320	4,326,151
4.88%, 02/15/29	3,440	3,496,609
4.88%, 02/15/34	4,720	4,723,857
4.95%, 07/03/27	2,220	2,249,085
4.95%, 07/03/31	2,190	2,225,970
4.95%, 03/15/35	6,655	6,655,228
5.35%, 10/15/54	5,730	5,685,902
		144,950,741
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,346	4,717,171
Conagra Brands Inc.
1.38%, 11/01/27	4,423	4,048,955
4.85%, 11/01/28	4,820	4,821,344
5.30%, 10/01/26	3,045	3,078,507
5.30%, 11/01/38	5,401	5,194,289
5.40%, 11/01/48	4,623	4,303,257
7.00%, 10/01/28	2,959	3,162,534
8.25%, 09/15/30	1,282	1,476,374
Flowers Foods Inc.
2.40%, 03/15/31	2,440	2,102,983
3.50%, 10/01/26	2,227	2,186,291
General Mills Inc.
2.25%, 10/14/31	3,132	2,672,943
2.88%, 04/15/30	3,884	3,552,709
3.00%, 02/01/51	2,734	1,795,067
3.20%, 02/10/27	4,472	4,364,694
4.15%, 02/15/43	2,670	2,245,489
4.20%, 04/17/28	7,303	7,229,768
4.70%, 01/30/27	3,280	3,291,396
4.70%, 04/17/48	1,700	1,505,915
4.88%, 01/30/30	3,910	3,923,574
4.95%, 03/29/33	4,516	4,490,990
5.25%, 01/30/35	2,420	2,438,825
5.40%, 06/15/40	2,067	2,055,486
5.50%, 10/17/28	3,265	3,361,972
Hershey Co. (The)
1.70%, 06/01/30	2,642	2,297,051
2.30%, 08/15/26	4,497	4,379,396
2.45%, 11/15/29	2,578	2,365,408
2.65%, 06/01/50	1,025	641,794
3.13%, 11/15/49	1,744	1,213,208
3.38%, 08/15/46	1,515	1,130,884
Security	Par (000)	Value
Food (continued)
4.25%, 05/04/28	$2,085	$2,085,206
4.50%, 05/04/33	2,015	1,978,702
4.55%, 02/24/28(b)	765	771,412
4.75%, 02/24/30	2,125	2,149,008
4.95%, 02/24/32	2,125	2,152,904
5.10%, 02/24/35	2,125	2,156,194
Hormel Foods Corp.
1.70%, 06/03/28	7,100	6,514,524
1.80%, 06/11/30	2,887	2,509,360
3.05%, 06/03/51	2,520	1,699,534
4.80%, 03/30/27	3,910	3,942,031
Ingredion Inc.
2.90%, 06/01/30	2,674	2,441,997
3.20%, 10/01/26	3,470	3,395,363
3.90%, 06/01/50	2,140	1,638,950
J.M. Smucker Co. (The)
2.13%, 03/15/32	2,100	1,743,388
2.38%, 03/15/30	3,900	3,495,299
3.38%, 12/15/27	3,835	3,728,341
4.25%, 03/15/35	4,337	4,019,346
4.38%, 03/15/45	3,396	2,884,004
5.90%, 11/15/28	4,265	4,462,003
6.20%, 11/15/33	4,465	4,773,155
6.50%, 11/15/43	2,970	3,231,882
6.50%, 11/15/53	2,490	2,748,782
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	925	888,892
3.00%, 02/02/29	615	573,895
3.00%, 05/15/32	4,761	4,096,569
3.63%, 01/15/32	2,045	1,844,945
3.75%, 12/01/31	1,485	1,349,725
4.38%, 02/02/52	4,230	3,343,462
5.13%, 02/01/28	5,148	5,201,161
5.50%, 01/15/30	4,365	4,412,844
5.75%, 04/01/33	6,294	6,412,418
6.50%, 12/01/52	7,004	7,443,201
6.75%, 03/15/34	7,686	8,349,335
7.25%, 11/15/53	4,075	4,710,327
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(c)	1,680	1,773,182
Kellanova
2.10%, 06/01/30	2,360	2,089,237
3.25%, 04/01/26	4,526	4,467,708
3.40%, 11/15/27	3,337	3,244,187
4.30%, 05/15/28	3,549	3,527,770
4.50%, 04/01/46	2,859	2,500,244
5.25%, 03/01/33	1,405	1,425,918
5.75%, 05/16/54	1,680	1,739,060
Series B, 7.45%, 04/01/31	3,552	4,020,472
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,695	1,729,419
Kraft Heinz Foods Co.
3.00%, 06/01/26	9,875	9,685,762
3.75%, 04/01/30(b)	3,875	3,702,620
3.88%, 05/15/27	7,505	7,405,512
4.25%, 03/01/31	2,217	2,150,958
4.38%, 06/01/46	11,180	9,329,023
4.63%, 01/30/29	1,220	1,221,833
4.63%, 10/01/39	2,165	1,972,225
4.88%, 10/01/49	5,415	4,794,859
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.00%, 07/15/35	$2,700	$2,671,084
5.00%, 06/04/42	6,366	5,886,082
5.20%, 03/15/32	2,125	2,154,356
5.20%, 07/15/45	6,940	6,495,756
5.40%, 03/15/35	2,125	2,158,296
5.50%, 06/01/50	4,170	4,020,196
6.50%, 02/09/40	2,730	2,975,157
6.75%, 03/15/32	1,435	1,581,060
6.88%, 01/26/39	3,830	4,307,133
Kroger Co. (The)
1.70%, 01/15/31	2,715	2,282,454
2.20%, 05/01/30	2,833	2,506,524
2.65%, 10/15/26	4,577	4,441,131
3.70%, 08/01/27	4,780	4,694,937
3.88%, 10/15/46	2,196	1,710,627
3.95%, 01/15/50	3,516	2,735,286
4.45%, 02/01/47	5,406	4,586,445
4.50%, 01/15/29	4,796	4,775,677
4.65%, 01/15/48	2,524	2,203,306
5.00%, 09/15/34	7,810	7,712,348
5.00%, 04/15/42	1,851	1,739,269
5.15%, 08/01/43	2,490	2,351,250
5.40%, 07/15/40	1,333	1,328,411
5.40%, 01/15/49	2,837	2,754,810
5.50%, 09/15/54	5,195	5,049,257
5.65%, 09/15/64	6,025	5,874,138
6.90%, 04/15/38	2,880	3,250,190
7.50%, 04/01/31	2,278	2,583,576
McCormick & Co. Inc./MD
1.85%, 02/15/31	2,793	2,357,157
2.50%, 04/15/30	3,235	2,899,189
3.40%, 08/15/27	5,290	5,159,049
4.20%, 08/15/47	1,810	1,517,636
4.70%, 10/15/34	1,870	1,794,052
4.95%, 04/15/33	2,590	2,577,355
Mondelez International Inc.
1.50%, 02/04/31	3,126	2,607,015
1.88%, 10/15/32(b)	2,989	2,457,815
2.63%, 03/17/27	3,430	3,305,987
2.63%, 09/04/50	6,445	3,917,935
2.75%, 04/13/30	4,533	4,122,382
3.00%, 03/17/32	835	741,617
4.13%, 05/07/28	965	954,721
4.75%, 02/20/29	2,870	2,890,185
4.75%, 08/28/34(b)	2,400	2,347,067
Pilgrim's Pride Corp.
3.50%, 03/01/32	6,340	5,616,106
4.25%, 04/15/31	6,040	5,699,779
6.25%, 07/01/33	6,120	6,387,954
6.88%, 05/15/34	3,910	4,263,261
Sysco Corp.
2.40%, 02/15/30	3,194	2,873,254
2.45%, 12/14/31	2,590	2,229,901
3.15%, 12/14/51	3,805	2,515,726
3.25%, 07/15/27	5,175	5,027,936
3.30%, 07/15/26	4,630	4,552,682
3.30%, 02/15/50	2,089	1,441,897
4.45%, 03/15/48	2,273	1,909,698
4.50%, 04/01/46	1,315	1,130,096
4.85%, 10/01/45	2,465	2,232,877
5.10%, 09/23/30	1,475	1,495,523
Security	Par (000)	Value
Food (continued)
5.38%, 09/21/35	$1,834	$1,867,165
5.40%, 03/23/35	2,200	2,235,040
5.75%, 01/17/29	2,940	3,052,328
5.95%, 04/01/30	3,943	4,136,798
6.00%, 01/17/34	2,366	2,525,286
6.60%, 04/01/40	1,695	1,886,488
6.60%, 04/01/50	5,337	5,941,450
The Campbell's Co.
2.38%, 04/24/30	3,488	3,104,705
3.13%, 04/24/50	2,930	1,972,463
4.15%, 03/15/28	4,912	4,845,187
4.75%, 03/23/35	2,385	2,303,771
4.80%, 03/15/48	3,225	2,879,945
5.20%, 03/19/27	2,415	2,447,515
5.20%, 03/21/29	2,555	2,596,088
5.25%, 10/13/54	1,985	1,846,339
5.30%, 03/20/26	1,870	1,882,132
5.40%, 03/21/34	2,560	2,600,952
Tyson Foods Inc.
3.55%, 06/02/27	7,639	7,464,485
4.00%, 03/01/26	4,845	4,817,848
4.35%, 03/01/29	4,429	4,355,466
4.55%, 06/02/47	3,891	3,325,787
4.88%, 08/15/34	3,056	2,974,365
5.10%, 09/28/48	6,525	6,000,881
5.15%, 08/15/44	2,681	2,514,664
5.40%, 03/15/29	2,990	3,056,156
5.70%, 03/15/34	3,420	3,523,465
		537,987,799
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,848	2,766,685
5.50%, 11/02/47	1,730	1,563,571
Georgia-Pacific LLC
7.75%, 11/15/29	3,653	4,139,150
8.88%, 05/15/31	2,335	2,856,194
International Paper Co.
4.35%, 08/15/48	3,506	2,928,878
4.40%, 08/15/47	3,053	2,553,782
4.80%, 06/15/44	3,400	3,061,217
5.00%, 09/15/35	2,195	2,181,483
5.15%, 05/15/46	2,030	1,892,447
6.00%, 11/15/41	2,731	2,851,021
7.30%, 11/15/39	890	1,041,623
Suzano Austria GmbH
2.50%, 09/15/28	2,654	2,416,603
3.13%, 01/15/32	4,867	4,162,611
3.75%, 01/15/31	4,346	3,941,798
5.00%, 01/15/30	5,316	5,187,120
6.00%, 01/15/29	7,252	7,405,181
Suzano International Finance BV, 5.50%, 01/17/27	5,459	5,510,794
		56,460,158
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,840	2,381,025
2.63%, 09/15/29	2,991	2,765,315
2.85%, 02/15/52	1,758	1,121,955
3.00%, 06/15/27	3,415	3,315,346
3.38%, 09/15/49	3,182	2,280,685
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
4.13%, 10/15/44	$3,201	$2,685,425
4.13%, 03/15/49	3,234	2,615,862
4.15%, 01/15/43	2,934	2,517,636
4.30%, 10/01/48	2,168	1,823,251
5.00%, 12/15/54	725	667,667
5.45%, 10/15/32	535	556,714
5.50%, 06/15/41	2,206	2,265,513
5.75%, 10/15/52	2,315	2,382,143
5.90%, 11/15/33	3,565	3,781,071
6.20%, 11/15/53	1,655	1,822,397
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,305	2,819,839
4.00%, 04/01/28	2,283	2,242,016
4.10%, 09/01/47	2,180	1,789,883
4.40%, 07/01/32	2,195	2,110,223
5.25%, 03/01/28	5,327	5,421,365
5.40%, 03/01/33	2,668	2,721,194
5.40%, 07/01/34	1,305	1,325,457
5.85%, 01/15/41	1,478	1,529,481
National Fuel Gas Co.
2.95%, 03/01/31	1,975	1,734,918
3.95%, 09/15/27	1,059	1,036,197
4.75%, 09/01/28	2,233	2,220,311
5.50%, 10/01/26	2,310	2,335,565
5.50%, 03/15/30	1,165	1,181,236
5.95%, 03/15/35	1,005	1,028,652
NiSource Inc.
1.70%, 02/15/31	5,250	4,397,267
2.95%, 09/01/29	4,234	3,935,406
3.49%, 05/15/27	5,264	5,147,028
3.60%, 05/01/30	5,138	4,868,779
3.95%, 03/30/48	3,696	2,902,933
4.38%, 05/15/47	4,481	3,757,507
4.80%, 02/15/44	3,524	3,191,913
5.00%, 06/15/52	2,040	1,858,154
5.20%, 07/01/29	2,620	2,667,680
5.25%, 03/30/28	3,831	3,891,285
5.25%, 02/15/43	2,399	2,293,701
5.35%, 04/01/34	3,130	3,162,995
5.40%, 06/30/33	1,423	1,439,561
5.65%, 02/01/45	1,992	1,998,154
5.95%, 06/15/41	1,755	1,818,942
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	1,040	1,067,492
ONE Gas Inc.
2.00%, 05/15/30	1,167	1,024,254
4.25%, 09/01/32	1,055	1,012,800
4.50%, 11/01/48	2,070	1,760,794
4.66%, 02/01/44	1,888	1,704,555
5.10%, 04/01/29	3,125	3,180,991
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,310	2,014,438
3.35%, 06/01/50	2,275	1,553,395
3.50%, 06/01/29	3,274	3,123,850
3.64%, 11/01/46	2,072	1,540,016
4.65%, 08/01/43	1,105	983,656
5.05%, 05/15/52	1,838	1,646,519
5.10%, 02/15/35	1,295	1,283,565
5.40%, 06/15/33	1,739	1,767,173
Southern California Gas Co.
2.95%, 04/15/27	4,340	4,196,351
3.75%, 09/15/42	1,805	1,425,725
Security	Par (000)	Value
Gas (continued)
5.05%, 09/01/34	$2,700	$2,674,146
5.13%, 11/15/40	1,635	1,582,132
5.20%, 06/01/33	2,430	2,442,795
5.60%, 04/01/54	2,220	2,183,554
5.75%, 06/01/53	2,270	2,278,370
6.35%, 11/15/52	2,755	2,963,209
Series TT, 2.60%, 06/15/26	3,666	3,580,682
Series UU, 4.13%, 06/01/48	2,014	1,628,175
Series VV, 4.30%, 01/15/49	2,585	2,113,971
Series WW, 3.95%, 02/15/50	1,557	1,197,551
Series XX, 2.55%, 02/01/30	3,493	3,157,492
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	1,864	1,833,117
3.95%, 10/01/46	2,707	2,126,967
4.40%, 06/01/43	2,430	2,101,096
4.40%, 05/30/47	2,668	2,224,163
4.95%, 09/15/34	1,995	1,951,678
5.15%, 09/15/32	1,995	2,002,842
5.75%, 09/15/33	2,338	2,424,697
5.88%, 03/15/41	3,080	3,154,424
Series 2020-A, 1.75%, 01/15/31	3,109	2,615,722
Series 21A, 3.15%, 09/30/51	2,125	1,398,120
Southwest Gas Corp.
2.20%, 06/15/30	1,667	1,462,064
3.18%, 08/15/51	1,815	1,190,829
3.70%, 04/01/28	1,783	1,734,524
3.80%, 09/29/46	1,451	1,107,525
4.05%, 03/15/32	2,712	2,544,251
4.15%, 06/01/49	1,439	1,133,009
5.45%, 03/23/28	2,010	2,049,221
5.80%, 12/01/27	2,270	2,335,120
Spire Inc., 5.30%, 03/01/26	570	573,131
Spire Missouri Inc.
3.30%, 06/01/51	450	315,551
4.80%, 02/15/33	1,460	1,454,784
Series 2034, 5.15%, 08/15/34	1,160	1,174,334
Washington Gas Light Co.
3.65%, 09/15/49	2,635	1,958,856
Series K, 3.80%, 09/15/46	2,436	1,892,543
		207,655,866
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	1,605	1,412,032
4.63%, 06/15/28	1,010	1,008,029
Regal Rexnord Corp.
6.05%, 04/15/28	6,535	6,682,840
6.30%, 02/15/30	4,130	4,295,249
6.40%, 04/15/33	5,545	5,756,226
Snap-on Inc.
3.10%, 05/01/50	3,244	2,235,418
3.25%, 03/01/27	2,375	2,320,474
4.10%, 03/01/48	1,595	1,325,765
Stanley Black & Decker Inc.
2.30%, 03/15/30	4,605	4,066,749
2.75%, 11/15/50(b)	4,225	2,504,838
3.00%, 05/15/32	2,842	2,494,649
3.40%, 03/01/26	3,470	3,431,118
4.25%, 11/15/28	2,331	2,303,585
4.85%, 11/15/48	2,247	1,953,520
5.20%, 09/01/40	2,278	2,205,321
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
6.00%, 03/06/28	$3,685	$3,835,820
		47,831,633
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,049	4,645,834
1.40%, 06/30/30(b)	4,238	3,649,223
3.75%, 11/30/26	10,387	10,308,343
4.75%, 11/30/36	7,473	7,412,205
4.75%, 04/15/43	2,680	2,578,211
4.90%, 11/30/46	11,427	10,956,587
5.30%, 05/27/40	4,625	4,790,612
6.00%, 04/01/39	2,040	2,258,984
6.15%, 11/30/37	4,110	4,586,966
Agilent Technologies Inc.
2.10%, 06/04/30	2,576	2,260,797
2.30%, 03/12/31	4,904	4,257,346
2.75%, 09/15/29	3,334	3,073,040
3.05%, 09/22/26	2,906	2,841,198
4.20%, 09/09/27	1,280	1,270,481
4.75%, 09/09/34	2,160	2,104,070
Baxter International Inc.
1.73%, 04/01/31	3,505	2,926,123
1.92%, 02/01/27	7,035	6,691,876
2.27%, 12/01/28	6,445	5,911,722
2.54%, 02/01/32(b)	4,325	3,711,803
2.60%, 08/15/26	4,177	4,060,565
3.13%, 12/01/51	3,932	2,581,565
3.50%, 08/15/46	2,598	1,892,082
3.95%, 04/01/30	2,895	2,799,691
Boston Scientific Corp.
2.65%, 06/01/30	4,736	4,310,698
4.00%, 03/01/28	3,250	3,211,017
4.55%, 03/01/39	2,918	2,748,873
4.70%, 03/01/49	3,164	2,882,523
6.50%, 11/15/35	1,558	1,751,871
7.38%, 01/15/40	1,296	1,580,630
Danaher Corp.
2.60%, 10/01/50	4,313	2,664,245
2.80%, 12/10/51	4,415	2,810,916
4.38%, 09/15/45	2,048	1,804,764
Dentsply Sirona Inc., 3.25%, 06/01/30	4,048	3,634,996
DH Europe Finance II SARL
2.60%, 11/15/29	3,436	3,154,020
3.25%, 11/15/39	4,697	3,750,455
3.40%, 11/15/49	3,509	2,559,274
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,026	3,984,568
GE HealthCare Technologies Inc.
4.80%, 08/14/29	3,725	3,732,404
5.65%, 11/15/27	10,045	10,309,769
5.86%, 03/15/30	5,005	5,230,658
5.91%, 11/22/32	3,655	3,864,469
6.38%, 11/22/52	5,288	5,871,456
Koninklijke Philips NV
5.00%, 03/15/42	2,677	2,489,349
6.88%, 03/11/38	4,075	4,524,704
Medtronic Global Holdings SCA
4.25%, 03/30/28	5,940	5,923,621
4.50%, 03/30/33	3,945	3,856,534
Medtronic Inc.
4.00%, 04/01/43	100	85,970
4.38%, 03/15/35	10,100	9,767,111
Security	Par (000)	Value
Health Care - Products (continued)
4.63%, 03/15/45	$8,277	$7,564,951
Revvity Inc.
1.90%, 09/15/28	3,248	2,959,140
2.25%, 09/15/31	2,775	2,342,425
2.55%, 03/15/31	1,860	1,611,451
3.30%, 09/15/29	3,516	3,296,802
3.63%, 03/15/51	1,590	1,133,501
Smith & Nephew PLC
2.03%, 10/14/30	5,585	4,799,082
5.15%, 03/20/27	1,235	1,246,453
5.40%, 03/20/34	2,475	2,493,378
Solventum Corp.
5.40%, 03/01/29	4,990	5,092,358
5.45%, 02/25/27	3,360	3,412,697
5.45%, 03/13/31	4,990	5,117,498
5.60%, 03/23/34	6,330	6,483,991
5.90%, 04/30/54	6,110	6,221,487
6.00%, 05/15/64	3,082	3,129,500
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	2,706	2,393,548
3.75%, 03/15/51	4,265	3,123,827
Stryker Corp.
1.95%, 06/15/30	6,078	5,316,252
2.90%, 06/15/50	2,981	1,997,674
3.50%, 03/15/26	6,799	6,730,901
3.65%, 03/07/28	4,572	4,460,035
4.10%, 04/01/43	1,763	1,499,492
4.25%, 09/11/29	2,880	2,837,238
4.38%, 05/15/44	2,423	2,114,043
4.55%, 02/10/27	3,435	3,441,908
4.63%, 09/11/34	1,800	1,752,942
4.63%, 03/15/46	3,845	3,466,409
4.70%, 02/10/28	3,325	3,344,817
4.85%, 12/08/28	3,900	3,944,705
4.85%, 02/10/30	3,305	3,327,230
5.20%, 02/10/35	3,315	3,364,301
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(b)	4,385	3,999,031
2.00%, 10/15/31	4,915	4,189,273
2.60%, 10/01/29	4,709	4,339,944
2.80%, 10/15/41	4,965	3,590,717
4.10%, 08/15/47	3,319	2,774,913
4.80%, 11/21/27	4,583	4,633,079
4.95%, 08/10/26	5,845	5,898,138
4.95%, 11/21/32	2,585	2,616,212
4.98%, 08/10/30	3,878	3,942,710
5.00%, 12/05/26	4,220	4,263,513
5.00%, 01/31/29(b)	5,015	5,118,243
5.09%, 08/10/33	3,865	3,914,891
5.20%, 01/31/34	2,760	2,816,266
5.30%, 02/01/44	2,294	2,277,833
5.40%, 08/10/43	2,350	2,377,028
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	3,995	3,481,047
4.45%, 08/15/45	3,049	2,657,344
4.70%, 02/19/27	1,475	1,479,730
5.05%, 02/19/30	1,495	1,511,504
5.20%, 09/15/34(b)	3,190	3,192,193
5.35%, 12/01/28	3,810	3,889,678
5.50%, 02/19/35	1,475	1,511,303
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.75%, 11/30/39	$943	$975,080
		379,543,925
Health Care - Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	1,529	989,941
Adventist Health System/West
3.63%, 03/01/49(b)	2,606	1,903,150
5.43%, 03/01/32	2,145	2,183,150
5.76%, 12/01/34	760	779,953
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,322,621
3.83%, 08/15/28	1,186	1,162,399
4.27%, 08/15/48	1,586	1,370,776
Series 2020, 2.21%, 06/15/30	455	404,346
Series 2020, 3.01%, 06/15/50	1,622	1,108,101
Aetna Inc.
3.88%, 08/15/47	50	37,126
4.50%, 05/15/42	2,701	2,271,887
4.75%, 03/15/44	2,284	1,968,384
6.63%, 06/15/36	4,041	4,341,496
6.75%, 12/15/37	2,928	3,174,642
AHS Hospital Corp.
5.02%, 07/01/45	1,710	1,654,749
Series 2021, 2.78%, 07/01/51	1,816	1,168,904
Allina Health System
2.90%, 11/15/51	2,310	1,512,683
Series 2019, 3.89%, 04/15/49	2,123	1,672,337
Ascension Health
3.95%, 11/15/46	5,760	4,837,443
4.85%, 11/15/53	1,990	1,856,643
Series B, 2.53%, 11/15/29	3,904	3,579,575
Series B, 3.11%, 11/15/39	2,371	1,883,997
Banner Health
1.90%, 01/01/31	2,263	1,946,123
2.34%, 01/01/30	2,532	2,289,170
2.91%, 01/01/42(b)	1,010	740,592
2.91%, 01/01/51	2,487	1,652,438
Series 2020, 3.18%, 01/01/50	1,823	1,287,065
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	510	312,498
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	509,253
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	3,609	2,893,044
Baylor Scott & White Holdings
3.97%, 11/15/46	1,890	1,586,416
4.19%, 11/15/45	2,268	1,958,670
Series 2021, 1.78%, 11/15/30	1,161	997,136
Series 2021, 2.84%, 11/15/50	4,170	2,750,870
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	730	479,101
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	3,421	3,250,738
Series 2018, 4.30%, 07/01/28(b)	1,321	1,311,483
Series 20-2, 2.10%, 06/01/31	2,035	1,742,636
Series 20-2, 3.21%, 06/01/50	1,385	960,719
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,160,673
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	1,800	1,550,308
Security	Par (000)	Value
Health Care - Services (continued)
Centene Corp.
2.45%, 07/15/28	$9,465	$8,633,462
2.50%, 03/01/31	10,235	8,644,225
2.63%, 08/01/31	6,225	5,245,600
3.00%, 10/15/30	10,105	8,853,058
3.38%, 02/15/30	9,540	8,630,447
4.25%, 12/15/27	10,795	10,510,571
4.63%, 12/15/29	16,220	15,566,341
Children's Health System of Texas, 2.51%, 08/15/50	3,821	2,377,342
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	2,023	1,715,650
Series 2020, 2.59%, 02/01/50	1,455	920,913
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,953	1,748,419
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,538	1,645,358
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	1,136	746,353
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,684	2,656,054
Cigna Group (The)
1.25%, 03/15/26	2,351	2,272,471
2.38%, 03/15/31	6,986	6,075,625
2.40%, 03/15/30	6,147	5,502,922
3.05%, 10/15/27	3,029	2,926,746
3.20%, 03/15/40	3,605	2,752,563
3.40%, 03/01/27	7,158	7,009,584
3.40%, 03/15/50	6,992	4,793,521
3.40%, 03/15/51	5,660	3,851,533
3.88%, 10/15/47	7,241	5,480,482
4.38%, 10/15/28	14,843	14,727,321
4.80%, 08/15/38	10,994	10,306,264
4.80%, 07/15/46	4,524	3,970,882
4.90%, 12/15/48	12,073	10,659,825
5.00%, 05/15/29	2,510	2,540,040
5.13%, 05/15/31(b)	3,290	3,331,398
5.25%, 02/15/34(b)	3,850	3,879,017
5.40%, 03/15/33	3,185	3,248,414
5.60%, 02/15/54	5,245	5,070,866
5.69%, 03/15/26	2,765	2,765,286
6.13%, 11/15/41	2,853	2,979,496
City of Hope
Series 2013, 5.62%, 11/15/43	1,720	1,713,603
Series 2018, 4.38%, 08/15/48(b)	2,477	2,077,659
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	1,705	1,515,843
CommonSpirit Health
2.78%, 10/01/30	1,872	1,680,303
3.35%, 10/01/29	3,045	2,867,284
3.82%, 10/01/49	3,052	2,343,647
3.91%, 10/01/50	1,304	997,202
4.19%, 10/01/49	2,966	2,411,063
4.35%, 11/01/42	2,968	2,551,127
5.21%, 12/01/31	2,205	2,237,178
5.32%, 12/01/34	2,130	2,153,321
5.55%, 12/01/54	600	593,863
6.07%, 11/01/27	1,756	1,816,191
6.46%, 11/01/52	915	1,014,611
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	1,631	1,086,802
Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	$2,948	$2,201,801
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	4,165	3,017,808
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	2,152	1,710,749
Dignity Health
4.50%, 11/01/42	1,030	904,806
5.27%, 11/01/64	1,100	1,020,891
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	2,866	2,351,324
Elevance Health Inc.
1.50%, 03/15/26	4,435	4,300,359
2.25%, 05/15/30	4,698	4,163,518
2.55%, 03/15/31	5,500	4,839,362
2.88%, 09/15/29	4,287	3,971,501
3.13%, 05/15/50	2,641	1,743,828
3.60%, 03/15/51	6,103	4,375,597
3.65%, 12/01/27	7,593	7,434,132
3.70%, 09/15/49	4,907	3,597,035
4.10%, 03/01/28	6,668	6,583,352
4.10%, 05/15/32	2,803	2,649,431
4.38%, 12/01/47	7,286	6,052,500
4.50%, 10/30/26	2,940	2,943,237
4.55%, 03/01/48	4,535	3,839,867
4.55%, 05/15/52	2,725	2,285,537
4.63%, 05/15/42	2,699	2,399,928
4.65%, 01/15/43	6,185	5,496,250
4.65%, 08/15/44	2,942	2,599,466
4.75%, 02/15/30	3,190	3,201,083
4.75%, 02/15/33	3,350	3,279,489
4.95%, 11/01/31	4,705	4,706,710
5.10%, 01/15/44	4,598	4,300,568
5.13%, 02/15/53	4,030	3,687,910
5.15%, 06/15/29	2,535	2,582,629
5.20%, 02/15/35	4,595	4,595,796
5.38%, 06/15/34	3,525	3,572,047
5.50%, 10/15/32	4,155	4,280,319
5.65%, 06/15/54	3,300	3,230,436
5.70%, 02/15/55	5,080	5,016,524
5.85%, 01/15/36	1,329	1,378,430
5.85%, 11/01/64	4,812	4,781,861
5.95%, 12/15/34	2,135	2,250,632
6.10%, 10/15/52	2,705	2,808,928
6.38%, 06/15/37	2,450	2,644,763
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	205	159,733
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	631,175
Hackensack Meridian Health Inc.
4.21%, 07/01/48	1,991	1,691,001
4.50%, 07/01/57	1,565	1,354,746
Series 2020, 2.68%, 09/01/41	2,821	2,031,185
Series 2020, 2.88%, 09/01/50	2,882	1,898,099
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,505,496
HCA Inc.
2.38%, 07/15/31	5,615	4,782,156
3.13%, 03/15/27	4,910	4,761,241
3.38%, 03/15/29	1,747	1,648,453
3.50%, 09/01/30	11,460	10,641,265
3.50%, 07/15/51	7,120	4,794,745
Security	Par (000)	Value
Health Care - Services (continued)
3.63%, 03/15/32	$8,537	$7,716,030
4.13%, 06/15/29	8,360	8,110,694
4.38%, 03/15/42	2,911	2,438,289
4.50%, 02/15/27	5,678	5,655,090
4.63%, 03/15/52	7,740	6,322,278
5.00%, 03/01/28(b)	1,100	1,109,025
5.13%, 06/15/39	4,295	4,028,586
5.20%, 06/01/28	2,615	2,644,289
5.25%, 06/15/26	7,370	7,399,595
5.25%, 03/01/30	2,055	2,079,203
5.25%, 06/15/49	7,981	7,191,516
5.38%, 09/01/26	4,888	4,917,286
5.45%, 04/01/31	3,695	3,758,273
5.45%, 09/15/34	4,070	4,053,284
5.50%, 03/01/32	4,005	4,059,257
5.50%, 06/01/33	5,211	5,258,002
5.50%, 06/15/47	7,552	7,078,374
5.60%, 04/01/34	6,255	6,307,857
5.63%, 09/01/28	6,887	7,033,695
5.75%, 03/01/35	6,110	6,228,938
5.88%, 02/01/29	5,090	5,246,584
5.90%, 06/01/53	4,500	4,393,222
5.95%, 09/15/54	3,495	3,443,718
6.00%, 04/01/54	5,730	5,677,527
6.10%, 04/01/64	3,095	3,038,379
6.20%, 03/01/55	1,670	1,700,416
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	2,697	2,114,361
Humana Inc.
1.35%, 02/03/27	3,770	3,540,567
2.15%, 02/03/32	3,510	2,875,238
3.13%, 08/15/29	2,771	2,577,662
3.70%, 03/23/29	4,825	4,616,577
3.95%, 03/15/27	3,539	3,488,809
3.95%, 08/15/49	2,582	1,925,351
4.63%, 12/01/42	2,910	2,486,527
4.80%, 03/15/47	2,465	2,103,065
4.88%, 04/01/30	2,795	2,784,746
4.95%, 10/01/44	4,034	3,522,399
5.38%, 04/15/31	2,860	2,886,899
5.50%, 03/15/53	1,880	1,729,121
5.75%, 03/01/28	1,396	1,433,948
5.75%, 12/01/28	1,345	1,385,950
5.75%, 04/15/54	2,154	2,052,195
5.88%, 03/01/33	3,465	3,553,273
5.95%, 03/15/34	3,455	3,556,533
ICON Investments Six DAC
5.81%, 05/08/27	2,470	2,522,469
5.85%, 05/08/29	1,930	1,989,463
6.00%, 05/08/34	1,880	1,937,058
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	3,010	2,478,967
Series 2021, 2.85%, 11/01/51	1,245	815,975
Inova Health System Foundation, 4.07%, 05/15/52(b)	2,459	2,044,453
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	2,304	1,716,482
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	208,126
IQVIA Inc.
5.70%, 05/15/28	5,075	5,194,646
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.25%, 02/01/29	$1,890	$1,974,950
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	4,091	3,388,766
Kaiser Foundation Hospitals
3.15%, 05/01/27	4,428	4,315,361
4.15%, 05/01/47	7,192	6,121,080
4.88%, 04/01/42	2,862	2,729,940
Series 2019, 3.27%, 11/01/49	5,933	4,301,848
Series 2021, 2.81%, 06/01/41	4,312	3,172,117
Series 2021, 3.00%, 06/01/51	5,107	3,447,691
Laboratory Corp. of America Holdings
1.55%, 06/01/26	2,985	2,878,360
2.70%, 06/01/31	2,780	2,448,572
2.95%, 12/01/29	3,502	3,228,091
3.60%, 09/01/27	3,670	3,587,691
4.35%, 04/01/30	3,300	3,235,022
4.55%, 04/01/32	2,500	2,433,259
4.70%, 02/01/45	4,113	3,635,770
4.80%, 10/01/34	3,490	3,387,098
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	165,468
Series 2017, 3.77%, 07/01/48	1,264	1,002,052
Series 2020, 3.19%, 07/01/49	1,835	1,310,869
Series 2020, 3.34%, 07/01/60	2,326	1,592,400
Mayo Clinic
3.77%, 11/15/43	1,325	1,112,053
Series 2013, 4.00%, 11/15/47	290	244,781
Series 2016, 4.13%, 11/15/52(b)	3,081	2,606,109
Series 2021, 3.20%, 11/15/61	2,506	1,664,013
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,562	2,241,077
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,777	1,284,718
Memorial Health Services, 3.45%, 11/01/49	3,218	2,384,948
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,448,603
5.00%, 07/01/42	690	675,043
Series 2015, 4.20%, 07/01/55	2,009	1,707,771
Series 2020, 2.96%, 01/01/50	781	533,112
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	4,016	2,574,514
Montefiore Obligated Group
4.29%, 09/01/50	1,216	882,440
Series 18-C, 5.25%, 11/01/48(b)	1,802	1,549,890
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(b)	850	650,847
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	1,642	1,210,166
Series 2019, 3.74%, 07/01/49	2,495	1,681,690
Series 2020, 3.39%, 07/01/50	1,946	1,198,663
MultiCare Health System, 2.80%, 08/15/50	1,413	865,566
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,533	1,829,756
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	1,466	1,331,999
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	758,228
2.61%, 08/01/60(b)	1,308	754,224
4.02%, 08/01/45	3,024	2,581,931
4.06%, 08/01/56	553	456,418
Series 2019, 3.95%	1,835	1,325,180
Security	Par (000)	Value
Health Care - Services (continued)
Northwell Healthcare Inc.
3.81%, 11/01/49	$3,190	$2,456,925
3.98%, 11/01/46	2,975	2,380,748
4.26%, 11/01/47	3,100	2,559,432
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	2,910	1,832,716
Novant Health Inc.
2.64%, 11/01/36	2,306	1,840,601
3.17%, 11/01/51	2,959	2,046,369
3.32%, 11/01/61	2,116	1,420,900
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	792,145
OhioHealth Corp.
2.30%, 11/15/31	2,224	1,930,089
2.83%, 11/15/41	2,260	1,662,798
Series 2020, 3.04%, 11/15/50	1,616	1,126,871
Orlando Health Obligated Group
3.33%, 10/01/50	2,467	1,787,375
4.09%, 10/01/48	2,067	1,709,946
5.48%, 10/01/35	1,045	1,080,188
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	2,127	1,871,571
Series 2020, 3.22%, 11/15/50	2,547	1,688,974
Piedmont Healthcare Inc.
2.04%, 01/01/32	1,957	1,632,717
2.86%, 01/01/52	2,831	1,821,536
Series 2042, 2.72%, 01/01/42(b)	2,371	1,703,672
Presbyterian Healthcare Services, 4.88%, 08/01/52	2,155	2,045,393
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,470	3,538,913
Series 19A, 2.53%, 10/01/29	4,077	3,716,851
Series 21A, 2.70%, 10/01/51	3,350	2,025,741
Series A, 3.93%, 10/01/48	2,320	1,792,578
Series H, 2.75%, 10/01/26	1,187	1,154,230
Series I, 3.74%, 10/01/47	1,668	1,284,220
Queen's Health Systems (The), 4.81%, 07/01/52	1,921	1,802,286
Quest Diagnostics Inc.
2.80%, 06/30/31	2,801	2,489,980
2.95%, 06/30/30	4,067	3,726,415
3.45%, 06/01/26	3,872	3,823,430
4.20%, 06/30/29	3,458	3,401,938
4.60%, 12/15/27	2,360	2,366,346
4.63%, 12/15/29	3,380	3,364,463
4.70%, 03/30/45	2,106	1,897,516
5.00%, 12/15/34	2,410	2,383,265
6.40%, 11/30/33	1,670	1,821,366
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,430	1,004,062
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	973	947,992
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	3,545	2,288,812
Sentara Health, 2.93%, 11/01/51	1,849	1,234,083
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	1,301	838,936
SSM Health Care Corp.
4.89%, 06/01/28	2,705	2,728,201
Series A, 3.82%, 06/01/27	2,055	2,024,258
Schedule of Investments
52

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Stanford Health Care
3.03%, 08/15/51	$1,920	$1,321,183
Series 2018, 3.80%, 11/15/48	3,566	2,855,669
Series 2020, 3.31%, 08/15/30	1,250	1,176,954
Summa Health, 3.51%, 11/15/51	1,825	1,346,076
Sutter Health
5.55%, 08/15/53(b)	248	258,697
Series 2018, 3.70%, 08/15/28	2,054	1,997,421
Series 2018, 4.09%, 08/15/48	2,161	1,814,433
Series 20A, 2.29%, 08/15/30	1,489	1,318,708
Series 20A, 3.16%, 08/15/40	857	677,309
Series 20A, 3.36%, 08/15/50	2,014	1,467,264
Texas Health Resources
2.33%, 11/15/50	2,522	1,490,723
4.33%, 11/15/55	1,429	1,209,339
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,968,755
Trinity Health Corp.
4.13%, 12/01/45	1,881	1,604,423
Series 2019, 3.43%, 12/01/48	1,215	937,970
Series 2021, 2.63%, 12/01/40	2,466	1,801,475
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	468,101
UnitedHealth Group Inc.
3.70%, 05/15/27	3,464	3,412,246
1.15%, 05/15/26	5,065	4,875,876
2.00%, 05/15/30	6,035	5,299,620
2.30%, 05/15/31	6,190	5,380,344
2.75%, 05/15/40	5,066	3,677,559
2.88%, 08/15/29	4,339	4,053,497
2.90%, 05/15/50	5,978	3,819,861
2.95%, 10/15/27	4,474	4,310,191
3.05%, 05/15/41	4,732	3,502,940
3.10%, 03/15/26	5,282	5,210,388
3.13%, 05/15/60	4,069	2,499,687
3.25%, 05/15/51	9,115	6,215,556
3.38%, 04/15/27	3,208	3,144,320
3.45%, 01/15/27	4,303	4,233,226
3.50%, 08/15/39	5,949	4,862,486
3.70%, 08/15/49	5,367	4,014,558
3.75%, 10/15/47	5,176	3,967,899
3.85%, 06/15/28	5,706	5,601,317
3.88%, 12/15/28	4,142	4,052,095
3.88%, 08/15/59	5,242	3,806,805
3.95%, 10/15/42	3,480	2,889,426
4.00%, 05/15/29	4,419	4,329,180
4.20%, 05/15/32	6,360	6,093,800
4.20%, 01/15/47	3,884	3,228,008
4.25%, 01/15/29	6,195	6,125,900
4.25%, 03/15/43	2,406	2,065,716
4.25%, 04/15/47	3,994	3,337,331
4.25%, 06/15/48	6,188	5,099,955
4.38%, 03/15/42	2,649	2,325,395
4.45%, 12/15/48	5,271	4,469,211
4.50%, 04/15/33	6,065	5,861,852
4.60%, 04/15/27	3,200	3,215,060
4.63%, 07/15/35	4,056	3,918,624
4.63%, 11/15/41	3,336	3,015,146
4.70%, 04/15/29	2,280	2,294,858
4.75%, 07/15/26	5,600	5,633,109
4.75%, 07/15/45	8,285	7,504,178
4.75%, 05/15/52	8,120	7,108,015
Security	Par (000)	Value
Health Care - Services (continued)
4.80%, 01/15/30	$6,720	$6,763,459
4.90%, 04/15/31	3,876	3,908,395
4.95%, 01/15/32	8,280	8,318,351
4.95%, 05/15/62	4,830	4,253,576
5.00%, 04/15/34	5,388	5,360,292
5.05%, 04/15/53	7,835	7,178,459
5.15%, 07/15/34	9,155	9,212,016
5.20%, 04/15/63	6,400	5,876,884
5.25%, 02/15/28	4,715	4,826,734
5.30%, 02/15/30	5,349	5,502,558
5.35%, 02/15/33	8,615	8,803,178
5.38%, 04/15/54	7,005	6,750,314
5.50%, 07/15/44	6,555	6,512,203
5.50%, 04/15/64	4,260	4,094,991
5.63%, 07/15/54	10,865	10,852,951
5.70%, 10/15/40	1,769	1,810,820
5.75%, 07/15/64	8,775	8,758,936
5.80%, 03/15/36	3,775	3,986,335
5.88%, 02/15/53	7,565	7,803,583
5.95%, 02/15/41	2,480	2,596,611
6.05%, 02/15/63	5,180	5,396,306
6.50%, 06/15/37	2,698	3,003,872
6.63%, 11/15/37	3,518	3,959,826
6.88%, 02/15/38	5,411	6,240,932
Universal Health Services Inc.
1.65%, 09/01/26	4,230	4,039,804
2.65%, 10/15/30	4,113	3,595,619
2.65%, 01/15/32	3,010	2,531,465
4.63%, 10/15/29	3,145	3,070,679
5.05%, 10/15/34	1,650	1,568,648
UPMC
5.04%, 05/15/33	1,655	1,666,684
5.38%, 05/15/43	1,510	1,525,576
Series 2021, 1.80%, 04/15/26	190	182,528
WakeMed, Series A, 3.29%, 10/01/52	1,045	738,829
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	553,258
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	2,073	1,839,275
Series 2021, 3.07%, 03/01/51	2,672	1,757,204
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	3,826	2,306,182
		1,183,065,009
Holding Companies - Diversified — 0.1%
Ameren Corp., 5.38%, 03/15/35	1,500	1,502,270
Apollo Debt Solutions BDC
6.55%, 03/15/32(c)	370	381,323
6.70%, 07/29/31(c)	3,990	4,176,680
6.90%, 04/13/29(c)	1,955	2,049,139
Ares Capital Corp.
2.15%, 07/15/26	3,915	3,776,605
2.88%, 06/15/27	1,534	1,467,110
2.88%, 06/15/28	5,730	5,353,683
3.20%, 11/15/31	3,400	2,977,360
5.88%, 03/01/29	6,005	6,133,995
5.95%, 07/15/29	2,584	2,645,221
7.00%, 01/15/27	2,242	2,320,425
Series ., 5.80%, 03/08/32	2,335	2,341,609
Ares Strategic Income Fund
5.60%, 02/15/30(c)	50	49,851
5.70%, 03/15/28(c)	1,150	1,158,325
53
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.20%, 03/21/32(c)	$3,180	$3,218,204
6.35%, 08/15/29(c)	1,080	1,110,158
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,980	1,901,287
2.95%, 03/10/26	2,190	2,140,954
5.95%, 03/15/30	70	70,076
Barings BDC Inc.
3.30%, 11/23/26	1,305	1,262,611
7.00%, 02/15/29	170	176,868
Blackstone Private Credit Fund
2.63%, 12/15/26	3,545	3,393,559
3.25%, 03/15/27	5,900	5,688,417
4.00%, 01/15/29	2,795	2,667,458
5.60%, 11/22/29(c)	2,100	2,100,632
5.95%, 07/16/29	1,125	1,145,110
6.00%, 01/29/32	4,500	4,493,083
6.00%, 11/22/34(c)	2,250	2,215,180
6.25%, 01/25/31	1,000	1,028,125
7.30%, 11/27/28	1,135	1,211,068
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,789	2,640,303
2.75%, 09/16/26	2,825	2,728,276
2.85%, 09/30/28	3,550	3,264,122
5.30%, 06/30/30	1,200	1,188,794
5.35%, 04/13/28	870	871,502
5.88%, 11/15/27	1,650	1,682,101
Blue Owl Capital Corp.
2.63%, 01/15/27	3,242	3,085,456
2.88%, 06/11/28	4,370	4,027,802
3.40%, 07/15/26	2,215	2,159,803
5.95%, 03/15/29	600	606,709
Blue Owl Capital Corp. II, 8.45%, 11/15/26	555	582,953
Blue Owl Capital Corp. III, 3.13%, 04/13/27	2,615	2,497,447
Blue Owl Credit Income Corp.
3.13%, 09/23/26	2,060	1,993,420
4.70%, 02/08/27	1,980	1,960,602
5.80%, 03/15/30(c)	2,365	2,358,954
6.60%, 09/15/29(c)	1,730	1,775,356
6.65%, 03/15/31	3,295	3,410,220
7.75%, 09/16/27	1,125	1,182,083
7.75%, 01/15/29	2,280	2,446,303
7.95%, 06/13/28	973	1,041,372
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	2,012	1,906,969
6.10%, 03/15/28(c)	805	810,854
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	1,540	1,584,809
Carlyle Secured Lending Inc., 6.75%, 02/18/30	70	72,285
Franklin BSP Capital Corp., 7.20%, 06/15/29(c)	170	176,708
FS KKR Capital Corp.
2.63%, 01/15/27	2,964	2,831,092
3.13%, 10/12/28	4,064	3,726,306
3.25%, 07/15/27	2,000	1,912,544
6.13%, 01/15/30	1,650	1,662,967
6.88%, 08/15/29	210	218,548
7.88%, 01/15/29	300	321,276
Goldman Sachs BDC Inc., 6.38%, 03/11/27	560	574,046
Golub Capital BDC Inc.
2.05%, 02/15/27	2,688	2,531,767
Security	Par (000)	Value
Holding Companies - Diversified (continued)
2.50%, 08/24/26	$2,735	$2,634,380
6.00%, 07/15/29	1,835	1,864,980
7.05%, 12/05/28	560	589,663
Golub Capital Private Credit Fund, 5.80%, 09/12/29(c)	270	269,832
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(c)	3,625	3,629,514
HPS Corporate Lending Fund
5.95%, 04/14/32(c)	2,010	2,018,035
6.25%, 09/30/29	440	451,881
6.75%, 01/30/29	490	509,281
Main Street Capital Corp.
3.00%, 07/14/26	2,970	2,881,415
6.50%, 06/04/27	1,500	1,533,940
6.95%, 03/01/29	930	975,894
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	820	812,214
6.15%, 05/17/29	1,555	1,581,444
New Mountain Finance Corp.
6.20%, 10/15/27	270	273,030
6.88%, 02/01/29	330	339,035
North Haven Private Income Fund LLC, 5.75%, 02/01/30(b)(c)	30	29,750
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	50	51,386
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	2,718	2,583,882
6.34%, 02/27/30	650	653,227
7.10%, 02/15/29	1,880	1,955,771
Oaktree Strategic Credit Fund
6.50%, 07/23/29(b)	140	144,021
8.40%, 11/14/28	300	326,825
Sixth Street Lending Partners
5.75%, 01/15/30	730	727,864
6.13%, 07/15/30(c)	290	294,263
6.50%, 03/11/29	480	495,666
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(b)	1,770	1,713,785
5.63%, 08/15/30	825	825,451
6.13%, 03/01/29	280	286,298
6.95%, 08/14/28	715	748,837
		161,191,699
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26	4,360	4,140,870
1.40%, 10/15/27	1,659	1,531,643
5.00%, 10/15/34	390	385,284
5.50%, 10/15/35	1,700	1,737,927
Lennar Corp.
4.75%, 11/29/27	4,038	4,045,060
5.00%, 06/15/27	2,643	2,658,401
5.25%, 06/01/26	2,646	2,656,612
MDC Holdings Inc.
2.50%, 01/15/31	2,342	2,041,689
3.85%, 01/15/30(b)	1,976	1,874,322
3.97%, 08/06/61(b)	1,565	1,232,342
6.00%, 01/15/43	3,507	3,532,979
Meritage Homes Corp.
5.13%, 06/06/27	570	571,777
5.65%, 03/15/35	1,075	1,073,413
NVR Inc., 3.00%, 05/15/30	2,228	2,028,091
Schedule of Investments
54

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
PulteGroup Inc.
5.00%, 01/15/27	$2,915	$2,933,313
6.00%, 02/15/35	2,293	2,395,128
6.38%, 05/15/33	2,111	2,258,778
7.88%, 06/15/32	1,119	1,291,474
Toll Brothers Finance Corp.
3.80%, 11/01/29	2,365	2,254,080
4.35%, 02/15/28	2,580	2,548,064
4.88%, 03/15/27	2,980	2,984,712
		46,175,959
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	2,942	2,811,426
3.50%, 11/15/51(b)	3,020	1,902,278
4.40%, 03/15/29(b)	2,722	2,599,070
Whirlpool Corp.
2.40%, 05/15/31	1,795	1,507,659
4.50%, 06/01/46	2,273	1,755,627
4.60%, 05/15/50	2,910	2,234,868
4.70%, 05/14/32	1,434	1,350,666
4.75%, 02/26/29(b)	3,451	3,401,279
5.50%, 03/01/33	1,510	1,484,885
5.75%, 03/01/34(b)	1,295	1,278,780
		20,326,538
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,440	2,043,694
2.65%, 04/30/30	1,857	1,676,669
4.88%, 12/06/28	3,756	3,779,526
5.75%, 03/15/33	1,820	1,889,188
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,514	2,159,692
3.15%, 08/01/27	5,276	5,136,226
3.95%, 08/01/47	2,085	1,670,781
5.00%, 06/15/52	2,040	1,914,514
5.60%, 11/15/32	3,030	3,163,733
Clorox Co. (The)
1.80%, 05/15/30	3,564	3,093,604
3.10%, 10/01/27	3,203	3,096,077
3.90%, 05/15/28	3,303	3,243,678
4.40%, 05/01/29	3,295	3,274,766
4.60%, 05/01/32	3,459	3,407,024
Kimberly-Clark Corp.
1.05%, 09/15/27	3,481	3,208,617
2.00%, 11/02/31(b)	2,883	2,481,653
2.88%, 02/07/50	2,409	1,619,990
3.10%, 03/26/30	4,658	4,366,714
3.20%, 04/25/29	3,835	3,662,620
3.20%, 07/30/46	1,915	1,399,880
3.90%, 05/04/47	1,482	1,206,413
3.95%, 11/01/28	3,567	3,519,335
4.50%, 02/16/33	2,270	2,253,315
5.30%, 03/01/41	2,080	2,104,290
6.63%, 08/01/37	2,853	3,297,268
		68,669,267
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,922	3,440,598
Aegon Ltd., 5.50%, 04/11/48(a)	3,140	3,125,577
Security	Par (000)	Value
Insurance (continued)
Aflac Inc.
1.13%, 03/15/26(b)	$2,905	$2,806,298
2.88%, 10/15/26	3,097	3,020,582
3.60%, 04/01/30	5,653	5,392,603
4.00%, 10/15/46	1,941	1,580,791
4.75%, 01/15/49	3,518	3,148,928
Alleghany Corp.
3.25%, 08/15/51	2,740	1,906,768
3.63%, 05/15/30	3,854	3,679,778
4.90%, 09/15/44	2,395	2,239,813
Allstate Corp. (The)
1.45%, 12/15/30	3,194	2,655,403
3.28%, 12/15/26	3,432	3,361,379
3.85%, 08/10/49	3,008	2,313,579
4.20%, 12/15/46	3,702	3,057,281
4.50%, 06/15/43	2,698	2,361,183
5.05%, 06/24/29	2,235	2,267,252
5.25%, 03/30/33	2,220	2,251,655
5.35%, 06/01/33	2,214	2,251,233
5.55%, 05/09/35	3,531	3,638,752
5.95%, 04/01/36	2,165	2,335,935
6.50%, 05/15/67(a)	2,690	2,709,884
American Financial Group Inc./OH
4.50%, 06/15/47	1,615	1,378,585
5.25%, 04/02/30	902	924,287
American International Group Inc.
3.40%, 06/30/30	2,405	2,251,686
3.88%, 01/15/35	1,720	1,564,035
4.20%, 04/01/28	2,720	2,683,951
4.38%, 06/30/50	5,009	4,271,077
4.50%, 07/16/44	2,190	1,937,168
4.75%, 04/01/48	5,708	5,166,867
5.13%, 03/27/33	3,465	3,488,959
Series A-9, 5.75%, 04/01/48(a)	10	9,878
American National Group Inc.
5.00%, 06/15/27	3,116	3,112,009
5.75%, 10/01/29	400	404,073
Aon Corp.
2.80%, 05/15/30	4,841	4,410,674
3.75%, 05/02/29	4,122	3,980,801
4.50%, 12/15/28	2,527	2,518,825
6.25%, 09/30/40	2,114	2,277,098
8.21%, 01/01/27	901	951,397
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,450	2,079,159
2.60%, 12/02/31	2,020	1,756,826
2.85%, 05/28/27	2,915	2,817,591
2.90%, 08/23/51	4,160	2,621,975
3.90%, 02/28/52	3,665	2,798,360
5.00%, 09/12/32	2,305	2,310,959
5.35%, 02/28/33	2,500	2,547,815
Aon Global Ltd.
4.60%, 06/14/44	3,732	3,275,731
4.75%, 05/15/45	2,529	2,248,880
Aon North America Inc.
5.13%, 03/01/27	3,365	3,400,953
5.15%, 03/01/29	4,545	4,620,115
5.30%, 03/01/31	3,455	3,527,323
5.45%, 03/01/34	7,393	7,561,622
5.75%, 03/01/54	5,230	5,315,445
55
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Arch Capital Finance LLC
4.01%, 12/15/26	$3,187	$3,164,570
5.03%, 12/15/46	2,114	1,948,162
Arch Capital Group Ltd.
3.64%, 06/30/50	4,902	3,610,788
7.35%, 05/01/34	1,810	2,088,766
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	3,255	3,066,896
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,440	2,085,966
3.05%, 03/09/52	3,845	2,468,917
3.50%, 05/20/51	6,147	4,396,421
4.60%, 12/15/27	3,285	3,288,939
4.85%, 12/15/29	1,350	1,355,599
5.00%, 02/15/32	2,010	2,006,235
5.15%, 02/15/35	3,325	3,309,021
5.45%, 07/15/34	1,988	2,020,728
5.50%, 03/02/33	1,790	1,832,486
5.55%, 02/15/55	1,655	1,627,091
5.75%, 03/02/53	2,088	2,093,149
5.75%, 07/15/54	1,510	1,526,298
6.50%, 02/15/34	2,045	2,231,411
6.75%, 02/15/54	2,195	2,487,183
Assurant Inc.
2.65%, 01/15/32	1,815	1,539,111
3.70%, 02/22/30	2,467	2,312,432
4.90%, 03/27/28	2,515	2,530,289
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(b)	2,961	2,669,354
3.60%, 09/15/51	1,400	998,586
6.13%, 09/15/28	1,450	1,520,193
Athene Holding Ltd.
3.45%, 05/15/52	3,790	2,513,025
3.50%, 01/15/31	2,580	2,388,204
3.95%, 05/25/51	3,085	2,295,075
4.13%, 01/12/28	5,200	5,127,533
5.88%, 01/15/34	2,493	2,557,700
6.15%, 04/03/30	1,977	2,081,145
6.25%, 04/01/54	2,660	2,740,947
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	360	361,307
6.65%, 02/01/33	2,435	2,610,505
AXA SA, 8.60%, 12/15/30	375	442,222
Axis Specialty Finance LLC
3.90%, 07/15/29	2,029	1,951,906
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	1,821	1,717,414
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,279	2,241,258
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,431	3,800,846
1.85%, 03/12/30	2,788	2,476,886
2.30%, 03/15/27	6,190	5,972,422
2.50%, 01/15/51	5,525	3,316,489
2.85%, 10/15/50	7,564	4,906,693
2.88%, 03/15/32	5,194	4,681,006
3.85%, 03/15/52	6,720	5,209,291
4.20%, 08/15/48	9,537	8,014,996
4.25%, 01/15/49	8,104	6,885,065
4.30%, 05/15/43	3,937	3,514,231
4.40%, 05/15/42	4,973	4,607,939
5.75%, 01/15/40	4,553	4,910,562
Berkshire Hathaway Inc.
3.13%, 03/15/26	14,376	14,210,629
4.50%, 02/11/43(b)	5,370	5,036,264
Security	Par (000)	Value
Insurance (continued)
Brighthouse Financial Inc.
3.70%, 06/22/27	$145	$141,691
3.85%, 12/22/51	1,290	865,537
4.70%, 06/22/47(b)	3,577	2,888,805
5.63%, 05/15/30(b)	2,794	2,893,807
Brown & Brown Inc.
2.38%, 03/15/31	4,283	3,682,424
4.20%, 03/17/32	1,610	1,519,299
4.50%, 03/15/29	2,435	2,409,330
4.95%, 03/17/52	3,875	3,411,116
5.65%, 06/11/34	2,280	2,331,017
Chubb Corp. (The)
6.00%, 05/11/37	4,714	5,101,150
Series 1, 6.50%, 05/15/38	1,260	1,419,695
Chubb INA Holdings LLC
1.38%, 09/15/30	2,480	2,098,414
2.85%, 12/15/51	3,040	1,985,869
3.05%, 12/15/61	3,038	1,910,523
3.35%, 05/03/26	5,257	5,196,290
4.15%, 03/13/43	3,800	3,261,693
4.35%, 11/03/45	6,695	5,843,217
4.65%, 08/15/29	4,145	4,165,585
5.00%, 03/15/34	5,650	5,663,847
6.70%, 05/15/36	575	652,875
Cincinnati Financial Corp.
6.13%, 11/01/34	2,299	2,437,825
6.92%, 05/15/28	1,629	1,746,427
CNA Financial Corp.
2.05%, 08/15/30	1,730	1,503,003
3.45%, 08/15/27	2,512	2,448,693
3.90%, 05/01/29	3,506	3,397,782
4.50%, 03/01/26	3,454	3,445,892
5.13%, 02/15/34	995	988,545
5.50%, 06/15/33	1,205	1,231,271
CNO Financial Group Inc.
5.25%, 05/30/29	2,845	2,854,220
6.45%, 06/15/34	2,210	2,337,893
Corebridge Financial Inc.
3.65%, 04/05/27	6,491	6,364,637
3.85%, 04/05/29	4,068	3,919,831
3.90%, 04/05/32	5,720	5,311,049
4.35%, 04/05/42	2,640	2,273,023
4.40%, 04/05/52	4,520	3,744,604
5.75%, 01/15/34	3,030	3,141,574
6.05%, 09/15/33	3,510	3,688,260
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	1,765	1,815,089
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	1,135	1,104,379
Enstar Group Ltd.
3.10%, 09/01/31	2,686	2,331,828
4.95%, 06/01/29	3,041	3,029,458
Equitable Holdings Inc.
4.35%, 04/20/28	7,488	7,400,508
5.00%, 04/20/48	4,624	4,255,056
5.59%, 01/11/33	2,755	2,836,397
Essent Group Ltd., 6.25%, 07/01/29	1,345	1,388,510
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	5,203	3,288,212
3.50%, 10/15/50	4,899	3,410,662
4.87%, 06/01/44	2,271	2,033,860
Schedule of Investments
56

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
F&G Annuities & Life Inc.
6.25%, 10/04/34	$1,485	$1,482,636
6.50%, 06/04/29	1,710	1,761,516
7.40%, 01/13/28	2,786	2,920,792
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,913,562
4.63%, 04/29/30	2,687	2,647,593
4.85%, 04/17/28	3,049	3,052,313
5.63%, 08/16/32	2,430	2,495,552
6.00%, 12/07/33	3,145	3,294,804
6.10%, 03/15/55(c)	2,205	2,234,042
6.35%, 03/22/54	1,300	1,357,999
Fidelity National Financial Inc.
2.45%, 03/15/31	3,394	2,927,205
3.20%, 09/17/51	3,295	2,079,820
3.40%, 06/15/30	4,020	3,704,570
4.50%, 08/15/28	2,802	2,772,899
First American Financial Corp.
2.40%, 08/15/31	2,537	2,135,991
4.00%, 05/15/30	2,055	1,949,326
5.45%, 09/30/34	1,580	1,562,214
Globe Life Inc.
2.15%, 08/15/30	3,502	3,021,154
4.55%, 09/15/28	3,600	3,583,889
4.80%, 06/15/32	1,720	1,690,775
5.85%, 09/15/34	1,800	1,844,222
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	2,185	1,919,929
4.50%, 04/15/26	2,807	2,801,582
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	3,580	3,319,160
2.90%, 09/15/51	3,240	2,108,555
3.60%, 08/19/49	3,916	2,962,292
4.30%, 04/15/43	1,816	1,575,679
4.40%, 03/15/48	2,563	2,216,721
5.95%, 10/15/36	1,855	1,953,111
6.10%, 10/01/41	2,084	2,187,658
Horace Mann Educators Corp., 7.25%, 09/15/28	180	194,118
Jackson Financial Inc.
3.13%, 11/23/31	3,365	2,948,021
4.00%, 11/23/51	2,500	1,776,893
5.17%, 06/08/27	3,120	3,151,945
5.67%, 06/08/32(b)	1,320	1,349,270
Kemper Corp.
2.40%, 09/30/30	2,545	2,203,796
3.80%, 02/23/32	1,880	1,691,198
Lincoln National Corp.
3.05%, 01/15/30(b)	2,036	1,874,527
3.40%, 01/15/31	2,314	2,126,685
3.40%, 03/01/32	384	345,179
3.63%, 12/12/26	1,763	1,734,835
3.80%, 03/01/28	2,249	2,194,108
4.35%, 03/01/48	1,838	1,485,366
4.38%, 06/15/50	1,287	1,045,949
5.85%, 03/15/34	1,175	1,217,631
6.30%, 10/09/37	1,160	1,240,592
7.00%, 06/15/40	1,963	2,222,119
Loews Corp.
3.20%, 05/15/30	3,070	2,864,280
3.75%, 04/01/26	4,287	4,258,191
Security	Par (000)	Value
Insurance (continued)
4.13%, 05/15/43	$4,097	$3,493,787
6.00%, 02/01/35	726	786,164
Manulife Financial Corp.
2.48%, 05/19/27	3,460	3,316,196
3.70%, 03/16/32	3,600	3,360,955
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	3,873	3,792,976
4.15%, 03/04/26	5,891	5,872,244
5.38%, 03/04/46	2,978	2,965,694
Markel Group Inc.
3.35%, 09/17/29	2,035	1,923,736
3.45%, 05/07/52	3,490	2,411,649
3.50%, 11/01/27	2,847	2,779,685
4.15%, 09/17/50	3,146	2,478,182
4.30%, 11/01/47	2,081	1,694,684
5.00%, 04/05/46	2,450	2,218,587
5.00%, 05/20/49	2,315	2,086,076
6.00%, 05/16/54	1,920	1,985,543
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,510	3,965,196
2.38%, 12/15/31	755	646,947
2.90%, 12/15/51	2,595	1,661,193
3.75%, 03/14/26	5,064	5,028,661
4.20%, 03/01/48	3,795	3,181,243
4.35%, 01/30/47	2,762	2,385,693
4.38%, 03/15/29	8,097	8,042,303
4.55%, 11/08/27	4,060	4,064,834
4.65%, 03/15/30	7,475	7,459,512
4.75%, 03/15/39	3,368	3,225,099
4.85%, 11/15/31	6,755	6,764,928
4.90%, 03/15/49	5,401	4,976,661
5.00%, 03/15/35	11,180	11,132,020
5.15%, 03/15/34	1,691	1,710,881
5.35%, 11/15/44	2,405	2,393,673
5.40%, 09/15/33	3,015	3,104,943
5.40%, 03/15/55	6,235	6,139,708
5.45%, 03/15/53	1,615	1,594,341
5.45%, 03/15/54	1,425	1,410,216
5.70%, 09/15/53	4,485	4,633,384
5.75%, 11/01/32	1,745	1,837,224
5.88%, 08/01/33	2,245	2,392,446
6.25%, 11/01/52	1,875	2,057,094
Mercury General Corp., 4.40%, 03/15/27	2,555	2,505,863
MetLife Inc.
4.05%, 03/01/45	4,886	4,048,561
4.13%, 08/13/42	3,683	3,157,675
4.55%, 03/23/30	5,802	5,796,495
4.60%, 05/13/46	3,439	3,074,159
4.72%, 12/15/44	2,676	2,433,156
4.88%, 11/13/43	4,010	3,742,421
5.00%, 07/15/52	4,130	3,842,329
5.25%, 01/15/54	4,420	4,288,339
5.30%, 12/15/34	3,760	3,830,343
5.38%, 07/15/33	3,555	3,669,247
5.70%, 06/15/35	6,453	6,792,850
5.88%, 02/06/41	3,877	4,070,500
6.38%, 06/15/34	2,886	3,170,981
6.40%, 12/15/66	5,207	5,399,416
6.50%, 12/15/32	2,755	3,056,829
10.75%, 08/01/69	2,552	3,448,280
MGIC Investment Corp., 5.25%, 08/15/28	640	632,499
57
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Munich Re America Corp., Series B, 7.45%, 12/15/26	$235	$247,380
Nationwide Financial Services Inc., 6.75%, 05/15/87	734	733,856
NMI Holdings Inc., 6.00%, 08/15/29	1,040	1,062,020
Old Republic International Corp.
3.85%, 06/11/51	2,744	1,997,529
3.88%, 08/26/26	3,621	3,578,995
5.75%, 03/28/34	2,165	2,221,345
PartnerRe Finance B LLC
3.70%, 07/02/29	3,576	3,444,871
4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	477	442,556
Primerica Inc., 2.80%, 11/19/31	2,213	1,924,221
Principal Financial Group Inc.
2.13%, 06/15/30	3,569	3,133,983
3.10%, 11/15/26	3,105	3,034,313
3.70%, 05/15/29(b)	2,480	2,388,267
4.30%, 11/15/46	2,169	1,859,876
4.35%, 05/15/43	1,908	1,677,975
4.63%, 09/15/42	1,666	1,517,623
5.38%, 03/15/33	2,395	2,450,967
5.50%, 03/15/53	1,705	1,691,624
6.05%, 10/15/36	2,190	2,355,494
Progressive Corp. (The)
2.45%, 01/15/27	3,751	3,626,363
2.50%, 03/15/27	3,395	3,278,389
3.00%, 03/15/32	1,599	1,428,638
3.20%, 03/26/30	3,556	3,339,925
3.70%, 01/26/45	1,527	1,209,064
3.70%, 03/15/52	2,100	1,607,814
3.95%, 03/26/50	2,344	1,877,836
4.00%, 03/01/29	2,832	2,782,515
4.13%, 04/15/47	5,698	4,730,118
4.20%, 03/15/48	2,705	2,277,008
4.35%, 04/25/44	1,648	1,441,136
4.95%, 06/15/33	1,860	1,872,931
6.25%, 12/01/32	1,956	2,137,742
6.63%, 03/01/29	1,676	1,808,108
Prudential Financial Inc.
1.50%, 03/10/26	3,136	3,044,207
2.10%, 03/10/30(b)	3,915	3,500,371
3.00%, 03/10/40	2,697	2,049,352
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	1,175	1,053,924
3.70%, 03/13/51	7,269	5,469,584
3.88%, 03/27/28	2,982	2,933,003
3.91%, 12/07/47	4,841	3,826,700
3.94%, 12/07/49	4,846	3,795,502
4.35%, 02/25/50	4,417	3,723,741
4.42%, 03/27/48	2,118	1,809,989
4.50%, 09/15/47(a)	3,400	3,308,576
4.60%, 05/15/44	3,586	3,232,137
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	2,170	2,067,844
5.70%, 12/14/36	4,669	4,929,731
5.70%, 09/15/48(a)	4,178	4,168,989
5.75%, 07/15/33(b)	2,997	3,179,983
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	1,206	1,206,246
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	4,520	4,640,463
6.63%, 12/01/37	2,166	2,441,428
6.63%, 06/21/40	1,915	2,164,787
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	1,625	1,695,396
Security	Par (000)	Value
Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/30(b)	$3,626	$3,363,767
3.63%, 03/24/32	2,220	2,052,294
Reinsurance Group of America Inc.
3.15%, 06/15/30	2,701	2,483,822
3.90%, 05/15/29	3,543	3,426,662
3.95%, 09/15/26	2,972	2,946,679
5.75%, 09/15/34	2,080	2,133,250
6.00%, 09/15/33	1,576	1,644,240
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,883	2,813,764
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	2,925	2,786,070
5.75%, 06/05/33	3,850	3,944,851
5.80%, 04/01/35	1,175	1,207,780
Selective Insurance Group Inc.
5.38%, 03/01/49	550	514,416
5.90%, 04/15/35	795	810,737
SiriusPoint Ltd., 7.00%, 04/05/29	180	187,771
Stewart Information Services Corp., 3.60%, 11/15/31	2,525	2,247,927
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,363	2,959,617
Travelers Companies Inc. (The)
2.55%, 04/27/50	3,066	1,873,518
3.05%, 06/08/51	3,969	2,685,232
3.75%, 05/15/46	2,895	2,302,511
4.00%, 05/30/47	3,364	2,768,213
4.05%, 03/07/48	2,806	2,317,136
4.10%, 03/04/49	2,876	2,372,797
4.30%, 08/25/45	2,061	1,778,385
4.60%, 08/01/43	2,210	2,021,121
5.35%, 11/01/40	3,717	3,735,984
5.45%, 05/25/53	2,475	2,485,416
6.25%, 06/15/37	4,008	4,407,480
6.75%, 06/20/36	2,122	2,419,529
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,773	3,084,221
Trinity Acquisition PLC, 4.40%, 03/15/26	3,223	3,211,818
Unum Group
4.00%, 06/15/29	2,321	2,252,575
4.13%, 06/15/51	2,740	2,123,222
4.50%, 12/15/49	1,165	956,812
5.75%, 08/15/42	3,010	3,018,215
6.00%, 06/15/54	1,035	1,063,165
W R Berkley Corp.
3.15%, 09/30/61	995	615,205
3.55%, 03/30/52	1,223	883,712
4.00%, 05/12/50	2,606	2,055,951
4.75%, 08/01/44	2,628	2,375,805
Willis North America Inc.
2.95%, 09/15/29	3,964	3,663,026
3.88%, 09/15/49	3,250	2,460,707
4.50%, 09/15/28	3,643	3,619,674
4.65%, 06/15/27	4,708	4,713,634
5.05%, 09/15/48	2,475	2,251,471
5.35%, 05/15/33	1,895	1,919,284
5.90%, 03/05/54	3,430	3,461,142
XL Group Ltd., 5.25%, 12/15/43	2,210	2,141,136
		1,005,000,963
Schedule of Investments
58

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(b)	$4,650	$4,050,190
2.70%, 02/09/41	3,865	2,749,434
3.15%, 02/09/51	7,880	5,386,345
3.25%, 02/09/61(b)	4,563	2,985,985
3.40%, 12/06/27	12,144	11,826,244
4.00%, 12/06/37	5,525	4,923,350
4.20%, 12/06/47	9,230	7,726,500
4.40%, 12/06/57	4,375	3,681,170
4.50%, 11/28/34	3,342	3,210,057
4.88%, 05/26/30(c)	370	373,998
5.25%, 05/26/35(c)	760	770,573
5.63%, 11/26/54(b)(c)	1,940	1,983,642
Alphabet Inc.
0.80%, 08/15/27	6,335	5,841,829
1.10%, 08/15/30	11,659	9,866,287
1.90%, 08/15/40	6,868	4,634,498
2.00%, 08/15/26	11,116	10,777,526
2.05%, 08/15/50	11,598	6,672,366
2.25%, 08/15/60(b)	6,865	3,891,918
Amazon.com Inc.
1.00%, 05/12/26	12,140	11,699,430
1.20%, 06/03/27	2,928	2,741,385
1.50%, 06/03/30	9,715	8,396,147
1.65%, 05/12/28	11,600	10,714,690
2.10%, 05/12/31	11,445	9,982,388
2.50%, 06/03/50	9,931	6,130,842
2.70%, 06/03/60	8,730	5,203,708
2.88%, 05/12/41	10,229	7,720,148
3.10%, 05/12/51	13,110	9,101,059
3.15%, 08/22/27	15,718	15,320,217
3.25%, 05/12/61	7,747	5,219,499
3.30%, 04/13/27	7,065	6,938,412
3.45%, 04/13/29	5,360	5,208,577
3.60%, 04/13/32	9,990	9,407,312
3.88%, 08/22/37	12,777	11,548,761
3.95%, 04/13/52	10,240	8,319,003
4.05%, 08/22/47	13,732	11,583,819
4.10%, 04/13/62	5,178	4,193,214
4.25%, 08/22/57	9,441	7,944,344
4.55%, 12/01/27	4,055	4,091,525
4.65%, 12/01/29	6,000	6,103,542
4.70%, 12/01/32	8,195	8,262,808
4.80%, 12/05/34	5,997	6,059,926
4.95%, 12/05/44	6,588	6,454,184
Baidu Inc.
1.63%, 02/23/27	1,524	1,444,060
1.72%, 04/09/26	520	504,482
2.38%, 08/23/31(b)	760	661,768
3.43%, 04/07/30	1,425	1,344,740
3.63%, 07/06/27	1,964	1,928,748
4.38%, 03/29/28	2,260	2,245,952
4.88%, 11/14/28	1,965	1,982,568
Booking Holdings Inc.
3.55%, 03/15/28	3,539	3,452,836
3.60%, 06/01/26	5,596	5,545,624
4.63%, 04/13/30	8,214	8,236,666
eBay Inc.
1.40%, 05/10/26	5,035	4,858,160
2.60%, 05/10/31	4,065	3,582,450
2.70%, 03/11/30	4,725	4,296,610
Security	Par (000)	Value
Internet (continued)
3.60%, 06/05/27	$4,595	$4,503,579
3.65%, 05/10/51	4,714	3,466,746
4.00%, 07/15/42	3,536	2,895,442
5.95%, 11/22/27	1,845	1,910,055
6.30%, 11/22/32	2,060	2,231,871
Expedia Group Inc.
2.95%, 03/15/31(b)	2,903	2,609,010
3.25%, 02/15/30	5,924	5,528,853
3.80%, 02/15/28	3,774	3,678,839
4.63%, 08/01/27	1,951	1,951,198
5.40%, 02/15/35	3,175	3,215,121
JD.com Inc.
3.38%, 01/14/30(b)	2,265	2,143,586
3.88%, 04/29/26(b)	885	877,745
4.13%, 01/14/50(b)	1,900	1,577,544
Meta Platforms Inc.
3.50%, 08/15/27	15,930	15,676,026
3.85%, 08/15/32	15,220	14,397,938
4.30%, 08/15/29	5,365	5,356,945
4.45%, 08/15/52	12,235	10,630,306
4.55%, 08/15/31	6,035	6,045,467
4.60%, 05/15/28	5,735	5,793,949
4.65%, 08/15/62	6,570	5,742,057
4.75%, 08/15/34	11,495	11,451,173
4.80%, 05/15/30	5,315	5,421,196
4.95%, 05/15/33	7,625	7,744,989
5.40%, 08/15/54	11,270	11,255,871
5.55%, 08/15/64	9,570	9,638,053
5.60%, 05/15/53	11,265	11,576,216
5.75%, 05/15/63	6,810	7,070,693
Netflix Inc.
4.38%, 11/15/26	3,160	3,161,626
4.88%, 04/15/28	4,335	4,390,807
4.90%, 08/15/34	830	831,216
5.40%, 08/15/54	2,450	2,462,728
5.88%, 11/15/28	3,120	3,263,652
6.38%, 05/15/29	2,890	3,093,087
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,861	3,346,386
Uber Technologies Inc.
4.30%, 01/15/30	630	619,735
4.80%, 09/15/34	6,640	6,486,490
5.35%, 09/15/54	1,810	1,731,905
VeriSign Inc.
2.70%, 06/15/31	4,255	3,716,678
4.75%, 07/15/27	4,065	4,058,000
Weibo Corp., 3.38%, 07/08/30(b)	4,744	4,393,193
		525,727,487
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,727	2,676,133
4.55%, 03/11/26	2,825	2,820,651
6.00%, 06/17/34	2,300	2,381,058
6.35%, 06/17/54	2,415	2,463,529
6.55%, 11/29/27	5,905	6,174,747
6.75%, 03/01/41	2,420	2,585,761
6.80%, 11/29/32(b)	4,295	4,649,942
7.00%, 10/15/39	3,035	3,322,505
Nucor Corp.
2.70%, 06/01/30	3,284	2,992,567
2.98%, 12/15/55	1,622	1,015,003
59
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
3.13%, 04/01/32	$1,775	$1,592,034
3.85%, 04/01/52	3,220	2,501,708
3.95%, 05/01/28	2,503	2,462,182
4.30%, 05/23/27	4,645	4,631,665
4.40%, 05/01/48	1,654	1,423,362
5.20%, 08/01/43	1,100	1,092,561
6.40%, 12/01/37	1,601	1,768,566
Reliance Inc., 2.15%, 08/15/30	725	631,746
Steel Dynamics Inc.
1.65%, 10/15/27	1,370	1,272,892
3.25%, 01/15/31	2,681	2,463,525
3.25%, 10/15/50	2,619	1,801,336
3.45%, 04/15/30	2,484	2,336,879
5.00%, 12/15/26	5,103	5,108,740
5.38%, 08/15/34	2,465	2,501,706
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,431,553
6.13%, 06/12/33	6,535	6,737,559
6.40%, 06/28/54	4,610	4,652,674
6.88%, 11/21/36	2,836	3,109,159
6.88%, 11/10/39	2,862	3,178,329
8.25%, 01/17/34(b)	1,940	2,318,240
Vale SA, 5.63%, 09/11/42	1,176	1,162,918
		88,261,230
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,194	1,824,689
4.40%, 09/15/32(b)	2,650	2,451,537
5.10%, 04/01/52	2,080	1,619,351
Brunswick Corp./DE, 5.85%, 03/18/29	1,960	2,007,965
Harley-Davidson Inc., 4.63%, 07/28/45	1,674	1,405,541
Polaris Inc., 6.95%, 03/15/29	1,040	1,099,380
		10,408,463
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	2,446	2,308,912
3.70%, 01/15/31	2,110	1,938,512
5.85%, 08/01/34	2,445	2,479,638
Hyatt Hotels Corp.
4.38%, 09/15/28	3,035	2,991,323
4.85%, 03/15/26	3,693	3,696,031
5.25%, 06/30/29	1,840	1,858,662
5.38%, 12/15/31	2,340	2,359,399
5.50%, 06/30/34	1,905	1,897,806
5.75%, 01/30/27	2,905	2,956,791
5.75%, 04/23/30	2,302	2,367,337
Las Vegas Sands Corp.
3.50%, 08/18/26	1,690	1,652,920
3.90%, 08/08/29	3,720	3,511,906
5.90%, 06/01/27	1,930	1,966,068
6.00%, 08/15/29	2,330	2,391,476
6.20%, 08/15/34	2,360	2,419,605
Marriott International Inc., 5.50%, 04/15/37	4,800	4,815,637
Marriott International Inc./MD
4.80%, 03/15/30	290	289,780
4.88%, 05/15/29	1,415	1,423,237
4.90%, 04/15/29	1,630	1,644,014
5.00%, 10/15/27	3,730	3,770,107
5.10%, 04/15/32	2,190	2,198,555
5.30%, 05/15/34	2,785	2,802,713
Security	Par (000)	Value
Lodging (continued)
5.35%, 03/15/35	$1,870	$1,872,593
5.45%, 09/15/26	1,175	1,189,356
5.55%, 10/15/28	2,985	3,071,186
Series AA, 4.65%, 12/01/28	3,119	3,120,234
Series FF, 4.63%, 06/15/30	5,977	5,937,028
Series GG, 3.50%, 10/15/32	4,119	3,693,730
Series HH, 2.85%, 04/15/31	1,901	1,690,213
Series II, 2.75%, 10/15/33	4,205	3,521,550
Series R, 3.13%, 06/15/26	4,718	4,633,510
Series X, 4.00%, 04/15/28	2,114	2,076,902
Sands China Ltd.
2.30%, 03/08/27	2,640	2,492,459
2.85%, 03/08/29	3,020	2,737,495
3.25%, 08/08/31	2,830	2,468,111
4.38%, 06/18/30	3,255	3,087,214
5.40%, 08/08/28	4,340	4,358,216
		99,690,226
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28	1,090	1,072,817
4.38%, 05/08/42	420	380,274
AGCO Corp.
5.45%, 03/21/27	2,885	2,924,917
5.80%, 03/21/34	2,915	2,959,279
Caterpillar Financial Services Corp.
0.90%, 03/02/26	2,165	2,094,056
1.10%, 09/14/27	2,896	2,683,437
1.15%, 09/14/26	3,470	3,312,970
1.70%, 01/08/27	4,410	4,207,551
2.40%, 08/09/26	2,624	2,555,813
3.60%, 08/12/27	4,085	4,022,930
4.35%, 05/15/26	5,425	5,433,539
4.38%, 08/16/29(b)	1,785	1,776,988
4.40%, 10/15/27	2,255	2,258,651
4.40%, 03/03/28	1,450	1,452,977
4.45%, 10/16/26	2,945	2,954,103
4.50%, 01/07/27(b)	1,340	1,347,148
4.50%, 01/08/27	1,955	1,963,702
4.60%, 11/15/27	2,720	2,740,428
4.70%, 11/15/29	2,790	2,817,125
4.80%, 01/08/30	1,360	1,380,343
4.85%, 02/27/29	2,345	2,379,008
5.00%, 05/14/27	3,040	3,084,420
Caterpillar Inc.
1.90%, 03/12/31	1,105	959,428
2.60%, 09/19/29	3,326	3,080,466
2.60%, 04/09/30	4,920	4,515,556
3.25%, 09/19/49	5,124	3,677,516
3.25%, 04/09/50	5,787	4,137,857
3.80%, 08/15/42	7,513	6,278,923
4.30%, 05/15/44	2,477	2,186,921
4.75%, 05/15/64	2,233	1,986,236
5.20%, 05/27/41	3,526	3,551,952
5.30%, 09/15/35	1,595	1,661,342
6.05%, 08/15/36	2,398	2,639,414
CNH Industrial Capital LLC
1.45%, 07/15/26	2,170	2,081,201
4.50%, 10/08/27	1,040	1,035,637
4.55%, 04/10/28	3,145	3,135,090
5.10%, 04/20/29	2,515	2,547,603
5.50%, 01/12/29	2,060	2,116,639
Schedule of Investments
60

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
CNH Industrial NV, 3.85%, 11/15/27	$3,490	$3,417,761
Deere & Co.
2.88%, 09/07/49	3,630	2,454,151
3.10%, 04/15/30	3,956	3,704,242
3.75%, 04/15/50	4,956	3,934,926
3.90%, 06/09/42	4,849	4,139,080
5.38%, 10/16/29	2,660	2,777,822
5.45%, 01/16/35	3,575	3,722,655
5.70%, 01/19/55	465	493,633
7.13%, 03/03/31	2,695	3,059,084
Dover Corp.
2.95%, 11/04/29	2,860	2,655,787
5.38%, 10/15/35	382	396,203
5.38%, 03/01/41	2,410	2,388,600
Flowserve Corp.
2.80%, 01/15/32	2,530	2,185,779
3.50%, 10/01/30	2,658	2,466,182
IDEX Corp.
2.63%, 06/15/31	2,650	2,314,888
3.00%, 05/01/30	2,499	2,278,769
4.95%, 09/01/29	310	312,028
Ingersoll Rand Inc.
5.18%, 06/15/29	2,210	2,253,882
5.20%, 06/15/27	2,680	2,715,015
5.31%, 06/15/31	1,040	1,062,267
5.40%, 08/14/28	905	926,570
5.45%, 06/15/34	3,095	3,156,338
5.70%, 08/14/33	4,220	4,384,041
5.70%, 06/15/54	2,040	2,061,738
John Deere Capital Corp.
1.05%, 06/17/26	2,890	2,776,637
1.30%, 10/13/26	3,280	3,130,541
1.45%, 01/15/31	3,460	2,925,478
1.50%, 03/06/28	2,307	2,128,089
1.70%, 01/11/27	2,650	2,529,468
1.75%, 03/09/27	3,026	2,877,713
2.00%, 06/17/31	2,654	2,280,820
2.25%, 09/14/26	2,556	2,479,490
2.35%, 03/08/27	1,378	1,326,961
2.45%, 01/09/30	3,446	3,154,193
2.65%, 06/10/26	1,759	1,725,595
2.80%, 09/08/27	3,182	3,070,333
2.80%, 07/18/29	3,331	3,126,913
3.05%, 01/06/28	1,660	1,610,033
3.35%, 04/18/29	3,420	3,287,799
3.45%, 03/07/29	3,434	3,310,112
3.90%, 06/07/32	1,550	1,468,867
4.15%, 09/15/27	4,115	4,099,069
4.20%, 07/15/27	2,620	2,614,170
4.35%, 09/15/32	2,860	2,784,401
4.40%, 09/08/31	3,855	3,807,905
4.50%, 01/08/27	4,700	4,722,370
4.50%, 01/16/29	3,050	3,059,313
4.65%, 01/07/28	1,550	1,566,096
4.70%, 06/10/30	3,850	3,884,682
4.75%, 06/08/26	3,955	3,979,782
4.75%, 01/20/28	2,015	2,041,802
4.85%, 03/05/27	2,135	2,158,976
4.85%, 06/11/29	3,375	3,426,280
4.85%, 10/11/29	3,350	3,413,278
4.90%, 06/11/27	2,945	2,982,875
Security	Par (000)	Value
Machinery (continued)
4.90%, 03/03/28	$650	$661,252
4.90%, 03/07/31	2,785	2,823,844
4.95%, 03/06/26	2,930	2,949,552
4.95%, 07/14/28	2,535	2,585,247
5.05%, 03/03/26	1,185	1,193,412
5.10%, 04/11/34	4,220	4,278,180
5.15%, 09/08/26	1,545	1,565,206
5.15%, 09/08/33	2,515	2,573,008
Series 1, 5.05%, 06/12/34	3,135	3,176,601
Nordson Corp.
4.50%, 12/15/29	1,920	1,887,998
5.60%, 09/15/28	1,440	1,480,220
5.80%, 09/15/33	1,345	1,411,875
nVent Finance SARL
2.75%, 11/15/31	1,783	1,535,749
4.55%, 04/15/28	3,474	3,453,254
5.65%, 05/15/33	1,745	1,768,511
Oshkosh Corp.
3.10%, 03/01/30	1,791	1,657,434
4.60%, 05/15/28	2,268	2,256,370
Otis Worldwide Corp.
2.29%, 04/05/27	2,258	2,157,551
2.57%, 02/15/30	7,766	7,021,612
3.11%, 02/15/40	4,328	3,340,394
3.36%, 02/15/50	4,096	2,885,291
5.13%, 11/19/31	510	516,846
5.25%, 08/16/28	3,125	3,196,595
Rockwell Automation Inc.
1.75%, 08/15/31	2,285	1,922,049
2.80%, 08/15/61	2,113	1,269,543
3.50%, 03/01/29	2,788	2,691,137
4.20%, 03/01/49	4,093	3,487,709
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	5,323	5,228,819
4.70%, 09/15/28	6,965	6,940,465
5.61%, 03/11/34	935	960,423
Xylem Inc./New York
1.95%, 01/30/28	4,587	4,286,021
2.25%, 01/30/31(b)	3,213	2,802,775
3.25%, 11/01/26	3,843	3,767,804
4.38%, 11/01/46	1,895	1,602,263
		339,740,749
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26	3,770	3,646,212
2.38%, 08/26/29	5,220	4,760,213
2.88%, 10/15/27	4,483	4,315,134
3.05%, 04/15/30	3,900	3,637,420
3.13%, 09/19/46	2,647	1,875,645
3.25%, 08/26/49	4,633	3,264,329
3.38%, 03/01/29	4,368	4,191,257
3.63%, 09/14/28	3,045	2,973,103
3.63%, 10/15/47	2,256	1,724,653
3.70%, 04/15/50	3,097	2,351,923
3.88%, 06/15/44	2,030	1,652,443
4.00%, 09/14/48	4,755	3,858,408
5.70%, 03/15/37(b)	2,562	2,689,527
Carlisle Companies Inc.
2.20%, 03/01/32	2,480	2,069,955
2.75%, 03/01/30	4,119	3,747,700
3.75%, 12/01/27	2,615	2,553,242
61
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Eaton Corp.
3.10%, 09/15/27	$3,272	$3,175,319
3.92%, 09/15/47	2,659	2,161,052
4.00%, 11/02/32	4,849	4,596,901
4.15%, 03/15/33	4,075	3,891,316
4.15%, 11/02/42	5,129	4,450,595
4.35%, 05/18/28	1,605	1,602,248
4.70%, 08/23/52	2,745	2,488,638
Illinois Tool Works Inc.
2.65%, 11/15/26	6,619	6,463,140
3.90%, 09/01/42	5,057	4,281,868
4.88%, 09/15/41	2,845	2,744,121
Parker-Hannifin Corp.
3.25%, 03/01/27	5,866	5,743,146
3.25%, 06/14/29	4,348	4,123,948
4.00%, 06/14/49	4,271	3,445,075
4.10%, 03/01/47	2,926	2,434,227
4.20%, 11/21/34	2,420	2,291,057
4.25%, 09/15/27	3,970	3,951,779
4.45%, 11/21/44	2,812	2,484,913
4.50%, 09/15/29	4,378	4,369,979
6.25%, 05/15/38	1,536	1,685,130
Pentair Finance SARL
4.50%, 07/01/29	2,813	2,785,065
5.90%, 07/15/32	1,250	1,304,657
Teledyne Technologies Inc.
1.60%, 04/01/26	1,645	1,593,548
2.25%, 04/01/28	1,225	1,142,934
2.75%, 04/01/31	2,825	2,510,101
Textron Inc.
2.45%, 03/15/31	2,628	2,284,190
3.00%, 06/01/30	3,020	2,757,352
3.38%, 03/01/28	1,833	1,766,227
3.65%, 03/15/27	3,870	3,791,750
3.90%, 09/17/29	2,234	2,144,633
4.00%, 03/15/26	4,609	4,572,444
5.50%, 05/15/35	2,825	2,849,152
6.10%, 11/15/33	1,480	1,569,531
		146,767,200
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,171	5,539,139
2.30%, 02/01/32	4,990	4,035,745
2.80%, 04/01/31	7,154	6,182,768
3.50%, 06/01/41	6,392	4,501,731
3.50%, 03/01/42	5,925	4,130,623
3.70%, 04/01/51	8,719	5,625,954
3.75%, 02/15/28	5,919	5,722,317
3.85%, 04/01/61	7,915	4,914,805
3.90%, 06/01/52	10,270	6,815,296
3.95%, 06/30/62	6,016	3,785,633
4.20%, 03/15/28	6,408	6,265,491
4.40%, 04/01/33	4,350	3,957,768
4.40%, 12/01/61	6,053	4,140,853
4.80%, 03/01/50	11,951	9,224,697
5.05%, 03/30/29	6,158	6,114,254
5.13%, 07/01/49	4,835	3,909,571
5.25%, 04/01/53(b)	6,445	5,327,780
5.38%, 04/01/38	3,623	3,299,874
Security	Par (000)	Value
Media (continued)
5.38%, 05/01/47	$10,583	$8,933,497
5.50%, 04/01/63	4,390	3,597,841
5.75%, 04/01/48	10,606	9,364,219
6.10%, 06/01/29	5,560	5,738,053
6.15%, 11/10/26	6,990	7,130,688
6.38%, 10/23/35	8,720	8,866,143
6.48%, 10/23/45	15,034	14,565,938
6.55%, 06/01/34	6,760	6,996,738
6.65%, 02/01/34	4,235	4,407,206
6.83%, 10/23/55	2,553	2,543,518
Comcast Corp.
1.50%, 02/15/31	6,810	5,669,144
1.95%, 01/15/31	7,921	6,780,116
2.35%, 01/15/27	6,806	6,558,762
2.45%, 08/15/52	6,135	3,448,118
2.65%, 02/01/30	7,928	7,222,973
2.65%, 08/15/62	6,234	3,362,727
2.80%, 01/15/51	8,004	4,921,001
2.89%, 11/01/51	19,725	12,296,051
2.94%, 11/01/56	23,911	14,389,802
2.99%, 11/01/63	17,458	10,130,105
3.15%, 03/01/26	11,169	11,026,409
3.15%, 02/15/28	8,855	8,540,035
3.20%, 07/15/36	4,680	3,876,735
3.25%, 11/01/39	4,682	3,653,979
3.30%, 02/01/27	6,411	6,287,667
3.30%, 04/01/27	4,329	4,232,559
3.40%, 04/01/30	7,540	7,104,737
3.40%, 07/15/46	4,362	3,164,708
3.45%, 02/01/50	8,240	5,808,003
3.55%, 05/01/28	4,771	4,638,942
3.75%, 04/01/40	6,754	5,602,539
3.90%, 03/01/38	5,479	4,736,475
3.97%, 11/01/47	6,322	4,959,985
4.00%, 08/15/47	4,007	3,160,659
4.00%, 03/01/48	4,321	3,393,729
4.00%, 11/01/49	8,508	6,616,103
4.05%, 11/01/52	4,399	3,393,333
4.15%, 10/15/28	11,854	11,701,310
4.20%, 08/15/34	5,315	4,973,374
4.25%, 10/15/30	6,364	6,231,227
4.25%, 01/15/33	8,386	7,964,013
4.40%, 08/15/35	4,884	4,594,526
4.55%, 01/15/29	5,420	5,429,684
4.60%, 10/15/38	5,290	4,892,249
4.60%, 08/15/45	4,336	3,813,571
4.65%, 02/15/33	6,425	6,286,967
4.65%, 07/15/42	4,042	3,644,312
4.70%, 10/15/48	8,203	7,240,750
4.75%, 03/01/44	1,614	1,451,013
4.80%, 05/15/33	4,955	4,884,317
4.95%, 10/15/58	4,634	4,103,169
5.10%, 06/01/29	5,900	6,024,984
5.30%, 06/01/34(b)	4,790	4,870,518
5.35%, 11/15/27	4,759	4,871,664
5.35%, 05/15/53	5,630	5,344,107
5.50%, 11/15/32	5,200	5,391,537
5.50%, 05/15/64	6,090	5,815,374
5.65%, 06/15/35	3,616	3,749,688
5.65%, 06/01/54	4,520	4,485,121
6.45%, 03/15/37	1,685	1,844,572
Schedule of Investments
62

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.50%, 11/15/35	$3,127	$3,462,841
6.55%, 07/01/39	985	1,090,046
6.95%, 08/15/37	2,300	2,623,477
7.05%, 03/15/33	4,342	4,918,170
Discovery Communications LLC
3.63%, 05/15/30	5,217	4,735,122
3.95%, 03/20/28	8,055	7,759,034
4.00%, 09/15/55	2,720	1,783,379
4.13%, 05/15/29	3,568	3,385,011
4.65%, 05/15/50	1,785	1,328,270
4.90%, 03/11/26	4,447	4,440,852
5.00%, 09/20/37	3,210	2,760,019
5.20%, 09/20/47	7,630	6,286,333
6.35%, 06/01/40	2,901	2,776,252
FactSet Research Systems Inc.
2.90%, 03/01/27	2,130	2,060,725
3.45%, 03/01/32	2,285	2,049,905
Fox Corp.
3.50%, 04/08/30	4,863	4,573,439
4.71%, 01/25/29	9,587	9,562,690
5.48%, 01/25/39	5,956	5,782,710
5.58%, 01/25/49	6,988	6,674,321
6.50%, 10/13/33	5,060	5,432,218
Grupo Televisa SAB
5.00%, 05/13/45	1,885	1,415,860
5.25%, 05/24/49(b)	1,135	854,821
6.13%, 01/31/46(b)	3,674	3,138,584
6.63%, 01/15/40	2,986	2,850,512
8.50%, 03/11/32	2,340	2,594,992
NBCUniversal Media LLC
4.45%, 01/15/43	3,273	2,856,204
5.95%, 04/01/41	2,516	2,620,239
6.40%, 04/30/40	1,882	2,062,084
Paramount Global
2.90%, 01/15/27	1,189	1,145,828
3.38%, 02/15/28	2,494	2,383,302
3.70%, 06/01/28	2,365	2,269,454
4.20%, 06/01/29	2,010	1,929,436
4.20%, 05/19/32	4,275	3,858,239
4.38%, 03/15/43	3,966	3,016,569
4.60%, 01/15/45	2,607	2,003,985
4.85%, 07/01/42	2,237	1,838,031
4.90%, 08/15/44	2,396	1,918,431
4.95%, 01/15/31	5,125	4,932,553
4.95%, 05/19/50	3,898	3,069,280
5.25%, 04/01/44	1,495	1,238,905
5.50%, 05/15/33	1,772	1,718,492
5.85%, 09/01/43	3,424	3,078,379
5.90%, 10/15/40	1,962	1,790,531
6.88%, 04/30/36	3,636	3,807,230
7.88%, 07/30/30	3,421	3,764,464
TCI Communications Inc., 7.13%, 02/15/28	3,537	3,793,933
Thomson Reuters Corp.
3.35%, 05/15/26	4,448	4,388,173
5.50%, 08/15/35	3,032	3,118,355
5.65%, 11/23/43	1,806	1,818,492
5.85%, 04/15/40	2,689	2,803,314
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,253	6,027,647
Time Warner Cable LLC
4.50%, 09/15/42	5,571	4,292,448
Security	Par (000)	Value
Media (continued)
5.50%, 09/01/41	$5,569	$4,906,072
5.88%, 11/15/40	5,183	4,794,884
6.55%, 05/01/37	6,827	6,796,768
6.75%, 06/15/39	6,451	6,494,666
7.30%, 07/01/38	6,471	6,827,383
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,519	6,302,667
2.95%, 06/15/27	4,464	4,333,958
3.00%, 07/30/46	2,509	1,753,939
3.70%, 12/01/42	2,546	2,063,469
4.13%, 06/01/44	4,247	3,592,146
4.38%, 08/16/41(b)	1,735	1,553,858
Series B, 7.00%, 03/01/32	4,622	5,251,927
Series E, 4.13%, 12/01/41	2,893	2,497,515
Walt Disney Co. (The)
2.00%, 09/01/29	10,142	9,124,116
2.20%, 01/13/28	5,122	4,838,331
2.65%, 01/13/31	10,023	8,999,967
2.75%, 09/01/49	7,177	4,626,137
3.38%, 11/15/26	3,269	3,220,041
3.50%, 05/13/40	7,492	6,170,568
3.60%, 01/13/51	11,707	8,826,122
3.70%, 03/23/27	4,387	4,331,039
3.80%, 03/22/30	6,179	5,973,796
3.80%, 05/13/60	5,867	4,391,122
4.63%, 03/23/40	2,761	2,624,113
4.70%, 03/23/50	7,525	6,878,093
4.75%, 09/15/44	2,774	2,548,133
4.75%, 11/15/46	2,253	2,055,468
4.95%, 10/15/45	1,986	1,866,615
5.40%, 10/01/43	3,152	3,153,411
6.15%, 03/01/37	1,870	2,043,283
6.15%, 02/15/41	2,477	2,680,168
6.20%, 12/15/34	4,930	5,437,334
6.40%, 12/15/35	4,724	5,268,115
6.55%, 03/15/33	3,169	3,528,538
6.65%, 11/15/37	5,512	6,268,817
7.75%, 12/01/45	1,605	2,090,564
		786,218,307
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	3,240	2,706,082
4.38%, 06/15/45	2,208	1,951,542
Timken Co. (The)
4.13%, 04/01/32	1,805	1,685,407
4.50%, 12/15/28	2,850	2,838,978
Valmont Industries Inc.
5.00%, 10/01/44	2,434	2,286,585
5.25%, 10/01/54	1,574	1,500,451
		12,969,045
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	3,990	3,742,513
3.75%, 10/01/30	2,363	2,162,895
Barrick Gold Corp.
5.25%, 04/01/42	975	950,322
6.45%, 10/15/35	1,403	1,542,771
Barrick North America Finance LLC
5.70%, 05/30/41	4,333	4,386,284
5.75%, 05/01/43	3,582	3,637,379
63
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	$3,713	$3,850,798
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,121	3,560,160
4.75%, 02/28/28	4,270	4,309,065
4.90%, 02/28/33	2,085	2,081,317
5.00%, 02/21/30	4,080	4,136,540
5.00%, 09/30/43	10,958	10,492,686
5.10%, 09/08/28	5,713	5,818,169
5.13%, 02/21/32	3,525	3,570,881
5.25%, 09/08/26	6,260	6,339,280
5.25%, 09/08/30	4,630	4,761,081
5.25%, 09/08/33	5,950	6,064,280
5.30%, 02/21/35	4,925	5,003,398
5.50%, 09/08/53(b)	2,480	2,508,112
6.42%, 03/01/26	3,910	3,981,998
Freeport-McMoRan Inc.
4.13%, 03/01/28	5,242	5,145,787
4.25%, 03/01/30	2,611	2,518,551
4.38%, 08/01/28	2,816	2,771,428
4.63%, 08/01/30	3,276	3,212,610
5.00%, 09/01/27	3,803	3,807,038
5.25%, 09/01/29	3,245	3,264,806
5.40%, 11/14/34	3,576	3,610,920
5.45%, 03/15/43	7,805	7,454,222
Kinross Gold Corp.
4.50%, 07/15/27	3,425	3,404,917
6.25%, 07/15/33	860	909,801
Newmont Corp.
2.25%, 10/01/30	4,923	4,331,438
2.60%, 07/15/32	4,785	4,133,527
2.80%, 10/01/29	3,687	3,415,932
4.88%, 03/15/42	4,798	4,511,292
5.45%, 06/09/44	2,487	2,455,160
5.88%, 04/01/35	3,075	3,243,063
6.25%, 10/01/39	3,381	3,655,114
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	720	672,723
4.20%, 05/13/50	740	614,486
5.35%, 03/15/34	4,234	4,310,132
5.75%, 11/15/41	640	657,410
Rio Tinto Alcan Inc.
5.75%, 06/01/35	1,883	1,988,666
6.13%, 12/15/33	3,918	4,202,887
7.25%, 03/15/31	2,613	2,929,882
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	6,039	3,783,674
5.20%, 11/02/40	5,034	4,968,761
7.13%, 07/15/28	3,826	4,132,153
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,154	2,705,816
4.75%, 03/22/42	4,145	3,863,700
5.00%, 03/09/33	2,535	2,557,550
5.13%, 03/09/53	3,893	3,701,538
Southern Copper Corp.
5.25%, 11/08/42	6,977	6,478,625
5.88%, 04/23/45	3,918	3,854,965
6.75%, 04/16/40	6,361	6,931,895
7.50%, 07/27/35	4,643	5,306,011
Yamana Gold Inc., 2.63%, 08/15/31	1,565	1,343,718
		209,750,127
Security	Par (000)	Value
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	$3,610	$3,612,229
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	1,800	1,802,351
International Bank for Reconstruction & Development
1.36%, 01/21/31	150	125,524
5.06%, 02/28/39	75	74,310
		5,614,414
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	6,359	6,133,264
3.25%, 02/15/29	5,094	4,769,471
3.28%, 12/01/28	4,260	4,027,043
3.57%, 12/01/31	5,125	4,639,143
4.25%, 04/01/28	7,032	6,897,794
5.10%, 03/01/30	560	560,080
5.55%, 08/22/34	640	639,255
		27,666,050
Oil & Gas — 0.8%
APA Corp.
4.25%, 01/15/30(c)	2,685	2,555,800
5.10%, 09/01/40(c)	290	257,912
5.35%, 07/01/49(c)	2,420	2,045,739
6.10%, 02/15/35(c)	1,455	1,468,887
6.75%, 02/15/55(c)	1,710	1,726,746
BP Capital Markets America Inc.
1.75%, 08/10/30	4,726	4,078,155
2.72%, 01/12/32	8,895	7,797,555
2.77%, 11/10/50	7,155	4,473,698
2.94%, 06/04/51	10,155	6,543,513
3.00%, 02/24/50	8,750	5,776,927
3.00%, 03/17/52	6,460	4,201,948
3.02%, 01/16/27	4,946	4,824,788
3.06%, 06/17/41	6,670	4,986,971
3.12%, 05/04/26	5,849	5,767,246
3.38%, 02/08/61	8,383	5,520,807
3.54%, 04/06/27	3,364	3,305,272
3.59%, 04/14/27	4,478	4,404,039
3.63%, 04/06/30	5,657	5,388,695
3.94%, 09/21/28	5,683	5,571,388
4.23%, 11/06/28	7,155	7,082,083
4.70%, 04/10/29	5,375	5,401,315
4.81%, 02/13/33	5,555	5,482,451
4.87%, 11/25/29	3,385	3,424,845
4.89%, 09/11/33	4,535	4,476,901
4.97%, 10/17/29	3,705	3,765,779
4.99%, 04/10/34	4,515	4,485,667
5.02%, 11/17/27	5,310	5,388,650
5.23%, 11/17/34	6,590	6,649,630
BP Capital Markets PLC
3.28%, 09/19/27	6,880	6,690,384
3.72%, 11/28/28	5,502	5,350,326
Burlington Resources LLC
5.95%, 10/15/36	500	533,892
7.20%, 08/15/31	950	1,074,771
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,765	2,492,680
3.85%, 06/01/27	6,146	6,043,218
4.95%, 06/01/47	4,738	4,155,860
5.00%, 12/15/29(c)	935	934,385
Schedule of Investments
64

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.40%, 12/15/34(b)(c)	$1,000	$992,914
5.85%, 02/01/35	1,705	1,738,501
6.25%, 03/15/38	4,603	4,815,591
6.45%, 06/30/33	1,715	1,829,877
6.50%, 02/15/37	2,404	2,543,269
6.75%, 02/01/39	2,135	2,320,082
7.20%, 01/15/32	2,040	2,255,043
Cenovus Energy Inc.
2.65%, 01/15/32	1,816	1,535,448
3.75%, 02/15/52	4,905	3,443,427
4.25%, 04/15/27	2,345	2,322,580
5.25%, 06/15/37	1,880	1,805,543
5.40%, 06/15/47	2,964	2,691,034
6.75%, 11/15/39	1,830	2,009,915
Chevron Corp.
2.00%, 05/11/27	6,160	5,873,842
2.24%, 05/11/30	6,906	6,180,268
2.95%, 05/16/26	11,907	11,719,955
3.08%, 05/11/50	5,266	3,620,643
Chevron USA Inc.
1.02%, 08/12/27	4,514	4,180,308
2.34%, 08/12/50(b)	4,333	2,544,457
3.25%, 10/15/29	3,381	3,217,387
3.85%, 01/15/28	3,891	3,865,637
4.41%, 02/26/27(b)	1,090	1,094,236
4.48%, 02/26/28	2,900	2,914,834
4.69%, 04/15/30	2,900	2,922,661
4.82%, 04/15/32	2,900	2,923,380
4.98%, 04/15/35	2,900	2,925,055
5.25%, 11/15/43	1,690	1,695,881
6.00%, 03/01/41	1,695	1,853,983
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,178,285
3.30%, 09/30/49	1,315	1,021,498
4.25%, 05/09/43	3,599	3,334,207
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	457,051
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,772	3,765,169
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	3,000	3,598,193
ConocoPhillips Co.
3.76%, 03/15/42	8,070	6,531,235
3.80%, 03/15/52	4,145	3,119,908
4.03%, 03/15/62	8,777	6,560,417
4.30%, 11/15/44	3,630	3,100,394
4.70%, 01/15/30	6,045	6,079,585
4.85%, 01/15/32	3,035	3,032,345
4.88%, 10/01/47	550	500,780
5.00%, 01/15/35	6,130	6,087,448
5.05%, 09/15/33	4,140	4,169,377
5.30%, 05/15/53	4,305	4,095,750
5.50%, 01/15/55	4,075	4,000,260
5.55%, 03/15/54	2,965	2,925,234
5.65%, 01/15/65	4,920	4,806,832
5.70%, 09/15/63	2,515	2,485,197
5.90%, 10/15/32	2,316	2,467,426
5.90%, 05/15/38	1,002	1,055,499
5.95%, 03/15/46	945	991,696
6.50%, 02/01/39	3,014	3,369,515
6.95%, 04/15/29	1,598	1,744,210
Security	Par (000)	Value
Oil & Gas (continued)
Continental Resources Inc./OK
4.38%, 01/15/28	$5,250	$5,172,953
4.90%, 06/01/44	3,795	3,139,917
Coterra Energy Inc.
3.90%, 05/15/27	4,498	4,421,606
4.38%, 03/15/29	3,535	3,473,612
5.40%, 02/15/35	3,050	3,021,612
5.60%, 03/15/34	2,365	2,393,602
5.90%, 02/15/55	1,040	1,011,427
Devon Energy Corp.
4.50%, 01/15/30	5,660	5,543,130
4.75%, 05/15/42	4,098	3,487,117
5.00%, 06/15/45	4,072	3,516,498
5.20%, 09/15/34(b)	3,945	3,833,951
5.25%, 10/15/27	4,055	4,062,518
5.60%, 07/15/41	5,437	5,161,069
5.75%, 09/15/54	4,245	3,987,210
5.88%, 06/15/28	2,865	2,873,233
7.88%, 09/30/31	1,587	1,817,227
7.95%, 04/15/32	1,875	2,151,280
Diamondback Energy Inc.
3.13%, 03/24/31	4,052	3,669,214
3.25%, 12/01/26	5,511	5,391,746
3.50%, 12/01/29	3,983	3,763,978
4.25%, 03/15/52	3,964	3,088,325
4.40%, 03/24/51	3,455	2,760,963
5.15%, 01/30/30	4,430	4,492,940
5.20%, 04/18/27	6,560	6,645,624
5.40%, 04/18/34	5,680	5,708,766
5.75%, 04/18/54	4,890	4,725,069
5.90%, 04/18/64	3,695	3,561,732
6.25%, 03/15/33	4,415	4,677,235
6.25%, 03/15/53	3,295	3,385,014
Eni USA Inc., 7.30%, 11/15/27	1,170	1,245,064
EOG Resources Inc.
3.90%, 04/01/35	3,563	3,233,816
4.38%, 04/15/30	3,999	3,955,629
4.95%, 04/15/50	4,739	4,331,708
5.65%, 12/01/54	1,845	1,857,332
EQT Corp.
3.90%, 10/01/27	5,641	5,544,959
5.00%, 01/15/29	3,045	3,054,813
5.70%, 04/01/28	2,480	2,546,211
5.75%, 02/01/34	2,730	2,786,399
7.00%, 02/01/30	2,985	3,224,198
Equinor ASA
2.38%, 05/22/30	4,772	4,285,959
3.00%, 04/06/27	921	899,075
3.13%, 04/06/30	5,646	5,284,960
3.25%, 11/18/49	3,909	2,772,328
3.63%, 09/10/28	991	966,690
3.63%, 04/06/40	2,099	1,760,187
3.70%, 04/06/50	3,905	2,994,348
3.95%, 05/15/43	3,552	3,016,309
4.25%, 11/23/41	2,330	2,063,730
4.80%, 11/08/43	3,025	2,862,307
5.10%, 08/17/40	3,102	3,088,039
7.25%, 09/23/27	940	1,008,681
Expand Energy Corp.
4.75%, 02/01/32	1,740	1,651,690
5.38%, 02/01/29	450	449,222
65
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.38%, 03/15/30	$2,060	$2,047,737
5.70%, 01/15/35	2,245	2,265,917
Exxon Mobil Corp.
2.28%, 08/16/26	5,470	5,322,856
2.44%, 08/16/29(b)	8,121	7,532,120
2.61%, 10/15/30	7,115	6,447,773
3.00%, 08/16/39	7,285	5,688,249
3.04%, 03/01/26	11,421	11,276,260
3.10%, 08/16/49	8,931	6,156,115
3.29%, 03/19/27	4,080	4,011,577
3.45%, 04/15/51	10,323	7,499,586
3.48%, 03/19/30	5,984	5,730,239
3.57%, 03/06/45	3,977	3,074,081
4.11%, 03/01/46	11,951	9,973,642
4.23%, 03/19/40	7,221	6,479,871
4.33%, 03/19/50	10,740	9,133,465
Helmerich & Payne Inc.
2.90%, 09/29/31	2,185	1,862,530
4.65%, 12/01/27(b)(c)	800	798,070
4.85%, 12/01/29(b)(c)	150	146,861
5.50%, 12/01/34(b)(c)	900	864,350
Hess Corp.
4.30%, 04/01/27	7,037	6,989,627
5.60%, 02/15/41	5,933	6,012,948
5.80%, 04/01/47	1,759	1,812,053
6.00%, 01/15/40	3,683	3,939,391
7.13%, 03/15/33	2,617	2,968,315
7.30%, 08/15/31	2,909	3,293,993
7.88%, 10/01/29	2,527	2,842,380
HF Sinclair Corp.
4.50%, 10/01/30	1,857	1,778,335
5.00%, 02/01/28	2,045	2,045,678
5.75%, 01/15/31	1,495	1,520,748
6.25%, 01/15/35	1,075	1,096,223
6.38%, 04/15/27	570	578,148
Marathon Petroleum Corp.
3.80%, 04/01/28	3,413	3,332,158
4.50%, 04/01/48	3,302	2,665,873
4.75%, 09/15/44	4,826	4,125,727
5.00%, 09/15/54	2,678	2,258,858
5.13%, 12/15/26	5,899	5,947,200
5.15%, 03/01/30	2,225	2,240,171
5.70%, 03/01/35	2,225	2,241,383
6.50%, 03/01/41	3,496	3,708,678
Occidental Petroleum Corp.
4.20%, 03/15/48	3,220	2,380,023
4.40%, 04/15/46	3,882	2,999,193
5.00%, 08/01/27	4,760	4,781,628
5.20%, 08/01/29	6,580	6,615,759
5.38%, 01/01/32	5,130	5,090,470
5.55%, 03/15/26	5,395	5,421,462
5.55%, 10/01/34(b)	3,795	3,749,046
6.05%, 10/01/54	4,487	4,338,630
6.13%, 01/01/31	5,260	5,457,484
6.20%, 03/15/40	3,475	3,524,507
6.38%, 09/01/28	845	879,011
6.45%, 09/15/36	8,065	8,443,989
6.60%, 03/15/46	3,910	4,053,879
6.63%, 09/01/30	6,995	7,402,567
7.50%, 05/01/31	3,765	4,177,574
7.88%, 09/15/31	1,922	2,168,305
Security	Par (000)	Value
Oil & Gas (continued)
7.95%, 06/15/39	$2,130	$2,460,051
8.50%, 07/15/27	3,175	3,381,266
8.88%, 07/15/30	5,130	5,923,157
Ovintiv Inc.
5.65%, 05/15/28	2,535	2,598,817
6.25%, 07/15/33	2,540	2,646,886
6.50%, 08/15/34	2,779	2,932,443
6.50%, 02/01/38	2,305	2,411,759
6.63%, 08/15/37	2,530	2,665,357
7.10%, 07/15/53	2,625	2,866,556
7.20%, 11/01/31	1,945	2,123,487
7.38%, 11/01/31	2,195	2,420,806
8.13%, 09/15/30	1,600	1,813,574
Patterson-UTI Energy Inc.
3.95%, 02/01/28	680	658,531
5.15%, 11/15/29	1,160	1,147,642
7.15%, 10/01/33	1,355	1,435,822
Phillips 66
2.15%, 12/15/30	3,925	3,397,864
3.30%, 03/15/52	4,970	3,243,246
3.90%, 03/15/28	4,066	3,981,632
4.65%, 11/15/34	5,481	5,215,720
4.88%, 11/15/44	7,248	6,374,902
5.88%, 05/01/42	5,654	5,722,726
Phillips 66 Co.
3.15%, 12/15/29	2,991	2,790,099
3.55%, 10/01/26	3,260	3,213,541
3.75%, 03/01/28	3,981	3,890,814
4.68%, 02/15/45	2,700	2,320,952
4.90%, 10/01/46	3,377	2,967,290
4.95%, 12/01/27	4,910	4,961,556
4.95%, 03/15/35(b)	4,740	4,582,747
5.25%, 06/15/31	3,515	3,574,564
5.30%, 06/30/33	3,730	3,759,760
5.50%, 03/15/55	1,610	1,495,983
5.65%, 06/15/54	2,670	2,547,218
Pioneer Natural Resources Co.
1.90%, 08/15/30	5,755	5,007,586
2.15%, 01/15/31	1,110	966,542
5.10%, 03/29/26	2,625	2,644,744
Shell Finance U.S. Inc.
2.38%, 11/07/29	7,506	6,855,325
2.75%, 04/06/30	4,303	3,948,332
3.25%, 04/06/50	8,058	5,645,078
3.75%, 09/12/46	5,196	4,087,382
4.00%, 05/10/46	6,439	5,227,361
4.13%, 05/11/35	8,133	7,627,031
4.38%, 05/11/45	11,288	9,743,139
4.55%, 08/12/43	4,463	4,003,834
Shell International Finance BV
2.38%, 11/07/29(b)	670	612,339
2.50%, 09/12/26	7,926	7,718,865
2.75%, 04/06/30	290	270,619
2.88%, 05/10/26	10,032	9,871,533
2.88%, 11/26/41	2,840	2,060,715
3.00%, 11/26/51	5,275	3,480,445
3.13%, 11/07/49	6,138	4,180,840
3.25%, 04/06/50(b)	320	224,019
3.63%, 08/21/42	3,103	2,469,344
3.88%, 11/13/28	6,255	6,142,473
4.00%, 05/10/46(b)	220	177,687
Schedule of Investments
66

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.13%, 05/11/35(b)	$890	$854,421
4.38%, 05/11/45	1,070	915,166
5.50%, 03/25/40	4,773	4,929,283
6.38%, 12/15/38	10,546	11,803,703
Suncor Energy Inc.
3.75%, 03/04/51	4,528	3,261,020
4.00%, 11/15/47	4,002	3,055,800
5.95%, 12/01/34	2,360	2,456,596
6.80%, 05/15/38	2,536	2,770,402
6.85%, 06/01/39	4,116	4,574,331
7.15%, 02/01/32	2,352	2,592,833
TotalEnergies Capital International SA
2.83%, 01/10/30	6,719	6,235,738
2.99%, 06/29/41	4,588	3,384,849
3.13%, 05/29/50	11,171	7,583,604
3.39%, 06/29/60	3,285	2,181,962
3.46%, 02/19/29	6,084	5,870,505
3.46%, 07/12/49	6,255	4,533,140
TotalEnergies Capital SA
3.88%, 10/11/28	5,532	5,437,296
4.72%, 09/10/34	3,690	3,624,786
5.15%, 04/05/34	5,090	5,143,629
5.28%, 09/10/54	3,490	3,340,795
5.43%, 09/10/64	3,940	3,762,039
5.49%, 04/05/54	4,970	4,900,232
5.64%, 04/05/64	3,285	3,237,956
Valero Energy Corp.
2.15%, 09/15/27	3,240	3,050,279
2.80%, 12/01/31	2,405	2,101,556
3.40%, 09/15/26	1,105	1,086,081
3.65%, 12/01/51	4,510	3,136,845
4.00%, 04/01/29	2,145	2,084,795
4.00%, 06/01/52	2,745	2,038,603
4.35%, 06/01/28	4,686	4,640,167
4.90%, 03/15/45	3,181	2,884,486
5.15%, 02/15/30	955	963,675
6.63%, 06/15/37	7,405	8,010,605
7.50%, 04/15/32	3,028	3,447,418
Woodside Finance Ltd.
5.10%, 09/12/34	4,350	4,269,959
5.70%, 09/12/54	4,220	4,096,021
		1,060,209,697
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,239	5,162,706
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	4,975	4,777,850
3.14%, 11/07/29	2,521	2,369,519
3.34%, 12/15/27	7,291	7,098,480
4.08%, 12/15/47	6,283	5,123,850
4.49%, 05/01/30	2,629	2,613,230
Halliburton Co.
2.92%, 03/01/30	3,043	2,794,228
4.50%, 11/15/41	3,380	2,988,962
4.75%, 08/01/43	5,005	4,472,825
4.85%, 11/15/35	5,332	5,165,934
5.00%, 11/15/45	7,561	6,921,932
6.70%, 09/15/38	3,866	4,293,332
7.45%, 09/15/39	4,636	5,527,600
Security	Par (000)	Value
Oil & Gas Services (continued)
NOV Inc.
3.60%, 12/01/29	$2,912	$2,748,879
3.95%, 12/01/42	5,846	4,464,918
Schlumberger Investment SA
2.65%, 06/26/30	3,408	3,102,146
4.50%, 05/15/28	1,675	1,680,046
4.85%, 05/15/33	1,550	1,540,827
5.00%, 06/01/34	2,000	1,999,079
		74,846,343
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26	3,519	3,477,668
4.50%, 05/15/28	2,170	2,156,747
5.63%, 05/26/33	2,305	2,378,680
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,790	2,485,710
2.69%, 05/25/31	3,855	3,392,584
Amcor Group Finance PLC, 5.45%, 05/23/29	420	428,756
AptarGroup Inc., 3.60%, 03/15/32	1,370	1,251,132
Berry Global Inc.
1.65%, 01/15/27	3,955	3,736,763
5.50%, 04/15/28	1,771	1,802,292
5.65%, 01/15/34	2,790	2,872,487
5.80%, 06/15/31	2,860	2,973,092
Packaging Corp. of America
3.00%, 12/15/29	2,424	2,244,682
3.05%, 10/01/51	2,595	1,706,965
3.40%, 12/15/27	3,144	3,049,215
4.05%, 12/15/49	2,592	2,041,854
5.70%, 12/01/33	1,871	1,936,101
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(c)	1,690	1,719,860
5.44%, 04/03/34(c)	4,745	4,824,154
5.78%, 04/03/54(c)	1,840	1,872,140
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(c)	1,615	1,634,055
Sonoco Products Co.
2.25%, 02/01/27	2,810	2,683,985
2.85%, 02/01/32(b)	2,573	2,234,191
3.13%, 05/01/30	3,350	3,065,058
4.45%, 09/01/26	1,755	1,749,428
4.60%, 09/01/29	1,305	1,285,815
5.00%, 09/01/34(b)	1,260	1,220,764
5.75%, 11/01/40	395	397,248
WestRock MWV LLC
7.95%, 02/15/31	1,593	1,826,304
8.20%, 01/15/30	2,376	2,721,163
WRKCo Inc.
3.00%, 06/15/33	3,355	2,888,631
3.38%, 09/15/27	2,179	2,112,025
3.90%, 06/01/28	3,121	3,045,607
4.00%, 03/15/28	2,926	2,869,726
4.20%, 06/01/32	2,216	2,109,815
4.90%, 03/15/29	3,834	3,849,296
		82,043,993
Pharmaceuticals — 1.3%
AbbVie Inc.
2.95%, 11/21/26	11,182	10,927,184
3.20%, 05/14/26	9,838	9,703,870
3.20%, 11/21/29	21,919	20,640,680
67
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.05%, 11/21/39	$16,876	$14,956,238
4.25%, 11/14/28	3,531	3,513,016
4.25%, 11/21/49	23,578	19,988,843
4.30%, 05/14/36	5,085	4,776,049
4.40%, 11/06/42	11,207	10,050,646
4.45%, 05/14/46	9,188	8,114,572
4.50%, 05/14/35	11,651	11,219,998
4.55%, 03/15/35	8,017	7,762,656
4.63%, 10/01/42	2,033	1,884,607
4.65%, 03/15/28	5,145	5,176,480
4.70%, 05/14/45	11,133	10,198,149
4.75%, 03/15/45	4,724	4,385,230
4.80%, 03/15/27	10,880	10,966,524
4.80%, 03/15/29	15,700	15,866,201
4.85%, 06/15/44	4,873	4,580,192
4.88%, 03/15/30	5,175	5,238,149
4.88%, 11/14/48	7,990	7,432,856
4.95%, 03/15/31	8,220	8,350,627
5.05%, 03/15/34	13,555	13,685,404
5.20%, 03/15/35	4,975	5,078,674
5.35%, 03/15/44	2,900	2,918,157
5.40%, 03/15/54	10,185	10,256,834
5.50%, 03/15/64	4,475	4,493,376
5.60%, 03/15/55	3,120	3,232,552
Astrazeneca Finance LLC
1.20%, 05/28/26	6,745	6,501,886
1.75%, 05/28/28	6,854	6,316,178
2.25%, 05/28/31	3,967	3,462,213
4.80%, 02/26/27	5,265	5,317,948
4.85%, 02/26/29	5,275	5,345,589
4.88%, 03/03/28	6,005	6,095,155
4.88%, 03/03/33	2,129	2,142,503
4.90%, 03/03/30	3,500	3,557,211
4.90%, 02/26/31	4,615	4,691,764
5.00%, 02/26/34	4,725	4,782,510
AstraZeneca PLC
0.70%, 04/08/26	5,985	5,757,127
1.38%, 08/06/30	6,361	5,394,223
2.13%, 08/06/50	1,974	1,118,799
3.00%, 05/28/51	3,265	2,223,547
3.13%, 06/12/27	5,696	5,557,538
4.00%, 01/17/29	4,620	4,553,084
4.00%, 09/18/42	4,639	3,977,361
4.38%, 11/16/45	4,264	3,759,187
4.38%, 08/17/48	4,022	3,516,032
6.45%, 09/15/37	11,987	13,463,754
Becton Dickinson & Co.
1.96%, 02/11/31	5,195	4,431,057
2.82%, 05/20/30	4,192	3,817,144
3.70%, 06/06/27	9,458	9,285,771
3.79%, 05/20/50	2,702	2,066,171
4.30%, 08/22/32	3,075	2,946,455
4.67%, 06/06/47	5,502	4,835,391
4.69%, 02/13/28	4,775	4,795,418
4.69%, 12/15/44	4,325	3,838,684
4.87%, 02/08/29	2,365	2,378,742
5.08%, 06/07/29	2,960	3,003,903
5.11%, 02/08/34	1,105	1,105,678
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,281	3,943,805
1.45%, 11/13/30	4,995	4,223,855
Security	Par (000)	Value
Pharmaceuticals (continued)
2.35%, 11/13/40	$2,549	$1,761,507
2.55%, 11/13/50	8,247	4,949,253
2.95%, 03/15/32	6,115	5,445,215
3.20%, 06/15/26	9,841	9,709,543
3.25%, 02/27/27	1,575	1,545,067
3.25%, 08/01/42	3,383	2,572,823
3.40%, 07/26/29	11,277	10,779,176
3.45%, 11/15/27	3,515	3,443,637
3.55%, 03/15/42	4,665	3,712,855
3.70%, 03/15/52	9,705	7,294,165
3.90%, 02/20/28	9,688	9,580,794
3.90%, 03/15/62	5,442	4,031,476
4.13%, 06/15/39	10,626	9,449,937
4.25%, 10/26/49	15,542	12,941,712
4.35%, 11/15/47	6,169	5,265,068
4.50%, 03/01/44	1,005	901,751
4.55%, 02/20/48	6,251	5,480,664
4.63%, 05/15/44	2,785	2,528,739
4.90%, 02/22/27	2,895	2,927,323
4.90%, 02/22/29	5,185	5,262,202
5.00%, 08/15/45	2,680	2,545,333
5.10%, 02/22/31	4,155	4,250,113
5.20%, 02/22/34	12,490	12,726,731
5.50%, 02/22/44	1,400	1,412,458
5.55%, 02/22/54	8,915	8,951,287
5.65%, 02/22/64	7,655	7,682,628
5.75%, 02/01/31	4,225	4,459,607
5.90%, 11/15/33	4,595	4,909,205
6.25%, 11/15/53	4,555	4,992,704
6.40%, 11/15/63	4,121	4,574,969
Cardinal Health Inc.
3.41%, 06/15/27	3,915	3,817,603
4.37%, 06/15/47	2,899	2,425,153
4.50%, 11/15/44	1,805	1,552,838
4.60%, 03/15/43	2,105	1,842,829
4.70%, 11/15/26	1,640	1,644,942
4.90%, 09/15/45	2,197	1,986,468
5.00%, 11/15/29	2,480	2,497,690
5.13%, 02/15/29	3,925	3,976,628
5.35%, 11/15/34	1,700	1,711,300
5.45%, 02/15/34	2,035	2,071,802
5.75%, 11/15/54	2,475	2,488,311
Cencora Inc.
2.70%, 03/15/31	5,210	4,622,624
2.80%, 05/15/30	1,967	1,792,409
3.45%, 12/15/27	6,021	5,840,469
4.25%, 03/01/45	2,700	2,271,703
4.30%, 12/15/47	2,840	2,382,401
4.63%, 12/15/27	820	821,285
4.85%, 12/15/29	1,925	1,933,933
5.13%, 02/15/34	1,095	1,094,631
5.15%, 02/15/35	1,650	1,644,267
CVS Health Corp.
1.30%, 08/21/27	9,801	9,006,850
1.75%, 08/21/30	5,665	4,784,294
1.88%, 02/28/31	6,480	5,394,773
2.13%, 09/15/31	4,710	3,913,588
2.88%, 06/01/26	8,345	8,161,687
3.00%, 08/15/26	3,750	3,666,209
3.25%, 08/15/29	7,563	7,054,721
3.63%, 04/01/27	3,828	3,750,145
Schedule of Investments
68

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.75%, 04/01/30	$5,528	$5,214,915
4.13%, 04/01/40	3,866	3,164,668
4.25%, 04/01/50	3,203	2,447,426
4.30%, 03/25/28	15,250	15,019,343
4.78%, 03/25/38	21,885	19,852,013
4.88%, 07/20/35	3,299	3,113,059
5.00%, 01/30/29	4,550	4,568,379
5.05%, 03/25/48	33,679	29,203,260
5.13%, 02/21/30	4,505	4,523,051
5.13%, 07/20/45	13,839	12,227,805
5.25%, 01/30/31	3,775	3,800,882
5.25%, 02/21/33	7,331	7,265,312
5.30%, 06/01/33	5,411	5,372,698
5.30%, 12/05/43	3,532	3,220,362
5.40%, 06/01/29	4,265	4,341,516
5.55%, 06/01/31	4,985	5,085,973
5.63%, 02/21/53	5,600	5,194,241
5.70%, 06/01/34(b)	5,420	5,530,836
5.88%, 06/01/53	5,787	5,567,904
6.00%, 06/01/44	3,725	3,684,866
6.00%, 06/01/63	3,085	2,957,957
6.05%, 06/01/54	4,645	4,591,520
6.13%, 09/15/39	2,303	2,362,098
6.25%, 06/01/27	1,500	1,547,636
Eli Lilly & Co.
2.25%, 05/15/50	6,752	3,955,363
2.50%, 09/15/60	4,405	2,477,278
3.10%, 05/15/27	4,034	3,941,591
3.38%, 03/15/29	6,300	6,078,485
3.70%, 03/01/45	4,035	3,290,217
3.95%, 05/15/47	2,538	2,124,773
3.95%, 03/15/49	2,140	1,747,626
4.15%, 08/14/27	4,155	4,153,385
4.15%, 03/15/59	3,111	2,544,365
4.20%, 08/14/29	5,485	5,444,254
4.50%, 02/09/27	5,165	5,194,319
4.50%, 02/09/29	4,405	4,432,658
4.55%, 02/12/28	3,065	3,089,090
4.60%, 08/14/34	4,945	4,878,912
4.70%, 02/27/33	4,130	4,136,118
4.70%, 02/09/34	6,855	6,791,668
4.75%, 02/12/30	3,105	3,145,822
4.88%, 02/27/53	4,179	3,916,028
4.90%, 02/12/32	3,165	3,212,715
4.95%, 02/27/63	3,795	3,542,025
5.00%, 02/09/54	5,285	5,058,255
5.05%, 08/14/54	4,475	4,307,148
5.10%, 02/12/35	3,095	3,161,942
5.10%, 02/09/64	5,740	5,471,986
5.20%, 08/14/64	2,015	1,948,463
5.50%, 03/15/27	910	934,053
5.50%, 02/12/55	3,040	3,138,272
5.55%, 03/15/37	2,720	2,881,382
5.60%, 02/12/65	3,890	4,028,513
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,708	9,568,653
4.20%, 03/18/43	3,014	2,642,394
5.38%, 04/15/34	3,036	3,165,709
6.38%, 05/15/38	10,613	11,816,934
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5,923	5,680,283
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
0.95%, 09/01/27	$4,756	$4,400,310
1.30%, 09/01/30	6,033	5,156,335
2.10%, 09/01/40	4,616	3,189,323
2.25%, 09/01/50	4,831	2,863,408
2.45%, 03/01/26	5,310	5,220,481
2.45%, 09/01/60	5,253	2,962,063
2.90%, 01/15/28	8,801	8,511,370
2.95%, 03/03/27	3,775	3,688,252
3.40%, 01/15/38	4,955	4,252,737
3.50%, 01/15/48	2,825	2,196,325
3.55%, 03/01/36	5,076	4,550,234
3.63%, 03/03/37	7,071	6,298,590
3.70%, 03/01/46	8,809	7,182,717
3.75%, 03/03/47	4,856	3,954,722
4.38%, 12/05/33(b)	4,363	4,322,345
4.50%, 03/01/27	3,400	3,417,985
4.50%, 09/01/40	2,937	2,827,009
4.50%, 12/05/43	2,143	2,012,636
4.55%, 03/01/28	2,550	2,571,261
4.70%, 03/01/30	3,400	3,449,744
4.80%, 06/01/29	4,980	5,080,989
4.85%, 03/01/32	3,400	3,458,341
4.85%, 05/15/41	1,377	1,363,332
4.90%, 06/01/31	5,720	5,854,829
4.95%, 05/15/33	2,134	2,200,186
4.95%, 06/01/34(b)	4,450	4,555,152
5.00%, 03/01/35	3,400	3,475,985
5.25%, 06/01/54	3,280	3,320,485
5.85%, 07/15/38	3,173	3,473,157
5.95%, 08/15/37	4,304	4,744,933
6.95%, 09/01/29	1,823	2,027,939
McKesson Corp.
1.30%, 08/15/26	5,232	5,007,243
3.95%, 02/16/28	3,142	3,103,773
4.25%, 09/15/29	1,950	1,926,176
4.90%, 07/15/28	2,096	2,125,384
5.10%, 07/15/33	2,140	2,172,253
Mead Johnson Nutrition Co.
4.60%, 06/01/44	3,368	3,038,424
5.90%, 11/01/39	1,445	1,538,736
Merck & Co. Inc.
1.45%, 06/24/30	4,639	3,969,886
1.70%, 06/10/27	8,740	8,270,998
1.90%, 12/10/28	5,614	5,138,195
2.15%, 12/10/31	8,725	7,481,272
2.35%, 06/24/40	4,511	3,195,117
2.45%, 06/24/50	5,575	3,353,816
2.75%, 12/10/51	8,770	5,545,036
2.90%, 12/10/61	8,156	4,881,437
3.40%, 03/07/29	8,831	8,514,569
3.60%, 09/15/42	2,500	2,012,943
3.70%, 02/10/45	8,769	7,027,259
3.90%, 03/07/39	4,235	3,704,782
4.00%, 03/07/49	6,463	5,265,930
4.05%, 05/17/28	3,910	3,898,066
4.15%, 05/18/43	5,422	4,683,135
4.30%, 05/17/30	4,764	4,727,941
4.50%, 05/17/33(b)	3,390	3,333,749
4.90%, 05/17/44	3,340	3,176,968
5.00%, 05/17/53	6,530	6,164,263
69
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.15%, 05/17/63	$2,625	$2,485,680
6.50%, 12/01/33	2,698	3,029,618
6.55%, 09/15/37	2,100	2,397,512
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,735	1,866,127
5.95%, 12/01/28	5,088	5,366,502
Mylan Inc.
4.55%, 04/15/28	3,525	3,475,952
5.20%, 04/15/48	3,905	3,255,368
5.40%, 11/29/43	2,329	2,063,393
Novartis Capital Corp.
2.00%, 02/14/27	7,501	7,198,943
2.20%, 08/14/30	5,408	4,815,876
2.75%, 08/14/50	5,818	3,838,983
3.10%, 05/17/27	4,269	4,170,887
3.70%, 09/21/42	2,960	2,466,785
3.80%, 09/18/29	4,055	3,962,677
4.00%, 09/18/31	3,645	3,545,351
4.00%, 11/20/45	5,401	4,582,245
4.20%, 09/18/34	3,655	3,486,279
4.40%, 05/06/44	8,438	7,622,673
4.70%, 09/18/54	1,965	1,799,029
Pfizer Inc.
1.70%, 05/28/30	6,036	5,244,395
1.75%, 08/18/31	4,355	3,680,537
2.55%, 05/28/40	4,060	2,919,705
2.63%, 04/01/30	6,683	6,103,557
2.70%, 05/28/50	5,000	3,164,153
2.75%, 06/03/26	6,448	6,332,808
3.00%, 12/15/26	8,840	8,648,358
3.45%, 03/15/29	8,523	8,223,842
3.60%, 09/15/28(b)	4,703	4,604,428
3.90%, 03/15/39	4,243	3,700,503
4.00%, 12/15/36	4,502	4,124,666
4.00%, 03/15/49	7,347	5,948,620
4.10%, 09/15/38	4,052	3,637,591
4.13%, 12/15/46	5,142	4,291,971
4.20%, 09/15/48	5,520	4,626,515
4.30%, 06/15/43	3,258	2,867,146
4.40%, 05/15/44	5,144	4,569,495
5.60%, 09/15/40	3,329	3,434,330
7.20%, 03/15/39	11,243	13,442,085
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	13,540	13,554,312
4.45%, 05/19/28	17,665	17,689,446
4.65%, 05/19/30	8,160	8,189,073
4.75%, 05/19/33	21,721	21,503,732
5.11%, 05/19/43	7,325	7,059,891
5.30%, 05/19/53	25,585	24,807,558
5.34%, 05/19/63	10,304	9,831,578
Pharmacia LLC, 6.60%, 12/01/28	6,479	6,938,312
Sanofi SA, 3.63%, 06/19/28	6,676	6,536,703
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	693	681,010
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	10,523	9,278,478
3.03%, 07/09/40	7,391	5,589,095
3.18%, 07/09/50	8,920	6,028,835
3.38%, 07/09/60	4,246	2,807,219
5.00%, 11/26/28	9,621	9,734,690
5.30%, 07/05/34	3,100	3,154,697
Security	Par (000)	Value
Pharmaceuticals (continued)
5.65%, 07/05/44	$1,940	$1,970,814
5.65%, 07/05/54	2,970	2,977,507
5.80%, 07/05/64	2,355	2,360,351
Utah Acquisition Sub Inc.
3.95%, 06/15/26	8,582	8,485,044
5.25%, 06/15/46	4,417	3,720,691
Viatris Inc.
2.30%, 06/22/27	4,363	4,114,314
2.70%, 06/22/30	5,975	5,245,031
3.85%, 06/22/40	6,591	5,025,611
4.00%, 06/22/50	8,701	5,982,260
Wyeth LLC
5.95%, 04/01/37	9,446	10,074,600
6.00%, 02/15/36	3,094	3,339,087
6.50%, 02/01/34	3,699	4,103,661
Zoetis Inc.
2.00%, 05/15/30	5,390	4,726,883
3.00%, 09/12/27	5,006	4,831,889
3.00%, 05/15/50	2,530	1,696,241
3.90%, 08/20/28	3,199	3,135,270
3.95%, 09/12/47	2,819	2,284,039
4.45%, 08/20/48	1,944	1,683,146
4.70%, 02/01/43	5,345	4,914,774
5.60%, 11/16/32	1,865	1,955,920
		1,588,448,214
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	1,932	1,759,407
3.60%, 09/01/32	1,410	1,262,223
4.45%, 07/15/27	1,637	1,624,291
4.80%, 05/03/29	2,931	2,938,576
5.63%, 08/01/34	2,125	2,147,530
5.95%, 06/01/26	3,794	3,842,549
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	3,225	2,612,202
3.70%, 11/15/29	5,605	5,330,498
5.13%, 06/30/27	4,757	4,797,960
Cheniere Energy Inc.
4.63%, 10/15/28	4,362	4,309,763
5.65%, 04/15/34	5,580	5,676,377
Cheniere Energy Partners LP
3.25%, 01/31/32	6,157	5,420,914
4.00%, 03/01/31	4,749	4,468,214
4.50%, 10/01/29	8,030	7,876,423
5.75%, 08/15/34	4,605	4,700,788
5.95%, 06/30/33	4,429	4,594,091
Columbia Pipeline Group Inc., 5.80%, 06/01/45	2,942	2,907,282
DCP Midstream Operating LP
3.25%, 02/15/32	1,275	1,114,460
5.13%, 05/15/29	1,845	1,860,144
5.60%, 04/01/44	1,425	1,353,597
5.63%, 07/15/27	1,960	1,998,369
8.13%, 08/16/30	1,830	2,099,425
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	2,375	2,322,082
5.80%, 01/15/35	1,695	1,757,997
6.20%, 01/15/55	500	533,241
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	3,544	3,294,565
4.60%, 12/15/44	2,661	2,302,356
Schedule of Investments
70

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.80%, 11/01/43	$2,588	$2,351,022
Enbridge Energy Partners LP
5.50%, 09/15/40	2,850	2,791,494
7.38%, 10/15/45	3,074	3,555,924
Series B, 7.50%, 04/15/38	2,165	2,500,214
Enbridge Inc.
1.60%, 10/04/26	2,998	2,861,863
2.50%, 08/01/33	4,440	3,637,456
3.13%, 11/15/29	4,805	4,468,482
3.40%, 08/01/51	2,920	2,003,351
3.70%, 07/15/27	4,002	3,924,161
4.00%, 11/15/49	2,028	1,583,853
4.25%, 12/01/26	5,646	5,614,590
4.50%, 06/10/44	1,793	1,518,237
5.25%, 04/05/27	2,080	2,106,815
5.30%, 04/05/29	2,165	2,202,776
5.50%, 12/01/46	1,156	1,132,513
5.63%, 04/05/34	5,220	5,332,956
5.70%, 03/08/33	9,905	10,200,377
5.90%, 11/15/26	3,560	3,633,006
5.95%, 04/05/54	2,145	2,175,732
6.00%, 11/15/28	3,130	3,261,387
6.20%, 11/15/30	2,345	2,488,131
6.70%, 11/15/53	4,009	4,447,366
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	2,921	3,018,207
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	110	113,920
Energy Transfer LP
3.75%, 05/15/30	5,856	5,538,641
3.90%, 07/15/26	3,529	3,493,737
4.00%, 10/01/27	4,246	4,176,253
4.15%, 09/15/29	3,142	3,055,533
4.20%, 04/15/27	2,787	2,762,837
4.40%, 03/15/27	3,879	3,863,274
4.90%, 03/15/35	1,985	1,904,059
4.95%, 05/15/28	3,733	3,760,132
4.95%, 06/15/28	5,594	5,630,391
4.95%, 01/15/43	2,045	1,810,224
5.00%, 05/15/44	2,025	1,793,279
5.00%, 05/15/50	9,309	8,079,959
5.15%, 02/01/43	2,581	2,337,351
5.15%, 03/15/45	3,012	2,704,302
5.25%, 04/15/29	6,337	6,429,751
5.25%, 07/01/29	2,620	2,659,115
5.30%, 04/01/44	3,629	3,335,889
5.30%, 04/15/47	4,235	3,839,565
5.35%, 05/15/45	4,488	4,137,621
5.40%, 10/01/47	6,033	5,554,756
5.50%, 06/01/27	4,248	4,312,831
5.55%, 02/15/28	4,790	4,902,665
5.55%, 05/15/34	5,460	5,507,810
5.60%, 09/01/34	5,355	5,422,929
5.75%, 02/15/33	6,490	6,680,987
5.95%, 10/01/43	1,623	1,620,121
5.95%, 05/15/54	6,624	6,546,405
6.00%, 06/15/48	5,325	5,276,534
6.05%, 12/01/26	5,730	5,858,187
6.05%, 06/01/41	2,634	2,665,411
6.05%, 09/01/54	4,395	4,388,792
6.10%, 12/01/28	1,875	1,957,229
6.10%, 02/15/42	1,915	1,943,862
6.13%, 12/15/45	4,523	4,562,821
Security	Par (000)	Value
Pipelines (continued)
6.25%, 04/15/49	$8,029	$8,200,857
6.40%, 12/01/30	3,360	3,584,051
6.50%, 02/01/42	3,057	3,224,160
6.55%, 12/01/33	6,401	6,902,511
6.63%, 10/15/36	2,385	2,584,555
7.50%, 07/01/38	2,590	2,980,762
Series 20Y, 5.80%, 06/15/38	2,064	2,090,638
EnLink Midstream LLC
5.38%, 06/01/29	530	538,212
5.65%, 09/01/34	1,210	1,224,117
EnLink Midstream Partners LP
4.85%, 07/15/26	3,655	3,655,162
5.05%, 04/01/45	1,430	1,265,655
5.45%, 06/01/47	1,355	1,259,510
5.60%, 04/01/44	1,440	1,364,298
Enterprise Products Operating LLC
2.80%, 01/31/30	5,301	4,883,650
3.13%, 07/31/29	6,741	6,362,705
3.20%, 02/15/52	4,710	3,178,712
3.30%, 02/15/53	3,745	2,555,472
3.70%, 01/31/51	5,022	3,727,404
3.95%, 02/15/27	4,657	4,622,603
3.95%, 01/31/60	4,449	3,312,744
4.15%, 10/16/28	5,831	5,766,167
4.20%, 01/31/50	5,820	4,734,728
4.25%, 02/15/48	5,825	4,806,782
4.45%, 02/15/43	5,031	4,401,553
4.60%, 01/11/27	3,570	3,583,805
4.80%, 02/01/49	5,788	5,177,422
4.85%, 01/31/34	2,950	2,915,880
4.85%, 08/15/42	3,284	3,042,842
4.85%, 03/15/44	5,697	5,236,845
4.90%, 05/15/46	4,577	4,187,567
4.95%, 02/15/35	4,700	4,662,135
4.95%, 10/15/54	2,067	1,865,741
5.10%, 02/15/45	5,179	4,866,348
5.35%, 01/31/33	4,487	4,602,186
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	3,185	3,135,788
5.55%, 02/16/55	3,020	2,997,433
5.70%, 02/15/42	1,777	1,814,522
5.95%, 02/01/41	3,389	3,561,158
6.13%, 10/15/39	3,022	3,234,510
6.45%, 09/01/40	2,690	2,970,695
7.55%, 04/15/38	2,799	3,351,294
Series D, 6.88%, 03/01/33	1,720	1,930,412
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	4,416	4,352,423
Series H, 6.65%, 10/15/34	2,050	2,283,058
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,382	2,068,927
5.00%, 08/15/42	2,925	2,638,631
5.00%, 03/01/43	2,650	2,392,151
5.40%, 09/01/44	2,590	2,433,376
5.50%, 03/01/44	3,085	2,949,004
5.63%, 09/01/41	2,012	1,958,835
5.80%, 03/15/35	2,436	2,512,571
6.38%, 03/01/41	3,116	3,276,990
6.50%, 02/01/37	1,991	2,145,477
6.50%, 09/01/39	3,002	3,208,739
6.55%, 09/15/40	2,018	2,163,932
71
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.95%, 01/15/38	$5,533	$6,134,514
7.30%, 08/15/33	2,425	2,731,398
7.40%, 03/15/31	1,241	1,391,063
7.50%, 11/15/40	2,024	2,347,472
7.75%, 03/15/32	1,646	1,870,974
Kinder Morgan Inc.
1.75%, 11/15/26	3,260	3,112,205
2.00%, 02/15/31	2,400	2,048,915
3.25%, 08/01/50	2,687	1,768,257
3.60%, 02/15/51	3,860	2,702,206
4.30%, 03/01/28	7,301	7,238,891
4.80%, 02/01/33	4,126	4,001,641
5.00%, 02/01/29	4,775	4,807,111
5.05%, 02/15/46	3,133	2,799,888
5.10%, 08/01/29	2,970	3,006,478
5.20%, 06/01/33	4,635	4,605,074
5.20%, 03/01/48	3,403	3,093,410
5.30%, 12/01/34	4,333	4,300,561
5.40%, 02/01/34	4,360	4,380,076
5.45%, 08/01/52	3,710	3,469,902
5.55%, 06/01/45	7,080	6,773,622
5.95%, 08/01/54	2,245	2,245,141
7.75%, 01/15/32	4,994	5,719,473
7.80%, 08/01/31	2,737	3,130,371
MPLX LP
1.75%, 03/01/26	7,883	7,660,162
2.65%, 08/15/30	6,738	6,003,700
4.00%, 03/15/28	6,125	6,007,865
4.13%, 03/01/27	6,462	6,396,594
4.25%, 12/01/27	4,537	4,485,610
4.50%, 04/15/38	8,635	7,679,517
4.70%, 04/15/48	7,569	6,338,797
4.80%, 02/15/29	4,455	4,462,579
4.90%, 04/15/58	1,774	1,479,366
4.95%, 09/01/32	4,445	4,370,165
4.95%, 03/14/52	6,340	5,449,073
5.00%, 03/01/33	3,425	3,363,405
5.20%, 03/01/47	4,818	4,342,146
5.20%, 12/01/47	2,911	2,630,100
5.50%, 06/01/34	5,725	5,750,794
5.50%, 02/15/49	6,511	6,088,722
5.65%, 03/01/53	2,140	2,032,521
Northwest Pipeline LLC, 4.00%, 04/01/27	2,704	2,668,480
ONEOK Inc.
3.10%, 03/15/30	2,913	2,682,235
3.25%, 06/01/30	2,727	2,519,584
3.40%, 09/01/29	3,593	3,389,210
3.95%, 03/01/50	5,349	3,961,201
4.00%, 07/13/27	3,076	3,037,809
4.20%, 10/03/47	2,748	2,149,957
4.25%, 09/24/27	1,500	1,485,460
4.25%, 09/15/46	2,188	1,735,899
4.35%, 03/15/29	3,643	3,585,669
4.40%, 10/15/29	400	392,469
4.45%, 09/01/49	3,088	2,490,165
4.50%, 03/15/50	2,066	1,674,354
4.55%, 07/15/28	4,226	4,205,528
4.75%, 10/15/31	5,460	5,369,430
4.85%, 02/01/49	2,708	2,302,711
4.95%, 07/13/47	3,415	2,983,015
5.00%, 03/01/26	4,821	4,835,749
Security	Par (000)	Value
Pipelines (continued)
5.05%, 11/01/34	$6,650	$6,484,742
5.15%, 10/15/43	2,921	2,686,456
5.20%, 07/15/48	4,234	3,829,521
5.55%, 11/01/26	4,815	4,883,370
5.65%, 11/01/28	3,715	3,826,872
5.70%, 11/01/54	3,530	3,389,789
5.80%, 11/01/30	2,675	2,784,533
5.85%, 11/01/64	1,235	1,184,731
6.00%, 06/15/35	1,289	1,346,328
6.05%, 09/01/33	6,615	6,930,222
6.10%, 11/15/32	2,135	2,249,555
6.35%, 01/15/31	3,020	3,214,769
6.63%, 09/01/53	4,525	4,872,464
7.15%, 01/15/51	2,275	2,533,044
ONEOK Partners LP
6.13%, 02/01/41	2,996	3,081,871
6.20%, 09/15/43	1,802	1,849,716
6.65%, 10/01/36	3,093	3,350,231
6.85%, 10/15/37	2,515	2,763,256
Plains All American Pipeline LP, 5.95%, 06/15/35	2,715	2,797,586
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	3,992,617
3.80%, 09/15/30	3,664	3,451,734
4.30%, 01/31/43	2,292	1,882,095
4.50%, 12/15/26	5,669	5,660,942
4.70%, 06/15/44	3,160	2,712,543
4.90%, 02/15/45	3,096	2,720,151
5.15%, 06/01/42	2,534	2,312,696
5.70%, 09/15/34	3,010	3,075,749
6.65%, 01/15/37	3,527	3,801,829
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	6,209	6,129,240
4.50%, 05/15/30	3,937	3,875,718
5.00%, 03/15/27	8,898	8,932,515
5.88%, 06/30/26	3,557	3,592,045
5.90%, 09/15/37	4,224	4,362,332
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(c)	2,370	2,371,620
5.03%, 10/01/29(c)	1,190	1,181,780
5.58%, 10/01/34(c)	5,310	5,228,084
6.18%, 10/01/54(c)	2,170	2,115,499
Spectra Energy Partners LP
3.38%, 10/15/26	3,403	3,339,438
4.50%, 03/15/45	4,522	3,795,708
5.95%, 09/25/43	2,041	2,055,255
Targa Resources Corp.
4.20%, 02/01/33	4,345	4,022,256
4.95%, 04/15/52	3,885	3,327,277
5.20%, 07/01/27	5,205	5,259,576
5.50%, 02/15/35	2,225	2,233,192
5.55%, 08/15/35	4,000	4,014,048
6.13%, 03/15/33	3,250	3,408,308
6.13%, 05/15/55	2,795	2,829,711
6.15%, 03/01/29	1,845	1,932,215
6.25%, 07/01/52	2,727	2,800,480
6.50%, 03/30/34	3,830	4,113,718
6.50%, 02/15/53	4,185	4,428,283
Schedule of Investments
72

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	$5,005	$4,625,716
4.88%, 02/01/31	4,670	4,582,420
5.00%, 01/15/28	6,080	6,084,495
5.50%, 03/01/30	6,135	6,206,451
6.50%, 07/15/27	4,920	4,947,558
6.88%, 01/15/29	2,960	3,030,837
TC PipeLines LP, 3.90%, 05/25/27	5,425	5,337,943
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,363	2,468,010
7.00%, 10/15/28	1,810	1,936,111
7.63%, 04/01/37	740	866,187
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,502	1,664,564
TransCanada PipeLines Ltd.
4.10%, 04/15/30	2,625	2,524,985
4.25%, 05/15/28	7,759	7,654,826
4.63%, 03/01/34	5,524	5,253,304
5.00%, 10/16/43	20	18,481
5.10%, 03/15/49	3,593	3,372,510
5.60%, 03/31/34	2,101	2,133,109
5.85%, 03/15/36	2,553	2,638,026
6.10%, 06/01/40	3,291	3,415,750
6.20%, 10/15/37	6,003	6,289,782
7.25%, 08/15/38	3,691	4,231,208
7.63%, 01/15/39	4,279	5,015,830
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	4,174	3,864,852
3.95%, 05/15/50	2,394	1,847,428
4.00%, 03/15/28	2,329	2,284,328
4.45%, 08/01/42	2,043	1,760,328
4.60%, 03/15/48	2,865	2,472,622
5.40%, 08/15/41	1,857	1,814,814
Valero Energy Partners LP, 4.50%, 03/15/28	4,110	4,095,237
Western Midstream Operating LP
4.05%, 02/01/30	4,220	4,018,944
4.50%, 03/01/28	1,154	1,143,111
4.65%, 07/01/26	1,350	1,348,640
4.75%, 08/15/28	1,305	1,298,776
5.25%, 02/01/50	4,180	3,682,973
5.30%, 03/01/48	3,175	2,795,528
5.45%, 11/15/34	3,480	3,437,132
5.45%, 04/01/44	1,635	1,491,489
5.50%, 08/15/48	2,590	2,322,390
6.15%, 04/01/33	3,510	3,637,791
6.35%, 01/15/29	2,020	2,111,523
Williams Companies Inc. (The)
2.60%, 03/15/31	8,467	7,428,974
3.50%, 11/15/30	3,464	3,232,553
3.50%, 10/15/51	3,285	2,298,872
3.75%, 06/15/27	7,539	7,393,839
4.65%, 08/15/32	4,705	4,557,554
4.80%, 11/15/29	1,505	1,503,747
4.85%, 03/01/48	3,721	3,262,939
4.90%, 03/15/29	4,920	4,941,340
4.90%, 01/15/45	2,476	2,223,804
5.10%, 09/15/45	3,958	3,631,372
5.15%, 03/15/34	3,710	3,675,789
5.30%, 08/15/28	5,855	5,965,543
5.30%, 08/15/52	3,215	3,006,276
Security	Par (000)	Value
Pipelines (continued)
5.40%, 03/02/26	$2,580	$2,599,871
5.40%, 03/04/44	2,471	2,379,533
5.60%, 03/15/35	2,605	2,665,270
5.65%, 03/15/33	4,645	4,774,597
5.75%, 06/24/44	3,021	3,014,261
5.80%, 11/15/43	1,940	1,943,539
5.80%, 11/15/54	760	761,380
6.00%, 03/15/55	1,070	1,100,882
6.30%, 04/15/40	5,614	5,954,891
8.75%, 03/15/32	1,535	1,840,575
Series A, 7.50%, 01/15/31	1,750	1,954,243
		1,095,634,162
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	1,500	1,514,395
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(b)	3,113	2,694,329
4.88%, 03/01/26	4,869	4,870,620
5.50%, 04/01/29	1,320	1,353,124
5.95%, 08/15/34	2,865	2,997,230
Jones Lang LaSalle Inc., 6.88%, 12/01/28	990	1,057,629
		12,972,932
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,470	2,272,857
2.60%, 06/15/33	1,641	1,349,097
2.90%, 10/01/30	1,374	1,238,829
4.80%, 10/01/32	635	622,207
5.63%, 06/15/34	680	695,824
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	4,420	3,485,472
2.00%, 05/18/32	4,216	3,444,061
2.75%, 12/15/29	2,247	2,052,225
2.95%, 03/15/34	3,350	2,813,133
3.00%, 05/18/51	4,040	2,554,584
3.38%, 08/15/31	3,185	2,911,283
3.55%, 03/15/52	4,180	2,939,902
3.80%, 04/15/26	2,331	2,311,584
3.95%, 01/15/27	1,182	1,169,397
3.95%, 01/15/28	2,347	2,307,833
4.00%, 02/01/50	3,452	2,655,787
4.50%, 07/30/29	1,711	1,687,623
4.70%, 07/01/30	2,332	2,306,193
4.75%, 04/15/35	2,050	1,967,934
4.85%, 04/15/49	1,523	1,347,818
4.90%, 12/15/30	3,175	3,178,886
5.15%, 04/15/53	2,275	2,090,250
5.25%, 05/15/36	1,190	1,179,083
5.50%, 10/01/35	2,100	2,131,360
5.63%, 05/15/54	2,620	2,576,561
American Assets Trust LP
3.38%, 02/01/31	1,500	1,329,682
6.15%, 10/01/34	750	752,869
American Homes 4 Rent LP
2.38%, 07/15/31	970	834,444
3.38%, 07/15/51	2,255	1,539,539
3.63%, 04/15/32	585	534,501
4.25%, 02/15/28	2,985	2,944,159
4.30%, 04/15/52	640	517,298
4.90%, 02/15/29	1,896	1,903,186
73
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 03/15/35	$525	$522,293
5.50%, 02/01/34	2,735	2,775,693
5.50%, 07/15/34	2,200	2,225,238
American Tower Corp.
1.45%, 09/15/26	4,202	4,010,086
1.50%, 01/31/28	3,723	3,415,007
1.60%, 04/15/26	3,896	3,770,241
1.88%, 10/15/30	3,441	2,935,380
2.10%, 06/15/30	4,117	3,588,514
2.30%, 09/15/31	3,465	2,951,817
2.70%, 04/15/31	3,637	3,209,380
2.75%, 01/15/27	4,093	3,958,344
2.90%, 01/15/30	8,415	7,704,657
2.95%, 01/15/51	4,565	2,938,812
3.10%, 06/15/50	4,710	3,118,077
3.13%, 01/15/27	2,428	2,363,857
3.38%, 10/15/26	5,872	5,764,269
3.55%, 07/15/27	3,581	3,494,893
3.60%, 01/15/28	3,961	3,853,574
3.65%, 03/15/27	3,090	3,032,465
3.70%, 10/15/49	2,681	2,004,573
3.80%, 08/15/29	7,973	7,650,272
3.95%, 03/15/29	3,448	3,341,824
4.05%, 03/15/32	3,540	3,339,529
5.00%, 01/31/30	925	932,519
5.20%, 02/15/29	2,770	2,809,527
5.25%, 07/15/28	2,940	2,992,929
5.40%, 01/31/35	2,895	2,930,773
5.45%, 02/15/34	3,370	3,442,379
5.50%, 03/15/28	3,460	3,539,048
5.55%, 07/15/33	4,361	4,470,588
5.65%, 03/15/33	4,145	4,277,626
5.80%, 11/15/28	4,045	4,191,928
5.90%, 11/15/33	3,485	3,655,209
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	1,195	1,175,563
AvalonBay Communities Inc.
1.90%, 12/01/28	2,235	2,033,736
2.05%, 01/15/32(b)	3,055	2,592,114
2.30%, 03/01/30	3,778	3,387,678
2.45%, 01/15/31	2,774	2,450,881
2.90%, 10/15/26	1,812	1,768,050
2.95%, 05/11/26	3,669	3,606,108
3.20%, 01/15/28	2,423	2,342,996
3.30%, 06/01/29	1,988	1,888,245
3.35%, 05/15/27	1,777	1,733,478
3.90%, 10/15/46	1,275	1,033,465
4.15%, 07/01/47	1,090	912,659
4.35%, 04/15/48	1,765	1,524,552
5.00%, 02/15/33	1,400	1,404,708
5.30%, 12/07/33	2,190	2,237,134
5.35%, 06/01/34	735	752,380
Boston Properties LP
2.45%, 10/01/33	6,240	4,906,587
2.55%, 04/01/32	5,315	4,391,989
2.75%, 10/01/26	5,031	4,871,319
2.90%, 03/15/30	3,852	3,466,916
3.25%, 01/30/31(b)	5,451	4,887,025
3.40%, 06/21/29	3,710	3,468,047
4.50%, 12/01/28	5,287	5,196,028
5.75%, 01/15/35	2,870	2,852,127
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.50%, 01/15/34(b)	$2,025	$2,146,240
6.75%, 12/01/27	2,765	2,893,137
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,158	1,074,091
2.50%, 08/16/31	2,535	2,178,935
3.90%, 03/15/27	1,336	1,313,551
4.05%, 07/01/30	3,752	3,596,039
4.13%, 06/15/26	2,733	2,713,814
4.13%, 05/15/29	2,964	2,878,936
5.50%, 02/15/34	1,930	1,954,316
5.75%, 02/15/35	763	786,207
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,262	1,921,652
Camden Property Trust
2.80%, 05/15/30	3,780	3,451,320
3.15%, 07/01/29	3,642	3,431,698
3.35%, 11/01/49	2,200	1,571,011
4.10%, 10/15/28	2,237	2,200,035
4.90%, 01/15/34	1,150	1,140,924
5.85%, 11/03/26	2,030	2,074,406
COPT Defense Properties LP
2.00%, 01/15/29	2,179	1,942,150
2.25%, 03/15/26	1,570	1,527,666
2.75%, 04/15/31	2,285	1,968,563
2.90%, 12/01/33	2,060	1,675,713
Cousins Properties LP
5.38%, 02/15/32	410	409,067
5.88%, 10/01/34	2,350	2,395,626
Crown Castle Inc.
1.05%, 07/15/26	5,590	5,317,698
2.10%, 04/01/31	5,467	4,630,638
2.25%, 01/15/31	4,707	4,043,877
2.50%, 07/15/31	1,755	1,508,567
2.90%, 03/15/27	4,165	4,024,555
2.90%, 04/01/41	5,795	4,170,046
3.10%, 11/15/29	2,563	2,366,789
3.25%, 01/15/51	3,915	2,629,229
3.30%, 07/01/30	5,100	4,702,317
3.65%, 09/01/27	5,640	5,496,457
3.70%, 06/15/26	4,519	4,464,626
3.80%, 02/15/28	6,636	6,472,710
4.00%, 03/01/27	3,130	3,092,953
4.00%, 11/15/49	1,813	1,398,591
4.15%, 07/01/50	2,308	1,817,562
4.30%, 02/15/29	3,865	3,789,223
4.75%, 05/15/47	1,998	1,749,822
4.80%, 09/01/28	4,095	4,095,667
4.90%, 09/01/29	3,725	3,728,392
5.00%, 01/11/28	6,360	6,410,241
5.10%, 05/01/33	3,595	3,569,630
5.20%, 09/01/34	3,800	3,769,662
5.20%, 02/15/49	2,253	2,073,872
5.60%, 06/01/29	4,540	4,665,681
5.80%, 03/01/34	4,525	4,691,414
CubeSmart LP
2.00%, 02/15/31	1,935	1,644,002
2.25%, 12/15/28	2,532	2,318,347
2.50%, 02/15/32	2,635	2,241,421
3.00%, 02/15/30	1,450	1,329,131
3.13%, 09/01/26	3,262	3,189,912
4.38%, 02/15/29	1,956	1,925,186
Schedule of Investments
74

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.60%, 07/01/29	$4,754	$4,550,125
3.70%, 08/15/27	4,445	4,350,933
4.45%, 07/15/28	2,885	2,863,311
5.55%, 01/15/28	4,642	4,749,431
DOC DR LLC
2.63%, 11/01/31	2,673	2,312,223
3.95%, 01/15/28	2,603	2,551,436
4.30%, 03/15/27	1,336	1,327,761
EPR Properties
3.60%, 11/15/31	75	67,335
3.75%, 08/15/29	1,900	1,782,992
4.50%, 06/01/27	1,500	1,482,648
4.75%, 12/15/26	1,500	1,492,458
4.95%, 04/15/28	1,000	993,880
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,590	2,650,746
Equinix Inc.
1.45%, 05/15/26	4,097	3,949,373
1.55%, 03/15/28	2,708	2,474,136
1.80%, 07/15/27	3,323	3,116,826
2.00%, 05/15/28	2,523	2,327,327
2.15%, 07/15/30	3,340	2,923,364
2.50%, 05/15/31	2,695	2,346,425
2.90%, 11/18/26	3,518	3,421,624
2.95%, 09/15/51	2,525	1,605,341
3.00%, 07/15/50	2,639	1,709,504
3.20%, 11/18/29	6,527	6,087,159
3.40%, 02/15/52	2,515	1,749,959
3.90%, 04/15/32	3,660	3,427,746
ERP Operating LP
1.85%, 08/01/31	1,535	1,296,526
2.50%, 02/15/30	3,008	2,715,226
2.85%, 11/01/26	2,286	2,227,358
3.00%, 07/01/29	3,073	2,871,551
3.25%, 08/01/27	2,159	2,098,605
3.50%, 03/01/28	3,898	3,788,837
4.00%, 08/01/47	1,341	1,079,987
4.15%, 12/01/28	2,505	2,469,763
4.50%, 07/01/44	1,820	1,614,450
4.50%, 06/01/45	1,800	1,569,256
4.65%, 09/15/34	1,410	1,360,811
Essential Properties LP, 2.95%, 07/15/31	2,077	1,798,875
Essex Portfolio LP
1.65%, 01/15/31	1,590	1,330,536
1.70%, 03/01/28	1,690	1,549,443
2.55%, 06/15/31	1,220	1,064,265
2.65%, 03/15/32	3,288	2,834,036
2.65%, 09/01/50(b)	1,260	754,442
3.00%, 01/15/30	3,490	3,207,529
3.38%, 04/15/26	2,344	2,313,958
3.63%, 05/01/27	2,120	2,077,947
4.00%, 03/01/29	2,156	2,098,416
4.50%, 03/15/48	2,135	1,824,729
5.38%, 04/01/35	785	794,353
5.50%, 04/01/34	1,900	1,934,594
Extra Space Storage LP
2.20%, 10/15/30	2,691	2,342,924
2.35%, 03/15/32	2,150	1,800,291
2.40%, 10/15/31	3,180	2,712,278
2.55%, 06/01/31	2,375	2,068,014
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 07/01/26	$2,329	$2,297,073
3.88%, 12/15/27	3,421	3,355,919
3.90%, 04/01/29	1,170	1,130,566
4.00%, 06/15/29	2,503	2,427,338
5.35%, 01/15/35	1,220	1,228,644
5.40%, 02/01/34	2,080	2,108,136
5.50%, 07/01/30	3,480	3,580,679
5.70%, 04/01/28	2,265	2,327,047
5.90%, 01/15/31	2,110	2,210,317
Federal Realty OP LP
3.20%, 06/15/29	1,863	1,749,187
3.25%, 07/15/27	2,799	2,716,933
3.50%, 06/01/30	721	676,299
4.50%, 12/01/44	2,076	1,805,672
5.38%, 05/01/28	2,085	2,125,692
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	3,995	3,484,786
4.00%, 01/15/30	3,458	3,276,467
4.00%, 01/15/31	3,942	3,678,699
5.30%, 01/15/29	3,570	3,584,707
5.38%, 04/15/26	5,358	5,375,608
5.63%, 09/15/34	2,560	2,555,508
5.75%, 06/01/28	2,719	2,771,676
6.25%, 09/15/54	2,135	2,170,221
6.75%, 12/01/33	2,020	2,168,661
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,533	2,129,854
3.10%, 02/15/30	2,160	1,977,606
3.50%, 08/01/26	2,712	2,669,223
3.75%, 07/01/27	2,643	2,583,293
Healthpeak OP LLC
1.35%, 02/01/27	3,275	3,081,363
2.13%, 12/01/28	3,315	3,026,871
2.88%, 01/15/31	2,273	2,033,704
3.00%, 01/15/30	4,249	3,911,098
3.25%, 07/15/26	3,872	3,808,884
3.50%, 07/15/29	2,466	2,340,767
5.25%, 12/15/32	3,325	3,367,353
5.38%, 02/15/35	810	815,889
6.75%, 02/01/41	1,828	2,040,162
Highwoods Realty LP
2.60%, 02/01/31	841	718,003
3.05%, 02/15/30	1,802	1,617,029
3.88%, 03/01/27	1,470	1,440,792
4.13%, 03/15/28	1,608	1,566,538
4.20%, 04/15/29	1,610	1,550,210
7.65%, 02/01/34	535	601,968
Host Hotels & Resorts LP
5.50%, 04/15/35	2,005	1,989,719
5.70%, 07/01/34	2,730	2,756,285
Series H, 3.38%, 12/15/29	3,889	3,617,220
Series I, 3.50%, 09/15/30	1,520	1,398,416
Series J, 2.90%, 12/15/31	2,265	1,974,934
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,903	1,589,281
2.30%, 11/15/28	3,160	2,898,221
2.70%, 01/15/34	1,855	1,514,012
4.15%, 04/15/32	2,670	2,507,758
4.88%, 02/01/35	915	883,400
5.45%, 08/15/30	2,315	2,373,746
5.50%, 08/15/33	1,545	1,567,855
75
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP
2.50%, 11/15/32	$3,128	$2,470,773
2.65%, 11/15/33	3,235	2,523,411
3.05%, 02/15/30	2,789	2,480,618
4.25%, 08/15/29	2,293	2,184,011
4.75%, 12/15/28	2,949	2,897,196
6.25%, 01/15/36	820	822,760
Kimco Realty OP LLC
1.90%, 03/01/28	1,683	1,556,085
2.25%, 12/01/31	1,276	1,087,135
2.70%, 10/01/30	1,685	1,517,111
2.80%, 10/01/26	2,625	2,558,396
3.20%, 04/01/32	561	502,027
3.70%, 10/01/49	1,057	790,641
3.80%, 04/01/27	2,659	2,623,125
4.13%, 12/01/46	1,101	894,375
4.25%, 04/01/45	1,997	1,671,600
4.45%, 09/01/47	2,455	2,085,167
4.60%, 02/01/33	3,065	2,974,931
4.85%, 03/01/35(b)	1,180	1,142,788
6.40%, 03/01/34	2,382	2,581,792
Kite Realty Group LP
4.00%, 10/01/26	2,117	2,097,131
4.95%, 12/15/31	790	778,252
5.50%, 03/01/34	350	354,493
Kite Realty Group Trust, 4.75%, 09/15/30	2,395	2,367,133
LXP Industrial Trust
2.38%, 10/01/31	665	556,755
2.70%, 09/15/30	868	765,629
6.75%, 11/15/28	1,435	1,519,779
Mid-America Apartments LP
1.10%, 09/15/26	2,645	2,513,677
1.70%, 02/15/31	3,071	2,593,833
2.75%, 03/15/30	1,755	1,597,949
2.88%, 09/15/51	1,370	884,321
3.60%, 06/01/27	3,560	3,488,199
3.95%, 03/15/29	3,130	3,045,914
4.20%, 06/15/28	2,083	2,057,473
4.95%, 03/01/35	500	493,760
5.00%, 03/15/34	920	915,370
5.30%, 02/15/32	1,535	1,564,106
National Health Investors Inc., 3.00%, 02/01/31	2,343	2,049,178
NNN REIT Inc.
2.50%, 04/15/30	2,622	2,335,449
3.00%, 04/15/52	2,148	1,350,845
3.10%, 04/15/50(b)	2,222	1,446,030
3.50%, 10/15/27	2,080	2,024,848
3.50%, 04/15/51	2,647	1,854,507
3.60%, 12/15/26	2,367	2,334,550
4.30%, 10/15/28	1,940	1,915,412
4.80%, 10/15/48	1,175	1,024,715
5.50%, 06/15/34	1,680	1,707,327
5.60%, 10/15/33	2,105	2,148,620
Omega Healthcare Investors Inc.
3.25%, 04/15/33	3,443	2,948,497
3.38%, 02/01/31	3,079	2,781,867
3.63%, 10/01/29	2,547	2,387,872
4.50%, 04/01/27	3,510	3,490,099
4.75%, 01/15/28	2,822	2,815,136
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	$2,290	$1,968,580
4.95%, 01/15/35	800	768,378
5.75%, 07/15/34	1,280	1,304,604
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	612,015
3.15%, 08/15/30	2,088	1,821,025
6.88%, 07/15/29	200	207,607
9.25%, 07/20/28(b)	650	718,184
Prologis LP
1.25%, 10/15/30	3,368	2,815,216
1.63%, 03/15/31	2,524	2,114,138
1.75%, 07/01/30	2,092	1,799,556
1.75%, 02/01/31	2,580	2,186,261
2.13%, 04/15/27	2,916	2,781,423
2.13%, 10/15/50	3,157	1,728,342
2.25%, 04/15/30	4,032	3,590,423
2.25%, 01/15/32	3,307	2,818,366
2.88%, 11/15/29	1,980	1,841,430
3.00%, 04/15/50	3,738	2,492,577
3.05%, 03/01/50	2,093	1,407,739
3.25%, 06/30/26	1,204	1,186,404
3.25%, 10/01/26	4,240	4,163,568
3.38%, 12/15/27	2,320	2,258,183
3.88%, 09/15/28	2,217	2,173,359
4.00%, 09/15/28	2,301	2,260,147
4.38%, 02/01/29	2,016	2,003,999
4.38%, 09/15/48	1,064	907,379
4.63%, 01/15/33	2,980	2,927,343
4.75%, 06/15/33	2,278	2,244,247
4.88%, 06/15/28	3,925	3,967,009
5.00%, 03/15/34	2,899	2,900,226
5.00%, 01/31/35	2,120	2,116,403
5.13%, 01/15/34	3,020	3,043,030
5.25%, 06/15/53	4,080	3,970,410
5.25%, 03/15/54	3,635	3,536,846
Public Storage Operating Co.
1.50%, 11/09/26	4,572	4,357,986
1.85%, 05/01/28	3,180	2,942,725
1.95%, 11/09/28	3,210	2,937,009
2.25%, 11/09/31	3,100	2,659,561
2.30%, 05/01/31	3,180	2,772,927
3.09%, 09/15/27	2,610	2,525,577
3.39%, 05/01/29	3,056	2,923,516
5.10%, 08/01/33	1,070	1,083,245
5.13%, 01/15/29	2,811	2,871,226
5.35%, 08/01/53	3,429	3,368,593
Rayonier LP, 2.75%, 05/17/31	2,582	2,247,181
Realty Income Corp.
0.75%, 03/15/26	2,023	1,944,143
1.80%, 03/15/33	2,078	1,632,859
2.10%, 03/15/28	2,506	2,332,046
2.20%, 06/15/28	1,970	1,825,555
2.70%, 02/15/32	1,655	1,435,246
2.85%, 12/15/32	2,136	1,841,066
3.00%, 01/15/27	3,269	3,180,138
3.10%, 12/15/29	2,959	2,757,403
3.20%, 02/15/31	1,490	1,362,012
3.25%, 06/15/29	1,902	1,800,316
3.25%, 01/15/31	5,299	4,876,228
Schedule of Investments
76

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.40%, 01/15/28	$2,955	$2,869,204
3.40%, 01/15/30	2,530	2,375,267
3.65%, 01/15/28	2,989	2,923,436
3.95%, 08/15/27	3,421	3,378,773
4.00%, 07/15/29	2,242	2,177,849
4.13%, 10/15/26	3,141	3,123,164
4.65%, 03/15/47	3,174	2,827,141
4.70%, 12/15/28	2,150	2,154,533
4.75%, 02/15/29	2,425	2,431,330
4.85%, 03/15/30	1,680	1,687,783
4.88%, 06/01/26	3,739	3,748,005
4.90%, 07/15/33	3,505	3,452,688
5.13%, 02/15/34	3,055	3,054,760
5.38%, 09/01/54	875	854,929
5.63%, 10/13/32	3,090	3,201,590
Regency Centers LP
2.95%, 09/15/29	2,270	2,114,009
3.60%, 02/01/27	996	978,359
3.70%, 06/15/30	1,513	1,434,448
4.13%, 03/15/28	1,861	1,835,724
4.40%, 02/01/47	1,923	1,636,087
4.65%, 03/15/49	1,886	1,649,270
5.10%, 01/15/35	735	730,800
5.25%, 01/15/34	1,030	1,033,990
Rexford Industrial Realty LP
2.13%, 12/01/30	2,288	1,958,079
2.15%, 09/01/31	2,255	1,897,222
5.00%, 06/15/28	1,640	1,650,091
Sabra Health Care LP
3.20%, 12/01/31	3,907	3,430,285
3.90%, 10/15/29	2,388	2,273,327
5.13%, 08/15/26	5,386	5,403,555
Safehold GL Holdings LLC
2.80%, 06/15/31	2,565	2,248,319
2.85%, 01/15/32	1,115	962,748
5.65%, 01/15/35	1,400	1,396,337
6.10%, 04/01/34	905	941,736
Simon Property Group LP
1.38%, 01/15/27	3,514	3,322,485
1.75%, 02/01/28	3,615	3,357,238
2.20%, 02/01/31	3,374	2,929,487
2.25%, 01/15/32(b)	3,610	3,061,028
2.45%, 09/13/29	6,608	6,031,436
2.65%, 07/15/30	2,378	2,156,231
2.65%, 02/01/32	2,825	2,450,613
3.25%, 11/30/26	4,563	4,472,220
3.25%, 09/13/49	5,753	3,992,989
3.38%, 06/15/27	3,122	3,053,963
3.38%, 12/01/27	4,948	4,815,232
3.80%, 07/15/50	3,605	2,736,602
4.25%, 10/01/44	1,980	1,669,449
4.25%, 11/30/46	2,437	2,066,102
4.75%, 09/26/34	2,435	2,355,165
4.75%, 03/15/42	2,826	2,591,130
5.50%, 03/08/33	2,950	3,037,506
5.85%, 03/08/53	2,935	3,033,948
6.25%, 01/15/34	1,245	1,342,239
6.65%, 01/15/54	2,994	3,431,549
6.75%, 02/01/40	2,758	3,146,457
Store Capital LLC
2.70%, 12/01/31	2,060	1,757,371
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 11/18/30	$1,454	$1,272,397
4.50%, 03/15/28	1,827	1,795,232
4.63%, 03/15/29	1,906	1,869,155
Sun Communities Operating LP
2.30%, 11/01/28	1,233	1,135,701
2.70%, 07/15/31	3,462	3,003,902
4.20%, 04/15/32	2,310	2,162,242
5.50%, 01/15/29	1,745	1,783,310
5.70%, 01/15/33	2,155	2,203,904
Tanger Properties LP
2.75%, 09/01/31	1,990	1,721,138
3.13%, 09/01/26	2,058	2,008,693
3.88%, 07/15/27	1,671	1,636,931
UDR Inc.
1.90%, 03/15/33	2,075	1,635,051
2.10%, 08/01/32	1,955	1,596,770
2.10%, 06/15/33	1,120	888,196
2.95%, 09/01/26	1,875	1,830,542
3.00%, 08/15/31	2,668	2,381,749
3.10%, 11/01/34	1,778	1,494,938
3.20%, 01/15/30	3,333	3,102,208
3.50%, 07/01/27	1,858	1,812,300
3.50%, 01/15/28	1,440	1,392,992
4.40%, 01/26/29	2,090	2,061,170
5.13%, 09/01/34	1,130	1,121,559
Ventas Realty LP
2.50%, 09/01/31	3,470	2,999,705
3.00%, 01/15/30	3,160	2,914,249
3.25%, 10/15/26	1,404	1,374,470
3.85%, 04/01/27	1,760	1,732,622
4.00%, 03/01/28	1,758	1,726,692
4.38%, 02/01/45	1,208	1,020,826
4.40%, 01/15/29	2,354	2,323,108
4.75%, 11/15/30	1,255	1,247,144
4.88%, 04/15/49	1,577	1,411,029
5.00%, 01/15/35	1,600	1,564,968
5.63%, 07/01/34	1,745	1,795,132
5.70%, 09/30/43	1,800	1,806,028
VICI Properties LP
4.75%, 02/15/28	6,305	6,316,063
4.95%, 02/15/30	5,045	5,020,536
5.13%, 11/15/31	1,945	1,932,168
5.13%, 05/15/32	6,790	6,698,134
5.63%, 05/15/52	3,963	3,767,851
5.75%, 04/01/34	1,210	1,234,514
6.13%, 04/01/54	2,810	2,875,763
Welltower OP LLC
2.05%, 01/15/29	2,423	2,203,704
2.70%, 02/15/27	4,199	4,061,243
2.75%, 01/15/31	2,001	1,784,669
2.75%, 01/15/32	2,535	2,209,485
2.80%, 06/01/31	3,925	3,490,852
3.10%, 01/15/30	3,735	3,465,940
3.85%, 06/15/32	2,260	2,107,852
4.13%, 03/15/29	3,041	2,979,097
4.25%, 04/01/26	4,672	4,660,225
4.25%, 04/15/28	4,023	3,981,823
4.95%, 09/01/48	1,475	1,385,871
6.50%, 03/15/41	2,497	2,757,704
Weyerhaeuser Co.
3.38%, 03/09/33	1,170	1,034,698
77
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 11/15/29	$3,374	$3,265,288
4.00%, 04/15/30	4,020	3,865,310
4.00%, 03/09/52	2,044	1,568,386
4.75%, 05/15/26	3,887	3,894,284
6.95%, 10/01/27	2,929	3,095,643
7.38%, 03/15/32	3,683	4,163,674
WP Carey Inc.
2.25%, 04/01/33	1,950	1,573,750
2.40%, 02/01/31	2,903	2,519,620
2.45%, 02/01/32	2,770	2,350,723
3.85%, 07/15/29	3,081	2,974,323
4.25%, 10/01/26	2,170	2,157,832
5.38%, 06/30/34	1,690	1,698,352
		1,170,834,585
Retail — 0.6%
AutoNation Inc.
1.95%, 08/01/28	1,257	1,138,770
2.40%, 08/01/31	2,355	1,985,153
3.80%, 11/15/27	2,107	2,054,250
3.85%, 03/01/32	3,120	2,839,349
4.75%, 06/01/30	2,668	2,623,604
5.89%, 03/15/35	485	493,781
AutoZone Inc.
1.65%, 01/15/31	1,351	1,135,734
3.13%, 04/21/26	3,048	3,001,727
3.75%, 06/01/27	3,739	3,676,753
3.75%, 04/18/29	2,500	2,412,884
4.00%, 04/15/30	3,725	3,590,217
4.50%, 02/01/28	2,865	2,869,118
4.75%, 08/01/32	3,360	3,304,447
4.75%, 02/01/33	2,345	2,295,688
5.05%, 07/15/26	2,455	2,472,418
5.10%, 07/15/29	2,465	2,500,011
5.20%, 08/01/33	1,285	1,292,468
5.40%, 07/15/34(b)	2,815	2,861,880
6.25%, 11/01/28	2,565	2,700,294
6.55%, 11/01/33	2,265	2,480,433
Best Buy Co. Inc.
1.95%, 10/01/30	4,014	3,438,920
4.45%, 10/01/28	3,314	3,297,211
Costco Wholesale Corp.
1.38%, 06/20/27	6,416	6,018,496
1.60%, 04/20/30	8,209	7,153,833
1.75%, 04/20/32	4,625	3,850,552
3.00%, 05/18/27	5,452	5,318,496
Darden Restaurants Inc.
3.85%, 05/01/27	3,539	3,478,613
4.35%, 10/15/27	1,900	1,887,665
4.55%, 10/15/29	2,260	2,229,539
4.55%, 02/15/48	2,665	2,232,305
6.30%, 10/10/33	1,420	1,510,208
Dick's Sporting Goods Inc.
3.15%, 01/15/32(b)	3,600	3,203,513
4.10%, 01/15/52	5,020	3,742,033
Dollar General Corp.
3.50%, 04/03/30	3,538	3,297,739
3.88%, 04/15/27	3,331	3,276,708
4.13%, 05/01/28	2,477	2,434,783
4.13%, 04/03/50	3,170	2,403,041
4.63%, 11/01/27	2,782	2,781,659
5.00%, 11/01/32(b)	4,235	4,153,717
Security	Par (000)	Value
Retail (continued)
5.20%, 07/05/28	$1,885	$1,913,473
5.45%, 07/05/33(b)	2,395	2,412,621
5.50%, 11/01/52(b)	1,501	1,385,948
Dollar Tree Inc.
2.65%, 12/01/31	3,885	3,351,461
3.38%, 12/01/51	3,715	2,425,374
4.20%, 05/15/28	6,198	6,097,331
Ferguson Enterprises Inc., 5.00%, 10/03/34	130	127,277
Genuine Parts Co.
1.88%, 11/01/30	3,300	2,800,702
2.75%, 02/01/32	1,190	1,023,383
4.95%, 08/15/29	3,025	3,030,631
6.50%, 11/01/28	2,495	2,635,816
6.88%, 11/01/33(b)	1,960	2,188,126
Home Depot Inc. (The)
0.90%, 03/15/28	3,792	3,437,532
1.38%, 03/15/31	7,135	5,915,119
1.50%, 09/15/28	2,490	2,260,126
1.88%, 09/15/31	3,390	2,860,007
2.13%, 09/15/26	5,215	5,051,913
2.38%, 03/15/51	5,575	3,265,781
2.50%, 04/15/27	4,489	4,326,480
2.70%, 04/15/30	7,311	6,683,115
2.75%, 09/15/51	4,160	2,626,056
2.80%, 09/14/27	4,984	4,808,000
2.88%, 04/15/27	3,810	3,705,296
2.95%, 06/15/29	5,516	5,185,608
3.00%, 04/01/26	6,397	6,315,018
3.13%, 12/15/49	5,884	4,080,954
3.25%, 04/15/32	7,175	6,526,248
3.30%, 04/15/40	4,877	3,903,921
3.35%, 04/15/50	6,331	4,573,757
3.50%, 09/15/56	4,385	3,140,146
3.63%, 04/15/52	7,035	5,282,880
3.90%, 12/06/28	5,808	5,711,950
3.90%, 06/15/47	5,401	4,349,690
4.20%, 04/01/43	5,004	4,336,376
4.25%, 04/01/46	6,830	5,850,929
4.40%, 03/15/45	4,757	4,188,041
4.50%, 09/15/32	2,590	2,558,984
4.50%, 12/06/48	7,243	6,362,688
4.75%, 06/25/29	4,185	4,226,847
4.85%, 06/25/31	4,815	4,871,989
4.88%, 06/25/27	4,470	4,522,997
4.88%, 02/15/44	4,990	4,693,898
4.90%, 04/15/29	3,110	3,164,635
4.95%, 09/30/26	3,750	3,788,765
4.95%, 06/25/34	6,200	6,236,715
4.95%, 09/15/52	3,750	3,517,906
5.15%, 06/25/26	6,285	6,358,157
5.30%, 06/25/54	2,225	2,195,830
5.40%, 09/15/40	2,893	2,949,634
5.40%, 06/25/64	1,358	1,340,657
5.88%, 12/16/36	13,875	14,890,961
5.95%, 04/01/41	4,595	4,922,657
Lowe's Companies Inc.
1.30%, 04/15/28	4,947	4,486,143
1.70%, 09/15/28	4,913	4,462,544
1.70%, 10/15/30	5,103	4,347,080
2.50%, 04/15/26	4,547	4,451,702
2.63%, 04/01/31	7,207	6,386,545
Schedule of Investments
78

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.80%, 09/15/41	$4,641	$3,273,210
3.00%, 10/15/50	7,563	4,859,697
3.10%, 05/03/27	5,991	5,821,613
3.35%, 04/01/27	3,143	3,072,272
3.50%, 04/01/51	2,702	1,911,463
3.65%, 04/05/29	6,743	6,499,032
3.70%, 04/15/46	5,836	4,452,816
3.75%, 04/01/32	6,060	5,638,334
4.05%, 05/03/47	6,894	5,523,698
4.25%, 04/01/52	6,140	4,939,225
4.38%, 09/15/45	2,440	2,084,042
4.45%, 04/01/62	4,210	3,371,476
4.50%, 04/15/30	5,889	5,847,514
4.55%, 04/05/49	2,413	2,050,237
4.65%, 04/15/42	2,740	2,471,085
4.80%, 04/01/26	3,630	3,644,118
5.00%, 04/15/33	4,330	4,336,850
5.00%, 04/15/40	2,176	2,076,568
5.13%, 04/15/50	2,355	2,185,795
5.15%, 07/01/33	3,975	4,019,771
5.50%, 10/15/35	1,553	1,607,240
5.63%, 04/15/53	6,775	6,705,861
5.75%, 07/01/53	2,175	2,187,816
5.80%, 09/15/62	4,315	4,327,918
5.85%, 04/01/63	3,030	3,050,902
6.50%, 03/15/29	3,495	3,751,940
McDonald's Corp.
2.13%, 03/01/30	4,750	4,227,537
2.63%, 09/01/29	5,068	4,693,491
3.50%, 03/01/27	5,269	5,178,666
3.50%, 07/01/27	4,998	4,899,388
3.60%, 07/01/30	4,695	4,473,226
3.63%, 05/01/43	2,331	1,842,167
3.63%, 09/01/49	8,077	6,052,560
3.70%, 02/15/42	2,856	2,301,006
3.80%, 04/01/28	5,241	5,138,217
4.20%, 04/01/50	3,356	2,737,215
4.45%, 03/01/47	4,409	3,809,605
4.45%, 09/01/48	3,190	2,738,237
4.60%, 05/15/30	1,600	1,600,961
4.60%, 09/09/32	1,425	1,415,413
4.60%, 05/26/45	2,819	2,512,614
4.70%, 12/09/35	3,371	3,281,435
4.80%, 08/14/28	2,890	2,920,033
4.88%, 07/15/40	1,247	1,181,981
4.88%, 12/09/45	7,080	6,512,725
4.95%, 08/14/33(b)	2,995	3,025,331
4.95%, 03/03/35	1,600	1,596,327
5.00%, 05/17/29	1,890	1,922,244
5.15%, 09/09/52	2,225	2,101,275
5.20%, 05/17/34(b)	1,920	1,971,945
5.45%, 08/14/53(b)	3,955	3,908,172
5.70%, 02/01/39	1,844	1,927,651
6.30%, 10/15/37	3,898	4,279,446
6.30%, 03/01/38	3,503	3,847,715
O'Reilly Automotive Inc.
1.75%, 03/15/31	1,555	1,303,190
3.55%, 03/15/26	3,568	3,530,651
3.60%, 09/01/27	3,811	3,725,114
3.90%, 06/01/29	2,827	2,744,403
4.20%, 04/01/30	3,381	3,297,608
Security	Par (000)	Value
Retail (continued)
4.35%, 06/01/28	$1,950	$1,935,393
4.70%, 06/15/32	3,725	3,654,410
5.00%, 08/19/34	2,345	2,320,471
5.75%, 11/20/26	3,150	3,211,039
Ross Stores Inc.
0.88%, 04/15/26(b)	3,830	3,680,234
1.88%, 04/15/31	2,305	1,942,372
Starbucks Corp.
2.00%, 03/12/27	3,686	3,513,820
2.25%, 03/12/30	4,240	3,783,064
2.45%, 06/15/26	2,756	2,689,369
2.55%, 11/15/30	6,201	5,538,681
3.00%, 02/14/32	4,705	4,199,342
3.35%, 03/12/50	3,358	2,327,892
3.50%, 03/01/28	2,856	2,784,241
3.50%, 11/15/50	4,745	3,396,126
3.55%, 08/15/29	4,200	4,036,101
3.75%, 12/01/47	2,399	1,817,517
4.00%, 11/15/28	4,550	4,474,878
4.30%, 06/15/45	1,271	1,072,568
4.45%, 08/15/49	4,409	3,738,355
4.50%, 11/15/48	5,405	4,636,352
4.80%, 02/15/33	2,285	2,281,094
4.85%, 02/08/27	3,195	3,220,945
4.90%, 02/15/31	1,935	1,958,218
5.00%, 02/15/34	1,905	1,907,082
Target Corp.
1.95%, 01/15/27	6,117	5,868,941
2.35%, 02/15/30	4,236	3,825,971
2.50%, 04/15/26	6,156	6,043,864
2.65%, 09/15/30	3,054	2,773,470
2.95%, 01/15/52	5,595	3,672,732
3.38%, 04/15/29	5,723	5,496,160
3.63%, 04/15/46	3,728	2,909,623
3.90%, 11/15/47	3,382	2,738,873
4.00%, 07/01/42	3,181	2,736,201
4.40%, 01/15/33	2,785	2,711,512
4.50%, 09/15/32	4,725	4,646,046
4.50%, 09/15/34	2,535	2,454,340
4.80%, 01/15/53(b)	3,876	3,567,439
6.35%, 11/01/32	841	930,928
6.50%, 10/15/37	1,908	2,152,727
7.00%, 01/15/38	1,579	1,855,856
TJX Companies Inc. (The)
1.15%, 05/15/28	1,476	1,335,841
1.60%, 05/15/31	455	381,679
2.25%, 09/15/26	5,960	5,783,643
3.88%, 04/15/30	3,800	3,677,576
4.50%, 04/15/50(b)	3,115	2,797,916
Tractor Supply Co.
1.75%, 11/01/30	3,265	2,775,111
5.25%, 05/15/33	1,180	1,195,733
Walmart Inc.
2.38%, 09/24/29	1,352	1,251,984
2.50%, 09/22/41	6,346	4,528,417
2.65%, 09/22/51	7,835	5,031,145
2.95%, 09/24/49	3,368	2,331,681
3.05%, 07/08/26	1,920	1,892,662
3.25%, 07/08/29	3,303	3,174,799
3.63%, 12/15/47	1,925	1,518,948
3.70%, 06/26/28	5,327	5,254,012
79
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.90%, 04/15/28	$4,180	$4,153,147
3.95%, 06/28/38	2,700	2,471,065
4.00%, 04/15/26	2,625	2,622,439
4.00%, 04/15/30(b)	3,084	3,054,165
4.00%, 04/11/43	1,165	1,011,512
4.05%, 06/29/48	4,545	3,840,901
4.10%, 04/15/33	4,675	4,541,516
4.15%, 09/09/32	5,070	4,962,876
4.30%, 04/22/44	720	652,294
4.50%, 09/09/52	3,620	3,267,432
4.50%, 04/15/53	9,005	8,131,103
5.00%, 10/25/40	1,465	1,477,753
5.25%, 09/01/35	2,790	2,940,422
5.63%, 04/01/40	1,826	1,960,800
5.63%, 04/15/41	685	731,836
5.88%, 04/05/27(b)	340	353,477
6.20%, 04/15/38	2,104	2,376,659
6.50%, 08/15/37	6,024	6,967,670
7.55%, 02/15/30	2,850	3,264,556
		788,577,489
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32	3,715	3,518,566
4.39%, 06/01/52	3,355	2,895,325
Analog Devices Inc.
1.70%, 10/01/28	4,624	4,206,896
2.10%, 10/01/31	3,715	3,179,888
2.80%, 10/01/41	3,795	2,781,210
2.95%, 10/01/51	5,490	3,633,824
3.45%, 06/15/27	3,487	3,420,403
3.50%, 12/05/26	6,023	5,931,851
5.05%, 04/01/34	2,535	2,574,375
5.30%, 12/15/45	1,200	1,195,416
5.30%, 04/01/54	2,395	2,363,712
Applied Materials Inc.
1.75%, 06/01/30	5,895	5,124,620
2.75%, 06/01/50	3,146	2,036,158
3.30%, 04/01/27	6,925	6,788,872
4.35%, 04/01/47	4,757	4,145,830
4.80%, 06/15/29	3,350	3,394,469
5.10%, 10/01/35	3,014	3,070,225
5.85%, 06/15/41	3,089	3,287,133
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	4,809	4,685,107
3.88%, 01/15/27	14,352	14,193,484
Broadcom Inc.
1.95%, 02/15/28(c)	1,510	1,404,114
2.45%, 02/15/31(c)	11,350	9,962,299
2.60%, 02/15/33(c)	7,015	5,920,039
3.14%, 11/15/35(c)	9,915	8,262,270
3.19%, 11/15/36(c)	5,360	4,411,469
3.42%, 04/15/33(c)	11,341	10,127,144
3.46%, 09/15/26	2,865	2,822,620
3.47%, 04/15/34(c)	13,830	12,210,926
3.50%, 02/15/41(c)	13,023	10,363,732
3.75%, 02/15/51(c)	8,626	6,570,614
4.00%, 04/15/29(c)	5,480	5,339,581
4.11%, 09/15/28	1,620	1,595,445
4.15%, 02/15/28	3,365	3,328,557
4.15%, 11/15/30	6,325	6,122,463
Security	Par (000)	Value
Semiconductors (continued)
4.15%, 04/15/32(c)	$5,320	$5,061,819
4.30%, 11/15/32	8,044	7,706,916
4.35%, 02/15/30	4,590	4,512,472
4.75%, 04/15/29	3,195	3,202,063
4.80%, 04/15/28	2,515	2,532,600
4.80%, 10/15/34	7,380	7,222,092
4.93%, 05/15/37(c)	20,300	19,704,480
5.00%, 04/15/30	1,570	1,591,068
5.05%, 07/12/27	6,400	6,475,299
5.05%, 07/12/29	5,725	5,798,620
5.05%, 04/15/30	2,615	2,653,056
5.15%, 11/15/31	6,185	6,277,421
5.20%, 04/15/32	2,615	2,656,923
Series ., 4.55%, 02/15/32	3,930	3,841,694
Intel Corp.
1.60%, 08/12/28	4,873	4,383,635
2.00%, 08/12/31	5,460	4,558,748
2.45%, 11/15/29	8,587	7,711,249
2.60%, 05/19/26	5,336	5,215,203
2.80%, 08/12/41	4,750	3,179,876
3.05%, 08/12/51	4,570	2,779,234
3.10%, 02/15/60	5,215	2,963,648
3.15%, 05/11/27	4,898	4,739,268
3.20%, 08/12/61	4,130	2,403,698
3.25%, 11/15/49	8,763	5,631,064
3.73%, 12/08/47	8,835	6,262,047
3.75%, 03/25/27	4,950	4,857,880
3.75%, 08/05/27	5,760	5,639,172
3.90%, 03/25/30	6,989	6,664,018
4.00%, 08/05/29	3,530	3,403,205
4.00%, 12/15/32	4,486	4,128,683
4.10%, 05/19/46	5,592	4,257,073
4.10%, 05/11/47	6,638	5,026,176
4.15%, 08/05/32	4,105	3,830,700
4.25%, 12/15/42	2,117	1,693,810
4.60%, 03/25/40	4,679	4,086,110
4.75%, 03/25/50	8,509	7,022,267
4.80%, 10/01/41	3,205	2,786,156
4.88%, 02/10/28	6,931	6,962,682
4.90%, 07/29/45	4,056	3,486,368
4.90%, 08/05/52	5,220	4,385,689
4.95%, 03/25/60	4,684	3,900,239
5.00%, 02/21/31	2,560	2,564,013
5.05%, 08/05/62	4,226	3,532,126
5.13%, 02/10/30	5,745	5,789,698
5.15%, 02/21/34(b)	3,055	3,007,334
5.20%, 02/10/33(b)	9,685	9,601,640
5.60%, 02/21/54	2,535	2,362,973
5.63%, 02/10/43	4,520	4,330,920
5.70%, 02/10/53	7,380	6,948,566
5.90%, 02/10/63	5,690	5,450,877
KLA Corp.
3.30%, 03/01/50	3,838	2,733,675
4.10%, 03/15/29	7,413	7,298,101
4.65%, 07/15/32	2,825	2,809,750
4.70%, 02/01/34	1,660	1,635,085
4.95%, 07/15/52	6,565	6,137,469
5.00%, 03/15/49	2,099	1,983,248
5.25%, 07/15/62	4,135	3,975,043
Lam Research Corp.
1.90%, 06/15/30	5,200	4,550,517
Schedule of Investments
80

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
2.88%, 06/15/50	$3,294	$2,151,125
3.13%, 06/15/60	3,526	2,242,232
3.75%, 03/15/26	5,695	5,657,134
4.00%, 03/15/29	6,636	6,521,985
4.88%, 03/15/49	3,175	2,937,809
Marvell Technology Inc.
1.65%, 04/15/26	3,740	3,618,395
2.45%, 04/15/28	4,252	3,970,289
2.95%, 04/15/31	3,470	3,105,092
4.88%, 06/22/28	1,790	1,793,996
5.75%, 02/15/29	1,275	1,317,054
5.95%, 09/15/33	1,755	1,844,177
Microchip Technology Inc.
4.90%, 03/15/28	2,675	2,684,383
5.05%, 03/15/29	3,705	3,732,475
5.05%, 02/15/30	2,435	2,444,194
Micron Technology Inc.
2.70%, 04/15/32	4,587	3,931,272
3.37%, 11/01/41	2,735	2,058,449
3.48%, 11/01/51	2,670	1,849,194
4.19%, 02/15/27	4,619	4,585,782
4.66%, 02/15/30	4,552	4,492,911
5.30%, 01/15/31	3,315	3,361,587
5.33%, 02/06/29	3,169	3,215,507
5.38%, 04/15/28	3,030	3,081,349
5.80%, 01/15/35	1,190	1,229,796
5.88%, 02/09/33	3,300	3,436,819
5.88%, 09/15/33	4,565	4,769,560
6.75%, 11/01/29	5,660	6,075,440
NVIDIA Corp.
1.55%, 06/15/28	8,850	8,140,157
2.00%, 06/15/31	7,383	6,399,392
2.85%, 04/01/30	6,642	6,174,342
3.20%, 09/16/26	5,867	5,782,529
3.50%, 04/01/40	5,028	4,254,092
3.50%, 04/01/50	9,437	7,258,994
3.70%, 04/01/60	2,050	1,573,151
NXP BV/NXP Funding LLC
5.35%, 03/01/26	3,170	3,183,356
5.55%, 12/01/28	3,012	3,079,880
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	4,904	4,250,667
2.65%, 02/15/32	4,541	3,896,956
3.13%, 02/15/42	2,755	2,010,244
3.15%, 05/01/27	3,025	2,933,132
3.25%, 05/11/41	4,460	3,348,461
3.25%, 11/30/51	2,685	1,790,899
3.40%, 05/01/30	4,663	4,345,625
3.88%, 06/18/26	4,435	4,397,049
4.30%, 06/18/29	5,299	5,186,301
4.40%, 06/01/27	1,360	1,354,971
5.00%, 01/15/33	5,000	4,957,377
Qorvo Inc., 4.38%, 10/15/29	5,180	4,955,514
Qualcomm Inc.
1.30%, 05/20/28	5,675	5,170,476
1.65%, 05/20/32	5,873	4,765,346
2.15%, 05/20/30	7,885	7,037,496
3.25%, 05/20/27	9,412	9,218,485
3.25%, 05/20/50	3,284	2,304,230
4.25%, 05/20/32	2,666	2,592,845
4.30%, 05/20/47	6,680	5,681,235
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 05/20/52	$4,575	$3,952,700
4.65%, 05/20/35	6,227	6,125,356
4.80%, 05/20/45	6,361	5,871,703
5.40%, 05/20/33	3,680	3,837,914
6.00%, 05/20/53	5,100	5,440,578
Skyworks Solutions Inc.
1.80%, 06/01/26	3,605	3,468,201
3.00%, 06/01/31	3,165	2,735,620
Texas Instruments Inc.
1.13%, 09/15/26	3,135	2,992,535
1.75%, 05/04/30	5,080	4,439,467
1.90%, 09/15/31	3,415	2,916,385
2.25%, 09/04/29	4,643	4,237,964
2.70%, 09/15/51	2,850	1,792,124
2.90%, 11/03/27	4,371	4,222,763
3.65%, 08/16/32	3,890	3,629,666
3.88%, 03/15/39	4,848	4,298,812
4.10%, 08/16/52	2,121	1,739,545
4.15%, 05/15/48	7,366	6,181,644
4.60%, 02/08/27	2,485	2,501,981
4.60%, 02/15/28	4,285	4,327,825
4.60%, 02/08/29	1,955	1,971,837
4.85%, 02/08/34	2,075	2,080,938
4.90%, 03/14/33(b)	2,640	2,674,781
5.00%, 03/14/53	3,665	3,465,212
5.05%, 05/18/63	4,300	4,018,873
5.15%, 02/08/54	1,595	1,544,561
TSMC Arizona Corp.
1.75%, 10/25/26	8,210	7,855,600
2.50%, 10/25/31	8,690	7,649,410
3.13%, 10/25/41	6,670	5,316,045
3.25%, 10/25/51	6,700	5,049,291
3.88%, 04/22/27	3,335	3,298,688
4.13%, 04/22/29	1,405	1,387,395
4.25%, 04/22/32(b)	2,395	2,353,745
4.50%, 04/22/52(b)	1,735	1,640,938
Xilinx Inc., 2.38%, 06/01/30	5,436	4,870,852
		788,816,250
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	2,954	2,682,686
3.48%, 12/01/27	3,581	3,460,456
4.20%, 05/01/30	2,455	2,354,266
5.35%, 01/15/30	1,965	1,975,998
5.75%, 01/15/35	2,265	2,269,624
		12,743,030
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	6,526	6,280,168
2.30%, 02/01/30	7,606	6,885,701
4.80%, 04/04/29	2,900	2,948,368
4.85%, 04/04/27	2,860	2,894,528
4.95%, 01/17/30	260	265,872
4.95%, 04/04/34	2,125	2,144,919
5.30%, 01/17/35	270	279,217
AppLovin Corp.
5.13%, 12/01/29	3,855	3,886,327
5.38%, 12/01/31	1,295	1,320,501
5.50%, 12/01/34	3,140	3,180,806
5.95%, 12/01/54	2,250	2,279,866
81
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Atlassian Corp.
5.25%, 05/15/29	$2,140	$2,174,945
5.50%, 05/15/34	1,820	1,859,446
Autodesk Inc.
2.40%, 12/15/31	5,248	4,502,991
2.85%, 01/15/30	3,632	3,338,543
3.50%, 06/15/27	4,205	4,109,003
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	5,356	4,686,622
2.90%, 12/01/29	4,968	4,571,009
3.40%, 06/27/26	3,472	3,415,370
Cadence Design Systems Inc.
4.20%, 09/10/27	1,345	1,335,553
4.30%, 09/10/29	3,405	3,362,872
4.70%, 09/10/34	1,820	1,772,492
Concentrix Corp.
6.60%, 08/02/28(b)	4,620	4,823,326
6.65%, 08/02/26	4,450	4,544,866
6.85%, 08/02/33(b)	3,420	3,555,501
Electronic Arts Inc.
1.85%, 02/15/31	4,967	4,219,754
2.95%, 02/15/51	3,568	2,302,469
4.80%, 03/01/26	4,202	4,206,087
Fidelity National Information Services Inc.
1.15%, 03/01/26	7,393	7,143,435
1.65%, 03/01/28	4,249	3,897,229
2.25%, 03/01/31	170	147,254
3.10%, 03/01/41	4,340	3,212,658
3.75%, 05/21/29	1,810	1,742,256
4.50%, 08/15/46	1,492	1,264,308
5.10%, 07/15/32	3,260	3,277,303
Fiserv Inc.
2.25%, 06/01/27	3,755	3,577,251
2.65%, 06/01/30	5,434	4,885,743
3.20%, 07/01/26	8,964	8,800,532
3.50%, 07/01/29	11,835	11,227,170
4.20%, 10/01/28	5,832	5,743,547
4.40%, 07/01/49	9,330	7,817,543
4.75%, 03/15/30	2,810	2,808,784
5.15%, 03/15/27	4,130	4,171,368
5.15%, 08/12/34	3,740	3,729,842
5.35%, 03/15/31	2,970	3,045,385
5.38%, 08/21/28	3,680	3,760,412
5.45%, 03/02/28	4,499	4,606,148
5.45%, 03/15/34	2,980	3,032,607
5.60%, 03/02/33	2,210	2,277,437
5.63%, 08/21/33	4,540	4,692,221
Intuit Inc.
1.35%, 07/15/27	3,619	3,381,908
1.65%, 07/15/30	5,072	4,370,515
5.13%, 09/15/28	4,545	4,659,408
5.20%, 09/15/33	4,445	4,552,815
5.25%, 09/15/26	5,305	5,377,150
5.50%, 09/15/53	2,885	2,918,089
Microsoft Corp.
1.35%, 09/15/30	3,835	3,303,113
2.40%, 08/08/26	16,915	16,515,875
2.50%, 09/15/50	7,293	4,582,280
2.53%, 06/01/50	27,210	17,332,756
2.68%, 06/01/60	15,802	9,605,317
2.92%, 03/17/52	25,951	17,704,562
Security	Par (000)	Value
Software (continued)
3.04%, 03/17/62	$8,179	$5,388,945
3.30%, 02/06/27	15,580	15,345,238
3.40%, 09/15/26	6,490	6,421,642
3.40%, 06/15/27	4,135	4,074,252
3.45%, 08/08/36	8,366	7,498,970
3.50%, 02/12/35	11,086	10,273,284
3.50%, 11/15/42	4,215	3,521,154
3.70%, 08/08/46	5,480	4,496,088
3.75%, 02/12/45	2,805	2,414,792
3.95%, 08/08/56	1,780	1,469,432
4.00%, 02/12/55	2,525	2,106,231
4.10%, 02/06/37	4,601	4,380,678
4.20%, 11/03/35	2,725	2,671,512
4.25%, 02/06/47	2,187	1,999,280
4.45%, 11/03/45	4,676	4,410,730
4.50%, 10/01/40	3,495	3,470,797
4.50%, 06/15/47	3,653	3,365,412
4.50%, 02/06/57	1,910	1,763,416
5.20%, 06/01/39	2,030	2,137,723
5.30%, 02/08/41(b)	3,035	3,346,907
Oracle Corp.
1.65%, 03/25/26	10,105	9,801,320
2.30%, 03/25/28	8,340	7,810,620
2.65%, 07/15/26	14,430	14,067,351
2.80%, 04/01/27	10,677	10,307,099
2.88%, 03/25/31	13,776	12,319,514
2.95%, 04/01/30	13,645	12,524,937
3.25%, 11/15/27	10,232	9,900,472
3.25%, 05/15/30	2,594	2,411,679
3.60%, 04/01/40	12,250	9,773,323
3.60%, 04/01/50	19,088	13,596,133
3.65%, 03/25/41	9,473	7,484,146
3.80%, 11/15/37	7,478	6,358,639
3.85%, 07/15/36	4,842	4,213,717
3.85%, 04/01/60	14,816	10,421,854
3.90%, 05/15/35	5,265	4,708,269
3.95%, 03/25/51	13,452	10,128,695
4.00%, 07/15/46	12,289	9,632,536
4.00%, 11/15/47	9,393	7,302,750
4.10%, 03/25/61	6,791	4,978,411
4.13%, 05/15/45	8,654	6,982,741
4.20%, 09/27/29	5,750	5,628,770
4.30%, 07/08/34	8,037	7,515,822
4.38%, 05/15/55	5,219	4,153,445
4.50%, 05/06/28	2,560	2,559,999
4.50%, 07/08/44	4,568	3,914,815
4.65%, 05/06/30	2,485	2,473,923
4.70%, 09/27/34	11,890	11,430,875
4.80%, 08/03/28	7,050	7,114,660
4.90%, 02/06/33	5,865	5,785,657
5.25%, 02/03/32	5,070	5,142,747
5.38%, 07/15/40	9,119	8,882,037
5.38%, 09/27/54	9,680	9,092,451
5.50%, 08/03/35	8,590	8,741,760
5.50%, 09/27/64	8,950	8,344,221
5.55%, 02/06/53	9,295	8,906,780
6.00%, 08/03/55	8,450	8,633,894
6.13%, 07/08/39	5,338	5,637,387
6.13%, 08/03/65	5,625	5,742,975
6.15%, 11/09/29	5,980	6,327,420
6.25%, 11/09/32	8,207	8,788,131
Schedule of Investments
82

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.50%, 04/15/38	$5,700	$6,213,539
6.90%, 11/09/52	10,540	11,951,757
Roper Technologies Inc.
1.40%, 09/15/27	4,031	3,723,694
1.75%, 02/15/31	5,243	4,404,530
2.00%, 06/30/30	3,429	2,989,151
2.95%, 09/15/29	3,973	3,695,187
3.80%, 12/15/26	5,762	5,692,199
4.20%, 09/15/28	4,704	4,642,197
4.50%, 10/15/29	2,325	2,311,559
4.75%, 02/15/32	2,590	2,564,469
4.90%, 10/15/34	4,495	4,419,606
Salesforce Inc.
1.50%, 07/15/28	3,825	3,491,891
1.95%, 07/15/31	6,172	5,296,461
2.70%, 07/15/41	4,620	3,347,653
2.90%, 07/15/51	8,280	5,442,934
3.05%, 07/15/61	5,390	3,391,512
3.70%, 04/11/28	9,916	9,751,611
ServiceNow Inc., 1.40%, 09/01/30	8,669	7,317,124
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,465	4,382,798
4.00%, 04/14/32	3,058	2,880,574
4.95%, 03/28/28	4,435	4,474,503
5.00%, 03/28/26	5,480	5,505,442
5.40%, 06/12/29	2,705	2,765,734
5.60%, 06/12/34	1,985	2,044,046
VMware LLC
1.40%, 08/15/26	7,202	6,871,283
1.80%, 08/15/28	3,829	3,483,042
2.20%, 08/15/31	3,963	3,374,333
3.90%, 08/21/27	5,061	4,966,200
4.65%, 05/15/27	4,961	4,970,844
4.70%, 05/15/30	4,205	4,167,402
Workday Inc.
3.50%, 04/01/27	4,700	4,603,671
3.70%, 04/01/29	3,463	3,335,344
3.80%, 04/01/32	5,210	4,830,513
		833,712,604
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	4,765	4,339,068
3.63%, 04/22/29	6,881	6,584,938
4.38%, 07/16/42	6,085	5,268,876
4.38%, 04/22/49	5,196	4,410,803
4.70%, 07/21/32	4,815	4,712,684
6.13%, 11/15/37	1,550	1,644,920
6.13%, 03/30/40	9,532	10,109,990
6.38%, 03/01/35	5,813	6,316,156
AT&T Inc.
1.65%, 02/01/28	15,626	14,409,920
1.70%, 03/25/26	9,341	9,062,631
2.25%, 02/01/32	12,626	10,641,460
2.30%, 06/01/27	10,537	10,029,661
2.55%, 12/01/33	16,313	13,433,264
2.75%, 06/01/31	12,486	11,082,936
2.95%, 07/15/26	4,371	4,282,430
3.10%, 02/01/43	2,710	1,977,516
3.30%, 02/01/52	3,730	2,532,144
3.50%, 06/01/41	10,625	8,338,032
3.50%, 09/15/53	32,576	22,757,989
Security	Par (000)	Value
Telecommunications (continued)
3.50%, 02/01/61	$2,995	$1,987,921
3.55%, 09/15/55	32,088	22,242,060
3.65%, 06/01/51	11,791	8,542,994
3.65%, 09/15/59	27,877	19,282,504
3.80%, 02/15/27	4,189	4,134,637
3.80%, 12/01/57	25,591	18,386,300
3.85%, 06/01/60	6,655	4,752,670
4.10%, 02/15/28	3,475	3,435,136
4.25%, 03/01/27	5,484	5,451,085
4.30%, 02/15/30	14,502	14,238,433
4.30%, 12/15/42	4,703	4,032,490
4.35%, 03/01/29	13,669	13,538,854
4.35%, 06/15/45	3,790	3,198,263
4.50%, 05/15/35	12,764	12,067,699
4.50%, 03/09/48	7,330	6,201,932
4.55%, 03/09/49	4,179	3,577,379
4.65%, 06/01/44	3,794	3,341,657
4.75%, 05/15/46	5,401	4,807,887
4.80%, 06/15/44	1,150	1,039,367
4.85%, 03/01/39	5,312	5,036,240
4.85%, 07/15/45	1,774	1,596,787
4.90%, 08/15/37	4,583	4,403,229
5.15%, 03/15/42	1,090	1,026,354
5.15%, 11/15/46	2,881	2,715,991
5.15%, 02/15/50	2,147	1,996,578
5.25%, 03/01/37	3,230	3,217,120
5.35%, 09/01/40	1,723	1,696,120
5.40%, 02/15/34	11,975	12,237,095
5.45%, 03/01/47	3,247	3,153,693
5.55%, 08/15/41	2,802	2,797,013
5.65%, 02/15/47	1,462	1,478,138
5.70%, 03/01/57	2,146	2,105,086
6.00%, 08/15/40	2,624	2,732,815
6.30%, 01/15/38	1,385	1,508,498
6.38%, 03/01/41	1,979	2,135,691
6.55%, 02/15/39	1,330	1,471,074
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	3,870	2,755,617
4.30%, 07/29/49	3,025	2,436,673
4.46%, 04/01/48	5,371	4,451,685
5.10%, 05/11/33	4,645	4,600,344
5.20%, 02/15/34(b)	2,215	2,205,691
5.55%, 02/15/54	3,460	3,315,597
Series US-4, 3.65%, 03/17/51	2,744	1,972,974
Series US-5, 2.15%, 02/15/32	3,765	3,135,766
Series US-6, 3.20%, 02/15/52	3,085	2,017,952
British Telecommunications PLC
5.13%, 12/04/28	5,253	5,313,055
9.63%, 12/15/30	11,701	14,338,139
Cisco Systems Inc.
2.50%, 09/20/26	6,152	5,999,037
4.55%, 02/24/28	4,435	4,458,088
4.75%, 02/24/30	4,470	4,516,975
4.80%, 02/26/27	7,065	7,139,463
4.85%, 02/26/29	9,526	9,659,675
4.95%, 02/26/31	6,405	6,521,944
4.95%, 02/24/32	4,250	4,306,247
5.05%, 02/26/34	8,590	8,720,581
5.10%, 02/24/35	5,100	5,184,086
5.30%, 02/26/54	7,065	7,066,801
5.35%, 02/26/64	4,715	4,655,867
83
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 01/15/40	$8,606	$8,899,430
5.50%, 02/24/55	3,490	3,579,873
5.90%, 02/15/39	10,175	10,983,545
Corning Inc.
3.90%, 11/15/49	2,013	1,562,221
4.38%, 11/15/57	4,152	3,374,724
4.70%, 03/15/37	1,357	1,289,055
4.75%, 03/15/42	2,740	2,497,243
5.35%, 11/15/48	2,294	2,216,478
5.45%, 11/15/79	4,193	3,941,243
5.75%, 08/15/40	2,057	2,108,222
5.85%, 11/15/68	1,987	1,987,020
Deutsche Telekom International Finance BV
8.75%, 06/15/30	15,925	18,646,355
9.25%, 06/01/32	4,172	5,209,035
Juniper Networks Inc.
2.00%, 12/10/30	2,961	2,521,878
3.75%, 08/15/29	2,831	2,720,054
5.95%, 03/15/41	2,219	2,238,733
Koninklijke KPN NV, 8.38%, 10/01/30	1,662	1,930,296
Motorola Solutions Inc.
2.30%, 11/15/30	3,401	2,971,495
2.75%, 05/24/31	5,030	4,448,525
4.60%, 02/23/28(b)	4,260	4,259,203
4.60%, 05/23/29	4,641	4,608,111
5.00%, 04/15/29	2,385	2,403,284
5.40%, 04/15/34	3,220	3,269,973
5.50%, 09/01/44	1,728	1,695,144
5.60%, 06/01/32	3,370	3,481,722
Nokia OYJ
4.38%, 06/12/27	3,748	3,704,988
6.63%, 05/15/39	2,836	2,938,945
Orange SA
5.38%, 01/13/42	4,454	4,366,552
5.50%, 02/06/44	3,444	3,440,178
9.00%, 03/01/31	11,595	14,022,679
Rogers Communications Inc.
2.90%, 11/15/26	3,982	3,869,698
3.20%, 03/15/27	4,190	4,067,357
3.70%, 11/15/49	4,918	3,493,701
3.80%, 03/15/32(b)	5,035	4,591,857
4.30%, 02/15/48	3,402	2,717,008
4.35%, 05/01/49	5,663	4,505,205
4.50%, 03/15/42	3,710	3,191,413
4.50%, 03/15/43	2,603	2,222,229
4.55%, 03/15/52	6,780	5,514,430
5.00%, 02/15/29	4,956	4,974,008
5.00%, 03/15/44	4,343	3,924,904
5.30%, 02/15/34	5,375	5,321,866
5.45%, 10/01/43	2,743	2,624,886
7.50%, 08/15/38	2,521	2,906,299
Sprint Capital Corp.
6.88%, 11/15/28	3,080	3,297,528
8.75%, 03/15/32	8,690	10,498,209
Sprint LLC, 7.63%, 03/01/26	2,815	2,867,457
Telefonica Emisiones SA
4.10%, 03/08/27	5,454	5,402,566
4.67%, 03/06/38	2,506	2,289,651
4.90%, 03/06/48	5,348	4,633,187
5.21%, 03/08/47	11,290	10,277,789
5.52%, 03/01/49	5,337	5,029,265
Security	Par (000)	Value
Telecommunications (continued)
7.05%, 06/20/36	$8,679	$9,715,323
Telefonica Europe BV, 8.25%, 09/15/30	6,638	7,633,292
TELUS Corp.
2.80%, 02/16/27	3,500	3,380,301
3.40%, 05/13/32	5,235	4,724,955
3.70%, 09/15/27	3,088	3,022,643
4.30%, 06/15/49	2,242	1,788,542
4.60%, 11/16/48	3,327	2,803,186
T-Mobile USA Inc.
2.05%, 02/15/28	9,275	8,657,380
2.25%, 11/15/31	6,419	5,459,838
2.40%, 03/15/29	3,198	2,926,699
2.55%, 02/15/31	13,174	11,588,969
2.63%, 04/15/26	6,803	6,667,058
2.63%, 02/15/29	4,835	4,474,519
2.70%, 03/15/32	5,110	4,417,169
2.88%, 02/15/31	7,010	6,263,735
3.00%, 02/15/41	10,201	7,512,192
3.30%, 02/15/51	13,164	8,971,523
3.38%, 04/15/29	7,795	7,392,610
3.40%, 10/15/52	12,330	8,487,360
3.50%, 04/15/31	14,255	13,187,427
3.60%, 11/15/60	8,298	5,700,826
3.75%, 04/15/27	16,382	16,120,428
3.88%, 04/15/30	28,582	27,367,995
4.20%, 10/01/29	3,735	3,657,517
4.38%, 04/15/40	9,065	8,059,516
4.50%, 04/15/50	12,197	10,308,609
4.70%, 01/15/35	5,490	5,303,850
4.75%, 02/01/28	8,725	8,746,307
4.80%, 07/15/28	5,315	5,346,805
4.85%, 01/15/29	4,605	4,634,310
4.95%, 03/15/28	5,545	5,592,827
5.05%, 07/15/33	11,972	11,939,090
5.15%, 04/15/34	3,850	3,869,070
5.20%, 01/15/33	3,585	3,615,596
5.25%, 06/15/55	4,750	4,450,550
5.38%, 04/15/27	675	675,381
5.50%, 01/15/55	2,770	2,684,334
5.65%, 01/15/53	8,045	7,981,556
5.75%, 01/15/34	5,705	5,966,889
5.75%, 01/15/54	5,705	5,742,296
5.80%, 09/15/62	2,585	2,587,689
6.00%, 06/15/54	2,990	3,124,987
Verizon Communications Inc.
1.50%, 09/18/30	5,217	4,415,794
1.68%, 10/30/30	7,438	6,309,791
1.75%, 01/20/31	10,615	8,955,876
2.10%, 03/22/28	13,825	12,878,394
2.36%, 03/15/32	20,852	17,665,766
2.55%, 03/21/31	13,621	11,979,979
2.63%, 08/15/26	9,653	9,410,152
2.65%, 11/20/40	13,043	9,263,181
2.85%, 09/03/41	4,472	3,211,200
2.88%, 11/20/50	12,534	8,016,788
2.99%, 10/30/56	17,239	10,621,311
3.00%, 03/22/27	6,165	5,991,628
3.00%, 11/20/60	8,492	5,174,419
3.15%, 03/22/30	8,499	7,902,467
3.40%, 03/22/41	14,215	11,120,555
3.55%, 03/22/51	20,113	14,773,002
Schedule of Investments
84

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.70%, 03/22/61	$12,465	$8,843,674
3.85%, 11/01/42	3,146	2,563,040
3.88%, 02/08/29	7,212	7,029,355
3.88%, 03/01/52	4,180	3,203,629
4.00%, 03/22/50	5,657	4,456,062
4.02%, 12/03/29	15,674	15,257,966
4.13%, 03/16/27	10,963	10,891,521
4.13%, 08/15/46	3,987	3,257,914
4.27%, 01/15/36	2,270	2,095,592
4.33%, 09/21/28	14,621	14,513,751
4.40%, 11/01/34	9,784	9,287,862
4.50%, 08/10/33	10,172	9,801,111
4.52%, 09/15/48	3,930	3,402,113
4.67%, 03/15/55	3,818	3,285,484
4.75%, 11/01/41	2,913	2,684,705
4.78%, 02/15/35(c)	2,460	2,399,544
4.81%, 03/15/39	5,062	4,778,530
4.86%, 08/21/46	10,144	9,311,223
5.01%, 04/15/49	3,465	3,308,681
5.01%, 08/21/54	3,153	2,889,391
5.05%, 05/09/33	4,125	4,155,984
5.25%, 03/16/37	7,857	7,891,302
5.50%, 03/16/47	2,681	2,682,483
5.50%, 02/23/54	3,203	3,175,861
5.85%, 09/15/35	2,997	3,156,827
6.40%, 09/15/33	1,620	1,777,725
6.55%, 09/15/43	4,128	4,627,397
7.75%, 12/01/30	4,377	5,013,679
Vodafone Group PLC
4.25%, 09/17/50	8,579	6,776,335
4.88%, 06/19/49	6,693	5,845,757
5.00%, 05/30/38	2,513	2,434,426
5.13%, 06/19/59	2,361	2,076,362
5.25%, 05/30/48	3,745	3,510,462
5.63%, 02/10/53	4,785	4,584,247
5.75%, 06/28/54	7,020	6,874,756
5.75%, 02/10/63	2,495	2,382,019
5.88%, 06/28/64	4,780	4,673,005
6.15%, 02/27/37	3,847	4,107,831
6.25%, 11/30/32	3,003	3,269,822
7.88%, 02/15/30	4,155	4,757,260
		1,339,087,322
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	2,794	2,711,873
3.55%, 11/19/26	4,379	4,294,402
3.90%, 11/19/29	3,924	3,742,078
5.10%, 05/15/44	1,866	1,656,869
6.05%, 05/14/34	1,865	1,916,821
6.35%, 03/15/40	2,644	2,746,235
Mattel Inc., 5.45%, 11/01/41	1,355	1,269,186
		18,337,464
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,149	2,035,859
3.05%, 02/15/51	2,927	1,984,214
3.25%, 06/15/27	5,686	5,557,811
3.30%, 09/15/51	4,640	3,294,372
3.55%, 02/15/50	4,261	3,201,716
3.90%, 08/01/46	3,673	2,981,671
Security	Par (000)	Value
Transportation (continued)
4.05%, 06/15/48	$3,594	$2,960,116
4.13%, 06/15/47	3,685	3,093,916
4.15%, 04/01/45	4,543	3,862,331
4.15%, 12/15/48	3,400	2,834,265
4.38%, 09/01/42	1,937	1,725,447
4.40%, 03/15/42	3,232	2,892,492
4.45%, 03/15/43	3,770	3,376,145
4.45%, 01/15/53	2,805	2,434,930
4.55%, 09/01/44	3,828	3,450,114
4.70%, 09/01/45	2,869	2,628,919
4.90%, 04/01/44	3,684	3,484,926
4.95%, 09/15/41	1,953	1,869,235
5.05%, 03/01/41	2,519	2,445,956
5.15%, 09/01/43	3,525	3,473,310
5.20%, 04/15/54	5,650	5,501,874
5.40%, 06/01/41	2,342	2,360,054
5.50%, 03/15/55	4,980	5,077,242
5.75%, 05/01/40	3,676	3,879,752
6.15%, 05/01/37	2,778	3,050,161
6.20%, 08/15/36	1,715	1,890,227
Canadian National Railway Co.
2.45%, 05/01/50	3,377	2,037,518
2.75%, 03/01/26	5,268	5,184,510
3.20%, 08/02/46	2,294	1,667,337
3.65%, 02/03/48	3,009	2,344,885
3.85%, 08/05/32	3,855	3,615,139
4.38%, 09/18/34	2,385	2,287,505
4.40%, 08/05/52	2,640	2,294,805
4.45%, 01/20/49	3,337	2,938,212
5.85%, 11/01/33	1,235	1,318,825
6.13%, 11/01/53	880	981,640
6.20%, 06/01/36	2,060	2,259,536
6.25%, 08/01/34	3,230	3,565,716
6.38%, 11/15/37	2,182	2,434,247
6.90%, 07/15/28	3,615	3,873,477
Canadian Pacific Railway Co.
1.75%, 12/02/26	4,190	3,995,221
2.05%, 03/05/30	3,021	2,675,337
2.45%, 12/02/31	4,715	4,098,219
2.88%, 11/15/29	3,283	3,052,153
3.00%, 12/02/41	4,682	3,435,154
3.10%, 12/02/51	7,872	5,310,785
3.50%, 05/01/50	2,930	2,139,390
4.00%, 06/01/28	3,325	3,270,638
4.20%, 11/15/69	2,262	1,736,601
4.30%, 05/15/43	2,266	1,963,181
4.70%, 05/01/48	2,585	2,328,474
4.80%, 09/15/35	1,518	1,492,149
4.80%, 08/01/45	2,672	2,449,202
4.95%, 08/15/45	2,272	2,138,519
5.95%, 05/15/37	1,733	1,836,685
6.13%, 09/15/2115	3,894	4,138,017
7.13%, 10/15/31	1,828	2,062,052
CH Robinson Worldwide Inc., 4.20%, 04/15/28	4,500	4,431,191
CSX Corp.
2.40%, 02/15/30	2,918	2,632,952
2.50%, 05/15/51	2,356	1,409,742
2.60%, 11/01/26	6,623	6,440,341
3.25%, 06/01/27	6,666	6,499,926
3.35%, 09/15/49	2,854	2,045,914
85
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.80%, 03/01/28	$3,991	$3,921,443
3.80%, 11/01/46	3,684	2,931,517
3.80%, 04/15/50	2,416	1,887,201
3.95%, 05/01/50	2,771	2,224,715
4.10%, 11/15/32	3,551	3,390,241
4.10%, 03/15/44	3,668	3,110,910
4.25%, 03/15/29	5,420	5,360,214
4.25%, 11/01/66	2,723	2,144,681
4.30%, 03/01/48	3,870	3,293,172
4.40%, 03/01/43	1,435	1,280,995
4.50%, 03/15/49	2,001	1,759,438
4.50%, 11/15/52	3,616	3,143,688
4.50%, 08/01/54	1,444	1,254,734
4.65%, 03/01/68	2,100	1,784,416
4.75%, 05/30/42	2,865	2,668,139
4.75%, 11/15/48	3,126	2,848,217
4.90%, 03/15/55(b)	750	692,498
5.20%, 11/15/33(b)	3,510	3,595,585
5.50%, 04/15/41	2,314	2,360,011
6.00%, 10/01/36	2,267	2,446,696
6.15%, 05/01/37	2,930	3,182,227
6.22%, 04/30/40	3,108	3,400,252
FedEx Corp.
2.40%, 05/15/31(b)	4,150	3,585,687
3.10%, 08/05/29	5,949	5,569,712
3.25%, 04/01/26	6,632	6,549,790
3.25%, 05/15/41	2,885	2,085,542
3.40%, 02/15/28(b)	3,372	3,239,567
3.88%, 08/01/42	1,925	1,513,071
3.90%, 02/01/35	2,720	2,437,187
4.05%, 02/15/48	3,175	2,446,213
4.10%, 04/15/43	2,855	2,268,738
4.10%, 02/01/45	2,545	1,963,480
4.20%, 10/17/28	1,099	1,082,681
4.25%, 05/15/30	2,950	2,854,361
4.40%, 01/15/47	3,385	2,745,114
4.55%, 04/01/46	5,395	4,420,555
4.75%, 11/15/45	6,027	5,278,665
4.90%, 01/15/34	2,740	2,698,001
4.95%, 10/17/48	3,116	2,682,842
5.10%, 01/15/44	3,337	3,048,990
5.25%, 05/15/50(b)	5,356	4,873,914
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,641	4,719,969
JB Hunt Transport Services Inc., 3.88%, 03/01/26	5,057	5,018,496
Kirby Corp., 4.20%, 03/01/28	3,117	3,063,521
Norfolk Southern Corp.
2.30%, 05/15/31	3,020	2,639,664
2.55%, 11/01/29	2,556	2,340,628
2.90%, 06/15/26	4,783	4,696,876
2.90%, 08/25/51	2,678	1,712,904
3.00%, 03/15/32	3,260	2,897,452
3.05%, 05/15/50	3,037	2,025,321
3.15%, 06/01/27	1,969	1,917,007
3.16%, 05/15/55	3,696	2,416,177
3.40%, 11/01/49	1,894	1,361,850
3.70%, 03/15/53	2,296	1,702,447
3.80%, 08/01/28	3,249	3,182,276
3.94%, 11/01/47	3,319	2,642,291
3.95%, 10/01/42	2,722	2,254,996
Security	Par (000)	Value
Transportation (continued)
4.05%, 08/15/52	$1,674	$1,327,145
4.10%, 05/15/49	1,980	1,600,721
4.10%, 05/15/2121	2,650	1,914,562
4.15%, 02/28/48	3,415	2,820,861
4.45%, 03/01/33	2,374	2,302,244
4.45%, 06/15/45	2,412	2,104,161
4.55%, 06/01/53	2,825	2,439,854
4.65%, 01/15/46	2,339	2,091,736
4.84%, 10/01/41	2,667	2,495,456
5.05%, 08/01/30	3,505	3,565,794
5.10%, 12/31/49	1,665	1,490,769
5.35%, 08/01/54(b)	3,855	3,762,967
5.55%, 03/15/34	2,457	2,563,387
5.95%, 03/15/64	2,647	2,778,665
7.80%, 05/15/27	3,042	3,248,754
Ryder System Inc.
1.75%, 09/01/26	2,835	2,719,624
2.85%, 03/01/27	2,864	2,766,792
2.90%, 12/01/26	2,785	2,703,664
4.30%, 06/15/27	2,120	2,103,497
4.90%, 12/01/29	735	738,798
4.95%, 09/01/29	1,260	1,268,075
5.00%, 03/15/30	970	978,291
5.25%, 06/01/28	2,922	2,974,157
5.30%, 03/15/27	1,983	2,009,647
5.38%, 03/15/29	2,505	2,564,899
5.50%, 06/01/29	1,735	1,784,568
5.65%, 03/01/28	3,221	3,311,663
6.30%, 12/01/28	2,240	2,363,038
6.60%, 12/01/33(b)	2,865	3,131,708
Union Pacific Corp.
2.15%, 02/05/27	3,353	3,221,757
2.38%, 05/20/31	4,050	3,570,367
2.40%, 02/05/30	4,490	4,058,271
2.75%, 03/01/26	5,142	5,056,581
2.80%, 02/14/32	6,482	5,734,940
2.89%, 04/06/36	3,482	2,878,380
2.95%, 03/10/52	3,910	2,557,502
2.97%, 09/16/62	4,120	2,472,405
3.00%, 04/15/27	4,025	3,919,096
3.20%, 05/20/41	4,650	3,582,424
3.25%, 02/05/50	7,566	5,343,143
3.35%, 08/15/46	2,121	1,573,700
3.38%, 02/01/35(b)	2,356	2,090,114
3.38%, 02/14/42	2,620	2,053,918
3.50%, 02/14/53	5,645	4,107,139
3.55%, 08/15/39	2,715	2,271,826
3.55%, 05/20/61	2,939	2,052,531
3.60%, 09/15/37	2,651	2,287,023
3.70%, 03/01/29	4,983	4,841,863
3.75%, 02/05/70	3,090	2,162,480
3.80%, 10/01/51	4,773	3,688,729
3.80%, 04/06/71	3,555	2,520,733
3.84%, 03/20/60	7,391	5,484,754
3.85%, 02/14/72	2,135	1,536,679
3.88%, 02/01/55	2,000	1,542,055
3.95%, 09/10/28	5,849	5,761,719
3.95%, 08/15/59	2,526	1,919,723
4.00%, 04/15/47	2,324	1,904,489
4.05%, 11/15/45	1,661	1,382,504
4.05%, 03/01/46	2,655	2,207,533
Schedule of Investments
86

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.10%, 09/15/67	$2,301	$1,750,323
4.30%, 03/01/49	3,006	2,568,799
4.50%, 01/20/33	4,855	4,765,699
4.50%, 09/10/48	1,718	1,506,156
4.95%, 09/09/52	355	332,866
4.95%, 05/15/53	2,390	2,238,314
5.10%, 02/20/35	3,175	3,217,125
5.15%, 01/20/63	1,943	1,830,513
5.60%, 12/01/54	3,175	3,253,321
6.63%, 02/01/29	3,495	3,780,894
United Parcel Service Inc.
2.40%, 11/15/26	3,877	3,759,077
2.50%, 09/01/29	2,905	2,674,622
3.05%, 11/15/27	7,521	7,281,285
3.40%, 03/15/29	4,361	4,195,876
3.40%, 11/15/46	1,481	1,099,238
3.40%, 09/01/49	3,306	2,398,988
3.63%, 10/01/42	2,710	2,169,724
3.75%, 11/15/47	4,267	3,343,186
4.25%, 03/15/49	2,988	2,506,823
4.45%, 04/01/30	2,902	2,898,457
4.88%, 03/03/33	4,305	4,324,367
4.88%, 11/15/40(b)	2,963	2,853,059
5.05%, 03/03/53	4,680	4,405,787
5.15%, 05/22/34	3,955	4,021,123
5.20%, 04/01/40	2,954	2,941,586
5.30%, 04/01/50	5,287	5,164,297
5.50%, 05/22/54	4,315	4,337,415
5.60%, 05/22/64	2,860	2,878,546
6.20%, 01/15/38	6,877	7,534,435
Walmart Inc.
1.05%, 09/17/26	7,340	6,995,473
1.50%, 09/22/28	6,168	5,618,513
1.80%, 09/22/31	8,707	7,440,703
3.95%, 09/09/27	3,965	3,947,639
		636,093,329
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	2,176	1,820,705
3.10%, 06/01/51	1,775	1,149,270
3.25%, 09/15/26	3,056	2,995,262
3.50%, 03/15/28	1,842	1,780,376
3.50%, 06/01/32	2,483	2,243,005
3.85%, 03/30/27	2,612	2,570,274
4.00%, 06/30/30	2,190	2,105,288
4.55%, 11/07/28	1,773	1,768,165
4.70%, 04/01/29	2,872	2,859,027
4.90%, 03/15/33	2,615	2,582,625
5.20%, 03/15/44	1,147	1,084,092
5.40%, 03/15/27	885	896,373
5.45%, 09/15/33	2,700	2,751,126
5.50%, 06/15/35	1,175	1,190,578
6.05%, 03/15/34	2,632	2,785,324
6.05%, 06/05/54	1,455	1,494,471
6.90%, 05/01/34	2,075	2,320,205
		34,396,166
Security	Par (000)	Value
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	$1,714	$1,646,385
3.38%, 01/20/27(b)	1,682	1,624,097
		3,270,482
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,316,429
2.80%, 05/01/30	3,249	2,965,818
2.95%, 09/01/27	2,530	2,438,701
3.25%, 06/01/51	3,471	2,384,264
3.45%, 06/01/29	3,926	3,747,218
3.45%, 05/01/50	3,599	2,582,838
3.75%, 09/01/28	2,417	2,351,474
3.75%, 09/01/47	4,495	3,452,326
4.00%, 12/01/46	2,175	1,733,850
4.15%, 06/01/49	3,406	2,758,758
4.20%, 09/01/48	2,192	1,796,914
4.30%, 12/01/42	1,529	1,335,813
4.30%, 09/01/45	2,421	2,057,565
4.45%, 06/01/32	3,015	2,918,834
5.15%, 03/01/34	1,925	1,936,784
5.25%, 03/01/35	3,725	3,767,572
5.45%, 03/01/54	2,460	2,411,386
6.59%, 10/15/37	1,180	1,328,450
Essential Utilities Inc.
2.40%, 05/01/31	2,824	2,458,960
2.70%, 04/15/30	2,611	2,362,437
3.35%, 04/15/50	3,404	2,323,692
3.57%, 05/01/29	1,517	1,442,870
4.28%, 05/01/49	3,455	2,784,674
4.80%, 08/15/27	1,625	1,633,604
5.30%, 05/01/52	2,720	2,550,518
5.38%, 01/15/34	1,075	1,085,266
United Utilities PLC, 6.88%, 08/15/28	1,071	1,136,280
		62,063,295
Total Corporate Bonds & Notes — 25.0% (Cost: $33,349,076,039)		31,355,774,536
Foreign Government Obligations(g)
Canada — 0.1%
Canada Government International Bonds
0.75%, 05/19/26	5,740	5,515,795
3.75%, 04/26/28	1,190	1,180,898
4.63%, 04/30/29(b)	1,590	1,623,870
Export Development Canada
3.00%, 05/25/27(b)	985	961,571
3.75%, 09/07/27	320	317,731
3.88%, 02/14/28	835	830,492
4.13%, 02/13/29	500	500,043
4.38%, 06/29/26	650	651,797
4.75%, 06/05/34	1,120	1,156,943
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,160	1,354,705
Series HK, 9.38%, 04/15/30	1,595	1,940,722
Province of Alberta Canada
1.30%, 07/22/30	6,207	5,313,288
3.30%, 03/15/28	5,100	4,971,854
4.50%, 01/24/34	230	228,470
87
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of British Columbia Canada
0.90%, 07/20/26	$2,180	$2,084,530
1.30%, 01/29/31(b)	4,405	3,708,647
2.25%, 06/02/26	7,085	6,915,559
4.20%, 07/06/33	12,615	12,312,118
4.75%, 06/12/34	11,040	11,152,766
4.80%, 11/15/28	830	845,657
4.90%, 04/24/29	460	470,741
7.25%, 09/01/36	388	471,528
Province of Manitoba Canada
1.50%, 10/25/28(b)	360	327,240
2.13%, 06/22/26	585	569,154
4.30%, 07/27/33	75	73,587
4.90%, 05/31/34	7,160	7,310,547
Province of New Brunswick Canada, 3.63%, 02/24/28	1,981	1,942,015
Province of Ontario Canada
1.05%, 04/14/26	1,300	1,255,541
1.05%, 05/21/27	1,525	1,423,991
1.13%, 10/07/30	6,872	5,791,794
1.60%, 02/25/31	6,735	5,766,126
1.80%, 10/14/31	3,965	3,375,290
2.00%, 10/02/29	5,155	4,673,351
2.13%, 01/21/32	6,195	5,357,126
2.30%, 06/15/26	7,295	7,120,758
2.50%, 04/27/26	12,699	12,451,651
3.10%, 05/19/27(b)	6,635	6,480,516
4.20%, 01/18/29	280	279,423
4.70%, 01/15/30	1,295	1,317,762
5.05%, 04/24/34	8,440	8,718,795
Province of Quebec Canada
1.35%, 05/28/30	6,863	5,921,515
1.90%, 04/21/31	2,135	1,853,406
2.50%, 04/20/26	4,856	4,765,334
2.75%, 04/12/27	6,352	6,163,063
3.63%, 04/13/28	8,325	8,187,423
4.25%, 09/05/34	10,120	9,844,710
4.50%, 04/03/29	30	30,254
4.50%, 09/08/33	485	483,534
Series PD, 7.50%, 09/15/29	5,762	6,516,250
Province of Saskatchewan Canada
3.25%, 06/08/27	30	29,323
4.65%, 01/28/30	1,795	1,823,637
		184,362,841
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	9,857	8,611,531
2.55%, 01/27/32	10,336	8,882,294
2.55%, 07/27/33	12,368	10,228,118
2.75%, 01/31/27	5,249	5,060,089
3.10%, 05/07/41	13,211	9,796,279
3.10%, 01/22/61	8,665	5,344,095
3.24%, 02/06/28	10,230	9,787,039
3.25%, 09/21/71	4,433	2,737,557
3.50%, 01/31/34	7,288	6,428,591
3.50%, 01/25/50	11,085	7,984,598
3.63%, 10/30/42(b)	430	337,476
3.86%, 06/21/47	5,238	4,063,753
4.00%, 01/31/52(b)	3,658	2,842,369
4.34%, 03/07/42	5,321	4,616,870
4.85%, 01/22/29	8,805	8,816,281
Security	Par (000)	Value
Chile (continued)
4.95%, 01/05/36	$7,839	$7,607,044
5.33%, 01/05/54(b)	4,107	3,917,561
		107,061,545
Hong Kong — 0.0%
Hong Kong Government International Bonds, 1.75%, 11/24/31(f)	4,500	3,859,741
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	5,067	5,885,001
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31(b)	1,495	1,259,422
2.15%, 07/28/31	7,605	6,449,290
2.85%, 02/14/30	7,511	6,860,889
3.05%, 03/12/51	4,315	2,907,994
3.20%, 09/23/61	2,535	1,630,088
3.35%, 03/12/71	3,640	2,359,422
3.40%, 09/18/29	4,280	4,048,616
3.50%, 01/11/28	5,187	5,027,170
3.50%, 02/14/50	3,636	2,687,376
3.55%, 03/31/32	4,595	4,194,288
3.70%, 10/30/49	4,571	3,494,329
3.85%, 10/15/30	9,661	9,191,316
4.10%, 04/24/28	6,505	6,398,990
4.15%, 09/20/27	5,370	5,310,698
4.20%, 10/15/50	8,250	6,877,025
4.30%, 03/31/52	3,390	2,829,594
4.35%, 01/11/48(b)	7,705	6,614,316
4.40%, 03/10/29	1,870	1,845,214
4.45%, 04/15/70	4,495	3,706,887
4.55%, 01/11/28	2,805	2,799,524
4.65%, 09/20/32	7,585	7,387,352
4.70%, 02/10/34(b)	4,780	4,627,315
4.75%, 02/11/29	5,033	5,037,161
4.75%, 09/10/34	5,850	5,660,006
4.85%, 01/11/33	7,215	7,102,630
5.10%, 02/10/54	2,700	2,545,571
5.15%, 09/10/54	2,290	2,170,424
5.25%, 01/15/30	110	111,794
5.35%, 02/11/49	4,450	4,428,185
5.45%, 09/20/52	2,295	2,273,982
5.60%, 01/15/35	4,280	4,406,197
5.65%, 01/11/53(b)	3,350	3,399,648
		135,642,713
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	11,070	9,803,636
2.88%, 03/16/26(b)	4,355	4,275,695
3.25%, 01/17/28	4,035	3,849,521
3.88%, 07/03/50	9,090	6,665,001
4.13%, 01/17/48(b)	2,670	2,079,384
4.50%, 01/17/33	8,620	8,143,349
4.50%, 01/30/43	5,983	5,142,080
4.50%,	4,433	3,237,093
5.38%, 03/12/29	330	332,795
5.50%, 03/12/34(b)	14,450	14,533,907
5.63%, 02/19/35	10,000	10,060,787
5.75%, 03/12/54	7,155	6,775,534
Schedule of Investments
88

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
State of Israel
2.50%, 01/15/30	$3,130	$2,771,633
3.38%, 01/15/50	7,243	4,904,527
		82,574,942
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	8,530	7,882,547
3.88%, 05/06/51	10,100	7,148,837
4.00%, 10/17/49	8,795	6,551,441
5.38%, 06/15/33	7,892	8,109,872
		29,692,697
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	6,885	5,781,117
1.63%, 01/20/27	350	333,566
1.88%, 07/21/26	5,780	5,595,744
1.88%, 04/15/31	14,163	12,268,018
2.00%, 10/17/29	4,937	4,465,431
2.13%, 02/16/29	4,585	4,220,651
2.25%, 11/04/26	7,405	7,166,050
2.38%, 04/20/26	5,550	5,430,868
2.75%, 11/16/27	5,825	5,606,115
2.88%, 06/01/27	5,283	5,124,018
2.88%, 07/21/27	4,437	4,300,996
3.25%, 07/20/28(b)	4,200	4,073,010
3.50%, 10/31/28	3,815	3,720,231
4.25%, 04/27/26	590	589,331
4.38%, 10/05/27	900	903,813
4.38%, 01/24/31	1,600	1,598,599
4.63%, 07/19/28	1,830	1,852,974
4.63%, 04/17/34	4,220	4,275,336
4.88%, 10/18/28	490	500,659
Japan International Cooperation Agency
1.00%, 07/22/30(b)	2,421	2,029,131
2.13%, 10/20/26	914	882,272
2.75%, 04/27/27	1,575	1,522,885
3.25%, 05/25/27	1,830	1,786,262
3.38%, 06/12/28	745	723,728
4.00%, 05/23/28	370	366,974
4.75%, 05/21/29	950	963,847
		86,081,626
Mexico — 0.2%
Mexico Government International Bonds
2.66%, 05/24/31	14,682	12,347,193
3.25%, 04/16/30	10,650	9,577,518
3.50%, 02/12/34	12,903	10,626,143
3.75%, 01/11/28	9,805	9,474,967
3.77%, 05/24/61	13,596	8,166,073
4.15%, 03/28/27	13,217	13,006,351
4.28%, 08/14/41	13,146	10,075,660
4.35%, 01/15/47	4,772	3,480,103
4.40%, 02/12/52	7,197	5,110,867
4.50%, 04/22/29	14,685	14,225,874
4.50%, 01/31/50	9,701	7,154,152
4.60%, 01/23/46	12,284	9,315,190
4.60%, 02/10/48	8,766	6,572,999
4.75%, 04/27/32	12,997	12,117,942
4.75%, 03/08/44	17,363	13,707,976
4.88%, 05/19/33	10,198	9,413,791
Security	Par (000)	Value
Mexico (continued)
5.00%, 05/07/29	$2,639	$2,601,756
5.00%, 04/27/51	12,649	9,937,929
5.40%, 02/09/28	4,017	4,042,810
5.55%, 01/21/45	14,090	12,613,369
5.75%, 10/12/2110	11,691	9,360,646
6.00%, 05/13/30	8,520	8,691,395
6.00%, 05/07/36	6,038	5,877,900
6.05%, 01/11/40	12,213	11,621,433
6.34%, 05/04/53	12,706	11,796,232
6.35%, 02/09/35	11,745	11,833,675
6.40%, 05/07/54	4,590	4,295,575
6.75%, 09/27/34(b)	9,637	10,145,672
6.88%, 05/13/37	15,930	16,441,552
7.38%, 05/13/55	10,020	10,507,061
7.50%, 04/08/33	6,462	7,113,643
8.30%, 08/15/31	7,116	8,295,623
11.50%, 05/15/26	783	843,618
		300,392,688
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	13,480	9,841,294
3.16%, 01/23/30	7,163	6,188,710
3.30%, 01/19/33	6,710	5,266,907
3.87%, 07/23/60	12,958	7,208,631
3.88%, 03/17/28	5,682	5,357,086
4.30%, 04/29/53	6,814	4,295,952
4.50%, 05/15/47	4,311	2,918,357
4.50%, 04/16/50	10,089	6,616,393
4.50%, 04/01/56	10,830	6,837,857
4.50%, 01/19/63	6,515	4,040,280
6.40%, 02/14/35	10,310	9,763,435
6.70%, 01/26/36	10,066	9,726,018
6.85%, 03/28/54	4,805	4,306,677
6.88%, 01/31/36	2,757	2,677,048
7.50%, 03/01/31	4,980	5,167,513
7.88%, 03/01/57	1,507	1,509,283
8.00%, 03/01/38	5,160	5,398,815
8.88%, 09/30/27	5,926	6,382,802
9.38%, 04/01/29	5,862	6,509,551
		110,012,609
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	5,835	4,540,131
2.78%, 01/23/31	15,269	13,367,943
2.78%, 12/01/60	8,668	4,858,419
2.84%, 06/20/30	3,585	3,209,251
3.00%, 01/15/34	11,180	9,260,504
3.23%,	4,383	2,434,229
3.30%, 03/11/41	4,746	3,555,454
3.55%, 03/10/51	6,678	4,715,796
3.60%, 01/15/72	4,355	2,779,681
4.13%, 08/25/27	3,898	3,857,092
5.38%, 02/08/35	5,915	5,823,339
5.63%, 11/18/50	9,810	9,488,686
5.88%, 08/08/54	6,770	6,683,039
6.55%, 03/14/37	4,961	5,308,890
8.75%, 11/21/33	10,030	12,176,504
		92,058,958
89
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27(b)	$765	$827,918
Philippines Government International Bonds
1.65%, 06/10/31	7,911	6,538,254
1.95%, 01/06/32	2,290	1,890,986
2.46%, 05/05/30	7,024	6,293,336
2.65%, 12/10/45	6,640	4,313,470
2.95%, 05/05/45	5,892	4,063,491
3.00%, 02/01/28	10,061	9,598,779
3.20%, 07/06/46	9,753	6,935,622
3.23%, 03/29/27	3,905	3,803,854
3.56%, 09/29/32	4,678	4,247,221
3.70%, 03/01/41	8,249	6,706,783
3.70%, 02/02/42	8,839	7,128,772
3.75%, 01/14/29	7,451	7,190,793
3.95%, 01/20/40	9,260	7,877,574
4.20%, 03/29/47	4,285	3,554,237
4.38%, 03/05/30	2,438	2,398,600
4.63%, 07/17/28	2,165	2,164,190
4.75%, 03/05/35	1,680	1,625,324
5.00%, 07/17/33	6,605	6,571,523
5.00%, 01/13/37	5,825	5,711,080
5.17%, 10/13/27	3,054	3,097,531
5.18%, 09/05/49	2,730	2,604,650
5.25%, 05/14/34	5,305	5,334,528
5.50%, 03/30/26	7,371	7,445,068
5.50%, 02/04/35	410	420,725
5.50%, 01/17/48	5,455	5,454,613
5.60%, 05/14/49	2,475	2,494,488
5.61%, 04/13/33	4,505	4,651,213
5.90%, 02/04/50	420	438,886
5.95%, 10/13/47	2,970	3,118,869
6.38%, 01/15/32	5,862	6,310,720
6.38%, 10/23/34	8,546	9,287,491
7.75%, 01/14/31	7,353	8,431,290
9.50%, 02/02/30	5,154	6,195,147
		164,727,026
Poland — 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	12,170	12,012,779
4.63%, 03/18/29	4,620	4,606,184
4.88%, 02/12/30	10	10,059
4.88%, 10/04/33	13,970	13,736,654
5.13%, 09/18/34	13,604	13,543,563
5.38%, 02/12/35	12,010	12,136,973
5.50%, 11/16/27	8,266	8,455,098
5.50%, 04/04/53	12,665	12,234,874
5.50%, 03/18/54	9,670	9,327,475
5.75%, 11/16/32	9,100	9,502,825
		95,566,484
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	2,285	2,155,710
1.25%, 09/21/30	3,525	2,977,710
1.38%, 02/09/31(b)	1,710	1,433,181
1.63%, 01/18/27	2,775	2,642,214
2.13%, 01/18/32(b)	3,025	2,580,220
2.38%, 04/21/27	2,850	2,738,341
2.50%, 06/29/41	5,308	3,867,430
Security	Par (000)	Value
South Korea (continued)
2.63%, 05/26/26	$4,202	$4,114,025
3.25%, 08/12/26	2,950	2,903,536
4.00%, 09/11/27	1,430	1,420,006
4.00%, 09/11/29(b)	2,585	2,543,694
4.13%, 10/17/27	640	637,005
4.25%, 09/15/27	1,787	1,784,141
4.50%, 01/11/29	880	883,551
4.50%, 09/15/32	3,140	3,105,481
4.63%, 01/11/27	1,960	1,970,625
4.63%, 01/14/28	270	272,369
4.63%, 01/11/34(b)	2,868	2,852,495
4.88%, 01/14/30	590	602,161
5.00%, 01/11/28	2,820	2,869,732
5.13%, 09/18/28	1,680	1,721,880
5.13%, 01/11/33(b)	5,070	5,213,857
5.13%, 09/18/33	2,610	2,687,458
Korea Development Bank (The)
0.80%, 04/27/26	1,650	1,585,049
1.38%, 04/25/27	3,033	2,853,101
4.13%, 10/16/27	660	657,081
4.25%, 09/08/32	6,250	6,077,901
4.38%, 02/15/28	3,365	3,367,218
4.38%, 02/15/33	7,378	7,220,996
4.50%, 02/15/29(b)	3,460	3,476,875
4.63%, 02/15/27	880	885,265
4.63%, 02/03/28	630	635,360
5.38%, 10/23/26	1,125	1,142,665
5.38%, 10/23/28	1,270	1,313,851
5.63%, 10/23/33	2,065	2,199,436
Korea International Bonds
1.00%, 09/16/30	3,320	2,794,891
1.75%, 10/15/31	3,485	2,971,397
2.50%, 06/19/29	5,545	5,175,606
2.75%, 01/19/27	6,179	6,020,024
3.50%, 09/20/28	2,105	2,051,909
3.88%, 09/20/48	898	767,073
4.13%, 06/10/44	981	884,570
4.50%, 07/03/29(b)	3,410	3,449,321
		109,506,411
Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	6,645	6,420,585
0.88%, 07/22/26(b)	9,133	8,739,719
3.50%, 09/18/29	240	234,157
4.38%, 11/03/27	4,230	4,264,559
4.38%, 03/14/28	2,640	2,663,996
4.63%, 01/04/27	4,210	4,248,563
5.75%, , (5-year CMT + 1.575%)(a)(h)	2,845	2,748,505
Arab Energy Fund (The), 1.48%, 10/06/26(c)	230	218,848
Asian Development Bank
0.75%, 10/08/30	2,539	2,114,125
1.00%, 04/14/26	12,980	12,541,358
1.25%, 06/09/28	2,785	2,548,015
1.50%, 01/20/27	9,245	8,818,094
1.50%, 03/04/31	2,669	2,294,341
1.75%, 08/14/26	6,135	5,935,214
1.75%, 09/19/29	8,182	7,395,339
1.88%, 03/15/29	1,405	1,290,325
1.88%, 01/24/30	7,696	6,941,486
2.00%, 04/24/26	8,700	8,494,166
2.38%, 08/10/27	1,460	1,404,178
Schedule of Investments
90

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
2.50%, 11/02/27	$7,422	$7,135,880
2.63%, 01/12/27	6,474	6,307,043
2.75%, 01/19/28	7,035	6,789,303
3.13%, 08/20/27	8,275	8,098,629
3.13%, 09/26/28	1,329	1,288,775
3.13%, 04/27/32	1,220	1,139,740
3.63%, 08/28/29	14,620	14,343,801
3.75%, 04/25/28	11,080	10,982,189
3.88%, 09/28/32	3,385	3,313,100
3.88%, 06/14/33	5,770	5,611,327
4.00%, 01/12/33	15,351	15,095,201
4.13%, 01/12/27	15,360	15,372,918
4.13%, 01/12/34	9,150	9,037,188
4.38%, 01/14/28	290	292,452
4.38%, 03/06/29(b)	10,275	10,384,336
4.50%, 08/25/28	11,815	11,978,278
4.88%, 05/21/26	6,338	6,395,835
4.88%, 09/26/28	650	653,507
5.82%, 06/16/28	7,020	7,376,969
6.22%, 08/15/27	1,970	2,053,833
6.38%, 10/01/28(b)	3,125	3,323,576
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	2,460	2,442,907
4.00%, 01/18/28	4,249	4,244,954
4.25%, 03/13/34	6,775	6,749,536
4.50%, 01/16/30	3,205	3,258,612
4.88%, 09/14/26	2,810	2,842,444
Corp. Andina de Fomento
2.25%, 02/08/27	985	945,314
5.00%, 01/24/29	6,770	6,888,777
Council of Europe Development Bank
0.88%, 09/22/26	470	447,561
3.63%, 01/26/28	960	948,369
3.75%, 05/25/26	1,685	1,676,787
4.13%, 01/24/29	995	995,547
4.50%, 01/15/30	2,155	2,191,826
4.63%, 06/11/27	850	859,737
European Bank for Reconstruction & Development
4.13%, 01/25/29(b)	1,025	1,025,602
4.25%, 03/13/34	7,090	7,055,941
4.38%, 03/09/28	1,065	1,074,619
European Investment Bank
0.38%, 03/26/26	5,651	5,430,339
0.63%, 10/21/27	832	762,144
0.75%, 10/26/26	8,055	7,634,716
0.75%, 09/23/30(b)	2,365	1,974,905
0.88%, 05/17/30	4,600	3,910,438
1.25%, 02/14/31(b)	11,729	9,958,837
1.38%, 03/15/27	17,870	16,941,971
1.63%, 10/09/29(b)	4,540	4,077,361
1.63%, 05/13/31	675	582,677
1.75%, 03/15/29(b)	7,655	6,998,260
2.13%, 04/13/26(b)	7,955	7,787,735
2.38%, 05/24/27	3,771	3,636,932
3.25%, 11/15/27	3,040	2,980,725
3.63%, 07/15/30	18,505	18,065,931
3.75%, 11/15/29	10,570	10,412,466
3.75%, 02/14/33	21,435	20,766,874
3.88%, 03/15/28	4,718	4,697,206
4.00%, 02/15/29	2,890	2,882,028
Security	Par (000)	Value
Supranational (continued)
4.13%, 02/13/34	$24,140	$23,807,935
4.38%, 03/19/27	1,310	1,318,105
4.38%, 10/10/31	12,660	12,801,307
4.50%, 10/16/28	1,355	1,374,693
4.50%, 03/14/30	24,945	25,379,253
4.63%, 02/12/35	12,920	13,222,357
4.75%, 06/15/29	3,280	3,365,117
4.88%, 02/15/36	7,346	7,714,797
Inter-American Development Bank
0.63%, 09/16/27	2,500	2,296,130
0.88%, 04/20/26	17,925	17,292,705
1.13%, 07/20/28	10,430	9,472,444
1.13%, 01/13/31	12,181	10,265,679
1.50%, 01/13/27	1,540	1,469,433
2.00%, 06/02/26	7,610	7,415,524
2.00%, 07/23/26	5,088	4,946,307
2.25%, 06/18/29	9,537	8,845,838
2.38%, 07/07/27	8,219	7,913,685
3.13%, 09/18/28	9,805	9,502,618
3.20%, 08/07/42	4,215	3,472,993
3.50%, 09/14/29	2,915	2,844,880
3.50%, 04/12/33	11,435	10,838,469
3.63%, 09/17/31	8,100	7,835,475
3.88%, 10/28/41	6,149	5,572,610
4.00%, 01/12/28	6,506	6,497,729
4.13%, 02/15/29	13,630	13,645,876
4.38%, 02/01/27	5,680	5,710,411
4.38%, 07/17/34	13,290	13,334,065
4.38%, 01/24/44	3,254	3,115,426
4.50%, 05/15/26	6,435	6,462,595
4.50%, 02/15/30	2,855	2,903,899
4.50%, 09/13/33	5,305	5,379,737
Inter-American Investment Corp.
3.63%, 02/17/27	1,700	1,682,944
4.13%, 02/15/28	755	755,064
4.25%, 02/14/29	1,000	1,002,232
4.75%, 09/19/28	1,483	1,512,326
International Bank for Reconstruction & Development
0.75%, 11/24/27	12,645	11,581,890
0.75%, 08/26/30	11,333	9,469,502
0.85%, 02/10/27	1,120	1,037,549
0.88%, 07/15/26	9,185	8,798,260
0.88%, 05/14/30	16,100	13,678,710
1.13%, 09/13/28	24,822	22,444,123
1.25%, 02/10/31(b)	17,240	14,601,509
1.38%, 04/20/28	20,630	19,018,925
1.63%, 11/03/31	22,834	19,428,963
1.75%, 10/23/29	13,202	11,906,840
1.88%, 10/27/26	7,200	6,950,763
2.50%, 11/22/27	18,325	17,608,114
2.50%, 03/29/32	3,411	3,052,917
3.13%, 06/15/27	12,645	12,392,250
3.50%, 07/12/28	19,566	19,219,300
3.63%, 09/21/29	9,050	8,873,909
3.88%, 10/16/29	18,455	18,281,094
3.88%, 02/14/30	17,195	17,012,501
3.88%, 08/28/34	25,830	24,931,819
4.00%, 08/27/26	7,050	7,043,717
4.00%, 07/25/30	7,235	7,188,320
4.00%, 01/10/31	22,629	22,414,815
91
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.50%, 04/10/31	$12,695	$12,901,901
4.63%, 08/01/28(b)	9,845	10,019,197
4.63%, 01/15/32	19,285	19,727,002
4.75%, 04/10/26	3,640	3,663,732
4.75%, 11/14/33	15,689	16,182,638
4.75%, 02/15/35(b)	1,212	1,250,067
5.50%, 03/05/29	60	60,000
5.67%, 02/01/34	210	210,904
Series GDIF, 1.62%, 03/11/30	40	34,959
International Finance Corp.
0.75%, 10/08/26	3,010	2,857,145
0.75%, 08/27/30	1,050	878,234
2.13%, 04/07/26	958	937,386
4.25%, 07/02/29	990	996,471
4.38%, 01/15/27	1,525	1,533,246
4.50%, 01/21/28	530	536,401
4.50%, 07/13/28	960	973,499
Nordic Investment Bank
3.38%, 09/08/27(b)	935	920,088
4.25%, 02/28/29	990	994,468
4.38%, 03/14/28	875	882,709
		1,042,906,026
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27(b)	1,008	969,662
4.13%, 06/14/28	2,005	2,004,394
4.25%, 02/01/29	1,615	1,616,834
4.88%, 09/14/26	3,935	3,973,857
4.88%, 10/04/30	3,535	3,640,645
		12,205,392
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	1,190	1,100,806
Uruguay Government International Bonds
4.13%, 11/20/45	2,297	1,965,771
4.38%, 10/27/27	14,300	14,246,844
4.38%, 01/23/31	14,526	14,220,884
4.98%, 04/20/55	10,511	9,510,357
5.10%, 06/18/50	16,477	15,440,507
5.44%, 02/14/37	1,380	1,393,749
5.75%, 10/28/34	12,855	13,341,995
7.63%, 03/21/36(b)	4,726	5,597,298
		76,818,211
Total Foreign Government Obligations — 2.1% (Cost: $2,821,184,993)		2,639,354,911
Municipal Debt Obligations
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority RB, 2.65%, 09/01/37	1,150	938,326
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,797,443
California — 0.1%
Alameda County Joint Powers Authority RB BAB, Series A, 7.05%, 12/01/44	1,500	1,734,354
Bay Area Toll Authority RB, 3.13%, 04/01/55	470	322,626
Security	Par (000)	Value
California (continued)
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	$4,735	$5,180,278
Series S-1, 7.04%, 04/01/50	4,300	5,118,828
Series S-3, 6.91%, 10/01/50	3,205	3,770,849
California Earthquake Authority RB, Class A, 5.60%, 07/01/27	1,255	1,266,665
California Health Facilities Financing Authority RB
4.19%, 06/01/37	325	304,208
4.35%, 06/01/41	1,905	1,745,850
California State University RB
Class B, 2.72%, 11/01/52	910	603,842
Class B, 2.94%, 11/01/52	1,000	683,016
Class B, 2.98%, 11/01/51	3,315	2,328,058
5.18%, 11/01/53	2,535	2,460,987
Series E, 2.90%, 11/01/51	1,895	1,357,510
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)	455	399,300
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, Series B, Class B, 6.00%, 11/01/40	2,500	2,636,720
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,771,574
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53	1,025	806,073
Series A, 4.09%, 01/15/49	2,040	1,682,385
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34(b)	1,270	1,104,915
Class B, 3.00%, 06/01/46	610	567,596
3.12%, 06/01/38 (SAP)	2,250	1,852,638
Class B, 3.29%, 06/01/42	3,790	2,956,007
3.49%, 06/01/36	230	190,692
3.71%, 06/01/41	830	643,007
3.85%, 06/01/50	960	896,800
4.21%, 06/01/50	1,535	1,131,585
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	1,100	1,264,897
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40(b)	1,150	1,365,698
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50(b)	385	419,338
Series D, 6.57%, 07/01/45(b)	2,970	3,159,945
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50(b)	1,400	934,078
3.71%, 05/15/20	2,600	1,752,007
4.13%, 05/15/32	1,550	1,503,343
4.56%, 05/15/53	895	786,645
Series N, 3.26%, 05/15/60(b)	1,835	1,223,276
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	4,575	5,056,888
Series F, 6.58%, 05/15/49	3,015	3,316,005
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	1,996,659
Schedule of Investments
92

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Diego County Water Authority RB BAB, Series B, Class B, 6.14%, 05/01/49	$2,350	$2,517,273
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	1,920	1,935,594
San Joaquin Hills Transportation Corridor Agency RB, Class B, 3.49%, 01/15/50	1,600	1,245,508
State of California GO
1.70%, 02/01/28(b)	140	130,373
2.50%, 10/01/29	6,000	5,544,008
3.50%, 04/01/28	910	890,573
4.50%, 08/01/29	1,350	1,358,491
4.50%, 04/01/33(b)	2,750	2,713,526
4.60%, 04/01/38	2,170	2,101,784
5.13%, 09/01/29	1,700	1,754,251
5.13%, 03/01/38	1,000	1,008,669
5.15%, 09/01/34	5,000	5,147,486
5.20%, 03/01/43	3,790	3,781,477
5.75%, 10/01/31	1,400	1,493,258
5.88%, 10/01/41	5,000	5,246,638
Series A, Class A, 3.05%, 04/01/29	1,110	1,056,926
State of California GO BAB
7.30%, 10/01/39	5,220	6,088,508
7.35%, 11/01/39	3,130	3,668,640
7.50%, 04/01/34(b)	8,325	9,666,404
7.55%, 04/01/39	12,470	15,134,157
7.60%, 11/01/40	7,575	9,259,585
7.63%, 03/01/40(b)	6,850	8,249,441
University of California RB
Series AD, 4.86%, 12/31/99	3,285	2,894,403
Series AQ, 4.77%, 12/31/99	835	722,112
Series BD, 3.35%, 07/01/29(b)	4,730	4,559,938
Series BG, 1.32%, 05/15/27(b)	775	727,467
Series BG, 1.61%, 05/15/30	2,990	2,594,281
Series BG, 3.07%, 05/15/51	3,110	2,111,722
		172,897,635
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	736,102
Connecticut — 0.0%
State of Connecticut GO, Series A, Class A, 5.85%, 03/15/32	4,765	5,067,251
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14(b)	1,690	1,531,187
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,596,369
		3,127,556
Florida — 0.0%
County of Broward Florida Airport System Revenue RB, 3.48%, 10/01/43	250	207,610
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	985	894,738
County of Miami-Dade Florida Transit System RB, Series B, 2.60%, 07/01/42	1,300	987,406
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55	245	258,111
Security	Par (000)	Value
Florida (continued)
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(b)	$3,250	$3,053,642
2.15%, 07/01/30(b)	5,902	5,221,122
Class A, 5.53%, 07/01/34(b)	4,980	5,127,910
		15,750,539
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue RB, 2.26%, 11/01/35	1,330	1,100,926
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,741	4,182,530
Project M, Series 2010-A, 6.66%, 04/01/57	3,274	3,609,230
Project P, Series 2010-A, 7.06%, 04/01/57	3,359	3,807,440
		12,700,126
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	414,823
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, Class C, 4.47%, 01/01/49(b)	1,050	944,758
Series C, Class C, 4.57%, 01/01/54(b)	2,450	2,188,416
Chicago O'Hare International Airport RB BAB, Series B, Class B, 6.40%, 01/01/40(b)	1,100	1,200,462
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, Class A, 6.90%, 12/01/40	4,158	4,638,167
Series B, Class B, 6.90%, 12/01/40(b)	4,608	5,143,402
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,929,432
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,203,001
3.82%, 01/01/48	135	110,902
4.79%, 01/01/48	2,380	2,241,123
State of Illinois GO, 5.10%, 06/01/33	30,987	31,027,391
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,064	3,306,678
		56,933,732
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	477,439
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	431,487
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.28%, 02/01/36	1,560	1,507,176
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	798	789,899
4.15%, 02/01/33	2,280	2,243,307
4.48%, 08/01/39	4,415	4,227,104
5.05%, 12/01/34	1,705	1,737,098
5.08%, 06/01/31	1,262	1,276,059
5.20%, 12/01/39	3,975	4,053,830
93
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41(b)	$1,185	$933,657
		16,768,130
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56	1,545	1,546,982
5.94%, 05/31/57	1,370	1,407,503
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40	2,500	1,935,846
		4,890,331
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	2,675	1,894,325
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	1,965,278
Series E, 5.46%, 12/01/39	3,700	3,779,867
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,847,945
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	2,435	2,542,435
Massachusetts School Building Authority RB
2.95%, 05/15/43	1,700	1,322,051
3.40%, 10/15/40	1,755	1,504,109
Series B, Class B, 1.75%, 08/15/30	2,250	2,011,340
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,108,304
		18,975,654
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,874,052
3.38%, 12/01/40	845	703,962
Michigan State University RB, 4.17%, 08/15/22(b)	4,035	3,143,773
Michigan Strategic Fund RB, 3.23%, 09/01/47	460	358,550
University of Michigan RB
2.56%, 04/01/50	3,000	1,931,869
Class A, 3.50%, 04/01/52	614	471,151
Class B, 3.50%, 04/01/52	475	365,601
Class C, 3.60%, 04/01/47	1,800	1,532,408
Class A, 4.45%, 12/31/99	5,580	4,634,400
Series B, 2.44%, 04/01/40	2,862	2,158,672
		17,174,438
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52	1,924	1,609,950
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34(b)	1,000	1,002,660
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, Class A, 3.65%, 08/15/57	4,730	3,621,051
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49(b)	2,000	1,454,007
Security	Par (000)	Value
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	$850	$972,309
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A, 7.43%, 02/15/29 (NPFGC)	5,874	6,216,754
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	8,370,281
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	2,650	2,950,786
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,730	5,459,292
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	813,816
Series P, 3.92%, 05/01/19(b)	1,475	1,071,165
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40(b)	900	918,673
		25,800,767
New York — 0.1%
City of New York GO
5.11%, 10/01/54	3,775	3,719,338
5.26%, 10/01/44	1,200	1,195,564
5.26%, 10/01/52	500	503,644
5.83%, 10/01/53	3,000	3,242,837
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	2,022,833
Series C-1, 5.52%, 10/01/37	3,000	3,049,718
Series F1, 6.27%, 12/01/37	2,755	2,970,322
City of New York GOL, 4.61%, 09/01/37	1,000	977,755
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	5,380	5,525,087
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	2,870	3,428,781
Metropolitan Transportation Authority RB BAB
Series 2010-A, 6.67%, 11/15/39	50	55,156
Series B, 6.65%, 11/15/39	220	241,830
Series E, 6.81%, 11/15/40	1,830	2,039,078
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,312,304
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	1,385	1,383,304
5.72%, 06/15/42(b)	3,145	3,216,957
5.95%, 06/15/42	3,000	3,143,021
6.01%, 06/15/42(b)	1,860	1,961,605
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,234,555
5.57%, 11/01/38	2,100	2,108,743
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40(b)	2,325	2,394,992
Series F, 5.63%, 03/15/39(b)	2,725	2,794,779
Port Authority of New York & New Jersey RB
3.14%, 02/15/51	1,145	849,380
3.29%, 08/01/69(b)	1,300	857,991
4.03%, 09/01/48	1,440	1,217,666
4.23%, 10/15/57	865	728,297
Schedule of Investments
94

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
5.07%, 07/15/53(b)	$2,820	$2,765,286
Series 164, 5.65%, 11/01/40(b)	6,255	6,652,565
Series 165, 5.65%, 11/01/40	1,795	1,899,392
Series 168, 4.93%, 10/01/51	4,165	4,002,557
Series 174, 4.46%, 10/01/62	6,585	5,760,773
Series 181, 4.96%, 08/01/46(b)	2,000	1,952,097
Series 182, 5.31%, 08/01/46	1,000	973,732
Series 192, 4.81%, 10/15/65	4,235	3,941,513
Series 225, 3.18%, 07/15/60(b)	675	457,560
		83,581,012
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51	1,100	784,029
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	4,075	5,288,967
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,618,034
4.43%, 01/01/33	260	259,203
Series B, Class B, 4.53%, 01/01/35	2,400	2,400,273
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	350	312,445
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	2,005	1,960,071
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,341,765
		13,180,758
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	676,299
4.62%, 06/01/44	1,655	1,594,515
4.71%, 05/01/52	3,280	3,128,333
5.09%, 02/01/52	3,680	3,694,577
		9,093,724
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	41	41,401
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,018,217
Oregon State University RB, 3.42%, 03/01/60 (BAM)	1,100	791,147
State of Oregon GO, 5.89%, 06/01/27	6,319	6,442,352
		8,293,117
Pennsylvania — 0.0%
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	858,921
Class A, 3.86%, 06/01/38	4,200	3,855,428
Series A, 4.14%, 06/01/38	50	46,604
Pennsylvania Economic Development Financing Authority RB, 5.69%, 06/01/54	2,665	2,695,651
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,354,092
2.84%, 09/01/50	975	678,481
Pennsylvania Turnpike Commission RB BAB, Series B, Class B, 5.51%, 12/01/45	1,000	997,134
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19	2,000	1,327,485
		11,813,796
Security	Par (000)	Value
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	$1,000	$1,087,373
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, Class B, 4.05%, 07/01/26	1,000	992,270
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, Class B, 2.44%, 08/15/49	765	480,108
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,351,563
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,936,232
Series C, 5.99%, 02/01/39	1,993	2,114,262
Dallas Area Rapid Transit RB, Class A, 2.61%, 12/01/48	2,895	1,982,908
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,049,398
Series B, 6.00%, 12/01/44(b)	400	422,752
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	797,616
Dallas County Hospital District GOL BAB, Series C, Class C, 5.62%, 08/15/44	1,250	1,275,054
Dallas Fort Worth International Airport RB
2.84%, 11/01/46	220	162,229
Class A, 2.99%, 11/01/38(b)	1,200	1,024,905
Class A, 4.09%, 11/01/51	1,245	1,052,359
Class A, 4.51%, 11/01/51	4,305	3,854,694
Series A, Class A, 3.14%, 11/01/45(b)	1,405	1,079,713
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,912,709
Series C, Class C, 3.09%, 11/01/40	340	273,750
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	401,424
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	4,805	3,406,982
North Texas Tollway Authority RB BAB, Series B, Class B, 6.72%, 01/01/49	4,120	4,722,516
Permanent University Fund - Texas A&M University System RB, Series B, Class B, 3.66%, 07/01/47	2,000	1,701,576
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47	2,125	1,669,065
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,457,773
Series A, Class A, 4.63%, 04/01/33	1,255	1,256,728
Series A, Class A, 4.68%, 04/01/40	2,550	2,457,476
Texas Department of Transportation State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,204,617
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	7,874	8,008,934
5.17%, 04/01/41	6,200	6,307,183
95
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B, 3.92%, 12/31/49	$3,350	$2,760,251
Texas Transportation Commission GO, 2.47%, 10/01/44	2,505	1,780,237
		68,905,014
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50	2,790	1,657,072
2.58%, 11/01/51	2,915	1,831,060
Series A, 3.23%, 12/31/99(b)	790	480,606
Series C, 4.18%, 09/01/17	840	659,200
		4,627,938
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,229,723
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	135	136,073
Series C, 3.15%, 05/01/27	2,580	2,523,192
		2,659,265
Total Municipal Debt Obligations — 0.4% (Cost: $633,905,844)		569,789,775
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 25.6%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	44	42,648
2.50%, 02/01/28	556	542,488
2.50%, 01/01/30	5,933	5,724,967
2.50%, 03/01/31	61	58,107
2.50%, 08/01/31	1,933	1,852,332
2.50%, 10/01/31	4,594	4,386,793
2.50%, 11/01/31	27	26,057
2.50%, 12/01/31	7,033	6,709,864
2.50%, 02/01/32	8,608	8,216,968
2.50%, 08/01/32	102	97,011
2.50%, 01/01/33	7,533	7,155,901
2.50%, 02/01/33	20	19,012
2.50%, 04/01/33	919	867,360
3.00%, 11/01/26	70	69,099
3.00%, 01/01/27	33	32,534
3.00%, 02/01/27	83	82,213
3.00%, 04/01/27	68	66,970
3.00%, 05/01/27	560	551,631
3.00%, 06/01/27	522	513,280
3.00%, 07/01/27	30	29,673
3.00%, 08/01/27	75	73,199
3.00%, 09/01/27	305	300,665
3.00%, 11/01/27	124	121,886
3.00%, 12/01/27	68	66,667
3.00%, 01/01/28	19	18,392
3.00%, 11/01/28	72	71,024
3.00%, 01/01/29	63	61,024
3.00%, 03/01/29	337	329,403
3.00%, 05/01/29	11,843	11,620,529
3.00%, 05/01/30	2,304	2,241,710
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 06/01/30	$1,157	$1,129,562
3.00%, 07/01/30	2,867	2,787,307
3.00%, 12/01/30	6,824	6,624,584
3.00%, 02/01/31	2,118	2,054,155
3.00%, 05/01/31	4,459	4,319,881
3.00%, 06/01/31	3,299	3,193,652
3.00%, 08/01/31	26	25,353
3.00%, 12/01/31	16	15,251
3.00%, 02/01/32	61	58,886
3.00%, 07/01/32	5,090	4,909,460
3.00%, 09/01/32	7	6,692
3.00%, 02/01/33	11	10,201
3.00%, 05/01/33	1,261	1,207,248
3.00%, 06/01/42	383	349,514
3.00%, 10/01/42	170	155,096
3.00%, 01/01/43	415	379,325
3.00%, 02/01/43	10,209	9,318,198
3.00%, 12/01/44	30	26,797
3.00%, 04/01/45	253	226,238
3.00%, 08/01/45	158	140,896
3.00%, 12/01/45	12	10,909
3.00%, 01/01/46	893	798,776
3.00%, 02/01/46	104	93,394
3.00%, 07/01/46	2,037	1,820,616
3.00%, 08/01/46	36,544	32,657,584
3.00%, 09/01/46	14,447	13,050,966
3.00%, 10/01/46	28,092	25,156,322
3.00%, 11/01/46	21,178	18,925,396
3.00%, 12/01/46	49,129	43,911,143
3.00%, 01/01/47	11,485	10,263,764
3.00%, 02/01/47	24,624	22,005,841
3.00%, 03/01/47	123	110,326
3.00%, 04/01/47	318	284,528
3.00%, 05/01/47	18,975	17,010,713
3.00%, 06/01/47	20,337	18,174,306
3.00%, 08/01/47	2,535	2,265,647
3.00%, 09/01/47	584	522,487
3.00%, 10/01/47	6,411	5,729,379
3.00%, 11/01/47	10	8,594
3.00%, 01/01/48	13	12,015
3.00%, 11/01/48	955	845,659
3.00%, 03/01/49	178	157,028
3.00%, 05/01/49	210	186,795
3.00%, 06/01/49	148	131,334
3.50%, 11/01/25	101	100,699
3.50%, 03/01/26	143	141,742
3.50%, 06/01/26	39	38,693
3.50%, 03/01/32	462	450,636
3.50%, 05/01/32	1,346	1,315,050
3.50%, 08/01/32	439	427,946
3.50%, 09/01/32	590	577,196
3.50%, 06/01/33	86	83,616
3.50%, 07/01/33	4,248	4,130,822
3.50%, 11/01/33	12	11,895
3.50%, 06/01/34	3,681	3,573,961
3.50%, 03/01/38	2,943	2,804,031
3.50%, 06/01/38	774	738,077
3.50%, 09/01/38	501	478,847
3.50%, 02/01/42	47	44,187
3.50%, 05/01/42	5	4,470
3.50%, 09/01/42	7	6,865
Schedule of Investments
96

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/42	$6,207	$5,818,800
3.50%, 11/01/42	472	442,375
3.50%, 01/01/43	9	8,186
3.50%, 04/01/43	3,367	3,147,017
3.50%, 06/01/43	653	610,068
3.50%, 07/01/43	1,096	1,024,472
3.50%, 08/01/43	3,974	3,714,280
3.50%, 10/01/43	870	812,651
3.50%, 01/01/44	10,290	9,640,615
3.50%, 02/01/44	5,175	4,836,663
3.50%, 09/01/44	4,109	3,828,272
3.50%, 10/01/44	6,017	5,592,318
3.50%, 11/01/44	82	75,246
3.50%, 12/01/45	8,121	7,482,191
3.50%, 01/01/46	152	141,191
3.50%, 03/01/46	21,701	20,100,614
3.50%, 05/01/46	2,854	2,640,528
3.50%, 06/01/46	84	77,855
3.50%, 07/01/46	3,875	3,584,453
3.50%, 08/01/46	2,729	2,526,834
3.50%, 09/01/46	4,275	3,953,776
3.50%, 10/01/46	836	772,789
3.50%, 11/01/46	610	563,401
3.50%, 12/01/46	3,220	2,977,460
3.50%, 01/01/47	1,683	1,554,126
3.50%, 02/01/47	4,383	4,050,364
3.50%, 03/01/47	2,828	2,612,741
3.50%, 04/01/47	6,367	5,875,111
3.50%, 05/01/47	1,314	1,212,304
3.50%, 07/01/47	5,320	4,909,600
3.50%, 08/01/47	15,578	14,447,056
3.50%, 09/01/47	20,591	18,982,317
3.50%, 12/01/47	3,524	3,252,533
3.50%, 01/01/48	15,853	14,714,717
3.50%, 02/01/48	17,127	15,789,917
3.50%, 03/01/48	7,106	6,554,058
3.50%, 04/01/48	1,618	1,498,090
3.50%, 05/01/48	7,671	7,075,386
3.50%, 04/01/49	1,039	958,470
3.50%, 05/01/49	2,887	2,657,342
3.50%, 06/01/49	1,465	1,351,319
4.00%, 05/01/25	4	4,005
4.00%, 10/01/25	57	56,283
4.00%, 02/01/26	42	42,296
4.00%, 05/01/26	109	108,610
4.00%, 12/01/32	979	967,966
4.00%, 05/01/33	1,397	1,379,169
4.00%, 09/01/41	2,271	2,200,866
4.00%, 02/01/42	1,952	1,891,483
4.00%, 03/01/42	426	412,181
4.00%, 06/01/42	2,685	2,602,551
4.00%, 08/01/42	1,203	1,163,645
4.00%, 07/01/44	2,921	2,812,829
4.00%, 01/01/45	729	699,772
4.00%, 02/01/45	1,115	1,072,195
4.00%, 06/01/45	1,715	1,643,385
4.00%, 08/01/45	3,068	2,940,745
4.00%, 09/01/45	4,801	4,601,804
4.00%, 01/01/46	1,391	1,333,400
4.00%, 02/01/46	141	134,952
4.00%, 03/01/46	300	286,229
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/01/46	$2,899	$2,767,743
4.00%, 06/01/46	65	61,893
4.00%, 07/01/46	2,595	2,490,198
4.00%, 08/01/46	82	78,758
4.00%, 10/01/46	2,312	2,216,293
4.00%, 11/01/46	6,681	6,376,135
4.00%, 02/01/47	2,825	2,696,595
4.00%, 08/01/47	213	202,440
4.00%, 10/01/47	626	596,292
4.00%, 11/01/47	1,139	1,085,499
4.00%, 01/01/48	4,481	4,270,068
4.00%, 02/01/48	6,782	6,471,236
4.00%, 04/01/48	132	124,701
4.00%, 06/01/48	23,769	22,681,486
4.00%, 07/01/48	100	95,286
4.00%, 08/01/48	4,467	4,254,355
4.00%, 10/01/48	1,614	1,539,418
4.00%, 12/01/48	7,799	7,433,996
4.00%, 01/01/49	1,223	1,164,191
4.50%, 08/01/30	685	685,140
4.50%, 03/01/39	716	712,083
4.50%, 05/01/39	940	934,512
4.50%, 10/01/39	566	562,670
4.50%, 01/01/40	166	165,343
4.50%, 02/01/41	1,070	1,062,047
4.50%, 04/01/41	34	33,712
4.50%, 05/01/41	2,877	2,856,813
4.50%, 05/01/42	2,979	2,957,261
4.50%, 01/01/45	2,216	2,189,223
4.50%, 11/01/45	163	160,419
4.50%, 12/01/45	111	110,475
4.50%, 01/01/46	3,469	3,427,087
4.50%, 03/01/46	172	169,397
4.50%, 04/01/46	478	470,420
4.50%, 05/01/46	300	294,594
4.50%, 07/01/46	103	100,937
4.50%, 08/01/46	269	264,088
4.50%, 09/01/46	2,082	2,051,752
4.50%, 05/01/47	1,795	1,761,868
4.50%, 06/01/47	1,117	1,096,142
4.50%, 11/01/47	112	109,958
4.50%, 04/01/48	5,706	5,586,687
4.50%, 06/01/48	6,559	6,426,616
4.50%, 07/01/48	1,149	1,129,087
4.50%, 09/01/48	787	770,884
4.50%, 10/01/48	5,565	5,475,605
4.50%, 11/01/48	29	28,217
4.50%, 12/01/48	5,544	5,426,773
4.50%, 01/01/49	1,293	1,265,916
4.50%, 05/01/49	11	10,983
5.00%, 08/01/25	27	27,061
5.00%, 04/01/33	1,922	1,953,531
5.00%, 06/01/33	236	239,832
5.00%, 12/01/33	461	468,348
5.00%, 07/01/35	926	942,095
5.00%, 01/01/36	462	470,253
5.00%, 01/01/37	53	54,307
5.00%, 02/01/37	53	53,779
5.00%, 02/01/38	280	285,209
5.00%, 03/01/38	2,026	2,059,439
5.00%, 12/01/38	245	248,510
97
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 03/01/40	$64	$65,013
5.00%, 08/01/40	308	312,628
5.00%, 09/01/40	1,350	1,368,341
5.00%, 08/01/41	385	389,787
5.00%, 09/01/47	262	262,909
5.00%, 03/01/48	227	227,340
5.00%, 04/01/48	3,516	3,527,008
5.00%, 05/01/48	1,112	1,115,387
5.00%, 07/01/48	724	725,754
5.00%, 10/01/48	586	587,464
5.00%, 11/01/48	849	851,306
5.00%, 04/01/49	354	354,879
5.00%, 06/01/49	602	603,981
5.50%, 02/01/34	724	743,446
5.50%, 05/01/35	716	739,122
5.50%, 06/01/35	393	405,757
5.50%, 05/01/36	503	518,901
5.50%, 07/01/36	862	889,529
5.50%, 03/01/38	854	882,504
5.50%, 04/01/38	149	153,539
5.50%, 01/01/39	415	428,131
5.50%, 11/01/39	441	454,933
6.00%, 10/01/36	451	468,398
6.00%, 02/01/37	365	382,175
6.00%, 11/01/37	1,448	1,520,781
6.00%, 09/01/38	21	21,840
6.40%, 11/01/40(a)	7	7,101
6.78%, 01/01/42(a)	4	3,682
6.89%, 11/01/40(a)	107	108,177
6.90%, 11/01/40(a)	76	77,169
6.92%, 12/01/38(a)	419	426,938
6.92%, 05/01/42(a)	205	210,440
7.09%, 08/01/41(a)	104	105,815
7.38%, 09/01/41(a)	203	206,895
7.65%, 11/01/41(a)	136	138,653
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Class A2, 2.92%, 06/25/32	25,000	22,580,221
Series K046, Class A2, 3.21%, 03/25/25	1,837	1,837,374
Series K048, Class A2, 3.28%, 06/25/25(a)	7,727	7,692,569
Series K053, Class A2, 3.00%, 12/25/25	14,306	14,143,361
Series K059, Class A2, 3.12%, 09/25/26(a)	14,300	14,040,124
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,680,429
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,794,176
Series K069, Class A2, 3.19%, 09/25/27(a)	7,071	6,882,310
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,949,307
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,771,767
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,806,506
Series K076, Class A2, 3.90%, 04/25/28	5,000	4,938,850
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	18,830,413
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	19,800,035
Series K086, Class A2, 3.86%, 11/25/28, (1-day SOFR + 2.127%)(a)	17,500	17,216,298
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,727,859
Series K100, Class A2, 2.67%, 09/25/29	14,000	13,043,609
Series K101, Class A2, 2.52%, 10/25/29	31,000	28,668,732
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,262,005
Series K108, Class A2, 1.52%, 03/25/30	2,000	1,751,367
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,503,578
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,311,294
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K117, Class A2, 1.41%, 08/25/30	$15,000	$12,858,153
Series K120, Class A2, 1.50%, 10/25/30	1,150	985,140
Series K124, Class A2, 1.66%, 12/25/30	3,435	2,955,822
Series K126, Class A2, 2.07%, 01/25/31	17,440	15,362,316
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,061,865
Series K1510, Class A3, 3.79%, 01/25/34	20,000	18,886,501
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,101,226
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,365,358
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,352,638
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,922,512
Series K739, Class A2, 1.34%, 09/25/27	25,490	23,861,218
Federal National Mortgage Association
3.00%, 02/01/47	7,665	6,933,251
3.00%, 03/01/47	6,246	5,514,200
3.50%, 11/01/51	5,144	4,754,825
4.00%, 02/01/47	8,249	7,954,734
4.00%, 01/01/57	5,809	5,429,978
4.00%, 02/01/57	6,411	5,992,130
6.34%, 04/01/44(a)	155	157,316
6.71%, 02/01/42(a)	56	57,253
7.25%, 10/01/41(a)	261	266,172
7.54%, 08/01/41(a)	85	86,782
Federal National Mortgage Association-ACES
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,458	2,402,477
Series 2016-M6, Class A2, 2.49%, 05/25/26	6,624	6,478,262
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,585	1,539,927
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	19,357	18,777,082
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	13,931	13,580,405
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	7,617	7,424,306
Series 2018-M10, Class A2, 3.35%, 07/25/28(a)	2,938	2,860,248
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	12,300	11,827,165
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	7,394	7,150,943
Series 2018-M2, Class A2, 2.91%, 01/25/28(a)	8,242	7,960,715
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	5,088	4,978,993
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,068	20,558,288
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,993	13,496,191
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,816	3,637,068
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	17,050	14,491,287
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,492,318
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	29,670	24,918,521
Freddie Mac Pool, 5.00%, 12/01/54	0	—
Government National Mortgage Association
1.50%, 10/20/51	4,021	3,134,032
2.00%, 07/20/50	4,718	3,889,339
Schedule of Investments
98

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 08/20/50	$68,177	$56,107,492
2.00%, 09/20/50	1,817	1,495,272
2.00%, 10/20/50	46,621	38,327,952
2.00%, 11/20/50	37,892	31,146,517
2.00%, 12/20/50	68,568	56,349,740
2.00%, 01/20/51	28,281	23,244,447
2.00%, 02/20/51	187,979	154,517,266
2.00%, 05/20/51	2,757	2,269,136
2.00%, 06/20/51	6,260	5,152,124
2.00%, 08/20/51	112,747	92,782,353
2.00%, 10/20/51	79,499	65,409,361
2.00%, 11/20/51	57,708	47,427,364
2.00%, 12/20/51	206,634	169,810,311
2.00%, 01/20/52	119,533	98,218,145
2.00%, 02/20/52	106,573	87,577,703
2.00%, 03/20/52	178,391	146,594,245
2.00%, 04/20/52	42,292	34,753,844
2.00%, 06/20/52	33,553	27,572,554
2.00%, 03/15/55(i)	114,068	93,674,063
2.50%, 02/15/28	31	30,395
2.50%, 10/20/31	50	47,372
2.50%, 05/20/45	2,766	2,405,439
2.50%, 11/20/46	374	325,582
2.50%, 12/20/46	11,469	9,976,312
2.50%, 01/20/47	5,366	4,667,501
2.50%, 06/20/50	13,791	11,856,879
2.50%, 08/20/50	15,195	12,969,614
2.50%, 09/20/50	33,427	28,527,148
2.50%, 01/20/51	71,745	61,604,610
2.50%, 02/20/51	120,692	103,603,306
2.50%, 04/20/51	3,821	3,279,814
2.50%, 05/20/51	249,500	214,291,736
2.50%, 06/20/51	7,623	6,541,636
2.50%, 07/20/51	204,724	175,657,054
2.50%, 08/20/51	182,693	156,740,608
2.50%, 09/20/51	4,127	3,540,396
2.50%, 10/20/51	3,753	3,219,688
2.50%, 11/20/51	30,740	26,366,117
2.50%, 12/20/51	87,042	74,657,326
2.50%, 01/20/52	39,648	34,003,532
2.50%, 02/20/52	3,157	2,707,410
2.50%, 03/20/52	129,060	110,673,763
2.50%, 04/20/52	84,233	72,232,945
2.50%, 05/20/52	24,418	20,939,065
2.50%, 07/20/52	7,879	6,756,512
2.50%, 08/20/52	15,574	13,355,648
2.50%, 09/20/52	29,200	25,039,591
2.50%, 12/20/52	6,773	5,807,671
2.50%, 10/20/53	2,480	2,126,691
2.50%, 03/20/54	4,395	3,769,793
2.50%, 03/20/55(i)	51,847	44,431,015
3.00%, 08/20/42	4,104	3,755,097
3.00%, 09/15/42	8	7,713
3.00%, 10/15/42	24	21,888
3.00%, 03/15/43	137	124,106
3.00%, 06/15/43	22	19,799
3.00%, 07/15/43	58	52,348
3.00%, 09/20/43	4,736	4,320,594
3.00%, 11/15/43	442	400,273
3.00%, 01/15/44	4,110	3,744,175
3.00%, 08/20/44	12,129	11,065,859
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/15/44	$98	$92,619
3.00%, 03/20/45	3,933	3,562,435
3.00%, 05/20/45	16,281	14,747,132
3.00%, 06/20/45	5,338	4,834,996
3.00%, 07/20/45	10,767	9,752,407
3.00%, 10/20/45	3,671	3,324,858
3.00%, 11/20/45	2,337	2,117,157
3.00%, 12/20/45	4,302	3,896,421
3.00%, 02/20/46	12,868	11,655,516
3.00%, 04/20/46	5,825	5,266,021
3.00%, 05/20/46	9,622	8,714,421
3.00%, 06/20/46	11,490	10,387,275
3.00%, 07/20/46	16,126	14,577,994
3.00%, 08/20/46	28,359	25,636,095
3.00%, 09/20/46	21,225	19,186,944
3.00%, 11/20/46	5,738	5,186,763
3.00%, 12/15/46	7,151	6,378,647
3.00%, 12/20/46	33,221	30,068,818
3.00%, 01/20/47	1,742	1,575,019
3.00%, 02/15/47	10,248	9,266,108
3.00%, 02/20/47	10,630	9,609,086
3.00%, 03/20/47	9,722	8,789,036
3.00%, 04/20/47	215	193,668
3.00%, 06/20/47	4,664	4,201,630
3.00%, 09/20/47	277	249,866
3.00%, 10/20/47	5,665	5,103,893
3.00%, 11/20/47	104	93,508
3.00%, 12/20/47	2,491	2,244,441
3.00%, 02/20/48	4,588	4,106,700
3.00%, 03/20/48	16	14,100
3.00%, 03/20/49	9,671	8,742,455
3.00%, 07/20/49	7,737	6,946,919
3.00%, 09/20/49	23,588	21,153,548
3.00%, 10/15/49	8,228	7,331,638
3.00%, 10/20/49	12,546	11,247,273
3.00%, 11/20/49	140	124,930
3.00%, 12/20/49	74,581	66,820,639
3.00%, 01/20/50	39,728	35,610,839
3.00%, 02/20/50	49,606	44,331,784
3.00%, 07/20/50	25,744	23,032,136
3.00%, 02/20/51	1,589	1,419,893
3.00%, 03/20/51	9,505	8,490,068
3.00%, 06/20/51	602	536,241
3.00%, 08/20/51	66,092	58,899,208
3.00%, 09/20/51	21,699	19,339,313
3.00%, 10/20/51	24,968	22,254,705
3.00%, 11/20/51	42,694	38,093,522
3.00%, 12/20/51	51,164	45,603,918
3.00%, 02/20/52	48,406	43,167,403
3.00%, 03/20/52	40,587	35,923,252
3.00%, 04/20/52	34,327	30,376,570
3.00%, 05/20/52	48,319	43,052,265
3.00%, 06/20/52	26,230	23,371,224
3.00%, 07/20/52	24,214	21,574,942
3.00%, 08/20/52	11,845	10,553,429
3.00%, 09/20/52	16,291	14,515,430
3.00%, 11/20/52	2,294	2,045,909
3.00%, 03/15/55(i)	57,207	50,891,884
3.50%, 11/20/40	52	48,528
3.50%, 12/20/40	37	34,832
3.50%, 05/20/41	72	67,915
99
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/15/41	$128	$119,949
3.50%, 10/15/41	182	171,583
3.50%, 12/15/41	1,286	1,209,690
3.50%, 04/15/42	85	79,624
3.50%, 08/20/42	7,298	6,857,325
3.50%, 09/15/42	254	238,790
3.50%, 09/20/42	8,706	8,180,686
3.50%, 10/15/42	256	240,511
3.50%, 10/20/42	23,300	21,894,059
3.50%, 11/15/42	339	318,751
3.50%, 11/20/42	20,307	19,082,106
3.50%, 12/15/42	570	535,697
3.50%, 12/20/42	7,174	6,741,190
3.50%, 02/15/43	324	304,473
3.50%, 02/20/43	141	131,920
3.50%, 03/15/43	331	311,285
3.50%, 03/20/43	615	577,855
3.50%, 04/15/43	21	19,615
3.50%, 04/20/43	162	151,834
3.50%, 05/15/43	629	590,429
3.50%, 06/15/43	8,820	8,241,363
3.50%, 08/20/43	112	105,550
3.50%, 09/20/43	55	51,993
3.50%, 10/20/43	152	142,514
3.50%, 01/15/44	140	131,497
3.50%, 01/20/44	4,644	4,359,095
3.50%, 02/20/44	1,506	1,413,276
3.50%, 03/20/44	903	847,268
3.50%, 07/20/44	25	23,745
3.50%, 08/15/44	21	19,630
3.50%, 08/20/44	4,911	4,591,825
3.50%, 09/15/44	60	55,537
3.50%, 09/20/44	8,867	8,291,805
3.50%, 10/15/44	139	129,207
3.50%, 10/20/44	1,384	1,294,003
3.50%, 11/20/44	12	11,215
3.50%, 12/20/44	833	778,848
3.50%, 01/15/45	53	48,914
3.50%, 01/20/45	119	110,917
3.50%, 03/15/45	92	84,782
3.50%, 04/20/45	8,569	7,981,258
3.50%, 05/20/45	3,249	3,026,329
3.50%, 06/15/45	39	36,281
3.50%, 06/20/45	4,820	4,489,348
3.50%, 07/20/45	172	159,749
3.50%, 08/20/45	392	365,183
3.50%, 09/20/45	12,658	11,789,267
3.50%, 10/20/45	1,219	1,135,346
3.50%, 11/20/45	8,916	8,304,519
3.50%, 12/20/45	4,945	4,605,565
3.50%, 03/20/46	18,173	16,950,986
3.50%, 04/20/46	8,057	7,488,335
3.50%, 06/20/46	35,299	32,805,796
3.50%, 07/20/46	202	187,583
3.50%, 08/15/46	45	41,528
3.50%, 11/20/46	363	337,027
3.50%, 12/20/46	10,315	9,586,134
3.50%, 01/15/47	38	35,436
3.50%, 01/20/47	2,442	2,269,622
3.50%, 02/20/47	41,576	38,639,247
3.50%, 03/20/47	15,440	14,333,053
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 04/20/47	$13,864	$12,870,193
3.50%, 06/20/47	3,034	2,816,544
3.50%, 07/20/47	382	354,855
3.50%, 08/20/47	20,090	18,655,192
3.50%, 09/15/47	41	38,278
3.50%, 09/20/47	28,885	26,813,645
3.50%, 10/20/47	12,171	11,300,904
3.50%, 11/15/47	16	14,922
3.50%, 11/20/47	17,408	16,160,277
3.50%, 12/15/47	5	4,830
3.50%, 12/20/47	9,021	8,326,964
3.50%, 01/20/48	8,364	7,764,494
3.50%, 02/20/48	2,829	2,626,376
3.50%, 04/20/48	27,654	25,666,039
3.50%, 05/15/48	314	291,226
3.50%, 05/20/48	19,241	17,861,396
3.50%, 08/20/48	3,630	3,368,734
3.50%, 09/20/48	1,702	1,579,811
3.50%, 11/20/48	2,956	2,743,661
3.50%, 01/20/49	4,760	4,421,523
3.50%, 06/20/49	590	546,904
3.50%, 09/20/49	4,757	4,406,676
3.50%, 10/20/49	6,088	5,639,356
3.50%, 01/20/50	24,173	22,393,345
3.50%, 03/20/50	6,747	6,249,775
3.50%, 08/20/50	5,437	5,036,731
3.50%, 10/20/51	2,242	2,067,695
3.50%, 01/20/52	8,856	8,164,856
3.50%, 02/20/52	16,488	15,198,665
3.50%, 05/20/52	30,990	28,589,357
3.50%, 07/20/52	40,689	37,462,505
3.50%, 08/20/52	7,574	6,981,188
3.50%, 10/20/52	13,439	12,382,763
3.50%, 12/20/52	9,787	9,019,638
3.50%, 01/20/53	35,175	32,415,156
3.50%, 05/20/53	23,337	21,618,627
3.50%, 06/20/53	4,847	4,486,021
3.50%, 07/20/53	41,586	38,516,295
3.50%, 03/15/55(i)	113,026	103,699,513
4.00%, 06/15/39	5	4,426
4.00%, 09/20/40	1,860	1,795,002
4.00%, 01/15/41	1	635
4.00%, 01/20/41	611	589,318
4.00%, 02/15/41	1,511	1,463,414
4.00%, 05/20/41	12	11,416
4.00%, 07/15/41	734	708,536
4.00%, 09/15/41	16	15,933
4.00%, 09/20/41	815	786,759
4.00%, 10/15/41	286	275,448
4.00%, 11/15/41	151	146,394
4.00%, 12/15/41	630	609,587
4.00%, 12/20/41	2,727	2,632,426
4.00%, 01/15/42	62	60,097
4.00%, 01/20/42	1,186	1,145,412
4.00%, 02/15/42	288	277,686
4.00%, 03/15/42	1,490	1,437,226
4.00%, 04/15/42	450	433,767
4.00%, 09/20/42	590	569,490
4.00%, 08/15/43	11	10,974
4.00%, 10/20/43	2,941	2,840,141
4.00%, 03/15/44	70	67,641
Schedule of Investments
100

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/15/44	$29	$27,549
4.00%, 06/15/44	102	97,990
4.00%, 08/15/44	9	8,440
4.00%, 08/20/44	208	200,491
4.00%, 09/15/44	2	1,830
4.00%, 10/15/44	9	8,855
4.00%, 10/20/44	3,926	3,781,113
4.00%, 12/20/44	262	252,207
4.00%, 01/20/45	6,167	5,939,082
4.00%, 08/20/45	3,450	3,320,817
4.00%, 09/20/45	4,056	3,905,133
4.00%, 10/20/45	480	462,239
4.00%, 01/20/46	1,835	1,767,236
4.00%, 03/20/46	8,998	8,663,936
4.00%, 07/20/46	1,947	1,867,977
4.00%, 08/20/46	23	21,646
4.00%, 09/20/46	438	420,365
4.00%, 11/20/46	4,313	4,145,845
4.00%, 12/15/46	3,590	3,454,508
4.00%, 04/20/47	14,528	13,890,787
4.00%, 06/20/47	5,888	5,629,272
4.00%, 07/20/47	25,610	24,497,175
4.00%, 08/20/47	1,249	1,195,023
4.00%, 11/20/47	15,639	14,960,129
4.00%, 12/20/47	35	33,288
4.00%, 01/20/48	125	119,256
4.00%, 03/15/48	35	33,995
4.00%, 03/20/48	17,948	17,161,029
4.00%, 04/20/48	9,707	9,260,121
4.00%, 05/15/48	1,542	1,462,950
4.00%, 05/20/48	10,361	9,877,843
4.00%, 08/20/48	16,026	15,293,849
4.00%, 09/20/48	8,303	7,927,649
4.00%, 10/20/48	491	468,473
4.00%, 11/20/48	13,688	13,052,006
4.00%, 02/20/49	5,972	5,711,468
4.00%, 03/20/49	243	232,130
4.00%, 05/20/49	1,049	999,338
4.00%, 06/15/49	613	584,636
4.00%, 06/20/49	1,472	1,402,461
4.00%, 09/15/49	1,627	1,546,880
4.00%, 01/20/50	60,675	57,845,900
4.00%, 02/20/50	24,425	23,286,099
4.00%, 07/20/50	4,426	4,223,506
4.00%, 07/20/52	8,098	7,657,668
4.00%, 09/20/52	74,843	70,770,616
4.00%, 10/20/52	36,790	34,788,371
4.00%, 12/20/52	15,581	14,733,594
4.00%, 03/20/53	8,967	8,479,370
4.00%, 10/20/53	6,577	6,222,218
4.00%, 11/20/54	76,774	72,371,688
4.00%, 03/15/55(i)	59,206	55,789,814
4.50%, 04/15/39	243	241,716
4.50%, 08/15/39	1,197	1,189,958
4.50%, 11/20/39	636	632,081
4.50%, 01/20/40	172	170,768
4.50%, 06/15/40	1,203	1,195,282
4.50%, 07/15/40	577	572,601
4.50%, 08/15/40	874	867,738
4.50%, 08/20/40	1,063	1,056,390
4.50%, 09/15/40	1,014	1,007,012
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/20/40	$2,569	$2,552,497
4.50%, 06/20/41	2,283	2,266,458
4.50%, 07/20/41	11,799	11,713,594
4.50%, 09/20/41	1,570	1,558,446
4.50%, 12/20/41	321	318,331
4.50%, 11/20/45	2,709	2,675,307
4.50%, 02/15/46	4	3,816
4.50%, 08/20/46	3,364	3,325,048
4.50%, 09/20/46	533	528,064
4.50%, 10/20/46	2,418	2,389,758
4.50%, 11/20/46	937	926,479
4.50%, 12/20/46	384	379,947
4.50%, 02/20/47	398	392,506
4.50%, 04/20/47	463	455,705
4.50%, 05/20/47	449	441,880
4.50%, 06/20/47	1,029	1,012,302
4.50%, 07/20/47	2,271	2,235,221
4.50%, 10/20/47	725	713,726
4.50%, 04/20/48	1,743	1,710,902
4.50%, 05/20/48	4,383	4,302,873
4.50%, 06/20/48	4,811	4,716,269
4.50%, 07/20/48	6,255	6,131,546
4.50%, 08/20/48	10,048	9,849,712
4.50%, 09/20/48	503	493,273
4.50%, 10/20/48	523	512,222
4.50%, 11/20/48	145	141,716
4.50%, 12/20/48	5,263	5,158,814
4.50%, 01/20/49	138	135,706
4.50%, 02/20/49	1,576	1,545,269
4.50%, 03/20/49	2,162	2,119,544
4.50%, 05/20/49	492	482,895
4.50%, 06/20/49	6,825	6,690,386
4.50%, 07/20/49	5,118	5,017,365
4.50%, 08/20/49	2,038	1,998,032
4.50%, 07/20/52	4,198	4,069,921
4.50%, 08/20/52	93,329	90,473,783
4.50%, 04/20/53	69,847	67,608,827
4.50%, 05/20/53	35,614	34,473,142
4.50%, 06/20/53	58,442	56,569,814
4.50%, 04/20/54	1,790	1,728,563
4.50%, 10/20/54	97,635	94,289,273
4.50%, 03/15/55(i)	131,411	126,798,277
5.00%, 12/15/36	323	328,111
5.00%, 01/15/39	1,040	1,057,905
5.00%, 07/15/39	1,825	1,856,700
5.00%, 05/15/40	689	699,035
5.00%, 07/20/40	3,529	3,579,617
5.00%, 08/20/40	1,336	1,355,305
5.00%, 05/15/47	1,006	1,010,911
5.00%, 06/15/47	153	153,848
5.00%, 11/15/47	346	347,262
5.00%, 12/15/47	250	251,480
5.00%, 01/15/48	327	328,948
5.00%, 02/15/48	471	473,144
5.00%, 03/20/48	941	948,100
5.00%, 04/20/48	3,245	3,265,390
5.00%, 05/20/48	3,481	3,494,465
5.00%, 10/20/48	71	71,242
5.00%, 11/20/48	1,255	1,256,583
5.00%, 12/20/48	2,314	2,316,897
5.00%, 01/20/49	3,893	3,898,062
101
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 04/20/49	$9,057	$9,081,766
5.00%, 05/20/49	1,054	1,056,898
5.00%, 06/20/49	8,084	8,106,765
5.00%, 07/20/52	4,314	4,276,319
5.00%, 09/20/52	5,439	5,391,750
5.00%, 11/20/52	4,654	4,613,934
5.00%, 12/20/52	37,613	37,313,541
5.00%, 01/20/53	39,606	39,261,790
5.00%, 02/20/53	7,113	7,051,670
5.00%, 04/20/53	28,965	28,679,955
5.00%, 05/20/53	73,723	72,997,934
5.00%, 06/20/53	7,942	7,863,762
5.00%, 07/20/53	84,301	83,471,707
5.00%, 05/20/54	567	559,922
5.00%, 09/20/54	21,033	20,765,146
5.00%, 10/20/54	35,127	34,679,330
5.00%, 11/20/54	48,508	47,890,606
5.00%, 12/20/54	191,678	189,236,674
5.00%, 03/15/55(i)	161,805	159,776,401
5.50%, 03/15/36	494	509,031
5.50%, 06/20/38	569	587,372
5.50%, 03/20/39	839	865,749
5.50%, 12/15/39	203	211,443
5.50%, 01/15/40	1,964	2,044,488
5.50%, 04/20/48	193	199,448
5.50%, 12/20/52	67,440	67,969,466
5.50%, 01/20/53	21,115	21,277,755
5.50%, 03/20/53	35,382	35,610,033
5.50%, 04/20/53	97,174	97,900,108
5.50%, 06/20/53	20,624	20,756,962
5.50%, 07/20/53	20,240	20,401,664
5.50%, 09/20/53	134,063	134,928,326
5.50%, 10/20/53	42,677	42,952,782
5.50%, 05/20/54	1,929	1,935,607
5.50%, 07/20/54	7,841	7,871,615
5.50%, 08/20/54	93,404	93,711,279
5.50%, 10/20/54	25,839	25,924,510
5.50%, 11/20/54	68,197	68,421,946
5.50%, 03/15/55(i)	260,299	260,939,580
6.00%, 03/15/37	1,583	1,668,236
6.00%, 09/20/38	631	661,909
6.00%, 11/15/39	270	287,147
6.00%, 02/20/53	9,428	9,601,602
6.00%, 09/20/53	22,964	23,408,105
6.00%, 10/20/53	35,028	35,705,120
6.00%, 06/20/54	55,217	56,009,075
6.00%, 07/20/54	90,305	91,601,239
6.00%, 08/20/54	172,511	174,987,173
6.00%, 09/20/54	72,528	73,568,505
6.00%, 01/20/55	65,163	66,072,111
6.00%, 03/15/55(i)	269,725	273,365,697
6.50%, 10/20/38	940	999,444
6.50%, 07/20/54	153,116	156,192,601
6.50%, 08/20/54	124,286	126,865,113
6.50%, 11/20/54	6,199	6,332,025
6.50%, 01/20/55	12,233	12,511,706
6.50%, 02/20/55	64,930	66,497,740
6.50%, 03/15/55(i)	140,179	143,015,356
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	15,103	13,320,869
1.50%, 04/01/36	268	236,703
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 07/01/36	$2,750	$2,422,759
1.50%, 10/01/36	11,079	9,753,673
1.50%, 01/01/37	1,415	1,243,324
1.50%, 02/01/37	134,001	117,847,910
1.50%, 03/01/37	137,430	120,686,202
1.50%, 04/01/37	21,192	18,610,202
1.50%, 05/01/37	5,987	5,257,796
1.50%, 08/01/37	10,965	9,642,901
1.50%, 11/01/37	46,016	40,410,002
1.50%, 03/15/40(i)	123,138	108,126,973
1.50%, 11/01/50	82,404	62,805,565
1.50%, 01/01/51	23,044	17,574,528
1.50%, 04/01/51	8,356	6,370,814
1.50%, 05/01/51	93,434	71,228,019
1.50%, 06/01/51	44,429	33,866,585
1.50%, 07/01/51	128,093	97,645,773
1.50%, 11/01/51	83,929	63,942,938
1.50%, 04/01/52	8,635	6,581,143
1.50%, 03/15/55(i)	19,975	15,174,008
2.00%, 10/01/35	25,021	22,837,682
2.00%, 11/01/35	11,637	10,650,597
2.00%, 12/01/35	56,747	51,616,454
2.00%, 01/01/36	4,038	3,668,551
2.00%, 02/01/36	285,540	260,110,765
2.00%, 03/01/36	57,886	52,597,284
2.00%, 04/01/36	417	379,532
2.00%, 05/01/36	64,000	58,162,956
2.00%, 06/01/36	34,794	31,555,225
2.00%, 07/01/36	13,764	12,469,535
2.00%, 08/01/36	21,696	19,668,831
2.00%, 09/01/36	17,922	16,206,178
2.00%, 10/01/36	30,485	27,609,427
2.00%, 11/01/36	41,493	37,592,821
2.00%, 12/01/36	73,366	66,432,955
2.00%, 01/01/37	106,737	96,668,283
2.00%, 02/01/37	63,574	57,571,226
2.00%, 03/01/37	29,547	26,699,793
2.00%, 04/01/37	129,958	117,364,442
2.00%, 05/01/37	54,436	49,148,305
2.00%, 06/01/37	104,974	94,895,273
2.00%, 08/01/37	16,260	14,716,754
2.00%, 10/01/37	8,419	7,600,915
2.00%, 03/18/40(i)	158,264	142,828,501
2.00%, 05/01/50	28,113	22,763,630
2.00%, 06/01/50	62,562	50,590,069
2.00%, 07/01/50	54,131	43,796,979
2.00%, 09/01/50	59,643	48,327,400
2.00%, 10/01/50	145,462	117,748,842
2.00%, 11/01/50	2,310	1,865,774
2.00%, 12/01/50	211,863	172,331,264
2.00%, 01/01/51	91,276	74,439,987
2.00%, 02/01/51	434,823	350,905,806
2.00%, 03/01/51	446,263	360,484,743
2.00%, 04/01/51	517,332	418,033,093
2.00%, 05/01/51	104,566	84,666,906
2.00%, 06/01/51	265,193	214,505,316
2.00%, 07/01/51	268,840	217,202,680
2.00%, 08/01/51	152,606	122,662,842
2.00%, 09/01/51	47,022	37,840,274
2.00%, 10/01/51	633,411	510,609,204
2.00%, 11/01/51	491,687	396,414,741
Schedule of Investments
102

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 12/01/51	$415,501	$333,931,298
2.00%, 01/01/52	221,893	178,607,580
2.00%, 02/01/52	529,018	424,902,655
2.00%, 03/01/52	460,338	369,260,227
2.00%, 04/01/52	80,122	64,295,189
2.00%, 05/01/52	51,890	41,723,466
2.00%, 06/01/52	73,422	58,954,833
2.00%, 07/01/52	9,306	7,483,092
2.00%, 08/01/52	7,824	6,275,083
2.00%, 10/01/52	47,262	38,002,002
2.00%, 12/01/53	22,656	18,170,469
2.00%, 03/15/55(i)	133,556	106,818,843
2.50%, 05/01/27	383	374,969
2.50%, 10/01/27	460	449,609
2.50%, 01/01/28	63	61,874
2.50%, 03/01/28	95	92,303
2.50%, 06/01/28	17	16,335
2.50%, 09/01/28	48	46,902
2.50%, 12/01/28	22	21,525
2.50%, 09/01/29	38	36,798
2.50%, 12/01/29	804	784,284
2.50%, 02/01/30	692	665,909
2.50%, 03/01/30	2,460	2,369,049
2.50%, 04/01/30	143	137,772
2.50%, 06/01/30	378	363,552
2.50%, 07/01/30	752	722,403
2.50%, 08/01/30	2,144	2,058,514
2.50%, 09/01/30	815	782,403
2.50%, 12/01/30	1,558	1,492,581
2.50%, 01/01/31	1,056	1,013,052
2.50%, 04/01/31	582	557,510
2.50%, 05/01/31	17	16,361
2.50%, 09/01/31	3,128	2,983,919
2.50%, 10/01/31	27,674	26,521,501
2.50%, 12/01/31	5,431	5,183,486
2.50%, 01/01/32	10,723	10,228,456
2.50%, 02/01/32	12,375	11,819,558
2.50%, 03/01/32	4,995	4,756,343
2.50%, 04/01/32	29,300	27,996,641
2.50%, 05/01/32	19,268	18,391,791
2.50%, 06/01/32	523	500,475
2.50%, 07/01/32	7,977	7,632,053
2.50%, 09/01/32	3,126	2,989,406
2.50%, 10/01/32	587	557,089
2.50%, 11/01/32	587	553,614
2.50%, 12/01/32	5,723	5,420,192
2.50%, 01/01/33	15,543	14,940,227
2.50%, 03/01/33	91	86,174
2.50%, 07/01/33	91	85,889
2.50%, 08/01/34	362	345,840
2.50%, 10/01/34	132	123,822
2.50%, 11/01/34	18,050	16,842,299
2.50%, 07/01/35	10,226	9,541,546
2.50%, 09/01/35	19,774	18,408,653
2.50%, 10/01/35	63,010	58,725,177
2.50%, 03/01/36	18,574	17,285,452
2.50%, 04/01/36	1,209	1,123,828
2.50%, 05/01/36	16,140	14,994,409
2.50%, 07/01/36	27,386	25,405,150
2.50%, 08/01/36	31,851	29,536,731
2.50%, 10/01/36	1,130	1,050,988
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/37	$3,565	$3,306,432
2.50%, 03/01/37	12,101	11,201,835
2.50%, 04/01/37	42,914	39,747,233
2.50%, 05/01/37	56,289	52,095,096
2.50%, 06/01/37	23,638	21,894,762
2.50%, 03/15/40(i)	190,652	176,316,703
2.50%, 05/01/43	189	165,547
2.50%, 02/01/47	662	570,480
2.50%, 04/01/47	8,247	7,109,449
2.50%, 12/01/47	160	137,850
2.50%, 05/01/50	82,580	69,771,067
2.50%, 07/01/50	38,681	33,101,173
2.50%, 08/01/50	55,735	47,546,846
2.50%, 09/01/50	135,816	115,470,977
2.50%, 10/01/50	164,588	139,518,170
2.50%, 11/01/50	192,065	162,685,170
2.50%, 12/01/50	73,539	61,811,715
2.50%, 01/01/51	137,086	115,266,008
2.50%, 02/01/51	52,669	44,432,123
2.50%, 03/01/51	67,212	56,377,818
2.50%, 04/01/51	50,315	42,299,507
2.50%, 05/01/51	46,707	39,435,757
2.50%, 06/01/51	6,505	5,481,162
2.50%, 07/01/51	272,853	229,758,455
2.50%, 08/01/51	286,077	241,478,526
2.50%, 09/01/51	132,467	111,635,311
2.50%, 10/01/51	210,874	177,812,488
2.50%, 11/01/51	88,913	75,099,338
2.50%, 12/01/51	393,976	332,523,457
2.50%, 01/01/52	439,052	368,907,657
2.50%, 02/01/52	344,263	289,526,338
2.50%, 03/01/52	231,336	194,243,340
2.50%, 04/01/52	281,224	236,119,756
2.50%, 05/01/52	106,563	89,358,642
2.50%, 06/01/52	12,470	10,455,503
2.50%, 07/01/52	161,581	135,521,237
2.50%, 08/01/52	10,483	8,789,719
2.50%, 04/01/53	130,389	109,328,073
2.50%, 01/01/54	18,909	15,889,976
2.50%, 03/15/55(i)	152,526	127,467,278
3.00%, 11/01/25	13	12,437
3.00%, 10/01/26	19	18,604
3.00%, 01/01/27	512	504,506
3.00%, 02/01/27	6	5,587
3.00%, 10/01/27	972	953,691
3.00%, 11/01/27	553	543,070
3.00%, 12/01/27	36	35,427
3.00%, 03/01/29	78	76,281
3.00%, 07/01/29	118	115,289
3.00%, 09/01/29	62	60,480
3.00%, 10/01/29	18	17,634
3.00%, 01/01/30	46	44,764
3.00%, 03/01/30	17,990	17,621,297
3.00%, 04/01/30	2,151	2,091,238
3.00%, 06/01/30	311	303,259
3.00%, 07/01/30	1,779	1,726,815
3.00%, 08/01/30	6,390	6,201,518
3.00%, 09/01/30	8,473	8,225,157
3.00%, 10/01/30	3,686	3,573,938
3.00%, 11/01/30	912	884,349
3.00%, 12/01/30	2,660	2,576,183
103
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/31	$8,563	$8,331,386
3.00%, 02/01/31	6,178	5,997,162
3.00%, 03/01/31	4,265	4,134,471
3.00%, 04/01/31	660	639,930
3.00%, 05/01/31	199	193,076
3.00%, 06/01/31	3,742	3,623,650
3.00%, 07/01/31	1,050	1,013,997
3.00%, 09/01/31	3,584	3,469,980
3.00%, 10/01/31	683	660,377
3.00%, 12/01/31	5,306	5,190,990
3.00%, 01/01/32	6,349	6,138,207
3.00%, 02/01/32	11,781	11,403,849
3.00%, 03/01/32	1,693	1,634,008
3.00%, 04/01/32	118	113,590
3.00%, 05/01/32	2,592	2,490,797
3.00%, 06/01/32	3,801	3,681,022
3.00%, 08/01/32	2,342	2,259,782
3.00%, 09/01/32	654	632,969
3.00%, 11/01/32	3,955	3,811,869
3.00%, 12/01/32	7,862	7,568,225
3.00%, 02/01/33	4,257	4,101,158
3.00%, 05/01/33	383	365,685
3.00%, 09/01/33	295	283,070
3.00%, 10/01/33	3,768	3,611,850
3.00%, 07/01/34	2,994	2,857,300
3.00%, 08/01/34	336	319,813
3.00%, 09/01/34	4,424	4,223,263
3.00%, 11/01/34	3,017	2,875,418
3.00%, 12/01/34	10,884	10,353,754
3.00%, 03/01/35	2,902	2,766,578
3.00%, 04/01/35	18,225	17,379,886
3.00%, 06/01/35	438	417,789
3.00%, 07/01/35	2,358	2,247,272
3.00%, 09/01/35	11,937	11,565,579
3.00%, 10/01/35	7,515	7,168,554
3.00%, 12/01/35	4,639	4,440,707
3.00%, 02/01/37	5,678	5,387,307
3.00%, 04/01/37	9,729	9,210,712
3.00%, 06/01/37	1,734	1,658,697
3.00%, 07/01/37	14,402	13,685,613
3.00%, 09/01/37	2,311	2,193,190
3.00%, 07/01/38	18,503	17,518,189
3.00%, 11/01/38	18,665	17,671,134
3.00%, 03/15/40(i)	74,295	70,292,843
3.00%, 08/01/42	204	185,797
3.00%, 09/01/42	68	62,129
3.00%, 10/01/42	2,908	2,651,234
3.00%, 11/01/42	2,240	2,041,682
3.00%, 12/01/42	12,118	11,046,387
3.00%, 01/01/43	5,662	5,162,188
3.00%, 02/01/43	205	186,722
3.00%, 03/01/43	8,720	7,927,451
3.00%, 04/01/43	9,388	8,534,685
3.00%, 05/01/43	3,561	3,237,406
3.00%, 06/01/43	1,911	1,737,911
3.00%, 07/01/43	1,344	1,221,380
3.00%, 08/01/43	2,301	2,092,748
3.00%, 09/01/43	5,554	5,048,730
3.00%, 01/01/44	7,722	7,019,604
3.00%, 10/01/44	24,256	22,050,347
3.00%, 12/01/44	6	5,359
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/45	$2,462	$2,237,989
3.00%, 02/01/45	234	209,915
3.00%, 03/01/45	10,441	9,491,905
3.00%, 04/01/45	87	77,675
3.00%, 05/01/45	10,097	9,112,516
3.00%, 06/01/45	52	46,456
3.00%, 08/01/45	111	100,049
3.00%, 09/01/45	776	693,495
3.00%, 11/01/45	1,728	1,542,670
3.00%, 12/01/45	187	166,962
3.00%, 01/01/46	448	400,502
3.00%, 04/01/46	2,693	2,404,558
3.00%, 06/01/46	52	46,480
3.00%, 07/01/46	65,419	58,419,480
3.00%, 08/01/46	11,371	10,159,033
3.00%, 10/01/46	3,481	3,107,853
3.00%, 11/01/46	43,467	38,805,863
3.00%, 12/01/46	97,443	86,998,721
3.00%, 01/01/47	36,457	32,597,294
3.00%, 02/01/47	59,857	53,420,603
3.00%, 03/01/47	32,452	28,963,757
3.00%, 05/01/47	1,224	1,092,268
3.00%, 07/01/47	14,820	13,227,193
3.00%, 08/01/47	4,577	4,085,076
3.00%, 12/01/47	23,565	21,049,205
3.00%, 03/01/48	3,786	3,377,756
3.00%, 04/01/48	109	95,516
3.00%, 09/01/48	363	323,599
3.00%, 11/01/48	41,603	37,123,905
3.00%, 02/01/49	19,089	17,046,696
3.00%, 09/01/49	8,741	7,761,239
3.00%, 11/01/49	13,980	12,375,116
3.00%, 12/01/49	27,009	23,886,730
3.00%, 02/01/50	7,150	6,262,796
3.00%, 03/01/50	17,579	15,549,598
3.00%, 04/01/50	15,013	13,279,357
3.00%, 06/01/50	48,355	42,674,420
3.00%, 07/01/50	48,051	42,385,145
3.00%, 08/01/50	44,926	39,921,696
3.00%, 09/01/50	9,314	8,210,703
3.00%, 10/01/50	127,878	112,016,939
3.00%, 11/01/50	17,273	15,225,565
3.00%, 12/01/50	7,948	7,003,973
3.00%, 01/01/51	25,195	22,255,028
3.00%, 03/01/51	3,853	3,391,891
3.00%, 05/01/51	61,630	54,810,002
3.00%, 06/01/51	71,605	63,060,124
3.00%, 07/01/51	39,961	35,215,926
3.00%, 08/01/51	56,352	49,402,504
3.00%, 10/01/51	7,842	6,841,763
3.00%, 11/01/51	16,725	14,674,553
3.00%, 12/01/51	23,017	20,310,925
3.00%, 01/01/52	73,115	64,065,719
3.00%, 02/01/52	87,136	76,849,704
3.00%, 03/01/52	126,559	110,979,318
3.00%, 04/01/52	175,603	154,476,571
3.00%, 05/01/52	99,771	87,386,433
3.00%, 07/01/52	207,782	181,352,534
3.00%, 08/01/52	27,274	23,999,706
3.00%, 03/15/55(i)	142,872	124,443,999
3.50%, 10/01/25	18	18,132
Schedule of Investments
104

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/01/27	$74	$72,998
3.50%, 11/01/28	62	60,931
3.50%, 01/01/29	113	110,882
3.50%, 11/01/29	52	51,021
3.50%, 12/01/29	494	486,092
3.50%, 07/01/30	2,962	2,909,425
3.50%, 10/01/30	761	748,692
3.50%, 11/01/30	216	211,202
3.50%, 03/01/31	1,434	1,404,860
3.50%, 06/01/31	4,028	3,953,843
3.50%, 01/01/32	5,532	5,410,780
3.50%, 02/01/32	698	680,661
3.50%, 05/01/32	2,799	2,731,550
3.50%, 06/01/32	2,611	2,548,884
3.50%, 07/01/32	1,022	995,447
3.50%, 08/01/32	627	612,509
3.50%, 09/01/32	1,395	1,364,822
3.50%, 10/01/32	606	591,517
3.50%, 11/01/32	740	722,931
3.50%, 12/01/32	88	86,126
3.50%, 02/01/33	432	419,360
3.50%, 03/01/33	3,239	3,160,843
3.50%, 04/01/33	3,817	3,724,214
3.50%, 05/01/33	2,860	2,783,323
3.50%, 06/01/33	3,409	3,313,299
3.50%, 10/01/33	466	452,857
3.50%, 01/01/34	872	845,224
3.50%, 02/01/34	16,494	16,049,600
3.50%, 03/01/34	466	451,867
3.50%, 04/01/34	1,256	1,223,945
3.50%, 05/01/34	1,512	1,464,812
3.50%, 07/01/34	2,277	2,245,038
3.50%, 08/01/34	4,103	3,976,630
3.50%, 01/01/35	2,896	2,806,996
3.50%, 05/01/35	231	224,964
3.50%, 09/01/37	23,933	23,094,472
3.50%, 07/01/38	32,232	31,101,358
3.50%, 08/01/38	786	746,824
3.50%, 09/01/38	1,393	1,324,255
3.50%, 11/01/38	20,252	19,541,515
3.50%, 03/15/40(i)	4,165	4,003,565
3.50%, 11/01/40	214	200,747
3.50%, 02/01/41	226	212,483
3.50%, 02/01/42	6,556	6,141,502
3.50%, 03/01/42	49	45,638
3.50%, 04/01/42	23	21,872
3.50%, 05/01/42	2,231	2,089,022
3.50%, 08/01/42	374	350,092
3.50%, 09/01/42	13,316	12,468,707
3.50%, 11/01/42	8,160	7,640,366
3.50%, 12/01/42	2,878	2,694,732
3.50%, 01/01/43	79	74,169
3.50%, 02/01/43	434	407,484
3.50%, 04/01/43	75	69,872
3.50%, 05/01/43	106	99,337
3.50%, 06/01/43	2,958	2,761,154
3.50%, 08/01/43	59	54,610
3.50%, 10/01/43	3,260	3,052,140
3.50%, 09/01/44	187	173,813
3.50%, 10/01/44	3,811	3,556,891
3.50%, 01/01/45	93	86,600
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/45	$4,687	$4,375,374
3.50%, 03/01/45	17,971	16,639,539
3.50%, 05/01/45	20,192	18,718,871
3.50%, 06/01/45	76	70,624
3.50%, 07/01/45	8,293	7,688,269
3.50%, 08/01/45	3,219	2,984,336
3.50%, 10/01/45	1,658	1,552,044
3.50%, 11/01/45	234	217,254
3.50%, 12/01/45	31,038	28,774,635
3.50%, 01/01/46	13,417	12,493,854
3.50%, 02/01/46	14,131	13,100,605
3.50%, 03/01/46	17,241	16,005,770
3.50%, 04/01/46	2,355	2,165,828
3.50%, 05/01/46	14,258	13,189,323
3.50%, 06/01/46	2,716	2,502,269
3.50%, 07/01/46	23,020	21,291,924
3.50%, 08/01/46	7,468	6,889,337
3.50%, 09/01/46	5,858	5,380,413
3.50%, 10/01/46	8,402	7,762,519
3.50%, 11/01/46	11,909	11,020,031
3.50%, 12/01/46	51,095	47,335,516
3.50%, 01/01/47	26,654	24,712,571
3.50%, 02/01/47	11,447	10,602,367
3.50%, 04/01/47	10,570	9,759,151
3.50%, 05/01/47	12,073	11,151,205
3.50%, 06/01/47	3,846	3,558,999
3.50%, 07/01/47	53,365	49,225,019
3.50%, 08/01/47	12,815	11,817,734
3.50%, 09/01/47	3,240	2,985,543
3.50%, 10/01/47	10,305	9,536,290
3.50%, 11/01/47	8,376	7,771,610
3.50%, 12/01/47	14,408	13,279,840
3.50%, 01/01/48	31,622	29,180,329
3.50%, 02/01/48	66,885	61,694,465
3.50%, 03/01/48	2,128	1,959,436
3.50%, 04/01/48	9,674	8,932,581
3.50%, 05/01/48	26,524	24,447,231
3.50%, 06/01/48	2,870	2,643,278
3.50%, 07/01/48	2,241	2,067,160
3.50%, 11/01/48	38,846	35,794,945
3.50%, 02/01/49	86	79,275
3.50%, 03/01/49	1,252	1,149,848
3.50%, 04/01/49	1,900	1,744,254
3.50%, 05/01/49	1,448	1,319,213
3.50%, 06/01/49	72,592	66,912,852
3.50%, 07/01/49	11,151	10,228,311
3.50%, 09/01/49	15,868	14,555,762
3.50%, 04/01/50	40,692	37,441,578
3.50%, 05/01/50	15,986	14,659,513
3.50%, 06/01/50	4,663	4,273,288
3.50%, 07/01/50	20,325	18,556,176
3.50%, 02/01/51	25,743	23,619,087
3.50%, 05/01/51	6,482	5,949,595
3.50%, 07/01/51	3,475	3,167,415
3.50%, 09/01/51	1,176	1,078,112
3.50%, 01/01/52	3,610	3,307,434
3.50%, 04/01/52	158,421	145,218,432
3.50%, 05/01/52	141,253	128,498,660
3.50%, 06/01/52	65,214	59,577,766
3.50%, 07/01/52	33,941	31,043,632
3.50%, 08/01/52	4,000	3,657,007
105
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/01/52	$49,215	$44,647,220
3.50%, 04/01/53	8,500	7,785,802
3.50%, 05/01/53	50,620	45,981,980
3.50%, 03/15/55(i)	158,811	144,043,503
4.00%, 10/01/25	46	45,806
4.00%, 11/01/25	0	33
4.00%, 03/01/26	44	43,778
4.00%, 06/01/26	86	85,006
4.00%, 09/01/26	33	32,935
4.00%, 12/01/30	714	705,943
4.00%, 01/01/31	252	248,770
4.00%, 02/01/31	186	184,381
4.00%, 10/01/31	841	830,272
4.00%, 02/01/32	1,131	1,116,274
4.00%, 07/01/32	910	903,683
4.00%, 05/01/33	3,394	3,347,785
4.00%, 06/01/33	580	571,546
4.00%, 07/01/33	961	947,207
4.00%, 12/01/33	1,171	1,164,180
4.00%, 07/01/37	4,136	4,035,586
4.00%, 08/01/37	4,246	4,145,491
4.00%, 09/01/37	5,733	5,594,548
4.00%, 11/01/37	8,251	8,051,550
4.00%, 02/01/38	4,333	4,228,067
4.00%, 04/01/38	3,650	3,558,548
4.00%, 05/01/38	6,832	6,660,125
4.00%, 06/01/38	5,672	5,522,590
4.00%, 07/01/38	14,120	13,765,078
4.00%, 11/01/38	2,374	2,314,201
4.00%, 11/01/39	28,006	27,299,679
4.00%, 12/01/39	38,199	37,236,088
4.00%, 03/15/40(i)	91,890	89,526,005
4.00%, 12/01/40	18	17,382
4.00%, 12/01/41	955	924,513
4.00%, 03/01/42	2,026	1,956,892
4.00%, 06/01/42	1,590	1,538,383
4.00%, 07/01/42	56	54,171
4.00%, 09/01/43	96	92,822
4.00%, 10/01/43	68	65,519
4.00%, 04/01/44	34	32,366
4.00%, 05/01/44	2,207	2,118,914
4.00%, 06/01/44	3,553	3,438,886
4.00%, 10/01/44	1,018	979,823
4.00%, 12/01/44	7,572	7,259,374
4.00%, 01/01/45	10,527	10,149,719
4.00%, 02/01/45	32,316	31,112,686
4.00%, 03/01/45	5,048	4,840,292
4.00%, 05/01/45	9,347	8,967,464
4.00%, 06/01/45	5,007	4,819,042
4.00%, 07/01/45	400	383,012
4.00%, 08/01/45	334	319,636
4.00%, 09/01/45	699	670,879
4.00%, 11/01/45	122	117,197
4.00%, 12/01/45	772	739,953
4.00%, 01/01/46	644	616,167
4.00%, 02/01/46	1,151	1,099,230
4.00%, 03/01/46	1,428	1,362,457
4.00%, 04/01/46	1,939	1,847,684
4.00%, 05/01/46	2,525	2,408,109
4.00%, 06/01/46	16,051	15,408,013
4.00%, 07/01/46	19,113	18,269,867
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/01/46	$3,363	$3,207,591
4.00%, 09/01/46	132	125,526
4.00%, 10/01/46	3,501	3,366,032
4.00%, 11/01/46	1,168	1,121,939
4.00%, 02/01/47	2,587	2,475,675
4.00%, 03/01/47	2,013	1,918,685
4.00%, 04/01/47	5,472	5,216,754
4.00%, 05/01/47	5,035	4,806,467
4.00%, 06/01/47	9,765	9,330,931
4.00%, 07/01/47	15,299	14,580,637
4.00%, 08/01/47	12,931	12,330,512
4.00%, 09/01/47	13,239	12,616,502
4.00%, 10/01/47	11,630	11,120,930
4.00%, 11/01/47	5,950	5,661,136
4.00%, 12/01/47	9,007	8,573,085
4.00%, 01/01/48	1,794	1,707,869
4.00%, 02/01/48	19,029	18,106,124
4.00%, 04/01/48	19,948	18,971,302
4.00%, 05/01/48	1,618	1,539,146
4.00%, 07/01/48	2,479	2,357,238
4.00%, 09/01/48	9,915	9,428,815
4.00%, 10/01/48	7,073	6,739,753
4.00%, 11/01/48	21,197	20,158,950
4.00%, 01/01/49	2,663	2,535,548
4.00%, 02/01/49	2,846	2,707,645
4.00%, 03/01/49	33,625	31,976,099
4.00%, 04/01/49	9,816	9,354,841
4.00%, 05/01/49	7,392	7,046,578
4.00%, 06/01/49	28,726	27,345,744
4.00%, 07/01/49	51,253	48,765,979
4.00%, 08/01/49	826	788,513
4.00%, 10/01/49	1,603	1,520,344
4.00%, 11/01/49	38,279	36,210,034
4.00%, 12/01/49	3,151	2,995,415
4.00%, 01/01/50	17,665	16,800,516
4.00%, 02/01/50	510	484,500
4.00%, 05/01/50	9,152	8,699,944
4.00%, 11/01/50	3,970	3,774,032
4.00%, 03/01/51	7,125	6,773,576
4.00%, 05/01/51	18,218	17,325,910
4.00%, 08/01/51	1,233	1,172,433
4.00%, 10/01/51	3,515	3,341,100
4.00%, 11/01/51	8,528	8,110,444
4.00%, 04/01/52	14,818	13,953,479
4.00%, 05/01/52	35,946	33,927,046
4.00%, 06/01/52	45,006	42,376,633
4.00%, 07/01/52	128,506	121,208,552
4.00%, 08/01/52	173,334	163,068,758
4.00%, 09/01/52	19,481	18,320,833
4.00%, 10/01/52	24,867	23,531,467
4.00%, 11/01/52	4,073	3,838,433
4.00%, 12/01/52	55,458	52,088,445
4.00%, 02/01/53	27,894	26,463,578
4.00%, 03/01/53	5,112	4,797,383
4.00%, 04/01/53	3,950	3,731,220
4.00%, 03/15/55(i)	191,040	179,075,732
4.50%, 04/01/25	1	690
4.50%, 06/01/25	22	21,987
4.50%, 08/01/31	746	744,893
4.50%, 08/01/34	236	235,358
4.50%, 03/15/40(i)	4,200	4,164,312
Schedule of Investments
106

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/01/40	$2,327	$2,307,361
4.50%, 12/01/40	1,282	1,271,190
4.50%, 01/01/41	2,681	2,658,656
4.50%, 05/01/41	1,616	1,601,755
4.50%, 06/01/41	9,444	9,462,663
4.50%, 08/01/41	3,604	3,570,003
4.50%, 09/01/41	1,141	1,130,408
4.50%, 01/01/42	1,223	1,211,530
4.50%, 09/01/42	1,100	1,089,886
4.50%, 08/01/43	2,038	2,016,570
4.50%, 12/01/43	61	60,455
4.50%, 03/01/44	12	11,463
4.50%, 04/01/44	3,261	3,217,494
4.50%, 06/01/44	631	624,711
4.50%, 12/01/44	236	232,940
4.50%, 02/01/45	1,301	1,283,220
4.50%, 08/01/45	1,815	1,790,293
4.50%, 10/01/45	319	314,374
4.50%, 11/01/45	178	175,169
4.50%, 12/01/45	558	549,943
4.50%, 01/01/46	71	69,395
4.50%, 02/01/46	6,609	6,552,336
4.50%, 03/01/46	1,121	1,110,193
4.50%, 04/01/46	224	220,595
4.50%, 05/01/46	77	75,233
4.50%, 06/01/46	4	3,776
4.50%, 07/01/46	26	25,689
4.50%, 08/01/46	1,682	1,657,823
4.50%, 09/01/46	620	611,548
4.50%, 10/01/46	751	738,424
4.50%, 01/01/47	369	361,448
4.50%, 02/01/47	123	120,625
4.50%, 03/01/47	1,497	1,470,248
4.50%, 04/01/47	4,533	4,454,069
4.50%, 06/01/47	2,482	2,436,794
4.50%, 07/01/47	16	15,915
4.50%, 08/01/47	195	191,062
4.50%, 10/01/47	5,872	5,772,981
4.50%, 01/01/48	8,466	8,296,017
4.50%, 02/01/48	846	830,698
4.50%, 03/01/48	4,618	4,527,073
4.50%, 04/01/48	2,136	2,096,533
4.50%, 05/01/48	4,744	4,647,388
4.50%, 06/01/48	2,948	2,896,219
4.50%, 07/01/48	1,844	1,802,816
4.50%, 08/01/48	8,353	8,203,568
4.50%, 09/01/48	251	244,357
4.50%, 10/01/48	10,681	10,449,431
4.50%, 11/01/48	3,983	3,894,188
4.50%, 12/01/48	15,050	14,752,424
4.50%, 01/01/49	4,916	4,807,171
4.50%, 02/01/49	9,483	9,274,007
4.50%, 03/01/49	596	586,386
4.50%, 04/01/49	10,910	10,715,843
4.50%, 05/01/49	9,123	8,919,972
4.50%, 07/01/49	779	755,949
4.50%, 08/01/49	143	138,980
4.50%, 05/01/50	2,327	2,284,201
4.50%, 09/01/50	32,713	31,986,728
4.50%, 05/01/52	8,991	8,790,139
4.50%, 06/01/52	73,751	71,246,468
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 07/01/52	$6,733	$6,501,686
4.50%, 08/01/52	25,990	25,110,574
4.50%, 09/01/52	65,791	63,694,408
4.50%, 10/01/52	92,922	90,140,087
4.50%, 11/01/52	37,979	36,647,187
4.50%, 12/01/52	154,582	149,840,067
4.50%, 02/01/53	25,135	24,268,523
4.50%, 04/01/53	28,216	27,233,051
4.50%, 05/01/53	10,459	10,101,738
4.50%, 07/01/53	5,285	5,120,479
4.50%, 08/01/53	22,340	21,588,510
4.50%, 03/01/54	3,894	3,756,299
4.50%, 04/01/54	32,467	31,285,787
4.50%, 12/01/54	30,563	29,474,371
4.50%, 03/15/55(i)	190,070	183,187,005
4.50%, 04/15/55(i)	29,375	28,266,494
5.00%, 09/01/33	66	67,098
5.00%, 11/01/33	1,928	1,957,365
5.00%, 06/01/35	98	99,630
5.00%, 10/01/35	38	38,746
5.00%, 12/01/36	29	29,341
5.00%, 05/01/39	19	18,804
5.00%, 06/01/39	394	399,978
5.00%, 12/01/39	67	68,074
5.00%, 01/01/40	2	1,540
5.00%, 03/01/40	1,053	1,066,097
5.00%, 03/15/40(i)	975	979,993
5.00%, 04/01/40	169	171,474
5.00%, 05/01/40	11	11,487
5.00%, 06/01/40	100	101,038
5.00%, 07/01/40	724	732,835
5.00%, 08/01/40	920	933,715
5.00%, 09/01/40	7	7,070
5.00%, 10/01/40	31	31,858
5.00%, 04/01/41	469	475,385
5.00%, 05/01/41	1,816	1,838,441
5.00%, 06/01/41	497	502,346
5.00%, 08/01/41	916	926,493
5.00%, 10/01/41	2,274	2,300,443
5.00%, 01/01/42	12,239	12,390,472
5.00%, 05/01/42	4,279	4,331,700
5.00%, 09/01/47	361	362,145
5.00%, 02/01/48	1,507	1,509,429
5.00%, 03/01/48	1,253	1,256,062
5.00%, 04/01/48	1,861	1,864,243
5.00%, 05/01/48	1,539	1,539,681
5.00%, 07/01/48	1,979	1,982,428
5.00%, 09/01/48	1,371	1,372,940
5.00%, 01/01/49	108	108,098
5.00%, 04/01/49	5,842	5,853,365
5.00%, 05/01/49	233	233,716
5.00%, 09/01/49	61	61,534
5.00%, 10/01/49	174	174,682
5.00%, 07/01/50	3,567	3,573,624
5.00%, 08/01/52	13,197	13,095,906
5.00%, 09/01/52	23,144	22,995,684
5.00%, 10/01/52	28,679	28,443,504
5.00%, 11/01/52	39,290	38,943,050
5.00%, 12/01/52	21,973	21,828,074
5.00%, 01/01/53	41,700	41,277,137
5.00%, 02/01/53	69,572	68,699,660
107
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 03/01/53	$50,412	$49,976,761
5.00%, 04/01/53	93,752	92,531,309
5.00%, 05/01/53	71,758	70,842,597
5.00%, 06/01/53	142,881	141,395,873
5.00%, 07/01/53	58,279	57,665,570
5.00%, 08/01/53	41,883	41,360,103
5.00%, 09/01/53	23,359	23,020,377
5.00%, 11/01/53	12,061	11,891,605
5.00%, 12/01/53	14,548	14,330,302
5.00%, 01/01/54	6,572	6,472,555
5.00%, 02/01/54	48,568	47,807,262
5.00%, 03/01/54(i)	203,270	199,952,607
5.00%, 04/01/54	17,569	17,398,582
5.00%, 06/01/54	18,007	17,798,510
5.00%, 10/01/54	13,042	12,889,846
5.00%, 11/01/54	79,220	77,980,633
5.00%, 12/01/54	8,836	8,695,821
5.00%, 01/01/55	107,923	106,322,445
5.50%, 05/01/33	712	730,718
5.50%, 11/01/33	1,466	1,504,175
5.50%, 09/01/34	2,246	2,313,233
5.50%, 09/01/36	159	162,992
5.50%, 03/01/38	151	155,805
5.50%, 06/01/38	3,916	4,036,019
5.50%, 11/01/38	326	336,196
5.50%, 07/01/40	942	971,097
5.50%, 09/01/41	23,474	24,085,328
5.50%, 01/01/47	1,906	1,963,892
5.50%, 12/01/48	175	179,129
5.50%, 09/01/52	11,564	11,779,104
5.50%, 11/01/52	13,244	13,415,470
5.50%, 12/01/52	55,103	55,866,163
5.50%, 01/01/53	74,805	75,932,439
5.50%, 02/01/53	73,394	74,070,259
5.50%, 03/01/53	73,741	74,586,496
5.50%, 04/01/53	98,591	99,213,831
5.50%, 05/01/53	79,494	79,901,677
5.50%, 06/01/53	35,494	35,818,200
5.50%, 07/01/53	43,004	43,438,600
5.50%, 08/01/53	38,953	39,103,604
5.50%, 09/01/53	86,697	86,895,420
5.50%, 10/01/53	46,976	47,127,277
5.50%, 11/01/53	31,094	31,363,536
5.50%, 02/01/54	90,392	90,624,929
5.50%, 03/01/54	82,524	82,870,491
5.50%, 04/01/54	78,371	78,593,067
5.50%, 05/01/54	53,301	53,528,122
5.50%, 06/01/54	16,300	16,349,726
5.50%, 07/01/54	3,241	3,289,280
5.50%, 08/01/54	61,999	62,327,801
5.50%, 09/01/54	7,542	7,642,466
5.50%, 10/01/54	12,158	12,209,343
5.50%, 11/01/54	86,376	87,400,793
5.50%, 01/01/55	55,936	56,017,899
5.50%, 03/15/55(i)	180,655	180,880,237
6.00%, 03/01/34	1,200	1,244,939
6.00%, 05/01/34	95	98,663
6.00%, 08/01/34	205	212,667
6.00%, 11/01/34	67	69,240
6.00%, 09/01/36	302	316,009
6.00%, 08/01/37	725	760,431
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 03/01/38	$250	$261,995
6.00%, 05/01/38	118	123,243
6.00%, 09/01/38	97	101,910
6.00%, 06/01/39	1,754	1,825,822
6.00%, 10/01/39	123	129,351
6.00%, 07/01/41	982	1,027,621
6.00%, 02/01/49	4,865	5,090,760
6.00%, 11/01/52	2,747	2,809,863
6.00%, 01/01/53	11,404	11,800,851
6.00%, 04/01/53	2,375	2,455,830
6.00%, 05/01/53	3,110	3,208,155
6.00%, 06/01/53	15,158	15,537,204
6.00%, 07/01/53	93,040	95,205,208
6.00%, 08/01/53	191,759	196,967,660
6.00%, 09/01/53	87,106	89,138,615
6.00%, 10/01/53	21,967	22,382,120
6.00%, 11/01/53	94,566	96,634,481
6.00%, 12/01/53	13,985	14,336,747
6.00%, 01/01/54	2,749	2,800,593
6.00%, 02/01/54	28,162	28,710,772
6.00%, 03/01/54	20,993	21,457,249
6.00%, 04/01/54	50,767	51,892,102
6.00%, 06/01/54	22,975	23,420,005
6.00%, 07/01/54	16,045	16,431,382
6.00%, 08/01/54	143,321	146,459,201
6.00%, 09/01/54	37,783	38,542,907
6.00%, 10/01/54	126,355	128,707,686
6.00%, 11/01/54	19,993	20,373,100
6.00%, 02/01/55	38,093	38,793,194
6.00%, 03/15/55(i)	174,200	177,045,945
6.50%, 08/01/36	19	20,256
6.50%, 09/01/36	137	145,736
6.50%, 10/01/36	19	19,775
6.50%, 12/01/36	31	33,001
6.50%, 07/01/37	33	35,314
6.50%, 08/01/37	1,534	1,628,899
6.50%, 10/01/37	58	61,555
6.50%, 11/01/37	14	14,540
6.50%, 12/01/37	466	493,671
6.50%, 06/01/38	14	15,348
6.50%, 10/01/39	417	442,921
6.50%, 05/01/40	13	13,847
6.50%, 07/01/53	6,662	6,940,748
6.50%, 09/01/53	54,733	56,691,806
6.50%, 10/01/53	75,111	78,128,962
6.50%, 11/01/53	97,552	101,024,678
6.50%, 12/01/53	182,544	190,166,465
6.50%, 01/01/54	86,604	90,066,022
6.50%, 02/01/54	42,729	44,600,586
6.50%, 03/01/54	24,541	25,493,307
6.50%, 04/01/54	19,085	19,806,759
6.50%, 05/01/54	5,115	5,292,626
6.50%, 06/01/54	23,289	24,149,975
6.50%, 07/01/54	15,910	16,521,831
6.50%, 08/01/54	36,386	37,720,052
6.50%, 09/01/54	7,332	7,606,623
6.50%, 03/15/55(i)	58,925	60,698,279
7.00%, 04/01/37	511	550,946
		32,128,243,774
Schedule of Investments
108

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
0.50%, 04/14/25	$7,000	$6,969,257
1.25%, 12/21/26	180	171,475
2.13%, 12/14/29	70	64,008
3.13%, 06/13/25	980	976,326
3.25%, 11/16/28(b)	25,470	24,859,298
4.25%, 12/10/27	75	75,405
5.50%, 07/15/36	7,900	8,635,695
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32(b)	73,453	83,115,328
6.75%, 03/15/31	21,820	24,831,760
Federal National Mortgage Association
0.38%, 08/25/25	24,991	24,529,309
0.63%, 04/22/25	5,000	4,974,717
0.88%, 08/05/30	17,530	14,829,804
1.88%, 09/24/26	1,285	1,243,642
5.63%, 07/15/37	795	879,351
6.25%, 05/15/29	580	629,649
6.63%, 11/15/30	8,180	9,212,734
7.13%, 01/15/30	10,000	11,355,648
7.25%, 05/15/30	17,396	19,964,273
Tennessee Valley Authority
1.50%, 09/15/31	1,000	843,265
3.50%, 12/15/42	525	444,451
4.63%, 09/15/60	1,000	924,294
4.88%, 01/15/48	8,035	8,010,293
5.25%, 09/15/39	458	487,158
5.25%, 02/01/55	1,600	1,643,038
5.50%, 06/15/38	10,000	10,852,072
5.88%, 04/01/36	95	106,027
6.15%, 01/15/38	3,553	4,060,332
7.13%, 05/01/30	3,556	4,050,051
Series B, 4.70%, 07/15/33	1,500	1,531,985
Series E, 6.75%, 11/01/25	7,000	7,109,819
		277,380,464
U.S. Government Obligations — 44.2%
U.S. Treasury Note/Bond
0.38%, 07/31/27	119,700	109,843,453
0.38%, 09/30/27	105,000	95,820,704
0.50%, 02/28/26	204,700	197,479,527
0.50%, 04/30/27	93,800	87,080,110
0.50%, 05/31/27	108,400	100,346,219
0.50%, 06/30/27	136,900	126,397,203
0.50%, 08/31/27	155,023	142,317,922
0.50%, 10/31/27	202,200	184,570,688
0.63%, 07/31/26	76,400	72,842,625
0.63%, 03/31/27	75,600	70,573,782
0.63%, 11/30/27	197,000	179,977,969
0.63%, 12/31/27	187,400	170,738,969
0.63%, 05/15/30	270,400	227,389,500
0.63%, 08/15/30	396,000	330,103,125
0.75%, 03/31/26	20,500	19,779,297
0.75%, 04/30/26	94,000	90,456,641
0.75%, 05/31/26	71,500	68,631,621
0.75%, 08/31/26	244,200	232,648,195
0.75%, 01/31/28	496,300	452,679,885
0.88%, 06/30/26	170,000	163,060,547
0.88%, 09/30/26	190,610	181,496,459
0.88%, 11/15/30	263,800	221,509,562
1.00%, 07/31/28	200,000	181,109,376
1.13%, 10/31/26	171,100	163,186,625
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.13%, 02/28/27	$40,300	$38,105,539
1.13%, 02/29/28	132,340	121,783,818
1.13%, 08/31/28	273,600	248,227,876
1.13%, 02/15/31	257,200	217,876,533
1.13%, 05/15/40	156,500	99,622,031
1.13%, 08/15/40	108,000	68,107,500
1.25%, 11/30/26	214,900	204,977,665
1.25%, 12/31/26(b)	191,230	182,027,056
1.25%, 03/31/28	216,000	199,091,250
1.25%, 04/30/28	169,100	155,479,524
1.25%, 05/31/28	229,110	210,172,627
1.25%, 06/30/28	212,175	194,206,430
1.25%, 09/30/28	317,000	288,271,875
1.25%, 08/15/31	468,900	393,839,370
1.25%, 05/15/50	205,900	103,947,328
1.38%, 08/31/26	42,500	40,874,707
1.38%, 10/31/28	185,000	168,653,517
1.38%, 12/31/28	196,730	178,517,106
1.38%, 11/15/31	775,250	652,057,930
1.38%, 11/15/40	284,800	186,188,000
1.38%, 08/15/50	118,100	61,264,375
1.50%, 08/15/26	382,000	368,421,096
1.50%, 01/31/27	325,280	310,413,689
1.50%, 11/30/28	284,200	259,754,361
1.50%, 02/15/30	83,185	73,800,692
1.63%, 05/15/26	270,000	262,258,595
1.63%, 09/30/26	44,500	42,890,352
1.63%, 10/31/26	76,300	73,388,082
1.63%, 11/30/26	81,200	77,961,516
1.63%, 08/15/29	54,000	48,853,125
1.63%, 05/15/31	390,910	338,717,409
1.63%, 11/15/50	229,500	127,121,484
1.75%, 12/31/26	91,870	88,259,797
1.75%, 01/31/29	170,700	156,883,969
1.75%, 11/15/29	125,000	113,095,704
1.75%, 08/15/41	371,420	253,378,081
1.88%, 06/30/26	80,000	77,756,250
1.88%, 07/31/26	49,900	48,422,492
1.88%, 02/28/27	178,100	170,920,344
1.88%, 02/28/29	259,200	238,990,500
1.88%, 02/15/32	422,760	365,885,569
1.88%, 02/15/41	230,200	162,686,656
1.88%, 02/15/51	575,700	339,752,953
1.88%, 11/15/51	233,450	136,787,109
2.00%, 11/15/26	181,000	175,025,586
2.00%, 11/15/41	103,260	72,991,913
2.00%, 02/15/50	202,000	124,230,000
2.00%, 08/15/51	466,600	282,730,437
2.13%, 05/31/26	105,300	102,811,465
2.25%, 03/31/26	88,500	86,774,941
2.25%, 02/15/27	161,206	155,941,520
2.25%, 08/15/27	146,750	140,868,536
2.25%, 11/15/27	153,750	146,987,403
2.25%, 05/15/41	376,900	281,202,734
2.25%, 08/15/46	118,960	80,967,150
2.25%, 08/15/49	106,500	69,740,859
2.25%, 02/15/52	252,900	162,448,734
2.38%, 04/30/26	124,400	121,989,750
2.38%, 05/15/27	190,870	184,398,314
2.38%, 03/31/29	244,200	229,280,906
2.38%, 05/15/29	191,600	179,610,032
109
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.38%, 02/15/42	$141,000	$105,441,563
2.38%, 11/15/49	229,400	153,984,750
2.38%, 05/15/51	186,000	123,719,063
2.50%, 02/28/26	92,350	90,878,172
2.50%, 03/31/27	116,200	112,795,704
2.50%, 02/15/45	50,824	37,053,873
2.50%, 02/15/46	152,800	109,944,375
2.50%, 05/15/46	123,517	88,584,848
2.63%, 05/31/27	132,700	128,843,406
2.63%, 02/15/29	211,491	200,899,928
2.63%, 07/31/29	345,500	326,281,562
2.75%, 04/30/27	169,300	165,001,368
2.75%, 07/31/27	119,500	116,139,063
2.75%, 02/15/28	222,702	215,203,207
2.75%, 05/31/29	285,900	271,940,040
2.75%, 08/15/32	404,850	369,362,367
2.75%, 08/15/42	106,523	83,836,930
2.75%, 11/15/42	128,580	100,734,394
2.75%, 08/15/47	219,000	162,094,219
2.75%, 11/15/47	158,550	117,104,039
2.88%, 05/15/28	252,994	244,633,340
2.88%, 08/15/28	219,930	212,094,994
2.88%, 04/30/29	176,320	168,729,976
2.88%, 05/15/32	489,500	451,793,203
2.88%, 05/15/43	121,184	96,208,735
2.88%, 08/15/45	153,125	118,647,949
2.88%, 11/15/46	54,000	41,259,375
2.88%, 05/15/49	42,000	31,381,875
2.88%, 05/15/52	205,000	151,475,781
3.00%, 05/15/42	43,150	35,423,453
3.00%, 11/15/44	99,727	79,392,041
3.00%, 05/15/45	121,400	96,247,438
3.00%, 11/15/45	65,100	51,398,484
3.00%, 02/15/47	116,190	90,537,427
3.00%, 05/15/47	152,118	118,224,208
3.00%, 02/15/48	154,550	119,317,430
3.00%, 08/15/48	160,190	123,146,063
3.00%, 02/15/49	32,400	24,836,625
3.00%, 08/15/52	204,180	154,666,350
3.13%, 08/31/27	239,200	234,341,250
3.13%, 11/15/28	207,515	201,321,974
3.13%, 08/31/29	208,900	201,278,415
3.13%, 11/15/41	53,900	45,410,750
3.13%, 02/15/42	71,800	60,267,125
3.13%, 02/15/43	76,200	63,019,781
3.13%, 08/15/44	60,519	49,275,705
3.13%, 05/15/48	149,460	117,746,456
3.25%, 06/30/27	410,007	403,568,611
3.25%, 06/30/29	375,480	364,098,262
3.25%, 05/15/42	155,200	132,138,250
3.38%, 09/15/27	326,860	322,212,459
3.38%, 05/15/33	522,471	494,469,820
3.38%, 08/15/42	46,000	39,746,875
3.38%, 05/15/44	84,200	71,570,000
3.38%, 11/15/48	248,350	204,035,047
3.50%, 09/30/26	294,603	292,255,382
3.50%, 01/31/28	234,655	231,611,818
3.50%, 04/30/28	184,772	182,115,903
3.50%, 09/30/29	248,401	243,141,886
3.50%, 01/31/30	336,500	328,718,437
3.50%, 04/30/30	195,601	190,726,257
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 02/15/33	$455,849	$436,190,512
3.50%, 02/15/39(b)	24,000	21,963,750
3.63%, 03/31/28	196,026	194,050,426
3.63%, 05/31/28	192,612	190,520,355
3.63%, 08/31/29	231,929	228,341,348
3.63%, 03/31/30	198,200	194,514,719
3.63%, 09/30/31	155,183	151,012,457
3.63%, 08/15/43	73,600	65,193,500
3.63%, 02/15/44	83,950	74,151,461
3.63%, 02/15/53	250,675	214,757,973
3.63%, 05/15/53	268,228	229,963,599
3.75%, 04/15/26	238,673	237,750,006
3.75%, 08/31/26	325,301	323,915,930
3.75%, 08/15/27	326,609	324,873,890
3.75%, 12/31/28	182,947	181,303,336
3.75%, 05/31/30	184,698	182,187,262
3.75%, 06/30/30	184,750	182,195,255
3.75%, 12/31/30	188,697	185,630,674
3.75%, 08/31/31	191,781	188,050,261
3.75%, 08/15/41	52,000	47,791,250
3.75%, 11/15/43	36,600	32,957,156
3.88%, 10/15/27	322,313	321,507,217
3.88%, 11/30/27	162,801	162,355,842
3.88%, 12/31/27	162,637	162,230,408
3.88%, 09/30/29	372,190	369,980,122
3.88%, 11/30/29	192,418	191,230,421
3.88%, 12/31/29	274,278	272,499,480
3.88%, 08/15/33	555,644	544,357,481
3.88%, 08/15/34	568,018	553,995,056
3.88%, 08/15/40	50,516	47,524,506
3.88%, 02/15/43	184,663	170,380,471
3.88%, 05/15/43	219,998	202,466,909
4.00%, 02/15/26	260,122	259,705,399
4.00%, 01/15/27	250,423	250,393,653
4.00%, 12/15/27	557,924	558,403,469
4.00%, 02/29/28	232,563	232,708,352
4.00%, 06/30/28	183,445	183,545,322
4.00%, 01/31/29	220,679	220,644,519
4.00%, 07/31/29	251,198	251,139,127
4.00%, 10/31/29	401,180	400,772,554
4.00%, 02/28/30	519,636	519,473,614
4.00%, 07/31/30	169,344	168,986,791
4.00%, 01/31/31	187,728	187,068,020
4.00%, 02/15/34	710,503	700,844,600
4.00%, 11/15/42	166,665	156,665,100
4.00%, 11/15/52	234,889	215,253,748
4.13%, 06/15/26	290,288	290,548,806
4.13%, 10/31/26	320,650	321,176,068
4.13%, 01/31/27	381,828	382,663,249
4.13%, 02/15/27	277,031	277,691,112
4.13%, 09/30/27	267,000	268,022,111
4.13%, 10/31/27	154,214	154,792,303
4.13%, 11/15/27	325,289	326,508,834
4.13%, 07/31/28	192,105	192,960,469
4.13%, 03/31/29	240,318	241,350,618
4.13%, 10/31/29	237,081	238,210,840
4.13%, 11/30/29	261,117	262,483,786
4.13%, 08/31/30	177,479	178,089,084
4.13%, 03/31/31	181,787	182,255,671
4.13%, 07/31/31	180,913	181,294,614
4.13%, 10/31/31	152,228	152,465,856
Schedule of Investments
110

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 11/30/31	$146,902	$147,108,581
4.13%, 02/29/32	52,463	52,528,579
4.13%, 11/15/32	367,597	367,711,874
4.13%, 08/15/44	205,370	194,267,184
4.13%, 08/15/53	295,417	276,999,596
4.25%, 11/30/26	222,304	223,172,375
4.25%, 12/31/26	151,865	152,505,680
4.25%, 02/28/27	34,747	34,837,940
4.25%, 03/15/27	296,002	297,458,886
4.25%, 01/15/28	291,530	293,716,475
4.25%, 02/15/28	311,467	313,924,671
4.25%, 02/28/29	234,703	236,793,324
4.25%, 06/30/29	250,452	252,799,987
4.25%, 01/31/30	279,129	282,051,132
4.25%, 02/28/31	191,977	193,791,784
4.25%, 06/30/31	203,146	204,987,011
4.25%, 11/15/34	548,279	550,420,715
4.25%, 05/15/39	37,340	36,937,428
4.25%, 11/15/40	28,889	28,338,303
4.25%, 02/15/54	384,226	368,616,819
4.25%, 08/15/54	399,672	384,184,710
4.38%, 08/15/26	220,205	221,228,610
4.38%, 12/15/26	249,112	250,630,026
4.38%, 07/15/27	350,738	353,861,760
4.38%, 08/31/28	199,192	201,635,215
4.38%, 11/30/28	223,027	225,884,533
4.38%, 12/31/29	234,873	238,579,590
4.38%, 11/30/30	171,290	174,019,934
4.38%, 01/31/32	106,709	108,459,695
4.38%, 05/15/34	569,618	577,628,253
4.38%, 02/15/38	32,000	32,330,000
4.38%, 11/15/39	50,933	50,940,958
4.38%, 05/15/40	32,403	32,347,307
4.38%, 05/15/41	15,949	15,839,351
4.38%, 08/15/43	218,495	214,705,477
4.50%, 03/31/26	315,174	316,405,148
4.50%, 07/15/26	264,110	265,667,837
4.50%, 04/15/27	325,649	328,981,816
4.50%, 05/15/27	324,146	327,615,377
4.50%, 05/31/29	262,995	268,028,890
4.50%, 12/31/31	89,424	91,547,820
4.50%, 11/15/33	546,868	559,941,563
4.50%, 02/15/36	27,685	28,563,134
4.50%, 05/15/38	47,000	48,079,531
4.50%, 08/15/39	50,707	51,443,836
4.50%, 02/15/44	209,249	208,529,707
4.50%, 11/15/54	237,552	238,257,232
4.63%, 02/28/26	221,341	222,343,951
4.63%, 03/15/26	273,123	274,435,271
4.63%, 06/30/26	174,281	175,540,452
4.63%, 09/15/26	260,811	263,103,284
4.63%, 10/15/26	263,056	265,470,773
4.63%, 11/15/26	263,612	266,186,337
4.63%, 06/15/27	325,815	330,396,773
4.63%, 09/30/28	197,522	201,611,324
4.63%, 04/30/29	259,650	265,735,547
4.63%, 09/30/30	182,484	187,630,620
4.63%, 04/30/31	199,727	205,640,793
4.63%, 05/31/31	197,795	203,651,587
4.63%, 02/15/35	166,422	172,142,756
4.63%, 02/15/40	45,950	47,163,367
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 05/15/44	$209,746	$212,236,734
4.63%, 11/15/44	201,758	203,964,728
4.63%, 05/15/54	350,123	357,617,820
4.63%, 02/15/55	116,048	118,931,068
4.75%, 02/15/37	21,977	23,110,189
4.75%, 02/15/41	56,158	58,281,474
4.75%, 11/15/43	210,264	216,571,920
4.75%, 02/15/45	45,268	46,626,040
4.75%, 11/15/53	319,670	332,207,058
4.88%, 04/30/26	140,225	141,430,059
4.88%, 05/31/26	226,649	228,809,248
4.88%, 10/31/28	198,503	204,365,042
4.88%, 10/31/30	178,613	185,924,970
5.00%, 05/15/37	53,658	57,606,893
5.25%, 11/15/28	29,377	30,568,146
5.25%, 02/15/29	60,090	62,930,192
5.50%, 08/15/28	77,000	80,789,844
6.13%, 08/15/29	14,600	15,834,156
6.25%, 05/15/30	5,000	5,509,766
6.50%, 11/15/26	16,950	17,671,037
6.63%, 02/15/27	28,800	30,256,875
6.75%, 08/15/26	14,400	14,936,625
		55,473,559,342
Total U.S. Government & Agency Obligations — 70.0% (Cost: $93,352,366,755)		87,879,183,580
Total Long-Term Investments — 98.9% (Cost: $131,937,351,343)		124,181,492,186
	Shares
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(j)(k)	3,814,934,570	3,816,842,038
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(j)(k)(l)	469,507,208	469,507,208
Total Short-Term Securities — 3.4% (Cost: $4,284,614,885)		4,286,349,246
Total Investments Before TBA Sales Commitments — 102.3% (Cost: $136,221,966,228)		128,467,841,432
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association
2.00%, 03/15/55	(40,400)	(33,176,983)
3.50%, 03/15/55	(40,700)	(37,341,472)
5.50%, 03/15/55	(36,300)	(36,389,332)
Uniform Mortgage-Backed Securities
2.00%, 03/15/55	(88,625)	(70,882,825)
4.50%, 03/15/55	(29,375)	(28,311,245)
5.00%, 03/01/54	(25,725)	(25,305,149)
111
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 03/15/55	(73,625)	$(74,827,829)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(302,494,539))		(306,234,835)
Total Investments, Net of TBA Sales Commitments — 102.1% (Cost: $135,919,471,689)		128,161,606,597
Liabilities in Excess of Other Assets — (2.1)%		(2,634,367,584)
Net Assets — 100.0%		$125,527,239,013

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,260,441,412	$556,079,252 (a)	$—	$144,000	$177,374	$3,816,842,038	3,814,934,570	$160,771,181	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,794,286,638	—	(1,324,779,430)(a)	—	—	469,507,208	469,507,208	3,828,223 (b)	—
				$144,000	$177,374	$4,286,349,246		$164,599,404	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
112

Schedule of Investments (continued)
February 28, 2025
iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$517,945,868	$—	$517,945,868
Collateralized Mortgage Obligations	—	1,219,443,516	—	1,219,443,516
Corporate Bonds & Notes	—	31,355,774,536	—	31,355,774,536
Foreign Government Obligations	—	2,639,354,911	—	2,639,354,911
Municipal Debt Obligations	—	569,789,775	—	569,789,775
U.S. Government & Agency Obligations	—	87,879,183,580	—	87,879,183,580
Short-Term Securities
Money Market Funds	4,286,349,246	—	—	4,286,349,246
Liabilities
Investments
TBA Sales Commitments	—	(306,234,835)	—	(306,234,835)
	$4,286,349,246	$123,875,257,351	$—	$128,161,606,597
See notes to financial statements.
113
2025 iShares Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
February 28, 2025

iShares Core U.S. Aggregate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$124,181,492,186
Investments, at value—affiliated(c)	4,286,349,246
Foreign currency, at value(d)	113
Receivables:
Investments sold	1,486,543,078
Securities lending income—affiliated	193,609
TBA sales commitments	302,494,539
Capital shares sold	37,213,403
Dividends—affiliated	12,091,448
Interest—unaffiliated	891,788,840
Total assets	131,198,166,462
LIABILITIES
Bank overdraft	2,568,217
Cash received as collateral for TBA commitments	39,234,931
Collateral on securities loaned, at value	469,407,208
TBA sales commitments, at value(e)	306,234,835
Payables:
Investments purchased	4,850,913,267
Investment advisory fees	2,568,991
Total liabilities	5,670,927,449
Commitments and contingent liabilities
NET ASSETS	$125,527,239,013
NET ASSETS CONSIST OF
Paid-in capital	$134,928,109,957
Accumulated loss	(9,400,870,944)
NET ASSETS	$125,527,239,013
NET ASSET VALUE
Shares outstanding	1,265,100,000
Net asset value	$99.22
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$131,937,351,343
(b) Securities loaned, at value	$456,996,637
(c) Investments, at cost—affiliated	$4,284,614,885
(d) Foreign currency, at cost	$118
(e) Proceeds from TBA sales commitments	$302,494,539
See notes to financial statements.
Statement of Assets and Liabilities
114

Statement of Operations
Year Ended February 28, 2025

iShares Core U.S. Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$160,776,124
Interest—unaffiliated	4,184,333,347
Securities lending income—affiliated—net	3,823,280
Other income—unaffiliated	110,260
Total investment income	4,349,043,011
EXPENSES
Investment advisory	34,235,930
Interest expense	5,138
Total expenses	34,241,068
Less:
Investment advisory fees waived	(3,519,040)
Total expenses after fees waived	30,722,028
Net investment income	4,318,320,983
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(421,724,174)
Investments—affiliated	144,000
In-kind redemptions—unaffiliated(a)	62,282,631
(359,297,543)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,473,971,998
Investments—affiliated	177,374
Foreign currency translations	(6)
2,474,149,366
Net realized and unrealized gain	2,114,851,823
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,433,172,806
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
115
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,318,320,983	$3,095,359,756
Net realized loss	(359,297,543)	(610,276,957)
Net change in unrealized appreciation (depreciation)	2,474,149,366	506,350,173
Net increase in net assets resulting from operations	6,433,172,806	2,991,432,972
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,235,969,878)	(3,006,081,368)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	21,689,128,006	15,936,200,479
NET ASSETS
Total increase in net assets	23,886,330,934	15,921,552,083
Beginning of year	101,640,908,079	85,719,355,996
End of year	$125,527,239,013	$101,640,908,079

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
116

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$97.35	$97.33	$110.34	$115.40	$116.32
Net investment income(a)	3.71	3.23	2.50	1.99	2.38
Net realized and unrealized gain (loss)(b)	1.82	(0.05)	(13.11)	(5.06)	(0.82)
Net increase (decrease) from investment operations	5.53	3.18	(10.61)	(3.07)	1.56
Distributions from net investment income(c)	(3.66)	(3.16)	(2.40)	(1.99)	(2.48)
Net asset value, end of year	$99.22	$97.35	$97.33	$110.34	$115.40
Total Return(d)
Based on net asset value	5.80%	3.32%	(9.67)%(e)	(2.68)%	1.31%
Ratios to Average Net Assets(f)
Total expenses	0.03%	0.03%	0.03%	0.04%	0.04%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.78%	3.33%	2.48%	1.74%	2.03%
Supplemental Data
Net assets, end of year (000)	$125,527,239	$101,640,908	$85,719,356	$87,922,461	$85,958,288
Portfolio turnover rate(g)(h)	81%	89%	104%	163%	179%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
(h) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
117
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Notes to Financial Statements
118

Notes to Financial Statements  (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
119
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
120

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$116,872,297	$(116,872,297)	$—	$—
Barclays Capital, Inc.	2,520,263	(2,520,263)	—	—
BMO Capital Markets Corp.	349,353	(349,353)	—	—
BNP Paribas SA	25,220,478	(25,220,478)	—	—
BofA Securities, Inc.	1,101,930	(1,093,166)	—	8,764(b)
Citadel Clearing LLC	3,295,640	(3,295,640)	—	—
Citigroup Global Markets, Inc.	9,692,871	(9,692,871)	—	—
Credit Agricole Corporate & Investment Bank SA	10,158,234	(10,158,234)	—	—
Deutsche Bank Securities, Inc.	2,158,410	(2,158,410)	—	—
Goldman Sachs & Co. LLC	33,939,231	(33,939,231)	—	—
HSBC Securities (USA), Inc.	3,228,046	(3,228,046)	—	—
J.P. Morgan Securities LLC	87,805,244	(87,805,244)	—	—
Jefferies LLC	6,648,919	(6,648,919)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	5,232,285	(5,232,285)	—	—
Morgan Stanley	25,591,454	(25,591,454)	—	—
National Bank Financial Inc.	33,229,141	(33,229,141)	—	—
Nomura Securities International, Inc.	37,625,164	(37,625,164)	—	—
Pershing LLC	9,127,270	(9,127,270)	—	—
RBC Capital Markets LLC	7,757,234	(7,757,234)	—	—
Scotia Capital (USA), Inc.	1,869,737	(1,869,737)	—	—
Scotia Capital Inc	8,153,642	(8,153,642)	—	—
Toronto-Dominion Bank	8,926	(8,926)	—	—
UBS Securities LLC	5,504,759	(5,504,759)	—	—
Wells Fargo Bank NA	1,005,963	(1,005,963)	—	—
Wells Fargo Securities LLC	18,900,146	(18,900,146)	—	—
	$456,996,637	$(456,987,873)	$—	$8,764

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended February 28, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core U.S. Aggregate Bond	$3,519,040
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended February 28, 2025, the Fund paid BTC $1,089,433 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$91,355,370,834	$86,162,548,182	$4,185,977,592	$4,871,864,175
Notes to Financial Statements
122

Notes to Financial Statements  (continued)
For the year ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$21,191,555,813	$4,441,706,714
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to net realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core U.S. Aggregate Bond	$62,282,607	$ (62,282,607)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
Core U.S. Aggregate Bond
Ordinary income	$4,235,969,878	$3,006,081,368
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core U.S. Aggregate Bond	$386,929,758	$(2,013,587,534)	$(7,774,213,168)	$(9,400,870,944)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and TBA transactions.

As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$136,238,314,298	$550,575,820	$(8,324,788,982)	$(7,774,213,162)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Notes to Financial Statements
124

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 02/28/25		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	282,200,000	$27,698,909,724	250,400,000	$24,342,335,867
Shares redeemed	(61,200,000)	(6,009,781,718)	(87,000,000)	(8,406,135,388)
	221,000,000	$21,689,128,006	163,400,000	$15,936,200,479
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
125
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares Core U.S. Aggregate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. Aggregate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
126

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
iShares ETF	Federal Obligation Interest
Core U.S. Aggregate Bond	$1,637,614,352
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
iShares ETF	Interest Dividends
Core U.S. Aggregate Bond	$4,317,763,153
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF	Interest-Related Dividends
Core U.S. Aggregate Bond	$4,021,794,759
127
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Additional Information
128

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The Fund is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
129
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
130

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

2

Schedule of Investments
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, 5.24%, 04/15/31	$500	$516,921
Chase Issuance Trust, 4.60%, 01/16/29	860	864,999
GM Financial Consumer Automobile Receivables Trust, 5.16%, 08/16/29	500	507,128
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	90	90,597
Toyota Auto Receivables Owner Trust, 4.83%, 10/16/28	500	502,740
World Omni Auto Receivables Trust, 4.86%, 03/15/29	280	281,540
Total Asset-Backed Securities — 0.4% (Cost: $2,747,796)		2,763,925
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.9%
Bank, 2.56%, 05/15/64	200	175,270
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	94,893
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	171,870
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	460	405,941
Benchmark Mortgage Trust
4.44%, 05/15/55(a)	1,000	960,251
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	690	682,439
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	90,952
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	85,643
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	86	84,228
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	193,943
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	500	474,161
4.50%, 07/25/33(a)	200	199,277
4.51%, 07/25/29	300	301,327
5.36%, 01/25/29(a)	950	980,685
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	340	335,211
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.61%, 05/15/48	123	122,268
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49	100	97,817
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	75	74,594
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60	150	147,522
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	519,959
		6,198,251
Total Collateralized Mortgage Obligations — 0.9% (Cost: $6,653,892)		6,198,251
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	50	47,377
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	75	73,315
7.50%, 06/01/29(b)	75	66,495
Security	Par (000)	Value
Advertising (continued)
7.75%, 04/15/28(b)	$67	$62,238
7.88%, 04/01/30(b)	60	61,219
9.00%, 09/15/28(b)	50	52,697
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	50	43,536
3.38%, 03/01/41	20	15,313
4.75%, 03/30/30	53	52,745
5.40%, 10/01/48	40	38,660
Omnicom Group Inc.
2.60%, 08/01/31	15	13,119
5.30%, 11/01/34	55	55,356
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	105	103,917
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	32	30,077
4.63%, 03/15/30(b)(c)	35	32,742
5.00%, 08/15/27(b)	45	44,083
7.38%, 02/15/31(b)	30	31,527
Stagwell Global LLC, 5.63%, 08/15/29(b)	70	67,796
		892,212
Aerospace & Defense — 0.0%
Hexcel Corp., 4.20%, 02/15/27	45	44,311
Howmet Aerospace Inc.
3.00%, 01/15/29	56	52,818
5.90%, 02/01/27	56	57,306
5.95%, 02/01/37	50	52,988
6.75%, 01/15/28	35	37,065
Triumph Group Inc., 9.00%, 03/15/28(b)	68	71,766
		316,254
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27(b)	35	34,820
6.00%, 06/15/30(b)	65	65,159
		99,979
Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)	35	35,388
Azul Secured Finance LLP, 11.93%, 08/28/28(b)(c)	214	197,997
British Airways Pass Through Trust, Class A, 4.25%, 05/15/34(b)	14	13,194
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	130	137,649
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(c)	44	41,317
Latam Airlines Group SA, 7.88%, 04/15/30(d)	100	100,506
		526,051
Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31(b)(c)	25	22,276
4.25%, 03/15/29(b)	25	23,424
Hanesbrands Inc.
4.88%, 05/15/26(b)	55	55,096
9.00%, 02/15/31(b)	35	37,266
Kontoor Brands Inc., 4.13%, 11/15/29(b)	30	27,774
Tapestry Inc.
3.05%, 03/15/32(c)	60	52,317
4.13%, 07/15/27	63	62,079
Under Armour Inc., 3.25%, 06/15/26	40	38,871
VF Corp.
2.80%, 04/23/27	70	66,161
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
2.95%, 04/23/30	$50	$43,740
6.00%, 10/15/33	25	24,565
6.45%, 11/01/37	20	20,015
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	40	34,481
		508,065
Auto Manufacturers — 0.1%
Cummins Inc.
1.50%, 09/01/30	95	80,843
2.60%, 09/01/50	70	43,075
4.88%, 10/01/43	40	38,069
5.15%, 02/20/34	50	50,947
5.45%, 02/20/54	70	70,056
PACCAR Financial Corp.
1.10%, 05/11/26	20	19,273
5.00%, 05/13/27	55	55,841
5.20%, 11/09/26	75	76,250
Wabash National Corp., 4.50%, 10/15/28(b)	25	22,566
		456,920
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc.
5.00%, 10/01/29(c)	40	36,573
6.50%, 04/01/27	35	34,848
6.88%, 07/01/28(c)	25	24,826
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (10.63% PIK)(b)(e)	27	23,366
Dana Inc.
4.25%, 09/01/30	30	28,342
4.50%, 02/15/32(c)	21	19,563
5.38%, 11/15/27	25	24,924
5.63%, 06/15/28	30	29,867
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	52	52,977
Lear Corp.
3.50%, 05/30/30	15	13,940
3.55%, 01/15/52	30	20,238
3.80%, 09/15/27	20	19,563
4.25%, 05/15/29	60	58,279
5.25%, 05/15/49(c)	45	39,788
LG Energy Solution Ltd., 5.38%, 07/02/29(d)	200	203,247
Phinia Inc.
6.63%, 10/15/32(b)	30	30,149
6.75%, 04/15/29(b)	35	35,862
Tenneco Inc., 8.00%, 11/17/28(b)	132	131,174
		827,526
Banks — 4.9%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(a)(b)	15	14,420
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	55	50,653
3.32%, 03/13/37, (5-year CMT + 1.900%)(a)(b)	55	47,650
4.80%, 04/18/26(b)	200	199,705
5.52%, 12/03/35, (1-year CMT + 1.250%)(a)(b)	5	5,037
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(d)	200	204,685
Agricultural Bank of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	193,836
AIB Group PLC
5.87%, 03/28/35, (1-day SOFR +1.910%)(a)(b)	200	205,805
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)	10	10,589
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(a)	30	28,281
Security	Par (000)	Value
Banks (continued)
Banco de Credito del Peru SA, 3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)	$100	$95,917
Banco do Brasil SA, 6.25%, 04/18/30(d)	200	203,286
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(d)	200	177,377
4.45%, 09/19/28(d)	200	197,985
Bank of China Ltd., 3.50%, 04/20/27(d)	200	196,821
Bank of East Asia Ltd. (The), 6.63%, 03/13/27, (1-year CMT + 2.300%)(a)(d)	250	253,141
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(b)	50	47,957
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)	15	15,346
Bank of Montreal
1.25%, 09/15/26	250	238,308
2.65%, 03/08/27	125	121,013
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	85	72,299
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	100	96,667
5.20%, 02/01/28	130	132,275
5.27%, 12/11/26	105	106,465
5.51%, 06/04/31	35	36,154
5.72%, 09/25/28	110	113,873
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	140	140,009
Series H, 4.70%, 09/14/27	125	125,639
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	40	37,977
1.65%, 07/14/28	20	18,357
1.65%, 01/28/31	95	80,645
1.80%, 07/28/31	85	72,144
2.05%, 01/26/27	35	33,623
2.45%, 08/17/26	86	83,774
2.80%, 05/04/26	95	93,380
3.00%, 10/30/28	105	99,389
3.25%, 05/16/27	110	107,525
3.30%, 08/23/29	110	103,642
3.40%, 01/29/28	168	163,704
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	167	163,604
3.85%, 04/28/28	137	135,225
3.85%, 04/26/29	20	19,552
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	120	114,895
4.94%, 02/11/31(a)	200	202,150
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	120	119,595
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	10	10,118
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	100	100,896
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	40	41,334
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	75	79,164
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	80	87,971
Series J, 1.90%, 01/25/29	45	41,136
Bank of Nova Scotia (The)
1.05%, 03/02/26	125	120,961
1.30%, 09/15/26	120	114,486
1.35%, 06/24/26	55	52,892
1.95%, 02/02/27	80	76,541
2.15%, 08/01/31	170	144,851
2.45%, 02/02/32	60	51,481
2.70%, 08/03/26	145	141,546
2.95%, 03/11/27	100	97,146
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	110	102,262
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	25	24,729
4.85%, 02/01/30	15	15,071
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.25%, 06/12/28	$55	$56,184
5.45%, 08/01/29	120	123,337
5.65%, 02/01/34	75	77,999
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	105	100,291
5.09%, 01/23/27(b)	35	35,275
5.79%, 07/13/28(b)	30	30,990
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)	245	234,271
2.28%, 01/20/32, (1-day SOFR + 1.312%)(a)(b)	15	12,677
2.70%, 10/01/29(b)	110	100,542
3.25%, 01/11/28(b)	255	244,935
3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)	65	47,584
3.65%, 01/14/37, (5-year CMT + 1.900%)(a)(b)	25	21,674
4.88%, 04/01/26(b)	230	230,200
5.20%, 01/18/27(b)	250	252,842
5.94%, 05/30/35, (1-day SOFR + 1.850%)(a)(b)	250	255,283
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)	245	258,460
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)	240	263,410
CaixaBank SA
6.04%, 06/15/35, (1-day SOFR +2.260%)(a)(b)	5	5,202
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	200	207,262
6.84%, 09/13/34, (1-day SOFR + 2.770%)(a)(b)	205	223,575
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	100	98,018
3.60%, 04/07/32	95	87,192
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	110	109,879
5.24%, 06/28/27	185	187,884
5.25%, 01/13/31(a)	100	101,472
5.26%, 04/08/29	115	117,208
6.09%, 10/03/33	75	79,923
CBQ Finance Ltd., 5.38%, 03/28/29(d)	200	202,439
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(d)	200	202,067
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	30	29,065
Comerica Inc., 4.00%, 02/01/29	135	129,731
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	30	28,222
1.82%, 03/10/31, (5-year CMT + 1.100%)(a)(d)	200	194,313
DIB Sukuk Ltd., 5.24%, 03/04/29(d)	200	201,617
Discover Bank, 4.65%, 09/13/28	245	243,722
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)	215	206,971
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)	35	32,908
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	70	76,813
Emirates NBD Bank PJSC, 4.25%, (6-year CMT + 3.155%)(a)(d)(f)	200	192,531
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	20	19,944
5.70%, 03/14/28(b)	25	25,729
Fifth Third Bancorp
2.55%, 05/05/27	100	95,696
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	300	299,190
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	300	309,119
8.25%, 03/01/38	50	61,205
First Abu Dhabi Bank PJSC
4.50%, (5-year CMT + 4.138%)(a)(d)(f)	200	196,653
5.00%, 02/28/29(d)	200	201,961
HDFC Bank Ltd., 5.20%, 02/15/27(d)	200	201,565
Security	Par (000)	Value
Banks (continued)
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	$70	$57,962
2.55%, 02/04/30	155	139,039
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	100	101,238
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	75	76,459
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(f)	200	194,984
Industrial & Commercial Bank of China Ltd./Singapore, 4.95%, 10/25/26, (1-day SOFR Index + 0.600%)(a)(d)	200	200,421
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	240	232,788
3.95%, 03/29/27	270	266,914
4.55%, 10/02/28	205	203,803
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	195	198,590
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	35	35,593
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	200	211,010
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)	5	5,339
KEB Hana Bank, 5.75%, 10/24/28(d)	200	207,788
KeyBank NA, 5.00%, 01/26/33	20	19,638
KeyCorp
2.25%, 04/06/27	166	157,625
2.55%, 10/01/29	124	111,899
4.10%, 04/30/28	95	93,197
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	80	76,952
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	70	74,602
Kookmin Bank, 4.50%, 02/01/29(d)	200	197,124
Korea Development Bank (The), 2.00%, 10/25/31	200	171,267
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	205	186,322
4.88%, 03/09/26(d)	30	30,169
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	165	159,259
0.88%, 09/03/30	30	25,214
1.00%, 02/25/28(d)	50	45,745
1.75%, 07/27/26	155	150,017
1.75%, 01/14/27(d)	185	177,237
3.00%, 05/21/29(d)	50	47,823
3.88%, 09/28/27	15	14,935
3.88%, 06/14/28	35	34,806
4.13%, 02/06/31(d)	150	149,226
4.63%, 04/17/29	30	30,588
5.00%, 10/24/33	75	78,696
Series 37, 2.50%, 11/15/27	130	124,850
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	10	9,976
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	80	78,306
5.39%, 01/16/36(a)	120	119,057
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)	140	122,773
3.62%, 06/03/30(b)	110	102,145
5.21%, 06/15/26(b)	170	171,790
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	250	250,768
National Bank of Canada, 5.60%, 12/18/28	70	72,255
NBK SPC Ltd., 1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(d)	200	189,646
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	10	9,811
Nordea Bank Abp
1.50%, 09/30/26(b)	140	133,669
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)	$110	$107,839
5.38%, 09/22/27(b)	40	40,732
Norinchukin Bank (The)
2.08%, 09/22/31(b)	100	83,844
4.87%, 09/14/27(b)	15	15,016
Northern Trust Corp.
1.95%, 05/01/30	120	105,632
3.15%, 05/03/29	65	61,827
3.38%, 05/08/32(a)	47	45,406
3.65%, 08/03/28	95	92,767
4.00%, 05/10/27	98	97,321
6.13%, 11/02/32	75	80,709
NRW Bank
0.88%, 03/09/26(d)	85	82,127
3.88%, 05/26/26(d)	20	19,900
4.63%, 03/08/27(d)	34	34,260
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	65	64,308
3.75%, 09/05/29	10	9,849
4.13%, 01/18/29	125	124,876
4.25%, 03/01/28	55	55,251
4.75%, 05/21/27	150	151,901
5.00%, 10/23/26	55	55,741
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(d)	200	199,544
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	90	85,956
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	140	120,364
2.55%, 01/22/30	250	226,192
2.60%, 07/23/26	165	160,945
3.15%, 05/19/27	85	82,602
3.45%, 04/23/29	256	245,040
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	60	57,383
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	160	158,514
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	155	154,286
5.22%, 01/29/31(a)	140	142,356
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	140	141,312
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	105	107,809
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	190	195,216
5.58%, 01/29/36(a)	120	122,876
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	105	108,156
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	35	36,743
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	110	115,989
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	105	108,330
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	150	166,636
QNB Finance Ltd., 5.56%, 04/02/29, (1-day SOFR + 1.200%)(a)	200	201,344
Regions Financial Corp.
1.80%, 08/12/28	75	68,140
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	20	20,508
7.38%, 12/10/37	51	58,125
Rizal Commercial Banking Corp., 5.50%, 01/18/29(d)	200	202,990
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(d)	200	198,229
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(d)	200	202,528
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)	60	57,245
5.13%, 03/05/27(b)	10	10,133
5.38%, 03/05/29(b)	10	10,236
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.300%)(a)(b)	200	173,100
Security	Par (000)	Value
Banks (continued)
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)	$200	$205,058
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(b)	200	204,992
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	100	95,680
2.20%, 03/03/31	120	104,309
2.40%, 01/24/30	115	104,609
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	30	26,036
2.65%, 05/19/26	75	73,657
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	55	50,350
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	85	83,772
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	35	33,202
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	15	14,521
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	200	199,909
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	50	49,319
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	110	110,932
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	60	63,537
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	125	104,972
1.90%, 09/17/28	225	205,195
2.13%, 07/08/30	95	83,006
2.14%, 09/23/30	112	97,348
2.22%, 09/17/31	25	21,293
2.30%, 01/12/41	30	20,573
2.63%, 07/14/26	70	68,291
2.93%, 09/17/41	200	148,742
3.01%, 10/19/26	175	171,054
3.04%, 07/16/29	205	191,217
3.20%, 09/17/29	100	93,987
3.35%, 10/18/27	148	143,885
3.36%, 07/12/27	135	131,829
3.45%, 01/11/27	55	54,050
3.54%, 01/17/28	55	53,609
3.78%, 03/09/26	175	173,915
3.94%, 07/19/28	40	39,279
4.31%, 10/16/28	45	44,640
5.56%, 07/09/34	195	201,254
5.71%, 01/13/30	195	202,792
5.77%, 01/13/33	205	214,617
5.78%, 07/13/33	5	5,255
5.81%, 09/14/33	40	42,275
5.84%, 07/09/44	15	15,604
5.88%, 07/13/26	260	264,803
6.18%, 07/13/43	20	21,939
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	65	62,037
4.50%, 09/10/29(b)	200	198,688
4.85%, 09/10/34(b)	200	197,607
5.50%, 03/09/28(b)	25	25,591
5.55%, 09/14/28(b)	235	241,550
5.65%, 03/09/26(b)	210	212,350
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)	270	259,342
5.50%, 06/15/28(b)	20	20,514
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	25	25,498
Truist Bank, 3.30%, 05/15/26	80	78,781
Truist Financial Corp.
1.13%, 08/03/27	90	83,100
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	95	91,914
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	95	86,749
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.95%, 06/05/30	$75	$65,227
3.88%, 03/19/29	200	193,165
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	135	133,723
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	85	81,790
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	100	98,968
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	25	25,104
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	170	173,357
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	135	138,644
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	195	202,391
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	45	47,616
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	165	177,666
U.S. Bancorp
1.38%, 07/22/30	65	54,749
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	130	124,316
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	80	66,334
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	75	64,526
3.00%, 07/30/29	95	88,362
3.10%, 04/27/26	80	78,716
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	155	154,850
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	160	155,892
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	85	82,965
5.05%, 02/12/31(a)	140	141,013
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	45	45,476
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	100	102,008
5.42%, 02/12/36(a)	100	101,221
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	120	123,314
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	95	97,953
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	125	129,769
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	120	124,971
Series V, 2.38%, 07/22/26	95	92,472
Series X, 3.15%, 04/27/27	170	165,556
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	260	259,612
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	65	62,819
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)	45	44,082
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(a)	20	18,407
Webster Financial Corp., 4.10%, 03/25/29	70	67,344
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(a)(c)	40	37,553
Woori Bank, 4.75%, 01/24/29(d)	200	200,722
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	200	210,464
		33,867,582
Beverages — 0.1%
JDE Peet's NV, 2.25%, 09/24/31(b)	20	16,693
Keurig Dr Pepper Inc.
2.25%, 03/15/31	30	26,013
2.55%, 09/15/26	75	72,893
3.20%, 05/01/30	100	92,825
3.35%, 03/15/51	50	34,673
3.43%, 06/15/27	50	48,802
3.80%, 05/01/50	50	38,211
3.95%, 04/15/29	70	68,185
4.05%, 04/15/32	60	57,090
4.42%, 12/15/46	35	29,687
4.50%, 11/15/45	55	47,612
4.50%, 04/15/52	70	59,566
4.60%, 05/25/28	20	19,999
5.05%, 03/15/29	50	50,688
Security	Par (000)	Value
Beverages (continued)
5.30%, 03/15/34	$50	$50,975
Series 10, 5.20%, 03/15/31	10	10,185
Primo Water Holdings Inc./Triton Water Holdings Inc., 4.38%, 04/30/29(b)	50	47,853
		771,950
Biotechnology — 0.1%
Biogen Inc.
2.25%, 05/01/30	144	126,771
3.15%, 05/01/50	115	74,313
3.25%, 02/15/51	65	42,822
5.20%, 09/15/45	65	59,995
CSL Finance PLC
4.05%, 04/27/29(b)	35	34,160
4.25%, 04/27/32(b)	20	19,236
4.63%, 04/27/42(b)	10	9,071
4.75%, 04/27/52(b)	100	89,017
5.11%, 04/03/34(b)	30	30,264
5.42%, 04/03/54(b)	50	49,152
Illumina Inc.
2.55%, 03/23/31(c)	65	56,254
5.75%, 12/13/27	35	35,866
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	95	80,806
2.80%, 09/15/50	71	43,048
Royalty Pharma PLC
1.75%, 09/02/27	60	55,884
2.15%, 09/02/31	15	12,591
2.20%, 09/02/30	30	26,007
3.30%, 09/02/40	20	15,087
3.35%, 09/02/51	110	72,822
3.55%, 09/02/50	60	41,527
5.15%, 09/02/29	40	40,375
5.90%, 09/02/54	35	34,611
		1,049,679
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(b)	25	23,726
Builders FirstSource Inc.
4.25%, 02/01/32(b)	85	76,983
5.00%, 03/01/30(b)	35	33,634
6.38%, 06/15/32(b)	50	50,821
6.38%, 03/01/34(b)	65	65,765
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)	45	42,565
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)(c)	20	15,480
9.50%, 08/15/29(b)	35	33,342
CRH America Finance Inc.
3.95%, 04/04/28(b)	90	88,336
4.40%, 05/09/47(b)	20	16,932
4.50%, 04/04/48(b)	21	18,045
5.40%, 05/21/34	10	10,171
5.50%, 01/09/35	200	204,278
CRH America Inc., 5.13%, 05/18/45(b)	50	47,582
Fortune Brands Innovations Inc.
3.25%, 09/15/29	72	67,324
5.88%, 06/01/33	60	62,502
Griffon Corp., 5.75%, 03/01/28	65	64,368
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	30	29,332
Jeld-Wen Inc., 4.88%, 12/15/27(b)	30	28,330
JELD-WEN Inc., 7.00%, 09/01/32(b)(c)	25	22,531
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Knife River Corp., 7.75%, 05/01/31(b)	$30	$31,485
Lennox International Inc., 1.70%, 08/01/27	57	53,153
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	25	23,429
Martin Marietta Materials Inc.
2.40%, 07/15/31	67	58,247
3.20%, 07/15/51	70	46,898
3.45%, 06/01/27	25	24,400
3.50%, 12/15/27	55	53,436
4.25%, 12/15/47	40	33,679
5.15%, 12/01/34	100	99,893
Series CB, 2.50%, 03/15/30	52	46,707
Masco Corp.
2.00%, 10/01/30	80	68,855
2.00%, 02/15/31	20	17,097
3.13%, 02/15/51	20	13,149
3.50%, 11/15/27	45	43,764
4.50%, 05/15/47	40	34,021
Mohawk Industries Inc.
3.63%, 05/15/30	30	28,286
5.85%, 09/18/28	25	25,943
Owens Corning
3.40%, 08/15/26	84	82,584
3.50%, 02/15/30	50	46,917
3.88%, 06/01/30	40	38,181
3.95%, 08/15/29	5	4,842
4.30%, 07/15/47	50	41,284
4.40%, 01/30/48	25	20,940
5.70%, 06/15/34	30	31,012
5.95%, 06/15/54	15	15,458
7.00%, 12/01/36	25	28,502
Trane Technologies Financing Ltd.
3.50%, 03/21/26	70	69,164
3.80%, 03/21/29	73	70,740
4.50%, 03/21/49	29	25,386
4.65%, 11/01/44	25	22,791
5.10%, 06/13/34	55	55,406
5.25%, 03/03/33	40	40,685
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	47	45,808
4.30%, 02/21/48	27	22,865
5.75%, 06/15/43	20	20,694
Vulcan Materials Co.
3.50%, 06/01/30	95	89,516
4.50%, 06/15/47	32	27,660
4.70%, 03/01/48	50	44,583
5.70%, 12/01/54	55	55,300
		2,604,807
Chemicals — 0.6%
Air Liquide Finance SA
2.25%, 09/10/29(b)	25	22,812
2.50%, 09/27/26(b)	55	53,520
3.50%, 09/27/46(b)	35	27,256
Air Products and Chemicals Inc.
1.85%, 05/15/27	58	55,048
2.05%, 05/15/30	64	56,579
2.70%, 05/15/40	70	51,630
2.80%, 05/15/50	65	41,991
4.60%, 02/08/29	30	30,204
4.75%, 02/08/31	5	5,039
4.80%, 03/03/33	45	44,986
4.85%, 02/08/34	100	99,590
Security	Par (000)	Value
Chemicals (continued)
Ashland Inc.
3.38%, 09/01/31(b)	$30	$26,104
6.88%, 05/15/43	20	20,924
Avient Corp.
6.25%, 11/01/31(b)	45	45,101
7.13%, 08/01/30(b)	50	51,519
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	35	36,487
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	50	46,145
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	30	29,653
CF Industries Inc.
4.95%, 06/01/43	55	49,429
5.15%, 03/15/34	65	63,696
5.38%, 03/15/44	55	51,883
FMC Corp.
3.45%, 10/01/29	25	23,020
4.50%, 10/01/49	55	42,115
5.15%, 05/18/26	30	30,031
5.65%, 05/18/33	50	49,619
6.38%, 05/18/53	30	29,471
HB Fuller Co.
4.00%, 02/15/27	20	19,341
4.25%, 10/15/28	20	19,063
Huntsman International LLC, 2.95%, 06/15/31	10	8,500
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	120	111,486
2.30%, 11/01/30(b)	55	47,567
3.27%, 11/15/40(b)	45	33,333
3.47%, 12/01/50(b)	90	60,822
4.38%, 06/01/47	50	40,496
4.45%, 09/26/28	25	24,699
5.00%, 09/26/48	55	47,957
Linde Inc./CT
1.10%, 08/10/30	54	45,551
3.55%, 11/07/42	30	24,270
Methanex Corp.
5.13%, 10/15/27	45	44,276
5.25%, 12/15/29	50	48,810
5.65%, 12/01/44	20	17,409
Methanex U.S. Operations Inc., 6.25%, 03/15/32(b)	40	40,070
Mosaic Co. (The)
4.05%, 11/15/27	75	73,924
4.88%, 11/15/41	25	22,601
5.38%, 11/15/28	35	35,762
5.45%, 11/15/33	25	25,262
5.63%, 11/15/43	45	43,723
Nutrien Ltd.
2.95%, 05/13/30	94	86,083
3.95%, 05/13/50	60	46,322
4.00%, 12/15/26	35	34,652
4.13%, 03/15/35	30	27,301
4.20%, 04/01/29	85	83,317
4.90%, 06/01/43	30	27,528
5.00%, 04/01/49	56	51,255
5.25%, 01/15/45	40	37,928
5.63%, 12/01/40	25	25,193
5.80%, 03/27/53	45	45,625
5.88%, 12/01/36	40	41,706
OCI NV, 6.70%, 03/16/33(b)	45	47,521
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31(d)	200	166,233
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
PPG Industries Inc.
1.20%, 03/15/26	$40	$38,640
2.55%, 06/15/30	75	67,702
3.75%, 03/15/28	139	136,372
Rain Carbon Inc., 12.25%, 09/01/29(b)	30	31,831
RPM International Inc.
4.25%, 01/15/48	40	34,104
5.25%, 06/01/45	10	9,676
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	197,071
Sherwin-Williams Co. (The)
2.20%, 03/15/32	30	25,290
2.30%, 05/15/30	90	79,869
2.90%, 03/15/52	30	19,015
2.95%, 08/15/29	90	83,868
3.30%, 05/15/50	50	34,662
3.45%, 06/01/27	164	160,543
3.80%, 08/15/49	45	34,343
4.50%, 06/01/47	90	78,107
4.55%, 03/01/28	20	20,026
4.55%, 08/01/45	21	18,456
4.80%, 09/01/31	5	4,994
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	193,876
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29(b)	2	1,220
Tronox Inc., 4.63%, 03/15/29(b)(c)	75	67,055
Westlake Corp.
2.88%, 08/15/41	20	13,835
3.13%, 08/15/51	50	32,088
3.38%, 06/15/30	30	27,945
3.38%, 08/15/61	25	15,404
4.38%, 11/15/47	60	48,921
Yara International ASA
3.15%, 06/04/30(b)	85	77,466
3.80%, 06/06/26(b)	25	24,685
4.75%, 06/01/28(b)	92	91,342
7.38%, 11/14/32(d)	100	110,386
		4,418,230
Commercial Services — 1.1%
ADT Security Corp. (The)
4.13%, 08/01/29(b)	70	66,118
4.88%, 07/15/32(b)	50	47,227
Alta Equipment Group Inc., 9.00%, 06/01/29(b)(c)	35	32,462
AMN Healthcare Inc.
4.00%, 04/15/29(b)(c)	25	22,832
4.63%, 10/01/27(b)	35	33,808
Ashtead Capital Inc.
1.50%, 08/12/26(b)	40	38,162
2.45%, 08/12/31(b)	50	42,896
4.00%, 05/01/28(b)	45	43,769
4.38%, 08/15/27(b)	20	19,796
5.80%, 04/15/34(b)	25	25,474
5.95%, 10/15/33(b)	200	206,477
Automatic Data Processing Inc.
1.25%, 09/01/30	151	127,585
1.70%, 05/15/28	87	80,489
4.45%, 09/09/34	85	82,779
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)	30	28,281
5.38%, 03/01/29(b)	40	37,200
5.75%, 07/15/27(b)	30	29,443
Security	Par (000)	Value
Commercial Services (continued)
5.75%, 07/15/27(b)	$25	$24,580
8.00%, 02/15/31(b)(c)	35	35,606
8.25%, 01/15/30(b)(c)	45	45,847
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	75	74,848
Block Financial LLC
2.50%, 07/15/28	50	46,250
3.88%, 08/15/30	35	32,871
Carriage Services Inc., 4.25%, 05/15/29(b)	30	27,770
Cimpress PLC, 7.38%, 09/15/32(b)	40	38,645
Cintas Corp. No. 2
3.70%, 04/01/27	170	167,614
4.00%, 05/01/32	70	66,622
Deluxe Corp.
8.00%, 06/01/29(b)	35	33,271
8.13%, 09/15/29(b)	30	30,449
Equifax Inc.
4.80%, 09/15/29	100	100,095
5.10%, 12/15/27	5	5,061
ERAC USA Finance LLC
3.30%, 12/01/26(b)	155	151,886
4.20%, 11/01/46(b)	47	39,331
4.50%, 02/15/45(b)	65	57,198
4.60%, 05/01/28(b)	105	105,096
4.90%, 05/01/33(b)	85	84,392
5.00%, 02/15/29(b)	55	55,724
5.20%, 10/30/34(b)	100	101,115
5.40%, 05/01/53(b)	60	59,396
5.63%, 03/15/42(b)	30	30,598
6.70%, 06/01/34(b)(c)	30	33,701
7.00%, 10/15/37(b)	55	63,263
Global Payments Inc.
1.20%, 03/01/26	80	77,119
2.15%, 01/15/27	85	81,207
2.90%, 05/15/30	90	81,518
2.90%, 11/15/31	65	56,976
3.20%, 08/15/29	115	107,204
4.15%, 08/15/49	20	15,403
4.80%, 04/01/26	45	45,028
5.40%, 08/15/32(c)	60	61,111
5.95%, 08/15/52	65	65,087
GXO Logistics Inc.
1.65%, 07/15/26	70	67,156
2.65%, 07/15/31	55	47,521
6.25%, 05/06/29	60	62,059
6.50%, 05/06/34	15	15,512
Herc Holdings Inc.
5.50%, 07/15/27(b)	81	80,584
6.63%, 06/15/29(b)	50	50,734
Hertz Corp. (The)
4.63%, 12/01/26(b)	35	30,293
5.00%, 12/01/29(b)(c)	70	48,310
12.63%, 07/15/29(b)	75	79,031
Korn Ferry, 4.63%, 12/15/27(b)	30	29,267
Matthews International Corp., 8.63%, 10/01/27(b)	20	20,978
Moody's Corp.
2.00%, 08/19/31	45	38,151
3.10%, 11/29/61	35	22,000
3.25%, 01/15/28	17	16,487
3.25%, 05/20/50	35	24,337
3.75%, 02/25/52	25	19,156
4.25%, 02/01/29	62	61,601
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.25%, 08/08/32	$20	$19,234
4.88%, 12/17/48	44	40,405
5.25%, 07/15/44	50	48,878
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	65	61,263
PayPal Holdings Inc.
2.30%, 06/01/30	80	71,401
2.65%, 10/01/26	70	68,171
2.85%, 10/01/29	144	133,885
3.25%, 06/01/50	87	60,309
4.40%, 06/01/32	70	68,234
5.05%, 06/01/52	50	46,932
5.15%, 06/01/34	80	80,874
5.25%, 06/01/62	30	27,960
5.50%, 06/01/54	40	39,894
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	70	66,496
5.75%, 04/15/26(b)	85	85,392
6.25%, 01/15/28(b)	100	100,144
Quanta Services Inc.
2.35%, 01/15/32	95	80,128
2.90%, 10/01/30	51	45,925
3.05%, 10/01/41	40	28,405
RELX Capital Inc.
3.00%, 05/22/30	100	92,214
4.00%, 03/18/29	65	63,425
RR Donnelley & Sons Co.
8.50%, 04/15/29(b)	26	25,363
9.50%, 08/01/29(b)	55	56,328
10.88%, 08/01/29(b)	30	30,861
S&P Global Inc.
1.25%, 08/15/30	69	58,256
2.30%, 08/15/60	75	38,940
2.45%, 03/01/27	95	91,458
2.50%, 12/01/29	45	41,022
2.70%, 03/01/29	135	126,233
2.90%, 03/01/32	75	66,712
2.95%, 01/22/27	27	26,286
3.25%, 12/01/49	45	32,044
3.70%, 03/01/52	65	50,175
3.90%, 03/01/62	30	22,885
4.25%, 05/01/29	95	94,074
4.75%, 08/01/28	60	60,557
5.25%, 09/15/33	10	10,278
Service Corp. International/U.S.
3.38%, 08/15/30	55	49,419
4.00%, 05/15/31	55	49,919
4.63%, 12/15/27	30	29,441
5.13%, 06/01/29	50	49,205
5.75%, 10/15/32	55	54,587
7.50%, 04/01/27	15	15,501
Sotheby's, 7.38%, 10/15/27(b)	55	54,590
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	20	18,263
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	47	41,046
3.38%, 03/22/27(b)	55	53,675
TriNet Group Inc.
3.50%, 03/01/29(b)	35	32,121
7.13%, 08/15/31(b)	30	30,708
Triton Container International Ltd.
2.05%, 04/15/26(b)	57	55,090
Security	Par (000)	Value
Commercial Services (continued)
3.15%, 06/15/31(b)	$55	$47,770
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	45	38,981
United Rentals North America Inc.
3.75%, 01/15/32	50	44,702
3.88%, 11/15/27	46	44,626
3.88%, 02/15/31	75	68,597
4.00%, 07/15/30	50	46,531
4.88%, 01/15/28	115	113,377
5.25%, 01/15/30	50	49,457
5.50%, 05/15/27	34	34,037
6.00%, 12/15/29(b)	120	121,952
6.13%, 03/15/34(b)	75	76,016
Valvoline Inc., 3.63%, 06/15/31(b)	35	30,611
Verde Purchaser LLC, 10.50%, 11/30/30(b)	50	54,415
Verisk Analytics Inc.
3.63%, 05/15/50	40	29,263
4.13%, 03/15/29	60	58,740
5.25%, 06/05/34	55	55,526
5.50%, 06/15/45	17	16,634
5.75%, 04/01/33	15	15,720
VM Consolidated Inc., 5.50%, 04/15/29(b)	27	26,362
Williams Scotsman Inc.
4.63%, 08/15/28(b)	35	34,019
6.63%, 06/15/29(b)	35	35,679
7.38%, 10/01/31(b)	35	36,456
WW International Inc., 4.50%, 04/15/29(b)	30	6,769
ZipRecruiter Inc., 5.00%, 01/15/30(b)	40	36,257
		7,596,960
Computers — 0.4%
Accenture Capital Inc.
3.90%, 10/04/27	25	24,767
4.50%, 10/04/34	125	121,293
ASGN Inc., 4.63%, 05/15/28(b)	40	38,347
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	80	76,140
4.00%, 07/01/29(b)	70	65,938
CGI Inc.
1.45%, 09/14/26	70	66,834
2.30%, 09/14/31	50	42,664
Crane NXT Co., 4.20%, 03/15/48	25	15,998
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	65	67,933
DXC Technology Co.
1.80%, 09/15/26	40	38,230
2.38%, 09/15/28	65	59,657
Fortinet Inc.
1.00%, 03/15/26	42	40,461
2.20%, 03/15/31	42	36,366
Gartner Inc.
3.63%, 06/15/29(b)	60	56,458
3.75%, 10/01/30(b)	90	83,504
4.50%, 07/01/28(b)	90	88,128
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	85	82,522
4.40%, 09/25/27	110	109,477
4.45%, 09/25/26	100	99,884
4.55%, 10/15/29	150	148,793
5.00%, 10/15/34	130	127,931
5.25%, 07/01/28	25	25,497
5.60%, 10/15/54	110	107,245
6.20%, 10/15/35	65	69,557
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
6.35%, 10/15/45	$100	$105,680
Insight Enterprises Inc., 6.63%, 05/15/32(b)	35	35,590
Kyndryl Holdings Inc.
2.05%, 10/15/26	45	43,149
4.10%, 10/15/41	45	36,047
6.35%, 02/20/34(c)	30	31,743
NCR Voyix Corp.
5.00%, 10/01/28(b)	40	38,775
5.13%, 04/15/29(b)	27	25,984
NetApp Inc., 2.70%, 06/22/30	82	73,552
Seagate HDD Cayman
4.09%, 06/01/29	35	33,148
4.13%, 01/15/31	15	13,636
4.88%, 06/01/27	35	34,582
5.75%, 12/01/34	40	39,297
8.25%, 12/15/29	35	37,482
8.50%, 07/15/31	35	37,677
9.63%, 12/01/32	51	58,075
Unisys Corp., 6.88%, 11/01/27(b)	35	34,365
Virtusa Corp., 7.13%, 12/15/28(b)	26	25,551
Western Digital Corp.
2.85%, 02/01/29	65	59,250
3.10%, 02/01/32	55	47,040
4.75%, 02/15/26	71	70,245
		2,574,492
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	30	27,932
5.50%, 06/01/28(b)	50	49,258
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	25	21,228
2.38%, 12/01/29	59	53,245
2.60%, 04/15/30	95	85,768
3.13%, 12/01/49	60	39,683
3.15%, 03/15/27	78	76,137
4.15%, 03/15/47	40	32,317
4.38%, 06/15/45	45	37,752
5.00%, 02/14/34(c)	50	49,881
5.15%, 05/15/53(c)	45	43,459
6.00%, 05/15/37	15	15,858
Kenvue Inc.
4.90%, 03/22/33	75	75,182
5.05%, 03/22/28	220	224,000
5.05%, 03/22/53	180	172,866
5.10%, 03/22/43	15	14,702
5.20%, 03/22/63	55	52,673
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	50	47,727
4.90%, 12/15/44	20	15,682
6.13%, 09/30/32	50	49,975
		1,185,325
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	45	41,694
4.25%, 04/20/27(b)	15	14,907
4.50%, 10/24/28(b)	50	49,508
4.65%, 04/20/32(b)	75	73,083
Gates Corp./DE, 6.88%, 07/01/29(b)	35	35,860
H&E Equipment Services Inc., 3.88%, 12/15/28(b)	85	85,086
Security	Par (000)	Value
Distribution & Wholesale (continued)
LKQ Corp.
5.75%, 06/15/28	$55	$56,464
6.25%, 06/15/33	40	41,917
Resideo Funding Inc.
4.00%, 09/01/29(b)	20	18,434
6.50%, 07/15/32(b)	50	50,445
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(b)	30	30,766
7.75%, 03/15/31(b)	55	57,896
WW Grainger Inc.
3.75%, 05/15/46	65	52,495
4.20%, 05/15/47	35	29,582
4.60%, 06/15/45	42	38,470
		676,607
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	155	149,428
3.00%, 10/29/28	195	183,062
3.30%, 01/30/32	245	217,059
3.40%, 10/29/33	150	130,282
3.65%, 07/21/27	155	151,055
3.85%, 10/29/41	150	120,530
3.88%, 01/23/28	175	171,067
4.63%, 09/10/29	155	153,334
4.95%, 09/10/34	10	9,688
5.10%, 01/19/29	155	156,422
5.30%, 01/19/34	5	4,999
5.75%, 06/06/28	165	169,626
6.45%, 04/15/27	155	159,966
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	150	154,262
Affiliated Managers Group Inc.
3.30%, 06/15/30	65	60,338
5.50%, 08/20/34	15	14,902
Air Lease Corp.
1.88%, 08/15/26	95	91,323
2.10%, 09/01/28	45	41,146
2.20%, 01/15/27	10	9,568
2.88%, 01/15/32	30	26,099
3.00%, 02/01/30	80	73,328
3.13%, 12/01/30	65	58,952
3.75%, 06/01/26	35	34,614
4.63%, 10/01/28	50	49,808
5.10%, 03/01/29	5	5,059
5.85%, 12/15/27	55	56,643
Aircastle Ltd.
2.85%, 01/26/28(b)	75	70,780
5.95%, 02/15/29(b)	50	51,492
6.50%, 07/18/28(b)	35	36,554
Ally Financial Inc.
2.20%, 11/02/28	65	59,029
4.75%, 06/09/27	50	49,911
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	70	70,759
6.65%, 01/17/40(a)	35	34,706
6.70%, 02/14/33(c)	35	36,139
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	30	31,474
7.10%, 11/15/27	30	31,638
8.00%, 11/01/31	230	259,567
American Express Co.
1.65%, 11/04/26	120	114,609
2.55%, 03/04/27	155	149,520
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.13%, 05/20/26	$45	$44,328
3.30%, 05/03/27	159	155,298
4.05%, 05/03/29	140	138,036
4.05%, 12/03/42	85	72,844
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	105	101,340
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	85	84,492
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	110	110,295
5.09%, 01/30/31(a)	120	121,512
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	130	131,395
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	175	178,881
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	20	20,149
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	45	46,386
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(a)	140	141,697
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	75	77,701
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	5	5,403
American Express Credit Corp., 3.30%, 05/03/27	55	53,716
Ameriprise Financial Inc.
2.88%, 09/15/26	75	73,366
4.50%, 05/13/32	60	58,442
5.15%, 05/15/33	55	55,451
5.70%, 12/15/28	40	41,548
Apollo Global Management Inc.
5.80%, 05/21/54	50	50,637
6.38%, 11/15/33	35	38,240
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	85	78,937
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)(c)	5	3,613
Ares Management Corp., 5.60%, 10/11/54	60	58,033
Aviation Capital Group LLC
1.95%, 09/20/26(b)	35	33,503
3.50%, 11/01/27(b)	85	81,865
6.75%, 10/25/28(b)	45	47,624
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	181,510
Bread Financial Holdings Inc., 9.75%, 03/15/29(b)	65	69,879
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	70	75,349
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	55	52,428
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	130	107,855
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	140	131,275
3.75%, 07/28/26	65	64,170
3.80%, 01/31/28	115	112,464
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	140	140,386
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	140	139,397
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	110	112,019
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	60	61,061
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	65	66,709
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	60	61,304
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	65	66,808
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	35	36,374
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	50	50,913
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	220	229,199
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	140	148,545
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	105	108,932
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	75	83,963
Cboe Global Markets Inc.
1.63%, 12/15/30	10	8,464
3.00%, 03/16/32	60	53,323
3.65%, 01/12/27	75	74,028
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26(d)	200	191,254
Charles Schwab Corp. (The)
0.90%, 03/11/26	70	67,462
Security	Par (000)	Value
Diversified Financial Services (continued)
1.15%, 05/13/26	$70	$67,390
1.65%, 03/11/31	115	96,311
1.95%, 12/01/31	90	75,231
2.00%, 03/20/28	125	116,293
2.30%, 05/13/31	55	47,888
2.45%, 03/03/27	40	38,491
2.75%, 10/01/29	50	46,169
2.90%, 03/03/32	45	39,565
3.20%, 03/02/27	65	63,550
3.20%, 01/25/28	100	96,668
3.25%, 05/22/29	50	47,521
3.30%, 04/01/27	45	44,020
4.00%, 02/01/29	40	39,237
4.63%, 03/22/30	100	100,925
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	70	73,217
5.88%, 08/24/26	85	86,619
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	120	128,115
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	105	110,581
CICC Hong Kong Finance 2016 MTN Ltd., 5.01%, 01/18/27(d)	200	201,671
CME Group Inc.
2.65%, 03/15/32	80	70,311
3.75%, 06/15/28	95	93,426
4.15%, 06/15/48	40	34,263
5.30%, 09/15/43	60	61,309
Dexia SA, 1.13%, 04/09/26(b)	10	9,657
Discover Financial Services
4.10%, 02/09/27	100	98,786
6.70%, 11/29/32	45	48,765
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	65	75,344
Encore Capital Group Inc.
8.50%, 05/15/30(b)	35	36,802
9.25%, 04/01/29(b)	35	37,267
Far East Horizon Ltd., 5.88%, 03/05/28(d)	200	199,439
Franklin Resources Inc.
1.60%, 10/30/30	65	54,906
2.95%, 08/12/51	35	22,691
goeasy Ltd.
7.63%, 07/01/29(b)	40	41,504
9.25%, 12/01/28(b)	40	42,665
Series 144*, 6.88%, 05/15/30(b)	25	25,410
Intercontinental Exchange Inc.
1.85%, 09/15/32	155	125,481
2.10%, 06/15/30	90	79,302
2.65%, 09/15/40	107	77,485
3.00%, 06/15/50	95	63,157
3.00%, 09/15/60	110	67,561
3.10%, 09/15/27	64	61,989
3.63%, 09/01/28	140	135,898
3.75%, 09/21/28	40	38,979
4.00%, 09/15/27	110	108,834
4.25%, 09/21/48	72	61,097
4.60%, 03/15/33	130	126,971
4.95%, 06/15/52	100	92,541
5.20%, 06/15/62	70	66,713
5.25%, 06/15/31	45	46,226
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	25	24,417
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(b)	70	66,852
6.63%, 10/15/31(b)	35	35,007
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Lazard Group LLC
4.38%, 03/11/29	$50	$49,223
6.00%, 03/15/31	25	26,057
Legg Mason Inc.
4.75%, 03/15/26	75	75,068
5.63%, 01/15/44	34	34,027
LPL Holdings Inc.
4.00%, 03/15/29(b)	75	71,767
4.38%, 05/15/31(b)	35	33,251
4.63%, 11/15/27(b)	60	59,233
6.00%, 05/20/34	50	51,293
6.75%, 11/17/28	60	63,473
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	30	30,441
LSEGA Financing PLC
1.38%, 04/06/26(b)	35	33,830
2.00%, 04/06/28(b)	230	212,739
2.50%, 04/06/31(b)	40	35,055
3.20%, 04/06/41(b)	35	27,018
Mastercard Inc.
1.90%, 03/15/31	37	32,043
2.00%, 11/18/31	50	42,597
2.95%, 11/21/26	39	38,226
2.95%, 06/01/29	119	112,410
2.95%, 03/15/51	35	23,561
3.30%, 03/26/27	97	95,182
3.35%, 03/26/30	89	84,267
3.50%, 02/26/28	50	49,054
3.65%, 06/01/49	85	66,067
3.80%, 11/21/46	44	35,810
3.85%, 03/26/50	79	63,478
3.95%, 02/26/48	62	51,244
4.35%, 01/15/32	30	29,425
4.55%, 01/15/35	95	92,716
4.88%, 05/09/34	70	70,189
Mirae Asset Securities Co. Ltd., 5.88%, 01/26/27(d)	200	203,514
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	20	19,069
Nasdaq Inc.
1.65%, 01/15/31	55	46,440
2.50%, 12/21/40	60	41,541
3.25%, 04/28/50	50	34,526
3.85%, 06/30/26	75	74,418
3.95%, 03/07/52	49	38,490
5.35%, 06/28/28	93	95,127
5.55%, 02/15/34(c)	103	106,699
5.95%, 08/15/53	5	5,209
6.10%, 06/28/63	55	57,249
OneMain Finance Corp.
3.50%, 01/15/27	35	33,739
3.88%, 09/15/28	35	32,783
4.00%, 09/15/30	55	49,540
5.38%, 11/15/29	50	48,837
6.63%, 01/15/28	50	50,867
6.63%, 05/15/29	70	71,354
7.13%, 03/15/26	104	106,119
7.13%, 11/15/31	50	51,432
7.50%, 05/15/31	50	52,078
7.88%, 03/15/30	50	52,559
9.00%, 01/15/29	60	63,382
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	45	42,273
5.75%, 09/15/31(b)	30	28,796
Security	Par (000)	Value
Diversified Financial Services (continued)
7.13%, 11/15/30(b)	$50	$51,081
7.88%, 12/15/29(b)	50	52,327
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	200	194,391
PRA Group Inc.
5.00%, 10/01/29(b)(c)	25	23,340
8.38%, 02/01/28(b)	30	31,051
8.88%, 01/31/30(b)	35	36,889
Radian Group Inc.
4.88%, 03/15/27	47	46,856
6.20%, 05/15/29	45	46,490
Raymond James Financial Inc.
3.75%, 04/01/51	55	40,768
4.65%, 04/01/30	55	54,941
4.95%, 07/15/46	65	59,600
Shinhan Card Co. Ltd., 2.50%, 01/27/27(d)	200	192,024
Shriram Finance Ltd., 6.63%, 04/22/27(d)	200	202,091
SLM Corp., 3.13%, 11/02/26	35	33,695
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	191,190
Stifel Financial Corp., 4.00%, 05/15/30	30	28,711
Synchrony Financial
2.88%, 10/28/31	90	76,741
3.70%, 08/04/26	45	44,224
3.95%, 12/01/27	130	126,748
5.15%, 03/19/29	94	93,662
7.25%, 02/02/33	50	52,954
Visa Inc.
0.75%, 08/15/27	130	119,896
1.10%, 02/15/31	125	103,667
1.90%, 04/15/27	57	54,396
2.00%, 08/15/50	85	47,383
2.05%, 04/15/30	107	95,530
2.70%, 04/15/40	65	49,016
2.75%, 09/15/27	45	43,387
3.65%, 09/15/47	55	43,515
4.15%, 12/14/35	85	80,587
4.30%, 12/14/45	210	185,647
Voya Financial Inc.
3.65%, 06/15/26	44	43,437
4.70%, 01/23/48(a)	10	9,508
4.80%, 06/15/46	35	30,660
5.70%, 07/15/43	45	44,662
Western Union Co. (The)
1.35%, 03/15/26	60	57,863
2.75%, 03/15/31	25	21,611
6.20%, 11/17/36(c)	40	40,870
		17,645,252
Electric — 0.5%
AEP Texas Inc.
3.45%, 05/15/51	45	30,924
3.80%, 10/01/47	50	37,196
4.70%, 05/15/32	60	58,407
5.40%, 06/01/33	50	50,305
5.45%, 05/15/29	65	66,604
5.70%, 05/15/34	40	40,820
Series H, 3.45%, 01/15/50	5	3,483
Series I, 2.10%, 07/01/30	5	4,349
American Transmission Systems Inc.
2.65%, 01/15/32(b)	65	56,010
5.00%, 09/01/44(b)	45	42,242
Atlantic City Electric Co., 4.00%, 10/15/28	55	54,080
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	$55	$43,840
3.95%, 03/01/48	50	39,810
4.50%, 04/01/44	40	35,536
4.95%, 04/01/33	50	49,691
5.20%, 10/01/28	20	20,423
Series AA, 3.00%, 02/01/27	10	9,740
Series AC, 4.25%, 02/01/49	40	33,189
Series AD, 2.90%, 07/01/50	55	35,458
Series AE, 2.35%, 04/01/31	55	48,141
Series AF, 3.35%, 04/01/51	70	49,465
Series AG, 3.00%, 03/01/32	30	26,618
Series ai., 4.45%, 10/01/32	50	48,568
Series K2, 6.95%, 03/15/33	15	16,849
Series Z, 2.40%, 09/01/26	15	14,574
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	55	52,853
4.55%, 11/15/30(b)	35	34,124
Commonwealth Edison Co.
3.00%, 03/01/50	45	29,645
3.65%, 06/15/46	125	95,667
3.70%, 03/01/45	5	3,914
4.00%, 03/01/48	105	83,880
5.30%, 02/01/53	70	67,474
5.65%, 06/01/54	30	30,347
5.90%, 03/15/36	185	195,379
6.45%, 01/15/38	50	55,430
Series 122, 2.95%, 08/15/27	20	19,312
Series 130, 3.13%, 03/15/51	55	36,710
Series 133, 3.85%, 03/15/52	60	45,870
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	21,545
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	40	37,563
4.55%, 04/01/49(b)	40	34,646
5.45%, 07/15/44(b)	50	49,126
ITC Holdings Corp.
2.95%, 05/14/30(b)	66	60,079
3.25%, 06/30/26	50	49,074
3.35%, 11/15/27	65	62,917
4.95%, 09/22/27(b)	75	75,436
5.30%, 07/01/43	25	23,829
5.65%, 05/09/34(b)	35	35,853
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	40	34,572
5.10%, 01/15/35(b)	10	9,917
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	55	54,104
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	15	14,354
2.40%, 03/15/30	5	4,496
2.75%, 04/15/32	5	4,381
3.40%, 02/07/28	75	72,778
3.70%, 03/15/29	20	19,367
3.90%, 11/01/28	20	19,554
4.02%, 11/01/32	65	61,437
4.30%, 03/15/49	31	25,865
4.40%, 11/01/48	25	21,078
4.80%, 02/05/27	5	5,038
4.80%, 03/15/28	140	141,216
5.05%, 09/15/28	50	50,801
Security	Par (000)	Value
Electric (continued)
5.10%, 05/06/27	$95	$96,177
5.15%, 06/15/29	15	15,303
5.25%, 04/20/46(a)	55	54,287
5.60%, 11/13/26	10	10,181
5.80%, 01/15/33	100	104,720
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	50	52,002
Series C, 8.00%, 03/01/32	10	11,837
Ohio Power Co.
4.00%, 06/01/49	40	30,891
4.15%, 04/01/48	65	51,948
Series P, 2.60%, 04/01/30	45	40,558
Series Q, 1.63%, 01/15/31	50	41,694
Series R, 2.90%, 10/01/51	75	46,591
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	90	90,431
Potomac Electric Power Co.
4.15%, 03/15/43	117	99,426
5.20%, 03/15/34	15	15,133
5.50%, 03/15/54	5	4,989
6.50%, 11/15/37	5	5,598
PPL Electric Utilities Corp.
3.00%, 10/01/49	50	33,847
3.95%, 06/01/47	35	28,623
4.13%, 06/15/44	35	29,861
4.15%, 06/15/48	45	37,667
5.00%, 05/15/33	60	60,476
5.25%, 05/15/53	55	53,906
6.25%, 05/15/39	25	27,882
Toledo Edison Co. (The), 6.15%, 05/15/37	15	16,155
		3,716,136
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	50	43,247
Energizer Holdings Inc.
4.38%, 03/31/29(b)	45	42,123
4.75%, 06/15/28(b)	40	38,542
6.50%, 12/31/27(b)(c)	20	20,261
EnerSys
4.38%, 12/15/27(b)	20	19,372
6.63%, 01/15/32(b)	20	20,631
WESCO Distribution Inc.
6.38%, 03/15/29(b)	65	66,194
6.38%, 03/15/33(b)	15	15,134
6.63%, 03/15/32(b)	55	56,188
7.25%, 06/15/28(b)	90	91,534
		413,226
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	32	30,370
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	35	34,048
5.41%, 07/01/32	50	50,868
5.60%, 05/29/34	50	50,816
Amphenol Corp.
2.20%, 09/15/31	65	55,751
2.80%, 02/15/30	115	105,637
4.35%, 06/01/29	50	49,598
5.00%, 01/15/35	50	50,061
5.05%, 04/05/27	20	20,246
5.25%, 04/05/34	60	61,151
Arrow Electronics Inc.
3.88%, 01/12/28	30	29,200
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.88%, 04/10/34	$55	$55,983
Atkore Inc., 4.25%, 06/01/31(b)	30	26,632
Avnet Inc.
3.00%, 05/15/31	35	30,488
4.63%, 04/15/26	30	29,955
Coherent Corp., 5.00%, 12/15/29(b)	70	67,559
Flex Ltd.
4.88%, 06/15/29	41	40,830
4.88%, 05/12/30	55	54,530
Fortive Corp., 4.30%, 06/15/46	47	39,345
Hubbell Inc.
2.30%, 03/15/31	17	14,793
3.15%, 08/15/27	40	38,656
3.35%, 03/01/26	20	19,740
3.50%, 02/15/28	32	30,998
Jabil Inc.
1.70%, 04/15/26	77	74,429
3.00%, 01/15/31	45	40,247
3.60%, 01/15/30	50	46,932
3.95%, 01/12/28	37	36,186
Keysight Technologies Inc.
3.00%, 10/30/29	67	61,944
4.60%, 04/06/27	70	70,033
Sensata Technologies BV
4.00%, 04/15/29(b)	70	65,101
5.88%, 09/01/30(b)	35	34,570
Sensata Technologies Inc.
3.75%, 02/15/31(b)	50	44,294
4.38%, 02/15/30(b)	30	27,972
6.63%, 07/15/32(b)	35	35,589
TD SYNNEX Corp.
1.75%, 08/09/26	80	76,722
6.10%, 04/12/34	40	41,939
Trimble Inc.
4.90%, 06/15/28	82	82,321
6.10%, 03/15/33	60	63,320
TTM Technologies Inc., 4.00%, 03/01/29(b)	30	28,098
Tyco Electronics Group SA
2.50%, 02/04/32	20	17,374
3.13%, 08/15/27	75	72,686
7.13%, 10/01/37	20	23,369
Vontier Corp.
1.80%, 04/01/26	69	66,728
2.40%, 04/01/28	40	37,003
2.95%, 04/01/31	58	50,571
		2,084,683
Engineering & Construction — 0.1%
Arcosa Inc.
4.38%, 04/15/29(b)	30	28,375
6.88%, 08/15/32(b)	40	40,941
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(b)	25	25,414
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	50	39,440
Dycom Industries Inc., 4.50%, 04/15/29(b)	35	33,182
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	25	22,913
INNOVATE Corp., 8.50%, 02/01/26(b)	20	18,957
Jacobs Engineering Group Inc., 6.35%, 08/18/28	25	26,231
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(b)	95	94,017
Security	Par (000)	Value
Engineering & Construction (continued)
TopBuild Corp.
3.63%, 03/15/29(b)	$25	$23,178
4.13%, 02/15/32(b)	35	31,584
Tutor Perini Corp., 11.88%, 04/30/29(b)	30	33,152
		417,384
Entertainment — 0.3%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	35	33,956
5.38%, 04/15/27	35	34,740
6.50%, 10/01/28	20	20,179
Cinemark USA Inc.
5.25%, 07/15/28(b)(c)	55	53,846
7.00%, 08/01/32(b)	35	35,790
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(b)	40	36,936
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	30	28,742
4.75%, 10/15/27(b)	60	58,604
6.50%, 05/15/27(b)	80	81,312
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	35	34,432
Motion Bondco DAC, 6.63%, 11/15/27(b)	30	29,462
Motion Finco SARL, 8.38%, 02/15/32(b)	25	25,594
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	50	48,504
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(b)	35	34,849
7.25%, 05/15/31(b)	50	51,558
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	55	56,347
Vail Resorts Inc., 6.50%, 05/15/32(b)	40	40,858
Warnermedia Holdings Inc.
3.76%, 03/15/27	215	209,868
4.05%, 03/15/29	155	147,264
4.28%, 03/15/32	245	219,879
5.05%, 03/15/42	295	244,274
5.14%, 03/15/52	475	367,201
5.39%, 03/15/62	190	145,020
WMG Acquisition Corp.
3.00%, 02/15/31(b)(c)	55	49,005
3.75%, 12/01/29(b)	45	41,808
3.88%, 07/15/30(b)	55	50,878
		2,180,906
Environmental Control — 0.3%
Republic Services Inc.
1.45%, 02/15/31	75	62,193
1.75%, 02/15/32	107	88,077
2.30%, 03/01/30	89	79,838
2.38%, 03/15/33	35	29,065
2.90%, 07/01/26	90	88,327
3.05%, 03/01/50	35	24,335
3.38%, 11/15/27	78	75,962
3.95%, 05/15/28	38	37,415
4.88%, 04/01/29	60	60,594
5.00%, 04/01/34	90	90,061
5.70%, 05/15/41	20	20,549
6.20%, 03/01/40	15	16,368
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Reworld Holding Corp.
4.88%, 12/01/29(b)	$47	$44,288
5.00%, 09/01/30	30	28,032
Veralto Corp.
5.35%, 09/18/28	20	20,486
5.45%, 09/18/33	40	41,076
5.50%, 09/18/26	100	101,331
Waste Connections Inc.
2.20%, 01/15/32	50	42,241
2.60%, 02/01/30	70	63,685
2.95%, 01/15/52	55	35,645
3.05%, 04/01/50	35	23,796
3.20%, 06/01/32	50	44,660
3.50%, 05/01/29	60	57,619
4.20%, 01/15/33	80	75,849
4.25%, 12/01/28	35	34,664
5.00%, 03/01/34	5	4,984
Waste Management Inc.
1.15%, 03/15/28	110	100,117
1.50%, 03/15/31	67	56,071
2.00%, 06/01/29	50	45,290
2.50%, 11/15/50	37	22,376
3.15%, 11/15/27	64	62,050
4.10%, 03/01/45	65	55,442
4.15%, 04/15/32	80	77,085
4.15%, 07/15/49	50	42,019
4.88%, 02/15/29	90	91,481
4.88%, 02/15/34	110	110,090
4.95%, 07/03/27	60	60,786
4.95%, 03/15/35	115	115,004
5.35%, 10/15/54	100	99,230
		2,228,181
Food — 0.8%
B&G Foods Inc.
5.25%, 09/15/27(c)	35	32,978
8.00%, 09/15/28(b)	55	56,185
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(d)	200	213,441
Cencosud SA, 4.38%, 07/17/27(d)	200	196,855
Conagra Brands Inc.
1.38%, 11/01/27	100	91,543
4.85%, 11/01/28	121	121,034
5.30%, 11/01/38	83	79,823
5.40%, 11/01/48	50	46,542
7.00%, 10/01/28	10	10,688
8.25%, 09/15/30	45	51,823
Flowers Foods Inc.
2.40%, 03/15/31	45	38,785
3.50%, 10/01/26	20	19,634
General Mills Inc.
2.25%, 10/14/31	60	51,206
2.88%, 04/15/30	80	73,176
3.00%, 02/01/51	65	42,677
3.20%, 02/10/27	75	73,200
4.15%, 02/15/43	20	16,820
4.20%, 04/17/28	111	109,887
4.70%, 01/30/27	65	65,226
4.70%, 04/17/48	50	44,292
4.95%, 03/29/33	60	59,668
5.40%, 06/15/40	32	31,822
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(d)	200	154,497
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
1.70%, 06/03/28	$50	$45,877
1.80%, 06/11/30	90	78,227
3.05%, 06/03/51	75	50,581
4.80%, 03/30/27	55	55,451
Ingredion Inc.
2.90%, 06/01/30	70	63,927
3.20%, 10/01/26	57	55,774
3.90%, 06/01/50	25	19,147
J.M. Smucker Co. (The)
2.13%, 03/15/32	35	29,056
2.38%, 03/15/30	60	53,774
3.38%, 12/15/27	55	53,470
4.25%, 03/15/35	60	55,605
4.38%, 03/15/45	55	46,708
5.90%, 11/15/28	55	57,540
6.20%, 11/15/33	70	74,831
6.50%, 11/15/53(c)	65	71,755
Kellanova
3.25%, 04/01/26	105	103,648
3.40%, 11/15/27	40	38,887
4.30%, 05/15/28	70	69,581
5.75%, 05/16/54	10	10,352
Series B, 7.45%, 04/01/31	50	56,594
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	55	51,266
4.38%, 01/31/32(b)	45	41,293
4.88%, 05/15/28(b)	35	34,270
McCormick & Co. Inc./MD
1.85%, 02/15/31	40	33,758
2.50%, 04/15/30	60	53,772
3.40%, 08/15/27	85	82,896
4.20%, 08/15/47	47	39,408
Nestle Holdings Inc.
1.00%, 09/15/27(b)	300	276,643
1.25%, 09/15/30(b)	300	253,335
4.00%, 09/24/48(b)	200	164,749
Post Holdings Inc.
4.50%, 09/15/31(b)	70	63,904
4.63%, 04/15/30(b)	105	98,488
5.50%, 12/15/29(b)	85	83,285
6.25%, 02/15/32(b)	65	65,559
6.25%, 10/15/34(b)	45	44,791
6.38%, 03/01/33(b)	75	74,829
Smithfield Foods Inc.
2.63%, 09/13/31(b)	60	51,124
3.00%, 10/15/30(b)	15	13,341
4.25%, 02/01/27(b)	110	108,028
5.20%, 04/01/29(b)	20	19,897
Sysco Corp.
3.15%, 12/14/51	60	39,670
3.25%, 07/15/27	150	145,737
5.40%, 03/23/35	80	81,274
5.75%, 01/17/29	100	103,821
6.60%, 04/01/40	100	111,297
6.60%, 04/01/50	100	111,326
The Campbell's Co.
2.38%, 04/24/30	80	71,209
3.13%, 04/24/50	20	13,464
4.15%, 03/15/28	75	73,980
4.80%, 03/15/48	70	62,510
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.20%, 03/21/29	$45	$45,724
5.25%, 10/13/54	55	51,158
5.40%, 03/21/34	55	55,880
TreeHouse Foods Inc., 4.00%, 09/01/28	37	33,902
U.S. Foods Inc.
4.63%, 06/01/30(b)	35	33,383
4.75%, 02/15/29(b)	55	53,228
5.75%, 04/15/33(b)	50	49,164
6.88%, 09/15/28(b)	35	36,116
7.25%, 01/15/32(b)	35	36,574
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	35	34,735
		5,671,375
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	80	78,587
Sodexo Inc.
1.63%, 04/16/26(b)	165	159,593
2.72%, 04/16/31(b)	10	8,754
		246,934
Forest Products & Paper — 0.1%
Glatfelter Corp., 4.75%, 11/15/29(b)	35	31,802
International Paper Co.
4.35%, 08/15/48	59	49,288
4.40%, 08/15/47	49	40,988
4.80%, 06/15/44	38	34,214
5.00%, 09/15/35	30	29,815
5.15%, 05/15/46	40	37,289
6.00%, 11/15/41	55	57,417
Inversiones CMPC SA, 6.13%, 06/23/33(d)	200	203,959
Magnera Corp., 7.25%, 11/15/31(b)	60	60,284
		545,056
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28	5	4,990
Regal Rexnord Corp.
6.05%, 04/15/28	85	86,923
6.30%, 02/15/30	85	88,401
6.40%, 04/15/33	115	119,381
Snap-on Inc.
3.10%, 05/01/50	40	27,564
3.25%, 03/01/27	22	21,495
4.10%, 03/01/48	25	20,780
Stanley Black & Decker Inc.
2.30%, 03/15/30	90	79,480
2.75%, 11/15/50(c)	65	38,536
3.00%, 05/15/32	35	30,722
3.40%, 03/01/26	37	36,585
4.25%, 11/15/28	20	19,765
4.85%, 11/15/48	35	30,429
5.20%, 09/01/40	21	20,330
6.27%, 03/06/26	15	15,002
		640,383
Health Care - Products — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30	65	57,046
2.30%, 03/12/31	95	82,473
2.75%, 09/15/29	55	50,695
3.05%, 09/22/26	50	48,885
4.75%, 09/09/34	40	38,964
Alcon Finance Corp.
2.60%, 05/27/30(b)	55	49,455
3.00%, 09/23/29(b)	75	69,779
Security	Par (000)	Value
Health Care - Products (continued)
3.80%, 09/23/49(b)	$75	$56,908
5.75%, 12/06/52(b)	10	10,138
Avantor Funding Inc.
3.88%, 11/01/29(b)	55	50,969
4.63%, 07/15/28(b)	105	101,622
Danaher Corp.
2.60%, 10/01/50	85	52,507
2.80%, 12/10/51	45	28,650
4.38%, 09/15/45	40	35,249
Dentsply Sirona Inc., 3.25%, 06/01/30	85	76,328
DH Europe Finance II SARL
2.60%, 11/15/29	75	68,845
3.25%, 11/15/39	60	47,909
3.40%, 11/15/49	87	63,453
Embecta Corp.
5.00%, 02/15/30(b)(c)	32	29,479
6.75%, 02/15/30(b)	15	14,310
GE HealthCare Technologies Inc.
4.80%, 08/14/29	85	85,169
5.65%, 11/15/27	110	112,899
5.91%, 11/22/32	115	121,591
6.38%, 11/22/52	95	105,482
Hologic Inc.
3.25%, 02/15/29(b)	65	60,104
4.63%, 02/01/28(b)	30	29,357
Neogen Food Safety Corp., 8.63%, 07/20/30(b)(c)	25	26,551
Revvity Inc.
1.90%, 09/15/28	30	27,332
2.25%, 09/15/31	50	42,206
2.55%, 03/15/31	22	19,060
3.30%, 09/15/29	53	49,696
3.63%, 03/15/51	38	27,090
Stryker Corp.
1.95%, 06/15/30	145	126,827
3.50%, 03/15/26	110	108,898
4.10%, 04/01/43	10	8,505
4.25%, 09/11/29	90	88,664
4.63%, 03/15/46	95	85,646
4.70%, 02/10/28	100	100,596
5.20%, 02/10/35	150	152,231
Teleflex Inc.
4.25%, 06/01/28(b)	35	33,571
4.63%, 11/15/27	35	34,330
Varex Imaging Corp., 7.88%, 10/15/27(b)	19	19,526
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	95	82,778
4.45%, 08/15/45	5	4,358
5.20%, 09/15/34(c)	10	10,007
		2,596,138
Health Care - Services — 1.1%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	30	27,994
5.50%, 07/01/28(b)	30	28,921
AHP Health Partners Inc., 5.75%, 07/15/29(b)	20	19,015
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	35	32,695
4.00%, 03/15/31(b)	35	31,696
4.25%, 05/01/28(b)	35	33,699
DaVita Inc.
3.75%, 02/15/31(b)	100	87,734
4.63%, 06/01/30(b)	195	180,888
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.88%, 09/01/32(b)	$70	$71,149
Elevance Health Inc.
2.25%, 05/15/30	115	101,917
2.55%, 03/15/31	105	92,388
2.88%, 09/15/29	85	78,745
3.13%, 05/15/50	65	42,919
3.60%, 03/15/51	105	75,281
3.65%, 12/01/27	131	128,259
3.70%, 09/15/49	30	21,991
4.10%, 03/01/28	145	143,159
4.10%, 05/15/32	20	18,904
4.38%, 12/01/47	105	87,224
4.55%, 03/01/48	75	63,504
4.55%, 05/15/52	25	20,968
4.63%, 05/15/42	55	48,906
4.65%, 01/15/43	65	57,762
4.65%, 08/15/44	55	48,596
4.75%, 02/15/33	95	93,000
4.95%, 11/01/31	15	15,005
5.13%, 02/15/53	90	82,360
5.20%, 02/15/35	210	210,036
5.38%, 06/15/34	90	91,201
5.50%, 10/15/32	60	61,810
5.65%, 06/15/54	75	73,419
5.70%, 02/15/55	125	123,438
5.85%, 11/01/64	75	74,530
6.10%, 10/15/52	65	67,497
6.38%, 06/15/37	20	21,590
Encompass Health Corp.
4.50%, 02/01/28	57	55,671
4.63%, 04/01/31	25	23,533
4.75%, 02/01/30	55	53,291
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	40	40,280
HCA Inc.
2.38%, 07/15/31	85	72,392
3.13%, 03/15/27	65	63,031
3.38%, 03/15/29	70	66,051
3.50%, 09/01/30	130	120,712
3.50%, 07/15/51	95	63,975
3.63%, 03/15/32	120	108,460
4.13%, 06/15/29	120	116,421
4.38%, 03/15/42	40	33,505
4.50%, 02/15/27	123	122,504
4.63%, 03/15/52	135	110,272
5.00%, 03/01/28	110	110,903
5.13%, 06/15/39	85	79,728
5.20%, 06/01/28	45	45,504
5.25%, 06/15/26	150	150,602
5.25%, 06/15/49	130	117,140
5.38%, 09/01/26	145	145,869
5.45%, 04/01/31	150	152,569
5.45%, 09/15/34	105	104,569
5.50%, 06/01/33	80	80,722
5.50%, 06/15/47	95	89,042
5.60%, 04/01/34	105	105,887
5.63%, 09/01/28	105	107,237
5.75%, 03/01/35	120	122,336
5.88%, 02/01/29	70	72,153
5.90%, 06/01/53	65	63,458
5.95%, 09/15/54	100	98,533
6.00%, 04/01/54	90	89,176
Security	Par (000)	Value
Health Care - Services (continued)
6.10%, 04/01/64	$40	$39,268
6.20%, 03/01/55	150	152,732
HealthEquity Inc., 4.50%, 10/01/29(b)	40	37,978
Humana Inc.
1.35%, 02/03/27	115	108,001
2.15%, 02/03/32	85	69,628
3.13%, 08/15/29	60	55,814
3.70%, 03/23/29	105	100,464
3.95%, 03/15/27	58	57,177
3.95%, 08/15/49	35	26,099
4.63%, 12/01/42	37	31,616
4.80%, 03/15/47	20	17,063
4.88%, 04/01/30	67	66,754
4.95%, 10/01/44	65	56,757
5.38%, 04/15/31	110	111,035
5.50%, 03/15/53	60	55,185
5.75%, 03/01/28	15	15,408
5.75%, 04/15/54	60	57,164
5.95%, 03/15/34	60	61,763
ICON Investments Six DAC, 5.85%, 05/08/29	5	5,154
IQVIA Inc.
5.00%, 10/15/26(b)	60	59,647
5.00%, 05/15/27(b)	60	59,406
6.25%, 02/01/29	90	94,045
6.50%, 05/15/30(b)	35	35,805
Molina Healthcare Inc.
3.88%, 11/15/30(b)	45	40,539
3.88%, 05/15/32(b)	50	43,986
4.38%, 06/15/28(b)	55	52,684
6.25%, 01/15/33(b)	50	49,466
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	25	24,181
Quest Diagnostics Inc.
2.80%, 06/30/31	30	26,669
2.95%, 06/30/30	111	101,705
3.45%, 06/01/26	75	74,059
4.20%, 06/30/29	55	54,108
4.63%, 12/15/29	25	24,885
4.70%, 03/30/45	25	22,525
5.00%, 12/15/34	60	59,334
6.40%, 11/30/33	50	54,532
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)(c)	55	55,024
		7,301,386
Holding Companies - Diversified — 0.0%
Abu Dhabi Developmental Holding Co. PJSC, 5.38%, 05/08/29(d)	200	204,484
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(b)(c)	25	23,154
5.25%, 04/15/29(b)	70	67,792
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	40	40,050
		335,480
Home Builders — 0.2%
Beazer Homes USA Inc.
5.88%, 10/15/27	20	19,991
7.25%, 10/15/29	20	20,292
7.50%, 03/15/31(b)	20	20,037
Century Communities Inc.
3.88%, 08/15/29(b)	35	31,918
6.75%, 06/01/27	35	35,015
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
DR Horton Inc.
1.40%, 10/15/27	$25	$23,081
5.00%, 10/15/34	15	14,819
Installed Building Products Inc., 5.75%, 02/01/28(b)	20	19,767
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(b)	40	43,615
KB Home
4.00%, 06/15/31	25	22,764
4.80%, 11/15/29	20	19,394
6.88%, 06/15/27	20	20,517
7.25%, 07/15/30(c)	25	25,908
LGI Homes Inc.
4.00%, 07/15/29(b)	20	18,103
7.00%, 11/15/32(b)	30	29,752
8.75%, 12/15/28(b)	25	26,391
M/I Homes Inc.
3.95%, 02/15/30	20	18,387
4.95%, 02/01/28	30	29,365
MDC Holdings Inc.
2.50%, 01/15/31	30	26,153
3.85%, 01/15/30	40	37,942
3.97%, 08/06/61(c)	20	15,749
6.00%, 01/15/43	45	45,333
Meritage Homes Corp.
3.88%, 04/15/29(b)	35	33,501
5.13%, 06/06/27	45	45,140
NVR Inc., 3.00%, 05/15/30	84	76,463
PulteGroup Inc.
5.00%, 01/15/27	45	45,283
6.00%, 02/15/35	41	42,826
6.38%, 05/15/33	40	42,800
7.88%, 06/15/32	40	46,165
Taylor Morrison Communities Inc.
5.13%, 08/01/30(b)	30	29,138
5.75%, 01/15/28(b)	35	35,001
5.88%, 06/15/27(b)	35	35,358
Thor Industries Inc., 4.00%, 10/15/29(b)	35	32,298
Toll Brothers Finance Corp.
4.35%, 02/15/28	5	4,938
4.88%, 03/15/27	5	5,008
Tri Pointe Homes Inc.
5.25%, 06/01/27	20	19,713
5.70%, 06/15/28	25	24,828
Winnebago Industries Inc., 6.25%, 07/15/28(b)	12	11,986
		1,094,739
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	15	14,334
3.50%, 11/15/51	40	25,196
4.40%, 03/15/29	52	49,652
Tempur Sealy International Inc.
3.88%, 10/15/31(b)	55	48,676
4.00%, 04/15/29(b)	50	46,593
Whirlpool Corp.
2.40%, 05/15/31	55	46,196
4.50%, 06/01/46	45	34,757
4.60%, 05/15/50	25	19,200
4.70%, 05/14/32	40	37,675
4.75%, 02/26/29(c)	30	29,568
5.50%, 03/01/33	25	24,584
Security	Par (000)	Value
Home Furnishings (continued)
5.75%, 03/01/34(c)	$10	$9,875
		386,306
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	40	36,850
Avery Dennison Corp.
2.25%, 02/15/32	75	62,818
2.65%, 04/30/30	18	16,252
4.88%, 12/06/28	45	45,282
5.75%, 03/15/33	15	15,570
Church & Dwight Co. Inc.
2.30%, 12/15/31	10	8,591
3.15%, 08/01/27	80	77,881
3.95%, 08/01/47	65	52,087
5.00%, 06/15/52	15	14,077
5.60%, 11/15/32	15	15,662
Clorox Co. (The)
1.80%, 05/15/30	95	82,461
3.10%, 10/01/27	40	38,665
3.90%, 05/15/28	60	58,922
4.60%, 05/01/32	20	19,700
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	30	24,510
4.75%, 10/15/46(b)	45	39,771
4.80%, 09/01/40(b)	25	23,197
		632,296
Housewares — 0.0%
Newell Brands Inc.
5.70%, 04/01/26	78	77,943
6.38%, 09/15/27(c)	35	35,399
6.38%, 05/15/30	50	49,860
6.63%, 09/15/29	35	35,666
6.63%, 05/15/32(c)	35	34,818
6.88%, 04/01/36(c)	30	29,920
7.00%, 04/01/46	45	40,669
		304,275
Insurance — 2.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	55	64,761
Aflac Inc.
1.13%, 03/15/26	20	19,320
2.88%, 10/15/26	50	48,766
3.60%, 04/01/30	113	107,795
4.00%, 10/15/46	25	20,361
4.75%, 01/15/49	60	53,705
AIA Group Ltd.
3.20%, 09/16/40(b)	205	159,044
3.38%, 04/07/30(b)	20	18,972
3.60%, 04/09/29(b)	200	193,799
5.38%, 04/05/34(b)	200	205,141
5.40%, 09/30/54(b)	25	24,356
American International Group Inc.
4.20%, 04/01/28	10	9,867
4.38%, 06/30/50	75	63,951
4.50%, 07/16/44	25	22,114
4.75%, 04/01/48	90	81,468
5.13%, 03/27/33	50	50,346
Aon Corp.
3.75%, 05/02/29	50	48,287
4.50%, 12/15/28	40	39,871
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	70	59,405
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.85%, 05/28/27	$95	$91,825
3.90%, 02/28/52	185	141,254
5.00%, 09/12/32	45	45,116
5.35%, 02/28/33	65	66,243
Aon Global Ltd.
4.60%, 06/14/44	65	57,053
4.75%, 05/15/45	40	35,569
Aon North America Inc.
5.13%, 03/01/27	80	80,855
5.15%, 03/01/29	85	86,405
5.45%, 03/01/34	120	122,737
5.75%, 03/01/54	100	101,634
Arch Capital Finance LLC
4.01%, 12/15/26	35	34,754
5.03%, 12/15/46	29	26,725
Arch Capital Group Ltd.
3.64%, 06/30/50	85	62,611
7.35%, 05/01/34	20	23,080
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	37,688
Arthur J Gallagher & Co.
2.40%, 11/09/31	20	17,098
3.50%, 05/20/51	70	50,065
4.60%, 12/15/27	120	120,144
5.15%, 02/15/35	155	154,255
5.45%, 07/15/34	105	106,729
5.50%, 03/02/33	80	81,899
5.75%, 03/02/53	60	60,148
5.75%, 07/15/54	20	20,216
6.50%, 02/15/34	5	5,456
6.75%, 02/15/54	45	50,990
Assurant Inc.
2.65%, 01/15/32	25	21,200
3.70%, 02/22/30	20	18,747
4.90%, 03/27/28	70	70,426
7.00%, 03/27/48(a)	30	30,564
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	80	72,120
6.13%, 09/15/28	55	57,662
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(a)(b)(f)	30	32,336
Axis Specialty Finance LLC, 4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	10	9,431
Axis Specialty Finance PLC, 4.00%, 12/06/27	35	34,420
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	50	51,127
Brown & Brown Inc.
2.38%, 03/15/31	25	21,494
4.20%, 03/17/32	40	37,747
4.95%, 03/17/52	65	57,219
Chubb Corp. (The)
6.00%, 05/11/37	35	37,874
Series 1, 6.50%, 05/15/38	35	39,436
Chubb INA Holdings LLC
1.38%, 09/15/30	105	88,844
2.85%, 12/15/51	45	29,396
3.05%, 12/15/61	95	59,743
3.35%, 05/03/26	185	182,864
4.15%, 03/13/43	35	30,042
4.35%, 11/03/45	65	56,730
4.65%, 08/15/29	30	30,149
5.00%, 03/15/34	80	80,196
Security	Par (000)	Value
Insurance (continued)
6.70%, 05/15/36	$35	$39,740
CNO Financial Group Inc.
5.25%, 05/30/29	40	40,130
6.45%, 06/15/34	55	58,183
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%(a)(b)(f)	50	49,238
Empower Finance 2020 LP
1.36%, 09/17/27(b)	45	41,412
1.78%, 03/17/31(b)	105	88,590
3.08%, 09/17/51(b)	65	42,621
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	130	82,158
3.50%, 10/15/50	35	24,367
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	105	107,832
6.10%, 03/15/55(b)	50	50,659
6.35%, 03/22/54	60	62,677
First American Financial Corp., 5.45%, 09/30/34	35	34,606
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	10	9,095
Globe Life Inc., 5.85%, 09/15/34	80	81,965
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	60	58,733
4.58%, 05/17/48(b)	20	17,449
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	75	62,106
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	55	48,328
4.50%, 04/15/26	80	79,846
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	35	22,778
3.60%, 08/19/49	41	31,015
4.30%, 04/15/43	30	26,030
4.40%, 03/15/48	50	43,245
5.95%, 10/15/36	15	15,793
6.10%, 10/01/41	40	41,990
Jackson Financial Inc.
3.13%, 11/23/31	95	83,228
4.00%, 11/23/51	60	42,645
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	35	26,152
3.95%, 05/15/60(b)	70	49,210
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	31	29,558
4.30%, 02/01/61(b)	50	31,889
4.57%, 02/01/29(b)	20	19,806
5.50%, 06/15/52(b)	120	113,883
7.80%, 03/07/87(b)	25	28,015
Lincoln National Corp.
3.05%, 01/15/30	65	59,845
3.40%, 01/15/31	60	55,143
3.40%, 03/01/32	10	8,989
3.63%, 12/12/26	45	44,281
3.80%, 03/01/28	26	25,365
4.35%, 03/01/48	30	24,244
4.38%, 06/15/50	29	23,568
5.85%, 03/15/34	25	25,907
6.30%, 10/09/37	5	5,347
7.00%, 06/15/40	55	62,260
Markel Group Inc.
3.45%, 05/07/52	120	82,922
4.30%, 11/01/47	60	48,862
5.00%, 05/20/49	100	90,111
Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	$101	$88,799
2.38%, 12/15/31	25	21,422
3.75%, 03/14/26	81	80,435
4.20%, 03/01/48	70	58,679
4.35%, 01/30/47	45	38,869
4.38%, 03/15/29	145	144,020
4.55%, 11/08/27	40	40,048
4.75%, 03/15/39	85	81,394
4.90%, 03/15/49	97	89,379
5.00%, 03/15/35	15	14,936
5.35%, 11/15/44	15	14,929
5.40%, 03/15/55	130	128,013
5.45%, 03/15/54	110	108,859
5.70%, 09/15/53	60	61,985
5.75%, 11/01/32	25	26,321
5.88%, 08/01/33	75	79,926
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	200	124,641
3.73%, 10/15/70(b)	10	6,785
4.90%, 04/01/77(b)	15	12,695
MassMutual Global Funding II
2.15%, 03/09/31(b)	95	82,648
2.35%, 01/14/27(b)	40	38,602
4.50%, 04/10/26(b)	220	220,556
5.05%, 12/07/27(b)	15	15,261
5.05%, 06/14/28(b)	205	208,819
5.10%, 04/09/27(b)	205	207,964
5.15%, 05/30/29(b)	10	10,243
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)	65	64,873
5.80%, 09/11/54, (5-year CMT + 3.033%)(a)(b)	200	200,602
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	95	79,849
1.88%, 01/11/27(b)	155	147,959
2.40%, 01/11/32(b)	35	30,028
2.95%, 04/09/30(b)	160	147,252
3.00%, 09/19/27(b)	155	149,595
3.30%, 03/21/29(b)	30	28,573
3.45%, 12/18/26(b)	135	132,794
4.30%, 08/25/29(b)	20	19,715
4.85%, 01/08/29(b)	175	176,665
5.05%, 01/06/28(b)	10	10,157
5.15%, 03/28/33(b)	155	156,313
MGIC Investment Corp., 5.25%, 08/15/28	50	49,414
New York Life Global Funding
1.20%, 08/07/30(b)	55	46,195
1.85%, 08/01/31(b)	10	8,478
3.25%, 04/07/27(b)	10	9,781
3.90%, 10/01/27(b)	55	54,353
4.55%, 01/28/33(b)	190	185,006
4.85%, 01/09/28(b)(c)	105	106,170
4.90%, 04/02/27(b)	105	106,308
4.90%, 06/13/28(b)	150	152,036
5.00%, 01/09/34(b)	90	90,561
5.35%, 01/23/35(b)	100	102,711
5.45%, 09/18/26(b)	85	86,449
New York Life Insurance Co.
3.75%, 05/15/50(b)	115	86,813
4.45%, 05/15/69(b)	70	56,062
Security	Par (000)	Value
Insurance (continued)
5.88%, 05/15/33(b)	$60	$63,322
6.75%, 11/15/39(b)	25	28,458
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(a)(b)	200	172,596
5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)	200	204,234
Old Republic International Corp.
3.88%, 08/26/26	60	59,304
5.75%, 03/28/34	20	20,521
Pricoa Global Funding I, 1.20%, 09/01/26(b)	35	33,407
Primerica Inc., 2.80%, 11/19/31	45	39,128
Principal Financial Group Inc.
2.13%, 06/15/30	75	65,858
3.10%, 11/15/26	50	48,862
3.70%, 05/15/29	50	48,151
4.30%, 11/15/46	40	34,299
4.35%, 05/15/43	32	28,142
4.63%, 09/15/42	20	18,219
5.38%, 03/15/33	10	10,234
6.05%, 10/15/36	51	54,854
Principal Life Global Funding II
1.50%, 08/27/30(b)	45	38,019
1.63%, 11/19/30(b)	15	12,646
2.50%, 09/16/29(b)(c)	26	23,817
3.00%, 04/18/26(b)	85	83,632
4.80%, 01/09/28(b)	25	25,174
5.00%, 01/16/27(b)	45	45,418
Progressive Corp. (The)
2.45%, 01/15/27	70	67,674
3.20%, 03/26/30	65	61,050
3.70%, 01/26/45	40	31,672
3.95%, 03/26/50	40	32,045
4.00%, 03/01/29	47	46,179
4.13%, 04/15/47	67	55,619
4.20%, 03/15/48	40	33,671
4.35%, 04/25/44	35	30,607
6.25%, 12/01/32	73	79,783
Protective Life Corp.
3.40%, 01/15/30(b)	75	70,488
4.30%, 09/30/28(b)	80	79,415
Prudential Financial Inc.
1.50%, 03/10/26	60	58,244
2.10%, 03/10/30	94	84,045
3.00%, 03/10/40	55	41,792
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	45	40,363
3.70%, 03/13/51	95	71,483
3.88%, 03/27/28	55	54,096
3.91%, 12/07/47	75	59,286
3.94%, 12/07/49	107	83,805
4.35%, 02/25/50	75	63,229
4.42%, 03/27/48	45	38,456
4.60%, 05/15/44	70	63,092
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	85	80,998
5.70%, 12/14/36	67	70,741
5.70%, 09/15/48(a)	75	74,838
5.75%, 07/15/33	28	29,710
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	105	105,021
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	55	56,466
6.63%, 12/01/37	25	28,179
Prudential Funding Asia PLC, 3.63%, 03/24/32	65	60,090
Reinsurance Group of America Inc.
3.15%, 06/15/30	87	80,005
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.90%, 05/15/29	$73	$70,603
3.95%, 09/15/26	30	29,744
5.75%, 09/15/34	100	102,560
6.00%, 09/15/33	65	67,814
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	70	66,281
2.75%, 01/21/27(b)(c)	40	38,245
Ryan Specialty LLC, 5.88%, 08/01/32(b)	80	79,549
Selective Insurance Group Inc., 5.38%, 03/01/49	15	14,030
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)	195	193,458
Travelers Companies Inc. (The)
2.55%, 04/27/50	40	24,442
3.75%, 05/15/46	39	31,018
4.00%, 05/30/47	60	49,374
4.05%, 03/07/48	35	28,902
4.10%, 03/04/49	42	34,651
4.30%, 08/25/45	45	38,829
4.60%, 08/01/43	35	32,009
5.35%, 11/01/40	45	45,230
5.45%, 05/25/53	60	60,252
6.25%, 06/15/37	60	65,980
6.75%, 06/20/36	35	39,907
Travelers Property Casualty Corp., 6.38%, 03/15/33	30	33,367
Trinity Acquisition PLC, 4.40%, 03/15/26	70	69,757
Unum Group
4.13%, 06/15/51	70	54,243
6.00%, 06/15/54	25	25,680
Willis North America Inc.
2.95%, 09/15/29	103	95,180
3.88%, 09/15/49	49	37,100
4.50%, 09/15/28	57	56,635
4.65%, 06/15/27	80	80,096
5.05%, 09/15/48	35	31,839
5.35%, 05/15/33	65	65,833
5.90%, 03/05/54	50	50,454
XL Group Ltd., 5.25%, 12/15/43	30	29,065
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.777%)(a)(d)	200	173,060
		15,760,025
Internet — 0.4%
Booking Holdings Inc.
3.55%, 03/15/28	70	68,296
3.60%, 06/01/26	36	35,676
4.63%, 04/13/30	120	120,331
Cars.com Inc., 6.38%, 11/01/28(b)	30	29,840
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(b)	20	20,129
Cogent Communications Group LLC
3.50%, 05/01/26(b)	35	34,208
7.00%, 06/15/27(b)	30	30,267
eBay Inc.
1.40%, 05/10/26	75	72,366
2.60%, 05/10/31	75	66,097
2.70%, 03/11/30	75	68,200
3.60%, 06/05/27	77	75,468
3.65%, 05/10/51	65	47,802
4.00%, 07/15/42	70	57,319
Gen Digital Inc.
6.75%, 09/30/27(b)	60	61,119
7.13%, 09/30/30(b)(c)	45	46,360
Security	Par (000)	Value
Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	$55	$50,987
5.25%, 12/01/27(b)	40	39,641
GrubHub Holdings Inc., 5.50%, 07/01/27(b)(c)	35	32,567
Meituan
3.05%, 10/28/30(d)	200	182,512
4.63%, 10/02/29(d)	200	198,352
Prosus NV
3.26%, 01/19/27(d)	200	193,330
3.68%, 01/21/30(d)	200	183,663
4.99%, 01/19/52(d)	200	159,772
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(c)(f)	45	44,026
6.25%, (5-year CMT + 4.956%)(a)(b)(f)	65	60,167
8.13%, (a)(b)(f)	35	35,349
9.75%, 04/15/29(b)	135	148,515
11.25%, 02/15/27(b)	120	131,468
VeriSign Inc.
2.70%, 06/15/31	75	65,511
4.75%, 07/15/27	40	39,931
Wayfair LLC, 7.25%, 10/31/29(b)	55	55,826
Ziff Davis Inc., 4.63%, 10/15/30(b)	35	32,287
		2,487,382
Iron & Steel — 0.1%
Algoma Steel Inc., 9.13%, 04/15/29(b)	25	24,703
ATI Inc.
4.88%, 10/01/29	25	23,982
5.13%, 10/01/31	20	18,973
5.88%, 12/01/27	25	25,026
7.25%, 08/15/30	30	31,211
Carpenter Technology Corp.
6.38%, 07/15/28	30	30,098
7.63%, 03/15/30	20	20,679
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	25	23,297
4.88%, 03/01/31(b)	20	18,048
5.88%, 06/01/27	36	35,948
6.25%, 10/01/40	15	12,985
6.75%, 04/15/30(b)	50	50,032
6.88%, 11/01/29(b)	50	50,267
7.00%, 03/15/32(b)(c)	100	100,436
7.38%, 05/01/33(b)	65	65,363
Commercial Metals Co.
3.88%, 02/15/31	20	18,035
4.13%, 01/15/30	20	18,719
4.38%, 03/15/32	20	18,210
GUSAP III LP, 4.25%, 01/21/30(d)	200	190,018
Reliance Inc., 2.15%, 08/15/30	70	60,996
Steel Dynamics Inc.
1.65%, 10/15/27	60	55,747
3.25%, 01/15/31	25	22,972
3.25%, 10/15/50	20	13,756
3.45%, 04/15/30	30	28,223
5.00%, 12/15/26	65	65,073
		1,022,797
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	25	26,095
Brunswick Corp.
2.40%, 08/18/31	35	29,109
4.40%, 09/15/32(c)	25	23,128
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
5.10%, 04/01/52	$35	$27,249
Brunswick Corp./DE, 5.85%, 03/18/29	10	10,245
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	60	57,591
5.95%, 06/11/29(b)	45	45,531
Harley-Davidson Inc., 4.63%, 07/28/45	33	27,708
Life Time Inc., 6.00%, 11/15/31(b)	35	35,136
NCL Corp. Ltd.
5.88%, 03/15/26(b)(c)	15	15,002
5.88%, 02/15/27(b)	65	65,139
6.25%, 03/01/30(b)	20	20,082
6.75%, 02/01/32(b)	110	112,474
7.75%, 02/15/29(b)	40	42,485
8.13%, 01/15/29(b)	70	74,226
NCL Finance Ltd., 6.13%, 03/15/28(b)	40	40,317
Polaris Inc., 6.95%, 03/15/29	35	36,998
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	50	47,891
4.25%, 07/01/26(b)	20	19,737
5.38%, 07/15/27(b)	100	100,178
5.50%, 08/31/26(b)	70	70,094
5.50%, 04/01/28(b)	105	105,497
5.63%, 09/30/31(b)	100	99,436
6.00%, 02/01/33(b)	130	131,455
6.25%, 03/15/32(b)	85	86,723
Sabre GLBL Inc.
8.63%, 06/01/27(b)	100	102,773
10.75%, 11/15/29(b)	25	26,650
		1,478,949
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 01/15/31	45	41,343
5.85%, 08/01/34	50	50,708
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	105	93,017
3.75%, 05/01/29(b)	55	51,602
4.00%, 05/01/31(b)	71	65,123
4.88%, 01/15/30	65	63,404
5.75%, 05/01/28(b)	35	35,010
5.88%, 04/01/29(b)	40	40,319
5.88%, 03/15/33(b)	65	65,112
6.13%, 04/01/32(b)	30	30,441
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	35	31,904
5.00%, 06/01/29(b)	55	52,440
6.63%, 01/15/32(b)	60	60,683
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	35	34,720
Hyatt Hotels Corp.
4.85%, 03/15/26	50	50,041
5.75%, 01/30/27	20	20,357
5.75%, 04/23/30	35	35,993
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)(c)	30	28,228
4.75%, 01/15/28	25	24,192
Studio City Co. Ltd., 7.00%, 02/15/27(b)	50	50,482
Studio City Finance Ltd., 5.00%, 01/15/29(b)	90	82,399
Travel & Leisure Co.
4.50%, 12/01/29(b)	45	42,803
4.63%, 03/01/30(b)	20	18,850
Security	Par (000)	Value
Lodging (continued)
6.00%, 04/01/27	$30	$30,266
6.63%, 07/31/26(b)	45	45,608
		1,145,045
Machinery — 0.6%
ABB Finance USA Inc.
3.80%, 04/03/28	60	59,054
4.38%, 05/08/42	15	13,581
AGCO Corp.
5.45%, 03/21/27	30	30,415
5.80%, 03/21/34	50	50,759
ATS Corp., 4.13%, 12/15/28(b)	25	23,453
Chart Industries Inc.
7.50%, 01/01/30(b)	85	88,892
9.50%, 01/01/31(b)	36	38,706
CNH Industrial Capital LLC
1.45%, 07/15/26	32	30,691
4.55%, 04/10/28	15	14,953
5.50%, 01/12/29	20	20,550
CNH Industrial NV, 3.85%, 11/15/27	104	101,847
Deere & Co.
2.88%, 09/07/49	45	30,423
3.10%, 04/15/30	71	66,482
3.75%, 04/15/50	55	43,668
3.90%, 06/09/42	85	72,556
5.38%, 10/16/29	30	31,329
7.13%, 03/03/31	25	28,377
Dover Corp.
2.95%, 11/04/29	50	46,430
5.38%, 10/15/35	10	10,372
5.38%, 03/01/41	42	41,627
GrafTech Finance Inc., 4.63%, 12/23/29(b)	25	17,284
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(b)	25	20,741
IDEX Corp.
2.63%, 06/15/31	55	48,045
3.00%, 05/01/30	69	62,919
Ingersoll Rand Inc.
5.18%, 06/15/29	90	91,787
5.20%, 06/15/27	100	101,307
5.31%, 06/15/31	10	10,214
5.45%, 06/15/34	55	56,090
5.70%, 08/14/33	70	72,721
5.70%, 06/15/54	50	50,533
John Deere Capital Corp.
1.05%, 06/17/26	72	69,176
1.30%, 10/13/26	55	52,494
1.45%, 01/15/31	32	27,056
1.50%, 03/06/28	17	15,682
1.75%, 03/09/27	105	99,855
2.00%, 06/17/31	57	48,985
2.25%, 09/14/26	90	87,306
2.45%, 01/09/30	71	64,988
2.65%, 06/10/26	77	75,538
2.80%, 09/08/27	85	82,017
2.80%, 07/18/29	75	70,405
3.05%, 01/06/28	43	41,706
3.35%, 04/18/29	50	48,067
3.45%, 03/07/29	72	69,402
3.90%, 06/07/32	60	56,859
4.15%, 09/15/27	75	74,710
4.35%, 09/15/32	60	58,414
4.50%, 01/16/29	185	185,565
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.75%, 01/20/28	$110	$111,463
4.95%, 03/06/26	40	40,267
4.95%, 07/14/28	100	101,982
5.10%, 04/11/34	150	152,068
5.15%, 09/08/26	110	111,439
Series 1, 5.05%, 06/12/34	10	10,133
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(b)(c)	20	21,000
Mueller Water Products Inc., 4.00%, 06/15/29(b)	26	24,423
Nordson Corp.
5.60%, 09/15/28	10	10,279
5.80%, 09/15/33	45	47,237
nVent Finance SARL
2.75%, 11/15/31	35	30,146
5.65%, 05/15/33	30	30,404
Otis Worldwide Corp.
2.29%, 04/05/27	75	71,664
2.57%, 02/15/30	130	117,539
3.11%, 02/15/40	75	57,886
3.36%, 02/15/50	50	35,221
Rockwell Automation Inc.
2.80%, 08/15/61	30	18,025
3.50%, 03/01/29	105	101,352
4.20%, 03/01/49	45	38,345
SPX FLOW Inc., 8.75%, 04/01/30(b)	35	36,449
Terex Corp.
5.00%, 05/15/29(b)	35	33,712
6.25%, 10/15/32(b)	50	49,688
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50	49,115
4.70%, 09/15/28	90	89,683
Xylem Inc./New York
1.95%, 01/30/28	55	51,391
2.25%, 01/30/31(c)	50	43,616
3.25%, 11/01/26	85	83,337
4.38%, 11/01/46	22	18,601
		4,190,496
Manufacturing — 0.2%
Carlisle Companies Inc.
2.20%, 03/01/32	50	41,733
2.75%, 03/01/30	46	41,853
3.75%, 12/01/27	64	62,488
Eaton Corp.
3.10%, 09/15/27	110	106,750
3.92%, 09/15/47	25	20,318
4.00%, 11/02/32	60	56,881
4.15%, 03/15/33	90	85,943
4.15%, 11/02/42	60	52,064
4.70%, 08/23/52	45	40,797
Hillenbrand Inc.
3.75%, 03/01/31(c)	25	22,246
5.00%, 09/15/26	26	25,809
6.25%, 02/15/29	36	36,481
Illinois Tool Works Inc.
2.65%, 11/15/26	75	73,234
3.90%, 09/01/42	58	49,110
4.88%, 09/15/41	72	69,447
Parker-Hannifin Corp.
3.25%, 03/01/27	35	34,267
3.25%, 06/14/29	96	91,053
4.00%, 06/14/49	55	44,364
4.10%, 03/01/47	35	29,118
Security	Par (000)	Value
Manufacturing (continued)
4.20%, 11/21/34	$61	$57,750
4.25%, 09/15/27	10	9,954
4.45%, 11/21/44	45	39,766
4.50%, 09/15/29	70	69,872
Pentair Finance SARL, 4.50%, 07/01/29	45	44,553
Trinity Industries Inc., 7.75%, 07/15/28(b)	40	41,769
		1,247,620
Media — 1.7%
Belo Corp.
7.25%, 09/15/27	15	15,554
7.75%, 06/01/27	15	15,678
Cable One Inc., 4.00%, 11/15/30(b)(c)	45	36,589
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	210	187,892
4.25%, 01/15/34(b)	130	108,821
4.50%, 08/15/30(b)	200	182,837
4.50%, 05/01/32	190	167,333
4.50%, 06/01/33(b)	115	99,395
4.75%, 03/01/30(b)	210	195,743
4.75%, 02/01/32(b)	80	71,884
5.00%, 02/01/28(b)	200	194,962
5.13%, 05/01/27(b)	210	207,181
5.38%, 06/01/29(b)	95	92,393
5.50%, 05/01/26(b)	25	24,969
6.38%, 09/01/29(b)	100	100,393
7.38%, 03/01/31(b)	75	77,080
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	75	67,321
2.30%, 02/01/32	50	40,438
2.80%, 04/01/31	100	86,424
3.50%, 06/01/41	180	126,770
3.50%, 03/01/42	100	69,715
3.85%, 04/01/61	205	127,294
3.90%, 06/01/52	455	301,943
3.95%, 06/30/62	115	72,365
4.20%, 03/15/28	160	156,442
4.40%, 04/01/33	95	86,434
4.40%, 12/01/61	125	85,512
4.80%, 03/01/50	85	65,610
5.05%, 03/30/29	145	143,970
5.38%, 05/01/47	65	54,869
5.50%, 04/01/63	5	4,098
5.75%, 04/01/48	90	79,463
6.10%, 06/01/29	155	159,964
6.15%, 11/10/26	40	40,805
6.38%, 10/23/35	180	183,017
6.48%, 10/23/45	315	305,193
6.55%, 06/01/34	105	108,677
6.65%, 02/01/34	30	31,220
6.83%, 10/23/55	40	39,851
Comcast Corp.
1.50%, 02/15/31	205	170,657
1.95%, 01/15/31	190	162,634
2.35%, 01/15/27	120	115,641
2.45%, 08/15/52	110	61,824
2.65%, 02/01/30	155	141,216
2.65%, 08/15/62	90	48,548
2.80%, 01/15/51	105	64,556
2.89%, 11/01/51	335	208,830
2.94%, 11/01/56	380	228,687
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.99%, 11/01/63	$270	$156,669
3.15%, 03/01/26	55	54,298
3.15%, 02/15/28	70	67,510
3.20%, 07/15/36	35	28,993
3.25%, 11/01/39	110	85,847
3.30%, 02/01/27	130	127,499
3.30%, 04/01/27	65	63,552
3.40%, 04/01/30	105	98,939
3.40%, 07/15/46	90	65,297
3.45%, 02/01/50	170	119,825
3.55%, 05/01/28	75	72,924
3.75%, 04/01/40	120	99,542
3.90%, 03/01/38	110	95,093
3.97%, 11/01/47	195	152,989
4.00%, 08/15/47	15	11,832
4.00%, 03/01/48	75	58,905
4.00%, 11/01/49	150	116,645
4.05%, 11/01/52	80	61,711
4.15%, 10/15/28	305	301,071
4.20%, 08/15/34	80	74,858
4.25%, 10/15/30	150	146,871
4.25%, 01/15/33	170	161,446
4.40%, 08/15/35	50	47,037
4.55%, 01/15/29	15	15,027
4.60%, 10/15/38	65	60,113
4.70%, 10/15/48	110	97,096
4.80%, 05/15/33	105	103,502
4.95%, 10/15/58	35	30,991
5.30%, 06/01/34(c)	100	101,681
5.35%, 11/15/27	25	25,592
5.35%, 05/15/53	70	66,445
5.50%, 05/15/64	100	95,491
5.65%, 06/15/35	65	67,403
5.65%, 06/01/54	95	94,267
6.45%, 03/15/37	25	27,368
6.50%, 11/15/35	115	127,351
7.05%, 03/15/33	45	50,971
Discovery Communications LLC
3.63%, 05/15/30	80	72,611
3.95%, 03/20/28	125	120,407
4.13%, 05/15/29	75	71,154
4.90%, 03/11/26	60	59,917
5.00%, 09/20/37	45	38,692
5.20%, 09/20/47	37	30,484
6.35%, 06/01/40	45	43,065
FactSet Research Systems Inc.
2.90%, 03/01/27	80	77,398
3.45%, 03/01/32	15	13,457
Gray Television Inc.
4.75%, 10/15/30(b)	55	32,592
5.38%, 11/15/31(b)	80	46,594
7.00%, 05/15/27(b)	50	49,052
10.50%, 07/15/29(b)	85	87,675
Grupo Televisa SAB, 6.13%, 01/31/46	200	170,854
iHeartCommunications Inc.
7.00%, 01/15/31(b)(c)	24	18,958
7.75%, 08/15/30(b)	40	30,606
9.13%, 05/01/29(b)	43	36,266
10.88%, 05/01/30(b)	40	23,796
NBCUniversal Media LLC, 4.45%, 01/15/43	110	95,992
Security	Par (000)	Value
Media (continued)
Nexstar Media Inc.
4.75%, 11/01/28(b)	$70	$66,321
5.63%, 07/15/27(b)	120	118,683
Scripps Escrow II Inc.
3.88%, 01/15/29(b)	35	25,445
5.38%, 01/15/31(b)	25	13,304
Scripps Escrow Inc., 5.88%, 07/15/27(b)	25	20,247
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	70	67,722
3.88%, 09/01/31(b)(c)	100	86,719
4.00%, 07/15/28(b)	135	126,759
4.13%, 07/01/30(b)	105	94,378
5.00%, 08/01/27(b)	105	103,508
5.50%, 07/01/29(b)	82	80,289
TEGNA Inc.
4.63%, 03/15/28	62	59,449
4.75%, 03/15/26(b)	34	33,776
5.00%, 09/15/29	75	70,928
Thomson Reuters Corp.
3.35%, 05/15/26	26	25,650
5.50%, 08/15/35	30	30,854
5.65%, 11/23/43	30	30,208
5.85%, 04/15/40	32	33,360
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	70	80,323
Time Warner Cable LLC
4.50%, 09/15/42	55	42,377
5.50%, 09/01/41	220	193,811
6.55%, 05/01/37	25	24,889
6.75%, 06/15/39	50	50,338
7.30%, 07/01/38	185	195,189
VZ Secured Financing BV, 5.00%, 01/15/32(b)	100	88,228
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	30	26,603
Ziggo BV, 4.88%, 01/15/30(b)	70	64,480
		11,624,751
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	25	24,667
6.38%, 06/15/30(b)	35	35,446
Timken Co. (The), 4.50%, 12/15/28	35	34,865
Valmont Industries Inc., 5.00%, 10/01/44	37	34,759
		129,737
Mining — 0.2%
Antofagasta PLC, 5.63%, 05/13/32(d)	200	200,945
Coeur Mining Inc., 5.13%, 02/15/29(b)	20	19,316
Compass Minerals International Inc., 6.75%, 12/01/27(b)	35	34,900
Constellium SE
3.75%, 04/15/29(b)	35	32,222
5.63%, 06/15/28(b)	25	24,773
6.38%, 08/15/32(b)	25	25,039
Hecla Mining Co., 7.25%, 02/15/28	35	35,449
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)	40	36,396
4.63%, 03/01/28(b)	35	33,783
New Gold Inc., 7.50%, 07/15/27(b)	30	30,252
Newmont Corp.
2.25%, 10/01/30	105	92,383
2.60%, 07/15/32	60	51,831
2.80%, 10/01/29	40	37,059
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.88%, 03/15/42	$145	$136,335
5.88%, 04/01/35	25	26,366
6.25%, 10/01/39	50	54,054
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	85	79,419
4.20%, 05/13/50	30	24,912
5.35%, 03/15/34	50	50,899
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	35	36,499
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	25	25,969
Taseko Mines Ltd., 8.25%, 05/01/30(b)	35	36,316
Yamana Gold Inc., 2.63%, 08/15/31	55	47,223
		1,172,340
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	40	40,025
Dexia SA, 4.50%, 03/19/27(b)	40	40,114
		80,139
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	64	61,728
3.25%, 02/15/29	75	70,222
3.28%, 12/01/28	50	47,266
3.57%, 12/01/31	70	63,364
4.25%, 04/01/28	50	49,046
5.55%, 08/22/34	55	54,936
Pitney Bowes Inc.
6.88%, 03/15/27(b)	30	30,111
7.25%, 03/15/29(b)	25	25,248
Xerox Corp.
4.80%, 03/01/35	20	11,448
6.75%, 12/15/39	22	13,910
Xerox Holdings Corp.
5.50%, 08/15/28(b)	50	40,539
8.88%, 11/30/29(b)	32	26,395
Zebra Technologies Corp., 6.50%, 06/01/32(b)	35	35,582
		529,795
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	20	19,634
Steelcase Inc., 5.13%, 01/18/29	32	31,021
		50,655
Packaging & Containers — 0.2%
AptarGroup Inc., 3.60%, 03/15/32	15	13,699
Ball Corp.
2.88%, 08/15/30	90	78,918
3.13%, 09/15/31	60	52,084
6.00%, 06/15/29	65	66,092
6.88%, 03/15/28	55	56,412
Berry Global Inc.
5.63%, 07/15/27(b)	30	30,010
5.65%, 01/15/34	75	77,217
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(b)	32	31,357
Clearwater Paper Corp., 4.75%, 08/15/28(b)	20	18,860
Crown Americas LLC, 5.25%, 04/01/30	35	34,471
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	30	29,566
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	25	25,828
OI European Group BV, 4.75%, 02/15/30(b)	25	22,996
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(b)	40	39,960
7.25%, 05/15/31(b)(c)	50	49,302
Security	Par (000)	Value
Packaging & Containers (continued)
7.38%, 06/01/32(b)	$20	$19,378
Sealed Air Corp.
1.57%, 10/15/26(b)	100	94,858
4.00%, 12/01/27(b)	30	28,909
5.00%, 04/15/29(b)	30	29,294
6.50%, 07/15/32(b)(c)	30	30,748
6.88%, 07/15/33(b)	30	31,781
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(b)	55	55,481
7.25%, 02/15/31(b)	30	31,320
Sonoco Products Co.
2.25%, 02/01/27	15	14,327
2.85%, 02/01/32(c)	25	21,708
3.13%, 05/01/30	90	82,345
4.45%, 09/01/26	100	99,683
4.60%, 09/01/29	25	24,632
5.00%, 09/01/34(c)	55	53,287
5.75%, 11/01/40	50	50,285
Trivium Packaging Finance BV
5.50%, 08/15/26(b)	75	74,438
8.50%, 08/15/27(b)	45	44,940
		1,414,186
Pharmaceuticals — 0.3%
180 Medical Inc., 3.88%, 10/15/29(b)	35	32,580
AdaptHealth LLC
4.63%, 08/01/29(b)(c)	35	32,529
5.13%, 03/01/30(b)	42	39,068
6.13%, 08/01/28(b)	25	24,882
Bausch Health Americas Inc.
8.50%, 01/31/27(b)	40	38,765
9.25%, 04/01/26(b)	45	44,776
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	145	125,586
5.00%, 01/30/28(b)	25	19,756
5.00%, 02/15/29(b)	25	17,489
5.25%, 01/30/30(b)	50	32,233
5.25%, 02/15/31(b)	30	18,513
5.75%, 08/15/27(b)	30	28,533
6.13%, 02/01/27(b)	80	77,139
6.25%, 02/15/29(b)	50	36,007
7.25%, 05/30/29(b)	20	14,719
11.00%, 09/30/28(b)	125	126,518
14.00%, 10/15/30(b)	20	19,592
Elanco Animal Health Inc., 6.65%, 08/28/28	50	51,122
Grifols SA, 4.75%, 10/15/28(b)	45	42,563
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(b)	40	30,966
12.25%, 04/15/29(b)	55	59,405
Jazz Securities DAC, 4.38%, 01/15/29(b)	105	100,731
Novartis Capital Corp.
2.00%, 02/14/27	10	9,597
2.20%, 08/14/30	115	102,409
2.75%, 08/14/50	160	105,575
3.10%, 05/17/27	200	195,403
3.70%, 09/21/42	15	12,501
4.00%, 09/18/31	15	14,590
4.20%, 09/18/34	100	95,384
4.40%, 05/06/44	210	189,709
4.70%, 09/18/54	55	50,354
Option Care Health Inc., 4.38%, 10/31/29(b)	35	32,902
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29(b)(c)	$35	$30,750
6.63%, 04/01/30(b)(c)	40	36,885
Zoetis Inc.
3.00%, 09/12/27	75	72,391
3.00%, 05/15/50	35	23,466
3.90%, 08/20/28	30	29,402
3.95%, 09/12/47	58	46,993
4.45%, 08/20/48	35	30,304
4.70%, 02/01/43	80	73,561
		2,165,648
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	70	62,883
4.40%, 05/27/26(b)	50	49,833
4.87%, 02/15/29(b)(c)	35	35,305
5.00%, 03/15/48(b)	40	36,659
Carlyle Finance LLC, 5.65%, 09/15/48(b)	30	29,702
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	65	61,707
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	50	49,769
		325,858
Real Estate — 0.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)(c)	39	36,363
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)(c)	28	22,284
5.75%, 01/15/29(b)	43	35,355
CBRE Services Inc.
2.50%, 04/01/31(c)	40	34,620
4.88%, 03/01/26	65	65,022
5.50%, 04/01/29	50	51,255
5.95%, 08/15/34	50	52,308
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(d)	200	215,608
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(d)	200	172,665
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	45	45,441
8.88%, 09/01/31(b)(c)	25	26,865
Emaar Sukuk Ltd., 3.88%, 09/17/29(d)	200	189,920
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	90	93,930
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(d)	200	182,004
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	45	41,341
4.38%, 02/01/31(b)	45	40,160
5.38%, 08/01/28(b)	52	50,568
Hysan MTN Ltd., 2.88%, 06/02/27(d)	200	190,340
Kennedy-Wilson Inc.
4.75%, 03/01/29	40	37,417
4.75%, 02/01/30	40	36,663
5.00%, 03/01/31	40	36,203
MAF Sukuk Ltd., 3.93%, 02/28/30(d)	200	189,809
Newmark Group Inc., 7.50%, 01/12/29	35	37,169
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	115	112,137
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30(d)	200	181,809
Security	Par (000)	Value
Real Estate (continued)
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	$200	$193,362
		2,370,618
Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	105	85,775
2.75%, 12/15/29	40	36,533
2.95%, 03/15/34	110	92,372
3.00%, 05/18/51	67	42,366
3.38%, 08/15/31	60	54,844
3.55%, 03/15/52	60	42,200
3.80%, 04/15/26	90	89,250
3.95%, 01/15/27	63	62,328
4.00%, 02/01/50	50	38,467
4.50%, 07/30/29	50	49,317
4.70%, 07/01/30	45	44,502
4.75%, 04/15/35	20	19,199
4.85%, 04/15/49	35	30,974
4.90%, 12/15/30	76	76,093
5.15%, 04/15/53	35	32,158
5.25%, 05/15/36	25	24,771
5.63%, 05/15/54	45	44,254
American Homes 4 Rent LP
2.38%, 07/15/31	25	21,506
3.38%, 07/15/51	30	20,482
3.63%, 04/15/32(c)	75	68,526
4.90%, 02/15/29	15	15,057
5.50%, 02/01/34	45	45,670
5.50%, 07/15/34	50	50,574
American Tower Corp.
1.45%, 09/15/26	50	47,716
1.50%, 01/31/28	90	82,555
1.60%, 04/15/26	50	48,386
1.88%, 10/15/30	80	68,245
2.10%, 06/15/30	59	51,426
2.30%, 09/15/31	65	55,373
2.70%, 04/15/31	50	44,121
2.75%, 01/15/27	74	71,565
2.90%, 01/15/30	75	68,669
2.95%, 01/15/51	70	45,064
3.10%, 06/15/50	80	52,961
3.13%, 01/15/27	44	42,838
3.38%, 10/15/26	89	87,367
3.55%, 07/15/27	74	72,221
3.60%, 01/15/28	104	101,179
3.70%, 10/15/49	42	31,403
3.80%, 08/15/29	91	87,317
3.95%, 03/15/29	66	63,968
5.45%, 02/15/34	75	76,611
5.65%, 03/15/33	95	98,040
5.80%, 11/15/28	50	51,816
5.90%, 11/15/33	80	83,907
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)	35	32,597
AvalonBay Communities Inc.
1.90%, 12/01/28	55	50,047
2.05%, 01/15/32(c)	75	63,636
2.45%, 01/15/31	65	57,429
3.20%, 01/15/28	15	14,505
3.35%, 05/15/27	75	73,163
3.90%, 10/15/46	40	32,422
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.15%, 07/01/47	$25	$20,933
4.35%, 04/15/48	20	17,275
5.30%, 12/07/33	40	40,861
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(b)	20	19,224
7.75%, 12/01/29(b)	30	31,236
Boston Properties LP
2.45%, 10/01/33	60	47,179
2.55%, 04/01/32	70	57,844
2.75%, 10/01/26	75	72,620
2.90%, 03/15/30	75	67,502
3.25%, 01/30/31	95	85,171
3.40%, 06/21/29	80	74,783
4.50%, 12/01/28	70	68,796
5.75%, 01/15/35	55	54,657
6.50%, 01/15/34(c)	60	63,592
6.75%, 12/01/27	15	15,695
Brandywine Operating Partnership LP
3.95%, 11/15/27	30	28,469
4.55%, 10/01/29	25	22,928
8.30%, 03/15/28	20	21,162
8.88%, 04/12/29	25	26,786
Brixmor Operating Partnership LP
2.25%, 04/01/28	48	44,522
2.50%, 08/16/31	25	21,488
3.90%, 03/15/27	75	73,740
4.05%, 07/01/30	60	57,506
4.13%, 06/15/26	32	31,775
4.13%, 05/15/29	40	38,852
5.50%, 02/15/34	55	55,693
5.75%, 02/15/35	30	30,912
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(b)	50	48,121
5.75%, 05/15/26(b)	59	58,790
COPT Defense Properties LP
2.00%, 01/15/29	40	35,652
2.25%, 03/15/26	28	27,245
2.75%, 04/15/31	45	38,768
2.90%, 12/01/33	40	32,538
Cousins Properties LP, 5.88%, 10/01/34	30	30,582
Crown Castle Inc.
1.05%, 07/15/26	75	71,347
2.10%, 04/01/31	96	81,314
2.25%, 01/15/31	72	61,857
2.50%, 07/15/31	66	56,732
2.90%, 03/15/27	25	24,157
2.90%, 04/01/41	112	80,594
3.10%, 11/15/29	80	73,876
3.25%, 01/15/51	78	52,383
3.30%, 07/01/30	72	66,386
3.65%, 09/01/27	119	115,971
3.70%, 06/15/26	110	108,676
3.80%, 02/15/28	65	63,401
4.00%, 03/01/27	25	24,704
4.00%, 11/15/49	43	33,171
4.15%, 07/01/50	20	15,750
4.30%, 02/15/29	72	70,588
5.20%, 02/15/49	10	9,205
5.60%, 06/01/29	90	92,491
5.80%, 03/01/34	95	98,494
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CubeSmart LP
2.50%, 02/15/32	$60	$51,038
4.38%, 02/15/29	50	49,212
Digital Realty Trust LP
3.60%, 07/01/29	75	71,784
3.70%, 08/15/27	140	137,037
4.45%, 07/15/28	65	64,511
DOC DR LLC
2.63%, 11/01/31	45	38,926
3.95%, 01/15/28	10	9,802
4.30%, 03/15/27	20	19,877
EPR Properties
3.75%, 08/15/29	15	14,076
4.95%, 04/15/28	25	24,847
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	60	61,407
Equinix Inc.
1.55%, 03/15/28	60	54,818
1.80%, 07/15/27	60	56,277
2.00%, 05/15/28	50	46,122
2.15%, 07/15/30	74	64,769
2.50%, 05/15/31	45	39,180
2.90%, 11/18/26	74	71,973
2.95%, 09/15/51	55	34,968
3.00%, 07/15/50	65	42,106
3.20%, 11/18/29	70	65,283
3.40%, 02/15/52	20	13,916
3.90%, 04/15/32	60	56,193
ERP Operating LP
2.50%, 02/15/30	55	49,647
2.85%, 11/01/26	50	48,717
4.15%, 12/01/28	5	4,930
4.65%, 09/15/34	55	53,081
Federal Realty OP LP
3.20%, 06/15/29	45	42,251
3.25%, 07/15/27	40	38,827
3.50%, 06/01/30	45	42,210
4.50%, 12/01/44	35	30,442
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)(c)	55	53,235
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(b)	60	58,311
3.75%, 09/15/30(b)(c)	35	31,506
Healthpeak OP LLC
1.35%, 02/01/27	55	51,748
2.88%, 01/15/31	61	54,578
3.00%, 01/15/30	65	59,831
3.25%, 07/15/26	40	39,348
3.50%, 07/15/29	20	18,984
5.25%, 12/15/32	55	55,701
6.75%, 02/01/41	49	54,687
Highwoods Realty LP
3.88%, 03/01/27	35	34,305
7.65%, 02/01/34	45	50,633
Host Hotels & Resorts LP
5.50%, 04/15/35	60	59,543
5.70%, 07/01/34	50	50,481
Series H, 3.38%, 12/15/29	72	66,968
Series I, 3.50%, 09/15/30	72	66,241
Series J, 2.90%, 12/15/31	20	17,439
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30	$25	$17,588
3.95%, 11/01/27	30	27,033
4.65%, 04/01/29	35	27,508
5.95%, 02/15/28	25	22,105
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	35	29,230
2.30%, 11/15/28	45	41,272
2.70%, 01/15/34	50	40,809
4.15%, 04/15/32	150	140,885
4.88%, 02/01/35	30	28,964
5.50%, 08/15/33	15	15,222
Iron Mountain Inc.
4.50%, 02/15/31(b)	73	67,665
4.88%, 09/15/27(b)	67	65,936
4.88%, 09/15/29(b)	65	62,627
5.00%, 07/15/28(b)	35	34,265
5.25%, 03/15/28(b)	55	54,260
5.25%, 07/15/30(b)	75	72,336
5.63%, 07/15/32(b)	40	38,761
6.25%, 01/15/33(b)	80	80,452
7.00%, 02/15/29(b)	70	72,093
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	55	51,585
Kilroy Realty LP
2.50%, 11/15/32	45	35,545
2.65%, 11/15/33	40	31,201
3.05%, 02/15/30	20	17,789
4.25%, 08/15/29	40	38,099
4.75%, 12/15/28	35	34,385
6.25%, 01/15/36	40	40,135
Kimco Realty OP LLC
1.90%, 03/01/28	25	23,115
2.25%, 12/01/31	30	25,560
2.70%, 10/01/30	80	72,029
2.80%, 10/01/26	19	18,518
3.20%, 04/01/32	50	44,744
3.80%, 04/01/27	40	39,460
4.13%, 12/01/46	35	28,432
4.25%, 04/01/45	30	25,112
4.60%, 02/01/33	135	131,033
4.85%, 03/01/35(c)	40	38,739
6.40%, 03/01/34	15	16,258
LXP Industrial Trust
2.38%, 10/01/31	10	8,372
2.70%, 09/15/30	15	13,231
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	90	61,638
4.63%, 08/01/29	60	46,551
5.00%, 10/15/27(c)	95	85,576
8.50%, 02/15/32(b)	15	15,396
Omega Healthcare Investors Inc.
3.25%, 04/15/33	60	51,382
3.38%, 02/01/31	67	60,534
4.75%, 01/15/28	55	54,866
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	55	52,574
5.88%, 10/01/28(b)	50	49,584
7.00%, 02/01/30(b)	40	40,823
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	$25	$25,067
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	10	8,596
5.75%, 07/15/34	50	50,961
Piedmont Operating Partnership LP
3.15%, 08/15/30	15	13,082
9.25%, 07/20/28	15	16,573
Prologis LP
1.25%, 10/15/30	40	33,435
1.63%, 03/15/31	65	54,445
1.75%, 07/01/30	59	50,752
2.13%, 04/15/27	66	62,954
2.13%, 10/15/50	42	22,993
2.88%, 11/15/29	79	73,471
3.00%, 04/15/50	47	31,341
3.05%, 03/01/50	52	34,975
3.25%, 06/30/26	45	44,342
3.25%, 10/01/26	60	58,918
3.38%, 12/15/27	25	24,334
3.88%, 09/15/28	40	39,213
4.00%, 09/15/28	51	50,095
4.38%, 09/15/48	25	21,320
4.63%, 01/15/33	45	44,205
4.75%, 06/15/33	50	49,259
5.00%, 03/15/34	95	95,040
5.00%, 01/31/35	55	54,907
5.13%, 01/15/34	60	60,458
5.25%, 06/15/53	65	63,254
5.25%, 03/15/54	60	58,380
Public Storage Operating Co.
1.85%, 05/01/28	25	23,135
1.95%, 11/09/28	85	77,771
2.30%, 05/01/31	140	122,079
3.39%, 05/01/29	55	52,616
5.10%, 08/01/33	90	91,114
5.35%, 08/01/53	60	58,943
Regency Centers LP
2.95%, 09/15/29	40	37,251
3.60%, 02/01/27	75	73,672
3.70%, 06/15/30	40	37,923
4.13%, 03/15/28	15	14,796
4.40%, 02/01/47	20	17,016
4.65%, 03/15/49	35	30,607
Rexford Industrial Realty LP
2.13%, 12/01/30	10	8,558
2.15%, 09/01/31	15	12,620
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	40	38,291
4.75%, 10/15/27	40	39,148
6.50%, 04/01/32(b)	70	70,897
7.25%, 07/15/28(b)	25	25,899
Sabra Health Care LP
3.20%, 12/01/31	55	48,289
3.90%, 10/15/29	10	9,520
SBA Communications Corp.
3.13%, 02/01/29	105	96,243
3.88%, 02/15/27	100	97,382
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	40	39,238
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 05/28/30(b)	$75	$73,980
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(a)(b)	40	39,146
Simon Property Group LP
1.75%, 02/01/28	105	97,513
2.25%, 01/15/32	50	42,397
2.45%, 09/13/29	82	74,845
2.65%, 07/15/30	60	54,404
2.65%, 02/01/32	50	43,374
3.25%, 11/30/26	80	78,408
3.25%, 09/13/49	110	76,348
3.38%, 12/01/27	105	102,183
3.80%, 07/15/50	115	87,298
4.25%, 10/01/44	10	8,432
4.25%, 11/30/46	65	55,107
4.75%, 09/26/34	65	62,869
4.75%, 03/15/42	10	9,169
5.85%, 03/08/53	5	5,169
6.25%, 01/15/34	80	86,248
6.75%, 02/01/40	75	85,564
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	30	29,164
4.38%, 01/15/27(b)	35	34,160
6.00%, 04/15/30(b)	30	29,786
6.50%, 07/01/30(b)	35	35,506
7.25%, 04/01/29(b)	40	41,660
Tanger Properties LP, 2.75%, 09/01/31	30	25,947
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	40	35,980
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(b)	40	38,418
6.50%, 02/15/29(b)	80	74,352
10.50%, 02/15/28(b)	191	203,941
Ventas Realty LP
2.50%, 09/01/31	25	21,612
3.00%, 01/15/30	40	36,889
3.25%, 10/15/26	35	34,264
3.85%, 04/01/27	47	46,269
4.00%, 03/01/28	27	26,519
4.38%, 02/01/45	25	21,126
4.40%, 01/15/29	62	61,186
4.75%, 11/15/30	17	16,894
4.88%, 04/15/49	17	15,211
5.00%, 01/15/35	30	29,343
5.63%, 07/01/34	40	41,149
5.70%, 09/30/43	35	35,117
WEA Finance LLC
2.88%, 01/15/27(b)	80	76,946
3.50%, 06/15/29(b)	65	61,402
4.13%, 09/20/28(b)	35	33,904
4.63%, 09/20/48(b)(c)	45	37,269
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	15	12,734
Welltower OP LLC
2.05%, 01/15/29	75	68,212
2.75%, 01/15/31	80	71,351
2.75%, 01/15/32	35	30,506
2.80%, 06/01/31	55	48,916
3.10%, 01/15/30	10	9,280
4.13%, 03/15/29	60	58,779
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 04/15/28	$35	$34,642
4.95%, 09/01/48	25	23,489
6.50%, 03/15/41	35	38,654
WP Carey Inc.
2.25%, 04/01/33	90	72,635
2.40%, 02/01/31	50	43,397
2.45%, 02/01/32	25	21,216
3.85%, 07/15/29	25	24,134
4.25%, 10/01/26	45	44,748
XHR LP
4.88%, 06/01/29(b)	35	33,344
6.63%, 05/15/30(b)	25	25,331
		15,074,016
Retail — 1.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	45	41,973
3.88%, 01/15/28(b)	105	100,653
4.00%, 10/15/30(b)	200	182,148
4.38%, 01/15/28(b)	50	48,347
5.63%, 09/15/29(b)	30	30,026
6.13%, 06/15/29(b)	100	101,749
Advance Auto Parts Inc.
1.75%, 10/01/27	42	37,859
3.50%, 03/15/32(c)	25	20,789
3.90%, 04/15/30	32	28,502
5.95%, 03/09/28	25	25,095
Asbury Automotive Group Inc.
4.50%, 03/01/28	25	24,245
4.63%, 11/15/29(b)	52	49,585
4.75%, 03/01/30	30	28,529
5.00%, 02/15/32(b)	40	37,293
AutoNation Inc.
2.40%, 08/01/31	50	42,148
3.80%, 11/15/27	45	43,873
4.75%, 06/01/30	65	63,918
AutoZone Inc.
3.75%, 06/01/27	85	83,585
4.00%, 04/15/30	25	24,095
4.75%, 08/01/32	115	113,099
4.75%, 02/01/33	25	24,474
5.10%, 07/15/29	50	50,710
5.40%, 07/15/34(c)	50	50,833
6.25%, 11/01/28	55	57,901
6.55%, 11/01/33	55	60,231
Bath & Body Works Inc.
5.25%, 02/01/28	40	39,790
6.63%, 10/01/30(b)	60	61,238
6.75%, 07/01/36	50	51,089
6.88%, 11/01/35	60	62,199
6.95%, 03/01/33	20	20,315
7.50%, 06/15/29	25	25,729
Beacon Roofing Supply Inc.
4.13%, 05/15/29(b)	25	24,324
4.50%, 11/15/26(b)	20	19,796
6.50%, 08/01/30(b)	40	41,141
Best Buy Co. Inc.
1.95%, 10/01/30	60	51,404
4.45%, 10/01/28	50	49,747
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	20	19,367
Brinker International Inc., 8.25%, 07/15/30(b)	25	26,718
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(b)(e)	$50	$51,669
13.00%, 06/01/30, (13.00% PIK)(b)(e)	132	139,634
14.00%, 06/01/31, (14.00% PIK)(b)(e)	143	162,629
Darden Restaurants Inc.
3.85%, 05/01/27	30	29,488
4.55%, 02/15/48	5	4,188
6.30%, 10/10/33	65	69,129
Dick's Sporting Goods Inc., 3.15%, 01/15/32(c)	125	111,233
Dollar General Corp.
3.50%, 04/03/30	60	55,925
3.88%, 04/15/27	75	73,778
4.13%, 05/01/28	40	39,318
4.13%, 04/03/50	55	41,693
4.63%, 11/01/27	15	14,998
5.00%, 11/01/32(c)	10	9,808
5.45%, 07/05/33(c)	85	85,625
Foot Locker Inc., 4.00%, 10/01/29(b)	30	25,815
Genuine Parts Co.
1.88%, 11/01/30	45	38,191
6.50%, 11/01/28	30	31,693
6.88%, 11/01/33(c)	60	66,983
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	51	48,565
6.38%, 01/15/30(b)	35	35,623
GYP Holdings III Corp., 4.63%, 05/01/29(b)	25	23,811
Home Depot Inc. (The)
0.90%, 03/15/28	110	99,717
1.38%, 03/15/31	115	95,338
1.50%, 09/15/28	90	81,691
1.88%, 09/15/31	20	16,873
2.13%, 09/15/26	100	96,873
2.38%, 03/15/51	70	41,005
2.50%, 04/15/27	180	173,483
2.70%, 04/15/30	119	108,780
2.75%, 09/15/51	65	41,032
2.80%, 09/14/27	5	4,823
2.88%, 04/15/27	115	111,840
2.95%, 06/15/29	140	131,614
3.13%, 12/15/49	110	76,292
3.25%, 04/15/32	55	50,027
3.30%, 04/15/40	125	100,060
3.35%, 04/15/50	100	72,244
3.50%, 09/15/56	45	32,225
3.63%, 04/15/52	95	71,340
3.90%, 12/06/28	70	68,842
3.90%, 06/15/47	120	96,642
4.20%, 04/01/43	35	30,330
4.25%, 04/01/46	135	115,648
4.40%, 03/15/45	70	61,628
4.50%, 09/15/32	185	182,785
4.50%, 12/06/48	115	101,023
4.75%, 06/25/29	100	101,000
4.88%, 06/25/27	25	25,296
4.88%, 02/15/44	55	51,736
4.95%, 06/25/34	130	130,770
4.95%, 09/15/52	25	23,453
5.15%, 06/25/26	105	106,222
5.30%, 06/25/54	110	108,558
5.40%, 09/15/40	60	61,175
5.40%, 06/25/64	40	39,489
Security	Par (000)	Value
Retail (continued)
5.88%, 12/16/36	$269	$288,697
5.95%, 04/01/41	55	58,922
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	50	49,455
Lithia Motors Inc.
3.88%, 06/01/29(b)	55	50,970
4.38%, 01/15/31(b)	40	36,944
4.63%, 12/15/27(b)	25	24,351
Lowe's Companies Inc.
1.30%, 04/15/28	40	36,274
1.70%, 09/15/28	75	68,124
1.70%, 10/15/30	110	93,705
2.50%, 04/15/26	70	68,533
2.63%, 04/01/31	140	124,062
2.80%, 09/15/41	45	31,738
3.00%, 10/15/50	125	80,320
3.10%, 05/03/27	140	136,042
3.35%, 04/01/27	50	48,875
3.50%, 04/01/51	65	45,983
3.65%, 04/05/29	95	91,563
3.70%, 04/15/46	75	57,224
3.75%, 04/01/32	175	162,823
4.05%, 05/03/47	120	96,148
4.25%, 04/01/52	95	76,421
4.38%, 09/15/45	25	21,353
4.45%, 04/01/62	90	72,074
4.50%, 04/15/30	90	89,366
4.55%, 04/05/49	20	16,993
4.65%, 04/15/42	50	45,093
4.80%, 04/01/26	100	100,389
5.00%, 04/15/33	15	15,024
5.00%, 04/15/40	35	33,401
5.13%, 04/15/50	55	51,048
5.15%, 07/01/33	140	141,577
5.50%, 10/15/35	56	57,956
5.63%, 04/15/53	80	79,184
5.75%, 07/01/53	35	35,206
5.80%, 09/15/62	60	60,180
5.85%, 04/01/63	10	10,069
Nordstrom Inc.
4.00%, 03/15/27	22	21,289
4.25%, 08/01/31	30	26,742
4.38%, 04/01/30	35	32,113
5.00%, 01/15/44	65	49,574
6.95%, 03/15/28	20	20,627
O'Reilly Automotive Inc.
3.55%, 03/15/26	30	29,686
3.90%, 06/01/29	85	82,517
4.70%, 06/15/32	115	112,821
5.00%, 08/19/34	10	9,895
5.75%, 11/20/26	50	50,969
Papa John's International Inc., 3.88%, 09/15/29(b)(c)	25	23,649
Patrick Industries Inc.
4.75%, 05/01/29(b)	25	23,857
6.38%, 11/01/32(b)	35	34,723
Ross Stores Inc., 0.88%, 04/15/26	80	76,872
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	40	40,534
Target Corp.
1.95%, 01/15/27	110	105,539
2.35%, 02/15/30	70	63,224
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.50%, 04/15/26	$70	$68,725
2.65%, 09/15/30	65	59,029
2.95%, 01/15/52	70	45,950
3.38%, 04/15/29	80	76,829
3.63%, 04/15/46	75	58,536
3.90%, 11/15/47	55	44,541
4.00%, 07/01/42	65	55,911
4.40%, 01/15/33	20	19,472
4.50%, 09/15/32	90	88,496
4.50%, 09/15/34	50	48,409
4.80%, 01/15/53(c)	60	55,224
6.50%, 10/15/37	135	152,316
TJX Companies Inc. (The)
1.15%, 05/15/28	20	18,101
2.25%, 09/15/26	120	116,449
4.50%, 04/15/50	30	26,946
Tractor Supply Co.
1.75%, 11/01/30	15	12,749
5.25%, 05/15/33	60	60,800
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	40	36,395
Walgreen Co., 4.40%, 09/15/42	20	13,944
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	30	25,152
3.45%, 06/01/26	95	92,850
4.10%, 04/15/50	60	42,151
4.50%, 11/18/34	20	16,358
4.65%, 06/01/46	20	14,048
4.80%, 11/18/44	60	47,282
8.13%, 08/15/29(c)	50	50,393
Yum! Brands Inc.
3.63%, 03/15/31	67	60,724
4.63%, 01/31/32	85	79,861
4.75%, 01/15/30(b)	55	53,261
5.35%, 11/01/43	20	18,918
5.38%, 04/01/32	60	59,088
6.88%, 11/15/37	20	21,602
		10,735,395
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	5	4,774
2.97%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)	45	43,490
3.96%, 07/18/30(a)(b)	50	48,175
4.00%, 09/14/26(b)	55	54,290
4.30%, 03/08/29(a)(b)	220	216,596
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(b)	235	241,737
		609,062
Semiconductors — 1.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32	10	9,471
ams-OSRAM AG, 12.25%, 03/30/29(b)	30	31,728
Analog Devices Inc.
1.70%, 10/01/28	60	54,588
2.10%, 10/01/31	60	51,358
2.80%, 10/01/41	65	47,636
2.95%, 10/01/51	93	61,557
3.50%, 12/05/26	40	39,395
Applied Materials Inc.
1.75%, 06/01/30	60	52,159
2.75%, 06/01/50	55	35,597
3.30%, 04/01/27	127	124,503
4.35%, 04/01/47	57	49,677
Security	Par (000)	Value
Semiconductors (continued)
5.10%, 10/01/35	$40	$40,746
5.85%, 06/15/41	54	57,464
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	70	68,197
3.88%, 01/15/27	155	153,288
Broadcom Inc.
1.95%, 02/15/28(b)	5	4,649
2.45%, 02/15/31(b)	200	175,547
2.60%, 02/15/33(b)	110	92,830
3.14%, 11/15/35(b)	225	187,495
3.19%, 11/15/36(b)	195	160,492
3.42%, 04/15/33(b)	178	158,948
3.46%, 09/15/26	40	39,408
3.47%, 04/15/34(b)	200	176,586
3.50%, 02/15/41(b)	210	167,118
3.75%, 02/15/51(b)	125	95,215
4.00%, 04/15/29(b)	60	58,463
4.11%, 09/15/28	145	142,802
4.15%, 02/15/28	100	98,917
4.15%, 11/15/30	100	96,798
4.15%, 04/15/32(b)	95	90,390
4.30%, 11/15/32	165	158,086
4.75%, 04/15/29	65	65,144
4.80%, 10/15/34	140	137,004
4.93%, 05/15/37(b)	180	174,720
5.00%, 04/15/30	20	20,268
5.05%, 07/12/29	185	187,379
5.15%, 11/15/31	110	111,644
Series ., 4.55%, 02/15/32	120	117,304
Entegris Inc.
3.63%, 05/01/29(b)	30	27,793
4.38%, 04/15/28(b)	30	28,969
4.75%, 04/15/29(b)	115	111,082
5.95%, 06/15/30(b)	60	60,029
Intel Corp.
2.00%, 08/12/31	35	29,223
2.45%, 11/15/29	70	62,861
2.60%, 05/19/26	50	48,868
3.05%, 08/12/51	30	18,244
3.10%, 02/15/60	50	28,415
3.15%, 05/11/27	20	19,352
3.20%, 08/12/61	35	20,370
3.73%, 12/08/47	300	212,633
4.00%, 08/05/29	60	57,845
4.10%, 05/11/47	100	75,718
4.15%, 08/05/32	150	139,977
4.60%, 03/25/40	5	4,366
4.75%, 03/25/50	55	45,390
4.88%, 02/10/28	375	376,714
4.90%, 08/05/52	10	8,402
5.05%, 08/05/62	15	12,537
5.13%, 02/10/30	135	136,050
5.15%, 02/21/34(c)	75	73,830
5.20%, 02/10/33(c)	180	178,451
5.60%, 02/21/54	130	121,178
5.63%, 02/10/43	220	210,797
5.70%, 02/10/53	375	353,078
5.90%, 02/10/63	195	186,805
KLA Corp.
3.30%, 03/01/50	70	49,859
4.10%, 03/15/29	70	68,915
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.65%, 07/15/32	$70	$69,622
4.95%, 07/15/52	85	79,465
5.25%, 07/15/62	60	57,679
Lam Research Corp.
1.90%, 06/15/30	70	61,257
2.88%, 06/15/50	65	42,448
3.13%, 06/15/60	44	27,980
3.75%, 03/15/26	75	74,501
4.00%, 03/15/29	93	91,402
4.88%, 03/15/49	55	50,891
Marvell Technology Inc.
1.65%, 04/15/26	50	48,374
2.45%, 04/15/28	27	25,211
2.95%, 04/15/31	65	58,165
4.88%, 06/22/28	80	80,179
Microchip Technology Inc., 5.05%, 03/15/29	105	105,779
Micron Technology Inc.
2.70%, 04/15/32	55	47,138
3.37%, 11/01/41	55	41,395
3.48%, 11/01/51	45	31,166
4.19%, 02/15/27	102	101,266
4.66%, 02/15/30	90	88,832
5.30%, 01/15/31	10	10,141
5.33%, 02/06/29	76	77,115
5.88%, 02/09/33	65	67,695
5.88%, 09/15/33	55	57,465
6.75%, 11/01/29	10	10,734
NVIDIA Corp.
1.55%, 06/15/28	70	64,385
2.00%, 06/15/31	80	69,342
2.85%, 04/01/30	146	135,720
3.20%, 09/16/26	80	78,848
3.50%, 04/01/40	84	71,071
3.50%, 04/01/50	80	61,536
3.70%, 04/01/60	52	39,904
NXP BV/NXP Funding LLC
5.35%, 03/01/26	40	40,169
5.55%, 12/01/28	60	61,352
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	70	60,674
2.65%, 02/15/32	90	77,235
3.13%, 02/15/42	45	32,835
3.15%, 05/01/27	82	79,510
3.25%, 05/11/41	75	56,308
3.25%, 11/30/51	20	13,340
3.40%, 05/01/30	89	82,942
3.88%, 06/18/26	50	49,572
4.30%, 06/18/29	40	39,149
4.40%, 06/01/27	10	9,963
5.00%, 01/15/33	50	49,574
ON Semiconductor Corp., 3.88%, 09/01/28(b)	40	37,841
Qorvo Inc.
3.38%, 04/01/31(b)	55	48,108
4.38%, 10/15/29	74	70,793
Qualcomm Inc.
1.30%, 05/20/28	50	45,555
1.65%, 05/20/32	205	166,337
2.15%, 05/20/30	30	26,775
3.25%, 05/20/27	215	210,579
3.25%, 05/20/50	70	49,116
4.25%, 05/20/32	5	4,863
Security	Par (000)	Value
Semiconductors (continued)
4.30%, 05/20/47	$145	$123,320
4.50%, 05/20/52	85	73,438
4.65%, 05/20/35	60	59,021
4.80%, 05/20/45	40	36,923
5.40%, 05/20/33	50	52,146
6.00%, 05/20/53	85	90,676
Renesas Electronics Corp., 2.17%, 11/25/26(b)	50	47,843
SK Hynix Inc., 2.38%, 01/19/31(d)	200	174,014
Skyworks Solutions Inc.
1.80%, 06/01/26	75	72,154
3.00%, 06/01/31	52	44,945
Synaptics Inc., 4.00%, 06/15/29(b)(c)	30	27,794
Texas Instruments Inc.
1.13%, 09/15/26	55	52,501
1.75%, 05/04/30	70	61,174
1.90%, 09/15/31	70	59,779
2.25%, 09/04/29	95	86,713
2.70%, 09/15/51	30	18,864
2.90%, 11/03/27	57	55,067
3.65%, 08/16/32	30	27,992
3.88%, 03/15/39	80	70,937
4.15%, 05/15/48	99	83,082
4.60%, 02/15/28	50	50,500
4.85%, 02/08/34	80	80,229
5.00%, 03/14/53	55	52,002
5.05%, 05/18/63	115	107,481
5.15%, 02/08/54	55	53,261
TSMC Arizona Corp.
2.50%, 10/25/31	205	180,452
3.13%, 10/25/41	210	167,372
TSMC Global Ltd.
1.00%, 09/28/27(d)	200	183,420
1.25%, 04/23/26(d)	200	192,871
1.38%, 09/28/30(d)	200	168,873
Xilinx Inc., 2.38%, 06/01/30	101	90,500
		12,246,962
Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26(b)	25	25,010
Adobe Inc.
2.15%, 02/01/27	125	120,291
2.30%, 02/01/30	136	123,121
4.80%, 04/04/29	50	50,834
4.95%, 04/04/34	60	60,562
Autodesk Inc.
2.40%, 12/15/31	90	77,224
2.85%, 01/15/30	55	50,556
3.50%, 06/15/27	47	45,927
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	70	61,252
2.90%, 12/01/29	90	82,808
3.40%, 06/27/26	45	44,266
Cadence Design Systems Inc., 4.70%, 09/10/34	80	77,912
Camelot Finance SA, 4.50%, 11/01/26(b)	45	44,275
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	60	56,320
4.88%, 07/01/29(b)	55	50,465
Concentrix Corp.
6.60%, 08/02/28(c)	55	57,421
6.85%, 08/02/33(c)	45	46,783
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	20	19,960
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.50%, 10/15/28(b)	$30	$30,080
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	15	15,312
Dye & Durham Ltd., 8.63%, 04/15/29(b)	35	36,591
Elastic NV, 4.13%, 07/15/29(b)	40	37,794
Electronic Arts Inc.
1.85%, 02/15/31	70	59,469
2.95%, 02/15/51	45	29,039
4.80%, 03/01/26	37	37,036
Fair Isaac Corp.
4.00%, 06/15/28(b)	60	57,461
5.25%, 05/15/26(b)	30	30,003
Fidelity National Information Services Inc.
1.15%, 03/01/26	105	101,456
1.65%, 03/01/28	45	41,275
2.25%, 03/01/31	25	21,655
3.10%, 03/01/41	46	34,051
4.50%, 08/15/46	25	21,185
5.10%, 07/15/32	55	55,292
Fiserv Inc.
2.25%, 06/01/27	120	114,320
2.65%, 06/01/30	99	89,012
3.20%, 07/01/26	174	170,827
3.50%, 07/01/29	160	151,783
4.20%, 10/01/28	65	64,014
4.40%, 07/01/49	142	118,981
5.15%, 08/12/34	60	59,837
5.45%, 03/02/28	100	102,382
5.45%, 03/15/34	65	66,147
5.63%, 08/21/33	120	124,023
Intuit Inc.
1.35%, 07/15/27	42	39,248
1.65%, 07/15/30	42	36,191
5.13%, 09/15/28	55	56,385
5.20%, 09/15/33	125	128,032
5.25%, 09/15/26	60	60,816
5.50%, 09/15/53	75	75,860
Open Text Corp.
3.88%, 02/15/28(b)	65	61,535
3.88%, 12/01/29(b)	60	55,202
6.90%, 12/01/27(b)	40	41,366
Open Text Holdings Inc.
4.13%, 02/15/30(b)	60	55,428
4.13%, 12/01/31(b)	47	42,109
PTC Inc., 4.00%, 02/15/28(b)	30	28,884
Rackspace Finance LLC, 3.50%, 05/15/28(b)	25	13,921
RingCentral Inc., 8.50%, 08/15/30(b)(c)	30	31,634
Roper Technologies Inc.
1.40%, 09/15/27	80	73,901
1.75%, 02/15/31	66	55,445
2.00%, 06/30/30	65	56,662
2.95%, 09/15/29	55	51,154
3.80%, 12/15/26	49	48,406
4.20%, 09/15/28	40	39,474
4.90%, 10/15/34	65	63,910
ServiceNow Inc., 1.40%, 09/01/30	150	126,608
Twilio Inc.
3.63%, 03/15/29	35	32,662
3.88%, 03/15/31	35	31,832
VMware LLC
1.40%, 08/15/26	145	138,342
Security	Par (000)	Value
Software (continued)
1.80%, 08/15/28	$50	$45,482
2.20%, 08/15/31	120	102,175
3.90%, 08/21/27	142	139,340
4.65%, 05/15/27	57	57,113
4.70%, 05/15/30	77	76,312
Workday Inc.
3.50%, 04/01/27	65	63,668
3.70%, 04/01/29	10	9,631
3.80%, 04/01/32	75	69,537
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	40	37,079
		4,809,356
Telecommunications — 1.5%
America Movil SAB de CV
2.88%, 05/07/30	10	9,106
4.38%, 07/16/42	25	21,647
4.38%, 04/22/49	45	38,200
6.13%, 03/30/40	210	222,734
6.38%, 03/01/35	115	124,954
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	60	42,723
4.30%, 07/29/49	45	36,248
4.46%, 04/01/48	95	78,740
5.10%, 05/11/33	25	24,760
5.20%, 02/15/34(c)	60	59,748
5.55%, 02/15/54	45	43,122
7.00%, 09/15/55(a)	35	35,125
Series US-4, 3.65%, 03/17/51	45	32,356
Series US-6, 3.20%, 02/15/52	50	32,706
Ciena Corp., 4.00%, 01/31/30(b)	30	27,878
CommScope LLC
4.75%, 09/01/29(b)	61	54,901
7.13%, 07/01/28(b)	40	37,889
8.25%, 03/01/27(b)(c)	80	78,800
9.50%, 12/15/31(b)(c)	65	67,713
CommScope Technologies LLC, 5.00%, 03/15/27(b)	45	42,399
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	125	114,401
Consolidated Communications Inc.
5.00%, 10/01/28(b)	30	28,654
6.50%, 10/01/28(b)	50	48,841
Corning Inc.
3.90%, 11/15/49	32	24,834
4.38%, 11/15/57	57	46,329
4.70%, 03/15/37	14	13,299
4.75%, 03/15/42	40	36,456
5.35%, 11/15/48	31	29,952
5.45%, 11/15/79	60	56,397
5.75%, 08/15/40	36	36,896
5.85%, 11/15/68	20	20,000
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	110	108,799
5.88%, 10/15/27(b)	80	80,023
5.88%, 11/01/29	50	50,051
6.00%, 01/15/30(b)	70	70,253
6.75%, 05/01/29(b)	65	65,844
8.63%, 03/15/31(b)	55	58,784
8.75%, 05/15/30(b)	80	84,627
Frontier Florida LLC, Series E, 6.86%, 02/01/28	25	25,723
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	188,305
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	200	186,998
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Juniper Networks Inc.
2.00%, 12/10/30	$52	$44,288
3.75%, 08/15/29	45	43,236
5.95%, 03/15/41	40	40,356
Level 3 Financing Inc.
3.88%, 10/15/30(b)(c)	45	35,384
4.00%, 04/15/31(b)	45	34,983
4.50%, 04/01/30(b)	60	49,632
4.88%, 06/15/29(b)	50	43,403
10.00%, 10/15/32(b)	50	50,034
10.50%, 04/15/29(b)	40	44,802
10.50%, 05/15/30(b)	62	67,618
10.75%, 12/15/30(b)	70	78,636
11.00%, 11/15/29(b)	120	135,435
Lumen Technologies Inc.
4.13%, 04/15/29(b)	23	21,280
4.13%, 04/15/30(b)	23	20,966
4.50%, 01/15/29(b)	25	20,740
5.38%, 06/15/29(b)(c)	15	12,522
10.00%, 10/15/32(b)	40	40,161
Series P, 7.60%, 09/15/39	25	20,240
Series U, 7.65%, 03/15/42	15	12,339
Millicom International Cellular SA, 6.25%, 03/25/29(d)	180	178,411
Motorola Solutions Inc.
4.60%, 02/23/28	80	79,985
4.60%, 05/23/29	80	79,433
5.40%, 04/15/34	80	81,242
5.50%, 09/01/44	40	39,239
Nokia OYJ
4.38%, 06/12/27	30	29,656
6.63%, 05/15/39	35	36,270
Ooredoo International Finance Ltd., 2.63%, 04/08/31(d)	200	176,535
Rogers Communications Inc.
2.90%, 11/15/26	84	81,631
3.70%, 11/15/49	80	56,831
3.80%, 03/15/32	120	109,439
4.30%, 02/15/48	80	63,892
4.35%, 05/01/49	81	64,440
4.50%, 03/15/42	65	55,914
4.50%, 03/15/43	55	46,955
4.55%, 03/15/52	95	77,267
5.00%, 02/15/29	30	30,109
5.00%, 03/15/44	55	49,705
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	52	50,861
5.30%, 02/15/34	70	69,308
5.45%, 10/01/43	20	19,139
7.13%, 04/15/55(a)	28	28,097
7.50%, 08/15/38	40	46,113
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	20	14,628
Telecom Italia Capital SA
6.00%, 09/30/34	40	38,285
6.38%, 11/15/33	40	39,700
7.20%, 07/18/36	40	40,875
7.72%, 06/04/38	30	31,059
TELUS Corp.
2.80%, 02/16/27	37	35,735
3.40%, 05/13/32	60	54,154
3.70%, 09/15/27	95	92,989
4.30%, 06/15/49	40	31,910
Security	Par (000)	Value
Telecommunications (continued)
4.60%, 11/16/48	$50	$42,128
U.S. Cellular Corp., 6.70%, 12/15/33	40	43,199
Verizon Communications Inc.
1.50%, 09/18/30	87	73,639
1.68%, 10/30/30	80	67,865
1.75%, 01/20/31	140	118,118
2.10%, 03/22/28	129	120,167
2.36%, 03/15/32	356	301,602
2.55%, 03/21/31	199	175,025
2.63%, 08/15/26	70	68,239
2.65%, 11/20/40	169	120,024
2.85%, 09/03/41	65	46,674
2.88%, 11/20/50	195	124,723
2.99%, 10/30/56	240	147,869
3.00%, 03/22/27	37	35,960
3.00%, 11/20/60	117	71,291
3.15%, 03/22/30	104	96,700
3.40%, 03/22/41	257	201,054
3.55%, 03/22/51	394	289,393
3.70%, 03/22/61	250	177,370
3.85%, 11/01/42	55	44,808
3.88%, 02/08/29	114	111,113
3.88%, 03/01/52	70	53,649
4.00%, 03/22/50	89	70,106
4.02%, 12/03/29	268	260,887
4.13%, 03/16/27	279	277,181
4.13%, 08/15/46	80	65,371
4.33%, 09/21/28	125	124,083
4.40%, 11/01/34	157	149,039
4.50%, 08/10/33	161	155,130
4.52%, 09/15/48	105	90,896
4.67%, 03/15/55	35	30,118
4.75%, 11/01/41	37	34,100
4.78%, 02/15/35(b)	190	185,331
4.81%, 03/15/39	84	79,296
4.86%, 08/21/46	145	133,096
5.01%, 04/15/49	55	52,519
5.01%, 08/21/54	55	50,402
5.25%, 03/16/37	80	80,349
5.50%, 03/16/47	32	32,018
5.50%, 02/23/54	70	69,407
5.85%, 09/15/35	27	28,440
6.40%, 09/15/33	27	29,629
6.55%, 09/15/43	52	58,291
7.75%, 12/01/30	55	63,000
Viasat Inc.
5.63%, 04/15/27(b)	50	48,302
6.50%, 07/15/28(b)(c)	25	21,623
7.50%, 05/30/31(b)(c)	50	37,491
Viavi Solutions Inc., 3.75%, 10/01/29(b)	30	27,523
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	145	149,956
		10,167,271
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	15	14,559
3.55%, 11/19/26	60	58,841
3.90%, 11/19/29	100	95,364
5.10%, 05/15/44	40	35,517
6.05%, 05/14/34	30	30,833
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
6.35%, 03/15/40	$45	$46,740
		281,854
Transportation — 0.2%
AP Moller - Maersk A/S
4.50%, 06/20/29(b)(c)	55	54,758
5.88%, 09/14/33(b)	60	62,694
CH Robinson Worldwide Inc., 4.20%, 04/15/28	55	54,159
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(d)	200	168,868
JB Hunt Transport Services Inc., 3.88%, 03/01/26	70	69,467
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	174,206
RXO Inc., 7.50%, 11/15/27(b)	25	25,699
Ryder System Inc.
2.85%, 03/01/27	70	67,624
2.90%, 12/01/26	50	48,540
4.30%, 06/15/27	60	59,533
5.25%, 06/01/28	50	50,892
5.38%, 03/15/29	25	25,598
5.50%, 06/01/29	30	30,857
5.65%, 03/01/28	25	25,704
6.30%, 12/01/28	20	21,099
6.60%, 12/01/33	70	76,516
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	182,901
XPO CNW Inc., 6.70%, 05/01/34	20	20,610
XPO Inc.
6.25%, 06/01/28(b)	70	70,988
7.13%, 06/01/31(b)	50	51,781
7.13%, 02/01/32(b)	45	46,709
		1,389,203
Trucking & Leasing — 0.1%
GATX Corp.
1.90%, 06/01/31	60	50,203
3.10%, 06/01/51	45	29,136
3.25%, 09/15/26	30	29,404
3.50%, 03/15/28	25	24,163
3.85%, 03/30/27	35	34,441
4.00%, 06/30/30	90	86,519
4.55%, 11/07/28	25	24,932
4.70%, 04/01/29	35	34,842
5.20%, 03/15/44	25	23,629
5.40%, 03/15/27	5	5,064
5.45%, 09/15/33	10	10,189
6.05%, 03/15/34	70	74,078
6.05%, 06/05/54	15	15,407
		442,007
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	65	59,335
2.95%, 09/01/27	5	4,820
3.25%, 06/01/51	25	17,173
3.45%, 06/01/29	92	87,810
3.45%, 05/01/50	39	27,989
3.75%, 09/01/28	45	43,780
3.75%, 09/01/47	31	23,809
4.00%, 12/01/46	25	19,929
4.15%, 06/01/49	37	29,969
4.20%, 09/01/48	30	24,593
4.30%, 12/01/42	37	32,325
4.30%, 09/01/45	20	16,998
4.45%, 06/01/32	60	58,086
Security	Par (000)	Value
Water (continued)
5.15%, 03/01/34	$20	$20,122
5.45%, 03/01/54	50	49,012
6.59%, 10/15/37	55	61,919
		577,669
Total Corporate Bonds & Notes — 30.4% (Cost: $219,030,456)		210,341,611
Foreign Government Obligations(g)
Argentina — 0.3%
Argentina Bonar Bonds
0.75%, 07/09/30(h)	312	225,017
1.00%, 07/09/29	54	40,718
3.50%, 07/09/41(h)	50	29,462
4.13%, 07/09/35(h)	370	231,915
5.00%, 01/09/38(h)	190	122,885
Argentina Republic Government International Bonds
0.75%, 07/09/30(c)(h)	414	301,498
1.00%, 07/09/29	90	68,861
3.50%, 07/09/41(h)	280	164,915
4.13%, 07/09/35(h)	525	332,253
4.13%, 07/09/46(c)(h)	63	39,914
5.00%, 01/09/38(c)(h)	290	194,278
		1,751,716
Brazil — 0.1%
Brazil Government International Bonds
5.00%, 01/27/45	200	153,364
5.63%, 01/07/41	300	266,632
7.13%, 01/20/37	125	133,067
8.25%, 01/20/34	200	224,216
10.13%, 05/15/27(c)	120	132,232
		909,511
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)	70	67,865
Canada — 0.9%
Canada Government International Bonds
0.75%, 05/19/26	170	163,360
3.75%, 04/26/28	210	208,394
4.63%, 04/30/29(c)	155	158,302
CDP Financial Inc.
1.00%, 05/26/26(b)	50	48,069
4.25%, 07/25/28(b)	255	255,079
CPPIB Capital Inc.
0.88%, 09/09/26(b)	5	4,759
4.25%, 07/20/28(b)	270	270,229
Export Development Canada
3.00%, 05/25/27	200	195,243
3.75%, 09/07/27	150	148,936
3.88%, 02/14/28	125	124,325
4.13%, 02/13/29	220	220,019
4.38%, 06/29/26	135	135,373
4.75%, 06/05/34	60	61,979
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	250	211,015
2.00%, 04/16/31(b)	250	216,844
4.63%, 04/10/29(b)	5	5,058
Province of Alberta Canada
1.30%, 07/22/30	115	98,442
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.05%, 08/17/26(b)	$100	$96,927
3.30%, 03/15/28	25	24,372
4.50%, 01/24/34	50	49,667
Province of British Columbia Canada
0.90%, 07/20/26	155	148,212
1.30%, 01/29/31	90	75,773
2.25%, 06/02/26	55	53,685
4.20%, 07/06/33	110	107,359
4.75%, 06/12/34	130	131,328
4.80%, 11/15/28	150	152,829
4.90%, 04/24/29	110	112,568
7.25%, 09/01/36	20	24,306
Province of Manitoba Canada
1.50%, 10/25/28	65	59,085
2.13%, 06/22/26	245	238,363
4.30%, 07/27/33	5	4,906
4.90%, 05/31/34	60	61,262
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,606
Province of Ontario Canada
1.05%, 04/14/26	130	125,554
1.05%, 05/21/27	110	102,714
1.13%, 10/07/30	125	105,351
1.60%, 02/25/31	75	64,211
1.80%, 10/14/31	125	106,409
2.00%, 10/02/29	95	86,124
2.13%, 01/21/32	75	64,856
2.30%, 06/15/26	70	68,328
2.50%, 04/27/26	120	117,663
3.10%, 05/19/27	90	87,904
3.70%, 09/17/29	20	19,530
4.20%, 01/18/29	150	149,691
5.05%, 04/24/34	100	103,303
Province of Quebec Canada
1.35%, 05/28/30	90	77,654
2.50%, 04/20/26	90	88,320
2.75%, 04/12/27	68	65,977
3.63%, 04/13/28	200	196,695
4.25%, 09/05/34	30	29,184
4.50%, 04/03/29	105	105,889
4.50%, 09/08/33	105	104,683
Series PD, 7.50%, 09/15/29	110	124,399
Province of Saskatchewan Canada, 3.25%, 06/08/27	5	4,887
PSP Capital Inc.
1.63%, 10/26/28(b)	15	13,704
3.75%, 10/02/29(b)	5	4,896
		5,903,600
Chile — 0.2%
Chile Government International Bonds
3.24%, 02/06/28	200	191,340
3.50%, 01/25/50	200	144,061
3.86%, 06/21/47	200	155,164
4.00%, 01/31/52	200	155,406
4.95%, 01/05/36	200	194,086
5.33%, 01/05/54	200	190,765
		1,030,822
Colombia — 0.1%
Colombia Government International Bonds
4.50%, 03/15/29	200	188,406
5.00%, 06/15/45	200	140,083
6.13%, 01/18/41	300	250,407
Security	Par (000)	Value
Colombia (continued)
7.38%, 09/18/37	$300	$291,820
		870,716
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34(d)	200	206,542
Denmark — 0.0%
Kommunekredit, 4.63%, 03/05/27(d)	200	201,558
Finland — 0.0%
Kuntarahoitus OYJ
4.13%, 12/15/27(b)	5	5,000
4.88%, 01/13/27(b)	200	202,505
4.88%, 04/23/27(b)	20	20,278
		227,783
France — 0.4%
Agence Francaise de Developpement EPIC, 4.50%, 03/05/29(d)	400	400,422
Caisse d'Amortissement de la Dette Sociale
1.00%, 10/21/30(b)	10	8,338
1.25%, 10/28/26(b)	5	4,760
1.38%, 01/20/31(b)	330	278,583
3.75%, 05/24/28(b)	315	310,135
4.25%, 01/24/27(b)	600	599,791
4.50%, 05/22/29(b)	205	206,482
4.88%, 09/19/26(b)	205	206,811
Caisse des Depots et Consignations, 4.25%, 01/31/27(d)	200	199,527
SFIL SA, 5.00%, 04/26/27(d)	200	202,190
		2,417,039
Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(d)	100	96,404
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	200	190,869
2.63%, 02/04/51(b)	200	134,667
4.75%, 01/12/28(b)	200	201,936
Hong Kong Government International Bonds
1.38%, 02/02/31(b)	200	170,545
4.00%, 06/07/33(b)	200	195,725
		893,742
Hungary — 0.1%
Hungary Government International Bonds
2.13%, 09/22/31(d)	200	163,106
5.50%, 03/26/36(d)	200	195,694
6.25%, 09/22/32(d)	200	208,476
7.63%, 03/29/41	166	192,799
		760,075
Indonesia — 0.5%
Indonesia Government International Bonds
2.85%, 02/14/30	200	182,689
3.05%, 03/12/51	200	134,785
3.20%, 09/23/61	200	128,607
3.40%, 09/18/29	200	189,188
4.35%, 01/11/48	200	171,689
4.55%, 01/11/28	200	199,610
4.65%, 09/20/32	200	194,788
4.70%, 02/10/34	200	193,611
4.85%, 01/11/33	200	196,885
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
5.10%, 02/10/54	$400	$377,122
6.75%, 01/15/44(d)	200	229,846
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	174,233
4.15%, 03/29/27(d)	200	198,653
4.40%, 06/06/27(d)	200	199,659
4.70%, 06/06/32(d)	200	196,057
5.10%, 07/02/29(d)	200	202,456
		3,169,878
Israel — 0.2%
Israel Government International Bonds
2.88%, 03/16/26	200	196,358
5.38%, 03/12/29	200	201,694
5.50%, 03/12/34	200	201,161
5.75%, 03/12/54	200	189,393
State of Israel
3.38%, 01/15/50	400	270,856
3.80%, 05/13/60(d)	200	134,072
		1,193,534
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	235	217,163
3.88%, 05/06/51	260	184,029
4.00%, 10/17/49	20	14,898
5.38%, 06/15/33	70	71,933
		488,023
Japan — 0.1%
Development Bank of Japan Inc.
1.00%, 08/27/30(b)	10	8,373
1.25%, 10/20/26(b)	5	4,762
1.75%, 10/20/31(b)	5	4,241
1.88%, 08/28/29(b)	10	9,004
4.50%, 01/30/34(b)	200	199,887
5.13%, 09/01/26(b)	5	5,057
Japan International Cooperation Agency
1.00%, 07/22/30	50	41,907
2.13%, 10/20/26	46	44,403
2.75%, 04/27/27	10	9,669
4.00%, 05/23/28	200	198,364
4.75%, 05/21/29	215	218,134
		743,801
Kazakhstan — 0.0%
Kazakhstan Government International Bonds, 4.88%, 10/14/44(d)	200	186,449
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(b)	75	74,413
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	200	182,091
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)	305	299,152
3.63%, 10/01/26(b)	200	198,445
4.25%, 01/25/29(b)	205	205,364
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	45	38,248
4.00%, 06/01/28(b)	230	229,050
Security	Par (000)	Value
Netherlands (continued)
4.38%, 02/28/29(b)	$5	$5,030
		975,289
Norway — 0.1%
Kommunalbanken AS
1.13%, 10/26/26(b)	15	14,283
1.13%, 06/14/30(b)	200	170,939
4.25%, 01/24/29(b)	200	200,599
		385,821
Panama — 0.2%
Panama Government International Bonds
2.25%, 09/29/32	200	146,013
3.16%, 01/23/30	200	172,797
4.50%, 05/15/47	400	270,782
4.50%, 04/16/50	200	131,160
6.70%, 01/26/36	100	96,622
7.88%, 03/01/57	200	200,303
8.88%, 09/30/27	55	59,240
9.38%, 04/01/29	100	111,047
		1,187,964
Paraguay — 0.0%
Paraguay Government International Bonds, 3.85%, 06/28/33(d)	200	177,434
Peru — 0.2%
Peru Government International Bonds
1.86%, 12/01/32	100	77,808
2.78%, 01/23/31	145	126,947
2.78%, 12/01/60	65	36,432
3.00%, 01/15/34	110	91,114
3.30%, 03/11/41	70	52,440
3.55%, 03/10/51	75	52,963
3.60%, 01/15/72	85	54,253
5.38%, 02/08/35	200	196,901
5.63%, 11/18/50	100	96,725
6.55%, 03/14/37	70	74,909
8.75%, 11/21/33	100	121,401
		981,893
Poland — 0.2%
Bank Gospodarstwa Krajowego, 5.75%, 07/09/34(d)	200	204,499
Republic of Poland Government International Bonds
3.25%, 04/06/26	90	88,837
4.88%, 02/12/30	120	120,704
4.88%, 10/04/33	90	88,497
5.13%, 09/18/34	100	99,556
5.38%, 02/12/35	100	101,057
5.50%, 11/16/27	80	81,830
5.50%, 04/04/53	215	207,698
5.50%, 03/18/54	200	192,916
		1,185,594
Qatar — 0.2%
Qatar Government International Bonds
3.75%, 04/16/30(d)	200	193,161
4.00%, 03/14/29(d)	200	196,514
4.40%, 04/16/50(d)	200	174,935
4.63%, 06/02/46(d)	200	183,647
4.75%, 05/29/34(d)	200	202,455
4.82%, 03/14/49(d)	200	186,968
5.10%, 04/23/48(d)	200	194,712
5.75%, 01/20/42(b)	200	213,049
		1,545,441
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania — 0.1%
Romania Government International Bonds
3.00%, 02/27/27(d)	$50	$48,022
3.00%, 02/14/31(d)	100	83,916
3.63%, 03/27/32(d)	66	55,424
4.00%, 02/14/51(d)	100	64,486
5.13%, 06/15/48(d)	60	46,339
5.25%, 11/25/27(d)	60	59,651
6.00%, 05/25/34(d)	50	47,181
6.13%, 01/22/44(c)(d)	60	53,224
6.38%, 01/30/34(d)	200	194,596
6.63%, 02/17/28(d)	100	102,738
7.13%, 01/17/33(d)	90	92,594
7.63%, 01/17/53(d)	50	51,331
		899,502
South Africa — 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/29	200	188,648
5.65%, 09/27/47	200	152,918
6.25%, 03/08/41	225	197,053
		538,619
South Korea — 0.1%
Korea Development Bank (The)
4.38%, 02/15/28	200	200,132
4.63%, 02/15/27	200	201,197
Korea International Bonds
1.75%, 10/15/31	200	170,525
4.50%, 07/03/29	200	202,306
Korea Mine Rehabilitation & Mineral Resources Corp., 5.13%, 05/08/29(d)	200	203,333
		977,493
Supranational — 1.8%
Africa Finance Corp., 4.38%, 04/17/26(d)	200	198,058
African Development Bank
0.88%, 03/23/26	115	111,116
0.88%, 07/22/26	245	234,450
3.50%, 09/18/29	170	165,861
4.38%, 11/03/27	185	186,511
4.38%, 03/14/28	95	95,863
4.63%, 01/04/27	85	85,779
Council of Europe Development Bank
0.88%, 09/22/26	210	199,974
3.63%, 01/26/28	20	19,758
3.75%, 05/25/26	20	19,903
4.13%, 01/24/29	95	95,052
4.50%, 01/15/30	5	5,085
4.63%, 06/11/27	5	5,057
European Bank for Reconstruction & Development
4.13%, 01/25/29	195	195,114
4.25%, 03/13/34	140	139,327
4.38%, 03/09/28	50	50,452
European Investment Bank
1.25%, 02/14/31	10	8,491
1.38%, 03/15/27	800	758,454
1.63%, 10/09/29	5	4,491
3.25%, 11/15/27	10	9,805
3.75%, 11/15/29	1,000	985,096
4.13%, 02/13/34	405	399,429
4.38%, 03/19/27	10	10,062
4.50%, 10/16/28	400	405,813
Security	Par (000)	Value
Supranational (continued)
4.50%, 03/14/30	$400	$406,963
Inter-American Development Bank
0.63%, 09/16/27	100	91,845
0.88%, 04/20/26	180	173,651
1.13%, 07/20/28	180	163,475
1.13%, 01/13/31	265	223,332
1.50%, 01/13/27	155	147,897
2.00%, 06/02/26	75	73,083
2.00%, 07/23/26	65	63,190
2.25%, 06/18/29	176	163,245
2.38%, 07/07/27	110	105,914
3.13%, 09/18/28	219	212,246
3.20%, 08/07/42	5	4,120
3.50%, 09/14/29	215	209,828
3.50%, 04/12/33	155	146,914
3.88%, 10/28/41	75	67,970
4.00%, 01/12/28	105	104,867
4.13%, 02/15/29	220	220,256
4.38%, 02/01/27	90	90,482
4.38%, 07/17/34	10	10,033
4.38%, 01/24/44	29	27,765
4.50%, 02/15/30	300	305,138
International Bank for Reconstruction & Development
0.75%, 11/24/27	209	191,429
0.75%, 08/26/30	156	130,349
0.85%, 02/10/27	30	27,792
0.88%, 07/15/26	65	62,263
0.88%, 05/14/30	179	152,080
1.13%, 09/13/28	380	343,597
1.25%, 02/10/31	176	149,064
1.38%, 04/20/28	240	221,258
1.63%, 11/03/31	290	246,755
1.75%, 10/23/29	275	248,022
1.88%, 10/27/26	88	84,954
2.50%, 11/22/27	110	105,697
3.13%, 06/15/27	205	200,902
3.50%, 07/12/28	240	235,747
3.63%, 09/21/29	35	34,319
3.88%, 10/16/29	300	297,173
3.88%, 02/14/30	180	178,090
3.88%, 08/28/34	260	250,959
4.00%, 08/27/26	200	199,822
4.00%, 07/25/30	75	74,516
4.00%, 01/10/31	300	297,160
4.63%, 08/01/28	225	228,981
4.63%, 01/15/32	300	306,876
4.75%, 04/10/26	60	60,391
4.75%, 11/14/33	245	252,709
4.75%, 02/15/35	25	25,785
Nordic Investment Bank
4.25%, 02/28/29	215	215,970
4.38%, 03/14/28	65	65,573
		12,289,448
Sweden — 0.1%
Kommuninvest I Sverige AB
3.50%, 08/25/27(b)	20	19,727
4.50%, 09/30/26(b)	20	20,104
Svensk Exportkredit AB
2.25%, 03/22/27	230	221,252
4.13%, 06/14/28	40	39,988
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
4.88%, 10/04/30	$60	$61,793
		362,864
Turkey — 0.0%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	198,630
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
1.70%, 03/02/31(d)	200	170,779
1.88%, 09/15/31(d)	200	169,448
2.50%, 09/30/29(d)	200	183,864
3.13%, 10/11/27(d)	200	194,230
3.13%, 09/30/49(d)	200	138,405
3.88%, 04/16/50(d)	200	158,349
4.13%, 10/11/47(d)	200	166,833
5.50%, 04/30/54(d)	200	203,906
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	181,630
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	169,581
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	181,689
UAE International Government Bonds, 2.88%, 10/19/41(d)	400	297,750
		2,216,464
United Kingdom — 0.0%
Bank of England Euro Note
4.50%, 03/05/27(b)	20	20,152
4.63%, 03/06/26(b)	50	50,215
		70,367
Uruguay — 0.1%
Uruguay Government International Bonds
4.13%, 11/20/45	100	85,561
4.38%, 01/23/31	110	107,692
4.98%, 04/20/55	128	115,815
5.10%, 06/18/50	219	205,224
7.63%, 03/21/36	120	142,120
7.88%, 01/15/33, (7.88% PIK)(c)(e)	85	99,389
		755,801
Total Foreign Government Obligations — 6.7% (Cost: $47,803,404)		46,124,186
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 22.2%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	250	245,508
4.00%, 01/01/48	32	30,205
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K048, Class A2, 3.28%, 06/25/25(a)	82	81,248
Series K058, Class A2, 2.65%, 08/25/26	75	73,196
Series K064, Class A2, 3.22%, 03/25/27	100	97,954
Series K070, Class A2, 3.30%, 11/25/27(a)	200	194,931
Series K115, Class A2, 1.38%, 06/25/30	50	42,989
Series K131, Class A2, 1.85%, 07/25/31	1,000	860,238
Series K735, Class A2, 2.86%, 05/25/26	192	189,116
Series K739, Class A2, 1.34%, 09/25/27	180	168,498
Federal National Mortgage Association-ACES
Series 2017-M3, Class A2, 2.46%, 12/25/26(a)	141	137,087
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	50	48,078
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	340	288,976
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	213,321
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	$490	$411,529
Government National Mortgage Association
2.00%, 08/20/50	143	117,615
2.00%, 11/20/50	382	314,230
2.00%, 12/20/50	2,748	2,258,609
2.00%, 01/20/51	3,745	3,078,113
2.00%, 02/20/51	1,452	1,193,221
2.00%, 10/20/51	1,016	835,854
2.00%, 12/20/51	353	289,702
2.50%, 10/20/50	459	394,601
2.50%, 01/20/51	163	140,281
2.50%, 05/20/51	1,803	1,548,368
2.50%, 08/20/51	108	92,590
2.50%, 11/20/51	3,072	2,634,985
2.50%, 12/20/51	772	662,216
2.50%, 02/20/52	1,598	1,370,626
2.50%, 08/20/52	311	267,113
3.00%, 03/20/45	28	25,166
3.00%, 12/20/45	3	3,035
3.00%, 01/20/46	3	3,026
3.00%, 03/20/46	225	203,418
3.00%, 05/20/46	2	1,856
3.00%, 08/20/46	9	8,024
3.00%, 09/20/46	80	72,772
3.00%, 04/20/49	41	37,333
3.00%, 10/15/49	27	24,063
3.00%, 12/20/49	904	809,542
3.00%, 02/20/50	315	281,356
3.00%, 07/20/50	105	93,985
3.00%, 12/20/50	144	128,865
3.00%, 08/20/51	945	842,591
3.00%, 09/20/51	800	712,565
3.00%, 10/20/51	525	467,918
3.00%, 11/20/51	122	108,635
3.00%, 02/20/52	808	720,289
3.00%, 03/15/55(i)	125	111,201
3.50%, 10/20/42	647	607,745
3.50%, 05/20/47	370	343,691
3.50%, 09/20/47	706	655,042
3.50%, 02/20/48	128	118,937
3.50%, 03/20/49	311	288,695
3.50%, 09/20/49	196	181,477
3.50%, 10/20/49	131	120,942
3.50%, 12/20/49	55	50,599
3.50%, 01/20/50	291	269,986
3.50%, 01/20/52	814	750,522
3.50%, 02/20/52	289	266,123
3.50%, 03/15/55(i)	375	344,055
4.00%, 02/20/49	689	658,772
4.00%, 01/20/50	39	37,070
4.00%, 07/20/52	81	76,973
4.00%, 08/20/52	298	281,758
4.00%, 09/20/52	689	651,634
4.00%, 12/20/52	199	187,886
4.00%, 03/15/55(i)	300	282,690
4.50%, 07/20/41	157	156,200
4.50%, 09/20/48	78	76,335
4.50%, 01/20/49	155	151,562
4.50%, 06/20/53	602	582,418
4.50%, 10/20/54	500	483,220
4.50%, 03/15/55(i)	1,125	1,085,511
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/20/52	$42	$41,869
5.00%, 09/20/52	432	427,840
5.00%, 12/20/52	335	332,230
5.00%, 01/20/53	209	207,029
5.00%, 04/20/53	128	126,480
5.00%, 11/20/54	940	928,238
5.00%, 03/15/55(i)	1,190	1,175,081
5.50%, 12/20/52	573	577,581
5.50%, 01/20/53	58	58,200
5.50%, 04/20/53	233	235,105
5.50%, 06/20/53	164	165,089
5.50%, 07/20/53	225	227,287
5.50%, 09/20/53	608	611,782
5.50%, 03/15/55(i)	1,475	1,478,630
6.00%, 09/20/53	108	109,732
6.00%, 10/20/53	163	166,229
6.00%, 07/20/54	846	857,723
6.00%, 08/20/54	414	420,021
6.00%, 03/15/55(i)	1,125	1,140,185
6.50%, 07/20/54	538	548,322
6.50%, 08/20/54	24	25,008
6.50%, 02/20/55	228	233,505
6.50%, 03/15/55(i)	1,000	1,020,234
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	139	122,881
1.50%, 10/01/36	55	48,503
1.50%, 02/01/37	1,127	991,173
1.50%, 03/01/37	1,413	1,241,747
1.50%, 04/01/37	110	96,426
1.50%, 08/01/37	96	84,581
1.50%, 03/15/40(i)	200	175,619
1.50%, 11/01/50	409	312,030
1.50%, 03/01/51	585	446,115
1.50%, 04/01/51	430	327,472
1.50%, 05/01/51	828	630,868
1.50%, 07/01/51	1,481	1,129,145
2.00%, 12/01/35	39	35,167
2.00%, 02/01/36	634	578,139
2.00%, 03/01/36	126	114,283
2.00%, 04/01/36	46	41,713
2.00%, 05/01/36	92	83,071
2.00%, 06/01/36	510	462,480
2.00%, 08/01/36	347	315,247
2.00%, 09/01/36	622	562,468
2.00%, 10/01/36	202	183,066
2.00%, 11/01/36	181	163,224
2.00%, 12/01/36	390	353,683
2.00%, 01/01/37	527	478,279
2.00%, 02/01/37	657	594,645
2.00%, 04/01/37	1,707	1,542,484
2.00%, 05/01/37	260	234,856
2.00%, 06/01/37	561	506,798
2.00%, 03/18/40(i)	550	496,358
2.00%, 07/01/50	238	192,390
2.00%, 08/01/50	751	610,638
2.00%, 09/01/50	308	248,439
2.00%, 10/01/50	707	572,005
2.00%, 11/01/50	1,563	1,262,554
2.00%, 12/01/50	53	43,081
2.00%, 01/01/51	636	514,277
2.00%, 02/01/51	358	289,540
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 03/01/51	$1,988	$1,604,531
2.00%, 04/01/51	1,199	967,065
2.00%, 05/01/51	991	798,302
2.00%, 06/01/51	757	612,317
2.00%, 07/01/51	573	462,683
2.00%, 08/01/51	1,837	1,478,886
2.00%, 10/01/51	2,586	2,087,125
2.00%, 11/01/51	2,164	1,745,956
2.00%, 12/01/51	2,429	1,969,730
2.00%, 01/01/52	2,486	2,003,039
2.00%, 02/01/52	405	325,242
2.00%, 03/01/52	42	33,939
2.00%, 04/01/52	1,071	859,214
2.00%, 03/15/55(i)	3,125	2,499,394
2.50%, 07/01/32	261	249,266
2.50%, 11/01/34	32	29,597
2.50%, 10/01/35	93	86,543
2.50%, 03/01/36	73	68,168
2.50%, 05/01/36	393	364,849
2.50%, 06/01/36	72	66,505
2.50%, 07/01/36	283	262,945
2.50%, 08/01/36	79	73,121
2.50%, 04/01/37	285	264,100
2.50%, 05/01/37	313	289,276
2.50%, 06/01/37	315	291,530
2.50%, 03/15/40(i)	600	554,886
2.50%, 10/01/50	88	74,914
2.50%, 11/01/50	1,175	996,099
2.50%, 12/01/50	269	226,700
2.50%, 01/01/51	265	222,873
2.50%, 03/01/51	473	400,539
2.50%, 04/01/51	126	105,422
2.50%, 07/01/51	353	297,992
2.50%, 08/01/51	1,328	1,127,076
2.50%, 09/01/51	1,448	1,222,442
2.50%, 10/01/51	1,000	840,959
2.50%, 11/01/51	2,169	1,825,037
2.50%, 12/01/51	3,093	2,613,606
2.50%, 01/01/52	2,795	2,348,313
2.50%, 02/01/52	413	348,998
2.50%, 03/01/52	1,235	1,035,611
2.50%, 04/01/52	1,643	1,383,870
2.50%, 03/15/55(i)	1,675	1,399,807
3.00%, 03/01/30	58	56,384
3.00%, 09/01/34	324	309,088
3.00%, 03/01/35	29	27,677
3.00%, 07/01/35	22	20,687
3.00%, 07/01/38	201	190,614
3.00%, 03/15/40(i)	825	780,557
3.00%, 11/01/46	82	73,573
3.00%, 04/01/48	530	481,415
3.00%, 11/01/48	108	96,778
3.00%, 02/01/49	761	679,419
3.00%, 12/01/49	1,081	959,024
3.00%, 08/01/50	152	135,677
3.00%, 10/01/50	231	202,409
3.00%, 01/01/51	66	58,683
3.00%, 04/01/51	72	63,003
3.00%, 07/01/51	980	863,359
3.00%, 08/01/51	383	335,640
3.00%, 11/01/51	60	52,442
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/52	$1,128	$992,381
3.00%, 02/01/52	407	356,718
3.00%, 04/01/52	4,115	3,612,261
3.00%, 05/01/52	862	756,216
3.00%, 03/15/55(i)	900	783,914
3.50%, 02/01/34	84	81,593
3.50%, 03/15/40(i)	475	456,534
3.50%, 07/01/45	1,489	1,380,716
3.50%, 07/01/47	52	48,133
3.50%, 09/01/47	532	490,054
3.50%, 10/01/47	288	265,094
3.50%, 11/01/47	70	64,506
3.50%, 02/01/48	331	304,669
3.50%, 02/01/49	52	48,210
3.50%, 03/01/49	213	196,528
3.50%, 06/01/49	315	290,098
3.50%, 08/01/49	61	56,547
3.50%, 12/01/49	291	264,909
3.50%, 02/01/51	1,493	1,369,762
3.50%, 10/01/51	661	609,072
3.50%, 06/01/52	826	756,131
3.50%, 07/01/52	285	261,700
3.50%, 03/15/55(i)	975	884,337
4.00%, 08/01/37	27	26,265
4.00%, 09/01/37	38	37,442
4.00%, 11/01/37	52	51,194
4.00%, 02/01/38	28	26,940
4.00%, 05/01/38	24	23,810
4.00%, 11/01/38	16	15,172
4.00%, 11/01/39	234	227,780
4.00%, 12/01/39	144	139,927
4.00%, 03/15/40(i)	475	462,780
4.00%, 09/01/47	35	33,008
4.00%, 05/01/48	1,030	979,259
4.00%, 09/01/48	309	293,087
4.00%, 03/01/49	156	148,645
4.00%, 07/01/49	629	597,882
4.00%, 08/01/49	224	213,680
4.00%, 04/01/50	470	446,389
4.00%, 05/01/50	225	212,948
4.00%, 03/01/51	1,105	1,050,167
4.00%, 05/01/52	473	445,912
4.00%, 06/01/52	602	566,823
4.00%, 08/01/52	550	518,386
4.00%, 03/15/55(i)	1,300	1,218,585
4.50%, 04/01/49	72	70,859
4.50%, 09/01/50	351	343,109
4.50%, 10/01/50	130	126,420
4.50%, 05/01/52	138	134,649
4.50%, 06/01/52	694	669,940
4.50%, 09/01/52	961	929,223
4.50%, 10/01/52	1,749	1,693,972
4.50%, 11/01/52	40	38,446
4.50%, 12/01/52	295	287,785
4.50%, 08/01/53	36	35,143
4.50%, 03/15/55(i)	700	674,651
4.50%, 04/15/55(i)	100	96,226
5.00%, 09/01/49	23	22,689
5.00%, 08/01/52	103	102,546
5.00%, 09/01/52	249	247,579
5.00%, 10/01/52	366	362,362
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 11/01/52	$318	$315,187
5.00%, 12/01/52	270	268,486
5.00%, 01/01/53	776	768,549
5.00%, 03/01/53	86	85,174
5.00%, 04/01/53	225	221,761
5.00%, 06/01/53	184	183,170
5.00%, 03/01/54(i)	2,900	2,852,670
5.00%, 11/01/54	628	617,807
5.00%, 01/01/55	369	363,729
5.50%, 09/01/52	101	103,282
5.50%, 11/01/52	150	151,808
5.50%, 12/01/52	568	576,317
5.50%, 01/01/53	670	679,455
5.50%, 02/01/53	297	298,455
5.50%, 03/01/53	174	176,888
5.50%, 04/01/53	143	145,478
5.50%, 05/01/53	597	598,856
5.50%, 06/01/53	43	42,896
5.50%, 03/01/54	575	576,228
5.50%, 05/01/54	277	279,150
5.50%, 11/01/54	1,211	1,223,929
5.50%, 03/15/55(i)	3,305	3,309,120
6.00%, 01/01/53	66	67,916
6.00%, 06/01/53	76	77,647
6.00%, 07/01/53	197	200,512
6.00%, 08/01/53	298	305,767
6.00%, 09/01/53	402	411,791
6.00%, 11/01/53	598	612,180
6.00%, 12/01/53	179	183,728
6.00%, 02/01/54	110	112,674
6.00%, 03/01/54	262	266,859
6.00%, 05/01/54	1,224	1,249,147
6.00%, 08/01/54	1,865	1,898,444
6.00%, 02/01/55	196	199,653
6.00%, 03/15/55(i)	1,225	1,245,013
6.50%, 10/01/53	46	47,663
6.50%, 11/01/53	54	56,149
6.50%, 12/01/53	505	525,804
6.50%, 01/01/54	708	737,941
6.50%, 02/01/54	610	637,105
6.50%, 08/01/54	636	659,977
6.50%, 09/01/54	142	146,453
6.50%, 01/01/55	262	272,006
6.50%, 03/15/55(i)	1,250	1,287,617
		153,692,426
U.S. Government Obligations — 38.2%
U.S. Treasury Note/Bond
0.38%, 09/30/27	1,100	1,003,836
0.50%, 02/28/26	800	771,781
0.50%, 05/31/27	1,000	925,703
0.50%, 08/31/27	780	716,077
0.50%, 10/31/27	230	209,947
0.63%, 07/31/26	2,000	1,906,875
0.63%, 03/31/27	800	746,813
0.63%, 11/30/27	700	639,516
0.63%, 12/31/27	1,445	1,316,530
0.63%, 05/15/30	115	96,708
0.63%, 08/15/30	2,050	1,708,867
0.75%, 03/31/26	300	289,453
0.75%, 04/30/26	1,400	1,347,227
0.75%, 08/31/26	600	571,617
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.75%, 01/31/28	$1,700	$1,550,586
0.88%, 06/30/26	2,300	2,206,113
0.88%, 09/30/26	1,900	1,809,156
0.88%, 11/15/30	1,190	999,228
1.00%, 07/31/28	2,100	1,901,648
1.13%, 10/31/26	1,100	1,049,125
1.13%, 02/28/27	700	661,883
1.13%, 02/29/28	2,130	1,960,099
1.13%, 08/31/28	2,400	2,177,438
1.13%, 02/15/31	1,015	859,816
1.13%, 05/15/40	2,000	1,273,125
1.13%, 08/15/40	1,590	1,002,694
1.25%, 11/30/26	1,900	1,812,273
1.25%, 12/31/26(c)	1,700	1,618,187
1.25%, 03/31/28	2,550	2,350,383
1.25%, 04/30/28	1,400	1,287,234
1.25%, 05/31/28	1,600	1,467,750
1.25%, 06/30/28	1,660	1,519,419
1.25%, 09/30/28	1,700	1,545,937
1.25%, 08/15/31	1,950	1,637,848
1.25%, 05/15/50	1,055	532,610
1.38%, 10/31/28	1,970	1,795,932
1.38%, 12/31/28	1,400	1,270,391
1.38%, 11/15/31	2,650	2,228,898
1.38%, 11/15/40	1,480	967,550
1.38%, 08/15/50	1,440	747,000
1.50%, 08/15/26	1,400	1,350,234
1.50%, 01/31/27	2,000	1,908,594
1.50%, 11/30/28	1,300	1,188,180
1.63%, 05/15/26	1,650	1,602,691
1.63%, 10/31/26	600	577,102
1.63%, 05/15/31	1,800	1,559,672
1.63%, 11/15/50	1,600	886,250
1.75%, 01/31/29	2,800	2,573,375
1.75%, 08/15/41	1,820	1,241,581
1.88%, 02/28/27	1,000	959,687
1.88%, 02/28/29	1,050	968,133
1.88%, 02/15/32	2,150	1,860,758
1.88%, 02/15/41	1,839	1,299,656
1.88%, 02/15/51	1,770	1,044,577
1.88%, 11/15/51	1,570	919,922
2.00%, 11/15/26	2,000	1,933,984
2.00%, 11/15/41	1,300	918,937
2.00%, 02/15/50	1,400	861,000
2.00%, 08/15/51	1,850	1,120,984
2.25%, 03/31/26	600	588,305
2.25%, 02/15/27	570	551,386
2.25%, 08/15/27	700	671,945
2.25%, 11/15/27	1,000	956,016
2.25%, 05/15/41	1,550	1,156,445
2.25%, 08/15/46	1,300	884,812
2.25%, 08/15/49	500	327,422
2.25%, 02/15/52	1,320	847,894
2.38%, 05/15/27	600	579,656
2.38%, 03/31/29	680	638,456
2.38%, 05/15/29	1,000	937,422
2.38%, 02/15/42	1,480	1,106,762
2.38%, 11/15/49	500	335,625
2.38%, 05/15/51	2,000	1,330,312
2.50%, 03/31/27	700	679,492
2.50%, 02/15/45	1,075	783,742
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.50%, 02/15/46	$760	$546,844
2.50%, 05/15/46	900	645,469
2.63%, 01/31/26	560	552,344
2.63%, 05/31/27	1,400	1,359,312
2.63%, 02/15/29	1,000	949,922
2.63%, 07/31/29	1,000	944,375
2.75%, 04/30/27	3,000	2,923,828
2.75%, 07/31/27	1,000	971,875
2.75%, 02/15/28	1,400	1,352,859
2.75%, 05/31/29	900	856,055
2.75%, 08/15/32	2,400	2,189,625
2.75%, 08/15/42	290	228,239
2.75%, 11/15/42	400	313,375
2.75%, 08/15/47	550	407,086
2.75%, 11/15/47	600	443,156
2.88%, 05/15/28	1,000	966,953
2.88%, 08/15/28	600	578,625
2.88%, 04/30/29	800	765,563
2.88%, 05/15/32	2,000	1,845,937
2.88%, 05/15/43	200	158,781
2.88%, 08/15/45	960	743,850
2.88%, 11/15/46	600	458,438
2.88%, 05/15/49	200	149,438
2.88%, 05/15/52	1,300	960,578
3.00%, 05/15/42	250	205,234
3.00%, 11/15/44	500	398,047
3.00%, 05/15/45	990	784,884
3.00%, 11/15/45	400	315,813
3.00%, 02/15/47	500	389,609
3.00%, 05/15/47	600	466,313
3.00%, 02/15/48	800	617,625
3.00%, 08/15/48	700	538,125
3.00%, 02/15/49	300	229,969
3.00%, 08/15/52	1,400	1,060,500
3.13%, 11/15/28	1,100	1,067,172
3.13%, 08/31/29	1,900	1,830,680
3.13%, 02/15/43	500	413,516
3.13%, 08/15/44	500	407,109
3.13%, 05/15/48	550	433,297
3.25%, 06/30/27	900	885,867
3.25%, 06/30/29	2,400	2,327,250
3.25%, 05/15/42	700	595,984
3.38%, 09/15/27	833	821,156
3.38%, 05/15/33	2,800	2,649,937
3.38%, 08/15/42	400	345,625
3.38%, 05/15/44	100	85,000
3.38%, 11/15/48	1,500	1,232,344
3.50%, 09/30/26	1,061	1,052,545
3.50%, 01/31/28	638	629,726
3.50%, 04/30/28	1,000	985,625
3.50%, 09/30/29	545	533,461
3.50%, 01/31/30	1,440	1,406,700
3.50%, 04/30/30	800	780,063
3.50%, 02/15/33	2,400	2,296,500
3.63%, 05/15/26	1,300	1,292,992
3.63%, 03/31/28	1,300	1,286,898
3.63%, 05/31/28	1,080	1,068,272
3.63%, 08/31/29	826	813,223
3.63%, 03/31/30	700	686,984
3.63%, 09/30/31	1,144	1,113,255
3.63%, 08/15/43	200	177,156
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 02/15/53	$1,114	$954,385
3.63%, 05/15/53	1,195	1,024,526
3.75%, 04/15/26	2,050	2,042,072
3.75%, 08/31/26	962	957,904
3.75%, 08/15/27	822	817,633
3.75%, 12/31/28	1,200	1,189,219
3.75%, 05/31/30	400	394,563
3.75%, 06/30/30	438	431,943
3.75%, 12/31/30	800	787,000
3.75%, 08/31/31	636	623,628
3.75%, 11/15/43	300	270,141
3.88%, 01/15/26	100	99,762
3.88%, 10/15/27	785	783,038
3.88%, 11/30/27	1,223	1,219,756
3.88%, 12/31/27	800	798,000
3.88%, 09/30/29	1,900	1,888,719
3.88%, 11/30/29	1,450	1,441,051
3.88%, 12/31/29	2,400	2,384,438
3.88%, 08/15/33	2,375	2,327,248
3.88%, 08/15/34	2,684	2,617,739
3.88%, 02/15/43	488	450,256
3.88%, 05/15/43	486	447,272
4.00%, 02/15/26	1,900	1,896,957
4.00%, 01/15/27	704	703,918
4.00%, 12/15/27	502	502,431
4.00%, 02/29/28	1,000	1,000,625
4.00%, 06/30/28	538	538,294
4.00%, 01/31/29	826	825,871
4.00%, 07/31/29	1,030	1,029,759
4.00%, 10/31/29	1,050	1,048,934
4.00%, 02/28/30	1,845	1,844,423
4.00%, 07/31/30	600	598,734
4.00%, 01/31/31	995	991,502
4.00%, 02/15/34	2,838	2,799,421
4.00%, 11/15/42	488	458,720
4.00%, 11/15/52	900	824,766
4.13%, 06/15/26	1,441	1,442,295
4.13%, 10/31/26	863	864,416
4.13%, 01/31/27	1,634	1,637,574
4.13%, 02/15/27	860	862,049
4.13%, 09/30/27	900	903,445
4.13%, 11/15/27	536	538,010
4.13%, 07/31/28	500	502,227
4.13%, 03/31/29	1,700	1,707,305
4.13%, 10/31/29	716	719,412
4.13%, 11/30/29	419	421,193
4.13%, 08/31/30	662	664,276
4.13%, 03/31/31	990	992,552
4.13%, 07/31/31	674	675,422
4.13%, 10/31/31	498	498,778
4.13%, 11/30/31	1,120	1,121,575
4.13%, 02/29/32	599	599,749
4.13%, 11/15/32	2,800	2,800,875
4.13%, 08/15/44	295	279,052
4.13%, 08/15/53	1,338	1,254,584
4.25%, 11/30/26	923	926,605
4.25%, 12/31/26	1,203	1,208,075
4.25%, 03/15/27	758	761,731
4.25%, 01/15/28	372	374,790
4.25%, 02/28/29	1,312	1,323,685
4.25%, 06/30/29	1,500	1,514,062
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 01/31/30	$2,487	$2,513,036
4.25%, 02/28/31	1,000	1,009,453
4.25%, 06/30/31	900	908,156
4.25%, 11/15/34	2,777	2,787,848
4.25%, 05/15/39	400	395,688
4.25%, 02/15/54	1,311	1,257,741
4.25%, 08/15/54	1,872	1,799,460
4.38%, 07/31/26	1,289	1,294,841
4.38%, 08/15/26	1,200	1,205,578
4.38%, 12/15/26	677	681,125
4.38%, 07/15/27	785	791,991
4.38%, 08/31/28	800	809,813
4.38%, 11/30/28	1,556	1,575,936
4.38%, 12/31/29	2,000	2,031,562
4.38%, 11/30/30	1,200	1,219,125
4.38%, 01/31/32	537	545,810
4.38%, 05/15/34	2,824	2,863,712
4.38%, 08/15/43	514	505,085
4.50%, 03/31/26	1,057	1,061,129
4.50%, 07/15/26	501	503,955
4.50%, 04/15/27	863	871,832
4.50%, 05/15/27	792	800,477
4.50%, 05/31/29	948	966,145
4.50%, 12/31/31	93	95,209
4.50%, 11/15/33	2,545	2,605,841
4.50%, 02/15/36	100	103,172
4.50%, 02/15/44	838	835,119
4.50%, 11/15/54	1,342	1,345,984
4.63%, 03/15/26	2,000	2,009,609
4.63%, 06/30/26	1,623	1,634,729
4.63%, 09/15/26	1,400	1,412,305
4.63%, 10/15/26	1,400	1,412,852
4.63%, 11/15/26	1,047	1,057,225
4.63%, 06/15/27	1,000	1,014,062
4.63%, 09/30/28	1,101	1,123,692
4.63%, 04/30/29	1,960	2,005,937
4.63%, 09/30/30	600	616,922
4.63%, 04/30/31	800	823,688
4.63%, 05/31/31	1,000	1,029,609
4.63%, 02/15/35	1,688	1,746,025
4.63%, 05/15/44	732	740,693
4.63%, 11/15/44	286	289,128
4.63%, 05/15/54	1,501	1,533,131
4.63%, 02/15/55	427	437,608
4.75%, 02/15/37	600	630,938
4.75%, 11/15/43	569	586,070
4.75%, 11/15/53	1,517	1,576,495
4.88%, 04/30/26	373	376,205
4.88%, 05/31/26	1,066	1,076,160
4.88%, 10/31/28	1,400	1,441,344
4.88%, 10/31/30	771	802,563
5.00%, 05/15/37	400	429,438
		263,970,901
Total U.S. Government & Agency Obligations — 60.4% (Cost: $451,334,382)		417,663,327
Total Long-Term Investments — 98.8% (Cost: $727,569,930)		683,091,300
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(j)(k)(l)	36,345,727	$36,345,727
Total Short-Term Securities — 5.3% (Cost: $36,345,727)		36,345,727
Total Investments Before TBA Sales Commitments — 104.1% (Cost: $763,915,657)		719,437,027
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
2.00%, 03/15/55	(1,075)	(859,791)
4.50%, 03/15/55	(100)	(96,379)
5.00%, 03/01/54	(375)	(368,880)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(1,318,785))		(1,325,050)
Total Investments, Net of TBA Sales Commitments — 103.9% (Cost: $762,596,872)		718,111,977
Liabilities in Excess of Other Assets — (3.9)%		(27,106,818)
Net Assets — 100.0%		$691,005,159

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$27,853,397	$8,492,330 (a)	$—	$—	$—	$36,345,727	36,345,727	$1,403,541 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® ESG Advanced Total USD Bond Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,763,925	$—	$2,763,925
Collateralized Mortgage Obligations	—	6,198,251	—	6,198,251
Corporate Bonds & Notes	—	210,341,611	—	210,341,611
Foreign Government Obligations	—	46,124,186	—	46,124,186
U.S. Government & Agency Obligations	—	417,663,327	—	417,663,327
Short-Term Securities
Money Market Funds	36,345,727	—	—	36,345,727
Liabilities
Investments
TBA Sales Commitments	—	(1,325,050)	—	(1,325,050)
	$36,345,727	$681,766,250	$—	$718,111,977
See notes to financial statements.
Schedule of Investments
46

Statement of Assets and Liabilities
February 28, 2025

iShares ESG Advanced Total USD Bond Market ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$683,091,300
Investments, at value—affiliated(c)	36,345,727
Foreign currency, at value(d)	648
Receivables:
Investments sold	9,073,226
Securities lending income—affiliated	4,634
TBA sales commitments	1,318,785
Capital shares sold	64,900
Dividends—affiliated	90,459
Interest—unaffiliated	5,407,675
Total assets	735,397,354
LIABILITIES
Bank overdraft	55,143
Collateral on securities loaned, at value	6,985,727
TBA sales commitments, at value(e)	1,325,050
Payables:
Investments purchased	35,965,608
Investment advisory fees	60,667
Total liabilities	44,392,195
Commitments and contingent liabilities
NET ASSETS	$691,005,159
NET ASSETS CONSIST OF
Paid-in capital	$766,738,203
Accumulated loss	(75,733,044)
NET ASSETS	$691,005,159
NET ASSET VALUE
Shares outstanding	15,900,000
Net asset value	$43.46
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$727,569,930
(b) Securities loaned, at value	$6,786,564
(c) Investments, at cost—affiliated	$36,345,727
(d) Foreign currency, at cost	$665
(e) Proceeds from TBA sales commitments	$1,318,785
See notes to financial statements.
47
2025 iShares Annual Financial Statements and Additional Information

Statement of Operations
Year Ended February 28, 2025

iShares ESG Advanced Total USD Bond Market ETF
INVESTMENT INCOME
Dividends—affiliated	$1,339,234
Interest—unaffiliated	23,814,911
Securities lending income—affiliated—net	64,307
Other income—unaffiliated	16,058
Total investment income	25,234,510
EXPENSES
Investment advisory	787,490
Interest expense	47
Total expenses	787,537
Less:
Investment advisory fees waived	(24,439)
Total expenses after fees waived	763,098
Net investment income	24,471,412
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(4,782,379)
Foreign currency transactions	(1)
In-kind redemptions—unaffiliated(a)	(208,113)
(4,990,493)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	19,296,843
Foreign currency translations	(24)
19,296,819
Net realized and unrealized gain	14,306,326
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,777,738
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
48

Statement of Changes in Net Assets

	iShares ESG Advanced Total USD Bond Market ETF
	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$24,471,412	$18,605,186
Net realized loss	(4,990,493)	(12,605,490)
Net change in unrealized appreciation (depreciation)	19,296,819	12,108,474
Net increase in net assets resulting from operations	38,777,738	18,108,170
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(24,090,005)	(18,397,296)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	85,977,750	19,935,401
NET ASSETS
Total increase in net assets	100,665,483	19,646,275
Beginning of period	590,339,676	570,693,401
End of period	$691,005,159	$590,339,676

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
49
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Advanced Total USD Bond Market ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Period From 06/23/20(a) to 02/28/21
Net asset value, beginning of period	$42.47	$42.27	$47.64	$49.61	$50.00
Net investment income(b)	1.60	1.35	1.01	0.60	0.35
Net realized and unrealized gain (loss)(c)	0.97	0.19	(5.38)	(2.01)	(0.42)
Net increase (decrease) from investment operations	2.57	1.54	(4.37)	(1.41)	(0.07)
Distributions from net investment income(d)	(1.58)	(1.34)	(1.00)	(0.56)	(0.32)
Net asset value, end of period	$43.46	$42.47	$42.27	$47.64	$49.61
Total Return(e)
Based on net asset value	6.17%	3.70%	(9.22)%	(2.85)%	(0.16)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%(h)
Total expenses after fees waived	0.12%	0.12%	0.11%	0.11%	0.11%(h)
Net investment income	3.73%	3.19%	2.32%	1.23%	1.03%(h)
Supplemental Data
Net assets, end of period (000)	$691,005	$590,340	$570,693	$609,795	$188,521
Portfolio turnover rate(i)(j)	100%	63%	167%	243%	216%(f)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
50

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
ESG Advanced Total USD Bond Market	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
51
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may
Notes to Financial Statements
52

Notes to Financial Statements  (continued)
be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
53
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced Total USD Bond Market
Barclays Bank PLC	$1,046,957	$(1,046,957)	$—	$—
Barclays Capital, Inc.	48,958	(48,958)	—	—
BNP Paribas SA	368,885	(368,885)	—	—
BofA Securities, Inc.	37,350	(37,350)	—	—
Citigroup Global Markets, Inc.	157,519	(157,519)	—	—
Goldman Sachs & Co. LLC	700,273	(700,273)	—	—
J.P. Morgan Securities LLC	1,648,429	(1,648,429)	—	—
Jefferies LLC	167,547	(167,547)	—	—
Morgan Stanley	2,009,216	(2,009,216)	—	—
Pershing LLC	214,057	(214,057)	—	—
RBC Capital Markets LLC	131,222	(131,222)	—	—
Scotia Capital (USA), Inc.	35,658	(35,658)	—	—
State Street Bank & Trust Co.	14,305	(14,305)	—	—
UBS Securities LLC	52,993	(52,993)	—	—
Wells Fargo Securities LLC	153,195	(153,195)	—	—
	$6,786,564	$(6,786,564)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares ESG Advanced Total USD Bond Market ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
ESG Advanced Total USD Bond Market	$24,439
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Notes to Financial Statements
54

Notes to Financial Statements  (continued)
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended February 28, 2025, the Fund paid BTC $16,498 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Advanced Total USD Bond Market	$587,149,824	$557,623,944	$78,524,090	$87,592,080
For the year ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced Total USD Bond Market	$89,115,455	$23,113,378
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and
55
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
ESG Advanced Total USD Bond Market	$(208,113)	$208,113
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
ESG Advanced Total USD Bond Market
Ordinary income	$24,090,005	$18,397,296
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
ESG Advanced Total USD Bond Market	$2,095,429	$(33,121,610)	$(44,706,863)	$(75,733,044)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the classification of investments.

As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced Total USD Bond Market	$764,137,607	$4,637,388	$(49,344,233)	$(44,706,845)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to
Notes to Financial Statements
56

Notes to Financial Statements  (continued)
company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/25		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
ESG Advanced Total USD Bond Market
Shares sold	2,700,000	$115,949,768	2,300,000	$97,601,454
Shares redeemed	(700,000)	(29,972,018)	(1,900,000)	(77,666,053)
	2,000,000	$85,977,750	400,000	$19,935,401
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
57
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
58

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares ESG Advanced Total USD Bond Market ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares ESG Advanced Total USD Bond Market ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
59
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
iShares ETF	Federal Obligation Interest
ESG Advanced Total USD Bond Market	$8,110,839
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
iShares ETF	Interest Dividends
ESG Advanced Total USD Bond Market	$24,334,365
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF	Interest-Related Dividends
ESG Advanced Total USD Bond Market	$20,741,282
Important Tax Information
60

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
61
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
62

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Want to know more?
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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Government/Credit Bond ETF | GBF | NYSE Arca
• iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX Exchange
• iShares MBS ETF | MBB | NASDAQ

2

Schedule of Investments
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$5	$3,828
4.65%, 10/01/28	25	24,948
4.75%, 03/30/30	5	4,976
5.38%, 06/15/33	5	5,060
Omnicom Group Inc., 2.60%, 08/01/31	5	4,373
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	5	4,948
		48,133
Aerospace & Defense — 0.6%
Boeing Co. (The)
2.25%, 06/15/26	15	14,508
2.70%, 02/01/27	30	28,850
2.80%, 03/01/27	5	4,804
2.95%, 02/01/30	5	4,542
3.10%, 05/01/26	10	9,821
3.25%, 02/01/28	15	14,323
3.25%, 02/01/35	30	24,611
3.45%, 11/01/28	5	4,745
3.50%, 03/01/39	5	3,839
3.60%, 05/01/34	32	27,574
3.63%, 02/01/31	45	41,554
3.95%, 08/01/59	15	10,397
5.04%, 05/01/27	35	35,131
5.15%, 05/01/30	60	60,114
5.71%, 05/01/40	60	58,826
5.81%, 05/01/50	20	19,318
5.93%, 05/01/60	15	14,289
6.30%, 05/01/29	50	52,326
6.53%, 05/01/34	50	53,601
General Dynamics Corp.
3.63%, 04/01/30	30	28,714
4.25%, 04/01/40	20	17,879
4.25%, 04/01/50	15	12,672
General Electric Co., 6.75%, 03/15/32	10	11,154
HEICO Corp., 5.35%, 08/01/33	5	5,053
Hexcel Corp., 4.20%, 02/15/27	10	9,847
Howmet Aerospace Inc., 5.95%, 02/01/37	25	26,494
L3Harris Technologies Inc.
3.85%, 12/15/26	25	24,696
4.85%, 04/27/35	15	14,489
5.05%, 04/27/45	10	9,390
Lockheed Martin Corp.
2.80%, 06/15/50	10	6,453
3.80%, 03/01/45	15	12,102
3.90%, 06/15/32	5	4,720
4.09%, 09/15/52	25	20,338
4.70%, 05/15/46	15	13,692
4.75%, 02/15/34	25	24,669
5.10%, 11/15/27	5	5,098
5.20%, 02/15/55	10	9,669
5.90%, 11/15/63	5	5,298
Series B, 6.15%, 09/01/36	5	5,494
Northrop Grumman Corp.
3.25%, 01/15/28	5	4,826
4.40%, 05/01/30	5	4,936
4.70%, 03/15/33	5	4,918
4.90%, 06/01/34	25	24,809
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
2.25%, 07/01/30	$20	$17,692
2.82%, 09/01/51	20	12,518
3.03%, 03/15/52	20	13,047
3.75%, 11/01/46	25	19,395
4.13%, 11/16/28	5	4,926
4.45%, 11/16/38	5	4,588
4.50%, 06/01/42	25	22,205
4.63%, 11/16/48	20	17,513
4.80%, 12/15/43	10	9,160
5.15%, 02/27/33	10	10,084
6.00%, 03/15/31	10	10,615
6.05%, 06/01/36	5	5,369
6.10%, 03/15/34	30	32,224
		969,919
Agriculture — 0.4%
Altria Group Inc.
3.40%, 05/06/30	5	4,654
3.40%, 02/04/41	10	7,433
3.70%, 02/04/51	10	7,023
3.88%, 09/16/46	20	14,909
4.45%, 05/06/50	10	7,962
4.80%, 02/14/29	35	35,075
5.38%, 01/31/44	20	19,302
5.80%, 02/14/39	15	15,166
Archer-Daniels-Midland Co.
2.50%, 08/11/26	5	4,870
3.25%, 03/27/30	15	14,074
3.75%, 09/15/47	5	3,896
4.50%, 08/15/33	15	14,520
4.50%, 03/15/49	20	17,341
5.38%, 09/15/35	9	9,326
BAT Capital Corp.
2.26%, 03/25/28	45	41,942
3.46%, 09/06/29	5	4,732
3.56%, 08/15/27	23	22,436
3.98%, 09/25/50	5	3,666
4.39%, 08/15/37	20	17,712
4.54%, 08/15/47	17	13,869
4.70%, 04/02/27	5	5,005
4.74%, 03/16/32	15	14,668
5.28%, 04/02/50	20	18,036
5.83%, 02/20/31	5	5,201
6.00%, 02/20/34	15	15,694
7.08%, 08/02/43	15	16,613
BAT International Finance PLC, 1.67%, 03/25/26	30	29,079
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	25	22,216
Philip Morris International Inc.
0.88%, 05/01/26	5	4,802
1.75%, 11/01/30	5	4,274
2.10%, 05/01/30	5	4,411
3.88%, 08/21/42	20	16,330
4.25%, 11/10/44	16	13,574
4.38%, 11/15/41	10	8,744
4.88%, 11/15/43	15	13,811
5.13%, 11/17/27	55	55,883
5.38%, 02/15/33	30	30,698
5.75%, 11/17/32	25	26,215
6.38%, 05/16/38	20	22,090
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Reynolds American Inc., 5.70%, 08/15/35	$5	$5,082
		612,334
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	15	14,453
Series 2016-3, Class AA, 3.00%, 04/15/30	6	5,860
Series 2017-2, Class AA, 3.35%, 04/15/31	3	3,058
Series A, Class A, 2.88%, 01/11/36	9	7,566
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	7	6,886
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,348
Southwest Airlines Co.
2.63%, 02/10/30	10	8,966
3.00%, 11/15/26	5	4,865
5.13%, 06/15/27	20	20,183
United Airlines Pass-Through Trust
5.80%, 07/15/37	14	14,661
Series 2014-2, Class A, 3.75%, 03/03/28	20	19,608
Series 2016-1, Class AA, 3.10%, 01/07/30	12	11,429
Series 2016-2, Class AA, 2.88%, 04/07/30	10	9,055
Series 2020-1, 5.88%, 04/15/29	11	10,809
		140,747
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	5	4,856
2.85%, 03/27/30	20	18,513
3.25%, 03/27/40	15	12,040
3.38%, 11/01/46	25	18,685
3.38%, 03/27/50	15	10,965
3.63%, 05/01/43	25	20,273
3.88%, 11/01/45	15	12,285
Tapestry Inc., 3.05%, 03/15/32(a)	10	8,719
		106,336
Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,453
4.60%, 04/17/30	5	4,970
4.90%, 01/10/34(a)	25	24,587
5.85%, 10/04/30	10	10,544
Cummins Inc.
1.50%, 09/01/30	25	21,275
2.60%, 09/01/50(a)	5	3,077
5.15%, 02/20/34	25	25,473
Ford Motor Co., 4.75%, 01/15/43	35	27,217
Ford Motor Credit Co. LLC
4.00%, 11/13/30	200	181,723
4.13%, 08/17/27	200	193,402
General Motors Co.
4.20%, 10/01/27	5	4,922
5.20%, 04/01/45	10	8,710
5.40%, 10/15/29	10	10,093
5.60%, 10/15/32	15	15,130
5.95%, 04/01/49	30	28,558
6.25%, 10/02/43	10	9,925
6.75%, 04/01/46	5	5,211
6.80%, 10/01/27	10	10,440
General Motors Financial Co. Inc.
1.50%, 06/10/26	35	33,578
2.35%, 02/26/27	40	38,160
2.35%, 01/08/31	30	25,533
Security	Par (000)	Value
Auto Manufacturers (continued)
2.70%, 06/10/31	$30	$25,714
4.00%, 10/06/26	30	29,627
4.35%, 01/17/27	10	9,910
5.00%, 04/09/27	40	40,106
5.80%, 06/23/28	5	5,123
5.85%, 04/06/30	10	10,255
6.10%, 01/07/34	25	25,527
Honda Motor Co. Ltd., 2.53%, 03/10/27	40	38,525
PACCAR Financial Corp.
1.10%, 05/11/26	15	14,455
4.45%, 03/30/26	5	5,002
5.05%, 08/10/26	5	5,054
Series R, 4.50%, 11/25/26	5	5,024
Toyota Motor Credit Corp.
3.05%, 03/22/27	5	4,875
3.05%, 01/11/28	5	4,832
4.45%, 06/29/29	20	19,950
4.55%, 05/17/30	5	4,992
4.63%, 01/12/28	30	30,249
4.70%, 01/12/33	5	4,951
4.80%, 01/05/34	5	4,960
5.45%, 11/10/27	5	5,138
		985,250
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	30	18,418
4.35%, 03/15/29	10	9,823
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	30	26,466
BorgWarner Inc., 2.65%, 07/01/27	35	33,442
Lear Corp.
3.50%, 05/30/30	5	4,647
3.55%, 01/15/52	10	6,746
4.25%, 05/15/29	10	9,713
5.25%, 05/15/49	5	4,421
Magna International Inc.
2.45%, 06/15/30	10	8,893
5.50%, 03/21/33(a)	5	5,116
		127,685
Banks — 7.0%
Banco Santander SA
1.85%, 03/25/26	25	24,265
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	25	24,708
4.25%, 04/11/27	25	24,753
4.38%, 04/12/28	205	202,531
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	200	204,169
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	15	12,883
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	45	41,439
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	45	38,363
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	25	20,828
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	35	31,337
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	35	30,221
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	25	22,417
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	5	3,581
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	25	21,999
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	15	9,563
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	30	26,316
2.97%, 07/21/52, (1-day SOFR + 1.560%)(b)	25	16,442
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	$30	$28,065
3.25%, 10/21/27	50	48,539
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	50	38,437
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	50	48,291
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	25	24,705
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	5	4,509
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	52	50,983
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	65	63,084
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	20	17,451
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	35	28,264
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	25	22,700
4.25%, 10/22/26	45	44,799
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	40	33,731
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(b)	40	34,568
4.45%, 03/03/26	40	39,950
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	45	43,588
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	50	50,318
5.00%, 01/21/44	40	38,335
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	65	64,760
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	60	60,825
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	75	75,575
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	55	55,931
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	40	41,386
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	50	52,363
5.88%, 02/07/42	35	37,340
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	10	10,377
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	5	4,852
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	20	17,635
Bank of America NA, 5.53%, 08/18/26	250	253,869
Bank of Montreal
2.65%, 03/08/27	5	4,841
3.09%, 01/10/37, (5-year CMT + 1.400%)(b)	10	8,506
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	5	4,833
5.20%, 02/01/28	10	10,175
5.30%, 06/05/26	5	5,053
5.72%, 09/25/28	10	10,352
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32	5	4,343
3.30%, 08/23/29	5	4,711
3.85%, 04/28/28	5	4,935
3.85%, 04/26/29	5	4,888
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	15	15,176
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	5	5,107
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	5	5,285
Bank of Nova Scotia (The)
1.35%, 06/24/26	5	4,808
1.95%, 02/02/27	5	4,784
2.15%, 08/01/31	10	8,521
4.59%, 05/04/37, (5-year CMT + 2.050%)(b)	10	9,297
Security	Par (000)	Value
Banks (continued)
4.85%, 02/01/30	$10	$10,047
Barclays PLC
3.56%, 09/23/35, (5-year CMT + 2.900%)(b)	25	22,567
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	200	212,486
7.44%, 11/02/33, (1-year CMT + 3.500%)(b)	200	224,426
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	5	4,801
3.60%, 04/07/32	10	9,178
5.99%, 10/03/28	10	10,442
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	15	12,847
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	15	13,018
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	30	26,692
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	15	13,521
2.90%, 11/03/42, (1-day SOFR + 1.379%)(b)	15	10,747
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	10	8,779
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	15	14,545
3.20%, 10/21/26	20	19,576
3.40%, 05/01/26	40	39,489
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	10	9,699
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	5	4,875
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	40	36,711
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	5	4,280
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	35	34,112
4.45%, 09/29/27	15	14,896
4.65%, 07/23/48	29	25,459
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	5	4,998
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	35	34,396
5.30%, 05/06/44	5	4,775
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	5	4,911
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	5	5,071
5.83%, 02/13/35, (1-day SOFR + 2.056%)(b)	30	30,104
5.88%, 02/22/33	45	46,673
6.00%, 10/31/33	10	10,456
6.02%, 01/24/36(b)	35	35,594
6.17%, 05/25/34, (1-day SOFR + 2.661%)(b)	40	41,211
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	50	53,316
6.63%, 06/15/32	35	37,868
8.13%, 07/15/39	30	37,575
Citizens Financial Group Inc.
2.50%, 02/06/30	5	4,454
2.64%, 09/30/32	5	4,155
5.64%, 05/21/37, (5-year CMT + 2.750%)(b)	10	9,886
6.65%, 04/25/35, (1-day SOFR + 2.325%)(b)	5	5,382
Cooperatieve Rabobank UA, 5.75%, 12/01/43	50	51,374
Deutsche Bank AG/New York
1.69%, 03/19/26	25	24,282
3.55%, 09/18/31, (1-day SOFR + 3.043%)(b)	220	202,801
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)	5	4,766
5.63%, 01/29/32, (1-day SOFR + 1.840%)(b)	10	10,304
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(b)	5	5,203
8.25%, 03/01/38	15	18,362
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,186
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(b)	70	70,479
5.41%, 05/21/27, (1-day SOFR + 0.750%)(b)	30	30,325
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,316
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	$60	$58,109
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	10	9,541
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	30	25,404
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	65	55,663
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	35	30,568
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	10	9,619
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	30	25,941
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	25	17,941
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	35	30,852
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	25	18,771
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	20	15,407
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	25	21,714
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	30	27,122
5.02%, 10/23/35, (1-day SOFR + 1.420%)(b)	20	19,552
5.15%, 05/22/45	20	18,750
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	30	30,015
5.73%, 01/28/56(b)	30	30,610
6.25%, 02/01/41	25	26,868
6.45%, 05/01/36	30	31,990
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	25	27,363
6.75%, 10/01/37	30	32,847
HSBC Bank USA NA, 7.00%, 01/15/39	70	79,445
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	150	144,030
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	200	198,133
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	200	199,751
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	105	106,138
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	200	212,150
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	5	4,966
5.02%, 05/17/33, (1-day SOFR + 2.050%)(b)	5	4,912
ING Groep NV, 5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	200	203,682
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	20	19,080
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	55	53,216
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	5	4,236
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	25	23,704
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	15	13,454
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	20	17,303
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	35	30,715
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	31	28,119
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	55	48,587
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	30	20,457
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	30	22,612
3.20%, 06/15/26	95	93,655
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	40	28,449
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	30	29,088
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	30	23,873
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	10	9,843
Security	Par (000)	Value
Banks (continued)
4.25%, 10/01/27	$40	$39,927
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	20	16,964
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	20	19,868
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	5	4,938
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	30	29,273
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	40	40,181
4.85%, 02/01/44	5	4,693
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	120	119,392
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	40	39,313
4.95%, 06/01/45	5	4,643
5.14%, 01/24/31(b)	30	30,438
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	50	50,406
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	50	50,689
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	50	50,859
5.50%, 01/24/36(b)	30	30,805
5.50%, 10/15/40	15	15,342
5.60%, 07/15/41	15	15,460
5.63%, 08/16/43	20	20,291
5.72%, 09/14/33, (1-day SOFR + 2.580%)(b)	35	36,142
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	20	21,542
8.00%, 04/29/27	45	48,285
KeyCorp, 4.10%, 04/30/28	5	4,905
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	12,280
0.00%, 06/29/37(c)	175	101,858
1.75%, 09/14/29	5	4,525
3.00%, 05/20/27	5	4,888
3.75%, 02/15/28	50	49,593
3.88%, 06/15/28	10	9,947
4.00%, 03/15/29	5	4,987
4.13%, 07/15/33	5	4,950
4.38%, 03/01/27	5	5,029
4.38%, 02/28/34	5	5,037
4.63%, 08/07/26	15	15,113
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	5	4,202
3.88%, 06/14/28	5	4,972
Series 37, 2.50%, 11/15/27	5	4,802
Lloyds Banking Group PLC, 4.34%, 01/09/48	100	80,248
Mitsubishi UFJ Financial Group Inc., 3.75%, 07/18/39	200	172,880
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	200	192,123
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	200	174,635
3.66%, 02/28/27	15	14,768
Morgan Stanley
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	35	33,794
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	30	25,085
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	35	29,326
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	25	21,243
2.48%, 09/16/36, (1-day SOFR + 1.360%)(b)	40	33,232
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	45	38,694
2.80%, 01/25/52, (1-day SOFR + 1.430%)(b)	10	6,328
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	25	21,920
3.13%, 07/27/26	15	14,723
3.59%, 07/22/28(b)	40	38,880
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	40	37,761
3.63%, 01/20/27	30	29,615
3.97%, 07/22/38(b)	55	47,948
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	$30	$29,712
4.38%, 01/22/47	20	17,197
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	40	39,470
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	10	9,285
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	50	49,378
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	10	10,131
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	25	25,120
5.30%, 04/20/37, (1-day SOFR + 2.620%)(b)	30	29,634
5.32%, 07/19/35, (1-day SOFR + 1.555%)(b)	30	30,158
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	10	10,231
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	40	40,648
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	10	10,292
5.83%, 04/19/35, (1-day SOFR + 1.580%)(b)	35	36,404
5.94%, 02/07/39, (5-year CMT + 1.800%)(b)	20	20,356
5.95%, 01/19/38, (5-year CMT + 2.430%)(b)	10	10,202
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	15	15,587
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	30	32,309
6.38%, 07/24/42	20	22,066
7.25%, 04/01/32	50	57,099
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	200	192,466
4.89%, 05/18/29(b)	200	200,411
Northern Trust Corp.
1.95%, 05/01/30	5	4,401
3.38%, 05/08/32(b)	10	9,661
6.13%, 11/02/32	5	5,381
Oesterreichische Kontrollbank AG, 4.25%, 03/01/28	5	5,023
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(b)	5	4,299
2.55%, 01/22/30	20	18,095
3.15%, 05/19/27	5	4,859
3.45%, 04/23/29	7	6,700
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	5	4,782
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	20	19,908
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	10	10,132
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	15	15,141
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	5	5,249
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	30	33,327
Regions Financial Corp.
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	5	5,127
7.38%, 12/10/37	5	5,699
Royal Bank of Canada
1.15%, 07/14/26	5	4,796
3.88%, 05/04/32	25	23,482
4.24%, 08/03/27	5	4,977
4.90%, 01/12/28	5	5,057
5.00%, 02/01/33	5	5,020
5.00%, 05/02/33	5	5,017
6.00%, 11/01/27	10	10,372
Santander Holdings USA Inc.
4.40%, 07/13/27	5	4,953
5.35%, 09/06/30, (1-day SOFR + 1.940%)(b)	15	15,081
6.34%, 05/31/35, (1-day SOFR + 2.138%)(b)	10	10,390
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	5	5,195
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	5	5,218
7.66%, 11/09/31, (1-day SOFR + 3.280%)(b)	5	5,560
State Street Corp.
2.20%, 03/03/31	10	8,692
2.65%, 05/19/26	5	4,910
Security	Par (000)	Value
Banks (continued)
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	$15	$15,127
5.27%, 08/03/26	5	5,060
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	5	5,185
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	5	5,295
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	182,395
3.78%, 03/09/26	5	4,969
5.77%, 01/13/33	205	214,617
Toronto-Dominion Bank (The)
1.25%, 09/10/26	5	4,766
1.95%, 01/12/27	5	4,774
2.00%, 09/10/31(a)	10	8,503
2.80%, 03/10/27	10	9,670
3.20%, 03/10/32	15	13,424
4.11%, 06/08/27	15	14,871
4.46%, 06/08/32	25	24,174
4.69%, 09/15/27	5	5,031
5.16%, 01/10/28	10	10,167
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	5	4,566
1.95%, 06/05/30	10	8,697
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	5	4,953
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	25	25,102
4.92%, 07/28/33, (1-day SOFR + 2.240%)(b)	5	4,811
5.15%, 08/05/32, (1-day SOFR + 1.571%)(b)	15	15,062
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	15	15,568
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	5	5,291
U.S. Bancorp
1.38%, 07/22/30	10	8,423
3.10%, 04/27/26	5	4,920
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	15	14,958
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	20	19,487
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	5	5,100
5.68%, 01/23/35, (1-day SOFR + 1.860%)(b)	30	30,829
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	15	15,466
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	20	20,763
Series V, 2.38%, 07/22/26	5	4,867
UBS AG/Stamford CT, 7.50%, 02/15/28	250	270,102
UBS Group AG
4.55%, 04/17/26	150	150,113
4.88%, 05/15/45	25	22,814
Wachovia Corp., 5.50%, 08/01/35	6	6,119
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	60	57,107
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	10	8,995
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(b)	15	13,780
3.00%, 04/22/26	5	4,920
3.00%, 10/23/26	45	43,929
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	45	34,086
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	35	31,386
3.90%, 05/01/45	30	24,049
4.10%, 06/03/26	40	39,745
4.15%, 01/24/29	20	19,668
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(b)	10	9,821
4.65%, 11/04/44	25	21,743
4.75%, 12/07/46	20	17,405
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	5	5,011
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	30	29,535
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.90%, 11/17/45	$30	$26,822
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	65	59,815
5.38%, 11/02/43	15	14,425
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	30	30,314
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	35	35,676
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	30	30,734
5.61%, 01/15/44	12	11,851
5.95%, 12/01/86	30	30,809
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	40	43,341
Wells Fargo Bank NA, 5.85%, 02/01/37	20	20,877
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	25	21,771
2.96%, 11/16/40	15	11,146
3.13%, 11/18/41	10	7,414
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	5	4,797
4.42%, 07/24/39	20	18,273
		10,993,007
Beverages — 0.5%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	10	9,143
4.70%, 02/01/36	10	9,667
4.90%, 02/01/46	15	13,974
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	5	4,753
4.38%, 04/15/38	10	9,268
4.44%, 10/06/48	25	21,691
4.75%, 01/23/29	50	50,453
4.75%, 04/15/58	5	4,464
4.90%, 01/23/31	5	5,081
4.95%, 01/15/42	25	23,854
5.45%, 01/23/39	15	15,355
5.55%, 01/23/49	45	45,780
5.80%, 01/23/59	25	26,298
Brown-Forman Corp., 4.75%, 04/15/33	5	4,938
Coca-Cola Co. (The)
1.38%, 03/15/31	10	8,395
1.50%, 03/05/28	5	4,620
2.25%, 01/05/32	5	4,349
2.50%, 06/01/40	10	7,257
2.50%, 03/15/51	35	21,441
2.75%, 06/01/60	5	3,057
2.88%, 05/05/41	5	3,762
3.38%, 03/25/27	10	9,834
3.45%, 03/25/30	5	4,789
4.20%, 03/25/50	10	8,591
Constellation Brands Inc.
3.15%, 08/01/29	5	4,665
3.70%, 12/06/26	10	9,861
3.75%, 05/01/50	20	14,783
4.75%, 05/09/32	25	24,503
Diageo Capital PLC, 2.00%, 04/29/30	150	132,169
Diageo Investment Corp., 7.45%, 04/15/35	5	5,941
Keurig Dr Pepper Inc.
2.55%, 09/15/26	10	9,719
3.35%, 03/15/51	15	10,402
3.80%, 05/01/50	5	3,821
3.95%, 04/15/29	30	29,222
4.05%, 04/15/32	15	14,273
Series 10, 5.20%, 03/15/31	5	5,093
Security	Par (000)	Value
Beverages (continued)
Molson Coors Beverage Co.
3.00%, 07/15/26	$15	$14,701
4.20%, 07/15/46	35	28,782
PepsiCo Inc.
1.40%, 02/25/31	25	20,876
1.95%, 10/21/31	10	8,509
2.63%, 03/19/27	5	4,851
2.63%, 07/29/29	5	4,653
2.63%, 10/21/41	10	7,138
2.75%, 03/19/30	25	23,064
2.75%, 10/21/51	5	3,204
2.88%, 10/15/49	15	10,059
3.00%, 10/15/27	5	4,852
3.38%, 07/29/49	18	13,296
3.45%, 10/06/46	15	11,459
3.60%, 02/18/28	5	4,920
3.90%, 07/18/32	15	14,307
4.45%, 05/15/28	15	15,106
4.88%, 11/01/40	10	9,760
7.00%, 03/01/29	5	5,483
		790,286
Biotechnology — 0.4%
Amgen Inc.
2.45%, 02/21/30	25	22,524
2.77%, 09/01/53	25	15,200
2.80%, 08/15/41	20	14,504
3.15%, 02/21/40	30	23,184
3.20%, 11/02/27	30	29,033
4.20%, 03/01/33	5	4,738
4.20%, 02/22/52	5	4,016
4.40%, 05/01/45	20	17,204
4.56%, 06/15/48	30	25,911
4.66%, 06/15/51	45	39,246
4.88%, 03/01/53	5	4,483
5.25%, 03/02/33	15	15,227
5.60%, 03/02/43	45	45,338
6.40%, 02/01/39	10	10,891
Biogen Inc.
2.25%, 05/01/30	35	30,813
3.15%, 05/01/50	40	25,848
Gilead Sciences Inc.
1.20%, 10/01/27(a)	25	23,023
2.80%, 10/01/50	30	19,236
2.95%, 03/01/27	35	34,038
4.00%, 09/01/36	10	9,067
4.50%, 02/01/45	15	13,290
4.60%, 09/01/35	25	24,217
4.75%, 03/01/46	15	13,706
4.80%, 04/01/44	25	23,107
5.55%, 10/15/53	5	5,075
5.65%, 12/01/41	10	10,285
Illumina Inc.
2.55%, 03/23/31	15	12,982
5.75%, 12/13/27	5	5,124
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10	8,506
2.80%, 09/15/50	30	18,189
Royalty Pharma PLC
2.20%, 09/02/30	20	17,338
3.35%, 09/02/51	20	13,240
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.55%, 09/02/50	$20	$13,842
		592,425
Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31	20	17,768
2.72%, 02/15/30	20	18,196
3.38%, 04/05/40	15	11,957
3.58%, 04/05/50	30	22,345
5.90%, 03/15/34	24	25,319
Eagle Materials Inc., 2.50%, 07/01/31	5	4,358
Fortune Brands Innovations Inc., 3.25%, 09/15/29	25	23,376
Johnson Controls International PLC, 4.50%, 02/15/47	20	17,242
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	8,568
Lennox International Inc., 1.70%, 08/01/27	5	4,663
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	8,694
3.20%, 07/15/51	10	6,700
3.45%, 06/01/27	35	34,160
3.50%, 12/15/27	25	24,289
Masco Corp., 2.00%, 10/01/30	5	4,303
Owens Corning
3.40%, 08/15/26	10	9,831
4.30%, 07/15/47	20	16,514
Trane Technologies Financing Ltd., 3.80%, 03/21/29	15	14,535
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	5	4,234
Vulcan Materials Co.
3.50%, 06/01/30	10	9,423
3.90%, 04/01/27	10	9,872
4.50%, 06/15/47	20	17,288
4.70%, 03/01/48	5	4,458
		318,093
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.85%, 05/15/27	165	156,601
2.70%, 05/15/40	20	14,751
2.80%, 05/15/50	30	19,380
4.80%, 03/03/33	10	9,997
Albemarle Corp.
4.65%, 06/01/27	25	24,823
5.05%, 06/01/32(a)	20	19,397
Celanese U.S. Holdings LLC
6.42%, 07/15/27	10	10,245
6.58%, 07/15/29	8	8,307
6.63%, 07/15/32	3	3,125
6.80%, 11/15/30	3	3,162
6.95%, 11/15/33(a)	5	5,339
CF Industries Inc., 5.15%, 03/15/34	10	9,799
Dow Chemical Co. (The)
2.10%, 11/15/30	5	4,326
4.25%, 10/01/34	5	4,603
4.38%, 11/15/42	35	29,377
5.55%, 11/30/48	15	14,312
6.30%, 03/15/33(a)	10	10,802
6.90%, 05/15/53	5	5,591
DuPont de Nemours Inc.
4.73%, 11/15/28	25	25,166
5.32%, 11/15/38	18	18,721
5.42%, 11/15/48	10	10,311
Security	Par (000)	Value
Chemicals (continued)
Eastman Chemical Co.
4.65%, 10/15/44	$25	$21,762
4.80%, 09/01/42	5	4,507
5.00%, 08/01/29	5	5,031
Ecolab Inc., 2.13%, 08/15/50	40	22,388
EIDP Inc.
2.30%, 07/15/30	20	17,807
4.80%, 05/15/33	5	4,937
FMC Corp.
3.45%, 10/01/29	5	4,604
5.65%, 05/18/33(a)	20	19,848
Huntsman International LLC, 4.50%, 05/01/29	25	24,103
Linde Inc./CT, 2.00%, 08/10/50	25	13,675
LYB International Finance BV, 4.88%, 03/15/44	10	8,822
LYB International Finance III LLC
2.25%, 10/01/30	25	21,757
3.63%, 04/01/51	10	6,958
3.80%, 10/01/60	10	6,907
4.20%, 05/01/50	5	3,842
5.50%, 03/01/34	25	25,078
Mosaic Co. (The)
5.38%, 11/15/28	25	25,544
5.45%, 11/15/33	25	25,261
Nutrien Ltd.
3.95%, 05/13/50	5	3,860
4.00%, 12/15/26	5	4,950
4.20%, 04/01/29	30	29,406
4.90%, 03/27/28	5	5,045
PPG Industries Inc.
1.20%, 03/15/26	10	9,660
3.75%, 03/15/28	20	19,622
RPM International Inc.
2.95%, 01/15/32	15	13,227
3.75%, 03/15/27	10	9,825
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5	4,659
3.45%, 06/01/27	95	92,998
3.80%, 08/15/49	30	22,896
Westlake Corp., 5.00%, 08/15/46	25	22,477
		909,591
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	5	4,225
1.70%, 05/15/28	30	27,755
California Institute of Technology, 4.32%, 08/01/45	5	4,476
Case Western Reserve University, 5.41%, 06/01/2122	5	4,875
Cintas Corp. No. 2, 4.00%, 05/01/32	45	42,829
Emory University, Series 2020, 2.97%, 09/01/50	15	10,287
Equifax Inc., 2.35%, 09/15/31	10	8,559
George Washington University (The), 4.87%, 09/15/45	15	14,311
Global Payments Inc.
2.15%, 01/15/27	5	4,777
2.90%, 05/15/30	15	13,586
4.80%, 04/01/26	5	5,003
5.30%, 08/15/29	10	10,144
5.40%, 08/15/32(a)	10	10,185
GXO Logistics Inc.
1.65%, 07/15/26	20	19,188
2.65%, 07/15/31(a)	5	4,320
Howard University, 5.21%, 10/01/52	5	4,475
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	$5	$4,228
Series A, 2.81%, 01/01/60	5	3,087
Leland Stanford Junior University (The)
1.29%, 06/01/27	30	28,095
2.41%, 06/01/50	15	9,344
3.65%, 05/01/48	5	3,996
Massachusetts Institute of Technology
3.07%, 04/01/52	5	3,522
3.96%, 07/01/38	25	23,069
5.60%	15	15,765
Moody's Corp.
2.00%, 08/19/31	10	8,478
2.75%, 08/19/41	5	3,554
4.25%, 08/08/32	10	9,617
4.88%, 12/17/48	5	4,591
5.25%, 07/15/44	5	4,888
Northwestern University, 4.64%, 12/01/44	20	18,931
PayPal Holdings Inc.
2.30%, 06/01/30	25	22,313
2.65%, 10/01/26	10	9,739
2.85%, 10/01/29	20	18,595
3.25%, 06/01/50	15	10,398
3.90%, 06/01/27	10	9,900
5.05%, 06/01/52	10	9,386
5.25%, 06/01/62	10	9,320
President and Fellows of Harvard College, 3.15%, 07/15/46	30	22,507
Quanta Services Inc.
2.35%, 01/15/32	45	37,955
2.90%, 10/01/30	25	22,512
RELX Capital Inc.
3.00%, 05/22/30	20	18,443
4.75%, 05/20/32	5	4,974
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5	3,130
S&P Global Inc.
2.70%, 03/01/29	5	4,675
2.90%, 03/01/32	20	17,790
3.70%, 03/01/52	20	15,439
3.90%, 03/01/62	20	15,257
4.25%, 05/01/29	10	9,903
Thomas Jefferson University, 3.85%, 11/01/57	4	2,945
Trustees of Boston College, 3.13%, 07/01/52	20	14,223
Trustees of Boston University, Series CC, 4.06%, 10/01/48	10	8,709
Trustees of Princeton University (The)
5.70%, 03/01/39	15	16,258
Series 2020, 2.52%, 07/01/50	10	6,387
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,377
University of Chicago (The), Series C, 2.55%, 04/01/50	5	3,299
University of Miami, 4.06%, 04/01/52	10	8,261
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,907
Series 2017, 3.39%, 02/15/48	10	7,705
University of Southern California
2.81%, 10/01/50	5	3,339
Series A, 3.23%, 10/01/2120	15	9,069
Verisk Analytics Inc.
3.63%, 05/15/50	5	3,658
Security	Par (000)	Value
Commercial Services (continued)
4.13%, 03/15/29	$20	$19,580
Washington University (The), 3.52%, 04/15/54	20	15,157
William Marsh Rice University
3.57%, 05/15/45	10	8,110
3.77%, 05/15/55	5	3,989
Yale University, Series 2020, 2.40%, 04/15/50	15	9,287
		740,656
Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30	10	8,865
Apple Inc.
1.65%, 05/11/30	5	4,377
2.40%, 08/20/50	35	21,308
2.55%, 08/20/60	30	17,962
2.65%, 05/11/50	40	25,780
2.95%, 09/11/49	30	20,661
3.00%, 11/13/27	54	52,516
3.25%, 08/08/29	10	9,602
3.35%, 08/08/32	30	28,065
3.45%, 02/09/45	15	11,809
3.75%, 11/13/47	25	20,158
3.85%, 05/04/43	45	38,201
3.85%, 08/04/46	29	23,926
4.30%, 05/10/33	5	4,978
4.38%, 05/13/45	30	27,091
4.50%, 02/23/36(a)	35	34,887
4.65%, 02/23/46	45	42,088
CGI Inc., 2.30%, 09/14/31	5	4,266
Dell International LLC/EMC Corp.
3.45%, 12/15/51	4	2,780
4.90%, 10/01/26	10	10,043
5.30%, 10/01/29	5	5,096
6.02%, 06/15/26	21	21,301
6.10%, 07/15/27	5	5,157
6.20%, 07/15/30	10	10,630
8.10%, 07/15/36	25	30,159
DXC Technology Co., 2.38%, 09/15/28	15	13,767
Fortinet Inc.
1.00%, 03/15/26	5	4,817
2.20%, 03/15/31	10	8,659
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	30	29,125
6.20%, 10/15/35	5	5,350
HP Inc.
1.45%, 06/17/26	15	14,432
2.65%, 06/17/31	10	8,725
5.50%, 01/15/33	15	15,309
6.00%, 09/15/41	25	25,639
International Business Machines Corp.
1.95%, 05/15/30	100	87,560
2.85%, 05/15/40	150	110,624
3.50%, 05/15/29	100	95,737
Kyndryl Holdings Inc.
2.70%, 10/15/28	15	13,936
3.15%, 10/15/31	5	4,423
Leidos Inc., 2.30%, 02/15/31	15	12,905
NetApp Inc., 2.70%, 06/22/30	5	4,485
Teledyne FLIR LLC, 2.50%, 08/01/30	10	8,893
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Western Digital Corp.
2.85%, 02/01/29	$10	$9,115
3.10%, 02/01/32	10	8,553
		963,760
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	15	14,625
3.25%, 08/15/32	25	22,943
3.70%, 08/01/47	10	7,998
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	20	13,227
4.15%, 03/15/47	5	4,040
5.15%, 05/15/53	20	19,315
Kenvue Inc.
4.90%, 03/22/33	30	30,073
5.05%, 03/22/28	30	30,545
5.05%, 03/22/53	30	28,811
5.10%, 03/22/43	20	19,603
Procter & Gamble Co. (The)
1.00%, 04/23/26	5	4,827
1.90%, 02/01/27	5	4,795
2.45%, 11/03/26	15	14,597
2.80%, 03/25/27	50	48,678
3.00%, 03/25/30	35	32,894
3.60%, 03/25/50	15	11,682
3.95%, 01/26/28	10	9,958
4.55%, 10/24/34	5	4,988
5.55%, 03/05/37	5	5,368
5.80%, 08/15/34	10	10,870
Unilever Capital Corp.
3.50%, 03/22/28	140	136,832
5.90%, 11/15/32	31	33,513
		510,182
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	25	26,198
WW Grainger Inc., 4.60%, 06/15/45	20	18,319
		44,517
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	50	48,203
3.30%, 01/30/32	150	132,893
3.85%, 10/29/41	15	12,053
3.88%, 01/23/28	15	14,663
Air Lease Corp.
1.88%, 08/15/26	30	28,839
2.10%, 09/01/28	5	4,572
2.88%, 01/15/32	25	21,749
3.13%, 12/01/30	5	4,535
3.63%, 12/01/27	8	7,789
Aircastle Ltd., 4.25%, 06/15/26	15	14,897
Ally Financial Inc.
6.18%, 07/26/35, (1-day SOFR + 2.290%)(b)	5	5,054
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	10	10,506
American Express Co.
1.65%, 11/04/26	15	14,326
3.13%, 05/20/26	5	4,925
3.30%, 05/03/27	10	9,767
4.05%, 12/03/42	15	12,855
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	15	15,040
Security	Par (000)	Value
Diversified Financial Services (continued)
Ameriprise Financial Inc.
2.88%, 09/15/26	$30	$29,347
5.15%, 05/15/33	25	25,205
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	5	4,606
Blue Owl Finance LLC, 4.13%, 10/07/51	5	3,757
Brookfield Finance Inc.
2.72%, 04/15/31	35	31,111
3.90%, 01/25/28	5	4,911
4.35%, 04/15/30	5	4,883
4.70%, 09/20/47	20	17,722
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	20	14,053
Capital One Financial Corp.
3.65%, 05/11/27	10	9,791
3.75%, 07/28/26	33	32,579
3.75%, 03/09/27	10	9,819
3.80%, 01/31/28	15	14,669
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	10	10,028
5.47%, 02/01/29, (1-day SOFR + 2.080%)(b)	15	15,265
5.70%, 02/01/30, (1-day SOFR + 1.905%)(b)	10	10,263
5.82%, 02/01/34, (1-day SOFR + 2.600%)(b)	10	10,217
6.18%, 01/30/36, (1-day SOFR + 2.036%)(b)	20	20,365
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	20	22,390
Cboe Global Markets Inc.
1.63%, 12/15/30	10	8,464
3.00%, 03/16/32	15	13,331
Charles Schwab Corp. (The)
1.15%, 05/13/26	25	24,068
1.65%, 03/11/31	15	12,562
1.95%, 12/01/31	5	4,180
2.30%, 05/13/31	10	8,707
2.45%, 03/03/27	10	9,623
2.90%, 03/03/32	5	4,396
3.25%, 05/22/29	5	4,752
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	5	5,145
CME Group Inc.
2.65%, 03/15/32	20	17,578
4.15%, 06/15/48	15	12,849
Eaton Vance Corp., 3.50%, 04/06/27	15	14,701
Franklin Resources Inc., 1.60%, 10/30/30	20	16,894
Intercontinental Exchange Inc.
1.85%, 09/15/32	35	28,334
2.10%, 06/15/30	40	35,245
3.00%, 06/15/50	30	19,944
4.35%, 06/15/29	5	4,960
4.60%, 03/15/33	25	24,417
Invesco Finance PLC, 5.38%, 11/30/43	10	9,697
Jefferies Financial Group Inc.
2.63%, 10/15/31	10	8,570
2.75%, 10/15/32	20	16,687
4.15%, 01/23/30	10	9,604
6.25%, 01/15/36	35	36,175
Lazard Group LLC
3.63%, 03/01/27	5	4,898
4.38%, 03/11/29	5	4,922
Legg Mason Inc., 5.63%, 01/15/44	10	10,008
Mastercard Inc.
2.95%, 06/01/29	5	4,723
3.30%, 03/26/27	20	19,625
3.35%, 03/26/30	25	23,671
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.50%, 02/26/28	$15	$14,716
3.65%, 06/01/49	5	3,886
3.95%, 02/26/48	30	24,796
4.88%, 03/09/28	5	5,081
Nasdaq Inc.
1.65%, 01/15/31	25	21,109
2.50%, 12/21/40	15	10,385
3.25%, 04/28/50	15	10,358
3.85%, 06/30/26	20	19,845
5.55%, 02/15/34	44	45,580
Nomura Holdings Inc., 5.78%, 07/03/34	200	206,627
Radian Group Inc., 4.88%, 03/15/27	10	9,969
Raymond James Financial Inc.
3.75%, 04/01/51	5	3,706
4.65%, 04/01/30	20	19,979
4.95%, 07/15/46	20	18,339
Stifel Financial Corp., 4.00%, 05/15/30	10	9,570
Synchrony Financial
2.88%, 10/28/31	5	4,263
3.70%, 08/04/26	5	4,914
5.15%, 03/19/29	5	4,982
Visa Inc.
1.10%, 02/15/31	5	4,147
1.90%, 04/15/27	55	52,487
2.75%, 09/15/27	70	67,490
4.15%, 12/14/35	60	56,885
Voya Financial Inc.
3.65%, 06/15/26	5	4,936
4.70%, 01/23/48(b)	10	9,508
4.80%, 06/15/46	5	4,380
5.70%, 07/15/43	5	4,962
Western Union Co. (The)
1.35%, 03/15/26	15	14,466
2.75%, 03/15/31	10	8,645
		1,738,388
Electric — 2.8%
AEP Texas Inc.
3.45%, 05/15/51	10	6,872
3.95%, 06/01/28	25	24,436
5.25%, 05/15/52	10	9,197
Series G, 4.15%, 05/01/49	10	7,769
Series H, 3.45%, 01/15/50	20	13,933
Series I, 2.10%, 07/01/30	15	13,046
AEP Transmission Co. LLC
3.10%, 12/01/26	5	4,885
4.50%, 06/15/52	10	8,555
5.40%, 03/15/53	35	34,252
AES Corp. (The), 2.45%, 01/15/31(a)	5	4,283
Alabama Power Co., 3.00%, 03/15/52	10	6,534
Ameren Corp., 1.75%, 03/15/28	5	4,595
Ameren Illinois Co.
2.90%, 06/15/51	10	6,499
3.25%, 03/15/50	10	7,016
3.85%, 09/01/32	10	9,359
American Electric Power Co. Inc.
2.30%, 03/01/30	15	13,279
3.25%, 03/01/50	15	9,951
5.63%, 03/01/33	5	5,126
6.95%, 12/15/54, (5-year CMT + 2.675%)(b)	15	15,354
Arizona Public Service Co.
2.20%, 12/15/31	5	4,210
Security	Par (000)	Value
Electric (continued)
2.65%, 09/15/50	$15	$9,021
3.35%, 05/15/50	25	17,371
3.75%, 05/15/46	10	7,625
5.55%, 08/01/33	5	5,083
Avangrid Inc., 3.80%, 06/01/29	15	14,414
Avista Corp., 4.35%, 06/01/48	5	4,243
Baltimore Gas & Electric Co.
2.40%, 08/15/26	10	9,726
3.75%, 08/15/47	15	11,549
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	20	12,475
3.70%, 07/15/30	20	19,120
3.80%, 07/15/48	10	7,671
4.45%, 01/15/49	10	8,433
4.50%, 02/01/45	20	17,435
Black Hills Corp.
2.50%, 06/15/30	10	8,844
5.95%, 03/15/28	30	31,083
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	5	4,969
5.05%, 03/01/35	5	4,981
5.30%, 04/01/53	10	9,690
Series AF, 3.35%, 04/01/51	35	24,733
Series ai., 4.45%, 10/01/32	20	19,427
Series Z, 2.40%, 09/01/26	5	4,858
CenterPoint Energy Inc.
2.95%, 03/01/30	16	14,606
3.70%, 09/01/49	10	7,373
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	4	3,941
CMS Energy Corp.
3.45%, 08/15/27	20	19,521
3.75%, 12/01/50, (5-year CMT + 2.900%)(b)	10	8,798
4.75%, 06/01/50, (5-year CMT + 4.116%)(b)	5	4,732
Commonwealth Edison Co.
3.65%, 06/15/46	5	3,827
3.70%, 08/15/28	5	4,877
4.00%, 03/01/48	5	3,994
4.00%, 03/01/49	20	15,833
4.70%, 01/15/44	20	18,136
5.30%, 02/01/53	10	9,639
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	10	8,065
4.90%, 07/01/33	5	4,978
Series A, 4.15%, 06/01/45	10	8,386
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	10	6,977
3.95%, 03/01/43	5	4,106
4.45%, 03/15/44	15	13,021
4.50%, 12/01/45	5	4,340
4.50%, 05/15/58	15	12,400
4.63%, 12/01/54	10	8,622
6.15%, 11/15/52	10	10,671
Series 20B, 3.95%, 04/01/50	20	15,838
Series B, 3.13%, 11/15/27	5	4,834
Series C, 3.00%, 12/01/60	40	24,193
Constellation Energy Generation LLC
5.60%, 06/15/42	12	11,744
5.80%, 03/01/33	15	15,539
6.13%, 01/15/34	15	15,836
6.25%, 10/01/39	10	10,569
6.50%, 10/01/53	25	26,928
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co.
3.10%, 08/15/50	$15	$10,447
3.50%, 08/01/51	5	3,740
3.60%, 08/15/32	10	9,242
3.95%, 05/15/43	10	8,325
4.05%, 05/15/48	5	4,131
Dayton Power & Light Co. (The), 3.95%, 06/15/49	13	9,869
Dominion Energy Inc.
4.70%, 12/01/44	5	4,357
6.63%, 05/15/55(b)	20	20,232
Series A, 1.45%, 04/15/26	70	67,656
Series A, 4.60%, 03/15/49	5	4,198
Series C, 3.38%, 04/01/30	25	23,321
Series C, 4.90%, 08/01/41	10	9,115
Dominion Energy South Carolina Inc.
6.25%, 10/15/53	5	5,479
Series A, 2.30%, 12/01/31	5	4,296
DTE Electric Co.
2.25%, 03/01/30	5	4,470
Series A, 4.00%, 04/01/43	10	8,373
DTE Energy Co.
2.85%, 10/01/26	10	9,743
4.88%, 06/01/28	5	5,032
5.85%, 06/01/34	20	20,800
Series C, 3.40%, 06/15/29	15	14,201
Duke Energy Carolinas LLC
3.55%, 03/15/52	15	10,873
3.95%, 03/15/48	5	3,954
4.95%, 01/15/33	10	10,011
5.35%, 01/15/53	25	24,340
Duke Energy Corp.
2.55%, 06/15/31	5	4,363
2.65%, 09/01/26	25	24,332
3.30%, 06/15/41	25	18,809
3.50%, 06/15/51	10	6,943
3.75%, 09/01/46	40	30,207
4.20%, 06/15/49	20	15,873
4.30%, 03/15/28	5	4,963
4.50%, 08/15/32	5	4,833
4.80%, 12/15/45	10	8,817
Duke Energy Florida LLC
3.20%, 01/15/27	50	48,998
3.80%, 07/15/28	34	33,355
Duke Energy Indiana LLC
2.75%, 04/01/50	15	9,473
6.35%, 08/15/38	5	5,478
Series YYY, 3.25%, 10/01/49	30	20,627
Duke Energy Ohio Inc., 5.65%, 04/01/53	15	15,024
Duke Energy Progress LLC
3.45%, 03/15/29	20	19,213
3.70%, 10/15/46	10	7,641
4.15%, 12/01/44	8	6,671
4.20%, 08/15/45	25	20,961
Edison International
4.13%, 03/15/28	5	4,761
5.25%, 11/15/28	10	9,757
El Paso Electric Co., 6.00%, 05/15/35	5	5,137
Emera U.S. Finance LP, 4.75%, 06/15/46	20	17,059
Enel Americas SA, 4.00%, 10/25/26	5	4,932
Enel Chile SA, 4.88%, 06/12/28	10	9,936
Entergy Arkansas LLC, 3.35%, 06/15/52	15	10,384
Security	Par (000)	Value
Electric (continued)
Entergy Corp.
1.90%, 06/15/28	$5	$4,583
2.40%, 06/15/31	5	4,307
2.80%, 06/15/30	15	13,578
2.95%, 09/01/26	40	39,064
3.75%, 06/15/50	15	10,964
Entergy Louisiana LLC
2.40%, 10/01/26	5	4,846
3.10%, 06/15/41	5	3,711
3.25%, 04/01/28	10	9,622
4.20%, 09/01/48	15	12,184
4.20%, 04/01/50	10	8,095
4.95%, 01/15/45	5	4,550
5.15%, 09/15/34	25	25,002
5.80%, 03/15/55	15	15,294
Evergy Kansas Central Inc.
3.10%, 04/01/27	45	43,809
3.25%, 09/01/49	15	10,333
4.25%, 12/01/45	15	12,568
5.90%, 11/15/33	5	5,271
Evergy Metro Inc.
4.20%, 06/15/47	15	12,313
Series 2020, 2.25%, 06/01/30	19	16,827
Eversource Energy
2.55%, 03/15/31	10	8,707
3.38%, 03/01/32	10	8,919
3.45%, 01/15/50	10	7,063
5.13%, 05/15/33	15	14,839
Series R, 1.65%, 08/15/30	5	4,230
Series U, 1.40%, 08/15/26	5	4,771
Exelon Corp.
2.75%, 03/15/27	25	24,087
3.40%, 04/15/26	65	64,207
4.05%, 04/15/30	40	38,678
4.10%, 03/15/52	10	7,773
4.45%, 04/15/46	20	16,787
4.70%, 04/15/50	15	12,830
4.95%, 06/15/35	5	4,821
5.10%, 06/15/45	10	9,206
5.15%, 03/15/28	25	25,336
5.60%, 03/15/53	5	4,884
5.63%, 06/15/35	5	5,100
6.50%, 03/15/55(b)	15	15,017
Florida Power & Light Co.
2.45%, 02/03/32	10	8,617
2.88%, 12/04/51	5	3,234
3.15%, 10/01/49	5	3,462
3.70%, 12/01/47	30	23,322
3.95%, 03/01/48	10	8,048
4.40%, 05/15/28	15	15,007
5.30%, 04/01/53	20	19,589
5.69%, 03/01/40	10	10,454
5.95%, 02/01/38	5	5,356
Georgia Power Co.
5.13%, 05/15/52	5	4,717
Series 10-C, 4.75%, 09/01/40	5	4,680
Series A, 3.25%, 03/15/51	15	10,378
Series B, 3.70%, 01/30/50	5	3,778
Iberdrola International BV, 6.75%, 07/15/36	15	16,918
Indiana Michigan Power Co., 6.05%, 03/15/37	10	10,586
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Interstate Power & Light Co.
2.30%, 06/01/30	$5	$4,409
3.10%, 11/30/51	10	6,581
4.10%, 09/26/28	5	4,918
6.25%, 07/15/39	10	10,816
IPALCO Enterprises Inc., 4.25%, 05/01/30	5	4,780
ITC Holdings Corp., 3.35%, 11/15/27	15	14,519
Kentucky Utilities Co., 5.13%, 11/01/40	5	4,861
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,137
5.85%, 09/15/54	25	26,118
6.75%, 12/30/31	5	5,586
Mississippi Power Co., Series B, 3.10%, 07/30/51	5	3,375
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32	10	8,762
3.05%, 04/25/27	20	19,438
3.70%, 03/15/29	20	19,367
4.15%, 12/15/32	30	28,539
4.30%, 03/15/49	15	12,516
5.05%, 09/15/28	5	5,080
5.80%, 01/15/33	15	15,708
Nevada Power Co., Series CC, 3.70%, 05/01/29	5	4,840
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	40	38,115
1.90%, 06/15/28	35	32,151
2.25%, 06/01/30	20	17,606
2.75%, 11/01/29	10	9,187
3.50%, 04/01/29	30	28,685
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	5	4,781
4.63%, 07/15/27	40	40,131
4.80%, 12/01/77(b)	5	4,828
4.90%, 02/28/28	30	30,274
5.00%, 02/28/30	10	10,131
5.00%, 07/15/32	15	14,998
5.05%, 02/28/33	25	24,955
5.25%, 03/15/34	25	25,092
5.25%, 02/28/53	10	9,376
6.75%, 06/15/54, (5-year CMT + 2.457%)(b)	15	15,423
Series ., 6.50%, 08/15/55(b)	20	20,261
Northern States Power Co./MN
2.90%, 03/01/50	35	22,990
3.60%, 09/15/47	10	7,647
5.10%, 05/15/53	10	9,500
NorthWestern Corp., 4.18%, 11/15/44	20	16,792
NSTAR Electric Co.
1.95%, 08/15/31	25	21,135
4.40%, 03/01/44	5	4,323
Oglethorpe Power Corp.
4.50%, 04/01/47	15	12,687
5.25%, 09/01/50	7	6,494
5.38%, 11/01/40	10	9,798
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	5	4,674
3.80%, 08/15/28	5	4,887
4.15%, 04/01/47	10	8,122
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	15	9,076
3.75%, 04/01/45	5	3,926
3.80%, 09/30/47	10	7,756
4.55%, 09/15/32	5	4,876
4.55%, 12/01/41	19	17,101
Security	Par (000)	Value
Electric (continued)
4.60%, 06/01/52	$10	$8,606
5.75%, 03/15/29	30	31,218
Pacific Gas and Electric Co.
2.50%, 02/01/31	40	34,407
2.95%, 03/01/26	5	4,909
3.30%, 12/01/27	20	19,059
3.50%, 08/01/50	35	24,057
3.75%, 07/01/28	5	4,801
4.30%, 03/15/45	10	7,975
4.45%, 04/15/42	10	8,388
4.50%, 07/01/40	30	25,989
4.55%, 07/01/30	14	13,548
4.95%, 07/01/50	20	17,226
5.80%, 05/15/34	35	35,630
6.40%, 06/15/33	10	10,555
6.70%, 04/01/53	15	16,169
PacifiCorp
2.90%, 06/15/52	25	15,221
3.30%, 03/15/51	10	6,671
3.50%, 06/15/29	15	14,325
4.15%, 02/15/50	15	11,781
5.35%, 12/01/53	10	9,326
5.45%, 02/15/34	15	15,127
5.50%, 05/15/54	60	57,113
PPL Capital Funding Inc., 4.13%, 04/15/30	5	4,840
PPL Electric Utilities Corp., 5.00%, 05/15/33	5	5,040
Progress Energy Inc., 7.75%, 03/01/31	5	5,716
Public Service Co. of Colorado, Series 17, 6.25%, 09/01/37	20	21,744
Public Service Electric & Gas Co.
0.95%, 03/15/26	5	4,833
3.10%, 03/15/32	10	9,014
3.60%, 12/01/47	10	7,613
3.70%, 05/01/28	5	4,893
4.05%, 05/01/48	25	20,509
5.20%, 08/01/33	10	10,167
5.45%, 08/01/53	20	19,947
5.50%, 03/01/40	5	5,108
Public Service Enterprise Group Inc., 6.13%, 10/15/33	15	15,871
Puget Energy Inc.
2.38%, 06/15/28	20	18,553
4.10%, 06/15/30	20	19,022
Puget Sound Energy Inc.
3.25%, 09/15/49	6	4,141
5.45%, 06/01/53	25	24,533
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51	25	16,073
Sempra
3.25%, 06/15/27	155	150,143
3.80%, 02/01/38	90	74,407
4.00%, 02/01/48	25	18,785
Sierra Pacific Power Co., 2.60%, 05/01/26	5	4,893
Southern California Edison Co.
2.25%, 06/01/30	5	4,357
3.65%, 02/01/50	15	10,634
4.00%, 04/01/47	20	15,254
4.05%, 03/15/42	10	8,005
4.65%, 10/01/43	10	8,549
5.20%, 06/01/34	25	24,496
5.45%, 06/01/31	25	25,344
5.70%, 03/01/53	5	4,780
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.65%, 04/01/29	$25	$25,717
Series 04-G, 5.75%, 04/01/35	5	5,056
Series B, 4.88%, 03/01/49	5	4,284
Series E, 5.45%, 06/01/52	5	4,626
Series H, 3.65%, 06/01/51	5	3,520
Southern Co. (The)
4.25%, 07/01/36	15	13,674
4.40%, 07/01/46	16	13,453
4.85%, 06/15/28	5	5,045
4.85%, 03/15/35	5	4,843
5.11%, 08/01/27	20	20,179
Series 2025, 6.38%, 03/15/55(b)	20	20,221
Series A, 3.70%, 04/30/30	15	14,260
Southwestern Electric Power Co.
3.25%, 11/01/51	5	3,314
Series L, 3.85%, 02/01/48	20	14,925
Series M, 4.10%, 09/15/28	15	14,725
Series N, 1.65%, 03/15/26	10	9,694
Southwestern Public Service Co., 4.50%, 08/15/41	10	8,832
Tampa Electric Co.
2.40%, 03/15/31	20	17,562
4.10%, 06/15/42	5	4,205
4.30%, 06/15/48	5	4,132
5.00%, 07/15/52	5	4,616
Tucson Electric Power Co.
3.25%, 05/15/32	5	4,496
4.00%, 06/15/50	10	7,827
Union Electric Co.
2.63%, 03/15/51	20	12,252
2.95%, 06/15/27	5	4,839
3.90%, 04/01/52	15	11,722
5.45%, 03/15/53	15	14,739
Virginia Electric & Power Co.
2.45%, 12/15/50	9	5,184
2.95%, 11/15/51	15	9,540
4.00%, 01/15/43	30	24,714
4.60%, 12/01/48	25	21,776
5.45%, 04/01/53	5	4,865
8.88%, 11/15/38	5	6,622
Series B, 2.95%, 11/15/26	25	24,401
Series B, 3.75%, 05/15/27	5	4,925
Series B, 3.80%, 09/15/47	5	3,862
Series C, 4.00%, 11/15/46	20	16,067
Series C, 4.63%, 05/15/52	5	4,312
WEC Energy Group Inc., 1.38%, 10/15/27	45	41,477
Wisconsin Power and Light Co., 3.00%, 07/01/29	30	28,058
Wisconsin Public Service Corp.
2.85%, 12/01/51	10	6,407
3.30%, 09/01/49	20	14,194
3.67%, 12/01/42	5	4,010
Xcel Energy Inc.
2.60%, 12/01/29	15	13,568
3.40%, 06/01/30	30	27,925
3.50%, 12/01/49	10	7,042
4.00%, 06/15/28	20	19,558
5.50%, 03/15/34	25	25,229
		4,380,287
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	10	9,469
1.95%, 10/15/30	20	17,455
Security	Par (000)	Value
Electrical Components & Equipment (continued)
2.00%, 12/21/28	$45	$41,208
2.80%, 12/21/51	10	6,412
5.25%, 11/15/39	10	10,263
		84,807
Electronics — 0.3%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	5	5,087
Amphenol Corp., 2.20%, 09/15/31	20	17,154
Arrow Electronics Inc.
2.95%, 02/15/32	5	4,315
3.88%, 01/12/28	5	4,867
Flex Ltd.
4.88%, 06/15/29	10	9,958
4.88%, 05/12/30	10	9,914
Fortive Corp., 3.15%, 06/15/26	40	39,315
Honeywell International Inc.
1.10%, 03/01/27	10	9,373
1.75%, 09/01/31	5	4,185
2.50%, 11/01/26	40	38,833
2.70%, 08/15/29	5	4,652
2.80%, 06/01/50	5	3,248
3.81%, 11/21/47	25	19,643
4.95%, 02/15/28	75	76,261
5.70%, 03/15/36	35	37,238
Hubbell Inc.
2.30%, 03/15/31	10	8,702
3.15%, 08/15/27	5	4,832
Jabil Inc.
1.70%, 04/15/26	10	9,666
3.00%, 01/15/31	10	8,944
4.25%, 05/15/27	15	14,876
Keysight Technologies Inc.
3.00%, 10/30/29	10	9,245
4.60%, 04/06/27	15	15,007
TD SYNNEX Corp.
1.75%, 08/09/26	10	9,590
2.38%, 08/09/28	10	9,241
2.65%, 08/09/31	10	8,538
Trimble Inc., 4.90%, 06/15/28	10	10,039
Tyco Electronics Group SA, 7.13%, 10/01/37	10	11,685
Vontier Corp.
1.80%, 04/01/26	10	9,671
2.40%, 04/01/28	10	9,251
2.95%, 04/01/31	5	4,360
		427,690
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33	30	30,937
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	45	43,926
4.28%, 03/15/32	45	40,386
5.05%, 03/15/42	25	20,701
5.14%, 03/15/52	55	42,518
5.39%, 03/15/62	35	26,714
		174,245
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	4,130
Republic Services Inc.
1.45%, 02/15/31	30	24,877
2.30%, 03/01/30	5	4,485
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
3.05%, 03/01/50	$15	$10,429
4.88%, 04/01/29	25	25,248
5.00%, 12/15/33	10	10,024
5.00%, 04/01/34	5	5,003
Waste Connections Inc.
2.95%, 01/15/52	20	12,962
3.20%, 06/01/32	25	22,330
4.20%, 01/15/33	5	4,741
4.25%, 12/01/28	35	34,664
Waste Management Inc.
1.50%, 03/15/31	10	8,369
2.00%, 06/01/29	5	4,529
2.50%, 11/15/50	15	9,071
2.95%, 06/01/41	15	11,316
4.15%, 07/15/49	10	8,404
4.63%, 02/15/30	5	5,022
4.65%, 03/15/30	10	10,028
4.88%, 02/15/34	20	20,016
		235,648
Food — 0.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,281
Conagra Brands Inc.
1.38%, 11/01/27	25	22,886
4.85%, 11/01/28	35	35,010
5.40%, 11/01/48	25	23,271
Flowers Foods Inc.
2.40%, 03/15/31	10	8,619
3.50%, 10/01/26	5	4,909
General Mills Inc.
2.25%, 10/14/31	5	4,267
3.00%, 02/01/51	25	16,414
3.20%, 02/10/27	25	24,400
4.95%, 03/29/33	20	19,889
Hershey Co. (The)
2.30%, 08/15/26	10	9,738
3.13%, 11/15/49	15	10,435
Hormel Foods Corp.
1.80%, 06/11/30	5	4,346
3.05%, 06/03/51	5	3,372
Ingredion Inc., 2.90%, 06/01/30	10	9,132
J.M. Smucker Co. (The)
2.13%, 03/15/32	10	8,302
2.38%, 03/15/30	5	4,481
4.25%, 03/15/35	10	9,268
6.20%, 11/15/33	15	16,035
6.50%, 11/15/53(a)	10	11,039
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	15	12,907
3.75%, 12/01/31	5	4,545
5.50%, 01/15/30	20	20,219
6.50%, 12/01/52	20	21,254
6.75%, 03/15/34	8	8,690
Kellanova
2.10%, 06/01/30	10	8,853
3.25%, 04/01/26	15	14,807
3.40%, 11/15/27	40	38,887
4.30%, 05/15/28	20	19,880
Series B, 7.45%, 04/01/31	15	16,978
Kraft Heinz Foods Co.
3.00%, 06/01/26	5	4,904
Security	Par (000)	Value
Food (continued)
3.75%, 04/01/30	$5	$4,778
3.88%, 05/15/27	5	4,934
4.25%, 03/01/31	10	9,702
4.38%, 06/01/46	20	16,689
4.63%, 01/30/29	25	25,038
4.88%, 10/01/49	15	13,282
5.20%, 07/15/45	30	28,080
5.50%, 06/01/50	5	4,820
6.75%, 03/15/32	10	11,018
Kroger Co. (The)
1.70%, 01/15/31	10	8,407
2.65%, 10/15/26	25	24,258
3.88%, 10/15/46	10	7,790
3.95%, 01/15/50	15	11,669
4.45%, 02/01/47	15	12,726
4.50%, 01/15/29	20	19,915
5.00%, 09/15/34	25	24,687
5.15%, 08/01/43	15	14,164
7.50%, 04/01/31	5	5,671
McCormick & Co. Inc./MD
4.20%, 08/15/47	20	16,769
4.70%, 10/15/34	5	4,797
4.95%, 04/15/33	5	4,976
Mondelez International Inc.
1.88%, 10/15/32	20	16,446
2.63%, 03/17/27	25	24,096
2.63%, 09/04/50	50	30,395
2.75%, 04/13/30	5	4,547
3.00%, 03/17/32	10	8,882
Pilgrim's Pride Corp.
3.50%, 03/01/32	10	8,858
4.25%, 04/15/31	15	14,155
6.25%, 07/01/33	15	15,657
6.88%, 05/15/34	5	5,452
Sysco Corp.
3.30%, 07/15/26	25	24,583
3.30%, 02/15/50	15	10,353
4.85%, 10/01/45	15	13,587
6.60%, 04/01/40	10	11,130
6.60%, 04/01/50	5	5,566
The Campbell's Co.
2.38%, 04/24/30	10	8,901
3.13%, 04/24/50	5	3,366
4.75%, 03/23/35	5	4,830
Tyson Foods Inc.
3.55%, 06/02/27	35	34,200
4.00%, 03/01/26	15	14,916
4.35%, 03/01/29	5	4,917
4.88%, 08/15/34	15	14,599
5.10%, 09/28/48	35	32,189
		1,019,813
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	10	8,354
4.40%, 08/15/47	10	8,365
5.00%, 09/15/35	5	4,969
Suzano Austria GmbH
2.50%, 09/15/28	40	36,422
3.13%, 01/15/32	5	4,276
3.75%, 01/15/31	15	13,605
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano International Finance BV, 5.50%, 01/17/27	$10	$10,095
		86,086
Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31	10	8,384
2.85%, 02/15/52	5	3,191
3.00%, 06/15/27	140	135,915
4.13%, 03/15/49	14	11,324
5.90%, 11/15/33	5	5,303
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	5	4,266
4.10%, 09/01/47	10	8,210
5.25%, 03/01/28	5	5,089
NiSource Inc.
1.70%, 02/15/31	30	25,127
2.95%, 09/01/29	5	4,647
3.49%, 05/15/27	20	19,556
5.00%, 06/15/52	15	13,663
5.65%, 02/01/45	5	5,015
ONE Gas Inc.
2.00%, 05/15/30	10	8,777
4.66%, 02/01/44	5	4,514
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	15	10,242
4.65%, 08/01/43	20	17,804
5.05%, 05/15/52	5	4,479
Southern California Gas Co., Series XX, 2.55%, 02/01/30	50	45,197
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	5	4,168
5.88%, 03/15/41	15	15,362
Series 2020-A, 1.75%, 01/15/31	30	25,240
Series 21A, 3.15%, 09/30/51	25	16,449
Southwest Gas Corp.
2.20%, 06/15/30	15	13,156
4.05%, 03/15/32	10	9,381
4.15%, 06/01/49	10	7,874
5.45%, 03/23/28	40	40,781
5.80%, 12/01/27	10	10,287
Spire Missouri Inc., 3.30%, 06/01/51	10	7,012
Washington Gas Light Co.
3.65%, 09/15/49	5	3,717
Series K, 3.80%, 09/15/46	5	3,885
		498,015
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28	10	10,226
6.30%, 02/15/30	10	10,400
6.40%, 04/15/33	20	20,762
Snap-on Inc., 3.10%, 05/01/50	10	6,891
Stanley Black & Decker Inc.
2.30%, 03/15/30	11	9,715
2.75%, 11/15/50	20	11,857
4.25%, 11/15/28	5	4,941
6.00%, 03/06/28	55	57,251
		132,043
Health Care - Products — 0.4%
Abbott Laboratories
3.75%, 11/30/26	65	64,508
4.75%, 11/30/36	10	9,919
Security	Par (000)	Value
Health Care - Products (continued)
4.75%, 04/15/43	$5	$4,810
4.90%, 11/30/46	5	4,794
5.30%, 05/27/40	30	31,074
6.00%, 04/01/39	5	5,537
Agilent Technologies Inc.
2.10%, 06/04/30	15	13,165
2.30%, 03/12/31	20	17,363
3.05%, 09/22/26	5	4,888
Baxter International Inc.
1.73%, 04/01/31	25	20,871
1.92%, 02/01/27	25	23,781
2.54%, 02/01/32	5	4,291
2.60%, 08/15/26	10	9,721
3.13%, 12/01/51	25	16,414
3.95%, 04/01/30	5	4,835
Boston Scientific Corp.
2.65%, 06/01/30	35	31,857
4.00%, 03/01/28	5	4,940
4.70%, 03/01/49	12	10,932
Danaher Corp., 2.80%, 12/10/51	25	15,917
DH Europe Finance II SARL
2.60%, 11/15/29	20	18,359
3.25%, 11/15/39	5	3,992
3.40%, 11/15/49	20	14,587
Koninklijke Philips NV
5.00%, 03/15/42	5	4,649
6.88%, 03/11/38	10	11,104
Medtronic Global Holdings SCA, 4.50%, 03/30/33	5	4,888
Medtronic Inc., 4.38%, 03/15/35	20	19,341
Revvity Inc.
1.90%, 09/15/28	10	9,111
2.55%, 03/15/31	15	12,995
3.30%, 09/15/29	10	9,377
Solventum Corp.
5.40%, 03/01/29	25	25,513
5.60%, 03/23/34	25	25,608
5.90%, 04/30/54	15	15,274
Stryker Corp.
2.90%, 06/15/50	20	13,403
4.10%, 04/01/43	10	8,505
4.38%, 05/15/44	10	8,725
4.63%, 03/15/46	15	13,523
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	5	4,262
2.60%, 10/01/29	22	20,276
2.80%, 10/15/41	10	7,232
4.10%, 08/15/47	15	12,541
4.80%, 11/21/27	5	5,055
4.95%, 08/10/26	25	25,227
4.98%, 08/10/30	25	25,417
5.00%, 12/05/26	5	5,051
5.40%, 08/10/43	5	5,057
		628,689
Health Care - Services — 1.2%
Adventist Health System/West, 3.63%, 03/01/49	5	3,652
Advocate Health & Hospitals Corp., 4.27%, 08/15/48	10	8,643
Aetna Inc.
4.50%, 05/15/42	10	8,411
4.75%, 03/15/44	10	8,618
6.63%, 06/15/36	15	16,115
6.75%, 12/15/37	10	10,842
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	$5	$3,218
Allina Health System, Series 2019, 3.89%, 04/15/49	5	3,939
Ascension Health
4.85%, 11/15/53	5	4,665
Series B, 3.11%, 11/15/39	25	19,865
Banner Health, 2.91%, 01/01/51	15	9,966
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	5	3,596
Baylor Scott & White Holdings
3.97%, 11/15/46	10	8,394
4.19%, 11/15/45	5	4,318
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	5	3,468
Centene Corp.
2.45%, 07/15/28	20	18,243
2.50%, 03/01/31	25	21,114
2.63%, 08/01/31	10	8,427
3.00%, 10/15/30	30	26,283
4.25%, 12/15/27	10	9,737
4.63%, 12/15/29	35	33,590
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,476
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	10	6,483
Cigna Group (The)
3.40%, 03/01/27	5	4,896
3.40%, 03/15/50	15	10,284
4.38%, 10/15/28	60	59,532
4.80%, 08/15/38	35	32,811
4.80%, 07/15/46	25	21,943
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	5	3,734
Dignity Health, 5.27%, 11/01/64	5	4,640
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	5	4,102
Elevance Health Inc.
1.50%, 03/15/26	10	9,696
2.25%, 05/15/30	5	4,431
2.88%, 09/15/29	45	41,688
3.65%, 12/01/27	40	39,163
4.10%, 03/01/28	35	34,556
4.10%, 05/15/32	5	4,726
4.38%, 12/01/47	15	12,461
4.55%, 03/01/48	5	4,234
4.75%, 02/15/33	20	19,579
5.13%, 02/15/53	5	4,576
5.38%, 06/15/34	25	25,334
5.70%, 02/15/55	15	14,813
5.85%, 11/01/64	10	9,937
6.10%, 10/15/52	15	15,576
6.38%, 06/15/37	25	26,987
Hackensack Meridian Health Inc.
4.21%, 07/01/48	10	8,493
4.50%, 07/01/57	10	8,657
HCA Inc.
3.50%, 07/15/51	20	13,468
3.63%, 03/15/32	20	18,077
4.38%, 03/15/42	21	17,590
4.50%, 02/15/27	10	9,960
4.63%, 03/15/52	5	4,084
5.13%, 06/15/39	20	18,759
Security	Par (000)	Value
Health Care - Services (continued)
5.20%, 06/01/28	$10	$10,112
5.25%, 06/15/26	5	5,020
5.25%, 06/15/49	25	22,527
5.38%, 09/01/26	40	40,240
5.50%, 06/15/47	5	4,686
5.88%, 02/01/29	10	10,308
6.00%, 04/01/54	25	24,771
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	5	3,920
Humana Inc.
1.35%, 02/03/27	25	23,479
3.13%, 08/15/29	25	23,256
5.75%, 03/01/28	25	25,680
5.75%, 12/01/28	15	15,457
5.88%, 03/01/33	5	5,127
5.95%, 03/15/34	25	25,735
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48	5	4,118
Inova Health System Foundation, 4.07%, 05/15/52(a)	5	4,157
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	5	3,725
IQVIA Inc., 6.25%, 02/01/29	5	5,225
Kaiser Foundation Hospitals
4.15%, 05/01/47	15	12,766
4.88%, 04/01/42	15	14,308
Series 2021, 2.81%, 06/01/41	22	16,184
Laboratory Corp. of America Holdings
2.70%, 06/01/31	15	13,212
2.95%, 12/01/29	15	13,827
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48	25	19,819
Mayo Clinic
Series 2013, 4.00%, 11/15/47(a)	5	4,220
Series 2016, 4.13%, 11/15/52	10	8,459
Series 2021, 3.20%, 11/15/61	5	3,320
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	5	3,205
MyMichigan Health, Series 2020, 3.41%, 06/01/50	10	7,224
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	10	9,086
Northwell Healthcare Inc.
3.81%, 11/01/49	5	3,851
3.98%, 11/01/46	15	12,004
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	5	3,149
Novant Health Inc.
2.64%, 11/01/36	10	7,982
3.17%, 11/01/51	5	3,458
3.32%, 11/01/61	10	6,715
OhioHealth Corp., 2.83%, 11/15/41	10	7,358
Orlando Health Obligated Group
3.33%, 10/01/50	10	7,245
4.09%, 10/01/48	5	4,136
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5	4,400
Piedmont Healthcare Inc.
2.04%, 01/01/32	10	8,343
Series 2042, 2.72%, 01/01/42	10	7,185
Presbyterian Healthcare Services, 4.88%, 08/01/52	5	4,746
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	15	9,071
Series A, 3.93%, 10/01/48	5	3,863
Series I, 3.74%, 10/01/47	5	3,850
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Quest Diagnostics Inc.
2.80%, 06/30/31	$10	$8,890
2.95%, 06/30/30	15	13,744
3.45%, 06/01/26	20	19,749
4.20%, 06/30/29	10	9,838
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	5	3,228
Stanford Health Care
3.03%, 08/15/51	10	6,881
Series 2018, 3.80%, 11/15/48	10	8,008
Sutter Health, Series 20A, 3.36%, 08/15/50	45	32,784
Texas Health Resources, 2.33%, 11/15/50	5	2,955
Toledo Hospital (The), 5.75%, 11/15/38	5	5,022
Trinity Health Corp., Series 2021, 2.63%, 12/01/40	5	3,653
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,777
UnitedHealth Group Inc.
3.70%, 05/15/27	5	4,925
2.00%, 05/15/30	5	4,391
2.30%, 05/15/31	5	4,346
2.90%, 05/15/50	20	12,780
2.95%, 10/15/27	25	24,085
3.13%, 05/15/60	5	3,072
3.25%, 05/15/51	20	13,638
3.45%, 01/15/27	35	34,432
3.50%, 08/15/39	20	16,347
3.70%, 08/15/49	20	14,960
3.75%, 10/15/47	10	7,666
3.88%, 12/15/28	10	9,783
3.95%, 10/15/42	10	8,303
4.20%, 05/15/32	5	4,791
4.25%, 01/15/29	10	9,888
4.38%, 03/15/42	20	17,557
4.50%, 04/15/33	25	24,163
4.63%, 07/15/35	25	24,153
4.75%, 07/15/45	39	35,324
4.75%, 05/15/52	20	17,507
5.15%, 07/15/34	50	50,311
5.25%, 02/15/28	10	10,237
5.35%, 02/15/33	50	51,092
5.63%, 07/15/54	25	24,972
5.70%, 10/15/40	10	10,236
5.95%, 02/15/41	15	15,705
6.05%, 02/15/63	10	10,418
6.88%, 02/15/38	38	43,828
Universal Health Services Inc.
1.65%, 09/01/26	15	14,326
2.65%, 10/15/30	20	17,484
WakeMed, Series A, 3.29%, 10/01/52	5	3,535
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	5	4,436
Series 2021, 3.07%, 03/01/51	5	3,288
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	10	6,028
		1,912,915
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26	10	9,646
2.88%, 06/15/28	25	23,358
3.20%, 11/15/31	5	4,378
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26	5	4,801
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blackstone Private Credit Fund
2.63%, 12/15/26	$15	$14,359
3.25%, 03/15/27	10	9,641
4.00%, 01/15/29	5	4,772
6.00%, 11/22/34(d)	10	9,845
Blackstone Secured Lending Fund
2.13%, 02/15/27	10	9,467
2.85%, 09/30/28	10	9,195
Blue Owl Capital Corp.
2.63%, 01/15/27	5	4,759
2.88%, 06/11/28	15	13,825
3.40%, 07/15/26	10	9,751
Blue Owl Capital Corp. III, 3.13%, 04/13/27	5	4,775
Blue Owl Credit Income Corp.
6.65%, 03/15/31	15	15,525
7.75%, 09/16/27	5	5,254
FS KKR Capital Corp.
2.63%, 01/15/27	5	4,776
3.13%, 10/12/28	15	13,754
3.25%, 07/15/27	10	9,563
Golub Capital BDC Inc.
2.05%, 02/15/27	5	4,709
2.50%, 08/24/26	10	9,632
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(a)	5	4,841
6.95%, 08/14/28	5	5,237
		205,863
Home Builders — 0.1%
DR Horton Inc., 1.40%, 10/15/27	15	13,848
Lennar Corp.
4.75%, 11/29/27	30	30,052
5.25%, 06/01/26	5	5,020
MDC Holdings Inc.
2.50%, 01/15/31	5	4,359
3.85%, 01/15/30	5	4,743
3.97%, 08/06/61(a)	5	3,937
6.00%, 01/15/43	15	15,111
PulteGroup Inc.
6.38%, 05/15/33	5	5,350
7.88%, 06/15/32	5	5,771
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,766
4.35%, 02/15/28	10	9,876
4.88%, 03/15/27	5	5,008
		107,841
Home Furnishings — 0.0%
Whirlpool Corp.
4.70%, 05/14/32	5	4,709
4.75%, 02/26/29(a)	10	9,856
		14,565
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	5	5,031
Clorox Co. (The)
1.80%, 05/15/30	25	21,700
3.10%, 10/01/27	25	24,166
3.90%, 05/15/28	5	4,910
4.60%, 05/01/32	5	4,925
Kimberly-Clark Corp.
1.05%, 09/15/27	25	23,044
3.10%, 03/26/30	10	9,375
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
3.20%, 04/25/29	$15	$14,326
3.90%, 05/04/47	25	20,351
4.50%, 02/16/33	5	4,963
6.63%, 08/01/37	10	11,557
		144,348
Insurance — 1.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	5,887
Aflac Inc.
2.88%, 10/15/26	5	4,877
3.60%, 04/01/30	25	23,848
Alleghany Corp.
3.63%, 05/15/30	25	23,870
4.90%, 09/15/44	10	9,352
Allstate Corp. (The)
3.28%, 12/15/26	5	4,897
3.85%, 08/10/49	5	3,846
4.20%, 12/15/46	15	12,388
4.50%, 06/15/43	5	4,376
5.95%, 04/01/36	10	10,790
6.50%, 05/15/67(b)	5	5,037
American International Group Inc.
3.88%, 01/15/35	10	9,093
4.20%, 04/01/28	10	9,867
American National Group Inc., 5.00%, 06/15/27	5	4,994
Aon Corp.
2.80%, 05/15/30	5	4,556
3.75%, 05/02/29	4	3,863
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	10	6,303
3.90%, 02/28/52	10	7,635
5.35%, 02/28/33	5	5,096
Aon Global Ltd., 4.75%, 05/15/45	5	4,446
Aon North America Inc.
5.15%, 03/01/29	25	25,413
5.45%, 03/01/34	25	25,570
5.75%, 03/01/54	25	25,408
Arch Capital Finance LLC, 4.01%, 12/15/26	5	4,965
Arch Capital Group Ltd.
3.64%, 06/30/50	25	18,415
7.35%, 05/01/34	5	5,770
Arthur J Gallagher & Co., 5.45%, 07/15/34	25	25,412
Assurant Inc.
3.70%, 02/22/30	10	9,373
4.90%, 03/27/28	5	5,030
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(a)	15	13,523
6.13%, 09/15/28	5	5,242
Athene Holding Ltd.
3.45%, 05/15/52	10	6,631
3.95%, 05/25/51	15	11,159
4.13%, 01/12/28	74	72,969
6.65%, 02/01/33	5	5,360
Axis Specialty Finance LLC, 3.90%, 07/15/29	5	4,810
Axis Specialty Finance PLC, 4.00%, 12/06/27	10	9,834
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	10	8,578
2.50%, 01/15/51	5	3,001
2.88%, 03/15/32	25	22,531
3.85%, 03/15/52	25	19,380
4.20%, 08/15/48	20	16,808
5.75%, 01/15/40	25	26,963
Security	Par (000)	Value
Insurance (continued)
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	$15	$15,536
Brown & Brown Inc.
2.38%, 03/15/31	10	8,598
4.50%, 03/15/29	10	9,895
4.95%, 03/17/52	10	8,803
Chubb INA Holdings LLC
3.05%, 12/15/61	25	15,722
3.35%, 05/03/26	27	26,688
4.35%, 11/03/45	25	21,819
CNA Financial Corp., 3.90%, 05/01/29	25	24,228
CNO Financial Group Inc., 5.25%, 05/30/29	10	10,032
Corebridge Financial Inc.
3.65%, 04/05/27	45	44,124
3.90%, 04/05/32	15	13,928
4.35%, 04/05/42	10	8,610
4.40%, 04/05/52	15	12,427
6.88%, 12/15/52, (5-year CMT + 3.846%)(b)	20	20,568
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	10	9,730
Enstar Group Ltd.
3.10%, 09/01/31	5	4,341
4.95%, 06/01/29	10	9,962
Equitable Holdings Inc.
4.35%, 04/20/28	25	24,708
5.00%, 04/20/48	11	10,122
5.59%, 01/11/33	5	5,148
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	20	12,640
4.87%, 06/01/44	5	4,478
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	15	14,780
4.85%, 04/17/28	20	20,022
6.00%, 12/07/33	25	26,191
Fidelity National Financial Inc., 4.50%, 08/15/28	20	19,792
First American Financial Corp., 2.40%, 08/15/31	10	8,419
Globe Life Inc.
2.15%, 08/15/30	5	4,313
4.80%, 06/15/32	10	9,830
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26	20	19,961
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	25	16,270
5.95%, 10/15/36	5	5,264
Jackson Financial Inc.
3.13%, 11/23/31	5	4,380
4.00%, 11/23/51	5	3,554
5.67%, 06/08/32	5	5,111
Kemper Corp.
2.40%, 09/30/30	15	12,989
3.80%, 02/23/32	25	22,489
Lincoln National Corp.
3.40%, 01/15/31	25	22,976
3.63%, 12/12/26	10	9,840
Loews Corp., 3.75%, 04/01/26	10	9,933
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	25	24,483
4.15%, 03/04/26	6	5,981
Markel Group Inc.
3.35%, 09/17/29	15	14,180
3.45%, 05/07/52	15	10,365
3.50%, 11/01/27	10	9,764
Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.15%, 09/17/50	$10	$7,877
5.00%, 04/05/46	5	4,528
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	20	17,584
4.20%, 03/01/48	25	20,957
4.38%, 03/15/29	40	39,730
4.75%, 03/15/39	10	9,576
4.90%, 03/15/49	5	4,607
5.40%, 09/15/33	25	25,746
5.45%, 03/15/53	10	9,872
5.75%, 11/01/32	10	10,529
5.88%, 08/01/33	10	10,657
MetLife Inc.
4.60%, 05/13/46	10	8,939
4.88%, 11/13/43	20	18,665
5.25%, 01/15/54	10	9,702
5.38%, 07/15/33	20	20,643
5.70%, 06/15/35	30	31,580
6.38%, 06/15/34	5	5,494
Old Republic International Corp.
3.88%, 08/26/26	30	29,652
5.75%, 03/28/34	5	5,130
PartnerRe Finance B LLC, 3.70%, 07/02/29	20	19,267
Primerica Inc., 2.80%, 11/19/31	5	4,348
Principal Financial Group Inc.
2.13%, 06/15/30	5	4,391
3.70%, 05/15/29	10	9,630
4.30%, 11/15/46	10	8,575
4.35%, 05/15/43	10	8,794
5.38%, 03/15/33	5	5,117
Progressive Corp. (The)
3.00%, 03/15/32	5	4,467
3.70%, 01/26/45	5	3,959
4.00%, 03/01/29	20	19,651
4.13%, 04/15/47	5	4,151
4.35%, 04/25/44	5	4,372
Prudential Financial Inc.
3.70%, 03/13/51	5	3,762
3.88%, 03/27/28	50	49,178
3.91%, 12/07/47	10	7,905
4.35%, 02/25/50	10	8,430
4.50%, 09/15/47(b)	10	9,731
5.70%, 12/14/36	10	10,558
6.00%, 09/01/52, (5-year CMT + 3.234%)(b)	10	10,002
6.75%, 03/01/53, (5-year CMT + 2.848%)(b)	5	5,217
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	15	13,915
Reinsurance Group of America Inc., 3.95%, 09/15/26	35	34,702
RenaissanceRe Finance Inc., 3.45%, 07/01/27	20	19,520
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	5	4,763
Stewart Information Services Corp., 3.60%, 11/15/31	5	4,451
Travelers Companies Inc. (The)
3.05%, 06/08/51	15	10,148
4.10%, 03/04/49	5	4,125
4.60%, 08/01/43	5	4,573
5.45%, 05/25/53	5	5,021
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	11,122
Unum Group
4.50%, 12/15/49	15	12,319
5.75%, 08/15/42	5	5,014
W R Berkley Corp., 4.00%, 05/12/50	15	11,834
Security	Par (000)	Value
Insurance (continued)
Willis North America Inc.
2.95%, 09/15/29	$25	$23,102
4.65%, 06/15/27	5	5,006
5.05%, 09/15/48	10	9,097
5.35%, 05/15/33	25	25,320
		1,857,165
Internet — 0.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	200	194,767
Alphabet Inc.
1.90%, 08/15/40	40	26,992
2.25%, 08/15/60	25	14,173
Amazon.com Inc.
1.00%, 05/12/26	45	43,367
1.50%, 06/03/30	10	8,642
2.50%, 06/03/50	25	15,434
2.70%, 06/03/60	25	14,902
2.88%, 05/12/41	40	30,189
3.15%, 08/22/27	33	32,165
3.30%, 04/13/27	10	9,821
3.88%, 08/22/37	55	49,713
3.95%, 04/13/52	20	16,248
4.05%, 08/22/47	50	42,178
4.25%, 08/22/57	15	12,622
4.70%, 12/01/32	30	30,248
4.80%, 12/05/34	35	35,367
Booking Holdings Inc.
3.60%, 06/01/26	15	14,865
4.63%, 04/13/30	25	25,069
eBay Inc.
1.40%, 05/10/26	15	14,473
3.60%, 06/05/27	15	14,702
3.65%, 05/10/51	15	11,031
4.00%, 07/15/42	20	16,377
5.95%, 11/22/27	15	15,529
6.30%, 11/22/32	10	10,834
Expedia Group Inc.
3.25%, 02/15/30	15	13,999
4.63%, 08/01/27	10	10,001
Meta Platforms Inc.
3.50%, 08/15/27	15	14,761
4.45%, 08/15/52	35	30,409
4.60%, 05/15/28	20	20,206
4.65%, 08/15/62	20	17,480
4.80%, 05/15/30	5	5,100
5.55%, 08/15/64	10	10,071
5.60%, 05/15/53	25	25,691
5.75%, 05/15/63	10	10,383
Netflix Inc., 4.88%, 04/15/28	5	5,064
VeriSign Inc., 4.75%, 07/15/27	35	34,940
		897,813
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	20	20,914
6.75%, 03/01/41	20	21,370
6.80%, 11/29/32	20	21,653
Nucor Corp.
2.98%, 12/15/55	13	8,135
3.13%, 04/01/32	20	17,938
3.85%, 04/01/52	15	11,654
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Steel Dynamics Inc.
3.25%, 01/15/31	$25	$22,972
3.45%, 04/15/30	5	4,704
Vale Overseas Ltd., 3.75%, 07/08/30	27	25,116
		154,456
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	10	8,317
4.40%, 09/15/32(a)	10	9,251
		17,568
Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31	15	13,781
Hyatt Hotels Corp.
4.38%, 09/15/28	10	9,856
4.85%, 03/15/26	15	15,012
5.75%, 04/23/30	5	5,142
Marriott International Inc./MD
5.45%, 09/15/26	5	5,061
Series FF, 4.63%, 06/15/30	10	9,933
Series GG, 3.50%, 10/15/32	25	22,419
Series HH, 2.85%, 04/15/31	5	4,446
Series X, 4.00%, 04/15/28	15	14,737
		100,387
Machinery — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/27	10	9,541
2.40%, 08/09/26	15	14,610
4.35%, 05/15/26	5	5,008
4.50%, 01/08/27	10	10,044
Caterpillar Inc.
3.25%, 04/09/50	5	3,575
4.75%, 05/15/64	10	8,895
6.05%, 08/15/36	28	30,819
CNH Industrial Capital LLC, 1.45%, 07/15/26	5	4,795
CNH Industrial NV, 3.85%, 11/15/27	25	24,483
Deere & Co.
3.90%, 06/09/42	15	12,804
5.38%, 10/16/29	5	5,221
Dover Corp., 2.95%, 11/04/29	5	4,643
Flowserve Corp., 2.80%, 01/15/32	10	8,639
Ingersoll Rand Inc.
5.40%, 08/14/28	5	5,119
5.70%, 08/14/33	10	10,389
John Deere Capital Corp.
1.05%, 06/17/26	5	4,804
1.75%, 03/09/27	15	14,265
2.25%, 09/14/26	40	38,803
2.65%, 06/10/26	5	4,905
3.05%, 01/06/28	15	14,548
3.90%, 06/07/32	5	4,738
4.70%, 06/10/30	5	5,045
5.05%, 03/03/26	10	10,071
nVent Finance SARL, 5.65%, 05/15/33	15	15,202
Otis Worldwide Corp.
3.36%, 02/15/50	25	17,610
5.25%, 08/16/28	5	5,115
Rockwell Automation Inc., 1.75%, 08/15/31	10	8,412
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	25	24,558
4.70%, 09/15/28	20	19,930
Security	Par (000)	Value
Machinery (continued)
Xylem Inc./New York
1.95%, 01/30/28	$40	$37,375
2.25%, 01/30/31(a)	5	4,362
4.38%, 11/01/46	10	8,455
		396,783
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26	10	9,672
2.38%, 08/26/29	25	22,798
3.05%, 04/15/30	5	4,663
3.25%, 08/26/49	20	14,092
3.38%, 03/01/29	5	4,798
3.63%, 10/15/47	10	7,645
3.70%, 04/15/50	10	7,594
4.00%, 09/14/48	5	4,057
Carlisle Companies Inc.
2.20%, 03/01/32	15	12,520
2.75%, 03/01/30	5	4,549
3.75%, 12/01/27	15	14,646
Eaton Corp.
3.92%, 09/15/47	15	12,191
4.15%, 03/15/33	30	28,648
4.70%, 08/23/52	10	9,066
Illinois Tool Works Inc., 2.65%, 11/15/26	75	73,234
Parker-Hannifin Corp.
3.25%, 03/01/27	13	12,728
4.10%, 03/01/47	20	16,638
4.20%, 11/21/34	10	9,467
4.45%, 11/21/44	5	4,418
4.50%, 09/15/29	5	4,991
Pentair Finance SARL
4.50%, 07/01/29	10	9,901
5.90%, 07/15/32	5	5,218
Teledyne Technologies Inc.
2.25%, 04/01/28	40	37,320
2.75%, 04/01/31	15	13,328
Textron Inc.
2.45%, 03/15/31	17	14,776
4.00%, 03/15/26	15	14,881
		373,839
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5	4,488
2.30%, 02/01/32	15	12,131
2.80%, 04/01/31	10	8,642
3.50%, 06/01/41	25	17,607
3.75%, 02/15/28	10	9,668
3.90%, 06/01/52	20	13,272
3.95%, 06/30/62	15	9,439
4.20%, 03/15/28	25	24,444
4.80%, 03/01/50	30	23,156
5.05%, 03/30/29	25	24,822
5.13%, 07/01/49	15	12,129
5.25%, 04/01/53(a)	20	16,533
5.38%, 05/01/47	15	12,662
5.75%, 04/01/48	25	22,073
6.48%, 10/23/45	25	24,222
6.55%, 06/01/34	50	51,751
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp.
1.50%, 02/15/31	$10	$8,325
1.95%, 01/15/31	20	17,119
2.35%, 01/15/27	10	9,637
2.45%, 08/15/52	20	11,241
2.65%, 02/01/30	45	40,998
2.65%, 08/15/62	25	13,485
2.80%, 01/15/51	10	6,148
2.89%, 11/01/51	45	28,052
2.94%, 11/01/56	40	24,072
2.99%, 11/01/63	66	38,297
3.15%, 03/01/26	40	39,489
3.20%, 07/15/36	10	8,284
3.30%, 04/01/27	80	78,218
3.40%, 04/01/30	20	18,845
3.40%, 07/15/46	5	3,628
3.45%, 02/01/50	10	7,049
3.75%, 04/01/40	20	16,590
3.90%, 03/01/38	35	30,257
4.00%, 11/01/49	15	11,665
4.15%, 10/15/28	5	4,936
4.20%, 08/15/34	5	4,679
4.25%, 10/15/30	20	19,583
4.25%, 01/15/33	15	14,245
4.40%, 08/15/35	25	23,518
4.65%, 07/15/42	20	18,032
4.75%, 03/01/44	20	17,980
4.80%, 05/15/33	20	19,715
5.35%, 11/15/27	10	10,237
5.50%, 11/15/32	5	5,184
5.65%, 06/15/35	5	5,185
6.50%, 11/15/35	5	5,537
Discovery Communications LLC, 4.00%, 09/15/55	15	9,835
FactSet Research Systems Inc., 2.90%, 03/01/27	10	9,675
Fox Corp., 5.58%, 01/25/49	30	28,653
Grupo Televisa SAB, 6.63%, 01/15/40	25	23,866
Paramount Global
2.90%, 01/15/27	6	5,782
3.70%, 06/01/28	5	4,798
4.20%, 05/19/32	5	4,513
4.38%, 03/15/43	10	7,606
4.60%, 01/15/45	10	7,687
4.90%, 08/15/44	5	4,003
4.95%, 01/15/31	15	14,437
5.25%, 04/01/44	10	8,287
5.50%, 05/15/33	5	4,849
5.85%, 09/01/43	10	8,991
5.90%, 10/15/40	5	4,563
6.88%, 04/30/36	10	10,471
Thomson Reuters Corp.
3.35%, 05/15/26	35	34,529
5.50%, 08/15/35	9	9,256
5.85%, 04/15/40	10	10,425
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,737
Time Warner Cable LLC
4.50%, 09/15/42	15	11,557
5.50%, 09/01/41	20	17,619
6.55%, 05/01/37	20	19,911
6.75%, 06/15/39	20	20,135
7.30%, 07/01/38	10	10,551
Security	Par (000)	Value
Media (continued)
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	$20	$16,209
4.13%, 06/01/44	15	12,687
Walt Disney Co. (The)
2.20%, 01/13/28	20	18,892
2.65%, 01/13/31	20	17,959
2.75%, 09/01/49	5	3,223
3.80%, 05/13/60	20	14,969
4.70%, 03/23/50	20	18,281
5.40%, 10/01/43	15	15,007
6.20%, 12/15/34	5	5,515
6.40%, 12/15/35	10	11,152
6.65%, 11/15/37	40	45,492
		1,324,391
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45	5	4,419
Timken Co. (The), 4.13%, 04/01/32	35	32,681
		37,100
Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	10	10,123
5.75%, 05/01/43	10	10,155
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	5	5,186
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10	8,639
4.75%, 02/28/28	5	5,046
4.90%, 02/28/33	5	4,991
5.25%, 09/08/30	25	25,708
5.25%, 09/08/33	25	25,480
5.50%, 09/08/53(a)	5	5,057
Freeport-McMoRan Inc.
4.13%, 03/01/28	10	9,817
4.38%, 08/01/28	30	29,525
5.25%, 09/01/29	10	10,061
5.40%, 11/14/34	10	10,098
5.45%, 03/15/43	25	23,876
Kinross Gold Corp., 4.50%, 07/15/27	5	4,971
Newmont Corp.
2.25%, 10/01/30	65	57,189
2.60%, 07/15/32(a)	5	4,319
2.80%, 10/01/29	30	27,794
4.88%, 03/15/42	5	4,701
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	10	9,343
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,281
6.13%, 12/15/33	20	21,454
7.25%, 03/15/31	10	11,213
Rio Tinto Finance USA PLC
5.00%, 03/09/33	25	25,222
5.13%, 03/09/53	5	4,754
Southern Copper Corp., 5.25%, 11/08/42	10	9,286
Yamana Gold Inc., 2.63%, 08/15/31	10	8,586
		377,875
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5	4,822
3.25%, 02/15/29	10	9,363
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
3.28%, 12/01/28	$15	$14,180
		28,365
Oil & Gas — 1.2%
APA Corp., 5.35%, 07/01/49(d)	15	12,680
BP Capital Markets America Inc.
1.75%, 08/10/30	5	4,315
2.72%, 01/12/32	15	13,149
2.77%, 11/10/50	25	15,631
3.00%, 02/24/50	20	13,204
3.02%, 01/16/27	35	34,142
3.06%, 06/17/41	20	14,953
3.12%, 05/04/26	5	4,930
3.38%, 02/08/61	35	23,050
3.59%, 04/14/27	5	4,917
3.63%, 04/06/30	25	23,814
3.94%, 09/21/28	5	4,902
4.23%, 11/06/28	55	54,440
BP Capital Markets PLC, 3.28%, 09/19/27	55	53,484
Canadian Natural Resources Ltd.
2.95%, 07/15/30	9	8,114
4.95%, 06/01/47	35	30,700
Cenovus Energy Inc.
2.65%, 01/15/32	10	8,455
3.75%, 02/15/52	10	7,020
5.40%, 06/15/47	18	16,342
Chevron Corp.
2.00%, 05/11/27	10	9,535
2.24%, 05/11/30	30	26,847
2.95%, 05/16/26	60	59,057
3.08%, 05/11/50	65	44,691
Chevron USA Inc.
1.02%, 08/12/27	20	18,522
3.25%, 10/15/29	9	8,564
3.85%, 01/15/28	5	4,967
ConocoPhillips Co.
3.80%, 03/15/52	25	18,817
4.03%, 03/15/62	30	22,424
5.30%, 05/15/53	5	4,757
5.50%, 01/15/55	10	9,817
5.55%, 03/15/54	5	4,933
5.70%, 09/15/63	15	14,822
5.90%, 10/15/32	25	26,635
6.95%, 04/15/29	5	5,458
Continental Resources Inc./OK, 4.90%, 06/01/44	10	8,274
Coterra Energy Inc.
3.90%, 05/15/27	10	9,830
4.38%, 03/15/29	15	14,740
Devon Energy Corp.
4.50%, 01/15/30	15	14,690
4.75%, 05/15/42	5	4,255
5.00%, 06/15/45	40	34,543
5.60%, 07/15/41	10	9,493
5.88%, 06/15/28	5	5,014
Diamondback Energy Inc.
3.13%, 03/24/31	10	9,055
3.25%, 12/01/26	5	4,892
3.50%, 12/01/29	10	9,450
4.40%, 03/24/51	10	7,991
5.40%, 04/18/34	25	25,127
6.25%, 03/15/33	15	15,891
Security	Par (000)	Value
Oil & Gas (continued)
EOG Resources Inc.
3.90%, 04/01/35	$5	$4,538
4.38%, 04/15/30	10	9,892
4.95%, 04/15/50	15	13,711
EQT Corp.
3.90%, 10/01/27	20	19,660
5.00%, 01/15/29	5	5,016
Equinor ASA
2.38%, 05/22/30	10	8,981
3.13%, 04/06/30	55	51,483
3.25%, 11/18/49	20	14,184
3.70%, 04/06/50	30	23,004
4.80%, 11/08/43	10	9,462
5.10%, 08/17/40	10	9,955
Exxon Mobil Corp.
2.44%, 08/16/29	25	23,187
2.61%, 10/15/30	25	22,656
3.10%, 08/16/49	25	17,232
3.45%, 04/15/51	49	35,598
3.48%, 03/19/30	10	9,576
4.11%, 03/01/46	15	12,518
4.23%, 03/19/40	15	13,460
4.33%, 03/19/50	20	17,008
Helmerich & Payne Inc., 2.90%, 09/29/31	10	8,524
Hess Corp.
5.60%, 02/15/41	20	20,270
5.80%, 04/01/47	10	10,302
7.30%, 08/15/31	20	22,647
HF Sinclair Corp., 4.50%, 10/01/30	5	4,788
Marathon Petroleum Corp.
4.75%, 09/15/44	5	4,275
5.00%, 09/15/54	5	4,217
5.13%, 12/15/26	10	10,082
6.50%, 03/01/41	15	15,913
Occidental Petroleum Corp.
4.20%, 03/15/48	5	3,696
4.40%, 04/15/46	25	19,315
6.13%, 01/01/31	5	5,188
6.20%, 03/15/40	10	10,142
6.60%, 03/15/46	10	10,368
7.50%, 05/01/31	5	5,548
7.95%, 06/15/39	10	11,550
Ovintiv Inc.
5.65%, 05/15/28	15	15,378
6.25%, 07/15/33	5	5,210
6.50%, 08/15/34	5	5,276
6.50%, 02/01/38	10	10,463
Phillips 66
2.15%, 12/15/30	11	9,523
3.30%, 03/15/52	5	3,263
3.90%, 03/15/28	15	14,689
5.88%, 05/01/42	15	15,182
Phillips 66 Co., 4.95%, 12/01/27	40	40,420
Pioneer Natural Resources Co., 1.90%, 08/15/30	40	34,805
Shell Finance U.S. Inc.
2.38%, 11/07/29	10	9,133
2.75%, 04/06/30	20	18,352
3.25%, 04/06/50	20	14,011
3.75%, 09/12/46	30	23,599
Shell International Finance BV
2.50%, 09/12/26	5	4,869
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
2.88%, 05/10/26	$45	$44,280
3.00%, 11/26/51	15	9,897
3.88%, 11/13/28	8	7,856
5.50%, 03/25/40	10	10,327
6.38%, 12/15/38	10	11,193
Suncor Energy Inc., 4.00%, 11/15/47	50	38,178
TotalEnergies Capital International SA
2.83%, 01/10/30	10	9,281
2.99%, 06/29/41	10	7,378
3.13%, 05/29/50	55	37,338
3.39%, 06/29/60	5	3,321
3.46%, 02/19/29	20	19,298
3.46%, 07/12/49	15	10,871
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,743
Valero Energy Corp.
2.15%, 09/15/27	15	14,122
2.80%, 12/01/31	35	30,584
3.65%, 12/01/51	45	31,299
6.63%, 06/15/37	5	5,409
		1,818,827
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,782
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	30	28,811
3.34%, 12/15/27	5	4,868
4.08%, 12/15/47	25	20,388
Halliburton Co.
2.92%, 03/01/30	40	36,730
4.75%, 08/01/43	5	4,468
4.85%, 11/15/35	20	19,377
NOV Inc., 3.60%, 12/01/29	10	9,440
		138,864
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	20	17,601
AptarGroup Inc., 3.60%, 03/15/32	20	18,265
Berry Global Inc., 1.65%, 01/15/27	15	14,172
Packaging Corp. of America
3.00%, 12/15/29	15	13,890
3.05%, 10/01/51	30	19,734
3.40%, 12/15/27	10	9,698
Sonoco Products Co.
2.85%, 02/01/32	15	13,025
3.13%, 05/01/30	15	13,724
WRKCo Inc.
3.00%, 06/15/33	10	8,610
4.00%, 03/15/28	5	4,904
		133,623
Pharmaceuticals — 1.6%
AbbVie Inc.
2.95%, 11/21/26	25	24,430
3.20%, 11/21/29	30	28,250
4.05%, 11/21/39	30	26,587
4.25%, 11/14/28	10	9,949
4.40%, 11/06/42	45	40,357
4.45%, 05/14/46	20	17,663
4.55%, 03/15/35	15	14,524
4.63%, 10/01/42	25	23,175
4.70%, 05/14/45	25	22,901
4.75%, 03/15/45	15	13,924
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 06/15/44	$10	$9,399
4.88%, 11/14/48	20	18,605
5.05%, 03/15/34	10	10,096
5.40%, 03/15/54	25	25,176
Astrazeneca Finance LLC
2.25%, 05/28/31	5	4,364
4.88%, 03/03/33	5	5,032
4.90%, 03/03/30	5	5,082
AstraZeneca PLC
0.70%, 04/08/26	10	9,619
1.38%, 08/06/30	30	25,440
3.13%, 06/12/27	5	4,878
4.00%, 01/17/29	20	19,710
4.00%, 09/18/42	30	25,721
6.45%, 09/15/37	35	39,312
Becton Dickinson & Co.
1.96%, 02/11/31	20	17,059
3.70%, 06/06/27	20	19,636
3.79%, 05/20/50	10	7,647
4.69%, 02/13/28	5	5,021
4.69%, 12/15/44	10	8,876
Bristol-Myers Squibb Co.
1.13%, 11/13/27	15	13,819
2.55%, 11/13/50	35	21,004
2.95%, 03/15/32	5	4,452
3.20%, 06/15/26	5	4,933
3.25%, 02/27/27	5	4,905
3.55%, 03/15/42	30	23,877
3.70%, 03/15/52	35	26,306
3.90%, 02/20/28	25	24,723
3.90%, 03/15/62	5	3,704
4.13%, 06/15/39	15	13,340
4.25%, 10/26/49	60	49,962
4.35%, 11/15/47	25	21,337
4.63%, 05/15/44	20	18,160
5.90%, 11/15/33	25	26,710
6.40%, 11/15/63	5	5,551
Cardinal Health Inc.
4.37%, 06/15/47	5	4,183
4.50%, 11/15/44	10	8,603
4.60%, 03/15/43	5	4,377
4.90%, 09/15/45	20	18,083
Cencora Inc.
2.70%, 03/15/31	20	17,745
4.30%, 12/15/47	10	8,389
CVS Health Corp.
1.30%, 08/21/27	55	50,544
2.88%, 06/01/26	50	48,902
3.25%, 08/15/29	5	4,664
3.75%, 04/01/30	5	4,717
4.13%, 04/01/40	20	16,372
5.05%, 03/25/48	65	56,362
5.13%, 02/21/30	5	5,020
5.13%, 07/20/45	50	44,179
5.25%, 02/21/33	30	29,731
5.63%, 02/21/53	25	23,189
6.00%, 06/01/63	5	4,794
6.25%, 06/01/27	5	5,159
Eli Lilly & Co.
2.25%, 05/15/50	40	23,432
3.70%, 03/01/45	10	8,154
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 03/15/59	$5	$4,089
4.70%, 02/27/33	5	5,007
4.70%, 02/09/34	50	49,538
4.88%, 02/27/53	5	4,685
4.95%, 02/27/63	10	9,333
5.50%, 03/15/27	50	51,322
5.55%, 03/15/37	15	15,890
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	5	4,928
4.20%, 03/18/43	10	8,767
6.38%, 05/15/38	5	5,567
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	10	9,590
Johnson & Johnson
0.95%, 09/01/27	40	37,009
1.30%, 09/01/30	15	12,820
2.45%, 09/01/60	20	11,278
2.90%, 01/15/28	30	29,013
2.95%, 03/03/27	10	9,770
3.40%, 01/15/38	10	8,583
3.55%, 03/01/36	10	8,964
3.63%, 03/03/37	20	17,815
3.70%, 03/01/46	30	24,462
4.38%, 12/05/33(a)	10	9,907
5.85%, 07/15/38	10	10,946
5.95%, 08/15/37	15	16,537
6.95%, 09/01/29	5	5,562
McKesson Corp.
1.30%, 08/15/26	5	4,785
5.10%, 07/15/33	10	10,151
Mead Johnson Nutrition Co., 4.60%, 06/01/44	10	9,021
Merck & Co. Inc.
1.45%, 06/24/30	10	8,558
1.70%, 06/10/27	5	4,732
1.90%, 12/10/28	10	9,152
2.15%, 12/10/31	25	21,436
2.35%, 06/24/40	15	10,624
2.45%, 06/24/50	30	18,047
3.40%, 03/07/29	25	24,104
3.70%, 02/10/45	25	20,034
3.90%, 03/07/39	20	17,496
4.00%, 03/07/49	15	12,222
4.50%, 05/17/33(a)	25	24,585
5.00%, 05/17/53	20	18,880
6.50%, 12/01/33	15	16,844
6.55%, 09/15/37	5	5,708
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,368
Mylan Inc.
5.20%, 04/15/48	15	12,505
5.40%, 11/29/43	10	8,860
Novartis Capital Corp.
2.00%, 02/14/27	10	9,597
2.20%, 08/14/30	5	4,453
2.75%, 08/14/50	10	6,598
3.10%, 05/17/27	30	29,311
4.00%, 09/18/31	5	4,863
4.00%, 11/20/45	33	27,997
4.40%, 05/06/44	25	22,584
Pfizer Inc.
2.55%, 05/28/40	25	17,978
2.70%, 05/28/50	30	18,985
2.75%, 06/03/26	15	14,732
Security	Par (000)	Value
Pharmaceuticals (continued)
3.00%, 12/15/26	$5	$4,892
3.45%, 03/15/29	5	4,825
4.00%, 03/15/49	25	20,242
4.10%, 09/15/38	5	4,489
4.13%, 12/15/46	20	16,694
7.20%, 03/15/39	40	47,824
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	10	10,011
4.45%, 05/19/28	5	5,007
4.75%, 05/19/33	50	49,500
5.30%, 05/19/53	90	87,265
Sanofi SA, 3.63%, 06/19/28	10	9,791
Takeda Pharmaceutical Co. Ltd., 3.03%, 07/09/40	200	151,241
Utah Acquisition Sub Inc., 3.95%, 06/15/26	25	24,718
Viatris Inc.
2.30%, 06/22/27	25	23,575
2.70%, 06/22/30	20	17,557
3.85%, 06/22/40	10	7,625
4.00%, 06/22/50	5	3,438
Zoetis Inc.
2.00%, 05/15/30	25	21,924
3.00%, 09/12/27	50	48,261
3.00%, 05/15/50	20	13,409
5.60%, 11/16/32	25	26,219
		2,542,914
Pipelines — 1.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32	5	4,476
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	30	24,300
3.70%, 11/15/29	15	14,265
5.13%, 06/30/27	20	20,172
Cheniere Energy Inc., 4.63%, 10/15/28	30	29,641
Cheniere Energy Partners LP
3.25%, 01/31/32	35	30,816
4.00%, 03/01/31	10	9,409
4.50%, 10/01/29	30	29,426
5.95%, 06/30/33	15	15,559
Columbia Pipeline Group Inc., 5.80%, 06/01/45	5	4,941
DCP Midstream Operating LP
3.25%, 02/15/32	20	17,482
5.63%, 07/15/27	10	10,196
8.13%, 08/16/30	5	5,736
Enbridge Energy Partners LP, 5.50%, 09/15/40	10	9,795
Enbridge Inc.
2.50%, 08/01/33	5	4,096
3.13%, 11/15/29	10	9,300
3.40%, 08/01/51	5	3,430
3.70%, 07/15/27	30	29,416
4.25%, 12/01/26	5	4,972
5.63%, 04/05/34	25	25,541
6.20%, 11/15/30	25	26,526
6.70%, 11/15/53	25	27,734
Energy Transfer LP
3.90%, 07/15/26	10	9,900
4.40%, 03/15/27	5	4,980
4.95%, 05/15/28	10	10,073
5.00%, 05/15/50	25	21,699
5.15%, 03/15/45	15	13,468
5.25%, 04/15/29	30	30,439
5.30%, 04/01/44	15	13,788
5.30%, 04/15/47	15	13,599
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.35%, 05/15/45	$10	$9,219
5.40%, 10/01/47	5	4,604
5.50%, 06/01/27	25	25,382
5.60%, 09/01/34	5	5,063
6.13%, 12/15/45	15	15,132
6.40%, 12/01/30	25	26,667
6.50%, 02/01/42	15	15,820
6.55%, 12/01/33	25	26,959
6.63%, 10/15/36	10	10,837
EnLink Midstream Partners LP
4.85%, 07/15/26	40	40,002
5.45%, 06/01/47	5	4,648
Enterprise Products Operating LLC
2.80%, 01/31/30	30	27,638
3.13%, 07/31/29	15	14,158
3.20%, 02/15/52	10	6,749
3.95%, 01/31/60	20	14,892
4.15%, 10/16/28	5	4,944
4.20%, 01/31/50	10	8,135
4.25%, 02/15/48	20	16,504
4.45%, 02/15/43	20	17,498
4.85%, 08/15/42	10	9,266
4.85%, 03/15/44	20	18,385
4.90%, 05/15/46	20	18,298
4.95%, 10/15/54	10	9,026
5.10%, 02/15/45	10	9,396
5.35%, 01/31/33	25	25,642
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	10	9,021
5.63%, 09/01/41	15	14,604
6.95%, 01/15/38	5	5,544
Kinder Morgan Inc.
3.60%, 02/15/51	15	10,501
4.30%, 03/01/28	30	29,745
4.80%, 02/01/33	35	33,945
5.20%, 06/01/33	25	24,839
5.20%, 03/01/48	10	9,090
5.30%, 12/01/34	15	14,888
5.55%, 06/01/45	20	19,135
MPLX LP
4.00%, 03/15/28	50	49,044
4.13%, 03/01/27	35	34,646
4.50%, 04/15/38	30	26,680
4.70%, 04/15/48	35	29,311
4.95%, 03/14/52	25	21,487
Northwest Pipeline LLC, 4.00%, 04/01/27	5	4,934
ONEOK Inc.
3.10%, 03/15/30	5	4,604
3.95%, 03/01/50	10	7,405
4.20%, 10/03/47	10	7,824
4.25%, 09/15/46	5	3,967
4.55%, 07/15/28	55	54,734
5.20%, 07/15/48	15	13,567
5.55%, 11/01/26	5	5,071
5.80%, 11/01/30	15	15,614
6.10%, 11/15/32	30	31,610
6.63%, 09/01/53	5	5,384
7.15%, 01/15/51	5	5,567
ONEOK Partners LP, 6.13%, 02/01/41	15	15,430
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	10	9,454
Security	Par (000)	Value
Pipelines (continued)
3.80%, 09/15/30	$25	$23,552
4.30%, 01/31/43	25	20,529
4.50%, 12/15/26	5	4,993
4.70%, 06/15/44	5	4,292
4.90%, 02/15/45	15	13,179
6.65%, 01/15/37	10	10,779
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	50	49,358
4.50%, 05/15/30	5	4,922
5.00%, 03/15/27	35	35,136
5.88%, 06/30/26	25	25,246
Spectra Energy Partners LP
4.50%, 03/15/45	5	4,197
5.95%, 09/25/43	20	20,140
Targa Resources Corp.
4.20%, 02/01/33	25	23,143
5.20%, 07/01/27	20	20,210
6.13%, 03/15/33	5	5,244
6.15%, 03/01/29	20	20,945
6.25%, 07/01/52	15	15,404
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	20	18,484
4.88%, 02/01/31	10	9,812
5.00%, 01/15/28	10	10,007
TC PipeLines LP, 3.90%, 05/25/27	20	19,679
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	26,111
TransCanada PipeLines Ltd.
4.10%, 04/15/30	25	24,047
4.25%, 05/15/28	5	4,933
4.63%, 03/01/34	30	28,530
5.10%, 03/15/49	5	4,693
6.20%, 10/15/37	10	10,478
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	25	23,148
4.00%, 03/15/28	25	24,520
4.60%, 03/15/48	10	8,630
Western Midstream Operating LP
4.05%, 02/01/30	10	9,524
4.50%, 03/01/28	5	4,953
5.30%, 03/01/48	15	13,207
5.50%, 08/15/48	15	13,450
Williams Companies Inc. (The)
2.60%, 03/15/31	30	26,322
3.50%, 11/15/30	5	4,666
3.75%, 06/15/27	10	9,807
4.90%, 03/15/29	25	25,108
5.10%, 09/15/45	15	13,762
5.65%, 03/15/33	5	5,140
5.75%, 06/24/44	10	9,978
6.30%, 04/15/40	15	15,911
		2,043,853
Real Estate — 0.0%
CBRE Services Inc., 2.50%, 04/01/31(a)	15	12,983
Real Estate Investment Trusts — 1.3%
Agree LP, 2.00%, 06/15/28	20	18,404
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	10	7,886
2.00%, 05/18/32	10	8,169
3.38%, 08/15/31	10	9,141
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.90%, 12/15/30	$10	$10,012
American Assets Trust LP, 3.38%, 02/01/31	5	4,432
American Homes 4 Rent LP
2.38%, 07/15/31	5	4,301
4.25%, 02/15/28	5	4,932
4.30%, 04/15/52	15	12,124
American Tower Corp.
1.60%, 04/15/26	25	24,193
2.90%, 01/15/30	20	18,312
2.95%, 01/15/51	25	16,094
3.10%, 06/15/50	15	9,930
3.38%, 10/15/26	15	14,725
3.55%, 07/15/27	20	19,519
3.80%, 08/15/29	5	4,798
3.95%, 03/15/29	5	4,846
5.55%, 07/15/33	5	5,126
5.90%, 11/15/33	5	5,244
AvalonBay Communities Inc.
2.05%, 01/15/32	5	4,242
3.20%, 01/15/28	5	4,835
3.90%, 10/15/46	15	12,158
Boston Properties LP
2.45%, 10/01/33	26	20,444
4.50%, 12/01/28	35	34,398
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,298
3.90%, 03/15/27	20	19,664
4.05%, 07/01/30	15	14,376
4.13%, 06/15/26	5	4,965
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,248
Camden Property Trust
2.80%, 05/15/30	10	9,130
3.35%, 11/01/49	10	7,141
COPT Defense Properties LP
2.00%, 01/15/29	5	4,457
2.75%, 04/15/31	5	4,308
2.90%, 12/01/33	5	4,067
Crown Castle Inc.
2.10%, 04/01/31	10	8,470
2.50%, 07/15/31	5	4,298
2.90%, 03/15/27	5	4,831
3.30%, 07/01/30	5	4,610
4.00%, 11/15/49	5	3,857
4.15%, 07/01/50	10	7,875
4.30%, 02/15/29	10	9,804
5.10%, 05/01/33	5	4,965
5.20%, 02/15/49	5	4,602
5.80%, 03/01/34	10	10,368
CubeSmart LP
3.13%, 09/01/26	25	24,448
4.38%, 02/15/29	20	19,685
Digital Realty Trust LP
3.70%, 08/15/27	20	19,577
4.45%, 07/15/28	25	24,812
Equinix Inc.
1.45%, 05/15/26	20	19,279
1.80%, 07/15/27	30	28,139
2.15%, 07/15/30	10	8,753
2.90%, 11/18/26	15	14,589
2.95%, 09/15/51	20	12,716
3.20%, 11/18/29	15	13,989
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.40%, 02/15/52	$5	$3,479
3.90%, 04/15/32	15	14,048
ERP Operating LP
2.85%, 11/01/26	15	14,615
3.25%, 08/01/27	40	38,881
4.00%, 08/01/47	5	4,027
Essential Properties LP, 2.95%, 07/15/31	5	4,330
Essex Portfolio LP
2.65%, 09/01/50	15	8,981
3.00%, 01/15/30	25	22,977
3.38%, 04/15/26	15	14,808
Extra Space Storage LP
2.55%, 06/01/31	5	4,354
3.88%, 12/15/27	60	58,859
4.00%, 06/15/29	10	9,698
5.50%, 07/01/30	5	5,145
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	5	4,738
4.00%, 01/15/31	15	13,998
5.30%, 01/15/29	10	10,041
5.38%, 04/15/26	15	15,049
5.75%, 06/01/28	5	5,097
6.75%, 12/01/33	5	5,368
Healthcare Realty Holdings LP
3.10%, 02/15/30	14	12,818
3.50%, 08/01/26	40	39,369
Healthpeak OP LLC
3.00%, 01/15/30	20	18,410
3.25%, 07/15/26	55	54,103
6.75%, 02/01/41	5	5,580
Highwoods Realty LP
3.05%, 02/15/30	5	4,487
3.88%, 03/01/27	10	9,801
4.13%, 03/15/28	5	4,871
Host Hotels & Resorts LP
5.50%, 04/15/35	5	4,962
Series H, 3.38%, 12/15/29	15	13,952
Series J, 2.90%, 12/15/31	5	4,360
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	10	9,172
4.15%, 04/15/32	5	4,696
Kilroy Realty LP
3.05%, 02/15/30	5	4,447
4.25%, 08/15/29	5	4,762
Kimco Realty OP LLC
2.80%, 10/01/26	10	9,746
3.70%, 10/01/49	26	19,448
4.45%, 09/01/47	10	8,494
4.60%, 02/01/33	10	9,706
Kite Realty Group LP, 4.00%, 10/01/26	10	9,906
LXP Industrial Trust
2.38%, 10/01/31	5	4,186
2.70%, 09/15/30	10	8,821
Mid-America Apartments LP
1.70%, 02/15/31	15	12,669
3.95%, 03/15/29	15	14,597
National Health Investors Inc., 3.00%, 02/01/31	5	4,373
NNN REIT Inc.
3.10%, 04/15/50	5	3,254
3.50%, 04/15/51	30	21,018
3.60%, 12/15/26	27	26,630
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.30%, 10/15/28	$15	$14,810
Omega Healthcare Investors Inc.
3.25%, 04/15/33	5	4,282
3.38%, 02/01/31	10	9,035
Piedmont Operating Partnership LP, 3.15%, 08/15/30	5	4,361
Prologis LP
1.25%, 10/15/30	15	12,538
2.13%, 04/15/27	25	23,846
2.13%, 10/15/50	5	2,737
3.05%, 03/01/50	10	6,726
3.25%, 10/01/26	35	34,369
4.63%, 01/15/33	25	24,558
5.25%, 06/15/53	5	4,866
Public Storage Operating Co.
2.25%, 11/09/31	10	8,579
3.09%, 09/15/27	55	53,221
5.10%, 08/01/33	5	5,062
5.13%, 01/15/29	15	15,321
5.35%, 08/01/53	40	39,295
Rayonier LP, 2.75%, 05/17/31	5	4,352
Realty Income Corp.
2.70%, 02/15/32	5	4,336
3.00%, 01/15/27	25	24,320
3.25%, 01/15/31	5	4,601
3.65%, 01/15/28	15	14,671
4.13%, 10/15/26	25	24,858
4.88%, 06/01/26	10	10,024
Regency Centers LP
2.95%, 09/15/29	5	4,656
3.60%, 02/01/27	10	9,823
4.40%, 02/01/47	5	4,254
4.65%, 03/15/49	5	4,372
Rexford Industrial Realty LP, 2.13%, 12/01/30	10	8,558
Sabra Health Care LP
3.20%, 12/01/31	10	8,780
3.90%, 10/15/29	5	4,760
5.13%, 08/15/26	5	5,016
Safehold GL Holdings LLC, 2.80%, 06/15/31	5	4,383
Simon Property Group LP
2.25%, 01/15/32	10	8,479
2.45%, 09/13/29	45	41,074
3.25%, 09/13/49	55	38,174
Store Capital LLC, 4.50%, 03/15/28	15	14,739
Sun Communities Operating LP
2.70%, 07/15/31	15	13,015
4.20%, 04/15/32	5	4,680
5.70%, 01/15/33	5	5,113
Tanger Properties LP
2.75%, 09/01/31	5	4,324
3.13%, 09/01/26	10	9,760
UDR Inc.
2.10%, 08/01/32	5	4,084
3.20%, 01/15/30	30	27,923
3.50%, 07/01/27	5	4,877
Ventas Realty LP
3.25%, 10/15/26	20	19,579
4.38%, 02/01/45	5	4,225
4.75%, 11/15/30	5	4,969
VICI Properties LP
4.75%, 02/15/28	5	5,009
5.13%, 05/15/32	15	14,797
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 05/15/52	$10	$9,508
Welltower OP LLC
2.70%, 02/15/27	25	24,180
2.75%, 01/15/31	5	4,459
2.80%, 06/01/31	15	13,341
6.50%, 03/15/41	10	11,044
Weyerhaeuser Co.
3.38%, 03/09/33	10	8,844
4.00%, 11/15/29	25	24,194
4.00%, 04/15/30	25	24,038
7.38%, 03/15/32	5	5,653
WP Carey Inc., 3.85%, 07/15/29	15	14,481
		1,981,650
Retail — 0.9%
AutoNation Inc.
3.85%, 03/01/32	10	9,101
4.75%, 06/01/30	5	4,917
AutoZone Inc.
3.13%, 04/21/26	5	4,924
3.75%, 04/18/29	5	4,826
4.00%, 04/15/30	20	19,276
4.50%, 02/01/28	5	5,007
4.75%, 02/01/33	10	9,790
5.20%, 08/01/33	10	10,058
Best Buy Co. Inc.
1.95%, 10/01/30	10	8,567
4.45%, 10/01/28	5	4,975
Costco Wholesale Corp.
1.38%, 06/20/27	30	28,141
1.60%, 04/20/30	30	26,144
1.75%, 04/20/32	15	12,488
3.00%, 05/18/27	10	9,755
Darden Restaurants Inc.
3.85%, 05/01/27	30	29,488
4.35%, 10/15/27	10	9,935
6.30%, 10/10/33	25	26,588
Dick's Sporting Goods Inc., 3.15%, 01/15/32	20	17,797
Dollar General Corp.
3.50%, 04/03/30	10	9,321
3.88%, 04/15/27	20	19,674
4.13%, 05/01/28	5	4,915
4.13%, 04/03/50	5	3,790
5.00%, 11/01/32(a)	5	4,904
5.45%, 07/05/33(a)	25	25,184
Dollar Tree Inc., 4.20%, 05/15/28	5	4,919
Genuine Parts Co.
1.88%, 11/01/30	5	4,244
2.75%, 02/01/32	5	4,300
6.88%, 11/01/33(a)	15	16,746
Home Depot Inc. (The)
2.50%, 04/15/27	10	9,638
2.70%, 04/15/30	20	18,282
2.75%, 09/15/51	20	12,625
2.80%, 09/14/27	15	14,470
2.88%, 04/15/27	10	9,725
3.00%, 04/01/26	5	4,936
3.13%, 12/15/49	20	13,871
3.30%, 04/15/40	15	12,007
3.35%, 04/15/50	5	3,612
3.63%, 04/15/52	15	11,264
3.90%, 06/15/47	20	16,107
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.20%, 04/01/43	$35	$30,330
4.25%, 04/01/46	35	29,983
5.88%, 12/16/36	65	69,760
Lowe's Companies Inc.
1.70%, 10/15/30	5	4,259
2.50%, 04/15/26	5	4,895
2.63%, 04/01/31	5	4,431
2.80%, 09/15/41	5	3,526
3.00%, 10/15/50	10	6,426
3.35%, 04/01/27	10	9,775
3.70%, 04/15/46	35	26,705
3.75%, 04/01/32	5	4,652
4.05%, 05/03/47	40	32,049
4.25%, 04/01/52	35	28,155
5.00%, 04/15/33	5	5,008
5.15%, 07/01/33	5	5,056
McDonald's Corp.
2.13%, 03/01/30	5	4,450
2.63%, 09/01/29	10	9,261
3.50%, 03/01/27	10	9,829
3.50%, 07/01/27	35	34,310
3.60%, 07/01/30	20	19,055
3.63%, 09/01/49	15	11,240
3.80%, 04/01/28	15	14,706
4.20%, 04/01/50	25	20,391
4.60%, 09/09/32	5	4,966
4.60%, 05/26/45	15	13,370
4.70%, 12/09/35	5	4,867
4.88%, 12/09/45	10	9,199
5.45%, 08/14/53	15	14,822
5.70%, 02/01/39	5	5,227
O'Reilly Automotive Inc.
3.55%, 03/15/26	15	14,843
3.60%, 09/01/27	10	9,775
4.20%, 04/01/30	15	14,630
4.35%, 06/01/28	10	9,925
4.70%, 06/15/32	15	14,716
5.75%, 11/20/26	5	5,097
Ross Stores Inc.
0.88%, 04/15/26	15	14,414
1.88%, 04/15/31	5	4,213
Starbucks Corp.
2.00%, 03/12/27	45	42,898
2.45%, 06/15/26	5	4,879
2.55%, 11/15/30	5	4,466
3.35%, 03/12/50	5	3,466
3.50%, 03/01/28	15	14,623
3.50%, 11/15/50	10	7,157
3.55%, 08/15/29	5	4,805
4.00%, 11/15/28	15	14,752
4.50%, 11/15/48	5	4,289
Target Corp.
1.95%, 01/15/27	20	19,189
2.35%, 02/15/30	15	13,548
2.50%, 04/15/26	15	14,727
2.65%, 09/15/30	5	4,541
2.95%, 01/15/52	15	9,847
3.38%, 04/15/29	10	9,604
3.63%, 04/15/46	5	3,902
4.00%, 07/01/42	20	17,203
4.80%, 01/15/53(a)	5	4,602
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The)
1.15%, 05/15/28	$5	$4,525
2.25%, 09/15/26	25	24,260
3.88%, 04/15/30	20	19,356
Tractor Supply Co., 5.25%, 05/15/33	5	5,067
Walmart Inc.
2.50%, 09/22/41	20	14,272
3.05%, 07/08/26	15	14,787
3.63%, 12/15/47	15	11,836
4.05%, 06/29/48	20	16,902
4.15%, 09/09/32	5	4,894
4.50%, 09/09/52	10	9,026
5.25%, 09/01/35	35	36,887
6.50%, 08/15/37	35	40,483
7.55%, 02/15/30	5	5,727
		1,401,147
Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32	15	14,207
4.39%, 06/01/52	25	21,575
Analog Devices Inc.
2.10%, 10/01/31	25	21,399
2.80%, 10/01/41	5	3,664
2.95%, 10/01/51	15	9,928
Applied Materials Inc.
4.35%, 04/01/47	20	17,430
5.10%, 10/01/35	25	25,466
Broadcom Inc.
2.60%, 02/15/33(d)	15	12,659
3.14%, 11/15/35(d)	40	33,332
3.42%, 04/15/33(d)	30	26,789
3.47%, 04/15/34(d)	25	22,073
3.50%, 02/15/41(d)	45	35,811
4.00%, 04/15/29(d)	5	4,872
4.11%, 09/15/28	50	49,242
4.15%, 11/15/30	4	3,872
4.30%, 11/15/32	5	4,790
4.93%, 05/15/37(d)	30	29,120
5.00%, 04/15/30	5	5,067
Intel Corp.
2.00%, 08/12/31	5	4,175
2.60%, 05/19/26	45	43,981
2.80%, 08/12/41	25	16,736
3.05%, 08/12/51	20	12,163
3.15%, 05/11/27	15	14,514
3.25%, 11/15/49	25	16,065
3.73%, 12/08/47	30	21,263
3.75%, 03/25/27	35	34,349
4.10%, 05/19/46	20	15,226
4.10%, 05/11/47	20	15,144
4.15%, 08/05/32	10	9,332
4.60%, 03/25/40	15	13,099
4.75%, 03/25/50	30	24,758
4.80%, 10/01/41	20	17,386
4.88%, 02/10/28	5	5,023
4.90%, 07/29/45	20	17,191
KLA Corp.
4.10%, 03/15/29	25	24,613
4.95%, 07/15/52	20	18,698
5.25%, 07/15/62	25	24,033
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Lam Research Corp.
2.88%, 06/15/50	$20	$13,061
3.75%, 03/15/26	40	39,734
4.00%, 03/15/29	25	24,570
Marvell Technology Inc.
2.95%, 04/15/31	10	8,948
5.75%, 02/15/29	5	5,165
Micron Technology Inc.
2.70%, 04/15/32	5	4,285
3.48%, 11/01/51	5	3,463
5.88%, 02/09/33	5	5,207
NVIDIA Corp.
2.00%, 06/15/31	15	13,002
2.85%, 04/01/30	20	18,592
3.20%, 09/16/26	65	64,064
3.70%, 04/01/60	15	11,511
NXP BV/NXP Funding LLC, 5.35%, 03/01/26	20	20,084
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	15	10,945
3.25%, 05/11/41	5	3,754
Qualcomm Inc.
1.30%, 05/20/28	5	4,555
1.65%, 05/20/32	15	12,171
2.15%, 05/20/30	5	4,463
3.25%, 05/20/27	25	24,486
4.25%, 05/20/32	5	4,863
4.30%, 05/20/47	30	25,515
4.65%, 05/20/35	60	59,021
4.80%, 05/20/45	20	18,462
Skyworks Solutions Inc., 3.00%, 06/01/31	5	4,322
Texas Instruments Inc.
1.13%, 09/15/26	10	9,546
1.75%, 05/04/30	10	8,739
2.70%, 09/15/51	5	3,144
3.65%, 08/16/32	5	4,665
3.88%, 03/15/39	25	22,168
4.15%, 05/15/48	7	5,875
5.00%, 03/14/53	5	4,727
5.05%, 05/18/63	5	4,673
5.15%, 02/08/54	15	14,526
		1,171,351
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	25	24,158
Software — 0.8%
Adobe Inc., 2.15%, 02/01/27	50	48,116
Autodesk Inc.
2.85%, 01/15/30	20	18,384
3.50%, 06/15/27	10	9,772
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	20	18,402
Concentrix Corp.
6.60%, 08/02/28(a)	10	10,440
6.85%, 08/02/33(a)	5	5,198
Electronic Arts Inc.
1.85%, 02/15/31	10	8,496
4.80%, 03/01/26	15	15,015
Fidelity National Information Services Inc.
3.10%, 03/01/41	30	22,207
5.10%, 07/15/32	5	5,027
Fiserv Inc.
2.25%, 06/01/27	5	4,763
Security	Par (000)	Value
Software (continued)
2.65%, 06/01/30	$5	$4,495
3.20%, 07/01/26	5	4,909
3.50%, 07/01/29	45	42,689
4.20%, 10/01/28	5	4,924
4.40%, 07/01/49	35	29,326
Intuit Inc.
1.35%, 07/15/27	30	28,035
1.65%, 07/15/30	25	21,542
Microsoft Corp.
1.35%, 09/15/30	5	4,307
2.40%, 08/08/26	50	48,820
2.50%, 09/15/50	25	15,708
2.68%, 06/01/60	45	27,353
2.92%, 03/17/52	35	23,878
3.04%, 03/17/62	30	19,766
3.30%, 02/06/27	70	68,945
3.40%, 06/15/27	30	29,559
3.45%, 08/08/36	49	43,922
4.10%, 02/06/37	10	9,521
4.25%, 02/06/47	35	31,996
4.50%, 06/15/47	10	9,213
4.50%, 02/06/57	15	13,849
Oracle Corp.
2.88%, 03/25/31	30	26,828
3.60%, 04/01/40	45	35,902
3.60%, 04/01/50	45	32,053
3.65%, 03/25/41	25	19,751
3.85%, 04/01/60	40	28,137
3.95%, 03/25/51	35	26,353
4.00%, 11/15/47	30	23,324
4.10%, 03/25/61	20	14,662
4.13%, 05/15/45	35	28,241
4.50%, 07/08/44	65	55,706
6.13%, 07/08/39	25	26,402
6.25%, 11/09/32	30	32,124
6.90%, 11/09/52	35	39,688
Roper Technologies Inc.
2.00%, 06/30/30	5	4,359
3.80%, 12/15/26	5	4,939
Salesforce Inc.
1.95%, 07/15/31	5	4,291
2.70%, 07/15/41	25	18,115
2.90%, 07/15/51	30	19,721
ServiceNow Inc., 1.40%, 09/01/30	35	29,542
Take-Two Interactive Software Inc.
3.70%, 04/14/27	5	4,908
4.00%, 04/14/32	5	4,710
4.95%, 03/28/28	25	25,223
5.00%, 03/28/26	5	5,023
VMware LLC
1.40%, 08/15/26	10	9,541
1.80%, 08/15/28	15	13,645
2.20%, 08/15/31	20	17,029
3.90%, 08/21/27	15	14,719
Workday Inc., 3.50%, 04/01/27	30	29,385
		1,242,898
Telecommunications — 1.5%
America Movil SAB de CV
6.13%, 03/30/40	75	79,548
6.38%, 03/01/35	20	21,731
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
AT&T Inc.
1.65%, 02/01/28	$25	$23,054
1.70%, 03/25/26	60	58,212
2.25%, 02/01/32	20	16,856
3.30%, 02/01/52	20	13,577
3.50%, 09/15/53	55	38,424
3.55%, 09/15/55	100	69,316
3.65%, 06/01/51	40	28,981
3.65%, 09/15/59	20	13,834
3.80%, 12/01/57	44	31,613
3.85%, 06/01/60	30	21,425
4.25%, 03/01/27	30	29,820
4.30%, 12/15/42	30	25,723
4.35%, 03/01/29	30	29,714
4.50%, 05/15/35	40	37,818
4.55%, 03/09/49	25	21,401
4.75%, 05/15/46	50	44,509
4.90%, 08/15/37	5	4,804
5.25%, 03/01/37	30	29,880
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	20	16,577
Series US-5, 2.15%, 02/15/32	5	4,164
Series US-6, 3.20%, 02/15/52	15	9,812
British Telecommunications PLC, 9.63%, 12/15/30	25	30,634
Cisco Systems Inc.
5.50%, 01/15/40	30	31,023
5.90%, 02/15/39	15	16,192
Corning Inc.
4.70%, 03/15/37	25	23,748
5.45%, 11/15/79	20	18,799
Deutsche Telekom International Finance BV
8.75%, 06/15/30(e)	30	35,127
9.25%, 06/01/32	5	6,243
Juniper Networks Inc.
3.75%, 08/15/29	10	9,608
5.95%, 03/15/41	5	5,044
Motorola Solutions Inc.
2.30%, 11/15/30	10	8,737
2.75%, 05/24/31	10	8,844
4.60%, 02/23/28	5	4,999
4.60%, 05/23/29	5	4,965
5.50%, 09/01/44	5	4,905
5.60%, 06/01/32	5	5,166
Orange SA
5.50%, 02/06/44	15	14,983
9.00%, 03/01/31	20	24,187
Rogers Communications Inc.
3.20%, 03/15/27	30	29,122
3.80%, 03/15/32	20	18,240
4.30%, 02/15/48	10	7,987
4.35%, 05/01/49	10	7,956
4.50%, 03/15/42	10	8,602
5.00%, 02/15/29	25	25,091
5.00%, 03/15/44	20	18,075
7.50%, 08/15/38	20	23,057
Sprint Capital Corp.
6.88%, 11/15/28	30	32,119
8.75%, 03/15/32	25	30,202
Sprint LLC, 7.63%, 03/01/26	10	10,186
Telefonica Emisiones SA, 7.05%, 06/20/36	55	61,567
Security	Par (000)	Value
Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27	$15	$14,487
3.40%, 05/13/32	15	13,539
3.70%, 09/15/27	15	14,683
4.60%, 11/16/48	5	4,213
T-Mobile USA Inc.
2.25%, 11/15/31	20	17,011
2.63%, 04/15/26	30	29,401
2.63%, 02/15/29	20	18,509
3.00%, 02/15/41	15	11,046
3.30%, 02/15/51	25	17,038
3.38%, 04/15/29	30	28,451
3.40%, 10/15/52	30	20,651
3.50%, 04/15/31	55	50,881
3.60%, 11/15/60	35	24,045
3.75%, 04/15/27	79	77,739
3.88%, 04/15/30	20	19,151
4.50%, 04/15/50	30	25,355
4.75%, 02/01/28	35	35,085
5.38%, 04/15/27	50	50,028
5.75%, 01/15/54	60	60,392
5.80%, 09/15/62	25	25,026
Verizon Communications Inc.
2.36%, 03/15/32	25	21,180
2.55%, 03/21/31	34	29,904
2.88%, 11/20/50	15	9,594
3.00%, 11/20/60	30	18,280
3.40%, 03/22/41	35	27,381
3.55%, 03/22/51	50	36,725
3.70%, 03/22/61	55	39,021
3.88%, 03/01/52	25	19,160
4.13%, 03/16/27	50	49,674
4.40%, 11/01/34	25	23,732
4.50%, 08/10/33	20	19,271
4.67%, 03/15/55	20	17,210
4.81%, 03/15/39	30	28,320
5.05%, 05/09/33	30	30,225
5.25%, 03/16/37	20	20,087
5.85%, 09/15/35	60	63,200
Vodafone Group PLC
4.25%, 09/17/50	25	19,747
5.13%, 06/19/59	20	17,589
5.25%, 05/30/48	5	4,687
6.15%, 02/27/37	24	25,627
6.25%, 11/30/32	5	5,444
		2,278,990
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	30	29,118
3.55%, 11/19/26	23	22,556
3.90%, 11/19/29	15	14,304
5.10%, 05/15/44	5	4,440
Mattel Inc., 5.45%, 11/01/41	5	4,683
		75,101
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	40	39,098
3.55%, 02/15/50	15	11,271
5.20%, 04/15/54	105	102,247
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Canadian National Railway Co.
3.20%, 08/02/46	$15	$10,902
3.85%, 08/05/32	15	14,067
6.20%, 06/01/36	5	5,484
6.25%, 08/01/34	5	5,520
6.38%, 11/15/37	5	5,578
6.90%, 07/15/28	5	5,357
Canadian Pacific Railway Co.
1.75%, 12/02/26	10	9,535
2.05%, 03/05/30	5	4,428
2.45%, 12/02/31	25	21,730
2.88%, 11/15/29	5	4,648
3.10%, 12/02/51	35	23,612
4.00%, 06/01/28	25	24,591
4.80%, 09/15/35	10	9,830
6.13%, 09/15/2115	15	15,940
CSX Corp.
2.40%, 02/15/30	10	9,023
2.50%, 05/15/51	15	8,975
2.60%, 11/01/26	45	43,759
3.25%, 06/01/27	5	4,875
3.80%, 11/01/46	10	7,957
4.10%, 11/15/32	20	19,095
4.30%, 03/01/48	15	12,764
4.50%, 11/15/52	5	4,347
4.50%, 08/01/54	5	4,345
4.65%, 03/01/68	10	8,497
4.75%, 11/15/48	5	4,556
5.50%, 04/15/41	5	5,099
6.15%, 05/01/37	10	10,861
FedEx Corp.
2.40%, 05/15/31(a)	5	4,320
3.10%, 08/05/29	10	9,362
3.25%, 04/01/26	20	19,752
3.40%, 02/15/28(a)	33	31,704
4.20%, 10/17/28	20	19,703
4.25%, 05/15/30	20	19,352
4.55%, 04/01/46	15	12,291
4.75%, 11/15/45	30	26,275
4.90%, 01/15/34	20	19,693
4.95%, 10/17/48	5	4,305
5.25%, 05/15/50(a)	10	9,100
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	19	15,884
Kirby Corp., 4.20%, 03/01/28	5	4,914
Norfolk Southern Corp.
2.55%, 11/01/29	5	4,579
2.90%, 06/15/26	50	49,100
3.00%, 03/15/32	10	8,888
3.05%, 05/15/50	20	13,338
3.16%, 05/15/55	52	33,994
3.80%, 08/01/28	15	14,692
4.45%, 03/01/33	5	4,849
4.55%, 06/01/53	20	17,273
5.35%, 08/01/54	5	4,881
Ryder System Inc.
1.75%, 09/01/26	10	9,593
2.85%, 03/01/27	5	4,830
2.90%, 12/01/26	15	14,562
5.25%, 06/01/28	5	5,089
5.65%, 03/01/28	5	5,141
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.80%, 02/14/32	$20	$17,695
2.89%, 04/06/36	30	24,799
3.20%, 05/20/41	15	11,556
3.25%, 02/05/50	10	7,062
3.38%, 02/01/35	5	4,436
3.50%, 02/14/53	5	3,638
3.55%, 08/15/39	15	12,551
3.70%, 03/01/29	25	24,292
3.80%, 04/06/71	15	10,636
3.84%, 03/20/60	30	22,263
3.85%, 02/14/72	5	3,599
3.88%, 02/01/55	5	3,855
3.95%, 09/10/28	35	34,478
4.10%, 09/15/67	5	3,803
4.30%, 03/01/49	10	8,546
4.50%, 01/20/33	10	9,816
6.63%, 02/01/29	15	16,227
United Parcel Service Inc.
2.40%, 11/15/26	25	24,240
2.50%, 09/01/29	10	9,207
3.40%, 03/15/29	10	9,621
4.45%, 04/01/30	20	19,976
4.88%, 03/03/33	10	10,045
5.05%, 03/03/53	15	14,121
5.20%, 04/01/40	5	4,979
5.30%, 04/01/50	15	14,652
6.20%, 01/15/38	15	16,434
Walmart Inc., 3.95%, 09/09/27	30	29,869
		1,217,851
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	5	4,184
3.10%, 06/01/51	5	3,237
3.25%, 09/15/26	5	4,901
3.50%, 06/01/32	20	18,067
4.55%, 11/07/28	5	4,986
		35,375
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26	10	9,606
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	35	30,196
2.95%, 09/01/27	25	24,098
3.45%, 06/01/29	10	9,545
3.75%, 09/01/47	35	26,881
4.30%, 09/01/45	15	12,748
6.59%, 10/15/37	15	16,887
Essential Utilities Inc.
3.35%, 04/15/50	25	17,066
3.57%, 05/01/29	115	109,380
United Utilities PLC, 6.88%, 08/15/28	20	21,219
		268,020
Total Corporate Bonds & Notes — 33.6% (Cost: $55,214,684)		52,638,054
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bonds
0.75%, 05/19/26	$5	$4,805
3.75%, 04/26/28	25	24,809
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,168
Province of Alberta Canada, 3.30%, 03/15/28	5	4,874
Province of British Columbia Canada
1.30%, 01/29/31	5	4,210
7.25%, 09/01/36	15	18,229
Province of Manitoba Canada, 2.13%, 06/22/26	35	34,052
Province of Ontario Canada
1.05%, 04/14/26	5	4,829
1.13%, 10/07/30	5	4,214
1.60%, 02/25/31	10	8,561
2.30%, 06/15/26	20	19,522
4.20%, 01/18/29	100	99,794
Province of Quebec Canada, 1.35%, 05/28/30	30	25,884
		265,951
Chile — 0.1%
Chile Government International Bonds
3.10%, 01/22/61	25	15,419
4.95%, 01/05/36	200	194,086
		209,505
Indonesia — 0.2%
Indonesia Government International Bonds
2.15%, 07/28/31	15	12,721
3.35%, 03/12/71	10	6,482
4.10%, 04/24/28	10	9,837
4.45%, 04/15/70	15	12,370
4.65%, 09/20/32	200	194,788
		236,198
Israel — 0.3%
Israel Government International Bonds
4.50%, 01/17/33	200	188,941
5.38%, 03/12/29	200	201,694
		390,635
Italy — 0.1%
Republic of Italy Government International Bonds, 2.88%, 10/17/29	200	184,819
Mexico — 0.4%
Mexico Government International Bonds
4.15%, 03/28/27	200	196,813
4.28%, 08/14/41	15	11,497
4.50%, 04/22/29	5	4,844
4.60%, 01/23/46	220	166,830
4.75%, 03/08/44	25	19,737
4.88%, 05/19/33	200	184,620
5.00%, 04/27/51	10	7,857
5.55%, 01/21/45	5	4,476
5.75%, 10/12/2110	5	4,003
6.75%, 09/27/34	5	5,264
7.50%, 04/08/33	5	5,504
11.50%, 05/15/26	5	5,387
		616,832
Security	Par (000)	Value
Panama — 0.1%
Panama Government International Bonds
4.50%, 04/01/56	$160	$101,021
6.70%, 01/26/36	80	77,298
		178,319
Peru — 0.1%
Peru Government International Bonds
2.78%, 01/23/31	30	26,265
2.78%, 12/01/60	40	22,420
3.00%, 01/15/34	150	124,246
3.23%	5	2,777
3.55%, 03/10/51	5	3,531
4.13%, 08/25/27	5	4,948
5.63%, 11/18/50	5	4,836
8.75%, 11/21/33	31	37,634
		226,657
Philippines — 0.3%
Philippines Government International Bonds
1.95%, 01/06/32	20	16,515
2.95%, 05/05/45	200	137,932
3.75%, 01/14/29	200	193,016
9.50%, 02/02/30	95	114,191
		461,654
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5	4,985
4.88%, 10/04/33	27	26,549
5.13%, 09/18/34	100	99,556
5.75%, 11/16/32	60	62,656
		193,746
South Korea — 0.1%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	203,527
Supranational — 1.3%
African Development Bank
0.88%, 03/23/26	25	24,156
0.88%, 07/22/26	5	4,785
3.50%, 09/18/29	50	48,783
4.38%, 11/03/27	6	6,049
4.63%, 01/04/27	5	5,046
Asian Development Bank
0.75%, 10/08/30	5	4,163
1.00%, 04/14/26	150	144,931
1.50%, 01/20/27	10	9,538
1.75%, 08/14/26	5	4,837
1.75%, 09/19/29	5	4,519
1.88%, 01/24/30	5	4,510
2.00%, 04/24/26	5	4,882
3.88%, 06/14/33	45	43,763
4.13%, 01/12/34	30	29,630
4.38%, 03/06/29	5	5,053
5.82%, 06/16/28	5	5,254
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	5	4,965
4.88%, 09/14/26	5	5,058
Council of Europe Development Bank
0.88%, 09/22/26	5	4,761
3.75%, 05/25/26	5	4,976
4.13%, 01/24/29	5	5,003
European Bank for Reconstruction & Development
4.13%, 01/25/29	5	5,003
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.25%, 03/13/34	$20	$19,904
4.38%, 03/09/28	5	5,045
European Investment Bank
0.38%, 03/26/26	355	341,138
0.75%, 09/23/30	5	4,175
1.63%, 10/09/29	5	4,490
1.63%, 05/13/31	10	8,632
2.13%, 04/13/26	25	24,474
3.75%, 02/14/33	255	247,052
4.13%, 02/13/34	50	49,312
4.88%, 02/15/36	10	10,502
Inter-American Development Bank
0.88%, 04/20/26	140	135,062
1.13%, 07/20/28	53	48,134
1.13%, 01/13/31	35	29,497
2.25%, 06/18/29	5	4,638
3.50%, 04/12/33	55	52,131
4.13%, 02/15/29	5	5,006
4.38%, 01/24/44	30	28,722
4.50%, 05/15/26	5	5,021
Inter-American Investment Corp.
4.13%, 02/15/28	5	5,000
4.25%, 02/14/29	5	5,011
International Bank for Reconstruction & Development
0.88%, 07/15/26	15	14,368
0.88%, 05/14/30	60	50,977
1.25%, 02/10/31	25	21,174
1.63%, 11/03/31	75	63,816
1.88%, 10/27/26	49	47,304
2.50%, 11/22/27	5	4,804
2.50%, 03/29/32	40	35,801
3.13%, 06/15/27	50	49,001
3.63%, 09/21/29	5	4,903
3.88%, 02/14/30	20	19,788
3.88%, 08/28/34	50	48,261
4.00%, 07/25/30	5	4,968
4.00%, 01/10/31	20	19,811
4.50%, 04/10/31	30	30,489
4.63%, 01/15/32	60	61,375
4.75%, 11/14/33	20	20,629
International Finance Corp.
0.75%, 10/08/26	9	8,543
0.75%, 08/27/30(a)	10	8,364
2.13%, 04/07/26	25	24,462
4.38%, 01/15/27	5	5,027
4.50%, 07/13/28	5	5,070
		1,961,546
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	10	9,963
4.38%, 01/23/31	50	48,951
5.75%, 10/28/34	70	72,652
		131,566
Total Foreign Government Obligations — 3.4% (Cost: $5,488,755)		5,260,955
Security	Par (000)	Value
Municipal Debt Obligations
California — 0.2%
California State University RB, Class B,2.72%, 11/01/52	$40	$26,542
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	20	23,458
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	25	28,748
Regents of the University of California Medical Center Pooled Revenue RB, 3.01%, 05/15/50(a)	60	40,032
State of California GO, 2.50%, 10/01/29	50	46,200
State of California GO BAB, 7.30%, 10/01/39	70	81,647
University of California RB
Series AD, 4.86%, 12/31/99	25	22,027
Series BD, 3.35%, 07/01/29	35	33,742
Series BG, 3.07%, 05/15/51	10	6,790
		309,186
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	45,418
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	22,048
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.47%, 01/01/49(a)	45	40,490
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, Class A,6.90%, 12/01/40	24	26,175
State of Illinois GO, 5.10%, 06/01/33	94	94,242
		160,907
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	25,540
New Jersey — 0.1%
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	50	57,709
New York — 0.1%
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	25	25,674
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	49,640
New York City Municipal Water Finance Authority RB BAB, 5.44%, 06/15/43(a)	50	49,939
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,384
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62	20	17,497
Series 182, 5.31%, 08/01/46	50	48,686
		206,820
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	20	25,958
JobsOhio Beverage System RB, Series B, Class B,4.53%, 01/01/35	25	25,003
		50,961
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	$39	$40,164
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, Class B,4.05%, 07/01/26	25	24,807
Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	23,457
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	50	35,453
State of Texas GO BAB, 5.52%, 04/01/39	20	20,595
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	14	14,142
5.17%, 04/01/41	25	25,432
		119,079
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117	25	19,619
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36	25	23,456
Total Municipal Debt Obligations — 0.7% (Cost: $1,245,542)		1,105,714
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 1.9%
Federal Home Loan Banks
0.38%, 09/04/25	10	9,806
3.13%, 09/12/25	10	9,934
3.25%, 06/09/28	90	87,850
3.25%, 11/16/28	990	966,263
5.50%, 07/15/36	35	38,259
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	254,598
Federal National Mortgage Association
0.88%, 08/05/30	200	169,193
1.88%, 09/24/26	475	459,712
5.63%, 07/15/37	186	205,735
6.25%, 05/15/29	50	54,280
6.63%, 11/15/30	100	112,625
7.25%, 05/15/30	35	40,167
Tennessee Valley Authority
3.50%, 12/15/42	67	56,720
5.50%, 06/15/38	10	10,852
5.88%, 04/01/36	50	55,804
6.15%, 01/15/38	185	211,416
7.13%, 05/01/30	190	216,398
Series A, 2.88%, 02/01/27	100	97,846
		3,057,458
U.S. Government Obligations — 58.3%
U.S. Treasury Note/Bond
0.38%, 07/31/27	350	321,180
0.38%, 09/30/27	500	456,289
0.50%, 06/30/27	450	415,477
0.50%, 08/31/27	600	550,828
0.50%, 10/31/27	500	456,406
0.63%, 07/31/26	300	286,031
0.63%, 03/31/27	100	93,352
0.63%, 11/30/27	300	274,078
0.63%, 05/15/30	350	294,328
0.63%, 08/15/30	775	646,035
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.75%, 04/30/26	$700	$673,613
0.75%, 05/31/26	400	383,953
0.75%, 08/31/26	300	285,809
0.75%, 01/31/28	850	775,293
0.88%, 06/30/26	500	479,590
0.88%, 09/30/26	500	476,094
1.00%, 07/31/28	700	633,883
1.13%, 10/31/26	400	381,500
1.13%, 02/28/27	300	283,664
1.13%, 02/29/28	400	368,094
1.13%, 08/31/28	300	272,180
1.13%, 02/15/31	500	423,555
1.13%, 08/15/40	400	252,250
1.25%, 11/30/26	700	667,680
1.25%, 12/31/26	700	666,312
1.25%, 03/31/28	400	368,688
1.25%, 04/30/28	200	183,891
1.25%, 05/31/28	550	504,539
1.25%, 06/30/28	680	622,412
1.25%, 09/30/28	800	727,500
1.25%, 08/15/31	1,100	923,914
1.25%, 05/15/50	390	196,889
1.38%, 10/31/28	600	546,984
1.38%, 11/15/31	1,360	1,143,887
1.38%, 11/15/40	400	261,500
1.38%, 08/15/50	500	259,375
1.50%, 08/15/26	630	607,605
1.50%, 01/31/27	400	381,719
1.50%, 11/30/28	500	456,992
1.63%, 05/15/26	400	388,531
1.63%, 09/30/26	300	289,148
1.63%, 10/31/26	300	288,551
1.63%, 11/30/26	300	288,035
1.63%, 05/15/31	920	797,166
1.63%, 11/15/50	500	276,953
1.75%, 01/31/29	1,200	1,102,875
1.75%, 08/15/41	780	532,106
1.88%, 07/31/26	200	194,078
1.88%, 02/28/27	500	479,844
1.88%, 02/28/29	300	276,609
1.88%, 02/15/41	850	600,711
1.88%, 02/15/51	500	295,078
1.88%, 11/15/51	630	369,141
2.00%, 11/15/41	500	353,438
2.00%, 02/15/50	380	233,700
2.00%, 08/15/51	700	424,156
2.13%, 05/31/26	500	488,184
2.25%, 02/15/27	300	290,203
2.25%, 08/15/27	250	239,980
2.25%, 11/15/27	400	382,406
2.25%, 05/15/41	390	290,977
2.25%, 08/15/46	265	180,366
2.25%, 02/15/52	680	436,794
2.38%, 04/30/26	500	490,312
2.38%, 05/15/27	500	483,047
2.38%, 03/31/29	700	657,234
2.38%, 05/15/29	500	468,711
2.38%, 02/15/42	550	411,297
2.38%, 11/15/49	300	201,375
2.38%, 05/15/51	470	312,623
2.50%, 02/15/46	300	215,859
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.50%, 05/15/46	$260	$186,469
2.63%, 07/31/29	400	377,750
2.75%, 04/30/27	400	389,844
2.75%, 07/31/27	600	583,125
2.75%, 05/31/29	402	381,991
2.75%, 08/15/32	700	638,641
2.75%, 08/15/42	190	149,536
2.75%, 11/15/42	300	235,031
2.75%, 08/15/47	200	148,031
2.75%, 11/15/47	240	177,263
2.88%, 08/15/28	500	482,187
2.88%, 04/30/29	300	287,086
2.88%, 05/15/32	700	646,078
2.88%, 05/15/43	400	317,563
2.88%, 11/15/46	150	114,609
2.88%, 05/15/49	300	224,156
2.88%, 05/15/52	440	325,119
3.00%, 05/15/42	200	164,188
3.00%, 05/15/45	200	158,563
3.00%, 11/15/45	140	110,534
3.00%, 02/15/47	200	155,844
3.00%, 05/15/47	100	77,719
3.00%, 02/15/48	280	216,169
3.00%, 08/15/48	300	230,625
3.00%, 02/15/49	150	114,984
3.00%, 08/15/52	420	318,150
3.13%, 08/31/27	600	587,812
3.13%, 11/15/28	600	582,094
3.13%, 08/31/29	270	260,149
3.13%, 02/15/43	140	115,784
3.13%, 05/15/48	350	275,734
3.25%, 06/30/27	600	590,578
3.25%, 06/30/29	250	242,422
3.25%, 05/15/42	400	340,563
3.38%, 05/15/33	1,100	1,041,047
3.38%, 08/15/42	450	388,828
3.38%, 11/15/48	330	271,116
3.50%, 04/30/28	800	788,500
3.50%, 01/31/30	800	781,500
3.50%, 04/30/30	1,100	1,072,586
3.63%, 05/15/26	880	875,256
3.63%, 05/31/28	700	692,398
3.63%, 03/31/30	200	196,281
3.63%, 08/15/43	300	265,734
3.63%, 02/15/53	420	359,822
3.63%, 05/15/53	428	366,943
3.75%, 12/31/28	400	396,406
3.75%, 05/31/30	300	295,922
3.75%, 06/30/30	300	295,852
3.75%, 12/31/30	600	590,250
3.75%, 11/15/43	200	180,094
3.88%, 12/31/27	300	299,250
3.88%, 09/30/29	200	198,813
3.88%, 11/30/29	700	695,680
3.88%, 12/31/29	260	258,314
3.88%, 08/15/33	1,411	1,382,339
3.88%, 08/15/34	890	868,028
3.88%, 02/15/43	94	86,730
3.88%, 05/15/43	575	529,180
4.00%, 01/15/27	940	939,890
4.00%, 12/15/27	607	607,522
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 02/29/28	$600	$600,375
4.00%, 01/31/29	500	499,922
4.00%, 10/31/29	500	499,492
4.00%, 02/28/30	900	899,719
4.00%, 07/31/30	260	259,452
4.00%, 02/15/34	1,400	1,380,969
4.00%, 11/15/52	420	384,891
4.13%, 06/15/26	1,350	1,351,213
4.13%, 09/30/27	600	602,297
4.13%, 07/31/28	1,345	1,350,989
4.13%, 03/31/29	500	502,148
4.13%, 08/31/30	273	273,938
4.13%, 03/31/31	400	401,031
4.13%, 11/30/31	350	350,492
4.13%, 02/29/32	645	645,806
4.13%, 08/15/44	100	94,594
4.13%, 08/15/53	470	440,698
4.25%, 11/30/26	590	592,305
4.25%, 01/15/28	117	117,878
4.25%, 02/28/29	400	403,563
4.25%, 01/31/30	730	737,642
4.25%, 02/28/31	700	706,617
4.25%, 06/30/31	300	302,719
4.25%, 11/15/34	1,350	1,355,273
4.25%, 02/15/54	700	671,562
4.25%, 08/15/54	599	575,789
4.38%, 08/15/26	1,000	1,004,648
4.38%, 07/15/27	700	706,234
4.38%, 08/31/28	1,916	1,939,501
4.38%, 11/30/28	800	810,250
4.38%, 12/31/29	780	792,309
4.38%, 11/30/30	290	294,622
4.38%, 01/31/32	49	49,804
4.38%, 05/15/34	1,073	1,088,089
4.38%, 08/15/43	148	145,433
4.50%, 07/15/26	1,182	1,188,972
4.50%, 05/15/27	700	707,492
4.50%, 05/31/29	500	509,570
4.50%, 12/31/31	900	921,375
4.50%, 11/15/33	850	870,320
4.50%, 02/15/44	100	99,656
4.50%, 11/15/54	724	726,149
4.63%, 06/30/26	800	805,781
4.63%, 10/15/26	900	908,262
4.63%, 09/30/28	600	612,422
4.63%, 04/30/29	520	532,187
4.63%, 09/30/30	200	205,641
4.63%, 04/30/31	400	411,844
4.63%, 05/31/31	500	514,805
4.63%, 05/15/44	196	198,328
4.63%, 11/15/44	300	303,281
4.63%, 05/15/54	750	766,055
4.63%, 02/15/55	145	148,602
4.75%, 11/15/43	400	412,000
4.75%, 11/15/53	490	509,217
4.88%, 05/31/26	800	807,625
4.88%, 10/31/28	600	617,719
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
6.50%, 11/15/26	$100	$104,254
		91,387,350
Total U.S. Government & Agency Obligations — 60.2% (Cost: $100,920,813)		94,444,808
Total Long-Term Investments — 97.9% (Cost: $162,869,794)		153,449,531
	Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(g)(h)(i)	1,892,153	1,892,153
Total Short-Term Securities — 1.2% (Cost: $1,892,153)		1,892,153
Total Investments — 99.1% (Cost: $164,761,947)		155,341,684
Other Assets Less Liabilities — 0.9%		1,433,468
Net Assets — 100.0%		$156,775,152

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,236,146	$—	$(5,343,993)(a)	$—	$—	$1,892,153	1,892,153	$64,111 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$52,638,054	$—	$52,638,054
Foreign Government Obligations	—	5,260,955	—	5,260,955
Municipal Debt Obligations	—	1,105,714	—	1,105,714
U.S. Government & Agency Obligations	—	94,444,808	—	94,444,808
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2025
iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,892,153	$—	$—	$1,892,153
	$1,892,153	$153,449,531	$—	$155,341,684
See notes to financial statements.
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$115	$100,132
4.65%, 10/01/28	120	119,749
4.75%, 03/30/30	150	149,278
5.38%, 06/15/33	65	65,775
Omnicom Group Inc.
2.45%, 04/30/30	145	129,747
2.60%, 08/01/31	185	161,802
4.20%, 06/01/30	130	126,815
5.30%, 11/01/34	90	90,583
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	353	349,359
		1,293,240
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.25%, 06/15/26	70	67,703
2.70%, 02/01/27	215	206,755
2.80%, 03/01/27	80	76,867
2.95%, 02/01/30	160	145,339
3.10%, 05/01/26	160	157,130
3.20%, 03/01/29	228	213,402
3.25%, 02/01/28	230	219,616
3.25%, 03/01/28	30	28,603
3.45%, 11/01/28	95	90,161
3.60%, 05/01/34	150	129,254
3.63%, 02/01/31	235	217,006
5.04%, 05/01/27	405	406,522
5.15%, 05/01/30	973	974,843
6.13%, 02/15/33	110	114,869
6.26%, 05/01/27	225	231,142
6.30%, 05/01/29	315	329,652
6.39%, 05/01/31	225	239,713
6.53%, 05/01/34	540	578,892
GE Capital Funding LLC, 4.55%, 05/15/32	30	29,362
General Dynamics Corp.
1.15%, 06/01/26	125	120,384
2.13%, 08/15/26	140	135,783
2.25%, 06/01/31	115	100,219
2.63%, 11/15/27	101	96,614
3.50%, 04/01/27	210	206,559
3.63%, 04/01/30	232	222,057
3.75%, 05/15/28	240	235,396
General Electric Co., 6.75%, 03/15/32	235	262,107
HEICO Corp.
5.25%, 08/01/28	50	50,958
5.35%, 08/01/33	130	131,385
Hexcel Corp.
4.20%, 02/15/27	105	103,393
5.88%, 02/26/35	35	35,921
Howmet Aerospace Inc.
3.00%, 01/15/29	55	51,875
4.85%, 10/15/31	80	80,041
5.90%, 02/01/27	10	10,233
6.75%, 01/15/28	45	47,654
L3Harris Technologies Inc.
1.80%, 01/15/31	165	139,384
2.90%, 12/15/29	100	92,012
3.85%, 12/15/26	120	118,543
4.40%, 06/15/28	363	359,908
Security	Par (000)	Value
Aerospace & Defense (continued)
5.05%, 06/01/29	$140	$141,482
5.25%, 06/01/31	130	132,168
5.35%, 06/01/34	175	177,126
5.40%, 01/15/27	285	288,974
5.40%, 07/31/33	300	304,899
Lockheed Martin Corp.
1.85%, 06/15/30	90	78,293
3.90%, 06/15/32	200	188,797
4.45%, 05/15/28	55	55,211
4.50%, 02/15/29	130	129,998
4.70%, 12/15/31	75	74,889
4.75%, 02/15/34	180	177,618
4.80%, 08/15/34	125	123,032
5.10%, 11/15/27	190	193,737
5.25%, 01/15/33	235	240,663
Northrop Grumman Corp.
3.20%, 02/01/27	169	165,230
3.25%, 01/15/28	445	429,517
4.40%, 05/01/30	180	177,682
4.60%, 02/01/29	70	70,109
4.70%, 03/15/33	240	236,076
4.90%, 06/01/34	150	148,857
RTX Corp.
1.90%, 09/01/31	225	187,703
2.25%, 07/01/30	200	176,923
2.38%, 03/15/32	250	212,360
2.65%, 11/01/26	190	184,788
3.13%, 05/04/27	243	235,930
3.50%, 03/15/27	290	284,383
4.13%, 11/16/28	640	630,531
5.15%, 02/27/33	290	292,435
5.75%, 11/08/26	230	234,418
5.75%, 01/15/29	130	135,033
6.00%, 03/15/31	240	254,765
6.10%, 03/15/34	290	311,495
7.20%, 08/15/27	42	44,662
7.50%, 09/15/29	80	89,310
		13,866,351
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	385	324,440
2.63%, 09/16/26	133	129,289
3.40%, 05/06/30	195	181,527
4.80%, 02/14/29	316	316,673
4.88%, 02/04/28	40	40,311
5.63%, 02/06/35	30	30,513
6.20%, 11/01/28	120	125,862
6.88%, 11/01/33	100	110,777
Archer-Daniels-Midland Co.
2.50%, 08/11/26	253	246,405
2.90%, 03/01/32	160	141,501
3.25%, 03/27/30	260	243,951
4.50%, 08/15/33	50	48,399
5.94%, 10/01/32	115	123,792
BAT Capital Corp.
2.26%, 03/25/28	370	344,858
2.73%, 03/25/31	270	238,357
3.22%, 09/06/26	221	216,458
3.46%, 09/06/29	95	89,909
3.56%, 08/15/27	248	241,922
4.70%, 04/02/27	280	280,288
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.74%, 03/16/32	$166	$162,323
4.91%, 04/02/30	210	210,480
5.83%, 02/20/31	170	176,836
6.00%, 02/20/34	185	193,554
6.34%, 08/02/30	230	245,460
6.42%, 08/02/33	270	289,932
7.75%, 10/19/32	130	149,582
BAT International Finance PLC
1.67%, 03/25/26	330	319,871
4.45%, 03/16/28	205	203,558
5.93%, 02/02/29	230	239,214
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	230	204,390
3.25%, 08/15/26	155	152,112
3.75%, 09/25/27	142	139,254
4.10%, 01/07/28	90	88,924
4.20%, 09/17/29	75	73,544
4.65%, 09/17/34	150	144,731
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)	150	155,109
Philip Morris International Inc.
0.88%, 05/01/26	210	201,670
1.75%, 11/01/30	205	175,216
2.10%, 05/01/30	190	167,611
3.13%, 08/17/27	120	116,515
3.13%, 03/02/28	105	101,024
3.38%, 08/15/29	176	167,286
4.38%, 11/01/27	145	144,530
4.63%, 11/01/29	135	135,208
4.75%, 02/12/27	170	170,933
4.75%, 11/01/31	145	144,235
4.88%, 02/15/28	305	308,482
4.88%, 02/13/29	210	211,924
4.90%, 11/01/34	125	123,149
5.13%, 11/17/27	335	340,377
5.13%, 02/15/30	515	524,369
5.13%, 02/13/31	165	167,894
5.25%, 09/07/28	120	122,835
5.25%, 02/13/34	385	389,573
5.38%, 02/15/33	480	491,171
5.50%, 09/07/30	135	140,038
5.63%, 11/17/29	275	286,216
5.63%, 09/07/33	230	239,062
5.75%, 11/17/32	295	309,334
		11,802,758
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	10	9,411
Series 2015-1, Class A, 3.38%, 11/01/28	58	55,707
Series 2015-2, Class AA, 3.60%, 03/22/29	54	52,030
Series 2016-1, Class AA, 3.58%, 07/15/29	45	43,127
Series 2016-2, Class AA, 3.20%, 12/15/29	60	56,905
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	62	58,604
Series 2017-1, Class AA, 3.65%, 02/15/29	46	43,899
Series 2017-2, Class AA, 3.35%, 04/15/31	110	103,963
Series 2019-1, Class AA, 3.15%, 08/15/33	65	59,878
Delta Air Lines Inc.
3.75%, 10/28/29	120	112,921
4.38%, 04/19/28	55	54,089
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	51	47,939
Security	Par (000)	Value
Airlines (continued)
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(b)	$125	$117,066
Series 2019-1, Class AA, 2.75%, 11/15/33	46	40,173
Southwest Airlines Co.
2.63%, 02/10/30	130	116,554
3.00%, 11/15/26	100	97,292
3.45%, 11/16/27	55	53,296
5.13%, 06/15/27	375	378,436
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(b)	54	53,183
Series 2014-2, Class A, 3.75%, 03/03/28	107	105,393
Series 2016-1, Class AA, 3.10%, 01/07/30	100	94,294
Series 2016-2, Class AA, 2.88%, 04/07/30	93	87,530
Series 2018-1, Class AA, 3.50%, 09/01/31	85	80,552
Series 2019, Class AA, 4.15%, 02/25/33	76	71,901
Series 2019-2, Class AA, 2.70%, 11/01/33	63	55,675
Series 2020-1, 5.88%, 04/15/29	269	272,818
		2,322,636
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26	240	233,084
2.75%, 03/27/27	258	250,385
2.85%, 03/27/30	349	323,056
Ralph Lauren Corp., 2.95%, 06/15/30	210	193,563
Tapestry Inc.
3.05%, 03/15/32(b)	100	87,195
4.13%, 07/15/27	62	61,094
5.10%, 03/11/30	75	75,277
5.50%, 03/11/35	35	34,960
		1,258,614
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.30%, 09/09/26	190	181,363
1.80%, 01/13/31	95	80,306
2.00%, 03/24/28	185	171,734
2.25%, 01/12/29	170	155,755
2.30%, 09/09/26	155	150,211
2.35%, 01/08/27	165	158,862
3.50%, 02/15/28	105	102,090
4.40%, 10/05/26	105	104,928
4.40%, 09/05/29	160	158,056
4.45%, 10/22/27	160	159,765
4.60%, 04/17/30	185	183,870
4.70%, 01/12/28	170	171,243
4.85%, 10/23/31	160	159,694
4.90%, 03/12/27	140	141,101
4.90%, 07/09/27	100	100,908
4.90%, 03/13/29	115	116,115
4.90%, 01/10/34(b)	170	167,190
5.05%, 07/10/31	120	121,119
5.13%, 07/07/28	170	173,124
5.25%, 07/07/26	185	187,018
5.65%, 11/15/28	90	93,055
5.85%, 10/04/30	135	142,343
Cummins Inc.
1.50%, 09/01/30	245	208,490
4.90%, 02/20/29	60	60,854
5.15%, 02/20/34	110	112,083
Ford Motor Co.
3.25%, 02/12/32	525	437,744
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.35%, 12/08/26	$110	$108,073
6.10%, 08/19/32	400	395,542
7.45%, 07/16/31	250	269,144
9.63%, 04/22/30	70	80,486
Ford Motor Credit Co. LLC
2.70%, 08/10/26	265	255,404
2.90%, 02/16/28	200	186,047
2.90%, 02/10/29	200	180,468
3.63%, 06/17/31	220	192,226
3.82%, 11/02/27	130	124,422
4.00%, 11/13/30	340	308,928
4.13%, 08/17/27	340	328,783
4.27%, 01/09/27	85	83,202
4.54%, 08/01/26	55	54,420
4.95%, 05/28/27	410	405,468
5.11%, 05/03/29	340	330,570
5.13%, 11/05/26	200	199,422
5.30%, 09/06/29	205	200,579
5.80%, 03/05/27	210	211,418
5.80%, 03/08/29	260	260,509
5.85%, 05/17/27	265	267,052
5.88%, 11/07/29	200	200,101
6.05%, 03/05/31	200	199,568
6.05%, 11/05/31	230	229,318
6.13%, 03/08/34	315	306,979
6.50%, 02/07/35	200	199,862
6.80%, 05/12/28	350	361,699
6.80%, 11/07/28	340	352,675
6.95%, 03/06/26	255	258,544
6.95%, 06/10/26	115	117,230
7.12%, 11/07/33	285	296,268
7.20%, 06/10/30	205	215,244
7.35%, 11/04/27	310	322,666
7.35%, 03/06/30	235	249,267
General Motors Co.
4.20%, 10/01/27	190	187,052
5.00%, 10/01/28	97	97,305
5.40%, 10/15/29	225	227,083
5.60%, 10/15/32	240	242,085
6.80%, 10/01/27	165	172,255
General Motors Financial Co. Inc.
1.50%, 06/10/26	280	268,627
2.35%, 02/26/27	270	257,583
2.35%, 01/08/31	208	177,027
2.40%, 04/10/28	195	180,914
2.40%, 10/15/28	220	201,314
2.70%, 08/20/27	170	161,471
2.70%, 06/10/31	255	218,566
3.10%, 01/12/32	280	242,184
3.60%, 06/21/30	261	240,927
3.85%, 01/05/28	120	116,722
4.00%, 10/06/26	210	207,388
4.30%, 04/06/29	245	237,319
4.35%, 01/17/27	302	299,271
4.90%, 10/06/29	205	202,434
5.00%, 04/09/27	325	325,858
5.05%, 04/04/28	150	150,292
5.25%, 03/01/26	397	398,218
5.35%, 07/15/27	180	181,958
5.35%, 01/07/30	100	100,344
5.40%, 04/06/26	220	221,340
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 05/08/27	$90	$90,975
5.45%, 09/06/34	155	151,654
5.55%, 07/15/29	265	268,868
5.60%, 06/18/31	120	121,306
5.63%, 04/04/32	75	75,215
5.65%, 01/17/29	120	122,554
5.75%, 02/08/31	115	116,904
5.80%, 06/23/28	295	302,253
5.80%, 01/07/29	330	338,026
5.85%, 04/06/30	220	225,615
5.90%, 01/07/35	200	201,606
5.95%, 04/04/34	280	283,181
6.00%, 01/09/28	220	226,452
6.10%, 01/07/34	295	301,221
6.40%, 01/09/33	215	224,685
Honda Motor Co. Ltd.
2.53%, 03/10/27	45	43,341
2.97%, 03/10/32	200	177,073
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	320	378,507
PACCAR Financial Corp.
1.10%, 05/11/26	110	106,002
2.00%, 02/04/27	110	105,551
4.00%, 09/26/29	75	73,691
4.45%, 03/30/26	130	130,061
4.45%, 08/06/27	120	120,536
4.55%, 03/03/28	100	100,706
4.60%, 01/10/28	100	100,988
4.60%, 01/31/29	130	131,085
4.95%, 08/10/28	35	35,713
5.00%, 05/13/27	80	81,223
5.00%, 03/22/34	85	86,397
5.05%, 08/10/26	65	65,707
5.20%, 11/09/26	115	116,917
Series R, 4.50%, 11/25/26	80	80,389
Toyota Motor Corp.
1.34%, 03/25/26	310	300,379
2.36%, 03/25/31	148	131,093
2.76%, 07/02/29	85	79,721
3.67%, 07/20/28	70	68,935
5.12%, 07/13/28	125	127,963
5.12%, 07/13/33	125	128,391
5.28%, 07/13/26	85	86,115
Toyota Motor Credit Corp.
1.13%, 06/18/26	285	273,868
1.15%, 08/13/27	130	120,676
1.65%, 01/10/31	100	84,770
1.90%, 01/13/27	220	210,555
1.90%, 04/06/28	140	130,132
1.90%, 09/12/31	125	105,355
2.15%, 02/13/30	165	147,317
2.40%, 01/13/32	25	21,509
3.05%, 03/22/27	345	336,397
3.05%, 01/11/28	175	169,134
3.20%, 01/11/27	215	210,902
3.38%, 04/01/30	240	226,803
3.65%, 01/08/29	125	121,288
4.35%, 10/08/27	185	185,200
4.45%, 05/18/26	245	245,554
4.45%, 06/29/29	210	209,476
4.55%, 08/07/26	130	130,497
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.55%, 09/20/27	$175	$175,983
4.55%, 08/09/29	240	240,163
4.55%, 05/17/30	115	114,807
4.60%, 01/08/27(b)	100	100,629
4.60%, 10/10/31	170	168,404
4.63%, 01/12/28	225	226,866
4.65%, 01/05/29	160	161,179
4.70%, 01/12/33	115	113,880
4.80%, 01/05/34	175	173,613
4.95%, 01/09/30	100	101,748
5.00%, 08/14/26	170	171,688
5.05%, 05/16/29	120	122,201
5.10%, 03/21/31	170	173,167
5.20%, 05/15/26	115	116,283
5.25%, 09/11/28	120	123,043
5.35%, 01/09/35	75	76,644
5.40%, 11/20/26	180	183,201
5.45%, 11/10/27	185	190,108
5.55%, 11/20/30	250	260,978
Series B, 5.00%, 03/19/27	150	151,923
		29,049,082
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	205	180,852
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	200	197,112
5.15%, 09/13/34	200	193,054
BorgWarner Inc.
2.65%, 07/01/27	243	232,186
4.95%, 08/15/29	130	130,416
5.40%, 08/15/34(b)	115	114,957
Lear Corp.
2.60%, 01/15/32	85	72,057
3.50%, 05/30/30	85	78,991
3.80%, 09/15/27	133	130,094
4.25%, 05/15/29	90	87,419
Magna International Inc.
2.45%, 06/15/30	105	93,372
5.05%, 03/14/29	105	105,941
5.50%, 03/21/33(b)	130	133,012
5.98%, 03/21/26	50	49,999
		1,799,462
Banks — 9.0%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(c)	5	5,132
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	255	252,512
4.42%, 12/16/26	250	250,805
4.62%, 12/16/29	250	251,796
4.75%, 01/18/27	30	30,248
4.90%, 07/16/27	260	263,515
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	205	209,557
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	200	205,051
7.88%, 11/15/34, (1-year CMT + 3.300%)(c)	200	227,023
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	280	267,588
1.85%, 03/25/26	320	310,591
2.75%, 12/03/30	325	283,941
2.96%, 03/25/31	200	178,641
Security	Par (000)	Value
Banks (continued)
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	$225	$197,102
3.31%, 06/27/29	205	193,247
3.49%, 05/28/30	250	232,480
3.80%, 02/23/28	215	209,516
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	300	296,498
4.25%, 04/11/27	235	232,678
4.38%, 04/12/28	275	271,688
5.29%, 08/18/27	315	318,351
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	235	237,935
5.44%, 07/15/31	285	291,769
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	255	260,315
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	215	218,049
5.57%, 01/17/30	200	204,983
5.59%, 08/08/28	320	328,974
6.03%, 01/17/35	200	207,837
6.35%, 03/14/34	245	254,036
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	220	226,527
6.61%, 11/07/28	235	249,592
6.92%, 08/08/33	410	441,203
6.94%, 11/07/33	300	335,756
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	1,205	1,158,951
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	620	532,494
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	565	481,798
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	680	626,190
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	795	677,755
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	395	329,087
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	705	631,208
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	490	471,286
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	707	610,466
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	650	582,833
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	890	783,149
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	463	426,012
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	860	754,385
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	570	533,235
3.25%, 10/21/27	541	525,195
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	1,258	1,215,001
3.50%, 04/19/26	393	388,688
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(c)	643	635,411
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(c)	430	419,016
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(c)	426	417,533
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(c)	520	512,529
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	555	500,484
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	571	559,832
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	647	627,932
4.25%, 10/22/26	422	420,115
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	695	685,262
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	475	472,055
4.45%, 03/03/26	492	491,386
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	870	842,704
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	$635	$639,045
4.98%, 01/24/29(c)	625	630,391
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	1,115	1,110,877
5.16%, 01/24/31(c)	810	820,105
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	795	805,927
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	1,100	1,108,441
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	500	492,925
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	1,095	1,113,536
5.51%, 01/24/36(c)	705	720,433
5.52%, 10/25/35, (1-day SOFR + 1.738%)(c)	750	741,536
5.74%, 02/12/36(c)	465	467,452
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	615	636,304
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	840	879,694
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	325	331,320
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	420	435,826
Series L, 4.18%, 11/25/27	427	422,433
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(c)	580	562,834
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	450	396,788
Bank of America NA, 5.53%, 08/18/26	410	416,346
Bank of Montreal
1.25%, 09/15/26	305	290,736
2.65%, 03/08/27	270	261,388
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	210	178,621
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	285	275,502
4.64%, 09/10/30, (1-day SOFR + 1.250%)(c)	150	149,216
5.00%, 01/27/29(c)	130	131,268
5.20%, 02/01/28	230	234,025
5.27%, 12/11/26	275	278,837
5.30%, 06/05/26	310	313,291
5.37%, 06/04/27	150	152,812
5.51%, 06/04/31	200	206,594
5.72%, 09/25/28	240	248,451
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(c)	115	115,007
Series H, 4.70%, 09/14/27	195	195,997
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	110	104,438
1.65%, 07/14/28	129	118,403
1.65%, 01/28/31	140	118,845
1.80%, 07/28/31	119	101,002
2.05%, 01/26/27	225	216,149
2.45%, 08/17/26	177	172,419
2.50%, 01/26/32	135	117,249
2.80%, 05/04/26	142	139,578
3.00%, 10/30/28	120	113,588
3.25%, 05/16/27	175	171,062
3.30%, 08/23/29	149	140,388
3.40%, 01/29/28	181	176,372
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(c)	206	201,811
3.85%, 04/28/28	215	212,215
3.85%, 04/26/29	90	87,983
3.99%, 06/13/28, (1-day SOFR + 1.151%)(c)	40	39,543
4.29%, 06/13/33, (1-day SOFR + 1.418%)(c)	140	134,044
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	165	165,079
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	105	104,749
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	160	156,654
4.89%, 07/21/28, (1-day SOFR + 0.840%)(c)	150	151,266
Security	Par (000)	Value
Banks (continued)
4.94%, 02/11/31(c)	$100	$101,075
4.95%, 04/26/27, (1-day SOFR + 1.026%)(c)	300	301,647
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	205	204,308
4.98%, 03/14/30, (1-day SOFR + 1.085%)(c)	205	207,829
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	225	227,646
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	220	221,971
5.23%, 11/20/35, (1-day SOFR + 1.253%)(c)	155	157,819
5.61%, 07/21/39, (1-day SOFR + 1.770%)(c)	50	51,069
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(c)	230	237,670
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(c)	320	337,765
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	185	195,534
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	255	280,408
Series J, 1.90%, 01/25/29	105	95,984
Bank of Nova Scotia (The)
1.05%, 03/02/26	215	208,053
1.30%, 09/15/26	180	171,729
1.35%, 06/24/26	145	139,441
1.95%, 02/02/27	145	138,730
2.15%, 08/01/31	161	137,182
2.45%, 02/02/32	170	145,861
2.70%, 08/03/26	260	253,807
2.95%, 03/11/27	175	170,006
4.40%, 09/08/28, (1-day SOFR + 1.000%)(c)	220	218,626
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	235	218,468
4.74%, 11/10/32, (1-day SOFR + 1.440%)(c)	125	123,644
4.85%, 02/01/30	285	286,348
4.93%, 02/14/29(c)	150	150,997
5.13%, 02/14/31(c)	150	151,308
5.25%, 06/12/28	160	163,443
5.35%, 12/07/26	250	253,740
5.40%, 06/04/27	160	163,155
5.45%, 08/01/29	135	138,754
5.65%, 02/01/34	155	161,198
BankUnited Inc., 5.13%, 06/11/30	65	63,562
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	425	407,904
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	240	213,295
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	220	191,949
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	280	243,382
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	200	180,539
4.34%, 01/10/28	295	292,734
4.84%, 05/09/28	430	428,185
4.84%, 09/10/28, (1-day SOFR + 1.340%)(c)	220	219,940
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	275	273,727
4.97%, 05/16/29(c)	355	355,812
5.09%, 02/25/29(c)	200	201,184
5.09%, 06/20/30(c)	325	321,569
5.20%, 05/12/26	450	452,263
5.34%, 09/10/35, (1-day SOFR + 1.910%)(c)	425	418,695
5.37%, 02/25/31(c)	200	202,286
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	400	406,422
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	245	249,177
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	440	450,908
5.75%, 08/09/33, (1-year CMT + 3.000%)(c)	205	209,633
5.79%, 02/25/36(c)	200	203,140
5.83%, 05/09/27, (1-day SOFR + 2.210%)(c)	430	435,518
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	410	430,507
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	250	262,767
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	210	215,339
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	$325	$352,431
7.12%, 06/27/34, (1-day SOFR + 3.570%)(c)	320	346,739
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	285	302,792
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	425	476,905
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	95	93,749
BPCE SA, 3.38%, 12/02/26	25	24,554
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	223	214,114
3.45%, 04/07/27	235	230,341
3.60%, 04/07/32	225	206,507
4.51%, 09/11/27, (1-day SOFR + 0.930%)(c)	110	109,879
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	145	143,836
4.86%, 01/13/28(c)	75	75,303
5.00%, 04/28/28	190	192,373
5.24%, 06/28/27	290	294,521
5.25%, 01/13/31(c)	100	101,472
5.26%, 04/08/29	260	264,992
5.62%, 07/17/26	130	131,957
5.93%, 10/02/26	175	178,809
5.99%, 10/03/28	135	140,974
6.09%, 10/03/33	185	197,144
Citibank NA
4.84%, 08/06/29	350	353,285
4.88%, 11/19/27, (1-day SOFR + 0.712%)(c)	285	286,200
4.93%, 08/06/26	325	327,362
5.44%, 04/30/26	450	454,884
5.49%, 12/04/26	470	477,865
5.57%, 04/30/34	545	563,214
5.80%, 09/29/28	550	572,607
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	585	561,918
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	325	278,342
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	655	568,463
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	751	668,193
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	495	446,205
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	483	443,387
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	665	583,790
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	550	533,305
3.20%, 10/21/26	665	650,887
3.40%, 05/01/26	428	422,535
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	465	451,008
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(c)	546	532,385
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	685	628,670
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	550	542,684
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	560	541,771
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	446	437,775
4.13%, 07/25/28	485	476,566
4.30%, 11/20/26	222	220,980
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	845	823,567
4.45%, 09/29/27	812	806,366
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	660	650,161
4.60%, 03/09/26	340	339,789
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	305	304,854
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	620	609,294
5.10%, 03/04/29(c)	475	476,411
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	655	661,981
Security	Par (000)	Value
Banks (continued)
5.41%, 09/19/39, (5-year CMT + 1.730%)(c)	$175	$169,220
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	550	557,856
5.59%, 11/19/34, (5-year CMT + 1.280%)(c)	255	256,108
5.83%, 02/13/35, (1-day SOFR + 2.056%)(c)	500	501,731
5.88%, 02/22/33	200	207,435
6.00%, 10/31/33	150	156,836
6.02%, 01/24/36(c)	445	452,556
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	490	504,830
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	685	730,428
6.63%, 01/15/28	75	79,368
6.63%, 06/15/32	315	340,814
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	250	248,718
Citizens Financial Group Inc.
2.50%, 02/06/30	77	68,586
2.64%, 09/30/32	145	120,503
2.85%, 07/27/26	65	63,396
3.25%, 04/30/30	195	179,106
5.54%, 03/05/31(c)	125	126,077
5.64%, 05/21/37, (5-year CMT + 2.750%)(c)	50	49,428
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	245	250,460
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	220	226,067
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	125	134,560
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(c)	85	82,351
Comerica Inc.
4.00%, 02/01/29	90	86,488
5.98%, 01/30/30, (1-day SOFR + 2.155%)(c)	225	229,289
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	280	281,484
5.32%, 03/13/26	250	252,557
Cooperatieve Rabobank UA, 3.75%, 07/21/26	345	340,116
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	80	80,069
4.49%, 10/17/29	250	249,759
5.04%, 03/05/27	115	116,525
5.50%, 10/05/26	250	254,711
Deutsche Bank AG/New York
1.69%, 03/19/26	165	160,260
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	350	335,714
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	285	273,880
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	205	180,074
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	330	304,201
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	265	237,978
3.74%, 01/07/33, (1-day SOFR + 2.257%)(c)	265	231,703
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(c)	235	230,154
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	190	189,071
5.37%, 09/09/27	95	96,995
5.40%, 09/11/35, (1-day SOFR + 2.050%)(c)	260	254,848
5.41%, 05/10/29	235	240,743
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	85	86,267
5.88%, 07/08/31, (1-day SOFR + 5.438%)(c)	200	203,380
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	315	329,310
6.82%, 11/20/29, (1-day SOFR + 2.510%)(c)	350	371,726
7.08%, 02/10/34, (1-day SOFR + 3.650%)(c)	260	274,235
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	275	283,458
Series ., 5.37%, 01/10/29(c)	150	151,385
Discover Bank
3.45%, 07/27/26	265	260,375
4.25%, 03/13/26	35	34,783
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.65%, 09/13/28	$85	$84,557
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	145	138,215
2.55%, 05/05/27	160	153,113
3.95%, 03/14/28	180	176,414
4.06%, 04/25/28, (1-day SOFR + 1.355%)(c)	105	103,557
4.34%, 04/25/33, (1-day SOFR + 1.660%)(c)	75	71,066
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	235	233,813
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	235	242,143
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	140	146,537
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(c)	220	228,914
Fifth Third Bank NA
2.25%, 02/01/27	250	240,020
3.85%, 03/15/26	200	198,252
4.97%, 01/28/28(c)	250	251,558
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	55	57,050
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(c)	450	453,082
5.41%, 05/21/27, (1-day SOFR + 0.750%)(c)	420	424,549
Goldman Sachs Capital I, 6.35%, 02/15/34	185	196,680
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	640	619,828
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	605	577,247
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	915	876,444
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	497	420,861
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	860	736,471
2.60%, 02/07/30	449	405,877
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	810	707,428
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	655	630,078
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	635	549,090
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	860	758,069
3.50%, 11/16/26	610	599,607
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	657	643,529
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(c)	550	538,263
3.80%, 03/15/30	558	533,806
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	522	508,103
3.85%, 01/26/27	653	645,533
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	771	760,223
4.39%, 06/15/27, (1-day SOFR + 1.510%)(c)	165	164,678
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	515	512,521
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	400	397,116
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	725	708,768
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	480	483,204
5.21%, 01/28/31(c)	550	556,812
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	640	640,328
5.54%, 01/28/36(c)	800	814,237
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	515	531,234
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	510	529,951
5.95%, 01/15/27	195	199,971
6.13%, 02/15/33	255	275,967
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	610	644,959
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	280	306,464
HSBC Bank USA NA/New York, 5.88%, 11/01/34	15	15,620
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(c)	60	57,833
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	440	410,684
Security	Par (000)	Value
Banks (continued)
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	$420	$384,480
2.25%, 11/22/27, (1-day SOFR + 1.100%)(c)	235	225,682
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	330	286,589
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	690	602,270
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	320	286,947
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	390	338,668
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	630	604,924
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(c)	540	532,316
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	635	629,071
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	470	469,416
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	395	377,651
4.95%, 03/31/30	535	536,502
5.13%, 11/19/28, (1-day SOFR + 1.040%)(c)	200	201,514
5.20%, 03/03/29(c)	400	400,969
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	485	489,169
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	445	449,143
5.40%, 08/11/33, (1-day SOFR + 2.870%)(c)	585	591,343
5.45%, 03/03/31(c)	275	275,612
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	325	332,062
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	415	421,806
5.72%, 03/04/35, (1-day SOFR + 1.780%)(c)	305	313,723
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	310	318,769
5.75%, 03/03/36(c)	400	399,202
5.87%, 11/18/35, (1-day SOFR + 1.900%)(c)	395	393,788
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	470	477,917
6.16%, 03/09/29, (1-day SOFR + 1.970%)(c)	405	419,943
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	510	540,983
6.55%, 06/20/34, (1-day SOFR + 2.980%)(c)	445	468,339
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	485	515,322
7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	405	448,813
8.11%, 11/03/33, (1-day SOFR + 4.250%)(c)	370	425,300
HSBC USA Inc., 5.29%, 03/04/27	235	238,988
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(c)	75	62,102
2.55%, 02/04/30	193	173,127
4.44%, 08/04/28, (1-day SOFR + 1.970%)(c)	215	213,557
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	65	63,854
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	105	106,300
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	240	244,668
6.14%, 11/18/39, (5-year CMT + 1.700%)(c)	80	81,572
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	185	192,911
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(c)	250	249,159
4.87%, 04/12/28(c)	250	251,473
5.65%, 01/10/30	125	128,940
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	245,248
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(c)	115	111,544
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	200	176,447
3.95%, 03/29/27	280	276,800
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	320	315,840
4.05%, 04/09/29	215	209,428
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	200	189,646
4.55%, 10/02/28	310	308,189
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	250	254,603
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	$300	$305,079
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	265	270,549
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	225	237,386
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	600	572,411
1.58%, 04/22/27, (1-day SOFR + 0.885%)(c)	725	701,485
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	300	254,163
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	630	535,481
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	460	424,218
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	370	350,825
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	595	533,695
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	675	583,984
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	740	649,395
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	850	778,486
2.95%, 10/01/26	673	659,218
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	415	402,122
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(c)	635	575,985
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	795	702,303
3.20%, 06/15/26	365	359,831
3.30%, 04/01/26	543	537,154
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	523	507,098
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(c)	595	581,281
3.63%, 12/01/27	281	274,807
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	570	546,816
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(c)	610	600,937
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	512	502,022
4.13%, 12/15/26	494	491,381
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	537	528,592
4.25%, 10/01/27	338	337,383
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	660	655,634
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	558	552,846
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	650	641,998
4.51%, 10/22/28, (1-day SOFR + 0.860%)(c)	395	393,655
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	460	456,304
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	580	565,955
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	575	570,256
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	790	793,579
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	990	984,983
4.92%, 01/24/29(c)	490	493,895
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	635	624,101
4.98%, 07/22/28, (1-day SOFR + 0.930%)(c)	220	221,655
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	630	635,887
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	600	606,327
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	380	382,923
5.14%, 01/24/31(c)	220	223,213
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	775	781,297
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	600	611,232
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	645	653,882
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	1,055	1,073,116
Security	Par (000)	Value
Banks (continued)
5.50%, 01/24/36(c)	$490	$503,143
5.57%, 04/22/28, (1-day SOFR + 0.930%)(c)	560	570,466
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	585	602,290
5.72%, 09/14/33, (1-day SOFR + 2.580%)(c)	770	795,136
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	575	600,085
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	430	440,215
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	500	522,761
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	730	786,273
7.63%, 10/15/26	135	141,749
8.00%, 04/29/27	145	155,586
8.75%, 09/01/30	120	142,014
JPMorgan Chase Bank NA, 5.11%, 12/08/26	470	476,129
KeyBank NA, 5.00%, 01/26/33	55	54,005
KeyBank NA/Cleveland OH
3.40%, 05/20/26	250	246,061
3.90%, 04/13/29	250	239,314
4.90%, 08/08/32	250	242,329
5.85%, 11/15/27	250	256,918
6.95%, 02/01/28	50	52,602
KeyCorp
2.25%, 04/06/27	210	199,405
2.55%, 10/01/29	288	259,896
4.10%, 04/30/28	200	196,204
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	150	144,286
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(c)	185	197,162
Korea Development Bank (The)
0.80%, 07/19/26	110	104,825
2.00%, 09/12/26	205	197,949
2.00%, 10/25/31	75	64,225
2.25%, 02/24/27	70	67,310
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	475	396,443
1.00%, 10/01/26	1,015	967,901
1.75%, 09/14/29	508	459,704
2.88%, 04/03/28	697	673,594
3.00%, 05/20/27	1,225	1,197,513
3.50%, 08/27/27	90	88,873
3.63%, 04/01/26	460	457,502
3.75%, 02/15/28	915	907,557
3.88%, 06/15/28	930	925,075
4.00%, 03/15/29	1,085	1,082,169
4.13%, 07/15/33	840	831,643
4.38%, 03/01/27	1,250	1,257,335
4.38%, 02/28/34	445	448,260
4.63%, 08/07/26	1,215	1,224,178
4.63%, 03/18/30	220	225,108
4.75%, 10/29/30	430	443,614
5.00%, 03/16/26	640	645,520
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	335	323,343
0.88%, 09/03/30	180	151,285
1.75%, 07/27/26	275	266,160
3.88%, 09/28/27	235	233,977
3.88%, 06/14/28	170	169,055
4.63%, 04/17/29	335	341,565
5.00%, 10/24/33	97	101,780
Series 37, 2.50%, 11/15/27	195	187,274
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(c)	200	192,914
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.57%, 11/07/28(c)	$380	$368,048
3.75%, 01/11/27	290	285,636
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	250	245,158
4.38%, 03/22/28	300	296,502
4.55%, 08/16/28	270	268,318
4.65%, 03/24/26	345	344,493
4.98%, 08/11/33, (1-year CMT + 2.300%)(c)	255	251,285
5.09%, 11/26/28, (1-year CMT + 0.850%)(c)	235	236,699
5.46%, 01/05/28, (1-year CMT + 1.375%)(c)	220	222,690
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	200	202,973
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	400	408,150
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	250	257,312
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	280	288,433
5.99%, 08/07/27, (1-year CMT + 1.480%)(c)	275	279,685
7.95%, 11/15/33, (1-year CMT + 3.750%)(c)	205	234,578
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(c)	150	149,635
4.83%, 01/16/29(c)	60	60,049
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	170	166,401
5.39%, 01/16/36(c)	160	158,742
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	215	224,152
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	260	281,346
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	150	150,461
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	410	393,659
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	25	23,867
2.05%, 07/17/30	105	91,517
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	415	355,648
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	285	273,524
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	200	172,627
2.56%, 02/25/30	315	284,576
2.76%, 09/13/26	220	214,584
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	245	214,586
3.20%, 07/18/29	380	357,719
3.29%, 07/25/27	240	234,068
3.68%, 02/22/27	265	261,267
3.74%, 03/07/29	350	339,769
3.85%, 03/01/26	500	496,933
3.96%, 03/02/28	331	326,161
4.05%, 09/11/28	235	231,553
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	215	212,597
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	170	162,972
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	320	322,614
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	325	327,706
5.20%, 01/16/31(c)	200	203,099
5.24%, 04/19/29, (1-year CMT + 1.700%)(c)	200	203,380
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	220	224,349
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	95	96,717
5.41%, 04/19/34, (1-year CMT + 1.970%)(c)	215	221,237
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	240	245,388
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	350	355,816
5.44%, 02/22/34, (1-year CMT + 1.630%)(c)	295	303,416
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	40	41,125
5.48%, 02/22/31, (1-year CMT + 1.530%)(c)	10	10,294
5.57%, 01/16/36(c)	200	205,167
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	290	278,579
1.55%, 07/09/27, (1-year CMT + 0.750%)(c)	40	38,408
Security	Par (000)	Value
Banks (continued)
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	$160	$137,387
2.17%, 05/22/32, (1-year CMT + 0.870%)(c)	200	170,445
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	275	240,123
2.26%, 07/09/32, (1-year CMT + 0.900%)(c)	200	170,643
2.56%, 09/13/31	230	197,540
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(c)	125	111,817
2.84%, 09/13/26	273	266,784
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(c)	200	184,218
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	205	191,655
3.17%, 09/11/27	230	222,683
3.26%, 05/22/30, (1-year CMT + 1.250%)(c)	120	113,023
4.02%, 03/05/28	310	305,245
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(c)	255	251,209
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	200	204,072
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	200	204,244
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	225	229,256
5.58%, 05/26/35, (1-year CMT + 1.300%)(c)	200	206,191
5.59%, 07/10/35, (1-year CMT + 1.300%)(c)	200	205,391
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	50	51,411
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	200	207,349
5.74%, 05/27/31, (1-year CMT + 1.650%)(c)	25	25,984
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	240	249,838
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	225	233,937
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	315	325,006
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	660	632,434
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	630	608,300
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	590	493,329
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	555	465,022
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	780	662,785
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	495	475,887
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	560	465,253
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	545	468,629
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	755	683,401
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	565	495,394
3.13%, 07/27/26	669	656,655
3.59%, 07/22/28(c)	666	647,356
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	660	623,063
3.63%, 01/20/27	668	659,417
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	661	644,917
3.95%, 04/23/27	434	428,193
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	515	510,059
4.35%, 09/08/26	478	476,273
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(c)	649	640,409
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	645	639,324
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	450	444,404
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	470	473,640
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	495	501,486
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	610	617,756
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	490	496,614
5.23%, 01/15/31(c)	425	431,657
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	715	718,422
5.30%, 04/20/37, (1-day SOFR + 2.620%)(c)	405	400,059
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.32%, 07/19/35, (1-day SOFR + 1.555%)(c)	$730	$733,850
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	570	579,099
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	375	383,650
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	545	553,831
5.59%, 01/18/36(c)	565	579,285
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	330	336,613
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	545	560,908
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	680	707,277
5.94%, 02/07/39, (5-year CMT + 1.800%)(c)	315	320,605
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	440	448,872
6.25%, 08/09/26	160	163,869
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	490	509,174
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	675	726,945
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	440	464,057
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	460	503,588
7.25%, 04/01/32	240	274,075
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(c)	405	403,957
4.75%, 04/21/26	390	391,391
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	350	352,218
4.97%, 07/14/28, (1-day SOFR +0.930%)(c)	330	332,528
5.02%, 01/12/29(c)	500	504,656
5.50%, 05/26/28, (1-day SOFR +0.865%)(c)	485	493,191
5.88%, 10/30/26	340	347,617
National Australia Bank Ltd./New York
2.50%, 07/12/26	265	258,794
3.91%, 06/09/27	160	158,614
4.50%, 10/26/27	260	260,937
4.79%, 01/10/29	260	263,782
4.90%, 06/13/28	85	86,394
4.90%, 01/14/30	250	254,716
4.94%, 01/12/28	260	264,232
5.09%, 06/11/27	250	253,972
National Bank of Canada
4.50%, 10/10/29	30	29,587
4.95%, 02/01/28(c)	250	251,464
5.60%, 07/02/27, (1-day SOFR + 1.036%)(c)	55	55,719
5.60%, 12/18/28	270	278,697
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	310	298,322
3.03%, 11/28/35, (5-year CMT + 2.350%)(c)	200	176,992
3.07%, 05/22/28, (1-year CMT + 2.550%)(c)	215	207,504
4.45%, 05/08/30(c)	275	269,972
4.80%, 04/05/26	325	325,980
4.89%, 05/18/29(c)	380	380,781
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	260	260,269
5.08%, 01/27/30(c)	370	372,808
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	220	223,892
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	215	218,493
5.78%, 03/01/35, (1-year CMT + 1.500%)(c)	295	303,052
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	250	257,813
5.85%, 03/02/27, (1-year CMT + 1.350%)(c)	230	232,770
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	200	208,989
6.48%, 06/01/34, (5-year CMT + 2.200%)(c)	210	218,624
Northern Trust Corp.
1.95%, 05/01/30	245	215,664
3.15%, 05/03/29	102	97,021
3.38%, 05/08/32(c)	77	74,389
3.65%, 08/03/28	66	64,449
4.00%, 05/10/27	220	218,475
6.13%, 11/02/32	145	156,038
Security	Par (000)	Value
Banks (continued)
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	$40	$39,574
3.75%, 09/05/29	85	83,720
4.13%, 01/18/29	425	424,578
4.25%, 03/01/28	80	80,365
4.50%, 01/24/30	175	177,722
4.75%, 05/21/27	390	394,942
5.00%, 10/23/26	125	126,684
PNC Bank NA
2.70%, 10/22/29	250	228,542
4.05%, 07/26/28	305	298,548
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	175	167,137
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	244	209,778
2.55%, 01/22/30	505	456,908
2.60%, 07/23/26	215	209,716
3.15%, 05/19/27	178	172,978
3.45%, 04/23/29	439	420,206
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(c)	210	200,840
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	245	242,725
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	370	368,295
5.10%, 07/23/27, (1-day SOFR + 0.796%)(c)	205	206,473
5.22%, 01/29/31(c)	220	223,702
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	190	192,505
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	210	213,892
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	315	317,951
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	375	385,033
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	417	428,448
5.58%, 01/29/36(c)	255	261,111
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	340	350,220
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	195	204,708
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	330	347,966
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)(c)	235	242,452
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	375	416,590
Regions Financial Corp.
1.80%, 08/12/28	145	131,738
5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	150	149,574
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	145	148,684
Royal Bank of Canada
1.15%, 07/14/26	195	187,032
1.20%, 04/27/26	360	347,379
1.40%, 11/02/26	189	180,145
2.05%, 01/21/27	70	67,140
2.30%, 11/03/31	335	288,309
3.63%, 05/04/27	255	250,822
3.88%, 05/04/32	235	220,727
4.24%, 08/03/27	290	288,655
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(c)	160	159,905
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(c)	170	169,466
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	400	396,987
4.88%, 01/19/27	250	252,163
4.90%, 01/12/28	155	156,753
4.95%, 02/01/29	230	232,901
4.97%, 01/24/29(c)	300	302,917
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	260	261,430
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.00%, 02/01/33	$355	$356,437
5.00%, 05/02/33	195	195,652
5.07%, 07/23/27, (1-day SOFR + 0.790%)(c)	265	266,957
5.15%, 02/04/31(c)	300	304,155
5.15%, 02/01/34	280	283,141
5.20%, 07/20/26	205	207,340
5.20%, 08/01/28	215	219,454
6.00%, 11/01/27	280	290,414
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	235	224,727
3.24%, 10/05/26	238	232,213
4.40%, 07/13/27	239	236,772
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	50	50,272
6.12%, 05/31/27, (1-day SOFR + 1.232%)(c)	125	126,873
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	120	124,181
6.34%, 05/31/35, (1-day SOFR + 2.138%)(c)	120	124,686
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	210	218,197
6.57%, 06/12/29, (1-day SOFR + 2.700%)(c)	180	187,860
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	110	122,314
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(c)	235	225,656
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	210	200,874
3.82%, 11/03/28(c)	205	199,306
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	210	207,617
5.69%, 04/15/31(c)	200	204,618
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	260	270,770
State Street Bank & Trust Co.
4.59%, 11/25/26	275	276,698
4.78%, 11/23/29	250	252,431
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(c)	85	81,122
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	175	167,440
2.20%, 03/03/31	125	108,656
2.40%, 01/24/30	191	173,742
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	115	99,803
2.65%, 05/19/26	170	166,956
3.03%, 11/01/34, (1-day SOFR + 1.490%)(c)	65	59,504
3.15%, 03/30/31, (1-day SOFR + 2.650%)(c)	145	135,196
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(c)	130	128,122
4.16%, 08/04/33, (1-day SOFR + 1.726%)(c)	164	155,574
4.33%, 10/22/27	230	229,850
4.42%, 05/13/33, (1-day SOFR + 1.605%)(c)	115	111,325
4.53%, 02/20/29, (1-day SOFR + 1.018%)(c)	220	219,900
4.54%, 02/28/28	125	125,408
4.68%, 10/22/32, (1-day SOFR + 1.050%)(c)	180	177,535
4.73%, 02/28/30	125	125,503
4.82%, 01/26/34, (1-day SOFR + 1.567%)(c)	145	143,025
4.99%, 03/18/27	225	227,464
5.15%, 02/28/36(c)	125	125,574
5.16%, 05/18/34, (1-day SOFR + 1.890%)(c)	165	166,397
5.27%, 08/03/26	254	257,044
5.68%, 11/21/29, (1-day SOFR + 1.484%)(c)	205	212,597
5.82%, 11/04/28, (1-day SOFR + 1.715%)(c)	90	93,009
6.12%, 11/21/34, (1-day SOFR + 1.958%)(c)	105	111,190
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	355	338,926
1.71%, 01/12/31	200	167,955
1.90%, 09/17/28	435	396,710
2.13%, 07/08/30	165	144,168
Security	Par (000)	Value
Banks (continued)
2.14%, 09/23/30	$205	$178,182
2.17%, 01/14/27	170	163,036
2.22%, 09/17/31	280	238,480
2.47%, 01/14/29	200	185,063
2.63%, 07/14/26	488	476,086
2.75%, 01/15/30	320	292,038
3.01%, 10/19/26	310	303,011
3.04%, 07/16/29	550	513,021
3.20%, 09/17/29	165	155,079
3.35%, 10/18/27	155	150,690
3.36%, 07/12/27	320	312,483
3.45%, 01/11/27	287	282,041
3.78%, 03/09/26	360	357,768
3.94%, 07/19/28	90	88,378
4.31%, 10/16/28	150	148,800
5.32%, 07/09/29	215	219,528
5.42%, 07/09/31	225	231,341
5.52%, 01/13/28	155	159,072
5.56%, 07/09/34	295	304,462
5.63%, 01/15/35	200	206,825
5.71%, 01/13/30	220	228,791
5.72%, 09/14/28	290	300,085
5.77%, 01/13/33	425	444,938
5.78%, 07/13/33	200	210,197
5.80%, 07/13/28	210	217,739
5.81%, 09/14/33	220	232,511
5.85%, 07/13/30	220	230,547
5.88%, 07/13/26	225	229,156
Synchrony Bank, 5.63%, 08/23/27	250	253,406
Synovus Bank, 5.63%, 02/15/28	30	30,310
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(c)	40	40,797
Toronto-Dominion Bank (The)
1.20%, 06/03/26	294	282,560
1.25%, 09/10/26	250	238,299
1.95%, 01/12/27	165	157,532
2.00%, 09/10/31(b)	235	199,815
2.45%, 01/12/32	150	128,158
2.80%, 03/10/27	280	270,749
3.20%, 03/10/32	290	259,523
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(c)	305	298,000
4.11%, 06/08/27	317	314,267
4.46%, 06/08/32	410	396,447
4.57%, 12/17/26	180	180,231
4.69%, 09/15/27	320	321,963
4.78%, 12/17/29	165	165,297
4.86%, 01/31/28	150	151,143
4.98%, 04/05/27	225	227,067
4.99%, 04/05/29	225	227,193
5.15%, 09/10/34, (5-year CMT + 1.500%)(c)	35	34,547
5.16%, 01/10/28	175	177,928
5.26%, 12/11/26	140	141,907
5.30%, 01/30/32	150	152,850
5.52%, 07/17/28	305	313,264
5.53%, 07/17/26	390	395,541
Truist Bank
2.25%, 03/11/30	255	224,445
3.80%, 10/30/26	90	88,973
Truist Financial Corp.
1.13%, 08/03/27	189	174,509
Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.27%, 03/02/27, (1-day SOFR + 0.609%)(c)	$270	$261,229
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	220	200,893
1.95%, 06/05/30	185	160,894
3.88%, 03/19/29	145	140,045
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	180	178,297
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	285	286,161
4.92%, 07/28/33, (1-day SOFR + 2.240%)(c)	195	187,636
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	275	272,161
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	200	200,833
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	315	321,220
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	390	400,526
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	390	404,782
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	245	249,240
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	170	179,881
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	360	387,635
U.S. Bancorp
1.38%, 07/22/30	285	240,055
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	280	267,758
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	225	186,565
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	200	172,070
3.00%, 07/30/29	225	209,278
3.10%, 04/27/26	193	189,902
3.90%, 04/26/28	187	183,461
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	375	373,940
4.65%, 02/01/29, (1-day SOFR + 1.230%)(c)	300	299,710
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	420	409,218
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	265	258,655
5.05%, 02/12/31(c)	150	151,086
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	275	277,906
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	320	326,426
5.42%, 02/12/36(c)	140	141,710
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	400	411,047
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	360	371,192
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	366	379,964
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	335	348,877
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	200	206,717
Series V, 2.38%, 07/22/26	290	282,283
Series X, 3.15%, 04/27/27	243	236,648
UBS AG/London
1.25%, 06/01/26	210	202,061
5.65%, 09/11/28	305	315,430
UBS AG/Stamford CT
1.25%, 08/07/26	365	349,121
5.00%, 07/09/27	270	273,029
7.50%, 02/15/28	520	561,813
UBS Group AG, 4.55%, 04/17/26	350	350,263
Wachovia Corp., 7.57%, 08/01/26(d)	85	88,427
Webster Financial Corp., 4.10%, 03/25/29	50	48,103
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	672	639,596
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	700	629,628
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	760	698,183
3.00%, 04/22/26	729	717,340
3.00%, 10/23/26	746	728,254
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(c)	530	520,720
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	915	820,520
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	860	840,826
Security	Par (000)	Value
Banks (continued)
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(c)	$622	$607,066
4.10%, 06/03/26	516	512,709
4.15%, 01/24/29	567	557,576
4.30%, 07/22/27	523	519,878
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	475	466,500
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	650	651,370
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	965	950,037
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	600	608,033
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	525	523,479
5.24%, 01/24/31(c)	260	263,904
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	860	868,993
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	630	640,790
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	955	973,433
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	875	896,402
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	680	693,437
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	595	625,070
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	750	812,646
Series B, 7.95%, 11/15/29	85	95,783
Series W, 4.90%, 01/24/28(c)	455	457,343
Wells Fargo Bank NA
5.25%, 12/11/26	480	486,864
5.45%, 08/07/26	490	497,059
Westpac Banking Corp.
1.15%, 06/03/26	349	335,970
1.95%, 11/20/28	286	262,424
2.15%, 06/03/31	195	169,560
2.65%, 01/16/30	105	96,746
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	255	222,067
2.70%, 08/19/26	250	244,661
2.85%, 05/13/26	335	329,525
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	230	200,125
3.35%, 03/08/27	198	194,448
3.40%, 01/25/28	252	245,742
4.04%, 08/26/27	225	224,087
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	245	235,040
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	310	307,269
4.60%, 10/20/26	110	110,645
5.05%, 04/16/29	185	189,481
5.20%, 04/16/26	220	222,240
5.41%, 08/10/33, (1-year CMT + 2.680%)(c)	225	225,551
5.46%, 11/18/27	285	293,213
5.54%, 11/17/28	295	306,450
5.62%, 11/20/35, (1-year CMT + 1.200%)(c)	250	250,966
6.82%, 11/17/33	155	170,823
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,406
Zions Bancorp NA
3.25%, 10/29/29	130	117,475
6.82%, 11/19/35, (1-day SOFR + 2.830%)(c)	30	31,043
		298,657,578
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	305	289,924
4.00%, 04/13/28	370	366,505
4.75%, 01/23/29	913	921,276
4.90%, 01/23/31	210	213,390
5.00%, 06/15/34	175	176,236
Brown-Forman Corp., 4.75%, 04/15/33	110	108,641
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28	$265	$241,147
1.38%, 03/15/31	303	254,382
1.45%, 06/01/27	355	334,140
1.50%, 03/05/28	180	166,311
1.65%, 06/01/30	290	251,762
2.00%, 03/05/31	205	178,847
2.13%, 09/06/29	245	222,989
2.25%, 01/05/32	465	404,474
2.90%, 05/25/27	95	92,474
3.38%, 03/25/27	243	238,962
3.45%, 03/25/30	283	271,063
4.65%, 08/14/34	160	158,765
5.00%, 05/13/34	190	193,824
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	125	127,797
5.45%, 06/01/34	125	128,543
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	95	77,074
2.75%, 01/22/30	100	91,584
Constellation Brands Inc.
2.25%, 08/01/31	230	195,088
2.88%, 05/01/30	165	150,018
3.15%, 08/01/29	180	167,948
3.50%, 05/09/27	50	48,921
3.60%, 02/15/28	70	67,957
3.70%, 12/06/26	149	146,924
4.35%, 05/09/27	165	164,185
4.65%, 11/15/28	125	124,695
4.75%, 05/09/32	115	112,714
4.80%, 01/15/29	100	100,222
4.90%, 05/01/33	170	166,701
Diageo Capital PLC
2.00%, 04/29/30	265	233,498
2.13%, 04/29/32	60	50,290
2.38%, 10/24/29	225	204,971
3.88%, 05/18/28	60	59,066
5.30%, 10/24/27	200	204,278
5.38%, 10/05/26	220	223,239
5.50%, 01/24/33	40	41,391
5.63%, 10/05/33	240	250,941
Keurig Dr Pepper Inc.
2.25%, 03/15/31	125	108,389
2.55%, 09/15/26	120	116,628
3.20%, 05/01/30	160	148,520
3.43%, 06/15/27	115	112,244
3.95%, 04/15/29	265	258,129
4.05%, 04/15/32	185	176,028
4.60%, 05/25/28	240	239,985
5.05%, 03/15/29	115	116,581
5.10%, 03/15/27	80	80,821
5.30%, 03/15/34	145	147,828
Series 10, 5.20%, 03/15/31	110	112,040
Molson Coors Beverage Co., 3.00%, 07/15/26	448	439,083
PepsiCo Inc.
1.40%, 02/25/31	200	167,007
1.63%, 05/01/30	259	225,001
1.95%, 10/21/31	210	178,693
2.38%, 10/06/26	229	222,443
2.63%, 03/19/27	130	126,131
2.63%, 07/29/29	238	221,458
Security	Par (000)	Value
Beverages (continued)
2.75%, 03/19/30	$260	$239,868
3.00%, 10/15/27	338	327,973
3.60%, 02/18/28	150	147,587
3.90%, 07/18/32	300	286,144
4.40%, 02/07/27	100	100,426
4.45%, 02/07/28	100	100,473
4.45%, 05/15/28	165	166,169
4.45%, 02/15/33	185	185,161
4.50%, 07/17/29	160	161,130
4.60%, 02/07/30	100	100,675
4.80%, 07/17/34	120	119,976
5.00%, 02/07/35	100	100,688
5.13%, 11/10/26	185	187,549
7.00%, 03/01/29	120	131,591
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	110	110,487
4.65%, 02/16/27	135	135,953
4.70%, 02/16/34	120	118,560
		14,140,576
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	260	236,689
2.00%, 01/15/32	220	183,567
2.20%, 02/21/27	332	317,839
2.30%, 02/25/31	265	230,783
2.45%, 02/21/30	260	234,250
2.60%, 08/19/26	295	287,384
3.00%, 02/22/29	165	155,773
3.20%, 11/02/27	192	185,809
3.35%, 02/22/32	230	209,184
4.05%, 08/18/29	235	229,046
4.20%, 03/01/33	140	132,671
5.15%, 03/02/28	855	868,864
5.25%, 03/02/30	605	618,608
5.25%, 03/02/33	905	918,680
5.51%, 03/02/26	75	75,018
Biogen Inc., 2.25%, 05/01/30	330	290,517
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	95	92,385
3.70%, 03/15/32	195	177,017
Gilead Sciences Inc.
1.20%, 10/01/27	175	161,161
1.65%, 10/01/30	270	230,251
2.95%, 03/01/27	282	274,249
3.65%, 03/01/26	638	633,033
4.80%, 11/15/29	150	151,188
5.25%, 10/15/33	190	194,349
Illumina Inc.
2.55%, 03/23/31	135	116,835
4.65%, 09/09/26	75	74,965
5.75%, 12/13/27	95	97,352
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	303	257,727
Royalty Pharma PLC
1.75%, 09/02/27	200	186,282
2.15%, 09/02/31	129	108,283
2.20%, 09/02/30	235	203,721
5.15%, 09/02/29	120	121,125
5.40%, 09/02/34	80	79,853
		8,334,458
Schedule of Investments
52

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27	$161	$154,978
2.70%, 02/15/31	135	119,935
2.72%, 02/15/30	475	432,155
5.90%, 03/15/34	135	142,417
CRH America Finance Inc.
5.40%, 05/21/34	285	289,884
5.50%, 01/09/35	200	204,278
CRH SMW Finance DAC
5.13%, 01/09/30	200	202,590
5.20%, 05/21/29	200	203,544
Eagle Materials Inc., 2.50%, 07/01/31	200	174,320
Fortune Brands Innovations Inc.
3.25%, 09/15/29	130	121,557
4.00%, 03/25/32	85	79,600
5.88%, 06/01/33	160	166,673
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	125	107,106
2.00%, 09/16/31	145	122,248
4.90%, 12/01/32	120	119,460
5.50%, 04/19/29	115	118,117
Lennox International Inc.
1.70%, 08/01/27	90	83,926
5.50%, 09/15/28	125	128,240
Martin Marietta Materials Inc.
2.40%, 07/15/31	200	173,872
3.45%, 06/01/27	25	24,400
3.50%, 12/15/27	154	149,622
5.15%, 12/01/34	70	69,925
Series CB, 2.50%, 03/15/30	140	125,749
Masco Corp.
1.50%, 02/15/28	130	118,966
2.00%, 10/01/30	90	77,461
2.00%, 02/15/31	140	119,679
3.50%, 11/15/27	80	77,802
Mohawk Industries Inc., 5.85%, 09/18/28	100	103,770
Owens Corning
3.40%, 08/15/26	135	132,725
3.50%, 02/15/30	50	46,917
3.88%, 06/01/30	115	109,771
3.95%, 08/15/29	95	92,005
5.50%, 06/15/27	80	81,498
5.70%, 06/15/34	130	134,387
Trane Technologies Financing Ltd.
3.50%, 03/21/26	135	133,388
3.80%, 03/21/29	173	167,643
5.10%, 06/13/34	75	75,554
5.25%, 03/03/33	75	76,284
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	125	121,829
Vulcan Materials Co.
3.50%, 06/01/30	180	169,609
3.90%, 04/01/27	135	133,275
4.95%, 12/01/29	125	125,995
5.35%, 12/01/34	155	157,435
		5,770,589
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	150	142,364
2.05%, 05/15/30	227	200,678
Security	Par (000)	Value
Chemicals (continued)
4.60%, 02/08/29	$85	$85,577
4.75%, 02/08/31	150	151,184
4.80%, 03/03/33	140	139,957
4.85%, 02/08/34	255	253,953
Albemarle Corp.
4.65%, 06/01/27	160	158,869
5.05%, 06/01/32(b)	125	121,231
Cabot Corp.
4.00%, 07/01/29	83	79,994
5.00%, 06/30/32	90	89,624
Celanese U.S. Holdings LLC
1.40%, 08/05/26	29	27,468
6.42%, 07/15/27	108	110,646
6.58%, 07/15/29	48	49,843
6.60%, 11/15/28	67	69,424
6.63%, 07/15/32	46	47,918
6.80%, 11/15/30	76	80,101
6.95%, 11/15/33(b)	54	57,661
CF Industries Inc., 5.15%, 03/15/34	140	137,191
Dow Chemical Co. (The)
2.10%, 11/15/30	190	164,394
4.25%, 10/01/34	5	4,603
4.80%, 11/30/28	158	159,086
5.15%, 02/15/34(b)	130	129,344
5.35%, 03/15/35	100	99,671
6.30%, 03/15/33(b)	115	124,221
7.38%, 11/01/29	184	204,259
DuPont de Nemours Inc., 4.73%, 11/15/28	490	493,257
Eastman Chemical Co.
4.50%, 12/01/28	155	154,204
5.00%, 08/01/29	155	155,948
5.63%, 02/20/34	140	142,842
5.75%, 03/08/33	135	139,825
Ecolab Inc.
1.30%, 01/30/31	118	98,085
1.65%, 02/01/27	110	104,752
2.13%, 02/01/32	132	112,102
2.70%, 11/01/26	190	185,093
3.25%, 12/01/27	129	125,511
4.80%, 03/24/30	192	194,641
5.25%, 01/15/28	125	128,518
EIDP Inc.
2.30%, 07/15/30	106	94,377
4.50%, 05/15/26	165	165,139
4.80%, 05/15/33	65	64,183
FMC Corp.
3.20%, 10/01/26	120	116,890
3.45%, 10/01/29	68	62,613
5.15%, 05/18/26	90	90,092
5.65%, 05/18/33(b)	110	109,162
Huntsman International LLC
2.95%, 06/15/31	91	77,353
4.50%, 05/01/29	168	161,973
5.70%, 10/15/34	80	77,571
International Flavors & Fragrances Inc., 4.45%, 09/26/28	35	34,579
Linde Inc./CT, 1.10%, 08/10/30	176	148,461
Lubrizol Corp. (The), 6.50%, 10/01/34	10	11,265
LYB International Finance II BV, 3.50%, 03/02/27	150	146,952
LYB International Finance III LLC
2.25%, 10/01/30	115	100,084
53
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.50%, 03/01/34	$165	$165,513
5.63%, 05/15/33	90	92,243
Mosaic Co. (The)
4.05%, 11/15/27	115	113,351
5.38%, 11/15/28	100	102,177
5.45%, 11/15/33	25	25,262
NewMarket Corp., 2.70%, 03/18/31	115	100,291
Nutrien Ltd.
2.95%, 05/13/30	129	118,135
4.00%, 12/15/26	75	74,255
4.20%, 04/01/29	130	127,425
4.90%, 03/27/28	205	206,837
5.20%, 06/21/27	115	116,571
5.40%, 06/21/34(b)	100	101,195
PPG Industries Inc.
1.20%, 03/15/26	180	173,878
2.55%, 06/15/30	70	63,189
2.80%, 08/15/29	65	60,215
3.75%, 03/15/28	120	117,731
Rohm & Haas Co., 7.85%, 07/15/29	70	77,790
RPM International Inc.
2.95%, 01/15/32	80	70,542
3.75%, 03/15/27	129	126,745
4.55%, 03/01/29	102	101,391
Sherwin-Williams Co. (The)
2.20%, 03/15/32	125	105,374
2.30%, 05/15/30	162	143,764
2.95%, 08/15/29(b)	170	158,417
3.45%, 06/01/27	370	362,202
4.55%, 03/01/28	30	30,039
4.80%, 09/01/31	45	44,948
Westlake Corp.
3.38%, 06/15/30	75	69,862
3.60%, 08/15/26	174	171,675
		9,605,750
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30	260	219,683
1.70%, 05/15/28	180	166,530
4.45%, 09/09/34	140	136,342
Block Financial LLC
2.50%, 07/15/28	125	115,626
3.88%, 08/15/30	160	150,267
Cintas Corp. No. 2
3.70%, 04/01/27	283	279,029
4.00%, 05/01/32	191	181,783
Cornell University, 4.84%, 06/15/34(b)	105	105,867
Emory University, Series 2020, 2.14%, 09/01/30	100	89,020
Equifax Inc.
2.35%, 09/15/31	225	192,577
3.10%, 05/15/30	135	124,245
4.80%, 09/15/29	125	125,119
5.10%, 12/15/27	150	151,823
5.10%, 06/01/28	200	202,773
Global Payments Inc.
1.20%, 03/01/26	215	207,258
2.15%, 01/15/27	165	157,636
2.90%, 05/15/30	230	208,323
2.90%, 11/15/31	130	113,952
3.20%, 08/15/29	272	253,561
4.45%, 06/01/28	125	123,929
Security	Par (000)	Value
Commercial Services (continued)
4.80%, 04/01/26	$128	$128,080
4.95%, 08/15/27	115	115,825
5.30%, 08/15/29	90	91,299
5.40%, 08/15/32(b)	150	152,778
GXO Logistics Inc.
1.65%, 07/15/26	125	119,922
2.65%, 07/15/31	90	77,761
6.25%, 05/06/29	130	134,461
6.50%, 05/06/34	115	118,925
Johns Hopkins University, 4.71%, 07/01/32	65	65,680
Leland Stanford Junior University (The), 1.29%, 06/01/27	45	42,142
Moody's Corp.
2.00%, 08/19/31	80	67,824
3.25%, 01/15/28	125	121,231
4.25%, 02/01/29	120	119,228
4.25%, 08/08/32	95	91,360
5.00%, 08/05/34	105	105,157
PayPal Holdings Inc.
2.30%, 06/01/30	255	227,590
2.65%, 10/01/26	280	272,686
2.85%, 10/01/29	356	330,994
3.90%, 06/01/27	120	118,803
4.40%, 06/01/32	180	175,459
5.15%, 06/01/34	170	171,856
Quanta Services Inc.
2.35%, 01/15/32	125	105,431
2.90%, 10/01/30	240	216,118
4.75%, 08/09/27	100	100,108
5.25%, 08/09/34	145	143,427
RELX Capital Inc.
3.00%, 05/22/30	185	170,596
4.00%, 03/18/29	148	144,414
4.75%, 05/20/32	105	104,450
Rollins Inc., 5.25%, 02/24/35(a)	45	45,391
S&P Global Inc.
1.25%, 08/15/30	165	139,309
2.45%, 03/01/27	220	211,797
2.50%, 12/01/29	119	108,480
2.70%, 03/01/29	245	229,089
2.90%, 03/01/32	300	266,847
2.95%, 01/22/27	109	106,118
4.25%, 05/01/29	215	212,904
4.75%, 08/01/28	160	161,486
5.25%, 09/15/33	125	128,480
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	123	106,548
UL Solutions Inc., 6.50%, 10/20/28(a)	90	94,514
Verisk Analytics Inc.
4.13%, 03/15/29	165	161,535
5.25%, 06/05/34	125	126,197
5.75%, 04/01/33	105	110,041
Yale University, Series 2020, 1.48%, 04/15/30	110	95,595
		9,443,279
Computers — 0.6%
Accenture Capital Inc.
3.90%, 10/04/27	135	133,742
4.05%, 10/04/29	195	191,792
4.25%, 10/04/31	295	288,451
4.50%, 10/04/34	235	228,032
Amdocs Ltd., 2.54%, 06/15/30	165	146,279
Schedule of Investments
54

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Apple Inc.
1.20%, 02/08/28	$515	$473,799
1.25%, 08/20/30	270	230,554
1.40%, 08/05/28	485	441,525
1.65%, 05/11/30	318	278,365
1.65%, 02/08/31	600	516,410
1.70%, 08/05/31	220	187,422
2.05%, 09/11/26	445	430,987
2.20%, 09/11/29	389	355,675
2.45%, 08/04/26	473	462,015
2.90%, 09/12/27	431	417,771
3.00%, 06/20/27	212	206,753
3.00%, 11/13/27	305	296,618
3.20%, 05/11/27	455	445,895
3.25%, 08/08/29	230	220,851
3.35%, 02/09/27	482	475,005
3.35%, 08/08/32(b)	315	294,686
4.00%, 05/10/28	325	324,335
4.30%, 05/10/33	210	209,089
Booz Allen Hamilton Inc., 5.95%, 08/04/33	150	153,487
CGI Inc.
1.45%, 09/14/26	130	124,121
2.30%, 09/14/31	105	89,594
Dell Inc., 7.10%, 04/15/28	85	90,821
Dell International LLC/EMC Corp.
4.35%, 02/01/30	80	78,379
4.85%, 02/01/35	175	168,980
4.90%, 10/01/26	377	378,628
5.25%, 02/01/28	220	224,288
5.30%, 10/01/29	382	389,315
5.40%, 04/15/34	185	187,987
5.75%, 02/01/33(b)	240	250,543
6.02%, 06/15/26	401	406,746
6.10%, 07/15/27	120	123,763
6.20%, 07/15/30	182	193,464
DXC Technology Co.
1.80%, 09/15/26	130	124,248
2.38%, 09/15/28	155	142,260
Fortinet Inc.
1.00%, 03/15/26	60	57,802
2.20%, 03/15/31	135	116,892
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	75	72,540
6.00%, 06/04/29	90	93,185
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	201	195,139
4.40%, 09/25/27	260	258,764
4.45%, 09/25/26	240	239,721
4.55%, 10/15/29	315	312,466
4.85%, 10/15/31	145	144,502
5.00%, 10/15/34	385	378,873
5.25%, 07/01/28	130	132,583
HP Inc.
1.45%, 06/17/26	85	81,779
2.65%, 06/17/31	200	174,511
3.00%, 06/17/27	210	202,661
3.40%, 06/17/30	5	4,658
4.00%, 04/15/29	205	199,125
4.20%, 04/15/32	145	137,642
4.75%, 01/15/28	140	141,017
5.50%, 01/15/33	205	209,220
Security	Par (000)	Value
Computers (continued)
IBM International Capital Pte Ltd.
4.60%, 02/05/27	$165	$165,742
4.60%, 02/05/29	170	170,226
4.75%, 02/05/31	140	140,252
4.90%, 02/05/34	195	191,828
International Business Machines Corp.
1.70%, 05/15/27	185	174,328
1.95%, 05/15/30	225	197,009
2.20%, 02/09/27	135	129,484
2.72%, 02/09/32	60	52,846
3.30%, 05/15/26	650	640,667
3.30%, 01/27/27	90	88,197
3.50%, 05/15/29	565	540,913
4.15%, 07/27/27	200	198,869
4.40%, 07/27/32	215	208,211
4.50%, 02/06/28	165	165,621
4.65%, 02/10/28	100	100,288
4.75%, 02/06/33	205	203,175
4.80%, 02/10/30	100	100,501
5.00%, 02/10/32	100	100,611
5.20%, 02/10/35	100	100,627
5.88%, 11/29/32	80	85,443
6.22%, 08/01/27	80	83,234
6.50%, 01/15/28	45	47,492
Kyndryl Holdings Inc.
2.05%, 10/15/26	148	141,911
2.70%, 10/15/28	120	111,489
3.15%, 10/15/31	143	126,497
6.35%, 02/20/34(b)	85	89,940
Leidos Inc.
2.30%, 02/15/31	205	176,367
4.38%, 05/15/30	140	135,752
5.75%, 03/15/33	100	102,754
NetApp Inc.
2.38%, 06/22/27	135	128,588
2.70%, 06/22/30	165	148,002
Teledyne FLIR LLC, 2.50%, 08/01/30	80	71,143
Western Digital Corp.
2.85%, 02/01/29	90	82,039
3.10%, 02/01/32	100	85,528
		18,821,329
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	150	146,254
3.25%, 08/15/32	120	110,125
4.60%, 03/01/28	86	87,323
4.60%, 03/01/33(b)	121	121,740
4.80%, 03/02/26	141	141,722
Conopco Inc., Series E, 7.25%, 12/15/26	75	78,675
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	150	127,368
2.38%, 12/01/29	180	162,444
2.60%, 04/15/30	100	90,283
3.15%, 03/15/27	120	117,134
4.38%, 05/15/28	90	89,685
4.65%, 05/15/33	180	175,307
5.00%, 02/14/34(b)	90	89,785
Haleon U.S. Capital LLC
3.38%, 03/24/27	380	371,773
3.38%, 03/24/29	250	238,165
3.63%, 03/24/32	430	396,035
55
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Kenvue Inc.
4.90%, 03/22/33	$280	$280,678
5.00%, 03/22/30	255	259,540
5.35%, 03/22/26	180	181,674
Procter & Gamble Co. (The)
1.20%, 10/29/30	200	168,673
1.90%, 02/01/27	235	225,374
1.95%, 04/23/31	230	200,859
2.30%, 02/01/32	109	95,747
2.45%, 11/03/26	210	204,359
2.80%, 03/25/27	123	119,749
2.85%, 08/11/27	178	172,596
3.00%, 03/25/30	366	343,978
3.95%, 01/26/28	145	144,387
4.05%, 01/26/33(b)	250	243,412
4.15%, 10/24/29	115	114,834
4.35%, 01/29/29(b)	140	140,828
4.55%, 01/29/34	180	179,008
4.55%, 10/24/34	110	109,732
5.80%, 08/15/34	70	76,089
Unilever Capital Corp.
1.38%, 09/14/30	130	110,223
1.75%, 08/12/31	185	156,323
2.00%, 07/28/26	210	203,737
2.13%, 09/06/29	205	185,801
2.90%, 05/05/27	255	247,780
3.50%, 03/22/28	105	102,624
4.25%, 08/12/27	120	120,033
4.63%, 08/12/34	230	226,237
4.88%, 09/08/28	105	106,837
5.00%, 12/08/33	125	127,364
5.90%, 11/15/32	158	170,806
		7,563,100
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	105	107,795
6.25%, 06/15/33	135	141,468
WW Grainger Inc., 4.45%, 09/15/34	95	91,639
		340,902
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	795	766,420
3.00%, 10/29/28	842	790,452
3.30%, 01/30/32	865	766,350
3.40%, 10/29/33	325	282,278
3.65%, 07/21/27	225	219,274
3.88%, 01/23/28	155	151,516
4.45%, 04/03/26	160	159,627
4.63%, 10/15/27	170	169,353
4.63%, 09/10/29	155	153,334
4.88%, 04/01/28	150	150,538
4.95%, 09/10/34	235	227,661
5.10%, 01/19/29	205	206,881
5.30%, 01/19/34	165	164,977
5.75%, 06/06/28	245	251,869
6.10%, 01/15/27	235	240,458
6.15%, 09/30/30	240	253,458
6.45%, 04/15/27	310	319,933
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	150	154,262
Security	Par (000)	Value
Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.30%, 06/15/30	$150	$139,241
5.50%, 08/20/34	105	104,313
Air Lease Corp.
1.88%, 08/15/26	300	288,388
2.10%, 09/01/28	100	91,437
2.20%, 01/15/27	180	172,219
2.88%, 01/15/32	190	165,295
3.00%, 02/01/30	145	132,907
3.13%, 12/01/30	200	181,390
3.25%, 10/01/29	115	107,536
3.63%, 04/01/27	160	157,013
3.63%, 12/01/27	105	102,225
3.75%, 06/01/26	209	206,694
4.63%, 10/01/28	135	134,481
5.10%, 03/01/29	125	126,487
5.20%, 07/15/31	100	100,636
5.30%, 06/25/26	75	75,611
5.30%, 02/01/28	150	152,599
5.85%, 12/15/27	155	159,629
Aircastle Ltd., 4.25%, 06/15/26	180	178,760
Ally Financial Inc.
2.20%, 11/02/28	185	168,005
4.75%, 06/09/27	171	170,697
5.54%, 01/17/31(c)	60	60,121
6.18%, 07/26/35, (1-day SOFR + 2.290%)(c)	125	126,355
6.85%, 01/03/30, (1-day SOFR + 2.282%)(c)	145	152,125
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	145	152,330
7.10%, 11/15/27	150	158,190
8.00%, 11/01/31	540	609,567
American Express Co.
1.65%, 11/04/26	260	248,319
2.55%, 03/04/27	433	417,690
3.13%, 05/20/26	210	206,863
3.30%, 05/03/27	405	395,569
4.05%, 05/03/29	210	207,054
4.42%, 08/03/33, (1-day SOFR + 1.760%)(c)	250	241,286
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	145	144,134
5.04%, 07/26/28, (1-day SOFR + 0.930%)(c)	155	156,642
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	260	260,698
5.09%, 01/30/31(c)	175	177,205
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	295	298,166
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(c)	300	306,654
5.28%, 07/26/35, (1-day SOFR + 1.420%)(c)	355	357,639
5.39%, 07/28/27, (1-day SOFR + 0.970%)(c)	285	288,395
5.44%, 01/30/36(c)	175	178,478
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(c)	300	309,243
5.63%, 07/28/34, (1-day SOFR + 1.930%)(c)	75	76,518
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(c)	200	202,425
5.85%, 11/05/27	350	362,076
5.92%, 04/25/35, (1-day SOFR + 1.630%)(c)	100	103,601
6.49%, 10/30/31, (1-day SOFR + 1.940%)(c)	245	264,728
American Express Credit Corp., 3.30%, 05/03/27	35	34,183
Ameriprise Financial Inc.
2.88%, 09/15/26	122	119,342
4.50%, 05/13/32	120	116,884
5.15%, 05/15/33	170	171,394
5.20%, 04/15/35	100	100,494
Schedule of Investments
56

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.70%, 12/15/28	$145	$150,611
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	12	11,054
Apollo Global Management Inc., 6.38%, 11/15/33	115	125,646
Ares Management Corp., 6.38%, 11/10/28	50	52,646
BGC Group Inc.
6.60%, 06/10/29	120	124,026
8.00%, 05/25/28	50	53,501
Blue Owl Finance LLC
3.13%, 06/10/31	20	17,673
4.38%, 02/15/32	25	23,586
6.25%, 04/18/34	215	224,118
Brookfield Capital Finance LLC, 6.09%, 06/14/33	130	136,389
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	141	119,453
Brookfield Finance Inc.
2.72%, 04/15/31	125	111,112
3.90%, 01/25/28	212	208,216
4.25%, 06/02/26	120	119,630
4.35%, 04/15/30	219	213,860
4.85%, 03/29/29	205	205,762
5.68%, 01/15/35	100	102,340
6.35%, 01/05/34	155	165,667
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	285	271,673
2.36%, 07/29/32, (1-day SOFR + 1.337%)(c)	197	163,441
2.62%, 11/02/32, (1-day SOFR + 1.265%)(c)	130	110,835
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	295	276,615
3.65%, 05/11/27	231	226,176
3.75%, 07/28/26	329	324,801
3.75%, 03/09/27	323	317,158
3.80%, 01/31/28	340	332,501
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	290	290,799
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	230	232,626
5.27%, 05/10/33, (1-day SOFR + 2.370%)(c)	155	154,332
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	195	198,578
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	250	254,420
5.70%, 02/01/30, (1-day SOFR + 1.905%)(c)	220	225,784
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	280	286,086
5.88%, 07/26/35, (1-day SOFR +1.990%)(c)	215	220,980
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	220	228,639
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	210	218,781
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	365	387,278
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	170	176,366
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	380	425,411
Cboe Global Markets Inc.
1.63%, 12/15/30	195	165,045
3.00%, 03/16/32	120	106,645
3.65%, 01/12/27	205	202,344
Charles Schwab Corp. (The)
0.90%, 03/11/26	355	342,130
1.15%, 05/13/26	240	231,051
1.65%, 03/11/31	205	171,686
1.95%, 12/01/31	180	150,461
2.00%, 03/20/28	305	283,756
2.30%, 05/13/31	175	152,372
2.45%, 03/03/27	355	341,612
2.75%, 10/01/29	95	87,720
2.90%, 03/03/32	245	215,411
3.20%, 03/02/27	239	233,669
3.20%, 01/25/28	195	188,502
Security	Par (000)	Value
Diversified Financial Services (continued)
3.25%, 05/22/29	$150	$142,562
3.30%, 04/01/27	186	181,949
4.00%, 02/01/29	171	167,739
4.63%, 03/22/30	185	186,711
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	200	205,795
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	240	251,030
5.88%, 08/24/26	150	152,856
6.14%, 08/24/34, (1-day SOFR + 2.010%)(c)	315	336,302
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	240	252,756
CI Financial Corp., 3.20%, 12/17/30	230	200,251
CME Group Inc.
2.65%, 03/15/32	188	165,230
3.75%, 06/15/28	173	170,134
Credit Suisse USA LLC, 7.13%, 07/15/32	105	118,309
Discover Financial Services
4.10%, 02/09/27	204	201,522
6.70%, 11/29/32	140	151,714
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(c)	185	214,441
Eaton Vance Corp., 3.50%, 04/06/27	95	93,109
Enact Holdings Inc., 6.25%, 05/28/29	130	133,830
Franklin Resources Inc., 1.60%, 10/30/30	180	152,047
Intercontinental Exchange Inc.
1.85%, 09/15/32	335	271,200
2.10%, 06/15/30	371	326,901
3.10%, 09/15/27	85	82,330
3.63%, 09/01/28	40	38,828
3.75%, 09/21/28	125	121,810
4.00%, 09/15/27	300	296,819
4.35%, 06/15/29	250	248,023
4.60%, 03/15/33	320	312,543
5.25%, 06/15/31	155	159,223
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(a)	80	78,136
Jefferies Financial Group Inc.
2.63%, 10/15/31	200	171,393
2.75%, 10/15/32	155	129,323
4.15%, 01/23/30	295	283,319
4.85%, 01/15/27	200	200,138
5.88%, 07/21/28	220	226,534
6.20%, 04/14/34	290	301,242
6.45%, 06/08/27	100	103,601
Lazard Group LLC
3.63%, 03/01/27	80	78,367
4.38%, 03/11/29	89	87,616
4.50%, 09/19/28	115	113,759
6.00%, 03/15/31	100	104,230
Legg Mason Inc., 4.75%, 03/15/26	118	118,108
LPL Holdings Inc.
5.70%, 05/20/27	70	71,212
6.00%, 05/20/34	125	128,232
6.75%, 11/17/28	140	148,103
Mastercard Inc.
1.90%, 03/15/31	150	129,905
2.00%, 11/18/31	165	140,569
2.95%, 11/21/26	183	179,367
2.95%, 06/01/29	240	226,708
3.30%, 03/26/27	245	240,409
3.35%, 03/26/30	352	333,280
3.50%, 02/26/28	155	152,068
4.10%, 01/15/28	75	74,755
57
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.35%, 01/15/32	$115	$112,797
4.55%, 03/15/28	35	35,293
4.55%, 01/15/35	70	68,317
4.85%, 03/09/33	190	191,104
4.88%, 03/09/28	190	193,087
4.88%, 05/09/34	235	235,635
4.95%, 03/15/32	100	101,436
Nasdaq Inc.
1.65%, 01/15/31	205	173,094
3.85%, 06/30/26	70	69,457
5.35%, 06/28/28	245	250,604
5.55%, 02/15/34	268	277,624
Nomura Holdings Inc.
1.65%, 07/14/26	225	216,222
2.17%, 07/14/28	215	197,583
2.33%, 01/22/27	200	191,428
2.61%, 07/14/31	230	199,526
2.68%, 07/16/30	235	209,735
2.71%, 01/22/29	120	110,922
3.00%, 01/22/32	205	179,894
3.10%, 01/16/30	260	239,786
5.39%, 07/06/27	205	207,823
5.59%, 07/02/27	205	208,721
5.61%, 07/06/29	205	210,782
5.78%, 07/03/34	205	211,793
6.07%, 07/12/28	200	207,768
6.09%, 07/12/33	210	222,588
6.18%, 01/18/33	30	31,804
ORIX Corp.
2.25%, 03/09/31	60	51,839
3.70%, 07/18/27	75	73,534
4.00%, 04/13/32	112	105,699
4.65%, 09/10/29	75	74,887
5.00%, 09/13/27	197	199,089
5.20%, 09/13/32	122	123,980
5.40%, 02/25/35	100	101,841
Private Export Funding Corp., Series PP, 1.40%, 07/15/28	133	120,865
Radian Group Inc.
4.88%, 03/15/27	130	129,601
6.20%, 05/15/29	150	154,966
Raymond James Financial Inc., 4.65%, 04/01/30	204	203,781
Stifel Financial Corp., 4.00%, 05/15/30	155	148,340
Synchrony Financial
2.88%, 10/28/31	140	119,375
3.70%, 08/04/26	84	82,551
3.95%, 12/01/27	130	126,748
5.15%, 03/19/29	175	174,371
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(c)	105	107,152
TPG Operating Group II LP, 5.88%, 03/05/34	135	139,623
Visa Inc.
0.75%, 08/15/27	115	106,062
1.10%, 02/15/31	245	203,188
1.90%, 04/15/27	336	320,650
2.05%, 04/15/30	324	289,267
2.75%, 09/15/27	171	164,869
Voya Financial Inc.
3.65%, 06/15/26	75	74,041
4.70%, 01/23/48(c)	75	71,312
5.00%, 09/20/34	85	82,760
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co. (The)
1.35%, 03/15/26	$135	$130,192
2.75%, 03/15/31	85	73,479
		43,374,769
Electric — 2.0%
AEP Texas Inc.
3.95%, 06/01/28	130	127,068
4.70%, 05/15/32	135	131,416
5.40%, 06/01/33	100	100,610
5.45%, 05/15/29	125	128,085
5.70%, 05/15/34	90	91,845
Series I, 2.10%, 07/01/30	167	145,241
AEP Transmission Co. LLC
3.10%, 12/01/26	70	68,393
5.15%, 04/01/34	110	110,282
AES Corp. (The)
2.45%, 01/15/31(b)	215	184,149
5.45%, 06/01/28	235	239,089
Alabama Power Co.
3.05%, 03/15/32	60	53,581
3.75%, 09/01/27	95	93,473
3.94%, 09/01/32	125	117,849
5.85%, 11/15/33	85	89,711
Series 20-A, 1.45%, 09/15/30	140	118,613
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	65	65,409
Ameren Corp.
1.75%, 03/15/28	90	82,711
1.95%, 03/15/27	125	118,738
3.50%, 01/15/31	174	161,584
5.00%, 01/15/29	170	171,422
5.70%, 12/01/26	145	147,467
Ameren Illinois Co.
1.55%, 11/15/30	90	76,214
3.80%, 05/15/28	98	96,105
3.85%, 09/01/32	165	154,415
4.95%, 06/01/33	25	24,974
American Electric Power Co. Inc.
2.30%, 03/01/30	123	108,884
3.20%, 11/13/27	65	62,690
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	150	142,403
5.20%, 01/15/29	220	223,073
5.63%, 03/01/33	186	190,702
5.75%, 11/01/27	200	205,486
5.95%, 11/01/32	52	54,376
Series J, 4.30%, 12/01/28	124	122,451
Appalachian Power Co.
4.50%, 08/01/32	135	129,406
5.65%, 04/01/34	75	76,233
Series AA, 2.70%, 04/01/31	140	123,398
Series X, 3.30%, 06/01/27	10	9,722
Arizona Public Service Co.
2.20%, 12/15/31	95	79,996
2.60%, 08/15/29	129	118,095
2.95%, 09/15/27	65	62,428
5.55%, 08/01/33	60	60,999
5.70%, 08/15/34	95	97,312
6.35%, 12/15/32	100	106,825
Atlantic City Electric Co.
2.30%, 03/15/31	75	65,022
4.00%, 10/15/28	105	103,243
Schedule of Investments
58

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Avangrid Inc., 3.80%, 06/01/29	$192	$184,496
Baltimore Gas & Electric Co.
2.25%, 06/15/31	142	123,017
2.40%, 08/15/26	85	82,667
5.30%, 06/01/34	60	60,878
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	125	104,093
3.25%, 04/15/28	140	134,866
3.70%, 07/15/30	285	272,466
Black Hills Corp.
2.50%, 06/15/30	125	110,547
3.05%, 10/15/29	87	80,736
3.15%, 01/15/27	35	34,050
4.35%, 05/01/33	30	28,279
5.95%, 03/15/28	80	82,887
6.15%, 05/15/34	125	131,852
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	100	100,509
4.95%, 04/01/33	130	129,197
5.05%, 03/01/35	30	29,888
5.15%, 03/01/34	115	115,485
5.20%, 10/01/28	105	107,223
Series AA, 3.00%, 02/01/27	75	73,047
Series AE, 2.35%, 04/01/31	35	30,635
Series AG, 3.00%, 03/01/32	60	53,237
Series ai., 4.45%, 10/01/32	94	91,307
Series K2, 6.95%, 03/15/33	60	67,397
Series Z, 2.40%, 09/01/26	75	72,868
CenterPoint Energy Inc.
1.45%, 06/01/26	100	96,286
2.65%, 06/01/31	100	87,956
2.95%, 03/01/30	75	68,467
5.25%, 08/10/26	95	95,994
5.40%, 06/01/29	180	184,185
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(c)	50	51,188
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(c)	100	101,504
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	33	32,516
CMS Energy Corp.
3.00%, 05/15/26	85	83,393
3.45%, 08/15/27	65	63,443
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	50	43,992
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	100	94,635
Commonwealth Edison Co.
2.20%, 03/01/30	75	66,936
2.55%, 06/15/26	100	97,834
3.15%, 03/15/32	65	58,236
3.70%, 08/15/28	110	107,299
4.90%, 02/01/33	95	94,792
5.30%, 06/01/34	50	51,081
Series 122, 2.95%, 08/15/27	140	135,184
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	100	100,361
4.90%, 07/01/33	55	54,755
4.95%, 01/15/30	75	76,046
4.95%, 08/15/34	85	84,547
Series A, 2.05%, 07/01/31	90	76,680
Series A, 3.20%, 03/15/27	70	68,325
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	220	193,092
Security	Par (000)	Value
Electric (continued)
3.80%, 05/15/28	$80	$78,250
5.20%, 03/01/33	130	132,464
5.38%, 05/15/34	85	87,378
5.50%, 03/15/34	125	129,100
Series 20A, 3.35%, 04/01/30	135	127,252
Series B, 3.13%, 11/15/27	95	91,847
Series D, 4.00%, 12/01/28	116	114,190
Constellation Energy Generation LLC
5.60%, 03/01/28	125	128,220
5.80%, 03/01/33	145	150,209
6.13%, 01/15/34	105	110,852
Consumers Energy Co.
3.60%, 08/15/32	85	78,556
3.80%, 11/15/28	113	110,348
4.60%, 05/30/29	135	135,248
4.63%, 05/15/33	180	176,932
4.65%, 03/01/28	135	135,920
4.70%, 01/15/30	75	75,277
4.90%, 02/15/29	95	96,254
Dominion Energy Inc.
4.25%, 06/01/28	144	142,416
4.35%, 08/15/32	105	100,162
5.38%, 11/15/32	205	208,475
Series A, 1.45%, 04/15/26	120	115,981
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	150	155,371
Series B, 3.60%, 03/15/27	60	58,902
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	200	211,498
Series C, 2.25%, 08/15/31	175	148,195
Series C, 3.38%, 04/01/30	320	298,502
Series D, 2.85%, 08/15/26	102	99,594
Series E, 6.30%, 03/15/33	15	16,056
Series F, 5.25%, 08/01/33	130	129,888
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	40	40,826
6.63%, 02/01/32	65	71,405
Series 2025, 5.30%, 01/15/35	60	61,084
Series A, 2.30%, 12/01/31	100	85,927
DTE Electric Co.
2.25%, 03/01/30	140	125,147
4.85%, 12/01/26	80	80,773
5.20%, 04/01/33	140	142,095
5.20%, 03/01/34	115	116,531
Series A, 1.90%, 04/01/28	125	115,863
Series A, 3.00%, 03/01/32	128	114,734
Series C, 2.63%, 03/01/31	95	84,791
DTE Energy Co.
2.85%, 10/01/26	155	151,022
2.95%, 03/01/30	89	81,458
4.88%, 06/01/28	195	196,248
4.95%, 07/01/27	225	226,825
5.10%, 03/01/29	200	202,157
5.20%, 04/01/30	200	202,845
5.85%, 06/01/34	170	176,798
Series C, 3.40%, 06/15/29	124	117,393
Duke Energy Carolinas LLC
2.45%, 08/15/29	92	84,229
2.45%, 02/01/30	130	117,767
2.55%, 04/15/31	77	68,009
2.85%, 03/15/32	110	96,849
59
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.95%, 12/01/26	$130	$127,072
3.95%, 11/15/28	165	162,170
4.85%, 03/15/30	35	35,361
4.85%, 01/15/34	110	108,709
4.95%, 01/15/33	285	285,323
5.25%, 03/15/35	100	101,613
6.45%, 10/15/32	90	98,497
Series A, 6.00%, 12/01/28	40	41,981
Duke Energy Corp.
2.45%, 06/01/30	180	159,849
2.55%, 06/15/31	225	196,340
2.65%, 09/01/26	345	335,787
3.15%, 08/15/27	160	154,838
3.25%, 01/15/82, (5-year CMT + 2.321%)(c)	100	94,285
3.40%, 06/15/29	145	137,329
4.30%, 03/15/28	200	198,517
4.50%, 08/15/32	245	236,809
4.85%, 01/05/27	135	135,950
4.85%, 01/05/29	105	105,693
5.00%, 12/08/27	130	131,479
5.45%, 06/15/34	170	172,947
5.75%, 09/15/33	135	140,953
6.45%, 09/01/54, (5-year CMT + 2.588%)(c)	150	151,970
Duke Energy Florida LLC
1.75%, 06/15/30	100	86,292
2.40%, 12/15/31	130	112,352
2.50%, 12/01/29	185	168,634
3.20%, 01/15/27	55	53,898
3.80%, 07/15/28	163	159,907
5.88%, 11/15/33	140	148,331
Duke Energy Indiana LLC, 5.25%, 03/01/34	70	71,170
Duke Energy Ohio Inc.
2.13%, 06/01/30	120	105,364
3.65%, 02/01/29	100	96,800
5.25%, 04/01/33	80	81,422
Duke Energy Progress LLC
2.00%, 08/15/31	160	135,634
3.40%, 04/01/32	65	59,372
3.45%, 03/15/29	126	121,040
3.70%, 09/01/28	120	116,934
5.10%, 03/15/34	125	126,176
5.25%, 03/15/33	110	111,987
Edison International
4.13%, 03/15/28	117	111,410
5.25%, 11/15/28	130	126,839
5.25%, 03/15/32(b)	40	37,907
5.45%, 06/15/29(b)	120	117,386
5.75%, 06/15/27(b)	132	132,247
6.95%, 11/15/29(b)	115	118,660
Emera U.S. Finance LP
2.64%, 06/15/31	100	86,741
3.55%, 06/15/26	180	177,283
Enel Americas SA, 4.00%, 10/25/26	140	138,095
Enel Chile SA, 4.88%, 06/12/28	250	248,406
Entergy Arkansas LLC
3.50%, 04/01/26	181	179,421
4.00%, 06/01/28	89	87,609
5.15%, 01/15/33	128	129,770
5.30%, 09/15/33	100	102,452
5.45%, 06/01/34	75	77,008
Security	Par (000)	Value
Electric (continued)
Entergy Corp.
1.90%, 06/15/28	$85	$77,904
2.40%, 06/15/31	95	81,840
2.80%, 06/15/30	120	108,626
2.95%, 09/01/26	162	158,208
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	230	235,254
Entergy Louisiana LLC
1.60%, 12/15/30	90	75,690
2.35%, 06/15/32	70	59,399
2.40%, 10/01/26	105	101,758
3.05%, 06/01/31	97	88,211
3.12%, 09/01/27	80	77,492
3.25%, 04/01/28	130	125,080
4.00%, 03/15/33	150	140,171
5.15%, 09/15/34	155	155,015
5.35%, 03/15/34	110	111,973
Entergy Mississippi LLC
2.85%, 06/01/28	110	104,433
5.00%, 09/01/33	50	49,870
Entergy Texas Inc.
1.75%, 03/15/31	170	143,853
4.00%, 03/30/29	88	86,381
5.25%, 04/15/35	100	100,728
Evergy Inc., 2.90%, 09/15/29	185	170,606
Evergy Kansas Central Inc.
2.55%, 07/01/26	105	102,520
3.10%, 04/01/27	100	97,354
5.90%, 11/15/33	90	94,879
Evergy Metro Inc.
4.95%, 04/15/33	5	4,963
5.40%, 04/01/34	80	81,569
Series 2020, 2.25%, 06/01/30	80	70,850
Eversource Energy
2.55%, 03/15/31	85	74,013
2.90%, 03/01/27	155	149,747
3.38%, 03/01/32	145	129,329
4.60%, 07/01/27	110	109,782
4.75%, 05/15/26	30	30,039
5.00%, 01/01/27	75	75,397
5.13%, 05/15/33	160	158,281
5.45%, 03/01/28	210	214,256
5.50%, 01/01/34	130	130,708
5.85%, 04/15/31	140	145,462
5.95%, 02/01/29	165	171,386
5.95%, 07/15/34	145	150,911
Series M, 3.30%, 01/15/28	100	96,419
Series O, 4.25%, 04/01/29	125	122,105
Series R, 1.65%, 08/15/30	139	117,582
Series U, 1.40%, 08/15/26	100	95,417
Exelon Corp.
2.75%, 03/15/27	115	110,800
3.35%, 03/15/32	155	139,639
3.40%, 04/15/26	192	189,658
4.05%, 04/15/30	274	264,947
5.13%, 03/15/31	100	101,209
5.15%, 03/15/28	170	172,287
5.15%, 03/15/29	55	55,839
5.30%, 03/15/33	200	203,135
5.45%, 03/15/34	145	147,617
FirstEnergy Corp.
2.65%, 03/01/30	110	99,087
Schedule of Investments
60

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 2.25%, 09/01/30	$65	$56,660
Series B, 3.90%, 07/15/27	325	318,832
FirstEnergy Transmission LLC, 4.55%, 01/15/30	40	39,611
Florida Power & Light Co.
2.45%, 02/03/32	330	284,345
4.40%, 05/15/28	185	185,091
4.45%, 05/15/26	100	100,245
4.63%, 05/15/30	125	125,594
4.80%, 05/15/33	130	128,956
5.00%, 08/01/34	70	70,375
5.05%, 04/01/28	235	239,505
5.10%, 04/01/33	145	146,872
5.15%, 06/15/29	180	184,581
5.30%, 06/15/34	235	240,800
5.63%, 04/01/34	100	105,101
Series A, 3.30%, 05/30/27	80	78,074
Fortis Inc./Canada, 3.06%, 10/04/26	250	243,846
Georgia Power Co.
3.25%, 04/01/26	110	108,614
3.25%, 03/30/27	102	99,624
4.55%, 03/15/30	135	134,408
4.65%, 05/16/28	165	165,736
4.70%, 05/15/32	125	123,324
4.85%, 03/15/31	125	125,501
4.95%, 05/17/33	225	223,652
5.00%, 02/23/27	95	96,056
5.20%, 03/15/35	125	125,688
5.25%, 03/15/34	215	217,801
Series B, 2.65%, 09/15/29	144	132,525
Idaho Power Co., 5.20%, 08/15/34	65	65,710
Indiana Michigan Power Co., 3.85%, 05/15/28	30	29,346
Interstate Power & Light Co.
2.30%, 06/01/30	55	48,501
3.60%, 04/01/29	20	19,281
4.10%, 09/26/28	140	137,701
5.70%, 10/15/33	85	88,411
Interstate Power and Light Co., 4.95%, 09/30/34	50	49,111
IPALCO Enterprises Inc.
4.25%, 05/01/30	112	107,066
5.75%, 04/01/34	75	76,710
ITC Holdings Corp.
3.25%, 06/30/26	115	112,870
3.35%, 11/15/27	105	101,635
Jersey Central Power & Light Co., 5.10%, 01/15/35(a)	175	173,555
Kentucky Utilities Co., 5.45%, 04/15/33	70	71,970
Louisville Gas & Electric Co., 5.45%, 04/15/33	80	82,123
MidAmerican Energy Co.
3.10%, 05/01/27	68	66,245
3.65%, 04/15/29	219	211,675
5.35%, 01/15/34	120	123,281
6.75%, 12/30/31	25	27,928
Mississippi Power Co., 3.95%, 03/30/28	82	80,893
National Grid PLC
5.42%, 01/11/34	155	156,752
5.60%, 06/12/28	15	15,413
5.81%, 06/12/33	185	190,960
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	60	57,418
1.35%, 03/15/31	110	90,100
1.65%, 06/15/31	45	37,385
Security	Par (000)	Value
Electric (continued)
2.40%, 03/15/30	$130	$116,892
2.75%, 04/15/32	70	61,335
3.05%, 04/25/27	133	129,264
3.40%, 02/07/28	90	87,333
3.70%, 03/15/29	115	111,360
3.90%, 11/01/28	100	97,771
4.02%, 11/01/32	150	141,777
4.12%, 09/16/27	65	64,476
4.15%, 12/15/32	110	104,644
4.45%, 03/13/26	75	75,003
4.75%, 02/07/28	25	25,211
4.80%, 02/05/27	110	110,832
4.80%, 03/15/28	145	146,259
4.85%, 02/07/29	110	110,838
4.95%, 02/07/30	35	35,424
5.00%, 02/07/31	110	111,738
5.00%, 08/15/34	85	84,467
5.05%, 09/15/28	95	96,523
5.10%, 05/06/27	60	60,743
5.15%, 06/15/29	115	117,326
5.60%, 11/13/26	110	111,990
5.80%, 01/15/33	165	172,787
Series C, 8.00%, 03/01/32	65	76,940
Nevada Power Co.
Series CC, 3.70%, 05/01/29	107	103,572
Series DD, 2.40%, 05/01/30	87	78,054
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	235	223,923
1.90%, 06/15/28	340	312,325
2.25%, 06/01/30	436	383,820
2.44%, 01/15/32	215	183,488
2.75%, 11/01/29	224	205,788
3.50%, 04/01/29	113	108,049
3.55%, 05/01/27	346	338,915
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	50	47,814
4.63%, 07/15/27	280	280,914
4.80%, 12/01/77(c)	105	101,392
4.85%, 02/04/28	120	121,061
4.90%, 02/28/28	220	222,007
4.90%, 03/15/29	205	206,574
5.00%, 02/28/30	120	121,572
5.00%, 07/15/32	230	229,974
5.05%, 03/15/30	150	151,593
5.05%, 02/28/33	220	219,601
5.25%, 03/15/34	230	230,849
5.30%, 03/15/32	125	126,838
5.45%, 03/15/35	150	151,749
5.65%, 05/01/79(c)	90	88,423
6.70%, 09/01/54, (5-year CMT + 2.364%)(c)	200	203,521
6.75%, 06/15/54, (5-year CMT + 2.457%)(c)	255	262,196
Northern States Power Co./MN, 2.25%, 04/01/31	157	136,820
NSTAR Electric Co.
1.95%, 08/15/31	45	38,043
3.20%, 05/15/27	190	184,954
3.25%, 05/15/29	100	94,532
3.95%, 04/01/30	45	43,616
4.85%, 03/01/30	75	75,316
5.20%, 03/01/35	75	75,226
5.40%, 06/01/34	110	112,480
OGE Energy Corp., 5.45%, 05/15/29	90	92,232
61
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ohio Power Co.
5.00%, 06/01/33	$45	$44,344
5.65%, 06/01/34	70	71,314
Series P, 2.60%, 04/01/30	75	67,597
Series Q, 1.63%, 01/15/31	55	45,863
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	70	65,442
3.30%, 03/15/30	40	37,431
3.80%, 08/15/28	95	92,859
5.40%, 01/15/33	135	138,702
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	190	173,178
3.70%, 11/15/28	120	116,444
4.15%, 06/01/32	120	114,103
4.30%, 05/15/28	30	29,850
4.55%, 09/15/32	145	141,396
4.65%, 11/01/29	130	129,901
5.65%, 11/15/33	200	208,307
5.75%, 03/15/29	100	104,061
7.00%, 05/01/32	55	61,539
7.25%, 01/15/33	15	17,103
Pacific Gas and Electric Co.
2.10%, 08/01/27	202	188,595
2.50%, 02/01/31	428	368,159
2.95%, 03/01/26	130	127,627
3.00%, 06/15/28	185	173,679
3.25%, 06/01/31	227	203,104
3.30%, 03/15/27	96	93,145
3.30%, 12/01/27	240	228,711
3.75%, 07/01/28	210	201,623
4.20%, 03/01/29	75	72,568
4.40%, 03/01/32	120	112,449
4.55%, 07/01/30	635	614,487
4.65%, 08/01/28	100	98,410
5.45%, 06/15/27	100	101,030
5.55%, 05/15/29	185	187,912
5.70%, 03/01/35	100	101,286
5.80%, 05/15/34	235	239,229
5.90%, 06/15/32	148	151,593
6.10%, 01/15/29	170	175,289
6.15%, 01/15/33	150	155,174
6.40%, 06/15/33	260	274,417
6.95%, 03/15/34	135	147,496
PacifiCorp
2.70%, 09/15/30	110	98,252
3.50%, 06/15/29	93	88,817
5.10%, 02/15/29	120	121,733
5.30%, 02/15/31	160	162,733
5.45%, 02/15/34	240	242,031
7.70%, 11/15/31	40	46,152
PECO Energy Co., 4.90%, 06/15/33	161	160,617
Potomac Electric Power Co., 5.20%, 03/15/34	75	75,665
PPL Capital Funding Inc.
3.10%, 05/15/26	152	149,331
4.13%, 04/15/30	35	33,883
5.25%, 09/01/34	160	159,813
PPL Electric Utilities Corp.
4.85%, 02/15/34	115	114,316
5.00%, 05/15/33	200	201,587
Security	Par (000)	Value
Electric (continued)
Progress Energy Inc.
7.00%, 10/30/31	$65	$72,872
7.75%, 03/01/31	145	165,771
Public Service Co. of Colorado
1.88%, 06/15/31	160	134,501
3.70%, 06/15/28	107	104,405
4.10%, 06/01/32	55	52,370
5.35%, 05/15/34	120	121,721
Series 35, 1.90%, 01/15/31	95	81,075
Public Service Co. of New Hampshire
5.35%, 10/01/33	160	163,463
Series V, 2.20%, 06/15/31	65	56,182
Public Service Co. of Oklahoma
5.20%, 01/15/35	200	197,308
5.25%, 01/15/33	130	130,453
Series J, 2.20%, 08/15/31	70	59,465
Public Service Electric & Gas Co.
0.95%, 03/15/26	115	111,156
1.90%, 08/15/31	110	93,084
2.25%, 09/15/26	81	78,551
2.45%, 01/15/30	55	49,919
3.00%, 05/15/27	130	126,349
3.10%, 03/15/32	80	72,115
3.20%, 05/15/29	85	80,783
3.65%, 09/01/28	110	107,047
3.70%, 05/01/28	127	124,287
4.65%, 03/15/33	155	153,246
4.85%, 08/01/34	90	89,262
4.90%, 12/15/32	105	105,471
5.00%, 03/01/35	50	50,295
5.20%, 08/01/33	10	10,167
5.20%, 03/01/34	130	132,350
Public Service Enterprise Group Inc.
1.60%, 08/15/30	170	144,217
2.45%, 11/15/31	100	85,785
5.20%, 04/01/29	115	117,177
5.45%, 04/01/34	100	101,281
5.85%, 11/15/27	85	87,696
5.88%, 10/15/28	80	83,289
6.13%, 10/15/33	105	111,097
Puget Energy Inc.
2.38%, 06/15/28	132	122,450
4.10%, 06/15/30	125	118,888
4.22%, 03/15/32	90	83,906
Puget Sound Energy Inc., 5.33%, 06/15/34	50	50,884
San Diego Gas & Electric Co.
2.50%, 05/15/26	150	146,535
4.95%, 08/15/28	135	136,467
Series VVV, 1.70%, 10/01/30	175	148,211
Series XXX, 3.00%, 03/15/32	105	91,833
Sempra
3.25%, 06/15/27	253	245,072
3.40%, 02/01/28	259	249,858
3.70%, 04/01/29	180	172,032
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	200	189,485
5.40%, 08/01/26	185	186,249
5.50%, 08/01/33	165	165,874
6.40%, 10/01/54, (5-year CMT + 2.632%)(c)	255	246,013
6.88%, 10/01/54, (5-year CMT + 2.789%)(c)	200	199,607
Sierra Pacific Power Co., 2.60%, 05/01/26	130	127,229
Schedule of Investments
62

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southern California Edison Co.
2.25%, 06/01/30	$110	$95,846
2.75%, 02/01/32	15	12,755
2.85%, 08/01/29	124	113,440
4.40%, 09/06/26	35	34,808
4.88%, 02/01/27	105	105,446
4.90%, 06/01/26	144	143,991
5.15%, 06/01/29	150	151,125
5.20%, 06/01/34	215	210,669
5.30%, 03/01/28	60	60,541
5.35%, 03/01/26	135	135,664
5.45%, 06/01/31	130	131,789
5.45%, 03/01/35	100	99,402
5.65%, 10/01/28	75	76,545
5.85%, 11/01/27	160	163,360
5.95%, 11/01/32	185	190,119
6.00%, 01/15/34	110	113,855
6.65%, 04/01/29	73	75,094
Series A, 4.20%, 03/01/29	139	134,871
Series B, 3.65%, 03/01/28	73	70,654
Series D, 4.70%, 06/01/27	120	119,455
Series G, 2.50%, 06/01/31	140	119,880
Southern Co. (The)
3.25%, 07/01/26	445	437,771
4.85%, 06/15/28	150	151,343
5.11%, 08/01/27	185	186,659
5.20%, 06/15/33	180	180,403
5.50%, 03/15/29	215	221,110
5.70%, 10/15/32	90	93,742
5.70%, 03/15/34	240	248,228
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	100	97,038
Series 21-B, 1.75%, 03/15/28	100	92,019
Series A, 3.70%, 04/30/30	234	222,453
Southwestern Electric Power Co.
5.30%, 04/01/33	75	75,365
Series K, 2.75%, 10/01/26	105	101,964
Series M, 4.10%, 09/15/28	145	142,346
Series N, 1.65%, 03/15/26	125	121,178
System Energy Resources Inc., 6.00%, 04/15/28	85	88,364
Tampa Electric Co.
2.40%, 03/15/31	85	74,639
4.90%, 03/01/29	105	105,974
Tucson Electric Power Co.
1.50%, 08/01/30	90	76,105
3.25%, 05/15/32	50	44,959
5.20%, 09/15/34	95	95,094
Union Electric Co.
2.15%, 03/15/32	130	109,552
2.95%, 06/15/27	80	77,425
2.95%, 03/15/30	131	120,971
3.50%, 03/15/29	123	118,313
5.20%, 04/01/34	145	146,479
Virginia Electric & Power Co.
2.30%, 11/15/31	115	98,837
2.40%, 03/30/32	65	55,532
5.00%, 04/01/33	200	198,467
5.00%, 01/15/34	125	123,688
5.05%, 08/15/34	135	133,972
5.30%, 08/15/33	60	60,737
Series A, 2.88%, 07/15/29	145	135,348
Security	Par (000)	Value
Electric (continued)
Series A, 3.50%, 03/15/27	$150	$147,236
Series A, 3.80%, 04/01/28	105	102,883
Series B, 2.95%, 11/15/26	105	102,484
Series B, 3.75%, 05/15/27	150	147,746
WEC Energy Group Inc.
1.38%, 10/15/27	85	78,345
1.80%, 10/15/30	31	26,481
2.20%, 12/15/28	135	123,688
4.75%, 01/15/28	130	130,624
5.15%, 10/01/27	95	96,269
5.60%, 09/12/26	53	53,838
Wisconsin Electric Power Co.
1.70%, 06/15/28	110	101,025
4.60%, 10/01/34	85	82,686
4.75%, 09/30/32	120	119,851
5.00%, 05/15/29	55	56,045
5.63%, 05/15/33	10	10,563
Wisconsin Power and Light Co.
1.95%, 09/16/31	110	92,478
3.00%, 07/01/29	65	60,792
3.05%, 10/15/27	75	72,374
3.95%, 09/01/32	120	113,290
4.95%, 04/01/33	50	49,632
5.38%, 03/30/34	55	55,988
Wisconsin Public Service Corp., 4.55%, 12/01/29	60	60,032
Xcel Energy Inc.
1.75%, 03/15/27	130	122,885
2.35%, 11/15/31	60	50,472
2.60%, 12/01/29	130	117,591
3.35%, 12/01/26	127	124,309
3.40%, 06/01/30	145	134,972
4.00%, 06/15/28	145	141,799
4.60%, 06/01/32	160	154,943
5.45%, 08/15/33	180	181,493
5.50%, 03/15/34	150	151,376
		66,371,698
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	80	69,195
Emerson Electric Co.
0.88%, 10/15/26	165	156,235
1.80%, 10/15/27	110	103,218
1.95%, 10/15/30	135	117,825
2.00%, 12/21/28	250	228,935
2.20%, 12/21/31	225	193,479
5.00%, 03/15/35	50	50,394
		919,281
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	80	75,925
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	80	77,825
5.41%, 07/01/32	80	81,389
5.60%, 05/29/34	100	101,632
Amphenol Corp.
2.20%, 09/15/31	125	107,214
2.80%, 02/15/30	235	215,868
4.35%, 06/01/29	145	143,833
4.75%, 03/30/26	75	75,127
5.05%, 04/05/27	140	141,721
5.05%, 04/05/29	90	91,731
5.25%, 04/05/34	105	107,013
63
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Arrow Electronics Inc.
2.95%, 02/15/32	$107	$92,345
3.88%, 01/12/28	115	111,932
5.15%, 08/21/29	105	105,652
5.88%, 04/10/34	100	101,788
Avnet Inc.
3.00%, 05/15/31	80	69,686
4.63%, 04/15/26	122	121,815
5.50%, 06/01/32	65	65,084
6.25%, 03/15/28	130	134,757
Flex Ltd.
4.88%, 06/15/29	155	154,356
4.88%, 05/12/30	150	148,717
5.25%, 01/15/32	110	109,896
6.00%, 01/15/28	70	72,104
Fortive Corp., 3.15%, 06/15/26	245	240,802
Honeywell International Inc.
1.10%, 03/01/27	235	220,269
1.75%, 09/01/31	364	304,705
1.95%, 06/01/30	230	202,414
2.50%, 11/01/26	315	305,808
2.70%, 08/15/29	195	181,415
4.25%, 01/15/29	140	138,988
4.50%, 01/15/34	220	212,956
4.65%, 07/30/27	185	185,980
4.70%, 02/01/30	185	185,821
4.75%, 02/01/32	165	164,777
4.88%, 09/01/29	120	122,008
4.95%, 02/15/28	95	96,597
4.95%, 09/01/31	120	121,993
5.00%, 02/15/33	310	312,335
Hubbell Inc.
2.30%, 03/15/31	50	43,510
3.15%, 08/15/27	100	96,641
3.35%, 03/01/26	130	128,311
3.50%, 02/15/28	130	125,931
Jabil Inc.
1.70%, 04/15/26	90	86,995
3.00%, 01/15/31	135	120,741
3.60%, 01/15/30	121	113,574
3.95%, 01/12/28	115	112,469
4.25%, 05/15/27	95	94,218
5.45%, 02/01/29	65	66,294
Keysight Technologies Inc.
3.00%, 10/30/29	127	117,416
4.60%, 04/06/27	159	159,074
4.95%, 10/15/34	135	132,698
TD SYNNEX Corp.
1.75%, 08/09/26	135	129,468
2.38%, 08/09/28	160	147,849
2.65%, 08/09/31	125	106,728
6.10%, 04/12/34	85	89,121
Trimble Inc.
4.90%, 06/15/28	160	160,626
6.10%, 03/15/33	170	179,406
Tyco Electronics Group SA
2.50%, 02/04/32	115	99,903
3.13%, 08/15/27	105	101,760
4.63%, 02/01/30	85	84,892
Vontier Corp.
1.80%, 04/01/26	140	135,391
Security	Par (000)	Value
Electronics (continued)
2.40%, 04/01/28	$110	$101,757
2.95%, 04/01/31	140	122,068
		8,361,119
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	120	123,747
6.35%, 08/18/28	135	141,648
MasTec Inc., 5.90%, 06/15/29	50	51,331
		316,726
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	850	829,712
4.05%, 03/15/29	320	304,029
4.28%, 03/15/32	1,050	942,337
		2,076,078
Environmental Control — 0.2%
Republic Services Inc.
1.45%, 02/15/31	135	111,947
1.75%, 02/15/32	50	41,157
2.30%, 03/01/30	154	138,147
2.38%, 03/15/33	140	116,261
2.90%, 07/01/26	90	88,327
3.38%, 11/15/27	165	160,688
3.95%, 05/15/28	176	173,292
4.88%, 04/01/29	130	131,287
5.00%, 11/15/29	90	91,350
5.00%, 12/15/33	105	105,257
5.00%, 04/01/34	100	100,068
5.20%, 11/15/34	105	106,611
Veralto Corp.
5.35%, 09/18/28	150	153,647
5.45%, 09/18/33	170	174,573
5.50%, 09/18/26	170	172,263
Waste Connections Inc.
2.20%, 01/15/32	80	67,585
2.60%, 02/01/30	149	135,558
3.20%, 06/01/32	150	133,980
3.50%, 05/01/29	112	107,555
4.20%, 01/15/33	175	165,919
4.25%, 12/01/28	120	118,846
5.00%, 03/01/34	140	139,566
Waste Management Inc.
1.15%, 03/15/28	70	63,711
1.50%, 03/15/31	60	50,213
2.00%, 06/01/29	120	108,695
3.15%, 11/15/27	210	203,600
3.88%, 01/15/29(a)	25	24,371
4.15%, 04/15/32	174	167,660
4.50%, 03/15/28	245	245,927
4.63%, 02/15/30	145	145,643
4.63%, 02/15/33	140	138,493
4.65%, 03/15/30	135	135,382
4.80%, 03/15/32	190	190,270
4.88%, 02/15/29	160	162,633
4.88%, 02/15/34	265	265,217
4.95%, 07/03/27	105	106,376
4.95%, 07/03/31	100	101,642
4.95%, 03/15/35	325	325,011
		5,168,728
Schedule of Investments
64

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	$75	$81,405
Conagra Brands Inc.
1.38%, 11/01/27	215	196,818
4.85%, 11/01/28	298	298,083
5.30%, 10/01/26	120	121,320
7.00%, 10/01/28	95	101,535
8.25%, 09/15/30	65	74,855
Flowers Foods Inc.
2.40%, 03/15/31	135	116,354
3.50%, 10/01/26	50	49,086
General Mills Inc.
2.25%, 10/14/31	130	110,946
2.88%, 04/15/30	175	160,073
3.20%, 02/10/27	107	104,433
4.20%, 04/17/28	290	287,092
4.70%, 01/30/27	125	125,434
4.88%, 01/30/30	115	115,399
4.95%, 03/29/33	195	193,920
5.25%, 01/30/35	100	100,778
5.50%, 10/17/28	120	123,564
Hershey Co. (The)
1.70%, 06/01/30	115	99,985
2.30%, 08/15/26	131	127,574
2.45%, 11/15/29	100	91,754
4.25%, 05/04/28	90	90,009
4.50%, 05/04/33	85	83,469
4.55%, 02/24/28(b)	40	40,335
4.75%, 02/24/30	100	101,130
4.95%, 02/24/32	100	101,313
5.10%, 02/24/35	100	101,468
Hormel Foods Corp.
1.70%, 06/03/28	185	169,745
1.80%, 06/11/30	235	204,260
4.80%, 03/30/27	100	100,819
Ingredion Inc.
2.90%, 06/01/30	150	136,986
3.20%, 10/01/26	125	122,311
J.M. Smucker Co. (The)
2.13%, 03/15/32	120	99,622
2.38%, 03/15/30	155	138,916
3.38%, 12/15/27	135	131,245
5.90%, 11/15/28	150	156,929
6.20%, 11/15/33	200	213,803
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	20	19,219
3.00%, 02/02/29	55	51,324
3.00%, 05/15/32	250	215,111
3.63%, 01/15/32	240	216,522
3.75%, 12/01/31	75	68,168
5.13%, 02/01/28	190	191,962
5.50%, 01/15/30	285	288,124
5.75%, 04/01/33	300	305,644
6.75%, 03/15/34	353	383,465
Kellanova
2.10%, 06/01/30	130	115,085
3.25%, 04/01/26	148	146,094
3.40%, 11/15/27	143	139,023
4.30%, 05/15/28	165	164,013
5.25%, 03/01/33	110	111,638
Series B, 7.45%, 04/01/31	95	107,529
Security	Par (000)	Value
Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26	$425	$416,856
3.75%, 04/01/30	175	167,215
3.88%, 05/15/27	290	286,156
4.25%, 03/01/31	95	92,170
4.63%, 01/30/29	100	100,150
5.20%, 03/15/32	100	101,381
5.40%, 03/15/35	100	101,567
6.75%, 03/15/32	65	71,616
Kroger Co. (The)
1.70%, 01/15/31	125	105,085
2.20%, 05/01/30	100	88,476
2.65%, 10/15/26	180	174,657
3.70%, 08/01/27	155	152,242
4.50%, 01/15/29	145	144,386
5.00%, 09/15/34	480	473,998
7.50%, 04/01/31	110	124,756
McCormick & Co. Inc./MD
1.85%, 02/15/31	125	105,494
2.50%, 04/15/30	130	116,505
3.40%, 08/15/27	187	182,371
4.70%, 10/15/34	100	95,939
4.95%, 04/15/33	135	134,341
Mondelez International Inc.
1.50%, 02/04/31	140	116,757
1.88%, 10/15/32(b)	80	65,783
2.63%, 03/17/27	120	115,661
2.75%, 04/13/30	147	133,684
3.00%, 03/17/32	209	185,626
4.13%, 05/07/28	150	148,402
4.75%, 02/20/29	100	100,703
4.75%, 08/28/34(b)	105	102,684
Pilgrim's Pride Corp.
3.50%, 03/01/32	230	203,739
4.25%, 04/15/31	195	184,016
6.25%, 07/01/33	245	255,727
6.88%, 05/15/34	35	38,162
Sysco Corp.
2.40%, 02/15/30	90	80,962
2.45%, 12/14/31	115	99,011
3.25%, 07/15/27	181	175,856
3.30%, 07/15/26	246	241,892
5.10%, 09/23/30	75	76,044
5.40%, 03/23/35	100	101,593
5.75%, 01/17/29	120	124,585
5.95%, 04/01/30	210	220,321
6.00%, 01/17/34	105	112,069
The Campbell's Co.
2.38%, 04/24/30	105	93,462
4.15%, 03/15/28	236	232,790
5.20%, 03/19/27	120	121,616
5.20%, 03/21/29	120	121,930
5.30%, 03/20/26	110	110,714
5.40%, 03/21/34	220	223,519
Tyson Foods Inc.
3.55%, 06/02/27	308	300,964
4.00%, 03/01/26	218	216,778
4.35%, 03/01/29	177	174,061
4.88%, 08/15/34	135	131,394
5.40%, 03/15/29	155	158,429
65
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.70%, 03/15/34	$140	$144,235
		15,344,219
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	40	38,858
Georgia-Pacific LLC
7.75%, 11/15/29	140	158,632
8.88%, 05/15/31	30	36,696
Suzano Austria GmbH
2.50%, 09/15/28	75	68,291
3.13%, 01/15/32	220	188,160
3.75%, 01/15/31	250	226,749
5.00%, 01/15/30	225	219,545
6.00%, 01/15/29	370	377,815
Suzano International Finance BV, 5.50%, 01/17/27	190	191,803
		1,506,549
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	182	152,587
2.63%, 09/15/29	172	159,022
3.00%, 06/15/27	220	213,580
5.45%, 10/15/32	25	26,015
5.90%, 11/15/33	145	153,788
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	207	176,613
4.00%, 04/01/28	85	83,474
4.40%, 07/01/32	60	57,683
5.25%, 03/01/28	210	213,720
5.40%, 03/01/33	145	147,891
5.40%, 07/01/34	90	91,411
National Fuel Gas Co.
2.95%, 03/01/31	120	105,413
3.95%, 09/15/27	65	63,600
4.75%, 09/01/28	90	89,489
5.50%, 10/01/26	80	80,885
5.50%, 03/15/30	55	55,766
5.95%, 03/15/35	35	35,824
NiSource Inc.
1.70%, 02/15/31	269	225,308
2.95%, 09/01/29	179	166,376
3.49%, 05/15/27	255	249,334
3.60%, 05/01/30	255	241,638
5.20%, 07/01/29	140	142,548
5.25%, 03/30/28	235	238,698
5.35%, 04/01/34	140	141,476
5.40%, 06/30/33	85	85,989
ONE Gas Inc.
2.00%, 05/15/30	70	61,438
4.25%, 09/01/32	50	48,000
5.10%, 04/01/29	50	50,896
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	65	56,683
3.50%, 06/01/29	142	135,488
5.40%, 06/15/33	75	76,215
Southern California Gas Co.
2.95%, 04/15/27	230	222,387
5.05%, 09/01/34	140	138,659
5.20%, 06/01/33	140	140,737
Series TT, 2.60%, 06/15/26	135	131,858
Series XX, 2.55%, 02/01/30	155	140,112
Security	Par (000)	Value
Gas (continued)
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	$120	$118,012
4.95%, 09/15/34	105	102,720
5.15%, 09/15/32	90	90,354
5.75%, 09/15/33	95	98,523
Series 2020-A, 1.75%, 01/15/31	158	132,931
Southwest Gas Corp.
2.20%, 06/15/30	117	102,616
3.70%, 04/01/28	85	82,689
4.05%, 03/15/32	145	136,031
5.45%, 03/23/28	95	96,854
5.80%, 12/01/27	75	77,151
Spire Inc., 5.30%, 03/01/26	50	50,275
Spire Missouri Inc.
4.80%, 02/15/33	35	34,875
Series 2034, 5.15%, 08/15/34	55	55,680
		5,779,312
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	65	57,185
4.63%, 06/15/28	95	94,815
Regal Rexnord Corp.
6.05%, 04/15/28	240	245,429
6.30%, 02/15/30	205	213,202
6.40%, 04/15/33	275	285,476
Snap-on Inc., 3.25%, 03/01/27	15	14,656
Stanley Black & Decker Inc.
2.30%, 03/15/30	200	176,623
3.00%, 05/15/32	135	118,500
3.40%, 03/01/26	90	88,992
4.25%, 11/15/28	130	128,471
6.00%, 03/06/28	95	98,888
6.27%, 03/06/26	25	25,003
		1,547,240
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	128	117,779
1.40%, 06/30/30(b)	86	74,052
3.75%, 11/30/26	430	426,744
Agilent Technologies Inc.
2.10%, 06/04/30	115	100,928
2.30%, 03/12/31	200	173,628
2.75%, 09/15/29	120	110,607
3.05%, 09/22/26	80	78,216
4.20%, 09/09/27	55	54,591
4.75%, 09/09/34	120	116,893
Baxter International Inc.
1.73%, 04/01/31	145	121,052
1.92%, 02/01/27	315	299,636
2.27%, 12/01/28	240	220,142
2.54%, 02/01/32	350	300,377
2.60%, 08/15/26	160	155,540
3.95%, 04/01/30	130	125,720
Boston Scientific Corp.
2.65%, 06/01/30	295	268,508
4.00%, 03/01/28	95	93,860
Dentsply Sirona Inc., 3.25%, 06/01/30	133	119,430
DH Europe Finance II SARL, 2.60%, 11/15/29	195	178,997
Edwards Lifesciences Corp., 4.30%, 06/15/28	149	147,467
Schedule of Investments
66

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
GE HealthCare Technologies Inc.
4.80%, 08/14/29	$120	$120,239
5.65%, 11/15/27	370	379,753
5.86%, 03/15/30	295	308,301
5.91%, 11/22/32	380	401,778
Medtronic Global Holdings SCA
4.25%, 03/30/28	223	222,385
4.50%, 03/30/33	235	229,730
Revvity Inc.
1.90%, 09/15/28	125	113,883
2.25%, 09/15/31	125	105,515
2.55%, 03/15/31	90	77,973
3.30%, 09/15/29	151	141,586
Smith & Nephew PLC
2.03%, 10/14/30	235	201,931
5.15%, 03/20/27	15	15,139
5.40%, 03/20/34	140	141,040
Solventum Corp.
5.40%, 03/01/29	250	255,128
5.45%, 02/25/27	240	243,764
5.45%, 03/13/31	205	210,238
5.60%, 03/23/34	365	373,879
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	175	154,793
Stryker Corp.
1.95%, 06/15/30	260	227,415
3.50%, 03/15/26	268	265,316
3.65%, 03/07/28	135	131,694
4.25%, 09/11/29	155	152,699
4.55%, 02/10/27	125	125,251
4.63%, 09/11/34	95	92,516
4.70%, 02/10/28	125	125,745
4.85%, 12/08/28	135	136,547
4.85%, 02/10/30	125	125,841
5.20%, 02/10/35	125	126,859
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	160	145,917
2.00%, 10/15/31	275	234,395
2.60%, 10/01/29	160	147,460
4.80%, 11/21/27	140	141,530
4.95%, 08/10/26	160	161,455
4.95%, 11/21/32	140	141,690
4.98%, 08/10/30	170	172,837
5.00%, 12/05/26	240	242,475
5.00%, 01/31/29	150	153,088
5.09%, 08/10/33	215	217,775
5.20%, 01/31/34	110	112,242
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	185	161,200
4.70%, 02/19/27	75	75,241
5.05%, 02/19/30	75	75,828
5.20%, 09/15/34(b)	85	85,058
5.35%, 12/01/28	115	117,405
5.50%, 02/19/35	75	76,846
		10,953,547
Health Care - Services — 0.8%
Adventist Health System/West
5.43%, 03/01/32	75	76,334
5.76%, 12/01/34	40	41,050
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	120	117,612
Ascension Health, Series B, 2.53%, 11/15/29	196	179,712
Security	Par (000)	Value
Health Care - Services (continued)
Banner Health
1.90%, 01/01/31	$85	$73,098
2.34%, 01/01/30	80	72,328
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	115	98,769
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	125	118,779
Series 2018, 4.30%, 07/01/28(b)	10	9,928
Series 20-2, 2.10%, 06/01/31	60	51,380
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	100	86,128
Centene Corp.
2.45%, 07/15/28	505	460,634
2.50%, 03/01/31	495	418,065
2.63%, 08/01/31	255	214,880
3.00%, 10/15/30	480	420,531
3.38%, 02/15/30	410	370,910
4.25%, 12/15/27	450	438,143
4.63%, 12/15/29	735	705,380
CHRISTUS Health, Series C, 4.34%, 07/01/28	20	19,792
Cigna Group (The)
1.25%, 03/15/26	98	94,727
2.38%, 03/15/31	325	282,648
2.40%, 03/15/30	313	280,204
3.05%, 10/15/27	135	130,443
3.40%, 03/01/27	275	269,298
4.38%, 10/15/28	845	838,414
5.00%, 05/15/29	190	192,274
5.13%, 05/15/31	160	162,013
5.25%, 02/15/34(b)	250	251,884
5.40%, 03/15/33	190	193,783
5.69%, 03/15/26	205	205,021
CommonSpirit Health
2.78%, 10/01/30	87	78,091
3.35%, 10/01/29	172	161,962
5.21%, 12/01/31	130	131,897
5.32%, 12/01/34	150	151,642
6.07%, 11/01/27	110	113,771
Elevance Health Inc.
2.25%, 05/15/30	249	220,672
2.55%, 03/15/31	235	206,773
2.88%, 09/15/29	199	184,355
3.65%, 12/01/27	380	372,049
4.10%, 03/01/28	210	207,334
4.10%, 05/15/32	130	122,878
4.50%, 10/30/26	120	120,132
4.75%, 02/15/30	150	150,521
4.75%, 02/15/33	275	269,212
4.95%, 11/01/31	180	180,065
5.15%, 06/15/29	140	142,630
5.20%, 02/15/35	185	185,032
5.38%, 06/15/34	200	202,669
5.50%, 10/15/32	110	113,318
5.95%, 12/15/34	10	10,542
HCA Inc.
2.38%, 07/15/31	235	200,144
3.13%, 03/15/27	230	223,032
3.38%, 03/15/29	115	108,513
3.50%, 09/01/30	615	571,063
3.63%, 03/15/32	417	376,899
4.13%, 06/15/29	422	409,415
67
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.50%, 02/15/27	$227	$226,084
5.00%, 03/01/28	40	40,328
5.20%, 06/01/28	160	161,792
5.25%, 06/15/26	425	426,707
5.25%, 03/01/30	70	70,824
5.38%, 09/01/26	225	226,348
5.45%, 04/01/31	210	213,596
5.45%, 09/15/34	275	273,871
5.50%, 03/01/32	220	222,980
5.50%, 06/01/33	275	277,480
5.60%, 04/01/34	260	262,197
5.63%, 09/01/28	335	342,136
5.75%, 03/01/35	300	305,840
5.88%, 02/01/29	230	237,076
Humana Inc.
1.35%, 02/03/27	225	211,307
2.15%, 02/03/32	135	110,586
3.13%, 08/15/29	110	102,325
3.70%, 03/23/29	155	148,305
3.95%, 03/15/27	125	123,227
4.88%, 04/01/30	130	129,523
5.38%, 04/15/31	190	191,787
5.75%, 03/01/28	160	164,349
5.75%, 12/01/28	105	108,197
5.88%, 03/01/33	190	194,840
5.95%, 03/15/34	170	174,996
ICON Investments Six DAC
5.85%, 05/08/29	200	206,162
6.00%, 05/08/34	70	72,125
IQVIA Inc.
5.70%, 05/15/28	100	102,358
6.25%, 02/01/29	295	308,259
Kaiser Foundation Hospitals, 3.15%, 05/01/27	166	161,777
Laboratory Corp. of America Holdings
1.55%, 06/01/26	125	120,534
2.70%, 06/01/31	100	88,078
2.95%, 12/01/29	81	74,665
3.60%, 09/01/27	133	130,017
4.35%, 04/01/30	160	156,850
4.55%, 04/01/32	110	107,063
4.80%, 10/01/34	140	135,872
OhioHealth Corp., 2.30%, 11/15/31	75	65,088
Piedmont Healthcare Inc., 2.04%, 01/01/32	70	58,401
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	60	61,192
Series 19A, 2.53%, 10/01/29	65	59,258
Series H, 2.75%, 10/01/26	70	68,068
Quest Diagnostics Inc.
2.80%, 06/30/31	115	102,231
2.95%, 06/30/30	215	196,995
3.45%, 06/01/26	127	125,407
4.20%, 06/30/29	100	98,379
4.60%, 12/15/27	110	110,296
4.63%, 12/15/29	125	124,425
5.00%, 12/15/34	190	187,892
6.40%, 11/30/33	165	179,955
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	66	64,304
SSM Health Care Corp.
4.89%, 06/01/28	65	65,557
Series A, 3.82%, 06/01/27	140	137,906
Security	Par (000)	Value
Health Care - Services (continued)
Stanford Health Care, Series 2020, 3.31%, 08/15/30	$45	$42,370
Sutter Health, Series 20A, 2.29%, 08/15/30	10	8,856
UnitedHealth Group Inc.
3.70%, 05/15/27	130	128,058
1.15%, 05/15/26	230	221,412
2.00%, 05/15/30	245	215,146
2.30%, 05/15/31	340	295,528
2.88%, 08/15/29	219	204,590
2.95%, 10/15/27	253	243,737
3.10%, 03/15/26	265	261,407
3.38%, 04/15/27	160	156,824
3.45%, 01/15/27	175	172,162
3.85%, 06/15/28	250	245,413
3.88%, 12/15/28	198	193,702
4.00%, 05/15/29	193	189,077
4.20%, 05/15/32	325	311,397
4.25%, 01/15/29	270	266,988
4.50%, 04/15/33	395	381,769
4.60%, 04/15/27	105	105,494
4.70%, 04/15/29	100	100,652
4.75%, 07/15/26	155	155,916
4.80%, 01/15/30	275	276,778
4.90%, 04/15/31	225	226,881
4.95%, 01/15/32	345	346,598
5.00%, 04/15/34	285	283,534
5.15%, 07/15/34	470	472,927
5.25%, 02/15/28	225	230,332
5.30%, 02/15/30	270	277,751
5.35%, 02/15/33	255	260,570
Universal Health Services Inc.
1.65%, 09/01/26	157	149,941
2.65%, 10/15/30	165	144,244
2.65%, 01/15/32	115	96,717
4.63%, 10/15/29	105	102,519
5.05%, 10/15/34	65	61,795
UPMC, 5.04%, 05/15/33	15	15,106
		27,250,779
Holding Companies - Diversified — 0.3%
Ameren Corp., 5.38%, 03/15/35	75	75,114
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)	75	78,509
6.90%, 04/13/29(a)	225	235,834
Ares Capital Corp.
2.15%, 07/15/26	220	212,223
2.88%, 06/15/27	125	119,549
2.88%, 06/15/28	285	266,283
3.20%, 11/15/31	165	144,490
5.88%, 03/01/29	220	224,726
5.95%, 07/15/29	185	189,383
7.00%, 01/15/27	200	206,996
Series ., 5.80%, 03/08/32	100	100,283
Ares Strategic Income Fund
5.60%, 02/15/30(a)	110	109,672
5.70%, 03/15/28(a)	85	85,615
6.20%, 03/21/32(a)	50	50,601
6.35%, 08/15/29(a)	165	169,608
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	95	91,223
2.95%, 03/10/26	30	29,328
Schedule of Investments
68

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Barings BDC Inc.
3.30%, 11/23/26	$35	$33,863
7.00%, 02/15/29	80	83,232
Blackstone Private Credit Fund
2.63%, 12/15/26	289	276,654
3.25%, 03/15/27	160	154,262
4.00%, 01/15/29	150	143,155
5.25%, 04/01/30(a)	10	9,869
5.60%, 11/22/29(a)	95	95,029
5.95%, 07/16/29	100	101,788
6.00%, 01/29/32	200	199,693
6.00%, 11/22/34(a)	100	98,452
6.25%, 01/25/31	105	107,953
7.30%, 11/27/28	115	122,707
Blackstone Secured Lending Fund
2.13%, 02/15/27	165	156,203
2.75%, 09/16/26	160	154,522
2.85%, 09/30/28	163	149,874
5.30%, 06/30/30	50	49,533
5.35%, 04/13/28	55	55,095
5.88%, 11/15/27	95	96,848
Blue Owl Capital Corp.
2.63%, 01/15/27	135	128,481
2.88%, 06/11/28	210	193,556
3.40%, 07/15/26	200	195,016
5.95%, 03/15/29	120	121,342
Blue Owl Capital Corp. II, 8.45%, 11/15/26	45	47,266
Blue Owl Capital Corp. III, 3.13%, 04/13/27	95	90,729
Blue Owl Credit Income Corp.
3.13%, 09/23/26	85	82,253
4.70%, 02/08/27	150	148,530
5.80%, 03/15/30(a)	210	209,463
6.60%, 09/15/29(a)	130	133,408
6.65%, 03/15/31	160	165,595
7.75%, 09/16/27	115	120,835
7.75%, 01/15/29	105	112,659
7.95%, 06/13/28	140	149,838
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	85	80,563
6.10%, 03/15/28(a)	45	45,327
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	160	164,656
Carlyle Secured Lending Inc., 6.75%, 02/18/30	5	5,163
Franklin BSP Capital Corp., 7.20%, 06/15/29(a)	70	72,762
FS KKR Capital Corp.
2.63%, 01/15/27	90	85,964
3.13%, 10/12/28	170	155,874
3.25%, 07/15/27	15	14,344
6.13%, 01/15/30	75	75,589
6.88%, 08/15/29	125	130,088
7.88%, 01/15/29	105	112,447
Goldman Sachs BDC Inc., 6.38%, 03/11/27	40	41,003
Golub Capital BDC Inc.
2.05%, 02/15/27	50	47,094
2.50%, 08/24/26	100	96,321
6.00%, 07/15/29	170	172,778
7.05%, 12/05/28	105	110,562
Golub Capital Private Credit Fund, 5.80%, 09/12/29(a)	100	99,938
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)	175	175,218
Security	Par (000)	Value
Holding Companies - Diversified (continued)
HPS Corporate Lending Fund
6.25%, 09/30/29	$100	$102,700
6.75%, 01/30/29(b)	110	114,328
Main Street Capital Corp.
3.00%, 07/14/26	110	106,719
6.50%, 06/04/27	110	112,489
6.95%, 03/01/29	70	73,454
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	55	54,478
6.15%, 05/17/29	85	86,446
New Mountain Finance Corp.
6.20%, 10/15/27	10	10,112
6.88%, 02/01/29	55	56,506
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	95	90,312
6.34%, 02/27/30	35	35,174
7.10%, 02/15/29	75	78,023
Oaktree Strategic Credit Fund
6.50%, 07/23/29	95	97,729
8.40%, 11/14/28	60	65,365
Sixth Street Lending Partners
5.75%, 01/15/30	105	104,693
6.50%, 03/11/29	155	160,059
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	70	67,777
5.63%, 08/15/30	50	50,027
6.13%, 03/01/29	85	86,912
6.95%, 08/14/28	25	26,183
		9,642,317
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	145	137,712
1.40%, 10/15/27	110	101,556
5.00%, 10/15/34	130	128,428
Lennar Corp.
4.75%, 11/29/27	160	160,280
5.00%, 06/15/27	90	90,525
5.25%, 06/01/26	125	125,501
MDC Holdings Inc.
2.50%, 01/15/31	97	84,562
3.85%, 01/15/30	80	75,884
Meritage Homes Corp.
5.13%, 06/06/27	30	30,094
5.65%, 03/15/35	50	49,926
NVR Inc., 3.00%, 05/15/30	200	182,055
PulteGroup Inc.
5.00%, 01/15/27	86	86,540
6.38%, 05/15/33	85	90,950
7.88%, 06/15/32	70	80,789
Toll Brothers Finance Corp.
3.80%, 11/01/29	112	106,747
4.35%, 02/15/28	65	64,195
4.88%, 03/15/27	90	90,142
		1,685,886
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	100	95,562
4.40%, 03/15/29	108	103,122
Whirlpool Corp.
2.40%, 05/15/31	48	40,316
69
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
4.70%, 05/14/32	$75	$70,642
4.75%, 02/26/29(b)	158	155,724
5.50%, 03/01/33	60	59,002
5.75%, 03/01/34(b)	65	64,186
		588,554
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	70	58,631
2.65%, 04/30/30	80	72,231
4.88%, 12/06/28	130	130,814
5.75%, 03/15/33	100	103,801
Church & Dwight Co. Inc.
2.30%, 12/15/31	115	98,793
3.15%, 08/01/27	120	116,821
5.60%, 11/15/32	115	120,076
Clorox Co. (The)
1.80%, 05/15/30	125	108,502
3.10%, 10/01/27	85	82,162
3.90%, 05/15/28	115	112,935
4.40%, 05/01/29	125	124,232
4.60%, 05/01/32	145	142,821
Kimberly-Clark Corp.
1.05%, 09/15/27	160	147,480
2.00%, 11/02/31	175	150,638
3.10%, 03/26/30	150	140,620
3.20%, 04/25/29	170	162,359
3.95%, 11/01/28	140	138,129
4.50%, 02/16/33	95	94,302
		2,105,347
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	80	94,198
Aegon Ltd., 5.50%, 04/11/48(c)	200	199,081
Aflac Inc.
1.13%, 03/15/26	135	130,413
2.88%, 10/15/26	74	72,174
3.60%, 04/01/30	185	176,478
Alleghany Corp., 3.63%, 05/15/30	150	143,219
Allstate Corp. (The)
1.45%, 12/15/30	145	120,549
3.28%, 12/15/26	197	192,946
5.05%, 06/24/29	80	81,154
5.25%, 03/30/33	165	167,353
5.35%, 06/01/33	25	25,420
American Financial Group Inc./OH, 5.25%, 04/02/30	5	5,124
American International Group Inc.
3.40%, 06/30/30	114	106,733
4.20%, 04/01/28	124	122,357
5.13%, 03/27/33	170	171,175
American National Group Inc.
5.00%, 06/15/27	125	124,840
5.75%, 10/01/29	10	10,102
Aon Corp.
2.80%, 05/15/30	249	226,866
3.75%, 05/02/29	156	150,656
4.50%, 12/15/28	117	116,622
8.21%, 01/01/27	45	47,517
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	115	97,593
2.60%, 12/02/31	90	78,274
2.85%, 05/28/27	195	188,484
Security	Par (000)	Value
Insurance (continued)
5.00%, 09/12/32	$92	$92,238
5.35%, 02/28/33	160	163,060
Aon North America Inc.
5.13%, 03/01/27	120	121,282
5.15%, 03/01/29	235	238,884
5.30%, 03/01/31	75	76,570
5.45%, 03/01/34	375	383,553
Arch Capital Finance LLC, 4.01%, 12/15/26	141	140,008
Arch Capital Group Ltd., 7.35%, 05/01/34	25	28,850
Arthur J Gallagher & Co.
2.40%, 11/09/31	90	76,941
4.60%, 12/15/27	120	120,144
4.85%, 12/15/29	50	50,207
5.00%, 02/15/32	85	84,841
5.15%, 02/15/35	85	84,592
5.45%, 07/15/34	95	96,564
5.50%, 03/02/33	15	15,356
6.50%, 02/15/34	120	130,939
Assurant Inc.
2.65%, 01/15/32	80	67,840
3.70%, 02/22/30	70	65,614
4.90%, 03/27/28	110	110,669
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(b)	120	108,181
6.13%, 09/15/28	35	36,694
Athene Holding Ltd.
3.50%, 01/15/31	150	138,849
4.13%, 01/12/28	210	207,073
5.88%, 01/15/34	140	143,633
6.15%, 04/03/30	134	141,059
6.65%, 02/01/33	75	80,406
AXA SA, 8.60%, 12/15/30	200	235,852
Axis Specialty Finance LLC, 3.90%, 07/15/29	99	95,238
Axis Specialty Finance PLC, 4.00%, 12/06/27	115	113,096
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	106	90,925
1.85%, 03/12/30	65	57,747
2.30%, 03/15/27	195	188,146
2.88%, 03/15/32	205	184,753
Berkshire Hathaway Inc., 3.13%, 03/15/26	562	555,535
Brighthouse Financial Inc.
3.70%, 06/22/27	70	68,402
5.63%, 05/15/30(b)	180	186,430
Brown & Brown Inc.
2.38%, 03/15/31	175	150,461
4.20%, 03/17/32	120	113,240
4.50%, 03/15/29	90	89,051
5.65%, 06/11/34	125	127,797
Chubb INA Holdings LLC
1.38%, 09/15/30	255	215,764
3.35%, 05/03/26	335	331,131
4.65%, 08/15/29	150	150,745
5.00%, 03/15/34	350	350,858
Cincinnati Financial Corp.
6.13%, 11/01/34	15	15,906
6.92%, 05/15/28	104	111,497
CNA Financial Corp.
2.05%, 08/15/30	160	139,006
3.45%, 08/15/27	155	151,094
3.90%, 05/01/29	156	151,185
4.50%, 03/01/26	100	99,765
Schedule of Investments
70

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.13%, 02/15/34	$105	$104,319
5.50%, 06/15/33	65	66,417
CNO Financial Group Inc.
5.25%, 05/30/29	140	140,454
6.45%, 06/15/34	150	158,681
Corebridge Financial Inc.
3.65%, 04/05/27	290	284,354
3.85%, 04/05/29	260	250,530
3.90%, 04/05/32	325	301,764
5.75%, 01/15/34	145	150,339
6.05%, 09/15/33	130	136,602
6.38%, 09/15/54, (5-year CMT + 2.646%)(c)	140	140,229
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	50	48,651
Enstar Group Ltd.
3.10%, 09/01/31	135	117,199
4.95%, 06/01/29	143	142,457
Equitable Holdings Inc.
4.35%, 04/20/28	365	360,735
5.59%, 01/11/33	120	123,545
Essent Group Ltd., 6.25%, 07/01/29	85	87,750
F&G Annuities & Life Inc.
6.25%, 10/04/34	80	79,873
6.50%, 06/04/29	120	123,615
7.40%, 01/13/28	125	131,048
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	80	72,828
4.63%, 04/29/30	140	137,947
4.85%, 04/17/28	199	199,216
5.63%, 08/16/32	220	225,935
6.00%, 12/07/33	95	99,525
Fidelity National Financial Inc.
2.45%, 03/15/31	130	112,120
3.40%, 06/15/30	115	105,977
4.50%, 08/15/28	150	148,442
First American Financial Corp.
2.40%, 08/15/31	150	126,290
4.00%, 05/15/30	90	85,372
5.45%, 09/30/34	85	84,043
Globe Life Inc.
2.15%, 08/15/30	125	107,837
4.55%, 09/15/28	170	169,239
4.80%, 06/15/32	60	58,981
5.85%, 09/15/34	65	66,597
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	104	91,383
4.50%, 04/15/26	140	139,730
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	145	134,435
Horace Mann Educators Corp., 7.25%, 09/15/28	75	80,883
Jackson Financial Inc.
3.13%, 11/23/31	95	83,228
5.17%, 06/08/27	95	95,973
5.67%, 06/08/32	85	86,885
Kemper Corp.
2.40%, 09/30/30	125	108,241
3.80%, 02/23/32	90	80,962
Lincoln National Corp.
3.05%, 01/15/30(b)	115	105,879
3.40%, 01/15/31	115	105,691
3.40%, 03/01/32	60	53,934
Security	Par (000)	Value
Insurance (continued)
3.63%, 12/12/26	$15	$14,760
3.80%, 03/01/28	140	136,583
5.85%, 03/15/34	60	62,177
Loews Corp.
3.20%, 05/15/30	170	158,608
3.75%, 04/01/26	125	124,160
Manulife Financial Corp.
2.48%, 05/19/27	110	105,428
3.70%, 03/16/32	155	144,708
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(c)	145	142,004
4.15%, 03/04/26	242	241,230
Markel Group Inc.
3.35%, 09/17/29	73	69,009
3.50%, 11/01/27	120	117,163
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	160	140,672
2.38%, 12/15/31	100	85,688
4.38%, 03/15/29	320	317,838
4.55%, 11/08/27	195	195,232
4.65%, 03/15/30	225	224,534
4.85%, 11/15/31	325	325,478
5.00%, 03/15/35	615	612,361
5.15%, 03/15/34	110	111,293
5.40%, 09/15/33	150	154,475
5.75%, 11/01/32	112	117,919
5.88%, 08/01/33	35	37,299
Mercury General Corp., 4.40%, 03/15/27	105	102,981
MetLife Inc.
4.55%, 03/23/30	264	263,750
5.30%, 12/15/34	65	66,216
5.38%, 07/15/33	178	183,720
6.38%, 06/15/34	140	153,824
6.50%, 12/15/32	95	105,408
MGIC Investment Corp., 5.25%, 08/15/28	45	44,473
Munich Re America Corp., Series B, 7.45%, 12/15/26	5	5,263
NMI Holdings Inc., 6.00%, 08/15/29	65	66,376
Old Republic International Corp.
3.88%, 08/26/26	137	135,411
5.75%, 03/28/34	95	97,472
PartnerRe Finance B LLC, 3.70%, 07/02/29	150	144,500
Primerica Inc., 2.80%, 11/19/31	155	134,774
Principal Financial Group Inc.
2.13%, 06/15/30	150	131,717
3.10%, 11/15/26	135	131,927
3.70%, 05/15/29	131	126,154
5.38%, 03/15/33	95	97,220
Progressive Corp. (The)
2.45%, 01/15/27	140	135,348
2.50%, 03/15/27	160	154,504
3.00%, 03/15/32	70	62,542
3.20%, 03/26/30	110	103,316
4.00%, 03/01/29	143	140,501
4.95%, 06/15/33	100	100,695
6.25%, 12/01/32	70	76,504
6.63%, 03/01/29	65	70,124
Prudential Financial Inc.
2.10%, 03/10/30(b)	115	102,821
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	125	112,120
3.88%, 03/27/28	107	105,242
71
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 09/15/47(c)	$110	$107,042
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	200	190,585
5.70%, 09/15/48(c)	210	209,547
5.75%, 07/15/33	120	127,327
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	215	215,044
6.50%, 03/15/54, (5-year CMT + 2.404%)(c)	205	210,464
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	120	125,198
Prudential Funding Asia PLC
3.13%, 04/14/30	251	232,848
3.63%, 03/24/32	95	87,823
Reinsurance Group of America Inc.
3.15%, 06/15/30	185	170,125
3.90%, 05/15/29	185	178,925
3.95%, 09/15/26	100	99,148
5.75%, 09/15/34	145	148,712
6.00%, 09/15/33	20	20,866
RenaissanceRe Finance Inc., 3.45%, 07/01/27	100	97,598
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	125	119,063
5.75%, 06/05/33	165	169,065
5.80%, 04/01/35	50	51,395
SiriusPoint Ltd., 7.00%, 04/05/29	70	73,022
Stewart Information Services Corp., 3.60%, 11/15/31	110	97,930
Travelers Property Casualty Corp., 6.38%, 03/15/33	45	50,050
Trinity Acquisition PLC, 4.40%, 03/15/26	155	154,462
Unum Group, 4.00%, 06/15/29	45	43,673
Willis North America Inc.
2.95%, 09/15/29	198	182,966
4.50%, 09/15/28	130	129,168
4.65%, 06/15/27	210	210,251
5.35%, 05/15/33	120	121,538
		26,160,491
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	345	300,498
3.40%, 12/06/27	545	530,740
4.50%, 11/28/34	40	38,421
Alphabet Inc.
0.80%, 08/15/27	255	235,149
1.10%, 08/15/30	415	351,189
2.00%, 08/15/26	458	444,054
Amazon.com Inc.
1.00%, 05/12/26	610	587,863
1.20%, 06/03/27	280	262,154
1.50%, 06/03/30	474	409,652
1.65%, 05/12/28	422	389,793
2.10%, 05/12/31	635	553,850
3.15%, 08/22/27	742	723,222
3.30%, 04/13/27	440	432,116
3.45%, 04/13/29	303	294,440
3.60%, 04/13/32	560	527,337
4.55%, 12/01/27	430	433,873
4.65%, 12/01/29	360	366,213
4.70%, 12/01/32	495	499,096
4.80%, 12/05/34	110	111,154
Baidu Inc.
3.43%, 04/07/30	50	47,184
3.63%, 07/06/27	200	196,410
4.38%, 03/29/28	55	54,658
4.88%, 11/14/28	50	50,447
Security	Par (000)	Value
Internet (continued)
Booking Holdings Inc.
3.55%, 03/15/28	$95	$92,687
3.60%, 06/01/26	248	245,767
4.63%, 04/13/30	344	344,949
eBay Inc.
1.40%, 05/10/26	165	159,205
2.60%, 05/10/31	170	149,820
2.70%, 03/11/30	180	163,680
3.60%, 06/05/27	226	221,504
5.95%, 11/22/27	45	46,587
6.30%, 11/22/32	100	108,343
Expedia Group Inc.
2.95%, 03/15/31	98	88,075
3.25%, 02/15/30	310	289,322
3.80%, 02/15/28	175	170,587
4.63%, 08/01/27	125	125,013
5.40%, 02/15/35	150	151,895
JD.com Inc., 3.38%, 01/14/30	200	189,279
Meta Platforms Inc.
3.50%, 08/15/27	550	541,231
3.85%, 08/15/32	635	600,702
4.30%, 08/15/29	230	229,655
4.55%, 08/15/31	235	235,408
4.60%, 05/15/28	315	318,238
4.75%, 08/15/34	525	522,998
4.80%, 05/15/30	225	229,496
4.95%, 05/15/33	375	380,901
Netflix Inc.
4.38%, 11/15/26	145	145,075
4.88%, 04/15/28	275	278,540
4.90%, 08/15/34	220	220,322
5.88%, 11/15/28	435	455,028
6.38%, 05/15/29	198	211,914
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	173,343
Uber Technologies Inc.
4.30%, 01/15/30	250	245,927
4.80%, 09/15/34	330	322,371
VeriSign Inc.
2.70%, 06/15/31	175	152,860
4.75%, 07/15/27	125	124,785
Weibo Corp., 3.38%, 07/08/30	205	189,841
		15,964,861
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	85	83,415
4.55%, 03/11/26	80	79,877
6.00%, 06/17/34	115	119,053
6.55%, 11/29/27	250	261,420
6.80%, 11/29/32(b)	200	216,528
Nucor Corp.
2.70%, 06/01/30	140	127,576
3.13%, 04/01/32	90	80,723
3.95%, 05/01/28	172	169,195
4.30%, 05/23/27	155	154,555
Reliance Inc., 2.15%, 08/15/30	70	60,996
Steel Dynamics Inc.
1.65%, 10/15/27	45	41,810
3.25%, 01/15/31	95	87,294
3.45%, 04/15/30	177	166,517
5.00%, 12/15/26	120	120,135
Schedule of Investments
72

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
5.38%, 08/15/34	$110	$111,638
Vale Overseas Ltd.
3.75%, 07/08/30	320	297,669
6.13%, 06/12/33	315	324,764
8.25%, 01/17/34(b)	135	161,321
		2,664,486
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	125	103,959
4.40%, 09/15/32(b)	95	87,885
Brunswick Corp./DE, 5.85%, 03/18/29	35	35,856
Polaris Inc., 6.95%, 03/15/29	90	95,139
		322,839
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	105	99,115
3.70%, 01/15/31	100	91,873
5.85%, 08/01/34	115	116,629
Hyatt Hotels Corp.
4.38%, 09/15/28	145	142,913
4.85%, 03/15/26	120	120,098
5.25%, 06/30/29	75	75,761
5.38%, 12/15/31	100	100,829
5.50%, 06/30/34	75	74,717
5.75%, 01/30/27	130	132,318
5.75%, 04/23/30	120	123,406
Las Vegas Sands Corp.
3.50%, 08/18/26	60	58,684
3.90%, 08/08/29	130	122,728
5.90%, 06/01/27	110	112,056
6.00%, 08/15/29	110	112,902
6.20%, 08/15/34	110	112,778
Marriott International Inc./MD
4.80%, 03/15/30	100	99,924
4.88%, 05/15/29	55	55,320
4.90%, 04/15/29	175	176,505
5.00%, 10/15/27	220	222,366
5.10%, 04/15/32	105	105,410
5.30%, 05/15/34	215	216,367
5.45%, 09/15/26	65	65,794
5.55%, 10/15/28	175	180,053
Series AA, 4.65%, 12/01/28	30	30,012
Series FF, 4.63%, 06/15/30	220	218,529
Series GG, 3.50%, 10/15/32	195	174,867
Series HH, 2.85%, 04/15/31	250	222,279
Series II, 2.75%, 10/15/33	70	58,623
Series R, 3.13%, 06/15/26	190	186,597
Series X, 4.00%, 04/15/28	75	73,684
Sands China Ltd.
2.30%, 03/08/27	50	47,206
2.85%, 03/08/29	207	187,636
3.25%, 08/08/31	180	156,982
4.38%, 06/18/30	50	47,423
5.40%, 08/08/28	315	316,322
		4,438,706
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	30	29,526
AGCO Corp.
5.45%, 03/21/27	115	116,591
5.80%, 03/21/34	140	142,127
Security	Par (000)	Value
Machinery (continued)
Caterpillar Financial Services Corp.
0.90%, 03/02/26	$165	$159,593
1.10%, 09/14/27	105	97,293
1.15%, 09/14/26	155	147,986
1.70%, 01/08/27	110	104,950
2.40%, 08/09/26	75	73,051
3.60%, 08/12/27	145	142,797
4.35%, 05/15/26	310	310,488
4.38%, 08/16/29	105	104,529
4.40%, 10/15/27	140	140,227
4.40%, 03/03/28	75	75,154
4.45%, 10/16/26	130	130,402
4.50%, 01/07/27(b)	50	50,267
4.50%, 01/08/27	125	125,556
4.60%, 11/15/27	135	136,014
4.70%, 11/15/29	150	151,458
4.80%, 01/08/30	50	50,748
4.85%, 02/27/29	135	136,958
5.00%, 05/14/27	130	131,899
Caterpillar Inc.
1.90%, 03/12/31	65	56,437
2.60%, 09/19/29	154	142,631
2.60%, 04/09/30	145	133,080
CNH Industrial Capital LLC
1.45%, 07/15/26	175	167,839
4.50%, 10/08/27	30	29,874
4.55%, 04/10/28	115	114,638
5.10%, 04/20/29	105	106,361
5.50%, 01/12/29	155	159,262
CNH Industrial NV, 3.85%, 11/15/27	117	114,578
Deere & Co.
3.10%, 04/15/30	120	112,363
5.38%, 10/16/29	115	120,094
5.45%, 01/16/35	150	156,195
7.13%, 03/03/31	115	130,536
Dover Corp., 2.95%, 11/04/29	95	88,217
Flowserve Corp.
2.80%, 01/15/32	120	103,673
3.50%, 10/01/30	125	115,979
IDEX Corp.
2.63%, 06/15/31	155	135,399
3.00%, 05/01/30	70	63,831
4.95%, 09/01/29	5	5,033
Ingersoll Rand Inc.
5.18%, 06/15/29	150	152,978
5.20%, 06/15/27	110	111,437
5.31%, 06/15/31	100	102,141
5.40%, 08/14/28	115	117,741
5.45%, 06/15/34	195	198,865
5.70%, 08/14/33	185	192,191
John Deere Capital Corp.
1.05%, 06/17/26	60	57,646
1.30%, 10/13/26	140	133,621
1.45%, 01/15/31	180	152,192
1.50%, 03/06/28	100	92,245
1.70%, 01/11/27	145	138,405
1.75%, 03/09/27	110	104,609
2.00%, 06/17/31	200	171,878
2.25%, 09/14/26	145	140,660
2.35%, 03/08/27	115	110,741
2.45%, 01/09/30	125	114,415
73
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
2.65%, 06/10/26	$115	$112,816
2.80%, 09/08/27	165	159,210
2.80%, 07/18/29	150	140,810
3.05%, 01/06/28	130	126,087
3.35%, 04/18/29	150	144,202
3.45%, 03/07/29	148	142,661
3.90%, 06/07/32	145	137,410
4.15%, 09/15/27	170	169,342
4.20%, 07/15/27	95	94,789
4.35%, 09/15/32	100	97,357
4.40%, 09/08/31	190	187,679
4.50%, 01/08/27	220	221,048
4.50%, 01/16/29	200	200,611
4.65%, 01/07/28	75	75,779
4.70%, 06/10/30	210	211,892
4.75%, 06/08/26	140	140,877
4.75%, 01/20/28	245	248,259
4.85%, 03/05/27	95	96,067
4.85%, 06/11/29	185	187,811
4.85%, 10/11/29	95	96,794
4.90%, 06/11/27	165	167,122
4.90%, 03/03/28	60	61,039
4.90%, 03/07/31	135	136,883
4.95%, 03/06/26	85	85,567
4.95%, 07/14/28	260	265,153
5.05%, 03/03/26	75	75,532
5.10%, 04/11/34	195	197,688
5.15%, 09/08/26	95	96,242
5.15%, 09/08/33	130	132,998
Series 1, 5.05%, 06/12/34	175	177,322
Nordson Corp.
4.50%, 12/15/29	100	98,333
5.60%, 09/15/28	60	61,676
5.80%, 09/15/33	105	110,221
nVent Finance SARL
2.75%, 11/15/31	75	64,600
4.55%, 04/15/28	113	112,325
5.65%, 05/15/33	95	96,280
Oshkosh Corp.
3.10%, 03/01/30	70	64,780
4.60%, 05/15/28	70	69,641
Otis Worldwide Corp.
2.29%, 04/05/27	140	133,772
2.57%, 02/15/30	334	301,985
5.13%, 11/19/31	35	35,470
5.25%, 08/16/28	190	194,353
Rockwell Automation Inc.
1.75%, 08/15/31	80	67,293
3.50%, 03/01/29	125	120,657
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	190	186,638
4.70%, 09/15/28	283	282,003
5.61%, 03/11/34	35	35,952
Xylem Inc./New York
1.95%, 01/30/28	155	144,830
2.25%, 01/30/31(b)	160	139,572
3.25%, 11/01/26	155	151,967
		13,564,794
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26	163	157,648
Security	Par (000)	Value
Manufacturing (continued)
2.38%, 08/26/29	$198	$180,560
2.88%, 10/15/27	226	217,538
3.05%, 04/15/30	142	132,439
3.38%, 03/01/29	176	168,879
3.63%, 09/14/28	143	139,624
Carlisle Companies Inc.
2.20%, 03/01/32	152	126,868
2.75%, 03/01/30	165	150,126
3.75%, 12/01/27	160	156,221
Eaton Corp.
3.10%, 09/15/27	185	179,534
4.00%, 11/02/32	140	132,722
4.15%, 03/15/33	290	276,928
4.35%, 05/18/28	60	59,897
Illinois Tool Works Inc., 2.65%, 11/15/26	270	263,642
Parker-Hannifin Corp.
3.25%, 03/01/27	162	158,607
3.25%, 06/14/29	249	236,169
4.20%, 11/21/34	10	9,467
4.25%, 09/15/27	270	268,761
4.50%, 09/15/29	195	194,643
Pentair Finance SARL
4.50%, 07/01/29	85	84,156
5.90%, 07/15/32	90	93,935
Teledyne Technologies Inc.
1.60%, 04/01/26	150	145,308
2.25%, 04/01/28	170	158,611
2.75%, 04/01/31	258	229,241
Textron Inc.
2.45%, 03/15/31	140	121,684
3.00%, 06/01/30	130	118,694
3.38%, 03/01/28	80	77,086
3.65%, 03/15/27	70	68,585
3.90%, 09/17/29	73	70,080
4.00%, 03/15/26	103	102,183
5.50%, 05/15/35	140	141,197
6.10%, 11/15/33	100	106,049
		4,727,082
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	285	255,818
2.30%, 02/01/32	210	169,841
2.80%, 04/01/31	365	315,447
3.75%, 02/15/28	201	194,321
4.20%, 03/15/28	295	288,440
4.40%, 04/01/33	210	191,065
5.05%, 03/30/29	248	246,238
6.10%, 06/01/29	305	314,767
6.15%, 11/10/26	260	265,233
6.55%, 06/01/34	340	351,907
6.65%, 02/01/34	165	171,709
Comcast Corp.
1.50%, 02/15/31	380	316,340
1.95%, 01/15/31	325	278,189
2.35%, 01/15/27	274	264,047
2.65%, 02/01/30	340	309,764
3.15%, 03/01/26	476	469,923
3.15%, 02/15/28	337	325,013
3.30%, 02/01/27	285	279,517
3.30%, 04/01/27	170	166,213
Schedule of Investments
74

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.40%, 04/01/30	$343	$323,200
3.55%, 05/01/28	213	207,104
4.15%, 10/15/28	841	830,167
4.20%, 08/15/34	260	243,288
4.25%, 10/15/30	318	311,366
4.25%, 01/15/33	272	258,313
4.55%, 01/15/29	225	225,402
4.65%, 02/15/33	295	288,662
4.80%, 05/15/33	252	248,405
5.10%, 06/01/29	165	168,495
5.30%, 06/01/34	215	218,614
5.35%, 11/15/27	180	184,261
5.50%, 11/15/32	270	279,945
7.05%, 03/15/33	140	158,578
Discovery Communications LLC
3.63%, 05/15/30	214	194,234
3.95%, 03/20/28	342	329,434
4.13%, 05/15/29	162	153,692
4.90%, 03/11/26	110	109,848
FactSet Research Systems Inc.
2.90%, 03/01/27	130	125,772
3.45%, 03/01/32	100	89,711
Fox Corp.
3.50%, 04/08/30	150	141,068
4.71%, 01/25/29	360	359,087
6.50%, 10/13/33	260	279,126
Grupo Televisa SAB, 8.50%, 03/11/32	70	77,628
Paramount Global
2.90%, 01/15/27	110	106,006
3.38%, 02/15/28	115	109,896
3.70%, 06/01/28	50	47,980
4.20%, 06/01/29	110	105,591
4.20%, 05/19/32	210	189,528
4.95%, 01/15/31	266	256,012
5.50%, 05/15/33	95	92,131
7.88%, 07/30/30	170	187,068
TCI Communications Inc., 7.13%, 02/15/28	80	85,811
Thomson Reuters Corp., 3.35%, 05/15/26	123	121,346
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	150	172,120
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	233	225,268
2.95%, 06/15/27	250	242,717
Series B, 7.00%, 03/01/32	70	79,540
Walt Disney Co. (The)
2.00%, 09/01/29	436	392,242
2.20%, 01/13/28	161	152,083
2.65%, 01/13/31	525	471,414
3.38%, 11/15/26	105	103,427
3.70%, 03/23/27	125	123,406
3.80%, 03/22/30	287	277,469
6.20%, 12/15/34	195	215,067
6.55%, 03/15/33	55	61,240
		14,796,554
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32	90	84,037
4.50%, 12/15/28	120	119,536
		203,573
Security	Par (000)	Value
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	$45	$42,209
3.75%, 10/01/30	200	183,063
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	310	312,836
4.90%, 02/28/33	155	154,726
5.00%, 02/21/30	195	197,702
5.10%, 09/08/28	115	117,117
5.13%, 02/21/32	175	177,278
5.25%, 09/08/26	210	212,660
5.25%, 09/08/30	185	190,238
5.25%, 09/08/33	320	326,146
5.30%, 02/21/35	225	228,582
6.42%, 03/01/26	70	71,289
Freeport-McMoRan Inc.
4.13%, 03/01/28	125	122,706
4.25%, 03/01/30	120	115,751
4.38%, 08/01/28	100	98,417
4.63%, 08/01/30	168	164,749
5.00%, 09/01/27	153	153,162
5.25%, 09/01/29	165	166,007
5.40%, 11/14/34	20	20,195
Kinross Gold Corp.
4.50%, 07/15/27	121	120,291
6.25%, 07/15/33	115	121,659
Newmont Corp.
2.25%, 10/01/30	249	219,079
2.60%, 07/15/32	240	207,324
2.80%, 10/01/29	176	163,061
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	65	60,732
5.35%, 03/15/34	185	188,327
Rio Tinto Alcan Inc.
6.13%, 12/15/33	70	75,090
7.25%, 03/15/31	110	123,340
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	145	156,603
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	265	267,357
Yamana Gold Inc., 2.63%, 08/15/31	139	119,346
		4,877,042
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	570	570,352
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	645	645,842
		1,216,194
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	172	165,894
3.25%, 02/15/29	90	84,266
3.28%, 12/01/28	120	113,438
3.57%, 12/01/31	225	203,670
4.25%, 04/01/28	160	156,946
5.10%, 03/01/30	60	60,009
5.55%, 08/22/34	110	109,872
		894,095
Oil & Gas — 0.8%
APA Corp.
4.25%, 01/15/30(a)	130	123,745
6.10%, 02/15/35(a)	50	50,477
BP Capital Markets America Inc.
1.75%, 08/10/30	235	202,786
75
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
2.72%, 01/12/32	$430	$376,948
3.02%, 01/16/27	210	204,854
3.12%, 05/04/26	235	231,715
3.54%, 04/06/27	120	117,905
3.59%, 04/14/27	138	135,721
3.63%, 04/06/30	274	261,005
3.94%, 09/21/28	235	230,385
4.23%, 11/06/28	341	337,525
4.70%, 04/10/29	205	206,004
4.81%, 02/13/33	480	473,731
4.87%, 11/25/29	175	177,060
4.89%, 09/11/33	315	310,964
4.97%, 10/17/29	200	203,281
4.99%, 04/10/34	215	213,603
5.02%, 11/17/27	225	228,333
5.23%, 11/17/34	410	413,710
BP Capital Markets PLC
3.28%, 09/19/27	330	320,905
3.72%, 11/28/28	228	221,715
Burlington Resources LLC, 7.20%, 08/15/31	60	67,880
Canadian Natural Resources Ltd.
2.95%, 07/15/30	125	112,689
3.85%, 06/01/27	283	278,267
5.00%, 12/15/29(a)	65	64,957
5.40%, 12/15/34(a)(b)	175	173,760
6.45%, 06/30/33	40	42,679
7.20%, 01/15/32	95	105,014
Cenovus Energy Inc.
2.65%, 01/15/32	135	114,144
4.25%, 04/15/27	95	94,092
Chevron Corp.
2.00%, 05/11/27	195	185,941
2.24%, 05/11/30	343	306,955
2.95%, 05/16/26	450	442,931
Chevron USA Inc.
1.02%, 08/12/27	195	180,585
3.25%, 10/15/29	150	142,741
3.85%, 01/15/28	162	160,944
4.41%, 02/26/27	60	60,233
4.48%, 02/26/28	150	150,767
4.69%, 04/15/30	150	151,172
4.82%, 04/15/32	150	151,209
4.98%, 04/15/35	150	151,296
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	250	235,846
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	199,638
ConocoPhillips Co.
4.70%, 01/15/30	320	321,831
4.85%, 01/15/32	155	154,864
5.00%, 01/15/35	325	322,744
5.05%, 09/15/33	215	216,526
5.90%, 10/15/32	105	111,865
6.95%, 04/15/29	139	151,718
Continental Resources Inc./OK, 4.38%, 01/15/28	215	211,845
Coterra Energy Inc.
3.90%, 05/15/27	170	167,113
4.38%, 03/15/29	103	101,211
5.40%, 02/15/35	25	24,767
5.60%, 03/15/34	110	111,330
Devon Energy Corp.
4.50%, 01/15/30	142	139,068
5.20%, 09/15/34	255	247,822
Security	Par (000)	Value
Oil & Gas (continued)
5.25%, 10/15/27	$115	$115,213
5.88%, 06/15/28	70	70,201
7.88%, 09/30/31	146	167,180
7.95%, 04/15/32	85	97,525
Diamondback Energy Inc.
3.13%, 03/24/31	162	146,696
3.25%, 12/01/26	191	186,867
3.50%, 12/01/29	227	214,517
5.15%, 01/30/30	210	212,984
5.20%, 04/18/27	205	207,676
5.40%, 04/18/34	300	301,519
6.25%, 03/15/33	185	195,988
Eni USA Inc., 7.30%, 11/15/27	109	115,993
EOG Resources Inc., 4.38%, 04/15/30	207	204,755
EQT Corp.
3.90%, 10/01/27	265	260,488
5.00%, 01/15/29	82	82,264
5.70%, 04/01/28	115	118,070
5.75%, 02/01/34	175	178,615
7.00%, 02/01/30	140	151,219
Equinor ASA
2.38%, 05/22/30	213	191,305
3.00%, 04/06/27	43	41,976
3.13%, 04/06/30	365	341,660
3.63%, 09/10/28	245	238,990
7.25%, 09/23/27	150	160,960
Expand Energy Corp., 5.70%, 01/15/35	200	201,863
Exxon Mobil Corp.
2.28%, 08/16/26	255	248,140
2.44%, 08/16/29(b)	314	291,231
2.61%, 10/15/30	470	425,925
3.04%, 03/01/26	535	528,220
3.29%, 03/19/27	192	188,780
3.48%, 03/19/30	327	313,133
Helmerich & Payne Inc.
2.90%, 09/29/31	130	110,814
4.85%, 12/01/29(a)(b)	25	24,477
5.50%, 12/01/34(a)	60	57,623
Hess Corp.
4.30%, 04/01/27	252	250,304
7.13%, 03/15/33	100	113,424
7.30%, 08/15/31	130	147,205
7.88%, 10/01/29	115	129,352
HF Sinclair Corp.
4.50%, 10/01/30	85	81,399
5.00%, 02/01/28	55	55,018
5.75%, 01/15/31	50	50,861
6.25%, 01/15/35	150	152,961
6.38%, 04/15/27	21	21,300
Marathon Petroleum Corp.
3.80%, 04/01/28	135	131,802
5.13%, 12/15/26	167	168,365
5.15%, 03/01/30	100	100,682
5.70%, 03/01/35	100	100,736
Occidental Petroleum Corp.
5.00%, 08/01/27	155	155,704
5.20%, 08/01/29	255	256,386
5.38%, 01/01/32	215	213,343
5.55%, 03/15/26	155	155,760
5.55%, 10/01/34(b)	225	222,276
6.13%, 01/01/31	255	264,574
Schedule of Investments
76

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.38%, 09/01/28	$90	$93,623
6.63%, 09/01/30	310	328,062
7.50%, 05/01/31	195	216,368
7.88%, 09/15/31	85	95,893
8.50%, 07/15/27	35	37,274
8.88%, 07/15/30	90	103,915
Ovintiv Inc.
5.65%, 05/15/28	150	153,776
6.25%, 07/15/33	145	151,102
6.50%, 08/15/34	115	121,350
7.20%, 11/01/31	20	21,835
7.38%, 11/01/31	100	110,287
8.13%, 09/15/30	80	90,679
Patterson-UTI Energy Inc.
3.95%, 02/01/28	60	58,106
5.15%, 11/15/29	75	74,201
7.15%, 10/01/33	80	84,772
Phillips 66
2.15%, 12/15/30	215	186,125
3.90%, 03/15/28	190	186,058
4.65%, 11/15/34	210	199,836
Phillips 66 Co.
3.15%, 12/15/29	130	121,268
3.55%, 10/01/26	135	133,076
3.75%, 03/01/28	105	102,621
4.95%, 12/01/27	185	186,943
5.25%, 06/15/31	225	228,813
5.30%, 06/30/33	205	206,636
Pioneer Natural Resources Co.
1.90%, 08/15/30	240	208,831
2.15%, 01/15/31	230	200,274
5.10%, 03/29/26	160	161,203
Shell Finance U.S. Inc.
2.38%, 11/07/29	248	226,502
2.75%, 04/06/30	320	293,625
Shell International Finance BV
2.38%, 11/07/29(b)	15	13,709
2.50%, 09/12/26	242	235,676
2.88%, 05/10/26	377	370,970
3.88%, 11/13/28	362	355,488
Suncor Energy Inc.
5.95%, 12/01/34	10	10,409
7.15%, 02/01/32	110	121,263
TotalEnergies Capital International SA
2.83%, 01/10/30	260	241,300
3.46%, 02/19/29	285	274,999
TotalEnergies Capital SA
3.88%, 10/11/28	237	232,943
4.72%, 09/10/34	190	186,642
5.15%, 04/05/34	225	227,371
Valero Energy Corp.
2.15%, 09/15/27	79	74,374
2.80%, 12/01/31	115	100,490
3.40%, 09/15/26	25	24,572
4.00%, 04/01/29	45	43,737
4.35%, 06/01/28	86	85,159
5.15%, 02/15/30	50	50,454
7.50%, 04/15/32	170	193,547
Woodside Finance Ltd., 5.10%, 09/12/34	235	230,676
		27,519,968
Security	Par (000)	Value
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	$161	$154,620
3.14%, 11/07/29	120	112,789
3.34%, 12/15/27	324	315,445
4.49%, 05/01/30	135	134,190
Halliburton Co., 2.92%, 03/01/30	255	234,153
NOV Inc., 3.60%, 12/01/29	132	124,606
Schlumberger Investment SA
2.65%, 06/26/30	295	268,525
4.50%, 05/15/28	80	80,241
4.85%, 05/15/33	80	79,527
5.00%, 06/01/34	100	99,954
		1,604,050
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26	160	158,121
4.50%, 05/15/28	75	74,542
5.63%, 05/26/33	130	134,155
Amcor Flexibles North America Inc.
2.63%, 06/19/30	117	104,239
2.69%, 05/25/31	180	158,409
Amcor Group Finance PLC, 5.45%, 05/23/29	60	61,251
AptarGroup Inc., 3.60%, 03/15/32	68	62,100
Berry Global Inc.
1.65%, 01/15/27	90	85,034
5.50%, 04/15/28	25	25,442
5.65%, 01/15/34	195	200,765
5.80%, 06/15/31	140	145,536
Packaging Corp. of America
3.00%, 12/15/29	127	117,605
3.40%, 12/15/27	130	126,081
5.70%, 12/01/33	85	87,958
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	70	71,237
5.44%, 04/03/34(a)	230	233,837
Sonoco Products Co.
2.25%, 02/01/27	70	66,861
2.85%, 02/01/32(b)	120	104,199
3.13%, 05/01/30	125	114,368
4.45%, 09/01/26	50	49,841
4.60%, 09/01/29	45	44,338
5.00%, 09/01/34(b)	155	150,173
WestRock MWV LLC
7.95%, 02/15/31	15	17,197
8.20%, 01/15/30	109	124,834
WRKCo Inc.
3.00%, 06/15/33	180	154,979
3.38%, 09/15/27	135	130,850
3.90%, 06/01/28	67	65,381
4.00%, 03/15/28	155	152,019
4.20%, 06/01/32	25	23,802
4.90%, 03/15/29	192	192,766
		3,237,920
Pharmaceuticals — 1.2%
AbbVie Inc.
2.95%, 11/21/26	895	874,605
3.20%, 05/14/26	405	399,478
3.20%, 11/21/29	1,146	1,079,165
4.25%, 11/14/28	388	386,024
77
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.65%, 03/15/28	$250	$251,530
4.80%, 03/15/27	490	493,897
4.80%, 03/15/29	540	545,716
4.88%, 03/15/30	250	253,051
4.95%, 03/15/31	300	304,767
5.05%, 03/15/34	655	661,301
5.20%, 03/15/35	255	260,314
Astrazeneca Finance LLC
1.20%, 05/28/26	325	313,286
1.75%, 05/28/28	295	271,852
2.25%, 05/28/31	149	130,040
4.80%, 02/26/27	300	303,017
4.85%, 02/26/29	265	268,546
4.88%, 03/03/28	240	243,603
4.88%, 03/03/33	120	120,761
4.90%, 03/03/30	145	147,370
4.90%, 02/26/31	225	228,743
5.00%, 02/26/34	330	334,017
AstraZeneca PLC
1.38%, 08/06/30	297	251,860
3.13%, 06/12/27	169	164,892
4.00%, 01/17/29	208	204,987
Becton Dickinson & Co.
1.96%, 02/11/31	240	204,707
2.82%, 05/20/30	113	102,895
3.70%, 06/06/27	369	362,281
4.30%, 08/22/32	105	100,611
4.69%, 02/13/28	170	170,727
4.87%, 02/08/29	25	25,145
5.08%, 06/07/29	170	172,521
5.11%, 02/08/34	155	155,095
Bristol-Myers Squibb Co.
1.13%, 11/13/27	250	230,309
1.45%, 11/13/30	265	224,088
2.95%, 03/15/32	410	365,092
3.20%, 06/15/26	429	423,269
3.25%, 02/27/27	125	122,624
3.40%, 07/26/29	520	497,045
3.45%, 11/15/27	130	127,361
3.90%, 02/20/28	295	291,736
4.90%, 02/22/27	150	151,675
4.90%, 02/22/29	380	385,658
5.10%, 02/22/31	280	286,410
5.20%, 02/22/34	545	555,330
5.75%, 02/01/31	230	242,771
5.90%, 11/15/33	195	208,334
Cardinal Health Inc.
3.41%, 06/15/27	270	263,283
4.70%, 11/15/26	60	60,181
5.00%, 11/15/29	65	65,464
5.13%, 02/15/29	90	91,184
5.35%, 11/15/34	225	226,496
5.45%, 02/15/34	60	61,085
Cencora Inc.
2.70%, 03/15/31	235	208,506
2.80%, 05/15/30	80	72,899
3.45%, 12/15/27	175	169,753
4.63%, 12/15/27	50	50,078
4.85%, 12/15/29	95	95,441
5.13%, 02/15/34	50	49,983
5.15%, 02/15/35	35	34,878
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
1.30%, 08/21/27	$472	$433,755
1.75%, 08/21/30	280	236,470
1.88%, 02/28/31	230	191,481
2.13%, 09/15/31	225	186,955
2.88%, 06/01/26	380	371,653
3.00%, 08/15/26	160	156,425
3.25%, 08/15/29	367	342,335
3.63%, 04/01/27	155	151,848
3.75%, 04/01/30	293	276,406
4.30%, 03/25/28	1,055	1,039,043
5.00%, 01/30/29	205	205,828
5.13%, 02/21/30	320	321,282
5.25%, 01/30/31	170	171,166
5.25%, 02/21/33	370	366,685
5.30%, 06/01/33	290	287,947
5.40%, 06/01/29	215	218,857
5.55%, 06/01/31	220	224,456
5.70%, 06/01/34(b)	240	244,908
6.25%, 06/01/27	70	72,223
Eli Lilly & Co.
3.10%, 05/15/27	109	106,503
3.38%, 03/15/29	215	207,440
4.15%, 08/14/27	140	139,946
4.20%, 08/14/29	220	218,366
4.50%, 02/09/27	280	281,589
4.50%, 02/09/29	225	226,413
4.55%, 02/12/28	150	151,179
4.60%, 08/14/34	245	241,726
4.70%, 02/27/33	225	225,333
4.70%, 02/09/34	340	336,859
4.75%, 02/12/30	150	151,972
4.90%, 02/12/32	150	152,261
5.10%, 02/12/35	150	153,244
5.50%, 03/15/27	110	112,908
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	385	379,474
5.38%, 04/15/34	75	78,204
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	225	215,780
Johnson & Johnson
1.30%, 09/01/30	305	260,680
2.45%, 03/01/26	412	405,054
2.90%, 01/15/28	297	287,226
2.95%, 03/03/27	270	263,795
4.38%, 12/05/33(b)	25	24,767
4.50%, 03/01/27	175	175,926
4.55%, 03/01/28	135	136,126
4.70%, 03/01/30	175	177,560
4.80%, 06/01/29	295	300,982
4.85%, 03/01/32	175	178,003
4.90%, 06/01/31	285	291,718
4.95%, 05/15/33	155	159,807
4.95%, 06/01/34(b)	240	245,671
5.00%, 03/01/35	175	178,911
6.95%, 09/01/29	75	83,431
McKesson Corp.
1.30%, 08/15/26	145	138,771
3.95%, 02/16/28	99	97,796
4.25%, 09/15/29	75	74,084
4.90%, 07/15/28	45	45,631
5.10%, 07/15/33	155	157,336
Schedule of Investments
78

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co. Inc.
1.45%, 06/24/30	$285	$243,893
1.70%, 06/10/27	375	354,877
1.90%, 12/10/28	230	210,507
2.15%, 12/10/31	445	381,566
3.40%, 03/07/29	395	380,846
4.05%, 05/17/28	95	94,710
4.30%, 05/17/30	160	158,789
4.50%, 05/17/33	420	413,031
6.50%, 12/01/33	35	39,302
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	95	100,200
Mylan Inc., 4.55%, 04/15/28	160	157,774
Novartis Capital Corp.
2.00%, 02/14/27	291	279,282
2.20%, 08/14/30	265	235,985
3.10%, 05/17/27	243	237,415
3.80%, 09/18/29	200	195,446
4.00%, 09/18/31	190	184,806
4.20%, 09/18/34	175	166,922
Pfizer Inc.
1.70%, 05/28/30	247	214,607
1.75%, 08/18/31	230	194,380
2.63%, 04/01/30	331	302,301
2.75%, 06/03/26	290	284,819
3.00%, 12/15/26	378	369,805
3.45%, 03/15/29	422	407,188
3.60%, 09/15/28(b)	210	205,599
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	650	650,687
4.45%, 05/19/28	810	811,121
4.65%, 05/19/30	210	210,748
4.75%, 05/19/33	1,070	1,059,297
Pharmacia LLC, 6.60%, 12/01/28	135	144,570
Sanofi SA, 3.63%, 06/19/28	245	239,888
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	46	45,204
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	550	484,953
5.00%, 11/26/28	382	386,514
5.30%, 07/05/34	200	203,529
Utah Acquisition Sub Inc., 3.95%, 06/15/26	369	364,831
Viatris Inc.
2.30%, 06/22/27	175	165,025
2.70%, 06/22/30	320	280,905
Wyeth LLC, 6.50%, 02/01/34	165	183,051
Zoetis Inc.
2.00%, 05/15/30	195	171,010
3.00%, 09/12/27	170	164,087
3.90%, 08/20/28	133	130,350
5.60%, 11/16/32	175	183,531
		39,603,283
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	120	109,280
3.60%, 09/01/32	94	84,148
4.45%, 07/15/27	105	104,185
4.80%, 05/03/29	125	125,323
5.63%, 08/01/34	115	116,219
5.95%, 06/01/26	155	156,983
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	$240	$228,246
5.13%, 06/30/27	277	279,385
Cheniere Energy Inc.
4.63%, 10/15/28	360	355,689
5.65%, 04/15/34	310	315,354
Cheniere Energy Partners LP
3.25%, 01/31/32	220	193,698
4.00%, 03/01/31	345	324,602
4.50%, 10/01/29	195	191,271
5.75%, 08/15/34	265	270,512
5.95%, 06/30/33	317	328,816
DCP Midstream Operating LP
3.25%, 02/15/32	105	91,779
5.13%, 05/15/29	135	136,108
5.63%, 07/15/27	115	117,251
8.13%, 08/16/30	90	103,250
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	75	77,787
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	109	101,328
Enbridge Inc.
1.60%, 10/04/26	150	143,189
2.50%, 08/01/33	265	217,100
3.13%, 11/15/29	215	199,942
3.70%, 07/15/27	200	196,110
4.25%, 12/01/26	72	71,599
5.25%, 04/05/27	125	126,611
5.30%, 04/05/29	175	178,053
5.63%, 04/05/34	250	255,410
5.70%, 03/08/33	505	520,060
5.90%, 11/15/26	195	198,999
6.00%, 11/15/28	160	166,716
6.20%, 11/15/30	185	196,292
7.20%, 06/27/54, (5-year CMT + 2.970%)(c)	110	113,661
7.38%, 03/15/55, (5-year CMT + 3.122%)(c)	75	77,673
Energy Transfer LP
3.75%, 05/15/30	365	345,219
3.90%, 07/15/26	100	99,001
4.00%, 10/01/27	165	162,290
4.15%, 09/15/29	100	97,248
4.20%, 04/15/27	112	111,029
4.40%, 03/15/27	162	161,343
4.95%, 05/15/28	192	193,395
4.95%, 06/15/28	239	240,555
5.25%, 04/15/29	311	315,552
5.25%, 07/01/29	215	218,210
5.50%, 06/01/27	248	251,785
5.55%, 02/15/28	175	179,116
5.55%, 05/15/34	240	242,102
5.60%, 09/01/34	270	273,425
5.75%, 02/15/33	325	334,564
6.05%, 12/01/26	235	240,257
6.10%, 12/01/28	110	114,824
6.40%, 12/01/30	205	218,670
6.55%, 12/01/33	330	355,855
EnLink Midstream LLC
5.38%, 06/01/29	110	111,704
5.65%, 09/01/34	115	116,342
EnLink Midstream Partners LP, 4.85%, 07/15/26	30	30,001
79
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enterprise Products Operating LLC
2.80%, 01/31/30	$295	$271,775
3.13%, 07/31/29	288	271,838
3.95%, 02/15/27	140	138,966
4.15%, 10/16/28	260	257,109
4.60%, 01/11/27	220	220,851
4.85%, 01/31/34	250	247,108
5.35%, 01/31/33	250	256,418
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(c)	112	110,269
Series D, 6.88%, 03/01/33	100	112,233
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(c)	100	98,560
Series H, 6.65%, 10/15/34	25	27,842
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	40	45,054
7.40%, 03/15/31	65	72,860
7.75%, 03/15/32	80	90,934
Kinder Morgan Inc.
1.75%, 11/15/26	125	119,333
2.00%, 02/15/31	182	155,376
4.30%, 03/01/28	285	282,576
4.80%, 02/01/33	195	189,123
5.00%, 02/01/29	225	226,513
5.10%, 08/01/29	140	141,719
5.20%, 06/01/33	350	347,740
5.30%, 12/01/34	165	163,765
5.40%, 02/01/34	210	210,967
7.75%, 01/15/32	230	263,412
7.80%, 08/01/31	105	120,091
MPLX LP
1.75%, 03/01/26	371	360,513
2.65%, 08/15/30	345	307,402
4.00%, 03/15/28	140	137,323
4.13%, 03/01/27	305	301,913
4.25%, 12/01/27	120	118,641
4.80%, 02/15/29	90	90,153
4.95%, 09/01/32	227	223,178
5.00%, 03/01/33	235	230,774
5.50%, 06/01/34	335	336,509
Northwest Pipeline LLC, 4.00%, 04/01/27	40	39,475
ONEOK Inc.
3.10%, 03/15/30	175	161,137
3.25%, 06/01/30	100	92,394
3.40%, 09/01/29	156	147,152
4.00%, 07/13/27	126	124,436
4.25%, 09/24/27	270	267,383
4.35%, 03/15/29	150	147,639
4.40%, 10/15/29	150	147,176
4.55%, 07/15/28	195	194,055
4.75%, 10/15/31	235	231,102
5.00%, 03/01/26	160	160,489
5.05%, 11/01/34	335	326,675
5.55%, 11/01/26	185	187,627
5.65%, 11/01/28	155	159,668
5.80%, 11/01/30	105	109,299
6.05%, 09/01/33	310	324,772
6.10%, 11/15/32	175	184,390
6.35%, 01/15/31	135	143,707
Plains All American Pipeline LP, 5.95%, 06/15/35	100	103,042
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	$190	$179,635
3.80%, 09/15/30	190	178,993
4.50%, 12/15/26	181	180,743
5.70%, 09/15/34	105	107,294
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	314	309,966
4.50%, 05/15/30	412	405,587
5.00%, 03/15/27	339	340,315
5.88%, 06/30/26	275	277,709
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(a)	85	85,058
5.03%, 10/01/29(a)	85	84,413
5.58%, 10/01/34(a)	260	255,989
Spectra Energy Partners LP, 3.38%, 10/15/26	151	148,180
Targa Resources Corp.
4.20%, 02/01/33	160	148,115
5.20%, 07/01/27	168	169,762
5.55%, 08/15/35	200	200,702
6.13%, 03/15/33	195	204,498
6.15%, 03/01/29	150	157,091
6.50%, 03/30/34	215	230,927
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	225	207,949
4.88%, 02/01/31	210	206,062
5.00%, 01/15/28	175	175,129
5.50%, 03/01/30	250	252,912
6.50%, 07/15/27	160	160,896
6.88%, 01/15/29	150	153,590
TC PipeLines LP, 3.90%, 05/25/27	125	122,994
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	41,778
7.00%, 10/15/28	120	128,361
Texas Eastern Transmission LP, 7.00%, 07/15/32	120	132,988
TransCanada PipeLines Ltd.
4.10%, 04/15/30	280	269,332
4.25%, 05/15/28	303	298,932
4.63%, 03/01/34	240	228,239
5.60%, 03/31/34	70	71,070
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	170	157,409
4.00%, 03/15/28	120	117,698
Valero Energy Partners LP, 4.50%, 03/15/28	85	84,695
Western Midstream Operating LP
4.05%, 02/01/30	220	209,518
4.50%, 03/01/28	50	49,528
4.65%, 07/01/26	130	129,869
4.75%, 08/15/28	90	89,571
5.45%, 11/15/34	140	138,275
6.15%, 04/01/33	190	196,917
6.35%, 01/15/29	90	94,078
Williams Companies Inc. (The)
2.60%, 03/15/31	294	257,957
3.50%, 11/15/30	232	216,499
3.75%, 06/15/27	389	381,510
4.65%, 08/15/32	210	203,419
4.80%, 11/15/29	80	79,933
4.90%, 03/15/29	215	215,933
5.15%, 03/15/34	300	297,234
5.30%, 08/15/28	115	117,171
Schedule of Investments
80

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.40%, 03/02/26	$210	$211,617
5.60%, 03/15/35	100	102,314
5.65%, 03/15/33	170	174,743
8.75%, 03/15/32	65	77,940
Series A, 7.50%, 01/15/31	60	67,003
		30,471,612
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(b)	129	111,651
4.88%, 03/01/26	165	165,055
5.50%, 04/01/29	20	20,502
5.95%, 08/15/34	220	230,154
Jones Lang LaSalle Inc., 6.88%, 12/01/28	50	53,415
		580,777
Real Estate Investment Trusts — 1.4%
Agree LP
2.00%, 06/15/28	80	73,615
2.60%, 06/15/33	60	49,327
2.90%, 10/01/30	81	73,031
4.80%, 10/01/32	40	39,194
5.63%, 06/15/34	65	66,513
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	195	153,771
2.00%, 05/18/32	185	151,127
2.75%, 12/15/29	120	109,598
2.95%, 03/15/34	155	130,160
3.38%, 08/15/31	170	155,390
3.80%, 04/15/26	144	142,801
3.95%, 01/15/27	80	79,147
3.95%, 01/15/28	95	93,415
4.50%, 07/30/29	70	69,044
4.70%, 07/01/30	120	118,672
4.90%, 12/15/30	124	124,152
American Assets Trust LP
3.38%, 02/01/31	125	110,807
6.15%, 10/01/34	50	50,191
American Homes 4 Rent LP
2.38%, 07/15/31	110	94,628
3.63%, 04/15/32	74	67,612
4.25%, 02/15/28	130	128,221
4.90%, 02/15/29	115	115,436
5.50%, 02/01/34	150	152,232
5.50%, 07/15/34	100	101,147
American Tower Corp.
1.45%, 09/15/26	130	124,063
1.50%, 01/31/28	125	114,659
1.60%, 04/15/26	175	169,351
1.88%, 10/15/30	202	172,318
2.10%, 06/15/30	150	130,745
2.30%, 09/15/31	172	146,526
2.70%, 04/15/31	140	123,540
2.75%, 01/15/27	170	164,407
2.90%, 01/15/30	153	140,085
3.13%, 01/15/27	83	80,807
3.38%, 10/15/26	231	226,762
3.55%, 07/15/27	155	151,273
3.60%, 01/15/28	140	136,203
3.65%, 03/15/27	165	161,928
3.80%, 08/15/29	349	334,873
3.95%, 03/15/29	144	139,566
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.05%, 03/15/32(b)	$145	$136,789
5.00%, 01/31/30	20	20,163
5.20%, 02/15/29	110	111,570
5.25%, 07/15/28	140	142,520
5.40%, 01/31/35	100	101,236
5.45%, 02/15/34	150	153,222
5.50%, 03/15/28	160	163,655
5.55%, 07/15/33	175	179,398
5.65%, 03/15/33	185	190,919
5.80%, 11/15/28	175	181,357
5.90%, 11/15/33	155	162,570
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	105	103,292
AvalonBay Communities Inc.
1.90%, 12/01/28	220	200,189
2.05%, 01/15/32	120	101,818
2.30%, 03/01/30	170	152,437
2.45%, 01/15/31	130	114,857
2.90%, 10/15/26	30	29,272
2.95%, 05/11/26	125	122,857
3.20%, 01/15/28	10	9,670
3.30%, 06/01/29	110	104,480
3.35%, 05/15/27	97	94,624
5.00%, 02/15/33	70	70,235
5.30%, 12/07/33	90	91,937
5.35%, 06/01/34	40	40,946
Boston Properties LP
2.45%, 10/01/33	165	129,741
2.55%, 04/01/32	155	128,082
2.75%, 10/01/26	237	229,478
2.90%, 03/15/30	197	177,306
3.25%, 01/30/31	250	224,134
3.40%, 06/21/29	160	149,565
4.50%, 12/01/28	205	201,473
5.75%, 01/15/35	100	99,377
6.50%, 01/15/34(b)	160	169,579
6.75%, 12/01/27	190	198,805
Brixmor Operating Partnership LP
2.25%, 04/01/28	60	55,652
2.50%, 08/16/31	150	128,931
3.90%, 03/15/27	110	108,152
4.05%, 07/01/30	150	143,765
4.13%, 06/15/26	190	188,666
4.13%, 05/15/29	210	203,973
5.50%, 02/15/34	65	65,819
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	84,954
Camden Property Trust
2.80%, 05/15/30	180	164,349
3.15%, 07/01/29	60	56,535
4.10%, 10/15/28	163	160,307
4.90%, 01/15/34	75	74,408
5.85%, 11/03/26	105	107,297
COPT Defense Properties LP
2.00%, 01/15/29	120	106,956
2.25%, 03/15/26	145	141,090
2.75%, 04/15/31	95	81,844
2.90%, 12/01/33	45	36,605
Cousins Properties LP
5.38%, 02/15/32	30	29,932
5.88%, 10/01/34	115	117,233
81
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle Inc.
1.05%, 07/15/26	$233	$221,650
2.10%, 04/01/31	205	173,638
2.25%, 01/15/31	235	201,893
2.50%, 07/15/31	176	151,286
2.90%, 03/15/27	155	149,773
3.10%, 11/15/29	100	92,345
3.30%, 07/01/30	165	152,134
3.65%, 09/01/27	268	261,179
3.70%, 06/15/26	163	161,039
3.80%, 02/15/28	234	228,242
4.00%, 03/01/27	109	107,710
4.30%, 02/15/29	130	127,451
4.80%, 09/01/28	135	135,022
4.90%, 09/01/29	115	115,105
5.00%, 01/11/28	215	216,698
5.10%, 05/01/33	200	198,589
5.20%, 09/01/34	100	99,202
5.60%, 06/01/29	155	159,291
5.80%, 03/01/34	175	181,436
CubeSmart LP
2.00%, 02/15/31	40	33,985
2.25%, 12/15/28	155	141,921
2.50%, 02/15/32	105	89,317
3.00%, 02/15/30	80	73,331
3.13%, 09/01/26	95	92,901
4.38%, 02/15/29	90	88,582
Digital Realty Trust LP
3.60%, 07/01/29	236	225,879
3.70%, 08/15/27	261	255,477
4.45%, 07/15/28	146	144,902
5.55%, 01/15/28	182	186,212
DOC DR LLC
2.63%, 11/01/31	115	99,478
3.95%, 01/15/28	80	78,415
4.30%, 03/15/27	150	149,075
EPR Properties
3.60%, 11/15/31	100	89,780
3.75%, 08/15/29	100	93,842
4.50%, 06/01/27	100	98,843
4.75%, 12/15/26	100	99,497
4.95%, 04/15/28	100	99,388
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	125	127,932
Equinix Inc.
1.45%, 05/15/26	105	101,217
1.55%, 03/15/28	135	123,341
1.80%, 07/15/27	125	117,244
2.00%, 05/15/28	50	46,122
2.15%, 07/15/30	220	192,557
2.50%, 05/15/31	220	191,545
2.90%, 11/18/26	146	142,000
3.20%, 11/18/29	288	268,592
3.90%, 04/15/32	314	294,074
ERP Operating LP
1.85%, 08/01/31	115	97,134
2.50%, 02/15/30	150	135,400
2.85%, 11/01/26	98	95,486
3.00%, 07/01/29	163	152,315
3.25%, 08/01/27	160	155,524
3.50%, 03/01/28	100	97,200
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.15%, 12/01/28	$104	$102,537
4.65%, 09/15/34	70	67,558
Essential Properties LP, 2.95%, 07/15/31	105	90,940
Essex Portfolio LP
1.65%, 01/15/31	99	82,845
1.70%, 03/01/28	60	55,010
2.55%, 06/15/31	20	17,447
2.65%, 03/15/32	50	43,097
3.00%, 01/15/30	135	124,073
3.38%, 04/15/26	170	167,821
3.63%, 05/01/27	105	102,917
4.00%, 03/01/29	185	180,059
5.38%, 04/01/35	40	40,477
5.50%, 04/01/34	85	86,548
Extra Space Storage LP
2.20%, 10/15/30	100	87,065
2.35%, 03/15/32	140	117,228
2.40%, 10/15/31	130	110,879
2.55%, 06/01/31	110	95,782
3.50%, 07/01/26	185	182,464
3.88%, 12/15/27	65	63,763
3.90%, 04/01/29	80	77,304
4.00%, 06/15/29	105	101,826
5.35%, 01/15/35	25	25,177
5.40%, 02/01/34	100	101,353
5.50%, 07/01/30	175	180,063
5.70%, 04/01/28	110	113,013
5.90%, 01/15/31	120	125,705
Federal Realty OP LP
3.20%, 06/15/29	100	93,891
3.25%, 07/15/27	155	150,455
3.50%, 06/01/30	100	93,800
5.38%, 05/01/28	80	81,561
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	190	165,735
4.00%, 01/15/30	137	129,808
4.00%, 01/15/31	100	93,321
5.30%, 01/15/29	147	147,606
5.38%, 04/15/26	240	240,789
5.63%, 09/15/34	155	154,728
5.75%, 06/01/28	111	113,150
6.75%, 12/01/33	45	48,312
Healthcare Realty Holdings LP
2.00%, 03/15/31	182	153,033
3.10%, 02/15/30	130	119,023
3.50%, 08/01/26	165	162,397
3.75%, 07/01/27	104	101,651
Healthpeak OP LLC
1.35%, 02/01/27	30	28,226
2.13%, 12/01/28	140	127,832
2.88%, 01/15/31	60	53,683
3.00%, 01/15/30	185	170,288
3.25%, 07/15/26	205	201,658
3.50%, 07/15/29	150	142,382
5.25%, 12/15/32	30	30,382
5.38%, 02/15/35	40	40,291
Highwoods Realty LP
2.60%, 02/01/31	75	64,031
3.05%, 02/15/30	105	94,222
3.88%, 03/01/27	30	29,404
4.13%, 03/15/28	20	19,484
Schedule of Investments
82

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.20%, 04/15/29	$60	$57,772
7.65%, 02/01/34	50	56,259
Host Hotels & Resorts LP
5.70%, 07/01/34	90	90,867
Series H, 3.38%, 12/15/29	150	139,517
Series I, 3.50%, 09/15/30	165	151,802
Series J, 2.90%, 12/15/31	90	78,474
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	155	129,448
2.30%, 11/15/28	160	146,745
2.70%, 01/15/34	50	40,809
4.15%, 04/15/32	95	89,227
4.88%, 02/01/35	25	24,137
5.45%, 08/15/30	95	97,411
5.50%, 08/15/33	75	76,109
Kilroy Realty LP
2.50%, 11/15/32	95	75,039
2.65%, 11/15/33	75	58,503
3.05%, 02/15/30	110	97,837
4.25%, 08/15/29	85	80,960
4.75%, 12/15/28	65	63,858
Kimco Realty OP LLC
1.90%, 03/01/28	145	134,066
2.25%, 12/01/31	130	110,758
2.70%, 10/01/30	110	99,040
2.80%, 10/01/26	96	93,564
3.20%, 04/01/32	55	49,218
3.80%, 04/01/27	120	118,381
4.60%, 02/01/33	170	165,004
6.40%, 03/01/34	80	86,710
Kite Realty Group LP
4.00%, 10/01/26	25	24,765
4.95%, 12/15/31	35	34,480
5.50%, 03/01/34	65	65,834
Kite Realty Group Trust, 4.75%, 09/15/30	80	79,069
LXP Industrial Trust
2.38%, 10/01/31	100	83,723
2.70%, 09/15/30	76	67,037
6.75%, 11/15/28	45	47,659
Mid-America Apartments LP
1.10%, 09/15/26	110	104,539
1.70%, 02/15/31	110	92,908
2.75%, 03/15/30	70	63,736
3.60%, 06/01/27	198	194,007
3.95%, 03/15/29	135	131,373
4.20%, 06/15/28	85	83,958
4.95%, 03/01/35	25	24,688
5.00%, 03/15/34	65	64,673
5.30%, 02/15/32	80	81,517
National Health Investors Inc., 3.00%, 02/01/31	105	91,833
NNN REIT Inc.
2.50%, 04/15/30	45	40,082
3.50%, 10/15/27	90	87,614
3.60%, 12/15/26	30	29,589
4.30%, 10/15/28	132	130,327
5.50%, 06/15/34	80	81,301
5.60%, 10/15/33	115	117,383
Omega Healthcare Investors Inc.
3.25%, 04/15/33	115	98,483
3.38%, 02/01/31	125	112,937
3.63%, 10/01/29	130	121,878
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 04/01/27	$175	$174,008
4.75%, 01/15/28	124	123,698
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	95	81,666
4.95%, 01/15/35	50	48,024
5.75%, 07/15/34	80	81,538
Piedmont Operating Partnership LP
2.75%, 04/01/32	55	44,584
3.15%, 08/15/30	74	64,538
6.88%, 07/15/29	70	72,662
9.25%, 07/20/28(b)	85	93,916
Prologis LP
1.25%, 10/15/30	180	150,457
1.63%, 03/15/31	95	79,573
1.75%, 07/01/30	70	60,215
1.75%, 02/01/31	95	80,502
2.13%, 04/15/27	121	115,416
2.25%, 04/15/30	235	209,263
2.25%, 01/15/32	140	119,314
2.88%, 11/15/29	70	65,101
3.25%, 06/30/26	75	73,904
3.25%, 10/01/26	82	80,522
3.38%, 12/15/27	145	141,136
3.88%, 09/15/28	139	136,264
4.00%, 09/15/28	95	93,313
4.38%, 02/01/29	74	73,560
4.63%, 01/15/33	55	54,028
4.75%, 06/15/33	160	157,629
4.88%, 06/15/28	125	126,338
5.00%, 03/15/34	210	210,089
5.00%, 01/31/35	105	104,822
5.13%, 01/15/34	125	125,953
Public Storage Operating Co.
1.50%, 11/09/26	202	192,544
1.85%, 05/01/28	172	159,166
1.95%, 11/09/28	90	82,346
2.25%, 11/09/31	125	107,240
2.30%, 05/01/31	170	148,238
3.09%, 09/15/27	120	116,119
3.39%, 05/01/29	116	110,971
5.10%, 08/01/33	110	111,362
5.13%, 01/15/29	120	122,571
Rayonier LP, 2.75%, 05/17/31	126	109,661
Realty Income Corp.
1.80%, 03/15/33	45	35,360
2.10%, 03/15/28	135	125,629
2.20%, 06/15/28	110	101,935
2.70%, 02/15/32	60	52,033
2.85%, 12/15/32	140	120,669
3.00%, 01/15/27	165	160,515
3.10%, 12/15/29	145	135,121
3.20%, 02/15/31	85	77,699
3.25%, 06/15/29	50	47,327
3.25%, 01/15/31	239	219,932
3.40%, 01/15/28	105	101,951
3.40%, 01/15/30	125	117,355
3.65%, 01/15/28	170	166,271
3.95%, 08/15/27	180	177,778
4.00%, 07/15/29	95	92,282
4.13%, 10/15/26	60	59,659
83
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.70%, 12/15/28	$115	$115,242
4.75%, 02/15/29	105	105,274
4.85%, 03/15/30	70	70,324
4.90%, 07/15/33	155	152,687
5.13%, 02/15/34	180	179,986
5.63%, 10/13/32	169	175,103
Regency Centers LP
2.95%, 09/15/29	125	116,410
3.60%, 02/01/27	191	187,617
3.70%, 06/15/30	115	109,029
4.13%, 03/15/28	50	49,321
5.10%, 01/15/35	35	34,800
5.25%, 01/15/34	60	60,232
Rexford Industrial Realty LP
2.13%, 12/01/30	30	25,674
2.15%, 09/01/31	110	92,547
5.00%, 06/15/28	75	75,461
Sabra Health Care LP
3.20%, 12/01/31	125	109,748
3.90%, 10/15/29	90	85,678
5.13%, 08/15/26	150	150,489
Safehold GL Holdings LLC
2.80%, 06/15/31	100	87,654
2.85%, 01/15/32	50	43,173
5.65%, 01/15/35	75	74,804
6.10%, 04/01/34	50	52,030
Simon Property Group LP
1.38%, 01/15/27	150	141,825
1.75%, 02/01/28	195	181,096
2.20%, 02/01/31	160	138,921
2.25%, 01/15/32	160	135,669
2.45%, 09/13/29	285	260,133
2.65%, 07/15/30	170	154,146
2.65%, 02/01/32	140	121,446
3.25%, 11/30/26	195	191,121
3.38%, 06/15/27	170	166,295
3.38%, 12/01/27	192	186,848
4.75%, 09/26/34	140	135,410
5.50%, 03/08/33	180	185,339
6.25%, 01/15/34	105	113,201
Store Capital LLC
2.70%, 12/01/31	90	76,778
2.75%, 11/18/30	75	65,633
4.50%, 03/15/28	80	78,609
4.63%, 03/15/29	95	93,164
Sun Communities Operating LP
2.30%, 11/01/28	100	92,109
2.70%, 07/15/31	140	121,475
4.20%, 04/15/32	140	131,045
5.50%, 01/15/29	65	66,427
5.70%, 01/15/33	50	51,135
Tanger Properties LP
2.75%, 09/01/31	110	95,138
3.13%, 09/01/26	89	86,868
3.88%, 07/15/27	15	14,694
UDR Inc.
1.90%, 03/15/33	30	23,639
2.10%, 08/01/32	105	85,760
2.10%, 06/15/33	35	27,756
2.95%, 09/01/26	94	91,771
3.00%, 08/15/31	110	98,198
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.10%, 11/01/34	$40	$33,632
3.20%, 01/15/30	150	139,613
3.50%, 07/01/27	90	87,786
3.50%, 01/15/28	85	82,225
4.40%, 01/26/29	90	88,759
5.13%, 09/01/34	65	64,514
Ventas Realty LP
2.50%, 09/01/31	110	95,092
3.00%, 01/15/30	170	156,779
3.25%, 10/15/26	130	127,266
3.85%, 04/01/27	80	78,756
4.00%, 03/01/28	100	98,219
4.40%, 01/15/29	206	203,297
4.75%, 11/15/30	125	124,218
5.00%, 01/15/35	100	97,810
5.63%, 07/01/34	60	61,724
VICI Properties LP
4.75%, 02/15/28	295	295,518
4.95%, 02/15/30	230	228,885
5.13%, 11/15/31	100	99,340
5.13%, 05/15/32	335	330,468
5.75%, 04/01/34	110	112,229
Welltower OP LLC
2.05%, 01/15/29	90	81,854
2.70%, 02/15/27	180	174,095
2.75%, 01/15/31	140	124,864
2.75%, 01/15/32	125	108,949
2.80%, 06/01/31	130	115,621
3.10%, 01/15/30	193	179,097
3.85%, 06/15/32	70	65,287
4.13%, 03/15/29	145	142,048
4.25%, 04/01/26	230	229,420
4.25%, 04/15/28	175	173,209
Weyerhaeuser Co.
3.38%, 03/09/33	80	70,749
4.00%, 11/15/29	175	169,361
4.00%, 04/15/30	182	174,997
4.75%, 05/15/26	180	180,337
6.95%, 10/01/27	20	21,138
7.38%, 03/15/32	155	175,229
WP Carey Inc.
2.25%, 04/01/33	35	28,247
2.40%, 02/01/31	75	65,095
2.45%, 02/01/32	110	93,350
3.85%, 07/15/29	105	101,364
4.25%, 10/01/26	110	109,383
5.38%, 06/30/34	100	100,494
		46,232,568
Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28	55	49,827
2.40%, 08/01/31	112	94,411
3.80%, 11/15/27	60	58,498
3.85%, 03/01/32	150	136,507
4.75%, 06/01/30	62	60,968
5.89%, 03/15/35	25	25,453
AutoZone Inc.
1.65%, 01/15/31	125	105,083
3.13%, 04/21/26	85	83,710
3.75%, 06/01/27	145	142,586
3.75%, 04/18/29	89	85,899
Schedule of Investments
84

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.00%, 04/15/30	$165	$159,030
4.50%, 02/01/28	160	160,230
4.75%, 08/01/32	145	142,603
4.75%, 02/01/33	130	127,266
5.05%, 07/15/26	115	115,816
5.10%, 07/15/29	125	126,775
5.20%, 08/01/33	90	90,523
5.40%, 07/15/34(b)	130	132,165
6.25%, 11/01/28	75	78,956
6.55%, 11/01/33	110	120,463
Best Buy Co. Inc.
1.95%, 10/01/30	170	145,644
4.45%, 10/01/28	40	39,797
Costco Wholesale Corp.
1.38%, 06/20/27	300	281,413
1.60%, 04/20/30	332	289,325
1.75%, 04/20/32	250	208,138
3.00%, 05/18/27	240	234,123
Darden Restaurants Inc.
3.85%, 05/01/27	79	77,652
4.35%, 10/15/27	110	109,286
4.55%, 10/15/29	100	98,652
6.30%, 10/10/33	105	111,670
Dick's Sporting Goods Inc., 3.15%, 01/15/32	180	160,176
Dollar General Corp.
3.50%, 04/03/30	229	213,449
3.88%, 04/15/27	128	125,914
4.13%, 05/01/28	145	142,529
4.63%, 11/01/27	115	114,986
5.00%, 11/01/32(b)	155	152,025
5.20%, 07/05/28	105	106,586
5.45%, 07/05/33(b)	180	181,324
Dollar Tree Inc.
2.65%, 12/01/31	180	155,280
4.20%, 05/15/28	275	270,533
Ferguson Enterprises Inc., 5.00%, 10/03/34	165	161,544
Genuine Parts Co.
1.88%, 11/01/30	120	101,844
2.75%, 02/01/32	95	81,699
4.95%, 08/15/29	125	125,233
6.50%, 11/01/28	140	147,902
6.88%, 11/01/33(b)	95	106,057
Home Depot Inc. (The)
0.90%, 03/15/28	155	140,511
1.38%, 03/15/31	275	227,983
1.50%, 09/15/28	260	235,997
1.88%, 09/15/31	225	189,823
2.13%, 09/15/26	238	230,557
2.50%, 04/15/27	180	173,483
2.70%, 04/15/30	332	303,487
2.80%, 09/14/27	223	215,125
2.88%, 04/15/27	190	184,779
2.95%, 06/15/29	413	388,263
3.00%, 04/01/26	306	302,078
3.25%, 04/15/32	330	300,162
3.90%, 12/06/28	142	139,652
4.50%, 09/15/32	275	271,707
4.75%, 06/25/29	180	181,800
4.85%, 06/25/31	225	227,663
4.88%, 06/25/27	190	192,253
4.90%, 04/15/29	145	147,547
Security	Par (000)	Value
Retail (continued)
4.95%, 09/30/26	$175	$176,809
4.95%, 06/25/34	275	276,628
5.15%, 06/25/26	290	293,376
Lowe's Companies Inc.
1.30%, 04/15/28	210	190,437
1.70%, 09/15/28	215	195,287
1.70%, 10/15/30	255	217,226
2.50%, 04/15/26	313	306,440
2.63%, 04/01/31	330	292,432
3.10%, 05/03/27	349	339,133
3.35%, 04/01/27	155	151,512
3.65%, 04/05/29	320	308,422
3.75%, 04/01/32	355	330,298
4.50%, 04/15/30	293	290,936
4.80%, 04/01/26	235	235,914
5.00%, 04/15/33	260	260,411
5.15%, 07/01/33	210	212,365
6.50%, 03/15/29	75	80,514
McDonald's Corp.
2.13%, 03/01/30	127	113,031
2.63%, 09/01/29	209	193,556
3.50%, 03/01/27	196	192,640
3.50%, 07/01/27	230	225,462
3.60%, 07/01/30	232	221,041
3.80%, 04/01/28	225	220,587
4.60%, 05/15/30	75	75,045
4.60%, 09/09/32	185	183,755
4.80%, 08/14/28	135	136,403
4.95%, 08/14/33(b)	140	141,418
4.95%, 03/03/35	75	74,828
5.00%, 05/17/29	100	101,706
5.20%, 05/17/34	90	92,435
O'Reilly Automotive Inc.
1.75%, 03/15/31	85	71,235
3.55%, 03/15/26	102	100,932
3.60%, 09/01/27	177	173,011
3.90%, 06/01/29	104	100,961
4.20%, 04/01/30	140	136,547
4.35%, 06/01/28	145	143,914
4.70%, 06/15/32	195	191,305
5.00%, 08/19/34	115	113,797
5.75%, 11/20/26	185	188,585
Ross Stores Inc.
0.88%, 04/15/26	95	91,285
1.88%, 04/15/31	110	92,695
Starbucks Corp.
2.00%, 03/12/27	140	133,460
2.25%, 03/12/30	172	153,464
2.45%, 06/15/26	130	126,857
2.55%, 11/15/30	275	245,628
3.00%, 02/14/32	215	191,893
3.50%, 03/01/28	120	116,985
3.55%, 08/15/29	251	241,205
4.00%, 11/15/28	75	73,762
4.80%, 02/15/33	105	104,821
4.85%, 02/08/27	95	95,771
4.90%, 02/15/31	125	126,500
5.00%, 02/15/34	115	115,126
Target Corp.
1.95%, 01/15/27	280	268,645
2.35%, 02/15/30	171	154,448
85
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.50%, 04/15/26	$208	$204,211
2.65%, 09/15/30	137	124,416
3.38%, 04/15/29	249	239,130
4.40%, 01/15/33	160	155,778
4.50%, 09/15/32	185	181,909
4.50%, 09/15/34	145	140,386
6.35%, 11/01/32	85	94,089
TJX Companies Inc. (The)
1.15%, 05/15/28	10	9,050
1.60%, 05/15/31	65	54,526
2.25%, 09/15/26	260	252,307
3.88%, 04/15/30	155	150,006
Tractor Supply Co.
1.75%, 11/01/30	165	140,243
5.25%, 05/15/33	140	141,867
Walmart Inc.
2.38%, 09/24/29	52	48,153
3.05%, 07/08/26	200	197,152
3.25%, 07/08/29	190	182,625
3.70%, 06/26/28	235	231,780
3.90%, 04/15/28	190	188,779
4.00%, 04/15/26	195	194,810
4.00%, 04/15/30(b)	125	123,791
4.10%, 04/15/33	345	335,149
4.15%, 09/09/32	265	259,401
5.88%, 04/05/27(b)	20	20,793
7.55%, 02/15/30	130	148,910
		23,594,560
Semiconductors — 0.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32	80	75,770
Analog Devices Inc.
1.70%, 10/01/28	120	109,175
2.10%, 10/01/31	250	213,990
3.45%, 06/15/27	100	98,090
3.50%, 12/05/26	220	216,671
5.05%, 04/01/34	115	116,786
Applied Materials Inc.
1.75%, 06/01/30	134	116,488
3.30%, 04/01/27	252	247,046
4.80%, 06/15/29	90	91,195
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	140	136,393
3.88%, 01/15/27	611	604,252
Broadcom Inc.
1.95%, 02/15/28(a)	165	153,430
2.45%, 02/15/31(a)	525	460,811
2.60%, 02/15/33(a)	285	240,515
3.42%, 04/15/33(a)	510	455,413
3.46%, 09/15/26	165	162,559
3.47%, 04/15/34(a)	730	644,539
4.00%, 04/15/29(a)	166	161,746
4.11%, 09/15/28	255	251,135
4.15%, 02/15/28	190	187,942
4.15%, 11/15/30	450	435,590
4.15%, 04/15/32(a)	155	147,478
4.30%, 11/15/32	470	450,305
4.35%, 02/15/30	245	240,862
4.75%, 04/15/29	361	361,798
4.80%, 04/15/28	125	125,875
4.80%, 10/15/34	380	371,869
5.00%, 04/15/30	166	168,228
Security	Par (000)	Value
Semiconductors (continued)
5.05%, 07/12/27	$260	$263,059
5.05%, 07/12/29	475	481,108
5.05%, 04/15/30	125	126,819
5.15%, 11/15/31	255	258,810
5.20%, 04/15/32	125	127,004
Series ., 4.55%, 02/15/32	205	200,394
Intel Corp.
1.60%, 08/12/28	195	175,417
2.00%, 08/12/31	290	242,131
2.45%, 11/15/29	441	396,024
2.60%, 05/19/26	200	195,472
3.15%, 05/11/27	219	211,903
3.75%, 03/25/27	246	241,422
3.75%, 08/05/27	240	234,965
3.90%, 03/25/30	349	332,772
4.00%, 08/05/29	175	168,714
4.00%, 12/15/32	100	92,035
4.15%, 08/05/32	270	251,958
4.88%, 02/10/28	395	396,806
5.00%, 02/21/31	65	65,102
5.13%, 02/10/30	255	256,984
5.15%, 02/21/34(b)	170	167,348
5.20%, 02/10/33	530	525,438
KLA Corp.
4.10%, 03/15/29	214	210,683
4.65%, 07/15/32	200	198,920
4.70%, 02/01/34	100	98,499
Lam Research Corp.
1.90%, 06/15/30	200	175,020
3.75%, 03/15/26	132	131,122
4.00%, 03/15/29	225	221,134
Marvell Technology Inc.
1.65%, 04/15/26	55	53,212
2.45%, 04/15/28	180	168,074
2.95%, 04/15/31	185	165,545
4.88%, 06/22/28	80	80,179
5.75%, 02/15/29	125	129,123
5.95%, 09/15/33	100	105,081
Microchip Technology Inc.
4.90%, 03/15/28	125	125,438
5.05%, 03/15/29	235	236,743
5.05%, 02/15/30	115	115,434
Micron Technology Inc.
2.70%, 04/15/32	220	188,550
4.19%, 02/15/27	218	216,432
4.66%, 02/15/30	195	192,469
5.30%, 01/15/31	125	126,757
5.33%, 02/06/29	155	157,275
5.38%, 04/15/28	150	152,542
5.80%, 01/15/35	200	206,688
5.88%, 02/09/33	280	291,609
5.88%, 09/15/33	70	73,137
6.75%, 11/01/29	250	268,350
NVIDIA Corp.
1.55%, 06/15/28	250	229,948
2.00%, 06/15/31	335	290,369
2.85%, 04/01/30	274	254,708
3.20%, 09/16/26	245	241,473
NXP BV/NXP Funding LLC
5.35%, 03/01/26	135	135,569
5.55%, 12/01/28	113	115,547
Schedule of Investments
86

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	$210	$182,023
2.65%, 02/15/32	225	193,089
3.15%, 05/01/27	85	82,419
3.40%, 05/01/30	235	219,005
3.88%, 06/18/26	155	153,674
4.30%, 06/18/29	230	225,108
4.40%, 06/01/27	95	94,649
5.00%, 01/15/33	185	183,423
Qorvo Inc., 4.38%, 10/15/29	175	167,416
Qualcomm Inc.
1.30%, 05/20/28	198	180,397
1.65%, 05/20/32	250	202,850
2.15%, 05/20/30	235	209,741
3.25%, 05/20/27	443	433,892
4.25%, 05/20/32	85	82,668
5.40%, 05/20/33	165	172,080
Skyworks Solutions Inc.
1.80%, 06/01/26	100	96,205
3.00%, 06/01/31	125	108,042
Texas Instruments Inc.
1.13%, 09/15/26	140	133,638
1.75%, 05/04/30	150	131,087
1.90%, 09/15/31	155	132,369
2.25%, 09/04/29	220	200,808
2.90%, 11/03/27	106	102,405
3.65%, 08/16/32	60	55,985
4.60%, 02/08/27	135	135,922
4.60%, 02/15/28	185	186,849
4.60%, 02/08/29	95	95,818
4.85%, 02/08/34	125	125,358
4.90%, 03/14/33(b)	205	207,701
TSMC Arizona Corp.
1.75%, 10/25/26	270	258,345
2.50%, 10/25/31	280	246,471
3.88%, 04/22/27	225	222,550
4.13%, 04/22/29	25	24,687
4.25%, 04/22/32	205	201,469
Xilinx Inc., 2.38%, 06/01/30	197	176,519
		23,437,928
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	40	36,326
3.48%, 12/01/27	190	183,604
4.20%, 05/01/30	130	124,666
5.35%, 01/15/30	110	110,616
5.75%, 01/15/35	90	90,184
		545,396
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	215	206,901
2.30%, 02/01/30	297	268,874
4.80%, 04/04/29	195	198,252
4.85%, 04/04/27	110	111,328
4.95%, 04/04/34	130	131,219
AppLovin Corp.
5.13%, 12/01/29	230	231,869
5.38%, 12/01/31	70	71,378
5.50%, 12/01/34	240	243,119
Security	Par (000)	Value
Software (continued)
Atlassian Corp.
5.25%, 05/15/29	$75	$76,225
5.50%, 05/15/34	105	107,276
Autodesk Inc.
2.40%, 12/15/31	210	180,188
2.85%, 01/15/30	133	122,254
3.50%, 06/15/27	120	117,260
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	230	201,255
2.90%, 12/01/29	177	162,856
3.40%, 06/27/26	102	100,336
Cadence Design Systems Inc.
4.20%, 09/10/27	60	59,579
4.30%, 09/10/29	130	128,392
4.70%, 09/10/34	170	165,562
Concentrix Corp.
6.60%, 08/02/28(b)	153	159,734
6.65%, 08/02/26	160	163,411
6.85%, 08/02/33(b)	82	85,249
Electronic Arts Inc.
1.85%, 02/15/31	185	157,168
4.80%, 03/01/26	124	124,121
Fidelity National Information Services Inc.
1.15%, 03/01/26	255	246,392
1.65%, 03/01/28	125	114,651
2.25%, 03/01/31	35	30,317
3.75%, 05/21/29	20	19,251
5.10%, 07/15/32	153	153,812
Fiserv Inc.
2.25%, 06/01/27	241	229,592
2.65%, 06/01/30	202	181,619
3.20%, 07/01/26	430	422,158
3.50%, 07/01/29	629	596,695
4.20%, 10/01/28	240	236,360
4.75%, 03/15/30	160	159,931
5.15%, 03/15/27	145	146,452
5.15%, 08/12/34	175	174,525
5.35%, 03/15/31	135	138,427
5.38%, 08/21/28	180	183,933
5.45%, 03/02/28	160	163,811
5.45%, 03/15/34	170	173,001
5.60%, 03/02/33	200	206,103
5.63%, 08/21/33	255	263,550
Intuit Inc.
1.35%, 07/15/27	123	114,942
1.65%, 07/15/30	125	107,712
5.13%, 09/15/28	85	87,140
5.20%, 09/15/33	270	276,549
5.25%, 09/15/26	165	167,244
Microsoft Corp.
1.35%, 09/15/30	60	51,678
2.40%, 08/08/26	854	833,849
3.30%, 02/06/27	873	859,846
3.40%, 09/15/26	176	174,146
3.40%, 06/15/27	70	68,972
Oracle Corp.
1.65%, 03/25/26	560	543,171
2.30%, 03/25/28	450	421,436
2.65%, 07/15/26	640	623,916
2.80%, 04/01/27	476	459,509
2.88%, 03/25/31	665	594,692
87
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
2.95%, 04/01/30	$705	$647,129
3.25%, 11/15/27	598	578,624
3.25%, 05/15/30	105	97,620
4.20%, 09/27/29	335	327,937
4.30%, 07/08/34	435	406,791
4.50%, 05/06/28	100	100,000
4.65%, 05/06/30	175	174,220
4.70%, 09/27/34	470	451,851
4.80%, 08/03/28	340	343,118
4.90%, 02/06/33	335	330,468
5.25%, 02/03/32	235	238,372
6.15%, 11/09/29	275	290,977
6.25%, 11/09/32	525	562,175
Roper Technologies Inc.
1.40%, 09/15/27	170	157,040
1.75%, 02/15/31	220	184,817
2.00%, 06/30/30	110	95,890
2.95%, 09/15/29	166	154,392
3.80%, 12/15/26	155	153,122
4.20%, 09/15/28	205	202,307
4.50%, 10/15/29	85	84,509
4.75%, 02/15/32	115	113,866
4.90%, 10/15/34	180	176,981
Salesforce Inc.
1.50%, 07/15/28	255	232,793
1.95%, 07/15/31	320	274,606
3.70%, 04/11/28	327	321,579
ServiceNow Inc., 1.40%, 09/01/30	293	247,309
Take-Two Interactive Software Inc.
3.70%, 04/14/27	140	137,423
4.00%, 04/14/32	120	113,038
4.95%, 03/28/28	190	191,692
5.00%, 03/28/26	195	195,905
5.40%, 06/12/29	65	66,459
5.60%, 06/12/34	70	72,082
VMware LLC
1.40%, 08/15/26	270	257,602
1.80%, 08/15/28	190	172,833
2.20%, 08/15/31	310	263,952
3.90%, 08/21/27	259	254,149
4.65%, 05/15/27	123	123,244
4.70%, 05/15/30	185	183,346
Workday Inc.
3.50%, 04/01/27	180	176,311
3.70%, 04/01/29	140	134,839
3.80%, 04/01/32	265	245,698
		22,336,254
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	220	200,335
3.63%, 04/22/29	95	90,913
4.70%, 07/21/32	200	195,750
AT&T Inc.
1.65%, 02/01/28	490	451,866
1.70%, 03/25/26	640	620,928
2.25%, 02/01/32	570	480,408
2.30%, 06/01/27	530	504,481
2.55%, 12/01/33	740	609,368
2.75%, 06/01/31	629	558,319
2.95%, 07/15/26	80	78,379
3.80%, 02/15/27	172	169,768
Security	Par (000)	Value
Telecommunications (continued)
4.10%, 02/15/28	$345	$341,042
4.25%, 03/01/27	336	333,983
4.30%, 02/15/30	683	670,587
4.35%, 03/01/29	646	639,849
5.40%, 02/15/34	550	562,038
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	155	153,510
5.20%, 02/15/34(b)	145	144,391
Series US-5, 2.15%, 02/15/32	125	104,109
British Telecommunications PLC
5.13%, 12/04/28	25	25,286
9.63%, 12/15/30	575	704,592
Cisco Systems Inc.
2.50%, 09/20/26	355	346,173
4.55%, 02/24/28	215	216,119
4.75%, 02/24/30	225	227,365
4.80%, 02/26/27	400	404,216
4.85%, 02/26/29	490	496,876
4.95%, 02/26/31	430	437,851
4.95%, 02/24/32	225	227,978
5.05%, 02/26/34	525	532,981
5.10%, 02/24/35	275	279,534
Deutsche Telekom International Finance BV
8.75%, 06/15/30(e)	757	886,360
9.25%, 06/01/32	110	137,343
Juniper Networks Inc.
2.00%, 12/10/30	110	93,687
3.75%, 08/15/29	135	129,709
Koninklijke KPN NV, 8.38%, 10/01/30	135	156,793
Motorola Solutions Inc.
2.30%, 11/15/30	200	174,742
2.75%, 05/24/31	175	154,770
4.60%, 02/23/28	190	189,964
4.60%, 05/23/29	173	171,774
5.00%, 04/15/29	85	85,652
5.40%, 04/15/34	145	147,250
5.60%, 06/01/32	170	175,636
Nokia OYJ, 4.38%, 06/12/27	110	108,738
Orange SA, 9.00%, 03/01/31	510	616,780
Rogers Communications Inc.
2.90%, 11/15/26	135	131,193
3.20%, 03/15/27	220	213,560
3.80%, 03/15/32	405	369,355
5.00%, 02/15/29	190	190,690
5.30%, 02/15/34	280	277,232
Sprint Capital Corp.
6.88%, 11/15/28	540	578,138
8.75%, 03/15/32	435	525,514
Sprint LLC, 7.63%, 03/01/26	160	162,982
Telefonica Emisiones SA, 4.10%, 03/08/27	281	278,350
Telefonica Europe BV, 8.25%, 09/15/30	275	316,233
TELUS Corp.
2.80%, 02/16/27	155	149,699
3.40%, 05/13/32	210	189,540
3.70%, 09/15/27	80	78,307
T-Mobile USA Inc.
2.05%, 02/15/28	395	368,697
2.25%, 11/15/31	215	182,874
2.40%, 03/15/29	105	96,092
2.55%, 02/15/31	530	466,233
2.63%, 04/15/26	302	295,965
Schedule of Investments
88

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.63%, 02/15/29	$207	$191,567
2.70%, 03/15/32	205	177,205
2.88%, 02/15/31	225	201,047
3.38%, 04/15/29	500	474,189
3.50%, 04/15/31	525	485,682
3.75%, 04/15/27	832	818,715
3.88%, 04/15/30	1,473	1,410,435
4.20%, 10/01/29	165	161,577
4.70%, 01/15/35	200	193,219
4.75%, 02/01/28	330	330,806
4.80%, 07/15/28	210	211,257
4.85%, 01/15/29	210	211,337
4.95%, 03/15/28	225	226,941
5.05%, 07/15/33	550	548,488
5.15%, 04/15/34	260	261,288
5.20%, 01/15/33	260	262,219
5.75%, 01/15/34	220	230,099
Verizon Communications Inc.
1.50%, 09/18/30	245	207,374
1.68%, 10/30/30	260	220,563
1.75%, 01/20/31	487	410,882
2.10%, 03/22/28	457	425,709
2.36%, 03/15/32	913	773,491
2.55%, 03/21/31	775	681,630
2.63%, 08/15/26	456	444,528
3.00%, 03/22/27	152	147,725
3.15%, 03/22/30	338	314,276
3.88%, 02/08/29	230	224,175
4.02%, 12/03/29	836	813,810
4.13%, 03/16/27	638	633,840
4.33%, 09/21/28	780	774,279
4.40%, 11/01/34	370	351,238
4.50%, 08/10/33	415	399,868
5.05%, 05/09/33	240	241,803
6.40%, 09/15/33	95	104,249
7.75%, 12/01/30	110	126,001
Vodafone Group PLC
6.25%, 11/30/32	75	81,664
7.88%, 02/15/30	70	80,146
		32,762,169
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	100	97,061
3.55%, 11/19/26	160	156,909
3.90%, 11/19/29	170	162,118
6.05%, 05/14/34	100	102,779
		518,867
Transportation — 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	151	147,596
Canadian National Railway Co.
2.75%, 03/01/26	110	108,257
3.85%, 08/05/32	235	220,378
4.38%, 09/18/34	125	119,890
5.85%, 11/01/33	60	64,072
6.25%, 08/01/34	110	121,433
6.90%, 07/15/28	95	101,793
Canadian Pacific Railway Co.
1.75%, 12/02/26	265	252,681
2.05%, 03/05/30	110	97,414
2.45%, 12/02/31	305	265,102
Security	Par (000)	Value
Transportation (continued)
2.88%, 11/15/29	$95	$88,320
4.00%, 06/01/28	127	124,924
7.13%, 10/15/31	80	90,243
CH Robinson Worldwide Inc., 4.20%, 04/15/28	135	132,936
CSX Corp.
2.40%, 02/15/30	120	108,278
2.60%, 11/01/26	255	247,967
3.25%, 06/01/27	205	199,893
3.80%, 03/01/28	165	162,124
4.10%, 11/15/32	225	214,814
4.25%, 03/15/29	205	202,739
5.20%, 11/15/33(b)	120	122,926
FedEx Corp.
2.40%, 05/15/31	135	116,643
3.10%, 08/05/29	235	220,017
3.25%, 04/01/26	175	172,831
3.40%, 02/15/28(b)	133	127,777
4.20%, 10/17/28	15	14,777
4.25%, 05/15/30	215	208,030
4.90%, 01/15/34	75	73,850
JB Hunt Transport Services Inc., 3.88%, 03/01/26	235	233,211
Kirby Corp., 4.20%, 03/01/28	126	123,838
Norfolk Southern Corp.
2.30%, 05/15/31	125	109,258
2.55%, 11/01/29	84	76,922
2.90%, 06/15/26	194	190,507
3.00%, 03/15/32	135	119,987
3.15%, 06/01/27	85	82,755
3.80%, 08/01/28	125	122,433
4.45%, 03/01/33	115	111,524
5.05%, 08/01/30	130	132,255
5.55%, 03/15/34	90	93,897
7.80%, 05/15/27	80	85,437
Ryder System Inc.
1.75%, 09/01/26	70	67,151
2.85%, 03/01/27	70	67,624
2.90%, 12/01/26	117	113,583
4.30%, 06/15/27	85	84,338
4.90%, 12/01/29	50	50,258
4.95%, 09/01/29	45	45,288
5.00%, 03/15/30	30	30,256
5.25%, 06/01/28	165	167,945
5.30%, 03/15/27	55	55,739
5.38%, 03/15/29	105	107,511
5.50%, 06/01/29	60	61,714
5.65%, 03/01/28	120	123,378
6.30%, 12/01/28	80	84,394
6.60%, 12/01/33	135	147,567
Union Pacific Corp.
2.15%, 02/05/27	185	177,759
2.38%, 05/20/31	225	198,354
2.40%, 02/05/30	167	150,942
2.75%, 03/01/26	130	127,840
2.80%, 02/14/32	277	245,075
3.00%, 04/15/27	120	116,843
3.70%, 03/01/29	181	175,873
3.95%, 09/10/28	239	235,434
4.50%, 01/20/33	200	196,321
5.10%, 02/20/35	150	151,990
6.63%, 02/01/29	80	86,544
89
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
United Parcel Service Inc.
2.40%, 11/15/26	$166	$160,951
2.50%, 09/01/29	102	93,911
3.05%, 11/15/27	225	217,829
3.40%, 03/15/29	174	167,412
4.45%, 04/01/30	178	177,783
4.88%, 03/03/33	195	195,877
5.15%, 05/22/34	205	208,427
Walmart Inc.
1.05%, 09/17/26	305	290,684
1.50%, 09/22/28	292	265,987
1.80%, 09/22/31	400	341,826
3.95%, 09/09/27	274	272,800
		11,072,937
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	90	75,305
3.25%, 09/15/26	97	95,072
3.50%, 03/15/28	47	45,428
3.50%, 06/01/32	90	81,301
3.85%, 03/30/27	97	95,450
4.00%, 06/30/30	130	124,971
4.55%, 11/07/28	95	94,741
4.70%, 04/01/29	148	147,331
4.90%, 03/15/33	80	79,010
5.40%, 03/15/27	70	70,900
5.45%, 09/15/33	120	122,272
5.50%, 06/15/35	50	50,663
6.05%, 03/15/34	130	137,573
6.90%, 05/01/34	85	95,045
		1,315,062
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	85	81,647
3.38%, 01/20/27(b)	75	72,418
		154,065
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	165	142,350
2.80%, 05/01/30	177	161,573
2.95%, 09/01/27	174	167,721
3.45%, 06/01/29	142	135,534
3.75%, 09/01/28	197	191,659
4.45%, 06/01/32	165	159,737
5.15%, 03/01/34	110	110,673
5.25%, 03/01/35	175	177,000
Essential Utilities Inc.
2.40%, 05/01/31	115	100,135
2.70%, 04/15/30	146	132,101
3.57%, 05/01/29	132	125,550
4.80%, 08/15/27	100	100,530
5.38%, 01/15/34	75	75,716
United Utilities PLC, 6.88%, 08/15/28	55	58,352
		1,838,631
Total Corporate Bonds & Notes — 30.0% (Cost: $1,008,165,094)		993,718,617
Security	Par (000)	Value
Foreign Government Obligations(f)
Canada — 0.5%
Canada Government International Bonds
0.75%, 05/19/26	$445	$427,618
3.75%, 04/26/28	910	903,039
4.63%, 04/30/29(b)	700	714,911
Export Development Canada
3.00%, 05/25/27	240	234,292
3.75%, 09/07/27	400	397,164
3.88%, 02/14/28	635	631,572
4.13%, 02/13/29	725	725,062
4.38%, 06/29/26	20	20,055
4.75%, 06/05/34	200	206,597
Hydro-Quebec, Series HH, 8.50%, 12/01/29	75	87,589
Province of Alberta Canada
1.30%, 07/22/30	260	222,564
3.30%, 03/15/28	320	311,959
4.50%, 06/26/29	265	267,458
4.50%, 01/24/34	260	258,270
Province of British Columbia Canada
0.90%, 07/20/26	500	478,103
1.30%, 01/29/31	130	109,449
2.25%, 06/02/26	135	131,771
4.20%, 07/06/33	480	468,475
4.75%, 06/12/34	425	429,341
4.80%, 11/15/28	400	407,546
4.90%, 04/24/29	550	562,842
Province of Manitoba Canada
1.50%, 10/25/28	200	181,800
2.13%, 06/22/26	120	116,749
4.30%, 07/27/33	250	245,290
4.90%, 05/31/34	200	204,205
Province of New Brunswick Canada, 3.63%, 02/24/28	125	122,540
Province of Ontario Canada
1.05%, 04/14/26	120	115,896
1.05%, 05/21/27	240	224,104
1.13%, 10/07/30	500	421,405
1.60%, 02/25/31	205	175,509
1.80%, 10/14/31	165	140,460
2.00%, 10/02/29	160	145,051
2.13%, 01/21/32	350	302,663
2.30%, 06/15/26	20	19,522
2.50%, 04/27/26	555	544,190
3.10%, 05/19/27	425	415,105
3.70%, 09/17/29	500	488,247
4.20%, 01/18/29	655	653,650
4.70%, 01/15/30	65	66,142
5.05%, 04/24/34	315	325,405
Province of Quebec Canada
1.35%, 05/28/30	135	116,480
1.90%, 04/21/31	100	86,811
2.50%, 04/20/26	430	421,972
2.75%, 04/12/27	325	315,333
3.63%, 04/13/28	695	683,515
4.25%, 09/05/34	430	418,303
4.50%, 04/03/29	830	837,029
4.50%, 09/08/33	305	304,078
Series PD, 7.50%, 09/15/29	317	358,496
		16,445,627
Schedule of Investments
90

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	$355	$310,144
2.55%, 01/27/32	360	309,368
2.55%, 07/27/33	500	413,491
2.75%, 01/31/27	200	192,802
3.24%, 02/06/28	465	444,865
3.50%, 01/31/34	350	308,728
4.85%, 01/22/29	465	465,596
		2,444,994
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	60	50,545
2.15%, 07/28/31	300	254,410
2.85%, 02/14/30	435	397,349
3.40%, 09/18/29	40	37,838
3.50%, 01/11/28	125	121,148
3.55%, 03/31/32	285	260,146
3.85%, 10/15/30	345	328,227
4.10%, 04/24/28	350	344,296
4.15%, 09/20/27	335	331,301
4.40%, 03/10/29	10	9,867
4.55%, 01/11/28	240	239,532
4.65%, 09/20/32	355	345,750
4.70%, 02/10/34	95	91,965
4.75%, 02/11/29	350	350,289
4.75%, 09/10/34	215	208,017
4.85%, 01/11/33	295	290,406
5.60%, 01/15/35	200	205,897
		3,866,983
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	420	371,954
2.88%, 03/16/26	230	225,812
3.25%, 01/17/28	40	38,161
4.50%, 01/17/33	450	425,117
5.38%, 03/12/29	495	499,192
5.50%, 03/12/34	645	648,745
5.63%, 02/19/35	500	503,039
State of Israel, 2.50%, 01/15/30	250	221,377
		2,933,397
Italy — 0.0%
Republic of Italy Government International Bonds, 2.88%, 10/17/29	410	378,880
Japan — 0.2%
Japan Bank for International Cooperation
1.25%, 01/21/31	335	281,289
1.88%, 07/21/26	270	261,393
1.88%, 04/15/31	610	528,383
2.00%, 10/17/29	210	189,941
2.13%, 02/16/29	255	234,736
2.25%, 11/04/26	350	338,706
2.38%, 04/20/26	285	278,882
2.75%, 11/16/27	320	307,975
2.88%, 06/01/27	305	295,822
2.88%, 07/21/27	250	242,337
3.25%, 07/20/28	200	193,953
3.50%, 10/31/28	205	199,908
4.25%, 04/27/26	500	499,433
4.38%, 10/05/27	205	205,869
Security	Par (000)	Value
Japan (continued)
4.38%, 01/24/31	$250	$249,781
4.63%, 07/22/27	320	322,788
4.63%, 07/19/28	335	339,206
4.63%, 04/17/34	215	217,819
4.88%, 10/18/28	45	45,979
Japan International Cooperation Agency
1.00%, 07/22/30	200	167,627
2.75%, 04/27/27	200	193,382
3.25%, 05/25/27	200	195,220
3.38%, 06/12/28	210	204,004
4.00%, 05/23/28	100	99,182
4.75%, 05/21/29	210	213,061
		6,306,676
Mexico — 0.2%
Mexico Government International Bonds
2.66%, 05/24/31	795	668,575
3.25%, 04/16/30	460	413,677
3.50%, 02/12/34	645	531,184
3.75%, 01/11/28	410	396,200
4.15%, 03/28/27	502	493,999
4.50%, 04/22/29	675	653,896
4.75%, 04/27/32	550	512,801
4.88%, 05/19/33	500	461,551
5.00%, 05/07/29	220	216,895
5.40%, 02/09/28	275	276,767
6.35%, 02/09/35	500	503,775
6.75%, 09/27/34	345	363,210
7.50%, 04/08/33	195	214,664
8.30%, 08/15/31	177	206,341
11.50%, 05/15/26	80	86,193
		5,999,728
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	535	390,586
3.16%, 01/23/30	325	280,794
3.30%, 01/19/33	225	176,610
3.88%, 03/17/28	205	193,277
6.40%, 02/14/35	475	449,819
7.50%, 03/01/31	230	238,660
8.88%, 09/30/27	200	215,417
9.38%, 04/01/29	160	177,675
		2,122,838
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	245	190,631
2.78%, 01/23/31	675	590,960
2.84%, 06/20/30	155	138,754
3.00%, 01/15/34	500	414,155
4.13%, 08/25/27	195	192,953
8.75%, 11/21/33	460	558,444
		2,085,897
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	10	10,822
Philippines Government International Bonds
1.65%, 06/10/31	380	314,061
1.95%, 01/06/32	265	218,826
2.46%, 05/05/30	305	273,273
3.00%, 02/01/28	475	453,178
3.23%, 03/29/27	115	112,021
91
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
3.56%, 09/29/32	$45	$40,856
3.75%, 01/14/29	355	342,602
4.38%, 03/05/30	40	39,354
4.63%, 07/17/28	200	199,925
5.00%, 07/17/33	385	383,049
5.17%, 10/13/27	70	70,998
5.25%, 05/14/34	105	105,584
5.50%, 03/30/26	417	421,190
5.61%, 04/13/33	275	283,925
6.38%, 01/15/32	205	220,692
6.38%, 10/23/34	400	434,706
7.75%, 01/14/31	190	217,863
9.50%, 02/02/30	342	411,087
		4,554,012
Poland — 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	517	510,321
4.63%, 03/18/29	245	244,268
4.88%, 10/04/33	570	560,479
5.13%, 09/18/34	615	612,268
5.38%, 02/12/35	500	505,286
5.50%, 11/16/27	170	173,889
5.75%, 11/16/32	365	381,157
		2,987,668
South Korea — 0.2%
Export-Import Bank of Korea
1.25%, 09/21/30	215	181,619
1.38%, 02/09/31(b)	550	460,965
1.63%, 01/18/27	220	209,473
2.13%, 01/18/32	35	29,854
2.38%, 04/21/27	175	168,144
2.63%, 05/26/26	215	210,499
3.25%, 08/12/26	235	231,299
4.00%, 09/11/27	45	44,686
4.00%, 09/11/29	55	54,121
4.13%, 10/17/27	10	9,953
4.25%, 09/15/27	235	234,624
4.50%, 01/11/29	205	205,827
4.50%, 09/15/32	200	197,801
4.63%, 01/11/34	200	198,919
5.00%, 01/11/28	185	188,263
5.13%, 09/18/28	295	302,354
5.13%, 01/11/33	390	401,066
5.13%, 09/18/33	30	30,890
Korea Development Bank (The)
1.38%, 04/25/27	50	47,034
4.25%, 09/08/32	200	194,493
4.38%, 02/15/33	320	313,190
4.50%, 02/15/29	200	200,975
4.63%, 02/15/27	400	402,393
5.38%, 10/23/28	185	191,388
5.63%, 10/23/33	325	346,158
Korea International Bonds
1.00%, 09/16/30	70	58,928
1.75%, 10/15/31	10	8,526
2.50%, 06/19/29	245	228,679
2.75%, 01/19/27	320	311,767
3.50%, 09/20/28	205	199,830
4.50%, 07/03/29	240	242,767
		6,106,485
Security	Par (000)	Value
Supranational — 2.1%
African Development Bank
0.88%, 03/23/26	$437	$422,242
0.88%, 07/22/26	510	488,039
3.50%, 09/18/29	480	468,313
4.38%, 11/03/27	580	584,739
4.38%, 03/14/28	435	438,954
4.63%, 01/04/27	545	549,992
Asian Development Bank
0.75%, 10/08/30	210	174,859
1.00%, 04/14/26	1,220	1,178,772
1.25%, 06/09/28	330	301,919
1.50%, 01/20/27	890	848,903
1.50%, 03/04/31	420	361,043
1.75%, 08/14/26	160	154,790
1.75%, 09/19/29	403	364,253
1.88%, 03/15/29	155	142,349
1.88%, 01/24/30	422	380,627
2.00%, 04/24/26	370	361,246
2.38%, 08/10/27	30	28,853
2.50%, 11/02/27	354	340,353
2.63%, 01/12/27	320	311,748
2.75%, 01/19/28	430	414,982
3.13%, 08/20/27	1,090	1,066,768
3.13%, 09/26/28	210	203,644
3.13%, 04/27/32	192	179,369
3.63%, 08/28/29	835	819,225
3.75%, 04/25/28	810	802,850
3.88%, 09/28/32	215	210,433
3.88%, 06/14/33	515	500,838
4.00%, 01/12/33	515	506,418
4.13%, 01/12/27	290	290,244
4.13%, 01/12/34	500	493,835
4.38%, 03/06/29	855	864,098
4.50%, 08/25/28	670	679,259
4.88%, 05/21/26	925	933,441
5.82%, 06/16/28	155	162,882
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	135	134,062
4.00%, 01/18/28	220	219,791
4.25%, 03/13/34	400	398,497
4.50%, 01/16/30	145	147,425
4.88%, 09/14/26	155	156,790
Corp. Andina de Fomento
4.13%, 01/07/28	200	198,684
5.00%, 01/24/29	310	315,439
6.00%, 04/26/27	330	340,700
Council of Europe Development Bank
0.88%, 09/22/26	5	4,761
4.13%, 01/24/29	270	270,148
4.50%, 01/15/30	100	101,709
4.63%, 06/11/27	90	91,031
European Bank for Reconstruction & Development
4.13%, 01/25/29	785	785,461
4.25%, 03/13/34	355	353,295
4.38%, 03/09/28	435	438,929
European Investment Bank
0.38%, 03/26/26	999	959,991
0.63%, 10/21/27	175	160,307
0.75%, 10/26/26	530	502,346
0.75%, 09/23/30	185	154,485
0.88%, 05/17/30	365	310,285
Schedule of Investments
92

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.25%, 02/14/31	$965	$819,360
1.38%, 03/15/27	1,140	1,080,797
1.63%, 10/09/29	170	152,677
1.63%, 05/13/31	60	51,794
1.75%, 03/15/29	670	612,519
2.13%, 04/13/26	235	230,059
2.38%, 05/24/27	499	481,259
3.25%, 11/15/27	500	490,251
3.63%, 07/15/30	740	722,442
3.75%, 11/15/29	1,000	985,096
3.75%, 02/14/33	1,140	1,104,466
3.88%, 03/15/28	1,240	1,234,535
4.00%, 02/15/29	1,000	997,241
4.13%, 02/13/34	950	936,932
4.38%, 03/19/27	905	910,599
4.38%, 10/10/31	930	940,380
4.50%, 10/16/28	975	989,170
4.50%, 03/14/30	110	111,915
4.63%, 02/12/35	270	276,319
4.75%, 06/15/29	1,065	1,092,637
Inter-American Development Bank
0.63%, 09/16/27	250	229,613
0.88%, 04/20/26	890	858,606
1.13%, 07/20/28	745	676,603
1.13%, 01/13/31	850	716,347
1.50%, 01/13/27	685	653,611
2.00%, 06/02/26	455	443,372
2.00%, 07/23/26	299	290,673
2.25%, 06/18/29	668	619,589
2.38%, 07/07/27	611	588,303
3.13%, 09/18/28	705	683,258
3.50%, 09/14/29	695	678,282
3.50%, 04/12/33	540	511,830
3.63%, 09/17/31	510	493,345
4.00%, 01/12/28	740	739,059
4.13%, 02/15/29	935	936,089
4.38%, 02/01/27	400	402,142
4.38%, 07/17/34	585	586,940
4.50%, 05/15/26	425	426,823
4.50%, 02/15/30	100	101,713
4.50%, 09/13/33	485	491,833
Inter-American Investment Corp.
3.63%, 02/17/27	130	128,696
4.13%, 02/15/28	10	10,001
4.25%, 02/14/29	170	170,379
4.75%, 09/19/28	130	132,571
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,135	1,039,577
0.75%, 08/26/30	845	706,056
0.88%, 07/15/26	75	71,842
0.88%, 05/14/30	1,195	1,015,283
1.13%, 09/13/28	1,150	1,039,833
1.25%, 02/10/31	973	824,087
1.38%, 04/20/28	1,160	1,069,411
1.63%, 11/03/31	1,235	1,050,835
1.75%, 10/23/29	724	652,973
1.88%, 10/27/26	350	337,884
2.50%, 11/22/27	485	466,026
2.50%, 03/29/32	305	272,981
3.13%, 06/15/27	925	906,511
Security	Par (000)	Value
Supranational (continued)
3.50%, 07/12/28	$1,185	$1,164,002
3.63%, 09/21/29	635	622,644
3.88%, 10/16/29	375	371,466
3.88%, 02/14/30	1,270	1,256,521
3.88%, 08/28/34	950	916,966
4.00%, 08/27/26	730	729,349
4.00%, 07/25/30	640	635,871
4.00%, 01/10/31	1,210	1,198,547
4.50%, 04/10/31	560	569,127
4.63%, 08/01/28	875	890,482
4.63%, 01/15/32	160	163,667
4.75%, 04/10/26	630	634,108
4.75%, 11/14/33	820	845,800
Series GDIF, 4.75%, 07/30/29	25	24,963
Series GDIF, 5.17%, 04/24/29	25	25,315
Series GDIF, 5.75%, 05/02/34	25	25,224
International Finance Corp.
0.75%, 10/08/26	295	280,019
0.75%, 08/27/30	85	71,095
2.13%, 04/07/26	24	23,484
4.25%, 07/02/29	380	382,484
4.38%, 01/15/27	170	170,919
4.50%, 07/13/28	370	375,203
Nordic Investment Bank
3.38%, 09/08/27	97	95,453
4.25%, 02/28/29	120	120,542
4.38%, 03/14/28	155	156,366
		69,067,458
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	225	216,443
3.75%, 09/13/27	300	297,474
4.13%, 06/14/28	295	294,911
4.25%, 02/01/29	220	220,250
4.88%, 09/14/26	55	55,543
4.88%, 10/04/30	330	339,862
		1,424,483
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	450	448,327
4.38%, 01/23/31	413	404,336
5.75%, 10/28/34	235	243,903
		1,096,566
Total Foreign Government Obligations — 3.9% (Cost: $130,927,649)		127,821,692
Municipal Debt Obligations
California — 0.1%
California Earthquake Authority RB, Class A,5.60%, 07/01/27	200	201,859
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32	40	38,796
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	120	120,974
State of California GO
1.70%, 02/01/28(b)	100	93,124
2.50%, 10/01/29	550	508,201
4.50%, 08/01/29	200	201,258
93
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
5.75%, 10/01/31	$100	$106,661
6.00%, 03/01/33	20	21,638
University of California RB
Series BD, 3.35%, 07/01/29	190	183,169
Series BG, 0.88%, 05/15/25	240	238,203
Series BG, 1.32%, 05/15/27	195	183,040
Series BG, 1.61%, 05/15/30	250	216,913
		2,113,836
Florida — 0.0%
State Board of Administration Finance Corp. RB
2.15%, 07/01/30	300	265,391
Class A,5.53%, 07/01/34	200	205,940
		471,331
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,591	1,592,695
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	48	47,394
5.08%, 06/01/31	156	157,586
		204,980
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	250	251,959
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	319,166
		571,125
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A,7.43%, 02/15/29 (NPFGC)	300	317,505
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	163	165,605
Series B, 5.68%, 06/30/28 (NPFGC)	255	259,645
		425,250
Texas — 0.0%
Texas Department of Transportation State Highway Fund RB, First Class,5.18%, 04/01/30	610	620,688
Total Municipal Debt Obligations — 0.2% (Cost: $6,445,346)		6,317,410
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.7%
Federal Home Loan Banks
0.38%, 09/04/25	75	73,544
0.50%, 04/14/25	730	726,794
1.00%, 03/23/26	127	122,385
2.38%, 03/14/25	50	49,968
3.00%, 03/10/28	75	72,784
3.13%, 06/13/25	3,730	3,716,015
3.25%, 06/09/28	300	292,832
3.25%, 11/16/28(b)	2,470	2,410,776
4.13%, 01/15/27	50	50,107
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	1,000	984,925
0.38%, 09/23/25	975	954,049
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
6.25%, 07/15/32	$500	$565,772
6.75%, 09/15/29	50	55,568
6.75%, 03/15/31	1,075	1,223,380
Federal National Mortgage Association
0.38%, 08/25/25	21	20,612
0.50%, 06/17/25	2,287	2,262,139
0.63%, 04/22/25	270	268,635
0.75%, 10/08/27(b)	1,807	1,664,481
0.88%, 12/18/26	60	56,594
0.88%, 08/05/30	2,550	2,157,216
1.88%, 09/24/26	2,591	2,507,609
2.13%, 04/24/26	25	24,467
6.03%, 10/08/27	320	335,286
6.25%, 05/15/29	1,285	1,394,998
6.63%, 11/15/30	1,075	1,210,720
7.13%, 01/15/30	25	28,389
7.25%, 05/15/30	170	195,098
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	50	48,923
		23,474,066
U.S. Government Obligations — 63.9%
U.S. Treasury Note/Bond
0.38%, 01/31/26	4,700	4,540,824
0.50%, 02/28/26	13,100	12,637,918
0.50%, 04/30/27	2,000	1,856,719
0.50%, 05/31/27	7,900	7,313,055
0.50%, 06/30/27	4,000	3,693,125
0.50%, 10/31/27	10,100	9,219,406
0.63%, 07/31/26	19,200	18,306,000
0.63%, 03/31/27	3,850	3,594,035
0.63%, 11/30/27	20,000	18,271,875
0.63%, 12/31/27	5,200	4,737,688
0.63%, 05/15/30	10,000	8,409,375
0.75%, 03/31/26	8,700	8,394,141
0.75%, 04/30/26	9,400	9,045,664
0.75%, 05/31/26	13,640	13,092,802
0.75%, 08/31/26	19,000	18,101,211
0.75%, 01/31/28	9,000	8,208,984
0.88%, 06/30/26	14,600	14,004,023
0.88%, 09/30/26	9,000	8,569,688
0.88%, 11/15/30	10,000	8,396,875
1.00%, 07/31/28	13,000	11,772,109
1.13%, 10/31/26	16,000	15,260,000
1.13%, 02/28/27	2,800	2,647,531
1.13%, 02/29/28	10,000	9,202,344
1.13%, 08/31/28	27,300	24,768,352
1.13%, 02/15/31	20,500	17,365,742
1.25%, 11/30/26	15,100	14,402,805
1.25%, 12/31/26	20,000	19,037,500
1.25%, 03/31/28	11,500	10,599,766
1.25%, 04/30/28	10,000	9,194,531
1.25%, 05/31/28	11,000	10,090,781
1.25%, 06/30/28	10,500	9,610,781
1.25%, 09/30/28	24,500	22,279,687
1.25%, 08/15/31	37,500	31,497,070
1.38%, 08/31/26	3,258	3,133,407
1.38%, 10/31/28	11,190	10,201,259
1.38%, 12/31/28	8,500	7,713,086
1.38%, 11/15/31	25,600	21,532,000
1.50%, 01/31/27	20,620	19,677,602
1.50%, 11/30/28	14,500	13,252,774
Schedule of Investments
94

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.50%, 02/15/30	$11,200	$9,936,500
1.63%, 02/15/26	11,700	11,422,582
1.63%, 05/15/26	12,000	11,655,938
1.63%, 09/30/26	4,000	3,855,313
1.63%, 11/30/26	8,400	8,064,984
1.63%, 05/15/31	23,000	19,929,141
1.75%, 12/31/26	8,000	7,685,625
1.75%, 01/31/29	10,750	9,879,922
1.88%, 06/30/26	3,000	2,915,859
1.88%, 07/31/26	6,000	5,822,344
1.88%, 02/28/27	10,000	9,596,875
1.88%, 02/28/29	10,000	9,220,312
1.88%, 02/15/32	24,710	21,385,733
2.00%, 11/15/26	12,400	11,990,703
2.25%, 03/31/26	6,000	5,883,047
2.25%, 02/15/27	8,900	8,609,359
2.25%, 08/15/27	8,000	7,679,375
2.25%, 11/15/27	12,710	12,150,959
2.38%, 05/15/27	11,000	10,627,031
2.38%, 03/31/29	9,000	8,450,156
2.38%, 05/15/29	11,000	10,311,641
2.50%, 03/31/27	11,000	10,677,734
2.63%, 05/31/27	10,041	9,749,281
2.63%, 02/15/29	12,922	12,274,891
2.63%, 07/31/29	9,500	8,971,563
2.75%, 04/30/27	13,400	13,059,766
2.75%, 07/31/27	7,360	7,153,000
2.75%, 02/15/28	8,990	8,687,290
2.75%, 05/31/29	18,000	17,121,094
2.75%, 08/15/32	18,390	16,778,002
2.88%, 05/15/28	9,000	8,702,578
2.88%, 08/15/28	25,150	24,254,031
2.88%, 04/30/29	11,000	10,526,484
2.88%, 05/15/32	21,120	19,493,100
3.13%, 08/31/27	10,000	9,796,875
3.13%, 11/15/28	14,500	14,067,266
3.13%, 08/31/29	13,000	12,525,703
3.25%, 06/30/27	10,000	9,842,969
3.25%, 06/30/29	8,600	8,339,313
3.38%, 09/15/27	9,421	9,287,045
3.38%, 05/15/33	22,450	21,246,820
3.50%, 09/30/26	11,043	10,955,001
3.50%, 01/31/28	7,500	7,402,734
3.50%, 04/30/28	5,000	4,928,125
3.50%, 09/30/29	9,931	9,720,742
3.50%, 01/31/30	9,500	9,280,312
3.50%, 04/30/30	14,500	14,138,633
3.50%, 02/15/33	24,000	22,965,000
3.63%, 05/15/26	4,626	4,601,063
3.63%, 03/31/28	13,350	13,215,457
3.63%, 05/31/28	10,000	9,891,406
3.63%, 08/31/29	11,336	11,160,646
3.63%, 03/31/30	7,900	7,753,109
3.63%, 09/30/31	8,409	8,183,008
3.75%, 08/31/26	11,302	11,253,878
3.75%, 08/15/27	10,583	10,526,778
3.75%, 12/31/28	9,470	9,384,918
3.75%, 05/31/30	11,000	10,850,469
3.75%, 06/30/30	11,026	10,873,531
3.75%, 12/31/30	6,462	6,356,993
3.75%, 08/31/31	7,208	7,067,782
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 10/15/27	$12,014	$11,983,965
3.88%, 11/30/27	19,940	19,885,477
3.88%, 12/31/27	3,000	2,992,500
3.88%, 09/30/29	17,160	17,058,112
3.88%, 11/30/29	19,430	19,310,081
3.88%, 12/31/29	28,000	27,818,438
3.88%, 08/15/33	26,899	26,352,614
3.88%, 08/15/34	24,598	23,990,737
4.00%, 02/15/26	8,000	7,987,188
4.00%, 01/15/27	8,747	8,745,975
4.00%, 12/15/27	11,895	11,905,222
4.00%, 02/29/28	12,000	12,007,500
4.00%, 06/30/28	15,192	15,200,308
4.00%, 01/31/29	9,877	9,875,457
4.00%, 07/31/29	11,314	11,311,348
4.00%, 10/31/29	8,700	8,691,164
4.00%, 02/28/30	23,913	23,905,527
4.00%, 07/31/30	13,000	12,972,578
4.00%, 01/31/31	6,636	6,612,670
4.00%, 02/15/34	24,780	24,443,147
4.13%, 06/15/26	29,817	29,843,789
4.13%, 10/31/26	8,975	8,989,725
4.13%, 01/31/27	2,430	2,435,316
4.13%, 02/15/27	10,783	10,808,694
4.13%, 09/30/27	4,000	4,015,313
4.13%, 10/31/27	9,940	9,977,275
4.13%, 11/15/27	11,329	11,371,484
4.13%, 07/31/28	11,000	11,048,984
4.13%, 03/31/29	10,850	10,896,621
4.13%, 10/31/29	9,966	10,013,494
4.13%, 11/30/29	6,649	6,683,803
4.13%, 08/31/30	7,612	7,638,166
4.13%, 03/31/31	7,208	7,226,583
4.13%, 07/31/31	8,460	8,477,845
4.13%, 10/31/31	8,346	8,359,041
4.13%, 11/30/31	7,366	7,376,358
4.13%, 02/29/32	5,643	5,650,054
4.13%, 11/15/32	22,000	22,006,875
4.25%, 11/30/26	8,891	8,925,730
4.25%, 12/31/26	8,046	8,079,944
4.25%, 02/28/27	2,838	2,845,428
4.25%, 03/15/27	11,596	11,653,074
4.25%, 01/15/28	7,943	8,002,573
4.25%, 02/15/28	4,190	4,223,062
4.25%, 02/28/29	10,395	10,487,580
4.25%, 06/30/29	11,370	11,476,594
4.25%, 01/31/30	14,328	14,477,996
4.25%, 02/28/31	6,705	6,768,383
4.25%, 06/30/31	8,064	8,137,080
4.25%, 11/15/34	21,593	21,677,348
4.38%, 07/31/26	11,264	11,315,040
4.38%, 08/15/26	22,800	22,905,984
4.38%, 12/15/26	8,165	8,214,755
4.38%, 07/15/27	11,100	11,198,859
4.38%, 08/31/28	11,197	11,334,338
4.38%, 11/30/28	8,972	9,086,954
4.38%, 12/31/29	11,444	11,624,601
4.38%, 11/30/30	6,370	6,471,522
4.38%, 01/31/32	4,571	4,645,993
4.38%, 05/15/34	23,880	24,215,812
4.50%, 07/15/26	25,790	25,942,121
95
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 04/15/27	$13,397	$13,534,110
4.50%, 05/15/27	13,679	13,825,408
4.50%, 05/31/29	11,370	11,587,629
4.50%, 12/31/31	7,545	7,724,194
4.50%, 11/15/33	27,405	28,060,151
4.63%, 03/15/26	9,300	9,344,684
4.63%, 06/30/26	11,419	11,501,520
4.63%, 09/15/26	9,918	10,005,170
4.63%, 10/15/26	12,149	12,260,524
4.63%, 11/15/26	8,197	8,277,049
4.63%, 06/15/27	11,404	11,564,369
4.63%, 09/30/28	8,337	8,509,602
4.63%, 04/30/29	11,369	11,635,461
4.63%, 09/30/30	9,072	9,327,859
4.63%, 04/30/31	7,835	8,066,989
4.63%, 05/31/31	8,404	8,652,837
4.63%, 02/15/35	14,539	15,038,778
4.88%, 05/31/26	10,678	10,779,775
4.88%, 10/31/28	8,906	9,169,005
4.88%, 10/31/30	7,506	7,813,277
5.25%, 11/15/28	950	988,520
5.25%, 02/15/29	150	157,090
5.38%, 02/15/31	500	533,320
5.50%, 08/15/28	8,500	8,918,359
6.00%, 02/15/26	500	508,203
6.13%, 08/15/29	1,000	1,084,531
6.50%, 11/15/26	4,000	4,170,156
		2,116,389,093
Total U.S. Government & Agency Obligations — 64.6% (Cost: $2,190,080,379)		2,139,863,159
Total Long-Term Investments — 98.7% (Cost: $3,335,618,468)		3,267,720,878
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(g)(h)(i)	23,725,200	$23,725,200
Total Short-Term Securities — 0.7% (Cost: $23,725,200)		23,725,200
Total Investments — 99.4% (Cost: $3,359,343,668)		3,291,446,078
Other Assets Less Liabilities — 0.6%		21,040,941
Net Assets — 100.0%		$3,312,487,019

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$52,997,739	$—	$(29,272,539)(a)	$—	$—	$23,725,200	23,725,200	$770,732 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
96

Schedule of Investments (continued)
February 28, 2025
iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$993,718,617	$—	$993,718,617
Foreign Government Obligations	—	127,821,692	—	127,821,692
Municipal Debt Obligations	—	6,317,410	—	6,317,410
U.S. Government & Agency Obligations	—	2,139,863,159	—	2,139,863,159
Short-Term Securities
Money Market Funds	23,725,200	—	—	23,725,200
	$23,725,200	$3,267,720,878	$—	$3,291,446,078
See notes to financial statements.
97
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.7%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$23	$22,035
2.00%, 05/01/28	5	4,580
2.00%, 08/01/28	78	75,737
2.00%, 09/01/28	44	42,490
2.00%, 12/01/28	17	16,609
2.00%, 01/01/30	72	68,725
2.50%, 12/01/25	25	25,254
2.50%, 03/01/27	9	8,735
2.50%, 06/01/27	12	11,329
2.50%, 07/01/27	101	98,973
2.50%, 08/01/27	192	187,616
2.50%, 09/01/27	212	207,862
2.50%, 11/01/27	105	102,322
2.50%, 12/01/27	2	1,803
2.50%, 01/01/28	3	3,124
2.50%, 02/01/28	1,520	1,483,878
2.50%, 03/01/28	209	204,602
2.50%, 04/01/28	157	153,477
2.50%, 05/01/28	34	31,753
2.50%, 06/01/28	50	48,427
2.50%, 07/01/28	129	126,403
2.50%, 09/01/28	42	41,352
2.50%, 07/01/29	690	671,792
2.50%, 08/01/29	35	34,433
2.50%, 10/01/29	91	88,232
2.50%, 12/01/29	545	526,459
2.50%, 01/01/30	2,711	2,646,341
2.50%, 02/01/30	322	311,093
2.50%, 03/01/30	1,783	1,719,325
2.50%, 04/01/30	2,308	2,220,179
2.50%, 05/01/30	2,231	2,152,949
2.50%, 06/01/30	6,238	6,004,139
2.50%, 07/01/30	431	415,323
2.50%, 08/01/30	192	184,699
2.50%, 09/01/30	194	187,321
2.50%, 10/01/30	4	4,177
2.50%, 12/01/30	8	7,762
2.50%, 01/01/31	26	25,219
2.50%, 04/01/31	3	2,405
2.50%, 06/01/31	596	571,994
2.50%, 08/01/31	681	651,988
2.50%, 09/01/31	592	567,426
2.50%, 10/01/31	3,058	2,921,528
2.50%, 11/01/31	3,482	3,324,934
2.50%, 12/01/31	8,840	8,433,002
2.50%, 01/01/32	12,195	11,624,499
2.50%, 02/01/32	6,899	6,583,505
2.50%, 07/01/32	879	836,420
2.50%, 08/01/32	1,004	952,714
2.50%, 09/01/32	4,193	3,999,607
2.50%, 10/01/32	812	770,964
2.50%, 11/01/32	7,814	7,407,404
2.50%, 12/01/32	444	420,868
2.50%, 01/01/33	4,190	3,977,905
2.50%, 02/01/33	647	614,731
2.50%, 04/01/33	783	740,002
2.50%, 08/01/33	264	247,232
2.50%, 06/01/34	300	281,345
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 01/01/43	$50	$44,097
2.50%, 02/01/43	557	489,574
2.50%, 03/01/43	77	67,675
2.50%, 04/01/43	308	270,569
2.50%, 06/01/43	239	210,215
2.50%, 07/01/43	986	867,379
2.50%, 08/01/43	106	93,447
2.50%, 04/01/45	82	70,955
2.50%, 07/01/45	13	11,224
2.50%, 01/01/46	113	97,300
2.50%, 11/01/46	59	50,558
2.50%, 12/01/46	818	705,723
2.50%, 01/01/47	834	720,181
2.50%, 02/01/47	13	11,552
2.50%, 03/01/47	1,757	1,516,184
3.00%, 12/01/25	1	796
3.00%, 01/01/26	1	1,282
3.00%, 10/01/26	41	40,117
3.00%, 11/01/26	57	56,261
3.00%, 12/01/26	42	41,443
3.00%, 01/01/27	3	2,853
3.00%, 02/01/27	139	136,362
3.00%, 03/01/27	2	2,341
3.00%, 04/01/27	209	206,818
3.00%, 05/01/27	917	903,379
3.00%, 06/01/27	333	328,546
3.00%, 07/01/27	42	41,030
3.00%, 08/01/27	103	101,216
3.00%, 09/01/27	1,003	985,727
3.00%, 11/01/27	172	168,539
3.00%, 12/01/27	94	92,183
3.00%, 01/01/28	26	25,432
3.00%, 04/01/28	10	10,001
3.00%, 05/01/28	121	118,421
3.00%, 06/01/28	276	271,307
3.00%, 07/01/28	2	2,412
3.00%, 09/01/28	762	747,219
3.00%, 10/01/28	152	148,840
3.00%, 11/01/28	28	26,968
3.00%, 01/01/29	105	103,039
3.00%, 04/01/29	1,201	1,175,028
3.00%, 05/01/29	2,174	2,123,058
3.00%, 06/01/29	179	174,788
3.00%, 07/01/29	226	221,249
3.00%, 09/01/29	13	13,109
3.00%, 10/01/29	59	57,235
3.00%, 11/01/29	514	500,489
3.00%, 12/01/29	590	575,263
3.00%, 01/01/30	100	97,939
3.00%, 02/01/30	985	961,985
3.00%, 03/01/30	175	169,113
3.00%, 05/01/30	1,231	1,197,614
3.00%, 06/01/30	1,509	1,470,498
3.00%, 07/01/30	965	938,204
3.00%, 08/01/30	213	205,727
3.00%, 09/01/30	1,270	1,234,361
3.00%, 10/01/30	239	232,560
3.00%, 11/01/30	464	450,757
3.00%, 12/01/30	315	306,034
3.00%, 01/01/31	602	584,903
3.00%, 02/01/31	2,184	2,118,213
Schedule of Investments
98

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/31	$1,270	$1,230,867
3.00%, 05/01/31	3,241	3,140,425
3.00%, 06/01/31	2,811	2,722,898
3.00%, 07/01/31	279	269,436
3.00%, 09/01/31	645	624,314
3.00%, 10/01/31	87	84,839
3.00%, 12/01/31	297	287,532
3.00%, 01/01/32	1,121	1,082,771
3.00%, 02/01/32	310	299,062
3.00%, 03/01/32	2,512	2,430,130
3.00%, 07/01/32	230	221,513
3.00%, 08/01/32	653	629,548
3.00%, 09/01/32	1,693	1,630,883
3.00%, 10/01/32	263	252,855
3.00%, 11/01/32	3,330	3,210,732
3.00%, 12/01/32	3,029	2,918,241
3.00%, 01/01/33	2,459	2,366,094
3.00%, 02/01/33	1,741	1,676,744
3.00%, 03/01/33	42	40,347
3.00%, 05/01/33	5,544	5,312,763
3.00%, 07/01/33	1,041	1,004,309
3.00%, 08/01/33	394	377,928
3.00%, 11/01/33	253	242,648
3.00%, 03/01/42	16	14,642
3.00%, 08/01/42	5	4,522
3.00%, 10/01/42	526	479,880
3.00%, 11/01/42	11,329	10,338,747
3.00%, 12/01/42	38	34,616
3.00%, 01/01/43	4,054	3,699,526
3.00%, 02/01/43	2,860	2,610,185
3.00%, 03/01/43	883	804,709
3.00%, 04/01/43	537	489,070
3.00%, 05/01/43	1,310	1,192,342
3.00%, 06/01/43	764	695,703
3.00%, 07/01/43	1,619	1,473,940
3.00%, 08/01/43	710	645,264
3.00%, 09/01/43	1,903	1,731,001
3.00%, 10/01/43	863	787,575
3.00%, 04/01/44	43	38,243
3.00%, 01/01/45	6	5,419
3.00%, 02/01/45	1,172	1,056,581
3.00%, 03/01/45	198	177,369
3.00%, 04/01/45	19,458	17,394,157
3.00%, 05/01/45	5,853	5,215,354
3.00%, 06/01/45	717	641,342
3.00%, 07/01/45	2,297	2,053,614
3.00%, 08/01/45	474	425,629
3.00%, 10/01/45	136	121,448
3.00%, 11/01/45	480	431,879
3.00%, 12/01/45	4,666	4,172,477
3.00%, 01/01/46	1,370	1,225,229
3.00%, 02/01/46	98	88,112
3.00%, 03/01/46	15,444	13,801,584
3.00%, 04/01/46	409	365,445
3.00%, 05/01/46	405	362,142
3.00%, 06/01/46	857	769,492
3.00%, 07/01/46	443	395,744
3.00%, 08/01/46	11,888	10,634,521
3.00%, 09/01/46	9,596	8,666,620
3.00%, 10/01/46	22,008	19,704,893
3.00%, 11/01/46	23,323	20,846,800
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/46	$38,595	$34,508,986
3.00%, 01/01/47	9,064	8,107,484
3.00%, 02/01/47	42,993	38,501,373
3.00%, 03/01/47	776	693,036
3.00%, 04/01/47	1,092	960,669
3.00%, 05/01/47	12,773	11,450,640
3.00%, 06/01/47	12,247	10,944,412
3.00%, 07/01/47	11,089	9,909,700
3.00%, 08/01/47	1,962	1,753,528
3.00%, 10/01/47	3,564	3,185,038
3.00%, 11/01/47	311	277,889
3.00%, 12/01/47	575	517,015
3.00%, 01/01/48	2,230	1,994,941
3.00%, 02/01/48	732	656,136
3.00%, 07/01/48	296	262,431
3.00%, 10/01/48	357	316,506
3.00%, 11/01/48	606	536,926
3.50%, 10/01/25	6	6,974
3.50%, 10/01/25	0 (a)	120
3.50%, 11/01/25	242	239,320
3.50%, 11/01/25	0 (a)	850
3.50%, 12/01/25	3	2,451
3.50%, 12/01/25	0 (a)	167
3.50%, 01/01/26	8	7,723
3.50%, 02/01/26	31	30,621
3.50%, 03/01/26	96	95,214
3.50%, 04/01/26	11	10,588
3.50%, 05/01/26	6	5,789
3.50%, 06/01/26	40	39,380
3.50%, 06/01/26	0 (a)	154
3.50%, 07/01/26	75	74,059
3.50%, 07/01/26	0 (a)	288
3.50%, 08/01/26	92	91,181
3.50%, 09/01/26	2	2,104
3.50%, 10/01/26	120	119,167
3.50%, 01/01/27	7	6,623
3.50%, 02/01/27	1	562
3.50%, 03/01/27	37	36,992
3.50%, 04/01/27	6	5,459
3.50%, 01/01/28	114	112,093
3.50%, 12/01/28	29	29,077
3.50%, 02/01/29	8	7,932
3.50%, 03/01/29	6	5,587
3.50%, 06/01/29	574	565,195
3.50%, 07/01/29	57	56,044
3.50%, 08/01/29	69	68,155
3.50%, 09/01/29	11	11,089
3.50%, 10/01/29	501	493,231
3.50%, 11/01/29	8	8,136
3.50%, 01/01/30	8	7,804
3.50%, 06/01/30	75	73,719
3.50%, 09/01/30	11	10,594
3.50%, 05/01/31	1,111	1,091,780
3.50%, 01/01/32	720	705,076
3.50%, 03/01/32	96	93,485
3.50%, 04/01/32	1,141	1,115,084
3.50%, 05/01/32	1,150	1,123,615
3.50%, 06/01/32	1,086	1,060,411
3.50%, 07/01/32	1,269	1,237,846
3.50%, 09/01/32	532	519,476
3.50%, 10/01/32	3,153	3,082,162
99
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/01/33	$641	$624,932
3.50%, 02/01/33	249	242,335
3.50%, 03/01/33	1,178	1,147,250
3.50%, 06/01/33	1,010	980,770
3.50%, 07/01/33	553	536,958
3.50%, 09/01/33	549	533,994
3.50%, 05/01/35	5,413	5,223,418
3.50%, 03/01/38	4,686	4,464,798
3.50%, 06/01/38	4,735	4,513,625
3.50%, 02/01/41	8	7,427
3.50%, 10/01/41	11	9,994
3.50%, 11/01/41	35	32,537
3.50%, 01/01/42	121	113,132
3.50%, 02/01/42	202	189,681
3.50%, 03/01/42	1,555	1,457,720
3.50%, 04/01/42	1,390	1,303,148
3.50%, 05/01/42	947	887,692
3.50%, 06/01/42	447	418,060
3.50%, 08/01/42	45	42,219
3.50%, 09/01/42	3,562	3,339,811
3.50%, 10/01/42	1,209	1,132,381
3.50%, 11/01/42	708	663,562
3.50%, 01/01/43	812	761,566
3.50%, 02/01/43	755	708,307
3.50%, 04/01/43	15	14,182
3.50%, 06/01/43	2,349	2,195,377
3.50%, 07/01/43	2,416	2,257,506
3.50%, 08/01/43	12	11,629
3.50%, 09/01/43	12	11,591
3.50%, 01/01/44	161	150,276
3.50%, 08/01/44	352	328,008
3.50%, 09/01/44	1,232	1,151,035
3.50%, 10/01/44	7,324	6,799,436
3.50%, 11/01/44	469	431,624
3.50%, 12/01/44	4,502	4,149,919
3.50%, 02/01/45	821	765,714
3.50%, 03/01/45	3,653	3,398,212
3.50%, 04/01/45	3	2,503
3.50%, 05/01/45	41	37,671
3.50%, 06/01/45	476	441,465
3.50%, 08/01/45	11,157	10,405,836
3.50%, 09/01/45	5	5,014
3.50%, 11/01/45	309	286,144
3.50%, 12/01/45	5,531	5,112,753
3.50%, 01/01/46	4,724	4,379,528
3.50%, 03/01/46	5,117	4,718,905
3.50%, 04/01/46	1,595	1,471,991
3.50%, 05/01/46	17,913	16,508,690
3.50%, 06/01/46	4,768	4,446,755
3.50%, 07/01/46	4,884	4,504,456
3.50%, 08/01/46	4,141	3,829,667
3.50%, 09/01/46	5,049	4,673,539
3.50%, 10/01/46	475	438,171
3.50%, 11/01/46	962	889,105
3.50%, 12/01/46	5,734	5,310,961
3.50%, 01/01/47	1,444	1,333,814
3.50%, 02/01/47	5,102	4,722,406
3.50%, 03/01/47	6,344	5,860,117
3.50%, 04/01/47	2,289	2,111,740
3.50%, 05/01/47	4,241	3,913,798
3.50%, 06/01/47	131	121,175
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/01/47	$4,994	$4,608,769
3.50%, 08/01/47	2,821	2,608,425
3.50%, 09/01/47	21,403	19,741,086
3.50%, 10/01/47	687	633,888
3.50%, 11/01/47	1,698	1,566,280
3.50%, 12/01/47	5,321	4,935,721
3.50%, 01/01/48	1,018	938,271
3.50%, 02/01/48	2,172	1,994,303
3.50%, 03/01/48	10,489	9,668,593
3.50%, 04/01/48	2,287	2,110,390
3.50%, 05/01/48	6,998	6,459,203
3.50%, 09/01/48	2,312	2,139,324
3.50%, 04/01/49	2,353	2,169,957
3.50%, 05/01/49	941	868,238
3.50%, 06/01/49	1,016	937,282
4.00%, 03/01/25	0 (a)	21
4.00%, 04/01/25	0 (a)	6
4.00%, 05/01/25	17	16,636
4.00%, 05/01/25	0 (a)	284
4.00%, 06/01/25	0 (a)	406
4.00%, 07/01/25	0 (a)	481
4.00%, 08/01/25	0 (a)	706
4.00%, 08/01/25	1	1,452
4.00%, 10/01/25	33	32,865
4.00%, 10/01/25	0 (a)	112
4.00%, 02/01/26	40	39,753
4.00%, 03/01/26	0 (a)	147
4.00%, 04/01/26	1	811
4.00%, 04/01/26	0 (a)	99
4.00%, 05/01/26	3	2,900
4.00%, 07/01/26	1	1,425
4.00%, 05/01/33	659	650,511
4.00%, 09/01/33	0 (a)	438
4.00%, 11/01/33	1	570
4.00%, 01/01/34	123	121,234
4.00%, 11/01/34	455	445,771
4.00%, 07/01/38	1,809	1,762,016
4.00%, 04/01/39	12	10,978
4.00%, 04/01/39	0 (a)	468
4.00%, 06/01/39	21	20,617
4.00%, 07/01/39	48	46,216
4.00%, 08/01/39	6	5,930
4.00%, 09/01/39	8	7,297
4.00%, 10/01/39	61	59,508
4.00%, 11/01/39	11	11,031
4.00%, 12/01/39	19	17,530
4.00%, 01/01/40	38	37,293
4.00%, 02/01/40	6	5,970
4.00%, 03/01/40	3	2,706
4.00%, 05/01/40	14	13,660
4.00%, 06/01/40	5	4,589
4.00%, 09/01/40	8	7,842
4.00%, 10/01/40	90	86,994
4.00%, 12/01/40	687	666,850
4.00%, 01/01/41	160	154,923
4.00%, 02/01/41	180	174,530
4.00%, 04/01/41	33	32,593
4.00%, 06/01/41	27	25,718
4.00%, 07/01/41	17	16,261
4.00%, 08/01/41	27	26,597
4.00%, 09/01/41	2,278	2,208,121
Schedule of Investments
100

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/41	$87	$84,254
4.00%, 11/01/41	270	262,241
4.00%, 12/01/41	55	54,079
4.00%, 01/01/42	25	25,513
4.00%, 02/01/42	4,323	4,188,284
4.00%, 03/01/42	39	38,238
4.00%, 05/01/42	128	123,880
4.00%, 07/01/42	240	232,300
4.00%, 08/01/42	1,455	1,407,231
4.00%, 04/01/43	1,344	1,295,135
4.00%, 08/01/43	220	212,003
4.00%, 10/01/43	111	107,310
4.00%, 11/01/43	3	2,979
4.00%, 12/01/43	657	633,452
4.00%, 01/01/44	47	44,985
4.00%, 02/01/44	801	771,762
4.00%, 03/01/44	15	14,247
4.00%, 04/01/44	390	375,128
4.00%, 05/01/44	378	362,032
4.00%, 06/01/44	1,302	1,250,552
4.00%, 07/01/44	1,802	1,732,949
4.00%, 08/01/44	20	19,922
4.00%, 09/01/44	533	511,417
4.00%, 10/01/44	261	250,872
4.00%, 11/01/44	199	191,015
4.00%, 12/01/44	801	768,458
4.00%, 01/01/45	795	764,716
4.00%, 02/01/45	5,559	5,335,721
4.00%, 04/01/45	3,687	3,543,696
4.00%, 06/01/45	10	9,662
4.00%, 07/01/45	987	946,597
4.00%, 08/01/45	20	18,956
4.00%, 09/01/45	1,876	1,797,717
4.00%, 10/01/45	852	816,080
4.00%, 11/01/45	625	599,147
4.00%, 12/01/45	484	463,815
4.00%, 01/01/46	845	808,673
4.00%, 02/01/46	934	895,409
4.00%, 03/01/46	894	853,165
4.00%, 04/01/46	880	840,427
4.00%, 05/01/46	3,287	3,137,079
4.00%, 06/01/46	103	98,053
4.00%, 07/01/46	1,831	1,757,117
4.00%, 08/01/46	44	42,280
4.00%, 09/01/46	823	785,925
4.00%, 10/01/46	719	689,144
4.00%, 11/01/46	12,920	12,330,973
4.00%, 12/01/46	25	24,347
4.00%, 01/01/47	172	164,632
4.00%, 02/01/47	3,725	3,556,074
4.00%, 04/01/47	153	145,864
4.00%, 06/01/47	2,442	2,336,886
4.00%, 07/01/47	726	691,933
4.00%, 08/01/47	2,630	2,502,112
4.00%, 09/01/47	83	78,787
4.00%, 10/01/47	760	724,037
4.00%, 11/01/47	3,154	3,007,008
4.00%, 12/01/47	4,187	3,984,562
4.00%, 01/01/48	2,825	2,700,664
4.00%, 02/01/48	7,767	7,427,604
4.00%, 04/01/48	994	944,149
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/01/48	$427	$409,296
4.00%, 06/01/48	10,784	10,308,295
4.00%, 07/01/48	61	58,506
4.00%, 08/01/48	1,057	1,006,391
4.00%, 09/01/48	973	929,673
4.00%, 10/01/48	7,554	7,210,473
4.00%, 11/01/48	810	768,436
4.00%, 12/01/48	2,253	2,147,478
4.00%, 01/01/49	3,445	3,295,180
4.00%, 02/01/49	16,151	15,377,557
4.00%, 03/01/49	835	795,932
4.00%, 04/01/49	2,365	2,237,440
4.00%, 05/01/49	655	623,566
4.50%, 04/01/25	0 (a)	94
4.50%, 05/01/25	0 (a)	167
4.50%, 07/01/25	0 (a)	224
4.50%, 08/01/25	0 (a)	352
4.50%, 09/01/25	1	668
4.50%, 09/01/26	0 (a)	328
4.50%, 08/01/30	385	385,391
4.50%, 08/01/33	2	1,499
4.50%, 03/01/34	0 (a)	226
4.50%, 04/01/34	2	1,215
4.50%, 05/01/34	0 (a)	275
4.50%, 06/01/34	0 (a)	317
4.50%, 06/01/35	1	1,017
4.50%, 08/01/35	37	37,293
4.50%, 10/01/35	2	1,963
4.50%, 11/01/35	6	6,298
4.50%, 01/01/36	0 (a)	107
4.50%, 08/01/36	5	5,023
4.50%, 06/01/38	27	26,701
4.50%, 07/01/38	1	1,143
4.50%, 10/01/38	0 (a)	374
4.50%, 02/01/39	30	28,281
4.50%, 02/01/39	0 (a)	240
4.50%, 03/01/39	1,660	1,650,606
4.50%, 03/01/39	0 (a)	541
4.50%, 04/01/39	0 (a)	382
4.50%, 04/01/39	27	26,201
4.50%, 05/01/39	1,849	1,838,128
4.50%, 06/01/39	52	51,049
4.50%, 07/01/39	126	126,183
4.50%, 08/01/39	38	38,422
4.50%, 09/01/39	184	182,874
4.50%, 10/01/39	1,681	1,670,770
4.50%, 11/01/39	41	41,262
4.50%, 12/01/39	51	51,512
4.50%, 01/01/40	43	42,471
4.50%, 02/01/40	234	232,556
4.50%, 03/01/40	7	6,817
4.50%, 04/01/40	63	62,075
4.50%, 05/01/40	44	44,864
4.50%, 06/01/40	10	10,082
4.50%, 07/01/40	40	39,120
4.50%, 08/01/40	140	138,272
4.50%, 09/01/40	1,072	1,063,881
4.50%, 10/01/40	12	12,308
4.50%, 11/01/40	1	1,140
4.50%, 01/01/41	4	3,181
4.50%, 02/01/41	2,003	1,986,309
101
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/01/41	$57	$56,526
4.50%, 04/01/41	95	94,174
4.50%, 05/01/41	2,564	2,544,620
4.50%, 06/01/41	3,633	3,602,733
4.50%, 07/01/41	61	58,918
4.50%, 08/01/41	474	469,811
4.50%, 10/01/41	125	123,506
4.50%, 11/01/41	8	7,654
4.50%, 01/01/42	4	4,100
4.50%, 03/01/42	21	20,906
4.50%, 05/01/42	1,496	1,485,057
4.50%, 09/01/43	1,339	1,326,699
4.50%, 10/01/43	729	722,005
4.50%, 11/01/43	144	142,634
4.50%, 12/01/43	126	125,673
4.50%, 01/01/44	109	108,387
4.50%, 02/01/44	382	378,456
4.50%, 03/01/44	937	925,612
4.50%, 04/01/44	5	4,877
4.50%, 05/01/44	123	121,183
4.50%, 06/01/44	130	128,046
4.50%, 07/01/44	132	130,352
4.50%, 08/01/44	22	20,609
4.50%, 09/01/44	47	46,695
4.50%, 10/01/44	333	329,621
4.50%, 11/01/44	485	479,022
4.50%, 12/01/44	998	986,424
4.50%, 01/01/45	1,332	1,315,750
4.50%, 03/01/45	294	290,023
4.50%, 06/01/45	187	184,525
4.50%, 07/01/45	926	915,445
4.50%, 08/01/45	445	438,243
4.50%, 09/01/45	320	315,319
4.50%, 10/01/45	316	311,305
4.50%, 11/01/45	63	62,150
4.50%, 01/01/46	376	370,684
4.50%, 03/01/46	278	273,958
4.50%, 04/01/46	265	261,024
4.50%, 05/01/46	942	927,704
4.50%, 06/01/46	3,860	3,803,760
4.50%, 07/01/46	1,347	1,328,131
4.50%, 08/01/46	134	131,373
4.50%, 09/01/46	2,305	2,271,907
4.50%, 02/01/47	542	533,022
4.50%, 04/01/47	130	127,578
4.50%, 05/01/47	954	936,267
4.50%, 06/01/47	1,196	1,166,905
4.50%, 08/01/47	556	544,236
4.50%, 09/01/47	654	645,963
4.50%, 05/01/48	892	877,138
4.50%, 06/01/48	1,336	1,304,245
4.50%, 07/01/48	665	651,354
4.50%, 08/01/48	1,147	1,118,131
4.50%, 09/01/48	903	883,674
4.50%, 10/01/48	4,890	4,810,880
4.50%, 11/01/48	1,461	1,439,255
4.50%, 12/01/48	2,864	2,803,291
4.50%, 01/01/49	759	743,444
4.50%, 02/01/49	736	724,386
4.50%, 03/01/49	1,939	1,908,201
5.00%, 06/01/25	0 (a)	13
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/01/25	$16	$15,463
5.00%, 02/01/30	3	3,030
5.00%, 04/01/33	1	1,063
5.00%, 06/01/33	134	136,173
5.00%, 06/01/33	0 (a)	339
5.00%, 08/01/33	29	29,585
5.00%, 08/01/33	0 (a)	483
5.00%, 09/01/33	41	42,572
5.00%, 10/01/33	68	70,101
5.00%, 11/01/33	30	31,131
5.00%, 12/01/33	306	310,863
5.00%, 01/01/34	4	3,765
5.00%, 03/01/34	8	7,812
5.00%, 04/01/34	9	9,473
5.00%, 05/01/34	42	42,853
5.00%, 06/01/34	0 (a)	386
5.00%, 06/01/34	15	15,003
5.00%, 11/01/34	4	4,045
5.00%, 12/01/34	6	5,956
5.00%, 01/01/35	4	3,686
5.00%, 02/01/35	4	3,469
5.00%, 04/01/35	3	2,562
5.00%, 05/01/35	9	9,636
5.00%, 06/01/35	7	6,931
5.00%, 07/01/35	1,750	1,781,017
5.00%, 08/01/35	352	357,626
5.00%, 09/01/35	73	74,693
5.00%, 09/01/35	0 (a)	201
5.00%, 10/01/35	7	7,043
5.00%, 10/01/35	0 (a)	298
5.00%, 11/01/35	0 (a)	1,091
5.00%, 11/01/35	21	20,489
5.00%, 12/01/35	37	38,034
5.00%, 12/01/35	0 (a)	814
5.00%, 01/01/36	255	258,888
5.00%, 03/01/36	1	1,048
5.00%, 04/01/36	5	5,110
5.00%, 06/01/36	26	27,109
5.00%, 07/01/36	0 (a)	280
5.00%, 08/01/36	13	13,472
5.00%, 10/01/36	23	22,971
5.00%, 11/01/36	629	639,752
5.00%, 01/01/37	326	331,846
5.00%, 02/01/37	287	291,944
5.00%, 06/01/37	13	12,443
5.00%, 01/01/38	3	3,267
5.00%, 02/01/38	458	465,835
5.00%, 03/01/38	1,892	1,923,078
5.00%, 04/01/38	30	29,851
5.00%, 05/01/38	2	1,884
5.00%, 06/01/38	5	5,258
5.00%, 09/01/38	8	7,669
5.00%, 09/01/38	0 (a)	400
5.00%, 11/01/38	8	7,753
5.00%, 12/01/38	269	272,632
5.00%, 01/01/39	100	101,520
5.00%, 02/01/39	21	21,066
5.00%, 03/01/39	8	8,522
5.00%, 05/01/39	48	49,069
5.00%, 06/01/39	2	1,541
5.00%, 07/01/39	13	12,877
Schedule of Investments
102

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/01/39	$2,511	$2,549,950
5.00%, 09/01/39	23	23,818
5.00%, 10/01/39	345	350,443
5.00%, 12/01/39	15	15,611
5.00%, 01/01/40	189	191,323
5.00%, 02/01/40	48	49,156
5.00%, 03/01/40	798	807,686
5.00%, 04/01/40	98	99,683
5.00%, 06/01/40	2	1,688
5.00%, 07/01/40	106	107,573
5.00%, 08/01/40	1,359	1,377,691
5.00%, 09/01/40	706	715,638
5.00%, 11/01/40	53	53,879
5.00%, 02/01/41	165	167,233
5.00%, 03/01/41	2	1,897
5.00%, 04/01/41	60	61,216
5.00%, 05/01/41	2	2,400
5.00%, 07/01/41	204	206,854
5.00%, 08/01/41	989	1,002,311
5.00%, 09/01/41	103	104,510
5.00%, 10/01/41	77	77,559
5.00%, 04/01/44	57	57,553
5.00%, 03/01/47	2,063	2,069,890
5.00%, 05/01/47	22	21,806
5.00%, 07/01/47	1,050	1,053,254
5.00%, 03/01/48	646	647,704
5.00%, 04/01/48	1,346	1,350,524
5.00%, 05/01/48	634	635,723
5.00%, 06/01/48	199	199,442
5.00%, 07/01/48	520	521,606
5.00%, 08/01/48	2,909	2,918,371
5.00%, 09/01/48	443	444,418
5.00%, 10/01/48	1,712	1,711,785
5.00%, 11/01/48	367	367,793
5.00%, 01/01/49	1,214	1,216,828
5.00%, 02/01/49	397	398,466
5.00%, 04/01/49	171	171,731
5.50%, 02/01/29	0 (a)	203
5.50%, 04/01/29	1	1,098
5.50%, 07/01/31	0 (a)	81
5.50%, 11/01/31	0 (a)	88
5.50%, 12/01/31	1	680
5.50%, 01/01/32	0 (a)	80
5.50%, 02/01/32	0 (a)	489
5.50%, 04/01/32	4	4,545
5.50%, 09/01/32	15	15,038
5.50%, 09/01/32	0 (a)	514
5.50%, 10/01/32	8	7,361
5.50%, 11/01/32	0 (a)	393
5.50%, 12/01/32	27	27,377
5.50%, 12/01/32	0 (a)	388
5.50%, 01/01/33	4	3,874
5.50%, 01/01/33	0 (a)	57
5.50%, 03/01/33	2	2,202
5.50%, 04/01/33	0 (a)	493
5.50%, 04/01/33	8	8,570
5.50%, 05/01/33	4	4,214
5.50%, 06/01/33	12	12,087
5.50%, 07/01/33	12	12,644
5.50%, 08/01/33	1	1,126
5.50%, 10/01/33	92	95,265
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 10/01/33	$0 (a)	$128
5.50%, 11/01/33	4	4,159
5.50%, 12/01/33	0 (a)	381
5.50%, 01/01/34	0 (a)	387
5.50%, 01/01/34	37	37,787
5.50%, 02/01/34	377	387,188
5.50%, 03/01/34	132	135,569
5.50%, 07/01/34	6	5,928
5.50%, 08/01/34	5	4,738
5.50%, 09/01/34	1	1,002
5.50%, 10/01/34	76	77,833
5.50%, 10/01/34	0 (a)	452
5.50%, 11/01/34	0 (a)	210
5.50%, 11/01/34	1	874
5.50%, 12/01/34	131	134,799
5.50%, 12/01/34	0 (a)	461
5.50%, 01/01/35	964	990,882
5.50%, 01/01/35	0 (a)	404
5.50%, 02/01/35	270	278,778
5.50%, 02/01/35	0 (a)	305
5.50%, 03/01/35	7	6,611
5.50%, 04/01/35	160	165,396
5.50%, 04/01/35	0 (a)	386
5.50%, 05/01/35	453	467,029
5.50%, 05/01/35	0 (a)	140
5.50%, 06/01/35	1,194	1,230,790
5.50%, 07/01/35	7	7,180
5.50%, 08/01/35	77	79,970
5.50%, 09/01/35	5	4,893
5.50%, 10/01/35	73	74,713
5.50%, 11/01/35	0 (a)	265
5.50%, 11/01/35	12	11,536
5.50%, 12/01/35	244	251,786
5.50%, 01/01/36	14	14,137
5.50%, 02/01/36	0 (a)	310
5.50%, 02/01/36	7	6,721
5.50%, 03/01/36	25	25,631
5.50%, 04/01/36	3	2,902
5.50%, 05/01/36	362	373,961
5.50%, 06/01/36	12	11,503
5.50%, 07/01/36	519	537,124
5.50%, 08/01/36	69	71,183
5.50%, 08/01/36	0 (a)	366
5.50%, 09/01/36	0 (a)	141
5.50%, 11/01/36	10	9,767
5.50%, 12/01/36	0 (a)	128
5.50%, 12/01/36	5	5,111
5.50%, 01/01/37	61	62,880
5.50%, 02/01/37	10	11,093
5.50%, 02/01/37	0 (a)	193
5.50%, 03/01/37	4	3,295
5.50%, 04/01/37	11	10,987
5.50%, 05/01/37	35	36,442
5.50%, 05/01/37	0 (a)	111
5.50%, 07/01/37	0 (a)	245
5.50%, 07/01/37	5	4,855
5.50%, 09/01/37	6	5,995
5.50%, 11/01/37	12	12,536
5.50%, 12/01/37	7	6,822
5.50%, 01/01/38	21	21,961
5.50%, 02/01/38	0 (a)	491
103
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/01/38	$4	$3,961
5.50%, 04/01/38	510	526,345
5.50%, 04/01/38	0 (a)	266
5.50%, 05/01/38	236	244,067
5.50%, 05/01/38	0 (a)	118
5.50%, 06/01/38	22	23,559
5.50%, 06/01/38	0 (a)	339
5.50%, 07/01/38	83	85,648
5.50%, 07/01/38	0 (a)	153
5.50%, 08/01/38	23	24,465
5.50%, 09/01/38	71	73,400
5.50%, 10/01/38	25	25,195
5.50%, 11/01/38	12	12,946
5.50%, 11/01/38	0 (a)	118
5.50%, 12/01/38	82	85,075
5.50%, 12/01/38	0 (a)	302
5.50%, 01/01/39	1,073	1,106,119
5.50%, 02/01/39	54	55,680
5.50%, 03/01/39	1	896
5.50%, 04/01/39	16	16,162
5.50%, 05/01/39	13	13,676
5.50%, 06/01/39	22	22,388
5.50%, 09/01/39	357	369,106
5.50%, 10/01/39	4	3,966
5.50%, 11/01/39	882	909,866
5.50%, 12/01/39	29	29,191
5.50%, 01/01/40	65	68,089
5.50%, 02/01/40	20	20,743
5.50%, 03/01/40	5	5,050
5.50%, 05/01/40	7	7,387
5.50%, 06/01/40	21	21,999
5.50%, 03/01/41	9	9,059
5.50%, 06/01/41	2,747	2,834,236
6.00%, 10/01/25	0 (a)	1
6.00%, 11/01/25	0 (a)	6
6.00%, 02/01/26	0 (a)	146
6.00%, 08/01/26	0 (a)	204
6.00%, 02/01/28	0 (a)	25
6.00%, 04/01/28	0 (a)	254
6.00%, 06/01/28	0 (a)	159
6.00%, 06/01/28	1	551
6.00%, 07/01/28	2	1,759
6.00%, 11/01/28	0 (a)	256
6.00%, 12/01/28	0 (a)	158
6.00%, 01/01/29	3	3,214
6.00%, 01/01/29	0 (a)	151
6.00%, 03/01/29	2	1,703
6.00%, 03/01/29	0 (a)	43
6.00%, 05/01/29	2	1,959
6.00%, 06/01/29	0 (a)	171
6.00%, 07/01/29	0 (a)	686
6.00%, 09/01/29	0 (a)	267
6.00%, 12/01/30	2	2,221
6.00%, 03/01/31	0 (a)	484
6.00%, 04/01/31	0 (a)	173
6.00%, 06/01/31	0 (a)	504
6.00%, 10/01/31	0 (a)	197
6.00%, 12/01/31	1	664
6.00%, 01/01/32	13	13,657
6.00%, 02/01/32	2	2,017
6.00%, 02/01/32	0 (a)	297
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 03/01/32	$9	$8,507
6.00%, 03/01/32	0 (a)	167
6.00%, 04/01/32	0 (a)	84
6.00%, 10/01/32	2	2,177
6.00%, 11/01/32	2	1,350
6.00%, 11/01/32	0 (a)	172
6.00%, 12/01/32	0 (a)	527
6.00%, 12/01/32	44	45,488
6.00%, 01/01/33	2	1,730
6.00%, 01/01/33	0 (a)	184
6.00%, 02/01/33	4	4,228
6.00%, 03/01/33	0 (a)	715
6.00%, 03/01/33	2	2,567
6.00%, 04/01/33	1	1,311
6.00%, 04/01/33	0 (a)	481
6.00%, 05/01/33	0 (a)	112
6.00%, 09/01/33	2	2,156
6.00%, 10/01/33	9	9,017
6.00%, 10/01/33	0 (a)	391
6.00%, 11/01/33	10	9,573
6.00%, 05/01/34	6	6,620
6.00%, 06/01/34	8	8,363
6.00%, 07/01/34	10	9,615
6.00%, 08/01/34	0 (a)	851
6.00%, 08/01/34	2	1,289
6.00%, 10/01/34	4	3,906
6.00%, 12/01/34	2	1,621
6.00%, 05/01/35	0 (a)	340
6.00%, 06/01/35	2	2,324
6.00%, 07/01/35	0 (a)	496
6.00%, 07/01/35	1	1,225
6.00%, 08/01/35	14	14,435
6.00%, 09/01/35	2	1,609
6.00%, 12/01/35	3	3,055
6.00%, 01/01/36	0 (a)	353
6.00%, 01/01/36	2	2,166
6.00%, 02/01/36	5	5,303
6.00%, 03/01/36	1	1,259
6.00%, 05/01/36	8	8,238
6.00%, 06/01/36	10	10,097
6.00%, 07/01/36	7	6,981
6.00%, 08/01/36	1	1,544
6.00%, 08/01/36	0 (a)	418
6.00%, 09/01/36	217	227,455
6.00%, 10/01/36	261	272,037
6.00%, 11/01/36	16	16,989
6.00%, 12/01/36	51	53,403
6.00%, 12/01/36	0 (a)	303
6.00%, 01/01/37	0 (a)	339
6.00%, 01/01/37	1	1,278
6.00%, 02/01/37	178	186,579
6.00%, 05/01/37	5	4,715
6.00%, 05/01/37	0 (a)	330
6.00%, 07/01/37	4	4,663
6.00%, 08/01/37	5	4,564
6.00%, 08/01/37	0 (a)	210
6.00%, 09/01/37	4	4,309
6.00%, 09/01/37	0 (a)	445
6.00%, 10/01/37	13	14,452
6.00%, 10/01/37	0 (a)	880
6.00%, 11/01/37	0 (a)	405
Schedule of Investments
104

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 11/01/37	$7	$6,995
6.00%, 12/01/37	34	35,191
6.00%, 01/01/38	42	44,053
6.00%, 02/01/38	1	1,107
6.00%, 04/01/38	22	22,616
6.00%, 05/01/38	25	26,467
6.00%, 06/01/38	11	12,276
6.00%, 07/01/38	13	13,600
6.00%, 08/01/38	10	10,228
6.00%, 09/01/38	961	1,006,187
6.00%, 10/01/38	1	543
6.00%, 11/01/38	4	4,462
6.00%, 12/01/38	1	1,395
6.00%, 01/01/39	3	3,355
6.00%, 11/01/39	3	3,041
6.00%, 12/01/39	1	671
6.00%, 04/01/40	6	5,900
6.00%, 07/01/40	2,754	2,891,588
6.40%, 11/01/40(b)	4	3,983
6.47%, 12/01/33, (1-year CMT + 2.250%)(b)	37	37,355
6.50%, 02/01/26	0 (a)	2
6.50%, 03/01/26	0 (a)	51
6.50%, 04/01/26	0 (a)	177
6.50%, 03/01/27	0 (a)	137
6.50%, 04/01/28	0 (a)	66
6.50%, 05/01/28	0 (a)	252
6.50%, 06/01/28	0 (a)	186
6.50%, 07/01/28	0 (a)	314
6.50%, 09/01/28	0 (a)	224
6.50%, 10/01/28	0 (a)	295
6.50%, 12/01/28	1	747
6.50%, 01/01/29	2	1,969
6.50%, 02/01/29	0 (a)	247
6.50%, 02/01/29	1	1,294
6.50%, 03/01/29	1	767
6.50%, 04/01/29	0 (a)	737
6.50%, 05/01/29	0 (a)	592
6.50%, 06/01/29	0 (a)	354
6.50%, 07/01/29	0 (a)	245
6.50%, 08/01/29	2	2,086
6.50%, 09/01/29	2	2,600
6.50%, 08/01/30	0 (a)	432
6.50%, 01/01/31	0 (a)	59
6.50%, 05/01/31	0 (a)	479
6.50%, 06/01/31	0 (a)	110
6.50%, 06/01/31	2	2,465
6.50%, 07/01/31	1	999
6.50%, 07/01/31	0 (a)	30
6.50%, 08/01/31	0 (a)	661
6.50%, 08/01/31	1	954
6.50%, 09/01/31	0 (a)	774
6.50%, 10/01/31	0 (a)	84
6.50%, 11/01/31	0 (a)	302
6.50%, 12/01/31	5	5,073
6.50%, 01/01/32	0 (a)	35
6.50%, 02/01/32	2	1,754
6.50%, 02/01/32	0 (a)	362
6.50%, 03/01/32	0 (a)	232
6.50%, 03/01/32	2	2,268
6.50%, 04/01/32	2	1,835
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 04/01/32	$0 (a)	$65
6.50%, 05/01/32	0 (a)	110
6.50%, 07/01/32	0 (a)	424
6.50%, 08/01/32	0 (a)	1,486
6.50%, 08/01/32	5	4,597
6.50%, 09/01/32	1	824
6.50%, 10/01/32	1	1,269
6.50%, 11/01/32	0 (a)	509
6.50%, 12/01/32	2	2,077
6.50%, 12/01/33	5	4,768
6.50%, 04/01/34	16	17,225
6.50%, 07/01/34	2	1,727
6.50%, 09/01/34	2	2,210
6.50%, 01/01/35	2	2,072
6.50%, 04/01/35	0 (a)	499
6.50%, 08/01/35	3	3,607
6.50%, 02/01/36	0 (a)	414
6.50%, 06/01/36	1	1,174
6.50%, 08/01/36	1	952
6.50%, 09/01/36	21	22,688
6.50%, 09/01/36	0 (a)	456
6.50%, 10/01/36	9	10,042
6.50%, 11/01/36	1	628
6.50%, 08/01/37	3	2,836
6.50%, 10/01/37	6	6,543
6.50%, 11/01/37	2	2,629
6.50%, 12/01/37	0 (a)	98
6.50%, 12/01/37	13	13,608
6.50%, 01/01/38	1	820
6.50%, 02/01/38	12	12,675
6.50%, 02/01/38	0 (a)	187
6.50%, 07/01/38	1	1,170
6.50%, 08/01/38	1	1,020
6.50%, 10/01/38	0 (a)	495
6.50%, 12/01/38	2	1,989
6.50%, 01/01/39	7	8,153
6.50%, 09/01/39	13	13,415
6.78%, 01/01/42(b)	12	12,038
6.89%, 11/01/40(b)	60	60,685
6.90%, 11/01/40(b)	43	43,290
6.92%, 12/01/38(b)	235	239,502
6.92%, 05/01/42(b)	205	210,440
7.00%, 03/01/26	0 (a)	218
7.00%, 06/01/26	0 (a)	24
7.00%, 12/01/26	0 (a)	26
7.00%, 01/01/27	0 (a)	32
7.00%, 03/01/27	0 (a)	44
7.00%, 04/01/27	0 (a)	9
7.00%, 05/01/27	0 (a)	14
7.00%, 09/01/27	0 (a)	235
7.00%, 10/01/27	0 (a)	106
7.00%, 11/01/27	0 (a)	118
7.00%, 12/01/27	0 (a)	313
7.00%, 05/01/28	0 (a)	223
7.00%, 07/01/28	0 (a)	9
7.00%, 10/01/28	0 (a)	40
7.00%, 11/01/28	0 (a)	260
7.00%, 03/01/29	0 (a)	120
7.00%, 06/01/29	1	768
7.00%, 06/01/29	0 (a)	29
7.00%, 07/01/29	0 (a)	111
105
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.00%, 07/01/29	$1	$996
7.00%, 09/01/29	0 (a)	91
7.00%, 10/01/29	1	571
7.00%, 01/01/30	0 (a)	11
7.00%, 02/01/30	0 (a)	61
7.00%, 05/01/30	0 (a)	19
7.00%, 12/01/30	0 (a)	368
7.00%, 01/01/31	0 (a)	239
7.00%, 02/01/31	0 (a)	392
7.00%, 05/01/31	0 (a)	359
7.00%, 07/01/31	1	829
7.00%, 08/01/31	1	850
7.00%, 09/01/31	1	1,137
7.00%, 12/01/31	1	559
7.00%, 12/01/31	0 (a)	373
7.00%, 03/01/32	2	1,787
7.00%, 05/01/32	1	697
7.00%, 05/01/32	0 (a)	305
7.00%, 06/01/32	1	808
7.00%, 06/01/32	0 (a)	341
7.00%, 07/01/32	2	2,030
7.00%, 08/01/32	2	1,648
7.00%, 09/01/32	0 (a)	414
7.00%, 11/01/32	1	593
7.00%, 10/01/33	7	7,138
7.00%, 11/01/36	0 (a)	505
7.00%, 11/01/36	1	594
7.00%, 12/01/36	4	3,867
7.09%, 08/01/41(b)	31	31,744
7.31%, 05/01/43(b)	66	67,472
7.35%, 08/01/43(b)	13	13,216
7.38%, 09/01/41(b)	305	310,342
7.50%, 01/01/26	0 (a)	88
7.50%, 03/01/26	0 (a)	38
7.50%, 04/01/26	0 (a)	13
7.50%, 05/01/26	0 (a)	34
7.50%, 10/01/26	0 (a)	46
7.50%, 12/01/26	0 (a)	5
7.50%, 04/01/27	0 (a)	26
7.50%, 06/01/27	0 (a)	21
7.50%, 08/01/27	0 (a)	57
7.50%, 09/01/27	0 (a)	16
7.50%, 12/01/27	0 (a)	125
7.50%, 03/01/28	0 (a)	294
7.50%, 07/01/28	0 (a)	47
7.50%, 11/01/28	0 (a)	51
7.50%, 07/01/29	3	3,263
7.50%, 12/01/29	0 (a)	36
7.50%, 01/01/30	0 (a)	59
7.50%, 03/01/30	0 (a)	52
7.50%, 05/01/30	0 (a)	51
7.50%, 06/01/30	0 (a)	20
7.50%, 07/01/30	0 (a)	7
7.50%, 08/01/30	0 (a)	444
7.50%, 10/01/30	0 (a)	34
7.50%, 11/01/30	1	680
7.50%, 12/01/30	0 (a)	473
7.50%, 01/01/31	0 (a)	19
7.50%, 02/01/31	0 (a)	40
7.50%, 09/01/31	1	837
7.50%, 01/01/32	1	1,026
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.65%, 11/01/41(b)	$118	$120,447
7.66%, 07/01/41(b)	9	8,758
8.00%, 05/01/25	0 (a)	1
8.00%, 10/01/25	0 (a)	1
8.00%, 11/01/25	0 (a)	52
8.00%, 09/01/26	0 (a)	64
8.00%, 10/01/26	0 (a)	29
8.00%, 11/01/26	0 (a)	65
8.00%, 03/01/27	0 (a)	103
8.00%, 05/01/27	0 (a)	81
8.00%, 06/01/27	0 (a)	47
8.00%, 09/01/27	0 (a)	62
8.00%, 11/01/27	0 (a)	20
8.00%, 10/01/29	0 (a)	33
8.00%, 11/01/29	0 (a)	242
8.00%, 12/01/29	0 (a)	98
8.00%, 01/01/30	0 (a)	31
8.00%, 03/01/30	0 (a)	344
8.00%, 07/01/30	0 (a)	32
8.50%, 06/01/25	0 (a)	2
8.50%, 09/01/25	0 (a)	22
8.50%, 07/01/30	0 (a)	110
9.00%, 10/01/25	0 (a)	3
Federal National Mortgage Association
2.50%, 12/01/31	217	206,599
3.00%, 07/01/30	787	763,915
3.00%, 08/01/31	23	21,945
3.00%, 02/01/47	5,348	4,836,980
3.00%, 03/01/47	4,191	3,699,784
3.50%, 05/01/32	272	263,997
3.50%, 02/01/35	498	480,850
3.50%, 09/01/46	93	85,520
3.50%, 01/01/47	459	423,859
3.50%, 11/01/51	4,956	4,580,612
4.00%, 02/01/47	6,350	6,123,392
4.00%, 01/01/57	3,886	3,632,768
4.00%, 02/01/57	4,293	4,012,345
4.50%, 02/01/44	751	743,658
6.71%, 12/01/38(b)	23	23,260
6.71%, 02/01/42(b)	185	187,174
7.01%, 06/01/43(b)	454	463,279
7.25%, 10/01/41(b)	391	399,259
7.32%, 09/01/41(b)	22	22,651
7.50%, 08/01/42(b)	513	525,515
7.54%, 08/01/41(b)	25	25,436
Government National Mortgage Association
1.50%, 04/20/51	458	360,441
2.00%, 07/20/50	9,499	7,829,915
2.00%, 08/20/50	60,561	49,839,808
2.00%, 09/20/50	4,129	3,397,258
2.00%, 10/20/50	18,123	14,899,572
2.00%, 11/20/50	23,986	19,716,072
2.00%, 12/20/50	144,233	118,531,524
2.00%, 01/20/51	28,559	23,473,148
2.00%, 02/20/51	69,835	57,404,130
2.00%, 03/20/51	9,979	8,203,800
2.00%, 04/20/51	23,168	19,054,517
2.00%, 05/20/51	3,475	2,860,356
2.00%, 06/20/51	5,309	4,369,394
2.00%, 07/20/51	7,178	5,900,076
2.00%, 08/20/51	34,653	28,482,073
Schedule of Investments
106

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 09/20/51	$10,559	$8,688,661
2.00%, 10/20/51	285,682	235,049,940
2.00%, 11/20/51	38,840	31,920,941
2.00%, 12/20/51	278,033	228,485,058
2.00%, 01/20/52	162,028	133,135,946
2.00%, 02/20/52	16,937	13,918,261
2.00%, 03/20/52	191,681	157,515,363
2.00%, 04/20/52	99,192	81,511,741
2.00%, 05/20/52	1,582	1,299,638
2.00%, 06/20/52	82,817	68,055,976
2.00%, 07/20/52	616	506,209
2.00%, 09/20/52	71	57,962
2.50%, 03/20/27	9	8,856
2.50%, 08/20/27	15	14,909
2.50%, 09/20/27	20	19,941
2.50%, 01/20/28	78	75,924
2.50%, 04/20/28	44	42,807
2.50%, 11/20/30	54	51,914
2.50%, 04/20/32	172	163,819
2.50%, 12/20/42	357	316,629
2.50%, 03/20/43	134	118,663
2.50%, 01/20/45	24	20,595
2.50%, 10/20/45	8,355	7,385,536
2.50%, 11/20/46	173	150,496
2.50%, 12/20/46	9,696	8,434,093
2.50%, 01/20/47	3,701	3,219,117
2.50%, 11/20/47	90	78,273
2.50%, 10/20/49	1,757	1,515,593
2.50%, 01/20/50	62	53,671
2.50%, 04/20/50	12,207	10,498,755
2.50%, 06/20/50	14,483	12,451,733
2.50%, 08/20/50	13,255	11,344,070
2.50%, 09/20/50	25,453	21,734,178
2.50%, 10/20/50	145	124,611
2.50%, 12/20/50	574	492,925
2.50%, 01/20/51	65,716	56,427,428
2.50%, 02/20/51	66,557	57,116,861
2.50%, 03/20/51	937	804,281
2.50%, 04/20/51	10,496	9,008,219
2.50%, 05/20/51	179,682	154,325,941
2.50%, 06/20/51	4,493	3,855,839
2.50%, 07/20/51	231,501	198,633,092
2.50%, 08/20/51	149,540	128,293,219
2.50%, 09/20/51	66,284	56,862,616
2.50%, 10/20/51	27,920	23,949,519
2.50%, 11/20/51	56,722	48,651,171
2.50%, 12/20/51	140,386	120,410,301
2.50%, 01/20/52	75,963	65,148,677
2.50%, 02/20/52	22,539	19,328,266
2.50%, 03/20/52	144,573	123,976,644
2.50%, 04/20/52	152,777	131,011,144
2.50%, 05/20/52	92,403	79,238,805
2.50%, 06/20/52	6,395	5,484,068
2.50%, 07/20/52	10,675	9,153,843
2.50%, 08/20/52	24,829	21,291,825
2.50%, 09/20/52	21,030	18,034,208
2.50%, 10/20/52	8,786	7,534,421
2.50%, 12/20/52	17,606	15,097,338
2.50%, 01/20/53	1,635	1,402,038
2.50%, 02/20/53	6,413	5,502,271
2.50%, 03/20/53	4,124	3,539,120
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 10/20/53	$24,916	$21,368,630
2.50%, 02/20/54	1,980	1,698,298
2.50%, 03/20/55(c)	16,750	14,354,009
3.00%, 01/20/27	32	31,706
3.00%, 04/15/27	15	15,148
3.00%, 04/20/27	21	20,962
3.00%, 05/20/27	862	848,420
3.00%, 07/15/27	418	410,938
3.00%, 09/15/27	8	7,976
3.00%, 09/20/27	38	37,726
3.00%, 10/15/27	130	128,091
3.00%, 11/20/27	7	6,440
3.00%, 01/20/28	6	5,814
3.00%, 09/20/28	23	22,669
3.00%, 10/20/28	29	27,962
3.00%, 11/20/28	71	69,019
3.00%, 01/20/29	24	23,088
3.00%, 05/20/29	62	60,337
3.00%, 10/20/30	8	8,014
3.00%, 12/20/31	114	109,628
3.00%, 01/20/42	12	10,597
3.00%, 04/15/42	221	201,026
3.00%, 06/20/42	97	88,161
3.00%, 07/20/42	482	441,162
3.00%, 08/15/42	309	281,779
3.00%, 08/20/42	131	119,651
3.00%, 09/15/42	4,689	4,271,047
3.00%, 09/20/42	439	401,251
3.00%, 10/15/42	577	525,467
3.00%, 10/20/42	4,517	4,133,183
3.00%, 11/15/42	3,686	3,357,611
3.00%, 11/20/42	287	263,052
3.00%, 12/15/42	285	259,458
3.00%, 12/20/42	4,824	4,414,270
3.00%, 01/20/43	9,073	8,302,226
3.00%, 02/15/43	454	406,577
3.00%, 02/20/43	284	260,258
3.00%, 03/15/43	218	197,763
3.00%, 03/20/43	1,235	1,127,031
3.00%, 04/15/43	270	244,352
3.00%, 04/20/43	3,502	3,195,472
3.00%, 05/15/43	130	117,227
3.00%, 05/20/43	4,192	3,824,867
3.00%, 06/15/43	53	47,827
3.00%, 06/20/43	802	731,727
3.00%, 07/15/43	62	56,886
3.00%, 07/20/43	2,270	2,070,604
3.00%, 08/15/43	523	473,782
3.00%, 08/20/43	870	793,700
3.00%, 09/15/43	688	623,579
3.00%, 09/20/43	1,091	995,262
3.00%, 10/20/43	192	174,856
3.00%, 11/20/43	361	329,462
3.00%, 12/20/43	900	820,969
3.00%, 01/15/44	288	262,576
3.00%, 01/20/44	3,817	3,482,685
3.00%, 02/20/44	1,100	1,003,538
3.00%, 03/20/44	1,116	1,018,612
3.00%, 04/20/44	62	56,821
3.00%, 06/20/44	151	137,816
3.00%, 07/20/44	553	501,068
107
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/20/44	$26,277	$23,974,472
3.00%, 09/20/44	537	486,898
3.00%, 10/15/44	18	17,464
3.00%, 10/20/44	3,115	2,841,541
3.00%, 11/20/44	6,598	5,982,846
3.00%, 12/20/44	14	12,974
3.00%, 01/20/45	3,592	3,256,611
3.00%, 02/20/45	204	184,828
3.00%, 03/20/45	231	209,258
3.00%, 04/20/45	3,600	3,261,209
3.00%, 05/20/45	7,223	6,542,827
3.00%, 06/20/45	1,152	1,043,649
3.00%, 07/15/45	3	2,572
3.00%, 07/20/45	12,038	10,904,078
3.00%, 08/15/45	1,599	1,446,046
3.00%, 08/20/45	25,293	22,911,175
3.00%, 09/20/45	592	536,329
3.00%, 10/20/45	8,250	7,395,535
3.00%, 11/20/45	3,862	3,442,404
3.00%, 12/20/45	9,578	8,613,200
3.00%, 01/20/46	4,644	4,208,313
3.00%, 02/20/46	9,350	8,469,686
3.00%, 03/20/46	4,137	3,748,615
3.00%, 04/20/46	4,302	3,889,442
3.00%, 05/20/46	14,226	12,884,105
3.00%, 06/20/46	8,596	7,770,863
3.00%, 07/15/46	392	354,530
3.00%, 07/20/46	14,148	12,789,623
3.00%, 08/20/46	27,060	24,461,760
3.00%, 09/20/46	19,655	17,767,619
3.00%, 10/20/46	64,776	58,557,382
3.00%, 11/15/46	112	101,624
3.00%, 11/20/46	13,428	12,138,161
3.00%, 12/15/46	4,473	4,013,204
3.00%, 12/20/46	24,883	22,521,303
3.00%, 01/20/47	17,572	15,884,988
3.00%, 02/15/47	9,997	9,035,929
3.00%, 02/20/47	40,990	37,055,184
3.00%, 03/20/47	14,080	12,728,399
3.00%, 04/20/47	9,582	8,632,426
3.00%, 05/20/47	394	355,118
3.00%, 06/15/47	164	145,942
3.00%, 06/20/47	5,503	4,957,705
3.00%, 07/20/47	2,693	2,425,876
3.00%, 08/20/47	971	874,949
3.00%, 09/15/47	104	92,509
3.00%, 09/20/47	5,431	4,892,766
3.00%, 11/20/47	10,752	9,687,014
3.00%, 12/15/47	21	18,253
3.00%, 12/20/47	2,620	2,360,814
3.00%, 01/20/48	34,382	30,975,805
3.00%, 02/20/48	5,030	4,525,059
3.00%, 03/20/48	10,437	9,403,261
3.00%, 04/20/48	9,131	8,226,402
3.00%, 05/20/48	2,313	2,083,851
3.00%, 07/20/48	79	71,588
3.00%, 08/20/48	2,095	1,887,057
3.00%, 09/20/48	1,307	1,177,343
3.00%, 10/20/48	817	735,889
3.00%, 11/20/48	1,872	1,686,817
3.00%, 12/20/48	1,216	1,095,465
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/20/49	$445	$401,161
3.00%, 02/20/49	441	397,040
3.00%, 03/20/49	3,932	3,554,644
3.00%, 04/20/49	1,918	1,727,685
3.00%, 06/20/49	2,755	2,481,805
3.00%, 07/20/49	19,752	17,735,160
3.00%, 09/20/49	20,561	18,438,494
3.00%, 10/20/49	24,513	21,975,788
3.00%, 11/15/49	347	309,260
3.00%, 11/20/49	3,853	3,442,397
3.00%, 12/20/49	33,876	30,350,639
3.00%, 01/20/50	20,278	18,176,324
3.00%, 02/15/50	2,290	2,040,547
3.00%, 02/20/50	33,107	29,584,178
3.00%, 03/20/50	7,564	6,774,722
3.00%, 04/20/50	2,123	1,900,554
3.00%, 05/20/50	1,200	1,071,857
3.00%, 06/20/50	1,807	1,610,705
3.00%, 08/20/50	7,809	6,984,552
3.00%, 10/20/50	2,377	2,125,658
3.00%, 01/20/51	5,209	4,655,404
3.00%, 04/20/51	97	86,418
3.00%, 05/20/51	1,864	1,661,713
3.00%, 06/20/51	13,135	11,707,778
3.00%, 07/20/51	2,904	2,589,206
3.00%, 08/20/51	14,346	12,784,827
3.00%, 09/20/51	30,991	27,620,667
3.00%, 10/20/51	11,509	10,258,351
3.00%, 11/20/51	24,177	21,571,867
3.00%, 12/20/51	25,058	22,334,403
3.00%, 01/20/52	1,661	1,480,343
3.00%, 02/20/52	19,253	17,169,618
3.00%, 03/20/52	27,475	24,364,277
3.00%, 04/20/52	5,107	4,550,357
3.00%, 05/20/52	61,571	54,859,301
3.00%, 06/20/52	33,969	30,266,588
3.00%, 07/20/52	12,680	11,297,607
3.00%, 08/20/52	8,721	7,770,181
3.00%, 09/20/52	17,221	15,343,830
3.00%, 11/20/52	50	44,947
3.00%, 12/20/52	1,750	1,560,797
3.00%, 01/20/53	16,378	14,593,088
3.00%, 02/20/53	15,720	14,045,030
3.00%, 03/20/53	2,469	2,207,165
3.00%, 04/20/53	3,648	3,267,393
3.00%, 06/20/53	2,574	2,302,206
3.00%, 11/20/53	14,862	13,281,653
3.00%, 01/20/54	427	382,320
3.00%, 04/20/54	1,004	897,666
3.00%, 07/20/54	293	262,442
3.00%, 10/20/54	1,173	1,047,015
3.00%, 03/15/55(c)	39,462	35,105,765
3.50%, 12/15/25	1	515
3.50%, 02/15/26	3	2,818
3.50%, 05/15/26	3	3,103
3.50%, 12/20/26	19	18,383
3.50%, 03/20/27	4	4,046
3.50%, 04/20/27	12	12,333
3.50%, 01/20/29	4	4,195
3.50%, 07/15/29	76	74,355
3.50%, 01/15/41	9	8,801
Schedule of Investments
108

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/41	$59	$55,258
3.50%, 09/15/41	135	127,353
3.50%, 10/15/41	9	8,922
3.50%, 11/15/41	51	48,311
3.50%, 11/20/41	1,365	1,283,491
3.50%, 12/15/41	1,308	1,230,589
3.50%, 12/20/41	1,078	1,013,371
3.50%, 01/15/42	144	136,116
3.50%, 01/20/42	268	251,913
3.50%, 02/15/42	310	290,955
3.50%, 02/20/42	59	55,143
3.50%, 03/15/42	144	134,263
3.50%, 03/20/42	7,863	7,388,962
3.50%, 04/15/42	354	333,225
3.50%, 05/15/42	258	241,318
3.50%, 05/20/42	543	509,840
3.50%, 06/15/42	108	101,459
3.50%, 06/20/42	10,590	9,951,423
3.50%, 07/15/42	298	280,033
3.50%, 08/15/42	38	35,915
3.50%, 08/20/42	813	763,293
3.50%, 09/15/42	904	849,515
3.50%, 09/20/42	13,193	12,397,468
3.50%, 10/15/42	672	631,388
3.50%, 10/20/42	11,200	10,524,690
3.50%, 11/15/42	339	318,286
3.50%, 11/20/42	11,721	11,013,984
3.50%, 12/20/42	8,767	8,238,123
3.50%, 01/15/43	267	250,734
3.50%, 01/20/43	1,797	1,688,715
3.50%, 02/15/43	63	59,651
3.50%, 03/15/43	502	470,751
3.50%, 03/20/43	29	27,013
3.50%, 04/15/43	96	89,425
3.50%, 04/20/43	5,642	5,296,123
3.50%, 05/15/43	780	730,611
3.50%, 05/20/43	11,100	10,418,735
3.50%, 06/15/43	7,676	7,173,797
3.50%, 07/20/43	193	181,483
3.50%, 08/15/43	189	177,177
3.50%, 08/20/43	565	530,268
3.50%, 09/20/43	6,055	5,683,309
3.50%, 10/15/43	53	49,803
3.50%, 10/20/43	1,038	974,696
3.50%, 11/20/43	118	110,990
3.50%, 01/20/44	2	2,136
3.50%, 02/20/44	701	657,298
3.50%, 03/20/44	1,492	1,400,723
3.50%, 04/20/44	1,711	1,599,773
3.50%, 05/20/44	354	331,440
3.50%, 06/15/44	4	3,699
3.50%, 06/20/44	2,455	2,296,156
3.50%, 07/15/44	36	33,795
3.50%, 07/20/44	55	51,661
3.50%, 09/15/44	348	323,128
3.50%, 09/20/44	5,651	5,284,612
3.50%, 10/20/44	3,556	3,325,521
3.50%, 11/20/44	818	765,001
3.50%, 12/15/44	74	68,498
3.50%, 12/20/44	1,815	1,696,897
3.50%, 01/15/45	117	109,424
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/45	$785	$734,503
3.50%, 02/20/45	24	22,716
3.50%, 03/15/45	24	22,041
3.50%, 03/20/45	604	562,334
3.50%, 04/15/45	402	373,824
3.50%, 04/20/45	6,944	6,468,012
3.50%, 05/20/45	2,061	1,919,651
3.50%, 06/20/45	5,898	5,493,470
3.50%, 07/20/45	137	127,751
3.50%, 08/20/45	183	170,859
3.50%, 09/20/45	3,883	3,617,031
3.50%, 10/20/45	148	137,427
3.50%, 11/20/45	12,381	11,531,887
3.50%, 12/20/45	5,549	5,168,450
3.50%, 01/20/46	1,727	1,608,387
3.50%, 02/20/46	207	192,630
3.50%, 03/20/46	13,679	12,759,073
3.50%, 04/20/46	12,395	11,519,230
3.50%, 05/20/46	4,231	3,932,699
3.50%, 06/15/46	179	165,875
3.50%, 06/20/46	40,731	37,854,205
3.50%, 07/15/46	1,516	1,407,551
3.50%, 07/20/46	2,043	1,903,108
3.50%, 08/15/46	2,877	2,672,004
3.50%, 08/20/46	66	61,665
3.50%, 09/15/46	2,253	2,091,609
3.50%, 09/20/46	5,907	5,501,395
3.50%, 10/15/46	815	757,138
3.50%, 10/20/46	303	281,920
3.50%, 11/20/46	5,361	4,982,348
3.50%, 12/20/46	7,554	7,020,904
3.50%, 01/20/47	24,522	22,790,088
3.50%, 02/20/47	44,575	41,426,734
3.50%, 03/20/47	12,309	11,425,818
3.50%, 04/20/47	8,716	8,091,555
3.50%, 05/20/47	1,510	1,404,684
3.50%, 06/15/47	821	762,435
3.50%, 06/20/47	3,357	3,116,673
3.50%, 07/20/47	3,532	3,282,373
3.50%, 08/20/47	16,271	15,104,544
3.50%, 09/15/47	354	326,452
3.50%, 09/20/47	37,950	35,102,330
3.50%, 10/15/47	1,079	995,785
3.50%, 10/20/47	19,039	17,652,313
3.50%, 11/15/47	2,194	2,037,687
3.50%, 11/20/47	16,230	15,066,442
3.50%, 12/15/47	3,404	3,160,540
3.50%, 12/20/47	22,369	20,734,214
3.50%, 01/15/48	3,960	3,647,716
3.50%, 01/20/48	17,917	16,633,627
3.50%, 02/15/48	131	120,507
3.50%, 02/20/48	15,445	14,337,227
3.50%, 03/20/48	70	64,926
3.50%, 04/15/48	277	257,131
3.50%, 04/20/48	13,822	12,830,544
3.50%, 05/15/48	47	43,768
3.50%, 05/20/48	16,003	14,855,338
3.50%, 09/15/48	1,026	944,344
3.50%, 09/20/48	4,403	4,076,441
3.50%, 10/20/48	14,150	13,133,198
3.50%, 11/20/48	11,974	11,112,821
109
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/20/48	$40	$37,359
3.50%, 01/20/49	2,152	2,001,433
3.50%, 02/20/49	1,766	1,638,825
3.50%, 03/20/49	17,799	16,519,692
3.50%, 04/20/49	280	259,471
3.50%, 05/20/49	281	260,553
3.50%, 06/20/49	2,340	2,167,224
3.50%, 07/20/49	1,516	1,403,979
3.50%, 09/20/49	13,792	12,776,085
3.50%, 10/15/49	12	11,324
3.50%, 10/20/49	820	760,003
3.50%, 11/15/49	272	251,961
3.50%, 11/20/49	1,315	1,218,220
3.50%, 12/20/49	5,214	4,829,809
3.50%, 01/20/50	28,986	26,851,605
3.50%, 02/20/50	629	582,935
3.50%, 03/20/50	955	884,670
3.50%, 04/20/50	1,209	1,119,976
3.50%, 05/20/50	7,526	6,971,652
3.50%, 06/20/50	5,435	5,035,364
3.50%, 07/20/50	332	307,474
3.50%, 08/20/50	3,774	3,496,550
3.50%, 09/20/50	51	47,268
3.50%, 10/20/50	963	892,105
3.50%, 11/20/50	1,018	942,816
3.50%, 12/20/50	199	184,298
3.50%, 03/20/51	1,518	1,406,234
3.50%, 05/20/51	4,515	4,173,815
3.50%, 06/20/51	8,673	8,018,013
3.50%, 07/20/51	590	545,554
3.50%, 09/20/51	655	604,081
3.50%, 11/20/51	453	417,992
3.50%, 12/20/51	924	852,416
3.50%, 01/20/52	3,603	3,321,256
3.50%, 02/20/52	4,520	4,166,851
3.50%, 03/20/52	5,745	5,283,954
3.50%, 04/20/52	5,129	4,728,395
3.50%, 05/20/52	9,757	9,001,177
3.50%, 06/20/52	4,251	3,918,813
3.50%, 07/20/52	1,006	926,426
3.50%, 08/20/52	2,450	2,258,143
3.50%, 09/20/52	6,613	6,094,586
3.50%, 10/20/52	29,769	27,428,490
3.50%, 11/20/52	898	827,755
3.50%, 12/20/52	3,696	3,405,877
3.50%, 01/20/53	9,584	8,831,881
3.50%, 02/20/53	18,138	16,775,498
3.50%, 03/20/53	1,678	1,550,404
3.50%, 04/20/53	7,172	6,643,418
3.50%, 06/20/53	28,789	26,645,222
3.50%, 07/20/53	14,972	13,866,793
3.50%, 08/20/53	212	196,418
3.50%, 09/20/53	722	669,115
3.50%, 10/20/53	2,103	1,948,168
3.50%, 11/20/53	125	115,306
3.50%, 01/20/54	6,208	5,750,904
3.50%, 02/20/54	988	914,813
3.50%, 04/20/54	930	861,197
3.50%, 05/20/54	968	895,239
3.50%, 10/20/54	14,854	13,628,933
3.50%, 12/20/54	15,433	14,160,377
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/55	$7,288	$6,686,900
3.50%, 03/15/55(c)	26,527	24,338,015
4.00%, 11/15/25	2	2,449
4.00%, 05/15/26	3	2,864
4.00%, 07/20/26	2	1,906
4.00%, 06/15/39	44	43,197
4.00%, 09/20/39	234	227,040
4.00%, 11/20/39	8,571	8,355,972
4.00%, 12/20/39	523	506,697
4.00%, 04/20/40	322	310,656
4.00%, 07/20/40	339	326,847
4.00%, 08/15/40	29	28,418
4.00%, 08/20/40	344	332,238
4.00%, 09/15/40	132	128,336
4.00%, 09/20/40	163	157,235
4.00%, 10/15/40	100	96,374
4.00%, 10/20/40	1,018	982,966
4.00%, 11/15/40	72	69,188
4.00%, 11/20/40	768	741,466
4.00%, 12/15/40	46	44,278
4.00%, 12/20/40	5,893	5,688,673
4.00%, 01/15/41	137	133,037
4.00%, 01/20/41	1,027	991,593
4.00%, 02/15/41	1,681	1,628,024
4.00%, 02/20/41	90	87,241
4.00%, 03/15/41	248	239,542
4.00%, 04/15/41	1,110	1,073,404
4.00%, 04/20/41	73	70,515
4.00%, 05/15/41	303	291,990
4.00%, 05/20/41	452	436,065
4.00%, 06/15/41	0 (a)	188
4.00%, 07/15/41	551	533,059
4.00%, 07/20/41	202	194,948
4.00%, 08/15/41	38	35,988
4.00%, 08/20/41	1,295	1,250,619
4.00%, 09/15/41	170	165,355
4.00%, 09/20/41	75	72,863
4.00%, 10/15/41	23	21,827
4.00%, 10/20/41	57	54,991
4.00%, 11/15/41	12	11,841
4.00%, 11/20/41	2,339	2,257,623
4.00%, 12/15/41	385	372,290
4.00%, 12/20/41	536	517,476
4.00%, 01/15/42	270	260,777
4.00%, 01/20/42	820	791,377
4.00%, 02/15/42	1,178	1,138,887
4.00%, 02/20/42	1,649	1,591,767
4.00%, 03/15/42	1,967	1,897,067
4.00%, 03/20/42	176	169,724
4.00%, 04/15/42	1,146	1,105,104
4.00%, 04/20/42	633	610,894
4.00%, 05/15/42	352	339,263
4.00%, 05/20/42	1,083	1,045,594
4.00%, 06/20/42	145	139,793
4.00%, 07/20/42	356	343,755
4.00%, 08/15/42	337	324,605
4.00%, 08/20/42	1,575	1,520,860
4.00%, 09/20/42	28	27,404
4.00%, 10/15/42	194	187,216
4.00%, 10/20/42	29	28,397
4.00%, 11/20/42	418	403,709
Schedule of Investments
110

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 12/20/42	$2,993	$2,890,284
4.00%, 01/20/43	304	293,564
4.00%, 03/20/43	179	173,146
4.00%, 04/20/43	161	155,317
4.00%, 05/15/43	4	4,122
4.00%, 05/20/43	853	824,155
4.00%, 06/20/43	22	21,230
4.00%, 09/15/43	79	76,253
4.00%, 09/20/43	19	18,202
4.00%, 10/20/43	387	373,552
4.00%, 11/20/43	26	25,435
4.00%, 01/20/44	807	779,091
4.00%, 02/20/44	379	366,369
4.00%, 03/15/44	83	80,438
4.00%, 03/20/44	184	177,621
4.00%, 04/15/44	14	13,881
4.00%, 04/20/44	882	849,468
4.00%, 05/15/44	67	64,903
4.00%, 06/20/44	353	340,034
4.00%, 07/15/44	27	25,586
4.00%, 07/20/44	1,615	1,555,295
4.00%, 08/15/44	13	12,420
4.00%, 08/20/44	2,467	2,376,054
4.00%, 09/15/44	196	188,399
4.00%, 09/20/44	249	240,001
4.00%, 10/20/44	3,419	3,292,663
4.00%, 01/15/45	13	12,265
4.00%, 01/20/45	3,639	3,504,692
4.00%, 02/15/45	2	1,754
4.00%, 02/20/45	238	229,025
4.00%, 03/15/45	20	19,537
4.00%, 03/20/45	917	882,903
4.00%, 04/15/45	34	32,453
4.00%, 04/20/45	479	461,747
4.00%, 05/15/45	32	30,976
4.00%, 05/20/45	10	9,997
4.00%, 06/15/45	141	135,488
4.00%, 06/20/45	1,576	1,517,104
4.00%, 07/15/45	42	41,240
4.00%, 07/20/45	826	795,656
4.00%, 08/15/45	23	21,641
4.00%, 08/20/45	607	584,704
4.00%, 09/15/45	224	215,839
4.00%, 09/20/45	5,438	5,236,468
4.00%, 10/20/45	514	494,463
4.00%, 11/15/45	30	29,182
4.00%, 11/20/45	3,642	3,507,015
4.00%, 12/20/45	209	201,027
4.00%, 01/20/46	940	905,262
4.00%, 03/20/46	7,168	6,901,420
4.00%, 04/15/46	356	340,593
4.00%, 04/20/46	3,537	3,405,627
4.00%, 05/15/46	5	4,356
4.00%, 05/20/46	2,359	2,271,770
4.00%, 06/20/46	608	583,909
4.00%, 07/20/46	850	815,410
4.00%, 08/15/46	47	44,560
4.00%, 08/20/46	76	73,606
4.00%, 09/20/46	3,459	3,319,732
4.00%, 10/15/46	70	67,011
4.00%, 11/15/46	128	122,381
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/20/46	$3,294	$3,160,655
4.00%, 12/15/46	1,064	1,023,591
4.00%, 12/20/46	1,544	1,481,561
4.00%, 01/20/47	4,979	4,778,430
4.00%, 02/20/47	594	569,897
4.00%, 03/20/47	1,354	1,299,309
4.00%, 04/20/47	20,685	19,777,324
4.00%, 05/20/47	2,622	2,506,919
4.00%, 06/20/47	21,566	20,619,815
4.00%, 07/20/47	26,844	25,678,208
4.00%, 08/20/47	6,690	6,397,948
4.00%, 09/20/47	5,843	5,589,598
4.00%, 10/15/47	22	21,255
4.00%, 10/20/47	865	826,667
4.00%, 11/20/47	29,158	27,891,313
4.00%, 12/20/47	8,747	8,366,424
4.00%, 01/15/48	1,358	1,290,779
4.00%, 01/20/48	5,642	5,388,929
4.00%, 02/20/48	20,627	19,722,061
4.00%, 03/20/48	18,489	17,673,427
4.00%, 04/20/48	10,787	10,290,706
4.00%, 05/15/48	89	84,346
4.00%, 05/20/48	2,516	2,393,611
4.00%, 06/20/48	11,467	10,938,845
4.00%, 07/20/48	4,059	3,871,824
4.00%, 08/20/48	11,511	10,984,804
4.00%, 09/20/48	21,025	20,087,532
4.00%, 10/20/48	3,572	3,408,881
4.00%, 11/20/48	12,636	12,051,599
4.00%, 12/20/48	3,260	3,111,193
4.00%, 02/20/49	9,317	8,891,273
4.00%, 03/20/49	7,007	6,684,098
4.00%, 04/20/49	255	242,727
4.00%, 05/20/49	4,087	3,894,505
4.00%, 06/20/49	4,271	4,068,892
4.00%, 07/20/49	3,633	3,459,033
4.00%, 09/15/49	66	62,776
4.00%, 09/20/49	202	192,116
4.00%, 10/20/49	375	357,639
4.00%, 11/20/49	28	26,615
4.00%, 01/20/50	20,330	19,381,784
4.00%, 02/20/50	10,039	9,570,825
4.00%, 03/20/50	298	283,838
4.00%, 04/20/50	7	7,072
4.00%, 05/20/50	2,339	2,229,894
4.00%, 06/20/50	1,774	1,690,936
4.00%, 07/20/50	5,059	4,828,232
4.00%, 08/20/50	2,366	2,255,662
4.00%, 10/20/50	2,216	2,112,639
4.00%, 11/20/50	430	410,256
4.00%, 12/20/50	1,163	1,108,823
4.00%, 01/20/51	47	45,201
4.00%, 04/20/52	816	771,201
4.00%, 06/20/52	8,204	7,758,038
4.00%, 07/20/52	10,605	10,027,974
4.00%, 08/20/52	17,287	16,346,728
4.00%, 09/20/52	54,710	51,733,159
4.00%, 10/20/52	54,431	51,469,281
4.00%, 11/20/52	9,021	8,530,190
4.00%, 12/20/52	9,011	8,520,669
4.00%, 02/20/53	671	634,862
111
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 03/20/53	$3,557	$3,363,574
4.00%, 05/20/53	922	872,053
4.00%, 07/20/53	3,653	3,454,538
4.00%, 08/20/53	1,570	1,484,441
4.00%, 10/20/53	278	262,690
4.00%, 11/20/53	18,532	17,523,792
4.00%, 12/20/53	462	436,842
4.00%, 01/20/54	2,556	2,416,991
4.00%, 02/20/54	2,052	1,940,671
4.00%, 03/20/54	2,754	2,600,785
4.00%, 04/20/54	4,514	4,262,954
4.00%, 05/20/54	3,143	2,967,634
4.00%, 08/20/54	284	267,947
4.00%, 09/20/54	5,395	5,085,978
4.00%, 10/20/54	997	939,702
4.00%, 11/20/54	10,736	10,120,735
4.00%, 01/20/55	5,694	5,367,051
4.00%, 03/15/55(c)	50	47,115
4.50%, 04/20/26	1	1,336
4.50%, 07/15/33	1	805
4.50%, 08/15/33	6	6,411
4.50%, 11/20/33	2	1,610
4.50%, 06/15/34	1	1,371
4.50%, 01/15/35	0 (a)	363
4.50%, 06/20/35	11	10,936
4.50%, 08/15/35	4	3,882
4.50%, 03/15/39	66	65,313
4.50%, 03/20/39	25	25,179
4.50%, 04/15/39	208	204,637
4.50%, 05/15/39	65	66,366
4.50%, 06/15/39	60	59,450
4.50%, 07/15/39	240	239,142
4.50%, 08/15/39	940	933,139
4.50%, 09/15/39	29	29,233
4.50%, 10/15/39	5	5,410
4.50%, 11/15/39	25	24,694
4.50%, 11/20/39	357	355,018
4.50%, 12/15/39	50	49,586
4.50%, 12/20/39	34	33,950
4.50%, 01/15/40	117	116,251
4.50%, 01/20/40	581	577,008
4.50%, 02/15/40	99	97,176
4.50%, 03/15/40	61	61,518
4.50%, 04/15/40	30	29,253
4.50%, 04/20/40	833	828,125
4.50%, 05/15/40	21	20,888
4.50%, 05/20/40	308	306,259
4.50%, 06/15/40	1,996	1,981,634
4.50%, 06/20/40	5,921	5,884,129
4.50%, 07/15/40	715	709,173
4.50%, 07/20/40	2,125	2,111,607
4.50%, 08/15/40	2,414	2,398,204
4.50%, 08/20/40	610	605,733
4.50%, 09/15/40	132	130,942
4.50%, 10/15/40	57	56,253
4.50%, 10/20/40	3,172	3,151,616
4.50%, 11/20/40	955	948,973
4.50%, 12/15/40	11	10,678
4.50%, 01/15/41	3	3,261
4.50%, 01/20/41	7,177	7,132,216
4.50%, 02/15/41	5	4,508
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 02/20/41	$4,152	$4,122,116
4.50%, 03/15/41	66	65,014
4.50%, 03/20/41	1,497	1,486,303
4.50%, 04/15/41	16	15,468
4.50%, 04/20/41	8,178	8,119,147
4.50%, 05/15/41	34	34,459
4.50%, 05/20/41	4,536	4,503,735
4.50%, 06/15/41	39	38,786
4.50%, 06/20/41	6,538	6,490,484
4.50%, 07/15/41	26	26,384
4.50%, 07/20/41	5,049	5,012,096
4.50%, 08/15/41	43	43,017
4.50%, 08/20/41	77	76,741
4.50%, 09/15/41	14	14,347
4.50%, 09/20/41	1,086	1,078,143
4.50%, 11/20/41	1,066	1,058,162
4.50%, 12/20/41	454	450,520
4.50%, 01/20/42	3,849	3,821,606
4.50%, 02/20/42	43	42,963
4.50%, 03/20/42	10	10,144
4.50%, 04/20/42	19	18,915
4.50%, 05/20/42	13	12,902
4.50%, 08/20/43	8	7,429
4.50%, 09/20/43	216	213,063
4.50%, 11/20/43	426	420,682
4.50%, 02/20/44	115	113,946
4.50%, 03/20/44	2,327	2,299,750
4.50%, 04/20/44	2	2,207
4.50%, 05/20/44	215	212,863
4.50%, 06/20/44	10	10,020
4.50%, 08/20/44	15	15,116
4.50%, 09/20/44	3,215	3,175,241
4.50%, 10/20/44	182	179,504
4.50%, 11/20/44	151	149,406
4.50%, 02/20/45	35	34,204
4.50%, 03/20/45	2	2,212
4.50%, 06/20/45	111	109,553
4.50%, 09/15/45	15	14,820
4.50%, 09/20/45	6	6,221
4.50%, 10/15/45	42	41,439
4.50%, 10/20/45	53	52,175
4.50%, 11/20/45	5,033	4,970,344
4.50%, 12/20/45	126	124,538
4.50%, 01/20/46	41	40,527
4.50%, 02/15/46	142	140,049
4.50%, 02/20/46	559	552,551
4.50%, 03/20/46	8,213	8,116,802
4.50%, 05/20/46	102	100,413
4.50%, 07/20/46	196	193,305
4.50%, 08/15/46	15	15,110
4.50%, 08/20/46	292	289,014
4.50%, 09/15/46	59	57,694
4.50%, 09/20/46	1,437	1,424,115
4.50%, 10/15/46	13	12,723
4.50%, 10/20/46	1,482	1,464,757
4.50%, 11/20/46	674	665,646
4.50%, 12/20/46	120	118,593
4.50%, 01/20/47	456	449,280
4.50%, 02/20/47	235	231,558
4.50%, 04/20/47	331	325,402
4.50%, 05/20/47	718	707,008
Schedule of Investments
112

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/15/47	$59	$57,036
4.50%, 06/20/47	773	760,947
4.50%, 07/20/47	7,030	6,919,278
4.50%, 08/15/47	20	20,116
4.50%, 08/20/47	514	505,682
4.50%, 09/20/47	124	122,082
4.50%, 10/20/47	1,384	1,361,047
4.50%, 11/20/47	139	136,260
4.50%, 12/20/47	231	226,765
4.50%, 01/20/48	1,801	1,767,717
4.50%, 02/20/48	2,838	2,786,452
4.50%, 03/20/48	3,475	3,410,980
4.50%, 04/20/48	12,061	11,840,284
4.50%, 05/20/48	446	438,256
4.50%, 06/20/48	10,523	10,315,065
4.50%, 07/20/48	16,340	16,017,414
4.50%, 08/20/48	12,415	12,169,906
4.50%, 09/20/48	5,404	5,297,260
4.50%, 10/20/48	1,475	1,445,981
4.50%, 11/20/48	7,686	7,534,121
4.50%, 12/20/48	5,895	5,778,593
4.50%, 01/20/49	16,222	15,901,851
4.50%, 02/20/49	2,196	2,152,415
4.50%, 03/20/49	5,648	5,536,717
4.50%, 04/20/49	2,767	2,712,566
4.50%, 05/20/49	9,811	9,617,322
4.50%, 06/20/49	815	798,856
4.50%, 08/20/49	3,212	3,148,999
4.50%, 09/20/49	235	230,765
4.50%, 10/20/49	462	453,042
4.50%, 11/20/49	747	732,118
4.50%, 12/20/49	147	144,315
4.50%, 02/20/50	7,635	7,484,251
4.50%, 03/20/50	3,016	2,956,517
4.50%, 04/20/50	2,643	2,591,853
4.50%, 05/20/50	2,129	2,086,939
4.50%, 07/20/50	335	328,270
4.50%, 12/20/50	137	133,884
4.50%, 03/20/51	1,768	1,732,861
4.50%, 04/20/51	1,838	1,801,456
4.50%, 05/20/51	46	44,895
4.50%, 06/20/51	2,229	2,188,152
4.50%, 12/20/51	3,841	3,765,203
4.50%, 02/20/52	18	17,488
4.50%, 05/20/52	6,142	5,954,097
4.50%, 07/20/52	17,238	16,710,541
4.50%, 08/20/52	40,214	38,983,769
4.50%, 09/20/52	4,466	4,328,922
4.50%, 10/20/52	4,794	4,647,348
4.50%, 11/20/52	5,130	4,972,650
4.50%, 03/20/53	44,093	42,744,053
4.50%, 04/20/53	41,415	40,087,996
4.50%, 05/20/53	23,304	22,557,721
4.50%, 06/20/53	10,057	9,734,500
4.50%, 02/20/54	21,914	21,211,763
4.50%, 04/20/54	7,280	7,030,253
4.50%, 05/20/54	4,909	4,740,673
4.50%, 06/20/54	4,051	3,912,063
4.50%, 10/20/54	32,286	31,179,654
4.50%, 11/20/54	34,797	33,604,826
4.50%, 12/20/54	342	329,955
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 01/20/55	$9,982	$9,639,603
4.50%, 03/15/55(c)	75,932	73,266,673
5.00%, 03/15/33	2	2,227
5.00%, 05/20/33	106	107,731
5.00%, 06/15/33	4	3,694
5.00%, 07/15/33	12	11,483
5.00%, 07/20/33	1	725
5.00%, 08/15/33	45	44,467
5.00%, 09/15/33	26	25,552
5.00%, 10/15/33	17	17,056
5.00%, 10/15/33	0 (a)	447
5.00%, 01/15/34	1	543
5.00%, 01/20/34	1	919
5.00%, 02/15/34	18	18,605
5.00%, 04/15/34	2	1,529
5.00%, 05/15/34	2	1,580
5.00%, 05/20/34	1	529
5.00%, 06/15/34	17	17,030
5.00%, 07/15/34	11	11,127
5.00%, 12/15/34	1	1,439
5.00%, 01/15/35	5	4,934
5.00%, 03/15/35	0 (a)	381
5.00%, 05/15/35	1	942
5.00%, 07/20/35	475	484,209
5.00%, 08/15/35	14	14,368
5.00%, 09/15/35	5	5,494
5.00%, 10/15/35	38	38,260
5.00%, 11/15/35	8	7,569
5.00%, 12/15/35	7	7,534
5.00%, 04/20/36	17	17,459
5.00%, 09/15/36	12	12,428
5.00%, 12/15/36	1,818	1,844,320
5.00%, 04/20/37	1	532
5.00%, 12/15/37	2	1,895
5.00%, 01/15/38	0 (a)	130
5.00%, 02/15/38	0 (a)	229
5.00%, 03/15/38	0 (a)	492
5.00%, 03/20/38	3	3,551
5.00%, 04/15/38	9	9,134
5.00%, 04/15/38	0 (a)	470
5.00%, 04/20/38	88	90,033
5.00%, 05/15/38	56	56,296
5.00%, 05/20/38	1	1,148
5.00%, 06/15/38	20	20,850
5.00%, 06/20/38	10	9,720
5.00%, 07/15/38	2	1,727
5.00%, 07/15/38	0 (a)	260
5.00%, 08/15/38	23	23,050
5.00%, 08/20/38	8	7,711
5.00%, 10/15/38	10	9,829
5.00%, 10/20/38	10	10,105
5.00%, 12/15/38	5	4,782
5.00%, 01/15/39	796	810,390
5.00%, 02/15/39	223	226,233
5.00%, 03/15/39	50	50,569
5.00%, 03/15/39	0 (a)	385
5.00%, 04/15/39	31	30,872
5.00%, 05/15/39	11	10,837
5.00%, 05/20/39	4	4,305
5.00%, 06/15/39	59	59,675
5.00%, 06/20/39	2,294	2,332,455
113
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/15/39	$1,842	$1,872,765
5.00%, 07/20/39	577	586,821
5.00%, 08/15/39	70	70,573
5.00%, 09/15/39	217	220,119
5.00%, 10/15/39	26	26,114
5.00%, 10/20/39	663	674,059
5.00%, 11/15/39	35	35,783
5.00%, 11/20/39	104	105,831
5.00%, 12/15/39	11	11,513
5.00%, 02/15/40	215	218,486
5.00%, 03/15/40	23	23,594
5.00%, 03/20/40	3	2,535
5.00%, 04/15/40	9	8,805
5.00%, 05/15/40	435	441,380
5.00%, 05/20/40	8	7,942
5.00%, 06/15/40	83	83,678
5.00%, 06/20/40	21	21,601
5.00%, 07/15/40	26	26,243
5.00%, 07/20/40	2,100	2,130,254
5.00%, 08/15/40	8	8,302
5.00%, 08/20/40	664	673,674
5.00%, 12/15/40	50	50,837
5.00%, 01/20/41	42	42,575
5.00%, 02/20/41	18	18,346
5.00%, 04/15/41	8	8,392
5.00%, 04/20/41	1	877
5.00%, 05/20/41	27	27,270
5.00%, 06/20/41	5	5,375
5.00%, 07/20/41	7	6,718
5.00%, 09/20/41	10	9,630
5.00%, 10/20/41	6	5,624
5.00%, 11/20/41	1,880	1,907,106
5.00%, 12/20/41	12	12,375
5.00%, 02/20/42	57	58,227
5.00%, 03/20/42	11	10,903
5.00%, 07/20/42	370	375,922
5.00%, 08/20/42	18	17,936
5.00%, 10/20/42	1	1,134
5.00%, 01/20/43	94	95,970
5.00%, 04/20/43	25	25,600
5.00%, 05/20/43	16	16,297
5.00%, 11/20/43	55	56,029
5.00%, 01/20/44	76	76,880
5.00%, 03/15/44	1,466	1,486,427
5.00%, 05/20/44	167	169,698
5.00%, 06/20/44	24	23,961
5.00%, 07/20/44	128	130,217
5.00%, 08/20/44	62	63,352
5.00%, 12/20/44	385	390,083
5.00%, 04/20/45	89	90,658
5.00%, 06/20/45	410	415,328
5.00%, 07/20/45	2	2,107
5.00%, 08/20/45	11	11,297
5.00%, 09/20/45	8	8,209
5.00%, 10/20/45	189	191,291
5.00%, 11/20/45	4	3,886
5.00%, 02/20/46	457	463,899
5.00%, 03/20/46	6	6,262
5.00%, 04/20/46	75	75,652
5.00%, 05/20/46	54	54,493
5.00%, 07/20/46	148	150,410
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/20/46	$1,017	$1,030,707
5.00%, 10/20/46	1,741	1,765,997
5.00%, 11/20/46	824	835,954
5.00%, 01/20/47	2,135	2,171,269
5.00%, 02/20/47	1,483	1,503,420
5.00%, 03/20/47	1,701	1,723,982
5.00%, 04/20/47	417	422,924
5.00%, 05/20/47	649	655,066
5.00%, 06/20/47	129	130,206
5.00%, 07/15/47	281	282,351
5.00%, 07/20/47	28	28,196
5.00%, 08/15/47	141	141,341
5.00%, 08/20/47	67	67,760
5.00%, 09/20/47	248	249,426
5.00%, 10/20/47	1,440	1,452,494
5.00%, 11/20/47	316	319,160
5.00%, 12/20/47	375	378,518
5.00%, 01/20/48	278	280,244
5.00%, 02/20/48	2,261	2,275,796
5.00%, 03/20/48	4,356	4,391,285
5.00%, 04/20/48	2,173	2,186,655
5.00%, 05/20/48	1,513	1,519,373
5.00%, 06/20/48	318	319,432
5.00%, 08/20/48	3,226	3,229,929
5.00%, 09/20/48	1,002	1,004,476
5.00%, 10/20/48	4,064	4,069,108
5.00%, 11/20/48	5,170	5,176,550
5.00%, 12/20/48	1,801	1,802,085
5.00%, 01/20/49	10,725	10,738,500
5.00%, 02/20/49	696	697,246
5.00%, 03/20/49	7,975	7,985,561
5.00%, 04/20/49	4,291	4,303,242
5.00%, 05/20/49	4	3,683
5.00%, 06/20/49	1,254	1,257,219
5.00%, 07/20/49	982	987,255
5.00%, 08/20/49	523	524,650
5.00%, 09/20/49	3,873	3,894,684
5.00%, 10/20/49	2,012	2,025,185
5.00%, 11/20/49	4,433	4,448,455
5.00%, 12/20/49	584	586,626
5.00%, 02/20/50	476	479,333
5.00%, 04/20/50	878	883,483
5.00%, 05/20/50	1,532	1,544,131
5.00%, 06/20/50	171	172,258
5.00%, 07/20/51	48	47,687
5.00%, 08/20/51	848	849,067
5.00%, 09/20/51	33	32,959
5.00%, 10/20/51	6,501	6,458,789
5.00%, 11/20/51	4,222	4,194,823
5.00%, 01/20/52	141	139,775
5.00%, 07/20/52	3,502	3,471,137
5.00%, 09/20/52	19,949	19,775,422
5.00%, 10/20/52	535	530,439
5.00%, 12/20/52	15,077	14,956,978
5.00%, 01/20/53	3,921	3,887,175
5.00%, 02/20/53	7,441	7,376,273
5.00%, 03/20/53	1,110	1,098,903
5.00%, 04/20/53	27,686	27,413,978
5.00%, 05/20/53	66,325	65,673,041
5.00%, 06/20/53	7,407	7,333,741
5.00%, 07/20/53	70,688	69,992,831
Schedule of Investments
114

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/20/53	$4,560	$4,514,817
5.00%, 09/20/53	43,987	43,554,347
5.00%, 10/20/53	1,344	1,330,343
5.00%, 11/20/53	4,998	4,952,071
5.00%, 12/20/53	219	217,311
5.00%, 01/20/54	562	556,952
5.00%, 02/20/54	2,981	2,951,214
5.00%, 03/20/54	459	453,317
5.00%, 04/20/54	297	293,363
5.00%, 05/20/54	5,671	5,599,226
5.00%, 09/20/54	29,549	29,172,622
5.00%, 10/20/54	51,735	51,075,903
5.00%, 11/20/54	78,085	77,090,855
5.00%, 12/20/54	55,691	54,981,537
5.00%, 01/20/55	9,983	9,855,812
5.00%, 03/15/55(c)	221,837	219,055,761
5.50%, 12/15/31	9	9,390
5.50%, 12/15/31	0 (a)	388
5.50%, 05/20/32	0 (a)	188
5.50%, 10/15/32	1	1,068
5.50%, 11/15/32	2	1,548
5.50%, 01/15/33	5	4,650
5.50%, 02/15/33	5	5,102
5.50%, 02/15/33	0 (a)	397
5.50%, 03/15/33	7	7,300
5.50%, 03/15/33	0 (a)	195
5.50%, 04/15/33	20	20,689
5.50%, 05/15/33	13	13,326
5.50%, 05/15/33	0 (a)	155
5.50%, 06/15/33	1	1,330
5.50%, 07/15/33	4	3,980
5.50%, 08/15/33	20	20,104
5.50%, 08/15/33	0 (a)	348
5.50%, 09/15/33	7	6,761
5.50%, 10/15/33	4	4,281
5.50%, 11/15/33	28	28,679
5.50%, 12/15/33	5	5,672
5.50%, 12/15/33	0 (a)	55
5.50%, 01/15/34	19	19,619
5.50%, 02/15/34	0 (a)	139
5.50%, 03/15/34	7	6,920
5.50%, 04/15/34	11	11,340
5.50%, 05/15/34	22	22,955
5.50%, 05/15/34	0 (a)	381
5.50%, 06/15/34	13	12,957
5.50%, 07/15/34	6	6,379
5.50%, 10/15/34	3	3,229
5.50%, 11/15/34	6	6,387
5.50%, 11/20/34	592	608,108
5.50%, 12/15/34	3	3,339
5.50%, 02/15/35	13	13,303
5.50%, 03/15/35	10	9,960
5.50%, 04/15/35	10	10,314
5.50%, 05/15/35	6	6,122
5.50%, 06/15/35	15	15,553
5.50%, 07/15/35	12	12,535
5.50%, 08/15/35	4	3,751
5.50%, 09/15/35	11	11,723
5.50%, 10/15/35	7	6,569
5.50%, 11/15/35	3	2,552
5.50%, 12/15/35	9	9,498
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 01/15/36	$4	$3,631
5.50%, 02/15/36	1	1,087
5.50%, 03/15/36	452	467,789
5.50%, 03/20/36	126	129,961
5.50%, 04/15/36	2	2,012
5.50%, 04/15/36	0 (a)	439
5.50%, 06/20/36	250	256,933
5.50%, 07/15/36	0 (a)	494
5.50%, 07/20/36	178	182,715
5.50%, 11/20/36	0 (a)	335
5.50%, 12/15/36	4	3,857
5.50%, 01/15/37	0 (a)	192
5.50%, 03/15/37	33	33,662
5.50%, 04/15/37	11	11,092
5.50%, 05/15/37	1	1,078
5.50%, 07/15/37	2	1,627
5.50%, 01/15/38	1	897
5.50%, 01/20/38	1	592
5.50%, 02/15/38	8	8,254
5.50%, 03/15/38	2	2,366
5.50%, 05/15/38	8	8,069
5.50%, 05/15/38	0 (a)	251
5.50%, 06/15/38	61	62,873
5.50%, 06/15/38	0 (a)	276
5.50%, 06/20/38	679	700,747
5.50%, 07/15/38	19	18,718
5.50%, 07/15/38	0 (a)	465
5.50%, 07/20/38	8	7,966
5.50%, 08/15/38	26	26,412
5.50%, 09/15/38	9	9,028
5.50%, 09/20/38	5	5,300
5.50%, 10/15/38	410	424,725
5.50%, 10/20/38	22	22,758
5.50%, 11/15/38	12	13,094
5.50%, 11/20/38	0 (a)	436
5.50%, 12/15/38	8	7,813
5.50%, 12/20/38	18	18,908
5.50%, 01/15/39	17	17,663
5.50%, 01/15/39	0 (a)	326
5.50%, 01/20/39	8	8,430
5.50%, 02/15/39	3	3,335
5.50%, 02/20/39	33	34,131
5.50%, 03/20/39	498	513,740
5.50%, 04/15/39	7	6,795
5.50%, 05/15/39	1	1,236
5.50%, 11/15/39	3	2,773
5.50%, 12/15/39	119	123,719
5.50%, 01/15/40	1,091	1,135,827
5.50%, 01/20/40	232	239,003
5.50%, 03/15/40	15	15,295
5.50%, 04/15/40	26	26,731
5.50%, 07/20/40	1,106	1,140,735
5.50%, 11/15/40	12	12,103
5.50%, 12/20/40	5	5,631
5.50%, 04/20/41	18	18,770
5.50%, 10/20/41	15	15,541
5.50%, 11/20/41	14	14,393
5.50%, 01/20/42	4	3,737
5.50%, 02/20/42	204	209,977
5.50%, 07/20/42	4	4,157
5.50%, 11/20/42	26	27,215
115
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 06/20/43	$73	$75,151
5.50%, 07/20/43	15	14,955
5.50%, 04/20/44	26	26,453
5.50%, 08/20/44	28	28,523
5.50%, 01/20/47	16	16,372
5.50%, 02/20/47	19	19,543
5.50%, 10/20/47	222	229,434
5.50%, 03/20/48	118	121,650
5.50%, 04/20/48	55	57,019
5.50%, 05/20/48	203	205,972
5.50%, 06/20/48	158	160,394
5.50%, 11/20/48	2,069	2,101,335
5.50%, 12/20/48	288	292,284
5.50%, 01/20/49	1,940	1,971,102
5.50%, 02/20/49	85	86,788
5.50%, 03/20/49	22	22,267
5.50%, 05/20/49	2,614	2,658,703
5.50%, 03/20/52	1,348	1,368,820
5.50%, 05/20/52	330	333,735
5.50%, 06/20/52	265	267,448
5.50%, 08/20/52	768	774,448
5.50%, 10/20/52	2,053	2,069,640
5.50%, 11/20/52	2,569	2,589,800
5.50%, 12/20/52	59,328	59,793,526
5.50%, 01/20/53	42,990	43,321,925
5.50%, 02/20/53	1,960	1,975,427
5.50%, 04/20/53	5,515	5,556,334
5.50%, 05/20/53	3,220	3,243,572
5.50%, 06/20/53	782	787,307
5.50%, 07/20/53	19,310	19,463,723
5.50%, 08/20/53	382	384,452
5.50%, 09/20/53	111,524	112,244,237
5.50%, 10/20/53	44,358	44,644,388
5.50%, 11/20/53	13,865	13,954,711
5.50%, 12/20/53	2,694	2,711,316
5.50%, 01/20/54	438	440,522
5.50%, 02/20/54	4,070	4,090,269
5.50%, 03/20/54	2,666	2,674,746
5.50%, 05/20/54	19,293	19,356,066
5.50%, 07/20/54	7,093	7,120,838
5.50%, 08/20/54	29,768	29,866,288
5.50%, 09/20/54	9,873	9,905,867
5.50%, 10/20/54	63,527	63,736,180
5.50%, 11/20/54	70,291	70,522,579
5.50%, 12/20/54	10,883	10,918,980
5.50%, 03/15/55(c)	203,758	204,259,436
6.00%, 04/15/26	0 (a)	396
6.00%, 05/15/26	1	495
6.00%, 04/15/28	0 (a)	141
6.00%, 05/15/28	1	529
6.00%, 07/20/28	0 (a)	57
6.00%, 09/20/28	0 (a)	114
6.00%, 12/15/28	0 (a)	167
6.00%, 01/15/29	3	3,719
6.00%, 01/15/29	0 (a)	77
6.00%, 02/15/29	0 (a)	120
6.00%, 02/15/29	15	14,709
6.00%, 03/15/29	0 (a)	185
6.00%, 04/15/29	1	1,035
6.00%, 04/15/29	0 (a)	135
6.00%, 05/15/29	2	1,657
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 05/20/29	$0 (a)	$317
6.00%, 06/15/29	1	677
6.00%, 07/15/29	0 (a)	72
6.00%, 08/20/29	0 (a)	69
6.00%, 06/15/31	0 (a)	216
6.00%, 10/15/31	1	968
6.00%, 11/15/31	0 (a)	166
6.00%, 12/15/31	2	1,772
6.00%, 01/15/32	0 (a)	214
6.00%, 02/15/32	0 (a)	160
6.00%, 02/15/32	3	2,167
6.00%, 03/15/32	1	1,199
6.00%, 03/15/32	0 (a)	289
6.00%, 04/15/32	3	3,237
6.00%, 05/15/32	0 (a)	624
6.00%, 05/15/32	1	553
6.00%, 06/15/32	1	909
6.00%, 07/15/32	1	968
6.00%, 08/15/32	2	1,744
6.00%, 08/15/32	0 (a)	209
6.00%, 09/15/32	1	714
6.00%, 10/15/32	0 (a)	62
6.00%, 10/15/32	7	6,989
6.00%, 12/15/32	0 (a)	295
6.00%, 12/15/32	20	20,433
6.00%, 01/15/33	0 (a)	652
6.00%, 02/15/33	8	7,994
6.00%, 06/15/33	12	12,240
6.00%, 08/15/33	1	1,274
6.00%, 09/15/33	27	27,807
6.00%, 11/15/33	2	1,659
6.00%, 12/15/33	34	35,153
6.00%, 07/15/34	5	5,451
6.00%, 08/15/34	2	2,446
6.00%, 09/15/34	1	1,058
6.00%, 10/15/34	7	7,217
6.00%, 09/15/35	1	1,382
6.00%, 11/15/35	1	1,319
6.00%, 12/15/35	7	6,599
6.00%, 01/15/36	1	616
6.00%, 01/20/36	2	2,058
6.00%, 04/15/36	3	3,544
6.00%, 06/15/36	6	6,830
6.00%, 07/15/36	3	2,730
6.00%, 08/15/36	10	10,218
6.00%, 10/15/36	2	1,784
6.00%, 11/15/36	11	10,916
6.00%, 01/15/37	14	14,402
6.00%, 01/20/37	1	885
6.00%, 02/15/37	1	1,258
6.00%, 03/15/37	948	999,591
6.00%, 04/15/37	20	21,876
6.00%, 05/15/37	0 (a)	226
6.00%, 05/15/37	16	16,748
6.00%, 06/15/37	2	2,322
6.00%, 08/15/37	1	1,153
6.00%, 10/20/37	15	15,773
6.00%, 11/15/37	0 (a)	205
6.00%, 11/20/37	15	15,702
6.00%, 12/15/37	4	4,424
6.00%, 01/15/38	12	13,090
Schedule of Investments
116

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 02/15/38	$0 (a)	$367
6.00%, 02/15/38	8	7,882
6.00%, 03/15/38	1	939
6.00%, 05/15/38	11	11,483
6.00%, 06/15/38	2	2,102
6.00%, 06/20/38	10	10,412
6.00%, 08/15/38	5	5,840
6.00%, 08/15/38	0 (a)	419
6.00%, 09/20/38	1,050	1,101,887
6.00%, 10/15/38	0 (a)	377
6.00%, 10/15/38	1	597
6.00%, 11/15/38	3	2,662
6.00%, 11/15/38	0 (a)	98
6.00%, 12/15/38	266	282,510
6.00%, 01/15/39	54	57,250
6.00%, 06/15/39	3	3,564
6.00%, 09/20/39	74	77,421
6.00%, 11/15/39	172	182,687
6.00%, 12/15/39	3	3,020
6.00%, 04/20/40	109	114,030
6.00%, 12/15/40	5	5,312
6.00%, 12/20/40	3	3,319
6.00%, 06/20/41	179	187,577
6.00%, 11/20/41	1	1,509
6.00%, 01/20/42	11	11,257
6.00%, 04/20/42	2	2,133
6.00%, 02/20/43	296	310,523
6.00%, 07/20/45	93	97,458
6.00%, 01/20/46	275	287,998
6.00%, 05/20/47	1,859	1,951,313
6.00%, 08/20/52	1,535	1,565,024
6.00%, 10/20/52	135	137,575
6.00%, 02/20/53	7,416	7,552,463
6.00%, 06/20/53	404	411,370
6.00%, 07/20/53	2,916	2,972,012
6.00%, 09/20/53	14,354	14,630,999
6.00%, 10/20/53	21,404	21,817,867
6.00%, 12/20/53	8,614	8,779,962
6.00%, 01/20/54	1,801	1,836,230
6.00%, 05/20/54	9,259	9,392,110
6.00%, 06/20/54	32,481	32,946,998
6.00%, 07/20/54	69,020	70,010,611
6.00%, 08/20/54	78,443	79,568,557
6.00%, 09/20/54	12,128	12,302,423
6.00%, 10/20/54	2,809	2,848,798
6.00%, 01/20/55	38,315	38,849,593
6.00%, 03/15/55(c)	140,500	142,396,442
6.50%, 03/15/26	0 (a)	60
6.50%, 03/15/28	0 (a)	437
6.50%, 04/15/28	0 (a)	71
6.50%, 08/15/28	0 (a)	14
6.50%, 09/15/28	0 (a)	755
6.50%, 10/15/28	2	2,185
6.50%, 10/15/28	0 (a)	565
6.50%, 10/20/28	0 (a)	174
6.50%, 11/15/28	0 (a)	315
6.50%, 12/15/28	0 (a)	266
6.50%, 12/15/28	2	1,842
6.50%, 01/15/29	2	2,644
6.50%, 01/15/29	0 (a)	80
6.50%, 02/15/29	0 (a)	78
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 03/15/29	$0 (a)	$582
6.50%, 03/15/29	1	642
6.50%, 04/15/29	0 (a)	143
6.50%, 05/15/29	0 (a)	40
6.50%, 05/20/29	0 (a)	149
6.50%, 06/15/29	0 (a)	87
6.50%, 07/15/29	8	6,825
6.50%, 07/15/29	0 (a)	310
6.50%, 08/15/29	3	3,267
6.50%, 08/15/29	0 (a)	18
6.50%, 09/15/29	0 (a)	349
6.50%, 12/15/29	0 (a)	48
6.50%, 05/15/31	2	1,311
6.50%, 06/15/31	0 (a)	137
6.50%, 07/15/31	0 (a)	127
6.50%, 09/15/31	0 (a)	529
6.50%, 09/15/31	2	2,579
6.50%, 11/15/31	8	8,590
6.50%, 12/15/31	4	3,688
6.50%, 01/15/32	0 (a)	693
6.50%, 01/15/32	1	714
6.50%, 02/20/32	0 (a)	103
6.50%, 03/15/32	3	3,210
6.50%, 04/15/32	3	3,828
6.50%, 05/20/32	5	5,232
6.50%, 06/15/32	0 (a)	169
6.50%, 06/15/32	1	928
6.50%, 07/15/32	2	1,822
6.50%, 08/15/32	4	3,761
6.50%, 10/15/32	0 (a)	89
6.50%, 10/15/32	1	919
6.50%, 12/15/32	1	654
6.50%, 01/15/33	3	2,742
6.50%, 01/15/33	0 (a)	440
6.50%, 03/15/33	2	1,893
6.50%, 04/15/33	1	908
6.50%, 05/15/33	1	1,324
6.50%, 07/15/34	0 (a)	385
6.50%, 08/15/34	1	973
6.50%, 08/20/34	1	542
6.50%, 11/15/34	1	1,388
6.50%, 12/15/35	1	1,453
6.50%, 04/15/36	12	12,671
6.50%, 10/15/36	14	14,283
6.50%, 07/15/37	1	1,092
6.50%, 08/15/37	0 (a)	269
6.50%, 11/15/37	4	3,908
6.50%, 12/15/37	1	921
6.50%, 01/15/38	1	1,288
6.50%, 08/20/38	6	5,846
6.50%, 09/15/38	3	3,172
6.50%, 10/20/38	478	508,250
6.50%, 11/15/38	6	6,424
6.50%, 12/15/38	7	6,195
6.50%, 01/15/39	0 (a)	144
6.50%, 12/20/52	469	479,318
6.50%, 02/20/53	621	634,329
6.50%, 04/20/53	354	361,046
6.50%, 02/20/54	324	330,111
6.50%, 06/20/54	922	940,995
6.50%, 07/20/54	113,781	116,067,421
117
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 08/20/54	$282,360	$288,219,675
6.50%, 10/20/54	1,133	1,157,035
6.50%, 11/20/54	5,820	5,944,123
6.50%, 01/20/55	11,485	11,746,620
6.50%, 02/20/55	46,571	47,695,461
6.50%, 03/15/55(c)	142,169	145,045,184
7.00%, 10/15/25	0 (a)	18
7.00%, 12/15/25	0 (a)	87
7.00%, 01/15/26	0 (a)	16
7.00%, 02/15/26	0 (a)	25
7.00%, 04/15/26	0 (a)	115
7.00%, 06/15/26	0 (a)	276
7.00%, 11/15/26	0 (a)	48
7.00%, 05/15/27	0 (a)	73
7.00%, 06/15/27	0 (a)	85
7.00%, 10/15/27	0 (a)	149
7.00%, 11/15/27	1	588
7.00%, 11/15/27	0 (a)	22
7.00%, 12/15/27	0 (a)	133
7.00%, 02/15/28	0 (a)	9
7.00%, 03/15/28	0 (a)	327
7.00%, 04/15/28	0 (a)	245
7.00%, 06/15/28	0 (a)	708
7.00%, 06/15/28	1	533
7.00%, 07/15/28	0 (a)	184
7.00%, 08/15/28	0 (a)	413
7.00%, 09/15/28	0 (a)	821
7.00%, 09/15/28	1	991
7.00%, 10/15/28	0 (a)	130
7.00%, 11/15/28	1	1,184
7.00%, 11/15/28	0 (a)	341
7.00%, 12/15/28	0 (a)	383
7.00%, 03/15/29	2	1,599
7.00%, 04/15/29	0 (a)	55
7.00%, 05/15/29	0 (a)	84
7.00%, 06/15/29	0 (a)	262
7.00%, 07/15/29	0 (a)	227
7.00%, 08/15/29	0 (a)	520
7.00%, 11/15/29	0 (a)	38
7.00%, 12/15/29	0 (a)	296
7.00%, 12/15/30	1	527
7.00%, 02/15/31	0 (a)	436
7.00%, 07/15/31	3	2,466
7.00%, 07/15/31	0 (a)	144
7.00%, 08/15/31	0 (a)	797
7.00%, 09/15/31	0 (a)	101
7.00%, 09/15/31	1	820
7.00%, 10/15/31	0 (a)	91
7.00%, 02/15/32	0 (a)	431
7.00%, 04/15/32	2	1,991
7.00%, 05/15/32	1	842
7.50%, 09/15/25	0 (a)	44
7.50%, 11/15/25	0 (a)	3
7.50%, 12/15/25	0 (a)	27
7.50%, 03/15/26	0 (a)	180
7.50%, 06/15/26	0 (a)	54
7.50%, 08/15/26	0 (a)	17
7.50%, 06/15/27	0 (a)	87
7.50%, 10/15/27	0 (a)	233
7.50%, 12/15/27	0 (a)	131
7.50%, 01/15/28	0 (a)	60
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.50%, 06/15/28	$1	$806
7.50%, 07/15/28	1	1,051
7.50%, 08/15/28	0 (a)	141
7.50%, 09/15/28	0 (a)	32
7.50%, 12/15/28	0 (a)	24
7.50%, 01/15/29	0 (a)	19
7.50%, 03/15/29	0 (a)	393
7.50%, 08/15/29	0 (a)	322
7.50%, 09/15/29	0 (a)	62
7.50%, 10/15/29	0 (a)	33
7.50%, 11/15/29	0 (a)	63
7.50%, 12/15/29	1	635
7.50%, 08/15/30	2	2,209
7.50%, 11/15/30	0 (a)	4
7.50%, 12/15/30	0 (a)	121
7.50%, 03/15/32	0 (a)	500
8.00%, 06/15/25	0 (a)	1
8.00%, 07/15/25	0 (a)	6
8.00%, 09/15/25	0 (a)	2
8.00%, 10/15/25	0 (a)	101
8.00%, 11/15/25	0 (a)	7
8.00%, 05/15/26	0 (a)	99
8.00%, 06/15/26	0 (a)	43
8.00%, 08/15/26	0 (a)	14
8.00%, 09/15/26	0 (a)	12
8.00%, 02/15/27	0 (a)	250
8.00%, 12/15/27	0 (a)	39
8.00%, 08/20/29	0 (a)	70
8.00%, 09/15/29	0 (a)	389
8.00%, 10/15/29	0 (a)	115
8.00%, 01/15/30	0 (a)	34
8.00%, 02/15/30	0 (a)	159
8.00%, 06/20/30	0 (a)	29
8.00%, 12/15/30	2	1,699
8.00%, 07/15/31	0 (a)	92
8.00%, 03/15/32	1	550
8.50%, 09/15/26	0 (a)	49
8.50%, 01/15/27	0 (a)	21
8.50%, 08/15/27	0 (a)	341
8.50%, 07/15/30	0 (a)	154
8.50%, 04/15/31	0 (a)	34
9.00%, 03/15/25	0 (a)	5
9.50%, 06/15/25	0 (a)	2
Uniform Mortgage-Backed Securities
1.50%, 09/01/35	695	615,516
1.50%, 11/01/35	1,721	1,537,417
1.50%, 12/01/35	5,181	4,621,383
1.50%, 01/01/36	3,467	3,093,494
1.50%, 02/01/36	117	103,431
1.50%, 03/01/36	12,096	10,668,798
1.50%, 06/01/36	1,197	1,054,952
1.50%, 07/01/36	831	737,205
1.50%, 08/01/36	1,763	1,563,629
1.50%, 09/01/36	7,449	6,576,551
1.50%, 10/01/36	17,701	15,615,439
1.50%, 11/01/36	12,967	11,485,738
1.50%, 12/01/36	2,327	2,062,341
1.50%, 01/01/37	5,136	4,519,668
1.50%, 02/01/37	96,858	85,182,608
1.50%, 03/01/37	104,016	91,343,226
1.50%, 04/01/37	17,870	15,693,185
Schedule of Investments
118

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 05/01/37	$1,386	$1,217,332
1.50%, 07/01/37	19,632	17,240,294
1.50%, 08/01/37	5,208	4,580,226
1.50%, 11/01/37	10,655	9,356,997
1.50%, 03/15/40(c)	28,517	25,040,806
1.50%, 11/01/50	50,756	38,684,381
1.50%, 12/01/50	1,509	1,164,744
1.50%, 01/01/51	23,310	17,777,534
1.50%, 02/01/51	1,208	920,397
1.50%, 05/01/51	76,016	57,949,746
1.50%, 07/01/51	63,987	48,777,517
1.50%, 10/01/51	4,315	3,287,663
1.50%, 11/01/51	91,478	69,694,649
1.50%, 03/15/55(c)	20,775	15,781,728
2.00%, 05/01/26	68	66,500
2.00%, 01/01/28	5,706	5,533,170
2.00%, 08/01/28	87	83,920
2.00%, 11/01/28	19	18,218
2.00%, 01/01/29	4	3,563
2.00%, 05/01/29	92	88,046
2.00%, 01/01/30	22	21,305
2.00%, 04/01/30	36	34,602
2.00%, 07/01/30	982	935,224
2.00%, 08/01/30	23	22,330
2.00%, 02/01/31	4,864	4,671,210
2.00%, 11/01/31	229	215,298
2.00%, 01/01/32	93	88,081
2.00%, 02/01/32	23	21,795
2.00%, 03/01/32	149	140,464
2.00%, 04/01/32	76	71,059
2.00%, 07/01/32	14	12,790
2.00%, 11/01/32	6	5,818
2.00%, 06/01/35	2,242	2,044,623
2.00%, 07/01/35	25,074	22,837,569
2.00%, 08/01/35	17,156	15,659,979
2.00%, 09/01/35	8,889	8,091,111
2.00%, 10/01/35	31,463	28,702,710
2.00%, 11/01/35	43,708	39,884,584
2.00%, 12/01/35	89,433	81,415,272
2.00%, 01/01/36	40,562	36,892,286
2.00%, 02/01/36	174,844	159,348,772
2.00%, 03/01/36	111,000	100,737,445
2.00%, 04/01/36	11,303	10,257,766
2.00%, 05/01/36	131,777	119,722,018
2.00%, 06/01/36	95,896	86,885,299
2.00%, 07/01/36	35,852	32,499,672
2.00%, 08/01/36	54,346	49,241,895
2.00%, 10/01/36	31,947	28,925,992
2.00%, 11/01/36	65,402	59,245,700
2.00%, 12/01/36	67,243	60,895,926
2.00%, 01/01/37	158,077	143,207,290
2.00%, 02/01/37	74,381	67,332,408
2.00%, 03/01/37	55,602	50,266,923
2.00%, 04/01/37	108,856	98,286,316
2.00%, 05/01/37	33,293	30,064,374
2.00%, 06/01/37	85,817	77,564,155
2.00%, 08/01/37	2,970	2,681,828
2.00%, 10/01/37	5,547	5,007,829
2.00%, 03/18/40(c)	82,821	74,743,244
2.00%, 05/01/50	46,021	37,264,263
2.00%, 06/01/50	75,560	61,105,770
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 07/01/50	$67,985	$55,018,750
2.00%, 08/01/50	54,665	44,212,388
2.00%, 09/01/50	49,703	40,315,947
2.00%, 10/01/50	166,175	134,789,539
2.00%, 11/01/50	74,464	60,438,462
2.00%, 12/01/50	207,709	168,408,634
2.00%, 01/01/51	81,295	65,836,075
2.00%, 02/01/51	616,176	497,409,169
2.00%, 03/01/51	510,467	411,984,704
2.00%, 04/01/51	602,470	485,956,801
2.00%, 05/01/51(d)	399,504	321,572,391
2.00%, 05/01/51	151,528	122,490,496
2.00%, 06/01/51	269,304	217,756,955
2.00%, 07/01/51	516,961	417,917,084
2.00%, 08/01/51	128,829	103,903,451
2.00%, 09/01/51	182,390	146,973,675
2.00%, 10/01/51	456,781	368,752,715
2.00%, 11/01/51	568,285	458,365,685
2.00%, 12/01/51	607,358	488,807,906
2.00%, 01/01/52	214,229	172,498,668
2.00%, 02/01/52	669,370	537,540,227
2.00%, 03/01/52	277,298	222,557,640
2.00%, 04/01/52	214,059	172,444,049
2.00%, 05/01/52	127,321	102,675,124
2.00%, 06/01/52	104,933	84,481,455
2.00%, 07/01/52	10,253	8,244,588
2.00%, 08/01/52	6,288	5,052,288
2.00%, 03/15/55(c)	59,750	47,788,421
2.50%, 11/01/26	3	2,495
2.50%, 03/01/27	136	133,513
2.50%, 05/01/27	678	664,138
2.50%, 07/01/27	10	9,418
2.50%, 09/01/27	236	230,960
2.50%, 10/01/27	781	763,226
2.50%, 11/01/27	409	399,519
2.50%, 12/01/27	151	146,694
2.50%, 01/01/28	1,310	1,278,556
2.50%, 02/01/28	502	489,596
2.50%, 03/01/28	1,277	1,246,463
2.50%, 04/01/28	899	876,295
2.50%, 05/01/28	344	335,273
2.50%, 06/01/28	802	780,127
2.50%, 07/01/28	218	212,898
2.50%, 08/01/28	200	194,502
2.50%, 09/01/28	1,275	1,241,610
2.50%, 10/01/28	131	126,691
2.50%, 12/01/28	50	48,267
2.50%, 05/01/29	7	7,050
2.50%, 06/01/29	143	138,632
2.50%, 09/01/29	127	122,860
2.50%, 11/01/29	7	6,558
2.50%, 12/01/29	492	477,099
2.50%, 01/01/30	1,155	1,113,640
2.50%, 02/01/30	2,033	1,955,439
2.50%, 03/01/30	5	4,594
2.50%, 04/01/30	820	789,955
2.50%, 05/01/30	7,774	7,483,075
2.50%, 06/01/30	16,653	16,017,710
2.50%, 07/01/30	6,008	5,775,810
2.50%, 08/01/30	2,587	2,505,093
2.50%, 09/01/30	682	653,731
119
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 10/01/30	$1,030	$987,769
2.50%, 11/01/30	251	241,356
2.50%, 12/01/30	555	532,694
2.50%, 01/01/31	29	27,372
2.50%, 02/01/31	699	670,746
2.50%, 03/01/31	1,425	1,376,918
2.50%, 04/01/31	1,612	1,545,598
2.50%, 05/01/31	2,003	1,917,251
2.50%, 06/01/31	484	463,124
2.50%, 07/01/31	1,570	1,500,245
2.50%, 08/01/31	1,165	1,112,739
2.50%, 09/01/31	1,518	1,448,497
2.50%, 10/01/31	6,754	6,493,427
2.50%, 11/01/31	5,747	5,493,231
2.50%, 12/01/31	2,700	2,575,938
2.50%, 01/01/32	7,852	7,489,286
2.50%, 02/01/32	7,762	7,409,237
2.50%, 03/01/32	3,950	3,759,885
2.50%, 04/01/32	7,695	7,351,201
2.50%, 05/01/32	9,636	9,197,631
2.50%, 06/01/32	939	895,963
2.50%, 07/01/32	6,315	6,042,805
2.50%, 08/01/32	6	5,864
2.50%, 09/01/32	630	598,091
2.50%, 10/01/32	1,683	1,596,139
2.50%, 11/01/32	1,145	1,082,967
2.50%, 12/01/32	1,956	1,851,427
2.50%, 01/01/33	13,403	12,861,741
2.50%, 02/01/33	782	751,585
2.50%, 04/01/33	352	333,446
2.50%, 07/01/33	3,197	3,055,982
2.50%, 06/01/34	314	294,821
2.50%, 07/01/34	75	69,774
2.50%, 08/01/34	149	139,612
2.50%, 09/01/34	4,428	4,142,314
2.50%, 10/01/34	5,462	5,120,955
2.50%, 11/01/34	10,985	10,272,022
2.50%, 12/01/34	3,539	3,301,417
2.50%, 01/01/35	6,985	6,541,169
2.50%, 02/01/35	9,242	8,761,550
2.50%, 03/01/35	14,835	13,844,139
2.50%, 04/01/35	25,948	24,189,598
2.50%, 05/01/35	13,804	12,880,673
2.50%, 06/01/35	18,130	16,896,091
2.50%, 07/01/35	29,251	27,296,901
2.50%, 08/01/35	21,079	19,650,552
2.50%, 09/01/35	25,275	23,571,116
2.50%, 10/01/35	19,582	18,248,345
2.50%, 11/01/35	5,271	4,909,040
2.50%, 12/01/35	46,979	43,695,949
2.50%, 01/01/36	1,988	1,847,647
2.50%, 02/01/36	7,630	7,102,938
2.50%, 03/01/36	6,058	5,636,589
2.50%, 04/01/36	2,900	2,694,977
2.50%, 05/01/36	2,999	2,784,494
2.50%, 06/01/36	5,050	4,685,410
2.50%, 07/01/36	2,860	2,656,155
2.50%, 08/01/36	23,261	21,568,507
2.50%, 09/01/36	1,217	1,127,599
2.50%, 11/01/36	40,339	37,388,588
2.50%, 12/01/36	13,713	12,730,713
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 01/01/37	$5,052	$4,688,763
2.50%, 02/01/37	13,760	12,767,010
2.50%, 03/01/37	137,346	127,312,751
2.50%, 04/01/37	58,997	54,665,460
2.50%, 05/01/37	49,986	46,262,667
2.50%, 06/01/37	21,116	19,581,857
2.50%, 07/01/37	15,855	14,672,700
2.50%, 08/01/37	9,003	8,332,316
2.50%, 09/01/37	3,878	3,588,982
2.50%, 11/01/37	760	703,081
2.50%, 03/15/40(c)	96,241	89,004,627
2.50%, 10/01/42	312	274,131
2.50%, 11/01/42	190	167,046
2.50%, 12/01/42	27	24,049
2.50%, 01/01/43	715	627,581
2.50%, 02/01/43	1,801	1,581,506
2.50%, 03/01/43	821	720,892
2.50%, 04/01/43	3,849	3,379,372
2.50%, 05/01/43	390	342,733
2.50%, 06/01/43	2,264	1,987,747
2.50%, 07/01/43	283	248,678
2.50%, 08/01/43	294	258,301
2.50%, 04/01/45	207	178,000
2.50%, 05/01/45	237	204,086
2.50%, 07/01/45	36	30,821
2.50%, 03/01/46	1,537	1,324,429
2.50%, 05/01/46	93	80,755
2.50%, 06/01/46	275	236,889
2.50%, 07/01/46	141	120,988
2.50%, 08/01/46	397	342,953
2.50%, 09/01/46	187	161,440
2.50%, 10/01/46	132	113,508
2.50%, 11/01/46	5	4,693
2.50%, 12/01/46	3,875	3,338,102
2.50%, 01/01/47	1,033	868,341
2.50%, 02/01/47	1,673	1,442,319
2.50%, 04/01/47	2,951	2,544,035
2.50%, 12/01/47	12,798	11,049,046
2.50%, 04/01/48	3,971	3,423,007
2.50%, 07/01/49	5,655	4,871,689
2.50%, 09/01/49	116	98,194
2.50%, 10/01/49	28	23,522
2.50%, 11/01/49	4,990	4,221,718
2.50%, 12/01/49	1,884	1,593,699
2.50%, 03/01/50	29,276	24,765,854
2.50%, 04/01/50	2,239	1,916,352
2.50%, 05/01/50	55,005	46,578,140
2.50%, 06/01/50	43,078	36,413,083
2.50%, 07/01/50	60,249	51,131,443
2.50%, 08/01/50	119,998	102,217,965
2.50%, 09/01/50	227,875	193,681,887
2.50%, 10/01/50	284,950	241,260,592
2.50%, 11/01/50	411,115	347,831,055
2.50%, 12/01/50	104,311	88,016,261
2.50%, 01/01/51	187,787	158,310,605
2.50%, 02/01/51	66,409	56,153,008
2.50%, 03/01/51	59,051	49,502,667
2.50%, 04/01/51	33,378	28,143,534
2.50%, 05/01/51	99,758	84,089,439
2.50%, 06/01/51	49,792	42,182,583
2.50%, 07/01/51	288,354	243,230,542
Schedule of Investments
120

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 08/01/51	$222,947	$188,418,574
2.50%, 09/01/51	224,840	189,724,510
2.50%, 10/01/51	236,727	199,597,637
2.50%, 11/01/51	166,423	140,518,660
2.50%, 12/01/51	421,158	354,672,334
2.50%, 01/01/52	404,099	339,657,752
2.50%, 02/01/52	238,688	200,822,103
2.50%, 03/01/52	200,034	168,156,443
2.50%, 04/01/52	315,575	265,291,549
2.50%, 05/01/52	90,024	76,014,726
2.50%, 07/01/52	120,385	100,971,104
2.50%, 08/01/52	96,575	80,975,285
2.50%, 09/01/52	42,804	35,996,844
2.50%, 04/01/53	16,315	13,680,052
2.50%, 07/01/53	87,452	73,422,254
2.50%, 10/01/53	6,251	5,248,029
2.50%, 01/01/54	36,627	30,751,028
2.50%, 03/15/55(c)	67,825	56,681,745
3.00%, 11/01/25	2	1,555
3.00%, 12/01/25	2	1,840
3.00%, 01/01/26	34	33,098
3.00%, 02/01/26	46	45,131
3.00%, 07/01/26	1	577
3.00%, 09/01/26	10	9,026
3.00%, 10/01/26	2	1,961
3.00%, 11/01/26	245	241,779
3.00%, 12/01/26	452	445,713
3.00%, 01/01/27	433	426,576
3.00%, 02/01/27	13	12,940
3.00%, 03/01/27	41	40,110
3.00%, 04/01/27	20	19,892
3.00%, 05/01/27	52	51,261
3.00%, 06/01/27	220	216,573
3.00%, 07/01/27	465	457,328
3.00%, 08/01/27	837	822,869
3.00%, 09/01/27	1	877
3.00%, 10/01/27	134	131,526
3.00%, 11/01/27	1,271	1,248,230
3.00%, 01/01/28	321	315,033
3.00%, 03/01/28	72	70,548
3.00%, 04/01/28	222	217,490
3.00%, 05/01/28	159	156,232
3.00%, 08/01/28	776	758,769
3.00%, 09/01/28	113	110,309
3.00%, 11/01/28	967	946,827
3.00%, 12/01/28	261	256,393
3.00%, 01/01/29	347	338,727
3.00%, 02/01/29	186	182,078
3.00%, 03/01/29	228	222,275
3.00%, 04/01/29	1,870	1,827,073
3.00%, 05/01/29	693	678,961
3.00%, 06/01/29	330	322,411
3.00%, 07/01/29	352	342,406
3.00%, 08/01/29	600	583,960
3.00%, 09/01/29	203	196,433
3.00%, 10/01/29	1,502	1,462,762
3.00%, 11/01/29	2,217	2,159,016
3.00%, 12/01/29	136	131,759
3.00%, 01/01/30	285	276,842
3.00%, 02/01/30	1,188	1,157,425
3.00%, 03/01/30	11,342	11,084,419
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/30	$4,107	$3,988,957
3.00%, 05/01/30	2,519	2,449,609
3.00%, 06/01/30	966	937,817
3.00%, 07/01/30	2,650	2,574,771
3.00%, 08/01/30	274	265,646
3.00%, 09/01/30	1,461	1,417,466
3.00%, 10/01/30	1,424	1,385,052
3.00%, 11/01/30	841	814,307
3.00%, 01/01/31	2,366	2,301,894
3.00%, 02/01/31	2,953	2,867,947
3.00%, 03/01/31	5,628	5,453,787
3.00%, 04/01/31	727	704,864
3.00%, 05/01/31	5,453	5,286,147
3.00%, 06/01/31	3,284	3,184,836
3.00%, 07/01/31	434	419,150
3.00%, 08/01/31	77	74,518
3.00%, 09/01/31	4,147	4,012,613
3.00%, 11/01/31	294	285,683
3.00%, 12/01/31	1,784	1,731,686
3.00%, 01/01/32	4,002	3,865,890
3.00%, 02/01/32	6,524	6,309,536
3.00%, 03/01/32	2,114	2,041,059
3.00%, 04/01/32	2,234	2,152,710
3.00%, 05/01/32	710	687,840
3.00%, 06/01/32	3,909	3,778,992
3.00%, 07/01/32	415	399,463
3.00%, 08/01/32	1,926	1,855,198
3.00%, 09/01/32	5,116	4,960,516
3.00%, 10/01/32	550	528,442
3.00%, 11/01/32	2,315	2,230,246
3.00%, 12/01/32	9,923	9,563,418
3.00%, 01/01/33	1,224	1,176,561
3.00%, 02/01/33	2,014	1,936,990
3.00%, 03/01/33	828	794,359
3.00%, 04/01/33	323	311,510
3.00%, 05/01/33	1,582	1,513,620
3.00%, 06/01/33	321	306,753
3.00%, 07/01/33	7,333	7,012,705
3.00%, 09/01/33	987	956,849
3.00%, 10/01/33	3,999	3,838,064
3.00%, 11/01/33	79	75,658
3.00%, 02/01/34	3,337	3,223,141
3.00%, 05/01/34	417	398,011
3.00%, 06/01/34	2,064	1,973,846
3.00%, 07/01/34	7,176	6,864,370
3.00%, 08/01/34	1,941	1,855,895
3.00%, 09/01/34	11,040	10,545,027
3.00%, 10/01/34	2,074	1,979,628
3.00%, 11/01/34	5,518	5,264,765
3.00%, 12/01/34	1,095	1,044,931
3.00%, 01/01/35	3,716	3,542,425
3.00%, 02/01/35	8,562	8,150,483
3.00%, 03/01/35	14,532	13,860,179
3.00%, 04/01/35	9,724	9,289,451
3.00%, 05/01/35	20,169	19,238,136
3.00%, 06/01/35	2,772	2,643,478
3.00%, 07/01/35	12,608	12,024,571
3.00%, 08/01/35	505	481,207
3.00%, 09/01/35	420	400,471
3.00%, 10/01/35	4,435	4,230,667
3.00%, 12/01/35	9,938	9,512,591
121
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/36	$1,798	$1,715,193
3.00%, 04/01/36	726	687,968
3.00%, 05/01/36	1,164	1,104,786
3.00%, 06/01/36	1,393	1,328,473
3.00%, 07/01/36	542	514,901
3.00%, 09/01/36	3,915	3,711,067
3.00%, 12/01/36	1,870	1,761,228
3.00%, 01/01/37	5,983	5,618,001
3.00%, 02/01/37	4,724	4,413,365
3.00%, 03/01/37	93,149	88,498,468
3.00%, 04/01/37	12,030	11,389,418
3.00%, 05/01/37	123,837	117,557,040
3.00%, 06/01/37	9,539	9,076,999
3.00%, 07/01/37	5,654	5,372,470
3.00%, 09/01/37	8,404	7,967,520
3.00%, 10/01/37	1,912	1,810,563
3.00%, 11/01/37	24,473	23,170,306
3.00%, 12/01/37	874	827,607
3.00%, 07/01/38	5,590	5,292,166
3.00%, 09/01/38	2,130	2,016,945
3.00%, 11/01/38	10,228	9,683,585
3.00%, 05/01/41	557	497,168
3.00%, 04/01/42	20	17,920
3.00%, 08/01/42	806	733,968
3.00%, 09/01/42	2,678	2,441,695
3.00%, 10/01/42	3,180	2,898,442
3.00%, 11/01/42	14,648	13,351,944
3.00%, 12/01/42	24,345	22,191,879
3.00%, 01/01/43	12,420	11,319,452
3.00%, 02/01/43	5,481	4,994,239
3.00%, 03/01/43	8,969	8,120,864
3.00%, 04/01/43	9,279	8,442,275
3.00%, 05/01/43	9,209	8,371,121
3.00%, 06/01/43	3,705	3,367,954
3.00%, 07/01/43	2,936	2,668,807
3.00%, 08/01/43	9,277	8,434,273
3.00%, 09/01/43	14,859	13,509,265
3.00%, 10/01/43	486	441,974
3.00%, 11/01/43	42	38,027
3.00%, 12/01/43	513	466,209
3.00%, 01/01/44	11,227	10,206,484
3.00%, 02/01/44	10,717	9,743,738
3.00%, 07/01/44	37,345	33,948,831
3.00%, 10/01/44	26,412	24,010,088
3.00%, 11/01/44	15,481	14,072,888
3.00%, 12/01/44	112	101,028
3.00%, 01/01/45	3,422	3,109,794
3.00%, 02/01/45	2,673	2,397,768
3.00%, 03/01/45	715	636,137
3.00%, 04/01/45	2,120	1,903,465
3.00%, 05/01/45	13,347	12,007,071
3.00%, 06/01/45	20	17,940
3.00%, 07/01/45	4,603	4,154,049
3.00%, 08/01/45	5,574	5,046,802
3.00%, 09/01/45	703	627,458
3.00%, 10/01/45	369	331,448
3.00%, 12/01/45	625	558,089
3.00%, 01/01/46	3,384	3,022,305
3.00%, 02/01/46	1,271	1,134,519
3.00%, 03/01/46	541	483,536
3.00%, 04/01/46	2,546	2,274,096
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/01/46	$2,717	$2,417,312
3.00%, 06/01/46	17,811	16,068,766
3.00%, 07/01/46	56,032	50,040,145
3.00%, 08/01/46	20,543	18,448,933
3.00%, 09/01/46	12,624	11,279,161
3.00%, 10/01/46	35,920	32,086,861
3.00%, 11/01/46	49,224	43,929,075
3.00%, 12/01/46	75,914	67,789,871
3.00%, 01/01/47	42,759	38,219,249
3.00%, 02/01/47	78,777	70,798,780
3.00%, 03/01/47	15,484	13,841,771
3.00%, 04/01/47	23,616	20,991,700
3.00%, 05/01/47	755	673,191
3.00%, 07/01/47	13,664	12,195,227
3.00%, 08/01/47	909	811,270
3.00%, 09/01/47	348	310,320
3.00%, 10/01/47	293	262,222
3.00%, 11/01/47	148	131,972
3.00%, 12/01/47	28,652	25,624,416
3.00%, 01/01/48	3,386	2,990,271
3.00%, 03/01/48	31,442	28,186,571
3.00%, 04/01/48	8,819	8,017,365
3.00%, 05/01/48	213	189,552
3.00%, 07/01/48	2,248	2,006,564
3.00%, 09/01/48	35,150	31,503,164
3.00%, 11/01/48	31,600	28,200,152
3.00%, 01/01/49	45,795	40,871,167
3.00%, 02/01/49	1,953	1,743,512
3.00%, 04/01/49	3,740	3,324,039
3.00%, 05/01/49	10,166	9,038,308
3.00%, 06/01/49	1,750	1,549,535
3.00%, 07/01/49	1,723	1,516,137
3.00%, 08/01/49	15,536	13,770,261
3.00%, 09/01/49	16,305	14,358,525
3.00%, 10/01/49	30,047	26,485,157
3.00%, 11/01/49	16,848	14,901,049
3.00%, 12/01/49	22,713	20,117,064
3.00%, 01/01/50	98,654	87,229,931
3.00%, 02/01/50	67,924	60,195,422
3.00%, 03/01/50	63,753	56,444,385
3.00%, 04/01/50	19,214	17,019,071
3.00%, 05/01/50	22,737	20,093,319
3.00%, 06/01/50	27,225	24,060,786
3.00%, 07/01/50	149,170	132,690,623
3.00%, 08/01/50	108,479	95,694,320
3.00%, 09/01/50	10,870	9,563,014
3.00%, 10/01/50	71,140	62,964,754
3.00%, 11/01/50	47,154	41,817,492
3.00%, 12/01/50	7,414	6,502,359
3.00%, 01/01/51	14,155	12,557,814
3.00%, 02/01/51	110,021	96,291,830
3.00%, 03/01/51	33,463	29,463,557
3.00%, 04/01/51	30,159	26,471,233
3.00%, 05/01/51	25,085	22,265,636
3.00%, 06/01/51	40,287	35,479,083
3.00%, 07/01/51	32,492	28,596,095
3.00%, 08/01/51	19,369	17,059,134
3.00%, 09/01/51	3,725	3,276,574
3.00%, 10/01/51	191,522	167,122,845
3.00%, 11/01/51	166,423	145,455,013
3.00%, 12/01/51	38,055	33,502,630
Schedule of Investments
122

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/52	$39,710	$34,804,170
3.00%, 02/01/52	25,360	22,254,261
3.00%, 03/01/52	14,650	12,927,750
3.00%, 04/01/52	76,696	67,224,979
3.00%, 05/01/52	131,202	115,814,858
3.00%, 06/01/52	88,635	77,646,348
3.00%, 07/01/52	20,462	17,994,306
3.00%, 08/01/52	70,262	61,540,932
3.00%, 10/01/52	10,941	9,549,948
3.50%, 08/01/25	0 (a)	716
3.50%, 09/01/25	20	19,095
3.50%, 10/01/25	16	16,126
3.50%, 11/01/25	4	4,520
3.50%, 11/01/25	0 (a)	102
3.50%, 12/01/25	65	65,362
3.50%, 01/01/26	12	12,558
3.50%, 02/01/26	12	11,249
3.50%, 03/01/26	9	9,187
3.50%, 03/01/26	0 (a)	145
3.50%, 04/01/26	33	32,300
3.50%, 04/01/26	0 (a)	449
3.50%, 05/01/26	0 (a)	195
3.50%, 05/01/26	6	5,946
3.50%, 06/01/26	6	5,049
3.50%, 07/01/26	1	947
3.50%, 08/01/26	21	19,837
3.50%, 08/01/26	0 (a)	272
3.50%, 09/01/26	1,012	1,002,436
3.50%, 10/01/26	22	21,670
3.50%, 12/01/26	8	7,028
3.50%, 01/01/27	80	78,723
3.50%, 02/01/27	4	3,655
3.50%, 03/01/27	111	110,247
3.50%, 04/01/27	120	118,278
3.50%, 07/01/27	50	49,448
3.50%, 01/01/28	111	110,037
3.50%, 07/01/28	73	72,009
3.50%, 08/01/28	215	212,189
3.50%, 10/01/28	196	193,491
3.50%, 11/01/28	39	37,983
3.50%, 12/01/28	61	59,143
3.50%, 01/01/29	703	693,809
3.50%, 03/01/29	169	166,327
3.50%, 05/01/29	25	24,348
3.50%, 07/01/29	3	3,082
3.50%, 08/01/29	12	12,195
3.50%, 09/01/29	107	105,359
3.50%, 10/01/29	10	9,829
3.50%, 11/01/29	816	801,924
3.50%, 12/01/29	553	543,822
3.50%, 04/01/30	114	112,354
3.50%, 06/01/30	236	231,711
3.50%, 08/01/30	125	123,095
3.50%, 11/01/30	186	183,191
3.50%, 02/01/31	19	18,738
3.50%, 03/01/31	845	828,581
3.50%, 04/01/31	232	227,275
3.50%, 05/01/31	125	122,898
3.50%, 06/01/31	3,108	3,050,833
3.50%, 07/01/31	1,048	1,028,514
3.50%, 08/01/31	668	655,032
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/01/31	$58	$56,870
3.50%, 11/01/31	5	4,995
3.50%, 12/01/31	501	490,483
3.50%, 01/01/32	2,611	2,553,098
3.50%, 02/01/32	545	531,594
3.50%, 03/01/32	331	323,878
3.50%, 04/01/32	1,296	1,265,009
3.50%, 05/01/32	2,723	2,659,180
3.50%, 06/01/32	2,330	2,273,063
3.50%, 07/01/32	1,820	1,775,521
3.50%, 08/01/32	707	690,845
3.50%, 09/01/32	288	281,407
3.50%, 11/01/32	2,671	2,608,902
3.50%, 12/01/32	1,244	1,211,557
3.50%, 01/01/33	509	496,924
3.50%, 02/01/33	1,284	1,250,660
3.50%, 03/01/33	6,760	6,578,854
3.50%, 04/01/33	1,423	1,382,761
3.50%, 05/01/33	1,836	1,788,138
3.50%, 09/01/33	1,060	1,031,626
3.50%, 10/01/33	204	198,401
3.50%, 11/01/33	279	270,008
3.50%, 12/01/33	337	326,955
3.50%, 01/01/34	1,875	1,820,747
3.50%, 02/01/34	884	860,080
3.50%, 03/01/34	2,808	2,723,013
3.50%, 04/01/34	7,251	7,042,891
3.50%, 05/01/34	4,706	4,561,046
3.50%, 06/01/34	1,614	1,564,642
3.50%, 07/01/34	3,439	3,354,385
3.50%, 08/01/34	572	553,103
3.50%, 09/01/34	385	372,759
3.50%, 10/01/34	1,423	1,378,562
3.50%, 11/01/34	5,976	5,793,817
3.50%, 12/01/34	5,402	5,236,425
3.50%, 01/01/35	246	238,413
3.50%, 02/01/35	2,714	2,629,760
3.50%, 03/01/35	2,799	2,705,489
3.50%, 04/01/35	644	625,346
3.50%, 05/01/35	4,481	4,352,351
3.50%, 06/01/35	6,295	6,060,089
3.50%, 07/01/35	2,579	2,503,792
3.50%, 10/01/35	600	582,580
3.50%, 11/01/35	1,859	1,804,581
3.50%, 12/01/35	1,490	1,447,055
3.50%, 02/01/36	3,155	3,062,648
3.50%, 02/01/37	3,901	3,767,433
3.50%, 05/01/37	337	324,852
3.50%, 06/01/37	5,106	4,943,761
3.50%, 07/01/37	16,890	16,297,556
3.50%, 08/01/37	5,709	5,521,382
3.50%, 09/01/37	9,821	9,477,214
3.50%, 10/01/37	4,286	4,135,149
3.50%, 12/01/37	1,486	1,433,562
3.50%, 01/01/38	3,632	3,473,741
3.50%, 02/01/38	1,429	1,361,607
3.50%, 07/01/38	20,649	19,924,930
3.50%, 10/01/39	1,466	1,411,015
3.50%, 11/01/39	1,014	975,957
3.50%, 12/01/39	11,779	11,335,845
3.50%, 03/15/40(c)	5,325	5,117,989
123
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/40	$14	$12,950
3.50%, 11/01/40	221	207,327
3.50%, 12/01/40	480	449,630
3.50%, 01/01/41	38	35,435
3.50%, 02/01/41	12	10,917
3.50%, 03/01/41	30	27,805
3.50%, 06/01/41	19	17,898
3.50%, 10/01/41	8	7,942
3.50%, 11/01/41	136	127,545
3.50%, 12/01/41	153	142,443
3.50%, 01/01/42	767	718,624
3.50%, 02/01/42	760	711,221
3.50%, 03/01/42	10,550	9,878,241
3.50%, 04/01/42	281	262,182
3.50%, 05/01/42	2,106	1,972,298
3.50%, 06/01/42	170	158,778
3.50%, 07/01/42	1,606	1,503,012
3.50%, 08/01/42	11,600	10,862,094
3.50%, 09/01/42	3,675	3,441,495
3.50%, 10/01/42	9,937	9,305,452
3.50%, 11/01/42	1,336	1,250,009
3.50%, 12/01/42	8,715	8,159,867
3.50%, 01/01/43	653	611,155
3.50%, 03/01/43	4,100	3,826,357
3.50%, 04/01/43	505	473,152
3.50%, 05/01/43	1,333	1,244,013
3.50%, 06/01/43	6,648	6,204,328
3.50%, 07/01/43	12,542	11,744,672
3.50%, 08/01/43	200	186,745
3.50%, 09/01/43	187	174,206
3.50%, 10/01/43	1,735	1,626,013
3.50%, 11/01/43	185	172,261
3.50%, 12/01/43	147	137,830
3.50%, 01/01/44	252	235,696
3.50%, 02/01/44	305	284,961
3.50%, 04/01/44	6,242	5,832,758
3.50%, 05/01/44	1,745	1,635,038
3.50%, 06/01/44	604	561,696
3.50%, 09/01/44	1,121	1,043,904
3.50%, 10/01/44	4,026	3,726,267
3.50%, 11/01/44	12,388	11,507,647
3.50%, 12/01/44	804	741,679
3.50%, 01/01/45	12,388	11,529,975
3.50%, 02/01/45	9,463	8,826,505
3.50%, 03/01/45	1,786	1,644,054
3.50%, 04/01/45	1,645	1,526,404
3.50%, 05/01/45	759	703,649
3.50%, 06/01/45	4,653	4,315,387
3.50%, 07/01/45	7,496	6,959,762
3.50%, 08/01/45	17,457	16,289,077
3.50%, 09/01/45	16,019	14,968,980
3.50%, 10/01/45	4,112	3,838,183
3.50%, 11/01/45	7,182	6,657,606
3.50%, 12/01/45	5,934	5,500,166
3.50%, 01/01/46	17,109	15,924,568
3.50%, 02/01/46	27,461	25,452,138
3.50%, 03/01/46	8,227	7,606,208
3.50%, 04/01/46	12,155	11,287,871
3.50%, 05/01/46	3,904	3,600,292
3.50%, 06/01/46	7,706	7,125,256
3.50%, 07/01/46	90,715	84,300,927
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/46	$2,888	$2,671,380
3.50%, 09/01/46	8,193	7,539,975
3.50%, 10/01/46	14,099	13,055,740
3.50%, 11/01/46	15,975	14,759,982
3.50%, 12/01/46	43,060	39,954,006
3.50%, 01/01/47	27,522	25,456,166
3.50%, 02/01/47	17,082	15,786,562
3.50%, 03/01/47	1,985	1,846,428
3.50%, 04/01/47	6,783	6,261,581
3.50%, 05/01/47	17,853	16,505,316
3.50%, 06/01/47	4,334	4,008,611
3.50%, 07/01/47	44,536	41,618,621
3.50%, 08/01/47	35,241	32,581,290
3.50%, 09/01/47	29,232	26,971,036
3.50%, 10/01/47	8,415	7,759,870
3.50%, 11/01/47	18,829	17,376,998
3.50%, 12/01/47	30,346	28,043,649
3.50%, 01/01/48	41,875	38,629,069
3.50%, 02/01/48	32,906	30,380,063
3.50%, 03/01/48	31,069	28,680,171
3.50%, 04/01/48	8,788	8,107,664
3.50%, 05/01/48	40,191	37,471,515
3.50%, 06/01/48	6,311	5,809,629
3.50%, 07/01/48	14,341	13,234,221
3.50%, 09/01/48	904	827,607
3.50%, 10/01/48	1,531	1,411,126
3.50%, 11/01/48	27,800	25,736,210
3.50%, 01/01/49	4,798	4,421,561
3.50%, 02/01/49	3,885	3,577,992
3.50%, 03/01/49	2,745	2,512,904
3.50%, 04/01/49	6,083	5,558,570
3.50%, 05/01/49	33,907	31,204,067
3.50%, 06/01/49	82,522	76,026,130
3.50%, 07/01/49	64,185	59,045,740
3.50%, 08/01/49	16,255	14,811,805
3.50%, 09/01/49	1,155	1,059,997
3.50%, 11/01/49	10,965	10,108,368
3.50%, 12/01/49	19,826	18,216,685
3.50%, 01/01/50	7,279	6,703,993
3.50%, 02/01/50	7,848	7,220,059
3.50%, 03/01/50	3,768	3,491,086
3.50%, 04/01/50	17,750	16,334,477
3.50%, 05/01/50	3,987	3,685,715
3.50%, 06/01/50	26,633	24,560,191
3.50%, 07/01/50	8,563	7,873,368
3.50%, 08/01/50	47,242	43,510,777
3.50%, 09/01/50	38,158	35,018,219
3.50%, 10/01/50	1,741	1,609,414
3.50%, 12/01/50	181	166,280
3.50%, 01/01/51	30,850	28,393,496
3.50%, 02/01/51	1,910	1,738,067
3.50%, 03/01/51	4,172	3,836,912
3.50%, 05/01/51	33,752	30,936,438
3.50%, 06/01/51	9,120	8,297,375
3.50%, 08/01/51	5,261	4,797,686
3.50%, 09/01/51	4,865	4,442,547
3.50%, 10/01/51	59,119	54,433,764
3.50%, 12/01/51	16,219	14,781,834
3.50%, 01/01/52	37,664	34,469,530
3.50%, 02/01/52	48,502	44,239,532
3.50%, 03/01/52	24,879	22,621,034
Schedule of Investments
124

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 04/01/52	$108,264	$99,252,042
3.50%, 05/01/52	43,126	39,262,406
3.50%, 06/01/52	50,644	46,289,505
3.50%, 07/01/52	18,081	16,510,528
3.50%, 08/01/52	81,099	74,019,579
3.50%, 09/01/52	37,612	34,482,236
3.50%, 11/01/52	4,836	4,390,573
3.50%, 12/01/52	51,687	46,941,143
3.50%, 02/01/53	13,074	11,977,927
3.50%, 04/01/53	12,430	11,358,948
4.00%, 04/01/25	0 (a)	68
4.00%, 05/01/25	0 (a)	813
4.00%, 06/01/25	0 (a)	350
4.00%, 07/01/25	6	5,489
4.00%, 07/01/25	0 (a)	109
4.00%, 08/01/25	0 (a)	415
4.00%, 09/01/25	0 (a)	256
4.00%, 09/01/25	27	27,170
4.00%, 10/01/25	25	24,583
4.00%, 11/01/25	0 (a)	108
4.00%, 11/01/25	2	2,016
4.00%, 12/01/25	1	725
4.00%, 01/01/26	0 (a)	225
4.00%, 01/01/26	1	1,218
4.00%, 03/01/26	45	43,864
4.00%, 03/01/26	0 (a)	130
4.00%, 05/01/26	2	1,783
4.00%, 06/01/26	330	327,610
4.00%, 07/01/26	17	16,768
4.00%, 08/01/26	3	2,716
4.00%, 09/01/26	262	260,853
4.00%, 03/01/27	117	115,936
4.00%, 08/01/27	10	9,660
4.00%, 02/01/29	13	12,455
4.00%, 12/01/30	420	415,261
4.00%, 01/01/31	263	259,745
4.00%, 02/01/31	186	184,416
4.00%, 03/01/31	11	10,983
4.00%, 10/01/31	631	622,704
4.00%, 02/01/32	1,630	1,608,748
4.00%, 04/01/32	4	3,927
4.00%, 05/01/32	844	833,702
4.00%, 06/01/32	4	3,984
4.00%, 07/01/32	308	304,807
4.00%, 10/01/32	10	9,479
4.00%, 05/01/33	77	76,086
4.00%, 07/01/33	509	502,536
4.00%, 08/01/33	775	763,385
4.00%, 08/01/33	0 (a)	340
4.00%, 09/01/33	1,281	1,262,138
4.00%, 10/01/33	667	657,607
4.00%, 11/01/33	43	42,269
4.00%, 12/01/33	182	180,701
4.00%, 01/01/34	276	272,145
4.00%, 03/01/34	476	469,083
4.00%, 04/01/34	406	400,323
4.00%, 05/01/34	383	376,757
4.00%, 06/01/34	968	953,030
4.00%, 07/01/34	902	889,112
4.00%, 08/01/34	558	548,446
4.00%, 09/01/34	3,296	3,246,934
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/34	$775	$763,826
4.00%, 08/01/35	1,062	1,036,029
4.00%, 11/01/35	2,753	2,713,495
4.00%, 01/01/36	12	11,239
4.00%, 07/01/37	2,421	2,364,023
4.00%, 08/01/37	6,629	6,479,042
4.00%, 09/01/37	9,100	8,886,130
4.00%, 10/01/37	14,550	14,165,260
4.00%, 11/01/37	9,373	9,153,209
4.00%, 01/01/38	1,994	1,946,520
4.00%, 02/01/38	1,753	1,710,719
4.00%, 03/01/38	4,336	4,238,083
4.00%, 04/01/38	1,204	1,174,453
4.00%, 05/01/38	2,764	2,695,003
4.00%, 06/01/38	1,581	1,540,211
4.00%, 07/01/38	5,714	5,570,884
4.00%, 10/01/38	1,183	1,152,994
4.00%, 11/01/38	960	935,902
4.00%, 03/01/39	12	11,531
4.00%, 04/01/39	26	25,264
4.00%, 05/01/39	337	326,318
4.00%, 07/01/39	14	13,598
4.00%, 08/01/39	237	230,130
4.00%, 09/01/39	21	20,634
4.00%, 10/01/39	444	432,627
4.00%, 11/01/39	21,351	20,811,527
4.00%, 12/01/39	38,779	37,801,951
4.00%, 02/01/40	11	11,272
4.00%, 03/15/40(c)	41,600	40,529,783
4.00%, 05/01/40	14	13,535
4.00%, 07/01/40	32	31,048
4.00%, 08/01/40	780	756,246
4.00%, 09/01/40	710	687,831
4.00%, 10/01/40	309	300,223
4.00%, 11/01/40	4,464	4,322,431
4.00%, 12/01/40	1,621	1,570,027
4.00%, 01/01/41	7,869	7,620,423
4.00%, 02/01/41	734	709,572
4.00%, 03/01/41	619	599,487
4.00%, 04/01/41	29	27,792
4.00%, 05/01/41	985	953,115
4.00%, 08/01/41	2	1,452
4.00%, 09/01/41	1,711	1,655,207
4.00%, 10/01/41	2,293	2,218,905
4.00%, 11/01/41	109	105,879
4.00%, 12/01/41	669	647,816
4.00%, 01/01/42	955	923,201
4.00%, 02/01/42	164	157,733
4.00%, 03/01/42	4,523	4,368,272
4.00%, 05/01/42	727	702,746
4.00%, 06/01/42	30	28,559
4.00%, 07/01/42	318	306,628
4.00%, 08/01/42	2	2,042
4.00%, 09/01/42	4	4,170
4.00%, 12/01/42	81	78,289
4.00%, 01/01/43	1,705	1,647,503
4.00%, 08/01/43	16	15,746
4.00%, 09/01/43	1,005	968,626
4.00%, 10/01/43	132	127,551
4.00%, 11/01/43	254	244,963
4.00%, 12/01/43	4	4,072
125
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/01/44	$720	$693,380
4.00%, 02/01/44	9	7,891
4.00%, 03/01/44	934	898,453
4.00%, 04/01/44	861	828,659
4.00%, 05/01/44	7,923	7,642,898
4.00%, 06/01/44	2,308	2,230,969
4.00%, 07/01/44	6,384	6,134,924
4.00%, 08/01/44	166	159,375
4.00%, 09/01/44	141	135,022
4.00%, 10/01/44	10,747	10,306,984
4.00%, 11/01/44	4,106	3,935,689
4.00%, 12/01/44	2,230	2,131,681
4.00%, 01/01/45	7,693	7,413,580
4.00%, 02/01/45	6,191	5,946,865
4.00%, 03/01/45	10,220	9,855,032
4.00%, 04/01/45	792	757,473
4.00%, 06/01/45	5,565	5,349,733
4.00%, 07/01/45	11,071	10,612,347
4.00%, 08/01/45	271	259,124
4.00%, 09/01/45	11,064	10,591,882
4.00%, 10/01/45	2,650	2,538,365
4.00%, 11/01/45	6,215	5,950,036
4.00%, 12/01/45	648	620,742
4.00%, 01/01/46	1,733	1,658,960
4.00%, 02/01/46	3,270	3,132,584
4.00%, 03/01/46	8,587	8,221,125
4.00%, 04/01/46	5,107	4,877,221
4.00%, 05/01/46	6,973	6,655,243
4.00%, 06/01/46	12,447	11,931,069
4.00%, 07/01/46	1,225	1,168,438
4.00%, 08/01/46	6,782	6,479,178
4.00%, 09/01/46	11,785	11,291,923
4.00%, 10/01/46	2,476	2,387,221
4.00%, 11/01/46	16,833	16,121,088
4.00%, 01/01/47	3,485	3,328,569
4.00%, 02/01/47	2,596	2,482,074
4.00%, 03/01/47	7,053	6,733,078
4.00%, 04/01/47	22,152	21,108,268
4.00%, 05/01/47	8,967	8,557,182
4.00%, 06/01/47	31,433	29,973,086
4.00%, 07/01/47	11,330	10,809,656
4.00%, 08/01/47	21,047	20,058,842
4.00%, 09/01/47	23,163	22,084,288
4.00%, 10/01/47	23,847	22,700,997
4.00%, 11/01/47	19,667	18,765,926
4.00%, 12/01/47	7,814	7,458,195
4.00%, 01/01/48	7,674	7,307,969
4.00%, 02/01/48	34,387	32,751,394
4.00%, 03/01/48	2,487	2,368,884
4.00%, 04/01/48	14,965	14,238,493
4.00%, 05/01/48	5,001	4,744,041
4.00%, 06/01/48	2,408	2,296,900
4.00%, 07/01/48	9,376	8,928,318
4.00%, 08/01/48	3,672	3,497,464
4.00%, 09/01/48	15,462	14,708,963
4.00%, 10/01/48	22,339	21,178,004
4.00%, 11/01/48	27,861	26,494,005
4.00%, 12/01/48	10,080	9,600,828
4.00%, 01/01/49	27,392	26,116,225
4.00%, 02/01/49	5,752	5,470,773
4.00%, 03/01/49	25,895	24,581,830
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/01/49	$24,967	$23,721,362
4.00%, 05/01/49	15,932	15,212,256
4.00%, 06/01/49	32,038	30,485,596
4.00%, 07/01/49	21,749	20,761,491
4.00%, 08/01/49	599	569,080
4.00%, 09/01/49	22,679	21,598,701
4.00%, 10/01/49	19,080	18,211,774
4.00%, 11/01/49	43,010	40,684,997
4.00%, 12/01/49	18,049	17,165,811
4.00%, 01/01/50	24,635	23,426,771
4.00%, 02/01/50	1,165	1,107,148
4.00%, 03/01/50	3,202	3,033,358
4.00%, 04/01/50	8,307	7,891,741
4.00%, 05/01/50	13,898	13,198,263
4.00%, 06/01/50	1,585	1,499,832
4.00%, 07/01/50	672	636,751
4.00%, 08/01/50	10,271	9,763,999
4.00%, 12/01/50	7,914	7,495,677
4.00%, 01/01/51	707	672,451
4.00%, 03/01/51	785	745,790
4.00%, 05/01/51	20,049	19,065,340
4.00%, 08/01/51	19,793	18,816,088
4.00%, 09/01/51	15,720	14,864,977
4.00%, 10/01/51	7,478	7,108,419
4.00%, 11/01/51	8,458	8,030,080
4.00%, 12/01/51	1,760	1,665,818
4.00%, 02/01/52	2,431	2,285,710
4.00%, 05/01/52	40,809	38,533,770
4.00%, 06/01/52	114,434	108,369,331
4.00%, 07/01/52	27,957	26,387,965
4.00%, 08/01/52	153,224	144,313,044
4.00%, 09/01/52	8,941	8,443,217
4.00%, 10/01/52	48,788	46,029,214
4.00%, 11/01/52	23,552	22,197,666
4.00%, 12/01/52	12,886	12,098,128
4.00%, 01/01/53	2,276	2,158,042
4.00%, 02/01/53	63,114	59,864,875
4.00%, 03/01/53	19,526	18,324,920
4.00%, 04/01/53	16,609	15,681,261
4.00%, 05/01/53	15,386	14,429,857
4.00%, 06/01/53	408	384,939
4.00%, 09/01/53	10,762	10,179,786
4.00%, 12/01/53	23,524	22,060,514
4.00%, 03/15/55(c)	30,033	28,152,122
4.50%, 04/01/25	2	2,440
4.50%, 04/01/25	0 (a)	58
4.50%, 05/01/25	0 (a)	412
4.50%, 06/01/25	13	13,437
4.50%, 08/01/25	10	9,493
4.50%, 09/01/25	1	1,403
4.50%, 04/01/26	1	778
4.50%, 10/01/26	33	33,341
4.50%, 01/01/27	15	15,160
4.50%, 11/01/28	0 (a)	394
4.50%, 08/01/31	906	904,513
4.50%, 04/01/33	300	300,423
4.50%, 07/01/33	32	32,031
4.50%, 08/01/33	23	22,233
4.50%, 09/01/33	5	4,772
4.50%, 10/01/33	11	11,506
4.50%, 11/01/33	18	17,482
Schedule of Investments
126

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 12/01/33	$240	$240,499
4.50%, 01/01/34	1,019	1,019,398
4.50%, 02/01/34	263	263,229
4.50%, 04/01/34	1	1,325
4.50%, 05/01/34	0 (a)	451
4.50%, 05/01/34	5	5,316
4.50%, 06/01/34	227	226,495
4.50%, 08/01/34	875	872,390
4.50%, 09/01/34	84	83,662
4.50%, 12/01/34	2	2,131
4.50%, 01/01/35	870	866,510
4.50%, 02/01/35	0 (a)	315
4.50%, 03/01/35	1	1,257
4.50%, 05/01/35	0 (a)	157
4.50%, 07/01/35	0 (a)	311
4.50%, 08/01/35	1	806
4.50%, 09/01/35	6	5,697
4.50%, 10/01/35	1	1,285
4.50%, 12/01/35	26	25,724
4.50%, 01/01/36	0 (a)	333
4.50%, 03/01/36	1	1,411
4.50%, 07/01/37	2	2,483
4.50%, 03/01/38	2	2,228
4.50%, 04/01/38	0 (a)	434
4.50%, 04/01/38	98	97,601
4.50%, 05/01/38	4,558	4,527,675
4.50%, 06/01/38	1,045	1,037,407
4.50%, 08/01/38	16,479	16,353,799
4.50%, 09/01/38	8,813	8,743,820
4.50%, 11/01/38	2	2,338
4.50%, 01/01/39	4,756	4,719,695
4.50%, 02/01/39	0 (a)	278
4.50%, 02/01/39	555	552,155
4.50%, 03/01/39	36	35,863
4.50%, 04/01/39	1,169	1,160,847
4.50%, 05/01/39	653	647,959
4.50%, 06/01/39	120	118,624
4.50%, 07/01/39	133	132,917
4.50%, 08/01/39	1,885	1,872,007
4.50%, 09/01/39	56	55,726
4.50%, 10/01/39	3,908	3,882,314
4.50%, 11/01/39	23	22,902
4.50%, 12/01/39	15,781	15,660,200
4.50%, 01/01/40	1,269	1,259,741
4.50%, 02/01/40	243	241,044
4.50%, 03/01/40	204	201,922
4.50%, 04/01/40	80	79,930
4.50%, 05/01/40	122	121,669
4.50%, 06/01/40	21	20,890
4.50%, 07/01/40	42	41,306
4.50%, 08/01/40	98	97,177
4.50%, 09/01/40	1,660	1,645,776
4.50%, 10/01/40	223	220,784
4.50%, 12/01/40	1,717	1,703,155
4.50%, 01/01/41	1,690	1,675,033
4.50%, 02/01/41	315	312,607
4.50%, 03/01/41	1,873	1,854,740
4.50%, 04/01/41	11,608	11,499,778
4.50%, 05/01/41	10,112	10,018,784
4.50%, 06/01/41	4,200	4,159,216
4.50%, 07/01/41	261	259,310
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/01/41	$2,705	$2,678,010
4.50%, 09/01/41	4,198	4,159,382
4.50%, 10/01/41	77	75,877
4.50%, 11/01/41	223	221,282
4.50%, 12/01/41	2,159	2,138,432
4.50%, 01/01/42	2,287	2,265,941
4.50%, 04/01/42	86	85,188
4.50%, 07/01/42	2,295	2,273,271
4.50%, 09/01/42	1,185	1,174,625
4.50%, 10/01/42	1,546	1,532,745
4.50%, 01/01/43	117	115,940
4.50%, 09/01/43	2,071	2,049,463
4.50%, 10/01/43	660	652,893
4.50%, 11/01/43	1,654	1,636,349
4.50%, 12/01/43	1,026	1,015,447
4.50%, 01/01/44	222	219,788
4.50%, 02/01/44	396	390,979
4.50%, 03/01/44	5,957	5,894,879
4.50%, 04/01/44	8,528	8,436,346
4.50%, 05/01/44	450	442,362
4.50%, 06/01/44	1,215	1,200,944
4.50%, 07/01/44	189	186,133
4.50%, 08/01/44	848	837,523
4.50%, 09/01/44	6,047	5,983,770
4.50%, 10/01/44	163	162,568
4.50%, 11/01/44	7,976	7,904,379
4.50%, 12/01/44	6,011	5,931,749
4.50%, 01/01/45	745	735,591
4.50%, 02/01/45	7,262	7,162,871
4.50%, 03/01/45	954	939,744
4.50%, 04/01/45	4	4,262
4.50%, 08/01/45	1,797	1,772,604
4.50%, 09/01/45	299	295,125
4.50%, 10/01/45	4,534	4,479,531
4.50%, 11/01/45	366	360,894
4.50%, 12/01/45	103	101,503
4.50%, 01/01/46	78	76,752
4.50%, 02/01/46	5,616	5,557,143
4.50%, 03/01/46	17,210	17,060,740
4.50%, 04/01/46	3,966	3,908,796
4.50%, 05/01/46	898	884,291
4.50%, 06/01/46	946	936,134
4.50%, 07/01/46	775	763,307
4.50%, 08/01/46	5,354	5,287,857
4.50%, 08/01/46	0 (a)	471
4.50%, 09/01/46	157	154,583
4.50%, 10/01/46	627	615,750
4.50%, 11/01/46	77	75,560
4.50%, 12/01/46	401	394,601
4.50%, 01/01/47	592	580,872
4.50%, 02/01/47	379	372,727
4.50%, 03/01/47	1,040	1,023,580
4.50%, 04/01/47	11,201	11,065,250
4.50%, 05/01/47	1,401	1,376,675
4.50%, 06/01/47	6,847	6,716,320
4.50%, 07/01/47	1,850	1,812,749
4.50%, 08/01/47	4,011	3,953,001
4.50%, 09/01/47	3,073	3,013,146
4.50%, 10/01/47	5,367	5,274,154
4.50%, 11/01/47	1,863	1,831,334
4.50%, 12/01/47	609	597,506
127
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 01/01/48	$1,389	$1,361,701
4.50%, 02/01/48	4,080	4,007,979
4.50%, 03/01/48	487	478,710
4.50%, 04/01/48	9,993	9,781,791
4.50%, 05/01/48	4,208	4,122,254
4.50%, 06/01/48	3,282	3,206,539
4.50%, 07/01/48	3,046	2,974,349
4.50%, 08/01/48	24,698	24,206,564
4.50%, 09/01/48	9,829	9,637,119
4.50%, 10/01/48	12,834	12,563,994
4.50%, 11/01/48	7,389	7,249,215
4.50%, 12/01/48	33,251	32,583,526
4.50%, 01/01/49	15,002	14,698,163
4.50%, 02/01/49	12,895	12,620,327
4.50%, 03/01/49	7,747	7,546,206
4.50%, 04/01/49	8,264	8,116,363
4.50%, 05/01/49	9,575	9,361,259
4.50%, 06/01/49	1,615	1,578,668
4.50%, 07/01/49	3,187	3,115,657
4.50%, 08/01/49	1,818	1,771,767
4.50%, 09/01/49	5,579	5,454,391
4.50%, 10/01/49	1,846	1,805,337
4.50%, 11/01/49	19,048	18,664,091
4.50%, 12/01/49	10,264	10,089,957
4.50%, 01/01/50	1,535	1,504,466
4.50%, 02/01/50	17,172	16,796,443
4.50%, 03/01/50	6,964	6,795,235
4.50%, 04/01/50	33,187	32,595,923
4.50%, 05/01/50	17,113	16,715,371
4.50%, 06/01/50	458	446,380
4.50%, 08/01/50	539	526,057
4.50%, 09/01/50	30,999	30,298,461
4.50%, 12/01/50	330	322,850
4.50%, 01/01/51	185	181,255
4.50%, 02/01/51	10,026	9,802,616
4.50%, 07/01/51	14,627	14,271,461
4.50%, 05/01/52	3,595	3,516,261
4.50%, 06/01/52	33,659	32,542,409
4.50%, 07/01/52	84,448	81,554,674
4.50%, 08/01/52	41,033	39,619,345
4.50%, 09/01/52	78,164	75,445,678
4.50%, 10/01/52	105,096	101,655,792
4.50%, 11/01/52	32,055	30,947,126
4.50%, 12/01/52	47,643	46,152,770
4.50%, 02/01/53	19,723	19,162,561
4.50%, 03/01/53	35,907	34,623,398
4.50%, 04/01/53	31,334	30,233,700
4.50%, 05/01/53	2,819	2,729,210
4.50%, 06/01/53	2,330	2,259,180
4.50%, 08/01/53	14,846	14,346,520
4.50%, 09/01/53	1,267	1,221,610
4.50%, 11/01/53	8,340	8,086,898
4.50%, 01/01/54	43,673	42,110,005
4.50%, 03/01/54	1,949	1,878,117
4.50%, 04/01/54	10,534	10,154,467
4.50%, 05/01/54	14,589	14,148,894
4.50%, 06/01/54	15,011	14,505,016
4.50%, 09/01/54	2,383	2,296,530
4.50%, 11/01/54	1,975	1,903,495
4.50%, 12/01/54	26,352	25,418,463
4.50%, 03/15/55(c)	25,000	24,094,676
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 04/15/55(c)	$68,050	$65,482,039
5.00%, 09/01/25	0 (a)	1
5.00%, 11/01/32	1	1,163
5.00%, 03/01/33	2	2,037
5.00%, 05/01/33	15	14,507
5.00%, 06/01/33	1	853
5.00%, 07/01/33	64	64,492
5.00%, 08/01/33	227	230,771
5.00%, 08/01/33	0 (a)	305
5.00%, 09/01/33	18	19,233
5.00%, 10/01/33	0 (a)	434
5.00%, 11/01/33	1,037	1,053,276
5.00%, 02/01/34	2	2,053
5.00%, 03/01/34	16	16,095
5.00%, 04/01/34	13	13,529
5.00%, 05/01/34	460	466,730
5.00%, 06/01/34	0 (a)	440
5.00%, 07/01/34	6	5,661
5.00%, 08/01/34	17	16,819
5.00%, 09/01/34	3	2,909
5.00%, 10/01/34	6	6,740
5.00%, 12/01/34	146	147,931
5.00%, 01/01/35	113	114,597
5.00%, 02/01/35	520	527,142
5.00%, 03/01/35	30	30,745
5.00%, 04/01/35	8	8,025
5.00%, 05/01/35	5	5,154
5.00%, 06/01/35	57	58,196
5.00%, 07/01/35	652	662,392
5.00%, 07/01/35	0 (a)	490
5.00%, 08/01/35	49	48,289
5.00%, 08/01/35	0 (a)	428
5.00%, 09/01/35	101	101,560
5.00%, 09/01/35	0 (a)	442
5.00%, 10/01/35	34	34,035
5.00%, 11/01/35	302	305,898
5.00%, 11/01/35	0 (a)	353
5.00%, 12/01/35	3	3,056
5.00%, 01/01/36	11	11,584
5.00%, 02/01/36	6	6,044
5.00%, 03/01/36	382	388,134
5.00%, 03/01/36	0 (a)	221
5.00%, 04/01/36	0 (a)	674
5.00%, 05/01/36	293	297,287
5.00%, 06/01/36	29	29,323
5.00%, 07/01/36	16	15,959
5.00%, 08/01/36	1	557
5.00%, 11/01/36	2	1,824
5.00%, 12/01/36	1	1,272
5.00%, 02/01/37	11	11,531
5.00%, 03/01/37	7	6,959
5.00%, 04/01/37	1	1,364
5.00%, 05/01/37	7	7,505
5.00%, 06/01/37	5	4,941
5.00%, 07/01/37	286	289,877
5.00%, 01/01/38	3	3,053
5.00%, 02/01/38	482	490,399
5.00%, 02/01/38	0 (a)	239
5.00%, 03/01/38	31	30,726
5.00%, 03/01/38	0 (a)	456
5.00%, 04/01/38	65	66,984
Schedule of Investments
128

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 04/01/38	$0 (a)	$997
5.00%, 05/01/38	927	933,154
5.00%, 05/01/38	0 (a)	444
5.00%, 06/01/38	2	1,700
5.00%, 07/01/38	63	63,567
5.00%, 07/01/38	0 (a)	466
5.00%, 12/01/38	4	4,012
5.00%, 01/01/39	148	150,306
5.00%, 02/01/39	14	13,911
5.00%, 03/01/39	310	314,239
5.00%, 03/01/39	0 (a)	424
5.00%, 04/01/39	2,713	2,749,380
5.00%, 04/01/39	0 (a)	749
5.00%, 05/01/39	586	593,500
5.00%, 06/01/39	499	506,587
5.00%, 07/01/39	1,835	1,847,814
5.00%, 08/01/39	2,739	2,776,137
5.00%, 09/01/39	327	330,924
5.00%, 10/01/39	307	310,987
5.00%, 11/01/39	47	47,919
5.00%, 12/01/39	1,059	1,072,302
5.00%, 01/01/40	83	83,460
5.00%, 02/01/40	35	35,270
5.00%, 03/01/40	195	197,318
5.00%, 04/01/40	660	667,388
5.00%, 05/01/40	7,223	7,311,945
5.00%, 06/01/40	165	168,648
5.00%, 07/01/40	771	779,919
5.00%, 08/01/40	4,041	4,100,723
5.00%, 09/01/40	543	550,242
5.00%, 10/01/40	115	116,542
5.00%, 11/01/40	13	13,283
5.00%, 12/01/40	899	910,167
5.00%, 01/01/41	133	134,425
5.00%, 02/01/41	364	369,014
5.00%, 03/01/41	1,230	1,244,486
5.00%, 04/01/41	1,728	1,749,329
5.00%, 05/01/41	5,571	5,637,983
5.00%, 06/01/41	827	836,962
5.00%, 07/01/41	346	349,695
5.00%, 08/01/41	936	947,066
5.00%, 11/01/41	89	90,354
5.00%, 04/01/42	336	339,570
5.00%, 08/01/43	19	19,452
5.00%, 09/01/43	325	328,523
5.00%, 10/01/43	820	829,398
5.00%, 11/01/43	40	40,484
5.00%, 12/01/43	101	102,487
5.00%, 01/01/44	1,221	1,235,056
5.00%, 03/01/44	377	381,139
5.00%, 06/01/44	143	145,088
5.00%, 07/01/44	807	818,875
5.00%, 08/01/44	111	112,014
5.00%, 09/01/44	662	668,635
5.00%, 11/01/44	25,705	26,105,640
5.00%, 01/01/45	6	5,574
5.00%, 07/01/45	2,515	2,545,878
5.00%, 03/01/47	16	16,183
5.00%, 04/01/47	47	46,625
5.00%, 05/01/47	482	482,734
5.00%, 07/01/47	464	470,247
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/01/47	$146	$145,297
5.00%, 09/01/47	707	708,056
5.00%, 10/01/47	388	388,460
5.00%, 11/01/47	67	66,908
5.00%, 02/01/48	425	425,586
5.00%, 03/01/48	1,182	1,183,626
5.00%, 04/01/48	1,462	1,464,661
5.00%, 06/01/48	1,405	1,406,546
5.00%, 07/01/48	2,845	2,850,113
5.00%, 08/01/48	4,396	4,401,917
5.00%, 09/01/48	4,371	4,374,296
5.00%, 10/01/48	2,692	2,696,050
5.00%, 11/01/48	10,627	10,646,359
5.00%, 12/01/48	1,061	1,063,395
5.00%, 01/01/49	8,791	8,807,051
5.00%, 02/01/49	4,578	4,585,634
5.00%, 03/01/49	4,165	4,174,188
5.00%, 04/01/49	14,224	14,252,964
5.00%, 05/01/49	1,799	1,803,750
5.00%, 07/01/49	6,834	6,850,469
5.00%, 08/01/49	14,654	14,680,451
5.00%, 09/01/49	10,000	10,019,211
5.00%, 10/01/49	21,512	21,547,117
5.00%, 11/01/49	791	792,949
5.00%, 12/01/49	1,007	1,009,566
5.00%, 03/01/50	1,471	1,474,113
5.00%, 04/01/50	773	769,575
5.00%, 05/01/50	476	474,013
5.00%, 09/01/50	27	26,897
5.00%, 10/01/50	3,130	3,136,426
5.00%, 01/01/51	1,111	1,106,658
5.00%, 06/01/52	6,401	6,325,275
5.00%, 07/01/52	40,012	39,575,897
5.00%, 08/01/52	48,073	47,746,895
5.00%, 09/01/52	77,599	76,759,082
5.00%, 10/01/52	42,337	41,915,397
5.00%, 11/01/52	149,093	147,549,116
5.00%, 12/01/52	32,536	32,278,530
5.00%, 02/01/53	102,736	101,837,197
5.00%, 03/01/53	7,983	7,907,329
5.00%, 04/01/53	37,065	36,577,901
5.00%, 05/01/53	113,869	112,406,455
5.00%, 06/01/53	50,424	49,789,773
5.00%, 07/01/53	27,283	27,036,982
5.00%, 08/01/53	33,813	33,411,320
5.00%, 09/01/53	12,278	12,100,274
5.00%, 10/01/53	80,043	79,099,186
5.00%, 11/01/53	27,683	27,294,628
5.00%, 12/01/53	5,445	5,363,420
5.00%, 02/01/54	33,951	33,455,666
5.00%, 03/01/54(c)	115,447	113,562,821
5.00%, 03/01/54	13,438	13,319,609
5.00%, 06/01/54	6,714	6,630,195
5.00%, 08/01/54	5,452	5,394,461
5.00%, 09/01/54	5,864	5,815,778
5.00%, 10/01/54	9,133	8,992,455
5.00%, 11/01/54	86,504	85,161,789
5.00%, 12/01/54	30,782	30,341,149
5.00%, 01/01/55	80,124	78,922,189
5.50%, 03/01/28	57	57,376
5.50%, 10/01/28	0 (a)	151
129
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 12/01/28	$0 (a)	$79
5.50%, 07/01/29	1	979
5.50%, 04/01/31	0 (a)	282
5.50%, 12/01/31	9	8,827
5.50%, 01/01/32	0 (a)	374
5.50%, 01/01/32	4	4,160
5.50%, 02/01/32	1	1,226
5.50%, 11/01/32	0 (a)	263
5.50%, 12/01/32	4	3,676
5.50%, 01/01/33	20	20,147
5.50%, 02/01/33	4	4,034
5.50%, 02/01/33	0 (a)	391
5.50%, 03/01/33	17	16,690
5.50%, 03/01/33	0 (a)	875
5.50%, 04/01/33	41	40,991
5.50%, 04/01/33	0 (a)	794
5.50%, 05/01/33	380	389,057
5.50%, 06/01/33	26	26,481
5.50%, 07/01/33	79	79,886
5.50%, 08/01/33	1	1,047
5.50%, 09/01/33	0 (a)	141
5.50%, 09/01/33	3	2,846
5.50%, 10/01/33	314	322,100
5.50%, 10/01/33	0 (a)	384
5.50%, 11/01/33	746	764,171
5.50%, 11/01/33	0 (a)	403
5.50%, 12/01/33	1	659
5.50%, 01/01/34	24	25,588
5.50%, 02/01/34	16	16,246
5.50%, 02/01/34	0 (a)	375
5.50%, 03/01/34	7	6,324
5.50%, 04/01/34	36	37,622
5.50%, 05/01/34	36	36,114
5.50%, 06/01/34	16	15,771
5.50%, 07/01/34	8	7,672
5.50%, 09/01/34	569	585,571
5.50%, 10/01/34	1	506
5.50%, 11/01/34	16	15,917
5.50%, 12/01/34	0 (a)	374
5.50%, 12/01/34	10	10,029
5.50%, 01/01/35	28	28,338
5.50%, 02/01/35	48	49,845
5.50%, 03/01/35	19	19,968
5.50%, 04/01/35	14	14,287
5.50%, 04/01/35	0 (a)	396
5.50%, 05/01/35	9	8,331
5.50%, 05/01/35	0 (a)	347
5.50%, 06/01/35	20	19,884
5.50%, 07/01/35	16	16,629
5.50%, 08/01/35	7	7,616
5.50%, 09/01/35	140	144,830
5.50%, 09/01/35	0 (a)	814
5.50%, 10/01/35	10	9,782
5.50%, 11/01/35	28	28,503
5.50%, 12/01/35	24	23,937
5.50%, 12/01/35	0 (a)	121
5.50%, 01/01/36	14	14,537
5.50%, 02/01/36	54	53,730
5.50%, 03/01/36	1	523
5.50%, 04/01/36	949	977,031
5.50%, 05/01/36	237	244,278
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 06/01/36	$1	$526
5.50%, 07/01/36	8	8,494
5.50%, 08/01/36	20	20,980
5.50%, 09/01/36	1,391	1,427,591
5.50%, 10/01/36	6	5,832
5.50%, 11/01/36	13	13,242
5.50%, 11/01/36	0 (a)	89
5.50%, 12/01/36	0 (a)	524
5.50%, 12/01/36	17	17,094
5.50%, 01/01/37	0 (a)	206
5.50%, 01/01/37	19	19,768
5.50%, 02/01/37	0 (a)	420
5.50%, 02/01/37	46	46,708
5.50%, 03/01/37	30	30,562
5.50%, 04/01/37	6	6,145
5.50%, 05/01/37	185	189,661
5.50%, 05/01/37	0 (a)	399
5.50%, 06/01/37	102	102,479
5.50%, 06/01/37	0 (a)	338
5.50%, 07/01/37	17	15,240
5.50%, 07/01/37	0 (a)	644
5.50%, 08/01/37	1,240	1,276,092
5.50%, 08/01/37	0 (a)	277
5.50%, 09/01/37	0 (a)	401
5.50%, 10/01/37	2	1,607
5.50%, 10/01/37	0 (a)	662
5.50%, 11/01/37	8	8,153
5.50%, 12/01/37	38	38,616
5.50%, 12/01/37	0 (a)	191
5.50%, 01/01/38	11	10,703
5.50%, 02/01/38	23	23,953
5.50%, 03/01/38	548	566,480
5.50%, 04/01/38	0 (a)	321
5.50%, 04/01/38	47	48,499
5.50%, 05/01/38	172	177,017
5.50%, 06/01/38	179	182,798
5.50%, 06/01/38	0 (a)	1,321
5.50%, 07/01/38	310	321,131
5.50%, 07/01/38	0 (a)	638
5.50%, 08/01/38	529	546,134
5.50%, 08/01/38	0 (a)	138
5.50%, 09/01/38	5	5,349
5.50%, 10/01/38	3	2,696
5.50%, 11/01/38	732	756,710
5.50%, 11/01/38	0 (a)	379
5.50%, 12/01/38	24	24,293
5.50%, 01/01/39	30	31,322
5.50%, 02/01/39	27	27,903
5.50%, 03/01/39	9	9,070
5.50%, 04/01/39	15	15,877
5.50%, 06/01/39	110	113,331
5.50%, 07/01/39	12	12,272
5.50%, 08/01/39	1	1,008
5.50%, 09/01/39	20	20,983
5.50%, 10/01/39	5	4,899
5.50%, 11/01/39	23	23,648
5.50%, 12/01/39	53	54,745
5.50%, 01/01/40	27	27,519
5.50%, 05/01/40	99	102,248
5.50%, 06/01/40	51	52,088
5.50%, 07/01/40	1,186	1,222,136
Schedule of Investments
130

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 09/01/40	$2,861	$2,950,269
5.50%, 07/01/41	215	222,144
5.50%, 09/01/41	5,104	5,246,270
5.50%, 05/01/44	4,286	4,422,022
5.50%, 01/01/47	1,311	1,351,158
5.50%, 06/01/48	73	73,889
5.50%, 11/01/48	1,599	1,635,814
5.50%, 12/01/48	1,662	1,700,459
5.50%, 01/01/49	2,427	2,482,480
5.50%, 02/01/49	447	457,187
5.50%, 03/01/49	101	103,048
5.50%, 06/01/49	8,088	8,272,222
5.50%, 08/01/52	82,023	83,050,327
5.50%, 09/01/52	24,300	24,612,351
5.50%, 10/01/52	1,293	1,309,748
5.50%, 11/01/52	39,397	39,795,247
5.50%, 12/01/52	115,215	116,262,154
5.50%, 01/01/53	60,703	61,140,784
5.50%, 02/01/53	103,150	104,158,773
5.50%, 03/01/53	63,137	63,459,682
5.50%, 04/01/53	84,131	84,821,321
5.50%, 05/01/53	161,109	161,659,842
5.50%, 06/01/53	120,606	121,528,839
5.50%, 07/01/53	88,169	88,693,767
5.50%, 08/01/53	49,402	49,636,745
5.50%, 09/01/53	132,299	132,842,581
5.50%, 10/01/53	84,339	84,786,617
5.50%, 11/01/53	62,370	62,860,046
5.50%, 02/01/54	102,434	102,690,767
5.50%, 03/01/54	89,683	90,019,062
5.50%, 04/01/54	92,468	92,866,522
5.50%, 05/01/54	12,671	12,760,212
5.50%, 06/01/54	23,548	23,599,175
5.50%, 07/01/54	2,659	2,698,385
5.50%, 08/01/54	84,878	85,340,807
5.50%, 09/01/54	25,115	25,349,103
5.50%, 10/01/54	31,552	31,759,305
5.50%, 11/01/54	129,269	130,718,301
5.50%, 01/01/55	54,475	54,554,220
5.50%, 03/15/55(c)	189,429	189,665,176
6.00%, 03/01/28	0 (a)	245
6.00%, 04/01/28	0 (a)	34
6.00%, 11/01/28	0 (a)	353
6.00%, 12/01/28	0 (a)	479
6.00%, 01/01/29	0 (a)	174
6.00%, 01/01/29	1	804
6.00%, 02/01/29	0 (a)	1,313
6.00%, 02/01/29	1	1,052
6.00%, 03/01/29	0 (a)	424
6.00%, 03/01/29	1	853
6.00%, 04/01/29	2	1,241
6.00%, 05/01/29	0 (a)	84
6.00%, 06/01/29	0 (a)	405
6.00%, 07/01/29	1	1,064
6.00%, 04/01/30	1	522
6.00%, 04/01/31	1	692
6.00%, 04/01/31	0 (a)	18
6.00%, 05/01/31	2	1,400
6.00%, 05/01/31	0 (a)	299
6.00%, 11/01/31	4	3,791
6.00%, 11/01/31	0 (a)	497
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 02/01/32	$2	$1,613
6.00%, 03/01/32	1	600
6.00%, 04/01/32	0 (a)	345
6.00%, 06/01/32	0 (a)	439
6.00%, 09/01/32	2	1,710
6.00%, 11/01/32	23	22,749
6.00%, 12/01/32	15	15,764
6.00%, 12/01/32	0 (a)	596
6.00%, 01/01/33	14	14,623
6.00%, 02/01/33	5	4,819
6.00%, 02/01/33	0 (a)	360
6.00%, 03/01/33	13	12,819
6.00%, 03/01/33	0 (a)	48
6.00%, 05/01/33	1	1,504
6.00%, 10/01/33	2	1,661
6.00%, 11/01/33	1	1,281
6.00%, 12/01/33	13	13,464
6.00%, 02/01/34	3	2,827
6.00%, 03/01/34	983	1,020,684
6.00%, 04/01/34	2	1,982
6.00%, 05/01/34	162	168,099
6.00%, 08/01/34	219	228,142
6.00%, 09/01/34	0 (a)	437
6.00%, 09/01/34	9	9,581
6.00%, 10/01/34	10	10,747
6.00%, 11/01/34	67	69,240
6.00%, 11/01/34	0 (a)	391
6.00%, 12/01/34	0 (a)	435
6.00%, 12/01/34	4	3,769
6.00%, 01/01/35	21	22,180
6.00%, 02/01/35	9	8,675
6.00%, 04/01/35	3	2,371
6.00%, 06/01/35	6	6,160
6.00%, 07/01/35	58	61,498
6.00%, 09/01/35	9	9,049
6.00%, 10/01/35	28	28,530
6.00%, 12/01/35	29	29,990
6.00%, 01/01/36	4	4,627
6.00%, 01/01/36	0 (a)	105
6.00%, 02/01/36	2	1,575
6.00%, 03/01/36	1	669
6.00%, 05/01/36	0 (a)	515
6.00%, 05/01/36	15	15,668
6.00%, 06/01/36	359	375,355
6.00%, 07/01/36	8	7,910
6.00%, 08/01/36	347	362,748
6.00%, 10/01/36	12	12,866
6.00%, 11/01/36	24	24,443
6.00%, 11/01/36	0 (a)	546
6.00%, 12/01/36	9	8,861
6.00%, 01/01/37	2	2,410
6.00%, 02/01/37	59	61,912
6.00%, 02/01/37	0 (a)	870
6.00%, 03/01/37	21	22,077
6.00%, 04/01/37	0 (a)	242
6.00%, 04/01/37	13	13,366
6.00%, 06/01/37	20	20,929
6.00%, 07/01/37	19	18,952
6.00%, 07/01/37	0 (a)	860
6.00%, 08/01/37	13	13,036
6.00%, 09/01/37	10	10,092
131
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 10/01/37	$3	$3,056
6.00%, 10/01/37	0 (a)	481
6.00%, 11/01/37	28	27,571
6.00%, 12/01/37	22	22,410
6.00%, 12/01/37	0 (a)	232
6.00%, 01/01/38	71	73,998
6.00%, 02/01/38	27	28,129
6.00%, 02/01/38	0 (a)	250
6.00%, 03/01/38	276	288,172
6.00%, 04/01/38	19	20,332
6.00%, 05/01/38	653	684,970
6.00%, 07/01/38	13	13,821
6.00%, 08/01/38	76	79,490
6.00%, 09/01/38	20	20,169
6.00%, 09/01/38	0 (a)	289
6.00%, 10/01/38	11	11,903
6.00%, 11/01/38	9	8,948
6.00%, 12/01/38	5	5,100
6.00%, 06/01/39	1,754	1,825,822
6.00%, 09/01/39	1	1,280
6.00%, 10/01/39	155	162,523
6.00%, 04/01/40	25	26,717
6.00%, 09/01/40	3	3,587
6.00%, 10/01/40	35	36,696
6.00%, 07/01/41	499	522,292
6.00%, 02/01/49	772	807,674
6.00%, 01/01/53	31,281	32,037,915
6.00%, 02/01/53	44,155	45,328,578
6.00%, 04/01/53	2,808	2,903,379
6.00%, 05/01/53	5,672	5,863,771
6.00%, 06/01/53	10,864	11,134,129
6.00%, 07/01/53	158,127	162,196,433
6.00%, 08/01/53	159,075	163,178,756
6.00%, 09/01/53	57,979	59,295,859
6.00%, 10/01/53	196,661	201,015,160
6.00%, 11/01/53	76,399	77,985,920
6.00%, 12/01/53	32,507	33,256,596
6.00%, 02/01/54	34,940	35,702,307
6.00%, 03/01/54	50,480	51,518,734
6.00%, 04/01/54	81,767	83,728,021
6.00%, 05/01/54	39,021	39,870,624
6.00%, 06/01/54	56,197	57,271,972
6.00%, 07/01/54	119,633	122,148,965
6.00%, 08/01/54	303,154	309,427,536
6.00%, 09/01/54	221,222	225,883,595
6.00%, 10/01/54	100,078	101,930,306
6.00%, 12/01/54	4,474	4,563,166
6.00%, 03/15/55(c)	119,275	121,223,623
6.50%, 12/01/25	0 (a)	22
6.50%, 01/01/26	0 (a)	3
6.50%, 02/01/26	0 (a)	17
6.50%, 03/01/26	0 (a)	28
6.50%, 04/01/26	0 (a)	18
6.50%, 05/01/26	0 (a)	26
6.50%, 06/01/26	0 (a)	23
6.50%, 11/01/26	0 (a)	10
6.50%, 03/01/27	0 (a)	93
6.50%, 04/01/27	0 (a)	11
6.50%, 11/01/27	0 (a)	41
6.50%, 12/01/27	0 (a)	560
6.50%, 01/01/28	0 (a)	343
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 02/01/28	$0 (a)	$44
6.50%, 04/01/28	0 (a)	90
6.50%, 04/01/28	1	509
6.50%, 05/01/28	0 (a)	421
6.50%, 08/01/28	3	3,033
6.50%, 08/01/28	0 (a)	14
6.50%, 09/01/28	0 (a)	141
6.50%, 09/01/28	1	535
6.50%, 10/01/28	0 (a)	141
6.50%, 10/01/28	1	526
6.50%, 11/01/28	0 (a)	249
6.50%, 12/01/28	0 (a)	641
6.50%, 01/01/29	1	659
6.50%, 01/01/29	0 (a)	173
6.50%, 02/01/29	0 (a)	442
6.50%, 03/01/29	0 (a)	431
6.50%, 03/01/29	3	2,172
6.50%, 04/01/29	0 (a)	595
6.50%, 05/01/29	0 (a)	633
6.50%, 06/01/29	0 (a)	1,207
6.50%, 06/01/29	8	7,532
6.50%, 07/01/29	0 (a)	601
6.50%, 07/01/29	1	582
6.50%, 08/01/29	0 (a)	159
6.50%, 09/01/29	0 (a)	306
6.50%, 11/01/29	0 (a)	106
6.50%, 05/01/30	0 (a)	70
6.50%, 01/01/31	0 (a)	62
6.50%, 03/01/31	0 (a)	184
6.50%, 04/01/31	0 (a)	58
6.50%, 04/01/31	2	1,389
6.50%, 05/01/31	0 (a)	1,272
6.50%, 05/01/31	2	1,775
6.50%, 07/01/31	0 (a)	863
6.50%, 07/01/31	1	770
6.50%, 08/01/31	0 (a)	103
6.50%, 08/01/31	1	667
6.50%, 09/01/31	2	2,483
6.50%, 10/01/31	3	3,116
6.50%, 10/01/31	0 (a)	337
6.50%, 11/01/31	1	1,389
6.50%, 12/01/31	0 (a)	396
6.50%, 12/01/31	2	2,154
6.50%, 02/01/32	0 (a)	594
6.50%, 02/01/32	2	1,904
6.50%, 03/01/32	7	6,790
6.50%, 04/01/32	0 (a)	435
6.50%, 05/01/32	3	2,306
6.50%, 05/01/32	0 (a)	408
6.50%, 06/01/32	1	1,360
6.50%, 06/01/32	0 (a)	217
6.50%, 07/01/32	5	4,114
6.50%, 07/01/32	0 (a)	396
6.50%, 08/01/32	10	10,190
6.50%, 08/01/32	0 (a)	399
6.50%, 09/01/32	8	8,306
6.50%, 11/01/32	0 (a)	189
6.50%, 01/01/33	0 (a)	297
6.50%, 03/01/33	4	4,219
6.50%, 05/01/33	0 (a)	663
6.50%, 06/01/33	2	2,610
Schedule of Investments
132

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 07/01/33	$0 (a)	$30
6.50%, 09/01/33	0 (a)	137
6.50%, 11/01/33	4	3,778
6.50%, 01/01/34	5	5,557
6.50%, 03/01/34	0 (a)	179
6.50%, 05/01/34	9	9,277
6.50%, 08/01/34	6	6,277
6.50%, 09/01/34	10	10,288
6.50%, 10/01/34	2	1,631
6.50%, 11/01/34	1	762
6.50%, 04/01/35	2	2,093
6.50%, 02/01/36	3	3,319
6.50%, 02/01/36	0 (a)	343
6.50%, 05/01/36	1	862
6.50%, 06/01/36	0 (a)	404
6.50%, 07/01/36	0 (a)	309
6.50%, 07/01/36	1	686
6.50%, 08/01/36	27	28,588
6.50%, 08/01/36	0 (a)	219
6.50%, 09/01/36	113	119,477
6.50%, 09/01/36	0 (a)	467
6.50%, 10/01/36	23	24,312
6.50%, 11/01/36	0 (a)	320
6.50%, 12/01/36	26	27,585
6.50%, 12/01/36	0 (a)	593
6.50%, 02/01/37	6	6,066
6.50%, 03/01/37	2	1,931
6.50%, 06/01/37	0 (a)	470
6.50%, 07/01/37	30	31,040
6.50%, 07/01/37	0 (a)	73
6.50%, 08/01/37	956	1,013,925
6.50%, 08/01/37	0 (a)	100
6.50%, 09/01/37	0 (a)	139
6.50%, 09/01/37	7	7,291
6.50%, 10/01/37	63	67,396
6.50%, 10/01/37	0 (a)	985
6.50%, 11/01/37	13	13,354
6.50%, 11/01/37	0 (a)	210
6.50%, 12/01/37	37	39,069
6.50%, 12/01/37	0 (a)	638
6.50%, 01/01/38	4	4,532
6.50%, 02/01/38	5	5,000
6.50%, 03/01/38	0 (a)	442
6.50%, 03/01/38	11	12,194
6.50%, 05/01/38	37	38,267
6.50%, 06/01/38	11	11,897
6.50%, 09/01/38	3	4,185
6.50%, 12/01/38	4	4,030
6.50%, 01/01/39	7	6,848
6.50%, 03/01/39	2	1,988
6.50%, 05/01/39	2	1,907
6.50%, 10/01/39	903	958,623
6.50%, 05/01/40	587	623,136
6.50%, 04/01/53	40,308	42,241,947
6.50%, 06/01/53	10,408	10,766,727
6.50%, 07/01/53	9,716	10,122,191
6.50%, 08/01/53	75,272	78,419,624
6.50%, 09/01/53	31,380	32,565,465
6.50%, 10/01/53	145,934	151,878,726
6.50%, 11/01/53	119,219	123,706,495
6.50%, 12/01/53	136,843	142,364,941
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 01/01/54	$65,139	$67,767,537
6.50%, 02/01/54	61,228	63,865,017
6.50%, 03/01/54	18,037	18,667,618
6.50%, 04/01/54	23,935	24,823,846
6.50%, 05/01/54	39,089	40,432,449
6.50%, 06/01/54	1,482	1,549,189
6.50%, 07/01/54	24,630	25,464,003
6.50%, 08/01/54	20,817	21,589,060
6.50%, 09/01/54	6,603	6,849,726
6.50%, 10/01/54	16,405	16,899,362
6.50%, 03/15/55(c)	45,400	46,766,260
7.00%, 08/01/25	0 (a)	1
7.00%, 09/01/25	0 (a)	7
7.00%, 10/01/25	0 (a)	9
7.00%, 12/01/25	0 (a)	286
7.00%, 02/01/26	0 (a)	31
7.00%, 03/01/26	0 (a)	71
7.00%, 04/01/26	0 (a)	8
7.00%, 05/01/26	0 (a)	100
7.00%, 08/01/26	0 (a)	23
7.00%, 11/01/26	0 (a)	343
7.00%, 02/01/27	0 (a)	12
7.00%, 04/01/27	0 (a)	61
7.00%, 07/01/27	0 (a)	135
7.00%, 08/01/27	1	838
7.00%, 09/01/27	0 (a)	352
7.00%, 11/01/27	0 (a)	82
7.00%, 12/01/27	0 (a)	40
7.00%, 03/01/28	0 (a)	276
7.00%, 04/01/28	0 (a)	93
7.00%, 07/01/28	0 (a)	587
7.00%, 08/01/28	0 (a)	122
7.00%, 01/01/29	0 (a)	150
7.00%, 02/01/29	0 (a)	197
7.00%, 05/01/29	0 (a)	314
7.00%, 06/01/29	0 (a)	269
7.00%, 08/01/29	0 (a)	108
7.00%, 08/01/29	1	578
7.00%, 01/01/30	0 (a)	56
7.00%, 02/01/30	0 (a)	108
7.00%, 09/01/30	0 (a)	503
7.00%, 12/01/30	0 (a)	80
7.00%, 02/01/31	0 (a)	104
7.00%, 09/01/31	0 (a)	363
7.00%, 11/01/31	0 (a)	41
7.00%, 03/01/32	2	2,266
7.00%, 04/01/32	16	16,955
7.00%, 04/01/32	0 (a)	242
7.00%, 05/01/32	2	2,274
7.00%, 05/01/32	0 (a)	430
7.00%, 07/01/32	0 (a)	306
7.00%, 08/01/32	1	620
7.00%, 10/01/32	0 (a)	591
7.00%, 12/01/32	7	6,922
7.00%, 01/01/36	2	1,622
7.00%, 07/01/36	1	732
7.00%, 08/01/36	1	712
7.00%, 01/01/37	1	1,078
7.00%, 03/01/37	2	2,429
7.00%, 04/01/37	295	317,879
7.00%, 05/01/37	6	6,251
133
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.00%, 06/01/37	$0 (a)	$699
7.00%, 06/01/37	6	5,954
7.00%, 09/01/37	0 (a)	434
7.00%, 12/01/37	7	7,438
7.00%, 05/01/38	0 (a)	388
7.00%, 12/01/38	3	2,728
7.00%, 01/01/39	0 (a)	278
7.50%, 09/01/25	0 (a)	5
7.50%, 10/01/25	0 (a)	11
7.50%, 11/01/25	0 (a)	83
7.50%, 12/01/25	0 (a)	15
7.50%, 05/01/26	0 (a)	36
7.50%, 07/01/26	0 (a)	3
7.50%, 08/01/26	0 (a)	17
7.50%, 01/01/27	0 (a)	10
7.50%, 04/01/27	0 (a)	76
7.50%, 07/01/27	0 (a)	249
7.50%, 09/01/27	0 (a)	28
7.50%, 11/01/27	0 (a)	36
7.50%, 01/01/28	0 (a)	71
7.50%, 07/01/29	0 (a)	246
7.50%, 08/01/29	0 (a)	34
7.50%, 09/01/29	0 (a)	785
7.50%, 10/01/29	0 (a)	25
7.50%, 06/01/30	0 (a)	412
7.50%, 12/01/30	0 (a)	436
7.50%, 12/01/30	1	774
7.50%, 01/01/31	0 (a)	134
7.50%, 05/01/31	1	648
7.50%, 05/01/31	0 (a)	216
7.50%, 06/01/31	0 (a)	481
7.50%, 07/01/32	0 (a)	92
7.50%, 10/01/32	0 (a)	36
7.50%, 03/01/33	2	1,930
7.50%, 06/01/33	0 (a)	41
7.50%, 12/01/37	0 (a)	330
8.00%, 08/01/25	0 (a)	2
8.00%, 10/01/25	0 (a)	7
8.00%, 01/01/26	0 (a)	17
8.00%, 09/01/26	0 (a)	322
8.00%, 08/01/27	0 (a)	30
8.00%, 06/01/28	0 (a)	14
8.00%, 08/01/29	0 (a)	474
8.00%, 04/01/30	0 (a)	48
8.00%, 06/01/30	0 (a)	154
8.00%, 10/01/30	0 (a)	106
8.50%, 12/01/26	0 (a)	22
8.50%, 04/01/30	0 (a)	360
8.50%, 05/01/32	1	991
9.00%, 11/01/26	0 (a)	5
9.00%, 09/01/30	0 (a)	84
9.00%, 10/01/30	0 (a)	60
		37,542,547,155
Total Long-Term Investments — 99.7% (Cost: $39,550,907,845)		37,542,547,155
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	1,790,078,794	$1,790,973,834
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	100,000	100,000
Total Short-Term Securities — 4.8% (Cost: $1,790,099,566)		1,791,073,834
Total Investments Before TBA Sales Commitments — 104.5% (Cost: $41,341,007,411)		39,333,620,989
	Par (000)
TBA Sales Commitments(c)
Mortgage-Backed Securities — (0.4)%
Government National Mortgage Association
5.50%, 03/15/55	(49,050)	(49,170,709)
6.50%, 03/15/55	(10,000)	(10,202,344)
Uniform Mortgage-Backed Securities
2.00%, 03/15/55	(10,250)	(8,198,014)
4.50%, 03/15/55	(25,000)	(24,094,676)
5.00%, 03/01/54	(12,500)	(12,295,991)
6.00%, 03/15/55	(27,475)	(27,923,865)
Total TBA Sales Commitments — (0.4)% (Proceeds: $(130,925,156))		(131,885,599)
Total Investments, Net of TBA Sales Commitments — 104.1% (Cost: $41,210,082,255)		39,201,735,390
Liabilities in Excess of Other Assets — (4.1)%		(1,553,338,943)
Net Assets — 100.0%		$37,648,396,447

(a)	Rounds to less than 1,000.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.
Schedule of Investments
134

Schedule of Investments (continued)
February 28, 2025
iShares® MBS ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,081,730,102	$709,088,379 (a)	$—	$83,084	$72,269	$1,790,973,834	1,790,078,794	$72,353,852	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	5,829	—
				$83,084	$72,269	$1,791,073,834		$72,359,681	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$37,542,547,155	$—	$37,542,547,155
Short-Term Securities
Money Market Funds	1,791,073,834	—	—	1,791,073,834
Liabilities
Investments
TBA Sales Commitments	—	(131,885,599)	—	(131,885,599)
	$1,791,073,834	$37,410,661,556	$—	$39,201,735,390
See notes to financial statements.
135
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
February 28, 2025

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$153,449,531	$3,267,720,878	$37,542,547,155
Investments, at value—affiliated(c)	1,892,153	23,725,200	1,791,073,834
Cash	4,100	—	—
Receivables:
Investments sold	2,012,834	57,932,691	138,063,432
Securities lending income—affiliated	266	5,002	—
TBA sales commitments	—	—	130,925,156
Dividends—affiliated	3,285	37,203	5,257,152
Interest—unaffiliated	1,315,853	25,882,386	116,162,139
Total assets	158,678,022	3,375,303,360	39,724,028,868
LIABILITIES
Bank overdraft	—	122,797	12,350,653
Cash received as collateral for TBA commitments	—	—	16,520,627
Collateral on securities loaned, at value	522,153	12,355,200	—
TBA sales commitments, at value(d)	—	—	131,885,599
Payables:
Investments purchased	1,350,544	49,835,559	1,913,850,055
Investment advisory fees	30,173	502,785	1,025,487
Total liabilities	1,902,870	62,816,341	2,075,632,421
Commitments and contingent liabilities
NET ASSETS	$156,775,152	$3,312,487,019	$37,648,396,447
NET ASSETS CONSIST OF
Paid-in capital	$171,272,837	$3,416,663,283	$40,219,886,792
Accumulated loss	(14,497,685)	(104,176,264)	(2,571,490,345)
NET ASSETS	$156,775,152	$3,312,487,019	$37,648,396,447
NET ASSET VALUE
Shares outstanding	1,500,000	31,300,000	400,000,000
Net asset value	$104.52	$105.83	$94.12
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$162,869,794	$3,335,618,468	$39,550,907,845
(b) Securities loaned, at value	$507,863	$12,084,895	$—
(c) Investments, at cost—affiliated	$1,892,153	$23,725,200	$1,790,099,566
(d) Proceeds from TBA sales commitments	$—	$—	$130,925,156
See notes to financial statements.
Statements of Assets and Liabilities
136

Statements of Operations
Year Ended February 28, 2025

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
INVESTMENT INCOME
Dividends—affiliated	$57,726	$684,518	$72,359,681
Interest—unaffiliated	8,758,011	116,989,265	1,263,488,232
Securities lending income—affiliated—net	6,385	86,214	—
Other income—unaffiliated	65	2,056	—
Total investment income	8,822,187	117,762,053	1,335,847,913
EXPENSES
Investment advisory	443,405	6,579,171	12,008,117
Interest expense	10	460	9,817
Total expenses	443,415	6,579,631	12,017,934
Less:
Investment advisory fees waived	—	—	(214,127)
Total expenses after fees waived	443,415	6,579,631	11,803,807
Net investment income	8,378,772	111,182,422	1,324,044,106
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(601,922)	(11,596,137)	(56,292,786)
Investments—affiliated	—	—	83,084
In-kind redemptions—unaffiliated(a)	(3,095,071)	1,352,046	—
	(3,696,993)	(10,244,091)	(56,209,702)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	6,417,533	78,809,068	845,771,374
Investments—affiliated	—	—	72,269
	6,417,533	78,809,068	845,843,643
Net realized and unrealized gain	2,720,540	68,564,977	789,633,941
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,099,312	$179,747,399	$2,113,678,047
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
137
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Government/Credit Bond ETF		iShares Intermediate Government/Credit Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,378,772	$8,810,826	$111,182,422	$88,558,308
Net realized loss	(3,696,993)	(3,811,815)	(10,244,091)	(15,070,715)
Net change in unrealized appreciation (depreciation)	6,417,533	5,503,711	78,809,068	51,536,682
Net increase in net assets resulting from operations	11,099,312	10,502,722	179,747,399	125,024,275
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,871,780)	(8,102,498)	(110,685,242)	(85,495,884)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(175,590,765)	173,262,704	78,648,024	664,430,813
NET ASSETS
Total increase (decrease) in net assets	(173,363,233)	175,662,928	147,710,181	703,959,204
Beginning of year	330,138,385	154,475,457	3,164,776,838	2,460,817,634
End of year	$156,775,152	$330,138,385	$3,312,487,019	$3,164,776,838

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
138

Statements of Changes in Net Assets(continued)

	iShares MBS ETF
	Year Ended 02/28/25	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,324,044,106	$971,683,553
Net realized loss	(56,209,702)	(110,265,516)
Net change in unrealized appreciation (depreciation)	845,843,643	(202,895,624)
Net increase in net assets resulting from operations	2,113,678,047	658,522,413
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,283,920,660)	(949,146,770)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,940,507,291	3,438,181,736
NET ASSETS
Total increase in net assets	9,770,264,678	3,147,557,379
Beginning of year	27,878,131,769	24,730,574,390
End of year	$37,648,396,447	$27,878,131,769

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
139
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$103.17	$102.98	$117.13	$121.96	$122.67
Net investment income(a)	3.91	3.73	2.09	1.52	1.88
Net realized and unrealized gain (loss)(b)	1.45	(0.20)	(14.00)	(4.87)	(0.63)
Net increase (decrease) from investment operations	5.36	3.53	(11.91)	(3.35)	1.25
Distributions from net investment income(c)	(4.01)	(3.34)	(2.24)	(1.48)	(1.96)
Net asset value, end of year	$104.52	$103.17	$102.98	$117.13	$121.96
Total Return(d)
Based on net asset value	5.31%	3.48%	(10.22)%	(2.76)%	0.99%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.78%	3.64%	1.94%	1.26%	1.51%
Supplemental Data
Net assets, end of year (000)	$156,775	$330,138	$154,475	$427,541	$280,502
Portfolio turnover rate(f)	15%	18%	17%	21%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
140

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$103.59	$102.32	$111.36	$116.01	$115.67
Net investment income(a)	3.53	3.07	2.08	1.63	2.04
Net realized and unrealized gain (loss)(b)	2.24	1.16	(9.12)	(4.64)	0.41
Net increase (decrease) from investment operations	5.77	4.23	(7.04)	(3.01)	2.45
Distributions from net investment income(c)	(3.53)	(2.96)	(2.00)	(1.64)	(2.11)
Net asset value, end of year	$105.83	$103.59	$102.32	$111.36	$116.01
Total Return(d)
Based on net asset value	5.67%	4.20%	(6.36)%	(2.61)%	2.11%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.38%	2.98%	1.99%	1.42%	1.75%
Supplemental Data
Net assets, end of year (000)	$3,312,487	$3,164,777	$2,460,818	$2,566,956	$2,314,399
Portfolio turnover rate(f)	21%	19%	22%	30%	26%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
141
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MBS ETF
	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21
Net asset value, beginning of year	$91.92	$93.15	$104.74	$109.29	$109.75
Net investment income(a)	3.76	3.32	2.43	1.21	1.77
Net realized and unrealized gain (loss)(b)	2.09	(1.30)	(11.80)	(4.65)	0.02
Net increase (decrease) from investment operations	5.85	2.02	(9.37)	(3.44)	1.79
Distributions(c)
From net investment income	(3.65)	(3.25)	(2.22)	(1.11)	(1.98)
Return of capital	—	—	—	—	(0.27)
Total distributions	(3.65)	(3.25)	(2.22)	(1.11)	(2.25)
Net asset value, end of year	$94.12	$91.92	$93.15	$104.74	$109.29
Total Return(d)
Based on net asset value	6.52%	2.23%	(9.01)%	(3.15)%	1.62%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.05%	0.06%
Total expenses after fees waived	0.04%	0.03%	0.03%	0.04%	0.05%
Net investment income	4.05%	3.61%	2.52%	1.12%	1.60%
Supplemental Data
Net assets, end of year (000)	$37,648,396	$27,878,132	$24,730,574	$24,080,624	$26,480,590
Portfolio turnover rate(f)(g)	144%	219%	249%	349%	405%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
142

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
143
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are
Notes to Financial Statements
144

Notes to Financial Statements  (continued)
solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Government/Credit Bond
Barclays Bank PLC	$166,161	$(166,161)	$—	$—
Barclays Capital, Inc.	4,457	(4,457)	—	—
BNP Paribas SA	2,761	(2,761)	—	—
Citigroup Global Markets, Inc.	6,924	(6,924)	—	—
Deutsche Bank Securities, Inc.	7,925	(7,925)	—	—
Goldman Sachs & Co. LLC	51,428	(51,280)	—	148(b)
J.P. Morgan Securities LLC	180,998	(180,998)	—	—
Morgan Stanley	30,766	(30,766)	—	—
MUFG Securities Americas Inc.	22,620	(22,620)	—	—
Scotia Capital (USA), Inc.	17,914	(17,914)	—	—
Scotia Capital Inc	12,563	(12,563)	—	—
UBS Securities LLC	3,346	(3,346)	—	—
	$507,863	$(507,715)	$—	$148
Intermediate Government/Credit Bond
Barclays Bank PLC	$2,797,264	$(2,797,264)	$—	$—
Barclays Capital, Inc.	214,363	(214,363)	—	—
BNP Paribas SA	868,458	(868,458)	—	—
Citigroup Global Markets, Inc.	419,222	(419,222)	—	—
Deutsche Bank Securities, Inc.	136,572	(136,572)	—	—
Goldman Sachs & Co. LLC	1,045,760	(1,039,400)	—	6,360(b)
HSBC Securities (USA), Inc.	341,663	(341,663)	—	—
J.P. Morgan Securities LLC	1,902,096	(1,902,096)	—	—
Jefferies LLC	522,322	(522,322)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	165,223	(165,223)	—	—
Morgan Stanley	367,314	(367,314)	—	—
Pershing LLC	1,035,084	(1,035,084)	—	—
Scotia Capital Inc	350,995	(350,995)	—	—
TD Securities (USA) LLC	1,213,861	(1,213,861)	—	—
Wells Fargo Securities LLC	704,698	(704,698)	—	—
	$12,084,895	$(12,078,535)	$—	$6,360

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Government/Credit Bond	0.20%
Intermediate Government/Credit Bond	0.20
Notes to Financial Statements
146

Notes to Financial Statements  (continued)
For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.038000
Over $181 billion, up to and including $231 billion	0.036100
Over $231 billion, up to and including $281 billion	0.034295
Over $281 billion	0.032580
Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MBS	$214,127
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Government/Credit Bond	$1,926
Intermediate Government/Credit Bond	25,530
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
147
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Government/Credit Bond	$25,725,651	$21,937,646	$7,634,781	$14,253,242
Intermediate Government/Credit Bond	465,895,003	414,743,659	207,964,537	268,471,991
MBS	47,331,954,869	47,062,432,003	647,488	655,327
For the year ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Government/Credit Bond	$5,046,958	$177,495,763
Intermediate Government/Credit Bond	655,138,940	577,715,485
MBS	8,519,717,403	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Government/Credit Bond	$(3,095,156)	$3,095,156
Intermediate Government/Credit Bond	1,352,046	(1,352,046)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/25	Year Ended 02/29/24
Government/Credit Bond
Ordinary income	$8,871,780	$8,102,498
Intermediate Government/Credit Bond
Ordinary income	$110,685,242	$85,495,884
MBS
Ordinary income	$1,283,920,660	$949,146,770
Notes to Financial Statements
148

Notes to Financial Statements  (continued)
As of February 28, 2025, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Government/Credit Bond	$591,537	$(5,647,057)	$(9,442,165)	$(14,497,685)
Intermediate Government/Credit Bond	9,176,949	(45,003,502)	(68,349,711)	(104,176,264)
MBS	129,867,393	(615,251,325)	(2,086,106,413)	(2,571,490,345)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Government/Credit Bond	$164,783,849	$1,298,413	$(10,740,578)	$(9,442,165)
Intermediate Government/Credit Bond	3,359,795,789	15,388,185	(83,737,896)	(68,349,711)
MBS	41,418,766,959	278,901,874	(2,365,008,287)	(2,086,106,413)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
149
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/25		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
Government/Credit Bond
Shares sold	50,000	$5,111,737	2,700,000	$274,968,394
Shares redeemed	(1,750,000)	(180,702,502)	(1,000,000)	(101,705,690)
	(1,700,000)	$(175,590,765)	1,700,000	$173,262,704
Intermediate Government/Credit Bond
Shares sold	6,350,000	$663,884,206	12,400,000	$1,275,681,580
Shares redeemed	(5,600,000)	(585,236,182)	(5,900,000)	(611,250,767)
	750,000	$78,648,024	6,500,000	$664,430,813
MBS
Shares sold	99,400,000	$9,186,606,386	50,600,000	$4,624,720,265
Shares redeemed	(2,700,000)	(246,099,095)	(12,800,000)	(1,186,538,529)
	96,700,000	$8,940,507,291	37,800,000	$3,438,181,736
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
Notes to Financial Statements
150

Notes to Financial Statements  (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
151
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Government/Credit Bond ETF
iShares Intermediate Government/Credit Bond ETF
iShares MBS ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
152

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2025:
iShares ETF	Federal Obligation Interest
Government/Credit Bond	$4,404,569
Intermediate Government/Credit Bond	63,589,043
MBS	2,389,494
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2025:
iShares ETF	Interest Dividends
Government/Credit Bond	$8,382,247
Intermediate Government/Credit Bond	111,237,506
MBS	1,324,048,212
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2025:
iShares ETF	Interest-Related Dividends
Government/Credit Bond	$7,676,836
Intermediate Government/Credit Bond	100,753,595
MBS	1,324,048,212
153
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
154

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
155
2025 iShares Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: April 22, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: April 22, 2025